UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

Michael J. Leary, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: August 31
Date of reporting period: May 31, 2011

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Floating Rate Income Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2011

Floating Rate Income Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Term Loans (M) 86.38%				$1,943,065,859

(Cost $1,921,180,168)

Consumer Discretionary 27.95%				628,777,283

Auto Components - 1.55%
Allison Transmission, Inc.	2.960	08/07/14	$30,038,785	29,813,494
UCI International, Inc.	5.500	07/26/17	4,987,500	5,022,826

Automobiles - 0.16%
Ford Motor Company	2.950	12/15/13	3,612,269	3,611,706

Diversified Consumer Services - 1.45%
Cengage Learning Acquisitions, Inc.	2.440	07/03/14	34,956,526	32,547,812

Hotels, Restaurants & Leisure - 9.29%
Caesars Entertainment Corp.	3.249	01/28/15	38,869,753	36,168,306
Caesars Entertainment Operating Company, Inc.	9.500	10/31/16	17,214,887	18,247,781
CCM Merger, Inc.	7.000	03/01/17	22,109,215	22,407,690
City Center Holdings LLC	7.500	01/13/15	17,540,778	17,669,194
Denny's Corp.	5.250	02/24/17	6,900,000	6,951,750
DineEquity, Inc.	4.250	10/19/17	18,300,539	18,349,566
Dunkin' Brands, Inc.	4.250	11/23/17	26,957,500	26,974,348
Golden Nugget, Inc.	3.200	06/30/14	1,725,744	1,510,026
Las Vegas Sands LLC	3.000	11/23/16	23,715,819	23,300,792
Quiznos Corp.	4.940	05/05/13	17,960,330	16,867,749
VML US Finance LLC	4.700	05/25/12	2,278,827	2,276,929
VML US Finance LLC	4.700	05/25/13	5,898,319	5,893,406
Wynn Las Vegas LLC	3.200	08/04/15	12,500,000	12,468,750

Leisure Equipment & Products - 0.78%
Amscan Holdings, Inc.	6.750	12/02/17	17,373,613	17,427,906

Media - 9.99%
Acosta, Inc.	4.750	03/01/18	10,210,000	10,220,210
Advantage Sales & Marketing LLCe	5.250	12/17/17	8,986,250	9,013,119
AMC Entertainment Holdings, Inc.	3.442	12/15/16	12,965,789	12,894,478
Carmike Cinemas, Inc.	5.500	01/27/16	11,397,210	11,429,772
Charter Communications Operating LLC	3.560	09/06/16	26,123,119	26,135,214
Charter Communications Operating LLC	2.190	03/06/14	167,092	168,345
Citadel Broadcasting Corp.	4.250	12/30/16	5,930,000	5,925,019
Getty Images, Inc.	5.250	11/07/16	7,960,000	8,004,775
Newsday LLC	10.500	08/01/13	10,000,000	10,625,000
Nielsen Finance LLC	3.456	05/01/16	16,897,519	16,849,242
Regal Cinemas Corp.	3.557	08/23/17	9,226,875	9,221,108
Sinclair Television Group, Inc.	4.000	10/28/16	9,884,141	9,884,141
Tribune Company (H)	3.460	06/04/14	10,000,000	6,760,000
Tribune Company (H)	3.230	06/07/11	2,462,857	1,647,036
Univision Communications, Inc.	4.441	03/31/17	40,376,618	38,988,672
UPC Broadband Holding BV	1.961	12/31/14	3,565,583	3,532,898
Visant Holding Corp.	5.250	12/31/16	31,401,325	31,409,175
Weather Channel	4.250	02/13/17	11,982,500	12,047,409

Multiline Retail - 2.58%
Michaels Stores, Inc.	4.813	07/31/16	24,317,172	24,371,205
Michaels Stores, Inc.	2.563	10/31/13	4,499,999	4,440,352
Neiman Marcus, Inc.	4.750	05/10/17	27,015,000	26,834,891

1

Floating Rate Income Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Savers, Inc.	4.250	03/03/17	$2,481,250	$2,490,513

Specialty Retail - 2.15%
Bass Pro Group LLC	5.042	04/09/15	12,268,376	12,247,924
Gymboree Corp.	5.000	02/23/18	29,134,500	28,545,750
Petco Animal Supplies, Inc.	4.500	11/24/17	7,587,780	7,581,004

Consumer Staples 6.05%				136,045,944

Food & Staples Retailing - 0.32%
Michael Foods, Inc.	4.250	02/23/18	7,193,400	7,216,779

Food Products - 2.88%
Brickman Group Holdings, Inc.	7.250	10/14/16	6,483,750	6,578,983
Del Monte Corp.	4.500	03/08/18	30,000,000	29,990,430
Dole Food Company, Inc.	5.085	03/03/17	5,328,395	5,351,665
Dole Food Company, Inc.	5.049	03/03/17	2,145,303	2,154,672
WM Bolthouse Farms, Inc.	9.500	08/11/16	17,500,000	17,696,875
WM Bolthouse Farms, Inc.	5.502	02/11/16	2,907,687	2,918,590

Household Products - 1.79%
Reynolds Group Holdings, Inc.	4.250	02/09/18	32,000,000	31,980,000
Spectrum Brands, Inc.	5.000	06/17/16	8,165,779	8,225,561

Personal Products - 1.06%
NBTY, Inc.	4.250	10/02/17	23,947,500	23,932,389

Energy 1.96%				43,975,319

Energy Equipment & Services - 1.83%
Frac Tech International LLC	2.500	05/06/16	1,861,203	1,862,532
Frac Tech International LLC	6.250	05/06/16	15,959,022	15,970,417
Hercules Offshore, Inc.	7.500	07/11/13	23,396,727	23,275,556

Oil, Gas & Consumable Fuels - 0.13%
Semgroup Corp.	1.708	11/30/12	2,866,814	2,866,814

Financials 6.04%				135,782,254

Capital Markets - 0.97%
Affinion Group, Inc.	5.000	10/10/16	9,925,010	9,917,567
Pinafore LLC	4.250	09/29/15	4,809,780	4,809,780
Pinafore LLC	4.250	09/29/16	7,012,104	7,028,176

Diversified Financial Services - 2.30%
BLB Management Services, Inc.	8.500	11/05/15	12,697,702	12,729,446
Fifth Third Processing Solutions, Inc.	4.500	11/03/16	15,960,000	15,999,900
Star West Generation LLC	6.000	05/14/18	23,173,334	22,999,534

Insurance - 1.90%
Asurion Corp. (T)	-	06/10/18	36,584,400	36,233,592
Asurion Corp. (T)	-	06/10/19	6,500,000	6,555,523

Real Estate Management & Development - 0.87%
Realogy Corp.	4.644	10/10/16	2,520,047	2,394,045
Realogy Corp.	4.518	10/10/16	18,015,464	17,114,691

Health Care 14.50%				326,257,757

Biotechnology - 0.85%
Grifols SA (T)	-	11/23/16	19,000,000	19,146,452

2

Floating Rate Income Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Health Care (continued)

Health Care Equipment & Supplies - 1.51%
Bausch & Lomb, Inc.	3.531	04/26/15	$22,829,324	$22,760,722
Bausch & Lomb, Inc.	3.441	04/26/15	6,180,459	6,161,887
ConvaTec, Ltd.	5.750	12/22/16	4,987,500	4,999,969

Health Care Providers & Services - 9.43%
Alliance Healthcare Services, Inc.	5.500	06/01/16	4,937,500	4,927,215
Cardinal Health, Inc.	2.441	04/10/14	12,355,384	12,012,522
Community Health Systems, Inc.	3.754	01/25/17	9,285,578	9,049,083
Community Health Systems, Inc.	2.504	07/25/14	24,849,562	24,001,571
CRC Health Corp.	4.807	11/16/15	26,554,194	26,023,110
Davita, Inc.	4.500	10/20/16	7,500,000	7,542,188
Hanger Orthopedic Group, Inc.	4.000	12/01/16	18,784,896	18,814,257
HCA, Inc.	2.557	11/17/13	23,207,967	23,072,456
Health Management Associates, Inc.	2.057	02/28/14	4,364,873	4,255,206
IASIS Healthcare Corp.	5.000	05/17/18	17,798,000	17,811,349
MultiPlan, Inc.	4.750	08/26/17	22,462,132	22,420,016
National Mentor Holdings, Inc.	7.000	02/09/17	13,000,000	12,987,819
Renal Advantage Holdings, Inc.	5.750	12/16/16	2,992,500	3,009,333
Universal Health Services, Inc.	4.000	11/15/16	14,710,000	14,765,163
Vanguard Health Holding Company I LLC	5.000	01/29/16	11,533,936	11,526,727

Health Care Technology - 0.69%
MedAssets, Inc.	5.250	11/16/16	15,437,965	15,521,592

Pharmaceuticals - 2.02%
Quintiles Transnational Corp. (T)	-	06/08/18	15,500,000	15,393,050
Warner Chilcott Company LLC	4.250	03/15/18	30,000,000	30,056,070

Industrials 11.25%				253,155,155

Aerospace & Defense - 2.25%
DAE Aviation Holdings, Inc.	5.280	07/31/14	19,429,182	19,477,755
Delos Aircraft, Inc.	7.000	03/17/16	22,700,385	22,740,928
Hawker Beechcraft Acquisition Company LLC	2.307	03/26/14	321,086	281,793
Hawker Beechcraft Acquisition Company LLC	2.223	03/26/14	5,192,406	4,556,985
Transdigm, Inc.	4.000	02/14/17	3,491,250	3,503,253

Airlines - 1.01%
Delta Air Lines, Inc.	5.500	04/20/17	23,000,000	22,755,625

Building Products - 0.87%
Goodman Global, Inc	5.750	10/28/16	19,418,634	19,537,205

Commercial Services & Supplies - 2.70%
ARAMARK Corp.	3.557	07/26/16	8,766,291	8,752,598
ARAMARK Corp.	3.494	07/26/16	576,513	575,613
ARAMARK Corp.	2.182	01/26/14	1,171,857	1,155,736
ARAMARK Corp.	2.119	01/26/14	64,096	63,215
Brand Energy & Infrastructure Services, Inc.	2.563	02/07/14	2,484,636	2,383,180
International Lease Finance Corp.	6.750	03/17/15	6,409,615	6,424,492
Language Line LLC	6.250	06/20/16	7,842,126	7,881,336
US Investigations Services, Inc.	7.750	02/21/15	5,955,000	6,003,384
US Investigations Services, Inc.	3.059	02/21/15	13,262,458	13,080,099

3

Floating Rate Income Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Waste Industries USA, Inc.	4.750	03/17/17	$14,500,000	$14,526,825

Machinery - 0.52%
Intelligrated, Inc.	7.500	02/16/17	11,850,000	11,790,750

Professional Services - 1.76%
Emergency Medical Services Corp. (T)	-	04/05/18	18,849,000	18,805,251
Fenwal, Inc.	2.504	02/28/14	21,831,798	20,758,394

Road & Rail - 0.87%
The Hertz Corp.	3.750	03/09/18	19,563,836	19,563,719

Trading Companies & Distributors - 1.27%
BakerCorp, Inc. (T)	-	06/08/17	28,477,700	28,537,019

Information Technology 5.68%				127,815,469

Electronic Equipment, Instruments & Components -
0.45%
Sensus Metering Systems, Ltd.	8.500	05/09/18	4,000,000	4,065,000
Sensus Metering Systems, Ltd.	4.750	05/09/17	6,000,000	6,022,500

IT Services - 0.69%
Fidelity National Information Services, Inc.	5.250	07/18/16	8,925,736	8,959,208
Global Cash Access Holdings, Inc.	7.000	03/01/16	6,440,476	6,488,780

Semiconductors & Semiconductor Equipment -
0.96%
Freescale Semiconductor, Inc.	4.461	12/01/16	21,811,830	21,719,805

Software - 3.58%
Aspect Software, Inc.	6.250	05/07/16	6,920,000	6,937,300
Dealer Computer Services, Inc.	3.750	04/20/18	5,700,000	5,714,250
Eagle Parent, Inc.	5.000	05/16/18	12,586,210	12,444,615
First Data Corp.	4.195	03/23/18	24,787,611	23,120,074
First Data Corp.	2.945	09/24/14	20,733,078	19,383,272
Sungard Data Systems, Inc.	3.873	02/28/16	12,971,470	12,960,665

Materials 4.64%				104,277,357

Chemicals - 0.27%
Nalco Company	4.500	10/05/17	5,970,000	6,008,381

Containers & Packaging - 0.95%
Berry Plastics Group, Inc.	2.261	04/03/15	9,518,991	9,145,371
Graham Packaging Company LP	6.750	04/05/14	8,467,922	8,489,041
Graham Packaging Company LP	6.000	09/23/16	1,990,000	1,995,516
Graphic Packaging International, Inc.	2.289	05/16/14	1,760,027	1,750,127

Metals & Mining - 2.75%
Fairmount Minerals, Ltd.	5.250	03/01/17	24,000,000	24,150,000
Global Brass and Copper	10.251	07/29/15	7,958,095	8,196,838
Novelis, Inc.	4.000	03/10/17	6,483,750	6,510,093
Walter Industries, Inc.	4.000	04/02/18	23,000,000	23,047,035

Paper & Forest Products - 0.67%
Exopack LLC (T)	-	05/26/17	14,850,000	14,775,750
Georgia-Pacific LLC	2.309	12/21/12	209,554	209,205

4

Floating Rate Income Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services 4.23%				$95,237,922

Diversified Telecommunication Services - 3.54%
Commscope, Inc.	5.000	01/14/18	$3,000,000	3,015,000
FairPoint Communications, Inc.	6.500	01/22/16	9,000,000	8,326,611
Insight Midwest Holdings LLC	2.002	04/07/14	2,068,519	2,039,214
Intelsat Jackson Holdings SA	5.250	04/02/18	33,000,000	33,187,902
Level 3 Financing, Inc.	11.500	03/13/14	4,000,000	4,240,000
Level 3 Financing, Inc.	2.533	03/13/14	24,000,000	23,463,744
Telesat Canada	3.200	10/31/14	5,323,444	5,294,330

Wireless Telecommunication Services - 0.69%
MetroPCS Wireless, Inc.	4.071	11/03/16	6,684,781	6,683,852
MetroPCS Wireless, Inc.	4.000	05/18/18	5,500,000	5,474,794
Syniverse Technologies, Inc.	5.250	12/21/17	3,495,000	3,512,475

Utilities 4.08%				91,741,399

Electric Utilities - 2.76%
Equipower Resources Corp.	5.750	01/26/18	7,000,000	7,026,250
Texas Competitive Electric Holdings Company LLC	4.738	10/10/17	69,662,219	54,963,490

Independent Power Producers & Energy Traders -
1.32%
Genon Energy, Inc.	6.000	09/08/17	11,193,750	11,240,394
NRG Energy, Inc.	3.557	08/31/15	2,881,283	2,880,833
NRG Energy, Inc.	3.470	08/31/15	7,940,232	7,941,470
NRG Energy, Inc.	2.057	02/01/13	1,198,048	1,195,052
The AES Corp. (T)	-	05/17/18	6,500,000	6,493,910

Corporate Bonds 7.91%				$178,021,779

(Cost $165,028,177)

Consumer Discretionary 0.82%				18,453,275

Hotels, Restaurants & Leisure - 0.07%
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	1,500,000	1,687,500

Media - 0.75%
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125	04/30/20	2,300,000	2,486,875
CCO Holdings LLC/CCO Holdings Capital Corp.	7.875	04/30/18	2,970,000	3,148,200
CCO Holdings LLC/CCO Holdings Capital Corp.	7.000	01/15/19	6,000,000	6,127,500
Univision Communications, Inc. (S)	7.875	11/01/20	4,720,000	5,003,200

Consumer Staples 0.04%				987,350

Tobacco - 0.04%
Alliance One International, Inc.	10.000	07/15/16	980,000	987,350

Energy 0.16%				3,677,313

Energy Equipment & Services - 0.16%
Hercules Offshore, Inc. (S)	10.500	10/15/17	3,461,000	3,677,313

Financials 1.23%				27,666,253

Consumer Finance - 0.55%
SLM Corp.	8.000	03/25/20	11,100,000	12,239,548

5

Floating Rate Income Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Diversified Financial Services - 0.37%
Citigroup, Inc.	6.375	08/12/14	$7,500,000	$8,391,705

Real Estate Management & Development - 0.31%
Realogy Corp. (S)	7.875	02/15/19	7,000,000	7,035,000

Industrials 1.49%				33,462,650

Airlines - 0.39%
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	1,053,027	1,117,578
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02/02/19	304,417	320,794
Continental Airlines 2001-1 Class A-2 Pass Through Trust	6.503	06/15/11	1,030,000	1,033,914
Continental Airlines 2009-2 Class B Pass Through Trust	9.250	05/10/17	2,236,082	2,325,526
United Air Lines 2009-2A Pass Through Trust	9.750	01/15/17	3,534,522	4,047,028

Commercial Services & Supplies - 0.16%
International Lease Finance Corp. (S)	7.125	09/01/18	3,300,000	3,613,500

Electrical Equipment - 0.49%
NXP BV/NXP Funding LLC (P)	3.028	10/15/13	11,001,000	10,945,995

Road & Rail - 0.45%
RailAmerica, Inc.	9.250	07/01/17	9,082,000	10,058,315

Information Technology 0.42%				9,410,925

Software - 0.42%
Aspect Software, Inc.	10.625	05/15/17	5,520,000	5,961,600
First Data Corp. (S)	7.375	06/15/19	3,390,000	3,449,325

Materials 1.76%				39,575,068

Chemicals - 0.89%
Georgia Gulf Corp. (S)	9.000	01/15/17	5,000,000	5,500,000
Lyondell Chemical Company	11.000	05/01/18	7,730,049	8,705,968
Lyondell Chemical Company (S)	8.000	11/01/17	5,264,000	5,922,000

Metals & Mining - 0.32%
Midwest Vanadium Pty, Ltd. (S)	11.500	02/15/18	7,000,000	7,175,000

Paper & Forest Products - 0.55%
Appleton Papers, Inc. (S)	10.500	06/15/15	5,660,000	5,999,600
NewPage Corp.	11.375	12/31/14	6,500,000	6,272,500

Telecommunication Services 0.39%				8,765,625

Diversified Telecommunication Services - 0.39%
Wind Acquisition Finance SA (S)	7.250	02/15/18	8,250,000	8,765,625

Utilities 1.60%				36,023,320

Electric Utilities - 0.45%
Texas Competitive Electric Holdings Company LLC/TCEH
Finance, Inc. (S)	11.500	10/01/20	10,000,000	10,125,000

Independent Power Producers & Energy Traders -
1.15%
Calpine Construction Finance Company LP (S)	8.000	06/01/16	7,000,000	7,630,000
Calpine Corp. (S)	7.250	10/15/17	8,508,000	8,848,320
Calpine Corp. (S)	7.500	02/15/21	6,000,000	6,240,000
Calpine Corp. (S)	7.875	07/31/20	3,000,000	3,180,000

6

Floating Rate Income Fund
As of 5-31-11 (Unaudited)

			Shares	Value

Common Stocks 1.41%				$31,812,909

(Cost $13,167,066)

Consumer Discretionary 0.56%				12,667,801

Hotels, Restaurants & Leisure - 0.05%
Tropicana Entertainment, Inc. (I)			72,338	1,211,662

Media - 0.51%
Citadel Broadcasting Corp., Class A (I)			53,412	1,802,655
Citadel Broadcasting Corp., Class B (I)			283,926	9,653,484

Industrials 0.00%				98,750

Building Products - 0.00%
Nortek, Inc. (I)			2,500	98,750

Materials 0.85%				19,046,358

Chemicals - 0.85%
Georgia Gulf Corp. (I)			74,111	2,100,300
LyondellBasell Industries, Class A			386,808	16,946,058

Preferred Securities 0.88%				$19,722,855

(Cost $18,841,250)

Financials 0.88%				19,722,855

Diversified Financial Services - 0.88%
Citigroup Capital XII (8.500% to 03/30/15, then 3 month LIBOR + 5.870%)			260,450	6,766,491
GMAC Capital Trust I (8.125% to 02/15/2016, then 3 month LIBOR + 5.785%)			493,200	12,956,364

			Par value	Value

Short-Term Investments 10.54%				$237,172,714

(Cost $237,172,714)

		Maturity	Par value
	Yield*	date		Value

U.S. Government & Agency Obligations 6.18%				139,020,578

Federal Home Loan Mortgage Association Discount Note	0.132%	02/07/12	70,000,000	69,936,553
Federal National Mortgage Association Discount Note	0.122%	07/05/11	41,300,000	41,295,319
U.S. Treasury Bill	0.099%	09/01/11	27,800,000	27,788,706

			Par value	Value

Repurchase Agreement 4.36%				98,152,136

Deutsche Bank Tri-Party Repurchase Agreement dated 05-31-11 at 0.090% to be repurchased at $97,000,243 on 06-01-2011, collateralized by $74,793,000 U.S.
Treasury Notes, 2.000% due 01-15-14 (valued at $98,939,995, including interest)			$97,000,000	97,000,000
Repurchase Agreement with State Street Corp. dated 05-31-11 at 0.010% to be repurchased at $1,152,136 on 06-01-11, collateralized by $1,155,000 U.S. Treasury
Notes, 1.375% due 05-15-13 (valued at $1,175,802, including interest)			1,152,136	1,152,136

7

Floating Rate Income Fund
As of 5-31-11 (Unaudited)

Total investments (Cost $2,355,389,375)† 107.12%	$2,409,796,116

Other assets and liabilities, net (7.12%)	($160,232,663)

Total net assets 100.00%	$2,249,563,453

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

* Yield represents the annualized yield at the date of purchase.

† At 5-31-11, the aggregate cost of investment securities for federal income tax purposes was $2,358,861,149. Net unrealized appreciation aggregated $50,934,967, of which $57,783,314 related to appreciated investment securities and $6,848,347 related to depreciated investment securities.

8

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/11	Price	Inputs	Inputs

Term Loans
Consumer Discretionary	$628,777,283	—	$628,777,283	—
Consumer Staples	136,045,944	—	136,045,944	—
Energy	43,975,319	—	43,975,319	—
Financials	135,782,254	—	135,782,254	—
Health Care	326,257,757	—	326,257,757	—
Industrials	253,155,155	—	253,155,155	—
Information Technology	127,815,469	—	127,815,469	—
Materials	104,277,357	—	104,277,357	—
Telecommunication Services	95,237,922	—	95,237,922	—
Utilities	91,741,399	—	91,741,399	—
Corporate Bonds
Consumer Discretionary	18,453,275	—	18,453,275	—
Consumer Staples	987,350	—	987,350	—
Energy	3,677,313	—	3,677,313	—
Financials	27,666,253	—	27,666,253	—
Industrials	33,462,650	—	33,462,650	—
Information Technology	9,410,925	—	9,410,925	—
Materials	39,575,068	—	39,575,068	—
Telecommunication Services	8,765,625	—	8,765,625	—
Utilities	36,023,320	—	36,023,320	—
Common Stocks
Consumer Discretionary	12,667,801	—	12,667,801	—
Industrials	98,750	$98,750	—	—
Materials	19,046,358	19,046,358	—	—
Preferred Securities
Financials	19,722,855	19,722,855	—	—
Short-Term Investments
U.S. Government & Agency
Obligations	139,020,578	—	139,020,578	—
Repurchase Agreement	98,152,136	—	98,152,136	—
Total Investments in Securities	$2,409,796,116	$38,867,963	$2,370,928,153	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended May 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds including John Hancock Collateral Investment Trust

(JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

At May 31, 2011, the Fund had $1,862,532 in unfunded loan commitments outstanding.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.

328Q3 5/11
7/11

MUTUAL FUNDS

John Hancock Natural Resources Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2011

Natural Resources Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Common Stocks 96.49%		$963,237,162

(Cost $847,346,855)

Energy 58.36%		582,556,566

Energy Equipment & Services 4.93%
Noble Corp.	491,000	20,558,170
Tidewater, Inc. (L)	224,600	12,274,390
Transocean, Ltd.	236,200	16,371,022

Oil, Gas & Consumable Fuels 53.43%
BG Group PLC	1,709,612	39,768,191
BP PLC, SADR	716,527	33,132,208
Bumi Resources Tbk PT	40,814,000	15,784,411
Cameco Corp.	284,822	7,992,105
Canadian Natural Resources, Ltd.	621,666	27,058,528
Chesapeake Energy Corp. (L)	987,600	30,951,384
CONSOL Energy, Inc.	514,186	26,362,316
Encana Corp.	450,954	15,369,253
EOG Resources, Inc. (L)	360,569	39,352,501
Exxon Mobil Corp.	169,205	14,123,541
Gazprom OAO, SADR	1,375,514	20,288,832
Imperial Oil, Ltd.	570,800	28,300,264
Oil Search, Ltd.	1,990,162	14,733,934
Petroleo Brasileiro SA, ADR	1,023,196	35,433,277
Pioneer Natural Resources Company (L)	187,100	17,179,522
Reliance Industries, Ltd.	592,226	12,501,049
Reliance Industries, Ltd., GDR (S)	27,252	1,154,940
Reliance Industries, Ltd., GDR (London Exchange) (S)	247,949	10,504,790
Rosneft Oil Company, GDR	1,016,585	8,834,462
Rosneft Oil Company, GDR (London Exchange) (I)	46,403	401,749
Sasol, Ltd., SADR	254,200	13,630,204
Southwestern Energy Company (I)(L)	573,100	25,084,587
Statoil ASA, SADR (L)	1,055,600	27,804,504
Suncor Energy, Inc.	758,941	31,686,188
Tesoro Corp. (I)(L)	618,900	15,101,160
Ultra Petroleum Corp. (I)(L)	428,200	20,819,084

Industrials 1.60%		16,006,266

Industrial Conglomerates 1.60%
Beijing Enterprises Holdings, Ltd.	3,144,176	16,006,266

Materials 35.84%		357,736,465

Chemicals 1.45%
Sumitomo Chemical Company, Ltd.	2,877,000	14,423,853

Construction Materials 1.36%
CRH PLC	620,089	13,608,611

Metals & Mining 33.03%
Alumina, Ltd.	9,057,255	22,407,086
Anglo American PLC	533,579	26,638,438
Anglo Platinum, Ltd.	245,147	23,553,228
AngloGold Ashanti, Ltd., SADR (L)	218,541	10,044,144
Compania de Minas Buenaventura SA, ADR (L)	358,300	15,808,196
First Quantum Minerals, Ltd.	215,600	29,320,799
Fortescue Metals Group, Ltd.	1,946,980	13,585,792
Glencore International PLC (I)	2,435,028	21,273,844
Gold Fields, Ltd.	524,947	8,677,699

1

Natural Resources Fund
As of 5-31-11 (Unaudited)

	Shares	Value
Metals & Mining 33.03% (continued)

Kazakhmys PLC	784,200	$16,979,357
Kinross Gold Corp.	1,628,400	25,598,448
Lundin Mining Corp. (I)	1,065,800	7,920,483
Mongolian Mining Corp. (I)	12,502,000	14,650,003
Sumitomo Metal Industries, Ltd.	6,999,000	14,359,547
Teck Resources, Ltd., Class B	403,490	21,211,469
Vale SA, SADR (L)	810,904	23,759,487
Vedanta Resources PLC (L)	956,788	33,915,981

Utilities 0.69%		6,937,865

Gas Utilities 0.69%
ENN Energy Holdings, Ltd.	2,011,467	6,937,865

Warrants 1.11%		$11,073,834

(Cost $12,253,914)

Materials 1.11%		11,073,834

NMDC, Ltd. (Expiration date: 03-25-15, Strike Price: INR 0.00001) (I)	1,859,117	11,073,834

Securities Lending Collateral 12.60%		$125,755,843

(Cost $125,752,470)

John Hancock Collateral Investment Trust, 0.2531% (W)(Y)	12,565,406	125,755,843

Short-Term Investments 2.27%		$22,700,000

(Cost $22,700,000)

	Par value	Value
Repurchase Agreement 2.27%		22,700,000

Deutsche Bank Securities Tri-Party Repurchase Agreement dated 5-31-11 at 0.140%
to be repurchased at $22,700,088 on 6-1-11, collateralized by $23,079,084
Government National Mortgage Association, 4.000% due 10-15-40 (valued at
$23,154,001, including interest)	22,700,000	22,700,000

Total investments (Cost $1,008,053,239)† 112.47%		$1,122,766,839

Other assets and liabilities, net (12.47%)		($124,524,002)

Total net assets 100.00%		$998,242,837

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

INR Indian Rupee

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 5-31-11.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

2

Natural Resources Fund
As of 5-31-11 (Unaudited)

(Y) The rate shown is the annualized seven-day yield as of 5-31-11.

† At 5-31-11, the aggregate cost of investment securities for federal income tax purposes was $1,018,868,846. Net unrealized appreciation aggregated $103,897,993, of which $120,433,415 related to appreciated investment securities and $16,535,422 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 5-31-11:

United States	22%
Canada	19%
United Kingdom	15%
Brazil	6%
South Africa	6%
Switzerland	4%
Australia	4%
Russia	3%
Japan	3%
Norway	3%
Ireland	2%
India	2%
Hong Kong	2%
Peru	2%
Indonesia	2%
Other Countries	3%
Short Term Investments & Other	2%

3

John Hancock Natural Resources Fund
As of 5-31-11 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2011, by major security category or type:

	Total Market	Level 1	Level 2 Significant	Level 3 Significant
	Value at 5-31-11	Quoted Price	Observable Inputs	Unobservable Inputs

Common Stocks
Energy	$582,556,566	$480,027,980	$102,528,586	—
Industrials	16,006,266	—	16,006,266	—
Materials	357,736,465	133,663,026	224,073,439	—
Utilities	6,937,865	—	6,937,865	—
Warrants	11,073,834	—	11,073,834	—
Securities Lending Collateral	125,755,843	125,755,843	—	—
Short-Term Investments	22,700,000	—	22,700,000	—

Total Investments in Securities	$1,122,766,839	$739,446,849	$383,319,990	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended May 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in underlying affiliated funds and/or other open-end management investment companies, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

4

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Natural Resources Fund.

354Q3 5/11
7/11

John Hancock
MUTUAL FUNDS

John Hancock Strategic Income Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2011

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 49.33%				$963,721,175

(Cost $901,770,584)

Consumer Discretionary 7.98%				155,912,937

Auto Components 1.30%
Allison Transmission, Inc. (S)	7.125	05/15/19	$3,655,000	3,627,588
Allison Transmission, Inc. (S)	11.000	11/01/15	6,340,000	6,815,500
Allison Transmission, Inc., PIK (S)	11.250	11/01/15	5,140,400	5,513,079
Exide Technologies (S)	8.625	02/01/18	2,200,000	2,337,500
Hyva Global BV (S)	8.625	03/24/16	2,050,000	2,101,250
Lear Corp.	8.125	03/15/20	2,500,000	2,746,875
Lear Corp., Series B, Escrow Certificates (I)	8.750	12/01/16	940,000	25,850
Tenneco, Inc.	6.875	12/15/20	1,600,000	1,640,000
The Goodyear Tire & Rubber Company	10.500	05/15/16	211,000	238,958
TRW Automotive, Inc. (S)	8.875	12/01/17	340,000	381,650

Auto Manufacturers 0.05%
Volvo Treasury AB (S)	5.950	04/01/15	850,000	947,556

Automobiles 0.13%
Chrysler Group LLC/CG Co-Issuer, Inc. (S)	8.250	06/15/21	1,605,000	1,600,988
Hyundai Capital America (S)	3.750	04/06/16	955,000	963,055

Food Products 0.17%
Simmons Foods, Inc. (S)	10.500	11/01/17	3,130,000	3,349,100

Hotels, Restaurants & Leisure 2.06%
Ameristar Casinos, Inc. (S)	7.500	04/15/21	1,260,000	1,307,250
CCM Merger, Inc. (S)	8.000	08/01/13	5,125,000	5,125,000
Choctaw Resort Development Enterprise (S)	7.250	11/15/19	218,000	166,225
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	1,295,000	648
Great Canadian Gaming Corp. (S)	7.250	02/15/15	1,570,000	1,605,325
Jacobs Entertainment, Inc.	9.750	06/15/14	5,365,000	5,472,300
Landry's Restaurants, Inc.	11.625	12/01/15	1,385,000	1,502,725
Landry's Restaurants, Inc. (S)	11.625	12/01/15	620,000	672,700
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	464,000	417,600
Mandalay Resort Group	6.375	12/15/11	1,595,000	1,610,950
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	2,015,000	166,238
MGM Resorts International	9.000	03/15/20	540,000	600,750
Midwest Gaming Borrower LLC/Midwest Finance Corp. (S)	11.625	04/15/16	205,000	221,400
Mohegan Tribal Gaming Authority	7.125	08/15/14	6,100,000	4,453,000
Mohegan Tribal Gaming Authority	8.000	04/01/12	3,355,000	2,935,625
Mohegan Tribal Gaming Authority (S)	11.500	11/01/17	255,000	265,200
MTR Gaming Group, Inc.	12.625	07/15/14	4,565,000	4,816,075
Pokagon Gaming Authority (S)	10.375	06/15/14	1,934,000	1,984,768
Seminole Indian Tribe of Florida (S)	7.750	10/01/17	935,000	981,750
Snoqualmie Entertainment Authority (S)	9.125	02/01/15	3,360,000	3,351,600
Waterford Gaming LLC (S)	8.625	09/15/14	1,752,809	831,971
Yonkers Racing Corp. (S)	11.375	07/15/16	1,524,000	1,678,305

Household Durables 0.07%
Beazer Homes USA, Inc. (S)	9.125	05/15/19	980,000	928,550
Standard Pacific Corp.	8.375	05/15/18	385,000	391,738

Household Products 0.15%
Reynolds Group Issuer, Inc. (S)	8.250	02/15/21	870,000	885,225
Reynolds Group Issuer, Inc. (S)	8.750	05/15/18	2,070,000	2,152,800

1

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Media 3.16%
AMC Entertainment Holdings, Inc. (S)	9.750	12/01/20	$3,290,000	$3,491,513
AMC Entertainment, Inc.	8.000	03/01/14	5,255,000	5,307,550
AMC Entertainment, Inc.	8.750	06/01/19	1,465,000	1,573,044
Cablevision Systems Corp.	8.000	04/15/20	1,300,000	1,426,750
Cablevision Systems Corp.	8.625	09/15/17	1,630,000	1,837,825
Canadian Satellite Radio Holdings, Inc. (P)	1.500	02/14/16	132,650	132,650
CCH II LLC/CCH II Capital Corp.	13.500	11/30/16	6,458,017	7,685,040
CCO Holdings LLC/CCO Holdings Capital Corp.	7.000	01/15/19	1,235,000	1,261,244
CCO Holdings LLC/CCO Holdings Capital Corp. (S)	7.000	01/15/19	780,000	794,625
Cinemark USA, Inc. (S)	7.375	06/15/21	2,089,000	2,122,946
Cinemark USA, Inc.	8.625	06/15/19	500,000	546,250
Citadel Broadcasting Corp. (S)	7.750	12/15/18	335,000	362,219
Clear Channel Communications, Inc. (S)	9.000	03/01/21	1,690,000	1,694,225
Clear Channel Communications, Inc.	10.750	08/01/16	5,660,000	5,433,600
Clear Channel Communications, Inc., PIK	11.000	08/01/16	4,169,203	3,919,051
Comcast Corp.	4.950	06/15/16	805,000	884,213
CSC Holdings LLC	8.500	06/15/15	1,450,000	1,573,250
Nexstar Broadcasting, Inc.	7.000	01/15/14	230,000	230,288
Nexstar Broadcasting, Inc., PIK	7.000	01/15/14	699,997	700,872
Radio One, Inc., PIK (S)	15.000	05/24/16	431,626	444,575
Regal Cinemas Corp.	8.625	07/15/19	295,000	315,650
Regal Entertainment Group	9.125	08/15/18	1,210,000	1,285,625
Shaw Communications, Inc. (CAD) (D)	5.500	12/07/20	1,580,000	1,652,848
Shaw Communications, Inc. (CAD) (D)	5.700	03/02/17	610,000	676,550
Shaw Communications, Inc. (CAD) (D)	6.500	06/02/14	1,110,000	1,253,371
Sirius XM Radio, Inc. (S)	8.750	04/01/15	5,440,000	6,079,200
SuperMedia, Inc., Escrow Certificates (I)	8.000	11/15/16	2,015,000	0
Videotron Ltee (CAD) (D)(S)	7.125	01/15/20	1,615,000	1,753,505
XM Satellite Radio, Inc. (S)	13.000	08/01/13	6,125,000	7,288,750
Young Broadcasting, Inc. (H)	10.000	03/01/11	680,000	0

Multiline Retail 0.27%
Macy's Retail Holdings, Inc.	7.875	08/15/36	2,755,000	3,022,599
Michaels Stores, Inc.	11.375	11/01/16	2,100,000	2,270,625

Specialty Retail 0.55%
Automotores Gildemeister SA (S)	8.250	05/24/21	3,116,000	3,205,585
Empire Today LLC/Empire Today Finance Corp. (S)	11.375	02/01/17	2,665,000	2,838,225
Giraffe Acquisition Corp. (S)	9.125	12/01/18	1,265,000	1,179,613
Hillman Group, Inc. (S)	10.875	06/01/18	545,000	599,500
Hillman Group, Inc.	10.875	06/01/18	1,770,000	1,947,000
Sonic Automotive, Inc.	9.000	03/15/18	350,000	373,625
Toys R Us Property Company LLC	8.500	12/01/17	495,000	530,269

Textiles, Apparel & Luxury Goods 0.07%
Phillips-Van Heusen Corp.	7.375	05/15/20	1,300,000	1,404,000

Consumer Staples 2.13%				41,553,824

Beverages 0.22%
Anheuser-Busch InBev Worldwide, Inc. (BRL) (D)	9.750	11/17/15	6,503,000	4,286,560

Commercial Services & Supplies 0.15%
ARAMARK Corp.	8.500	02/01/15	2,855,000	2,969,200

Food Products 1.12%
Arcor (S)	7.250	11/09/17	785,000	841,913

2

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Staples (continued)

B&G Foods, Inc.	7.625	01/15/18	$1,345,000	$1,445,875
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	2,070,000	2,178,675
Del Monte Foods Company (S)	7.625	02/15/19	1,265,000	1,291,091
Grupo Bimbo SAB de CV (S)	4.875	06/30/20	1,955,000	1,986,906
JBS Finance II, Ltd. (S)	8.250	01/29/18	5,180,000	5,443,662
Marfrig Holding Europe BV (S)	8.375	05/09/18	3,840,000	3,788,160
TreeHouse Foods, Inc.	7.750	03/01/18	1,000,000	1,080,000
Viterra, Inc. (CAD) (D)	8.500	07/07/14	3,460,000	3,856,944

Household Products 0.31%
Diversey, Inc.	8.250	11/15/19	440,000	475,200
Yankee Candle Company, Inc.	8.500	02/15/15	3,920,000	4,081,700
Yankee Candle Company, Inc., Series B	9.750	02/15/17	730,000	775,625
YCC Holdings LLC/Yankee Finance, Inc., PIK (S)	10.250	02/15/16	580,000	597,400

Personal Products 0.33%
Hypermarcas SA (S)	6.500	04/20/21	6,035,000	6,019,913
Revlon Consumer Products Corp.	9.750	11/15/15	400,000	435,000

Energy 4.57%				89,326,534

Energy Equipment & Services 1.29%
Calfrac Holdings LP (S)	7.500	12/01/20	2,405,000	2,489,175
Forbes Energy Services, Ltd. (S)	9.000	06/15/19	1,955,000	1,959,888
Inkia Energy, Ltd. (S)	8.375	04/04/21	5,625,000	5,745,938
Offshore Group Investments, Ltd.	11.500	08/01/15	8,505,000	9,376,763
PHI, Inc.	8.625	10/15/18	3,150,000	3,346,875
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	1,250,000	1,318,750
Weatherford International, Ltd.	9.625	03/01/19	800,000	1,044,352

Oil, Gas & Consumable Fuels 3.28%
Alpha Natural Resources, Inc.	6.000	06/01/19	635,000	638,969
Alpha Natural Resources, Inc.	6.250	06/01/21	4,635,000	4,716,113
Anadarko Petroleum Corp.	6.375	09/15/17	1,030,000	1,184,272
Bumi Investment Pte, Ltd. (S)	10.750	10/06/17	1,110,000	1,268,175
Drummond Company, Inc.	7.375	02/15/16	5,610,000	5,736,225
Energy Partners, Ltd. (S)	8.250	02/15/18	1,325,000	1,311,750
Enterprise Products Operating LLC, Series G	5.600	10/15/14	980,000	1,093,680
EV Energy Partners LP/EV Energy Finance Corp. (S)	8.000	04/15/19	2,665,000	2,771,600
Gibson Energy ULC/GEP Midstream Finance Corp.	10.000	01/15/18	1,720,000	2,107,000
Harvest Operations Corp. (S)	6.875	10/01/17	240,000	253,200
Linn Energy LLC/Linn Energy Finance Corp.	8.625	04/15/20	1,875,000	2,053,125
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp.	6.500	08/15/21	1,745,000	1,764,631
McMoRan Exploration Company	11.875	11/15/14	4,545,000	4,931,325
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.875	03/15/18	1,755,000	1,886,625
OGX Petroleo e Gas Participacoes SA (S)	8.500	06/01/18	5,880,000	5,893,308
Overseas Shipholding Group, Inc.	8.125	03/30/18	1,820,000	1,760,850
Pan American Energy LLC (S)	7.875	05/07/21	2,895,000	3,089,255
Pertamina Persero PT (S)	5.250	05/23/21	2,410,000	2,373,850
Pertamina Persero PT (S)	6.500	05/27/41	1,730,000	1,710,624
Petrobras International Finance Company	5.375	01/27/21	2,660,000	2,728,886
Petroleos Mexicanos	6.000	03/05/20	850,000	921,825
RDS Ultra-Deepwater, Ltd. (S)	11.875	03/15/17	4,145,000	4,642,400
Regency Energy Partners LP/Regency Energy Finance Corp.	9.375	06/01/16	2,510,000	2,848,850
Reliance Holdings USA, Inc. (S)	4.500	10/19/20	840,000	799,747
Targa Resources Partners LP	8.250	07/01/16	760,000	809,400

3

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)

Valero Energy Corp.	4.500	02/01/15	$485,000	$522,746
Valero Energy Corp.	6.125	02/01/20	485,000	542,072
Westmoreland Coal Company/Westmoreland Partners (S)	10.750	02/01/18	3,025,000	3,130,875
Williams Partners LP/Williams Partners Finance Corp.	7.250	02/01/17	460,000	553,415

Financials 17.58%				343,482,441

Capital Markets 1.87%
Ameriprise Financial, Inc. (7.518% to 06/01/2016, then 3
month LIBOR + 2.905%)	7.518	06/01/66	355,000	379,850
E*Trade Financial Corp.	6.750	06/01/16	2,530,000	2,530,000
Hongkong Land Treasury Services (Singapore) Pte, Ltd.
(SGD) (D)	3.860	12/29/17	2,500,000	2,160,013
Macquarie Group, Ltd. (S)	7.300	08/01/14	595,000	675,972
Morgan Stanley (BRL) (D)(S)	10.090	05/03/17	19,600,000	12,205,356
Morgan Stanley & Company, Inc. (BRL) (D)(S)	11.500	10/22/20	21,601,000	14,033,291
Temasek Financial I, Ltd. (SGD) (D)	3.265	02/19/20	5,250,000	4,474,357

Commercial Banks 3.36%
ANZ National International, Ltd. (SGD) (D)	2.950	07/27/15	2,750,000	2,292,729
Banco de Galicia y Buenos Aires (S)	8.750	05/04/18	3,940,000	3,959,700
Banco Votorantim SA (BRL) (D)(S)	6.250	05/16/16	6,700,000	4,296,799
BanColombia SA (S)	5.950	06/03/21	3,710,000	3,723,913
Bank of Moscow via BOM Capital PL (S)	6.699	03/11/15	860,000	909,837
Citizens Republic Bancorp, Inc.	5.750	02/01/13	3,500,000	3,106,177
First Tennessee Bank NA	5.050	01/15/15	508,000	533,514
GTB Finance B.V. (S)	7.500	05/19/16	1,760,000	1,795,376
M&I Marshall & Ilsley Bank	5.000	01/17/17	11,353,000	12,353,267
Regions Financial Corp.	7.375	12/10/37	2,885,000	2,835,528
Santander Issuances SA (6.500% to 11/15/2014, then 3
month LIBOR + 3.920%) (S)	6.500	08/11/19	1,000,000	1,058,045
Standard Chartered Bank (SGD) (D)	2.220	07/05/13	6,000,000	4,957,347
State Bank of India/London (S)	4.500	07/27/15	1,400,000	1,454,244
Synovus Financial Corp.	5.125	06/15/17	760,000	714,519
The Royal Bank of Scotland PLC (SGD) (D)(P)	1.871	03/31/14	7,500,000	6,069,694
The South Financial Group, Inc. (P)	1.674	09/01/37	490,000	406,700
Western Alliance Bancorp	10.000	09/01/15	2,155,000	2,322,013
Wilmington Trust Corp.	8.500	04/02/18	10,405,000	12,780,787

Consumer Finance 0.06%
Ford Motor Credit Company LLC	8.700	10/01/14	1,100,000	1,255,451

Diversified Financial Services 9.04%
Alfa Bank OJSC Via Alfa Bond Issuance PLC (S)	7.750	04/28/21	2,150,000	2,199,042
Continental Trustees Cayman, Ltd. (7.375% to 10/07/2020,
then 3 month LIBOR + 6.802%) (S)	7.375	10/07/40	1,625,000	1,606,719
Corporacion Andina de Fomento	3.750	01/15/16	2,010,000	2,049,422
Council of Europe Development Bank (AUD) (D)	5.250	05/27/13	2,760,000	2,951,908
Crown Castle Towers LLC (S)	4.883	08/15/20	2,200,000	2,229,689
Eurofima (AUD) (D)	6.000	01/28/14	3,190,000	3,457,963
European Bank for Reconstruction & Development (BRL) (D)	9.250	09/10/12	15,860,000	10,102,551
European Investment Bank (NOK) (D)	4.250	02/04/15	70,100,000	13,298,854
European Investment Bank (AUD) (D)	5.375	05/20/14	8,565,000	9,161,729
European Investment Bank (NZD) (D)	7.000	01/18/12	2,550,000	2,152,190
Export-Import Bank of Korea (INR) (D)(S)	6.500	01/25/12	111,800,000	2,471,042
Forethought Financial Group, Inc. (S)	8.625	04/15/21	3,000,000	3,072,513

4

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

General Electric Capital Australia Funding Pty, Ltd. (AUD)
(D)	6.500	11/15/11	2,870,000	$3,074,910
General Electric Capital Australia Funding Pty, Ltd. (AUD)
(D)	7.000	10/08/15	5,300,000	5,795,820
General Electric Capital Corp. (SEK) (D)	4.875	04/05/16	41,000,000	6,752,665
General Electric Capital Corp., Series A (NZD) (D)	7.625	12/10/14	14,055,000	12,483,879
Gruposura Finance (S)	5.700	05/18/21	$3,175,000	3,151,188
GTP Towers Issuer LLC (S)	8.112	02/15/15	2,665,000	2,804,932
Inter-American Development Bank (INR) (D)	4.750	01/10/14	166,600,000	3,630,841
Inter-American Development Bank (AUD) (D)	5.375	05/27/14	5,000,000	5,358,454
Inter-American Development Bank, Series INTL (NZD) (D)	7.250	05/24/12	9,930,000	8,502,009
Inter-American Development Bank, Series MPLE (CAD) (D)	4.250	12/02/12	495,000	531,004
International Bank for Reconstruction & Development (NZD)
(D)	5.375	12/15/14	7,930,000	6,745,113
International Finance Corp. (AUD) (D)	7.500	02/28/13	2,515,000	2,790,185
Kreditanstalt fuer Wiederaufbau (NOK) (D)	4.000	12/15/14	39,250,000	7,402,040
Kreditanstalt fuer Wiederaufbau (AUD) (D)	5.750	05/13/15	15,350,000	16,515,703
Kreditanstalt fuer Wiederaufbau (AUD) (D)	6.000	08/20/20	18,700,000	19,688,942
Kreditanstalt fuer Wiederaufbau (IDR) (D)	7.000	10/22/12	47,700,000,000	5,658,671
Lancer Finance Company SPV, Ltd. (S)	5.850	12/12/16	469,992	484,815
Landry's Holdings, Inc. (S)	11.500	06/01/14	5,355,000	5,355,000
Local TV Finance LLC, PIK (S)	9.250	06/15/15	291,721	291,721
Nationstar Mortgage/Nationstar Capital Corp. (S)	10.875	04/01/15	925,000	971,250
Offshore Group Investments, Ltd. (S)	11.500	08/01/15	1,950,000	2,145,000
Ono Finance II PLC (S)	10.875	07/15/19	395,000	438,450
Tam Capital, Inc.	7.375	04/25/17	1,205,000	1,223,075

Insurance 1.77%
American International Group, Inc. (8.175% to 05/15/2038,
then 3 month LIBOR + 4.195%)	8.175	05/15/58	13,870,000	15,257,000
Chubb Corp. (6.375% until 04/15/2017, then 3 month LIBOR
+ 2.250%)	6.375	03/29/67	2,235,000	2,369,100
CNO Financial Group, Inc. (S)	9.000	01/15/18	2,930,000	3,164,400
Genworth Financial, Inc.	7.700	06/15/20	488,000	517,443
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR +2.125%) (S)	6.505	02/12/67	7,270,000	6,679,313
MetLife, Inc.	6.400	12/15/36	4,300,000	4,286,459
Symetra Financial Corp. (8.300% to 10/15/2017, then 3
month LIBOR + 4.177%) (S)	8.300	10/15/37	905,000	934,413
XL Group PLC., Series E (6.500% to 04/15/2017, then 3
month LIBOR + 2.458%) (Q)	6.500	04/15/17	1,548,000	1,460,925

Real Estate Investment Trusts 0.04%
DuPont Fabros Technology LP	8.500	12/15/17	790,000	869,988

Real Estate Management & Development 1.44%
CapitaMalls Asia Treasury, Ltd. (SGD) (D)	3.950	08/24/17	7,750,000	6,490,659
Country Garden Holdings Company (S)	11.125	02/23/18	1,190,000	1,240,575
Longfor Properties Company, Ltd. (S)	9.500	04/07/16	1,130,000	1,173,844
Realogy Corp. (S)	7.875	02/15/19	3,720,000	3,738,600
Realogy Corp. (S)	11.500	04/15/17	6,055,000	6,388,025
Realogy Corp. (S)	12.000	04/15/17	6,051,484	6,338,929
Yanlord Land Group, Ltd. (S)	10.625	03/29/18	2,640,000	2,739,000

5

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Health Care 1.09%				$21,274,444

Biotechnology 0.05%
Giant Funding Corp. (S)	8.250	02/01/18	$1,005,000	1,057,763

Health Care Equipment & Supplies 0.12%
Alere, Inc.	8.625	10/01/18	2,160,000	2,273,400

Health Care Providers & Services 0.68%
BioScrip, Inc.	10.250	10/01/15	3,561,000	3,698,989
Community Health Systems, Inc.	8.875	07/15/15	3,495,000	3,608,588
HCA, Inc.	8.500	04/15/19	3,500,000	3,915,625
HCA, Inc.	9.125	11/15/14	460,000	480,988
LifePoint Hospitals, Inc. (S)	6.625	10/01/20	480,000	498,000
Vanguard Health Systems, Inc. (S)	Zero	02/01/16	1,550,000	1,001,688

Pharmaceuticals 0.24%
Catalent Pharma Solutions, Inc., PIK	9.500	04/15/15	2,908,018	2,948,003
PharmaNet Development Group, Inc. (S)	10.875	04/15/17	1,255,000	1,556,200
Valeant Pharmaceuticals International, Inc. (S)	7.000	10/01/20	240,000	235,200

Industrials 4.86%				94,979,657

Aerospace & Defense 0.39%
Bombardier, Inc. (S)	7.750	03/15/20	730,000	824,900
Colt Defense LLC/Colt Finance Corp.	8.750	11/15/17	425,000	371,875
Hawker Beechcraft Acquisition Company LLC	8.500	04/01/15	2,025,000	1,706,063
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	2,010,000	2,211,000
TransDigm, Inc. (S)	7.750	12/15/18	2,315,000	2,459,688

Airlines 1.29%
America West Airlines 2001-1 Pass Through Trust	7.100	04/02/21	2,939,050	2,931,702
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	2,610,000	2,518,650
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	1,634,409	1,658,925
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	1,279,382	1,330,558
Delta Air Lines, Inc. (S)	9.500	09/15/14	1,967,000	2,119,443
Delta Air Lines, Inc. (S)	12.250	03/15/15	1,595,000	1,788,394
Global Aviation Holdings, Inc.	14.000	08/15/13	3,315,000	3,248,700
TAM Capital 3, Inc. (S)	8.375	06/03/21	3,390,000	3,466,031
United Air Lines 2009-1 Pass Through Trust	10.400	11/01/16	713,660	812,644
United Air Lines 2009-2A Pass Through Trust	9.750	01/15/17	1,444,263	1,653,681
United Air Lines, Inc. (S)	9.875	08/01/13	347,000	370,423
United Air Lines, Inc. (S)	12.000	11/01/13	2,400,000	2,592,000
United Air Lines, Inc.	12.750	07/15/12	726,739	794,871

Building Products 0.32%
Euramax International, Inc. (S)	9.500	04/01/16	800,000	816,000
Nortek, Inc. (S)	8.500	04/15/21	1,625,000	1,549,844
Nortek, Inc. (S)	10.000	12/01/18	2,890,000	3,005,600
Rearden G Holdings EINS GmbH (S)	7.875	03/30/20	490,000	537,138
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	330,000	347,325

Commercial Services & Supplies 0.37%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.625	03/15/18	825,000	905,438
Covanta Holding Corp.	7.250	12/01/20	4,120,000	4,426,685
Garda World Security Corp. (S)	9.750	03/15/17	1,820,000	1,947,400

Construction & Engineering 0.27%
Aeropuertos Argentina 2000 SA (S)	10.750	12/01/20	2,212,650	2,406,257
Tutor Perini Corp. (S)	7.625	11/01/18	2,860,000	2,842,125

6

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Construction Materials 0.09%
Votorantim Cimentos SA (S)	7.250	04/05/41	$1,705,000	$1,683,688

Electrical Equipment 0.35%
Coleman Cable, Inc.	9.000	02/15/18	1,700,000	1,802,000
WPE International Cooperatief UA (S)	10.375	09/30/20	4,895,000	5,145,624

Industrial Conglomerates 0.58%
General Electric Capital Australia Funding Pty, Ltd. (AUD)
(D)	6.750	02/18/14	2,200,000	2,386,507
Grupo KUO SAB de CV (S)	9.750	10/17/17	3,315,000	3,605,063
Hutchison Whampoa International, Ltd. (S)	4.625	09/11/15	850,000	910,675
Mega Advance Investments, Ltd. (S)	5.000	05/12/21	2,395,000	2,348,640
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	1,815,000	1,840,410
Smiths Group PLC (S)	7.200	05/15/19	190,000	219,131

Machinery 0.31%
American Railcar Industries, Inc.	7.500	03/01/14	1,125,000	1,153,125
Lonking Holdings Ltd. (S)	8.500	06/03/16	3,390,000	3,372,575
Thermadyne Holdings Corp. (S)	9.000	12/15/17	1,395,000	1,482,188

Marine 0.16%
Navios Maritime Holdings, Inc./Navios Maritime Finance II
U.S., Inc. (S)	8.125	02/15/19	2,075,000	2,075,000
Navios South American Logistics, Inc./Navios Logistics
Finance (S)	9.250	04/15/19	955,000	974,100

Professional Services 0.03%
CDRT Merger Sub, Inc. (S)	8.125	06/01/19	650,000	655,688

Road & Rail 0.52%
B-Corp Merger Sub, Inc. (S)	8.250	06/01/19	1,585,000	1,602,831
Kansas City Southern de Mexico SA de CV	8.000	02/01/18	945,000	1,046,588
RailAmerica, Inc.	9.250	07/01/17	972,000	1,076,490
Swift Services Holdings, Inc. (S)	10.000	11/15/18	2,585,000	2,869,350
Western Express, Inc. (S)	12.500	04/15/15	3,680,000	3,578,800

Transportation Infrastructure 0.18%
SCF Capital, Ltd. (S)	5.375	10/27/17	3,510,000	3,507,824

Information Technology 0.87%				17,005,376

Communications Equipment 0.08%
CommScope, Inc. (S)	8.250	01/15/19	995,000	1,042,263
EH Holding Corp. (S)	7.625	06/15/21	475,000	485,688

Computers & Peripherals 0.19%
Seagate HDD Cayman (S)	7.000	11/01/21	3,635,000	3,689,525

Electronic Equipment, Instruments & Components 0.10%
Freescale Semiconductor, Inc. (S)	9.250	04/15/18	1,745,000	1,945,675

IT Services 0.27%
Brightstar Corp. (S)	9.500	12/01/16	3,985,000	4,263,950
Equinix, Inc.	8.125	03/01/18	960,000	1,036,800

Software 0.23%
First Data Corp. (S)	8.875	08/15/20	2,175,000	2,359,875
Vangent, Inc.	9.625	02/15/15	2,160,000	2,181,600

7

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials 5.77%				$112,644,723

Chemicals 0.83%
American Pacific Corp.	9.000	02/01/15	$2,340,000	2,293,200
Braskem Finance, Ltd. (S)	5.750	04/15/21	1,055,000	1,055,000
Braskem Finance, Ltd. (S)	7.000	05/07/20	1,750,000	1,924,125
Braskem Finance, Ltd. (Q)(S)	7.375	10/04/15	1,220,000	1,246,230
Ferro Corp.	7.875	08/15/18	1,665,000	1,769,063
Fufeng Group, Ltd. (S)	7.625	04/13/16	6,625,000	6,244,063
Nova Chemicals Corp.	6.500	01/15/12	125,000	127,813
Rhodia SA (S)	6.875	09/15/20	1,245,000	1,451,981

Construction Materials 0.12%
China Shanshui Cement Group, Ltd. (S)	8.500	05/25/16	2,305,000	2,319,522

Containers & Packaging 1.09%
AEP Industries, Inc. (S)	8.250	04/15/19	2,430,000	2,478,600
Ball Corp.	6.625	03/15/18	195,000	201,338
Ball Corp.	6.750	09/15/20	580,000	616,975
Berry Plastics Corp.	8.250	11/15/15	2,680,000	2,874,300
Berry Plastics Corp.	9.750	01/15/21	1,255,000	1,256,569
Cascades, Inc.	7.875	01/15/20	545,000	574,975
Graham Packaging Company LP/GPC Capital Corp. I	8.250	01/01/17	1,455,000	1,582,313
Graham Packaging Company LP/GPC Capital Corp. I	8.250	10/01/18	490,000	534,100
Graham Packaging Company LP/GPC Capital Corp. I	9.875	10/15/14	375,000	389,063
Graphic Packaging International, Inc.	7.875	10/01/18	283,000	308,470
Graphic Packaging International, Inc.	9.500	06/15/17	1,545,000	1,722,675
Owens-Brockway Glass Container, Inc.	7.375	05/15/16	4,700,000	5,193,500
Packaging Dynamics Corp. (S)	8.750	02/01/16	1,320,000	1,381,050
Polymer Group, Inc. (S)	7.750	02/01/19	480,000	494,400
Pretium Packaging LLC/Pretium Finance, Inc. (S)	11.500	04/01/16	1,040,000	1,067,300
U.S. Corrugated, Inc.	10.000	06/12/13	715,000	704,275

Metals & Mining 2.30%
APERAM (S)	7.750	04/01/18	1,690,000	1,744,925
China Oriental Group Company, Ltd. (S)	7.000	11/17/17	1,865,000	1,813,713
CSN Islands XI Corp. (S)	6.875	09/21/19	510,000	559,725
CSN Islands XII Corp. (Q)(S)	7.000	09/23/15	1,950,000	1,920,750
Essar Steel Algoma, Inc. (S)	9.375	03/15/15	1,935,000	1,956,769
Gerdau Holdings, Inc. (S)	7.000	01/20/20	790,000	872,950
Gerdau Trade, Inc. (S)	5.750	01/30/21	3,615,000	3,624,038
Metinvest BV (S)	8.750	02/14/18	3,315,000	3,513,602
Midwest Vanadium Pty, Ltd. (S)	11.500	02/15/18	6,310,000	6,467,750
Rain CII Carbon LLC/CII Carbon Corp. (S)	8.000	12/01/18	8,260,000	8,858,850
Rio Tinto Finance USA, Ltd.	7.125	07/15/28	1,465,000	1,815,308
Rio Tinto Finance USA, Ltd.	9.000	05/01/19	1,150,000	1,533,634
Teck Resources, Ltd.	10.750	05/15/19	505,000	643,219
Vale Overseas, Ltd.	4.625	09/15/20	2,005,000	1,993,361
Vedanta Resources PLC (S)	8.250	06/07/21	4,683,000	4,697,413
Winsway Coking Coal Holding, Ltd. (S)	8.500	04/08/16	2,930,000	2,864,075

Paper & Forest Products 1.43%
AbitibiBowater, Inc. (S)	10.250	10/15/18	2,300,000	2,532,875
Celulosa Arauco y Constitucion SA	5.000	01/21/21	1,435,000	1,434,696
Clearwater Paper Corp.	10.625	06/15/16	195,000	220,838
Grupo Papelero Scribe SA (S)	8.875	04/07/20	940,000	890,650
Longview Fibre Paper & Packaging, Inc. (S)	8.000	06/01/16	1,285,000	1,304,275
Mercer International, Inc.	9.500	12/01/17	1,605,000	1,759,481

8

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials (continued)

NewPage Corp.	11.375	12/31/14	$6,375,000	$6,151,875
PE Paper Escrow GmbH (S)	12.000	08/01/14	515,000	593,538
Sappi Papier Holding AG (S)	7.500	06/15/32	3,590,000	3,329,725
Sappi Papier Holding GmbH (S)	6.625	04/15/21	1,050,000	1,063,125
Suzano Trading, Ltd. (S)	5.875	01/23/21	5,645,000	5,602,663
Verso Paper Holdings LLC/Verso Paper, Inc. (S)	8.750	02/01/19	3,070,000	3,070,000

Telecommunication Services 3.59%				70,153,545

Communications Equipment 0.07%
Sable International Finance, Ltd. (S)	7.750	02/15/17	585,000	602,550
SingTel Group Treasury Pte, Ltd. (SGD) (D)	3.488	04/08/20	1,000,000	843,305

Diversified Telecommunication Services 2.05%
Affinion Group Holdings, Inc. (S)	11.625	11/15/15	3,125,000	3,164,063
AT&T, Inc.	6.700	11/15/13	1,240,000	1,395,646
Axtel SAB de CV (S)	7.625	02/01/17	2,715,000	2,606,400
Axtel SAB de CV (S)	9.000	09/22/19	3,250,000	3,225,625
Broadview Networks Holdings, Inc.	11.375	09/01/12	2,345,000	2,298,100
Cincinnati Bell, Inc.	8.750	03/15/18	2,305,000	2,224,325
Frontier Communications Corp.	7.125	03/15/19	710,000	733,963
Frontier Communications Corp.	8.500	04/15/20	1,245,000	1,364,831
GXS Worldwide, Inc.	9.750	06/15/15	2,345,000	2,386,038
Intelsat Luxembourg SA	11.250	02/04/17	6,410,000	6,922,800
Intelsat Luxembourg SA, PIK (S)	11.500	02/04/17	2,705,000	2,931,544
Level 3 Financing, Inc.	10.000	02/01/18	280,000	303,100
Satmex Escrow SA de CV (S)	9.500	05/15/17	2,703,000	2,770,575
Virgin Media Secured Finance PLC (S)	5.250	01/15/21	1,260,000	1,317,820
West Corp.	11.000	10/15/16	4,895,000	5,256,006
Wind Acquisition Finance SA (S)	7.250	02/15/18	1,060,000	1,126,250

Wireless Telecommunication Services 1.47%
American Tower Corp.	7.000	10/15/17	1,310,000	1,506,500
Bakrie Telecom Pte, Ltd. (S)	11.500	05/07/15	3,160,000	3,302,200
CC Holdings GS V LLC/Crown Castle GS III Corp. (S)	7.750	05/01/17	870,000	955,913
Data & Audio Visual Enterprises Wireless, Inc. (CAD) (D)	9.500	04/29/18	2,300,000	2,379,883
Digicel Group, Ltd. (S)	8.875	01/15/15	1,680,000	1,730,400
Digicel, Ltd. (S)	8.250	09/01/17	3,180,000	3,339,000
Nextel Communications, Inc.	7.375	08/01/15	4,940,000	4,970,875
NII Capital Corp.	8.875	12/15/19	910,000	1,007,825
NII Capital Corp.	10.000	08/15/16	695,000	797,513
SBA Tower Trust (S)	5.101	04/15/17	1,495,000	1,558,538
Sprint Capital Corp.	8.375	03/15/12	3,305,000	3,461,988
Sprint Capital Corp.	8.750	03/15/32	3,325,000	3,669,969

Utilities 0.89%				17,387,694

Electric Utilities 0.61%
Appalachian Power Company	5.000	06/01/17	900,000	973,036
Centrais Eletricas do Para SA (S)	10.500	06/03/16	2,675,000	2,615,772
Cia de Eletricidade do Estado da Bahia (BRL) (D)	11.750	04/27/16	4,800,000	3,262,874
Dubai Electricity & Water Authority (S)	7.375	10/21/20	2,810,000	2,894,300
Texas Competitive Electric Holdings Company LLC/TCEH
Finance, Inc. (S)	11.500	10/01/20	1,085,000	1,098,563
United Maritime Group LLC	11.750	06/15/15	1,100,000	1,155,000

Independent Power Producers & Energy Traders 0.14%
AES Andres Dominicana/Itabo Dominicana (S)	9.500	11/12/20	1,985,000	2,117,003

9

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Utilities (continued)

Listrindo Capital BV (S)	9.250	01/29/15	$455,000	$510,396

Water Utilities 0.14%
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20	2,700,000	2,760,750

Foreign Government Obligations 24.36%				$475,881,893

(Cost $442,732,251)

Argentina 0.85%				16,612,588

Provincia de Buenos Aires (S)	10.875	01/26/21	2,095,000	1,959,953
Provincia de Buenos Aires (S)	11.750	10/05/15	2,960,000	3,098,232
Provincia de Cordoba (S)	12.375	08/17/17	2,245,000	2,346,025
Provincia de Neuquen Argentina (S)	7.875	04/26/21	3,930,000	4,018,425
Republic of Argentina	7.000	10/03/15	1,265,000	1,225,153
Republic of Argentina	8.750	06/02/17	3,840,000	3,964,800

Australia 0.86%				16,783,814

New South Wales Treasury Corp. (AUD) (D)	6.000	04/01/16	4,915,000	5,388,951
New South Wales Treasury Corp., Series 12 (AUD) (D)	6.000	05/01/12	10,571,000	11,394,863

Canada 4.34%				84,782,908

Canada Housing Trust (CAD) (D)(S)	2.750	06/15/16	4,055,000	4,221,327
Canada Housing Trust (CAD) (D)(S)	4.600	09/15/11	5,545,000	5,780,513
Government of Canada (CAD) (D)	2.500	06/01/15	11,710,000	12,252,079
Government of Canada (CAD) (D)	3.000	12/01/15	10,535,000	11,220,914
Government of Canada (CAD) (D)	4.000	06/01/16	12,390,000	13,794,801
Ontario School Boards Financing Corp., Series 01A2 (CAD)
(D)	6.250	10/19/16	3,815,000	4,538,860
Province of Ontario	3.150	12/15/17	3,495,000	3,589,236
Province of Ontario (CAD) (D)	4.500	03/08/15	6,000,000	6,661,031
Province of Ontario (CAD) (D)	4.750	06/02/13	4,610,000	5,035,194
Province of Ontario (NZD) (D)	6.250	06/16/15	12,870,000	11,174,789
Province of Quebec (CAD) (D)	5.250	10/01/13	5,870,000	6,514,164

Chile 0.09%				1,761,150

Republic of Chile	3.875	08/05/20	1,770,000	1,761,150

Colombia 0.01%				116,050

Republic of Colombia	10.000	01/23/12	110,000	116,050

Indonesia 2.01%				39,253,126

Republic of Indonesia (S)	5.875	03/13/20	1,365,000	1,496,381
Republic of Indonesia (IDR) (D)	8.250	07/15/21	13,500,000,000	1,663,893
Republic of Indonesia (IDR) (D)	9.500	06/15/15	130,720,000,000	16,816,392
Republic of Indonesia (IDR) (D)	9.500	07/15/31	36,400,000,000	4,523,344
Republic of Indonesia (IDR) (D)	10.000	07/15/17	74,110,000,000	9,949,920
Republic of Indonesia (IDR) (D)	12.500	03/15/13	23,855,000,000	3,107,176
Republic of Indonesia (IDR) (D)	14.250	06/15/13	12,500,000,000	1,696,020

Malaysia 0.43%				8,511,427

Government of Malaysia (MYR) (D)	3.835	08/12/15	25,250,000	8,511,427

Mexico 0.55%				10,708,260

Government of Mexico	5.625	01/15/17	520,000	584,480
Government of Mexico	5.875	02/17/14	550,000	608,575
Government of Mexico (MXN) (D)	7.500	06/21/12	95,587,300	8,495,915

10

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Mexico (continued)

Government of Mexico	8.125	12/30/19	$360,000	$489,600
Government of Mexico, Series A	6.375	01/16/13	490,000	529,690

New Zealand 2.27%				44,341,549

Government of New Zealand, Series 1217 (NZD) (D)	6.000	12/15/17	50,260,000	44,341,549

Norway 0.74%				14,382,095

Government of Norway (NOK) (D)	4.500	05/22/19	17,643,000	3,574,934
Government of Norway (NOK) (D)	5.000	05/15/15	53,377,000	10,807,161

Peru 0.07%				1,421,750

Republic of Peru	7.350	07/21/25	1,175,000	1,421,750

Philippines 1.66%				32,425,655

Republic of Philippines (PHP) (D)	4.950	01/15/21	342,000,000	8,004,508
Republic of Philippines (PHP) (D)	5.875	12/16/20	321,278,240	7,233,491
Republic of Philippines (PHP) (D)	6.250	01/14/36	72,000,000	1,610,264
Republic of Philippines (PHP) (D)	8.125	12/16/35	653,520,160	15,577,392

Singapore 2.33%				45,533,016

Republic of Singapore (SGD) (D)	1.375	10/01/14	14,975,000	12,465,900
Republic of Singapore (SGD) (D)	1.625	04/01/13	11,750,000	9,728,764
Republic of Singapore (SGD) (D)	2.875	07/01/15	4,650,000	4,058,988
Republic of Singapore (SGD) (D)	3.250	09/01/20	22,210,000	19,279,364

South Korea 2.80%				54,673,203

Korea Development Bank (SGD) (D)	2.440	05/25/12	2,500,000	2,043,735
Korea Development Bank	4.375	08/10/15	485,000	514,211
Republic of Korea (KRW) (D)	4.000	03/10/16	11,700,000,000	10,893,343
Republic of Korea (KRW) (D)	5.000	06/10/20	14,205,000,000	13,936,683
Republic of Korea, Series 1212 (KRW) (D)	4.250	12/10/12	6,535,000,000	6,119,689
Republic of Korea, Series 1809 (KRW) (D)	5.750	09/10/18	20,780,000,000	21,165,542

Sweden 1.84%				35,911,755

Kingdom of Sweden (SEK) (D)	3.750	08/12/17	93,075,000	15,883,883
Kingdom of Sweden, Series 1047 (SEK) (D)	5.000	12/01/20	67,615,000	12,810,963
Svensk Exportkredit AB (NZD) (D)	7.625	06/30/14	8,075,000	7,216,909

Turkey 0.08%				1,551,594

Republic of Turkey	6.750	05/30/40	1,435,000	1,551,594

Ukraine 0.15%				2,933,050

Government of Ukraine (S)	6.580	11/21/16	515,000	520,150
Government of Ukraine (S)	7.750	09/23/20	980,000	1,006,950
Government of Ukraine (S)	7.950	02/23/21	1,365,000	1,405,950

United Kingdom 3.28%				64,178,903

Government of United Kingdom (GBP) (D)	3.750	09/07/20	5,271,000	8,962,997
Government of United Kingdom (GBP) (D)	4.750	03/07/20	30,035,000	55,215,906

Capital Preferred Securities 2.54%				$49,673,279

(Cost $47,107,442)

Financials 2.54%				49,673,279

Commercial Banks 2.28%
Banponce Trust I, Series A	8.327	02/01/27	750,000	666,938

11

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

BB&T Capital Trust IV (6.820% to 06/12/2037 then 3 month
LIBOR + 2.110% quarterly or 1 month LIBOR + 2.108%)	6.820	06/12/57	$1,175,000	$1,201,438
Cullen/Frost Capital Trust II (P)	1.804	03/01/34	3,479,000	2,818,011
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	3,345,000	3,319,913
First Midwest Capital Trust I, Series B	6.950	12/01/33	1,155,000	1,062,600
First Tennessee Capital II	6.300	04/15/34	520,000	495,300
Keycorp Capital VII	5.700	06/15/35	2,515,000	2,433,524
M&T Capital Trust II	8.277	06/01/27	1,630,000	1,693,529
Regions Financing Trust II (6.625% to 5/15/2027, then 3
month LIBOR 1.290%)	6.625	05/15/47	1,995,000	1,855,350
SunTrust Capital VIII (6.100% to 12/15/2036, then 1 month
LIBOR + 1.965%)	6.100	12/15/36	4,070,000	4,029,300
SunTrust Preferred Capital I (5.853% to 12/15/2011, then 3
month LIBOR + 0.645%) (Q)	5.853	12/15/11	9,285,000	7,729,763
The South Financial Group, Inc. (1.630% to 12/15/2012, then
1 month LIBOR + 1.320%)	1.630	09/15/37	2,200,000	1,826,000
Wachovia Capital Trust III (Q)	5.570	07/21/11	16,635,000	15,395,693

Diversified Financial Services 0.26%
JPMorgan Chase Capital XXIII (1.261% to 05/15/2047, then
3 month LIBOR + 2.030%)	1.261	05/15/47	5,600,000	4,695,645
Susquehanna Capital II	11.000	03/23/40	415,000	450,275

Convertible Bonds 3.69%				$71,996,085

(Cost $60,576,186)

Consumer Discretionary 1.34%				26,225,819

Automobiles 0.57%
Ford Motor Company	4.250	11/15/16	6,125,000	11,124,531

Household Durables 0.18%
D.R. Horton, Inc.	2.000	05/15/14	660,000	758,175
Lennar Corp. (S)	2.750	12/15/20	2,500,000	2,737,500

Media 0.59%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	7,530,000	11,605,613

Consumer Staples 0.06%				1,166,200

Tobacco 0.06%
Alliance One International, Inc.	5.500	07/15/14	1,120,000	1,166,200

Energy 0.33%				6,475,294

Energy Equipment & Services 0.05%
Newpark Resources, Inc.	4.000	10/01/17	750,000	918,750

Oil, Gas & Consumable Fuels 0.28%
Chesapeake Energy Corp.	2.250	12/15/38	3,445,000	3,203,850
Chesapeake Energy Corp.	2.500	05/15/37	660,000	731,775
James River Coal Company (S)	3.125	03/15/18	1,595,000	1,620,919

Financials 0.58%				11,307,362

Capital Markets 0.29%
Ares Capital Corp. (S)	5.750	02/01/16	3,550,000	3,709,750
Janus Capital Group, Inc.	3.250	07/15/14	955,000	1,068,406
MF Global Holdings, Ltd.	1.875	02/01/16	775,000	767,250

12

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Insurance 0.12%
Old Republic International Corp.	3.750	03/15/18	$2,345,000	$2,336,206

Real Estate Investment Trusts 0.17%
Developers Diversified Realty Corp.	1.750	11/15/40	2,500,000	2,675,000
ProLogis	3.250	03/15/15	600,000	704,250

Thrifts & Mortgage Finance 0.00%
The PMI Group, Inc.	4.500	04/15/20	75,000	46,500

Health Care 0.25%				4,749,347

Biotechnology 0.21%
Dendreon Corp.	2.875	01/15/16	3,029,000	3,437,915
Gilead Sciences, Inc. (S)	1.000	05/01/14	455,000	510,169

Health Care Equipment & Supplies 0.04%
Teleflex, Inc.	3.875	08/01/17	690,000	801,263

Industrials 0.41%				8,002,044

Airlines 0.28%
Continental Airlines, Inc.	4.500	01/15/15	910,000	1,346,800
United Continental Holdings, Inc.	4.500	06/30/21	4,135,000	4,150,713

Trading Companies & Distributors 0.13%
United Rentals, Inc.	4.000	11/15/15	975,000	2,504,531

Information Technology 0.33%				6,402,731

Internet Software & Services 0.33%
Equinix, Inc.	4.750	06/15/16	4,505,000	6,402,731

Materials 0.05%				985,625

Containers & Packaging 0.05%
Owens-Brockway Glass Container, Inc. (S)	3.000	06/01/15	950,000	985,625

Telecommunication Services 0.34%				6,681,663

Wireless Telecommunication Services 0.34%
Clearwire Communications LLC/Clearwire Finance, Inc. (S)	8.250	12/01/40	6,665,000	6,681,663

Municipal Bonds 2.86%				$55,787,729

(Cost $52,938,511)

California 0.59%				11,595,362

Bay Area Toll Authority	7.043	04/01/50	1,110,000	1,241,346
California State Public Works Board, Series G2	8.361	10/01/34	1,965,000	2,144,346
City of Long Beach	7.282	11/01/30	480,000	469,824
County of Siskiyou	6.100	06/01/37	760,000	730,580
Los Angeles County Public Works Financing Authority	7.488	08/01/33	1,880,000	2,065,387
Los Angeles Department of Water & Power	6.603	07/01/50	2,030,000	2,230,117
Modesto Irrigation District Financing Authority	7.204	10/01/40	1,220,000	1,288,564
San Diego County Regional Airport Authority	6.628	07/01/40	480,000	489,403
State of California	6.200	10/01/19	845,000	935,795

District of Columbia 0.18%				3,549,695

District of Columbia Water & Sewer Authority	5.522	10/01/44	2,035,000	2,046,742
Metropolitan Washington Airports Authority, Series D	8.000	10/01/47	1,505,000	1,502,953

13

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Florida 0.23%				$4,489,917

County of Sarasota	7.401	10/01/40	$3,130,000	3,448,947
Florida Governmental Utility Authority	7.084	10/01/40	1,000,000	1,040,970

Georgia 0.11%				2,205,148

Municipal Electric Authority of Georgia	7.055	04/01/57	2,280,000	2,205,148

Hawaii 0.04%				744,523

University of Hawaii	6.034	10/01/40	720,000	744,523

Illinois 0.17%				3,418,685

City of Chicago	7.168	01/01/41	1,275,000	1,295,107
Northern Illinois Municipal Power Agency	7.820	01/01/40	1,850,000	2,123,578

Massachusetts 0.03%				539,725

Commonwealth of Massachusetts	5.731	06/01/40	490,000	539,725

Michigan 0.07%				1,336,100

County of Wayne	10.000	12/01/40	1,230,000	1,336,100

Nevada 0.03%				536,254

County of Clark	6.000	07/01/28	530,000	536,254

New Jersey 0.13%				2,595,902

New Jersey Transportation Trust Fund Authority	6.104	12/15/28	2,520,000	2,595,902

New York 0.29%				5,690,924

City of New York	5.206	10/01/31	990,000	954,261
City of New York	5.517	10/01/37	1,995,000	2,041,603
City of New York	6.271	12/01/37	1,230,000	1,385,706
Port Authority of New York & New Jersey	5.647	11/01/40	1,260,000	1,309,354

Ohio 0.28%				5,519,849

American Municipal Power-Ohio, Inc.	5.939	02/15/47	2,400,000	2,381,448
American Municipal Power-Ohio, Inc.	8.084	02/15/50	2,450,000	3,138,401

Oklahoma 0.11%				2,141,114

Grand River Dam Authority	7.155	06/01/40	2,025,000	2,141,114

Pennsylvania 0.09%				1,680,819

Pennsylvania Turnpike Commission	5.511	12/01/45	1,775,000	1,680,819

Texas 0.24%				4,617,227

City of San Antonio	5.808	02/01/41	2,140,000	2,219,694
Dallas Area Rapid Transit	5.022	12/01/48	1,390,000	1,363,979
Dallas-Fort Worth International Airport Facilities Improvement	7.000	01/01/16	1,015,000	1,033,554

Virginia 0.12%				2,283,554

Virginia Resources Authority	6.290	11/01/40	2,175,000	2,283,554

Washington 0.15%				2,842,931

King County Public Hospital District No 1	8.000	06/15/40	2,250,000	2,330,235
Washington State Convention Center Public Facilities District	6.790	07/01/40	505,000	512,696

14

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Term Loans (M) 5.21%				$101,770,148

(Cost $101,083,256)

Consumer Discretionary 1.79%				34,862,426

Hotels, Restaurants & Leisure 1.14%
Caesars Entertainment Corp. (T)	—	01/28/15	$6,775,000	6,304,138
Caesars Entertainment Operating Company, Inc. (T)	—	01/26/18	6,750,000	6,311,359
CCM Merger, Inc.	7.000	03/01/17	985,000	998,298
Kalispel Tribal Economic Authority	7.500	02/22/17	3,900,000	3,841,500
Las Vegas Sands LLC (T)	—	11/23/16	1,623,666	1,595,252
Las Vegas Sands LLC (T)	—	11/23/16	332,991	327,164
Travelport LLC (T)	—	08/21/15	3,026,316	2,914,990

Media 0.47%
Clear Channel Communications, Inc.	3.841	01/28/16	4,880,635	4,265,811
Dex Media West LLC	7.000	10/24/14	552,915	488,178
Hubbard Broardcasting, Inc. (T)	—	04/30/18	400,000	406,000
Mood Media Corp.	7.750	04/30/18	1,790,000	1,781,050
Mood Media Corp.	11.000	10/31/18	640,000	636,800
Vertis, Inc.	11.750	12/31/15	1,561,225	1,463,648

Multiline Retail 0.09%
Michaels Stores, Inc.	2.563	10/31/13	1,815,129	1,791,069

Personal Products 0.09%
Revlon Consumer Products Corp. (T)	—	12/01/17	1,735,000	1,737,169

Energy 0.30%				5,940,000

Oil, Gas & Consumable Fuels 0.30%
Alpha Natural Resources, Inc. (U)	—	01/27/12	5,940,000	5,940,000

Financials 0.31%				6,075,627

Real Estate Investment Trusts 0.10%
iStar Financial, Inc.	7.000	06/30/14	1,875,000	1,888,727

Real Estate Management & Development 0.21%
Realogy Corp. (T)	—	10/10/13	3,552,539	3,374,912
Realogy Corp. (T)	—	10/10/13	447,461	425,088
Realogy Corp.	13.500	10/15/17	365,000	386,900

Health Care 0.38%				7,430,282

Health Care Providers & Services 0.38%
Cardinal Health, Inc.	2.441	04/10/14	3,098,407	3,012,426
Community Health Systems, Inc.	2.504	07/25/14	121,523	117,376
Community Health Systems, Inc.	2.504	07/25/14	1,892,377	1,827,799
National Mentor Holdings, Inc. (T)	—	02/09/17	2,475,000	2,472,681

Industrials 1.08%				21,014,052

Aerospace & Defense 0.19%
Hawker Beechcraft Acquisition Company LLC	2.223	03/26/14	4,001,144	3,511,504
Hawker Beechcraft Acquisition Company LLC	2.307	03/26/14	247,421	217,143

Airlines 0.59%
Delta Air Lines, Inc.	5.500	04/20/17	4,700,000	4,650,063
US Airways Group, Inc.	2.694	03/21/14	7,479,653	6,861,542

15

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Trading Companies & Distributors 0.30%
BakerCorp, Inc. (U)	—	04/28/12	$4,381,500	$4,381,500
Bourland & Leverich Supply Company LLC	11.000	08/13/15	1,326,000	1,392,300

Information Technology 0.18%				3,590,153

Software 0.18%
First Data Corp.	2.945	09/24/14	370,139	346,042
First Data Corp.	4.195	03/23/18	3,478,092	3,244,111

Materials 0.20%				3,980,894

Containers & Packaging 0.20%
Consolidated Container Company LLC	5.688	09/28/14	4,450,000	3,980,894

Telecommunication Services 0.74%				14,453,461

Diversified Telecommunication Services 0.74%
Intelsat Jackson Holdings SA	3.285	02/02/14	4,000,000	4,022,776
Intelsat Jackson Holdings SA	5.250	04/02/18	3,490,000	3,509,872
LightSquared LP (T)	—	10/01/14	3,820,291	4,106,813
Unitek Global Services	9.750	04/16/18	2,800,000	2,814,000

Utilities 0.23%				4,423,253

Electric Utilities 0.23%
Texas Competitive Electric Holdings Company LLC	3.706	10/10/14	2,703,906	2,289,871
Texas Competitive Electric Holdings Company LLC	4.738	10/10/17	2,703,906	2,133,382

Collateralized Mortgage Obligations 2.95%				$57,727,953

(Cost $51,167,882)

Commercial & Residential 2.54%				49,700,990

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.354	12/25/46	13,482,834	891,055
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	430,000	459,616
Bear Stearns Alt-A Trust
Series 2004-13, Class A1 (P)	0.934	11/25/34	4,746,142	4,260,170
Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.851	02/25/37	2,438,103	2,422,011
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.654	09/20/46	9,160,951	594,789
Downey Savings & Loan Association Mortgage Loan Trust
Series 2005-AR2, Class X2 IO	2.529	03/19/45	27,953,899	1,185,276
Global Tower Partners Acquisition Partners LLC
Series 2007-1A, Class G (S)	7.874	05/15/37	3,130,000	3,217,424
Greenwich Capital Commercial Funding Corp. (P)
Series 2006-GG7, Class A4	5.881	07/10/38	3,310,000	3,690,546
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.717	09/25/35	3,372,895	3,005,263
Harborview Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.378	09/19/35	8,856,518	454,006
Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO	0.350	05/19/47	17,559,852	115,895

16

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Harborview Mortgage Loan Trust
Series 2007-4, Class ES IO	0.350	07/19/47	$21,557,598	$118,567
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO	0.342	08/19/37	14,592,749	93,685
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.212	10/25/36	23,726,740	1,186,337
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO	1.896	10/25/36	24,596,463	1,229,823
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.870	04/15/45	4,461,000	4,686,640
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	2,925,000	3,064,714
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07/12/46	990,000	1,077,460
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	2,725,000	2,915,350
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.655	10/25/34	2,350,359	2,099,674
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (P)	5.961	11/25/34	1,667,029	1,609,094
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.551	12/25/33	2,889,948	2,765,613
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.619	10/25/45	109,169,056	5,302,101
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class B1 (P)	0.794	10/25/45	1,866,712	381,140
WaMu Mortgage Pass Through Certificates
Series 2005-AR6, Class B1 (P)	0.794	04/25/45	3,033,246	465,312
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.102	04/25/35	2,581,372	2,409,429

U.S. Government Agency 0.41%				8,026,963

Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05/25/39	3,639,949	874,129
Federal National Mortgage Association
Series 402, Class 3 IO	4.000	11/25/39	2,776,470	590,373
Federal National Mortgage Association
Series 402, Class 4 IO	4.000	10/25/39	4,819,859	997,771
Federal National Mortgage Association
Series 402, Class 7 IO	4.500	11/25/39	6,643,725	1,585,187
Federal National Mortgage Association
Series 407, Class 7 IO	5.000	03/25/41	11,158,499	2,733,832
Federal National Mortgage Association
Series 407, Class 8 IO	5.000	03/25/41	5,149,529	1,245,671

Asset Backed Securities 0.86%				$16,879,305

(Cost $15,922,640)

Asset Backed Securities 0.86%				16,879,305

Aircraft Certificate Owner Trust
Series 2003-1A, Class E (S)	7.001	09/20/22	1,225,000	1,139,250
Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04/25/37	4,090,000	4,171,800
Dominos Pizza Master Issuer LLC(S)
Series 2007-1, Class A2	5.261	04/25/37	4,818,000	4,890,270

17

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Asset Backed Securities (continued)

Ford Auto Securitization Trust
Series 2010-R3A, Class A1 (CAD)(D)(S)	1.926	06/15/13	$1,903,595	$1,967,922
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	4,675,000	4,710,063

			Shares	Value

Preferred Securities 4.75%				$92,751,044

(Cost $91,046,113)

Consumer Discretionary 0.41%				7,949,378

Automobiles 0.18%
General Motors Company, Series B, 4.750%			70,778	3,545,978

Hotels, Restaurants & Leisure 0.23%
Greektown Superholdings, Inc. (I)			58,712	4,403,400

Energy 0.19%				3,673,920

Oil, Gas & Consumable Fuels 0.19%
Apache Corp., Series D, 6.000%			55,222	3,673,920

Financials 3.97%				77,651,121

Commercial Banks 1.48%
SunTrust Capital IX, 7.875%			303,500	7,787,810
Wells Fargo & Company, Series L, 7.500%			7,435	8,066,975
Zions Bancorporation, Series C, 9.500%			498,200	13,167,426

Diversified Financial Services 1.30%
Bank of America Corp., Series L, 7.250%			7,719	8,104,950
Citigroup Capital XIII (7.875% to 10/30/2015, then 3 month LIBOR +
6.370%)			257,710	7,184,955
Citigroup, Inc., 7.500%			60,480	7,287,840
GMAC Capital Trust I (8.125% to 02/15/2016, then 3 month LIBOR
+ 5.785%)			108,375	2,847,011

Insurance 0.81%
Hartford Financial Services Group, Inc., Series F, 7.250%			75,800	1,992,024
Metlife, Inc., 5.000%			167,289	13,836,473

Real Estate Investment Trusts 0.38%
FelCor Lodging Trust, Inc., Series A, 1.950%			103,623	2,796,785
Strategic Hotels & Resorts, Inc., Series C, 8.250%			160,775	4,578,872

Utilities 0.18%				3,476,625

Electric Utilities 0.18%
PPL Corp., 8.750%			63,500	3,476,625

Common Stocks 1.89%				$36,865,820

(Cost $30,822,293)

Consumer Discretionary 0.42%				8,119,557

Auto Components 0.00%
Lear Corp.			39	1,982

Hotels, Restaurants & Leisure 0.01%
Greektown Superholdings, Inc. (I)			3,048	214,884

18

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

Media 0.41%
Charter Communications, Inc., Class A (I)	84,100	$4,750,809
Citadel Broadcasting Corp., Class A (I)	3,927	132,536
Citadel Broadcasting Corp., Class B (I)	26,708	908,072
Dex One Corp. (I)	5,821	13,621
SuperMedia, Inc. (I)	11,050	47,957
Vertis Holdings, Inc. (I)	110,794	2,049,696

Energy 0.19%		3,770,850

Oil, Gas & Consumable Fuels 0.19%
OGX Petroleo e Gas Participacoes SA (I)	370,452	3,770,850

Financials 0.89%		17,268,363

Capital Markets 0.18%
Apollo Investment Corp.	84,706	966,495
Ares Capital Corp.	150,105	2,524,766

Commercial Banks 0.13%
Ameris Bancorp (I)	45,098	420,313
Talmer Bank & Trust Company (I)(R)	372,222	2,070,532

Real Estate Investment Trusts 0.55%
Chimera Investment Corp.	285,470	1,116,188
Homburg Canada Real Estate Investment Trust, Class A	294,126	3,901,036
Invesco Mortgage Capital, Inc.	78,817	1,794,663
MFA Financial, Inc.	141,850	1,168,844
Plum Creek Timber Company, Inc.	31,969	1,295,384
Weyerhaeuser Company	65,914	1,419,788

Thrifts & Mortgage Finance 0.03%
Capitol Federal Financial, Inc.	49,402	590,354

Health Care 0.16%		3,194,048

Health Care Providers & Services 0.02%
Laboratory Corp. of America Holdings (I)	4,863	490,336

Pharmaceuticals 0.14%
Johnson & Johnson	40,180	2,703,712

Materials 0.22%		4,360,620

Chemicals 0.14%
LyondellBasell Industries, Class A (I)	62,290	2,728,925

Containers & Packaging 0.08%
Rock-Tenn Company, Class A	21,238	1,631,695

Telecommunication Services 0.01%		152,382

Diversified Telecommunication Services 0.01%
Chunghwa Telecom Company, Ltd., ADR	4,660	152,382

Warrants 0.09%		$1,689,475

(Cost $1,156,486)

Citadel Broadcasting Corp. (Expiration Date: 06/03/2030; Strike Price: $0.001) (I)	50,282	1,689,475

19

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

Issuer			Notional par	Value

Options Purchased 0.31%				$6,086,195

(Cost $8,717,100)

Put Options 0.31%				6,086,195

Over the Counter Purchase Put on the EUR vs. USD (Expiration Date: 09/30/2011;
Strike Price $1.28; Counterparty: Morgan Stanley & Company, Inc.) (I)			102,400,000	571,085
Over the Counter Purchase Put on the EUR vs. USD (Expiration Date: 11/10/2011;
Strike Price $1.38; Counterparty: Morgan Stanley & Company, Inc.) (I)			80,000,000	2,422,638
Over the Counter Purchase Put on the EUR vs. USD (Expiration Date: 11/24/2011;
Strike Price $1.35; Counterparty: State Street Bank and Trust Company) (I)			80,000,000	1,953,606
Over the Counter Purchase Put on the JPY vs. USD (Expiration Date: 09/28/2011;
Strike Price $87; Counterparty: Morgan Stanley & Company, Inc.) (I)			80,000,000	470,640
Over the Counter Purchase Put on the USD vs. CAD (Expiration Date: 09/30/2011;
Strike Price $0.94; Counterparty: Goldman Sachs & Company) (I)			78,000,000	668,226

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 2.73%				$53,416,827

(Cost $53,416,827)

Repurchase Agreement 0.00%				16,827

Repurchase Agreement with State Street Corp. dated 05/31/2011 at
0.010% to be repurchased at $16,827 on 06/1/2011, collateralized by $20,000 U.S. Treasury Notes, 1.375% due 05/15/13 (valued at
$20,360, including interest)			16,827	16,827

U.S. Government Agency 2.73%				53,400,000

Federal Home Loan Bank Discount Notes	0.010%	06/01/11	53,400,000	53,400,000

Total investments (Cost $1,858,457,571)† 101.57%				$1,984,246,928

Other assets and liabilities, net (1.57%)				($30,689,929)

Total net assets 100.00%				$1,953,556,999

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

MYR	Malaysian Ringgit

20

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippino Peso

SEK	Swedish Krona

SGD	Singapore Dollar

Notes to Portfolio of Investments

ADR American Depositary Receipts

IO Interest Only Security – Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description. (H) Non-income producing – Issuer is in default.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

			Value as a
	Acquisition		percentage of
Issuer, Description	date	Acquisition cost	Fund’s net assets	Value as of 5-31-11
Talmer Bank &
Trust Company (formerly
First Michigan Bank)	4-30-10	$2,233,332	0.11%	$2,070,532

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $522,396,701 or 26.74% of the Fund’s net assets as of 5-31-11.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(U) All or a portion of this position represents unfunded loan commitment.

* Yield represents the annualized yield at the date of purchase.

† At 5-31-11, the aggregate cost of investment securities for federal income tax purposes was $1,863,137,069. Net unrealized appreciation aggregated $121,109,859, of which $140,366,946 related to appreciated investment securities and $19,257,087 related to depreciated investment securities.

21

Strategic Income Opportunities Fund
As of 5-31-11 (Unaudited)

The Fund had the following country concentration as a percentage of net assets on 5-31-11:
United States	51%
Canada	6%
United Kingdom	4%
Singapore	3%
New Zealand	3%
South Korea	3%
Cayman Islands	3%
Brazil	3%
Germany	3%
Australia	3%
Indonesia	2%
Sweden	2%
Philippines	2%
Other Countries	11%
Short-Term Investments & Other	1%

22

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
Investments in Securities	5-31-11	Price	Inputs	Inputs

Corporate Bonds	$963,721,175	—	$931,195,579	$32,525,596
Foreign Government Obligations	475,881,893	—	475,881,893	—
Capital Preferred Securities	49,673,279	—	47,847,279	1,826,000
Convertible Bonds	71,996,085	—	71,996,085	—
Municipal Bonds	55,787,729	—	55,787,729	—
Term Loans	101,770,148	—	91,448,648	10,321,500
Collateralized Mortgage Obligations	57,727,953	—	51,216,395	6,511,558
Asset Backed Securities	16,879,305	—	11,029,992	5,849,313
Preferred Securities	92,751,044	$88,347,644	4,403,400	—
Common Stocks	36,865,820	31,490,100	1,255,492	4,120,228
Warrants	1,689,475	1,689,475	—	—
Options Purchased	6,086,195	—	6,086,195	—
Short-Term Investments	53,416,827	—	53,416,827	—

Total investments in Securities	$1,984,246,928	$121,527,219	$1,801,565,514	$61,154,195
Other Financial Instruments
Futures	($1,511,543)	($1,511,543)	—	—
Forward Foreign Currency Contracts	($5,025,333)	—	($5,025,333)	—
Written Options	($130,132	—	($130,132	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended May 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

23

		Capital		Collateralized	Asset
	Corporate	Preferred		Mortgage	Backed	Preferred	Common
	Bonds	Securities	Term Loans	Obligations	Securities	Securities	Stocks	Total
Balance as of
8-31-10	$10,694,981	-	-	$2,257,307	-	$9,326,879	$337,044	$22,616,211
Realized gain
(loss)	(1,677,162)	-		(12,037)	-	-	-	(1,689,199)

Changed in
unrealized
appreciation
(depreciation)	3,343,876	$11,000		651,351	$2,907	262,097	580,340	4,851,571
Purchases	26,096,019	1,815,000	$10,321,500	4,004,256	5,846,406	(2,232,713)	3,539,888	49,390,356
Sales	(5,932,118)	-	-	(19,426)	-	(863,965)	-	(6,815,509)

Transfers into
Level 3	-	-	-	-	-	-	-	-

Transfers out
of Level 3	-	-		(369,893)	-	(6,492,298)	(337,044)	(7,199,235)

Balance as
of 5-31-11	$32,525,596	$1,826,000	$10,321,500	$6,511,558	$5,849,313	-	$4,120,228	$61,154,195

Change in
unrealized at
period end*	$1,620,585	$8,651	-	$651,351	$2,443	-	$580,340	$2,863,370

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase

24

agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the nine months ended May 31, 2011, the Fund used futures contracts to manage duration. The following table summarizes the contracts held at May 31, 2011. During the nine months ended May 31, 2011, the Fund held futures contracts with absolute notional values ranging from $50.9 million to $202.2 million, as measured at each quarter end.

					Unrealized
	Number of		Expiration		Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)

U.S. Treasury 10-Year Note Futures	1,649	Short	Sep 2011	($202,182,859)	($1,511,543)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the nine months ended May 31, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at May 31, 2011. During the nine months ended May 31, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $1.5 billion to $5.9 billion, as measured at each quarter end.

25

	Principal
	Amount	Principal Amount			Unrealized
	Covered by	Covered by		Settlement	Appreciation
Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Buys

Australian Dollar	40,000,000	$41,961,300	Bank of Montreal	6/30/2011	$596,886
Australian Dollar	20,000,080	20,203,080	Bank of Nova Scotia	6/30/2011	1,076,097
Australian Dollar	32,000,000	33,465,592	Royal Bank of Canada	6/30/2011	580,957
Australian Dollar	24,480,000	26,022,318	State Street Bank & Trust Company	6/30/2011	23,292
Australian Dollar	80,000,000	84,055,800	UBS AG	6/30/2011	1,060,573
Canadian Dollar	179,310,594	186,600,000	Bank of Montreal	6/30/2011	(1,651,299)
Canadian Dollar	253,157,911	259,486,575	Bank of Nova Scotia	6/30/2011	1,631,441
Canadian Dollar	110,141,000	114,099,601	Canadian Imperial Bank of Commerce	6/30/2011	(495,410)
Canadian Dollar	130,879,891	136,950,000	Canadian Imperial Bank of Commerce	6/30/2011	(1,954,822)
Canadian Dollar	31,197,600	32,245,581	Royal Bank of Canada	6/30/2011	(67,028)
Canadian Dollar	32,000,000	33,571,129	Royal Bank of Canada	6/30/2011	(564,945)
Canadian Dollar	139,147,200	144,246,839	Royal Bank of Canada	6/30/2011	(724,399)
Canadian Dollar	93,660,000	96,806,202	Standard Chartered Bank	6/30/2011	(201,227)
Canadian Dollar	245,800	258,571	Standard Chartered Bank	6/30/2011	(5,042)
Canadian Dollar	55,328,000	56,943,969	Toronto Dominion Bank	6/30/2011	123,723
Euro	80,000,000	114,534,965	Canadian Imperial Bank of Commerce	6/30/2011	518,317
Euro	104,000,000	149,434,480	Royal Bank of Canada	6/30/2011	134,787
Euro	41,000,000	58,054,100	Standard Chartered Bank	6/30/2011	910,707
Euro	16,500,000	23,354,183	State Street Bank & Trust Company	6/30/2011	375,557
Euro	40,000,000	57,241,968	Toronto Dominion Bank	6/30/2011	284,674
Euro	26,800,000	39,694,824	UBS AG	6/30/2011	(1,151,974)
Euro	93,200,000	133,244,944	UBS AG	6/30/2011	792,130
New Zealand Dollar	31,200,000	23,263,656	Bank of Nova Scotia	6/30/2011	2,418,280
New Zealand Dollar	43,392,800	34,816,210	Royal Bank of Canada	6/30/2011	902,095
New Zealand Dollar	8,160,000	6,402,173	UBS AG	6/30/2011	314,641
Pound Sterling	20,000,000	33,311,015	Bank of Montreal	6/30/2011	(422,400)
Pound Sterling	16,500,000	26,925,195	Bank of Montreal	6/30/2011	207,913
Pound Sterling	43,950,000	70,392,413	Canadian Imperial Bank of Commerce	6/30/2011	1,880,319
Pound Sterling	20,000,000	32,942,600	Canadian Imperial Bank of Commerce	6/30/2011	(53,985)
Pound Sterling	76,250,000	123,547,217	Royal Bank of Canada	6/30/2011	1,840,629
Pound Sterling	80,000,000	130,017,800	Royal Bank of Canada	6/30/2011	1,536,661
Pound Sterling	56,500,000	90,654,000	Standard Chartered Bank	6/30/2011	2,256,338
Pound Sterling	65,000,000	106,265,850	State Street Bank & Trust Company	6/30/2011	622,150
Pound Sterling	40,000,000	64,896,800	Toronto Dominion Bank	6/30/2011	880,431
Pound Sterling	18,750,000	30,214,694	UBS AG	6/30/2011	618,383
Pound Sterling	100,000,000	160,160,800	UBS AG	6/30/2011	4,282,276

		$2,776,286,444			$18,576,726
Sells

Australian Dollar	40,000,000	$42,428,248	Bank of Montreal	6/30/2011	($129,938)
Australian Dollar	32,000,000	34,816,210	Royal Bank of Canada	6/30/2011	769,661
Australian Dollar	60,000,000	62,260,500	Standard Chartered Bank	6/30/2011	(1,576,779)
Australian Dollar	8,160,000	8,873,837	Toronto Dominion Bank	6/30/2011	191,967
Australian Dollar	16,320,000	17,737,596	UBS AG	6/30/2011	373,856
Canadian Dollar	31,539,000	33,311,015	Bank of Montreal	6/30/2011	780,326
Canadian Dollar	42,350,802	44,517,187	Bank of Montreal	6/30/2011	834,739

26

Canadian Dollar	77,178,720	80,228,186	Bank of Nova Scotia	6/30/2011	622,717
Canadian Dollar	109,788,800	114,534,965	Canadian Imperial Bank of Commerce	6/30/2011	1,294,049
Canadian Dollar	68,253,260	70,392,413	Canadian Imperial Bank of Commerce	6/30/2011	(6,950)
Canadian Dollar	81,381,756	84,816,365	Canadian Imperial Bank of Commerce	6/30/2011	875,703
Canadian Dollar	118,427,563	123,547,216	Royal Bank of Canada	6/30/2011	1,395,908
Canadian Dollar	161,615	167,295	Royal Bank of Scotland PLC	6/30/2011	598
Canadian Dollar	424,076	447,791	Standard Chartered Bank	6/30/2011	10,381
Canadian Dollar	55,085,800	57,241,968	Toronto Dominion Bank	6/30/2011	424,091
Canadian Dollar	621,894	651,682	Toronto Dominion Bank	6/30/2011	10,234
Canadian Dollar	37,638,724	39,694,824	UBS AG	6/30/2011	872,616
Canadian Dollar	28,992,188	30,214,694	UBS AG	6/30/2011	310,898
Euro	80,000,000	114,099,601	Canadian Imperial Bank of Commerce	6/30/2011	(953,682)
Euro	89,289,255	126,843,433	Canadian Imperial Bank of Commerce	6/30/2011	(1,569,341)
Euro	80,000,000	115,767,200	Royal Bank of Canada	6/30/2011	713,918
Euro	45,000,000	64,009,100	Standard Chartered Bank	6/30/2011	(708,371)
Euro	16,500,000	23,415,150	State Street Bank & Trust Company	6/30/2011	(314,589)
Euro	40,000,000	56,943,969	Toronto Dominion Bank	6/30/2011	(582,672)
Euro	140,000,000	202,216,399	UBS AG	6/30/2011	873,156
Japanese Yen	2,783,168,000	33,571,129	Royal Bank of Canada	6/30/2011	(577,217)
New Zealand Dollar	42,962,240	33,465,592	Royal Bank of Canada	6/30/2011	(1,898,302)
New Zealand Dollar	31,630,560	24,091,870	Standard Chartered Bank	6/30/2011	(1,944,477)
New Zealand Dollar	8,160,000	6,529,387	UBS AG	6/30/2011	(187,427)
Pound Sterling	16,500,000	26,993,258	Bank of Montreal	6/30/2011	(139,850)
Pound Sterling	85,200,000	137,534,964	Canadian Imperial Bank of Commerce	6/30/2011	(2,570,537)
Pound Sterling	20,000,000	32,245,581	Royal Bank of Canada	6/30/2011	(643,034)
Pound Sterling	422,340,957	683,439,519	Royal Bank of Canada	6/30/2011	(11,070,943)
Pound Sterling	60,000,000	96,806,202	Standard Chartered Bank	6/30/2011	(1,859,644)
Pound Sterling	16,500,000	27,039,375	Standard Chartered Bank	6/30/2011	(93,733)
Pound Sterling	120,000,000	194,502,000	State Street Bank & Trust Company	6/30/2011	(2,829,692)
Pound Sterling	156,900,000	253,711,489	UBS AG	6/30/2011	(4,299,699)

		$3,099,107,210			($23,602,059)

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets and trading restrictions imposed by an exchange and movements in underlying security values.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from

27

the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the nine months ended May 31, 2011, the Fund used purchased options to manage against anticipated currency exchange rate changes. During the nine months ended May 31, 2011, the Fund held purchased options with markets values ranging from $252 thousand to $6.1 million, as measured at each quarter end.

During the nine months ended May 31, 2011, the Fund wrote option contracts to manage against anticipated currency exchange rate changes. The following tables summarize the Fund’s written options activities during the nine months ended May 31, 2011 and the contracts held at May 31, 2011.

	Number of Contracts	Premiums Received

Outstanding, beginning of period	-	-
Options written	348,000,000	$2,410,453
Options expired	(156,000,000)	(983,087)
Outstanding, end of period	192,000,000	$1,427,366

						USD
		Exercise	Expiration		Notional	Notional
Description	Counterparty	Price	Date		Amount	Amount	Premium	Value

Calls

Canadian	The Royal
Dollar versus	Bank of
Japanese Yen	Scotland	$89.80	Jun 2011	CAD	32,000,000	$33,028,849	$203,306	($19,784)

					32,000,000	$33,028,849	$203,306	($19,784)
Puts

Pound Sterling	Morgan
versus	Stanley
Canadian	Company,
Dollar	Inc.	$2.57	Jun 2011	GBP	80,000,000	$131,599,943	$872,460	($52,508)
U.S. Dollar	Morgan
versus	Stanley
Canadian	Company,
Dollar	Inc.	$0.95	Jun 2011	USD	80,000,000	80,000,000	351,600	(57,840)

					160,000,000	$211,599,943	$1,224,060	($110,348)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at May 31, 2011 by risk category:

RISK	STATEMENT OF	FINANCIAL	ASSET	LIABILITY
	ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES FAIR
	LIABILITIES	LOCATION	FAIR VALUE	VALUE
LOCATION

Interest rate	Receivable/payable for	Futures	-	($1,511,543)
contracts	futures

28

Foreign	Receivable/payable for	Forward foreign	$42,310,270	(41,379,540)
exchange	forward foreign	currency
contracts	currency exchange	contracts/Written
	contracts; Written	options/
	options, at value;	Purchased options
	Investments in
	unaffiliated issuers at
	value*

Total			$42,310,270	($42,891,083)

* Purchased options are included in the Fund's investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

29

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.

356Q3 5/11
7/11

John Hancock

MUTUAL FUNDS

John Hancock Lifecycle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

5.31.2011

Lifecycle 2045 Portfolio
As of 5-31-11 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%

EQUITY - 92.99%

John Hancock Funds II (G) - 90.98%
All Cap Value, Class NAV (Lord
Abbett)	392,877	$4,875,607
Alpha Opportunities, Class NAV
(Wellington)	1,117,813	14,151,511
Blue Chip Growth, Class NAV (T.
Rowe Price)	1,080,217	23,732,370
Capital Appreciation, Class NAV
(Jennison)	1,947,384	23,855,455
Capital Appreciation Value, Class
NAV (T.Rowe Price) (I)	903,473	9,594,884
Emerging Markets, Class NAV
(DFA)	3,574,860	43,792,035
Equity-Income, Class NAV (T.
Rowe Price)	628,702	9,512,264
Fundamental Value, Class NAV
(Davis)	883,114	14,165,156
Global Real Estate, Class NAV
(Deutsche)	456,725	3,690,340
Heritage, Class NAV (American
Century) (I)	488,599	4,900,650
Index 500, Class NAV (John
Hancock2) (A)	12,489,820	124,648,396
International Equity Index, Class
NAV (SSgA)	1,982,839	37,059,257
International Growth Stock , Class
NAV (Invesco)	208,898	2,450,374
International Opportunities, Class
NAV (Marsico)	255,741	3,690,340
International Small Cap, Class NAV
(Franklin)	316,987	5,410,961
International Small Company, Class
NAV (DFA)	589,870	5,385,509
International Value, Class NAV
(Franklin)	387,317	6,142,849
Mid Cap Growth Index, Class NAV
(SSgA)	584,203	7,378,486
Mid Cap Stock, Class NAV
(Wellington) (I)	518,770	10,256,083
Mid Cap Value Equity, Class NAV
(Columbia)	360,929	3,919,689
Mid Cap Value Index, Class NAV
(SSgA)	643,730	7,344,960
Mid Value, Class NAV (T. Rowe
Price)	466,542	7,343,367
Mutual Shares, Class NAV
(Franklin) (I)	822,184	9,594,884
Natural Resources, Class NAV
(Wellington)	554,332	13,531,247

1

Affiliated Investment Companies (continued)

Real Estate Equity, Class NAV (T.
Rowe Price)	332,463	$2,952,272
Small Cap Growth, Class NAV
(Wellington) (I)	282,694	3,440,380
Small Cap Index, Class NAV (John
Hancock2) (A)	541,826	7,872,725
Small Cap Value, Class NAV
(Wellington)	249,526	4,416,618
Small Company Growth, Class
NAV (Invesco) (I)	226,042	3,433,579
Small Company Value, Class NAV
(T. Rowe Price)	212,841	5,882,932
Smaller Company Growth, Class
NAV (Frontier/John
Hancock[2] (A)/Perimeter) (I)	275,519	3,438,483
Value & Restructuring, Class NAV
(Columbia)	1,136,656	13,901,299
Value, Class NAV (Invesco)	362,798	3,936,363

John Hancock Funds III (G) - 1.25%
International Core, Class NAV
(GMO)	193,910	6,135,314

John Hancock Investment Trust (G) - 0.76%
Small Cap Intrinsic Value, Class
NAV (John Hancock1) (A)	252,844	3,686,464

Fixed Income - 7.01%

John Hancock Funds II (G) - 7.01%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	174,089	1,808,782
Currency Strategies, Class NAV
(First Quadrant) (I)	1,083,183	10,192,754
Floating Rate Income, Class NAV
(WAMCO)	381,879	3,662,221
Global Bond, Class NAV (PIMCO)	193,719	2,460,227
Global High Yield, Class NAV
(Stone Harbor)	95,882	1,025,933
High Yield, Class NAV (WAMCO)	157,700	1,483,960
Multi-Sector Bond, Class NAV
(Stone Harbor)	171,587	1,798,229
Real Return Bond, Class NAV
(PIMCO)	135,211	1,711,772
Spectrum Income, Class NAV (T.
Rowe Price)	187,725	2,059,347
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	183,407	2,057,824
Total Return, Class NAV (PIMCO)	356,929	5,043,411
U.S. High Yield Bond, Class NAV
(Wells Capital)	79,657	1,044,309

Total investments (Cost $389,148,809) -
100.00%		$489,871,872

Other assets and liabilities, net - 0.00%		6,319

TOTAL NET ASSETS - 100.00%		$489,878,191

2

Lifecycle 2040 Portfolio
As of 5-31-11 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%

EQUITY - 93.02%

John Hancock Funds II (G) - 91.01%
All Cap Value, Class NAV (Lord
Abbett)	384,352	$4,769,803
Alpha Opportunities, Class NAV
(Wellington)	1,087,692	13,770,186
Blue Chip Growth, Class NAV (T.
Rowe Price)	1,049,663	23,061,106
Capital Appreciation, Class NAV
(Jennison)	1,899,670	23,270,963
Capital Appreciation Value, Class
NAV (T.Rowe Price) (I)	879,399	9,339,213
Emerging Markets, Class NAV
(DFA)	3,494,520	42,807,871
Equity-Income, Class NAV (T.
Rowe Price)	611,761	9,255,948
Fundamental Value, Class NAV
(Davis)	860,075	13,795,611
Global Real Estate, Class NAV
(Deutsche)	447,189	3,613,283
Heritage, Class NAV (American
Century) (I)	476,429	4,778,584
Index 500, Class NAV (John
Hancock2) (A)	12,153,270	121,289,636
International Equity Index, Class
NAV (SSgA)	1,936,962	36,201,824
International Growth Stock , Class
NAV (Invesco)	203,977	2,392,647
International Opportunities, Class
NAV (Marsico)	250,109	3,609,080
International Small Cap, Class
NAV (Franklin)	309,360	5,280,773
International Small Company,
Class NAV (DFA)	576,462	5,263,098
International Value, Class NAV
(Franklin)	378,447	6,002,169
Mid Cap Growth Index, Class NAV
(SSgA)	569,652	7,194,703
Mid Cap Stock, Class NAV
(Wellington) (I)	506,832	10,020,064
Mid Cap Value Equity, Class NAV
(Columbia)	350,411	3,805,460
Mid Cap Value Index, Class NAV
(SSgA)	625,886	7,141,357
Mid Value, Class NAV (T. Rowe
Price)	454,152	7,148,345
Mutual Shares, Class NAV
(Franklin) (I)	799,263	9,327,396

3

Affiliated Investment Companies (continued)

Natural Resources, Class NAV
(Wellington)	542,757	$13,248,705
Real Estate Equity, Class NAV (T.
Rowe Price)	325,521	2,890,627
Small Cap Growth, Class NAV
(Wellington) (I)	275,273	3,350,076
Small Cap Index, Class NAV (John
Hancock2) (A)	530,512	7,708,338
Small Cap Value, Class NAV
(Wellington)	243,790	4,315,089
Small Company Growth, Class
NAV (Invesco) (I)	221,363	3,362,500
Small Company Value, Class NAV
(T. Rowe Price)	207,819	5,744,124
Smaller Company Growth, Class
NAV (Frontier/John
Hancock[2] (A)/Perimeter) (I)	269,745	3,366,415
Value & Restructuring, Class NAV
(Columbia)	1,114,799	13,633,997
Value, Class NAV (Invesco)	352,450	3,824,081

John Hancock Funds III (G) - 1.26%
International Core, Class NAV
(GMO)	189,469	5,994,806

John Hancock Investment Trust (G) - 0.75%
Small Cap Intrinsic Value, Class
NAV (John Hancock1) (A)	247,113	3,602,904

Fixed Income - 6.98%

John Hancock Funds II (G) - 6.98%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	168,617	1,751,928
Currency Strategies, Class NAV
(First Quadrant) (I)	1,047,958	9,861,282
Floating Rate Income, Class NAV
(WAMCO)	369,876	3,547,111
Global Bond, Class NAV (PIMCO)	188,411	2,392,825
Global High Yield, Class NAV
(Stone Harbor)	95,740	1,024,423
High Yield, Class NAV (WAMCO)	157,709	1,484,040
Multi-Sector Bond, Class NAV
(Stone Harbor)	165,471	1,734,134
Real Return Bond, Class NAV
(PIMCO)	130,961	1,657,968
Spectrum Income, Class NAV (T.
Rowe Price)	180,987	1,985,425
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	177,188	1,988,044
Total Return, Class NAV (PIMCO)	345,710	4,884,887
U.S. High Yield Bond, Class NAV
(Wells Capital)	79,463	1,041,755

Total investments (Cost $380,374,003) -
100.00%		$477,534,604

Other assets and liabilities, net - 0.00%		165

TOTAL NET ASSETS - 100.00%		$477,534,769

4

Lifecycle 2035 Portfolio
As of 5-31-11 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%

EQUITY - 93.02%

John Hancock Funds II (G) - 91.01%
All Cap Value, Class NAV (Lord
Abbett)	505,792	$6,276,882
Alpha Opportunities, Class NAV
(Wellington)	1,430,544	18,110,684
Blue Chip Growth, Class NAV (T.
Rowe Price)	1,383,224	30,389,428
Capital Appreciation, Class NAV
(Jennison)	2,494,938	30,562,990
Capital Appreciation Value, Class
NAV (T.Rowe Price) (I)	1,146,483	12,175,652
Emerging Markets, Class NAV
(DFA)	4,587,027	56,191,081
Equity-Income, Class NAV (T.
Rowe Price)	804,594	12,173,513
Fundamental Value, Class NAV
(Davis)	1,130,609	18,134,963
Global Real Estate, Class NAV
(Deutsche)	586,040	4,735,203
Heritage, Class NAV (American
Century) (I)	627,543	6,294,256
Index 500, Class NAV (John
Hancock2) (A)	15,984,100	159,521,314
International Equity Index, Class
NAV (SSgA)	2,548,424	47,630,044
International Growth Stock , Class
NAV (Invesco)	267,736	3,140,548
International Opportunities, Class
NAV (Marsico)	328,150	4,735,203
International Small Cap, Class
NAV (Franklin)	406,852	6,944,965
International Small Company,
Class NAV (DFA)	758,071	6,921,188
International Value, Class NAV
(Franklin)	497,604	7,892,006
Mid Cap Growth Index, Class NAV
(SSgA)	747,111	9,436,016
Mid Cap Stock, Class NAV
(Wellington)	662,243	13,092,546
Mid Cap Value Equity, Class NAV
(Columbia)	462,096	5,018,363
Mid Cap Value Index, Class NAV
(SSgA)	824,059	9,402,513
Mid Value, Class NAV (T. Rowe
Price)	595,761	9,377,278
Mutual Shares, Class NAV
(Franklin) (I)	1,046,354	12,210,948
Natural Resources, Class NAV
(Wellington)	711,283	17,362,413

5

Affiliated Investment Companies (continued)

Real Estate Equity, Class NAV (T.
Rowe Price)	426,595	$3,788,163
Small Cap Growth, Class NAV
(Wellington) (I)	359,955	4,380,648
Small Cap Index, Class NAV (John
Hancock2) (A)	693,496	10,076,494
Small Cap Value, Class NAV
(Wellington)	319,337	5,652,256
Small Company Growth, Class
NAV (Invesco) (I)	290,950	4,419,523
Small Company Value, Class NAV
(T. Rowe Price)	272,388	7,528,802
Smaller Company Growth, Class
NAV (Frontier/John
Hancock[2] (A)/Perimeter) (I)	352,322	4,396,983
Value & Restructuring, Class NAV
(Columbia)	1,464,275	17,908,082
Value, Class NAV (Invesco)	461,571	5,008,040

John Hancock Funds III (G) - 1.26%
International Core, Class NAV
(GMO)	249,204	7,884,799

John Hancock Investment Trust (G) - 0.75%
Small Cap Intrinsic Value, Class
NAV (John Hancock1) (A)	324,010	4,724,071

Fixed Income - 6.98%

John Hancock Funds II (G) - 6.98%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	220,322	2,289,149
Currency Strategies, Class NAV
(First Quadrant) (I)	1,382,208	13,006,573
Floating Rate Income, Class NAV
(WAMCO)	483,638	4,638,092
Global Bond, Class NAV (PIMCO)	244,975	3,111,183
Global High Yield, Class NAV
(Stone Harbor)	127,097	1,359,942
High Yield, Class NAV (WAMCO)	207,950	1,956,813
Multi-Sector Bond, Class NAV
(Stone Harbor)	218,381	2,288,636
Real Return Bond, Class NAV
(PIMCO)	171,014	2,165,038
Spectrum Income, Class NAV (T.
Rowe Price)	238,921	2,620,965
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	233,425	2,619,027
Total Return, Class NAV (PIMCO)	451,195	6,375,388
U.S. High Yield Bond, Class NAV
(Wells Capital)	104,676	1,372,305

Total investments (Cost $500,228,442) -
100.00%		$627,300,969

Other assets and liabilities, net - 0.00%		(6,321)

TOTAL NET ASSETS - 100.00%		$627,294,648

6

Lifecycle 2030 Portfolio
As of 5-31-11 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%

EQUITY - 89.05%

John Hancock Funds II (G) - 87.16%
All Cap Value, Class NAV (Lord
Abbett)	642,083	$7,968,246
Alpha Opportunities, Class NAV
(Wellington)	1,780,220	22,537,590
Blue Chip Growth, Class NAV (T.
Rowe Price)	1,714,159	37,660,080
Capital Appreciation, Class NAV
(Jennison)	3,090,264	37,855,733
Capital Appreciation Value, Class
NAV (T.Rowe Price) (I)	1,458,509	15,489,362
Emerging Markets, Class NAV
(DFA)	5,552,722	68,020,849
Equity-Income, Class NAV (T.
Rowe Price)	1,019,110	15,419,140
Fundamental Value, Class NAV
(Davis)	1,408,265	22,588,564
Global Real Estate, Class NAV
(Deutsche)	897,201	7,249,381
Heritage, Class NAV (American
Century) (I)	791,669	7,940,441
Index 500, Class NAV (John
Hancock2) (A)	19,790,979	197,513,960
International Equity Index, Class
NAV (SSgA)	3,134,125	58,576,792
International Growth Stock , Class
NAV (Invesco)	336,576	3,948,038
International Opportunities, Class
NAV (Marsico)	358,619	5,174,876
International Small Cap, Class
NAV (Franklin)	491,832	8,395,578
International Small Company,
Class NAV (DFA)	917,673	8,378,354
International Value, Class NAV
(Franklin)	580,380	9,204,824
Mid Cap Growth Index, Class NAV
(SSgA)	879,837	11,112,336
Mid Cap Stock, Class NAV
(Wellington) (I)	799,070	15,797,615
Mid Cap Value Equity, Class NAV
(Columbia)	546,865	5,938,952
Mid Cap Value Index, Class NAV
(SSgA)	970,346	11,071,652
Mid Value, Class NAV (T. Rowe
Price)	757,000	11,915,174
Mutual Shares, Class NAV
(Franklin) (I)	1,325,719	15,471,145
Natural Resources, Class NAV
(Wellington)	857,583	20,933,605

7

Affiliated Investment Companies (continued)

Real Estate Equity, Class NAV (T.
Rowe Price)	632,917	$5,620,306
Small Cap Growth, Class NAV
(Wellington) (I)	388,261	4,725,131
Small Cap Index, Class NAV (John
Hancock2) (A)	847,812	12,318,701
Small Cap Value, Class NAV
(Wellington)	358,719	6,349,331
Small Company Growth, Class
NAV (Invesco) (I)	312,969	4,753,996
Small Company Value, Class NAV
(T. Rowe Price)	287,583	7,948,796
Smaller Company Growth, Class
NAV (Frontier/John
Hancock[2] (A)/Perimeter)(I)	379,351	4,734,305
Value & Restructuring, Class NAV
(Columbia)	1,726,087	21,110,041
Value, Class NAV (Invesco)	546,359	5,928,000

John Hancock Funds III (G) - 1.15%
International Core, Class NAV
(GMO)	290,567	9,193,533

John Hancock Investment Trust (G) - 0.74%
Small Cap Intrinsic Value, Class
NAV (John Hancock1) (A)	410,067	5,978,772

Fixed Income - 10.95%

John Hancock Funds II (G) - 10.95%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	520,105	5,403,893
Currency Strategies, Class NAV
(First Quadrant) (I)	1,760,835	16,569,458
Floating Rate Income, Class NAV
(WAMCO)	1,116,390	10,706,182
Global Bond, Class NAV (PIMCO)	429,188	5,450,684
Global High Yield, Class NAV
(Stone Harbor)	302,899	3,241,015
High Yield, Class NAV (WAMCO)	533,184	5,017,263
Multi-Sector Bond, Class NAV
(Stone Harbor)	531,989	5,575,248
Real Return Bond, Class NAV
(PIMCO)	426,700	5,402,025
Spectrum Income, Class NAV (T.
Rowe Price)	554,630	6,084,294
Strategic Income Opportunities,
Class NAV (John Hancock)
(A)(1)	542,553	6,087,447
Total Return, Class NAV (PIMCO)	1,070,316	15,123,565
U.S. High Yield Bond, Class NAV
(Wells Capital)	248,593	3,259,053

Total investments (Cost $643,366,539) -
100.00%		$802,743,326

Other assets and liabilities, net - 0.00%		(13,198)

TOTAL NET ASSETS - 100.00%		$802,730,128

8

Lifecycle 2025 Portfolio
As of 5-31-11 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%

Equity - 81.11%

John Hancock Funds II (G) - 79.49%
All Cap Value, Class NAV (Lord
Abbett)	732,917	$9,095,502
Alpha Opportunities, Class NAV
(Wellington)	1,924,913	24,369,397
Blue Chip Growth, Class NAV (T.
Rowe Price)	1,851,682	40,681,444
Capital Appreciation, Class NAV
(Jennison)	3,334,252	40,844,588
Capital Appreciation Value, Class
NAV (T.Rowe Price) (I)	1,577,210	16,749,976
Emerging Markets, Class NAV
(DFA)	5,700,733	69,833,980
Equity-Income, Class NAV (T.
Rowe Price)	1,104,101	16,705,046
Fundamental Value, Class NAV
(Davis)	1,518,739	24,360,566
Global Real Estate, Class NAV
(Deutsche)	1,421,057	11,482,137
Heritage, Class NAV (American
Century) (I)	768,527	7,708,324
Index 500, Class NAV (John
Hancock2) (A)	21,522,923	214,798,778
International Equity Index, Class
NAV (SSgA)	3,307,319	61,813,789
International Growth Stock , Class
NAV (Invesco)	391,246	4,589,315
International Opportunities, Class
NAV (Marsico)	319,590	4,611,678
International Small Cap, Class
NAV (Franklin)	466,534	7,963,733
International Small Company,
Class NAV (DFA)	871,106	7,953,200
International Value, Class NAV
(Franklin)	580,425	9,205,548
Mid Cap Growth Index, Class NAV
(SSgA)	905,488	11,436,314
Mid Cap Stock, Class NAV
(Wellington) (I)	807,991	15,973,977
Mid Cap Value Equity, Class NAV
(Columbia)	544,711	5,915,563
Mid Cap Value Index, Class NAV
(SSgA)	997,947	11,386,571
Mid Value, Class NAV (T. Rowe
Price)	749,869	11,802,938
Mutual Shares, Class NAV
(Franklin) (I)	1,435,206	16,748,859
Natural Resources, Class NAV
(Wellington)	848,238	20,705,493

9

Affiliated Investment Companies (continued)

Real Estate Equity, Class NAV (T.
Rowe Price)	932,680	$8,282,197
Small Cap Growth, Class NAV
(Wellington) (I)	329,130	4,005,516
Small Cap Index, Class NAV (John
Hancock2) (A)	749,614	10,891,895
Small Cap Value, Class NAV
(Wellington)	279,437	4,946,027
Small Company Growth, Class
NAV (Invesco) (I)	264,465	4,017,229
Small Company Value, Class NAV
(T. Rowe Price)	259,555	7,174,088
Smaller Company Growth, Class
NAV (Frontier/John
Hancock[2] (A)/Perimeter) (I)	322,520	4,025,051
Value & Restructuring, Class NAV
(Columbia)	1,825,802	22,329,557
Value, Class NAV (Invesco)	545,609	5,919,856

John Hancock Funds III (G) - 0.99%
International Core, Class NAV
(GMO)	291,172	9,212,676

John Hancock Investment Trust (G) - 0.63%
Small Cap Intrinsic Value, Class
NAV (John Hancock1) (A)	402,750	5,872,094

Fixed Income - 18.89%
John Hancock Funds II (G) - 18.89%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	1,132,675	11,768,492
Currency Strategies, Class NAV
(First Quadrant) (I)	2,051,446	19,304,104
Floating Rate Income, Class NAV
(WAMCO)	2,441,919	23,418,006
Global Bond, Class NAV (PIMCO)	951,174	12,079,906
Global High Yield, Class NAV
(Stone Harbor)	667,356	7,140,714
High Yield, Class NAV (WAMCO)	1,146,059	10,784,417
Multi-Sector Bond, Class NAV
(Stone Harbor)	1,191,388	12,485,744
Real Return Bond, Class NAV
(PIMCO)	944,526	11,957,703
Spectrum Income, Class NAV (T.
Rowe Price)	1,193,152	13,088,880
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	1,165,704	13,079,201
Total Return, Class NAV (PIMCO)	2,346,248	33,152,484
U.S. High Yield Bond, Class NAV
(Wells Capital)	549,202	7,200,043

Total investments (Cost $755,177,225) -
100.00%		$928,872,596

Other assets and liabilities, net - 0.00%		(24,310)

TOTAL NET ASSETS - 100.00%		$928,848,286

10

Lifecycle 2020 Portfolio
As of 5-31-11 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.01%

Equity - 69.99%

John Hancock Funds II (G) - 68.73%
All Cap Value, Class NAV (Lord
Abbett)	694,743	$8,621,765
Alpha Opportunities, Class NAV
(Wellington)	1,614,201	20,435,784
Blue Chip Growth, Class NAV (T.
Rowe Price)	1,577,743	34,663,016
Capital Appreciation, Class NAV
(Jennison)	2,829,634	34,663,016
Capital Appreciation Value, Class
NAV (T.Rowe Price) (I)	1,325,457	14,076,351
Emerging Markets Class NAV
(DFA)	4,402,451	53,930,022
Equity-Income, Class NAV (T.
Rowe Price)	926,661	14,020,382
Fundamental Value, Class NAV
(Davis)	1,277,768	20,495,405
Global Real Estate, Class NAV
(Deutsche)	1,589,687	12,844,671
Heritage, Class NAV (American
Century) (I)	605,227	6,070,427
Index 500, Class NAV (John
Hancock2) (A)	18,566,684	185,295,516
International Equity Index, Class
NAV (SSgA)	2,607,778	48,739,367
International Opportunities, Class
NAV (Marsico)	475,552	6,862,221
International Small Cap, Class
NAV (Franklin)	298,927	5,102,677
International Small Company,
Class NAV (DFA)	557,866	5,093,318
International Value, Class NAV
(Franklin)	432,675	6,862,221
Mid Cap Growth Index, Class NAV
(SSgA)	682,642	8,621,765
Mid Cap Stock, Class NAV
(Wellington) (I)	583,677	11,539,285
Mid Cap Value Equity, Class NAV
(Columbia)	396,951	4,310,883
Mid Cap Value Index, Class NAV
(SSgA)	755,632	8,621,765
Mid Value, Class NAV (T. Rowe
Price)	575,543	9,059,042
Mutual Shares, Class NAV
(Franklin) (I)	1,206,200	14,076,351
Natural Resources, Class NAV
(Wellington)	648,746	15,835,895
Real Estate Equity, Class NAV (T.
Rowe Price)	961,012	8,533,788

11

Affiliated Investment Companies (continued)

Small Cap Growth, Class NAV
(Wellington) (I)	482,722	$5,874,730
Small Cap Index, Class NAV (John
Hancock2) (A)	781,078	11,349,058
Small Company Value, Class NAV
(T. Rowe Price)	213,086	5,889,687
Value & Restructuring, Class NAV
(Columbia)	1,498,640	18,328,367
Value, Class NAV (Invesco)	397,291	4,310,608

John Hancock Funds III (G) - 0.78%
International Core, Class NAV
(GMO)	216,884	6,862,221

John Hancock Investment Trust (G) - 0.48%
Small Cap Intrinsic Value, Class
NAV (John Hancock1) (A)	289,637	4,222,905

Fixed Income - 30.02%

John Hancock Funds II (G) - 30.02%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	2,707,315	28,129,004
Currency Strategies, Class NAV
(First Quadrant) (I)	1,920,292	18,069,945
Floating Rate Income, Class NAV
(WAMCO)	3,095,355	29,684,451
Global Bond, Class NAV (PIMCO)	1,565,578	19,882,846
Global High Yield, Class NAV
(Stone Harbor)	1,124,664	12,033,908
High Yield, Class NAV (WAMCO)	1,936,932	18,226,531
Multi-Sector Bond, Class NAV
(Stone Harbor)	1,932,695	20,254,647
Real Return Bond, Class NAV
(PIMCO)	1,452,419	18,387,628
Spectrum Income, Class NAV (T.
Rowe Price)	1,850,165	20,296,314
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	1,809,165	20,298,826
Total Return, Class NAV (PIMCO)	3,293,867	46,542,344
U.S. High Yield Bond, Class NAV
(Wells Capital)	923,102	12,101,862

Total investments (Lifecycle 2020 Portfolio)
(Cost $717,774,847) - 100.01%		$879,120,815

Other assets and liabilities, net - (0.01%)		(48,523)

TOTAL NET ASSETS - 100.00%		$879,072,292

12

Lifecycle 2015 Portfolio
As of 5-31-11 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.01%

Equity - 58.07%

John Hancock Funds II (G) - 57.49%
All Cap Value, Class NAV (Lord
Abbett)	462,805	$5,743,408
Alpha Opportunities, Class NAV
(Wellington)	970,743	12,289,602
Blue Chip Growth, Class NAV (T.
Rowe Price)	910,929	20,013,114
Capital Appreciation, Class NAV
(Jennison)	1,633,724	20,013,114
Capital Appreciation Value, Class
NAV (T.Rowe Price) (I)	779,960	8,283,174
Emerging Markets, Class NAV
(DFA)	2,242,745	27,473,624
Equity-Income, Class NAV (T.
Rowe Price)	546,800	8,273,090
Fundamental Value, Class NAV
(Davis)	767,816	12,315,762
Global Real Estate, Class NAV
(Deutsche)	1,062,563	8,585,507
Heritage, Class NAV (American
Century) (I)	282,883	2,837,320
Index 500, Class NAV (John
Hancock2) (A)	10,799,263	107,776,628
International Equity Index, Class
NAV (SSgA)	1,409,771	26,348,626
International Opportunities, Class
NAV (Marsico)	237,991	3,434,203
International Small Cap, Class
NAV (Franklin)	100,592	1,717,102
International Small Company,
Class NAV (DFA)	188,072	1,717,102
International Value, Class NAV
(Franklin)	216,532	3,434,203
Mid Cap Growth Index, Class NAV
(SSgA)	337,541	4,263,149
Mid Cap Stock, Class NAV
(Wellington) (I)	274,151	5,419,963
Mid Cap Value Equity, Class NAV
(Columbia)	185,373	2,013,153
Mid Cap Value Index, Class NAV
(SSgA)	373,633	4,263,149
Mid Value, Class NAV (T. Rowe
Price)	274,225	4,316,296
Mutual Shares, Class NAV
(Franklin) (I)	709,636	8,281,454
Natural Resources, Class NAV
(Wellington)	363,849	8,881,559
Real Estate Equity, Class NAV (T.
Rowe Price)	646,780	5,743,408

13

Affiliated Investment Companies (continued)

Small Cap Growth, Class NAV
(Wellington) (I)	281,204	$3,422,258
Small Cap Index, Class NAV (John
Hancock2) (A)	550,131	7,993,404
Small Company Value, Class NAV
(T. Rowe Price)	123,972	3,426,588
Value & Restructuring, Class NAV
(Columbia)	774,269	9,469,313
Value, Class NAV (Invesco)	185,370	2,011,265

John Hancock Funds III (G) - 0.58%
International Core, Class NAV
(GMO)	108,540	3,434,203

Fixed Income - 41.94%

John Hancock Funds II (G) - 41.94%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	3,393,428	35,257,713
Currency Strategies, Class NAV
(First Quadrant) (I)	1,303,671	12,267,543
Floating Rate Income, Class NAV
(WAMCO)	2,210,669	21,200,315
Global Bond, Class NAV (PIMCO)	1,585,923	20,141,227
Global High Yield, Class NAV
(Stone Harbor)	1,102,883	11,800,853
High Yield, Class NAV (WAMCO)	1,929,960	18,160,928
Multi-Sector Bond, Class NAV
(Stone Harbor)	1,867,241	19,568,690
Real Return Bond, Class NAV
(PIMCO)	1,362,576	17,250,217
Spectrum Income, Class NAV (T.
Rowe Price)	1,787,507	19,608,947
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	1,749,118	19,625,106
Total Return, Class NAV (PIMCO)	2,909,608	41,112,762
U.S. High Yield Bond, Class NAV
(Wells Capital)	908,156	11,905,919

Total investments (Cost $490,469,818) -
100.01%		$591,094,961

Other assets and liabilities, net - (0.01%)		(37,703)

TOTAL NET ASSETS - 100.00%		$591,057,258

14

Lifecycle 2010 Portfolio
As of 5-31-11 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.01%

Equity - 47.55%

John Hancock Funds II (G) - 47.12%
All Cap Value, Class NAV (Lord
Abbett)	372,914	$4,627,864
Alpha Opportunities, Class NAV
(Wellington)	657,958	8,329,749
Blue Chip Growth, Class NAV (T.
Rowe Price)	620,363	13,629,374
Capital Appreciation, Class NAV
(Jennison)	1,113,880	13,645,032
Capital Appreciation Value, Class
NAV (T.Rowe Price) (I)	518,280	5,504,132
Emerging Markets, Class NAV
(DFA)	1,342,766	16,448,884
Equity-Income, Class NAV (T.
Rowe Price)	364,281	5,511,566
Fundamental Value, Class NAV
(Davis)	518,308	8,313,665
Global Real Estate, Class NAV
(Deutsche)	859,674	6,946,153
Index 500, Class NAV (John
Hancock2) (A)	7,432,453	74,175,878
International Equity Index, Class
NAV (SSgA)	967,841	18,088,948
International Opportunities, Class
NAV (Marsico)	143,742	2,074,199
International Small Company,
Class NAV (DFA)	153,218	1,398,879
International Value, Class NAV
(Franklin)	130,782	2,074,199
Mid Cap Growth Index, Class NAV
(SSgA)	476,423	6,017,224
Mid Cap Stock, Class NAV
(Wellington) (I)	116,388	2,300,988
Mid Cap Value Index, Class NAV
(SSgA)	526,423	6,006,489
Mid Value, Class NAV (T. Rowe
Price)	145,923	2,296,826
Mutual Shares, Class NAV
(Franklin) (I)	471,773	5,505,594
Natural Resources, Class NAV
(Wellington)	217,374	5,306,092
Real Estate Equity, Class NAV (T.
Rowe Price)	521,483	4,630,771
Small Cap Growth, Class NAV
(Wellington) (I)	189,074	2,301,034
Small Cap Index, Class NAV (John
Hancock2) (A)	365,182	5,306,092

15

Affiliated Investment Companies (continued)

Small Company Value, Class NAV
(T. Rowe Price)	83,663	$2,312,454
Value & Restructuring, Class NAV
(Columbia)	493,021	6,029,649

John Hancock Funds III (G) - 0.43%
International Core, Class NAV
(GMO)	65,533	2,073,461

Fixed Income - 52.46%

John Hancock Funds II (G) - 52.46%
Active Bond, Class NAV (John
Hancock[1] (A)/Declaration)	3,961,151	41,156,361
Currency Strategies, Class NAV
(First Quadrant) (I)	1,113,216	10,475,366
Floating Rate Income, Class NAV
(WAMCO)	2,081,660	19,963,124
Global Bond, Class NAV (PIMCO)	1,448,897	18,400,986
Global High Yield, Class NAV
(Stone Harbor)	991,564	10,609,739
High Yield, Class NAV (WAMCO)	1,676,328	15,774,248
Multi-Sector Bond, Class NAV
(Stone Harbor)	1,991,494	20,870,859
Real Return Bond, Class NAV
(PIMCO)	1,306,178	16,536,218
Spectrum Income, Class NAV (T.
Rowe Price)	1,938,149	21,261,490
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	1,937,879	21,742,998
Total Return, Class NAV (PIMCO)	3,347,132	47,294,982
U.S. High Yield Bond, Class NAV
(Wells Capital)	808,271	10,596,436

Total investments (Cost $416,771,564) -
100.01%		$485,538,003

Other assets and liabilities, net - (0.01%)		(39,289)

TOTAL NET ASSETS - 100.00%		$485,498,714

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

(2) Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

16

Notes to Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The John Hancock Lifecycle Portfolios (the Portfolios) use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments by the Portfolio in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day and are categorized as Level 1 in the hierarchy. As of May 31, 2011, all investments are categorized as Level 1 under the hierarchy described above. During the nine months ended May 31, 2011, there were no significant transfers in or out of Level 1 assets.

Cost of Investment Securities for Federal Income Tax Purposes

The tax cost of investments owned on May 31, 2011, was as follows:

	Aggregate	Unrealized	Unrealized	Net Unrealized
Portfolio	Cost	Appreciation	(Depreciation)	Appreciation
Lifecycle 2045	$401,220,420	$88,967,783	($316,331)	$88,651,452
Lifecycle 2040	391,678,637	86,163,152	(307,185)	85,855,967
Lifecycle 2035	514,977,633	112,726,958	(403,622)	112,323,336
Lifecycle 2030	663,997,034	139,283,967	(537,675)	138,746,292
Lifecycle 2025	778,085,876	151,401,050	(614,330)	150,786,720
Lifecycle 2020	743,084,574	136,634,565	(598,324)	136,036,241
Lifecycle 2015	507,664,249	83,820,043	(389,331)	83,430,712
Lifecycle 2010	429,155,157	56,751,110	(368,264)	56,382,846

For additional information on the Portfolios’ significant accounting policies, please refer to the Portfolios’ most recent semiannual or annual shareholder report.

17

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifecycle Portfolios.

LC0Q3 5/11
7/11

MUTUAL FUNDS

John Hancock Alternative Asset Allocation Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2011

Alternative Asset Allocation Fund
As of 5-31-11 (Unaudited)

Underlying Funds’ Subadvisers
Deutsche Asset Management	(Deutsche)
Dimensional Fund Advisors, Inc.	(DFA)
First Quadrant L.P.	(First Quadrant)
John Hancock Asset Management[1]	(John Hancock)
Pacific Investment Management Company	(PIMCO)
Stone Harbor Investment Partners, LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)

	Shares	Value
Affiliated Investment Companies 94.91%		$21,025,490

(Cost $20,811,264)

EQUITY 30.12%

John Hancock Funds II (G)

Emerging Markets, Class NAV (DFA)	92,664	1,135,129
Global Real Estate, Class NAV (Deutsche)	139,529	1,127,397
Natural Resources, Class NAV (Wellington)	41,543	1,014,071
Technical Opportunities, Class NAV (Wellington) (I)	279,704	3,395,603

FIXED INCOME 64.79%

John Hancock Funds II (G)

Currency Strategies, Class NAV (First Quadrant) (I)	586,663	5,520,502
Global High Yield, Class NAV (Stone Harbor)	206,374	2,208,197
Multi-Sector Bond, Class NAV (Stone Harbor)	210,706	2,208,197
Real Return Bond, Class NAV (PIMCO)	174,423	2,208,197
Strategic Income Opportunities, Class NAV (John Hancock1 ) (A)	196,809	2,208,197

Unaffiliated Investment Companies 4.27%		$945,342

(Cost $928,243)

EQUITY 4.27%

PowerShares DB Commodity Index Tracking Fund (I)	31,220	945,342

Total investments (Cost $21,739,507)† 99.18%		$21,970,832

Other assets and liabilities, net 0.82%		$182,329

Total net assets 100.00%		$22,153,161

Percentages are based upon net assets

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

† At 5-31-11, the aggregate cost of investment securities for federal income tax purposes was $21,756,407. Net unrealized appreciation aggregated $214,425, of which $286,073 related to appreciated investment securities and $71,648 related to depreciated investment securities.

1

John Hancock Alternative Asset Allocation Fund
As of 5-31-11 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-trade funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price.

Investments by the Portfolio in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day and are categorized as Level 1 in the hierarchy. As of May 31, 2011, all investments are categorized as Level 1 under the hierarchy described above. During the nine months ended May 31, 2011, there were no significant transfers in or out of Level 1 assets.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.

345Q3 5/11
7/11

John Hancock
MUTUAL FUNDS

John Hancock Emerging Markets Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2011

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

	Shares	Value

Common Stocks 96.95%		$2,254,413,307

(Cost $1,715,892,782)

Bermuda 0.03%		718,901

Central European Media Enterprises, Ltd. (I)(L)	33,092	718,901

Brazil 11.88%		276,309,924

Amil Participacoes SA	21,797	272,989
Anhanguera Educacional Participacoes SA	23,200	497,012
B2W Companhia Global Do Varejo	22,600	315,849
Banco Alfa de Investimento SA	10,300	47,918
Banco Bradesco SA	800	13,310
Banco Bradesco SA, ADR	29,100	579,672
Banco do Brasil SA	126,094	2,241,760
Banco Santander Brasil SA, ADR	2,491,873	28,307,677
Bematech SA	123,975	528,824
BHG SA - Brazil Hospitality Group (I)	1,580	21,981
BM&F Bovespa SA	5,492,000	39,403,860
BR Malls Participacoes SA	1,101,419	12,747,210
Brasil Brokers Participacoes SA	10,200	54,305
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA (I)	1,152,700	504,112
Braskem SA, ADR (L)	50,629	1,624,178
BRF - Brasil Foods SA, ADR (L)	923,550	17,492,037
Brookfield Incorporacoes SA	594,100	3,117,825
Camargo Correa Desenvolvimento Imobiliario SA	184,200	659,629
CCR SA	44,764	1,401,295
CETIP SA - Balcao Organizado de Ativos e Derivativos	24,700	381,204
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (L)	66,560	2,703,002
Cia Hering	36,200	827,134
Cia Providencia Industria e Comercio SA	47,500	176,121
Cielo SA	15,126	376,772
Companhia Siderurgica Nacional SA, SADR	22,567	321,354
Cosan SA Industria e Comercio	312,500	4,783,315
CR2 Empreendimentos Imobiliarios SA	28,800	125,769
Diagnosticos da America SA	76,000	1,079,005
Drogasil SA	1,600	11,358
Embraer SA, ADR	175,929	5,680,747
Empresa Brasileira de Aeronautica SA	32,692	259,215
Even Construtora e Incorporadora SA	264,600	1,442,282
EZ Tec Empreendimentos e Participacoes SA	107,600	1,153,917
Fertilizantes Heringer SA (I)	61,700	369,555
Fibria Celulose SA, SADR (L)	437,951	6,818,897
Fleury SA	3,000	49,437
Gafisa SA	521,522	2,875,767
Gafisa SA, ADR	393,000	4,338,720
General Shopping Brasil SA (I)	61,820	481,943
Gerdau SA	234,900	2,203,467
Gerdau SA, SADR (L)	1,192,088	13,148,731
Grendene SA	240,600	1,341,962
Guararapes Confeccoes SA	200	11,269
Helbor Empreendimentos SA	40,000	556,996
Iguatemi Empresa de Shopping Centers SA	73,200	1,879,005
Industrias Romi SA	138,700	763,059
Inepar SA Industria E Construcoes	12,100	33,361
Iochpe-Maxion SA	4,200	61,759
Itau Unibanco Holding SA	11,152	214,240
Itau Unibanco Holding SA, ADR	190,892	4,358,064
JBS SA	1,925,879	6,908,873

1

Emerging Markets Fund (formerly Emerging Markets Value Fund)

As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Brazil (Continued)	Shares	Value
JHSF Participacoes SA	335,500	$999,430
Kroton Educacional SA (I)	81,713	1,076,732
Localiza Rent a Car SA	19,600	326,718
Log-in Logistica Intermodal SA (I)	90,600	456,517
Lojas Americanas SA	1,400	12,112
Lojas Renner SA (I)	28,800	1,092,492
LPS Brasil Consultoria de Imoveis SA	4,900	122,985
M Dias Branco SA	800	21,803
Magnesita Refratarios SA (I)	540,565	2,569,632
Marfrig Frigorificos e Comercio de Alimentos SA	478,865	4,340,212
Marisa Lojas SA	16,800	285,368
Metalfrio Solutions SA	16,800	123,518
Minerva SA	94,800	324,462
MPX Energia SA (I)	68,000	1,829,136
Natura Cosmeticos SA	35,200	943,724
Obrascon Huarte Lain Brasil SA	1,200	50,426
Odontoprev SA	8,800	158,961
Paranapanema SA	668,200	1,956,637
Perdigao SA	18,975	352,139
Petroleo Brasileiro SA	97,783	1,662,822
Petroleo Brasileiro SA, ADR	671,572	23,256,538
Petroleo Brasileiro SA, SADR	837,292	26,173,748
Porto Seguro SA	186,076	2,888,291
Positivo Informatica SA	109,700	493,659
Profarma Distribuidora de Produtos Farmaceuticos SA	48,000	453,304
Redecard SA	39,100	589,815
Restoque Comercio e Confeccoes de Roupas SA	4,300	57,806
Rodobens Negocios Imobiliarios SA	69,800	663,603
Rossi Residencial SA	121,400	1,077,230
Santos Brasil Participacoes SA	16,157	307,216
Sao Carlos Empreendimentos e Participacoes SA	79,700	1,109,309
Sao Martinho SA	113,000	1,747,552
SLC Agricola SA	49,500	639,084
Souza Cruz SA	66,800	838,731
Springs Global Participacoes SA	141,867	409,124
Sul America SA	269,700	3,418,793
Tecnisa SA	41,600	342,767
Tegma Gestao Logistica	2,400	38,485
Totvs SA	18,800	375,345
TPI - Triunfo Participacoes e Investimentos SA	75,690	441,355
TRISUL SA	30,607	81,476
Ultrapar Participacoes SA, ADR (L)	190,080	3,408,134
Usinas Siderurgicas de Minas Gerais SA	418,144	6,161,843
Vale SA, SADR, A Shares (L)	102,042	2,989,831
Vale SA, SADR, Ordinary Shares	71,318	2,300,719
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento	4,000	50,705
Viver Incorporadora e Construtora SA (I)	749,217	1,324,871
Weg SA	34,800	397,021

Chile 2.01%		46,700,065

Almendral SA	744,630	101,719
Banco Santander Chile SA, ADR (L)	4,125	371,621
CAP SA	2,400	121,071
Cementos Bio-Bio SA	2,795	6,193
Cia General de Electricidad	330,742	1,977,977
Cintac SA	78,352	56,095
Companhia Sudamericana de Vapores SA	1,952,202	1,264,091

2

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Chile (Continued)	Shares	Value
CorpBanca SA, SADR (L)	11,487	$290,621
Cristalerias de Chile SA	62,943	812,430
Empresas CMPC SA	230,567	12,201,674
Empresas Copec SA	371,453	6,991,962
Empresas Iansa SA	6,866,987	754,874
Empresas La Polar SA	482,509	2,543,072
Enersis SA, SADR	506,830	10,998,211
GASCO SA	227,676	1,615,797
Grupo Security SA	593,749	268,231
Industrias Forestales SA	150,246	54,946
Inversiones Aguas Metropolitanas SA	1,033,863	1,556,855
Lan Airlines SA, SADR (L)	12,569	360,982
Madeco SA	7,062,002	381,319
Masisa SA	5,033,332	785,020
Paz Corp., SA	424,627	455,731
Ripley Corp SA	898,863	1,247,212
SACI Falabella	6,200	69,222
Sociedad Quimica y Minera de Chile SA, ADR	9,800	613,186
Socovesa SA	968,847	658,612
Vina San Pedro Tarapaca SA	16,425,632	141,341

China 9.08%		211,214,732

Agile Property Holdings, Ltd.	844,000	1,458,066
Air China, Ltd.	12,000	12,159
Ajisen China Holdings, Ltd.	56,000	119,178
Alibaba.com, Ltd.	140,000	237,240
Angang Steel Company, Ltd., Class H	2,008,000	2,230,227
Anhui Conch Cement Company, Ltd.	76,000	338,574
Anhui Tianda Oil Pipe Company, Ltd.	523,000	196,451
Anta Sports Products, Ltd.	129,000	241,282
Anton Oilfield Services Group	1,466,000	283,787
Asia Cement China Holdings Corp.	802,500	629,343
Bank of China, Ltd., Class H	111,169,075	61,514,327
Bank of Communications Company, Ltd., Class H	10,811,871	11,269,216
Baoye Group Company, Ltd.	538,000	372,071
BBMG Corp.	45,500	68,294
Beijing Capital Land, Ltd.	1,718,000	558,886
Beijing Jingkelong Company, Ltd.	10,000	13,127
Beijing North Star Company	1,284,000	295,513
Byd Company, Ltd., Class H	27,500	89,766
BYD Electronic International Company, Ltd.	1,475,483	757,601
Catic Shenzhen Holdings, Ltd. (I)	140,000	65,825
China Aoyuan Property Group, Ltd.	1,834,000	325,648
China BlueChemical, Ltd.	1,596,000	1,275,794
China Citic Bank Corp, Ltd.	10,624,962	7,645,018
China Coal Energy Company, Series H	4,250,000	5,766,942
China Communications Construction Company, Ltd.	7,831,202	7,123,852
China Communications Services Corp., Ltd., Class H	3,310,000	2,125,338
China Construction Bank Corp.	282,000	266,981
China Eastern Airlines Corp., Ltd. (I)	50,000	22,232
China Huiyuan Juice Group, Ltd.	832,500	518,184
China Life Insurance Company, Ltd., SADR	1,821	95,694
China Lilang, Ltd.	43,000	60,312
China Medical System Holdings, Ltd.	27,200	28,080
China Minsheng Banking Corp. Ltd.	6,083,500	5,781,753
China Molybdenum Company, Ltd.	1,743,000	1,527,487
China Nickel Resources Holding Company, Ltd.	894,000	110,532

3

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

China (Continued)	Shares	Value
China Oilfield Services, Ltd.	56,000	$111,542
China Petroleum & Chemical Corp.	1,200,000	1,198,642
China Petroleum & Chemical Corp., ADR	269,228	26,882,416
China Qinfa Group, Ltd. (I)	472,000	246,040
China Railway Construction Corp.	3,455,335	3,143,437
China Rare Earth Holdings, Ltd. (I)	1,272,000	507,907
China Resources Microelectronics Ltd	5,453,668	277,189
China Shanshui Cement Group, Ltd.	378,000	408,231
China Shenhua Energy Company, Ltd., Class H	49,500	246,955
China Shineway Pharmaceutical Group, Ltd.	21,000	50,165
China Shipping Container Lines Company, Ltd. (I)	5,819,850	2,210,642
China Shipping Development Company, Ltd.	2,288,000	2,335,434
China Singyes Solar Technologies Holdings, Ltd.	10,000	9,520
China Southern Airlines Company, Ltd. (I)	100,000	51,706
China Sunshine Paper Holdings Company, Ltd.	41,500	11,852
China Zhongwang Holdings, Ltd.	3,017,400	1,281,224
Chongqing Iron & Steel Company, Ltd. (I)	1,034,000	249,809
Chongqing Machinery & Electric Company, Ltd.	1,100,000	359,537
Country Garden Holdings Company	7,198,933	3,169,124
CSR Corp., Ltd.	187,000	188,224
Dalian Port PDA Company, Ltd.	1,572,621	574,820
Daphne International Holdings, Ltd.	98,000	94,201
Dongfang Electric Corp. Ltd.	41,400	152,287
Dongyue Group	822,000	842,411
Evergrande Real Estate Group, Ltd.	70,000	49,107
Evertop Wire Cable Corp. (I)	58,000	196,109
First Tractor Company	712,750	881,002
Fosun International, Ltd.	2,882,559	2,280,657
Golden Eagle Retail Group, Ltd.	105,000	273,478
Great Wall Motor Company, Ltd.	1,580,000	2,222,337
Great Wall Technology Company, Ltd.	826,000	370,938
Greentown China Holdings, Ltd.	1,138,000	1,177,938
Guangshen Railway Company, Ltd.	528,000	212,217
Guangshen Railway Company, Ltd., ADR (L)	44,505	903,452
Guangzhou Automobile Group Company, Ltd.	1,412,857	1,575,508
Guangzhou Pharmaceutical Company, Ltd.	276,000	298,816
Guangzhou R&F Properties Company, Ltd., Class H	1,715,399	2,389,382
Hainan Meilan International Airport Company, Ltd.	235,000	263,470
Harbin Power Equipment Company, Ltd.	1,260,000	1,453,991
Hengan International Group Company, Ltd.	55,000	475,598
Hidili Industry International Development, Ltd.	1,922,000	1,686,797
Hisense Kelon Electrical Holdings Company, Ltd. (I)	84,000	39,561
Honghua Group, Ltd. (I)	1,814,000	205,418
Hunan Non Ferrous Metal Corp., Ltd. (I)	2,694,000	1,019,501
Intime Department Store Group Company, Ltd.	61,000	106,838
Jingwei Textile Machinery Company, Ltd.	168,000	137,257
Kaisa Group Holdings, Ltd. (I)	118,000	44,805
Kasen International Holdings, Ltd. (I)	240,000	40,153
Kingdee International Software Group Company, Ltd.	34,000	19,599
Li Ning Company, Ltd.	115,000	199,144
Lianhua Supermarket Holdings Company, Ltd.	25,200	60,791
Lingbao Gold Company, Ltd.	446,000	340,108
Little Sheep Group Ltd.	16,000	12,796
Longfor Properties Company, Ltd.	28,000	44,215
Maanshan Iron & Steel Company, Ltd.	3,204,000	1,546,142
Maoye International Holdings, Ltd.	10,000	5,096
Metallurgical Corp of China, Ltd.	302,000	122,392

4

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

China (Continued)	Shares	Value
Parkson Retail Group, Ltd.	130,000	$197,844
PICC Property & Casualty Company, Ltd., Class H (I)	210,000	302,742
Ping An Insurance Group Company	91,500	981,673
Powerlong Real Estate Holdings, Ltd.	264,000	78,585
Qunxing Paper Holdings Company, Ltd.	969,268	271,687
Regent Manner International, Ltd.	484,000	167,528
Scud Group, Ltd. (I)	306,000	25,977
Semiconductor Manufacturing International Corp., SADR, SADR (I)(L)	372,441	1,586,599
Semiconductor Manufacturing International Corp. (I)	16,250,000	1,380,124
Shandong Chenming Paper Holdings, Ltd.	589,084	430,562
Shandong Molong Petroleum Machinery Company, Ltd.	100,400	106,717
Shandong Weigao Group Medical Polymer Company, Ltd.	24,000	32,121
Shandong Xinhua Pharmaceutical Company, Ltd.	258,000	93,924
Shanghai Electric Group Company, Ltd.	74,000	38,801
Shanghai Jin Jiang International Hotels Group Company, Ltd.	2,296,000	455,036
Shanghai Prime Machinery Company, Ltd.	1,294,000	264,471
Shenguan Holdings Group, Ltd.	46,000	62,353
Shimao Property Holdings, Ltd., GDR	2,938,500	3,921,815
Shui On Land, Ltd.	5,014,503	2,219,706
Sichuan Xinhua Winshare Chainstore Company, Ltd.	755,650	412,168
Sino-Ocean Land Holdings, Ltd.	5,536,639	2,935,236
SinoCom Software Group, Ltd.	157,000	16,757
Sinopec Shanghai Petrochemical Company, Ltd., Class H	28,000	13,191
Sinopec Yizheng Chemical Fibre Company, Ltd.	132,000	49,277
Sinopharm Group Company, Ltd.	100,400	359,216
Sinotrans, Ltd., Class H	2,802,574	685,586
Sinotruk Hong Kong, Ltd.	1,286,555	972,594
Soho China, Ltd.	3,777,500	3,251,997
SPG Land Holdings, Ltd.	557,925	225,161
Sunny Optical Technology Group Company, Ltd.	446,000	134,211
Tencent Holdings, Ltd.	102,600	2,960,199
Tiangong International Company, Ltd. (I)	1,555,564	322,019
Tianneng Power International, Ltd.	948,700	425,426
Tingyi (Cayman Islands) Holding Corp.	128,000	393,475
Travelsky Technology, Ltd.	2,620,500	1,600,259
Tsingtao Brewery Company, Ltd., Series H	52,000	305,090
Uni-President China Holdings, Ltd.	173,000	124,553
Want Want China Holdings, Ltd.	391,000	377,307
Weichai Power Company, Ltd.	50,000	283,720
Weiqiao Textile Company	768,000	585,259
Wuyi International Pharmaceutical Company, Ltd.	525,000	47,286
Xiamen International Port Company, Ltd.	1,658,662	313,708
Xingda International Holdings, Ltd.	1,029,000	1,101,183
Xinjiang Xinxin Mining Industry Company, Ltd.	1,262,000	724,548
Xiwang Sugar Holdings Company, Ltd.	951,020	257,073
Yanzhou Coal Mining Company, Ltd., ADR (L)	6,793	282,928
Zhaojin Mining Industry Company., Ltd.	30,000	68,803
Zhejiang Glass Company, Ltd. (I)	172,000	54,846
Zhong An Real Estate, Ltd. (I)	793,200	166,608
Zhongsheng Group Holdings Ltd.	29,500	57,790
Zhuzhou CSR Times Electric Company, Ltd.	27,000	92,786
Zijin Mining Group Company, Ltd.	242,000	182,695
ZTE Corp., Class H	36,800	130,804

Colombia 0.00%		79,980

BanColombia SA ADR	1,200	79,980

5

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)	Shares	Value

Czech Republic 0.29%		$6,656,773

CEZ AS	10,455	576,335
Pegas Nonwovens SA	37,848	998,421
Philip Morris CR AS	10	5,518
Telefonica O2 Czech Republic AS	85,666	2,067,716
Unipetrol AS (I)	280,226	3,008,783
	Shares	Value

Hong Kong 5.17%		120,101,069

AMVIG Holdings, Ltd.	755,333	544,056
Anxin-China Holdings, Ltd. (I)	212,000	53,212
Asian Citrus Holdings, Ltd.	27,000	30,983
Avic International Holding HK, Ltd. (I)	5,096,000	275,461
Beijing Capital International Airport Company, Ltd., Class H	3,480,415	1,635,074
Beijing Development Hong Kong, Ltd. (I)	482,000	75,675
Beijing Enterprises Holdings, Ltd.	944,430	4,807,873
Beijing Enterprises Water Group, Ltd. (I)	354,000	109,319
Belle International Holdings, Ltd.	158,000	335,073
Bosideng International Holdings, Ltd.	1,282,000	372,986
Brilliance China Automotive Holdings, Ltd. (I)	2,906,000	2,663,193
C C Land Holdings, Ltd.	440,039	166,853
Central China Real Estate, Ltd.	867,000	221,863
Centron Telecom International Holdings, Ltd.	544,400	128,368
Chaoda Modern Agriculture Holdings, Ltd.	5,797,312	2,851,380
China Aerospace International Holdings, Ltd.	3,580,755	405,477
China Agri-Industries Holdings, Ltd.	2,235,000	2,375,255
China Chengtong Development Group, Ltd.	2,031,216	129,419
China Dongxiang Group Company	901,000	288,637
China Energine International Holdings, Ltd. (I)	2,025,589	148,600
China Everbright, Ltd.	1,543,000	3,200,667
China Grand Forestry Resources Group, Ltd. (I)	15,261,800	418,598
China Green Holdings, Ltd.	912,000	742,172
China Haidian Holdings, Ltd.	2,821,800	367,284
China Mengniu Dairy Company, Ltd.	157,000	501,032
China Merchants Holdings International Company, Ltd.	1,724,294	7,579,612
China Mining Resources Group, Ltd. (I)	8,324,000	142,422
China Oil and Gas Group, Ltd. (I)	3,168,219	318,027
China Pharmaceutical Group, Ltd.	1,516,000	760,251
China Properties Group, Ltd. (I)	1,107,000	331,825
China Resources Cement Holdings, Ltd.	16,000	15,774
China Resources Enterprises, Ltd.	780,000	3,127,433
China Resources Land, Ltd.	384,000	687,935
China South City Holdings Ltd.	1,038,000	172,236
China Starch Holdings, Ltd.	2,630,000	173,016
China State Construction International Holdings, Ltd.	427,200	456,456
China Taiping Insurance Holdings Company, Ltd. (I)	33,400	80,741
China Travel International Investment Hong Kong, Ltd.	5,090,000	918,218
China Unicom Hong Kong, Ltd., ADR (L)	580,041	12,807,305
China Unicom, Ltd.	3,078,000	6,838,203
China Zenith Chemical Group, Ltd.	2,710,000	42,125
Cimc Enric Holdings, Ltd. (I)	96,000	34,723
Citic 21CN Company, Ltd. (I)	180,000	22,977
Citic Pacific, Ltd.	2,113,923	6,013,817
CITIC Resources Holdings, Ltd. (I)	4,270,000	837,409
Clear Media, Ltd. (I)	57,000	33,273
Coastal Greenland, Ltd. (I)	2,330,000	113,865
Comba Telecom Systems Holdings Ltd.	51,500	57,175

6

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Hong Kong (Continued)	Shares	Value
Cosco International Holdings, Ltd.	1,195,040	$767,449
COSCO Pacific, Ltd.	2,954,000	5,840,781
Coslight Technology International Group, Ltd.	190,000	95,305
CP Pokphand Company	138,000	17,379
DaChan Food Asia, Ltd.	655,000	149,797
Digital China Holdings, Ltd.	26,000	49,650
Dynasty Fine Wines Group, Ltd.	242,000	75,234
Embry Holdings, Ltd.	80,000	56,401
Franshion Properties China, Ltd.	6,410,000	1,938,767
FU JI Food & Catering Services Holdings, Ltd. (I)	410,000	0
Fushan International Energy Group, Ltd.	5,414,000	3,483,732
GCL Poly Energy Holdings, Ltd.	1,276,000	688,545
Global Bio-Chem Technology Group Company, Ltd.	3,303,200	897,149
Global Sweeteners Holdings, Ltd.	444,000	93,289
Glorious Property Holdings, Ltd.	411,000	119,547
Goldbond Group Holdings, Ltd.	100,000	6,242
Golden Meditech Holdings, Ltd. (I)	2,448,000	428,387
Goldlion Holdings, Ltd.	345,000	146,293
Haier Electronics Group Company, Ltd. (I)	84,000	102,596
Heng Tai Consumables Group, Ltd.	5,167,000	577,867
Hengdeli Holdings, Ltd.	248,000	146,175
HKC Holdings, Ltd. (I)	4,638,423	223,744
Hong Kong Energy Holdings, Ltd. (I)	54,637	4,778
Hopson Development Holdings, Ltd.	1,210,000	1,149,021
Hua Han Bio-Pharmaceutical Holdings Ltd	1,439,200	430,178
Huabao International Holdings, Ltd.	109,000	154,359
Huscoke Resources Holdings, Ltd.	1,804,200	85,870
Inspur International, Ltd.	4,415,000	249,985
Ju Teng International Holdings, Ltd.	1,525,722	435,899
Kai Yuan Holdings, Ltd. (I)	10,020,000	355,239
Kingboard Chemical Holdings, Ltd.	1,076,790	5,438,415
Kingway Brewery Holdings, Ltd.	988,000	279,607
Kunlun Energy Company, Ltd.	146,000	255,113
KWG Property Holding, Ltd.	2,352,512	1,671,490
Lai Fung Holdings, Ltd.	5,139,000	208,139
Loudong General Nice Resources China Holdings, Ltd.	2,544,000	350,598
Media China Corporation Ltd. (I)	2,433,125	57,564
MIN XIN Holdings, Ltd.	188,000	96,776
Minmetals Land, Ltd.	2,582,000	441,660
Minmetals Resources, Ltd. (I)	1,240,000	948,123
Nan Hai Corp., Ltd. (I)	28,150,000	159,283
Neo-China Land Group Holdings, Ltd. (I)	1,049,500	345,621
NetDragon Websoft, Inc.	282,000	176,358
New World China Land, Ltd.	3,031,487	1,118,653
New World Department Store China, Ltd.	75,000	61,120
Nine Dragons Paper Holdings, Ltd.	445,000	423,336
Petroasian Energy Holdings, Ltd. (I)	6,588,000	321,640
Phoenix Satellite Television Holdings, Ltd.	102,000	43,620
Poly Hong Kong Investment, Ltd.	3,440,944	2,431,142
Ports Design, Ltd.	14,000	36,086
Pou Sheng International Holdings, Ltd. (I)	2,520,000	453,784
Prosperity International Holdings HK, Ltd.	2,520,000	175,088
Qin Jia Yuan Media Services Company, Ltd.	849,176	147,515
Qingling Motors Company, Ltd.	1,294,000	409,664
REXLot Holdings, Ltd.	9,200,000	947,068
Samson Holding, Ltd.	1,383,915	308,307
Shanghai Industrial Holdings, Ltd.	995,041	3,650,279

7

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Hong Kong (Continued)	Shares	Value
Shanghai Zendai Property, Ltd.	4,865,000	$154,000
Shenzhen International Holdings, Ltd.	16,705,000	1,396,419
Shenzhen Investment, Ltd.	3,978,000	1,243,850
Shougang Concord Century Holdings, Ltd.	1,282,000	118,756
Shougang Concord International Enterprises Company, Ltd.	6,444,000	721,406
Silver Grant International	2,494,334	855,596
Sim Technology Group, Ltd.	1,114,000	193,543
Sino Biopharmaceutical	108,000	39,414
Sino Prosper State Gold Resources Holdings Ltd. (I)	4,380,000	160,582
Sino Union Petroleum & Chemical International, Ltd. (I)	5,462,273	512,739
Sinofert Holdings, Ltd.	2,892,000	1,336,933
Sinolink Worldwide Holdings, Ltd.	3,422,000	357,606
Sinomedia Holding, Ltd.	391,000	136,430
Sinopec Kantons Holdings, Ltd.	620,000	334,651
Sinotrans Shipping, Ltd.	2,579,000	788,016
Skyworth Digital Holdings, Ltd.	1,304,000	842,634
Solargiga Energy Holdings, Ltd.	997,000	270,615
Sparkle Roll Group, Ltd.	272,000	53,297
SRE Group, Ltd.	4,512,000	371,608
TAK Sing Alliance Holdings, Ltd.	734,000	83,054
TCC International Holdings, Ltd.	1,753,417	1,040,282
TCL Multimedia Technology Holdings, Ltd.	971,200	379,849
Tian An China Investment, Ltd.	1,004,000	667,440
Tomson Group, Ltd.	881,443	329,925
TPV Technology, Ltd.	1,276,588	746,958
Truly International Holdings, Ltd.	2,463,000	441,582
United Energy Group, Ltd. (I)	194,000	34,685
Vitar International Holdings, Ltd.	80,000	17,795
Wasion Group Holdings, Ltd.	710,000	380,170
Yip's Chemical Holdings, Ltd.	210,000	254,492
Yorkey Optical International Cayman, Ltd.	44,000	6,891
Yuexiu Property Company, Ltd. (I)	8,013,200	1,690,816

Hungary 0.44%		10,179,209

Danubius Hotel and Spa PLC (I)	951	18,534
Egis Gyogyszergyar	12,949	1,366,175
Fotex Holding SE Company, Ltd. (I)	125,334	252,626
MOL Hungarian Oil and Gas PLC (I)	4,033	519,442
OTP Bank PLC	229,203	7,589,363
Raba Jarmuipari Holding Nyilvanosan Mukodo Reszvenytarsasag (I)	7,058	29,564
Richter Gedeon Nyrt	2,045	403,505

India 8.80%		204,732,138

3i Infotech, Ltd.	91,350	95,015
Aban Offshore, Ltd.	21,138	276,593
ABB, Ltd.	10,022	192,372
ABG Shipyard, Ltd.	16,236	137,333
Adani Enterprises, Ltd.	23,050	325,464
Adani Power, Ltd. (I)	37,032	95,388
Aditya Birla Nuvo, Ltd.	56,676	1,126,272
Ador Welding, Ltd.	5,167	19,414
Aftek, Ltd. (I)	28,741	8,777
Alembic Phrma, Ltd. (I)	38,000	25,772
Alembic, Ltd.	38,000	16,792
Allahabad Bank	213,488	931,017
Alok Industries, Ltd.	676,920	395,257
Ambuja Cements, Ltd.	172,046	529,813

8

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

India (Continued)	Shares	Value
Amtek Auto, Ltd.	149,007	$563,714
Anant Raj Industries, Ltd.	151,998	231,044
Andhra Bank	215,172	686,346
Ansal Properties & Infrastructure, Ltd.	83,467	79,414
Apollo Hospitals Enterprise, Ltd.	44,250	483,337
Apollo Tyres, Ltd.	154,850	236,580
Aptech, Ltd.	18,472	39,562
Arvind, Ltd. (I)	213,458	387,421
Ashapura Minechem, Ltd. (I)	5,400	2,440
Ashok Leyland, Ltd.	1,067,780	1,211,625
Asian Paints, Ltd.	1,125	77,089
Avaya Global Connect, Ltd.	148	541
Axis Bank, Ltd.	2,121	60,209
Bajaj Auto Finance, Ltd.	15,115	206,397
Bajaj Auto, Ltd.	6,151	183,265
Bajaj Finserv, Ltd.	24,676	283,391
Bajaj Hindusthan, Ltd.	135,981	204,685
Bajaj Holdings and Investment, Ltd.	56,364	958,779
Balaji Telefilms, Ltd.	11,528	8,928
Balkrishna Industries, Ltd.	16,580	54,272
Ballarpur Industries, Ltd.	487,134	353,820
Balmer Lawrie & Company, Ltd.	7,980	100,551
Balrampur Chini Mills, Ltd.	348,925	478,691
Bank of Baroda	60,136	1,175,846
Bank of India	202,535	2,010,270
Bank of Maharashtra	218,538	278,508
BASF India, Ltd.	1,501	19,370
Bata India, Ltd.	705	7,663
BEML, Ltd.	27,755	405,670
BGR Energy Systems, Ltd.	16	172
Bharat Forge, Ltd.	5,001	35,489
Bharat Heavy Electricals, Ltd.	14,901	644,103
Bharati Shipyard, Ltd.	19,195	58,811
Bharti Airtel, Ltd. (I)	14,964	124,248
Birla Corp., Ltd.	41,760	351,911
Bl Kashyap & Sons, Ltd.	33,652	16,440
Bombay Rayon Fashions, Ltd.	91,929	582,675
Bosch, Ltd.	254	39,681
Brigade Enterprises, Ltd.	22,407	39,633
Britannia Industries, Ltd.	127	1,190
Cadila Healthcare, Ltd.	5,803	118,692
Cairn India, Ltd. (I)	638,212	4,795,090
Canara Bank	150,054	1,821,705
Central Bank of India	314,027	838,066
Century Textile & Industries, Ltd.	32,699	240,182
Chambal Fertilizers & Chemicals, Ltd.	224,870	405,456
Cholamandalam DBS Finance, Ltd.	8,951	30,801
Cipla, Ltd.	25,786	186,351
City Union Bank, Ltd.	128,137	125,887
CMC, Ltd.	210	11,469
Colgate-Palmolive India, Ltd.	3,588	71,387
Container Corp of India	622	15,190
Coromandel International, Ltd.	4,452	31,403
Corporation Bank	30,114	365,062
Cranes Software International, Ltd. (I)	3,000	266
Crompton Greaves, Ltd.	3,219	18,802
Cummins India, Ltd.	6,930	105,405

9

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

India (Continued)	Shares	Value
Dabur India, Ltd.	44,782	$114,029
Dalmia Bharat Enterprises, Ltd.	18,693	69,721
Dalmia Bharat Sugar & Industries, Ltd.	18,693	8,973
DCM Shriram Consolidated, Ltd.	26,804	25,973
Deepak Fertilizers & Petrochemicals Corp., Ltd.	55,776	219,608
Development Credit Bank, Ltd. (I)	184,559	244,832
Dhanlaxmi Bank, Ltd.	65,879	181,303
Dish TV India, Ltd. (I)	25,516	44,441
Dishman Pharmaceuticals & Chemicals, Ltd.	25,451	55,210
Divi's Laboratories, Ltd.	2,971	51,215
DLF, Ltd.	509,876	2,712,309
Dr. Reddy's Laboratories, Ltd.	11,708	421,141
Dredging Corp. of India, Ltd.	15,333	112,694
Edelweiss Capital, Ltd.	221,050	167,650
Eicher Motors, Ltd.	8,358	245,887
EID Parry India, Ltd.	81,890	383,802
EIH, Ltd.	1,453	2,661
Elder Pharmaceuticals, Ltd.	8,295	68,127
Electrosteel Castings, Ltd.	166,782	112,774
Emami, Ltd.	3,426	33,885
Engineers India, Ltd.	5,081	29,498
Escorts, Ltd.	108,529	320,354
Essar Oil Ltd (I)	27,967	81,648
Essar Ports, Ltd. (I)	118,939	327,416
Essar Shipping, Ltd.	59,469	116,113
Essel Propack, Ltd.	89,057	90,946
Eveready Industries India, Ltd.	21,000	20,238
Everest Kanto Cylinder, Ltd.	53,022	102,466
Exide Industries, Ltd.	29,930	106,564
Federal Bank, Ltd.	229,410	2,260,325
Federal-Mogul Goetze India, Ltd. (I)	8,130	46,401
Finolex Cables, Ltd.	89,396	94,041
Finolex Industries, Ltd.	73,666	136,741
Firstsource Solutions, Ltd. (I)	198,131	77,170
Fortis Healthcare, Ltd. (I)	99,267	357,005
Future Capital Holdings, Ltd.	9,269	29,652
Future Mall Management, Ltd. (I)	40	44
GAIL India, Ltd.	2,589	25,463
Gammon India, Ltd.	77,691	172,065
Ganesh Housing Corp. Ltd.	241	634
Gateway Distriparks, Ltd.	70,842	192,095
Geodesic, Ltd.	109,287	198,112
Geojit BNP Paribas Financial Services, Ltd.	135,780	70,080
Gic Housing Finance, Ltd.	25,033	64,228
Gitanjali Gems, Ltd.	50,394	316,066
GlaxoSmithKline Consumer Healthcare, Ltd.	610	31,174
GlaxoSmithKline Pharmaceuticals, Ltd.	1,626	83,751
Godrej Consumer Products, Ltd.	3,047	28,282
Graphite India, Ltd.	81,467	170,103
Grasim Industries, Ltd.	50,797	2,610,788
Great Eastern Shipping Company, Ltd.	124,722	802,414
Great Offshore, Ltd.	45,068	235,419
Gujarat Alkalies & Chemicals, Ltd.	54,680	170,066
Gujarat Ambuja Exports, Ltd.	15,000	10,307
Gujarat Flourochemicals, Ltd.	32,948	266,341
Gujarat Narmada Valley Fertilizers Company, Ltd.	70,214	159,334
Gujarat State Fertilisers & Chemicals, Ltd.	41,832	323,278

10

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

India (Continued)	Shares	Value
Gulf Oil Corp, Ltd.	44,106	$77,384
HBL Power Systems, Ltd.	104,569	45,738
HCL Infosystems, Ltd.	185,657	432,557
HCL Technologies, Ltd.	17,172	196,717
HDFC Bank, Ltd.	12,546	663,595
HEG, Ltd.	17,873	92,811
Heidelbergcement India, Ltd. (I)	87,352	81,643
Hero Honda Motors, Ltd.	8,949	367,320
Hexaware Technologies, Ltd.	327,232	492,135
Hikal, Ltd.	2,160	14,867
Himatsingka Seide, Ltd.	4,000	3,046
Hindalco Industries, Ltd.	1,895,804	8,300,653
Hinduja TMT, Ltd.	5,652	34,124
Hindustan Unilever, Ltd.	107,463	724,441
Hotel Leela Venture, Ltd.	161,732	143,800
Housing Development & Infrastructure, Ltd. (I)	335,502	1,258,831
Hsil, Ltd.	27,538	101,197
ICICI Bank, Ltd.	10,162	243,731
ICICI Bank, Ltd., SADR	656,721	31,319,024
ICSA India, Ltd.	42,707	110,506
Idea Cellular, Ltd. (I)	1,096,879	1,671,458
IFCI, Ltd.	799,536	859,149
India Cements, Ltd.	374,280	701,564
India Glycols, Ltd.	14,305	36,300
India Infoline, Ltd.	254,359	444,339
Indiabulls Financial Services, Ltd.	341,835	1,176,322
Indiabulls Real Estate, Ltd. (I)	474,148	1,235,036
Indiabulls Wholesale Services, Ltd.	59,268	13,684
Indian Bank	92,080	455,061
Indian Hotels Company, Ltd.	502,469	898,578
Indian Overseas Bank	261,467	824,408
Indo Rama Synthetics	20,354	20,787
Industrial Development Bank of India, Ltd.	320,037	957,963
Infomedia 18, Ltd. (I)	19,250	8,388
Infosys, Ltd.	19,432	1,203,353
Infosys, Ltd., ADR	8,682	536,114
Infotech Enterprises, Ltd.	17,414	54,893
Infrastructure Development Finance Company, Ltd.	666,009	2,104,836
ING Vysya Bank, Ltd.	77,939	583,143
Ingersoll-Rand India, Ltd.	9,856	101,321
ISMT, Ltd.	54,250	50,536
Ispat Industries, Ltd. (I)	585,760	284,249
ITC, Ltd.	264,954	1,133,761
IVRCL Assets & Holdings, Ltd. (I)	19,557	23,088
IVRCL Infrastructures & Projects, Ltd.	344,812	560,763
Jammu & Kashmir Bank, Ltd.	33,817	599,649
JB Chemicals & Pharmaceuticals, Ltd.	44,422	123,699
JBF Industries, Ltd.	49,341	183,687
Jindal Poly Films, Ltd.	15,538	121,058
Jindal Saw, Ltd.	213,210	752,082
Jindal Stainless, Ltd. (I)	78,009	188,213
Jindal Steel & Power, Ltd.	15,655	226,405
JK Cement, Ltd.	22,552	56,161
JK Lakshmi Cement, Ltd.	70,257	73,236
JK Tyre & Industries, Ltd.	14,533	31,188
JM Financial, Ltd.	368,362	206,511
JSW Energy, Ltd.	163,311	253,563

11

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

India (Continued)	Shares	Value
JSW Steel, Ltd.	146,919	$3,189,185
Jubilant Life Sciences, Ltd. (I)	3,234	13,067
Jubilant Organosys, Ltd.	64,699	231,204
Jyoti Structures, Ltd.	51,869	99,035
Kalpataru Power Transmission, Ltd.	22,050	58,817
Karnataka Bank, Ltd.	217,274	563,640
Karur Vysya Bank, Ltd. (I)	14,269	106,342
Karur Vysya Bank, Ltd.	35,673	325,201
Karuturi Global, Ltd.	98,363	28,280
Kesoram Industries, Ltd.	33,435	140,190
Kirloskar Brothers, Ltd.	4,757	15,523
Kotak Mahindra Bank, Ltd.	15,688	152,853
Krbl, Ltd.	55,453	34,104
KS Oils, Ltd.	72,719	40,768
KSB Pumps, Ltd.	7,884	41,295
KSK Energy Ventures, Ltd. (I)	23,584	57,896
Lakshmi Vilas Bank, Ltd.	49,297	127,361
Larsen & Toubro, Ltd.	6,312	230,206
Lupin, Ltd.	19,936	208,460
Madhucon Projects, Ltd.	34,342	74,638
Madras Cements, Ltd. (I)	106,301	214,049
Mahanagar Telephone Nigam, Ltd. (I)	97,727	98,605
Mahanagar Telephone Nigam, Ltd. ADR (I)(L)	81,577	169,680
Maharashtra Seamless, Ltd.	62,316	495,182
Mahindra & Mahindra, Ltd.	22,911	343,939
Mahindra Lifespace Developers, Ltd.	22,771	187,505
Manaksia, Ltd.	35,648	59,454
Mangalam Cement, Ltd.	14,461	38,051
Marico, Ltd.	5,329	17,856
Mastek, Ltd.	17,963	38,970
McLeod Russel India, Ltd.	51,666	308,026
Mercator Lines, Ltd.	212,137	194,198
Merck, Ltd.	2,868	37,900
Monnet Ispat & Energy, Ltd.	32,137	356,095
Moser Baer India, Ltd.	222,508	202,341
Motherson Sumi Systems, Ltd.	6,057	30,687
MRF, Ltd.	1,922	290,186
Mukand, Ltd.	28,732	28,458
Mundra Port and Special Economic Zone, Ltd.	21,772	77,763
Nagarjuna Construction Company, Ltd.	246,877	471,917
Nagarjuna Fertilizers & Chemicals, Ltd.	229,114	162,515
Nahar Spinning Mills, Ltd.	6,600	12,998
National Aluminium Company, Ltd.	574,204	1,162,872
National Organic Chemical Industries, Ltd.	80,241	30,292
Nava Bharat Ventures, Ltd.	43,984	226,618
NIIT Technologies, Ltd.	45,471	186,760
NIIT, Ltd.	136,918	168,860
Noida Toll Bridge Company, Ltd.	193,534	107,960
OCL India, Ltd.	1,500	3,597
Omaxe, Ltd. (I)	105,584	302,525
Onmobile Global, Ltd. (I)	48,316	118,628
Oracle Financial Services Software, Ltd. (I)	423	20,754
Orbit Corp., Ltd.	63,959	64,967
Orchid Chemicals & Pharmaceuticals, Ltd.	56,302	363,821
Orient Paper & Industries, Ltd.	82,674	110,260
Oriental Bank of Commerce	105,448	823,368
Panacea Biotec, Ltd.	26,548	104,084

12

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

India (Continued)	Shares	Value
Parsvnath Developers, Ltd. (I)	129,259	$120,530
Patel Engineering Ltd	24,567	80,231
Patni Computer Systems, Ltd.	70,484	551,027
Patni Computer Systems, Ltd., ADR (L)	28,382	441,908
Peninsula Land, Ltd.	89,370	111,122
Petronet LNG, Ltd.	17,481	52,742
Phillips Carbon Black, Ltd.	9,196	29,617
Piramal Healthcare, Ltd.	87,007	709,302
Plethico Pharmaceuticals, Ltd.	5,976	46,294
Polaris Software Lab, Ltd.	39,735	168,380
Polyplex Corp., Ltd.	18,044	84,531
Praj Industries, Ltd.	57,344	93,510
Prism Cement, Ltd.	71,827	79,812
Provogue India, Ltd.	90,931	73,819
PSL, Ltd.	15,269	24,051
PTC India, Ltd.	316,575	588,621
Punj Lloyd, Ltd.	224,909	341,147
Punjab National Bank, Ltd. (I)	5,000	130,443
Radico Khaitan, Ltd.	1,066	3,124
Rain Commodities Ltd.	22,875	91,310
Rajesh Exports, Ltd.	43,299	86,728
Ranbaxy Laboratories, Ltd.	3,775	46,066
Raymond, Ltd.	43,363	346,427
REI Agro, Ltd. (I)	164,589	94,841
REI Six Ten Retail, Ltd.	7,790	8,229
Reliance Capital, Ltd.	122,106	1,358,188
Reliance Communications, Ltd.	947,600	1,889,213
Reliance Industries, Ltd.	1,114,389	23,523,167
Reliance Industries, Ltd., GDR (S)	34,905	1,479,274
Reliance Industries, Ltd., GDR (London Exchange) (S)	242,076	10,255,970
Reliance Mediaworks, Ltd. (I)	19,015	56,719
Reliance Power, Ltd. (I)	843,721	2,212,797
Resurgere Mines & Minerals India, Ltd. (I)	1,074,180	10,731
Rolta India, Ltd.	153,518	473,783
RPG Itochu Finance, Ltd. (I)	1,085	2,143
Ruchi Soya Industries, Ltd.	127,227	283,957
Rural Electrification Corp. Ltd.	370,755	1,766,467
S Kumars Nationwide, Ltd. (I)	142,150	217,206
Satyam Computer Services, Ltd. (I)	26,127	49,166
SEAMEC, Ltd.	14,000	30,953
Shiv-Vani Oil & Gas Exploration Services, Ltd.	20,192	110,177
Shree Renuka Sugars, Ltd.	616,529	856,858
Sicagen India, Ltd.	4,881	2,580
Sical Logistics, Ltd. (I)	4,881	7,974
Sobha Developers, Ltd.	72,439	433,825
Sonata Software, Ltd.	23,000	20,356
South Indian Bank, Ltd.	1,282,635	679,458
SREI Infrastructure Finance, Ltd.	294,220	264,601
SRF, Ltd.	37,385	258,499
State Bank of Bikaner & Jaipur	18,445	214,579
State Bank of India	112,351	5,739,429
State Bank of India, GDR	4,501	472,155
Steel Authority of India, Ltd.	482,188	1,512,089
Sterling Biotech, Ltd.	96,778	192,303
Sterlite Industries India, Ltd., ADR (L)	556,079	8,647,028
Sun Pharmaceutical Industries, Ltd.	11,731	123,941
Sun TV Network, Ltd.	5,774	49,927

13

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

India (Continued)	Shares	Value
Sundaram Finance, Ltd.	8,650	$94,586
Suzlon Energy, Ltd. (I)	534,875	642,564
Syndicate Bank, Ltd.	230,001	598,351
Tamilnadu Newsprint & Papers, Ltd.	39,187	110,442
Tanla Solutions, Ltd.	86,834	29,493
Tata Chemicals, Ltd.	121,519	1,025,515
Tata Communications, Ltd. (I)	33,200	158,234
Tata Communications, Ltd., ADR (I)(L)	63,885	615,851
Tata Consultancy Services, Ltd.	53,313	1,372,107
Tata Investment Corp., Ltd.	15,423	168,111
Tata Motors, Ltd., SADR	26,781	648,904
Tata Steel, Ltd.	477,124	6,249,764
Tata Tea, Ltd.	607,990	1,182,626
Teledata Marine Solutions Pte, Ltd. (I)	23,607	17,950
Teledata Technology Solutions (I)	23,607	210
Thermax, Ltd.	784	10,513
Til, Ltd.	1,016	10,110
Time Technoplast, Ltd.	110,114	153,834
Titagarh Wagons, Ltd.	8,719	76,505
Titan Industries, Ltd.	1,297	124,522
Triveni Engineering & Industries, Ltd.	25,986	21,635
Triveni Turbine, Ltd.	25,986	31,256
TTK Prestige, Ltd.	280	17,347
Tube Investments of India, Ltd.	4,049	12,005
UCO Bank	198,438	436,370
Uflex, Ltd.	34,032	142,875
Ultratech Cement, Ltd.	23,329	529,625
Union Bank of India, Ltd.	213,838	1,519,118
Unitech, Ltd.	747,580	586,736
United Breweries, Ltd.	8,570	107,267
United Spirits, Ltd. (I)	2,194	51,585
Unity Infraprojects, Ltd.	31,689	47,626
Usha Martin, Ltd.	176,167	211,212
UTV Software Communications, Ltd. (I)	20,932	300,929
Vardhman Special Steels, Ltd.	1,653	771
Vardhman Textiles, Ltd.	8,267	45,170
Varun Shipping Company, Ltd.	62,246	38,048
Videocon Industries, Ltd.	139,150	574,171
Vijaya Bank	167,219	261,904
Vimta Labs, Ltd.	7,251	4,593
Walchandnagar Industrie	28,717	79,377
Wipro, Ltd.	26,696	264,986
Wockhardt, Ltd. (I)	5,465	42,600
Wyeth, Ltd.	67	1,324
Yes Bank, Ltd.	1,805	12,047
Zuari Industries, Ltd.	9,847	142,104
Zylog Systems, Ltd.	9,565	88,337

Indonesia 3.11%		72,328,801

Adhi Karya Tbk PT	312,000	28,518
AKR Corporindo Tbk PT	2,347,500	506,165
Aneka Tambang Tbk PT	6,343,000	1,598,193
Asahimas Flat Glass Tbk PT (I)	113,500	91,090
Astra Agro Lestari Tbk PT	32,500	89,880
Astra Graphia Tbk PT	606,500	71,785
Astra International Tbk PT	19,500	134,251
Bakrie & Brothers Tbk PT (I)	136,839,261	1,248,747

14

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Indonesia (Continued)	Shares	Value
Bakrie Sumatera Plantations Tbk PT	20,885,000	$1,089,208
Bakrie Telecom Tbk PT (I)	34,369,000	1,510,494
Bakrieland Development Tbk PT	61,993,000	1,169,620
Bank Bukopin Tbk PT	4,762,666	412,912
Bank Central Asia Tbk PT	1,221,000	1,015,928
Bank Danamon Indonesia Tbk PT	5,629,500	4,089,980
Bank Mandiri Tbk PT	5,872,646	4,966,603
Bank Negara Indonesia Persero Tbk PT	9,092,103	4,128,681
Bank Pan Indonesia Tbk PT (I)	10,992,500	1,313,869
Bank Permata Tbk PT (I)	25,500	5,079
Barito Pacific Tbk PT (I)	3,118,500	384,151
Berlian Laju Tanker Tbk PT (I)	11,916,666	509,617
Bhakti Investama Tbk PT (I)	22,152,800	584,062
Budi Acid Jaya Tbk PT	2,039,000	59,719
Bumi Resources Tbk PT	36,575,930	14,145,377
Central Proteinaprima Tbk PT (I)	30,464,500	189,165
Chandra Asri Petrochemical Tbk PT	8,000	4,083
Charoen Pokphand Indonesia Tbk PT	3,572,920	807,085
Ciputra Development Tbk PT	19,442,500	945,498
Ciputra Surya Tbk PT	1,437,500	127,924
Darma Henwa Tbk PT (I)	20,860,500	244,462
Davomas Abadi Tbk PT (I)	8,435,500	78,095
Delta Dunia Makmur Tbk Pt (I)	101,500	13,918
Elnusa Tbk PT	2,863,500	97,305
Energi Mega Persada Tbk PT (I)	40,739,638	926,265
Gajah Tunggal Tbk PT	2,601,000	906,824
Global Mediacom Tbk PT	10,614,000	1,044,831
Gozco Plantations Tbk PT	4,676,000	213,665
Gudang Garam Tbk PT	952,743	4,862,189
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	5,628,500	989,291
Indika Energy Tbk PT	1,908,000	961,411
Indo Tambangraya Megah PT	72,000	396,585
Indocement Tunggal Prakarsa Tbk PT	118,500	234,114
Indofood Sukses Makmur Tbk PT	6,924,000	4,380,722
International Nickel Indonesia Tbk PT	4,720,000	2,635,334
Intiland Development Tbk PT (I)	3,553,500	135,312
Japfa Comfeed Indonesia Tbk PT	675,500	330,115
Kawasan Industri Jababeka Tbk PT (I)	15,626,500	227,024
Lippo Karawaci Tbk PT	25,745,625	2,050,821
Matahari Putra Prima Tbk PT	3,680,000	577,743
Mayora Indah Tbk PT	500	762
Medco Energi Internasional Tbk PT	3,153,500	960,901
Media Nusantara Citra Tbk PT	6,522,000	741,221
Mitra Adiperkasa Tbk PT	1,203,500	480,106
Mitra International Resources Tbk PT (I)	5,235,500	104,892
Pabrik Kertas Tjiwi Kimia Tbk PT	321,000	100,606
Pakuwon Jati Tbk Pt (I)	98,500	11,543
Panin Financial Tbk PT (I)	30,756,000	652,213
Panin Insurance Tbk PT (I)	1,443,000	106,541
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,000,000	1,420,661
Polychem Indonesia Tbk PT (I)	1,930,000	124,363
Ramayana Lestari Sentosa Tbk PT	4,070,000	405,388
Sampoerna Agro PT	1,330,000	537,611
Samudera Indonesia Tbk PT	74,500	36,659
Selamat Sempurna Tbk PT	1,188,000	162,843
Sentul City Tbk PT (I)	14,266,000	194,150
Summarecon Agung Tbk PT	12,822,500	1,712,626

15

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Indonesia (Continued)	Shares	Value
Suryainti Permata Tbk PT (I)	1,802,000	$18,790
Tambang Batubara Bukit Asam Tbk PT	130,500	324,947
Timah Tbk PT	238,000	72,521
Trias Sentosa Tbk PT	1,000,000	48,039
Trimegah Securities Tbk PT	1,540,500	18,407
Truba Alam Manunggal Engineering PT (I)	19,436,000	152,606
Tunas Baru Lampung Tbk PT	1,536,000	102,518
Tunas Ridean Tbk PT	6,050,000	396,953
Unilever Indonesia Tbk PT	105,000	180,582
United Tractors Tbk PT	129,500	348,976
Wijaya Karya PT	4,669,000	377,666

Israel 0.01%		215,159

Mivtach Shamir Holdings, Ltd.	6,548	215,159

Luxembourg 0.01%		299,447

Brait SA	98,933	246,953
Evraz Group SA, GDR (I)	1,598	52,494

Malaysia 3.39%		78,837,595

Adventa BHD	25,200	17,749
Affin Holdings BHD	847,500	926,234
AirAsia BHD	1,519,200	1,504,332
Al Aqar KPJ	29,082	11,398
Alam Maritim Resources BHD	267,200	91,447
Alliance Financial Group BHD	1,835,600	1,858,128
AMDB BHD (I)	180,000	35,591
AMMB Holdings BHD	3,884,450	8,349,639
Ann Joo Resources BHD	587,100	526,547
APM Automotive Holdings BHD	194,200	335,653
Asas Dunia BHD	94,000	30,600
Asia Pacific Land BHD (I)	282,100	38,423
Bandar Raya Developments BHD	1,147,200	708,723
Berjaya Assets BHD	458,500	166,046
Berjaya Corp. BHD (Kuala Lumpur Exchange)	3,698,200	1,486,847
Berjaya Land BHD	846,900	309,437
Berjaya Media BHD (I)	79,700	14,428
Berjaya Sports Toto BHD	137,400	192,706
BIMB Holdings BHD	746,700	399,459
Bolton BHD	81,500	27,616
Boustead Holdings BHD	797,360	1,536,243
British American Tobacco Malaysia BHD	6,400	99,672
Bursa Malaysia BHD	42,400	107,607
Cahya Mata Sarawak BHD	290,900	229,989
Carlsberg Brewery-Malay BHD	22,000	55,399
CB Industrial Product Holding BHD	12,285	17,498
CIMB Group Holdings BHD	91,800	255,268
Coastal Contracts BHD	183,200	229,430
CSC Steel Holdings BHD	241,400	140,241
Dialog Group BHD	203,800	189,602
DiGi.Com BHD	48,600	460,121
Dijaya Corp. BHD	16,900	6,511
DNP Holdings BHD	529,900	302,768
DRB-Hicom BHD	1,777,900	1,323,350
Eastern & Oriental BHD	1,323,700	655,365
Eastern Pacific Industrial Corp. BHD	155,700	124,145
ECM Libra Financial Group BHD	1,267,910	393,812

16

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Malaysia (Continued)	Shares	Value
Encorp BHD	114,800	$27,811
EON Capital BHD	633,500	1,590,888
Esso Malaysia BHD	110,500	186,477
Evergreen Fibreboard BHD	570,300	221,320
Faber Group BHD	287,400	201,455
Fraser & Neave Holdings BHD	5,200	33,476
Gamuda BHD	147,100	185,689
Genting BHD	191,500	699,908
Globetronics Technology BHD	172,980	58,666
Glomac BHD	205,700	119,579
Goldis BHD	335,625	208,459
Green Packet BHD (I)	127,800	31,035
Guocoland Malaysia BHD	37,100	14,666
Hap Seng Consolidated BHD	676,700	1,159,899
Hap Seng Plantations Holdings BHD	477,800	433,310
Hartalega Holdings BHD	36,000	67,207
Hong Leong Bank BHD	1,000	4,086
Hong Leong Credit BHD	490,900	1,940,744
Hong Leong Industries BHD	82,950	109,119
Hunza Properties BHD	102,400	56,124
Hwang-DBS Malaysia BHD (I)	69,400	58,095
IGB Corp. BHD	1,710,940	1,216,266
IJM Corp. BHD	2,707,180	5,529,816
IJM Land BHD	437,700	421,667
IJM Plantations BHD	27,200	25,660
Insas BHD (I)	478,504	83,461
Integrated Logistics BHD	175,560	54,805
Integrax BHD	74,400	36,833
IOI Corp. BHD	187,700	330,200
Jaks Resources BHD (I)	413,200	89,136
Jaya Tiasa Holdings BHD	56,700	126,779
Jerneh Asia BHD	59,200	62,336
K&N Kenanga Holdings BHD	154,200	42,220
Karambunai Corp. BHD (I)	1,224,300	83,389
Keck Seng BHD	371,550	538,126
Kencana Petroleum BHD	40,000	37,072
KFC Holdings Malaysia BHD	8,000	10,666
Kian Joo Can Factory BHD	332,000	222,637
Kim Loong Resources BHD	37,800	26,243
Kinsteel BHD	706,200	170,079
KLCC Property Holdings BHD	1,014,500	1,081,406
KNM Group BHD	1,300,625	920,344
KPJ Healthcare BHD	19,600	27,249
KSL Holdings BHD	210,966	126,149
Kuala Lumpur Kepong BHD	58,530	427,266
KUB Malaysia BHD	592,900	141,862
Kulim Malaysia BHD	1,318,800	1,612,392
Kumpulan Fima BHD	93,300	50,521
Kumpulan Hartanah Selangor BHD (I)	410,900	46,413
Kumpulan Perangsang Selangor BHD	164,000	58,838
Landmarks BHD	819,100	413,608
LBS Bina Group BHD	210,000	43,253
Leader Universal Holdings BHD	490,700	134,481
Lingui Development BHD	2,200	1,406
Lion Corp. BHD (I)	812,793	72,902
Lion Diversified Holdings BHD	863,200	106,102
Lion Forest Industries BHD	136,500	70,224

17

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Malaysia (Continued)	Shares	Value
Lion Industries Corp. BHD	1,413,000	$741,772
MAA Holdings BHD (I)	139,500	58,874
Malayan Banking BHD	86,600	256,334
Malaysian Airline System BHD (I)	101,600	46,580
Malaysian Bulk Carriers BHD	91,200	69,035
Maxis BHD	280,400	504,675
MBM Resources BHD	75,500	76,305
Media Prima BHD	90,000	86,403
Mega First Corp. BHD	193,700	109,403
Melewar Industrial Group BHD	62,200	16,822
Metro Kajang Holdings BHD	103,510	58,110
MISC BHD	609,650	1,399,541
MK Land Holdings BHD (I)	894,300	114,378
MMC Corp. BHD	1,678,200	1,555,982
MNRB Holdings BHD (I)	18,000	16,503
Muhibbah Engineering M BHD	859,000	485,120
Mulpha International BHD (I)	4,066,000	695,773
Naim Holdings BHD	228,400	188,193
NCB Holdings BHD	29,600	38,140
Nylex Malaysia BHD (I)	57,244	11,505
Oriental Holdings BHD	513,920	886,012
OSK Holdings BHD	1,295,625	731,816
OSK Property Holdings BHD	80,236	23,210
OSK Ventures International BHD (I)	157,045	18,197
Panasonic Manufacturing Malaysia BHD	8,100	64,116
Paramount Corp. BHD	24,400	47,643
Parkson Holdings BHD	47,200	90,310
Pelikan International Corp. BHD	415,200	139,307
Perisai Petroleum Teknologi BHD (I)	233,300	58,515
Perwaja Holdings BHD (I)	10,600	2,849
Petronas Dagangan BHD	39,800	215,499
PJ Development Holdings BHD	297,900	74,237
PPB Group BHD	910,900	5,265,256
Press Metal BHD	170,300	141,248
Protasco BHD	141,500	49,356
Proton Holdings BHD	636,200	731,218
QL Resources BHD	83,800	91,305
QSR Brands BHD	83,100	164,241
Ranhill BHD	561,000	136,045
RCE Capital BHD	327,700	54,972
Resorts World BHD	3,357,900	4,028,871
RHB Capital BHD	949,010	2,906,815
SapuraCrest Petroleum BHD	66,200	85,765
Scomi Group BHD (I)	2,062,900	198,741
Scomi Marine BHD	128,700	22,659
Selangor Dredging BHD	328,000	82,825
Selangor Properties BHD	18,300	23,586
Shangri-La Hotels BHD	24,100	20,816
Shell Refining Company Federation of Malaya BHD	150,600	540,286
SHL Consolidated BHD	185,100	81,775
Sime Darby BHD	78,000	238,115
Sino Hua-An International BHD	659,200	73,361
SP Setia BHD	109,200	147,272
Sunway City BHD	519,300	871,128
Sunway Holdings, Inc. BHD	370,700	316,462
Suria Capital Holdings BHD	286,100	175,822
TA Ann Holdings BHD	295,320	651,483

18

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Malaysia (Continued)	Shares	Value
TA Enterprise BHD	2,443,400	$572,291
TA Global BHD	1,466,040	177,758
Talam Corp. BHD (I)	1,080,000	28,717
Tanjung Offshore BHD (I)	159,900	58,427
TDM BHD	316,483	299,424
Tebrau Teguh BHD (I)	548,034	140,219
TH Plantations BHD (I)	2,500	1,684
Time.com BHD (I)	3,067,100	856,044
Top Glove Corp. BHD	14,100	24,356
Tradewinds Corp. BHD	660,000	210,490
Tradewinds Malaysia BHD	148,300	459,729
TSH Resources BHD	72,300	74,451
UEM Land Holdings BHD (I)	660,866	612,535
Unico-Desa Plantations BHD	149,600	51,185
Unisem M BHD	894,920	481,711
United Malacca BHD	147,850	338,810
VS Industry BHD	166,897	98,098
Wah Seong Corp. BHD	213,200	162,887
WTK Holdings BHD	477,500	293,514
YNH Property BHD	881,196	591,574
YTL Cement BHD	53,800	96,525
YTL Corp. BHD	4,078,500	2,140,892
Zelan BHD (I)	600,800	77,848

Mexico 5.21%		121,098,748

Alfa SAB de CV	650,420	9,403,459
Alsea SAB de CV	483,850	527,471
Axtel SAB de CV (I)	1,028,937	559,960
Bolsa Mexicana de Valores SAB de CV	731,140	1,537,178
Carso Infraestructura y Construccion SAB de CV (I)	1,270,680	780,570
Cemex SAB de CV, SADR (I)(L)	2,002,476	17,241,318
Coca-Cola Femsa SAB de CV, SADR	43,421	3,773,719
Coca-Cola Femsa SAB de CV, Series L	73,868	642,942
Consorcio ARA SAB de CV	1,847,685	1,023,117
Controladora Comercial Mexicana SAB De CV (I)	1,190,210	2,022,471
Corporacion GEO SAB de CV (I)	842,752	1,999,330
Desarrolladora Homex SAB de CV (I)	235,000	935,080
Desarrolladora Homex SAB de CV, ADR (I)(L)	29,608	711,480
Dine SAB DE CV (I)	103,700	44,950
Embotelladoras Arca SAB de CV	1,114,481	6,843,287
Empresas ICA SAB de CV (I)	25,600	63,059
Empresas ICA SAB de CV, ADR (I)(L)	326,441	3,208,915
Fomento Economico Mexicano SAB de CV, ADR (L)	248,723	15,403,415
Genomma Lab Internacional SA de CV (I)	3,200	8,251
GMD Resorts SAB de CV (I)	69,300	23,983
Gruma SAB de CV, Class B (I)	526,074	939,906
Gruma SAB de CV, SADR (I)	14,776	105,057
Grupo Aeroportuario del Centro Norte SAB de CV	334,400	752,241
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (L)	14,736	262,301
Grupo Aeroportuario del Pacifico SAB de CV, ADR (L)	119,006	4,859,015
Grupo Aeroportuario del Sureste SAB de CV, ADR (L)	59,550	3,579,551
Grupo Aeroportuario del Sureste SAB de CV, Class B	27,200	162,969
Grupo Carso SAB de CV	1,533,145	5,438,566
Grupo Cementos de Chihuahua SAB de CV (I)	57,000	215,957
Grupo Famsa SAB de CV (I)	543,338	996,605
Grupo Financiero Banorte SAB de CV	2,782,670	12,940,692
Grupo Financiero Inbursa SA	40,100	208,861

19

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Mexico (Continued)	Shares	Value
Grupo Gigante SAB de CV	168,900	$358,025
Grupo Industrial Maseca SAB de CV	2,600	2,477
Grupo Industrial Saltillo SAB de CV (I)	100,600	134,040
Grupo Kuo SAB de CV	164,700	284,997
Grupo Mexicano de Desarrollo SAB de CV (I)	69,300	47,967
Grupo Simec SAB de CV (I)	333,600	895,046
Industrias Bachoco SAB de CV - Series B	24,800	53,643
Industrias Bachoco SAB de CV, ADR	2,203	56,926
Industrias CH SAB de CV (I)	437,160	1,592,733
Industrias Penoles SAB de CV	5,590	217,859
Inmuebles Carso SAB de CV, Class B1 (I)	1,533,145	1,598,408
Kimberly-Clark de Mexico SAB de CV	2,600	15,207
Maxcom Telecomunicaciones SAB de CV (I)	105,143	43,666
Minera Frisco SAB de CV, Class A1 (I)	1,533,145	6,390,978
Organizacion Soriana SAB de CV	2,848,359	8,871,857
Qualitas Compania de Seguros SA de CV	364,900	324,868
Sare Holding SAB de CV, Class B (I)	595,900	147,970
Telefonos de Mexico SAB de CV, SADR	25,335	452,483
Urbi Desarrollos Urbanos SAB de CV (I)	1,101,900	2,298,565
Wal-Mart de Mexico SAB de CV	31,400	95,357

Netherlands 0.01%		114,048

Vimpelcom, Ltd., ADR	8,100	114,048

Peru 0.01%		144,250

Credicorp, Ltd., ADR	1,423	144,250

Philippines 0.71%		16,578,109

Alsons Consolidated Resources, Inc.	629,000	19,783
Atlas Consolidated Mining & Development (I)	131,100	53,746
Ayala Land, Inc.	536,700	188,863
Banco de Oro Unibank, Inc.	709,370	960,752
Bank of the Philippine Islands	5,640	7,259
Belle Corp. (I)	541,000	70,837
China Banking Corp.	19,518	190,284
DMCI Holdings, Inc.	259,400	241,932
Empire East Land Holdings, Inc. (I)	5,890,000	95,329
Energy Development Corp. (I)	800,000	125,772
Filinvest Development Corp.	404,000	46,904
Filinvest Land, Inc.	29,242,750	833,474
First Philippine Holdings Corp.	546,800	794,210
International Container Terminal Services, Inc.	81,600	94,785
JG Summit Holdings Inc.	33,600	20,797
Jollibee Foods Corp.	90,770	178,690
Lopez Holdings Corp. (I)	4,119,000	622,357
Megaworld Corp.	23,809,000	1,164,519
Metropolitan Bank & Trust Company	2,784,259	4,448,546
Pepsi-Cola Products Philippines, Inc.	1,098,000	59,662
Philippine Long Distance Telephone Company	7,590	411,485
Philippine National Bank (I)	732,400	1,034,564
Rizal Commercial Banking Corp.	553,700	345,623
Robinsons Land Corp.	5,175,750	1,497,932
Security Bank Corp.	197,018	425,258
Semirara Mining Corp.	26,620	131,309
SM Development Corp.	176,700	37,629
SM Investments Corp.	4,420	55,413

20

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Philippines (Continued)	Shares	Value
Union Bank of Philippines	416,700	$577,971
Universal Robina Corp.	1,120,400	1,138,471
Vista Land & Lifescapes, Inc.	9,526,000	703,953

Poland 1.86%		43,288,139

Agora SA	92,656	685,829
Amica SA	4,543	75,132
Asseco Poland SA PDA	133,906	2,587,402
ATM SA	1,309	5,326
Bank BPH SA (I)	23,715	573,760
Bank Handlowy w Warszawie SA	33,968	1,199,396
Bank Millennium SA	1,003,735	2,044,666
Bioton SA (I)	6,393,772	373,198
Bomi SA (I)	24,339	63,896
Ciech SA (I)	78,117	751,483
Comarch SA (I)	2,909	98,895
Dom Maklerski IDM SA (I)	306,873	323,883
Echo Investment SA (I)	619,495	1,206,959
Emperia Holding SA	4,908	196,545
Enea SA	63,684	457,766
Eurocash SA	3,943	41,700
Fabryki Mebli Forte SA	23,417	101,673
Firma Oponiarska Debica SA	7,943	172,131
Gant Development SA (I)	26,941	116,720
Grupa Kety SA	23,777	1,143,741
Grupa Lotos SA (I)	135,079	2,309,877
Hydrobudowa Polska SA (I)	13,528	11,384
Impexmetal SA	161,596	317,981
Kopex SA (I)	75,475	621,168
Kredyt Bank SA	62,243	404,004
LC Corp. SA (I)	425,367	242,780
LPP SA	40	34,387
MCI Management SA (I)	26,839	77,283
MNI SAMNI SA (I)	38,291	45,138
Mondi Swiecie SA (I)	395	12,804
Mostostal-Export SA (I)	22,387	12,093
Netia SA (I)	469,271	984,543
Orbis SA (I)	61,821	867,461
Pekaes SA	6,381	20,557
Pfleiderer Grajewo SA (I)	6,153	39,263
Pol-Aqua SA (I)	4,966	30,767
Polimex-Mostostal SA	505,319	570,669
Polnord SA	21,527	224,582
Polska Grupa Energetyczna SA	800,447	7,197,635
Polska Grupa Farmaceutyczna SA	8,974	172,761
Polski Koncern Naftowy Orlen SA (I)	666,021	13,179,250
Powszechna Kasa Oszczednosci Bank Polski SA	35,081	562,795
Sygnity SA (I)	28,494	265,092
Synthos SA	1,196,858	2,360,844
TVN SA	8,664	53,795
Zaklady Azotowe Pulawy SA	5,593	261,159
Zaklady Azotowe w Tarnowie-Moscicach SA (I)	13,390	187,966

Russia 5.22%		121,301,284

Gazprom OAO, SADR	3,627,778	53,509,726
Gazprom OAO, SADR (London Exchange)	3,242,642	47,979,139
Lukoil OAO, ADR	288,612	18,669,463

21

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Russia (Continued)	Shares	Value
MMC Norilsk Nickel OJSC, ADR	16,732	$419,471
Novolipetsk Steel OJSC, ADR	1,992	72,708
Rosneft Oil Company, GDR (London Exchange) (I)	27,180	235,320
Surgutneftegaz, SADR	28,932	277,695
Uralkali, GDR	2,167	92,704
VTB Bank OJSC, GDR	7,291	45,058

South Africa 8.15%		189,614,197

ABSA Group, Ltd.	700,404	14,129,277
Adcorp Holdings, Ltd.	83,592	338,674
Aeci, Ltd.	182,131	2,348,603
Afgri, Ltd.	756,928	739,507
African Bank Investments, Ltd.	837,075	4,389,720
Allied Electronics Corp., Ltd.	105,838	413,523
AngloGold Ashanti, Ltd., SADR	18,005	827,510
Argent Industrial, Ltd.	106,615	131,504
Aveng, Ltd.	760,240	3,991,610
Avusa, Ltd.	77,052	258,669
Barloworld, Ltd.	470,120	5,023,672
Basil Read Holdings, Ltd.	164,211	308,813
Bell Equipment, Ltd. (I)	83,308	187,178
Blue Label Telecoms, Ltd.	174,483	141,167
Business Connexion Group, Ltd.	125,086	89,877
Cadiz Holdings, Ltd.	77,052	32,811
Capitec Bank Holdings, Ltd.	432	12,003
Caxton & CTP Publishers & Printers, Ltd.	251,225	558,033
Ceramic Industries, Ltd.	1,781	37,030
Cipla Medpro South Africa, Ltd.	777,522	784,349
DataTec, Ltd.	423,074	2,501,134
Distribution And Warehousing Network, Ltd. (I)	10,512	10,185
DRDGOLD, Ltd.	353,670	191,700
Eqstra Holdings, Ltd. (I)	292,995	275,269
Esorfranki, Ltd.	180,540	49,118
Gijima Group Ltd.	297,567	26,685
Gold Fields, Ltd., ADR	1,756,418	28,875,512
Gold Reef Resorts, Ltd.	77,615	187,283
Grindrod, Ltd.	795,694	1,672,365
Group Five, Ltd.	169,328	747,319
Harmony Gold Mining Company, Ltd., ADR (L)	905,354	12,593,474
Hulamin, Ltd. (I)	227,519	247,172
Iliad Africa, Ltd.	288,559	291,756
Imperial Holdings, Ltd.	219,928	3,774,027
Investec, Ltd.	487,037	4,106,976
JD Group, Ltd.	357,336	2,317,979
Kap International Holdings, Ltd.	90,584	34,085
Keaton Energy Holdings, Ltd. (I)	23,640	11,110
Kumba Iron Ore, Ltd.	3,704	253,502
Lewis Group, Ltd.	224,300	2,664,373
Liberty Holdings, Ltd.	190,038	2,040,012
Life Healthcare Group Holdings, Ltd.	218,165	537,975
Merafe Resources, Ltd.	3,976,446	726,033
Metair Investments, Ltd.	168,118	355,488
Metorex, Ltd. (I)	1,603,864	1,686,754
Mittal Steel South Africa, Ltd.	376,830	4,536,311
MMI Holdings, Ltd.	1,462,236	3,786,921
Mondi, Ltd.	328,339	3,226,609
Mr Price Group, Ltd.	11,836	111,586

22

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

South Africa (Continued)	Shares	Value
Murray & Roberts Holdings, Ltd.	18,751	$77,566
Mustek, Ltd.	29,272	22,005
Mvelaphanda Group, Ltd. (I)	942,413	442,020
Mvelaserve, Ltd. (I)	221,612	379,603
Nampak, Ltd.	494,663	1,616,246
Naspers, Ltd., SADR	10,939	652,975
Nedbank Group, Ltd.	333,641	7,323,115
Netcare, Ltd.	40,887	86,039
Northam Platinum, Ltd.	225,205	1,525,198
Nu-World Holdings, Ltd.	9,429	26,721
Omnia Holdings, Ltd. (I)	124,974	1,450,824
Peregrine Holdings, Ltd.	219,538	362,067
Petmin, Ltd.	283,328	119,118
Pick'n Pay Stores, Ltd.	6,140	39,197
Pioneer Foods, Ltd.	22,647	196,878
PSG Group, Ltd.	176,627	1,290,166
Raubex Group, Ltd.	295,274	800,590
Sanlam, Ltd.	4,143,508	16,956,798
Sappi, Ltd. (I)	717,635	3,846,098
Sappi, Ltd., SADR (I)	441,134	2,351,244
Sentula Mining, Ltd. (I)	708,459	298,755
Shoprite Holdings, Ltd.	9,550	139,968
Simmer and Jack Mines, Ltd. (I)	2,217,691	220,942
Standard Bank Group, Ltd.	1,406,859	21,237,540
Stefanutti Stocks Holdings, Ltd.	55,487	103,708
Steinhoff International Holdings, Ltd. (I)	2,562,402	9,154,739
Super Group, Ltd. (I)	5,675,917	683,741
Telkom SA, Ltd.	581,804	3,113,156
The Foschini Group, Ltd.	4,227	54,157
The Spar Group, Ltd.	9,869	134,571
Tiger Brands, Ltd.	5,322	148,630
Tiger Wheels, Ltd. (I)	14,267	0
Trans Hex Group, Ltd. (I)	25,075	12,154
Trencor, Ltd.	230,266	1,251,883
Truworths International, Ltd.	21,104	224,486
Value Group, Ltd.	267,946	161,318
Vodacom Group, Ltd.	15,844	194,404
Woolworths Holdings, Ltd.	38,202	167,148
Zeder Investments, Ltd.	451,653	166,186

South Korea 14.75%		343,025,106

Aekyung Petrochemical Company, Ltd.	7,270	397,794
Amorepacific Corp.	166	198,005
Artone Paper Manufacturing Company, Ltd. (I)	3,004	5,234
Asia Cement Company, Ltd.	5,510	235,789
Asia Paper Manufacturing Company, Ltd.	2,000	16,561
Asiana Airlines, Inc. (I)	14,070	121,163
BNG Steel Company, Ltd. (I)	15,790	277,782
Boryung Pharmaceutical Company, Ltd.	8,354	165,597
BS Financial Group, Inc. (I)	249,440	3,605,860
Byucksan Engineering & Construction Company, Ltd. (I)	6,140	6,897
Capro Corp.	3,040	90,549
Charm Engineering Company, Ltd.	19,130	61,956
Cheil Industries, Inc.	4,106	526,641
Cheil Worldwide, Inc.	1,180	17,359
Chin Hung International, Inc. (I)	397,895	138,596
Chokwang Leather Company, Ltd.	2,300	21,529

23

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

South Korea (Continued)	Shares	Value
Chong Kun Dang Pharm Corp.	16,740	$409,670
Choongwae Pharma Corp.	12,111	150,477
Chosun Refractories Company, Ltd.	1,489	86,232
CJ CheilJedang Corp.	9,225	2,060,470
CJ Corp.	32,407	2,278,639
CJ E&M Corp. (I)	11,233	490,619
Crown Confectionery Company, Ltd.	442	51,585
D.I. Corp	8,700	14,595
Dae Chang Industrial Company, Ltd.	105,580	193,443
Dae Dong Industrial Company, Ltd.	25,600	101,833
Dae Han Flour Mills Company, Ltd.	2,254	326,059
Dae Won Kang Up Company, Ltd.	53,489	298,290
Dae-Il Corp.	20,210	169,015
Daeduck Electronics Company, Ltd.	58,880	582,245
Daeduck GDS Company, Ltd.	32,980	283,613
Daegu Bank	209,680	3,011,667
Daehan Steel Company, Ltd.	20,010	154,224
Daehan Synthetic Fiber Company, Ltd.	755	73,863
Daekyo Company, Ltd.	62,070	300,516
Daelim Industrial Company, Ltd.	62,103	6,125,088
Daesang Corp.	40,920	379,817
Daesang Holdings Company, Ltd.	20,610	67,459
Daesung Group Holdings Company, Ltd.	1,019	54,842
Daesung Holdings Company, Ltd.	15,056	122,691
Daesung Industrial Company, Ltd.	2,003	48,749
Daewon Pharmaceutical Company, Ltd.	7,450	44,177
Daewoo Engineering & Construction Company, Ltd.	198,010	1,865,688
Daewoo International Corp.	2,890	105,096
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	75,405	3,109,896
Daewoong Company, Ltd.	620	9,166
Daishin Securities Company, Ltd.	82,560	1,054,403
Daiyang Metal Company, Ltd. (I)	6,490	8,261
Daou Technology, Inc.	52,350	370,721
DCM Corp.	5,310	77,096
Digital Power Communications Company, Ltd.	14,000	22,172
Dong Ah Tire & Rubber Company, Ltd.	14,930	122,055
Dong Wha Pharmaceutical Company, Ltd.	37,210	162,681
Dong-Il Corp.	2,373	138,583
Dongbang Transport Logistics Company, Ltd.	5,650	16,174
Dongbu Corp.	16,730	97,754
Dongbu HiTek Company, Ltd. (I)	44,480	531,960
Dongbu Insurance Company, Ltd.	670	31,920
Dongbu Securities Company, Ltd.	37,619	183,635
Dongbu Steel Company, Ltd.	41,073	318,882
Dongil Industries Company, Ltd.	2,532	166,821
Dongil Paper Manufacturing Company, Ltd.	13,000	18,939
Dongil Rubber Belt Company, Ltd.	26,968	141,385
Dongkuk Steel Mill Company, Ltd.	69,340	2,556,545
Dongwon F&B Company, Ltd.	2,185	88,653
Dongwon Industries Company, Ltd.	99	18,295
Dongyang Engineering & Construction Corp.	1,469	9,325
Dongyang Mechatronics Corp.	3,000	50,496
Doosan Industrial Development Company, Ltd.	64,178	262,060
Doosan Infracore Company, Ltd. (I)	8,110	184,754
DuzonBlzon Company, Ltd. (I)	2,990	24,919
Eagon Industries Company, Ltd. (I)	480	3,032
Eugene Investment & Securities Company, Ltd. (I)	761,320	370,489

24

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

South Korea (Continued)	Shares	Value
F&F Company, Ltd.	5,100	$39,181
FCB Twelve Company, Ltd.	135	10,560
Fursys, Inc.	2,060	51,024
Gaon Cable Company, Ltd.	2,496	44,405
Global & Yuasa Battery Company, Ltd.	11,350	479,827
Golden Bridge Investment & Securities Company, Ltd.	47,060	74,193
Grand Korea Leisure Company, Ltd.	2,000	31,733
Green Cross Corp.	452	61,592
GS Engineering & Construction Corp.	27,346	2,927,790
GS Holdings Corp.	118,506	10,185,749
Gwangju Shinsegae Company, Ltd.	981	172,687
Hae In Corp.	3,286	18,639
Halla Climate Control Corp.	650	13,598
Halla Engineering & Construction Corp.	26,571	460,113
Han Kuk Carbon Company, Ltd.	36,610	220,936
Hana Financial Group, Inc.	417,370	14,948,634
Handok Pharmaceuticals Company, Ltd.	1,000	11,528
Handsome Company, Ltd.	30,148	745,073
Hanil Cement Manufacturing Company, Ltd.	8,549	401,895
Hanil Construction Company, Ltd. (I)	700	2,029
Hanil E-Wha Company, Ltd.	17,760	208,265
Hanjin Heavy Industries & Construction Company, Ltd.	67,029	2,137,047
Hanjin Heavy Industries & Construction Holdings Company, Ltd.	23,700	242,223
Hanjin Shipping Company, Ltd.	21,932	522,043
Hanjin Transportation Company, Ltd.	16,660	403,642
Hankook Cosmetices Manufacturing Company, Ltd.	1,386	5,779
Hankook Cosmetics Company, Ltd. (I)	4,914	10,747
Hankook Shell Oil Company, Ltd.	51	9,920
Hankuk Glass Industries, Inc.	1,820	51,242
Hankuk Paper Manufacturing Company, Ltd.	5,180	87,699
Hanmi Pharm Company, Ltd.	3,937	102,560
Hanshin Construction Company, Ltd.	3,010	26,520
Hansol CSN Company, Ltd.	62,840	74,770
Hansol Homedeco Company, Ltd. (I)	45,930	46,578
Hansol Paper Company, Inc.	74,620	502,415
Hanwha Chemical Corp.	115,780	5,276,338
Hanwha Securities Company, Ltd.	105,821	605,731
Hanwha Timeworld Company, Ltd.	3,640	75,894
Hanyang Securities Company, Ltd.	15,390	107,978
Heung-A Shipping Company, Ltd.	51,105	43,556
Hite Brewery Company, Ltd.	4,181	457,808
Hite Holdings Company, Ltd.	12,240	174,342
HMC Investment Securities Company, Ltd. (I)	32,450	623,974
Honam Petrochemical Corp.	1,564	575,735
HS R&A Company, Ltd.	5,860	120,219
Huchems Fine Chemical Corp.	3,190	68,618
Husteel Company, Ltd.	7,730	149,232
Hwa Shin Company, Ltd.	210	3,927
Hwacheon Machine Tool Company, Ltd.	730	43,368
HwaSung Industrial Company, Ltd. (I)	3,530	11,731
Hyosung Corp.	26,891	2,026,059
Hyundai Cement Company, Ltd.	2,370	13,890
Hyundai Development Company	119,225	3,142,022
Hyundai DSF Company, Ltd.	10,060	130,241
Hyundai Elevator Company, Ltd.	5,134	491,742
Hyundai Engineering & Construction Company, Ltd.	2,147	167,746
Hyundai Glovis Company, Ltd.	831	120,075

25

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

South Korea (Continued)	Shares	Value
Hyundai H & S Company, Ltd.	9,480	$120,920
Hyundai Heavy Industries Company, Ltd.	2,844	1,334,421
Hyundai Hysco Company, Ltd.	41,680	1,989,463
Hyundai Mipo Dockyard Company, Ltd.	14,146	2,320,964
Hyundai Mobis	4,594	1,617,623
Hyundai Motor Company, Ltd.	143,884	33,788,856
Hyundai Pharmaceutical Industrial Company, Ltd.	9,400	11,510
Hyundai Securities Company, Ltd.	255,827	2,914,235
Hyundai Steel Company	48,430	5,356,023
Il Dong Pharmaceutical Company, Ltd.	22,600	157,845
Iljin Display Company, Ltd. (I)	2,310	22,747
Iljin Electric Company, Ltd.	33,420	231,998
Iljin Holdings Company, Ltd.	23,248	71,923
Ilshin Spinning Company, Ltd.	1,370	150,147
Ilsung Pharmaceutical Company, Ltd.	1,886	133,283
Industrial Bank of Korea	355,040	6,263,402
Inzi Controls Company, Ltd.	6,490	36,939
IS Dongseo Company, Ltd.	13,050	329,845
ISU Chemical Company, Ltd.	17,700	442,507
Isupetasys Company, Ltd.	51,990	209,432
Jahwa Electronics Company, Ltd.	18,810	98,207
Jeil Mutual Savings Bank (I)	1,850	4,148
Jeil Pharmaceutical Company	10,190	110,320
Jeonbuk Bank, Ltd.	81,032	412,739
Jinro, Ltd.	50	1,670
Joongang Construction Company, Ltd. (I)	2,700	2,579
Kangwon Land, Inc.	7,280	176,686
KB Financial Group, Inc.	5,793	277,165
KB Financial Group, Inc., ADR (L)	578,968	27,738,357
KC Green Holdings Company, Ltd.	14,780	43,872
KC Tech Company, Ltd.	13,521	91,893
KCC Corp.	10,408	3,077,217
KCTC	1,100	15,355
Keangnam Enterprises, Ltd. (I)	16,288	176,057
KEPCO Engineering & Construction Company, Inc.	131	7,299
Keyang Electric Machinery Company, Ltd.	34,010	90,505
KG Chemical Corp.	13,120	100,599
Kia Motors Corp.	4,736	333,498
KIC, Ltd. (I)	6,540	20,690
KISCO Corp.	7,076	198,390
KISCO Holdings Company, Ltd.	1,771	60,064
Kishin Corp.	36,006	193,821
KISWIRE, Ltd.	10,179	417,726
Kolon Corp.	7,040	176,300
Kolon Engineering & Construction Company, Ltd.	33,760	118,637
Korea Airport Service Company, Ltd.	3,760	140,181
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	23,911
Korea Circuit Company, Ltd. (I)	10,520	64,574
Korea Development Corp. (I)	24,985	83,715
Korea Development Financing Corp.	2,940	51,391
Korea Electric Terminal Company, Ltd.	8,690	164,662
Korea Exchange Bank	550,190	4,756,863
Korea Express Company, Ltd. (I)	14,564	1,263,961
Korea Flange Company, Ltd.	5,690	108,047
Korea Green Paper Manufacturing Company, Ltd. (I)	2,524	3,894
Korea Investment Holdings Company, Ltd.	74,357	2,337,022
Korea Line Corp. (I)	22,715	121,257

26

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

South Korea (Continued)	Shares	Value
Korea Mutual Savings Bank (I)	1,019	$6,467
Korean Petrochemical Industrial Company, Ltd.	4,131	547,946
Korean Reinsurance Company, Ltd.	760	8,891
KP Chemical Corp.	14,370	381,427
KPX Chemcial Company, Ltd.	2,618	137,711
KTB Network Corp. (I)	101,030	334,769
Kukdo Chemical Company, Ltd.	3,388	207,127
Kumho Electric Company, Ltd.	6,620	169,179
Kumho Industrial Company, Ltd. (I)	8,211	57,929
Kumho Investment Bank	99,870	44,408
Kumkang Industrial Company, Ltd.	1,400	15,520
Kunsul Chemical Industrial Company, Ltd.	3,660	50,236
Kwang Dong Pharmaceutical Company, Ltd.	78,330	219,839
Kyeryong Construction Industrial Company, Ltd.	11,120	136,202
Kyobo Securities Company, Ltd.	35,708	216,417
Kyung Nong Corp.	11,060	34,167
Kyung-in Synthetic Corp.	37,370	123,778
Kyungbang, Ltd.	1,052	134,563
Lee Ku Industrial Company, Ltd.	8,740	17,000
LG Chem, Ltd.	2,468	1,226,969
LG Display Company, Ltd., ADR (L)	831,750	13,815,368
LG Electronics, Inc.	194,009	17,531,845
LG Hausys, Ltd.	1,197	81,095
LG Household & Health Care, Ltd.	890	364,254
LG Uplus Corp.	492,750	2,629,298
Livart Furniture Company, Ltd.	4,180	30,359
Lotte Chilsung Beverage Company, Ltd.	1,318	1,414,985
Lotte Confectionery Company, Ltd.	1,277	1,916,588
Lotte Midopa Company, Ltd.	34,850	542,518
Lotte Samkang Company, Ltd.	1,523	490,185
Lotte Shopping Company, Ltd.	21,999	10,218,145
LS Industrial Systems Company, Ltd.	23	1,722
Manho Rope & Wire, Ltd.	1,400	22,085
Meritz Securities Company, Ltd.	343,593	285,098
Mi Chang Oil Industrial Company, Ltd.	724	32,463
Mirae Asset Securities Company, Ltd.	11,630	439,052
Moorim P&P Company, Ltd.	28,480	173,154
Moorim Paper Company, Ltd.	42,600	122,291
Motonic Corp.	17,805	158,695
Namkwang Engineering & Construction Company, Ltd. (I)	43,700	80,949
Namyang Dairy Products Company, Ltd.	919	642,145
National Information & Credit Evaluation, Inc.	297	16,242
NCSoft Corp.	1,504	394,459
Nexen Corp.	2,328	158,761
Nexen Tire Corp.	2,750	48,586
NH Investment & Securities Company, Ltd.	53,560	353,133
NHN Corp. (I)	1,139	202,949
Nice Information Service Company, Ltd.	377	10,103
NK Company, Ltd.	16,960	77,675
Nong Shim Company, Ltd.	5,631	1,312,899
Nong Shim Holdings Company, Ltd.	3,444	202,486
OCI Company, Ltd.	1,392	637,921
Orion Corp.	456	195,560
Ottogi Corp.	2,691	325,575
Pacific Corp.	6,067	1,198,772
Pang Rim Company, Ltd.	950	10,253
PaperCorea, Inc. (I)	104,700	57,685

27

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

South Korea (Continued)	Shares	Value
Poonglim Industrial Company, Ltd. (I)	5,520	$7,947
Poongsan Corp.	27,049	968,860
Poongsan Holdings Corp.	7,510	218,828
POSCO	4,550	1,851,321
POSCO, ADR	54,889	5,599,776
POSCO Coated & Color Steel Company, Ltd.	4,270	109,025
Pulmuone Company, Ltd.	1,122	35,536
Pumyang Construction Company, Ltd.	2,342	5,197
Pusan City Gas Company, Ltd.	8,930	160,096
S&T Daewoo Company, Ltd.	12,150	321,291
S&T Dynamics Company, Ltd.	35,829	534,327
S&T Holdings Company, Ltd.	10,110	128,021
S-Oil Corp.	1,548	218,664
S1 Corp.	3,078	142,713
Saehan Media Company, Ltd. (I)	6,266	41,844
Saeron Automotive Corp.	22,270	96,982
Sajo Industries Company, Ltd.	300	15,262
Sajodaerim Corp. (I)	2,420	47,076
Sam Lip General Foods Company, Ltd.	3,850	48,415
Sam Young Electronics Company, Ltd.	17,300	189,563
Sam Yung Trading Company, Ltd.	4,666	25,727
Sambu Construction Company, Ltd.	8,859	104,668
Samho International Company, Ltd. (I)	6,780	15,792
Samick Musical Instruments Company, Ltd.	59,990	72,907
Samick THK Company, Ltd.	7,060	68,815
Samjin Pharmaceutical Company, Ltd.	14,550	106,657
Samsung Corp.	132,369	9,914,933
Samsung Electronics Company, Ltd.	1,651	1,383,907
Samsung Engineering Company, Ltd.	2,450	562,268
Samsung Heavy Industries Company, Ltd.	8,460	361,259
Samsung SDI Company, Ltd.	52,136	8,550,091
Samsung Techwin Company, Ltd.	4,638	344,687
Samwhan Corp.	15,100	96,936
Samyang Corp.	10,789	956,041
Samyang Foods Company, Ltd.	130	3,435
Samyang Genex Company, Ltd.	2,837	165,520
Samyang Tongsang Company, Ltd.	690	14,059
Savezone I&C Corp. (I)	16,880	33,613
SBS Media Holdings Company, Ltd.	66,090	164,586
Seah Besteel Corp.	18,210	922,200
SeAH Holdings Corp.	1,403	176,489
SeAH Steel Corp.	4,144	337,964
Sebang Company, Ltd.	19,040	293,522
Sejong Industrial Company, Ltd.	8,680	158,075
Seowon Company, Ltd.	38,840	117,472
SGWICUS Corp. (I)	48,000	16,974
SH Chemical Company, Ltd. (I)	31,743	8,701
Shin Poong Pharmaceutical Company, Ltd.	19,360	63,637
Shinhan Engineering & Construction Company, Ltd. (I)	3,177	13,425
Shinhan Financial Group Company, Ltd., SADR (L)	254,807	22,973,399
Shinhan Financial Group Company, Ltd.	80,650	3,636,681
Shinsegae Engineering & Construction Company, Ltd.	1,110	12,715
Shinsegae Information & Communication Company, Ltd.	484	24,013
Shinsung FA Company, Ltd.	3,222	9,803
Shinwon Corp.	43,430	50,472
Shinyoung Securities Company, Ltd.	8,030	244,207
Silla Company, Ltd.	12,407	180,796

28

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

South Korea (Continued)	Shares	Value
Sindoh Company, Ltd.	7,532	$346,268
SJM Company, Ltd.	4,204	14,167
SJM Holdings Company, Ltd.	3,925	29,533
SK C&C Company, Ltd.	3,038	365,455
SK Chemicals Company, Ltd.	937	57,241
SK Gas Company, Ltd.	4,822	256,614
SK Holdings Company, Ltd.	55,628	10,525,659
SK Networks Company, Ltd.	192,240	2,072,774
SKC Company, Ltd.	11,190	696,184
Solomon Mutual Savings Bank (I)	3,600	6,690
Songwon Industrial Company, Ltd.	2,710	39,104
Ssangyong Cement Industrial Company, Ltd. (I)	34,830	230,753
STX Corp.	29,023	591,175
STX Pan Ocean Company, Ltd.	228,240	1,645,839
STX Shipbuilding Company, Ltd.	81,850	2,156,729
Suheung Capsule Company, Ltd.	9,580	93,187
Sung Bo Chemicals Company, Ltd.	410	8,945
Sung Jin Geotec Company, Ltd. (I)	1,850	24,216
Sungjee Construction Company, Ltd. (I)	29	1,109
Sungshin Cement Company, Ltd. (I)	5,760	13,469
Sunjin Company, Ltd. (I)	10,385	91,310
Sunjin Holdings Company, Ltd. (I)	1,768	39,655
Tae Kyung Industrial Company, Ltd.	14,930	50,472
Taegu Department Store Company, Ltd.	12,550	131,746
Taekwang Industrial Company, Ltd.	722	1,217,167
Taeyoung Engineering & Construction, Ltd.	83,610	439,582
Taihan Electric Wire Company, Ltd. (I)	156,150	873,288
Tailim Packaging Industrial Company, Ltd.	59,700	75,122
Tec & Company (I)	57,230	8,560
Teemsteems Inc (I)	358	3,878
Telcoware Company, Ltd.	4,000	27,813
The Basic House Company, Ltd.	490	11,524
Tong Yang Investment Bank	151,090	830,369
Tong Yang Major Corp. (I)	118,287	176,247
Tong Yang Moolsan Company, Ltd.	1,500	29,825
Trybrands, Inc. (I)	30,360	22,298
TS Corp.	7,222	147,800
Uangel Corp.	7,990	22,467
Unid Company, Ltd.	6,039	410,156
Union Steel Company, Ltd.	5,560	122,092
Visang Education, Inc.	360	3,425
Wiscom Company, Ltd.	3,680	14,013
Woongjin Holding Company, Ltd.	5,430	190,732
Woongjin Holdings Company, Ltd. (I)	73,910	616,023
Woori Finance Holdings Company, Ltd.	355,510	4,576,256
Woori Finance Holdings Company, Ltd., ADR (L)	7,867	304,610
Woori Financial Company, Ltd.	15,810	247,113
Woori Investment & Securities Company, Ltd.	156,460	2,555,655
YESCO Company, Ltd.	1,480	32,773
Yoosung Enterprise Company, Ltd.	10,176	37,865
Youlchon Chemical Company, Ltd.	21,790	173,580
Young Poong Corp.	528	417,172
Youngone Corp.	18,824	243,751
Youngone Holdings Company, Ltd.	6,286	252,024
YuHwa Securities Company, Ltd.	3,240	41,281

29

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)	Shares	Value

Taiwan 12.71%		$295,582,829

Acbel Polytech, Inc.	356,000	268,737
Accton Technology Corp.	834,000	578,913
Achem Technology Corp.	282,000	176,852
Action Electronics Company, Ltd. (I)	426,000	150,744
Advantech Company, Ltd.	1,000	3,224
AGV Products Corp. (I)	753,505	350,213
Allis Electric Company, Ltd.	240,000	99,809
Alpha Networks, Inc.	440,000	341,405
Altek Corp.	357,089	478,762
Ampoc Far-East Co., Ltd.	132,000	109,125
AmTRAN Technology Company, Ltd.	1,078,000	944,865
APCB, Inc.	143,000	164,091
Apex Science & Engineering	240,640	100,845
Arima Communication Corp. (I)	523,000	335,252
Arima Optoelectronics Corp. (I)	348,100	132,755
Asia Cement Corp.	3,865,162	5,344,963
Asia Optical Company, Inc. (I)	392,710	744,385
Asia Polymer Corp.	404,400	709,200
Asustek Computer, Inc.	366,827	3,850,117
AU Optronics Corp., ADR (L)	1,515,025	12,347,454
Audix Corp.	173,200	217,442
Aurora Corp.	12,000	23,020
Aurora Systems Corp.	169,000	173,242
Avision, Inc.	277,916	186,082
Awea Mechantronic Company, Ltd.	6,000	7,286
Bank of Kaohsiung, Ltd. (I)	564,680	263,467
BES Engineering Corp.	2,721,200	956,234
Biostar Microtech International Corp.	227,000	135,988
C Sun Manufacturing, Ltd.	175,729	164,300
Cameo Communications, Inc.	331,090	139,457
Capital Securities Corp.	2,450,612	1,242,886
Career Technology MFG. Company, Ltd.	12,000	25,227
Carnival Industrial Corp. (I)	512,000	174,376
Catcher Technology Company, Ltd.	258,000	1,688,068
Cathay Chemical Works, Inc.	116,000	57,445
Cathay Real Estate Development Company, Ltd.	1,529,000	807,000
Central Reinsurance Company, Ltd.	330,535	200,437
Chain Qui Development Company, Ltd.	216,000	184,878
Champion Building Materials Company, Ltd.	512,852	420,297
Chang Hwa Commercial Bank, Ltd.	3,782,000	3,261,912
Charoen Pokphand Enterprise.	300,000	190,286
Cheng Loong Corp.	1,712,000	837,180
Cheng Shin Rubber Industry Company, Ltd.	44,000	124,585
Cheng UEI Precision Industry Company, Ltd.	660,103	1,677,358
Chia Hsin Cement Corp.	869,611	539,553
Chicony Electronics Company, Ltd.	18,000	37,636
Chien Kuo Construction Company, Ltd.	396,160	242,190
Chien Shing Stainless Steel Company, Ltd. (I)	319,000	68,497
Chimei Innolux Corp. (I)	10,583,758	10,670,534
Chin-Poon Industrial Company, Ltd.	678,642	554,668
China Airlines, Ltd.	306,961	206,860
China Chemical & Pharmaceutical Company, Ltd.	84,000	73,247
China Development Financial Holdings Corp.	18,375,087	7,524,268
China Electric Manufacturing Corp.	147,000	126,598
China General Plastics Corp.	588,000	281,734
China Manmade Fibers Corp. (I)	2,062,000	941,976
China Metal Products Company, Ltd.	446,248	461,479

30

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Taiwan (Continued)	Shares	Value
China Motor Company, Ltd.	1,144,905	$1,172,706
China Petrochemical Development Corp. (I)	3,005,780	3,722,776
China Steel Chemical Corp.	9,000	49,727
China Steel Structure Company, Ltd.	204,000	204,975
China Synthetic Rubber Corp.	926,937	971,595
China Wire & Cable Company, Ltd. (I)	483,000	185,864
Chinatrust Financial Holding Company, Ltd.	87,823	78,409
Ching Feng Home Fashions Company, Ltd. (I)	108,780	25,318
Chroma ATE, Inc.	21,000	67,350
Chun Yu Works & Company, Ltd. (I)	405,000	137,911
Chun Yuan Steel Industrial Company, Ltd.	652,980	358,223
Chung Hsin Electric & Machinery Manufacturing Corp.	623,000	381,956
Chung Hung Steel Corp. (I)	1,491,564	803,377
Chung Hwa Pulp Corp. (I)	843,000	453,713
Chunghwa Picture Tubes, Ltd. (I)	5,416,320	725,055
Chuwa Wool Industry Company, Ltd. (I)	99,000	167,741
Chyang Sheng Dyeing & Finishing Company, Ltd. (I)	70,000	26,533
Clevo Company	39,000	77,380
CMC Magnetics Corp. (I)	5,157,000	1,173,749
Collins Company, Ltd.	276,400	137,407
Compal Communications, Inc.	315,000	309,718
Compal Electronics, Inc.	2,212,895	2,687,543
Compeq Manufactuing Company, Ltd. (I)	1,703,000	902,116
Continental Holdings Corp.	875,000	438,783
Coxon Precise Industrial Company, Ltd.	152,231	325,213
CSBC Corp. Taiwan	37,197	38,981
D-Link Corp.	1,083,627	989,092
Da Cin Construction Company, Ltd.	287,000	194,553
Darfon Electronics Corp.	351,950	410,667
De Licacy Industrial Company	150,000	54,043
Delpha Construction Company, Ltd.	316,005	168,988
Delta Electronics, Inc.	40,000	159,619
Depo Auto Parts Industrial Company, Ltd.	52,000	135,285
DFI, Inc.	62,000	62,676
Dynamic Electronics Company, Ltd.	339,000	194,741
E.Sun Financial Holding Company, Ltd.	6,676,120	4,928,053
Eastern Media International Corp. (I)	1,374,053	260,742
Eclat Textile Company, Ltd.	182,384	288,519
Edom Technology Company, Ltd.	220,000	109,890
Elan Microelectronics Corp.	12,000	15,395
Elitegroup Computer Systems Company, Ltd.	1,162,576	379,205
Enlight Corp. (I)	49,439	7,136
Entie Commercial Bank	360,000	189,121
Eternal Chemical Company, Ltd.	283,471	332,590
EVA Airways Corp. (I)	368,419	380,300
Everest Textile Company, Ltd. (I)	653,000	168,104
Evergreen International Storage & Transport Corp.	959,320	820,498
Evergreen Marine Corp. (I)	2,679,000	2,505,235
Everspring Industry Company, Ltd. (I)	277,000	87,754
Evertop Wire Cable Corp. (I)	98,275	22,514
Excel Cell Electronic Company, Ltd.	103,000	61,622
Far Eastern Department Stores Company, Ltd.	544,100	1,037,745
Far Eastern International Bank	2,561,017	1,231,700
Federal Corp.	682,049	462,323
First Copper Technology Company, Ltd.	476,000	231,251
First Financial Holding Company, Ltd.	10,514,483	9,066,667
First Hotel	31,040	31,572

31

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Taiwan (Continued)	Shares	Value
First Insurance Company, Ltd.	364,165	$248,108
First Steamship Company, Ltd.	9,000	20,140
Forhouse Corp.	575,894	529,698
Formosa Oilseed Processing (I)	191,225	99,559
Formosa Petrochemical Corp.	4,000	14,157
Formosa Plastics Corp.	39,000	149,564
Formosa Taffeta Company, Ltd.	1,616,000	1,745,263
Formosan Rubber Group, Inc.	767,000	796,645
Formosan Union Chemical (I)	452,485	288,478
Founding Construction & Development Company, Ltd.	199,367	172,050
Froch Enterprise Company, Ltd. (I)	292,000	161,404
FSP Technology, Inc.	359,637	421,822
FU I Industrial Company, Ltd.	159,000	50,272
Fullerton Technology Company, Ltd.	142,563	201,101
Fwusow Industry Company, Ltd.	378,290	209,619
G Shank Enterprise Company, Ltd.	226,000	185,891
Gamma Optical Company, Ltd.	129,800	72,260
Gem Terminal Industrial Company, Ltd.	47,500	36,017
Gemtek Technology Corp.	17,000	23,452
Genesis Photonics, Inc. (I)	13,000	43,271
Getac Technology Corp.	623,000	311,228
Giantplus Technology Company, Ltd. (I)	345,000	190,146
Gigabyte Technology Company, Ltd.	1,041,719	1,156,626
Global Brands Manufacture, Ltd.	279,886	172,957
Gold Circuit Electronics, Ltd. (I)	822,071	355,217
Goldsun Development & Construction Company, Ltd.	2,482,184	1,258,098
Gordon Auto Body Parts Company, Ltd. (I)	134,184	41,073
Grand Pacific Petrochemical Corp.	1,580,000	1,005,881
Great China Metal Industry Company, Ltd.	303,000	383,527
Great Wall Enterprise Company, Ltd.	474,650	548,283
Greatek Electronics, Inc.	675,158	637,857
GTM Corp.	263,000	176,934
Hannstar Board Corp.	399,294	217,677
HannStar Display Corp. (I)	9,541,000	1,661,680
Hey Song Corp.	927,000	840,625
Highwealth Construction Corp.	20,000	45,787
Hitron Technology, Inc.	154,000	109,263
Ho Tung Chemical Corp. (I)	892,201	643,583
Hocheng Group Corp. (I)	444,000	171,584
Hold-Key Electric Wire & Cable Company, Ltd.	282,640	170,310
Holystone Enterprise Company, Ltd.	332,478	405,303
Hong Ho Precision Textile Company (I)	39,000	29,002
Hong TAI Electric Industrial Company, Ltd.	409,000	193,475
Hong Yi Fiber Industry Co.	142,000	72,149
Hota Industrial Manufacturing Company, Ltd. (I)	5,000	2,681
Hsin Kuang Steel Company, Ltd.	420,153	434,392
Hsing TA Cement Company, Ltd.	227,000	86,400
HTC Corp.	13,000	555,642
Hua Eng Wire & Cable Company, Ltd.	1,053,000	415,977
Hua Nan Financial Holdings Company, Ltd.	3,683,361	2,905,806
Huang Hsiang Construction Company	5,000	14,344
Hung Ching Development Company, Ltd.	203,000	156,172
Hung Sheng Construction Company, Ltd.	935,008	557,044
Hwa Fong Rubber Company, Ltd. (I)	584,770	199,822
I-Chiun Precision Industry Company, Ltd.	33,000	29,293
Ichia Technologies, Inc.	512,300	273,385
ICP Electronics, Inc.	9,000	19,079

32

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Taiwan (Continued)	Shares	Value
Inotera Memories, Inc. (I)	4,137,165	$1,834,518
Inventec Appliances Corp.	339,000	274,658
Inventec Company, Ltd.	3,910,089	2,104,182
Jui Li Enterprise Company, Ltd. (I)	66,950	23,141
K Laser Technology, Inc.	193,214	102,880
Kang Na Hsiung Enterprise Company, Ltd.	241,000	161,586
Kaulin Manufacturing Company, Ltd.	234,490	320,114
KEE TAI Properties Company, Ltd.	612,719	416,853
Kindom Construction Company, Ltd.	561,000	505,060
King Slide Works Company, Ltd.	4,000	17,591
King Yuan Electronics Company, Ltd.	2,299,762	1,330,306
King's Town Bank (I)	1,683,000	1,090,030
Kinko Optical Company, Ltd. (I)	56,648	83,584
Kinpo Electronics, Inc.	2,091,724	686,509
Kinsus Interconnect Technology Corp.	18,000	81,428
Kwong Fong Industries Corp. (I)	653,100	292,296
KYE System Corp.	112,000	77,044
L&K Engineering Company, Ltd.	245,952	326,426
Lan Fa Textile Company, Ltd.	353,874	188,956
Largan Precision Company, Ltd.	4,000	132,076
LCY Chemical Corp.	7,000	17,666
Lead Data, Inc. (I)	428,173	46,215
Leader Electronics, Inc.	181,867	103,065
Lealea Enterprise Company, Ltd.	1,165,435	670,613
LEE CHI Enterprises Company, Ltd.	287,000	136,923
Lelon Electronics Corp. (I)	162,000	123,595
Leofoo Development Company, Ltd. (I)	370,197	278,426
Li Peng Enterprise Company, Ltd. (I)	580,864	288,433
Lian Hwa Food Corp.	137,000	173,050
Lien Hwa Industrial Corp.	927,954	726,447
Lingsen Precision Industries, Ltd.	562,101	457,652
LITE-ON IT Corp.	701,764	806,655
Lite-On Semiconductor Corp.	463,080	326,428
Lite-On Technology Corp.	4,219,072	5,389,260
Long Bon International Company, Ltd.	530,000	209,630
Long Chen Paper Company, Ltd.	730,476	287,110
Lucky Cement Corp.	272,000	73,770
Macronix International Company, Ltd.	4,896,694	3,082,632
Marketech International Corp.	207,000	152,038
Masterlink Securities Corp	1,915,780	873,923
Maxtek Technology Company, Ltd.	76,000	86,143
Mayer Steel Pipe Corp.	231,859	169,312
Maywufa Company, Ltd.	18,000	10,459
MediaTek, Inc.	29,000	324,647
Mega Financial Holding Company, Ltd.	14,325,000	12,273,988
Meiloon Industrial Company, Ltd.	299,231	160,594
Mercuries & Associates, Ltd.	502,150	438,486
Mercuries Data Systems, Ltd. (I)	163,000	84,272
Merida Industry Company, Ltd.	6,000	12,703
Micro-Star International Company, Ltd.	1,832,488	952,545
Microelectronics Technology (I)	647,000	339,523
MIN AIK Technology Company, Ltd.	8,000	22,180
Mitac International	2,247,466	864,721
Mobiletron Electronics Company, Ltd.	67,000	69,931
Mosel Vitelic, Inc. (I)	1,060,109	370,083
Mustek Systems, Inc. (I)	40,151	5,058
Nan Kang Rubber Tire Company, Ltd.	23,000	38,242

33

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Taiwan (Continued)	Shares	Value
Nantex Industry Company, Ltd.	292,520	$288,399
New Asia Construction & Development Corp. (I)	252,000	124,320
Nien Hsing Textile Company, Ltd.	642,520	534,264
Optimax Technology Corp. (I)	170,816	14,337
Opto Technology Corp.	223,000	144,255
Orient Semiconductor Electronics, Ltd. (I)	720,000	179,698
Oriental Union Chemical Corp.	183,000	272,059
Pacific Construction Company, Ltd. (I)	267,000	45,088
Pan-International Industrial	8,000	9,832
Paragon Technologies Company, Ltd.	116,000	191,577
Pegatron Corp. (I)	987,321	1,065,503
Phihong Technology Company, Ltd.	46,416	94,249
Plotech Company, Ltd.	146,000	103,542
Polaris Securities Company, Ltd.	3,956,238	2,874,257
Pou Chen Corp.	4,233,448	3,993,979
Power Quotient International Company, Ltd.	131,000	54,549
President Chain Store Corp.	20,000	114,683
President Securities Corp.	1,451,960	1,064,411
Prince Housing Development Corp.	567,000	492,921
Prodisc Technology, Inc. (I)	540,000	3,203
Promate Electronic Company, Ltd.	222,000	176,292
Qisda Corp. (I)	1,222,000	659,606
Quanta Computer, Inc.	11,000	25,044
Quintain Steel Company, Ltd. (I)	427,750	156,309
Radiant Opto-Electronics Corp.	813,254	3,075,899
Ralec Electronic Corp.	80,259	169,745
Rechi Precision Company, Ltd. (I)	354,000	267,417
Rexon Industrial Corp., Ltd. (I)	291,000	62,893
Richtek Technology Corp.	6,000	45,259
Ritek Corp. (I)	4,925,428	1,412,714
Sampo Corp.	1,206,997	440,321
Sanyang Industrial Company, Ltd.	1,248,481	783,913
Senao International Company, Ltd.	4,000	17,905
Sesoda Corp.	10,000	13,260
Shan-Loong Transportation Company, Ltd.	4,000	2,691
Sheng Yu Steel Company, Ltd.	188,000	130,351
Shih Wei Navigation Company, Ltd.	54,000	73,894
Shihlin Electric & Engineering Corp.	624,213	801,584
Shihlin Paper Corp. (I)	3,000	6,176
Shin Kong Financial Holding Company, Ltd. (I)	11,255,017	5,001,518
Shin Zu Shing Company, Ltd.	159,933	324,344
Shining Building Business Company, Ltd. (I)	6,000	8,385
Shinkong Insurance Company, Ltd.	310,000	248,148
Shinkong Synthetic Fibers Corp.	2,563,185	1,111,741
Shuttle, Inc. (I)	229,985	124,245
Sigurd Microelectronics Corp.	541,887	509,868
Silicon Integrated Systems Corp.	1,181,000	604,446
Sinbon Electronics Company, Ltd.	291,000	256,367
Sincere Navigation Corp.	306,000	357,646
Sinkang Industries, Ltd.	119,000	70,775
Sinon Corp.	625,150	305,608
SinoPac Holdings Company, Ltd.	11,278,000	5,264,775
Sinyi Realty Company	6,000	12,614
Siward Crystal Technology Company, Ltd. (I)	217,301	112,086
Solelytex Industrial Corp. (I)	136,758	78,096
Solomon Technology Corp. (I)	235,036	107,224
Southeast Cement Company, Ltd.	390,000	173,238

34

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Taiwan (Continued)	Shares	Value
Spirox Corp.	172,369	$133,731
Springsoft, Inc.	348,000	512,365
Standard Foods Corp.	15,000	56,101
Stark Technology, Inc.	164,000	157,379
Sunplus Technology Company, Ltd. (I)	858,000	532,043
Sunspring Metal Corp.	17,000	21,942
Supreme Electronics Company, Ltd.	322,000	261,398
Sweeten Construction Company, Ltd.	103,100	65,914
T JOIN Transportation Company	18,000	20,978
Ta Chen Stainless Pipe Company, Ltd.	903,407	625,253
Ta Chong Bank Company, Ltd. (I)	2,940,000	1,110,265
Ta Ya Electric Wire & Cable Company, Ltd.	983,571	319,186
TA-I Technology Company, Ltd.	101,000	117,235
Tah Hsin Industrial Company, Ltd.	125,000	115,521
Tai Roun Products Company, Ltd. (I)	111,000	50,975
Taichung Commercial Bank (I)	2,361,120	970,339
Tainan Enterprises Company, Ltd.	201,467	279,543
Tainan Spinning Company, Ltd.	2,023,680	1,317,100
Taishin Financial Holdings Company, Ltd. (I)	9,128,326	5,489,171
Taisun Enterprise Company, Ltd.	397,800	234,313
Taita Chemical Company, Ltd. (I)	410,790	254,504
Taiwan Business Bank (I)	4,962,920	1,997,141
Taiwan Cement Corp.	6,978,726	10,143,845
Taiwan Cogeneration Corp.	563,680	389,724
Taiwan Cooperative Bank	7,238,402	6,073,553
Taiwan Fu Hsing Industrial Company, Ltd.	233,000	180,837
Taiwan Glass Industrial Corp.	900,334	1,548,752
Taiwan Hon Chuan Enterprise Company Ltd.	13,000	37,261
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp. (I)	631,276	331,052
Taiwan Mask Corp.	442,850	189,371
Taiwan Mobile Company, Ltd.	54,000	145,784
Taiwan Navigation Co., Ltd.	18,000	22,192
Taiwan Paiho, Ltd.	456,395	512,322
Taiwan Pulp & Paper Corp. (I)	544,000	286,925
Taiwan Sakura Corp.	57,016	44,803
Taiwan Secom Company, Ltd.	10,000	19,971
Taiwan Sogo Shin Kong	372,000	335,745
Taiwan Styrene Monomer Corp.	1,000,479	446,199
Taiwan Tea Corp.	967,723	588,861
Taiyen Biotech Company, Ltd.	395,000	338,557
Tatung Company, Ltd. (I)	4,056,766	1,912,367
Teapo Electronic Corp. (I)	248,512	68,077
Teco Electric & Machinery Company, Ltd.	3,422,109	2,566,797
Tecom Company, Ltd. (I)	41,000	5,859
Tex-Ray Industrial Company, Ltd. (I)	90,000	35,261
Ton Yi Industrial Corp.	1,390,000	820,936
Tong Hsing Electronic Industries, Ltd.	5,000	21,793
Tong Yang Industry Company, Ltd.	314,780	416,402
Tong-Tai Machine & Tool Company, Ltd.	60,000	96,577
Topco Scientific Company, Ltd.	208,720	363,781
Topoint Technology Company, Ltd.	169,000	179,107
Tripod Technology Corp.	2,000	9,441
Tsann Kuen Enterprise Company, Ltd.	3,220	6,492
TSRC Corp.	24,000	73,390
Tung Ho Steel Enterprise Corp.	1,512,138	1,742,800
Tung Ho Textile Company, Ltd. (I)	247,000	127,889

35

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Taiwan (Continued)	Shares	Value
Twinhead International Corp. (I)	224,000	$36,239
TXC Corp.	18,000	35,182
TYC Brother Industrial Company, Ltd.	327,052	184,026
Tycoons Group Enterprise Company, Ltd. (I)	594,536	170,716
TZE Shin International Company, Ltd.	222,141	100,850
U-Tech Media Corp. (I)	301,000	89,473
Uni-President Enterprises Corp.	54,000	77,853
Unimicron Technology Corp.	176,855	327,256
Union Bank of Taiwan (I)	1,256,642	467,288
Unitech Electronics Company, Ltd.	211,039	121,621
Unitech Printed Circuit Board Corp.	617,950	408,418
United Microelectronics Corp.	24,273,468	12,560,192
Universal Cement Corp.	929,808	598,186
Universal Microelectronics Company, Ltd.	143,000	79,942
Unizyx Holding Corp. (I)	699,000	626,047
UPC Technology Corp.	1,110,357	951,164
USI Corp.	1,084,160	1,334,471
Ve Wong Corp.	218,450	174,788
Via Technologies, Inc. (I)	24,000	27,380
Visual Photonics Epitaxy Company, Ltd.	3,000	8,221
Wah Lee Industrial Corp.	12,000	23,984
Walsin Lihwa Corp. (I)	6,333,000	3,307,257
Walsin Technology Corp. (I)	864,262	491,213
Walton Advanced Engineering, Inc.	383,661	202,655
Wan Hai Lines, Ltd. (I)	445,920	343,839
Waterland Financial Holding Company	4,113,318	1,884,783
WEI Chih Steel Industrial Company, Ltd. (I)	255,000	78,637
Wei Chuan Food Corp.	27,000	30,668
Weikeng Industrial Company, Ltd.	258,000	251,428
Well Shin Technology Company, Ltd.	71,000	117,705
Wellypower Optronics Corp.	235,000	258,252
Winbond Electronics Corp. (I)	5,386,000	1,732,146
Wintek Corp. (I)	1,838,000	2,471,518
Wistron NeWeb Corp.	8,000	31,218
WT Microelectronics Company, Ltd.	167,000	331,832
WUS Printed Circuit Company, Ltd. (I)	556,000	377,249
Yageo Corp.	3,968,000	2,172,085
Yang Ming Marine Transport Corp. (I)	2,239,015	1,952,077
Yem Chio Company, Ltd.	128,000	129,931
Yeun Chyang Industrial Company, Ltd.	496,000	373,024
Yi Jinn Industrial Company, Ltd. (I)	403,508	141,292
Yieh Phui Enterprise Company, Ltd.	1,857,602	723,948
Young Fast Optoelectronics Company, Ltd.	4,000	27,264
Young Optics, Inc.	4,000	21,706
Yuanta Financial Holdings Company, Ltd.	11,737,608	8,111,721
Yuen Foong Yu Paper Manufacturing Company, Ltd.	2,163,167	1,050,063
Yulon Motor Company, Ltd.	1,730,900	4,224,693
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	92,850	152,853
Yungshin Global Holding Corp.	8,000	14,388
Yungtay Engineering Company, Ltd.	608,000	1,093,876
Zenitron Corp.	256,000	198,165
Zig Sheng Industrial Company, Ltd.	565,536	355,551

Thailand 2.04%		47,504,620

Advanced Info Service PCL	113,900	364,630
Asia Plus Securities PCL	1,679,600	155,211
Asian Property Development PCL	648,480	108,080

36

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Thailand (Continued)	Shares	Value
Bangchak Petroleum PCL	1,001,000	$703,673
Bangkok Bank PCL (Foreign REG)	1,741,600	9,398,250
Bangkok Dusit Medical Services PCL	67,000	116,642
Bangkok Expressway PCL	708,800	421,069
Bangkok Insurance PCL	8,050	68,279
Bangkokland PCL (I)	16,323,800	436,379
Bank of Ayudhya PCL	5,079,200	4,735,884
Banpu PCL	1,100	26,761
BEC World PCL	86,700	103,725
Bumrungrad Hospital PCL	25,000	32,178
Cal-Comp Electronics Thailand PCL	3,042,400	327,334
Central Plaza Hotel PCL	1,632,600	436,438
Charoen Pokphand Foods PCL	243,900	241,485
CP ALL PCL	165,600	243,208
Delta Electronics Thailand PCL	188,400	153,580
Dynasty Ceramic PCL	8,300	13,902
Eastern Water Resources Development & Management PCL	140,000	28,185
Esso Thailand PCL	2,335,900	971,364
G J Steel PCL (I)	24,328,200	192,699
G Steel PCL (I)	12,662,700	267,463
Hana Microelectronics PCL	568,100	459,355
Hemaraj Land & Development PCL	674,700	47,207
Home Product Center PCL	200,700	55,971
IRPC PCL	14,785,900	2,854,703
Italian-Thai Development PCL	3,859,370	491,656
Jasmine International PCL (I)	6,601,900	623,150
Kang Yong Electric PCl	2,800	19,314
KGI Securities Thailand PCL	2,669,900	213,240
Kiatnakin Finance PCL	530,400	573,287
Krung Thai Bank PCL	7,486,900	4,719,465
Krungthai Card PCL	126,000	60,297
Loxley PCL	988,200	87,405
MBK PCL	86,100	273,502
Padaeng Industry PCL	183,200	127,575
Polyplex PCL	275,000	211,469
Power Line Engineering PCL (I)	492,400	31,527
Pranda Jewelry PCL	214,300	47,033
Precious Shipping PCL	882,400	515,461
PTT Aromatics & Refining PCL	2,525,300	3,187,879
PTT Chemical PCL	41,900	208,809
PTT Exploration & Production PCL	34,000	199,175
Quality House PCL	5,687,200	382,901
Regional Container Lines PCL (I)	829,300	257,275
Robinson Department Store PCL	57,000	57,847
Saha-Union PCL	266,600	312,353
Sahaviriya Steel Industries PCL (I)	13,343,880	550,490
Sansiri PCL	1,565,783	236,676
SC Asset Corp. PCL	336,400	145,440
Seamico Securities PCL	421,400	25,034
Siam Cement PCL, NVDR	9,800	114,538
Tata Steel Thailand PCL (I)	7,517,600	369,677
Thai Airways International PCL	1,531,011	1,793,759
Thai Carbon Black PCL	174,100	163,757
Thai Oil PCL	1,737,300	4,629,933
Thai Plastic & Chemical PCL	691,800	667,827
Thai Stanley Electric PCL	14,200	77,327
Thai Vegetable Oil PCL	15,000	13,119

37

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Thailand (Continued)	Shares	Value
Thaicom PCL (I)	811,700	$237,081
Thanachart Captial PCL	1,114,500	1,121,856
Thoresen Thai Agencies PCL	608,670	425,868
Ticon Industrial Connection PCL	133,100	57,545
Total Access Communication PCL	128,500	242,793
TPI Polene PCL	1,778,440	768,897
True Corp. PCL (I)	520,000	77,228
Vanachai Group PCL	1,124,200	164,734
Vinythai PCL	100,000	56,766

Turkey 2.06%		47,788,184

Adana Cimento Sanayi AS	183,047	96,344
Adana Cimento Sanayii Turk Anonim Sirketi AS, Class A	99,918	291,810
Advansa Sasa Polyester Sanayi AS (I)	140,873	192,586
Akcansa Cimento AS	113,818	512,031
Aksa Akrilik Kimya Sanayi AS	173,463	477,341
Aksigorta AS	290,218	307,733
Alarko Holding AS	207,987	455,100
Altinyildiz Mensucat Ve Konfeksiyon Fabrikalari AS	29,490	407,282
Anadolu Cam Sanayi AS	205,846	517,101
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,739	38,042
Anadolu Isuzu Otomotiv Sanayi AS (I)	7,282	49,651
Anadolu Sigorta AS	549,997	386,164
Arcelik AS	369,761	1,924,266
Ayen Enerji AS	20,072	36,276
Aygaz AS	201,651	1,317,910
Bati Cimento AS	21,536	128,345
BatiSoke AS	24,824	27,449
Bolu Cimento Sanayii AS	137,486	131,835
Borusan Mannesmann Boru Sanayi AS	15,924	276,700
Cemtas Celik Makina AS	81,516	71,173
Cimsa Cimento Sanayi ve Ticaret AS	125,463	720,255
Coca-Cola Icecek AS	745	10,260
Deva Holding AS (I)	174,734	307,247
Dogan Gazetecilik AS (I)	62,235	120,966
Dogan Sirketler Grubu Holdings AS (I)	1,991,109	1,335,053
Dogus Otomotiv Servis ve Ticaret AS (I)	210,506	658,971
Eczacibasi Ilac Sanayi AS	368,380	521,636
Eczacibasi Yatirim Holding Ortakligi AS	7,623	28,050
EGE Seramik Sanayi ve Ticaret AS	103,309	178,115
Eregli Demir ve Celik Fabrikalari AS	1,194,957	3,027,053
Gentas Genel Metal Sanayi ve Ticaret AS	90,149	149,110
Global Yatirim Holding AS (I)	508,853	383,806
Goldas Kuyumculuk Sanayi AS (I)	54,847	31,292
Goltas Goller Bolgesi Cimento Sanayi Ve Ticaret AS	400	17,669
Goodyear Lastikleri Turk AS	17,513	621,678
GSD Holding AS (I)	559,767	340,604
Gunes Sigorta AS (I)	31,526	45,348
Hurriyet Gazetecilik AS	513,859	458,386
Ihlas EV Aletleri AS (I)	221,809	171,045
Ihlas Holding AS (I)	1,597,768	1,152,056
Ipek Matbacilik Sanayi Ve Ticaret AS (I)	23,316	54,340
Is Yatirim Menkul Degerler AS	36,146	50,761
Isiklar Yatirim Holding Asisiklar Ambalaj AS (I)	170,167	100,477
Izmir Demir Celik Sanayi AS (I)	107,008	460,130
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (I)	418,488	293,797
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS, Class B (I)	160,550	121,795

38

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Common Stocks (Continued)

Turkey (Continued)	Shares	Value
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS, Class D (I)	996,031	$555,771
KOC Holdings AS	1,275,632	5,797,039
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret Anonim Sirketi AS	316,320	987,983
Koza Anadolu Metal Madencilik Isletmeleri AS (I)	170,561	484,175
Marmaris Marti Otel Isletmeleri AS (I)	159,875	111,228
Menderes Tekstil Sanayi ve Ticaret AS (I)	162,507	103,969
Mutlu Aku ve Malzemeleri Sanayi AS	28,331	95,262
Net Holding AS (I)	385,491	349,768
Net Turizm Ticaret ve Sanayi AS	231,636	175,717
Nortel Networks Netas Telekomunikasyon AS	6,266	580,072
Park Elektrik Uretim Madencilik Sanayi Ve Ticaret AS (I)	129,175	329,700
Parsan Makina Parcalari Sanayi AS (I)	28,857	45,590
Petkim Petrokimya Holding AS (I)	952,737	1,486,891
Pinar Entegre Et ve Un Sanayi AS	36,324	150,990
Pinar Sut Mamulleri Sanayii AS	40,679	397,200
Sanko Pazarlama Ithalat Ihracat AS (I)	20,076	58,680
Sarkuysan Elektrolitik Bakir AS	91,563	243,161
Sekerbank AS	474,925	437,144
Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	358,148
Soda Sanayii AS	76,481	132,092
Tekfen Holding AS	207,445	754,878
Tekstil Bankasi AS (I)	140,973	82,197
Trakya Cam Sanayi AS	460,146	1,015,063
Tupras Turkiye Petrol Rafinerileri AS	3,211	84,309
Turcas Petrolculuk AS	154,284	372,199
Turk Ekonomi Bankasi AS	521,636	716,844
Turk Hava Yollari AS (I)	902,472	2,402,409
Turk Sise ve Cam Fabrikalari AS	802,372	2,145,972
Turk Telekomunikasyon AS	3,670	16,608
Turkiye Is Bankasi AS	612,613	1,917,983
Turkiye Sinai Kalkinma Bankasi AS	778,509	1,304,323
Turkiye Vakiflar Bankasi Tao	1,574,428	3,655,696
Ulker Gida Sanayi ve Ticaret AS	213,853	776,194
Usas Ucak Servisi AS (I)	18,304	24,988
Vestel Beyaz Esya Sanayi ve Ticaret AS	121,350	214,831
Vestel Elektronik Sanayi ve Tracaret AS (I)	239,841	418,071

Preferred Securities 2.38%		$55,207,310

(Cost $44,985,918)

Brazil 2.37%		55,046,608

Banco ABC Brasil SA	101,700	776,730
Banco Daycoval SA	101,100	717,680
Banco do Estado do Rio Grande do Sul SA	294,300	3,243,782
Banco Industrial e Comercial SA	171,700	1,232,997
Banco Panamericano SA	166,300	579,718
Banco Pine SA	63,900	525,294
Banco Sofisa SA	85,500	227,603
Bardella SA Industrias Mecanicas	916	74,313
Companhia de Bebidas das Americas, ADR	46,188	1,456,770
Companhia de Ferro Ligas Da Bahia	143,176	1,116,187
Companhia de Tecidos Norte de Minas SA	172,700	503,515
Confab Industrial SA	522,015	1,505,415
Contax Participacoes SA	2,100	30,879
Eucatex SA Industria E Comercio	24,300	120,133
Forjas Taurus SA	30,234	64,195
Inepar SA Industria E Construcoes	122,505	343,193

39

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Preferred Securities (Continued)

Brazil (Continued)		Shares	Value
Klabin SA		1,587,210	$6,046,035
Marcopolo SA		27,500	129,330
Metalurgica Gerdau SA		325,100	4,483,712
Parana Banco SA		21,100	168,372
Petroleo Brasileiro SA		357,356	5,456,318
Randon Participacoes SA		11,400	89,885
Sao Paulo Alpargatas SA		88,700	691,497
Suzano Papel e Celulose SA		785,253	7,266,483
Telemar Norte Leste SA		126,668	4,704,639
Uniao de Industrias Petroquimicas SA (I)		1,223,810	302,510
Universo Online SA		86,900	895,025
Usinas Siderurgicas de Minas Gerais SA		1,275,900	12,251,551
Vale Fertilizantes SA		3,800	42,847

Malaysia 0.01%			160,702

TA Global BHD		1,466,040	160,702

Warrants 0.00%			$3,102

(Cost $0)

Xiwang Sugar Holdings Company, Ltd. (Expiration Date: 02/22/2012, Strike Price:
HKD 2.55) (I)		133,170	3,102

Rights 0.00%			$69,018

(Cost $0)

Brait SA (Expiration Date: 06/06/2011, Strike Price: ZAR 16.50) (I)		296,799	1,743
Brookfield Incorporacoes SA (Expiration Date: 06/09/2011, Strike Price: BRL 8.20) (I)		18,505	821
CETIP SA - Balcao Organizado de Ativos e Derivativos (Expiration Date: 06/15/2011,
Strike Price: BRL 21.81) (I)		145	169
Cia General de Electricidad SA (Expiration Date: 06/10/2011, Strike Price: CLP
2821.90) (I)		19,919	86
Cia Sud Americana de Vapores SA (Expiration Date: 06/30/2011, Strike Price: CLP
285.00) (I)		802,988	27,639
Citic Resources Holdings, Ltd. (Expiration Date: 06/10/2011, Strike Price: HKD 1.38)
(I)(L)		1,281,000	19,271
Doosan Engineering & Construction Company, Ltd. (Expiration Date: 06/15/2011,
Strike Price: KRW 5000.00) (I)		33,942	0
Media China Corp. Ltd. (Expiration Date: 06/08/2011, Strike Price: HKD 0.18) (I)		1,216,562	1,564
STX Corp. Company, Ltd. (Expiration Date: 06/21/2011, Strike Price: KRW 16950.00)
(I)		4,699	17,635
Suzano Papel e Celulose SA (Expiration Date: 06/13/2011, Strike Price: BRL 1000.00)
(I)		2,367	90
	Yield	Shares	Value

Securities Lending Collateral 4.82%			$112,036,088

(Cost $111,992,021)

John Hancock Collateral Investment Trust (W)	0.2531%(Y)	11,194,541	112,036,088

	Yield	Par value	Value

Short-Term Investments 0.79%			$18,296,877

(Cost $18,296,877)

Money Market Funds 0.79%			18,296,877

State Street Institutional Liquid Reserves Fund	0.113%(Y)	18,296,877	18,296,877

40

Emerging Markets Fund (formerly Emerging Markets Value Fund)
As of 5-31-11 (Unaudited)

Total investments (Cost $1,891,167,598)† 104.94%	$2,440,025,702

Other assets and liabilities, net (4.94%)	($114,783,517)

Total net assets 100.00%	$2,325,242,185

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

BRL Brazilian Real

CLP Chilean Peso

GDR Global Depositary Receipt

HKD Hong Kong Dollar

KRW Korean Won

SADR Sponsored American Depositary Receipts

ZAR South African Rand

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 5-31-11.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 5-31-11.

† At 5-31-11, the aggregate cost of investment securities for federal income tax purposes was $1,895,619,191. Net unrealized appreciation aggregated $544,406,511, of which $613,743,965 related to appreciated investment securities and $69,337,454 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 5-31-11:

Financials	31%
Materials	16%
Energy	14%
Industrials	11%
Consumer Discretionary	9%
Information Technology	7%
Consumer Staples	7%
Telecommunication Services	2%
Utilities	2%
Health Care	1%

41

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05-31-11	Price	Inputs	Inputs

Common Stocks
Bermuda	$ 718,901	$ 718,901	—	—
Brazil	276,309,924	276,309,924	—	—
Chile	46,700,065	46,700,065	—	—
China	211,214,732	29,751,089	$ 181,137,110	$ 326,533
Colombia	79,980	79,980	—	—
Czech Republic	6,656,773	—	6,656,773	—
Hong Kong	120,101,069	12,807,305	107,293,764	—
Hungary	10,179,209	—	10,179,209	—
India	204,732,138	44,329,938	160,268,137	134,063
Indonesia	72,328,801	—	72,120,846	207,955
Israel	215,159	—	—	215,159
Luxembourg	299,447	52,494	246,953	—
Malaysia	78,837,595	—	78,837,595	—
Mexico	121,098,748	121,098,748	—	—
Netherlands	114,048	114,048	—	—
Peru	144,250	144,250	—	—
Philippines	16,578,109	—	16,578,109	—
Poland	43,288,139	—	43,288,139	—
Russia	121,301,284	54,046,963	67,254,321	—
South Africa	189,614,197	44,647,740	144,966,457	—
South Korea	343,025,106	70,431,510	272,479,603	113,993
Taiwan	295,582,829	12,347,454	283,232,172	3,203
Thailand	47,504,620	—	47,504,620	—
Turkey	47,788,184	—	47,788,184	—
Preferred Securities
Brazil	55,046,608	55,046,608	—	—
Malaysia	160,702	—	160,702	—
Warrants	3,102	—	3,102	—
Rights	69,018	23,744	45,274
Securities Lending Collateral	112,036,088	112,036,088	—	—
Short-Term Investments	18,296,877	18,296,877	—	—

Total Investments in Securities	$ 2,440,025,702	$ 898,983,726	$ 1,540,041,070	$ 1,000,906

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended May 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Emerging Markets Fund.

368Q3 5/11
7/11

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 31.36%
U.S. Government - 10.63%
U.S. Treasury Bonds
4.250%, 11/15/2040		$3,000,000	$3,014,064
4.750%, 02/15/2041		19,605,000	21,406,209
U.S. Treasury Notes
0.375%, 08/31/2012 to 10/31/2012		10,000,000	10,011,330
0.750%, 09/15/2013 (L)		15,000,000	15,066,795
2.000%, 01/31/2016 to 04/30/2016 (L)		29,955,000	30,542,576
2.125%, 02/29/2016 (L)		14,140,000	14,500,132
2.625%, 01/31/2018 to 11/15/2020		3,500,000	3,446,211
3.125%, 05/15/2021 (L)		28,270,000	28,446,688
3.625%, 02/15/2021 (L)		5,678,000	5,970,769
U.S. Treasury Strips, IO
Zero Coupon 11/15/2030		4,715,000	2,019,868

			134,424,642
U.S. Government Agency - 20.73%
Federal Home Loan Mortgage Corp.
4.000%, 09/01/2040		3,568,938	3,595,305
5.000%, 03/01/2041		5,584,714	5,940,142
6.500%, 06/01/2037 to 09/01/2039		3,362,104	3,785,934
Federal National Mortgage Association
2.227%, 05/01/2035 (P)		909,123	950,003
2.377%, 01/01/2036 (P)		612,619	639,279
2.435%, 04/01/2036 (P)		379,412	395,004
2.622%, 07/01/2033 (P)		1,889	1,982
4.000%, TBA		14,100,000	14,412,409
4.000%, 06/01/2024 to 11/01/2040		36,280,872	37,105,788
4.375%, 03/15/2013		20,000	21,395
4.500%, TBA		14,000,000	14,542,336
4.500%, 03/01/2026		3,440,112	3,650,419
5.000%, TBA		11,440,000	12,177,461
5.000%, 05/01/2018 to 09/01/2040		42,364,527	45,279,594
5.500%, 02/01/2018 to 03/01/2039		68,244,972	74,230,459
6.000%, 09/01/2022 to 02/01/2037		17,140,522	18,935,280
6.250%, 05/15/2029		157,000	195,072
6.500%, TBA		3,000,000	3,388,828
6.500%, 02/01/2036 to 06/01/2039		17,434,796	19,668,272
7.000%, 12/01/2012 to 06/01/2032		21,112	23,480
7.500%, 09/01/2029 to 08/01/2031		3,010	3,449
Government National
Mortgage Association
4.500%, 04/15/2039		2,920,656	3,093,238
5.000%, 04/15/2035		55,186	60,054
5.500%, 03/15/2035		52,578	58,135
6.000%, 03/15/2033 to 06/15/2033		22,444	25,141
6.500%, 09/15/2028 to 08/15/2031		4,351	4,947
7.000%, 04/15/2029		1,786	2,048
8.000%, 10/15/2026		1,722	1,986

			262,187,440

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $388,652,315)			$396,612,082

FOREIGN GOVERNMENT
OBLIGATIONS - 0.22%
Argentina - 0.01%
Republic of Argentina
1.180%, 12/31/2038 (P)	ARS	177,218	26,180
5.830%, 12/31/2033 (P)		72,870	29,573
12/15/2035 (I)		393,449	15,938

			71,691

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Honduras - 0.00%
Central American Bank for Economic
Integration
6.750%, 04/15/2013 (S)		$12,000	$13,117
Hungary - 0.08%
Republic of Hungary
7.625%, 03/29/2041		960,000	1,036,800
Japan - 0.00%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	17,225
Mexico - 0.00%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	406,700	37,639
Panama - 0.00%
Republic of Panama
8.875%, 09/30/2027		$6,000	8,361
9.375%, 04/01/2029		1,000	1,470

			9,831
United Kingdom - 0.13%
Government of United Kingdom
4.750%, 03/07/2020 (D)	GBP	853,000	1,568,143

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $2,670,360)			$2,754,446

CORPORATE BONDS - 40.86%
Consumer Discretionary - 3.62%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		$450,000	446,625
AMC Entertainment, Inc.
8.000%, 03/01/2014		1,165,000	1,176,650
8.750%, 06/01/2019		365,000	391,919
American Standard Americas
10.750%, 01/15/2016 (S)		180,000	188,550
Automotores Gildemeister SA
8.250%, 05/24/2021 (S)		465,000	478,369
Burlington Coat Factory
Warehouse Corp.
10.000%, 02/15/2019 (S)		1,365,000	1,368,413
Cablevision Systems Corp.
8.625%, 09/15/2017		320,000	360,800
CBS Corp.
7.875%, 07/30/2030		1,455,000	1,763,006
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016		708,588	843,220
CCO Holdings LLC/CCO Holdings
Capital Corp.
8.125%, 04/30/2020		305,000	329,781
Cinemark USA, Inc.
7.375%, 06/15/2021 (S)		240,000	243,900
8.625%, 06/15/2019		395,000	431,538
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/2017		1,000,000	1,090,000
COX Communications, Inc.
4.625%, 06/01/2013		340,000	361,833
5.450%, 12/15/2014		218,000	243,678
CSC Holdings, Inc.
7.875%, 02/15/2018		890,000	974,550
Darden Restaurants, Inc.
6.800%, 10/15/2037		835,000	949,473
Delphi Corp.
6.197%, 11/15/2033 (H)		2,000	0

The accompanying notes are an integral part of the financial statements.	1

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
6.350%, 03/15/2040	$655,000	$703,614
Empire Today LLC/Empire Today
Finance Corp.
11.375%, 02/01/2017 (S)	365,000	388,725
Exide Technologies
8.625%, 02/01/2018 (S)	610,000	648,125
Expedia, Inc.
5.950%, 08/15/2020	1,160,000	1,160,000
Greektown Superholdings, Inc.
13.000%, 07/01/2015	1,115,000	1,259,950
Grupo Televisa SA
6.625%, 01/15/2040	755,000	821,833
Hillman Group, Inc.
10.875%, 06/01/2018 (S)	350,000	385,000
10.875%, 06/01/2018	380,000	418,000
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	680,000	699,130
6.000%, 05/05/2015 (S)	890,000	978,458
Hyva Global BV
8.625%, 03/24/2016 (S)	725,000	743,125
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,165,000	1,188,300
Kabel BW Erste
Beteiligungs GmbH/Kabel Baden-
Wurttemberg Gmbh
7.500%, 03/15/2019 (S)	785,000	817,381
Levi Strauss & Company
7.625%, 05/15/2020	1,155,000	1,169,438
Limited Brands, Inc.
6.625%, 04/01/2021	825,000	860,063
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	771,000	693,900
Marriott International, Inc.
4.625%, 06/15/2012	26,000	26,886
MGM Resorts International
9.000%, 03/15/2020	345,000	383,813
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	555,000	405,150
MTR Gaming Group, Inc.
12.625%, 07/15/2014	460,000	485,300
News America Holdings, Inc.
6.750%, 01/09/2038	2,000	2,195
7.750%, 12/01/2045	9,000	10,991
News America, Inc.
6.150%, 02/15/2041 (S)	615,000	630,865
6.650%, 11/15/2037	865,000	946,371
Palace Entertainment
Holdings LLC/Palace Entertainment
Holdings Corp.
8.875%, 04/15/2017 (S)	540,000	558,900
Pokagon Gaming Authority
10.375%, 06/15/2014 (S)	1,015,000	1,041,644
Regal Cinemas Corp.
8.625%, 07/15/2019	270,000	288,900
Regal Entertainment Group
9.125%, 08/15/2018	275,000	292,188
Royal Caribbean Cruises, Ltd.
7.000%, 06/15/2013	835,000	893,450
Sears Holdings Corp.
6.625%, 10/15/2018 (S)	490,000	450,800
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,005,000	1,030,728

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Seminole Indian Tribe of Florida (continued)
7.750%, 10/01/2017 (S)	$370,000	$388,500
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	625,000	668,750
Sugarhouse HSP Gaming Prop
Mezz LP/Sugarhouse HSP Gaming
Finance Corp.
8.625%, 04/15/2016 (S)	115,000	118,738
Target Corp.
7.000%, 01/15/2038	500,000	615,820
Time Warner Cable, Inc.
5.000%, 02/01/2020	1,000,000	1,039,697
6.550%, 05/01/2037	550,000	585,339
6.750%, 07/01/2018	1,895,000	2,203,000
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	42,150
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	689,820
Time Warner, Inc.
7.625%, 04/15/2031	9,000	10,855
Toys R Us Property Company LLC
8.500%, 12/01/2017	275,000	294,594
United Business Media, Ltd.
5.750%, 11/03/2020 (S)	630,000	630,872
Viacom, Inc.
6.875%, 04/30/2036	760,000	864,162
Vivendi SA
5.750%, 04/04/2013 (S)	2,515,000	2,699,961
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	162,055	76,919
XM Satellite Radio, Inc.
13.000%, 08/01/2013 (S)	1,035,000	1,231,650
Yum! Brands, Inc.
6.250%, 03/15/2018	405,000	468,527
6.875%, 11/15/2037	965,000	1,124,778

		45,779,660
Consumer Staples - 1.83%
Alliance One International, Inc.
10.000%, 07/15/2016	1,335,000	1,345,013
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	11,558
ARAMARK Corp.
8.500%, 02/01/2015	1,000,000	1,040,000
B&G Foods, Inc.
7.625%, 01/15/2018	575,000	618,125
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016	505,000	525,293
5.100%, 07/15/2015	345,000	370,363
8.500%, 06/15/2019	825,000	1,013,329
Cargill, Inc.
6.125%, 09/15/2036 (S)	665,000	746,877
Clorox Company
5.000%, 03/01/2013	600,000	637,074
5.950%, 10/15/2017	500,000	572,630
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	760,000	799,900
CVS Caremark Corp.
6.125%, 08/15/2016	515,000	592,859
CVS Caremark Corp. (6.302% to
06/01/2012, then 3 month
LIBOR + 2.065%)
06/01/2037	1,900,000	1,881,000
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	358,247	440,422

The accompanying notes are an integral part of the financial statements.	2

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Del Monte Foods Company
7.625%, 02/15/2019 (S)	$520,000	$530,725
General Mills, Inc.
5.650%, 09/10/2012	421,000	447,107
5.700%, 02/15/2017	245,000	282,721
Hypermarcas SA
6.500%, 04/20/2021 (S)	340,000	339,150
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)	860,000	903,774
Kraft Foods, Inc.
5.625%, 11/01/2011	28,000	28,570
6.125%, 02/01/2018	580,000	667,262
Kroger Company
6.800%, 12/15/2018	920,000	1,102,219
7.000%, 05/01/2018	580,000	693,059
Lorillard Tobacco Company
6.875%, 05/01/2020	695,000	773,994
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,161,583
Nabisco, Inc.
7.550%, 06/15/2015	229,000	269,349
Philip Morris International, Inc.
4.875%, 05/16/2013	300,000	322,753
Reddy Ice Corp.
11.250%, 03/15/2015	1,005,000	1,037,663
Revlon Consumer Products Corp.
9.750%, 11/15/2015	940,000	1,022,250
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	553,367
SUPERVALU, Inc.
7.500%, 11/15/2014	500,000	511,250
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	208,000	220,329
Tesco PLC
6.150%, 11/15/2037 (S)	570,000	642,440
Yankee Candle Company, Inc.
8.500%, 02/15/2015	1,035,000	1,077,694

		23,181,702
Energy - 5.01%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	305,000	306,906
6.250%, 06/01/2021	665,000	676,638
Anadarko Finance Company
7.500%, 05/01/2031	1,500,000	1,778,855
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,600,000	1,703,736
8.700%, 03/15/2019	500,000	643,811
Apache Corp.
6.900%, 09/15/2018	455,000	558,197
BJ Services Company
6.000%, 06/01/2018	880,000	1,037,421
BP Capital Markets PLC
4.750%, 03/10/2019	1,000,000	1,058,622
Bumi Investment Pte, Ltd.
10.750%, 10/06/2017 (S)	420,000	479,850
Chesapeake Energy Corp.
6.125%, 02/15/2021	630,000	641,025
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	10,317
ConocoPhillips Canada Funding
Company
5.950%, 10/15/2036	1,000,000	1,106,442
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,095,000	1,451,675

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Devon Energy Corp.
5.625%, 01/15/2014	$400,000	$445,280
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,060,000	1,408,239
Drummond Company, Inc.
7.375%, 02/15/2016	775,000	792,438
Duke Capital LLC
6.750%, 02/15/2032	511,000	574,518
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	540,000	619,961
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	696,992
7.500%, 04/15/2038	600,000	747,070
EnCana Corp.
6.500%, 08/15/2034	1,000,000	1,119,482
Energy Transfer Partners LP
5.950%, 02/01/2015	305,000	341,007
6.700%, 07/01/2018	1,000,000	1,151,458
7.500%, 07/01/2038	1,685,000	2,003,212
9.700%, 03/15/2019	655,000	871,941
Enersis SA
7.375%, 01/15/2014	12,000	13,464
Enterprise Products Operating LLC
6.125%, 10/15/2039	1,000,000	1,046,313
6.300%, 09/15/2017	820,000	952,368
6.875%, 03/01/2033	209,000	238,228
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,470,000	1,477,350
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	1,045,000	1,102,475
EV Energy Partners LP/EV Energy
Finance Corp.
8.000%, 04/15/2019 (S)	1,010,000	1,050,400
Gibson Energy ULC/GEP Midstream
Finance Corp.
10.000%, 01/15/2018	650,000	796,250
Kerr-McGee Corp.
6.950%, 07/01/2024	1,855,000	2,142,918
Kinder Morgan Energy Partners LP
5.800%, 03/15/2035	208,000	207,979
7.300%, 08/15/2033	212,000	247,567
7.750%, 03/15/2032	480,000	584,177
Kinder Morgan Finance Company
5.700%, 01/05/2016	1,635,000	1,735,144
Linn Energy LLC/Linn Energy
Finance Corp.
8.625%, 04/15/2020	505,000	552,975
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	878,279
Marathon Petroleum Corp.
6.500%, 03/01/2041 (S)	615,000	659,987
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.
6.500%, 08/15/2021	1,170,000	1,183,163
McMoRan Exploration Company
11.875%, 11/15/2014	530,000	575,050
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	530,000	631,640
Nabors Industries, Inc.
5.000%, 09/15/2020	1,000,000	1,035,230

The accompanying notes are an integral part of the financial statements.	3

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Nexen, Inc.
5.875%, 03/10/2035	$212,000	$208,249
6.400%, 05/15/2037	625,000	646,343
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	1,000,000	1,126,448
Niska Gas Storage US LLC/Niska Gas
Storage Canada ULC
8.875%, 03/15/2018	920,000	989,000
Noble Holding International, Ltd.
6.200%, 08/01/2040	500,000	542,443
NuStar Logistics LP
4.800%, 09/01/2020	505,000	517,474
7.650%, 04/15/2018	1,110,000	1,328,083
OGX Petroleo e Gas Participacoes SA
8.500%, 06/01/2018 (S)	965,000	967,184
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	1,392,476
Petro-Canada
6.050%, 05/15/2018	396,000	454,601
Plains All American Pipeline LP/PAA
Finance Corp.
8.750%, 05/01/2019	500,000	643,993
Precision Drilling Corp.
6.625%, 11/15/2020 (S)	675,000	695,250
Southern Union Company (7.200% to
11/01/2011, then 3 month
LIBOR + 3.018%)
11/01/2066	610,000	596,275
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,845,000	2,104,202
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	876,459
Talisman Energy, Inc.
6.250%, 02/01/2038	1,150,000	1,260,385
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	795,388
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)	460,000	490,701
Thermon Industries, Inc.
9.500%, 05/01/2017	140,000	149,450
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019	400,000	497,342
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	2,565,000	2,620,307
Transocean, Inc.
6.800%, 03/15/2038	750,000	832,067
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	565,000	596,075
Valero Logistics Operations LP
6.050%, 03/15/2013	248,000	265,345
Weatherford International, Ltd.
6.500%, 08/01/2036	1,100,000	1,173,819
Williams Partners LP/Williams Partners
Finance Corp.
7.250%, 02/01/2017	1,940,000	2,333,967

		63,439,376
Financials - 18.65%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	1,015,000	1,020,446
Aflac, Inc.
6.900%, 12/17/2039	590,000	647,299
8.500%, 05/15/2019	995,000	1,234,075

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Alfa Bank OJSC Via Alfa Bond
Issuance PLC
7.750%, 04/28/2021 (S)	$375,000	$383,554
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	490,000	562,246
AMB Property LP
6.125%, 12/01/2016	1,367,000	1,518,078
American Express Bank FSB
6.000%, 09/13/2017	805,000	922,659
American Express Company
7.000%, 03/19/2018	1,020,000	1,224,968
American International Group, Inc.
5.450%, 05/18/2017	1,000,000	1,047,657
6.400%, 12/15/2020	3,000,000	3,267,378
AON Corp.
8.205%, 01/01/2027	820,000	961,388
Assurant, Inc.
5.625%, 02/15/2014	209,000	224,511
6.750%, 02/15/2034	550,000	569,171
Assured Guaranty Municipal
Holdings, Inc. (6.400% to 12/15/2036,
then 1 month LIBOR + 2.215%)
12/15/2066 (S)	795,000	628,050
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	3,335,000	3,251,625
AvalonBay Communities, Inc.
5.500%, 01/15/2012	319,000	328,047
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	985,000	903,738
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	1,000,000	910,000
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	440,000	433,950
Banco Santander Chile
5.375%, 12/09/2014 (S)	5,000	5,241
Bank of America Corp.
5.625%, 07/01/2020	2,000,000	2,100,332
5.650%, 05/01/2018	565,000	603,552
5.750%, 12/01/2017	849,000	920,769
6.500%, 08/01/2016	690,000	780,589
7.625%, 06/01/2019	685,000	814,217
Bank of America NA
5.300%, 03/15/2017	320,000	338,357
6.000%, 10/15/2036	880,000	897,264
Barclays Bank PLC
5.140%, 10/14/2020	720,000	704,678
6.050%, 12/04/2017 (S)	735,000	792,363
BB&T Corp.
3.200%, 03/15/2016	500,000	510,219
BBVA Bancomer SA
6.500%, 03/10/2021 (S)	1,170,000	1,179,774
Beaver Valley Funding
9.000%, 06/01/2017	1,920,000	2,086,080
BioMed Realty LP
6.125%, 04/15/2020	280,000	302,839
Blackstone Holdings Finance
Company LLC
5.875%, 03/15/2021 (S)	2,000,000	2,018,304
BNP Paribas
5.000%, 01/15/2021	920,000	938,418
Bosphorus Financial Services, Ltd.
2.061%, 02/15/2012 (P)(S)	70,312	69,669

The accompanying notes are an integral part of the financial statements.	4

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Boston Properties LP
6.250%, 01/15/2013	$52,000	$56,124
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
09/30/2019 (Q)(S)	255,000	300,841
Brandywine Operating Partnership LP
7.500%, 05/15/2015	870,000	1,000,892
BRE Properties, Inc.
5.500%, 03/15/2017	1,430,000	1,573,735
BTA Bank JSC
7.200%, 07/01/2025 (S)	796	410
07/01/2020 (S)(P)	7,264	363
BTA Bank JSC (10.750% to 01/01/2013,
then 12.500%)
07/01/2018 (S)	3,516	3,138
Camden Property Trust
5.000%, 06/15/2015	216,000	233,907
Capital One Bank USA NA
8.800%, 07/15/2019	425,000	546,251
Capital One Financial Corp.
6.150%, 09/01/2016	1,545,000	1,727,395
6.750%, 09/15/2017	550,000	657,941
Capmark Financial Group, Inc.
5.875%, 05/10/2012 (H)	1,300,000	786,322
Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067	690,000	731,400
Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month LIBOR + 2.490%)
04/15/2015 (Q)(S)	500,000	510,000
Citigroup, Inc.
5.375%, 08/09/2020	1,500,000	1,580,499
5.625%, 08/27/2012	219,000	229,654
5.850%, 12/11/2034	970,000	996,257
6.125%, 11/21/2017 to 05/15/2018	4,080,000	4,586,553
8.500%, 05/22/2019	1,030,000	1,293,488
CNA Financial Corp.
6.500%, 08/15/2016	2,005,000	2,258,979
7.250%, 11/15/2023	1,210,000	1,382,368
CNO Financial Group, Inc.
9.000%, 01/15/2018 (S)	820,000	885,600
Colonial Properties Trust
6.250%, 06/15/2014	211,000	226,468
Commonwealth Bank of Australia
5.000%, 03/19/2020 (S)	925,000	975,268
CommonWealth REIT
6.250%, 06/15/2017	275,000	304,209
6.650%, 01/15/2018	750,000	846,432
Corporacion Andina de Fomento
5.200%, 05/21/2013	214,000	228,404
6.875%, 03/15/2012	20,000	20,876
Credit Suisse AG (3 month
LIBOR + 0.690% to 05/15/2017, then
3 month LIBOR + 1.690%)
0.951%, 05/15/2017 (Q)	1,735,000	1,411,405
Credit Suisse New York
4.375%, 08/05/2020	885,000	897,803
5.300%, 08/13/2019	755,000	825,485
Crown Castle Towers LLC
4.174%, 08/15/2017 (S)	2,000,000	2,041,592
4.883%, 08/15/2020 (S)	1,210,000	1,226,329
6.113%, 01/15/2020 (S)	1,045,000	1,149,297
Developers Diversified Realty Corp.
5.375%, 10/15/2012	500,000	517,967

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Developers Diversified Realty Corp. (continued)
7.500%, 04/01/2017	$1,100,000	$1,277,818
Dexus Property Group
7.125%, 10/15/2014 (S)	1,110,000	1,254,693
Discover Bank
7.000%, 04/15/2020	695,000	792,247
Discover Financial Services
10.250%, 07/15/2019	1,450,000	1,933,542
Dresdner Bank AG
7.250%, 09/15/2015	281,000	307,335
Duke Realty LP
5.950%, 02/15/2017	1,505,000	1,664,241
6.250%, 05/15/2013	1,000,000	1,084,247
6.750%, 03/15/2020	785,000	899,469
8.250%, 08/15/2019	680,000	837,565
Endurance Specialty Holdings, Ltd.
7.000%, 07/15/2034	800,000	808,053
ERP Operating LP
5.125%, 03/15/2016	670,000	733,065
5.750%, 06/15/2017	775,000	873,860
6.625%, 03/15/2012	748,000	781,310
First Tennessee Bank NA
5.050%, 01/15/2015	900,000	945,203
General Electric Capital Corp.
0.741%, 08/15/2036 (P)	1,270,000	1,023,101
4.375%, 09/16/2020	885,000	881,814
5.300%, 02/11/2021	485,000	509,405
5.450%, 01/15/2013	261,000	279,076
5.625%, 05/01/2018	1,225,000	1,354,500
6.000%, 08/07/2019	890,000	996,808
Genworth Financial, Inc.
7.700%, 06/15/2020	2,000,000	2,120,668
Genworth Financial, Inc. (6.150% to
11/15/2016, then 3 month
LIBOR + 2.003%)
11/15/2066	500,000	386,250
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR +2.125%)
02/12/2067 (S)	5,595,000	5,140,406
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,575,000	1,641,939
GTP Towers Issuer LLC
8.112%, 02/15/2015 (S)	2,120,000	2,231,315
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	470,000	512,657
6.800%, 06/15/2018 (S)	1,570,000	1,787,440
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	8,000	8,398
6.300%, 03/15/2018	985,000	1,088,841
6.625%, 03/30/2040	560,000	598,016
HBOS PLC (5.375% to 11/01/2013, then
3 month LIBOR + 1.703%)
11/01/2013 (I)(Q)(S)	22,000	16,170
HCP, Inc.
5.375%, 02/01/2021	1,545,000	1,621,813
6.300%, 09/15/2016	1,000,000	1,135,310
Health Care REIT, Inc.
4.700%, 09/15/2017	500,000	519,113
4.950%, 01/15/2021	905,000	894,591
6.000%, 11/15/2013	215,000	235,872
6.200%, 06/01/2016	810,000	906,593
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	962,000	1,094,734

The accompanying notes are an integral part of the financial statements.	5

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Hospitality Properties Trust
6.750%, 02/15/2013	$1,212,000	$1,277,058
HSBC Finance Corp.
6.676%, 01/15/2021 (S)	1,834,000	1,964,669
HSBC Holdings PLC
6.500%, 09/15/2037	1,070,000	1,144,190
ICICI Bank, Ltd.
5.750%, 11/16/2020 (S)	1,080,000	1,079,807
International Lease Finance Corp.
6.375%, 03/25/2013	540,000	567,000
Jefferies Group, Inc.
5.125%, 04/13/2018	1,000,000	1,011,735
6.875%, 04/15/2021	570,000	626,795
8.500%, 07/15/2019	3,015,000	3,655,570
JPMorgan Chase & Company
3.700%, 01/20/2015	641,000	671,635
4.250%, 10/15/2020	1,810,000	1,780,560
6.000%, 01/15/2018	1,910,000	2,155,897
6.300%, 04/23/2019	1,267,000	1,446,901
JPMorgan Chase & Company, Series 1
(7.900% to 04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	980,000	1,079,343
Kimco Realty Corp.
5.700%, 05/01/2017	690,000	776,796
6.875%, 10/01/2019	545,000	639,260
Lehman Brothers Holdings, Inc.
01/26/2017 (H)	1,120,000	287,000
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	1,500,000	1,474,506
6.500%, 03/15/2035 (S)	683,000	687,039
7.800%, 03/15/2037 (S)	1,555,000	1,617,200
Liberty Property LP
5.500%, 12/15/2016	1,565,000	1,729,834
Lincoln National Corp.
7.000%, 06/15/2040	355,000	416,716
8.750%, 07/01/2019	1,605,000	2,077,456
Lincoln National Corp. (6.050% to
04/20/17, then 3 month
LIBOR + 2.040%)
04/20/2067	1,430,000	1,401,400
Lincoln National Corp. (7.000% to
5/17/2016, then 3 month
LIBOR + 2.358%)
05/17/2066	1,263,000	1,294,575
Lloyds TSB Bank PLC
5.800%, 01/13/2020 (S)	270,000	275,627
6.375%, 01/21/2021	975,000	1,031,929
Lloyds TSB Group PLC (6.267% to
11/14/2016, then 3 month LIBOR
+1.035%)
11/14/2016 (I)(Q)(S)	545,000	445,538
Lloyds TSB Group PLC (6.413% to
10/01/2035, then 3 month
LIBOR + 1.496%)
10/01/2035 (I)(Q)(S)	1,585,000	1,232,338
Mack-Cali Realty LP
7.750%, 08/15/2019	680,000	837,964
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	655,000	669,310
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	645,000	664,527
Markel Corp.
6.800%, 02/15/2013	325,000	349,486

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)		$350,000	$504,531
Merrill Lynch & Company, Inc.
0.483%, 06/05/2012 (P)		472,000	470,726
0.823%, 05/02/2017 (P)		1,000,000	896,332
6.875%, 04/25/2018		1,745,000	1,988,644
7.750%, 05/14/2038		1,695,000	1,989,532
MetLife, Inc.
6.400%, 12/15/2036		2,000,000	1,993,702
10.750%, 08/01/2039		340,000	481,984
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)		405,000	432,288
Morgan Stanley
0.726%, 10/18/2016 (P)		830,000	776,419
5.500%, 07/24/2020		4,200,000	4,321,241
5.625%, 09/23/2019		1,000,000	1,058,695
5.750%, 01/25/2021		335,000	350,362
5.950%, 12/28/2017		290,000	318,165
6.000%, 04/28/2015		1,000,000	1,109,684
6.625%, 04/01/2018		140,000	157,593
7.300%, 05/13/2019		1,315,000	1,514,320
10.090%, 05/03/2017 (S)(D)	BRL	4,195,000	2,612,320
MPT Operating Partnership LP/MPT
Finance Corp.
6.875%, 05/01/2021 (S)		$605,000	608,025
National City Bank
0.623%, 06/07/2017 (P)		1,005,000	945,889
Nationstar Mortgage/Nationstar
Capital Corp.
10.875%, 04/01/2015 (S)		720,000	756,000
Nelnet, Inc. (7.400% to 09/29/2011, then
3 month LIBOR + 3.375%)
09/29/2036		1,420,000	1,266,406
New York Life Insurance Company
6.750%, 11/15/2039 (S)		770,000	912,222
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)		873,000	822,148
Pacific Life Insurance Company
9.250%, 06/15/2039 (S)		940,000	1,282,220
Pinafore LLC/Pinafore, Inc.
9.000%, 10/01/2018 (S)		275,000	301,813
PNC Financial Services Group, Inc.
(8.250% to 05/21/2013 then 3 month
LIBOR + 4.220%)
05/21/2013 (Q)		760,000	806,347
Post Apartment Homes LP
4.750%, 10/15/2017		405,000	412,475
ProLogis
5.625%, 11/15/2016		1,075,000	1,158,027
5.750%, 04/01/2016		755,000	819,890
7.625%, 08/15/2014		760,000	875,323
Prudential Financial, Inc.
4.750%, 04/01/2014		227,000	245,305
5.375%, 06/21/2020		700,000	752,994
6.200%, 01/15/2015		555,000	628,843
7.375%, 06/15/2019		975,000	1,169,335
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (S)(Q)		1,862,000	2,423,952
Realogy Corp.
7.875%, 02/15/2019 (S)		470,000	472,350
Realty Income Corp.
5.950%, 09/15/2016		560,000	629,906

The accompanying notes are an integral part of the financial statements.	6

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Reckson Operating Partnership LP
7.750%, 03/15/2020	$415,000	$480,810
Regions Bank/Birmingham AL
6.450%, 06/26/2037	1,500,000	1,400,700
Regions Financial Corp.
0.479%, 06/26/2012 (P)	575,000	559,239
4.875%, 04/26/2013	500,000	513,748
7.750%, 11/10/2014	1,140,000	1,249,782
Santander Holdings USA, Inc.
4.625%, 04/19/2016	310,000	319,078
Santander Issuances SA (6.500% to
11/15/2014, then 3 month
LIBOR + 3.920%)
08/11/2019 (S)	400,000	423,218
Simon Property Group LP
5.750%, 12/01/2015	530,000	600,144
5.875%, 03/01/2017	595,000	678,445
10.350%, 04/01/2019	480,000	677,516
SLM Corp.
0.574%, 01/27/2014 (P)	1,840,000	1,753,054
StanCorp Financial Group, Inc. (6.900%
to 06/01/2017, then 3 month
LIBOR + 0.251%)
06/01/2067	650,000	642,650
Standard Chartered PLC
6.400%, 09/26/2017 (S)	1,000,000	1,121,928
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	350,000	367,668
Teachers Insurance & Annuity
Association of America
6.850%, 12/16/2039 (S)	1,505,000	1,778,689
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	4,650,000	3,999,000
The Bear Stearns Companies LLC
0.444%, 11/28/2011 (P)	640,000	640,800
7.250%, 02/01/2018	1,325,000	1,589,629
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	300,000	309,365
5.500%, 11/15/2014	447,000	488,990
5.950%, 01/18/2018	1,500,000	1,625,016
6.000%, 05/01/2014	645,000	710,000
6.150%, 04/01/2018	1,830,000	2,006,474
6.450%, 05/01/2036	2,000,000	1,958,628
6.750%, 10/01/2037	2,420,000	2,431,585
7.500%, 02/15/2019	460,000	539,200
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	780,000	819,718
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	575,000	619,075
UBS AG/Stamford CT
5.875%, 12/20/2017	550,000	622,782
Unum Group
7.125%, 09/30/2016	785,000	913,897
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	1,340,000	1,517,094
USB Realty Corp. (6.091% to
01/15/2012, then 3 month
LIBOR + 1.147%)
01/15/2012 (Q)(S)	825,000	715,688
Ventas Realty LP/Ventas Capital Corp.
4.750%, 06/01/2021	960,000	956,824
Vornado Realty LP
4.250%, 04/01/2015	2,500,000	2,620,723

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
W.R. Berkley Corp.
5.600%, 05/15/2015	$795,000	$862,729
6.150%, 08/15/2019	14,000	15,347
Wachovia Bank NA
5.850%, 02/01/2037	835,000	875,626
6.600%, 01/15/2038	840,000	969,259
WCI Finance LLC/WEA Finance LLC
5.400%, 10/01/2012 (S)	610,000	643,762
5.700%, 10/01/2016 (S)	1,000,000	1,114,364
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
6.750%, 09/02/2019 (S)	575,000	669,641
Wells Fargo & Company
3.676%, 06/15/2016	845,000	878,095
Weyerhaeuser Company
7.375%, 03/15/2032	1,690,000	1,886,495
White Mountains Re Group, Ltd.
(7.506% to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	3,940,000	3,895,636
Willis Group Holdings PLC
5.750%, 03/15/2021	885,000	918,303
Willis North America, Inc.
7.000%, 09/29/2019	1,215,000	1,376,030
XL Group PLC., Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	1,275,000	1,203,281

		235,888,029
Health Care - 0.99%
Alere, Inc.
7.875%, 02/01/2016	940,000	981,125
8.625%, 10/01/2018	465,000	489,413
Allergan, Inc.
5.750%, 04/01/2016	400,000	458,957
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	480,000	487,200
BioScrip, Inc.
10.250%, 10/01/2015	730,000	758,288
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015	961,137	974,353
Cigna Corp.
6.150%, 11/15/2036	500,000	533,891
Community Health Systems, Inc.
8.875%, 07/15/2015	1,165,000	1,202,863
Coventry Health Care, Inc.
5.875%, 01/15/2012	225,000	231,176
6.300%, 08/15/2014	420,000	452,464
Covidien International Finance SA
6.000%, 10/15/2017	610,000	717,327
Gentiva Health Services, Inc.
11.500%, 09/01/2018	120,000	135,150
HCA, Inc.
8.500%, 04/15/2019	440,000	492,250
Medco Health Solutions, Inc.
7.125%, 03/15/2018	1,010,000	1,213,746
Merck & Company, Inc.
5.300%, 12/01/2013	218,000	240,496
Teva Pharmaceutical
Finance Company LLC
5.550%, 02/01/2016	170,000	193,170
6.150%, 02/01/2036	170,000	189,367
UnitedHealth Group, Inc.
4.875%, 02/15/2013	225,000	239,038

The accompanying notes are an integral part of the financial statements.	7

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
UnitedHealth Group, Inc. (continued)
5.375%, 03/15/2016	$15,000	$16,903
5.800%, 03/15/2036	115,000	119,309
Valeant
Pharmaceuticals International, Inc.
6.750%, 10/01/2017 (S)	185,000	183,150
6.875%, 12/01/2018 (S)	765,000	753,525
WellPoint, Inc.
5.000%, 12/15/2014	208,000	230,447
6.375%, 06/15/2037	415,000	464,933
Wyeth
5.500%, 03/15/2013	670,000	725,831

		12,484,372
Industrials - 3.30%
Aircastle, Ltd.
9.750%, 08/01/2018	530,000	597,575
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	503,674	523,821
Asciano Finance, Ltd.
4.625%, 09/23/2020 (S)	1,205,000	1,177,578
BAE Systems Asset Trust
6.664%, 09/15/2013 (S)	25,465	27,350
BE Aerospace, Inc.
8.500%, 07/01/2018	720,000	797,400
Bombardier, Inc.
7.750%, 03/15/2020 (S)	610,000	689,300
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	986,990
5.500%, 03/15/2016	405,000	464,599
7.150%, 02/15/2019	450,000	562,235
Coleman Cable, Inc.
9.000%, 02/15/2018	540,000	572,400
Colt Defense LLC/Colt Finance Corp.
8.750%, 11/15/2017	500,000	437,500
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	450,494	476,397
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	429,364	452,464
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	77,425	77,719
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	819,170	842,762
CSX Corp.
7.375%, 02/01/2019	727,000	895,143
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	1,649,111	1,673,848
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	922,254	959,144
Delta Air Lines 2010-1 Class A
Pass Through Trust
6.200%, 07/02/2018	336,019	346,100
7.027%, 11/01/2019	523,033	533,494
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	580,000	581,450
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)	543,000	585,083

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Eaton Corp.
4.900%, 05/15/2013	$450,000	$488,330
Embraer Overseas, Ltd.
6.375%, 01/15/2020	890,000	963,425
Garda World Security Corp.
9.750%, 03/15/2017 (S)	240,000	256,800
General Electric Company
5.000%, 02/01/2013	247,000	263,454
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021 (S)	710,000	741,063
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	650,000	711,750
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018	735,000	814,013
Kratos Defense & Security
Solutions, Inc.
10.000%, 06/01/2017	575,000	632,500
Masco Corp.
5.850%, 03/15/2017	705,000	721,087
7.125%, 03/15/2020	750,000	783,527
Navios Maritime Holdings, Inc./Navios
Maritime Finance II U.S., Inc.
8.125%, 02/15/2019 (S)	550,000	550,000
Navios South American
Logistics, Inc./Navios Logistics
Finance
9.250%, 04/15/2019 (S)	775,000	790,500
Northwest Airlines 2002-1 Class G-2
Pass Through Trust
6.264%, 11/20/2021	1,217,384	1,237,227
Odebrecht Finance, Ltd.
7.000%, 04/21/2020 (S)	685,000	753,500
7.500%, 09/14/2015 (Q)(S)	160,000	162,240
Parker Hannifin Corp.
5.500%, 05/15/2018	1,000,000	1,147,089
Pentair, Inc.
5.000%, 05/15/2021	735,000	742,432
Steelcase, Inc.
6.375%, 02/15/2021	1,050,000	1,098,367
Textron, Inc.
5.600%, 12/01/2017	1,076,000	1,161,614
The Hertz Corp.
6.750%, 04/15/2019 (S)	1,505,000	1,520,050
TransDigm, Inc.
7.750%, 12/15/2018 (S)	1,195,000	1,269,688
Tutor Perini Corp.
7.625%, 11/01/2018 (S)	830,000	824,813
Tyco Electronics Group SA
6.550%, 10/01/2017	730,000	865,915
7.125%, 10/01/2037	501,000	625,351
Tyco International Finance SA
8.500%, 01/15/2019	400,000	508,643
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	905,000	877,850
Union Pacific Corp.
5.700%, 08/15/2018	785,000	901,597
United Air Lines 2009-1 Pass
Through Trust
10.400%, 11/01/2016	313,647	357,149
United Air Lines 2009-2A Pass
Through Trust
9.750%, 01/15/2017	1,028,980	1,178,182

The accompanying notes are an integral part of the financial statements.	8

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
United Air Lines, Inc.
9.875%, 08/01/2013 (S)	$189,000	$201,758
USG Corp.
6.300%, 11/15/2016	1,000,000	945,000
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	1,070,000	1,126,175
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,065,000	1,130,178
Western Express, Inc.
12.500%, 04/15/2015 (S)	1,170,000	1,137,825

		41,749,444
Information Technology - 0.34%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,275,000	1,364,250
Equinix, Inc.
8.125%, 03/01/2018	465,000	502,200
Science Applications International Corp.
5.500%, 07/01/2033	825,000	852,642
Vangent, Inc.
9.625%, 02/15/2015	1,520,000	1,535,200

		4,254,292
Materials - 2.41%
Alcan, Inc.
5.000%, 06/01/2015	6,000	6,617
Alcoa, Inc.
5.400%, 04/15/2021	670,000	686,444
5.720%, 02/23/2019	150,000	161,457
Allegheny Technologies, Inc.
5.950%, 01/15/2021	310,000	339,684
9.375%, 06/01/2019	625,000	815,908
American Pacific Corp.
9.000%, 02/01/2015	530,000	519,400
ArcelorMittal
6.750%, 03/01/2041	660,000	665,418
9.850%, 06/01/2019	800,000	1,030,358
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	2,245,000	2,468,378
Building Materials Corp. of America
6.750%, 05/01/2021 (S)	560,000	564,200
Cliffs Natural Resources, Inc.
6.250%, 10/01/2040	740,000	756,017
Commercial Metals Company
7.350%, 08/15/2018	650,000	719,022
Corporacion Nacional del Cobre
5.500%, 10/15/2013 (S)	209,000	225,998
Fufeng Group, Ltd.
7.625%, 04/13/2016 (S)	890,000	838,825
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	1,950,000	2,027,193
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	660,000	661,650
Graphic Packaging International, Inc.
7.875%, 10/01/2018	220,000	239,800
9.500%, 06/15/2017	495,000	551,925
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	944,406
International Paper Company
9.375%, 05/15/2019	935,000	1,228,497
JMC Steel Group
8.250%, 03/15/2018 (S)	440,000	454,300
Mercer International, Inc.
9.500%, 12/01/2017	240,000	263,100

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Metinvest BV
8.750%, 02/14/2018 (S)		$970,000	$1,028,113
Nalco Company
6.625%, 01/15/2019 (S)		395,000	410,306
Polymer Group, Inc.
7.750%, 02/01/2019 (S)		210,000	216,300
Pretium Packaging LLC/Pretium
Finance, Inc.
11.500%, 04/01/2016 (S)		410,000	420,763
Rain CII Carbon LLC/CII Carbon Corp.
8.000%, 12/01/2018 (S)		1,235,000	1,324,538
Severstal Columbus LLC
10.250%, 02/15/2018		225,000	249,750
Sterling Chemicals, Inc.
10.250%, 04/01/2015		655,000	676,288
Taseko Mines, Ltd.
7.750%, 04/15/2019		320,000	324,800
Teck Resources, Ltd.
10.750%, 05/15/2019		2,335,000	2,974,090
Temple-Inland, Inc.
6.625%, 01/15/2018		1,835,000	2,049,157
The Dow Chemical Company
5.700%, 05/15/2018		700,000	780,389
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018 (S)		370,000	374,163
U.S. Corrugated, Inc.
10.000%, 06/12/2013		110,000	108,350
Vale Overseas, Ltd.
6.875%, 11/10/2039		785,000	868,336
Verso Paper Holdings LLC/Verso
Paper, Inc.
8.750%, 02/01/2019 (S)		225,000	225,000
Westvaco Corp.
7.950%, 02/15/2031		1,025,000	1,117,158
Winsway Coking Coal Holding, Ltd.
8.500%, 04/08/2016 (S)		1,170,000	1,143,675

			30,459,773
Telecommunication Services - 1.70%
Affinion Group Holdings, Inc.
11.625%, 11/15/2015 (S)		610,000	617,625
America Movil SAB de CV
5.000%, 03/30/2020		1,005,000	1,063,568
AT&T, Inc.
5.100%, 09/15/2014		16,000	17,707
5.350%, 09/01/2040		257,000	245,123
5.600%, 05/15/2018		500,000	562,237
5.625%, 06/15/2016		12,000	13,618
6.300%, 01/15/2038		500,000	534,716
6.450%, 06/15/2034		580,000	628,730
Axtel SAB de CV
9.000%, 09/22/2019 (S)		400,000	397,000
Bakrie Telecom Pte, Ltd.
11.500%, 05/07/2015 (S)		900,000	940,500
BellSouth Corp.
6.000%, 11/15/2034		820,000	851,033
6.550%, 06/15/2034		420,000	465,169
British Telecommunications PLC
5.950%, 01/15/2018		10,000	11,215
Citizens Communications Company
9.000%, 08/15/2031		900,000	939,375
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018		870,000	1,043,790
7.125%, 07/11/2011	EUR	1,000	1,447

The accompanying notes are an integral part of the financial statements.	9

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Deutsche Telekom International
Finance BV (continued)
8.750%, 06/15/2030	$227,000	$310,545
Embarq Corp.
7.995%, 06/01/2036	1,270,000	1,385,501
Frontier Communications Corp.
8.250%, 05/01/2014	460,000	509,450
8.500%, 04/15/2020	1,005,000	1,101,731
NII Capital Corp.
8.875%, 12/15/2019	885,000	980,138
10.000%, 08/15/2016	560,000	642,600
SBA Telecommunications, Inc.
8.000%, 08/15/2016	305,000	331,306
SBA Tower Trust
5.101%, 04/15/2017 (S)	940,000	979,950
Singapore Telecommunications, Ltd.
6.375%, 12/01/2011 (S)	9,000	9,234
Sprint Capital Corp.
6.875%, 11/15/2028	900,000	873,000
8.375%, 03/15/2012	207,000	216,833
8.750%, 03/15/2032	685,000	756,069
Telecom Italia Capital SA
7.200%, 07/18/2036	1,610,000	1,637,104
7.721%, 06/04/2038	640,000	684,644
Verizon Communications, Inc.
6.100%, 04/15/2018	910,000	1,048,945
6.900%, 04/15/2038	450,000	526,189
Verizon of New York, Inc.
6.875%, 04/01/2012	15,000	15,761
West Corp.
11.000%, 10/15/2016	1,065,000	1,143,544

		21,485,397
Utilities - 3.01%
AES Gener SA
7.500%, 03/25/2014	218,000	241,106
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	1,215,000	1,276,432
American Electric Power Company, Inc.
5.250%, 06/01/2015	210,000	231,504
American Water Capital Corp.
6.085%, 10/15/2017	600,000	693,616
Appalachian Power Company
5.800%, 10/01/2035	39,000	40,000
7.000%, 04/01/2038	425,000	506,724
Arizona Public Service Company
5.500%, 09/01/2035	222,000	224,811
BVPS II Funding Corp.
8.890%, 06/01/2017	242,000	275,136
CenterPoint Energy Houston
Electric LLC
6.950%, 03/15/2033	10,000	12,182
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021 (S)	202,000	205,433
6.000%, 05/15/2018	1,000,000	1,133,117
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,152,740
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)	725,000	741,313
CMS Energy Corp.
6.250%, 02/01/2020	1,680,000	1,831,943
Commonwealth Edison Company
5.800%, 03/15/2018	2,235,000	2,535,371

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Constellation Energy Group, Inc.
7.600%, 04/01/2032	$246,000	$298,938
Dominion Resources, Inc.
5.000%, 03/15/2013	575,000	614,855
5.700%, 09/17/2012	207,000	219,659
Dominion Resources, Inc. (6.300% to
09/30/2011, then 3 month
LIBOR + 2.300%)
09/30/2066	1,800,000	1,782,000
Enel Finance International NV
6.250%, 09/15/2017 (S)	565,000	643,788
Exelon Generation Company LLC
6.250%, 10/01/2039	680,000	706,272
FirstEnergy Corp.
6.450%, 11/15/2011	9,000	9,211
7.375%, 11/15/2031	676,000	785,961
FPL Group Capital, Inc. (6.350% to
10/31/2016, then 3 month
LIBOR + 2.068%)
10/01/2066	650,000	650,000
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	1,425,000	1,410,750
Ipalco Enterprises, Inc.
5.000%, 05/01/2018 (S)	1,090,000	1,098,139
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	2,220,000	2,418,299
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	710,000	768,011
Michigan Consolidated Gas Company
5.700%, 03/15/2033	14,000	14,524
Midwest Generation LLC, Series B
8.560%, 01/02/2016	861,166	899,919
National Grid PLC
6.300%, 08/01/2016	485,000	560,023
Nevada Power Company
6.650%, 04/01/2036	530,000	624,421
NRG Energy, Inc.
7.625%, 01/15/2018 (S)	930,000	939,300
8.250%, 09/01/2020	875,000	896,875
NV Energy, Inc.
6.250%, 11/15/2020	625,000	652,051
Pacific Gas & Electric Company
8.250%, 10/15/2018	455,000	590,740
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,119,660
PNPP II Funding Corp.
9.120%, 05/30/2016	163,000	183,051
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	1,055,000	1,047,088
PSEG Power LLC
5.000%, 04/01/2014	214,000	230,200
8.625%, 04/15/2031	214,000	283,047
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,145,975
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	171,337	184,501
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,167,535
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	840,000	968,126

The accompanying notes are an integral part of the financial statements.	10

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	$16,000	$17,353
TransAlta Corp.
6.650%, 05/15/2018	580,000	668,567
Veolia Environnement
6.000%, 06/01/2018	600,000	687,458
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	692,554
W3A Funding Corp.
8.090%, 01/02/2017	1,311,249	1,320,349
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	650,000	658,125

		38,058,753

TOTAL CORPORATE BONDS (Cost $477,483,597)		$516,780,798

CAPITAL PREFERRED SECURITIES - 2.28%
Financials - 2.28%
Allfirst Preferred Capital Trust
1.778%, 07/15/2029 (P)	310,000	272,959
BAC Capital Trust XIII
0.710%, 03/15/2012 (P)(Q)	640,000	466,133
BAC Capital Trust XIV (5.630% to
03/15/2012, then 3 month
LIBOR + 0.400%)
03/15/2012 (Q)	1,275,000	997,688
BAC Capital Trust XV
1.054%, 06/01/2056 (P)	925,000	697,092
Catlin Insurance Company, Ltd. (7.249%
to 01/19/2017, then 3 month
LIBOR + 2.975%)
01/19/2017 (Q)(S)	2,000,000	1,920,000
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%)
04/15/2037	1,995,000	1,980,038
Goldman Sachs Capital II (5.793% to
06/01/2012, then 3 month
LIBOR + 0.768%)
06/01/2012 (Q)	2,760,000	2,304,600
ILFC E-Capital Trust II (6.25% to
12/21/2015, then 1.80% + Highest of
3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)	2,250,000	1,980,000
JPMorgan Chase Capital XXIII (1.261%
to 05/15/2047, then 3 month
LIBOR + 2.030%)
05/15/2047	915,000	767,235
MBNA Capital
1.073%, 02/01/2027 (P)	23,000	18,645
Mellon Capital IV (6.244% to
06/20/2012, then 3 month
LIBOR + 0.565%)
06/20/2012 (Q)	400,000	368,000
MetLife Capital Trust X (9.250% to
04/08/2038 then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	395,000	501,650

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
PNC Preferred Funding Trust I (6.113%
to 03/15/2012, then 3 month
LIBOR + 1.223%)
03/15/2012 (Q)(S)	1,200,000	$1,050,000
PNC Preferred Funding Trust III
(8.700% to 03/15/2013 then 3 month
LIBOR + 5.226%)
03/15/2013 (Q)(S)	1,820,000	1,942,613
Schwab Capital Trust I (7.500% to
11/15/2017, then 3 month
LIBOR + 2.375%)
11/15/2037	1,435,000	1,518,058
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,125,000	1,175,811
Standard Chartered PLC (6.409% to
01/30/2017, then 3 month
LIBOR + 1.510%)
01/30/2017 (Q)(S)	715,000	697,211
State Street Capital Trust III
5.300%, 07/14/2011 (Q)	1,120,000	1,120,762
State Street Capital Trust IV
1.310%, 06/15/2037 (P)	2,335,000	1,972,664
SunTrust Capital VIII (6.100% to
12/15/2036, then 1 month
LIBOR + 1.965%)
12/15/2036	414,000	409,860
SunTrust Preferred Capital I (5.853% to
12/15/2011, then 3 month
LIBOR + 0.645%)
12/15/2011 (Q)	102,000	84,915
The Goldman Sachs Capital I
6.345%, 02/15/2034	2,000,000	1,926,534
USB Capital IX
3.500%, 07/14/2011 (Q)	2,025,000	1,703,268
Wachovia Capital Trust III
5.570%, 07/14/2011 (P)(Q)	1,000,000	925,500
Wells Fargo Capital XIII (7.700% to
03/26/2013, then 3 month
US LIBOR + 3.890%)
03/26/2013 (Q)	1,000,000	1,027,500
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	960,000	1,003,200

		28,831,936

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $28,148,177)		$28,831,936

CONVERTIBLE BONDS - 0.14%
Industrials - 0.03%
US Airways Group, Inc.
7.250%, 05/15/2014	$190,000	$412,300
Consumer Discretionary - 0.11%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	870,000	1,340,888

TOTAL CONVERTIBLE BONDS (Cost $1,178,252)		$1,753,188

TERM LOANS (M) - 0.59%
Consumer Discretionary - 0.30%
CCM Merger, Inc.
7.000%, 03/01/2017	435,000	440,873
Chrysler Group LLC
- 06/02/2017 (T)	1,250,000	1,242,766

The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Kalispel Tribal Economic Authority
7.500%, 02/25/2017	$1,400,000	$1,379,000
Vertis, Inc.
11.750%, 12/31/2015	763,375	715,664

		3,778,303
Financials - 0.04%
iStar Financial, Inc.
7.000%, 06/30/2014	555,000	559,063
Industrials - 0.05%
BakerCorp, Inc.
- 04/28/2012 (U)	665,000	665,000
Energy - 0.20%
Alpha Natural Resources, Inc.
- 01/27/2012 (U)	2,500,000	2,500,000

TOTAL TERM LOANS (Cost $7,502,688)		$7,502,366

MUNICIPAL BONDS - 0.20%
California - 0.05%
State of California
7.600%, 11/01/2040	510,000	604,442
District of Columbia - 0.10%
George Washington University
5.095%, 09/15/2032 (P)	1,155,000	1,214,090
New Jersey - 0.05%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	667,980

TOTAL MUNICIPAL BONDS (Cost $2,262,539)		$2,486,512

COLLATERALIZED MORTGAGE
OBLIGATIONS - 19.93%
Commercial & Residential - 18.67%
American Home Mortgage Assets
Series 2006-6, Class A1A,
0.384%, 12/25/2046 (P)	417,582	217,512
Series 2006-6, Class XP IO,
2.354%, 12/25/2046	5,910,478	390,612
American Home Mortgage
Investment Trust, Series 2004-4,
Class 5A
2.433%, 02/25/2045 (P)	379,627	341,996
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037	1,540,000	1,646,065
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	1,345,000	1,435,150
Americold LLC Trust,
Series 2010-ARTA, Class D
7.443%, 01/14/2029 (S)	1,550,000	1,733,660
Banc of America
Commercial Mortgage, Inc.
Series 2005-5, Class XC IO,
0.061%, 10/10/2045 (S)	70,428,020	264,443
Series 2005-2, Class A4,
4.783%, 07/10/2043 (P)	1,686,012	1,725,490
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	52,689
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	1,600,000	1,667,473
Series 2006-4, Class AM,
5.675%, 07/10/2046	1,355,000	1,401,772
Series 2006-2, Class AM,
5.769%, 05/10/2045 (P)	1,390,000	1,470,027

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Commercial
Mortgage, Inc. (continued)
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	$1,825,000	$2,013,250
Banc of America Large Loan, Inc.
Series 2006-BIX1, Class C,
0.378%, 10/15/2019 (P)(S)	1,000,000	976,511
Series 2005-MIB1, Class B,
0.458%, 03/15/2022 (P)(S)	895,000	893,891
Series 2005-MIB1, Class E,
0.598%, 03/15/2022 (P)(S)	490,000	472,975
Bear Stearns Alt-A Trust, Series 2005-3,
Class B2
2.571%, 04/25/2035 (P)	175,144	9,774
Bear Stearns Asset Backed
Securities, Inc., Series 2003-AC4,
Class A
5.500%, 09/25/2033	6,037	6,213
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2005-PWR8, Class X1 IO,
0.191%, 06/11/2041 (P)(S)	61,645,120	962,675
Series 2004-T16, Class X1 IO,
0.269%, 02/13/2046 (S)	479,928	7,269
Series 2004-PWR6, Class X1 IO,
0.312%, 11/11/2041 (S)	53,999,536	747,181
Series 2004-PWR5, Class X1 IO,
0.383%, 07/11/2042 (S)	395,391	6,249
Series 2006-T24, Class AY IO,
0.426%, 10/12/2041 (S)	21,955,456	226,600
Series 2006-BBA7, Class G,
0.638%, 03/15/2019 (P)(S)	1,700,000	1,473,608
Series 2004-PWR5, Class X2 IO,
0.803%, 07/11/2042	141,486,805	1,605,833
Series 2005-T18, Class B,
5.035%, 02/13/2042 (P)	1,472,000	1,505,762
Series 2005-T20, Class AJ,
5.148%, 10/12/2042 (P)	2,800,000	2,829,389
Series 2005-T18, Series G,
5.293%, 02/13/2042 (P)(S)	1,000,000	625,562
Series 2006-PW14, Class D,
5.412%, 12/11/2038 (S)	1,075,000	637,889
Series 2002-TOP6, Class G,
6.000%, 10/15/2036 (P)(S)	1,257,500	1,055,879
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.404%, 12/25/2036 (P)	1,483,532	891,739
CFCRE Commercial Mortgage Trust,
Series 2011, Class C1 IO
1.511%, 03/17/2021 (S)	13,488,524	999,516
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.729%, 03/15/2049 (P)	1,395,000	1,553,741
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2005-CD1, Class C,
5.220%, 07/15/2044 (P)	245,000	226,858
Series 2006-CD2, Class AM,
5.390%, 01/15/2046 (P)	1,000,000	1,027,761
Commercial Mortgage Pass
Through Certificates
Series 2003-LB1A, Class A2,
4.084%, 06/10/2038	424,859	442,346

The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass Through
Certificates (continued)
Series 2007-C9, Class A4,
5.815%, 12/10/2049 (P)	$3,325,000	$3,707,464
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2004-HYB2,
Class 4A
2.616%, 07/20/2034 (P)	884,142	887,992
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class AX IO,
0.194%, 02/15/2038 (S)	79,160,347	737,402
Series 2004-C4, Class A4,
4.283%, 10/15/2039	20,539	20,692
Series 2005-C1, Class A3,
4.813%, 02/15/2038	611,329	628,835
Series 2005-C5, Class AJ,
5.100%, 08/15/2038 (P)	2,000,000	1,993,658
Series 2005-C4, Class AJ,
5.190%, 08/15/2038 (P)	2,000,000	1,972,806
Series 2001-CKN5, Class A4,
5.435%, 09/15/2034	74,404	74,477
Series 2002-CKN2, Class A3,
6.133%, 04/15/2037	140,335	143,638
Credit Suisse Mortgage
Capital Certificates
Series 2006-TFLA, Class A2,
0.358%, 04/15/2021 (P)(S)	1,226,748	1,206,132
Series 2006-TFLA, Class B,
0.428%, 04/15/2021 (P)(S)	870,000	852,203
Series 2006-C1, Class A3,
5.540%, 02/15/2039 (P)	3,201,000	3,381,258
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	2,983,402	3,085,675
Series 2011-LC1A, Class C,
5.557%, 11/10/2046 (P)(S)	2,000,000	2,082,522
Extended Stay America Trust
Series 2010-ESHA, Class B,
4.221%, 11/05/2027 (S)	2,500,000	2,581,248
Series 2010-esha, Class D,
5.498%, 11/05/2027 (S)	1,500,000	1,568,172
First Horizon Alternative
Mortgage Securities
Series 2004-AA2, Class 2A1,
2.325%, 08/25/2034 (P)	1,356,422	1,141,182
Series 2004-AA5, Class B1,
2.353%, 12/25/2034 (P)	125,214	16,342
FREMF Mortgage Trust
Series 2011-K701, Class B,
4.288%, 07/25/2048 (P)(S)	4,000,000	3,937,710
Series 2011, Class K11,
4.420%, 12/25/2048 (P)(S)	875,000	830,654
Series 2011-K10, Class B,
4.598%, 11/25/2049 (P)(S)	1,055,000	1,024,208
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.252%, 06/10/2048 (S)	1,306,089	16,065
Series 2005-C1, Class XP IO,
0.474%, 06/10/2048	33,008,611	132,589
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	1,193,588
Series 2005-C3, Class AJ,
5.065%, 07/10/2045 (P)	5,500,000	5,632,831

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GE Capital Commercial
Mortgage Corp. (continued)
Series 2005-C2, Class C,
5.133%, 05/10/2043 (P)	$43,737	$40,329
Series 2002-2A, Class A3,
5.349%, 08/11/2036	164,809	170,680
Series 2001-3, Class A2,
6.070%, 06/10/2038	19,664	19,809
GMAC Mortgage Loan Trust,
Series 2004-AR2, Class 3A
3.401%, 08/19/2034 (P)	2,014,823	1,869,748
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class XC IO,
0.424%, 08/10/2042 (S)	51,353,028	603,141
Series 2002-C1, Class A2,
4.112%, 01/11/2017	50,568	50,948
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	3,170,000	3,433,243
Series 2007-GG9, Class C,
5.550%, 03/10/2039 (P)	730,000	521,090
Series 2006-GG7, Class AM,
5.881%, 07/10/2038 (P)	1,360,000	1,431,767
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.280%, 07/10/2039 (S)	1,826,586	31,499
Series 2010-C2, Class XA IO,
0.696%, 12/10/2043 (S)	62,324,406	1,969,451
Series 2011-GC3, Class X IO,
1.345%, 03/10/2044 (S)	24,312,770	1,361,515
Series ALF, Class XA1 IO,
3.914%, 02/10/2021 (S)	14,243,842	1,063,588
Series 2011-ALF, Class D,
4.209%, 02/10/2021 (S)	1,500,000	1,514,400
Series 2010, Class C2,
5.231%, 12/10/2043 (P)(S)	2,580,000	2,588,374
Series 2007-GG10, Class A4,
5.807%, 08/10/2045 (P)	5,060,000	5,442,483
Series 2010-C1, Class D,
6.004%, 08/10/2043 (P)(S)	2,000,000	2,031,318
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.717%, 09/25/2035	2,306,023	2,054,675
Series 2004-9, Class B1,
3.479%, 08/25/2034 (P)	276,900	106,225
Series 2006-AR1, Class 3A1,
5.075%, 01/25/2036 (P)	755,059	677,903
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037	7,296,375	46,843
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	8,779,926	57,948
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	10,778,799	59,283
Series 2005-11, Class X IO,
2.264%, 08/19/2045	2,982,768	140,044
Series 2005-8, Class 1X IO,
2.378%, 09/19/2035	3,705,427	189,949
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.896%, 10/25/2036	10,344,278	517,214
Series 2005-AR18, Class 1X IO,
2.212%, 10/25/2036	8,303,355	415,168

The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
IndyMac Index Mortgage
Loan Trust (continued)
Series 2005-AR5, Class B1,
2.638%, 05/25/2035 (P)	$257,906	$4,627
Series 2004-AR13, Class B1,
5.296%, 01/25/2035	175,335	18,400
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2011-C3A, Class XA IO,
1.364%, 02/16/2046 (S)	27,497,453	2,036,657
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	2,020,792	2,060,929
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	1,961,846
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	2,120,000	2,252,298
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	1,079,472	1,098,452
Series 2005-LDP5, Class A4,
5.203%, 12/15/2044 (P)	2,025,000	2,224,249
Series 2005-LDP5, Class A3,
5.232%, 12/15/2044 (P)	5,100,000	5,416,163
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	670,000	680,628
Series 2005-LDP5, Class AJ,
5.324%, 12/15/2044 (P)	1,225,000	1,226,229
Series 2005-LDP5, Class G,
5.358%, 12/15/2044 (P)(S)	1,000,000	711,488
Series 2011-C3A, Class C,
5.360%, 02/16/2046 (P)(S)	1,500,000	1,526,365
Series 2002-C1, Class A3,
5.376%, 07/12/2037	421,734	434,472
Series 2006-LDP8, Class A4,
5.399%, 05/15/2045	2,440,000	2,664,531
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	5,870,000	6,042,855
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	3,050,000	3,317,611
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	845,000	889,454
Series 2007-LDPX Class AM,
5.464%, 01/15/2049 (P)	5,000,000	4,899,682
Series 2007-LD11, Class A4,
5.817%, 06/15/2049 (P)	1,650,000	1,809,767
Series 2006-LDP7, Class AM,
5.870%, 04/15/2045	2,630,000	2,763,027
JPMorgan Mortgage Trust,
Series 2006-A7, Class 2A5
5.554%, 01/25/2037 (P)	252,682	16,398
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class AM
5.961%, 07/15/2044 (P)	2,000,000	1,972,048
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.403%, 02/15/2040 (S)	575,457	11,139
Series 2004-C1, Class XCL IO,
0.880%, 01/15/2036 (S)	22,405,855	480,597
Series 2005-C1, Class A2,
4.310%, 02/15/2030	88,188	88,382
Series 2005-C5, Class A2,
4.885%, 09/15/2030	5,254	5,252
Series 2005-C5, Class AJ,
5.057%, 09/15/2040 (P)	1,000,000	1,003,907

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB-UBS Commercial
Mortgage Trust (continued)
Series 2005-C2, Class E,
5.333%, 04/15/2040 (P)	$740,000	$653,085
Series 2006-C6, Class AM,
5.413%, 09/15/2039	4,990,000	5,228,349
Series 2007-C2, Class A3,
5.430%, 02/15/2040	3,190,000	3,456,470
Series 2007-C1, Class AM,
5.455%, 02/15/2040	2,065,000	2,105,663
Series 2006-C4, Class A4,
5.877%, 06/15/2038 (P)	2,873,000	3,210,675
Series 2002-C1, Class A4,
6.462%, 03/15/2031	26,279	26,925
Master Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.796%, 04/21/2034 (P)	724,964	712,784
Series 2004-8, Class 5A1,
2.840%, 08/25/2034 (P)	494,618	460,921
Merrill Lynch Floating Trust
Series 2006-1, Class A2,
0.328%, 06/15/2022 (P)(S)	1,670,000	1,629,757
Series 2006-1, Class D,
0.398%, 06/15/2022 (P)(S)	1,750,000	1,614,495
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.093%, 07/12/2038 (S)	193,862,049	956,069
Series 2006-C2, Class X IO,
0.362%, 08/12/2043 (S)	20,032,544	303,946
Series 2008-C1, Class X IO,
0.533%, 02/12/2051 (S)	32,377,502	651,031
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	31,988	34,226
Series 2005-LC1, Class AJ,
5.327%, 01/12/2044 (P)	4,800,000	4,746,410
Series 2006-C1, Class AM,
5.667%, 05/12/2039 (P)	1,000,000	1,043,421
Series 2008-C1, Class A4,
5.690%, 02/12/2051	1,080,000	1,188,633
Series 2007-C1, ClassAM,
5.826%, 06/12/2050 (P)	2,000,000	1,986,136
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	2,070,000	2,204,964
Series 2006-2, Class A4,
5.902%, 06/12/2046 (P)	2,865,000	3,195,036
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1,
5.342%, 10/25/2036 (P)	2,343,462	2,194,481
Series 2007-3, Class M1,
5.410%, 09/25/2037 (P)	210,172	134,240
Series 2007-3, Class M2,
5.410%, 09/25/2037 (P)	123,205	72,778
Series 2007-3, Class M3,
5.410%, 09/25/2037 (P)	50,732	22,212
Morgan Stanley Capital I
Series 2005-T17, Class X1 IO,
0.218%, 12/13/2041 (S)	1,317,903	16,694
Series 2005-IQ9, Class X1 IO,
0.346%, 07/15/2056 (S)	593,421	17,661
Series 2007-SRR3, Class A,
0.496%, 12/20/2049 (P)(S)	1,000,000	34,600

The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I (continued)
Series 2007-SRR3, Class B,
0.596%, 12/20/2049 (P)(S)	$1,000,000	$27,500
Series 2005-IQ9, Class A3,
4.540%, 07/15/2056	2,940,000	3,010,180
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	1,282,924	1,293,860
Series 2005-HQ7, Class A2,
5.203%, 11/14/2042 (P)	325,771	335,307
Series 2005-HQ7, Class AJ,
5.203%, 11/14/2042 (P)	1,500,000	1,530,837
Series 2011-C1, Class B,
5.256%, 09/15/2047 (P)(S)	2,500,000	2,642,520
Series 2011-C1, Class C,
5.256%, 09/15/2047 (P)(S)	1,500,000	1,539,103
Series 2011-C1, Class D,
5.256%, 09/15/2047 (P)(S)	1,500,000	1,504,609
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	2,930,000	3,134,670
Series 2008-HQ8, Class AM,
5.462%, 03/12/2044 (P)	2,945,000	3,128,094
Series 2007-T27, Class A4,
5.641%, 06/11/2042 (P)	275,000	309,091
Series 2006-IQ11, Class AJ,
5.733%, 10/15/2042 (P)	5,300,000	5,216,360
Series 2006-IQ11, Class AM,
5.733%, 10/15/2042 (P)	1,300,000	1,363,481
Series 2006-T23, Class A4,
5.803%, 08/12/2041 (P)	630,000	709,290
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
2.669%, 05/25/2035 (P)	295,845	60,930
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO,
2.563%, 12/25/2045	8,343,996	434,376
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	8,859	8,964
Sequoia Mortgage Trust, Series 2005-3,
Class A1
0.396%, 05/20/2035 (P)	4,396	3,753
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
2.752%, 03/25/2033 (P)	417,271	285,175
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.779%, 03/25/2044 (P)	2,071,069	1,883,397
Timberstar Trust, Series 2006-1A,
Class A
5.668%, 10/15/2036 (S)	900,000	954,043
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.124%, 03/15/2042 (S)	70,034,424	527,632
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	36,989
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,684,393
Series 2006-C29, Class AM,
5.339%, 11/15/2048	1,000,000	1,022,714
Series 2006-C29, Class AJ,
5.368%, 11/15/2048 (P)	2,000,000	1,849,528

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Commercial
Mortgage Securities Trust
Series 2006-SL1, Class A,
5.302%, 11/23/2043 (P)(S)	$678,293	$649,994
Series 2007-SL3, Class A,
5.937%, 03/23/2045 (P)(S)	447,201	440,336
WaMu Mortgage Pass
Through Certificates
Series 2005-AR6, Class B1,
0.794%, 04/25/2045	909,974	139,594
Series 2005-AR13, Class B1,
0.794%, 10/25/2045	801,838	163,717
Series 2005-AR19, Class B1,
0.894%, 12/25/2045 (P)	483,147	84,377
Series 2006-AR4, Class 1A1B,
1.235%, 05/25/2046 (P)	422,067	243,434
Series 2004-AR13, Class X IO,
1.499%, 11/25/2034	28,961,156	1,230,093
Series 2005-AR13, Class X IO,
1.619%, 10/25/2045	93,174,136	4,525,263
Series 2005-AR1, Class X IO,
1.630%, 01/25/2045	16,925,729	748,249
Series 2005-AR8, Class X IO,
1.765%, 07/25/2045	52,442,883	2,651,953
Series 2005-AR12, Class 1A2,
2.724%, 10/25/2035 (P)	429,305	419,712
Washington Mutual Mortgage Pass-
Through, Series 2005-1, Class 6A1
6.500%, 03/25/2035	13,068	12,965
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR5, Class 1A1,
5.102%, 04/25/2035	2,068,634	1,930,844
Series 2006-AR15, Class A3,
5.367%, 10/25/2036 (P)	446,683	131,704
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B
5.174%, 02/15/2044 (P)(S)	1,850,000	1,936,044

		236,127,528
U.S. Government Agency - 1.26%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.390%, 11/25/2020	58,608,755	1,483,593
Series K010, Class X1 IO,
0.419%, 10/25/2020	40,908,264	1,023,721
Series 3630, Class BI IO,
4.000%, 05/15/2027	623,616	73,392
Series 3623, Class LI IO,
4.500%, 01/15/2025	900,435	96,035
Series 3794, Class PI IO,
4.500%, 02/15/2038	2,576,401	419,692
Series 2005-3019, Class MD,
4.750%, 01/15/2031	136,757	139,349
Series 3581, Class IO,
6.000%, 10/15/2039	899,409	181,006
Series T-41, Class 3A,
7.079%, 07/25/2032 (P)	2,735	3,144
Federal National Mortgage Association
Series 2003-18, Class EX,
4.000%, 06/25/2017	286,258	292,405
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	1,778,261	188,347

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	$1,888,467	$209,098
Series 402, Class 4 IO,
4.000%, 10/25/2039	2,716,213	562,290
Series 402, Class 3 IO,
4.000%, 11/25/2039	1,564,018	332,564
Series 2011-41, Class KA,
4.000%, 01/25/2041	4,448,827	4,687,680
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	1,391,504	231,550
Series 398, Class C3 IO,
4.500%, 05/25/2039	2,057,038	493,995
Series 401, Class C2 IO,
4.500%, 06/25/2039	1,376,601	308,401
Series 402, Class 7 IO,
4.500%, 11/25/2039	2,591,783	618,397
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	1,364,570	141,733
Series 407, Class 21 IO,
5.000%, 01/25/2039	3,642,959	746,807
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	2,446,419	486,684
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	3,227,733	563,366
Series 407, Class 15 IO,
5.000%, 01/25/2040	3,852,201	866,745
Series 407, Class 16 IO,
5.000%, 01/25/2040	1,019,968	232,655
Series 407, Class 17 IO,
5.000%, 01/25/2040	820,939	181,345
Series 407, Class 7 IO,
5.000%, 03/25/2041	2,658,710	651,384
Series 407, Class 8 IO,
5.000%, 03/25/2041	1,226,069	296,586
Series 2001-50, Class BA,
7.000%, 10/25/2041	814	905
Series 2002-W3, Class A5,
7.500%, 11/25/2041	27,525	31,826
Government National Mortgage
Association, Series 2010-78, Class AI
IO
4.500%, 04/20/2039	2,586,594	328,212

		15,872,907

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $237,748,336)		$252,000,435

ASSET BACKED SECURITIES - 2.94%
Aegis Asset Backed Securities Trust,
Series 2004-3, Class A1
0.554%, 09/25/2034 (P)	607,263	537,507
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	271	274
Anthracite, Ltd., Series 2002-CIBA,
Class A
0.645%, 05/24/2017 (P)(S)	525,826	510,051
Arbor Realty Mortgage Securities
Series 2006-1A, Class C,
0.874%, 01/26/2042 (P)(S)	370,000	188,204
Series 2006-1A, Class F,
1.324%, 01/26/2042 (P)(S)	615,000	267,076

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Argent Securities, Inc., Series 2004-W1,
Class M3
1.644%, 03/25/2034 (P)	$7,529	$2,856
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.614%, 03/25/2035 (P)	800,108	682,944
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.541%, 02/28/2041 (P)	452,014	388,986
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.434%, 07/25/2036 (P)(S)	1,446,865	1,238,601
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5,
0.254%, 10/25/2036 (P)	163,212	132,156
Series 2005-OPT2, Class M2,
0.644%, 05/25/2035 (P)	1,090,000	994,270
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
0.574%, 02/25/2052 (P)(S)	1,000,000	208,940
Citigroup Mortgage Loan Trust,
Series 2006-WFH3, Class A3
0.344%, 10/25/2036 (P)	1,898,384	1,780,771
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2
0.374%, 06/25/2036 (P)	2,511,645	2,152,115
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.634%, 04/25/2036 (P)	1,910,484	1,735,319
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	460,000	304,953
Crest, Ltd.
Series 2002-IGA, Class A,
0.723%, 07/28/2017 (P)(S)	188,480	186,991
Series 2003-1A, Class B1,
1.204%, 05/28/2038 (P)(S)	600,000	533,256
CW Capital Cobalt, Ltd.,
Series 2005-1A, Class A1
0.537%, 05/25/2045 (P)(S)	213,362	153,705
Dillon Read CMBS CDO, Ltd.,
Series 2006-1A, Class A3
1.010%, 12/05/2046 (H)(P)(S)	975,000	0
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)	2,265,000	2,298,975
Series 2007-1, Class M1,
7.629%, 04/25/2037	3,085,000	3,146,700
Fremont Home Loan Trust,
Series 2005-1, Class M3
0.704%, 06/25/2035 (P)	820,000	748,316
FUEL Trust, Series 2011-1
4.207%, 04/15/2016 (S)	390,000	400,542
Highland Park CDO, Ltd.,
Series 2006-1A, Class A2
0.657%, 11/25/2051 (P)(S)	1,230,000	280,686
JER CDO, Series 2006-2A, Class AFL
0.524%, 03/25/2045 (P)(S)	635,703	244,828
Leaf Capital Funding SPE A LLC
Series 2010-A, Class B,
5.198%, 12/15/2020 (P)(S)	405,000	405,000
Series 2010-A, Class C,
7.198%, 12/15/2020 (P)(S)	601,000	601,000
Series 2010-A, Class D,
10.198%, 12/15/2020 (P)(S)	485,000	485,000

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Leaf Capital Funding SPE A LLC (continued)
Series 2010-A, Class E1,
14.698%, 12/15/2020 (P)(S)	$532,000	$532,000
Leaf II Receivables Funding LLC,
Series 2011-1, Class A
1.700%, 12/20/2018 (S)	1,086,266	1,060,726
LNR CDO, Ltd., Series 2006-1A,
Class BFL
0.741%, 05/28/2043 (H)(P)(S)	700,000	0
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C,
0.564%, 09/25/2036 (P)	1,415,000	1,258,648
Series 2005-WMC1, Class M1,
0.694%, 09/25/2035 (P)	921,191	843,988
N-Star Real Estate CDO, Ltd.
Series 2005-4A, Class A,
0.542%, 07/27/2040 (P)(S)	674,214	609,442
Series 2006-7A, Class B,
0.574%, 06/22/2051 (P)(S)	900,000	38,250
Series 2006-8A, Class E,
0.941%, 02/01/2041 (P)(S)	475,000	118,750
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
0.644%, 03/25/2035 (P)	840,000	635,526
Novastar Home Equity Loan,
Series 2004-4, Class M3
1.274%, 03/25/2035 (P)	1,650,000	1,505,090
Park Place Securities, Inc.
Series 2005-WCH1, Class M2,
0.714%, 01/25/2036 (P)	1,890,000	1,771,597
Series 2004-WHQ2, Class M2,
0.824%, 02/25/2035 (P)	2,180,000	1,841,034
Prima Capital, Ltd., Series 2006-CR1A,
Class A1
7.000%, 12/25/2048	508,731	484,436
RAIT Preferred Funding, Ltd.,
Series 2007-2A, Class B
0.994%, 06/25/2045 (P)(S)	685,000	357,988
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	383,633	382,583
Series 2005-2, Class AF4,
4.934%, 08/25/2035	1,895,000	1,586,102
Residential Asset Securities Corp.,
Series 2005-KS4, Class M1
0.604%, 05/25/2035 (P)	2,112,963	1,951,710
Sonic Capital LLC, Series 2011-1A,
Class A2
5.438%, 05/20/2041	1,515,000	1,526,363
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.890%, 05/25/2034 (P)	27,189	27,420

TOTAL ASSET BACKED SECURITIES (Cost $43,004,222)		$37,141,675

COMMON STOCKS - 0.00%
Consumer Discretionary - 0.00%
Greektown Superholdings, Inc. (I)	166	11,703
Financials - 0.00%	17
BTA Bank JSC (I)(S)		222

TOTAL COMMON STOCKS (Cost $18,799)		$11,925

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.39%
Consumer Discretionary - 0.02%
Greektown
Superholdings, Inc., Series A (I)	3,249	$243,675
Consumer Staples - 0.03%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	422,384
Energy - 0.04%
Apache Corp., Series D, 6.000% (L)	7,312	486,467
Financials - 0.30%
Ally Financial, Inc., 7.300%	28,855	699,734
Bank of America Corp.,
Series 8, 8.625%	70,775	1,869,168
Citigroup Capital XIII (7.875% to
10-30-2015, then
3 month LIBOR + 6.370%)	8,200	228,616
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	39,255	1,031,229

		3,828,747

TOTAL PREFERRED SECURITIES (Cost $4,810,865)		$4,981,273

SECURITIES LENDING COLLATERAL - 5.15%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	6,504,099	65,093,674

TOTAL SECURITIES LENDING
COLLATERAL (Cost $65,087,978)		$65,093,674

Short-Term Investments - 3.94%
Short-Term Securities - 2.18%
State Street Institutional
U.S. Government Money Market
Fund, 0.0009% (Y)	27,591,428	27,591,428
U.S. Government Agency - 1.76%
Federal Home Loan Bank Discount
Notes, 0.0101%, 06/01/2011 *	22,300,000	22,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $49,891,428)		$49,891,428

Total Investments (Active Bond Fund)
(Cost $1,308,459,556) - 108.00%		$1,365,841,738
Other assets and liabilities, net - (8.00%)		(101,156,960)

TOTAL NET ASSETS - 100.00%		$1,264,684,778

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.24%
Consumer Discretionary - 11.83%
Auto Components - 0.57%
Autoliv, Inc. (L)	49,100	$3,779,718
Standard Motor Products, Inc.	9,400	141,940

		3,921,658
Distributors - 0.07%
Core-Mark Holding Company, Inc. (I)(L)	13,300	475,342
Hotels, Restaurants & Leisure - 1.78%
Chipotle Mexican Grill, Inc. (I)	10,000	2,890,700
International Speedway Corp., Class A	16,900	483,509
Marcus Corp.	8,800	92,400

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Resorts, Ltd.	59,700	$8,747,244

		12,213,853
Household Durables - 0.08%
Blyth, Inc.	11,900	542,402
Internet & Catalog Retail - 1.37%
priceline.com, Inc. (I)	18,200	9,376,458
Leisure Equipment & Products - 0.09%
Jakks Pacific, Inc. (I)(L)	31,100	616,713
Media - 4.17%
CBS Corp., Class B	342,000	9,558,900
Comcast Corp., Class A	452,100	11,411,004
Discovery
Communications, Inc., Series A (I)(L)	2,000	87,120
The Interpublic Group of Companies, Inc.	168,700	2,012,591
Time Warner, Inc.	91,400	3,329,702
Virgin Media, Inc. (L)	67,700	2,208,374

		28,607,691
Multiline Retail - 2.25%
Dillard’s, Inc., Class A	133,800	7,518,222
Macy’s, Inc.	261,500	7,552,120
Tuesday Morning Corp. (I)	80,600	398,164

		15,468,506
Specialty Retail - 0.92%
Aaron’s, Inc.	11,900	335,699
DSW, Inc., Class A (I)	3,349	167,952
Foot Locker, Inc.	49,800	1,242,012
Home Depot, Inc.	6,400	232,192
HOT Topic, Inc. (L)	103,100	803,149
Limited Brands, Inc. (L)	35,700	1,426,572
Pep Boys - Manny, Moe & Jack (L)	9,500	134,900
Shoe Carnival, Inc. (I)(L)	8,900	242,258
Stage Stores, Inc.	16,200	292,248
TJX Companies, Inc.	9,600	508,992
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	11,600	649,368
Williams-Sonoma, Inc.	6,200	242,730

		6,278,072
Textiles, Apparel & Luxury Goods - 0.53%
The Timberland Company, Class A (I)	2,100	68,607
VF Corp.	36,100	3,598,087

		3,666,694

		81,167,389
Consumer Staples - 6.23%
Beverages - 0.85%
Coca-Cola Enterprises, Inc.	143,300	4,139,937
Constellation Brands, Inc., Class A (I)	18,600	408,456
Dr. Pepper Snapple Group, Inc.	30,800	1,268,960

		5,817,353
Food & Staples Retailing - 0.97%
CVS Caremark Corp.	4,800	185,712
Safeway, Inc. (L)	9,400	232,180
The Kroger Company	159,600	3,961,272
Whole Foods Market, Inc.	37,600	2,299,616

		6,678,780
Food Products - 2.35%
B&G Foods, Inc.	12,400	229,896
ConAgra Foods, Inc.	69,600	1,769,928
Hormel Foods Corp. (L)	40,400	1,184,932
Smart Balance, Inc. (I)	66,900	367,281

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Smithfield Foods, Inc. (I)(L)	67,600	$1,416,220
The J.M. Smucker Company	34,700	2,751,016
Tyson Foods, Inc., Class A	442,400	8,414,448

		16,133,721
Household Products - 0.47%
Central Garden & Pet Company, Class A (I)	23,600	237,416
Colgate-Palmolive Company	34,200	2,993,526

		3,230,942
Personal Products - 0.63%
Elizabeth Arden, Inc. (I)(L)	8,400	258,132
Herbalife, Ltd.	41,800	2,352,504
The Estee Lauder Companies, Inc., Class A	16,600	1,701,666

		4,312,302
Tobacco - 0.96%
Lorillard, Inc.	2,800	322,784
Philip Morris International, Inc.	86,700	6,220,725

		6,543,509

		42,716,607
Energy - 12.56%
Energy Equipment & Services - 0.91%
Hercules Offshore, Inc. (I)(L)	105,300	658,125
McDermott International, Inc. (I)	37,800	802,116
Patterson-UTI Energy, Inc.	81,600	2,556,528
Pioneer Drilling Company (I)	15,400	225,456
SEACOR Holdings, Inc.	20,100	2,003,367

		6,245,592
Oil, Gas & Consumable Fuels - 11.65%
Chevron Corp.	171,000	17,939,610
ConocoPhillips	168,300	12,322,926
CVR Energy, Inc. (I)	41,700	911,562
Exxon Mobil Corp.	292,600	24,423,322
Hess Corp.	55,100	4,354,553
Holly Corp.	32,400	2,018,844
Marathon Oil Corp.	196,400	10,638,988
Stone Energy Corp. (I)	42,100	1,358,146
Tesoro Corp. (I)	140,300	3,423,320
Valero Energy Corp.	60,900	1,674,750
W&T Offshore, Inc. (L)	32,900	852,110

		79,918,131

		86,163,723
Financials - 14.84%
Capital Markets - 0.76%
American Capital, Ltd. (I)(L)	389,534	3,856,387
BGC Partners, Inc., Class A	16,700	138,777
BlackRock, Inc.	4,500	925,020
Franklin Resources, Inc.	2,100	272,118

		5,192,302
Commercial Banks - 3.70%
Associated-Banc Corp.	23,200	326,888
Cathay General Bancorp	13,700	223,310
KeyCorp	722,000	6,115,340
M&T Bank Corp. (L)	15,000	1,324,500
Pinnacle Financial Partners, Inc. (I)	8,600	133,386
Regions Financial Corp. (L)	595,400	4,203,524
SunTrust Banks, Inc.	302,500	8,509,325
Susquehanna Bancshares, Inc. (L)	40,300	351,416
Synovus Financial Corp. (L)	140,100	333,438

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Zions Bancorporation (L)	162,400	$3,869,992

		25,391,119
Consumer Finance - 1.41%
Capital One Financial Corp.	178,400	9,694,256
Diversified Financial Services - 2.79%
CME Group, Inc.	9,900	2,829,024
JPMorgan Chase & Company	347,186	15,012,323
PHH Corp. (I)(L)	44,700	937,359
The NASDAQ OMX Group, Inc. (I)(L)	12,800	326,656

		19,105,362
Insurance - 3.78%
Allied World Assurance
Company Holdings, Ltd.	43,123	2,614,116
American International Group, Inc. (I)(L)	117,100	3,337,350
American National Insurance Company	1,900	152,760
Chubb Corp. (L)	63,100	4,138,729
Endurance Specialty Holdings, Ltd. (L)	4,800	194,928
Erie Indemnity Company	1,200	85,464
Fidelity National Financial, Inc., Class A	64,900	1,037,102
Hartford Financial Services Group, Inc.	16,100	429,065
Markel Corp. (I)	200	82,734
Reinsurance Group of America, Inc.	42,800	2,719,084
Stewart Information Services Corp.	14,800	154,956
The Progressive Corp.	72,500	1,569,625
The Travelers Companies, Inc.	151,800	9,423,744

		25,939,657
Real Estate Investment Trusts - 2.18%
Ashford Hospitality Trust, Inc.	120,200	1,715,254
HCP, Inc. (L)	166,400	6,313,216
Hospitality Properties Trust	46,700	1,152,556
Post Properties, Inc.	5,400	227,340
Rayonier, Inc.	83,100	5,517,009

		14,925,375
Thrifts & Mortgage Finance - 0.22%
Federal Agricultural
mortgage corp., class c (l)	13,500	257,175
People’s United Financial, Inc. (L)	94,500	1,261,575

		1,518,750

		101,766,821
Health Care - 13.50%
Biotechnology - 2.08%
Biogen Idec, Inc. (I)	97,500	9,236,175
Cephalon, Inc. (I)(L)	62,800	5,004,532

		14,240,707
Health Care Providers & Services - 5.60%
Aetna, Inc.	32,700	1,428,336
AMERIGROUP Corp. (I)(L)	50,500	3,580,955
Cardinal Health, Inc.	49,700	2,257,374
CIGNA Corp.	99,000	4,939,110
Coventry Health Care, Inc. (I)	143,627	5,052,798
Health Net, Inc. (I)	41,300	1,325,317
Humana, Inc. (I)	74,400	5,991,432
Kindred Healthcare, Inc. (I)(L)	63,900	1,568,106
Magellan Health Services, Inc. (I)	2,000	105,880
UnitedHealth Group, Inc.	215,400	10,543,830
WellPoint, Inc.	21,100	1,649,387

		38,442,525
Pharmaceuticals - 5.82%
Bristol-Myers Squibb Company	326,500	9,390,140

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Company	251,500	$9,677,720
Forest Laboratories, Inc. (I)	77,200	2,780,744
Merck & Company, Inc.	243,100	8,933,925
Par Pharmaceutical Companies, Inc. (I)	45,200	1,553,072
Pfizer, Inc.	72,900	1,563,705
The Medicines Company (I)(L)	8,400	160,524
Viropharma, Inc. (I)(L)	231,800	4,485,330
Warner Chilcott PLC, Class A	57,100	1,376,681

		39,921,841

		92,605,073
Industrials - 10.48%
Aerospace & Defense - 3.26%
Ceradyne, Inc. (I)(L)	27,300	1,221,948
Ducommun, Inc.	6,000	117,780
General Dynamics Corp.	96,000	7,125,120
Honeywell International, Inc.	43,100	2,566,605
Huntington Ingalls Industries, Inc. (I)	2,551	93,290
Lockheed Martin Corp.	44,600	3,474,340
Northrop Grumman Corp. (L)	119,409	7,796,214

		22,395,297
Air Freight & Logistics - 0.56%
FedEx Corp. (L)	40,900	3,829,876
Airlines - 0.34%
Alaska Air Group, Inc. (I)	18,100	1,222,474
Skywest, Inc. (L)	70,400	1,086,272

		2,308,746
Building Products - 0.02%
Gibraltar Industries, Inc. (I)	10,400	135,824
Commercial Services & Supplies - 0.05%
Consolidated Graphics, Inc. (I)	2,600	143,494
M&F Worldwide Corp. (I)	10,700	226,840

		370,334
Construction & Engineering - 1.06%
Fluor Corp.	45,100	3,108,743
Great Lakes Dredge & Dock Corp.	21,900	132,933
KBR, Inc.	59,100	2,205,612
Layne Christensen Company (I)(L)	14,400	425,808
MasTec, Inc. (I)	7,800	164,190
Northwest Pipe Company (I)(L)	10,300	269,242
Tutor Perini Corp.	5,000	101,500
URS Corp. (I)	18,900	832,734

		7,240,762
Industrial Conglomerates - 1.50%
3M Company	5,300	500,214
Carlisle Companies, Inc.	9,900	481,140
General Electric Company	242,200	4,756,808
Seaboard Corp.	81	187,110
Tyco International, Ltd.	88,400	4,362,540

		10,287,812
Machinery - 2.99%
Alamo Group, Inc.	5,500	140,250
Caterpillar, Inc.	104,100	11,013,780
Colfax Corp. (I)(L)	3,300	74,349
Dover Corp.	80,700	5,425,461
Eaton Corp.	47,900	2,474,993
NACCO Industries, Inc., Class A	800	78,240
Parker Hannifin Corp.	2,200	195,470
Titan International, Inc. (L)	40,700	1,118,843

		20,521,386

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 0.06%
AMERCO, Inc. (I)	3,600	$325,044
Dollar Thrifty Automotive Group, Inc. (I)	1,100	91,245

		416,289
Trading Companies & Distributors - 0.64%
Aircastle, Ltd. (L)	88,500	1,109,790
WW Grainger, Inc. (L)	21,600	3,263,112

		4,372,902

		71,879,228
Information Technology - 17.61%
Communications Equipment - 1.18%
Comtech Telecommunications Corp. (L)	44,500	1,236,655
EchoStar Corp., Class A (I)	47,800	1,610,382
Motorola Solutions, Inc. (I)	72,900	3,489,723
Polycom, Inc. (I)	30,300	1,739,523

		8,076,283
Computers & Peripherals - 2.13%
Apple, Inc. (I)	21,839	7,596,259
Dell, Inc. (I)	88,900	1,429,512
EMC Corp. (I)	103,200	2,938,104
Imation Corp. (I)	19,800	192,456
Lexmark International, Inc., Class A (I)	36,400	1,083,992
QLogic Corp. (I)(L)	79,200	1,281,456
Silicon Graphics International Corp. (I)(L)	5,200	94,120

		14,615,899
Electronic Equipment, Instruments & Components - 2.01%
Anixter International, Inc. (L)	12,300	832,587
Arrow Electronics, Inc. (I)	37,956	1,693,976
AVX Corp.	26,300	413,699
Corning, Inc.	64,200	1,293,630
Ingram Micro, Inc., Class A (I)	35,331	671,642
Molex, Inc.	6,500	177,905
Multi-Fineline Electronix, Inc. (I)	17,900	379,301
Tech Data Corp. (I)	106,794	5,058,832
Vishay Intertechnology, Inc. (I)(L)	204,800	3,250,176

		13,771,748
Internet Software & Services - 1.62%
AOL, Inc. (I)(L)	84,000	1,727,880
Earthlink, Inc.	73,000	576,335
IAC/InterActiveCorp (I)	239,300	8,801,454

		11,105,669
IT Services - 4.66%
Automatic Data Processing, Inc.	53,700	2,959,407
CACI International, Inc., Class A (I)(L)	11,000	702,130
Computer Sciences Corp. (L)	114,461	4,565,849
Fidelity National Information Services, Inc.	2,700	86,886
Fiserv, Inc. (I)	60,200	3,884,104
Global Payments, Inc.	9,000	467,640
International Business Machines Corp.	106,206	17,941,380
Visa, Inc., Class A	16,900	1,369,914

		31,977,310
Semiconductors & Semiconductor Equipment - 3.85%
Altera Corp.	184,400	8,867,796
Analog Devices, Inc.	55,000	2,264,350
Applied Materials, Inc.	214,600	2,957,188
Cypress Semiconductor Corp. (I)	61,500	1,440,330
Fairchild Semiconductor International, Inc. (I)	43,700	788,348
GT Solar International, Inc. (I)(L)	74,300	948,068
Intel Corp.	156,900	3,531,819
KLA-Tencor Corp.	64,100	2,762,710

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. (I)	148,200	$1,511,640
Photronics, Inc. (I)(L)	135,600	1,361,424

		26,433,673
Software - 2.16%
ACI Worldwide, Inc. (I)	4,900	158,613
CA, Inc.	78,400	1,834,560
Fortinet, Inc. (I)	12,700	615,823
Interactive Intelligence, Inc. (I)(L)	2,100	76,251
Magma Design Automation, Inc. (I)	13,500	94,230
MICROS Systems, Inc. (I)	8,100	413,586
Microsoft Corp.	20,593	515,031
Opnet Technologies, Inc.	3,200	125,344
Oracle Corp.	276,800	9,472,096
TIBCO Software, Inc. (I)	54,200	1,522,478

		14,828,012

		120,808,594
Materials - 4.75%
Chemicals - 3.23%
E.I. du Pont de Nemours & Company	195,100	10,398,830
Eastman Chemical Company	20,000	2,117,000
Ferro Corp. (I)	33,400	437,540
Georgia Gulf Corp. (I)	31,000	878,540
Kraton Performance Polymers, Inc. (I)	4,300	165,378
Minerals Technologies, Inc.	1,600	108,800
OM Group, Inc. (I)	47,300	1,763,344
PPG Industries, Inc.	29,400	2,607,780
Rockwood Holdings, Inc. (I)	21,300	1,120,167
Stepan Company	1,700	114,121
The Scotts Miracle-Gro Company, Class A	8,800	507,760
Westlake Chemical Corp.	25,100	1,408,110
WR Grace & Company (I)	10,300	481,937

		22,109,307
Containers & Packaging - 0.42%
Boise, Inc.	205,400	1,733,576
Crown Holdings, Inc. (I)	28,000	1,137,080

		2,870,656
Metals & Mining - 0.50%
Freeport-McMoRan Copper & Gold, Inc.	66,700	3,444,388
Paper & Forest Products - 0.60%
Buckeye Technologies, Inc.	8,300	211,401
Clearwater Paper Corp. (I)	10,700	739,263
Domtar Corp.	28,800	2,951,424
KapStone Paper and Packaging Corp. (I)	14,300	235,235

		4,137,323

		32,561,674
Telecommunication Services - 3.56%
Diversified Telecommunication Services - 2.94%
AT&T, Inc.	219,200	6,917,952
Verizon Communications, Inc.	350,200	12,932,886
Vonage Holdings Corp. (I)	67,100	320,067

		20,170,905
Wireless Telecommunication Services - 0.62%
Sprint Nextel Corp. (I)	319,000	1,866,150
Telephone & Data Systems, Inc.	62,900	2,056,830
USA Mobility, Inc. (L)	19,100	310,566

		4,233,546

		24,404,451

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 2.88%
Electric Utilities - 0.91%
Duke Energy Corp. (L)	313,900	$5,885,625
PNM Resources, Inc.	21,700	358,701

		6,244,326
Independent Power Producers & Energy Traders - 0.80%
NRG Energy, Inc. (I)	222,100	5,499,196
Multi-Utilities - 1.17%
Ameren Corp.	269,900	8,018,729

		19,762,251

TOTAL COMMON STOCKS (Cost $591,814,114)		$673,835,811

SECURITIES LENDING COLLATERAL - 9.50%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	6,510,687	65,159,606

TOTAL SECURITIES LENDING
COLLATERAL (Cost $65,145,176)		$65,159,606

SHORT-TERM INVESTMENTS - 1.25%
Short-Term Securities - 1.25%
State Street Institutional Liquid Reserves Fund,
0.1125% *	$8,525,110	$8,525,110

TOTAL SHORT-TERM INVESTMENTS (Cost $8,525,110)		$8,525,110

Total Investments (All Cap Core Fund)
(Cost $665,484,400) - 108.99%		$747,520,527
Other assets and liabilities, net - (8.99%)		(61,628,409)

TOTAL NET ASSETS - 100.00%		$685,892,118

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.67%
Consumer Discretionary - 9.55%
Automobiles - 1.28%
Ford Motor Company (I)	510,175	$7,611,811
Household Durables - 1.26%
Fortune Brands, Inc.	103,567	6,703,892
Harman International Industries, Inc.	15,365	737,059

		7,440,951
Media - 6.34%
Omnicom Group, Inc.	254,000	11,879,580
The Interpublic Group of Companies, Inc.	994,923	11,869,431
The Walt Disney Company	112,516	4,684,041
Time Warner, Inc.	250,900	9,140,287

		37,573,339
Multiline Retail - 0.14%
Macy’s, Inc.	28,900	834,632
Specialty Retail - 0.53%
Guess?, Inc.	17,400	795,528
Penske Automotive Group, Inc. (L)	112,286	2,331,057

		3,126,585

		56,587,318

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 6.88%
Beverages - 1.25%
Diageo PLC, ADR (L)	63,600	$5,411,724
The Coca-Cola Company	30,100	2,010,981

		7,422,705
Food & Staples Retailing - 1.38%
CVS Caremark Corp.	210,800	8,155,852
Food Products - 3.73%
Archer-Daniels-Midland Company	327,898	10,627,174
Bunge, Ltd. (L)	154,277	11,485,923

		22,113,097
Household Products - 0.52%
Colgate-Palmolive Company	35,000	3,063,550

		40,755,204
Energy - 17.71%
Energy Equipment & Services - 2.35%
Gulfmark Offshore, Inc., Class A (I)	32,834	1,342,911
Halliburton Company	162,825	8,165,674
Superior Energy Services, Inc. (I)	69,014	2,585,955
Tidewater, Inc. (L)	32,900	1,797,985

		13,892,525
Oil, Gas & Consumable Fuels - 15.36%
Anadarko Petroleum Corp.	144,700	11,506,544
Apache Corp.	29,027	3,616,764
Chevron Corp.	67,159	7,045,651
Consol Energy, Inc.	34,700	1,779,069
Devon Energy Corp.	69,200	5,817,644
El Paso Corp.	394,935	8,313,382
EQT Corp.	103,576	5,611,748
Exxon Mobil Corp.	316,350	26,405,735
Forest Oil Corp. (I)	69,071	2,065,223
Imperial Oil, Ltd.	65,300	3,237,574
QEP Resources, Inc.	84,241	3,664,484
Range Resources Corp. (L)	109,882	6,144,601
Southwestern Energy Company (I)	133,863	5,859,184

		91,067,603

		104,960,128
Financials - 17.12%
Capital Markets - 7.49%
Affiliated Managers Group, Inc. (I)	54,176	5,728,028
Invesco, Ltd.	182,026	4,490,581
Lazard, Ltd., Class A	230,549	8,979,884
LPL Investment Holdings, Inc. (I)(L)	168,200	6,045,108
State Street Corp.	272,714	12,482,120
The Charles Schwab Corp. (L)	144,063	2,594,575
The Goldman Sachs Group, Inc.	28,817	4,055,416

		44,375,712
Commercial Banks - 5.63%
City National Corp. (L)	75,944	4,277,926
Commerce Bancshares, Inc. (L)	62,266	2,663,739
Cullen/Frost Bankers, Inc. (L)	91,276	5,315,914
PNC Financial Services Group, Inc.	140,800	8,788,736
Signature Bank (I)(L)	49,700	2,828,924
TCF Financial Corp. (L)	246,834	3,714,852
Wells Fargo & Company	204,000	5,787,480

		33,377,571
Diversified Financial Services - 0.80%
JPMorgan Chase & Company	110,240	4,766,778

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 3.20%
Aflac, Inc.	66,100	$3,158,919
Berkshire Hathaway, Inc., Class B (I)	111,673	8,829,984
Marsh & McLennan Companies, Inc.	227,800	6,986,626

		18,975,529

		101,495,590
Health Care - 21.05%
Biotechnology - 4.21%
Amgen, Inc. (I)	206,688	12,512,892
Celgene Corp. (I)	155,870	9,494,042
Human Genome Sciences, Inc. (I)(L)	80,463	2,202,272
Onyx Pharmaceuticals, Inc. (I)(L)	18,392	780,740

		24,989,946
Health Care Equipment & Supplies - 4.36%
Kinetic Concepts, Inc. (I)(L)	116,321	6,902,488
NuVasive, Inc. (I)(L)	170,800	5,771,332
St. Jude Medical, Inc.	48,842	2,474,824
The Cooper Cos, Inc.	27,731	2,077,329
Zimmer Holdings, Inc. (I)	127,034	8,607,824

		25,833,797
Health Care Providers & Services - 6.34%
Express Scripts, Inc. (I)	130,900	7,796,404
HCA Holdings, Inc. (I)	112,224	3,915,495
Humana, Inc. (I)	98,196	7,907,724
McKesson Corp.	70,113	6,002,374
UnitedHealth Group, Inc.	244,286	11,957,800

		37,579,797
Life Sciences Tools & Services - 1.65%
Thermo Fisher Scientific, Inc. (I)	149,500	9,784,775
Pharmaceuticals - 4.49%
Merck & Company, Inc.	20,900	768,075
Teva Pharmaceutical Industries, Ltd., ADR	208,827	10,629,294
Warner Chilcott PLC, Class A	353,526	8,523,512
Watson Pharmaceuticals, Inc. (I)	104,162	6,702,825

		26,623,706

		124,812,021
Industrials - 11.47%
Aerospace & Defense - 3.12%
Goodrich Corp.	26,455	2,309,257
Rockwell Collins, Inc. (L)	115,400	7,054,402
United Technologies Corp.	104,326	9,156,693

		18,520,352
Airlines - 0.73%
Southwest Airlines Company	365,300	4,321,499
Machinery - 7.12%
Dover Corp.	95,200	6,400,296
Eaton Corp.	104,996	5,425,143
Kennametal, Inc. (L)	92,620	3,865,033
Pall Corp.	100,080	5,614,488
Parker Hannifin Corp.	50,625	4,498,031
Robbins & Myers, Inc. (L)	35,522	1,565,099
SPX Corp.	37,700	3,125,707
Trinity Industries, Inc. (L)	213,391	7,338,516
WABCO Holdings, Inc. (I)	64,167	4,398,648

		42,230,961
Road & Rail - 0.50%
Kansas City Southern (I)	50,034	2,946,502

		68,019,314

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 6.65%
Computers & Peripherals - 0.21%
EMC Corp. (I)(L)	43,500	$1,238,445
Electronic Equipment, Instruments & Components - 0.05%
Corning, Inc.	16,816	338,842
IT Services - 2.91%
Accenture PLC, Class A	88,215	5,062,659
MasterCard, Inc., Class A	24,770	7,110,229
The Western Union Company	246,478	5,067,588

		17,240,476
Semiconductors & Semiconductor Equipment - 1.62%
Intel Corp.	233,359	5,252,911
Texas Instruments, Inc.	123,200	4,348,960

		9,601,871
Software - 1.86%
Adobe Systems, Inc. (I)	216,032	7,481,188
Intuit, Inc. (I)	65,400	3,529,638

		11,010,826

		39,430,460
Materials - 5.96%
Chemicals - 2.51%
Air Products & Chemicals, Inc.	72,000	6,846,480
LyondellBasell Industries, Class A	183,000	8,017,230

		14,863,710
Containers & Packaging - 0.12%
Greif, Inc., Class A	10,750	710,790
Metals & Mining - 2.55%
Agnico Eagle Mines, Ltd.	42,112	2,724,646
Barrick Gold Corp. (L)	152,949	7,304,844
Reliance Steel & Aluminum Company	99,532	5,126,893

		15,156,383
Paper & Forest Products - 0.78%
International Paper Company	148,100	4,623,682

		35,354,565
Utilities - 1.28%
Electric Utilities - 1.28%
NextEra Energy, Inc.	130,540	7,564,793

TOTAL COMMON STOCKS (Cost $457,131,741)		$578,979,393

SECURITIES LENDING COLLATERAL - 11.59%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	6,863,192	68,687,507

TOTAL SECURITIES LENDING
COLLATERAL (Cost $68,676,415)		$68,687,507

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.11%
Repurchase Agreement - 2.11%
Repurchase Agreement with State Street Corp.
dated 05/31/2011 at 0.010% to be
repurchased at $12,509,003 on 06/01/2011,
collateralized by $12,620,000 Federal Home
Loan Bank, 4.250% due 02/26/2029 (valued
at $12,761,975, including interest)	$12,509,000	$12,509,000

TOTAL SHORT-TERM INVESTMENTS (Cost $12,509,000)		$12,509,000

Total Investments (All Cap Value Fund)
(Cost $538,317,156) - 111.37%		$660,175,900
Other assets and liabilities, net - (11.37%)		(67,379,442)

TOTAL NET ASSETS - 100.00%		$592,796,458

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.60%
Consumer Discretionary - 16.68%
Auto Components - 1.47%
Cie Generale des Etablissements Michelin (L)	22,660	$2,127,455
Dana Holding Corp. (I)	84,570	1,532,408
Johnson Controls, Inc.	53,610	2,122,956
Modine Manufacturing Company (I)	468,599	7,441,352
SAF-Holland SA (I)	101,790	1,387,508
Stoneridge, Inc. (I)	144,470	2,213,280
Tenneco, Inc. (I)(L)	96,530	4,030,128
The Goodyear Tire & Rubber Company (I)	88,370	1,566,800

		22,421,887
Automobiles - 0.39%
Astra International Tbk PT	82,000	564,544
Fiat SpA	232,308	2,490,596
Ford Motor Company (I)	87,700	1,308,484
Hyundai Motor Company, Ltd.	6,432	1,510,452

		5,874,076
Distributors - 0.03%
Jardine Cycle and Carriage, Ltd.	16,000	526,146
Diversified Consumer Services - 1.03%
Coinstar, Inc. (I)(L)	31,200	1,657,656
Estacio Participacoes SA	170,300	2,504,174
ITT Educational Services, Inc. (I)(L)	12,150	835,677
Weight Watchers International, Inc.	134,200	10,768,208

		15,765,715
Hotels, Restaurants & Leisure - 0.56%
Chipotle Mexican Grill, Inc. (I)(L)	6,800	1,965,676
Genting Singapore PLC (I)	140,000	225,979
McDonald’s Corp.	33,650	2,743,821
MGM China Holdings, Ltd. (I)(L)	224,600	443,000
Starbucks Corp.	30,600	1,125,774
Wynn Macau, Ltd.	240,400	845,401
Wynn Resorts, Ltd.	8,000	1,172,160

		8,521,811
Household Durables - 1.71%
KB Home	307,800	3,779,784
Lennar Corp., Class A (L)	165,370	3,138,723
PDG Realty SA Empreendimentos
e Participacoes	146,000	916,115
Pulte Group, Inc. (I)(L)	653,900	5,518,916

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
SodasStream International, Ltd. (I)(L)	25,100	$1,458,561
Tempur-Pedic International, Inc. (I)	172,010	11,187,530

		25,999,629
Internet & Catalog Retail - 0.89%
Amazon.com, Inc. (I)	16,600	3,265,054
Netflix, Inc. (I)	26,880	7,279,104
priceline.com, Inc. (I)	5,910	3,044,773

		13,588,931
Leisure Equipment & Products - 1.71%
Brunswick Corp. (L)	760,539	16,488,486
Mattel, Inc.	360,679	9,520,122

		26,008,608
Media - 2.13%
CBS Corp., Class B	51,000	1,425,450
Comcast Corp., Class A	476,318	12,022,266
Comcast Corp., Special Class A	237,110	5,583,941
DIRECTV, Class A (I)	25,440	1,278,614
Sirius XM Radio, Inc. (I)(L)	1,547,710	3,637,119
The Walt Disney Company	204,500	8,513,335

		32,460,725
Multiline Retail - 0.89%
Golden Eagle Retail Group, Ltd.	287,000	747,506
Maoye International Holdings, Ltd.	2,049,000	1,044,171
Nordstrom, Inc.	30,200	1,414,266
Target Corp.	209,102	10,356,822

		13,562,765
Specialty Retail - 3.82%
Advance Auto Parts, Inc. (L)	41,090	2,551,689
Belle International Holdings, Ltd.	355,000	752,855
CarMax, Inc. (I)(L)	30,400	901,664
Home Depot, Inc.	169,711	6,157,115
Lowe’s Companies, Inc.	963,160	23,250,682
Ross Stores, Inc.	84,500	6,925,620
Staples, Inc.	641,982	10,798,137
Talbots, Inc. (I)(L)	537,060	2,561,776
Tiffany & Company	7,900	597,714
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	64,960	3,636,461

		58,133,713
Textiles, Apparel & Luxury Goods - 2.05%
Coach, Inc.	18,500	1,177,710
CROCS, Inc. (I)(L)	93,670	2,129,119
Fossil, Inc. (I)	30,000	3,175,200
Hanesbrands, Inc. (I)	465,760	14,117,186
Lululemon Athletica, Inc. (I)	51,660	4,690,728
Pandora A/S (L)	150,500	5,139,004
The Timberland Company, Class A (I)	25,000	816,750

		31,245,697

		254,109,703
Consumer Staples - 7.43%
Beverages - 1.26%
Anheuser-Busch InBev NV	31,307	1,891,369
PepsiCo, Inc.	242,495	17,246,244

		19,137,613
Food & Staples Retailing - 1.59%
CVS Caremark Corp.	259,544	10,041,757
Sysco Corp. (L)	439,784	14,165,443

		24,207,200

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 3.57%
Asian Bamboo AG (L)	42,726	$1,852,901
China Agri-Industries Holdings, Ltd.	2,796,976	2,972,498
China Green Holdings, Ltd.	4,382,540	3,566,447
China Minzhong Food Corp. Ltd. (I)	1,490,200	1,945,868
General Mills, Inc.	111,248	4,424,333
Golden Agri-Resources, Ltd.	966,000	540,621
Green Mountain Coffee Roasters, Inc. (I)(L)	361,820	29,803,113
Kraft Foods, Inc., Class A	199,370	6,971,969
PureCircle, Ltd. (I)(L)	1,445,507	2,293,629

		54,371,379
Household Products - 0.63%
Colgate-Palmolive Company	110,636	9,683,969
Tobacco - 0.38%
Philip Morris International, Inc.	80,150	5,750,763

		113,150,924
Energy - 10.54%
Energy Equipment & Services - 0.74%
Ensco International PLC, ADR (L)	68,890	3,673,215
FMC Technologies, Inc. (I)(L)	33,600	1,499,568
Hornbeck Offshore Services, Inc. (I)(L)	58,610	1,581,884
Noble Corp. (L)	37,050	1,551,284
Tidewater, Inc. (L)	53,010	2,896,997

		11,202,948
Oil, Gas & Consumable Fuels - 9.80%
Alpha Natural Resources, Inc. (I)(L)	148,481	8,135,274
Anadarko Petroleum Corp.	263,724	20,971,332
BG Group PLC (I)	337,988	7,862,118
BP PLC, SADR	21,000	971,040
Bumi Resources Tbk PT	6,254,750	2,418,962
Cabot Oil & Gas Corp.	58,200	3,419,250
Cheniere Energy, Inc. (I)(L)	189,710	2,221,504
Chesapeake Energy Corp.	283,349	8,880,158
Chevron Corp.	49,200	5,161,572
Cobalt International Energy, Inc. (I)(L)	315,552	4,540,793
ConocoPhillips	25,700	1,881,754
Consol Energy, Inc.	66,700	3,419,709
Denbury Resources, Inc. (I)	44,800	983,808
EOG Resources, Inc.	26,460	2,887,844
Exxon Mobil Corp.	89,450	7,466,392
Gazprom OAO, SADR	506,194	7,466,362
Imperial Oil, Ltd. (L)	68,832	3,418,688
Inpex Corp.	180	1,303,301
James River Coal Company (I)(L)	104,420	2,288,886
Karoon Gas Australia, Ltd. (I)	504,224	3,561,475
Occidental Petroleum Corp.	43,081	4,646,286
Paladin Resources, Ltd. (I)(L)	391,584	1,328,247
Peabody Energy Corp.	63,600	3,902,496
Petroleo Brasileiro SA, ADR	362,286	12,545,964
Rosetta Resources, Inc. (I)(L)	65,140	3,201,631
Royal Dutch Shell PLC, ADR, Class B	65,300	4,722,496
Statoil ASA, SADR (L)	156,200	4,114,308
Ultra Petroleum Corp. (I)(L)	223,460	10,864,625
Uranium One, Inc.	206,200	755,545
Valero Energy Corp.	25,100	690,250
Venoco, Inc. (I)	94,753	1,392,869
Whiting Petroleum Corp. (I)	27,300	1,831,830

		149,256,769

		160,459,717
Financials - 9.89%
Capital Markets - 2.38%
Ameriprise Financial, Inc.	73,100	4,475,913

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
BlackRock, Inc.	41,480	$8,526,629
Credit Suisse Group AG	26,483	1,139,798
Credit Suisse Group AG, SADR (L)	58,200	2,509,584
Invesco, Ltd.	177,890	4,388,546
LPL Investment Holdings, Inc. (I)	14,200	510,348
The Goldman Sachs Group, Inc.	8,950	1,259,534
UBS AG (I)	555,371	10,729,768
UBS AG (Swiss Exchange) (I)	137,455	2,641,475

		36,181,595
Commercial Banks - 2.54%
Barclays PLC	647,750	2,959,975
Mitsubishi UFJ Financial Group	356,800	1,651,604
PNC Financial Services Group, Inc.	74,863	4,672,948
U.S. Bancorp	164,200	4,203,520
UCO Bank	399,700	878,951
Wells Fargo & Company	856,780	24,306,839

		38,673,837
Consumer Finance - 0.20%
Acom Company, Ltd. (I)(L)	190,800	3,064,535
Diversified Financial Services - 2.33%
Bank of America Corp.	426,344	5,009,542
Great American Group, Inc. (I)	471,600	117,900
ING Groep NV (I)	217,905	2,640,641
JPMorgan Chase & Company	368,996	15,955,387
Justice Holdings, Ltd. (I)	388,695	6,297,419
PHH Corp. (I)(L)	159,920	3,353,522
The NASDAQ OMX Group, Inc. (I)(L)	84,760	2,163,075

		35,537,486
Insurance - 1.89%
ACE, Ltd.	73,815	5,079,948
Ageas	1,103,193	3,052,555
Assured Guaranty, Ltd.	72,213	1,229,065
Fidelity National Financial, Inc., Class A	217,600	3,477,248
Genworth Financial, Inc., Class A (I)	95,500	1,061,005
Hartford Financial Services Group, Inc.	26,100	695,565
Marsh & McLennan Companies, Inc.	260,800	7,998,736
Unum Group (L)	236,400	6,219,684

		28,813,806
Real Estate Investment Trusts - 0.20%
Weyerhaeuser Company	142,800	3,075,912
Real Estate Management & Development - 0.05%
Wheelock and Company, Ltd.	166,000	698,912
Thrifts & Mortgage Finance - 0.30%
MGIC Investment Corp. (I)(L)	239,891	1,933,521
Radian Group, Inc. (L)	527,278	2,625,844

		4,559,365

		150,605,448
Health Care - 12.75%
Biotechnology - 1.06%
Amgen, Inc. (I)	84,000	5,085,360
Celgene Corp. (I)	84,760	5,162,732
Gilead Sciences, Inc. (I)	26,100	1,089,414
Novavax, Inc. (I)(L)	1,550,988	3,737,881
Regeneron Pharmaceuticals, Inc. (I)(L)	18,670	1,120,573

		16,195,960
Health Care Equipment & Supplies - 3.92%
Covidien PLC	24,800	1,364,000
Edwards Lifesciences Corp. (I)	207,000	18,367,110
Gen-Probe, Inc. (I)	147,150	12,035,399

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Hologic, Inc. (I)	595,310	$12,799,165
Intuitive Surgical, Inc. (I)(L)	3,900	1,361,100
Medtronic, Inc.	270,557	11,011,670
Zoll Medical Corp. (I)(L)	44,000	2,675,640

		59,614,084
Health Care Providers & Services - 3.39%
Cardinal Health, Inc.	36,600	1,662,372
Catalyst Health Solutions, Inc. (I)	151,700	9,258,251
CIGNA Corp.	151,930	7,579,788
Express Scripts, Inc. (I)	238,930	14,230,671
UnitedHealth Group, Inc.	361,078	17,674,768
Universal Health Services, Inc., Class B (L)	21,200	1,155,188

		51,561,038
Health Care Technology - 0.53%
SXC Health Solutions Corp. (I)	138,064	8,137,492
Life Sciences Tools & Services - 1.22%
Agilent Technologies, Inc. (I)	172,000	8,577,640
Pharmaceutical Product Development, Inc.	296,250	8,546,813
Thermo Fisher Scientific, Inc. (I)	22,700	1,485,715

		18,610,168
Pharmaceuticals - 2.63%
AstraZeneca PLC, SADR	51,200	2,682,880
Elan Corp. PLC (I)	344,272	3,294,683
Endo Pharmaceuticals Holdings, Inc. (I)(L)	26,600	1,107,358
Johnson & Johnson	79,603	5,356,486
Merck & Company, Inc.	256,321	9,419,797
Pfizer, Inc.	665,540	14,275,833
Teva Pharmaceutical Industries, Ltd., ADR	14,300	727,870
UCB SA	66,032	3,156,032

		40,020,939

		194,139,681
Industrials - 11.22%
Aerospace & Defense - 3.25%
BE Aerospace, Inc. (I)	107,180	4,010,676
DigitalGlobe, Inc. (I)	250,200	6,159,924
Esterline Technologies Corp. (I)	22,000	1,663,640
General Dynamics Corp.	128,762	9,556,716
Goodrich Corp.	21,990	1,919,507
Honeywell International, Inc.	36,180	2,154,519
Northrop Grumman Corp. (L)	184,554	12,049,531
Precision Castparts Corp.	12,524	1,967,520
Raytheon Company	22,800	1,148,664
Safran SA	137,826	5,633,401
The Boeing Company	8,700	678,861
TransDigm Group, Inc. (I)	31,790	2,606,780

		49,549,739
Air Freight & Logistics - 0.15%
United Parcel Service, Inc., Class B	31,500	2,314,935
Airlines - 0.94%
AirAsia BHD	4,779,837	4,733,058
Cathay Pacific Airways, Ltd.	734,800	1,766,246
Copa Holdings SA, Class A	39,960	2,497,100
Delta Air Lines, Inc. (I)	530,647	5,348,922

		14,345,326
Building Products - 0.06%
Assa Abloy AB, Series B	31,956	889,277
Commercial Services & Supplies - 0.47%
SYKES Enterprises, Inc. (I)	128,650	2,782,700
The Geo Group, Inc. (I)	90,300	2,220,477

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc. (L)	54,683	$2,126,075

		7,129,252
Construction & Engineering - 0.78%
Aecom Technology Corp. (I)	372,010	10,665,527
Fluor Corp.	18,500	1,275,205

		11,940,732
Electrical Equipment - 0.06%
AMETEK, Inc.	21,000	913,290
Industrial Conglomerates - 0.89%
3M Company	71,804	6,776,862
General Electric Company	49,300	968,252
Tyco International, Ltd.	117,950	5,820,833

		13,565,947
Machinery - 3.05%
Chart Industries, Inc. (I)	60,390	2,933,746
Cummins, Inc.	15,400	1,620,696
Deutz AG (I)	107,090	1,065,823
Fiat Industrial SpA (I)	242,210	3,203,572
Flowserve Corp.	8,200	994,086
Hexagon AB	45,089	1,227,807
Hyundai Heavy Industries Company, Ltd.	2,448	1,148,615
Illinois Tool Works, Inc.	111,100	6,368,252
Joy Global, Inc.	20,900	1,873,685
Meritor, Inc. (I)(L)	217,203	3,586,022
Navistar International Corp. (I)	115,163	7,585,787
Pall Corp.	16,900	948,090
Stanley Black & Decker, Inc.	87,420	6,458,590
Timken Company	7,800	402,636
United Tractors Tbk PT	159,212	429,044
Volvo AB, Series B	145,410	2,633,697
Wabash National Corp. (I)(L)	153,880	1,488,020
WABCO Holdings, Inc. (I)	35,210	2,413,646

		46,381,814
Road & Rail - 1.21%
Avis Budget Group, Inc. (I)(L)	121,430	2,135,954
Con-way, Inc.	74,990	2,964,355
Hertz Global Holdings, Inc. (I)	101,370	1,637,126
J.B. Hunt Transport Services, Inc.	97,670	4,478,170
Ryder Systems, Inc.	30,190	1,660,450
Swift Transporation Company (I)	198,600	2,691,030
Union Pacific Corp.	26,800	2,813,196

		18,380,281
Trading Companies & Distributors - 0.36%
United Rentals, Inc. (I)(L)	157,290	4,300,309
WESCO International, Inc. (I)	21,600	1,200,960

		5,501,269

		170,911,862
Information Technology - 19.36%
Communications Equipment - 4.87%
Acme Packet, Inc. (I)(L)	89,800	6,796,962
ADTRAN, Inc.	128,300	5,498,938
Alcatel-Lucent, SADR (I)(L)	872,900	4,949,343
Aruba Networks, Inc. (I)(L)	80,160	2,278,147
Cisco Systems, Inc.	974,923	16,378,706
Finisar Corp. (I)(L)	69,300	1,664,586
HUGHES Telematics, Inc. (I)(L)	28,605	94,397
JDS Uniphase Corp. (I)	44,200	892,398
Juniper Networks, Inc. (I)(L)	50,960	1,865,646
Nokia OYJ, SADR (L)	1,279,370	8,981,177
Polycom, Inc. (I)	235,925	13,544,454

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
QUALCOMM, Inc.	114,150	$6,688,049
Research In Motion, Ltd. (I)	49,600	2,125,360
Riverbed Technology, Inc. (I)	37,500	1,422,000
ZTE Corp., Class H	274,880	977,047

		74,157,210
Computers & Peripherals - 2.53%
Apple, Inc. (I)	57,822	20,112,226
EMC Corp. (I)	540,430	15,386,042
HTC Corp.	71,520	3,056,888

		38,555,156
Electronic Equipment, Instruments & Components - 0.72%
Hon Hai Precision Industry Company, Ltd.	295,000	1,038,115
Jabil Circuit, Inc.	388,780	8,389,872
Universal Display Corp. (I)	33,210	1,584,781

		11,012,768
Internet Software & Services - 1.78%
Baidu, Inc., SADR (I)	8,700	1,180,677
Dena Company, Ltd.	39,700	1,413,414
eBay, Inc. (I)	457,657	14,265,169
Google, Inc., Class A (I)	2,700	1,428,354
KIT Digital, Inc. (I)(L)	369,708	4,528,923
Netease.com, Inc., ADR (I)(L)	14,730	679,495
Sohu.com, Inc. (I)(L)	15,400	1,241,702
Support.com, Inc. (I)(L)	267,230	1,282,704
Tencent Holdings, Ltd.	38,900	1,122,337

		27,142,775
IT Services - 2.27%
Automatic Data Processing, Inc.	132,973	7,328,142
Gartner, Inc. (I)(L)	88,835	3,467,230
Sapient Corp. (I)	58,725	862,670
Teradata Corp. (I)	115,270	6,430,913
The Western Union Company	802,548	16,500,387

		34,589,342
Semiconductors & Semiconductor Equipment - 4.67%
Altera Corp. (L)	122,650	5,898,239
Analog Devices, Inc.	113,900	4,689,263
ARM Holdings PLC	439,928	4,167,805
ASML Holding NV -New York
Registered Shares	26,600	1,037,666
Avago Technologies, Ltd.	188,800	6,379,552
Broadcom Corp., Class A	44,400	1,597,512
Cavium Networks, Inc. (I)(L)	183,830	8,176,758
Cree, Inc. (I)(L)	154,471	6,779,732
GT Solar International, Inc. (I)(L)	123,730	1,578,795
Intel Corp.	122,900	2,766,479
Lam Research Corp. (I)	17,900	841,211
Maxim Integrated Products, Inc.	141,100	3,844,975
Micron Technology, Inc. (I)	98,677	1,006,505
Microsemi Corp. (I)	37,400	824,670
NVIDIA Corp. (I)	106,200	2,128,248
Samsung Electronics Company, Ltd.	2,052	1,720,035
Skyworks Solutions, Inc. (I)	478,770	12,194,272
Ultratech, Inc. (I)	69,350	2,203,250
Xilinx, Inc. (L)	89,200	3,182,656

		71,017,623
Software - 2.52%
Ariba, Inc. (I)(L)	81,870	2,745,920
BMC Software, Inc. (I)	21,200	1,183,596
BroadSoft, Inc. (I)	69,040	2,729,842
Cadence Design Systems, Inc. (I)	140,400	1,500,876
Citrix Systems, Inc. (I)	66,950	5,866,159

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Glu Mobile Inc. (I)(L)	311,810	$1,587,113
QLIK Technologies, Inc. (I)	97,200	3,235,788
Rovi Corp. (I)	55,860	3,237,646
Salesforce.com, Inc. (I)	16,200	2,466,612
TIBCO Software, Inc. (I)	239,900	6,738,791
TiVo, Inc. (I)(L)	194,255	2,008,597
VMware, Inc., Class A (I)	52,200	5,080,104

		38,381,044

		294,855,918
Materials - 7.89%
Chemicals - 2.80%
Agrium, Inc.	17,800	1,567,468
CF Industries Holdings, Inc.	53,310	8,198,012
Huabao International Holdings, Ltd.	1,471,000	2,083,134
Incitec Pivot, Ltd.	915,270	3,752,542
Methanex Corp.	142,531	4,548,164
Potash Corp. of Saskatchewan, Inc.	20,500	1,160,300
Sociedad Quimica y Minera de
Chile SA, ADR (L)	24,590	1,538,596
Syngenta AG, ADR (L)	5,300	365,912
The Mosaic Company (L)	275,030	19,485,876

		42,700,004
Construction Materials - 0.08%
Anhui Conch Cement Company, Ltd.	260,500	1,160,505
Containers & Packaging - 0.83%
Crown Holdings, Inc. (I)	11,100	450,771
Graphic Packaging Holding Company (I)	189,900	1,040,652
Owens-Illinois, Inc. (I)	349,354	11,221,250

		12,712,673
Metals & Mining - 3.66%
Allegheny Technologies, Inc. (L)	33,500	2,244,500
Allied Nevada Gold Corp. (I)(L)	75,720	2,807,698
AngloGold Ashanti, Ltd., SADR (L)	73,740	3,389,090
Barrick Gold Corp. (L)	30,400	1,451,904
CGA Mining, Ltd. (I)	589,079	1,611,250
China Metal Recycling Holdings, Ltd.	1,206,600	1,694,885
Detour Gold Corp. (I)	121,210	3,873,315
Freeport-McMoRan Copper & Gold, Inc.	58,000	2,995,120
Glencore International PLC (I)	118,120	1,031,966
Goldcorp, Inc.	19,800	991,386
IAMGOLD Corp.	49,300	1,037,765
Iluka Resources, Ltd.	177,370	2,976,970
Ivanhoe Mines, Ltd. (I)	60,400	1,519,897
Kenmare Resources Plc (I)	1,335,890	1,077,547
Kumba Iron Ore, Ltd.	5,662	387,508
Lynas Corp., Ltd. (I)	740,178	1,883,233
Medusa Mining, Ltd.	315,534	2,944,965
Molycorp, Inc. (I)(L)	37,320	2,479,168
Mongolian Mining Corp. (I)	678,200	794,723
Nucor Corp. (L)	56,800	2,404,912
Perseus Mining, Ltd. (I)	447,970	1,310,416
Rio Tinto PLC	28,366	1,984,732
Romarco Minerals, Inc. (I)(L)	671,970	1,428,764
Silver Wheaton Corp.	98,290	3,612,158
Sumitomo Metal Industries, Ltd.	760,000	1,559,259
Vallar PLC (I)	112,126	2,169,268
Walter Energy, Inc.	15,400	1,918,070
Xstrata PLC	89,450	2,101,685

		55,682,154
Paper & Forest Products - 0.52%
Louisiana-Pacific Corp. (I)(L)	271,083	2,271,676

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Norbord, Inc. (I)	235,225	$3,127,107
Sino-Forest Corp. (I)(L)	125,100	2,488,184

		7,886,967

		120,142,303
Telecommunication Services - 0.50%
Diversified Telecommunication Services - 0.27%
AT&T, Inc.	129,700	4,093,332
Wireless Telecommunication Services - 0.23%
Softbank Corp.	33,900	1,318,123
Sprint Nextel Corp. (I)	371,701	2,174,451

		3,492,574

		7,585,906
Utilities - 0.34%
Gas Utilities - 0.34%
UGI Corp.	157,450	5,161,211

TOTAL COMMON STOCKS (Cost $1,306,294,307)		$1,471,122,673

PREFERRED SECURITIES - 0.00%
Financials - 0.00%
Banco do Estado do Rio Grande do Sul SA	2,300	25,351

TOTAL PREFERRED SECURITIES (Cost $24,348)		$25,351

INVESTMENT COMPANIES - 0.35%
SPDR S&P Midcap 400 ETF Trust (L)	21,900	3,998,502
Utilities Select Sector SPDR Fund	40,600	1,375,122

TOTAL INVESTMENT COMPANIES (Cost $4,552,930)		$5,373,624

SECURITIES LENDING COLLATERAL - 13.62%
Securities Lending Collateral - 13.62%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	20,719,207	207,359,898

TOTAL SECURITIES LENDING
COLLATERAL (Cost $207,347,018)		$207,359,898

SHORT-TERM INVESTMENTS - 2.33%
Repurchase Agreement - 2.33%
Deutsche Bank Securities Tri-Party
Repurchase Agreement dated 05/31/2011 at
0.140% to be repurchased at $35,500,138 on
06/01/2011 collateralized by $30,758,723
Goverment National Mortgage Associatio
(valued at $,n, 4.000% due 10/15/2040
(valued at $30,858,569 including interest)
and $5,324,591 Government National
Mortgage Association, 7.000% due
10/15/203, including interest)	$35,500,000	$35,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $35,500,000)		$35,500,000

Total Investments (Alpha Opportunities Fund)
(Cost $1,553,718,603) - 112.90%		$1,719,381,546
Other assets and liabilities, net - (12.90%)		(196,509,400)

TOTAL NET ASSETS - 100.00%		$1,522,872,146

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.21%
Consumer Discretionary - 21.20%
Auto Components - 0.68%
Johnson Controls, Inc.	421,900	$16,707,240
Automobiles - 0.02%
General Motors Company (I)	12,900	410,349
Hotels, Restaurants & Leisure - 7.12%
Carnival Corp.	755,600	29,324,836
Chipotle Mexican Grill, Inc. (I)(L)	31,700	9,163,519
Las Vegas Sands Corp. (I)	391,600	16,267,064
Marriott International, Inc., Class A	817,285	30,901,546
McDonald’s Corp.	294,700	24,029,838
Starbucks Corp.	1,055,900	38,846,561
Starwood Hotels &
Resorts Worldwide, Inc. (L)	352,700	21,507,646
Wynn Resorts, Ltd.	41,800	6,124,536

		176,165,546
Internet & Catalog Retail - 6.63%
Amazon.com, Inc. (I)	554,711	109,106,107
Liberty Media Corp. - Interactive, Series A (I)	928,600	16,909,806
Netflix, Inc. (I)	4,100	1,110,280
priceline.com, Inc. (I)	71,400	36,784,566

		163,910,759
Leisure Equipment & Products - 0.03%
Hasbro, Inc.	5,300	242,422
Mattel, Inc.	15,400	406,483

		648,905
Media - 2.17%
Discovery Communications, Inc., Series C (I)	377,600	14,662,208
Omnicom Group, Inc.	223,400	10,448,418
The Walt Disney Company	650,500	27,080,315
Time Warner, Inc.	44,333	1,615,051

		53,805,992
Multiline Retail - 0.13%
Dollar Tree, Inc. (I)	26,750	1,705,045
Kohl’s Corp.	28,470	1,515,743

		3,220,788
Specialty Retail - 1.76%
Bed Bath & Beyond, Inc. (I)	334,000	17,999,260
CarMax, Inc. (I)	15,100	447,866
O’Reilly Automotive, Inc. (I)	305,200	18,345,572
Tiffany & Company	87,700	6,635,382

		43,428,080
Textiles, Apparel & Luxury Goods - 2.66%
Coach, Inc.	381,900	24,311,754
Fossil, Inc. (I)	67,100	7,101,864
NIKE, Inc., Class B	255,100	21,543,195
Polo Ralph Lauren Corp.	102,100	12,943,217

		65,900,030

		524,197,689
Consumer Staples - 0.39%
Beverages - 0.13%
Anheuser-Busch InBev NV	6,500	392,689
PepsiCo, Inc.	10,366	737,230
The Coca-Cola Company	31,600	2,111,196

		3,241,115
Food & Staples Retailing - 0.25%
Costco Wholesale Corp.	11,600	956,768
Walgreen Company	5,700	248,691

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	80,100	$4,898,916

		6,104,375
Household Products - 0.01%
The Procter & Gamble Company	5,128	343,576

		9,689,066
Energy - 8.64%
Energy Equipment & Services - 4.78%
Baker Hughes, Inc.	99,700	7,370,821
Cameron International Corp. (I)	195,000	9,293,700
FMC Technologies, Inc. (I)(L)	283,700	12,661,531
Halliburton Company	421,400	21,133,210
McDermott International, Inc. (I)	125,800	2,669,476
Schlumberger, Ltd.	759,708	65,122,170

		118,250,908
Oil, Gas & Consumable Fuels - 3.86%
Cimarex Energy Company	61,400	5,890,102
Concho Resources, Inc. (I)	99,600	9,423,156
EOG Resources, Inc.	219,000	23,901,660
EQT Corp.	89,600	4,854,528
Exxon Mobil Corp.	16,462	1,374,083
Occidental Petroleum Corp.	152,700	16,468,695
Peabody Energy Corp.	336,200	20,629,232
Range Resources Corp. (L)	162,200	9,070,224
Suncor Energy, Inc.	90,700	3,800,330

		95,412,010

		213,662,918
Financials - 9.55%
Capital Markets - 4.68%
Ameriprise Financial, Inc.	195,989	12,000,406
Credit Suisse Group AG (I)	21,900	942,551
Franklin Resources, Inc.	453,035	58,704,275
Invesco, Ltd.	829,100	20,453,897
Northern Trust Corp.	78,311	3,820,794
State Street Corp.	121,829	5,576,113
TD Ameritrade Holding Corp.	134,000	2,887,700
The Charles Schwab Corp.	227,114	4,090,323
The Goldman Sachs Group, Inc.	51,624	7,265,046

		115,741,105
Commercial Banks - 0.56%
PNC Financial Services Group, Inc.	200	12,484
U.S. Bancorp	350,100	8,962,560
Wells Fargo & Company	176,300	5,001,631

		13,976,675
Consumer Finance - 1.15%
American Express Company	551,548	28,459,877
Diversified Financial Services - 2.07%
CME Group, Inc.	1,200	342,912
IntercontinentalExchange, Inc. (I)	162,450	19,599,593
JPMorgan Chase & Company	587,300	25,394,852
NYSE Euronext	161,200	5,869,292

		51,206,649
Insurance - 0.54%
Marsh & McLennan Companies, Inc.	32,400	993,708
Prudential Financial, Inc.	193,500	12,341,430

		13,335,138
Real Estate Management & Development - 0.55%
CB Richard Ellis Group, Inc., Class A (I)	511,200	13,511,016

		236,230,460

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 8.34%
Biotechnology - 1.49%
Alexion Pharmaceuticals, Inc. (I)	23,400	$1,109,628
Amgen, Inc. (I)	36,500	2,209,710
Biogen Idec, Inc. (I)	24,600	2,330,358
Celgene Corp. (I)	424,400	25,850,204
Vertex Pharmaceuticals, Inc. (I)	97,900	5,285,621

		36,785,521
Health Care Equipment & Supplies - 1.20%
Edwards Lifesciences Corp. (I)	54,500	4,835,785
Intuitive Surgical, Inc. (I)(L)	2,350	820,150
Stryker Corp.	383,821	23,950,430

		29,606,365
Health Care Providers & Services - 4.28%
Cardinal Health, Inc.	344,000	15,624,480
Express Scripts, Inc. (I)	783,300	46,653,348
McKesson Corp.	490,300	41,974,583
UnitedHealth Group, Inc.	34,600	1,693,670

		105,946,081
Health Care Technology - 0.00%
Cerner Corp. (I)(L)	200	24,020
Life Sciences Tools & Services - 0.43%
Thermo Fisher Scientific, Inc. (I)	162,700	10,648,715
Pharmaceuticals - 0.94%
Allergan, Inc.	244,300	20,210,939
Shire PLC, ADR (L)	32,971	3,151,698

		23,362,637

		206,373,339
Industrials - 16.36%
Aerospace & Defense - 3.90%
Honeywell International, Inc.	393,700	23,444,835
Precision Castparts Corp.	225,800	35,473,180
The Boeing Company	52,100	4,065,363
United Technologies Corp.	381,000	33,440,370

		96,423,748
Air Freight & Logistics - 1.91%
Expeditors International of Washington, Inc.	270,600	14,293,092
FedEx Corp.	352,300	32,989,372

		47,282,464
Electrical Equipment - 0.86%
Emerson Electric Company	285,900	15,595,845
Roper Industries, Inc. (L)	67,000	5,592,490

		21,188,335
Industrial Conglomerates - 1.37%
3M Company	358,100	33,797,478
Machinery - 5.23%
Caterpillar, Inc.	55,400	5,861,320
Cummins, Inc.	21,100	2,220,564
Danaher Corp.	1,651,474	90,054,877
Deere & Company	117,000	10,071,360
Eaton Corp.	80,200	4,143,934
Illinois Tool Works, Inc.	31,800	1,822,776
Joy Global, Inc.	74,800	6,705,820
Stanley Black & Decker, Inc.	115,800	8,555,304

		129,435,955
Road & Rail - 1.46%
Norfolk Southern Corp.	13,500	989,685

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Union Pacific Corp.	334,300	$35,091,471

		36,081,156
Trading Companies & Distributors - 1.63%
Fastenal Company (L)	796,000	26,411,280
WW Grainger, Inc. (L)	92,300	13,943,761

		40,355,041

		404,564,177
Information Technology - 29.05%
Communications Equipment - 3.71%
Juniper Networks, Inc. (I)	798,879	29,246,960
QUALCOMM, Inc.	1,067,923	62,569,609

		91,816,569
Computers & Peripherals - 8.21%
Apple, Inc. (I)	505,100	175,688,932
EMC Corp. (I)	947,800	26,983,866
Hewlett-Packard Company	5,800	216,804
NetApp, Inc. (I)	4,100	224,557

		203,114,159
Electronic Equipment, Instruments & Components - 0.90%
Corning, Inc.	1,102,500	22,215,375
Internet Software & Services - 8.92%
Baidu, Inc., SADR (I)	375,200	50,918,392
eBay, Inc. (I)	624,362	19,461,364
Facebook, Inc., Class B (I)(R)	392,206	11,117,197
Google, Inc., Class A (I)	205,084	108,493,538
Tencent Holdings, Ltd.	1,057,300	30,505,053

		220,495,544
IT Services - 5.03%
Accenture PLC, Class A (L)	475,900	27,311,901
Automatic Data Processing, Inc.	19,767	1,089,359
Fiserv, Inc. (I)	56,300	3,632,476
International Business Machines Corp.	71,300	12,044,709
MasterCard, Inc., Class A	159,660	45,830,403
The Western Union Company	291,400	5,991,184
Visa, Inc., Class A	351,400	28,484,484

		124,384,516
Semiconductors & Semiconductor Equipment - 1.85%
Altera Corp.	154,700	7,439,523
Broadcom Corp., Class A	568,300	20,447,434
Marvell Technology Group, Ltd. (I)	8,190	133,006
Xilinx, Inc. (L)	497,075	17,735,636

		45,755,599
Software - 0.43%
Autodesk, Inc. (I)	70,200	3,017,196
Intuit, Inc. (I)	78,300	4,225,851
Microsoft Corp.	18,466	461,835
Salesforce.com, Inc. (I)	19,000	2,892,940

		10,597,822

		718,379,584
Materials - 3.82%
Chemicals - 3.74%
Air Products & Chemicals, Inc.	193,300	18,380,897
Monsanto Company	42,004	2,983,964
Potash Corp. of Saskatchewan, Inc.	250,000	14,150,000
Praxair, Inc.	525,900	55,661,256
The Mosaic Company	2,000	141,700

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
The Sherwin-Williams Company	13,700	$1,203,408

		92,521,225
Metals & Mining - 0.08%
Freeport-McMoRan Copper & Gold, Inc.	36,800	1,900,352

		94,421,577
Telecommunication Services - 1.86%
Wireless Telecommunication Services - 1.86%
American Tower Corp., Class A (I)	831,062	46,107,320

TOTAL COMMON STOCKS (Cost $1,636,997,916)		$2,453,626,130

SECURITIES LENDING COLLATERAL - 4.07%
Securities Lending Collateral - 4.07%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	10,067,858	100,760,131

TOTAL SECURITIES LENDING
COLLATERAL (Cost $100,737,592)		$100,760,131

SHORT-TERM INVESTMENTS - 0.84%
Short-Term Securities - 0.84%
State Street Institutional U.S. Government
Money Market Fund, 0.0009% (Y)	$487,918	$487,918
T. Rowe Price Prime Reserve
Fund, 0.1438% (Y)	20,148,768	20,148,768

		20,636,686

TOTAL SHORT-TERM INVESTMENTS (Cost $20,636,686)		$20,636,686

Total Investments (Blue Chip Growth Fund)
(Cost $1,758,372,194) - 104.12%		$2,575,022,947
Other assets and liabilities, net - (4.12%)		(101,906,630)

TOTAL NET ASSETS - 100.00%		$2,473,116,317

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.88%
Consumer Discretionary - 23.05%
Auto Components - 1.06%
BorgWarner, Inc. (I)(L)	292,546	$21,212,510
Automobiles - 1.10%
Bayerische Motoren Werke AG	248,894	22,069,727
Hotels, Restaurants & Leisure - 4.51%
Chipotle Mexican Grill, Inc. (I)(L)	98,697	28,530,342
Marriott International, Inc., Class A (L)	674,534	25,504,131
Starbucks Corp.	981,087	36,094,191

		90,128,664
Internet & Catalog Retail - 4.93%
Amazon.com, Inc. (I)	423,140	83,227,407
priceline.com, Inc. (I)	29,929	15,419,122

		98,646,529
Media - 2.20%
The Walt Disney Company	1,054,062	43,880,601
Specialty Retail - 2.54%
Bed Bath & Beyond, Inc. (I)	391,434	21,094,378
Tiffany & Company (L)	282,470	21,371,680

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Urban Outfitters, Inc. (I)	272,766	$8,308,452

		50,774,510
Textiles, Apparel & Luxury Goods - 6.71%
Burberry Group PLC	726,045	15,787,733
Coach, Inc.	414,837	26,408,523
LVMH Moet Hennessy Louis Vuitton (L)	119,215	20,860,166
NIKE, Inc., Class B	434,690	36,709,571
Polo Ralph Lauren Corp.	271,740	34,448,480

		134,214,473

		460,927,014
Consumer Staples - 5.44%
Food & Staples Retailing - 3.02%
Costco Wholesale Corp.	376,865	31,083,825
Whole Foods Market, Inc.	478,652	29,274,356

		60,358,181
Food Products - 1.06%
Mead Johnson Nutrition Company	311,260	21,100,315
Personal Products - 1.36%
The Estee Lauder
Companies, Inc., Class A (L)	266,109	27,278,834

		108,737,330
Energy - 6.11%
Energy Equipment & Services - 3.42%
National Oilwell Varco, Inc.	145,494	10,559,955
Schlumberger, Ltd.	674,859	57,848,913

		68,408,868
Oil, Gas & Consumable Fuels - 2.69%
Anadarko Petroleum Corp.	126,385	10,050,135
Occidental Petroleum Corp.	405,818	43,767,471

		53,817,606

		122,226,474
Financials - 3.61%
Capital Markets - 1.87%
The Charles Schwab Corp.	1,199,406	21,601,302
The Goldman Sachs Group, Inc.	112,206	15,790,750

		37,392,052
Consumer Finance - 1.74%
American Express Company	674,109	34,784,024

		72,176,076
Health Care - 12.82%
Biotechnology - 2.52%
Alexion Pharmaceuticals, Inc. (I)	118,598	5,623,917
Celgene Corp. (I)	546,653	33,296,634
Vertex Pharmaceuticals, Inc. (I)(L)	213,865	11,546,571

		50,467,122
Health Care Providers & Services - 1.93%
Express Scripts, Inc. (I)	646,723	38,518,822
Life Sciences Tools & Services - 2.79%
Agilent Technologies, Inc. (I)	617,858	30,812,578
Illumina, Inc. (I)(L)	346,613	24,983,865

		55,796,443
Pharmaceuticals - 5.58%
Allergan, Inc.	357,369	29,565,137
Novo Nordisk A/S, SADR (L)	189,094	23,827,735
Pfizer, Inc.	1,081,132	23,190,281

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Shire PLC, ADR (L)	366,105	$34,995,977

		111,579,130

		256,361,517
Industrials - 10.01%
Aerospace & Defense - 5.20%
Precision Castparts Corp.	261,151	41,026,822
The Boeing Company	393,372	30,694,817
United Technologies Corp.	367,005	32,212,029

		103,933,668
Air Freight & Logistics - 1.12%
Expeditors International of Washington, Inc.	175,236	9,255,966
United Parcel Service, Inc., Class B	178,920	13,148,831

		22,404,797
Machinery - 2.60%
Deere & Company	265,606	22,863,364
Ingersoll-Rand PLC (L)	584,429	29,163,007

		52,026,371
Road & Rail - 1.09%
Union Pacific Corp.	208,005	21,834,285

		200,199,121
Information Technology - 33.85%
Communications Equipment - 3.17%
Juniper Networks, Inc. (I)	866,721	31,730,656
QUALCOMM, Inc.	541,443	31,723,145

		63,453,801
Computers & Peripherals - 7.76%
Apple, Inc. (I)	254,282	88,446,908
EMC Corp. (I)	1,390,125	39,576,859
NetApp, Inc. (I)	494,732	27,096,472

		155,120,239
Internet Software & Services - 5.76%
Baidu, Inc., SADR (I)	272,877	37,032,138
Google, Inc., Class A (I)	85,803	45,391,503
Linkedin Corp. Class A (I)	34,300	2,798,194
Mail.ru Group, Ltd., GDR (I)	253,672	8,700,950
Tencent Holdings, Ltd.	594,152	17,142,380
Tencent Holdings, Ltd., ADR (L)	23,453	673,101
Youku.com, Inc., SADR (I)(L)	80,151	3,387,983

		115,126,249
IT Services - 5.76%
Cognizant Technology
Solutions Corp., Class A (I)	247,878	18,848,643
International Business Machines Corp.	329,833	55,718,689
MasterCard, Inc., Class A	141,496	40,616,427

		115,183,759
Semiconductors & Semiconductor Equipment - 3.38%
Altera Corp.	407,030	19,574,073
ARM Holdings PLC	273,622	7,811,908
Atmel Corp. (I)	753,435	11,316,594
Avago Technologies, Ltd.	550,473	18,600,483
Broadcom Corp., Class A	288,463	10,378,899

		67,681,957
Software - 8.02%
Oracle Corp.	1,714,776	58,679,635
Red Hat, Inc. (I)	512,979	22,365,884
Salesforce.com, Inc. (I)(L)	265,656	40,448,783
SuccessFactors, Inc. (I)(L)	165,518	5,804,716

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
VMware, Inc., Class A (I)	341,016	$33,187,677

		160,486,695

		677,052,700
Materials - 3.58%
Chemicals - 3.58%
E.I. du Pont de Nemours & Company	560,791	29,890,160
Monsanto Company	586,779	41,684,780

		71,574,940

		71,574,940
Telecommunication Services - 1.41%
Wireless Telecommunication Services - 1.41%
American Tower Corp., Class A (I)	510,057	28,297,963

TOTAL COMMON STOCKS (Cost $1,413,310,218)		$1,997,553,135

SECURITIES LENDING COLLATERAL - 6.04%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	12,067,034	120,768,081

TOTAL SECURITIES LENDING
COLLATERAL (Cost $120,739,339)		$120,768,081

SHORT-TERM INVESTMENTS - 0.42%
Short-Term Securities - 0.42%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	$8,395,281	$8,395,281

TOTAL SHORT-TERM INVESTMENTS (Cost $8,395,281)		$8,395,281

Total Investments (Capital Appreciation Fund)
(Cost $1,542,444,838) - 106.34%		$2,126,716,497
Other assets and liabilities, net - (6.34%)		(126,867,722)

TOTAL NET ASSETS - 100.00%		$1,999,848,775

Capital Appreciation Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 69.90%
Consumer Discretionary - 7.96%
Automobiles - 0.27%
General Motors Company (I)	33,100	$1,052,911
Hotels, Restaurants & Leisure - 2.21%
Carnival Corp.	134,200	5,208,302
McDonald’s Corp.	39,300	3,204,522

		8,412,824
Media - 2.08%
Time Warner, Inc. (L)	217,500	7,923,525
Multiline Retail - 2.79%
Dollar General Corp. (I)	128,700	4,513,509
Kohl’s Corp.	115,000	6,122,600

		10,636,109
Specialty Retail - 0.61%
Lowe’s Companies, Inc.	32,500	784,550
O’Reilly Automotive, Inc. (I)	25,900	1,556,849

		2,341,399

		30,366,768

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 11.50%
Beverages - 3.74%
PepsiCo, Inc.	200,600	$14,266,672
Food Products - 3.89%
General Mills, Inc.	259,400	10,316,338
Kellogg Company	77,100	4,393,929
Nestle SA	1,592	102,259

		14,812,526
Household Products - 3.59%
Colgate-Palmolive Company	42,100	3,685,013
The Procter & Gamble Company	149,200	9,996,400

		13,681,413
Tobacco - 0.28%
Philip Morris International, Inc.	15,000	1,076,250

		43,836,861
Energy - 7.09%
Energy Equipment & Services - 0.68%
Weatherford International, Ltd. (I)	131,500	2,599,755
Oil, Gas & Consumable Fuels - 6.41%
Canadian Natural Resources, Ltd.	110,300	4,810,183
Devon Energy Corp.	4,300	361,501
El Paso Corp.	110,300	2,321,815
EOG Resources, Inc.	39,700	4,332,858
Nexen, Inc.	309,400	7,147,140
QEP Resources, Inc.	62,200	2,705,700
Spectra Energy Corp.	99,400	2,742,446

		24,421,643

		27,021,398
Financials - 10.92%
Capital Markets - 0.74%
Franklin Resources, Inc.	21,600	2,798,928
Commercial Banks - 5.97%
Fifth Third Bancorp	48,400	632,104
Huntington Bancshares, Inc.	73,600	485,760
KeyCorp	104,700	886,809
PNC Financial Services Group, Inc.	29,300	1,828,906
SunTrust Banks, Inc.	42,200	1,187,086
U.S. Bancorp	469,900	12,029,440
Wells Fargo & Company	201,600	5,719,392

		22,769,497
Diversified Financial Services - 1.68%
Deutsche Boerse AG	26,100	2,063,566
JPMorgan Chase & Company	70,900	3,065,716
Moody’s Corp. (L)	32,000	1,277,120

		6,406,402
Insurance - 2.47%
AON Corp.	137,900	7,191,485
Principal Financial Group, Inc. (L)	12,500	390,875
The Allstate Corp.	58,900	1,848,282

		9,430,642
Thrifts & Mortgage Finance - 0.06%
New York Community Bancorp, Inc. (L)	14,100	228,420

		41,633,889
Health Care - 8.52%
Health Care Equipment & Supplies - 0.59%
Covidien PLC	40,700	2,238,500

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 0.93%
Henry Schein, Inc. (I)	13,400	$962,388
Laboratory Corp. of America Holdings (I)	13,800	1,391,454
Quest Diagnostics, Inc.	20,300	1,185,926

		3,539,768
Life Sciences Tools & Services - 3.65%
Thermo Fisher Scientific, Inc. (I)	212,800	13,927,760
Pharmaceuticals - 3.35%
Pfizer, Inc.	596,500	12,794,925

		32,500,953
Industrials - 9.53%
Aerospace & Defense - 2.44%
United Technologies Corp.	106,000	9,303,620
Commercial Services & Supplies - 0.24%
Republic Services, Inc. (L)	29,200	920,384
Electrical Equipment - 1.36%
Cooper Industries PLC	55,400	3,481,890
Emerson Electric Company	30,800	1,680,140

		5,162,030
Machinery - 4.27%
Danaher Corp.	234,800	12,803,644
Illinois Tool Works, Inc.	60,700	3,479,324

		16,282,968
Trading Companies & Distributors - 1.22%
Mitsubishi Corp.	183,800	4,651,775

		36,320,777
Information Technology - 10.71%
Communications Equipment - 0.61%
Cisco Systems, Inc.	138,100	2,320,080
Computers & Peripherals - 2.22%
Apple, Inc. (I)	9,300	3,234,819
Hewlett-Packard Company	139,800	5,225,724

		8,460,543
Electronic Equipment, Instruments & Components - 1.83%
TE Connectivity, Ltd.	189,400	6,975,602
Internet Software & Services - 0.51%
Google, Inc., Class A (I)	3,700	1,957,374
IT Services - 3.83%
Accenture PLC, Class A	66,400	3,810,696
Amdocs, Ltd. (I)	62,000	1,887,280
Fiserv, Inc. (I)	21,300	1,374,276
International Business Machines Corp. (L)	39,500	6,672,735
MasterCard, Inc., Class A	3,000	861,150

		14,606,137
Semiconductors & Semiconductor Equipment - 0.91%
Texas Instruments, Inc.	98,100	3,462,930
Software - 0.80%
Microsoft Corp.	122,900	3,073,729

		40,856,395
Materials - 1.34%
Chemicals - 1.34%
Air Products & Chemicals, Inc.	53,800	5,115,842
Telecommunication Services - 1.80%
Diversified Telecommunication Services - 1.80%
AT&T, Inc.	217,000	6,848,516

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 0.53%
Electric Utilities - 0.22%
Entergy Corp.	12,700	$865,505
Multi-Utilities - 0.31%
MDU Resources Group, Inc.	13,300	314,279
OGE Energy Corp.	16,800	857,976

		1,172,255

		2,037,760

TOTAL COMMON STOCKS (Cost $250,363,964)		$266,539,159

PREFERRED SECURITIES - 2.10%
Consumer Discretionary - 0.96%
General Motors Company,
Series B, 4.750% (I)(L)	47,300	2,369,730
Newell Financial Trust I, 5.250% (I)	28,000	1,309,000

		3,678,730
Financials - 0.94%
AMG Capital Trust I, 5.100% (I)	35,300	1,694,400
Metlife, Inc., 5.000% (I)	20,300	1,679,013
Wells Fargo & Company, Series L, 7.500% (I)	200	217,000

		3,590,413
Utilities - 0.20%
PPL Corp., 8.750% (I)	13,900	761,025

TOTAL PREFERRED SECURITIES (Cost $8,205,876)		$8,030,168

CORPORATE BONDS - 6.11%
Consumer Discretionary - 1.76%
Dollar General Corp.
10.625%, 07/15/2015	$690,000	$733,125
Home Depot, Inc.
4.400%, 04/01/2021	505,000	515,079
5.400%, 03/01/2016	345,000	388,827
Lamar Media Corp.
9.750%, 04/01/2014	840,000	976,500
Time Warner Cable, Inc.
7.500%, 04/01/2014	85,000	98,266
Time Warner, Inc.
5.875%, 11/15/2016	205,000	234,670
Turner Broadcasting System, Inc.
8.375%, 07/01/2013	3,250,000	3,699,946
Univision Communications, Inc.
7.875%, 11/01/2020 (S)	60,000	63,600

		6,710,013
Consumer Staples - 0.49%
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	240,000	253,804
Rite Aid Corp.
10.375%, 07/15/2016	250,000	268,750
Wal-mart Stores, Inc.
4.250%, 04/15/2021	1,320,000	1,357,353

		1,879,907
Energy - 0.41%
Consol Energy Inc.
8.000%, 04/01/2017	970,000	1,062,150
Peabody Energy Corp.
6.500%, 09/15/2020	180,000	193,725
7.375%, 11/01/2016	180,000	203,400
QEP Resources, Inc.
6.875%, 03/01/2021	100,000	107,500

		1,566,775

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials - 2.34%
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	$78,362	$91,488
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,690,867	1,936,043
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	95,192	103,164
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)	170,000	172,550
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	155,000	155,388
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	2,890,000	3,106,750
6.750%, 09/01/2016 (S)	2,190,000	2,376,150
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	100,000	97,000
Verisk Analytics, Inc.
5.800%, 05/01/2021	720,000	762,759
Waste Management, Inc.
7.375%, 03/11/2019	80,000	98,524

		8,899,816
Information Technology - 0.37%
Cisco Systems, Inc.
3.150%, 03/14/2017	510,000	523,179
First Data Corp.
7.375%, 06/15/2019 (S)	375,000	381,563
International Business Machines Corp.
7.625%, 10/15/2018	400,000	511,903

		1,416,645
Telecommunication Services - 0.24%
CC Holdings GS V LLC/Crown Castle
GS III Corp.
7.750%, 05/01/2017 (S)	50,000	54,938
Nextel Communications, Inc.
5.950%, 03/15/2014	300,000	302,250
Sprint Capital Corp.
8.375%, 03/15/2012	540,000	565,650

		922,838
Utilities - 0.50%
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	670,000	730,300
E.CL SA
5.625%, 01/15/2021 (S)	140,000	144,964
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)	410,000	429,985
The Cleveland Electric Illuminating Company
8.875%, 11/15/2018	450,000	584,981

		1,890,230

TOTAL CORPORATE BONDS (Cost $23,088,622)		$23,286,224

CONVERTIBLE BONDS - 2.36%
Consumer Discretionary - 0.59%
Group 1 Automotive, Inc.
3.000%, 03/15/2020 (S)	409,000	492,334
Group 1 Automotive, Inc. (2.250% Steps down
to 2.000% on 6/15/2016)
06/15/2036	1,772,000	1,772,000

		2,264,334

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Energy - 0.26%
Oil States International, Inc.
2.375%, 07/01/2025	$389,000	$970,069
Financials - 0.35%
Host Hotels & Resorts LP
2.625%, 04/15/2027 (S)	1,339,000	1,344,021
Industrials - 0.22%
Actuant Corp.
2.672%, 11/15/2023	664,000	854,070
Information Technology - 0.62%
Liberty Media LLC
3.125%, 03/30/2023	1,000,000	1,206,250
Xilinx, Inc.
3.125%, 03/15/2037	939,000	1,170,229

		2,376,479
Materials - 0.26%
United States Steel Corp.
4.000%, 05/15/2014	608,000	970,520
Telecommunication Services - 0.06%
SBA Communications Corp.
1.875%, 05/01/2013	213,000	237,229

TOTAL CONVERTIBLE BONDS (Cost $8,849,588)		$9,016,722

TERM LOANS (M) - 9.15%
Consumer Discretionary - 5.02%
Charter Communications Operating LLC
3.560%, 09/06/2016	797,980	798,349
Credit Fair LP
4.000%, 12/15/2017	523,688	526,212
CSC Holdings LLC
2.059%, 03/29/2016	772,966	773,054
DineEquity, Inc.
4.250%, 10/19/2017	741,914	743,901
Dollar General Corp.
2.973%, 07/06/2014	2,800,000	2,793,686
Dunkin Brands, Inc.
4.250%, 11/23/2017	6,889,375	6,893,681
Dunkin’ Brands, Inc.
- 11/23/2017 (T)	250,000	250,156
Federal-Mogul Corp.
2.139%, 12/28/2015	505,451	486,286
2.146%, 12/29/2014	4,356,985	4,191,781
Univision Communications, Inc.
4.441%, 03/31/2017	1,759,399	1,698,919

		19,156,025
Consumer Staples - 0.39%
Reynolds Group Holdings, Inc.
4.250%, 02/09/2018	1,000,000	999,375
Rite Aid Corp.
1.954%, 06/04/2014	500,000	493,750

		1,493,125
Financials - 0.71%
MSCI, Inc.
3.750%, 03/14/2017	2,675,000	2,691,719
Health Care - 1.02%
Bausch & Lomb, Inc.
3.531%, 04/26/2015	798,134	795,735
HCA, Inc.
1.557%, 11/19/2012	3,125,000	3,107,941

		3,903,676

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Information Technology - 0.41%
Fidelity National Information Services, Inc.
5.250%, 07/18/2016	$598,496	$600,741
First Data Corp.
2.945%, 09/24/2014	1,032,452	965,145

		1,565,886
Materials - 0.20%
Nalco Company
1.916%, 05/13/2016	748,106	743,665
Telecommunication Services - 1.40%
Intelsat Jackson Holdings SA
3.285%, 02/02/2014	5,325,000	5,355,321

TOTAL TERM LOANS (Cost $35,126,196)		$34,909,417

SECURITIES LENDING COLLATERAL - 3.58%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	1,363,017	13,641,212

TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,640,474)		$13,641,212

SHORT-TERM INVESTMENTS - 8.18%
Short-Term Securities - 8.18%
State Street Institutional U.S. Government
Money Market Fund, 0.0009% (Y)	$2,109,625	$2,109,625
T. Rowe Price Prime Reserve
Fund, 0.1438% (Y)	29,072,854	29,072,854

		31,182,479

TOTAL SHORT-TERM INVESTMENTS (Cost $31,182,479)		$31,182,479

Total Investments (Capital Appreciation Value Fund)
(Cost $370,457,199) - 101.38%		$386,605,381
Other assets and liabilities, net - (1.38%)		(5,279,473)

TOTAL NET ASSETS - 100.00%		$381,325,908

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 57.66%
U.S. Government - 14.40%
U.S. Treasury Bonds
4.250%, 11/15/2040	$1,353,000	$1,359,343
4.375%, 05/15/2040 to 05/15/2041	4,050,000	4,159,277
4.500%, 02/15/2036	6,020,000	6,375,553
4.750%, 02/15/2041	5,542,000	6,051,171
U.S. Treasury Notes
0.500%, 05/31/2013	5,356,000	5,359,765
0.625%, 04/30/2013	13,199,000	13,246,912
1.000%, 05/15/2014	25,545,000	25,714,619
1.250%, 04/15/2014	3,265,000	3,311,934
1.750%, 05/31/2016	2,428,000	2,435,211
2.000%, 04/30/2016	11,684,000	11,876,552
2.375%, 10/31/2014 to 05/31/2018	2,520,000	2,632,854
3.125%, 05/15/2021 (L)	6,549,000	6,589,931

		89,113,122
U.S. Government Agency - 43.26%
Federal Home Loan Mortgage Corp.
4.500%, TBA	8,000,000	8,300,844

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.000%, TBA	$2,500,000	$2,649,610
5.000%, 11/01/2040 to 07/15/2041	9,341,160	9,941,664
5.598%, 10/01/2038 (P)	161,014	173,291
5.657%, 03/01/2036 (P)	120,663	129,863
5.698%, 03/01/2036 (P)	21,050	22,655
5.761%, 07/01/2038 (P)	1,428,628	1,537,561
5.771%, 11/01/2037 (P)	69,935	74,169
5.850%, 12/01/2036 (P)	659,118	709,375
5.888%, 03/01/2037 (P)	186,444	200,660
5.912%, 05/01/2037 (P)	3,213,960	3,459,024
5.931%, 06/01/2036 (P)	512,893	552,001
5.937%, 01/01/2037 (P)	42,824	46,089
5.978%, 06/01/2038 (P)	855,821	921,077
5.998%, 10/01/2037 (P)	1,299,769	1,398,877
6.000%, 03/01/2034 to 10/01/2038	11,052,963	12,265,144
6.063%, 04/01/2037 (P)	226,095	243,335
6.065%, 11/01/2036 (P)	645,545	694,767
6.111%, 06/01/2037 (P)	91,481	98,457
Federal National Mortgage Association
3.500%, TBA	39,700,000	39,901,623
3.500%, 09/01/2025 to 02/01/2041	55,668,526	56,187,076
4.000%, TBA	1,200,000	1,250,507
5.000%, TBA	9,102,619	9,677,008
5.000%, 11/01/2040 to 05/01/2041	23,025,036	24,515,606
5.500%, TBA	3,400,000	3,686,002
5.500%, 09/01/2034	418,227	455,205
5.515%, 02/01/2039 (P)	404,875	433,443
5.689%, 10/01/2037 (P)	143,244	154,100
5.804%, 10/01/2037 (P)	100,491	108,154
5.833%, 09/01/2037 (P)	473,444	509,544
5.866%, 01/01/2037 (P)	142,179	153,020
5.868%, 02/01/2037 (P)	108,810	117,107
5.886%, 07/01/2037 (P)	310,336	333,999
5.910%, 01/01/2037 (P)	191,667	206,281
5.912%, 04/01/2037 (P)	150,397	161,865
5.935%, 03/01/2037 (P)	211,510	227,638
5.939%, 09/01/2037 (P)	130,303	140,239
5.997%, 12/01/2036 (P)	93,627	100,766
6.000%, TBA	3,600,000	3,960,611
6.000%, 03/01/2034 to 08/01/2038	39,743,586	44,113,020
6.017%, 10/01/2037 (P)	77,752	83,681
6.020%, 07/01/2037 (P)	174,874	188,208
6.042%, 09/01/2037 (P)	88,565	95,318
6.054%, 10/01/2037 (P)	133,001	143,143
6.057%, 11/01/2037 (P)	160,143	172,354
6.266%, 10/01/2036 (P)	103,573	111,470
6.268%, 09/01/2037 (P)	156,622	170,649
6.500%, 10/01/2036	174,732	197,536
7.000%, 06/01/2035 to 01/01/2039	1,543,678	1,758,267
Government National Mortgage Association
3.500%, TBA	17,357,000	17,079,337
3.500%, 09/20/2040 to 04/20/2041	8,501,165	8,390,655
3.500%, 05/20/2041 (P)	1,647,000	1,704,997
4.000%, TBA	2,332,000	2,454,580
4.000%, 05/20/2026	1,665,000	1,760,633
4.000%, 04/20/2041 to 05/20/2041 (P)	2,591,843	2,730,419
6.500%, 12/15/2032	837,332	951,222

		267,803,746

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $353,393,031)		$356,916,868

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 1.50%
Chile - 0.16%
Republic of Chile
3.875%, 08/05/2020	$990,000	$985,050
Hungary - 0.21%
Republic of Hungary
6.375%, 03/29/2021	1,260,000	1,318,275
Indonesia - 0.10%
Republic of Indonesia
4.875%, 05/05/2021 (S)	590,000	598,850
Mexico - 0.21%
Government of Mexico
5.125%, 01/15/2020	395,000	424,625
6.050%, 01/11/2040	832,000	883,168

		1,307,793
Netherlands - 0.08%
MDC-GMTN B.V.
5.500%, 04/20/2021 (S)	455,000	466,758
Qatar - 0.29%
Government of Qatar
4.000%, 01/20/2015 (S)	1,690,000	1,772,388
South Korea - 0.16%
Korea Development Bank
3.250%, 03/09/2016	981,000	983,639
Sweden - 0.29%
Svensk Exportkredit AB
3.250%, 09/16/2014	1,711,000	1,817,855

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,033,102)		$9,250,608

CORPORATE BONDS - 19.87%
Consumer Discretionary - 1.45%
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013	1,154,000	1,298,415
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
3.500%, 03/01/2016	490,000	505,169
Federated Retail Holdings, Inc.
6.375%, 03/15/2037	355,000	378,075
Ford Motor Credit Company LLC
5.000%, 05/15/2018	1,830,000	1,814,593
Massachusetts Institute of Technology
5.600%, 07/01/2111	335,000	350,557
News America, Inc.
6.150%, 02/15/2041 (S)	995,000	1,020,668
The Gap, Inc.
5.950%, 04/12/2021	1,935,000	1,896,747
Thomson Reuters Corp.
5.950%, 07/15/2013	555,000	610,111
Time Warner, Inc.
6.250%, 03/29/2041	1,035,000	1,081,713

		8,956,048
Consumer Staples - 1.52%
Altria Group, Inc.
4.750%, 05/05/2021	810,000	818,277
10.200%, 02/06/2039	535,000	794,152
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	1,475,000	1,590,028
Cencosud SA
5.500%, 01/20/2021 (S)	645,000	642,477

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
CVS Caremark Corp.
5.750%, 05/15/2041	$400,000	$396,593
Kraft Foods, Inc.
6.500%, 02/09/2040	795,000	895,242
Pepsico, Inc.
2.500%, 05/10/2016	1,330,000	1,342,956
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	930,000	983,492
Philip Morris International, Inc.
2.500%, 05/16/2016	1,110,000	1,116,699
Woolworths, Ltd.
4.550%, 04/12/2021 (S)	795,000	813,878

		9,393,794
Energy - 1.72%
BP Capital Markets PLC
4.742%, 03/11/2021	1,315,000	1,360,771
CNOOC Finance 2011, Ltd.
4.250%, 01/26/2021 (S)	565,000	558,718
CNPC HK Overseas Capital, Ltd.
5.950%, 04/28/2041 (S)	555,000	558,450
Energy Transfer Partners LP
4.650%, 06/01/2021	735,000	732,633
9.000%, 04/15/2019	565,000	727,837
Enterprise Products Operating LLC
5.950%, 02/01/2041	580,000	593,842
Husky Energy, Inc.
5.900%, 06/15/2014	360,000	403,130
7.250%, 12/15/2019	617,000	751,175
Kerr-McGee Corp.
6.950%, 07/01/2024	1,415,000	1,634,625
Marathon Petroleum Corp.
6.500%, 03/01/2041 (S)	490,000	525,844
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	1,436,000	1,457,148
Western Gas Partners LP
5.375%, 06/01/2021	1,305,000	1,349,344

		10,653,517
Financials - 7.44%
Abbey National Treasury Services PLC
2.875%, 04/25/2014	665,000	670,946
4.000%, 04/27/2016	1,335,000	1,342,164
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	2,865,000	3,021,501
American International Group, Inc.
5.850%, 01/16/2018	825,000	878,291
Bank of America Corp.
3.625%, 03/17/2016	670,000	676,374
5.000%, 05/13/2021	2,090,000	2,086,163
6.000%, 09/01/2017	890,000	979,963
Barclays Bank PLC
2.500%, 09/21/2015 (S)	881,000	879,744
BNP Paribas Home Loan Covered Bonds SA
2.200%, 11/02/2015 (S)	2,019,000	1,992,317
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/2016 (S)	755,000	770,648
Capital One Bank USA NA
8.800%, 07/15/2019	265,000	340,604
Citigroup Funding, Inc.
1.875%, 10/22/2012	1,735,000	1,772,250
Citigroup, Inc.
5.375%, 08/09/2020	835,000	879,811
CNA Financial Corp.
5.750%, 08/15/2021	620,000	657,505

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CNA Financial Corp. (continued)
6.500%, 08/15/2016	$305,000	$343,635
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
5.250%, 05/24/2041	1,330,000	1,340,095
Credit Suisse AG/Guernsey
2.600%, 05/27/2016 (S)	745,000	749,066
Credit Suisse New York
6.000%, 02/15/2018	945,000	1,040,166
General Electric Capital Corp.
4.625%, 01/07/2021	990,000	1,004,587
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	665,000	703,359
6.100%, 10/01/2041	335,000	334,966
HCP, Inc.
5.650%, 12/15/2013	1,080,000	1,178,980
6.750%, 02/01/2041	730,000	794,236
Health Care REIT, Inc.
6.500%, 03/15/2041	365,000	369,012
HSBC Holdings PLC
5.100%, 04/05/2021	1,635,000	1,701,321
6.800%, 06/01/2038	690,000	764,336
Itau Unibanco Holding SA
6.200%, 04/15/2020 (S)	340,000	345,949
Jefferies Group, Inc.
5.125%, 04/13/2018	830,000	839,740
JPMorgan Chase & Company
4.625%, 05/10/2021	1,335,000	1,339,773
Kilroy Realty LP
5.000%, 11/03/2015	360,000	377,700
6.625%, 06/01/2020	480,000	526,835
Lazard Group LLC
6.850%, 06/15/2017	1,500,000	1,678,860
7.125%, 05/15/2015	1,125,000	1,267,779
Lloyds TSB Bank PLC
6.375%, 01/21/2021	720,000	762,040
MetLife, Inc.
5.875%, 02/06/2041	545,000	573,802
Morgan Stanley
3.800%, 04/29/2016	670,000	673,262
Nordea Bank AB
4.875%, 05/13/2021 (S)	1,440,000	1,436,927
Protective Life Corp.
8.450%, 10/15/2039	670,000	787,925
Prudential Financial, Inc.
3.000%, 05/12/2016	1,085,000	1,085,136
5.625%, 05/12/2041	410,000	405,591
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	895,000	903,383
Standard Chartered PLC
3.200%, 05/12/2016 (S)	1,430,000	1,435,314
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	1,160,000	1,163,265
6.250%, 02/01/2041	1,175,000	1,187,595
6.750%, 10/01/2037	623,000	625,982
US Bank NA
5.920%, 05/25/2012	533,509	558,125
WEA Finance LLC
4.625%, 05/10/2021 (S)	355,000	354,234
WR Berkley Corp.
5.375%, 09/15/2020	460,000	477,496

		46,078,753

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care - 0.77%
Allergan, Inc.
3.375%, 09/15/2020	$130,000	$125,410
Amgen, Inc.
3.450%, 10/01/2020	890,000	860,932
Boston Scientific Corp.
6.400%, 06/15/2016	600,000	678,372
Coventry Health Care, Inc.
5.950%, 03/15/2017	1,162,000	1,257,614
Gilead Sciences, Inc.
4.500%, 04/01/2021	995,000	1,013,958
Thermo Fisher Scientific, Inc.
4.500%, 03/01/2021	165,000	171,838
UnitedHealth Group, Inc.
5.950%, 02/15/2041	619,000	653,844

		4,761,968
Industrials - 0.88%
Burlington Northern Santa Fe LLC
5.750%, 05/01/2040	673,000	706,221
General Electric Capital Corp.
2.950%, 05/09/2016	2,665,000	2,673,973
Hutchison Whampoa International, Ltd.
5.750%, 09/11/2019 (S)	1,025,000	1,108,779
Verisk Analytics, Inc.
5.800%, 05/01/2021	565,000	598,554
Votorantim Cimentos SA
7.250%, 04/05/2041 (S)	345,000	340,688

		5,428,215
Information Technology - 0.53%
Adobe Systems, Inc.
4.750%, 02/01/2020	680,000	709,394
Hewlett-Packard Company
4.300%, 06/01/2021	800,000	806,473
Juniper Networks Inc.
5.950%, 03/15/2041	570,000	597,822
Texas Instruments, Inc.
1.375%, 05/15/2014	1,160,000	1,165,409

		3,279,098
Materials - 0.99%
ArcelorMittal
5.500%, 03/01/2021	608,000	612,413
6.750%, 03/01/2041	335,000	337,750
Barrick Gold Corp.
2.900%, 05/30/2016 (S)	1,490,000	1,496,837
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)	615,000	615,000
The Dow Chemical Company
4.850%, 08/15/2012	1,155,000	1,207,680
5.900%, 02/15/2015	610,000	692,641
8.550%, 05/15/2019	901,000	1,173,300

		6,135,621
Telecommunication Services - 2.09%
America Movil SAB de CV
5.000%, 10/16/2019	568,000	599,677
American Tower Corp.
4.500%, 01/15/2018	1,245,000	1,252,794
5.050%, 09/01/2020	347,000	348,245
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,018,347
6.400%, 05/15/2038	500,000	540,266
AT&T, Inc.
2.950%, 05/15/2016	1,420,000	1,440,421

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Frontier Communications Corp.
8.125%, 10/01/2018	$340,000	$373,575
8.250%, 04/15/2017	1,005,000	1,102,988
8.500%, 04/15/2020	335,000	367,244
NBCUniversal Media LLC
2.875%, 04/01/2016 (S)	1,072,000	1,075,101
4.375%, 04/01/2021 (S)	558,000	554,668
Telefonica Emisiones SAU
5.984%, 06/20/2011	820,000	822,058
Telefonica Moviles Chile SA
2.875%, 11/09/2015 (S)	585,000	579,388
Telemar Norte Leste SA
5.500%, 10/23/2020 (S)	1,360,000	1,334,432
Verizon Communications, Inc.
3.000%, 04/01/2016	778,000	795,286
Verizon Wireless Capital LLC
8.500%, 11/15/2018	585,000	766,277

		12,970,767
Utilities - 2.48%
Ameren Corp.
8.875%, 05/15/2014	770,000	902,214
CMS Energy Corp.
2.750%, 05/15/2014	475,000	478,461
5.050%, 02/15/2018	780,000	812,447
Dominion Resources, Inc.
8.875%, 01/15/2019	1,850,000	2,415,421
DPL, Inc.
6.875%, 09/01/2011	1,110,000	1,126,276
Duquesne Light Holdings, Inc.
5.900%, 12/01/2021 (S)	685,000	687,566
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	420,000	461,846
6.800%, 08/15/2039	320,000	342,932
Great Plains Energy, Inc.
4.850%, 06/01/2021	165,000	167,851
Korea Hydro & Nuclear Power Company, Ltd.
3.125%, 09/16/2015 (S)	815,000	812,933
Midamerican Energy Holdings Company
6.500%, 09/15/2037	505,000	583,638
Nevada Power Company
8.250%, 06/01/2011	2,045,000	2,045,000
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	900,000	928,898
5.375%, 05/01/2021 (S)	890,000	933,383
Progress Energy, Inc.
6.850%, 04/15/2012	570,000	600,152
Puget Energy, Inc.
6.000%, 09/01/2021 (S)	635,000	635,000
Sempra Energy
2.000%, 03/15/2014	1,400,000	1,412,424

		15,346,442

TOTAL CORPORATE BONDS (Cost $119,356,453)		$123,004,223

MUNICIPAL BONDS - 1.12%
California - 0.42%
Los Angeles Community College District
6.750%, 08/01/2049	660,000	779,480
Los Angeles Department of Water & Power
6.574%, 07/01/2045	740,000	828,830
State of California
7.600%, 11/01/2040	860,000	1,019,255

		2,627,565

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Illinois - 0.27%
State of Illinois
5.365%, 03/01/2017	$525,000	$551,187
5.665%, 03/01/2018	525,000	553,445
5.877%, 03/01/2019	525,000	551,828

		1,656,460
Nevada - 0.13%
County of Clark
6.820%, 07/01/2045	705,000	786,230
New Jersey - 0.17%
New Jersey State Turnpike Authority
7.102%, 01/01/2041	860,000	1,032,765
Texas - 0.13%
North Texas Tollway Authority
6.718%, 01/01/2049	755,000	837,499

TOTAL MUNICIPAL BONDS (Cost $6,240,188)		$6,940,519

CAPITAL PREFERRED SECURITIES - 0.18%
Financials - 0.18%
JPMorgan Chase Capital XXV
6.800%, 10/01/2037	1,085,000	1,109,739

TOTAL CAPITAL PREFERRED SECURITIES (Cost $950,997)		$1,109,739

COLLATERALIZED MORTGAGE
OBLIGATIONS - 23.39%
Commercial & Residential - 9.97%
Americold LLC Trust, Series 2010-ARTA,
Class A1
3.847%, 01/14/2029 (S)	1,360,711	1,401,070
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	264,000	266,906
Series 2004-6, Class A5,
4.811%, 12/10/2042	744,000	795,624
Series 2005-4, Class A5A,
4.933%, 07/10/2045	692,000	744,305
Series 2002-2, Class B,
5.271%, 07/11/2043	229,000	236,305
Series 2006-6, Class A4,
5.356%, 10/10/2045	2,160,000	2,330,745
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,190,000	1,312,749
Series 2002-PB2, Class B,
6.309%, 06/11/2035	143,000	146,207
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039 (P)	47,545	48,184
Series 2005-PWR7, Class A2,
4.945%, 02/11/2041	522,114	529,365
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class AM
5.220%, 07/15/2044 (P)	674,000	704,230
Commercial Mortgage Pass
Through Certificates
Series 2004-B4A, Class A5,
4.840%, 10/15/2037	1,440,000	1,533,779
Series 2006-C8, Class A4,
5.306%, 12/10/2046	1,640,000	1,766,090
Series 2001-J2A, Class B,
6.304%, 07/16/2034 (S)	854,000	877,498

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-CPN1, Class B,
4.723%, 03/15/2035	345,000	$357,847
Series 2005-C3, Class AM,
4.730%, 07/15/2037	489,000	506,634
Series 2005-C1, Class A3,
4.813%, 02/15/2038	546,547	562,198
Series 2005-C2, Class A4,
4.832%, 04/15/2037	1,083,000	1,161,018
Series 2002-CP5, Class A2,
4.940%, 12/15/2035	959,000	995,643
Series 2003-C4, Class B,
5.253%, 08/15/2036 (P)	597,000	622,078
Series 2002-CP3, Class A3,
5.603%, 07/15/2035	189,000	195,464
Credit Suisse Mortgage Capital Certificates,
Series 2006-C2, Class A3
5.661%, 03/15/2039 (P)	448,000	491,998
DBUBS Mortgage Trust, Series 2011-LC1A,
Class A2
4.528%, 11/10/2046 (S)	747,000	778,162
Developers Diversified Realty Corp.,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	1,858,089	1,946,210
Extended Stay America Trust,
Series 2010-ESHA, Class A
2.951%, 11/05/2027 (S)	530,937	534,091
First Union National Bank Commercial
Mortgage, Series 2001-C4, Class B
6.417%, 12/12/2033	188,000	191,010
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class AM,
5.290%, 11/10/2045 (P)	280,000	286,508
Series 2004-C2, Class A4,
5.301%, 08/10/2038 (P)	563,000	609,315
Series 2003-C2, Class D,
5.487%, 05/10/2040 (P)	233,000	244,102
Series 2001-C2, Class A2,
6.700%, 04/15/2034	59,454	59,368
Series 2001-C2, Class B,
6.790%, 04/15/2034	128,000	127,885
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	1,764,000	1,915,695
Series 2006-GG7, Class A4,
5.881%, 07/10/2038 (P)	2,341,000	2,610,141
GS Mortgage Securities Corp. II
Series 2011-GC3, Class A2,
3.645%, 03/10/2044	759,000	780,861
Series 2010, Class C2,
3.849%, 12/10/2043 (S)	751,215	781,873
Series 2005-GG4, Class A4,
4.761%, 07/10/2039	333,000	353,158
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	3,113,000	3,393,453
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	1,565,507	1,568,169
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	424,154	423,221
Series 2010-C1, Class A1,
3.853%, 06/15/2043 (S)	2,057,175	2,147,210

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2003-C1, Class A1,
4.275%, 01/12/2037	293,825	$298,404
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	1,474,000	1,470,818
Series 2003-CB6, Class A1,
4.393%, 07/12/2037	120,956	122,920
Series 2011-C3A, Class A4,
4.717%, 02/16/2046 (S)	531,000	553,809
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	223,000	240,138
Series 2002-C2, Class A2,
5.050%, 12/12/2034	500,000	519,099
Series 2004-CB9, Class A2,
5.108%, 06/12/2041 (P)	322,382	322,161
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	577,000	614,050
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	334,318	347,430
Series 2002-C2, Class B,
5.211%, 12/12/2034 (P)	170,000	176,400
Series 2003-PM1A, Class A4,
5.326%, 08/12/2040 (P)	455,000	484,368
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,965,000	2,118,950
Series 2002-C1, Class A3,
5.376%, 07/12/2037	362,000	372,934
Series 2009-IWST, Class A2,
5.633%, 12/05/2027 (S)	1,400,000	1,556,786
Series 2007-C1, Class A4,
5.716%, 02/15/2051	850,000	928,818
Series 2007-LD11, Class ASB,
5.817%, 06/15/2049 (P)	722,000	772,218
Series 2002-CIB4, Class C,
6.450%, 05/12/2034 (P)	508,000	520,052
Series 2001-CIB3, Class A3,
6.465%, 11/15/2035	303,000	305,312
Series 2001-CIB2, Class D,
6.847%, 04/15/2035 (P)	301,000	301,130
JPMorgan Commercial Mortgage
Finance Corp., Series 2000-C10, Class C
7.708%, 08/15/2032 (P)	38,239	38,210
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
5.951%, 07/15/2044 (P)	300,000	318,445
LB-UBS Commercial Mortgage Trust
Series 2002-C4, Class A4,
4.563%, 09/15/2026	136,563	138,739
Series 2004-C7, Class A5,
4.628%, 10/15/2029	232,000	242,825
Series 2005-C1, Class A4,
4.742%, 02/15/2030	326,000	349,012
Series 2005-C2, Class A4,
4.998%, 04/15/2030	1,032,000	1,054,081
Series 2007-C1, Class AAB,
5.403%, 02/15/2040	161,000	171,704
Series 2002-C2, Class A4,
5.594%, 06/15/2031	295,000	304,158
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	871,000	943,595
Series 2007-C6, Class A3,
5.933%, 07/15/2040	1,325,000	1,406,354

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A3A,
4.949%, 07/12/2038 (P)	338,000	$347,065
Series 2005-MKB2, Class A4,
5.204%, 09/12/2042 (P)	830,000	898,352
Series 2005-CKI1, Class A6,
5.220%, 11/12/2037 (P)	643,000	708,274
Morgan Stanley Capital I
Series 2004-T13, Class A3,
4.390%, 09/13/2045	242,167	249,963
Series 2004-T15, Class A3,
5.030%, 06/13/2041	180,968	185,339
Series 2006-IQ12, Class ANM,
5.310%, 12/15/2043	856,000	859,480
Series 2007-HQ13, Class A1,
5.357%, 12/15/2044	302,515	311,065
Series 2008-HQ8, Class AM,
5.462%, 03/12/2044 (P)	343,000	364,325
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	1,105,000	1,217,811
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class B,
5.040%, 03/12/2035	274,000	286,034
Series 2001, Class A4,
6.390%, 07/15/2033	165,002	164,874
Series 2002-HQ, Class B,
6.640%, 04/15/2034	232,000	239,243
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.304%, 02/25/2047 (P)	40,527	34,789
Nomura Asset Securities Corp.,
Series 1998-D6, Class A2
7.030%, 03/15/2030 (P)	1,035,000	1,118,777
Salomon Brothers
Mortgage Securities VII, Inc.
Series 2001-C2, Class A3,
6.499%, 11/13/2036	536,632	540,233
Series 2000-C2, Class C,
7.727%, 07/18/2033 (P)	52,061	51,983
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	286,184	288,719
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	320,672	320,618
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445%, 11/15/2035	197,000	199,245

		61,715,478
U.S. Government Agency - 12.58%
Federal Home Loan Mortgage Corp.
Series K008, Class A1,
2.746%, 12/25/2019	1,457,740	1,463,649
Series K010, Class A1,
3.320%, 07/25/2020	2,229,834	2,302,320
Series K007, Class A1,
3.342%, 12/25/2019	1,003,525	1,039,149
Series 2727, Class PW,
3.570%, 06/15/2029	14,882	15,148
Series 3704, Class CA,
4.000%, 12/15/2036	16,389,050	17,241,836
Series 3508, Class PK,
4.000%, 02/15/2039	381,480	399,523

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3631, Class PA,
4.000%, 02/15/2040	1,551,115	$1,629,168
Series K005, Class A2,
4.317%, 11/25/2019	1,687,000	1,757,725
Series 3598, Class MA,
4.500%, 11/15/2038	813,987	858,738
Series 2009-K003, Class AAB,
4.768%, 05/25/2018	648,000	705,030
Series 3626, Class MB,
5.000%, 03/15/2032	426,000	466,036
Series 3455, Class A,
5.000%, 06/15/2038	7,360,639	7,870,632
Series 3632, Class PK,
5.000%, 02/15/2040	4,734,325	5,184,574
5.000%, 07/15/2041	334,000	356,947
5.000%, 07/15/2041	501,000	535,822
Series 2005-3035, Class PA,
5.500%, 09/15/2035	165,176	182,574
Series 2005-3028, Class PG,
5.500%, 09/15/2035	122,647	136,121
Series 3325, Class JL,
5.500%, 06/15/2037	397,730	433,737
Series 2980, Class QA,
6.000%, 05/15/2035	259,410	290,177
Series T-48, Class 1A,
6.389%, 07/25/2033 (P)	21,969	23,821
Series T-57, Class 1A3,
7.500%, 07/25/2043	268,536	306,294
Series T-59, Class 1A3,
7.500%, 10/25/2043	349,305	410,083
Series T-60, Class 1A3,
7.500%, 03/25/2044	372,378	429,141
Federal National Mortgage Association
Series 2010-15, Class KA,
4.000%, 03/25/2039	1,092,034	1,141,301
Series 2009-66, Class KE,
4.000%, 09/25/2039	2,294,245	2,409,329
Series 2009-M2, Class A3,
4.001%, 01/25/2019	1,147,000	1,192,322
Series 2007-30, Class MA,
4.250%, 02/25/2037	2,503	2,647
Series 2009-M1, Class A2,
4.287%, 07/25/2019	1,064,000	1,118,757
Series 2010-M3, Class A3,
4.332%, 03/25/2020 (P)	4,143,000	4,345,823
Series 2010-M1, Class A2,
4.450%, 09/25/2019	371,000	393,163
Series 3652, Class AP,
4.500%, 03/15/2040	3,248,621	3,488,366
Series 2010-54, Class EA,
4.500%, 06/25/2040	2,321,970	2,507,610
Series 2011-53, Class DT,
4.500%, 06/25/2041	2,001,000	2,130,290
Series 2009-11, Class LC,
4.500%, 03/25/2049	1,410,488	1,487,452
Series 2009-78, Class J,
5.000%, 09/25/2019	1,036,181	1,121,595
Series 2003-92, Class KH,
5.000%, 03/25/2032	662,000	713,609
Series 2010-9, Class MB,
5.000%, 05/25/2032	352,000	384,726
5.000%, 07/25/2041	1,052,000	1,119,005

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2005-58, Class MA,
5.500%, 07/25/2035	165,909	$183,834
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	333,000	369,609
Series 2002-95, Class DB,
6.000%, 01/25/2033	998,000	1,140,900
Series 2009-105, Class CB,
6.000%, 12/25/2039	2,307,431	2,530,290
Series 2001-81, Class HE,
6.500%, 01/25/2032	2,840,814	3,246,204
Series 2002-33, Class A2,
7.500%, 06/25/2032	267,342	305,164
Series 2001-T7, Class A1,
7.500%, 02/25/2041	251,527	285,525
Series 2002-T6, Class A2,
7.500%, 10/25/2041	377,404	432,059
Series 2002-T16, Class A3,
7.500%, 07/25/2042	209,216	236,923
Series 2002-T18, Class A4,
7.500%, 08/25/2042	211,010	244,744
FHLMC Multifamily Structured Pass Through
Certificates, Series K013, Class A2
3.974%, 01/25/2021 (P)	1,243,000	1,265,125

		77,834,617
U.S. Government Agency - 0.84%
Government National Mortgage Association,
Series 2005-78, Class A
5.000%, 07/16/2033	4,805,512	5,226,557

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $142,853,182)		$144,776,652

ASSET BACKED SECURITIES - 9.54%
Ally Auto Receivables Trust, Series 2010-5,
Class A4
1.750%, 03/15/2016	786,000	790,538
Ally Master Owner Trust
Series 2011-3, Class A1,
0.827%, 05/15/2016 (P)	657,000	656,044
Series 2011-1 A2,
2.150%, 01/15/2016	2,174,000	2,212,272
Capital One Multi-Asset Execution Trust
Series 2007-A4, Class A4,
0.228%, 03/16/2015 (P)	667,000	666,245
Series 2006-A5, Class A5,
0.258%, 01/15/2016 (P)	372,000	371,202
Chase Issuance Trust, Series 2009-A2,
Class A2
1.748%, 04/15/2014 (P)	837,000	847,213
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.948%, 08/15/2018 (P)(S)	2,714,000	2,878,170
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.234%, 12/25/2036 (P)	51,064	48,968
Discover Card Master Trust
Series 2007-A2, Class A2,
0.650%, 06/15/2015 (P)	2,019,000	2,021,862
Series 2009-A1, Class A1,
1.498%, 12/15/2014 (P)	671,000	678,800
Federal National Mortgage Association
5.000%, 06/25/2041	1,662,732	1,777,107

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Federal National Mortgage
Association (continued)
5.000%, 07/25/2041	1,242,000	$1,320,115
5.000%, 08/25/2041	4,097,000	4,356,721
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A
3.690%, 07/15/2015	830,000	857,865
Goal Capital Funding Trust, Series 2006-1,
Class A3
0.377%, 11/25/2026 (P)	2,484,000	2,344,596
Government National Mortgage Association
3.000%, 07/20/2041	334,000	345,294
3.000%, 07/20/2041	664,000	671,574
3.500%, 07/20/2041	494,000	506,968
MBNA Master Credit Card Trust,
Series 1997-B, Class A
0.358%, 08/15/2014 (P)	2,473,000	2,472,226
MMCA Automobile Trust, Series 2011-A,
Class A4
2.020%, 10/17/2016 (S)	1,082,000	1,090,764
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.234%, 01/25/2037 (P)	21,500	20,874
Morgan Stanley Home Equity Loan Trust,
Series 2007-1, Class A1
0.244%, 12/25/2036 (P)	11,377	11,143
Nelnet Student Loan Trust
Series 2006-1, Class A4,
0.349%, 11/23/2022 (P)	1,026,000	1,006,402
Series 2006-2, Class A4,
0.354%, 10/26/2026 (P)	249,000	247,248
Series 2005-4, Class A3,
0.439%, 06/22/2026 (P)	1,619,000	1,566,353
Series 2004-3, Class A5,
0.454%, 10/27/2036 (P)	1,285,000	1,199,950
Series 2008-3, Class A4,
1.907%, 11/25/2024 (P)	2,921,000	3,043,222
Nissan Auto Receivables Owner Trust,
Series 2011-A, Class A4
1.940%, 09/15/2017	701,000	711,093
SLC Student Loan Trust, Series 2008-1,
Class A4A
1.910%, 12/15/2032 (P)	2,394,000	2,476,180
SLM Student Loan Trust
Series 2006-3, Class A4,
0.354%, 07/25/2019 (P)	1,307,202	1,296,807
Series 2005-8, Class A3,
0.384%, 10/25/2024 (P)	3,884,000	3,817,449
Series 2005-6, Class A5A,
0.384%, 07/27/2026 (P)	3,978,000	3,859,350
Series 2004-7, Class A5,
0.444%, 01/27/2020 (P)	1,202,241	1,195,384
Series 2011-2, Class A1,
0.793%, 11/25/2027 (P)	1,359,000	1,356,366
Series 2008-6, Class A2,
0.824%, 10/25/2017 (P)	392,000	392,792
Series 2008-4, Class A2,
1.324%, 07/25/2016 (P)	729,000	740,353
Series 2008-5, Class A3,
1.574%, 01/25/2018 (P)	462,000	474,704
Series 2008-9, Class A,
1.774%, 04/25/2023 (P)	1,154,396	1,192,011
Series 2008-4, Class A4,
1.924%, 07/25/2022 (P)	1,100,000	1,146,016
Series 2008-5, Class A4,
1.974%, 07/25/2023 (P)	2,150,000	2,247,936

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2011-A, Class A2,
4.370%, 04/17/2028 (S)	529,000	$548,533
SMS Student Loan Trust, Series 2000-A,
Class A2
0.463%, 10/28/2028 (P)	963,654	959,882
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Class A4
1.980%, 09/20/2017	1,314,000	1,330,622
World Financial Network Credit Card
Master Trust, Series 2009-A, Class A
4.600%, 09/15/2015	1,264,000	1,285,344

TOTAL ASSET BACKED SECURITIES (Cost $58,771,996)		$59,040,558

SECURITIES LENDING COLLATERAL - 0.55%
John Hancock
Collateral Investment Trust 0.2531% (W)(Y)	340,818	3,410,945

TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,410,854)		$3,410,945

SHORT-TERM INVESTMENTS - 5.39%
Money Market Funds - 5.39%
State Street Institutional Liquid Reserves
Fund, 0.1125% (Y)	33,375,181	33,375,181

TOTAL SHORT-TERM INVESTMENTS (Cost $33,375,181)		$33,375,181

Total Investments (Core Bond Fund)
(Cost $727,384,984) - 119.20%		$737,825,293
Other assets and liabilities, net - (19.20%)		(118,864,116)

TOTAL NET ASSETS - 100.00%		$618,961,177

SALE COMMITMENTS OUTSTANDING

	Principal
	Amount	Value

Federal Home Loan Mortgage Corp. - (0.43)%
5.000%, TBA	$(2,500,000)	$(2,649,610)
Federal National Mortgage Association - (5.64)%
3.500%, TBA	$(6,100,000)	(6,215,801)
5.000%, TBA	$(21,400,000)	(22,762,135)
6.000%, TBA	$(5,400,000)	(5,940,916)

		(34,918,852)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(37,375,306))		$(37,568,462)

Core Diversified Growth & Income Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.06%
Affiliated Investment Companies - 40.02%
Equity - 27.94%
John Hancock Funds II (G) - 27.94%
Index 500, Class NAV (John Hancock) (2)(A)	723,657	$7,222,093
International Equity Index, Class NAV (SSgA)	73,001	1,364,390

Core Diversified Growth & Income
Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 12.08%
John Hancock Funds II (G)(g) - 12.08%
Total Bond Market,
Class NAV (Declaration) (A)	356,660	$3,712,834
Unaffiliated Investment Companies - 60.04%
Equity - 41.91%
American Funds Capital World Growth and
Income Fund, Class R5	30,168	1,154,828
American Funds EuroPacific Growth
Fund, Class R5	20,112	882,518
American Funds New Perspective
Fund, Class R5	37,930	1,151,938
American Funds The Growth Fund of
America, Class R5	76,675	2,481,202
American Funds The Investment Company of
America, Class R5	159,686	4,728,290
American Funds Washington Mutual Investors
Fund, Class R5	84,444	2,482,643
Fixed Income - 18.13%
American Funds U.S. Government Securities
Fund, Class R5	394,712	5,573,330

TOTAL INVESTMENT COMPANIES (Cost $26,370,775)		$30,754,066

Total Investments (Core Diversified Growth & Income
Portfolio) (Cost $26,370,775) - 100.06%		$30,754,066
Other assets and liabilities, net - (0.06%)		(18,364)

TOTAL NET ASSETS - 100.00%		$30,735,702

Core Fundamental Holdings Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.16%
Affiliated Investment Companies - 40.07%
Equity - 24.07%
John Hancock Funds II (G) - 24.07%
Index 500, Class NAV (John Hancock) (2)(A)	245,414	$2,449,232
International Equity Index, Class NAV (SSgA)	36,677	685,491
Fixed Income - 16.00%
John Hancock Funds II (G) - 16.00%
Total Bond Market,
Class NAV (Declaration) (A)	200,236	2,084,453
Unaffiliated Investment Companies - 60.09%
Equity - 36.10%
American Funds EuroPacific Growth
Fund, Class R5	23,425	1,027,885
American Funds The Growth Fund of
America, Class R5	28,402	919,087
American Funds The Investment Company of
America, Class R5	62,038	1,836,956
American Funds Washington Mutual Investors
Fund, Class R5	31,240	918,465

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Core Fundamental Holdings Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 23.99%
American Funds U.S. Government Securities
Fund, Class R5	221,362	$3,125,638

TOTAL INVESTMENT COMPANIES (Cost $11,056,066)		$13,047,207

Total Investments (Core Fundamental Holdings Portfolio)
(Cost $11,056,066) - 100.16%		$13,047,207
Other assets and liabilities, net - (0.16%)		(21,450)

TOTAL NET ASSETS - 100.00%		$13,025,757

Core Global Diversification Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.06%
Affiliated Investment Companies - 40.04%
Equity - 26.10%
John Hancock Funds II (G) - 26.10%
Index 500, Class NAV (John Hancock) (2)(A)	288,891	$2,883,130
International Equity Index, Class NAV (SSgA)	292,409	5,465,120
Fixed Income - 13.94%
John Hancock Funds II (G) - 13.94%
Total Bond Market,
Class NAV (Declaration) (A)	428,222	4,457,789
Unaffiliated Investment Companies - 60.02%
Equity - 39.12%
American Funds Capital World Growth and
Income Fund, Class R5	72,241	2,765,384
American Funds EuroPacific Growth
Fund, Class R5	123,717	5,428,702
American Funds New Perspective
Fund, Class R5	90,697	2,754,466
American Funds The Investment Company of
America, Class R5	52,766	1,562,403
Fixed Income - 20.90%
American Funds U.S. Government Securities
Fund, Class R5	473,405	6,684,480

TOTAL INVESTMENT COMPANIES (Cost $28,550,762)		$32,001,474

Total Investments (Core Global Diversification Portfolio)
(Cost $28,550,762) - 100.06%		$32,001,474
Other assets and liabilities, net - (0.06%)		(18,821)

TOTAL NET ASSETS - 100.00%		$31,982,653

Emerging Markets Debt Fund
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 17.44%
Argentina - 4.32%
City of Buenos Aires,
12.500%, 04/06/2015 (S)	$300,000	$338,250
Provincia de Neuquen Argentina,
7.875%, 04/26/2021 (S)	200,000	204,500

Emerging Markets Debt Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina,
8.750%, 06/02/2017		$150,000	$154,875

			697,625
Brazil - 0.74%
Federative Republic of Brazil,
10.250%, 06/17/2013		100,000	118,800
Chile - 0.92%
Republic of Chile,
3.875%, 08/05/2020		150,000	149,250
Colombia - 1.01%
Republic of Colombia,
6.125%, 01/18/2041		150,000	162,750
Indonesia - 3.08%
Republic of Indonesia
5.875%, 03/13/2020 (S)		200,000	219,250
6.625%, 02/17/2037 (S)		250,000	278,125

			497,375
Mexico - 0.97%
Government of Mexico,
7.500%, 06/21/2012 (D)	MXN	1,756,600	156,129
Peru - 1.12%
Republic of Peru,
7.350%, 07/21/2025		$150,000	181,500
Philippines - 3.31%
Republic of Philippines
4.950%, 01/15/2021 (D)	PHP	13,000,000	304,265
6.500%, 01/20/2020		$200,000	230,250

			534,515
Uruguay - 1.97%
Republic of Uruguay,
8.000%, 11/18/2022		250,000	318,500

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $2,642,819)			$2,816,444

CORPORATE BONDS - 82.75%
Argentina - 5.91%
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)		247,500	269,156
Arcor
7.250%, 11/09/2017 (S)		150,000	160,875
Banco de Galicia y Buenos Aires
8.750%, 05/04/2018 (S)		150,000	150,750
Pan American Energy LLC
7.875%, 05/07/2021 (S)		350,000	373,483

			954,264
Australia - 0.64%
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		100,000	102,500

			102,500
Brazil - 12.83%
Banco Votorantim SA
6.250%, 05/16/2016 (S) (D)	BRL	300,000	192,394
Cia de Eletricidade do Estado da Bahia
11.750%, 04/27/2016 (D)		250,000	169,941
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		$250,000	255,625

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Brazil (continued)
Cosan Finance, Ltd.
7.000%, 02/01/2017 (S)	$250,000	$271,250
Gol Finance
7.500%, 04/03/2017	250,000	261,250
Hypermarcas SA
6.500%, 04/20/2021 (S)	250,000	249,375
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)	250,000	262,725
OGX Petroleo e Gas Participacoes SA
8.500%, 06/01/2018	200,000	204,700
TAM Capital 3, Inc.
8.375%, 06/03/2021 (S)	200,000	204,486

		2,071,746
Canada - 0.66%
Garda World Security Corp.
9.750%, 03/15/2017 (S)	100,000	107,000

		107,000
Cayman Islands - 17.45%
AES Andres Dominicana/Itabo
Dominicana
9.500%, 11/12/2020 (S)	150,000	159,975
BFF International, Ltd.
7.250%, 01/28/2020 (S)	250,000	274,525
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	150,000	164,925
Continental Trustees Cayman, Ltd.
(7.375% to 10/07/2020, then 3 month
LIBOR + 6.802%)
10/07/2040 (S)	150,000	148,313
CSN Islands XII Corp.
7.000%, (Q) (S)	100,000	98,500
Gruposura Finance
5.700%, 05/18/2021 (S)	200,000	198,500
Odebrecht Finance, Ltd.
7.500%, 09/14/2015 (Q) (S)	250,000	253,500
Offshore Group Investments, Ltd.
11.500%, 08/01/2015	300,000	330,750
Petrobras International Finance Company
5.375%, 01/27/2021	100,000	102,590
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)	250,000	280,000
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)	300,000	309,000
Suzano Trading, Ltd.
5.875%, 01/23/2021 (S)	250,000	248,125
Vale Overseas, Ltd.
4.625%, 09/15/2020	250,000	248,549

		2,817,252
Chile - 2.20%
Automotores Gildemeister SA
8.250%, 05/24/2021 (S)	200,000	205,750
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021	150,000	149,968

		355,718
China - 3.75%
China Shanshui Cement Group, Ltd.
8.500%, 05/25/2016 (S)	200,000	201,260
Country Garden Holdings Company
11.125%, 02/23/2018 (S)	200,000	208,500
Winsway Coking Coal Holding, Ltd.
8.500%, 04/08/2016 (S)	200,000	195,500

		605,260

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Hong Kong - 3.61%
Fufeng Group, Ltd.
7.625%, 04/13/2016 (S)	$200,000	$188,500
Lonking Holdings, Ltd.
8.500%, 06/03/2016	200,000	198,972
Mega Advance Investments, Ltd.
5.000%, 05/12/2021 (S)	200,000	196,129

		583,601
Indonesia - 1.22%
Pertamina Persero PT
5.250%, 05/23/2021 (S)	200,000	197,000

		197,000
Ireland - 2.57%
Alfa Bank OJSC Via Alfa Bond
Issuance PLC
7.750%, 04/28/2021 (S)	200,000	204,562
Ono Finance II PLC
10.875%, 07/15/2019 (S)	100,000	111,000
SCF Capital, Ltd.
5.375%, 10/27/2017 (S)	100,000	99,938

		415,500
Jamaica - 0.65%
Digicel, Ltd.
8.250%, 09/01/2017 (S)	100,000	105,000

		105,000
Luxembourg - 2.57%
APERAM
7.750%, 04/01/2018 (S)	150,000	154,875
Mobile Telesystems Finance SA
8.000%, 01/28/2012 (S)	250,000	259,493

		414,368
Mexico - 5.05%
Desarrolladora Homex SAB de CV
9.500%, 12/11/2019 (S)	250,000	272,500
Grupo KUO SAB de CV
9.750%, 10/17/2017 (S)	250,000	271,875
Petroleos Mexicanos
6.000%, 03/05/2020	250,000	271,125

		815,500
Netherlands - 7.17%
Hyva Global BV
8.625%, 03/24/2016 (S)	200,000	205,000
Listrindo Capital BV
9.250%, 01/29/2015 (S)	250,000	280,434
Marfrig Holding Europe BV
8.375%, 05/09/2018 (S)	200,000	197,300
Metinvest BV
8.750%, 02/14/2018 (S)	200,000	211,982
WPE International Cooperatief UA
10.375%, 09/30/2020 (S)	250,000	262,800

		1,157,516
Peru - 2.57%
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	200,000	210,500
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)	200,000	204,300

		414,800
Singapore - 3.96%
Bakrie Telecom Pte, Ltd.
11.500%, 05/07/2015 (S)	250,000	261,250

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Singapore (continued)
Bumi Investment Pte, Ltd.
10.750%, 10/06/2017 (S)		$150,000	$171,375
Yanlord Land Group, Ltd.
10.625%, 03/29/2018 (S)		200,000	207,500

			640,125
South Africa - 1.30%
Eskom Holdings, Ltd.
5.750%, 01/26/2021 (S)		200,000	209,500

			209,500
South Korea - 0.32%
Export-Import Bank of Korea
6.500%, 01/25/2012 (S)	INR	2,300,000	50,835

			50,835
United Arab Emirates - 1.28%
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		$200,000	206,000

			206,000
United Kingdom - 1.24%
Vedanta Resources PLC
8.250%, 06/07/2021		200,000	200,616

			200,616
United States - 5.80%
Affinion Group Holdings, Inc.
11.625%, 11/15/2015 (S)		150,000	151,875
BioScrip, Inc.
10.250%, 10/01/2015		100,000	103,875
Equinix, Inc.
8.125%, 03/01/2018		100,000	108,000
Giant Funding Corp.
8.250%, 02/01/2018 (S)		100,000	105,250
Inter-American Development Bank
4.750%, 01/10/2014	INR	4,500,000	98,072
Niska Gas Storage US LLC/Niska Gas
Storage Canada ULC
8.875%, 03/15/2018		$150,000	161,250
Regal Entertainment Group
9.125%, 08/15/2018		100,000	106,250
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019 (S)		100,000	102,750

			937,322

TOTAL CORPORATE BONDS (Cost $12,737,548)			$13,361,423

CONVERTIBLE BONDS - 0.31%
United States - 0.31%
Clearwire
Communications LLC/Clearwire
Finance, Inc.,
8.250%, 12/01/2040 (S)		50,000	50,125

			50,125

TOTAL CONVERTIBLE BONDS (Cost $50,000)			$50,125

PREFERRED SECURITIES - 0.69%
Netherlands - 0.19%
Nielsen Holdings NV, 6.250%		50,000	31,281

			31,281
United States - 0.50%
Apache Corp., Series D, 6.000%		455	30,271

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
United States (continued)
General Motors Company,
Series B, 4.750%	1,000	$50,100

		80,371

TOTAL PREFERRED SECURITIES (Cost $97,750)		$111,652

SHORT-TERM INVESTMENTS - 0.97%
Repurchase Agreement - 0.97%
Repurchase Agreement with State
Street Corp. dated 05/31/2011 at
0.01% to be repurchased at $157,000
on 06/01/2011, collateralized by
$160,000 U.S. Treasury Note, 1.00%
due 04/30/2012 (valued at $161,267,
including interest)	$157,000	$157,000

		157,000

TOTAL SHORT-TERM INVESTMENTS (Cost $157,000)		$157,000

Total Investments (Emerging Markets Debt Fund)
(Cost $15,685,117) - 102.16%		$16,496,644
Other assets and liabilities, net - (2.16%)		(348,829)

TOTAL NET ASSETS - 100.00%		$16,147,815

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.45%
Consumer Discretionary - 13.65%
Automobiles - 0.75%
General Motors Company (I)	$143,200	$4,555,192
Harley-Davidson, Inc.	194,000	7,209,040

		11,764,232
Distributors - 0.48%
Genuine Parts Company	138,350	7,581,580
Diversified Consumer Services - 0.24%
H&R Block, Inc. (L)	232,200	3,761,640
Hotels, Restaurants & Leisure - 0.64%
Marriott International, Inc., Class A (L)	208,940	7,900,021
MGM Resorts International (I)	149,100	2,246,937

		10,146,958
Household Durables - 2.29%
D.R. Horton, Inc. (L)	67,900	827,022
Fortune Brands, Inc.	315,200	20,402,896
Whirlpool Corp. (L)	177,700	14,891,260

		36,121,178
Leisure Equipment & Products - 0.82%
Mattel, Inc.	486,200	12,833,249
Media - 5.63%
Cablevision Systems Corp., Class A	335,400	11,913,408
Comcast Corp., Class A	343,800	8,677,512
Madison Square Garden, Inc., Class A (I)	107,225	2,949,760
The McGraw-Hill Companies, Inc.	380,800	16,172,576
The New York Times Company, Class A (I)(L)	543,200	4,356,464
The Walt Disney Company	428,400	17,834,292
Time Warner, Inc.	598,066	21,787,544

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
WPP PLC	404,323	$5,061,786

		88,753,342
Multiline Retail - 0.45%
Macy’s, Inc.	245,300	7,084,264
Specialty Retail - 2.35%
Bed Bath & Beyond, Inc. (I)	110,700	5,965,623
Home Depot, Inc.	571,500	20,734,020
Staples, Inc.	533,200	8,968,424
Tiffany & Company (L)	18,500	1,399,710

		37,067,777

		215,114,220
Consumer Staples - 7.13%
Beverages - 1.17%
Molson Coors Brewing Company	51,500	2,402,475
PepsiCo, Inc.	225,100	16,009,112

		18,411,587
Food Products - 2.86%
Archer-Daniels-Midland Company	135,200	4,381,832
Campbell Soup Company (L)	267,500	9,295,625
ConAgra Foods, Inc.	364,500	9,269,235
McCormick & Company, Inc., Class B (L)	130,900	6,569,871
The Hershey Company	280,100	15,609,973

		45,126,536
Household Products - 2.09%
Clorox Company (L)	230,900	16,273,832
Kimberly-Clark Corp.	244,200	16,678,860

		32,952,692
Personal Products - 1.01%
Avon Products, Inc.	534,100	15,868,111

		112,358,926
Energy - 12.69%
Energy Equipment & Services - 1.55%
Baker Hughes, Inc.	82,300	6,084,439
Schlumberger, Ltd.	214,300	18,369,796

		24,454,235
Oil, Gas & Consumable Fuels - 11.14%
Anadarko Petroleum Corp.	219,500	17,454,640
BP PLC, SADR	231,492	10,704,190
Chevron Corp.	403,660	42,347,971
ConocoPhillips	134,200	9,826,124
Exxon Mobil Corp.	418,024	34,892,463
Murphy Oil Corp.	287,100	19,778,319
Royal Dutch Shell PLC, ADR (L)	379,100	27,079,113
Spectra Energy Corp.	252,400	6,963,716
Sunoco, Inc. (L)	161,100	6,522,939

		175,569,475

		200,023,710
Financials - 19.18%
Capital Markets - 2.56%
Legg Mason, Inc.	394,600	13,353,264
Morgan Stanley	243,900	5,892,624
Northern Trust Corp.	196,500	9,587,235
The Bank of New York Mellon Corp.	407,500	11,454,825

		40,287,948
Commercial Banks - 5.11%
KeyCorp	677,200	5,735,884
PNC Financial Services Group, Inc.	161,700	10,093,314

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Regions Financial Corp.	$748,400	$5,283,704
SunTrust Banks, Inc.	519,800	14,621,974
U.S. Bancorp	813,300	20,820,480
Wells Fargo & Company	847,600	24,046,412

		80,601,768
Consumer Finance - 3.33%
American Express Company	592,100	30,552,360
Capital One Financial Corp.	200,500	10,895,170
SLM Corp.	645,700	11,002,728

		52,450,258
Diversified Financial Services - 4.31%
Bank of America Corp.	1,701,922	19,997,584
JPMorgan Chase & Company	935,514	40,451,625
NYSE Euronext	206,200	7,507,742

		67,956,951
Insurance - 3.51%
Chubb Corp.	100,900	6,618,031
Lincoln National Corp.	346,698	10,175,586
Marsh & McLennan Companies, Inc.	525,400	16,114,018
Sun Life Financial, Inc.	277,500	8,721,825
The Allstate Corp.	435,400	13,662,852

		55,292,312
Real Estate Investment Trusts - 0.36%
Weyerhaeuser Company	264,113	5,688,994

		302,278,231
Health Care - 5.52%
Biotechnology - 0.75%
Amgen, Inc. (I)	195,400	11,829,516
Pharmaceuticals - 4.77%
Bristol-Myers Squibb Company	403,700	11,610,412
Eli Lilly & Company	205,900	7,923,032
Johnson & Johnson	322,300	21,687,567
Merck & Company, Inc.	442,700	16,269,225
Pfizer, Inc.	825,988	17,717,443

		75,207,679

		87,037,195
Industrials - 11.66%
Aerospace & Defense - 3.19%
Honeywell International, Inc.	304,000	18,103,200
ITT Corp.	176,300	10,158,406
Lockheed Martin Corp. (L)	105,700	8,234,030
The Boeing Company	176,100	13,741,083

		50,236,719
Air Freight & Logistics - 0.97%
United Parcel Service, Inc., Class B	208,600	15,330,014
Building Products - 0.71%
Masco Corp. (L)	566,300	8,069,775
USG Corp. (I)(L)	223,600	3,186,300

		11,256,075
Commercial Services & Supplies - 0.58%
Avery Dennison Corp.	214,900	9,098,866
Electrical Equipment - 1.14%
Cooper Industries PLC	182,900	11,495,265
Emerson Electric Company	119,600	6,524,180

		18,019,445
Industrial Conglomerates - 3.87%
3M Company	238,800	22,537,944

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
General Electric Company	1,955,500	$38,406,020

		60,943,964
Machinery - 1.20%
Illinois Tool Works, Inc.	330,000	18,915,600

		183,800,683
Information Technology - 7.08%
Communications Equipment - 1.74%
Cisco Systems, Inc.	624,500	10,491,600
Harris Corp. (L)	344,300	17,022,192

		27,513,792
Computers & Peripherals - 1.31%
Dell, Inc. (I)	285,100	4,584,408
Hewlett-Packard Company	431,300	16,121,994

		20,706,402
IT Services - 0.86%
Computer Sciences Corp.	339,700	13,550,633
Semiconductors & Semiconductor Equipment - 1.60%
Analog Devices, Inc.	271,900	11,194,123
Applied Materials, Inc.	741,300	10,215,114
Texas Instruments, Inc.	106,100	3,745,330

		25,154,567
Software - 1.57%
Electronic Arts, Inc. (I)(L)	259,900	6,344,159
Microsoft Corp.	736,200	18,412,362

		24,756,521

		111,681,915
Materials - 5.79%
Chemicals - 2.30%
E.I. du Pont de Nemours & Company	166,300	8,863,790
International Flavors & Fragrances, Inc.	175,300	11,229,718
Monsanto Company	228,600	16,239,744

		36,333,252
Construction Materials - 0.74%
Vulcan Materials Company (L)	288,900	11,697,561
Metals & Mining - 0.95%
Nucor Corp. (L)	353,700	14,975,658
Paper & Forest Products - 1.80%
International Paper Company	598,425	18,682,829
MeadWestvaco Corp.	282,700	9,617,454

		28,300,283

		91,306,754
Telecommunication Services - 4.04%
Diversified Telecommunication Services - 3.68%
AT&T, Inc.	900,573	28,422,084
CenturyLink, Inc.	261,298	11,285,461
Telefonica SA	218,399	5,306,975
Verizon Communications, Inc.	349,952	12,923,727

		57,938,247
Wireless Telecommunication Services - 0.36%
Vodafone Group PLC	2,065,783	5,751,347

		63,689,594
Utilities - 7.71%
Electric Utilities - 4.70%
Duke Energy Corp. (L)	442,500	8,296,875
Entergy Corp.	235,000	16,015,250

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Exelon Corp. (L)	393,800	$16,480,530
FirstEnergy Corp.	162,575	7,254,097
Pinnacle West Capital Corp.	174,400	7,893,344
PPL Corp. (L)	264,800	7,464,712
Progress Energy, Inc.	222,200	10,581,164

		73,985,972
Independent Power Producers & Energy Traders - 0.93%
Constellation Energy Group, Inc.	395,200	14,693,536
Multi-Utilities - 2.08%
CenterPoint Energy, Inc.	235,400	4,550,282
NiSource, Inc. (L)	720,400	14,624,120
TECO Energy, Inc.	184,100	3,534,720
Xcel Energy, Inc.	409,600	10,133,503

		32,842,625

		121,522,133

TOTAL COMMON STOCKS (Cost $1,258,236,061)		$1,488,813,361

PREFERRED SECURITIES - 0.74%
Consumer Discretionary - 0.74%
General Motors Company,
Series B, 4.750% (L)	233,700	11,708,370

TOTAL PREFERRED SECURITIES (Cost $11,591,990)		$11,708,370

SECURITIES LENDING COLLATERAL - 8.50%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	13,393,712	134,045,609

TOTAL SECURITIES LENDING
COLLATERAL (Cost $134,039,890)		$134,045,609

SHORT-TERM INVESTMENTS - 4.61%
Short-Term Securities - 4.61%
State Street Institutional U.S. Government
Money Market Fund, 0.0009% (Y)	$1,122,772	$1,122,772
T. Rowe Price Prime Reserve Investment
Fund, 0.1438% (Y)	71,496,393	71,496,393

		72,619,165

TOTAL SHORT-TERM INVESTMENTS (Cost $72,619,165)		$72,619,165

Total Investments (Equity-Income Fund)
(Cost $1,476,487,106) - 108.30%		$1,707,186,505
Other assets and liabilities, net - (8.30%)		(130,861,186)

TOTAL NET ASSETS - 100.00%		$1,576,325,319

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.28%
Consumer Discretionary - 5.39%
Automobiles - 1.35%
Harley-Davidson, Inc.	624,846	$23,219,277
Household Durables - 0.17%
Hunter Douglas NV	59,727	2,874,263
Internet & Catalog Retail - 0.78%
Expedia, Inc. (L)	232,080	6,500,561

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Liberty Media Corp. - Interactive, Series A (I)	387,434	$7,055,173

		13,555,734
Media - 0.71%
Grupo Televisa SA, SADR	162,669	3,827,602
Liberty Media Corp. - Starz, Series A (I)	30,801	2,349,192
The Walt Disney Company	144,120	5,999,716

		12,176,510
Specialty Retail - 2.38%
Bed Bath & Beyond, Inc. (I)	598,027	32,227,675
CarMax, Inc. (I)	297,845	8,834,083

		41,061,758

		92,887,542
Consumer Staples - 16.98%
Beverages - 4.17%
Diageo PLC, ADR (L)	281,841	23,981,851
Heineken Holding NV	445,915	23,412,981
The Coca-Cola Company	365,635	24,428,074

		71,822,906
Food & Staples Retailing - 9.76%
Costco Wholesale Corp.	1,185,310	97,764,369
CVS Caremark Corp.	1,822,956	70,530,168

		168,294,537
Food Products - 1.22%
Kraft Foods, Inc., Class A	370,700	12,963,379
Nestle SA	31,775	2,041,006
Unilever NV - NY Shares	186,246	6,082,794

		21,087,179
Household Products - 0.38%
The Procter & Gamble Company	98,704	6,613,168
Personal Products - 0.16%
Natura Cosmeticos SA	99,200	2,659,585
Tobacco - 1.29%
Philip Morris International, Inc.	310,756	22,296,743

		292,774,118
Energy - 15.59%
Energy Equipment & Services - 0.97%
Schlumberger, Ltd.	42,400	3,634,528
Transocean, Ltd.	188,891	13,092,035

		16,726,563
Oil, Gas & Consumable Fuels - 14.62%
Canadian Natural Resources, Ltd.	1,128,570	49,216,938
China Coal Energy Company, Series H	7,543,189	10,235,561
Devon Energy Corp.	692,361	58,206,789
EOG Resources, Inc.	626,678	68,395,637
Occidental Petroleum Corp.	521,477	56,241,294
OGX Petroleo e Gas Participacoes SA (I)	960,000	9,771,890

		252,068,109

		268,794,672
Financials - 27.29%
Capital Markets - 7.23%
Ameriprise Financial, Inc.	291,606	17,855,035
GAM Holding, Ltd. (I)	296,086	5,643,291
Julius Baer Group, Ltd. (I)	734,372	32,330,926
The Bank of New York Mellon Corp.	2,121,958	59,648,239
The Charles Schwab Corp.	54,660	984,427

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc.	57,991	$8,161,073

		124,622,991
Commercial Banks - 4.15%
Wells Fargo & Company	2,518,861	71,460,087
Consumer Finance - 4.85%
American Express Company	1,621,204	83,654,126
Diversified Financial Services - 0.11%
JPMorgan Chase & Company	42,526	1,838,824
Insurance - 9.42%
ACE, Ltd.	133,350	9,177,147
AON Corp.	44,550	2,323,283
Berkshire Hathaway, Inc. Class A (I)	192	22,804,800
Everest Re Group, Ltd.	22,940	2,040,972
Fairfax Financial Holdings, Ltd.	18,419	7,085,789
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	7,153	2,757,543
Loews Corp.	1,314,837	55,249,451
Markel Corp. (I)	4,879	2,018,296
The Progressive Corp.	2,014,185	43,607,105
Transatlantic Holdings, Inc.	331,309	15,419,121

		162,483,507
Real Estate Management & Development - 1.53%
Brookfield Asset Management, Inc., Class A	389,930	12,820,898
Hang Lung Group, Ltd.	2,093,000	13,638,910

		26,459,808

		470,519,343
Health Care - 11.73%
Health Care Equipment & Supplies - 1.77%
Baxter International, Inc.	200,906	11,957,925
Becton, Dickinson & Company	213,076	18,654,804

		30,612,729
Health Care Providers & Services - 1.90%
Express Scripts, Inc. (I)	549,672	32,738,464
Life Sciences Tools & Services - 0.54%
Agilent Technologies, Inc. (I)	187,060	9,328,682
Pharmaceuticals - 7.52%
Johnson & Johnson	667,080	44,887,813
Merck & Company, Inc.	1,411,971	51,889,934
Pfizer, Inc.	811,525	17,407,211
Roche Holdings AG	87,600	15,419,048

		129,604,006

		202,283,881
Industrials - 5.49%
Aerospace & Defense - 0.69%
Lockheed Martin Corp. (L)	152,240	11,859,496
Commercial Services & Supplies - 2.15%
Iron Mountain, Inc. (L)	1,090,476	37,087,089
Industrial Conglomerates - 0.13%
Tyco International, Ltd.	44,111	2,176,878
Marine - 1.16%
China Shipping Development Company, Ltd.	3,670,700	3,746,800
Kuehne & Nagel International AG	102,869	16,209,096

		19,955,896
Professional Services - 0.01%
Dun & Bradstreet Corp.	3,186	255,549

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation Infrastructure - 1.35%
China Merchants Holdings
International Company, Ltd.	5,074,691	$22,307,210
LLX Logistica SA (I)	202,800	614,409
PortX Operacoes Portuarias SA (I)	202,800	437,027

		23,358,646

		94,693,554
Information Technology - 6.07%
Computers & Peripherals - 0.66%
Hewlett-Packard Company	306,060	11,440,523
Internet Software & Services - 1.90%
Google, Inc., Class A (I)	61,965	32,780,724
IT Services - 0.28%
Visa, Inc., Class A	60,050	4,867,653
Semiconductors & Semiconductor Equipment - 1.90%
Intel Corp.	171,240	3,854,612
Texas Instruments, Inc.	816,465	28,821,215

		32,675,827
Software - 1.33%
Activision Blizzard, Inc.	792,267	9,499,281
Microsoft Corp.	535,330	13,388,603

		22,887,884

		104,652,611
Materials - 7.45%
Chemicals - 2.05%
Air Products & Chemicals, Inc.	90,190	8,576,167
Monsanto Company	235,644	16,740,150
Potash Corp. of Saskatchewan, Inc.	106,189	6,010,297
Praxair, Inc.	37,500	3,969,000

		35,295,614
Construction Materials - 0.96%
Martin Marietta Materials, Inc. (L)	142,896	12,240,471
Vulcan Materials Company (L)	104,988	4,250,964

		16,491,435
Containers & Packaging - 2.03%
Sealed Air Corp.	1,359,418	34,909,854
Metals & Mining - 1.23%
BHP Billiton PLC	273,885	10,858,862
Rio Tinto PLC (I)	148,946	10,421,557

		21,280,419
Paper & Forest Products - 1.18%
Sino-Forest Corp. (I)(S)	24,905	495,349
Sino-Forest Corp. (I)(L)	998,576	19,861,241

		20,356,590

		128,333,912
Telecommunication Services - 0.29%
Wireless Telecommunication Services - 0.29%
America Movil SAB de CV, Series L, ADR	94,763	4,994,010

TOTAL COMMON STOCKS (Cost $1,238,175,602)		$1,659,933,643

CONVERTIBLE BONDS - 0.14%
Materials - 0.14%
Sino-Forest Corp.
5.000%, 08/01/2013 (S)	$2,107,900	$2,376,657

TOTAL CONVERTIBLE BONDS (Cost $2,097,872)		$2,376,657

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 5.30%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	$9,125,445	$91,328,363

TOTAL SECURITIES LENDING
COLLATERAL (Cost $91,320,638)		$91,328,363

SHORT-TERM INVESTMENTS - 3.32%
Commercial Paper - 3.32%
Societe Generale North America, Inc.
0.100%, 06/01/2011*	42,214,000	42,214,000
0.120%, 06/01/2011*	15,000,000	15,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $57,214,000)		$57,214,000

Total Investments (Fundamental Value Fund)
(Cost $1,388,808,112) - 105.04%		$1,810,852,663
Other assets and liabilities, net - (5.04%)		(86,822,595)

TOTAL NET ASSETS - 100.00%		$1,724,030,068

Global Agribusiness Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.45%
Australia - 0.95%
GrainCorp., Ltd.	3,300	$29,164
Brazil - 4.25%
BRF - Brasil Foods SA, ADR	4,900	92,806
Cosan Ltd.	3,200	38,016

		130,822
Canada - 24.64%
AG Growth International, Inc.	460	23,312
Agrium, Inc.	1,500	132,090
Allana Potash Corp. (I)	17,000	31,759
Alliance Grain Traders, Inc.	700	18,012
Asia Bio-chem Group Corp. (I)	11,000	13,397
BioExx Specialty Proteins, Ltd. (I)	4,000	7,266
Fortress Paper, Ltd. (I)	600	22,598
GLG Life Tech Corp. (I)	750	6,518
Mbac Fertilizer Corp. (I)	1,000	2,890
Mercer International, Inc. (I)	2,300	31,579
Potash Corp. of Saskatchewan, Inc.	6,000	339,600
Stonegate Agricom, Ltd. (I)	7,000	9,176
SunOpta, Inc. (I)	2,500	19,425
Viterra, Inc.	5,800	70,880
Western Potash Corp. (I)	21,000	30,345

		758,847
Chile - 1.83%
Sociedad Quimica y Minera de Chile SA, ADR	900	56,313
Germany - 0.78%
K&S AG	300	23,911
Indonesia - 3.10%
Charoen Pokphand Indonesia Tbk PT (I)	60,000	13,553
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT (I)	288,000	81,832

		95,385
Ireland - 1.74%
Glanbia PLC (Dublin Exchange)	2,500	17,654
Glanbia PLC (London Exchange)	5,000	36,022

		53,676

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Agribusiness Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
Japan - 0.87%
Komatsu, Ltd.		900	$26,936
Malaysia - 1.64%
IOI Corp. BHD		15,000	26,388
Kuala Lumpur Kepong BHD		2,500	18,250
PPB Group BHD (I)		1,000	5,780

			50,418
Netherlands - 2.75%
CNH Global NV (I)		2,000	84,640
Norway - 2.15%
Yara International ASA, ADR		1,100	66,253
Singapore - 5.48%
Golden Agri-Resources, Ltd.		60,000	33,579
Indofood Agri Resources, Ltd. (I)		1,000	1,322
Olam International, Ltd.		39,300	94,989
Wilmar International, Ltd.		9,000	38,961

			168,851
Switzerland - 8.18%
Syngenta AG, ADR		3,650	251,996
United Kingdom - 2.42%
Tate & Lyle PLC		7,300	74,605
United States - 39.67%
AGCO Corp. (I)		700	36,169
Archer-Daniels-Midland Company		2,000	64,820
Bunge, Ltd.		700	52,115
CF Industries Holdings, Inc.		920	141,478
Corn Products International, Inc.		1,600	90,768
Darling International, Inc. (I)		900	17,235
Deere & Company		3,600	309,888
Intrepid Potash, Inc. (I)		1,900	61,161
Kellogg Company		300	17,097
Lindsay Corp.		200	13,416
Monsanto Company		3,100	220,224
The Mosaic Company		2,600	184,210
The Scotts Miracle-Gro Company, Class A		100	5,770
Tyson Foods, Inc., Class A		400	7,608

			1,221,959

TOTAL COMMON STOCKS (Cost $2,254,200)			$3,093,776

WARRANTS - 0.04%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)		8,500	1,137

TOTAL WARRANTS (Cost $0)			$1,137

Total Investments (Global Agribusiness Fund)
(Cost $2,254,200) - 100.49%			$3,094,913
Other assets and liabilities, net - (0.49%)			(15,039)

TOTAL NET ASSETS - 100.00%			$3,079,874

Global Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 23.58%
Canada - 5.37%
Canada Housing Trust No. 1
4.600%, 09/15/2011 (S)	CAD	2,700,000	$2,814,675

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Government of Canada
1.500%, 12/01/2012	CAD	19,600,000	$20,250,400
1.750%, 03/01/2013		$26,400,000	27,367,663
Province of Ontario
4.100%, 06/16/2014		$200,000	217,479

			50,650,217
France - 0.67%
Government of France
3.750%, 01/12/2013	EUR	300,000	446,378
Societe Financement de
l’Economie Francaise
2.125%, 05/20/2012		200,000	289,385
2.250%, 06/11/2012 (S)		$5,500,000	5,606,079

			6,341,842
Germany - 2.85%
Federal Republic of Germany
3.500%, 04/12/2013	EUR	300,000	446,966
3.750%, 01/04/2015		6,600,000	10,066,230
4.000%, 01/04/2018		2,800,000	4,364,771
5.000%, 07/04/2011		2,600,000	3,754,081
FMS Wertmanagement
1.338%, 01/20/2014 (P)		5,700,000	8,247,450

			26,879,498
Italy - 3.88%
Government of Italy
4.750%, 02/01/2013		19,000,000	28,217,862
Republic Of Italy
zero coupon, 11/30/2011		5,900,000	8,419,650

			36,637,512
Japan - 3.47%
Government of Japan
zero coupon 06/27/2011 to 08/01/2011	JPY	2,670,000,000	32,751,685

			32,751,685
Netherlands - 0.40%
Kingdom of Netherlands
4.500%, 07/15/2017	EUR	2,400,000	3,777,256

			3,777,256
New Zealand - 2.08%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	16,000,000	13,222,896
6.000%, 05/15/2021		7,300,000	6,409,674

			19,632,570
Spain - 1.67%
Instituto de Credito Oficial
2.941%, 03/25/2014 (P) (S)	EUR	11,000,000	15,723,051

			15,723,051
United Kingdom - 3.19%
Government of United Kingdom
4.250%, 12/07/2027	GBP	3,800,000	6,475,658
4.500%, 09/07/2034		2,700,000	4,691,421
4.750%, 12/07/2030		6,800,000	12,233,564
5.000%, 03/07/2025		3,600,000	6,692,627

			30,093,270

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $216,236,257)			$222,486,901

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 44.17%
Australia - 4.20%
Bank of Scotland PLC/Australia
5.590%, 07/24/2012 (P)	AUD	2,900,000	$3,105,340
Commonwealth Bank of Australia
0.589%, 09/17/2014 (P) (S)		$4,200,000	4,202,814
0.690%, 12/10/2012 (P) (S)		3,000,000	3,012,750
0.705%, 07/12/2013 (P) (S)		5,400,000	5,409,412
2.500%, 12/10/2012 (S)		3,400,000	3,495,418
Macquarie Bank, Ltd.
3.300%, 07/17/2014 (S)		5,200,000	5,490,607
National Australia Bank, Ltd.
3.375%, 07/08/2014 (S)		3,400,000	3,610,049
Suncorp-Metway, Ltd., Series TD
zero coupon, 09/11/2013 (P)	AUD	6,100,000	6,525,682
Westpac Banking Corp.
2.700%, 12/09/2014 (S)		$1,200,000	1,252,001
2.900%, 09/10/2014 (S)		3,400,000	3,562,163

			39,666,236
Canada - 0.37%
Citigroup Finance Canada, Inc.
5.500%, 05/21/2013	CAD	300,000	325,899
Falconbridge, Ltd.
7.350%, 06/05/2012		$3,000,000	3,178,611

			3,504,510
Cayman Islands - 1.10%
IPIC, Ltd.
5.000%, 11/15/2020 (S)		1,000,000	997,500
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		2,900,000	3,052,250
Petrobras International Finance Company
3.875%, 01/27/2016		3,000,000	3,070,056
5.375%, 01/27/2021		1,100,000	1,128,487
UPCB Finance, Ltd.
7.625%, 01/15/2020	EUR	1,400,000	2,097,847

			10,346,140
France - 8.66%
BNP Paribas
5.000%, 01/15/2021		$4,400,000	4,488,088
BNP Paribas Home Loan
Covered Bonds SA
2.200%, 11/02/2015 (S)		6,100,000	6,019,382
3.000%, 07/23/2013	EUR	2,100,000	3,060,496
4.750%, 05/28/2013		1,700,000	2,559,545
Cie de Financement Foncier
1.025%, 04/17/2014 (P) (S)		$3,100,000	3,097,427
1.625%, 07/23/2012 (S)		5,300,000	5,352,777
2.000%, 02/17/2012	EUR	4,200,000	6,043,577
2.125%, 04/22/2013 (S)		$4,000,000	4,070,656
2.500%, 09/16/2015 (S)		3,900,000	3,882,945
4.500%, 01/09/2013	EUR	2,600,000	3,873,503
Credit Agricole Home Loan
1.024%, 07/21/2014 (P) (S)		$4,600,000	4,605,805
Dexia Credit Local
0.535%, 01/12/2012 (P) (S)		1,900,000	1,899,029
2.000%, 03/05/2013 (S)		4,600,000	4,630,507
2.625%, 01/21/2014	EUR	2,500,000	3,596,382
2.750%, 01/10/2014 to 04/29/2014 (S)		$13,600,000	13,835,538
Dexia Municipal Agency
4.750%, 06/06/2011	EUR	600,000	863,650
Lafarge SA
6.500%, 07/15/2016		$2,000,000	2,186,800
Societe Generale Societe de Credit
Fonciere
4.000%, 07/07/2016	EUR	2,000,000	2,997,296

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
France (continued)
Vivendi SA
5.750%, 04/04/2013 (S)		$4,300,000	$4,616,235

			81,679,638
Germany - 1.21%
IKB Deutsche Industriebank AG
2.125%, 09/10/2012	EUR	3,300,000	4,766,310
Kreditanstalt Fuer Wiederaufbau
1.250%, 06/17/2013		200,000	284,034
5.500%, 06/05/2014	AUD	4,200,000	4,516,197
Unitymedia Hessen GmbH & Company
KG / Unitymedia NRW GmbH
8.125%, 12/01/2017	EUR	1,200,000	1,828,376

			11,394,917
India - 0.13%
ICICI Bank, Ltd.
2.008%, 02/24/2014 (P) (S)		$1,200,000	1,192,286

			1,192,286
Ireland - 0.42%
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016	EUR	2,700,000	3,939,967

			3,939,967
Italy - 0.76%
Intesa Sanpaolo SpA
2.658%, 02/24/2014 (P) (S)		$2,100,000	2,151,030
6.500%, 02/24/2021 (S)		4,600,000	4,977,720

			7,128,750
Luxembourg - 0.20%
Sunrise Communications International SA
7.000%, 12/31/2017	EUR	1,300,000	1,931,631

			1,931,631
Netherlands - 5.11%
ABN Amro Bank NV
3.250%, 01/18/2013		2,500,000	3,655,514
3.750%, 01/12/2012		200,000	291,449
Achmea Hypotheekbank NV
0.623%, 11/03/2014 (P) (S)		$2,300,000	2,288,477
3.200%, 11/03/2014 (S)		700,000	738,238
3.200%, 11/03/2014		4,500,000	4,745,813
Eurocredit Cdo I, BV
2.277%, 09/03/2012 (P)	EUR	1,307,672	1,861,953
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014		2,400,000	3,557,768
Gazprom via White Nights Finance BV
10.500%, 03/08/2014		$2,300,000	2,765,750
ING Bank NV
2.500%, 01/14/2016 (S)		2,300,000	2,266,567
3.375%, 03/03/2014	EUR	1,800,000	2,672,168
3.900%, 03/19/2014 (S)		$1,100,000	1,187,544
LeasePlan Corp. NV
3.000%, 05/07/2012 (S)		1,400,000	1,433,065
3.250%, 05/22/2014	EUR	1,100,000	1,621,404
NIBC Bank NV
2.800%, 12/02/2014 (S)		$4,500,000	4,687,583
3.500%, 04/07/2014	EUR	4,000,000	5,959,086
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q) (S)		$3,275,000	4,263,395

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Netherlands (continued)
Scotland International Finance No 2 BV
4.250%, 05/23/2013 (S)		$4,200,000	$4,237,531

			48,233,305
Norway - 0.40%
Kommunalbanken AS
2.000%, 01/14/2013		3,700,000	3,778,048

			3,778,048
South Korea - 0.17%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,100,000	1,656,793

			1,656,793
Sweden - 1.11%
Stadshypotek AB
0.857%, 09/30/2013 (P) (S)		$4,300,000	4,295,171
1.450%, 09/30/2013 (S)		4,300,000	4,326,037
2.750%, 04/30/2015	EUR	1,300,000	1,861,752

			10,482,960
United Kingdom - 6.94%
Abbey National Treasury Services PLC
3.125%, 06/30/2014		6,400,000	9,161,146
Bank of Scotland PLC
4.500%, 10/23/2013		100,000	148,997
Barclays Bank PLC
2.700%, 03/05/2012 (S)		$100,000	101,780
10.179%, 06/12/2021 (S)		800,000	1,046,624
BP Capital Markets PLC
2.375%, 12/14/2011		100,000	100,944
3.125%, 10/01/2015		2,600,000	2,662,894
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	200,000	264,938
11.040%, 03/19/2020	GBP	2,800,000	4,997,508
LBG Capital No.2 PLC
7.625%, 12/09/2019		2,700,000	4,086,178
Lloyds TSB Bank PLC
1.303%, 04/02/2012 (P) (S)		$1,900,000	1,914,881
2.624%, 01/24/2014 (P)		1,600,000	1,627,645
4.875%, 01/21/2016		4,400,000	4,584,210
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q) (S)		2,600,000	3,008,339
Nationwide Building Society
2.875%, 09/14/2015	EUR	800,000	1,122,948
4.625%, 09/13/2012		4,600,000	6,815,029
5.500%, 07/18/2012 (S)		$4,300,000	4,500,234
5.500%, 07/18/2012		2,200,000	2,307,547
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		1,000,000	1,128,313
Royal Bank of Scotland PLC
2.650%, 04/23/2012		7,800,000	7,950,345
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		300,000	317,783
The Royal Bank of Scotland PLC
2.625%, 05/11/2012 (S)		2,400,000	2,448,482
Virgin Media Secured Finance PLC
7.000%, 01/15/2018	GBP	900,000	1,606,342
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		$3,000,000	3,202,227
XL Capital Finance Europe PLC
6.500%, 01/15/2012		400,000	412,989

			65,518,323

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States - 13.39%
Ally Financial, Inc.
6.625%, 05/15/2012		$2,000,000	$2,070,000
6.875%, 09/15/2011 to 08/28/2012		5,900,000	6,025,500
Altria Group, Inc.
9.250%, 08/06/2019		2,000,000	2,641,974
American International Group, Inc.
0.386%, 10/18/2011 (P)		200,000	199,293
8.250%, 08/15/2018		1,800,000	2,124,000
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,600,000	2,860,000
American International Group, Inc.,
Series A3 (4.875% to 03/15/2017, then
3 month EURIBOR + 1.730%)
03/15/2067	EUR	200,000	238,891
American International Group, Inc.,
Series REGS (8.000% to 05/22/2018,
then 3 month EURIBOR + 4.450%)
05/22/2038 (S)		1,150,000	1,683,926
AutoZone, Inc.
5.875%, 10/15/2012		$500,000	530,962
BA Covered Bond Issuer
4.125%, 04/05/2012	EUR	5,900,000	8,608,869
Capital One Financial Corp.
5.700%, 09/15/2011		$600,000	608,726
CBS Corp.
8.875%, 05/15/2019		1,800,000	2,325,170
CIT Group, Inc.
5.250%, 04/01/2014 (S)		3,000,000	3,056,103
Citigroup, Inc.
0.580%, 06/09/2016 (P)		3,100,000	2,885,827
1.939%, 03/05/2014	EUR	3,500,000	4,885,083
6.000%, 08/15/2017		$2,800,000	3,128,350
6.125%, 11/21/2017		3,400,000	3,829,699
D.R. Horton, Inc.
5.250%, 02/15/2015		1,800,000	1,836,000
Ford Motor Credit Company LLC
9.875%, 08/10/2011		4,300,000	4,361,241
GMAC International Finance BV
5.375%, 06/06/2011	EUR	1,900,000	2,734,289
HCA, Inc.
7.875%, 02/15/2020		$2,000,000	2,198,750
9.125%, 11/15/2014		2,100,000	2,195,813
International Lease Finance Corp.
6.375%, 03/25/2013		800,000	840,000
6.750%, 09/01/2016 (S)		4,100,000	4,448,500
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,276,824
Jones Apparel Group, Inc.
5.125%, 11/15/2014		600,000	607,500
JPMorgan Chase & Company
3.450%, 03/01/2016		100,000	102,117
6.000%, 01/15/2018		1,500,000	1,693,113
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (H)		3,600,000	958,500
6.875%, 05/02/2018 (H)		4,200,000	1,123,500
Loews Corp.
5.250%, 03/15/2016		200,000	218,505
Masco Corp.
6.125%, 10/03/2016		700,000	730,147
Merrill Lynch & Company, Inc.
1.268%, 09/14/2018	EUR	1,900,000	2,324,077
1.335%, 08/25/2014 (P)		1,900,000	2,641,917
2.148%, 05/30/2014		600,000	835,119

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Merrill Lynch & Company, Inc. (continued)
6.750%, 05/21/2013	EUR	2,800,000	$4,287,591
6.875%, 04/25/2018		$5,700,000	6,495,857
Morgan Stanley
0.726%, 10/18/2016 (P)		600,000	561,266
1.000%, 04/13/2016 (P)	EUR	200,000	268,490
1.426%, 01/16/2017 (P)		200,000	265,744
1.760%, 03/01/2013 (P)		1,100,000	1,562,272
1.874%, 01/24/2014 (P)		$5,800,000	5,860,424
Nationwide Health Properties, Inc.
6.500%, 07/15/2011		600,000	603,854
Norfolk Southern Corp.
5.257%, 09/17/2014		2,000,000	2,228,400
Sabre Holdings Corp.
7.350%, 08/01/2011		700,000	700,000
Sealed Air Corp.
5.625%, 07/15/2013 (S)		700,000	736,983
Springleaf Finance Corp.
6.900%, 12/15/2017		2,000,000	1,900,000
Sprint Capital Corp.
8.750%, 03/15/2032		200,000	220,750
The Bear Stearns Companies LLC
7.250%, 02/01/2018		4,400,000	5,278,768
Transocean, Inc.
4.950%, 11/15/2015		4,100,000	4,429,251
Wal-Mart Stores, Inc.
5.000%, 10/25/2040		1,100,000	1,057,387
6.200%, 04/15/2038		400,000	449,990
WM Covered Bond Program
3.875%, 09/27/2011	EUR	6,600,000	9,556,204

			126,291,516

TOTAL CORPORATE BONDS (Cost $397,598,163)			$416,745,020

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 16.24%
U.S. Government Agency - 16.24%
Federal National Mortgage Association
1.507%, 11/01/2042 to 10/01/2044 (P)		2,499,305	2,497,362
2.264%, 11/01/2035 (P)		295,774	300,272
3.730%, 01/01/2018		5,000,000	5,193,671
4.000%, TBA		98,000,000	98,681,894
4.000%, 02/01/2035 to 04/01/2041		45,662,610	46,037,889
5.106%, 09/01/2035 (P)		231,195	248,823
5.167%, 07/01/2035 (P)		215,106	231,508

			153,191,419

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $151,043,413)			$153,191,419

MUNICIPAL BONDS - 3.10%
California - 1.71%
Bay Area Toll Authority
6.907%, 10/01/2050		1,700,000	1,873,383
Golden State
Tobacco Securitization Corp.
5.000%, 06/01/2038		4,300,000	3,702,988
5.125%, 06/01/2047		300,000	185,724
Los Angeles Community College District
6.750%, 08/01/2049		1,900,000	2,243,957
Los Angeles County Public Works
Financing Authority
7.488%, 08/01/2033		100,000	109,861
7.618%, 08/01/2040		2,100,000	2,136,372

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
California (continued)
State of California
5.700%, 11/01/2021		$2,200,000	$2,364,450
7.600%, 11/01/2040		2,200,000	2,607,396
7.700%, 11/01/2030		800,000	879,776

			16,103,907
Georgia - 0.05%
Municipal Electric Authority of Georgia
6.655%, 04/01/2057		500,000	495,005

			495,005
New York - 0.32%
City Of New York
5.237%, 12/01/2021		2,300,000	2,476,525
New York City Municipal Water Finance
Authority, Series 1289
7.550%, 12/15/2013 (P)		130,000	128,226
Triborough Bridge & Tunnel Authority
5.550%, 11/15/2040		400,000	374,820

			2,979,571
Ohio - 0.79%
American Municipal Power-Ohio, Inc.
7.734%, 02/15/2033		1,400,000	1,673,042
8.084%, 02/15/2050		3,600,000	4,611,528
Buckeye Tobacco Settlement Financing
Authority
5.875%, 06/01/2047		1,700,000	1,160,386

			7,444,956
Puerto Rico - 0.00%
Puerto Rico Sales Tax Financing Corp.
Zero Coupon 08/01/2054		500,000	27,195

			27,195
Texas - 0.23%
Northside Independent School District
5.741%, 08/15/2035		700,000	683,921
5.891%, 08/15/2040		1,500,000	1,479,675

			2,163,596

TOTAL MUNICIPAL BONDS (Cost $27,967,834)			$29,214,230

TERM LOANS (M) - 0.69%
United States - 0.40%
Ford Motor Company
2.950%, 12/16/2013		525,605	525,523
AGFS Funding Company
- 05/05/2017 (T)		3,200,000	3,195,002
Germany - 0.29%
Kabel Deutschland Holding Ag
5.232%, 12/13/2016	EUR	1,900,000	2,755,556

			2,755,556

TOTAL TERM LOANS (Cost $6,216,980)			$6,476,081

CAPITAL PREFERRED SECURITIES - 0.27%
Cayman Islands - 0.25%
MUFG Capital Finance 5, Ltd. (6.299%
to 01/25/2017, then 6 month GBP
LIBOR + 2.060%)
01/25/2017 (Q)	GBP	1,513,000	2,389,329

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
United States - 0.02%
State Street Capital Trust IV
1.310%, 06/15/2037 (P)		$200,000	$168,965

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,414,387)			$2,558,294

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.30%
Commercial & Residential - 13.58%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.875%, 09/25/2035 (P)		$117,465	$88,586
American Home
Mortgage Investment Trust
Series 2007-1, Class GA2,
0.434%, 05/25/2047 (P)		373,483	57,181
Series 2004-3, Class 5A,
2.282%, 10/25/2034 (P)		331,030	295,023
Atomium Mortgage Finance BV,
Series 2003-I, Class A
1.440%, 07/01/2034 (P)	EUR	283,060	398,363
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.791%, 02/20/2036 (P)		$1,194,835	1,109,334
Series 2006-J, Class 4A1,
5.792%, 01/20/2047 (P)		179,441	121,780
BCAP LLC Trust, Series 2006-AA2,
Class A1
0.364%, 01/25/2037 (P)		1,989,333	1,106,099
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.400%, 08/25/2035 (P)		984,175	917,733
Series 2005-9, Class A1,
2.560%, 10/25/2035 (P)		2,132,388	1,878,704
Series 2003-5, Class 1A2,
2.641%, 08/25/2033 (P)		63,338	62,309
Series 2005-2, Class A1,
2.710%, 03/25/2035 (P)		1,575,868	1,489,971
Series 2005-2, Class A2,
2.731%, 03/25/2035 (P)		379,391	359,021
Series 2004-2, Class 22A,
2.792%, 05/25/2034 (P)		242,932	227,080
Series 2004-2, Class 23A,
2.814%, 05/25/2034 (P)		86,381	84,449
Series 2003-7, Class 6A,
2.861%, 10/25/2033 (P)		136,368	134,716
Series 2003-9, Class 2A1,
2.863%, 02/25/2034 (P)		23,355	20,497
Series 2005-4, Class 3A1,
5.273%, 08/25/2035 (P)		549,317	456,380
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.354%, 02/25/2034 (P)		78,578	61,958
Series 2005-9, Class 24A1,
2.919%, 11/25/2035 (P)		789,069	469,925
Series 2005-7, Class 22A1,
2.932%, 09/25/2035 (P)		1,656,057	1,243,283
Series 2006-6, Class 31A1,
4.883%, 11/25/2036 (P)		1,965,287	1,288,255
Series 2006-6, Class 32A1,
5.053%, 11/25/2036 (P)		1,475,540	878,808
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.145%, 01/26/2036 (P)		872,810	581,398

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.446%, 05/20/2045 (P)	$653,975	$370,059
Citigroup Mortgage Loan Trust, Inc.
Series 2005-12, Class 2A1,
0.994%, 08/25/2035 (P) (S)	1,107,313	838,343
Series 2005-6, Class A1,
2.370%, 08/25/2035 (P)	536,536	514,524
Series 2005-6, Class A2,
2.450%, 08/25/2035 (P)	570,403	498,888
Series 2005-11, Class 1A1,
2.660%, 12/25/2035 (P)	318,836	285,690
Series 2005-11, Class A2A,
2.670%, 12/25/2035 (P)	1,466,918	1,368,913
Commercial Mortgage Pass Through
Certificates, Series 2006-CN2A,
Class A2FL
0.430%, 02/05/2019 (P) (S)	2,600,000	2,566,048
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.374%, 05/25/2047 (P)	2,004,510	1,121,092
Series 2006-OA19, Class A1,
0.376%, 02/20/2047 (P)	2,055,013	1,098,236
Series 2006-OA1, Class 2A1,
0.406%, 03/20/2046 (P)	1,264,392	732,949
Series 2005-81, Class A1,
0.474%, 02/25/2037 (P)	3,832,300	2,227,107
Series 2007-11T1, Class A12,
0.544%, 05/25/2037 (P)	501,089	284,952
Series 2005-56, Class 2A3,
1.795%, 11/25/2035 (P)	104,281	61,770
Series 2005-56, Class 2A2,
2.335%, 11/25/2035 (P)	104,352	61,890
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	178,372	158,116
Series 2007-7T2, Class A9,
6.000%, 04/25/2037	259,380	181,036
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	225,177	147,834
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-25, Class 1A1,
0.524%, 02/25/2035 (P)	230,994	173,171
Series 2004-25, Class 2A1,
0.534%, 02/25/2035 (P)	278,393	202,722
Series 2005-R2, Class 1AF1,
0.534%, 06/25/2035 (P) (S)	96,847	87,192
Series 2005-HYB9, Class 5A1,
2.528%, 02/20/2036 (P)	522,274	371,054
Series 2004-12, Class 12A1,
2.969%, 08/25/2034 (P)	727,562	604,873
Series 2004-12, Class 11A1,
2.979%, 08/25/2034 (P)	68,698	53,038
Series 2005-HYB9, Class 3A2A,
3.017%, 02/20/2036 (P)	512,752	414,450
Series 2004-22, Class A3,
3.104%, 11/25/2034 (P)	244,469	206,425
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.431%, 07/25/2033 (P)	23,682	22,388
Series 2003-AR20, Class 2A1,
2.654%, 08/25/2033 (P)	234,313	234,693

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse Mortgage
Capital Certificates
Series 2007-C3, Class A2,
5.716%, 06/15/2039 (P)		$1,872,534	$1,911,365
Series 2010-UD1, Class A,
5.949%, 12/18/2049 (P) (S)		300,000	333,943
Crusade Global Trust
Series 2004-2, Class A2,
1.568%, 11/19/2037 (P)	EUR	604,043	852,107
Series 2005-2, Class A2,
5.143%, 08/14/2037 (P)	AUD	2,921,861	3,027,722
Delphinus BV, Series 2001-II, Class A1
1.723%, 11/28/2031 (P)	EUR	302,408	433,369
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
1.681%, 11/20/2035 (P)		813,230	1,148,736
First Flexible PLC, Series 7, Class A
0.926%, 09/15/2033 (P)	GBP	561,572	842,459
First Horizon Asset Securities, Inc.
Series 2003-AR4, Class 2A1,
2.708%, 12/25/2033 (P)		$122,744	116,948
Series 2005-AR3, Class 2A1,
2.908%, 08/25/2035 (P)		116,737	90,355
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.548%, 11/15/2031 (P)		364,219	344,780
German Residential Asset
Note Distributor PLC, Series 2006-1,
Class A
1.578%, 07/20/2016 (P)	EUR	1,148,896	1,573,731
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
2.958%, 06/25/2034 (P)		$18,438	15,888
Great Hall Mortgages PLC
Series 2007-1, Class A2A,
0.936%, 03/18/2039 (P)	GBP	1,123,380	1,573,355
Series 2007-1, Class A2B,
1.300%, 03/18/2039 (P)	EUR	1,872,300	2,299,081
Series 2006-1, Class A2B,
1.320%, 06/18/2038 (P)		1,766,503	2,188,585
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
0.274%, 10/25/2046 (P)		$361,354	338,218
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.922%, 10/25/2033 (P)		16,384	13,508
GS Mortgage Securities Corp. II,
Series 2010-C1, Class A2
4.592%, 08/10/2043 (S)		1,100,000	1,141,349
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.950%, 03/25/2033 (P)		113,527	111,804
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.387%, 01/19/2038 (P)		1,826,088	1,180,818
Series 2006-1, Class 2A1A,
0.437%, 03/19/2036 (P)		1,266,464	764,996
Series 2005-4, Class 3A1,
2.784%, 07/19/2035 (P)		39,383	30,738
Series 2003-1, Class A,
2.951%, 05/19/2033 (P)		225,194	218,988
Holmes Master Issuer PLC
Series 2011-1A, Class A3,
2.677%, 10/15/2054 (P) (S)	EUR	2,700,000	3,900,225

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Holmes Master Issuer PLC (continued)
Series 2010-1A, Class A3,
2.727%, 10/15/2054 (P) (S)	EUR	3,800,000	$5,488,954
Immeo Residential Finance PLC,
Series 2007-2, Class A
1.333%, 12/15/2016 (P)		$964,141	1,324,160
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.668%, 12/25/2034 (P)		$72,624	55,378
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		333,692	327,099
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.115%, 11/25/2033 (P)		136,171	135,030
Series 2007-A1, Class 5A6,
2.967%, 07/25/2035 (P)		460,414	358,158
Series 2006-A1, Class 3A2,
5.321%, 02/25/2036 (P)		1,083,132	962,542
Mansard Mortgages PLC,
Series 2007-2X, Class A1
1.456%, 12/15/2049 (P)	GBP	4,545,833	6,445,906
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.638%, 12/15/2030 (P)		$627,446	591,162
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A3A2,
0.444%, 08/25/2036 (P)		147,709	117,559
Series 2003-C, Class A1,
0.854%, 06/25/2028 (P)		507,159	476,354
Series 2003-A2, Class 1A1,
2.308%, 02/25/2033 (P)		107,628	100,361
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
5.965%, 08/12/2049 (P)		2,000,000	2,203,991
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
1.707%, 10/25/2035 (P)		768,179	693,429
NCUA Guaranteed Notes
Series 2010-R1, Class 1A,
0.660%, 10/07/2020 (P)		3,979,043	3,984,017
Series 2010-R2, Class 2A,
0.679%, 11/05/2020 (P)		21,182,540	21,175,974
Newgate Funding PLC
Series 2007-3X, Class A1,
1.406%, 12/15/2050 (P)	GBP	1,227,973	1,967,463
Series 2007-3X, Class A3,
1.806%, 12/15/2050 (P)		4,200,000	5,396,873
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.329%, 02/21/2038 (P) (S)		$850,276	820,119
Series 2005-P11, Class BA,
4.990%, 08/22/2037 (P)	AUD	257,213	265,436
Series 2004-P10, Class BA,
5.345%, 07/12/2036 (P)		299,782	313,023
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.344%, 02/25/2047 (P)		$452,995	218,632
Series 2006-QO6, Class A1,
0.374%, 06/25/2046 (P)		2,031,065	791,912
Series 2006-QO3, Class A1,
0.404%, 04/25/2046 (P)		1,263,330	511,371

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Residential Asset Securitization Trust
Series 2006-R1, Class A2,
0.594%, 01/25/2046 (P)		$550,319	$243,082
Series 2005-A15, Class 5A1,
5.750%, 02/25/2036		255,883	192,445
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.247%, 09/25/2035 (P)		161,963	111,555
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.957%, 06/12/2044 (P)	GBP	1,052,445	1,465,035
Sequoia Mortgage Trust, Series 5,
Class A
0.547%, 10/19/2026 (P)		$192,020	172,099
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.695%, 01/25/2035 (P)		696,924	453,489
Series 2004-1, Class 4A1,
2.580%, 02/25/2034 (P)		144,608	135,973
Series 2004-1, Class 4A2,
2.580%, 02/25/2034 (P)		795,346	738,309
Series 2004-4, Class 3A2,
2.593%, 04/25/2034 (P)		335,217	294,452
Series 2004-12, Class 7A1,
5.130%, 09/25/2034 (P)		420,279	404,580
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.414%, 05/25/2036 (P)		1,632,322	934,522
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.756%, 10/25/2035 (P) (S)		393,992	321,931
Superannuation Members Home Loans
Global Fund, Series 2004-7, Class A1
0.590%, 03/09/2036 (P)		619,404	615,015
Swan
Series 2006-1E, Class A1,
0.344%, 05/12/2037 (P)		1,079,432	1,053,484
Series 2006-1E, Class A2,
5.200%, 05/12/2037 (P)	AUD	971,489	1,012,712
Series 2010-1, Class A,
6.122%, 04/25/2041 (P)		2,165,823	2,276,632
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
0.314%, 10/25/2046 (P)		$1,055,627	1,049,367
Torrens Trust, Series 2007-1, Class A
5.240%, 10/19/2038 (P)	AUD	1,477,539	1,535,286
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.424%, 04/25/2045 (P)		$446,889	372,567
Series 2005-AR13, Class A1A1,
0.484%, 10/25/2045 (P)		158,541	131,698
Series 2005-AR2, Class 2A1A,
0.504%, 01/25/2045 (P)		251,334	213,947
Series 2006-AR19, Class 1A,
1.035%, 01/25/2047 (P)		536,513	309,012
Series 2006-AR17, Class 1A1A,
1.105%, 12/25/2046 (P)		410,182	289,699
Series 2006-AR3, Class A1A,
1.295%, 02/25/2046 (P)		869,971	664,421

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass-Through
Certificates (continued)
Series 2002-AR17, Class 1A,
1.495%, 11/25/2042 (P)		$286,626	$248,119
Series 2003-AR5, Class A7,
2.578%, 06/25/2033 (P)		93,943	90,187
Series 2003-AR9, Class 1A6,
2.715%, 09/25/2033 (P)		3,029,384	2,935,239
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.235%, 07/25/2046 (P)		387,384	166,544
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR2, Class 2A1,
2.754%, 03/25/2036 (P)		2,220,809	1,993,125
Series 2004-S, Class A1,
2.871%, 09/25/2034 (P)		257,536	257,476

			128,078,279
U.S. Government Agency - 0.72%
Federal Home Loan Mortgage Corp.
Series 2004-2895, Class F,
0.548%, 06/15/2031 (P)		98,828	98,983
Series T-63, Class 1A1,
1.507%, 02/25/2045 (P)		239,425	231,447
Federal National Mortgage Association
Series 2005-120, Class NF,
0.294%, 01/25/2021 (P)		145,251	145,222
Series 2006-15, Class FC,
0.324%, 03/25/2036 (P)		395,184	371,232
Series 2006-16, Class FC,
0.494%, 03/25/2036 (P)		1,534,456	1,530,845
Series 2003-W6, Class F,
0.544%, 09/25/2042 (P)		531,479	522,869
Series 2004-W2, Class 5AF,
0.544%, 03/25/2044 (P)		341,359	324,729
Series 2010-136, Class FA,
0.694%, 12/25/2040 (P)		3,120,027	3,083,934
Series 2006-5, Class 3A2,
2.535%, 05/25/2035 (P)		481,119	497,634

			6,806,895

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $144,879,629)			$134,885,174

ASSET BACKED SECURITIES - 3.80%
Access Group, Series 2008-1, Class A
1.574%, 10/27/2025 (P)		2,070,828	2,091,644
Aquilae CLO PLC, Series 2006-1X,
Class A
1.469%, 01/17/2023 (P)	EUR	3,028,787	3,979,382
Bumper 2 SA, Series 2009-3, Class A
2.670%, 06/20/2022 (P)		575,970	830,868
Citibank Omni Master Trust,
Series 2009-A8, Class A8
2.298%, 05/16/2016 (P) (S)		$3,100,000	3,140,830
Countrywide Asset-Backed Certificates
Series 2007-2, Class 2A1,
0.244%, 08/25/2037 (P)		158,490	153,902
Series 2006-25, Class 2A1,
0.264%, 06/25/2047 (P)		94,197	93,353
Duane Street CLC, Series 2005-1A,
Class A2
0.518%, 11/08/2017 (P) (S)		1,358,526	1,314,700

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
First Franklin Mortgage Loan Asset
Backed Certificates, Series 2006-FF15,
Class A3
0.244%, 11/25/2036 (P)		$84,027	$83,515
Ford Auto Securitization Trust,
Series 2009-R1A, Class A2
4.817%, 10/15/2012 (S)	CAD	700,554	736,860
Globaldrive BV, Series 2009-A, Class A
3.000%, 07/20/2015	EUR	1,092,372	1,572,519
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.894%, 01/25/2032 (P)		$108,838	101,392
Gulf Stream Compass CLO, Ltd.,
Series 2003-1A, Class A
0.785%, 08/27/2015 (P) (S)		736,357	725,054
Harvest CLO SA, Series IX, Class A1
2.003%, 03/29/2017 (P)	EUR	966,644	1,258,942
Landmark CDO, Ltd., Series 2005-1A,
Class A1L
0.554%, 06/01/2017 (P) (S)		$4,041,602	3,935,587
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.754%, 10/25/2034 (P)		134,514	108,638
Magnolia Funding, Ltd.
Series 2010-1A, Class A,
1.835%, 04/11/2021 (P) (S)	EUR	1,487,174	2,022,361
Series 2010-1A, Class A1,
3.000%, 04/20/2017 (P) (S)		662,387	951,413
Series 2010-1A, Class A2,
3.000%, 04/20/2017 (P)		600,000	860,833
Mid-State Trust, Series 1995-4, Class A
8.330%, 04/01/2030		$968,866	999,715
Pacifica CDO, Ltd., Series 2004-4x,
Class A1l
0.611%, 02/15/2017 (P)		2,015,291	1,953,156
Penta CLO SA, Series 2007-1X,
Class A1
1.478%, 06/04/2024 (P)	EUR	871,477	1,138,133
SACO I, Inc., Series 2005-10, Class 1A
0.454%, 06/25/2036 (P)		$249,419	157,009
SLM Student Loan Trust
Series 2003-6, Class A4,
0.510%, 12/17/2018 (P)		271,933	271,165
Series 2009-B, Class A1,
6.198%, 07/15/2042 (P) (S)		3,858,505	3,691,715
The Plymouth Rock CLO, Ltd.,
Series 2010-1A, Class A
1.761%, 02/16/2019 (P) (S)		1,885,927	1,857,110
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.424%, 08/25/2035 (P)		2,201	2,198
Whitney CLO, Ltd., Series 2004-1A,
Class A1LA
0.544%, 03/01/2017 (P) (S)		1,895,722	1,786,491

TOTAL ASSET BACKED SECURITIES (Cost $35,101,787)			$35,818,485

PREFERRED SECURITIES - 0.01%
United States - 0.01%
SLM Corp., 5.214%		6,200	$140,864

TOTAL PREFERRED SECURITIES (Cost $69,750)			$140,864

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS PURCHASED - 0.00%
Puts - 0.00%
Over the Counter USD Purchased
Options (Expiration Date: 09/06/2011;
Strike Price: $83.50; Counterparty:
Credit Suisse International) (I)	5,000,000	$0

TOTAL OPTIONS PURCHASED (Cost $586)	$	$—

CERTIFICATE OF DEPOSIT - 0.88%
Brazil - 0.88%
Banco Do Brasil Sa
1.572%, 02/15/2012 *	5,100,000	5,042,941
Itau Unibanco Participacoes SA
1.350%, 07/19/2011 *	3,300,000	3,294,100

		8,337,041

TOTAL CERTIFICATE OF DEPOSIT (Cost $8,337,041)		$8,337,041

SHORT-TERM INVESTMENTS - 2.17%
U.S. Government - 0.58%
U.S. Treasury Bill
0.157%, 09/15/2011 (F) *	$3,290,000	$3,288,323
0.163%, 09/01/2011 (F) *	1,782,000	1,780,604
0.170%, 08/04/2011 (F) *	147,000	146,874
0.175%, 08/11/2011 (F) *	219,000	218,829
0.175%, 08/18/2011 (F) *	29,000	28,997

		5,463,627
U.S. Government & Agency
Obligations - 1.59%
Federal National Mortgage Association
Discount Notes
0.070%, 06/20/2011 *	6,500,000	6,499,760
0.080%, 07/21/2011 *	8,500,000	8,499,056

		14,998,816

TOTAL SHORT-TERM INVESTMENTS (Cost $20,462,443)		$20,462,443

Total Investments (Global Bond Fund)
(Cost $1,009,328,270) - 109.21%		$1,030,315,952
Other assets and liabilities, net - (9.21%)		(86,922,750)

TOTAL NET ASSETS - 100.00%		$943,393,202

Global Infrastructure Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.04%
Australia - 1.24%
Transurban Group, Ltd.	6,000	$35,029
Belgium - 1.07%
Elia System Operator SA/NV	647	30,114
Bermuda - 0.22%
Knightsbridge Tankers, Ltd.	300	6,315
Brazil - 3.03%
Cia de Saneamento de Minas Gerais (I)	1,000	20,029
Cia Energetica de Minas Gerais, ADR	1,755	33,503
Companhia de Saneamento Basico de Estado de
Sao Paulo, ADR	516	31,755

		85,287
Canada - 20.91%
Altagas, Ltd.	500	12,902

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Infrastructure Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
ATCO, Ltd.	700	$45,778
Bankers Petroleum, Ltd. (I)	1,000	8,226
Black Diamond Group, Ltd.	1,100	33,777
Bonterra Energy Corp.	400	25,515
Canyon Services Group, Inc.	5,200	84,641
Domtar Corp.	350	35,868
Enbridge, Inc.	1,300	87,477
Midway Energy, Ltd. (I)	8,000	37,157
Neo Material Technologies, Inc. (I)	2,700	27,784
Pembina Pipeline Corp.	1,100	27,828
SNC-Lavalin Group, Inc.	300	17,659
TransCanada Corp.	2,400	107,592
Trinidad Drilling, Ltd.	2,000	22,604
Western Energy Services Corp. (I)	35,000	14,450

		589,258
China - 0.52%
Jiangsu Expressway, Ltd.	14,000	14,679
France - 4.43%
Aeroports de Paris	400	38,629
GDF Suez	1,396	51,582
Groupe Eurotunnel SA	2,000	21,800
Vinci SA	200	12,926

		124,937
Germany - 7.58%
Bilfinger Berger SE	500	49,189
E.ON AG, SADR	2,900	82,418
Fraport AG, ADR	1,000	82,018

		213,625
Hong Kong - 5.25%
China Merchants Holdings
International Company, Ltd.	13,000	57,145
COSCO Pacific, Ltd.	40,000	79,090
GZI Transportation, Ltd.	22,000	11,632

		147,867
Indonesia - 0.22%
Jasa Marga PT	15,000	6,108
Italy - 10.40%
Autostrade SpA	3,900	92,296
Enel SpA	25,000	171,858
Societa Iniziative Autostradali e Servizi SpA	2,300	28,776

		292,930
Japan - 0.25%
Nippon Densetsu Kogyo Company, Ltd.	700	6,952
Netherlands - 1.18%
Koninklijke Vopak NV	700	33,295
Portugal - 0.80%
EDP - Energias de Portugal SA, SADR	608	22,605
Singapore - 1.36%
CWT, Ltd.	10,000	9,896
Sia Engineering Company, Ltd.	8,000	28,541

		38,437
Spain - 2.55%
Abertis Infraestructuras SA	3,100	71,793
Sweden - 0.52%
NCC AB	600	14,623
Thailand - 3.05%
Bangkok Expressway PCL	11,000	6,535
Electricity Generating PCL	10,141	32,140

Global Infrastructure Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Ratchaburi Electricity Generating Holding PCL	32,442	$47,111

		85,786
United Kingdom - 7.35%
Balfour Beatty PLC	7,500	39,776
BBA Aviation PLC	16,000	57,823
Centrica PLC	8,739	45,909
Scottish & Southern Energy PLC	2,774	63,497

		207,005
United States - 28.11%
Aecom Technology Corp. (I)	500	14,335
Caterpillar, Inc.	350	37,030
Chevron Corp.	300	31,473
Cleco Corp.	1,200	42,108
ConocoPhillips	150	10,983
CSX Corp.	300	23,790
DTE Energy Company	465	24,003
El Paso Corp.	3,000	63,150
El Paso Electric Company	1,741	54,215
Fluor Corp.	500	34,465
Foster Wheeler AG (I)	700	23,982
Gran Tierra Energy, Inc. (I)	2,000	14,450
IDACORP, Inc.	700	27,559
KBR, Inc.	1,100	41,052
Macquarie Infrastructure Company LLC	1,000	25,430
Public Service Enterprise Group, Inc.	300	10,050
Southwest Gas Corp.	1,000	39,060
Spectra Energy Corp.	4,300	118,637
Swift Energy Company (I)	300	11,769
The Williams Companies, Inc.	4,600	144,394

		791,935

TOTAL COMMON STOCKS (Cost $2,279,845)		$2,818,580

Total Investments (Global Infrastructure Fund)
(Cost $2,279,845) - 100.04%		$2,818,580
Other assets and liabilities, net - (0.04%)		(1,121)

TOTAL NET ASSETS - 100.00%		$2,817,459

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.94%
Australia - 7.55%
Charter Hall Office REIT	283,333	$1,092,622
Commonwealth Property Office Fund	869,763	851,133
Dexus Property Group	1,768,767	1,674,273
Goodman Group	5,768,673	4,534,352
GPT Group	1,413,932	4,717,027
Investa Office Fund	4,439,019	3,013,849
Mirvac Group	2,192,528	2,990,122
Stockland	1,157,120	4,370,110
Westfield Group	1,233,730	11,996,378
Westfield Retail Trust	2,349,620	6,682,218

		41,922,084
Austria - 0.00%
Immofinanz AG - Escrow Shares (I)(L)	140,000	0
Brazil - 0.35%
BHG SA - Brazil Hospitality Group (I)	141,327	1,966,172

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada - 4.00%
Brookfield Properties Corp.	464,550	$9,137,699
Canadian Real Estate Investment Trust	95,900	3,351,576
Chartwell Seniors Housing Real
Estate Investment Trust	552,950	4,936,799
H&R Real Estate Investment Trust	211,400	4,756,691

		22,182,765
China - 1.44%
Agile Property Holdings, Ltd.	1,948,000	3,365,299
Country Garden Holdings Company	3,698,000	1,627,938
Hui Xian Real Estate Investment Trust (I)	648,000	489,068
Longfor Properties Company, Ltd.	1,601,000	2,528,159

		8,010,464
Finland - 0.19%
Technopolis OYJ	190,000	1,049,411
France - 4.25%
Fonciere Des Regions	32,000	3,381,668
ICADE	35,300	4,502,002
Klepierre SA	117,007	4,998,702
Unibail-Rodamco SE (L)	47,500	10,732,497

		23,614,869
Germany - 0.28%
Alstria Office Real Estate Investment Trust (L)	100,000	1,568,988
Guernsey, C.I. - 0.08%
Camper & Nicholsons
Marina Investments, Ltd. (I)	1,200,000	458,955
Hong Kong - 15.28%
China Overseas Land & Investment, Ltd.	4,735,452	9,904,806
Hang Lung Properties, Ltd.	1,952,592	8,131,029
Hong Kong Land Holdings, Ltd.	1,748,000	12,953,689
Hysan Development Company, Ltd.	1,033,000	5,098,399
Kerry Properties, Ltd.	777,803	3,973,595
Sino Land Company, Ltd.	1,988,000	3,501,196
Sun Hung Kai Properties, Ltd.	1,739,173	27,079,817
The Link REIT	1,661,500	5,663,402
Wharf Holdings, Ltd.	1,153,900	8,517,170

		84,823,103
Italy - 0.30%
Beni Stabili SpA	1,500,000	1,619,906
BGP Holdings PLC (I)	4,606,148	7
Immobiliare Grande Distribuzione	8,744	21,401

		1,641,314
Japan - 9.36%
Aeon Mall Company, Ltd.	115,300	2,753,818
Japan Real Estate Investment Corp.	389	3,802,106
Mitsubishi Estate Company, Ltd. (L)	893,000	15,956,148
Mitsui Fudosan Company, Ltd.	729,000	12,286,524
Nippon Building Fund, Inc.	649	6,633,855
Nomura Real Estate Office Fund, Inc.	289	2,023,727
Sumitomo Realty &
Development Company, Ltd.	351,000	7,494,002
United Urban Investment Corp. (L)	895	1,023,091

		51,973,271
Jersey, C.I. - 0.75%
LXB Retail Properties PLC (I)	1,515,000	2,925,977
Max Property Group PLC (I)	660,000	1,229,157

		4,155,134
Netherlands - 1.45%
Corio NV	48,000	3,295,644

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Eurocommercial Properties NV	90,000	$4,729,252

		8,024,896
Norway - 0.69%
Norwegian Property ASA	1,850,000	3,852,308
Philippines - 0.26%
Megaworld Corp.	29,676,300	1,451,493
Singapore - 2.92%
Capitaland, Ltd.	1,501,500	3,763,176
CapitaMall Trust	3,210,000	5,206,361
Keppel Land, Ltd.	989,000	3,281,021
Suntec Real Estate Investment Trust	3,210,000	3,930,260

		16,180,818
South Africa - 0.17%
South African Property Opportunities PLC (I)	905,000	952,784
Sweden - 0.89%
Fabege AB	200,000	2,200,901
Fastighets AB Balder - B Shares (I)	232,500	1,281,961
Kungsleden AB	144,459	1,467,453

		4,950,315
United Kingdom - 5.06%
Capital & Counties Properties PLC	500,000	1,481,355
Capital & Regional PLC (I)	600,000	375,945
Conygar Investment Company PLC	400,000	761,022
Derwent Valley Holdings PLC (I)	80,694	2,440,378
Development Securities PLC	420,000	1,627,512
Land Securities Group PLC	500,000	6,857,465
Metric Property Investments PLC	835,000	1,541,999
Primary Health Properties PLC	137,493	727,723
Safestore Holdings, Ltd.	1,015,778	2,543,322
Segro PLC	980,000	5,243,013
Songbird Estates PLC (I)	463,355	1,218,941
Terrace Hill Group PLC	1,444,371	534,536
Unite Group PLC (I)	770,419	2,736,637

		28,089,848
United States - 44.67%
Alexandria Real Estate Equities, Inc. (L)	46,700	3,854,618
AMB Property Corp. (I)	94,200	3,484,458
American Assets Trust, Inc.	79,000	1,771,180
AvalonBay Communities, Inc. (L)	128,856	17,146,868
Boston Properties, Inc.	217,300	23,544,455
Brandywine Realty Trust	366,300	4,673,988
BRE Properties, Inc.	212,450	10,839,199
Brookdale Senior Living, Inc. (I)	204,450	5,276,855
Camden Property Trust	103,750	6,669,050
Chesapeake Lodging Trust	142,100	2,529,380
Cogdell Spencer, Inc.	31,950	191,700
Colonial Properties Trust	290,150	6,122,165
Developers Diversified Realty Corp.	358,700	5,197,563
Douglas Emmett, Inc.	204,600	4,306,830
Duke Realty Corp.	269,000	4,045,760
DuPont Fabros Technology, Inc. (L)	28,500	744,990
Equity Lifestyle Properties, Inc.	85,900	5,046,625
Extra Space Storage, Inc.	245,350	5,338,816
Federal Realty Investment Trust	61,150	5,356,740
General Growth Properties, Inc.	354,907	5,848,867
Glimcher Realty Trust	96,300	986,112
HCP, Inc.	190,350	7,221,879
Health Care REIT, Inc.	24,150	1,284,539
Host Hotels & Resorts, Inc. (L)	498,354	8,761,063
Hudson Pacific Properties, Inc.	71,650	1,149,983
Kimco Realty Corp. (L)	415,700	8,110,307

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
LTC Properties, Inc.	109,200	$3,223,584
Mack-Cali Realty Corp.	131,850	4,662,216
Pebblebrook Hotel Trust	168,300	3,658,842
Post Properties, Inc.	141,750	5,967,675
ProLogis	639,550	10,590,948
PS Business Parks, Inc.	29,600	1,701,704
Public Storage (L)	55,500	6,567,870
Ramco-Gershenson Properties Trust	152,100	1,998,594
Sabra Healthcare, Inc.	28,650	498,797
Senior Housing Properties Trust	252,863	6,106,641
Simon Property Group, Inc.	223,423	26,377,319
SL Green Realty Corp.	102,275	9,205,773
Strategic Hotels & Resorts, Inc. (I)	533,250	3,567,443
Sunstone Hotel Investors, Inc. (I)	79,600	809,532
Tanger Factory Outlet Centers, Inc.	195,900	5,379,414
Taubman Centers, Inc.	135,600	8,213,290

		248,033,632

TOTAL COMMON STOCKS (Cost $425,716,227)		$554,902,624

RIGHTS - 0.00%
Brookfield Office Properties, Inc. (Expiration
Date: 06/10/2011, Strike Price: $10.00) (I)	464,550	12,078

TOTAL RIGHTS (Cost $46,455)		$12,078

SECURITIES LENDING COLLATERAL - 4.11%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	2,278,495	22,803,401

TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,795,777)		$22,803,401

SHORT-TERM INVESTMENTS - 0.26%
Repurchase Agreement - 0.26%
Repurchase Agreement with State Street Corp.
dated 05/31/2011 at 0.010% to be
repurchased at $1,431,000 on 06/01/2011,
collateralized by $1,105,000 Federal Home
Loan Mortgage Corp., 6.750% due
03/15/2031 (valued at $1,461,363,
including interest)	$1,431,000	$1,431,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,431,000)		$1,431,000

Total Investments (Global Real Estate Fund)
(Cost $449,989,459) - 104.31%		$579,149,103
Other assets and liabilities, net - (4.31%)		(23,939,651)

TOTAL NET ASSETS - 100.00%		$555,209,452

Heritage Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.60%
Consumer Discretionary - 21.41%
Auto Components - 0.85%
BorgWarner, Inc. (I)(L)	30,300	$2,197,053
Automobiles - 0.47%
Harley-Davidson, Inc.	32,800	1,218,848
Diversified Consumer Services - 1.09%
Weight Watchers International, Inc.	35,439	2,843,625

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 3.86%
Arcos Dorados Holdings, Inc., Class A (I)	58,913	$1,340,271
Chipotle Mexican Grill, Inc. (I)(L)	10,600	3,064,142
Panera Bread Company, Class A (I)(L)	16,293	2,037,114
Royal Caribbean Cruises, Ltd. (I)	92,000	3,588,000

		10,029,527
Internet & Catalog Retail - 5.38%
Netflix, Inc. (I)(L)	31,300	8,476,040
priceline.com, Inc. (I)	10,700	5,512,533

		13,988,573
Leisure Equipment & Products - 0.45%
Brunswick Corp.	54,000	1,170,720
Media - 2.36%
Focus Media Holding, Ltd., ADR (I)	39,400	1,231,250
Imax Corp. (I)	131,900	4,907,999

		6,139,249
Specialty Retail - 4.83%
Dick’s Sporting Goods, Inc. (I)	31,600	1,255,784
O’Reilly Automotive, Inc. (I)	80,000	4,808,800
PetSmart, Inc.	70,800	3,207,240
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	12,300	688,554
Williams-Sonoma, Inc.	66,600	2,607,390

		12,567,768
Textiles, Apparel & Luxury Goods - 2.12%
Fossil, Inc. (I)	27,100	2,868,264
Lululemon Athletica, Inc. (I)(L)	29,100	2,642,280

		5,510,544

		55,665,907
Consumer Staples - 6.57%
Beverages - 0.75%
Hansen Natural Corp. (I)	27,400	1,963,210
Food & Staples Retailing - 2.89%
Costco Wholesale Corp.	30,200	2,490,896
Whole Foods Market, Inc.	82,000	5,015,120

		7,506,016
Food Products - 2.11%
Green Mountain Coffee Roasters, Inc. (I)	15,500	1,276,735
Mead Johnson Nutrition Company	38,000	2,576,020
The J.M. Smucker Company	20,600	1,633,168

		5,485,923
Household Products - 0.82%
Church & Dwight Company, Inc.	25,300	2,127,730

		17,082,879
Energy - 6.44%
Energy Equipment & Services - 3.14%
Atwood Oceanics, Inc. (I)	29,800	1,291,532
National Oilwell Varco, Inc.	76,600	5,559,627
Oil States International, Inc. (I)	16,600	1,312,230

		8,163,389
Oil, Gas & Consumable Fuels - 3.30%
Concho Resources, Inc. (I)	38,900	3,680,329
Linn Energy LLC	58,100	2,257,766
SandRidge Energy, Inc. (I)(L)	233,300	2,640,956

		8,579,051

		16,742,440

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 5.13%
Capital Markets - 2.15%
KKR & Company LP	83,400	$1,433,646
Lazard, Ltd., Class A	66,500	2,590,175
Raymond James Financial, Inc.	44,100	1,576,134

		5,599,955
Commercial Banks - 0.20%
East West Bancorp, Inc.	25,700	516,313
Consumer Finance - 0.77%
Discover Financial Services	84,300	2,009,712
Real Estate Management & Development - 2.01%
CB Richard Ellis Group, Inc., Class A (I)	169,800	4,487,814
Jones Lang LaSalle, Inc.	7,500	728,625

		5,216,439

		13,342,419
Health Care - 13.76%
Biotechnology - 2.67%
Alexion Pharmaceuticals, Inc. (I)(L)	75,600	3,584,952
United Therapeutics Corp. (I)	16,600	1,071,862
Vertex Pharmaceuticals, Inc. (I)(L)	42,400	2,289,176

		6,945,990
Health Care Equipment & Supplies - 3.19%
C.R. Bard, Inc.	33,900	3,789,342
The Cooper Cos, Inc.	18,200	1,363,362
Varian Medical Systems, Inc. (I)(L)	46,400	3,133,856

		8,286,560
Health Care Providers & Services - 1.21%
Express Scripts, Inc. (I)	52,700	3,138,812
Health Care Technology - 2.90%
Allscripts Healthcare Solutions, Inc. (I)	95,200	1,914,472
SXC Health Solutions Corp. (I)	95,610	5,635,254

		7,549,726
Life Sciences Tools & Services - 3.05%
Agilent Technologies, Inc. (I)	42,500	2,119,475
Illumina, Inc. (I)(L)	46,400	3,344,512
Mettler-Toledo International, Inc. (I)	14,700	2,460,339

		7,924,326
Pharmaceuticals - 0.74%
Shire PLC, ADR	20,000	1,911,800

		35,757,214
Industrials - 17.73%
Aerospace & Defense - 3.13%
BE Aerospace, Inc. (I)	144,481	5,406,479
TransDigm Group, Inc. (I)	33,400	2,738,800

		8,145,279
Commercial Services & Supplies - 0.98%
Stericycle, Inc. (I)(L)	28,700	2,556,883
Construction & Engineering - 1.11%
Foster Wheeler AG (I)	43,100	1,476,606
KBR, Inc.	37,800	1,410,696

		2,887,302
Electrical Equipment - 2.85%
Cooper Industries PLC	46,300	2,909,955
Polypore International, Inc. (I)	30,805	2,019,268
Rockwell Automation, Inc.	29,900	2,484,989

		7,414,212

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 6.74%
AGCO Corp. (I)	59,400	$3,069,198
Chart Industries, Inc. (I)	28,500	1,384,530
Cummins, Inc.	32,500	3,420,300
Graco, Inc.	26,600	1,344,896
Harsco Corp.	29,400	985,194
Joy Global, Inc.	35,900	3,218,435
Titan International, Inc. (L)	56,600	1,555,934
WABCO Holdings, Inc. (I)	37,000	2,536,350

		17,514,837
Road & Rail - 1.29%
J.B. Hunt Transport Services, Inc.	29,600	1,357,160
Kansas City Southern (I)	33,700	1,984,593

		3,341,753
Trading Companies & Distributors - 1.63%
Fastenal Company (L)	115,400	3,828,972
WESCO International, Inc. (I)(L)	7,100	394,760

		4,223,732

		46,083,998
Information Technology - 22.28%
Communications Equipment - 2.27%
Aruba Networks, Inc. (I)	41,100	1,168,062
F5 Networks, Inc. (I)	22,100	2,510,118
Polycom, Inc. (I)	38,900	2,233,249

		5,911,429
Computers & Peripherals - 1.85%
Apple, Inc. (I)	13,800	4,800,054
Electronic Equipment, Instruments & Components - 2.46%
IPG Photonics Corp. (I)	19,000	1,427,850
Jabil Circuit, Inc.	138,800	2,995,304
Trimble Navigation, Ltd. (I)	44,900	1,961,681

		6,384,835
Internet Software & Services - 2.68%
Baidu, Inc., SADR (I)	17,400	2,361,354
Linkedin Corp. Class A (I)	513	41,851
VeriSign, Inc.	130,300	4,563,106

		6,966,311
IT Services - 3.46%
Alliance Data Systems Corp. (I)(L)	30,400	2,855,472
Cognizant Technology
Solutions Corp., Class A (I)	35,000	2,661,400
Teradata Corp. (I)	41,500	2,315,285
VeriFone Systems, Inc. (I)	24,400	1,174,372

		9,006,529
Semiconductors & Semiconductor Equipment - 4.21%
ARM Holdings PLC	157,400	1,491,181
Cavium Networks, Inc. (I)	61,100	2,717,728
Cypress Semiconductor Corp. (I)	143,800	3,367,796
Omnivision Technologies, Inc. (I)	39,100	1,380,621
Skyworks Solutions, Inc. (I)	45,500	1,158,885
Veeco Instruments, Inc. (I)(L)	14,400	829,296

		10,945,507
Software - 5.35%
Check Point Software Technologies, Ltd. (I)(L)	33,000	1,812,360
Citrix Systems, Inc. (I)	38,503	3,373,633
Informatica Corp. (I)	32,000	1,877,120
NetSuite, Inc. (I)	17,900	675,546
Salesforce.com, Inc. (I)	30,100	4,583,026

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Solera Holdings, Inc.	26,900	$1,589,521

		57,925,871
Materials - 4.03%
Chemicals - 1.64%
Albemarle Corp.	60,100	4,257,484
Containers & Packaging - 1.56%
Crown Holdings, Inc. (I)	65,400	2,655,894
Rock-Tenn Company, Class A (L)	18,300	1,405,989

		4,061,883
Metals & Mining - 0.83%
Cliffs Natural Resources, Inc.	23,700	2,149,590

		10,468,957
Telecommunication Services - 1.63%
Wireless Telecommunication Services - 1.63%
NII Holdings, Inc. (I)	47,000	2,052,020
SBA Communications Corp., Class A (I)	55,588	2,184,053

		4,236,073

		4,236,073
Utilities - 0.62%
Gas Utilities - 0.62%
National Fuel Gas Company	22,500	1,620,900

TOTAL COMMON STOCKS (Cost $195,094,282)		$258,926,658

SECURITIES LENDING COLLATERAL - 12.31%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	3,197,045	31,996,345

TOTAL SECURITIES LENDING
COLLATERAL (Cost $31,986,112)		$31,996,345

SHORT-TERM INVESTMENTS - 0.27%
Money Market Funds - 0.27%
State Street Institutional U.S. Government
Money Market Fund, 0.0009% (Y)	$688,927	$688,927

TOTAL SHORT-TERM INVESTMENTS (Cost $688,927)		$688,927

Total Investments (Heritage Fund)
(Cost $227,769,321) - 112.18%		$291,611,930
Other assets and liabilities, net - (12.18%)		(31,656,556)

TOTAL NET ASSETS - 100.00%		$259,955,374

High Income Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 32.27%
Consumer Discretionary - 22.11%
Adelphia Communications Corp.,
Escrow Certificates
7.750%, 01/15/2049 (I)	$3,000,000	$45,000
9.875%, 03/01/2049 (I)	1,965,000	29,475
10.250%, 11/01/2049 (I)	985,000	14,775
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)	2,000,000	1,985,000
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)	2,935,500	3,148,324

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Beazer Homes USA, Inc.
9.125%, 05/15/2019 (S)		$2,000,000	$1,895,000
Canadian Satellite Radio Holdings, Inc.
0.180%, 09/14/2014		535,800	535,800
1.500%, 02/14/2016 (P)		534,184	534,184
8.000%, 09/10/2014	CAD	4,445,000	4,587,914
12.750%, 02/15/2014		$4,980,000	4,998,675
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		11,209,396	10,536,832
Exide Technologies
8.625%, 02/01/2018 (S)		7,900,000	8,393,750
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		20,530,000	10,265
Greektown Superholdings, Inc.
13.000%, 07/01/2015		3,804,000	4,298,520
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)		5,580,000	5,022,000
Majestic Star Casino LLC
9.500%, 10/15/2010 (H)		25,649,000	13,465,725
Mashantucket Western Pequot Tribe,
Series A
8.500%, 11/15/2015 (H)(S)		25,082,000	2,069,265
Mohegan Tribal Gaming Authority
6.125%, 02/15/2013		7,650,000	6,712,875
6.875%, 02/15/2015		2,170,000	1,524,425
7.125%, 08/15/2014		7,370,000	5,380,100
8.000%, 04/01/2012		2,295,000	2,008,125
11.500%, 11/01/2017 (S)		3,560,000	3,702,400
MTR Gaming Group, Inc., Series B
9.000%, 06/01/2012		19,989,000	19,039,523
Revel AC, Inc. PIK
12.000%, 03/15/2018 (S)		2,682,000	2,480,850
Sugarhouse HSP Gaming Prop
Mezz LP/Sugarhouse HSP Gaming
Finance Corp.
8.625%, 04/15/2016 (S)		435,000	449,138
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)		18,405,000	0
Waterford Gaming LLC
8.625%, 09/15/2014 (S)		2,125,391	1,008,817
Young Broadcasting, Inc.
10.000%, 03/01/2011 (H)		4,745,000	0

			103,876,757
Energy - 0.16%
Dominion Petroleum Acquisitions
10.000%, 10/01/2011 (R)		1,026,513	768,905
Financials - 2.71%
iStar Financial, Inc.
5.850%, 03/15/2017		2,418,000	2,152,014
MBIA Insurance Corp. (14.00% to
01/15/2013, then 3 month
LIBOR + 11.26%)
01/15/2033 (S)		4,220,000	2,595,300
Nationstar Mortgage/Nationstar
Capital Corp.
10.875%, 04/01/2015 (S)		1,570,000	1,648,500
Realogy Corp.
11.500%, 04/15/2017 (S)		1,200,000	1,266,000
12.000%, 04/15/2017 (S)		4,853,607	5,084,153

			12,745,967

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care - 1.62%
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	$7,480,000	$7,629,600
Industrials - 3.57%
Colt Defense LLC/Colt Finance Corp.
8.750%, 11/15/2017	7,690,000	6,728,750
MSX International, Inc.
12.500%, 04/01/2012 (S)	1,185,000	995,400
Northwest Airlines, Inc.,
Escrow Certificates
6.625%, 02/15/2023 (I)	15,690,000	0
7.625%, 11/15/2023 (I)	8,745,000	10,931
8.700%, 03/15/2049 (I)	2,055,000	10,275
8.875%, 06/01/2049 (I)	6,360,000	31,800
9.875%, 03/15/2037 (I)	7,045,000	35,225
10.000%, 02/01/2049 (I)	3,115,000	15,575
01/16/2017 (I)	4,470,000	0
Quebecor World, Inc., Escrow Certificates
4.875%, 11/15/2049 (I)	365,000	18,250
6.125%, 11/15/2013 (I)	3,255,000	162,750
6.500%, 08/01/2049 (I)	560,000	28,000
9.750%, 01/15/2049 (I)	3,155,000	157,750
USG Corp.
9.750%, 08/01/2014 (S)	195,000	209,625
Western Express, Inc.
12.500%, 04/15/2015 (S)	8,590,000	8,353,775

		16,758,106
Information Technology - 0.07%
EH Holding Corp.
7.625%, 06/15/2021 (S)	300,000	306,750
Materials - 2.03%
American Pacific Corp.
9.000%, 02/01/2015	7,485,000	7,335,300
NewPage Corp.
11.375%, 12/31/2014	2,105,000	2,031,325
NewPage Holding Corp., PIK
7.432%, 11/01/2013	1,722,176	163,607

		9,530,232

TOTAL CORPORATE BONDS (Cost $177,789,480)		$151,616,317

CONVERTIBLE BONDS - 28.73%
Consumer Discretionary - 15.89%
Exide Technologies
Zero Coupon 09/18/2013	9,878,000	9,210,247
Ford Motor Company
4.250%, 11/15/2016	9,735,000	17,681,194
Saks, Inc.
7.500%, 12/01/2013 (S)	2,075,000	4,570,188
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	28,015,000	43,178,119

		74,639,748
Consumer Staples - 0.14%
Alliance One International, Inc.
5.500%, 07/15/2014	650,000	676,813
Financials - 2.54%
Janus Capital Group, Inc.
3.250%, 07/15/2014	4,760,000	5,325,250
MGIC Investment Corp.
9.000%, 04/01/2063 (S)	4,000,000	3,920,000
The PMI Group, Inc.
4.500%, 04/15/2020	4,345,000	2,693,900

		11,939,150

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Industrials - 8.96%
AMR Corp.
6.250%, 10/15/2014	$11,400,000	$11,742,000
UAL Corp.
6.000%, 10/15/2029	7,125,000	20,956,406
US Airways Group, Inc.
7.250%, 05/15/2014	4,330,000	9,396,100

		42,094,506
Information Technology - 0.53%
Equinix, Inc.
4.750%, 06/15/2016	1,735,000	2,465,869
Telecommunication Services - 0.67%
Alcatel-Lucent USA, Inc.
2.875%, 06/15/2025	1,610,000	1,591,888
Clearwire
Communications LLC/Clearwire
Finance, Inc.
8.250%, 12/01/2040 (S)	1,555,000	1,558,888

		3,150,776

TOTAL CONVERTIBLE BONDS (Cost $100,124,906)		$134,966,862

TERM LOANS (M) - 6.49%
Consumer Discretionary - 4.24%
East Valley Tourist Development
Authority
12.000%, 08/06/2012	820,980	679,361
Fontainebleau Las Vegas Holdings LLC
- 06/06/2014 (H)(T)	1,618,638	437,032
Fontainebleau Las Vegas Holdings LLC
- 06/06/2014 (H)(T)	757,938	204,643
Revel Entertainment LLC
9.000%, 02/16/2018	9,000,000	8,818,128
RH Donnelley, Inc.
9.000%, 10/24/2014	3,120,360	2,315,307
SuperMedia, Inc.
11.000%, 12/31/2015	5,382,651	3,521,433
The Star Tribune Company
8.000%, 09/29/2014	290,971	286,606
8.000%, 09/29/2014	327,342	322,432
Vertis, Inc.
11.750%, 12/31/2015	3,555,850	3,333,609

		19,918,551
Consumer Staples - 0.21%
Great Atlantic & Pacific Tea Company
8.750%, 06/14/2012	988,611	1,002,204
Financials - 0.89%
iStar Financial, Inc.
7.000%, 06/30/2014	3,450,000	3,475,257
Realogy Corp.
13.500%, 10/15/2017	675,000	715,500

		4,190,757
Telecommunication Services - 1.15%
LightSquared LP
- 10/01/2014 (T)	5,000,000	5,375,000

TOTAL TERM LOANS (Cost $33,198,020)		$30,486,512

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.16%
Commercial & Residential - 0.16%
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037	32,833,685	210,792

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Harborview Mortgage Loan Trust (continued)
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	$48,504,596	$266,775
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	39,509,668	260,764

		738,331

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $586,884)		$738,331

COMMON STOCKS - 16.61%
Consumer Discretionary - 9.26%
Canadian Satellite
Radio Holdings, Inc. (I)	356,076	$1,065,821
Canadian Satellite Radio
Holdings, Inc., Class A (I)	577,161	1,727,581
Charter
Communications, Inc., Class A (I)	368,879	20,837,975
Citadel Broadcasting Corp., Class B (I)	45,098	1,533,332
Comcast Corp., Special Class A	172,469	4,061,645
Dex One Corp. (I)	63,334	148,202
Federal-Mogul Corp. (I)	31,002	718,006
Greektown Superholdings, Inc. (I)(V)	7,894	556,527
Lear Corp.	108,208	5,499,131
SuperMedia, Inc. (I)	42,791	185,713
The Star Tribune Company (I)	11,462	355,322
Time Warner Cable, Inc.	29,999	2,316,523
Trump Entertainment Resorts, Inc. (I)	175,054	743,980
Vertis Holdings, Inc. (I)	203,071	3,756,814

		43,506,572
Energy - 0.31%
Dominion Petroleum, Ltd., GDR (I)	15,339,792	1,465,487
Financials - 0.33%
Talmer Bank & Trust Company (I)(R)	279,167	1,552,902
Industrials - 6.14%
Delta Air Lines, Inc. (I)	2,394,071	24,132,236
Quad/Graphics, Inc.	11,119	459,882
United Continental Holdings, Inc. (I)	176,324	4,258,225

		28,850,343
Materials - 0.57%
AbitibiBowater, Inc. (I)	73,217	1,815,782
American Pacific Corp. (I)	70,200	468,234
Rock-Tenn Company, Class A	3,636	279,368
Tembec, Inc. (I)	25,800	113,175

		2,676,559

TOTAL COMMON STOCKS (Cost $96,837,592)		$78,051,863

PREFERRED SECURITIES - 13.90%
Consumer Discretionary - 4.14%
Dana Holding Corp., 4.000% (S)	40,000	$6,167,400
Greektown
Superholdings, Inc., Series A (I)(V)	154,240	11,568,000
The Goodyear Tire & Rubber
Company, 5.875%	29,459	1,727,181

		19,462,581
Financials - 6.16%
2010 Swift Mandatory Common
Exchange Security Trust, 6.000% (S)	286,430	3,760,253
Bank of America Corp., Series L, 7.250%	7,000	7,350,000
iStar Financial, Inc., Series E, 7.875%	310,545	6,946,892

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Financials (continued)
iStar Financial, Inc., Series F, 7.800%	198,032	$4,305,216
iStar Financial, Inc., Series G, 7.650%	79,317	1,721,179
iStar Financial, Inc., Series I, 7.500%	232,232	4,872,227

		28,955,767
Industrials - 3.60%
Continental Airlines
Finance Trust II, 6.000%	440,074	16,887,840

TOTAL PREFERRED SECURITIES (Cost $50,691,104)		$65,306,188

WARRANTS - 0.60%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $46.86) (I)	43,795	683,202
Citadel Broadcasting Corp. (Expiration
Date: 06/03/2030; Strike
Price: $0.001) (I)	64,279	2,159,774
The Star Tribune Company (Expiration
Date: 09/28/2013; Strike
Price $151.23) (I)	4,835	0

TOTAL WARRANTS (Cost $1,653,579)		$2,842,976

SHORT-TERM INVESTMENTS - 1.31%
U.S. Government & Agency
Obligations - 1.30%
Federal Home Loan Bank Discount
Notes, 0.0101%, 06/01/2011 *	$6,100,000	$6,100,000
Repurchase Agreement - 0.01%
Repurchase Agreement with State
Street Corp. dated 05/31/2011 at
0.010% to be repurchased at $32,273
on 06/01/2011, collateralized by
$35,000 U.S. Treasury Notes, 1.375%
due 05/152013 (valued at $35.630,
including interest)	32,273	32,273

TOTAL SHORT-TERM INVESTMENTS (Cost $6,132,273)		$6,132,273

Total Investments (High Income Fund)
(Cost $467,013,838) - 100.07%		$470,141,322
Other assets and liabilities, net - (0.07%)		(312,538)

TOTAL NET ASSETS - 100.00%		$469,828,784

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 3.26%
Argentina - 1.23%
Republic of Argentina
2.260%, 12/31/2038	EUR	508,123	$249,718
7.000%, 09/12/2013 to 10/03/2015		6,437,000	6,241,339
7.820%, 12/31/2033 (P)	EUR	3,203,262	3,272,967
8.000%, 02/26/2008 (H)		137	72
8.750%, 06/02/2017		$1,595,914	1,647,781
12/15/2035 (I)	EUR	12,603,351	2,548,315
12/15/2035 (I)	ARS	1,938,355	78,522
12/15/2035 (I)		$48,000	8,208

			14,046,922

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Brazil - 0.45%
Federative Republic of Brazil
10.000%, 01/01/2014 to 01/01/2017	BRL	8,449,000	$5,085,518

			5,085,518
Indonesia - 0.55%
Republic of Indonesia
9.750%, 05/15/2037	IDR	11,122,000,000	1,371,694
10.250%, 07/15/2022 to 07/15/2027		24,033,000,000	3,281,034
11.000%, 09/15/2025		11,174,000,000	1,605,494

			6,258,222
Turkey - 0.21%
Republic of Turkey
7.000%, 09/26/2016 to 06/05/2020		$1,021,000	1,172,752
7.500%, 07/14/2017		1,050,000	1,235,063

			2,407,815
Venezuela - 0.82%
Republic of Venezuela
zero coupon 04/15/2020		305,000	83,113
5.750%, 02/26/2016		10,667,000	7,920,248
7.650%, 04/21/2025		949,000	581,263
8.500%, 10/08/2014		339,000	306,795
9.375%, 01/13/2034		568,000	388,228

			9,279,647

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $34,791,439)			$37,078,124

CORPORATE BONDS - 80.44%
Consumer Discretionary - 15.93%
Affinity Group, Inc.
11.500%, 12/01/2016 (S)		3,150,000	3,339,000
American Greetings Corp.
7.375%, 06/01/2016		7,480,000	7,685,000
Bankrate, Inc.
11.750%, 07/15/2015 (S)		1,910,000	2,175,013
Boyd Gaming Corp.
7.125%, 02/01/2016		1,690,000	1,594,938
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019 (S)		2,010,000	2,015,025
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		30,000	33,750
CCM Merger, Inc.
8.000%, 08/01/2013 (S)		3,085,000	3,085,000
CCO Holdings LLC/CCO
Holdings Capital Corp.
6.500%, 04/30/2021		3,020,000	2,974,700
7.875%, 04/30/2018		720,000	763,200
8.125%, 04/30/2020		3,420,000	3,697,875
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)		947,000	722,088
Cirsa Finance Luxembourg SA
8.750%, 05/15/2018 (S)	EUR	450,000	673,499
CityCenter Holdings LLC/CityCenter
Finance Corp. PIK
10.750%, 01/15/2017 (S)		$4,710,000	5,263,425
Codere Finance Luxembourg SA
8.250%, 06/15/2015	EUR	130,000	190,357
8.250%, 06/15/2015 (S)		120,000	176,578
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)		$2,970,000	3,122,213
DFS Furniture Holdings PLC
9.750%, 07/15/2017 (S)	GBP	270,000	438,598

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
DFS Furniture Holdings PLC (continued)
9.750%, 07/15/2017		$150,000	$243,666
Directbuy Holdings, Inc.
12.000%, 02/01/2017 (S)		1,960,000	862,400
DISH DBS Corp.
6.750%, 06/01/2021 (S)		750,000	757,500
7.875%, 09/01/2019		2,855,000	3,108,381
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
12.000%, 10/15/2015 (S)		3,645,000	3,954,825
Edcon Proprietary, Ltd.
4.423%, 06/15/2014 (P)	EUR	1,200,000	1,519,689
9.500%, 03/01/2018 (S)		$3,470,000	3,465,836
El Pollo Loco, Inc.
11.750%, 12/01/2012 to 11/15/2013		5,320,000	4,828,519
Empire Today LLC/Empire Today
Finance Corp.
11.375%, 02/01/2017 (S)		1,550,000	1,650,750
Enterprise Inns PLC
6.500%, 12/06/2018	GBP	660,000	968,987
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H) (S)		$3,000,000	1,500
General Motors Company,
Escrow Certificates
7.200%, 01/15/2049 (I)		4,645,000	139,350
8.375%, 07/15/2049 (I)		9,805,000	294,150
Giraffe Acquisition Corp.
9.125%, 12/01/2018 (S)		4,010,000	3,739,325
Harrah’s Operating Company, Inc.
10.000%, 12/15/2015		1,300,000	1,327,625
10.750%, 02/01/2016		3,574,000	3,591,870
HOA Restaurant Group/HOA
Finance Corp.
11.250%, 04/01/2017 (S)		2,450,000	2,505,125
Inn of The Mountain Gods Resort &
Casino
8.750%, 11/30/2020 (S)		2,738,000	2,724,310
ISS Financing PLC
11.000%, 06/15/2014 (S)	EUR	430,000	672,959
ITV PLC
7.375%, 01/05/2017	GBP	540,000	927,340
10.000%, 06/30/2014	EUR	310,000	509,698
Kabel BW Erste
Beteiligungs GmbH/Kabel Baden-
Wurttemberg Gmbh
7.500%, 03/15/2019 (S)		$780,000	812,175
Landry’s Holdings, Inc.
11.500%, 06/01/2014 (S)		1,090,000	1,090,000
Landry’s Restaurants, Inc.
11.625%, 12/01/2015 (S)		160,000	173,600
11.625%, 12/01/2015		4,600,000	4,991,000
LBI Media, Inc.
9.250%, 04/15/2019 (S)		2,950,000	2,986,875
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%)
07/15/2035	GBP	380,000	556,339
MGM Resorts International
6.625%, 07/15/2015		$2,210,000	2,163,038
10.375%, 05/15/2014		540,000	623,700
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014		2,900,000	2,117,000
8.000%, 04/01/2012		6,883,000	6,022,625
NCL Corp. Ltd.
9.500%, 11/15/2018 (S)		4,540,000	4,880,500

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
NCL Corp. Ltd. (continued)
11.750%, 11/15/2016		$3,730,000	$4,359,438
NetFlix, Inc.
8.500%, 11/15/2017		3,315,000	3,737,663
Nielsen Finance LLC/Nielsen Finance
Company
7.750%, 10/15/2018 (S)		7,530,000	8,075,925
Oxford Industries, Inc.
11.375%, 07/15/2015		2,505,000	2,855,700
Pinnacle Entertainment, Inc.
7.500%, 06/15/2015		140,000	143,150
8.625%, 08/01/2017		425,000	467,500
Polish Television Holding BV
11.250%, 05/15/2017 (S)	EUR	400,000	613,068
QVC, Inc.
7.375%, 10/15/2020 (S)		$3,125,000	3,351,563
Reynolds Group Issuer, Inc.
8.250%, 02/15/2021 (S)		4,500,000	4,578,750
9.000%, 04/15/2019 (S)		3,630,000	3,852,338
9.500%, 06/15/2017	EUR	480,000	696,812
Seat Pagine Gialle SpA
10.500%, 01/31/2017 (S)		240,000	307,419
Service Corp. International
7.500%, 04/01/2027		$3,270,000	3,171,900
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019 (S)		3,200,000	3,288,000
Shea Homes LP/Shea Homes
Funding Corp.
8.625%, 05/15/2019 (S)		2,110,000	2,133,738
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		6,960,000	7,447,200
Snoqualmie Entertainment Authority
4.204%, 02/01/2014 (P) (S)		2,165,000	1,975,563
9.125%, 02/01/2015 (S)		760,000	758,100
Sotheby’s
7.750%, 06/15/2015		3,540,000	3,938,250
Spencer Spirit Holdings, Inc./Spencer
Gifts LLC/Spirit Halloween Superstores
11.000%, 05/01/2017 (S)		1,510,000	1,555,300
Standard Pacific Corp.
8.375%, 01/15/2021		2,290,000	2,295,725
Station Casinos, Inc.
6.000%, 04/01/2012 (H)		6,000,000	600
6.500%, 02/01/2014 (H)		500,000	50
6.625%, 03/15/2018 (H)		1,705,000	171
7.750%, 08/15/2016 (H)		7,310,000	731
Stewart Enterprises, Inc.
6.500%, 04/15/2019 (S)		1,080,000	1,090,800
Stonemor Operating LLC/Cornerstone
Family Services
10.250%, 12/01/2017		1,610,000	1,656,288
Sugarhouse HSP Gaming Prop
Mezz LP/Sugarhouse HSP Gaming
Finance Corp.
8.625%, 04/15/2016 (S)		3,002,000	3,099,565
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)		6,615,000	0
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028		3,885,000	3,710,175
TVN Finance Corp III AB
7.875%, 11/15/2018 (S)	EUR	130,000	190,825
Univision Communications, Inc.
6.875%, 05/15/2019 (S)		$2,010,000	2,010,000
7.875%, 11/01/2020 (S)		3,170,000	3,360,200
8.500%, 05/15/2021 (S)		3,490,000	3,594,700

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
UPC Germany GmbH
9.625%, 12/01/2019 (S)	EUR	580,000	$922,319

			181,400,442
Consumer Staples - 2.81%
Alliance One International, Inc.
10.000%, 07/15/2016		$4,490,000	4,523,675
Bumble Bee Acquisition Corp.
9.000%, 12/15/2017 (S)		1,790,000	1,839,225
Ceridian Corp., PIK
12.250%, 11/15/2015		3,278,350	3,429,974
Del Monte Foods Company
7.625%, 02/15/2019 (S)		4,620,000	4,715,288
Foodcorp Pty, Ltd.
8.750%, 03/01/2018 (S)	EUR	390,000	558,443
Harmony Foods Corp.
10.000%, 05/01/2016 (S)		$1,350,000	1,390,500
Hypermarcas SA
6.500%, 04/20/2021 (S)		5,610,000	5,595,975
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)		3,640,000	3,703,700
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)		5,910,000	6,198,113

			31,954,893
Energy - 13.28%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)		1,720,000	1,917,800
Berry Petroleum Company
6.750%, 11/01/2020		530,000	547,225
10.250%, 06/01/2014		2,310,000	2,668,050
Calumet Specialty Products
Partners LP/Calumet Finance Corp.
9.375%, 05/01/2019 (S)		2,190,000	2,300,869
Chesapeake Energy Corp.
6.625%, 08/15/2020		620,000	651,775
7.250%, 12/15/2018		2,920,000	3,255,800
Cie Generale de Geophysique-Veritas
7.750%, 05/15/2017		600,000	630,000
9.500%, 05/15/2016		1,810,000	2,004,575
Complete Production Services, Inc.
8.000%, 12/15/2016		1,390,000	1,462,975
Concho Resources, Inc.
7.000%, 01/15/2021		2,890,000	3,027,275
Consol Energy Inc.
8.250%, 04/01/2020		2,850,000	3,163,500
Corral Petroleum Holdings AB, PIK
2.000%, 09/18/2011 (S)		6,527,001	6,316,544
Crosstex Energy LP/Crosstex Energy
Finance Corp.
8.875%, 02/15/2018		2,100,000	2,278,500
Denbury Resources, Inc.
8.250%, 02/15/2020		2,690,000	2,972,450
El Paso Corp.
7.375%, 12/15/2012		156,000	167,454
Energy Future Intermediate
Holding Company LLC
9.750%, 10/15/2019		2,580,000	2,722,390
10.000%, 12/01/2020		9,444,000	10,270,747
Energy Transfer Equity LP
7.500%, 10/15/2020		2,540,000	2,768,600
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068		2,560,000	2,700,800

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	$1,670,000	$1,820,300
Exco Resources, Inc.
7.500%, 09/15/2018	4,780,000	4,803,900
First Wind Capital LLC
10.250%, 06/01/2018 (S)	2,550,000	2,601,000
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)	4,990,000	5,301,875
Indo Integrated Energy II BV
9.750%, 11/05/2016	860,000	995,450
James River Escrow, Inc.
7.875%, 04/01/2019 (S)	1,070,000	1,091,400
Key Energy Services, Inc.
6.750%, 03/01/2021	2,765,000	2,799,563
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.
6.500%, 08/15/2021	2,630,000	2,659,588
6.750%, 11/01/2020	90,000	92,700
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp., Series B
8.750%, 04/15/2018	2,160,000	2,389,500
MEG Energy Corp.
6.500%, 03/15/2021 (S)	3,820,000	3,848,650
Milagro Oil & Gas
10.500%, 05/15/2016 (S)	2,660,000	2,540,300
Offshore Group Investments, Ltd.
11.500%, 08/01/2015	6,030,000	6,648,075
Oil States International, Inc.
6.500%, 06/01/2019 (S)	3,340,000	3,341,709
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	6,670,000	6,453,225
Pan American Energy LLC
7.875%, 05/07/2021 (S)	210,000	224,091
7.875%, 05/07/2021	5,150,000	5,495,565
Parker Drilling Company
9.125%, 04/01/2018	2,640,000	2,877,600
Peabody Energy Corp.
7.875%, 11/01/2026	2,810,000	3,175,300
Petrobras International Finance Company
6.750%, 01/27/2041	570,000	606,177
Petroleum Company of Trinidad &
Tobago, Ltd.
9.750%, 08/14/2019 (S)	520,000	629,980
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	2,825,000	2,768,500
7.000%, 05/01/2017 (S)	950,000	902,500
Plains Exploration &
Production Company
8.625%, 10/15/2019	1,990,000	2,198,950
10.000%, 03/01/2016	2,655,000	3,000,150
Precision Drilling Corp.
6.625%, 11/15/2020 (S)	2,480,000	2,554,400
Quicksilver Resources, Inc.
9.125%, 08/15/2019	210,000	229,950
11.750%, 01/01/2016	5,609,000	6,506,440
Range Resources Corp.
8.000%, 05/15/2019	730,000	797,525
Regency Energy Partners LP/Regency
Energy Finance Corp.
6.875%, 12/01/2018	2,480,000	2,610,200
SandRidge Energy, Inc.
7.500%, 03/15/2021 (S)	3,540,000	3,663,900

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Teekay Corp.
8.500%, 01/15/2020		$5,380,000	$5,877,650
Unit Corp.
6.625%, 05/15/2021		2,200,000	2,233,000
Whiting Petroleum Corp.
6.500%, 10/01/2018		2,290,000	2,381,600
Xinergy Corp.
9.250%, 05/15/2019 (S)		3,150,000	3,213,000

			151,161,042
Financials - 7.12%
Agile Property Holdings, Ltd.
10.000%, 11/14/2016		500,000	537,500
Ally Financial, Inc.
7.500%, 09/15/2020		1,180,000	1,269,975
Ashton Woods USA LLC (Zero Coupon
steps up to 11.000% on 06/30/2012)
06/30/2015 (S)		1,638,000	986,895
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)		3,730,000	3,636,750
Bank of America Corp., (8.125% to
05/15/2018, then 3 month
LIBOR + 3.640%)
05/15/2018 (Q)		1,000,000	1,074,650
Boats Investments BV, PIK
8.710%, 12/15/2015	EUR	715,940	819,096
Boparan Holdings, Ltd.
9.875%, 04/30/2018 (S)	GBP	540,000	883,923
CIT Group, Inc.
7.000%, 05/01/2017		$4,383,599	4,400,038
Countrywide Holdings, Ltd.
10.000%, 05/08/2018	GBP	450,000	740,250
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (Q) (S)		$1,530,000	1,650,488
Europcar Groupe SA
4.920%, 05/15/2013 (P)	EUR	330,000	470,154
9.375%, 04/15/2018 (S)		640,000	950,957
Ford Motor Credit Company LLC
12.000%, 05/15/2015		$6,520,000	8,332,847
General Electric Capital Corp. (4.625% to
09/15/2016, then 3 month
EURIBOR + 1.600%)
09/15/2066	EUR	650,000	850,058
General Electric Capital Corp. (5.500% to
09/15/2017, then 3 month
EURIBOR + 2.000%)
09/15/2067		390,000	524,066
General Motors Financial Company, Inc.
6.750%, 06/01/2018 (S)		$2,610,000	2,636,100
GMAC International Finance BV
7.500%, 04/21/2015	EUR	1,650,000	2,511,049
HBOS PLC
1.730%, 09/01/2016 (P)		660,000	854,270
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022 (S)		$454,000	454,000
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022		2,443,000	2,439,824
ING Groep NV (5.140% to 03/17/2016,
then 3 month LIBOR + 1.620%)
03/17/2016 (Q)	GBP	970,000	1,380,237

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
International Lease Finance Corp.
5.625%, 09/20/2013		$3,720,000	$3,850,200
6.250%, 05/15/2019		2,090,000	2,097,867
8.250%, 12/15/2020		8,550,000	9,597,375
8.625%, 09/15/2015		4,770,000	5,288,738
8.750%, 03/15/2017		2,470,000	2,797,275
8.875%, 09/01/2017		300,000	342,000
Leucadia National Corp.
8.125%, 09/15/2015		2,500,000	2,775,000
Matalan Finance, Ltd.
9.625%, 03/31/2017 (S)	GBP	50,000	78,137
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)		$1,320,000	1,452,000
Residential Capital LLC
9.625%, 05/15/2015		2,030,000	2,070,600
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		2,200,000	2,084,500
SLM Corp.
8.000%, 03/25/2020		770,000	849,050
Swiss Reinsurance Co via ELM BV
(5.252% to 05/25/2016, then 6 month
EURIBOR + 2.090%)
05/25/2016 (Q)	EUR	850,000	1,081,352
Telenet Finance III Luxembourg S.C.A.
6.625%, 02/15/2021 (S)		640,000	900,761
TNK-BP Finance SA
6.625%, 03/20/2017 (S)		$96,000	104,285
6.625%, 03/20/2017		1,690,000	1,835,847
7.500%, 07/18/2016		990,000	1,124,442
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)		4,020,000	4,009,950
Ziggo Bond Company BV
8.000%, 05/15/2018 (S)	EUR	910,000	1,366,875

			81,109,381
Health Care - 3.51%
American Renal Holdings Company, Inc.
8.375%, 05/15/2018		$2,300,000	2,403,500
American Renal Holdings Company, Inc.,
PIK
9.750%, 03/01/2016 (S)		3,630,000	3,802,425
Biomet, Inc.
10.000%, 10/15/2017		250,000	276,250
Biomet, Inc., PIK
10.375%, 10/15/2017		1,470,000	1,631,700
CRC Health Corp.
10.750%, 02/01/2016		9,970,000	10,244,175
Crown Newco 3 Plc
8.875%, 02/15/2019 (S)	GBP	130,000	220,282
FMC Finance III SA
6.875%, 07/15/2017		$900,000	957,375
Fresenius US Finance II, Inc.
8.750%, 07/15/2015	EUR	50,000	82,299
9.000%, 07/15/2015 (S)		$3,475,000	3,974,531
Giant Funding Corp.
8.250%, 02/01/2018 (S)		1,590,000	1,673,475
HCA Holdings, Inc.
7.750%, 05/15/2021 (S)		4,830,000	5,053,388
Labco SAS
8.500%, 01/15/2018 (S)	EUR	290,000	425,686
Ontex IV SA
9.000%, 04/15/2019 (S)		370,000	540,454

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Tenet Healthcare Corp.
6.875%, 11/15/2031		$2,310,000	$1,940,400
10.000%, 05/01/2018		2,151,000	2,462,895
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015		1,985,000	2,054,475
Vanguard Health Holding
Company II LLC
8.000%, 02/01/2018		2,080,000	2,168,400

			39,911,710
Industrials - 12.10%
Abengoa Finance SAU
8.875%, 11/01/2017 (S)		2,760,000	2,829,000
ACCO Brands Corp.
10.625%, 03/15/2015		1,410,000	1,582,725
Aguila 3 SA
7.875%, 01/31/2018 (S)		1,200,000	1,227,000
ALBA Group PLC & Company KG
8.000%, 05/15/2018 (S)	EUR	250,000	371,214
Altegrity, Inc.
11.750%, 05/01/2016 (S)		$5,180,000	5,555,550
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)		1,760,000	1,698,400
American Reprographics Company
10.500%, 12/15/2016 (S)		3,550,000	3,745,250
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	750,000	1,109,006
9.125%, 10/15/2020 (S)		$600,000	660,000
Building Materials Corp. Of America
6.875%, 08/15/2018 (S)		950,000	969,000
CMA CGM SA
8.500%, 04/15/2017 (S)		4,860,000	4,422,600
8.875%, 04/15/2019 (S)	EUR	900,000	1,201,288
Continental Airlines 2001-1 Class B Pass
Through Trust
7.373%, 12/15/2015		$77,904	78,200
Continental Airlines 2007-1 Class C Pass
Through Trust
7.339%, 04/19/2014		4,255,256	4,255,256
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		62,610	65,115
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		1,690,000	1,715,350
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 08/10/2022		1,745,636	1,787,182
Delta Air Lines 2007-1 Class C Pass
Through Trust
8.954%, 08/10/2014		73,569	75,864
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		1,442,871	1,529,444
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)		1,289,000	1,388,898
Dematic SA
8.750%, 05/01/2016 (S)		4,780,000	4,851,700
FGI Operating Company, Inc.
10.250%, 08/01/2015		3,075,000	3,313,313
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017 (S)		4,320,000	4,503,600
Florida East Coast Railway Corp.
8.125%, 02/01/2017 (S)		6,050,000	6,307,125

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
GEO Group, Inc.
7.750%, 10/15/2017		$3,985,000	$4,273,913
H&E Equipment Services, Inc.
8.375%, 07/15/2016		2,585,000	2,714,250
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		4,860,000	4,981,500
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	830,000	1,278,064
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018 (S)		$1,770,000	1,845,225
7.125%, 03/15/2021 (S)		1,770,000	1,847,438
Jack Cooper Holdings Corp.
12.750%, 12/15/2015 (S)		5,400,000	5,724,000
Kansas City Southern de
Mexico SA de CV
6.625%, 12/15/2020 (S)		1,390,000	1,452,550
8.000%, 02/01/2018		8,045,000	8,909,838
12.500%, 04/01/2016		570,000	689,700
Kansas City Southern Railway
8.000%, 06/01/2015		395,000	429,563
Kansas City Southern Railway Company
13.000%, 12/15/2013		10,000	11,775
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017 (S)		2,050,000	2,255,000
10.000%, 06/01/2017		2,600,000	2,860,000
Navios Maritime
Acquisition Corp./Navios
Acquisition Finance
8.625%, 11/01/2017 (S)		890,000	910,025
8.625%, 11/01/2017		5,440,000	5,562,400
Navios Maritime Holdings, Inc./Navios
Maritime Finance II U.S., Inc.
8.125%, 02/15/2019 (S)		1,680,000	1,680,000
Odebrecht Finance, Ltd.
7.000%, 04/21/2020 (S)		480,000	528,000
Quality Distribution LLC/QD
Capital Corp.
9.875%, 11/01/2018 (S)		5,780,000	6,069,000
RailAmerica, Inc.
9.250%, 07/01/2017		5,220,000	5,781,150
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		3,815,000	4,182,003
RSC Equipment Rental Inc/RSC
Holdings III LLC
8.250%, 02/01/2021		1,670,000	1,724,275
Syncreon Global Ireland Ltd./Syncreon
Global Finance US, Inc.
9.500%, 05/01/2018 (S)		4,430,000	4,596,125
TGI International, Ltd.
9.500%, 10/03/2017		810,000	909,225
Triumph Group, Inc.
8.625%, 07/15/2018		2,070,000	2,289,938
United Air Lines, Inc.
9.875%, 08/01/2013 (S)		1,087,000	1,160,373
WCA Waste Corp.
7.500%, 06/15/2019 (S)		2,340,000	2,375,100
Wyle Services Corp.
10.500%, 04/01/2018 (S)		5,140,000	5,486,950

			137,769,460
Information Technology - 2.78%
CDW LLC/CDW Finance Corp.
11.000%, 10/12/2015		1,640,000	1,763,000
CDW LLC/CDW Finance Corp., PIK
11.500%, 10/12/2015		1,040,000	1,121,900

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
First Data Corp.
7.375%, 06/15/2019 (S)		$3,230,000	$3,286,525
11.250%, 03/31/2016		7,180,000	7,197,950
First Data Corp., PIK
10.550%, 09/24/2015		27,450	28,720
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (S)		950,000	1,059,250
10.125%, 12/15/2016		1,222,000	1,310,595
10.750%, 08/01/2020 (S)		300,000	345,000
iGate Corp.
9.000%, 05/01/2016 (S)		1,440,000	1,479,600
MEMC Electronic Materials, Inc.
7.750%, 04/01/2019 (S)		2,550,000	2,613,750
NXP BV/NXP Funding LLC
9.750%, 08/01/2018 (S)		7,370,000	8,512,350
Sensata Technologies BV
6.500%, 05/15/2019 (S)		2,860,000	2,892,175

			31,610,815
Materials - 8.79%
Appleton Papers, Inc.
10.500%, 06/15/2015 (S)		80,000	84,800
11.250%, 12/15/2015		6,143,000	6,281,218
ARD Finance SA
11.125%, 06/01/2018 (S)		720,000	741,600
Ardagh Glass Group PLC, PIK
10.750%, 03/01/2015	EUR	640,000	948,654
Ardagh Packaging Finance PLC
9.250%, 10/15/2020 (S)		830,000	1,269,106
Atkore International, Inc.
9.875%, 01/01/2018 (S)		$1,910,000	2,072,350
Berry Plastics Corp.
9.500%, 05/15/2018		1,090,000	1,109,075
9.750%, 01/15/2021		4,360,000	4,365,450
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		5,040,000	5,077,800
CF Industries, Inc.
6.875%, 05/01/2018		420,000	482,475
China Forestry Holdings Company, Ltd.
7.750%, 11/17/2015 (S)		630,000	504,000
China Oriental Group Company, Ltd.
7.000%, 11/17/2017 (S)		630,000	612,675
Clondalkin Industries BV
8.000%, 03/15/2014	EUR	410,000	575,280
Evraz Group SA
6.750%, 04/27/2018 (S)		$5,200,000	5,231,980
8.250%, 11/10/2015		120,000	134,400
9.500%, 04/24/2018 (S)		260,000	301,337
9.500%, 04/24/2018		520,000	601,900
FMG Resources August 2006 Pty, Ltd.
6.375%, 02/01/2016 (S)		850,000	859,563
7.000%, 11/01/2015 (S)		1,510,000	1,570,400
Georgia Gulf Corp.
9.000%, 01/15/2017 (S)		2,015,000	2,216,500
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (S)		570,000	629,850
HeidelbergCement Finance BV
8.500%, 10/31/2019	EUR	470,000	771,915
Ineos Finance PLC
9.000%, 05/15/2015 (S)		$2,310,000	2,503,463
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	2,531,000	3,951,961
LBI Escrow Corp.
8.000%, 11/01/2017		484,380	770,263

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Longview Fibre Paper & Packaging, Inc.
8.000%, 06/01/2016 (S)		$2,660,000	$2,699,900
Lyondell Chemical Company
8.000%, 11/01/2017 (S)		2,802,000	3,152,250
11.000%, 05/01/2018		1,734,433	1,953,405
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		8,670,000	8,886,750
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		1,560,000	1,571,700
New World Resources BV
7.875%, 05/01/2018 (S)	EUR	290,000	436,119
NewPage Corp.
11.375%, 12/31/2014		$3,435,000	3,314,775
Novelis, Inc.
8.750%, 12/15/2020		4,690,000	5,182,450
PE Paper Escrow GmbH
11.750%, 08/01/2014 (S)	EUR	700,000	1,146,016
12.000%, 08/01/2014 (S)		$110,000	126,775
Rhodia SA
6.875%, 09/15/2020 (S)		1,070,000	1,247,888
Ryerson Holding Corp.
Zero Coupon 02/01/2015		7,200,000	4,032,000
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		1,400,000	1,417,500
Sino-Forest Corp.
10.250%, 07/28/2014 (S)		670,000	723,600
Solutia, Inc.
7.875%, 03/15/2020		2,790,000	3,069,000
8.750%, 11/01/2017		1,400,000	1,545,250
Southern Copper Corp.
6.750%, 04/16/2040		100,000	101,589
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018 (S)		3,320,000	3,357,350
TPC Group LLC
8.250%, 10/01/2017 (S)		1,500,000	1,605,000
Vale Overseas, Ltd.
6.875%, 11/21/2036		866,000	953,973
8.250%, 01/17/2034		1,272,000	1,591,299
Vedanta Resources PLC
6.750%, 06/07/2016 (S)		2,190,000	2,195,475
8.750%, 01/15/2014 (S)		2,060,000	2,224,800
Vedanta Resources PLC, Series REGS
8.750%, 01/15/2014		990,000	1,065,653
Verso Paper
Holdings LLC/Verso Paper, Inc.
8.750%, 02/01/2019 (S)		1,910,000	1,910,000
11.500%, 07/01/2014		333,000	361,305
West China Cement, Ltd.
7.500%, 01/25/2016 (S)		600,000	586,500

			100,126,337
Telecommunication Services - 9.90%
Axtel SAB de CV
7.625%, 02/01/2017		1,250,000	1,200,000
7.625%, 02/01/2017 (S)		4,000,000	3,840,000
9.000%, 09/22/2019		248,000	246,140
Buccaneer Merger Sub, Inc.
9.125%, 01/15/2019 (S)		3,376,000	3,616,540
Cengage Learning Acquisitions, Inc.
10.500%, 01/15/2015 (S)		5,780,000	5,491,000
13.250%, 07/15/2015 (S)		7,130,000	6,773,500
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028		100,000	83,250
Cincinnati Bell, Inc.
8.375%, 10/15/2020		1,080,000	1,093,500

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
CMP Susquehanna Corp.
3.622%, 05/15/2014 (S)		$192,000	$145,682
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		3,340,000	3,490,300
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)		4,250,000	4,505,000
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 (S)		4,940,000	4,977,050
MetroPCS Wireless, Inc.
7.875%, 09/01/2018		2,020,000	2,174,025
Musketeer GmbH
9.500%, 03/15/2021 (S)	EUR	390,000	611,761
Phones4u Finance PLC
9.500%, 04/01/2018 (S)	GBP	630,000	1,010,441
Primus Telecommunications IHC, Inc.,
PIK
14.250%, 05/20/2013		$540,472	547,228
Satmex Escrow SA de CV
9.500%, 05/15/2017 (S)		2,330,000	2,388,250
Sprint Capital Corp.
6.875%, 11/15/2028		2,170,000	2,104,900
8.750%, 03/15/2032		20,735,000	22,886,230
Sprint Nextel Corpsprint Nextel Corp.
9.250%, 04/15/2022		300,000	335,625
Sunrise Communications Holdings SA
8.500%, 12/31/2018 (S)	EUR	484,000	738,316
Sunrise Communications International SA
7.000%, 12/31/2017 (S)		411,000	610,693
True Move Company, Ltd.
10.750%, 12/16/2013 (S)		$7,550,000	8,229,500
10.750%, 12/16/2013		800,000	872,000
TW Telecom Holdings, Inc.
8.000%, 03/01/2018		4,270,000	4,638,288
UBS Luxembourg SA for OJSC Vimpel
Communications
8.250%, 05/23/2016		2,890,000	3,206,975
UPC Holding BV
8.000%, 11/01/2016	EUR	750,000	1,127,894
9.875%, 04/15/2018 (S)		$1,705,000	1,909,600
Vimpel Communications Via VIP Finance
Ireland, Ltd. OJSC
8.375%, 04/30/2013 (S)		570,000	620,342
Vip Finance Ireland, Ltd.
8.375%, 04/30/2013		1,010,000	1,099,638
VIP Finance Ireland, Ltd. for OJSC
Vimpel Communications
6.493%, 02/02/2016 (S)		610,000	635,370
West Corp.
7.875%, 01/15/2019 (S)		4,440,000	4,523,250
8.625%, 10/01/2018 (S)		3,530,000	3,719,738
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		2,610,000	2,773,125
11.750%, 07/15/2017 (S)		850,000	988,125
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		3,460,667	4,282,575
Windstream Corp.
7.500%, 04/01/2023		5,080,000	5,232,400

			112,728,251
Utilities - 4.22%
AES El Salvador Trust
6.750%, 02/01/2016		200,000	202,458
Calpine Corp.
7.500%, 02/15/2021 (S)		130,000	135,200

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Calpine Corp. (continued)
7.875%, 07/31/2020 to 01/15/2023 (S)		$9,630,000	$10,099,675
Edison Mission Energy
7.625%, 05/15/2027		5,310,000	4,009,050
Empresas Publicas de Medellin ESP
7.625%, 07/29/2019 (S)		250,000	289,375
Foresight Energy LLC/Foresight
Energy Corp.
9.625%, 08/15/2017 (S)		4,520,000	4,926,800
GenOn REMA LLC
9.681%, 07/02/2026		850,000	928,625
Midwest Generation LLC, Series B
8.560%, 01/02/2016		271,283	283,491
Mirant Americas Generation LLC
9.125%, 05/01/2031		11,071,000	11,292,420
Mirant Mid Atlantic LLC
10.060%, 12/30/2028		5,300,162	5,936,181
NRG Energy, Inc.
8.500%, 06/15/2019		60,000	62,100
Sithe/independence Funding Corp.
9.000%, 12/30/2013		451,634	466,470
Suburban Propane Partners LP
7.375%, 03/15/2020		1,890,000	2,022,300
Texas Competitive Electric Holdings
Company LLC/TCEH Finance, Inc.
11.500%, 10/01/2020 (S)		7,260,000	7,350,750

			48,004,895

TOTAL CORPORATE BONDS (Cost $890,774,422)			$915,777,226

CAPITAL PREFERRED SECURITIES - 1.41%
Financials - 1.41%
BAC Capital Trust VI
5.625%, 03/08/2035		420,000	387,684
BankAmerica Institutional Capital,
Series A
8.070%, 12/31/2026 (S)		200,000	205,500
Capital One Capital V
10.250%, 08/15/2039		2,290,000	2,435,988
Countrywide Capital III
8.050%, 06/15/2027		140,000	145,950
Deutsche Postbank Funding Trust IV
(5.983% 06/29/2017, then 3 month
EURIBOR + 2.070%)
06/29/2017 (Q)	EUR	1,050,000	1,307,062
Dynegy-Roseton Danskammer, Series B
7.670%, 06/29/2049		$2,980,000	2,749,050
ING Capital Funding Trust III
3.907%, 09/30/2011 (P) (Q)		1,300,000	1,254,436
MBNA Capital A, Series A
8.278%, 12/01/2026		920,000	946,450
NB Capital Trust II
7.830%, 12/15/2026		2,930,000	2,999,588
NB Capital Trust IV
8.250%, 04/15/2027		380,000	390,925
Santander Finance Preferred SA
Unipersonal (10.500% until
09/29/2014, then 3 month
LIBOR + 7.673%)
09/29/2014 (Q)		1,790,000	2,058,681

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
The Dai-Ichi Life Insurance
Company, Ltd. (7.250% to 07/25/2021,
then 3 month LIBOR + 4.560%)
07/25/2021 (Q) (S)		$1,170,000	$1,191,627

			16,072,941

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $15,851,463)			$16,072,941

CONVERTIBLE BONDS - 1.11%
Energy - 0.02%
James River Coal Company
3.125%, 03/15/2018 (S)		$260,000	$264,225
Financials - 0.55%
Realogy Corp.
11.000%, 04/15/2018 (S)		5,770,000	6,289,300
Industrials - 0.47%
Horizon Lines, Inc.
4.250%, 08/15/2012		6,255,000	5,348,025
Materials - 0.07%
Hercules, Inc.
6.500%, 06/30/2029		930,000	746,325

TOTAL CONVERTIBLE BONDS (Cost $10,997,747)			$12,647,875

TERM LOANS (M) - 2.23%
Consumer Discretionary - 0.56%
City Center Holdings LLC
7.500%, 01/13/2015		970,000	977,101
Ford Motor Company
2.950%, 12/15/2013		145,002	144,979
Kabel Deutschland Holding AG
8.712%, 11/19/2014	EUR	680,000	978,996
Newsday LLC
6.526%, 08/01/2013		$4,000,000	4,250,000

			6,351,076
Financials - 0.49%
Realogy Corp.
13.500%, 10/15/2017		5,200,000	5,512,000
Simmons Holdco, Inc.
02/15/2012		3,677,672	9,194

			5,521,194
Industrials - 0.24%
Hawker Beechcraft Acquisition
Company LLC
2.223%, 03/26/2014		1,873,597	1,644,316
Trico Shipping AS
- 05/12/2014 (T)		564,066	564,066
Trico Shipping AS
10.000%, 05/12/2014		564,066	564,066

			2,772,448
Information Technology - 0.07%
First Data Corp.
2.945%, 09/24/2014		840,000	785,313
Telecommunication Services - 0.48%
Vodafone Group PLC
6.875%, 08/11/2015		5,320,000	5,479,600
Utilities - 0.39%
NRG Energy, Inc.
2.057%, 02/01/2013		88,599	88,378
2.057%, 02/01/2013		493,559	492,325
3.470%, 08/31/2015		586,494	586,585

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Utilities (continued)
Texas Competitive Electric Holdings
Company LLC
4.738%, 10/10/2017	$4,205,419	$3,318,076

		4,485,364

TOTAL TERM LOANS (Cost $27,557,690)		$25,394,995

COMMON STOCKS - 2.76%
Consumer Discretionary - 1.66%
Charter
Communications, Inc., Class A (I) (L)	302,836	$17,107,206
Citadel Broadcasting Corp., Class A (I)	1,441	48,634
General Motors Company (I)	56,188	1,787,340

		18,943,180
Energy - 0.06%
SemGroup Corp., Class A (I)	27,952	711,378
Financials - 0.68%
KCad Holdings I, Ltd. (I)	641,422,217	7,783,659
Industrials - 0.22%
DeepOcean Group Holdings AS (I)	151,066	2,114,924
Nortek, Inc. (I)	8,230	325,085

		2,440,009
Materials - 0.14%
LyondellBasell Industries, Class A	35,100	1,537,731
Telecommunication Services - 0.00%
XO Holdings, Inc. (I)	821	591

TOTAL COMMON STOCKS (Cost $24,928,052)		$31,416,548

PREFERRED SECURITIES - 3.73%
Financials - 3.65%
Banesto Holdings, Ltd.,
Series A, 10.500% (S)	85,250	$2,176,543
Bank of America Corp. (8.000% to
01/30/2018, then
3 month LIBOR + 3.630%)	560,000	601,804
Bank of America Corp., Series L	15,210	15,970,500
Citigroup Capital XII (8.500% to
3/30/2015, then
3 month LIBOR + 5.870%)	357,275	9,282,005
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	48,350	1,347,998
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	460,500	12,097,335

		41,476,185
Industrials - 0.08%
Jack Cooper Holdings Corp. (I)	9,645	916,275
Information Technology - 0.00%
CMP Susquehanna Radio
Holdings Corp., Series A (I) (S)	44,870	0

TOTAL PREFERRED SECURITIES (Cost $40,629,642)		$42,392,460

WARRANTS - 0.23%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014; Strike
Price: $12.00) (I)	4,996	0
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	5,718	74,334

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
CMP Susquehanna Radio Holdings Corp.
(Expiration Date: 03/26/2019; Strike
Price: $0.01) (I)	51,274	$0
General Motors Company ( Expiration
Date: 07/10/2016; Strike
Price: $10.00) (I)	51,081	1,159,028
General Motors Company (Expiration
Date: 07/10/2019; Strike
Price: $18.33) (I)	51,081	851,520
Jack Cooper Holdings Corp. (Expiration
Date: 05/06/2018) (I)	2,163	205,485
Nortek, Inc. (Expiration Date:
12/17/2014; Strike Price: $52.80) (I)	12,027	96,216
SemGroup Corp., Class A (Expiration
Date: 11/30/2014; Strike
Price $25.00) (I)	29,423	235,384

TOTAL WARRANTS (Cost $5,751,506)		$2,621,967

SECURITIES LENDING COLLATERAL - 0.01%
John Hancock Collateral
Investment Trust, 0.2531% (W) (Y)	15,513	155,255

SHORT-TERM INVESTMENTS - 3.60%
U.S. Government & Agency
Obligations - 0.02%
Federal Home Loan Mortgage Corp.
Discount Notes, 0.120%,
01/10/2012 (F) *	$190,000	$189,859
Repurchase Agreement - 3.58%
Deutsche Bank Tri-Party Repurchase
Agreement dated 05/31/2011 at 0.10%
to be repurchased at $40,800,113 on
06/01/2011, collateralized by
$41,626,000 Federal Home Loan
Disocount Notes 0.010% due
06/03/2011, (valued at $41,616,001)	40,800,000	40,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $40,989,859)		$40,989,859

Total Investments (High Yield Fund)
(Cost $1,092,427,070) - 98.78%		$1,124,547,250
Other assets and liabilities, net - 1.22%		13,920,887

TOTAL NET ASSETS - 100.00%		$1,138,468,137

Index 500 Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.49%
Consumer Discretionary - 10.11%
Auto Components - 0.24%
Johnson Controls, Inc.	127,937	$5,066,305
The Goodyear Tire & Rubber Company (I)	45,896	813,736

		5,880,041
Automobiles - 0.51%
Ford Motor Company (I)	714,475	10,659,967
Harley-Davidson, Inc.	44,481	1,652,914

		12,312,881
Distributors - 0.07%
Genuine Parts Company	29,774	1,631,615

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services - 0.10%
Apollo Group, Inc., Class A (I)	23,249	$955,766
DeVry, Inc.	11,640	626,814
H&R Block, Inc. (L)	57,666	934,189

		2,516,769
Hotels, Restaurants & Leisure - 1.69%
Carnival Corp.	81,514	3,163,558
Chipotle Mexican Grill, Inc. (I)	6,368	1,840,798
Darden Restaurants, Inc.	26,084	1,321,155
International Game Technology	56,441	973,043
Marriott International, Inc., Class A	54,896	2,075,618
McDonald’s Corp.	197,060	16,068,272
Starbucks Corp.	140,901	5,183,748
Starwood Hotels & Resorts Worldwide, Inc.	36,298	2,213,452
Wyndham Worldwide Corp.	32,730	1,139,331
Wynn Resorts, Ltd.	14,358	2,103,734
Yum! Brands, Inc.	88,291	4,884,258

		40,966,967
Household Durables - 0.30%
D.R. Horton, Inc.	53,089	646,624
Fortune Brands, Inc.	28,978	1,875,746
Harman International Industries, Inc.	13,159	631,237
Leggett & Platt, Inc. (L)	27,653	714,277
Lennar Corp., Class A (L)	30,356	576,157
Newell Rubbermaid, Inc.	54,889	977,573
Pulte Group, Inc. (I)(L)	63,498	535,923
Whirlpool Corp.	14,361	1,203,452

		7,160,989
Internet & Catalog Retail - 0.88%
Amazon.com, Inc. (I)	67,296	13,236,450
Expedia, Inc. (L)	37,795	1,058,638
Netflix, Inc. (I)	8,292	2,245,474
priceline.com, Inc. (I)	9,284	4,783,024

		21,323,586
Leisure Equipment & Products - 0.12%
Hasbro, Inc.	25,882	1,183,843
Mattel, Inc.	65,860	1,738,375

		2,922,218
Media - 3.18%
Cablevision Systems Corp., Class A	43,926	1,560,252
CBS Corp., Class B	127,010	3,549,930
Comcast Corp., Class A	524,413	13,236,184
DIRECTV, Class A (I)	149,871	7,532,516
Discovery
Communications, Inc., Series A (I)(L)	53,178	2,316,434
Gannett Company, Inc.	45,282	645,721
News Corp., Class A	431,345	7,910,867
Omnicom Group, Inc.	53,651	2,509,257
Scripps Networks Interactive, Inc., Class A (L)	17,112	862,958
The Interpublic Group of Companies, Inc.	92,399	1,102,320
The McGraw-Hill Companies, Inc.	57,922	2,459,947
The Walt Disney Company	358,692	14,932,348
The Washington Post Company, Class B (L)	1,001	411,001
Time Warner Cable, Inc.	64,857	5,008,258
Time Warner, Inc.	206,419	7,519,844
Viacom, Inc., Class B	112,757	5,684,080

		77,241,917
Multiline Retail - 0.71%
Big Lots, Inc. (I)	14,256	476,293
Family Dollar Stores, Inc.	23,872	1,330,625
J.C. Penney Company, Inc.	44,708	1,584,004
Kohl’s Corp.	55,226	2,940,232

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Macy’s, Inc.	79,959	$2,309,216
Nordstrom, Inc.	31,705	1,484,745
Sears Holdings Corp. (I)(L)	8,227	584,117
Target Corp.	133,740	6,624,142

		17,333,374
Specialty Retail - 1.78%
Abercrombie & Fitch Company, Class A	16,480	1,248,690
AutoNation, Inc. (I)(L)	12,112	425,131
AutoZone, Inc. (I)	5,045	1,483,230
Bed Bath & Beyond, Inc. (I)	48,111	2,592,702
Best Buy Company, Inc.	61,799	1,962,736
CarMax, Inc. (I)	42,603	1,263,605
GameStop Corp., Class A (I)(L)	26,578	743,652
Home Depot, Inc.	309,538	11,230,039
Limited Brands, Inc.	49,958	1,996,322
Lowe’s Companies, Inc.	260,651	6,292,115
O’Reilly Automotive, Inc. (I)	26,651	1,601,992
RadioShack Corp. (L)	19,982	314,916
Ross Stores, Inc.	22,491	1,843,362
Staples, Inc.	135,889	2,285,653
The Gap, Inc. (L)	78,141	1,515,935
Tiffany & Company	23,876	1,806,458
TJX Companies, Inc.	74,759	3,963,722
Urban Outfitters, Inc. (I)	24,167	736,127

		43,306,387
Textiles, Apparel & Luxury Goods - 0.53%
Coach, Inc.	55,863	3,556,239
NIKE, Inc., Class B	72,300	6,105,735
Polo Ralph Lauren Corp.	12,353	1,565,990
VF Corp.	16,351	1,629,704

		12,857,668

		245,454,412
Consumer Staples - 10.31%
Beverages - 2.36%
Brown Forman Corp., Class B (L)	19,469	1,411,113
Coca-Cola Enterprises, Inc.	62,363	1,801,667
Constellation Brands, Inc., Class A (I)	33,237	729,885
Dr. Pepper Snapple Group, Inc.	42,304	1,742,925
Molson Coors Brewing Company	30,003	1,399,640
PepsiCo, Inc.	299,653	21,311,321
The Coca-Cola Company	433,345	28,951,779

		57,348,330
Food & Staples Retailing - 2.27%
Costco Wholesale Corp.	82,448	6,800,311
CVS Caremark Corp.	258,415	9,998,076
Safeway, Inc. (L)	69,560	1,718,132
SUPERVALU, Inc. (L)	40,082	411,241
Sysco Corp.	110,064	3,545,161
The Kroger Company	120,126	2,981,527
Wal-Mart Stores, Inc.	370,029	20,433,001
Walgreen Company	174,225	7,601,437
Whole Foods Market, Inc.	27,864	1,704,162

		55,193,048
Food Products - 1.70%
Archer-Daniels-Midland Company	120,373	3,901,289
Campbell Soup Company (L)	34,481	1,198,215
ConAgra Foods, Inc.	77,241	1,964,239
Dean Foods Company (I)	34,593	480,151
General Mills, Inc.	120,099	4,776,337
H.J. Heinz Company	60,793	3,338,752
Hormel Foods Corp.	26,152	767,038

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Kellogg Company	47,586	$2,711,926
Kraft Foods, Inc., Class A	330,335	11,551,815
McCormick & Company, Inc., Class B	25,117	1,260,622
Mead Johnson Nutrition Company	38,641	2,619,473
Sara Lee Corp.	117,582	2,298,728
The Hershey Company	29,195	1,627,037
The J.M. Smucker Company	22,483	1,782,452
Tyson Foods, Inc., Class A	56,325	1,071,302

		41,349,376
Household Products - 2.09%
Clorox Company (L)	25,993	1,831,987
Colgate-Palmolive Company	93,283	8,165,061
Kimberly-Clark Corp.	76,382	5,216,891
The Procter & Gamble Company	529,005	35,443,335

		50,657,274
Personal Products - 0.19%
Avon Products, Inc.	81,179	2,411,828
The Estee Lauder Companies, Inc., Class A	21,628	2,217,086

		4,628,914
Tobacco - 1.70%
Altria Group, Inc.	395,152	11,087,965
Lorillard, Inc.	27,492	3,169,278
Philip Morris International, Inc.	339,433	24,354,318
Reynolds American, Inc.	63,871	2,540,788

		41,152,349

		250,329,291
Energy - 12.08%
Energy Equipment & Services - 2.20%
Baker Hughes, Inc.	82,022	6,063,886
Cameron International Corp. (I)	46,230	2,203,322
Diamond Offshore Drilling, Inc. (L)	13,133	967,508
FMC Technologies, Inc. (I)(L)	45,385	2,025,533
Halliburton Company	172,516	8,651,677
Helmerich & Payne, Inc.	20,086	1,258,990
Nabors Industries, Ltd. (I)	54,049	1,507,427
National Oilwell Varco, Inc.	79,532	5,772,433
Noble Corp. (L)	47,654	1,995,273
Rowan Companies, Inc. (I)	23,862	946,128
Schlumberger, Ltd.	257,061	22,035,269

		53,427,446
Oil, Gas & Consumable Fuels - 9.88%
Anadarko Petroleum Corp.	93,731	7,453,489
Apache Corp.	72,292	9,007,583
Cabot Oil & Gas Corp.	19,697	1,157,199
Chesapeake Energy Corp.	124,217	3,892,961
Chevron Corp.	379,162	39,777,885
ConocoPhillips	270,029	19,771,523
Consol Energy, Inc.	42,734	2,190,972
Denbury Resources, Inc. (I)	75,734	1,663,119
Devon Energy Corp.	80,652	6,780,414
El Paso Corp.	144,589	3,043,598
EOG Resources, Inc.	50,595	5,521,938
EQT Corp.	28,173	1,526,413
Exxon Mobil Corp.	936,570	78,175,498
Hess Corp.	56,765	4,486,138
Marathon Oil Corp.	134,156	7,267,231
Massey Energy Company (L)	19,542	1,289,772
Murphy Oil Corp.	36,426	2,509,387
Newfield Exploration Company (I)	25,375	1,892,721
Noble Energy, Inc.	33,193	3,093,588
Occidental Petroleum Corp.	153,529	16,558,103

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp.	51,106	$3,135,864
Pioneer Natural Resources Company	21,996	2,019,673
QEP Resources, Inc.	33,299	1,448,507
Range Resources Corp. (L)	30,314	1,695,159
Southwestern Energy Company (I)	65,680	2,874,814
Spectra Energy Corp.	122,509	3,380,023
Sunoco, Inc.	22,783	922,484
Tesoro Corp. (I)(L)	27,041	659,800
The Williams Companies, Inc.	110,730	3,475,815
Valero Energy Corp.	107,465	2,955,288

		239,626,959

		293,054,405
Financials - 14.52%
Capital Markets - 2.28%
Ameriprise Financial, Inc.	46,561	2,850,930
BlackRock, Inc.	18,054	3,711,180
E*TRADE Financial Corp. (I)	42,194	667,087
Federated Investors, Inc., Class B (L)	17,504	448,628
Franklin Resources, Inc.	27,386	3,548,678
Invesco, Ltd.	86,958	2,145,254
Janus Capital Group, Inc.	35,160	363,203
Legg Mason, Inc.	28,755	973,069
Morgan Stanley	291,942	7,053,319
Northern Trust Corp.	45,730	2,231,167
State Street Corp.	94,855	4,341,513
T. Rowe Price Group, Inc.	48,918	3,096,509
The Bank of New York Mellon Corp.	234,544	6,593,032
The Charles Schwab Corp.	188,641	3,397,424
The Goldman Sachs Group, Inc.	98,315	13,835,870

		55,256,863
Commercial Banks - 2.56%
BB&T Corp. (L)	131,192	3,613,028
Comerica, Inc.	33,387	1,205,605
Fifth Third Bancorp	173,348	2,263,925
First Horizon National Corp.	49,749	522,862
Huntington Bancshares, Inc.	163,053	1,076,150
KeyCorp	179,659	1,521,712
M&T Bank Corp. (L)	22,709	2,005,205
Marshall & Ilsley Corp.	100,134	801,072
PNC Financial Services Group, Inc.	99,253	6,195,372
Regions Financial Corp.	237,564	1,677,202
SunTrust Banks, Inc.	101,193	2,846,559
U.S. Bancorp	363,010	9,293,056
Wells Fargo & Company	995,017	28,228,632
Zions Bancorporation (L)	34,570	823,803

		62,074,183
Consumer Finance - 0.78%
American Express Company	197,584	10,195,334
Capital One Financial Corp.	86,382	4,693,998
Discover Financial Services	102,983	2,455,115
SLM Corp.	99,523	1,695,872

		19,040,319
Diversified Financial Services - 3.63%
Bank of America Corp.	1,911,673	22,462,158
Citigroup, Inc.	548,806	22,583,367
CME Group, Inc.	12,657	3,616,864
IntercontinentalExchange, Inc. (I)	13,858	1,671,968
JPMorgan Chase & Company	752,398	32,533,690
Leucadia National Corp.	37,378	1,325,424
Moody’s Corp. (L)	37,692	1,504,288
NYSE Euronext	49,336	1,796,324

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
The NASDAQ OMX Group, Inc. (I)(L)	28,279	$721,680

		88,215,763
Insurance - 3.60%
ACE, Ltd.	63,375	4,361,468
Aflac, Inc.	88,812	4,244,325
American International Group, Inc. (I)(L)	82,314	2,345,949
AON Corp.	62,913	3,280,913
Assurant, Inc.	18,879	698,334
Berkshire Hathaway, Inc., Class B (I)	326,937	25,850,909
Chubb Corp.	55,762	3,657,430
Cincinnati Financial Corp. (L)	30,796	936,814
Genworth Financial, Inc., Class A (I)	92,526	1,027,964
Hartford Financial Services Group, Inc.	83,998	2,238,547
Lincoln National Corp.	59,646	1,750,610
Loews Corp.	59,379	2,495,106
Marsh & McLennan Companies, Inc.	102,769	3,151,925
MetLife, Inc.	199,290	8,788,689
Principal Financial Group, Inc. (L)	60,597	1,894,868
Prudential Financial, Inc.	91,796	5,854,749
The Allstate Corp.	100,066	3,140,071
The Progressive Corp.	124,661	2,698,911
The Travelers Companies, Inc.	81,419	5,054,492
Torchmark Corp.	14,721	976,002
Unum Group	58,490	1,538,872
XL Group PLC	58,745	1,389,907

		87,376,855
Real Estate Investment Trusts - 1.53%
Apartment Investment & Management
Company, Class A	22,321	596,640
AvalonBay Communities, Inc. (L)	16,261	2,163,851
Boston Properties, Inc.	26,939	2,918,841
Equity Residential	55,526	3,433,173
HCP, Inc.	75,742	2,873,651
Health Care REIT, Inc.	33,275	1,769,897
Host Hotels & Resorts, Inc.	128,509	2,259,188
Kimco Realty Corp.	76,764	1,497,666
Plum Creek Timber Company, Inc. (L)	30,576	1,238,940
ProLogis	107,754	1,784,406
Public Storage	26,395	3,123,584
Simon Property Group, Inc.	56,090	6,621,985
Ventas, Inc. (L)	30,773	1,735,597
Vornado Realty Trust	30,871	3,037,089
Weyerhaeuser Company	101,466	2,185,578

		37,240,086
Real Estate Management & Development - 0.06%
CB Richard Ellis Group, Inc., Class A (I)	55,003	1,453,729
Thrifts & Mortgage Finance - 0.08%
Hudson City Bancorp, Inc. (L)	99,496	908,398
People’s United Financial, Inc. (L)	68,376	912,820

		1,821,218

		352,479,016
Health Care - 11.13%
Biotechnology - 1.14%
Amgen, Inc. (I)	176,118	10,662,184
Biogen Idec, Inc. (I)	45,504	4,310,594
Celgene Corp. (I)	87,807	5,348,324
Cephalon, Inc. (I)(L)	14,304	1,139,886
Gilead Sciences, Inc. (I)	150,205	6,269,557

		27,730,545

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.86%
Baxter International, Inc.	109,444	$6,514,107
Becton, Dickinson & Company	41,765	3,656,526
Boston Scientific Corp. (I)	287,735	2,065,937
C.R. Bard, Inc.	16,064	1,795,634
CareFusion Corp. (I)	42,141	1,221,246
Covidien PLC	93,278	5,130,290
DENTSPLY International, Inc.	26,847	1,053,476
Edwards Lifesciences Corp. (I)	21,694	1,924,909
Intuitive Surgical, Inc. (I)	7,341	2,562,009
Medtronic, Inc.	201,983	8,220,708
St. Jude Medical, Inc.	61,485	3,115,445
Stryker Corp.	63,551	3,965,582
Varian Medical Systems, Inc. (I)(L)	22,675	1,531,470
Zimmer Holdings, Inc. (I)	36,288	2,458,875

		45,216,214
Health Care Providers & Services - 2.10%
Aetna, Inc.	72,626	3,172,304
AmerisourceBergen Corp.	51,772	2,134,042
Cardinal Health, Inc.	66,062	3,000,536
CIGNA Corp.	51,232	2,555,964
Coventry Health Care, Inc. (I)	28,289	995,207
DaVita, Inc. (I)	18,134	1,524,163
Express Scripts, Inc. (I)	99,776	5,942,659
Humana, Inc. (I)	31,835	2,563,673
Laboratory Corp. of America Holdings (I)	18,888	1,904,477
McKesson Corp.	48,026	4,111,506
Medco Health Solutions, Inc. (I)	76,394	4,572,945
Patterson Companies, Inc.	18,086	625,504
Quest Diagnostics, Inc.	29,426	1,719,067
Tenet Healthcare Corp. (I)	91,793	585,639
UnitedHealth Group, Inc.	206,574	10,111,797
WellPoint, Inc.	70,927	5,544,364

		51,063,847
Health Care Technology - 0.07%
Cerner Corp. (I)(L)	13,543	1,626,514
Life Sciences Tools & Services - 0.50%
Agilent Technologies, Inc. (I)	65,185	3,250,776
Life Technologies Corp. (I)	33,997	1,766,824
PerkinElmer, Inc.	21,424	593,231
Thermo Fisher Scientific, Inc. (I)	73,778	4,828,770
Waters Corp. (I)	17,250	1,700,160

		12,139,761
Pharmaceuticals - 5.46%
Abbott Laboratories	292,307	15,273,041
Allergan, Inc.	57,735	4,776,417
Bristol-Myers Squibb Company	321,558	9,248,008
Eli Lilly & Company	192,424	7,404,476
Forest Laboratories, Inc. (I)	54,036	1,946,377
Hospira, Inc. (I)	31,475	1,740,253
Johnson & Johnson	516,624	34,763,629
Merck & Company, Inc.	582,326	21,400,481
Mylan, Inc. (I)	82,546	1,943,546
Pfizer, Inc.	1,510,124	32,392,160
Watson Pharmaceuticals, Inc. (I)	23,765	1,529,278

		132,417,666

		270,194,547
Industrials - 10.63%
Aerospace & Defense - 2.66%
General Dynamics Corp.	70,396	5,224,791
Goodrich Corp.	23,725	2,070,955
Honeywell International, Inc.	148,105	8,819,653

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
ITT Corp.	34,697	$1,999,241
L-3 Communications Holdings, Inc.	21,379	1,745,595
Lockheed Martin Corp.	54,185	4,221,012
Northrop Grumman Corp.	55,024	3,592,517
Precision Castparts Corp.	27,093	4,256,310
Raytheon Company	67,942	3,422,918
Rockwell Collins, Inc.	29,290	1,790,498
Textron, Inc. (L)	52,137	1,192,895
The Boeing Company	139,069	10,851,554
United Technologies Corp.	173,854	15,259,166

		64,447,105
Air Freight & Logistics - 0.99%
C.H. Robinson Worldwide, Inc.	31,364	2,516,020
Expeditors International of Washington, Inc.	40,078	2,116,920
FedEx Corp.	59,500	5,571,580
United Parcel Service, Inc., Class B	186,446	13,701,917

		23,906,437
Airlines - 0.07%
Southwest Airlines Company	141,199	1,670,384
Building Products - 0.04%
Masco Corp. (L)	67,652	964,041
Commercial Services & Supplies - 0.47%
Avery Dennison Corp.	20,186	854,675
Cintas Corp.	23,875	784,294
Iron Mountain, Inc. (L)	37,815	1,286,088
Pitney Bowes, Inc. (L)	38,503	919,837
R.R. Donnelley & Sons Company	39,009	832,452
Republic Services, Inc.	58,020	1,828,790
Stericycle, Inc. (I)(L)	16,128	1,436,844
Waste Management, Inc. (L)	89,816	3,492,046

		11,435,026
Construction & Engineering - 0.17%
Fluor Corp.	33,348	2,298,678
Jacobs Engineering Group, Inc. (I)	23,869	1,099,406
Quanta Services, Inc. (I)(L)	40,698	803,786

		4,201,870
Electrical Equipment - 0.47%
Emerson Electric Company	142,436	7,769,884
Rockwell Automation, Inc.	26,886	2,234,495
Roper Industries, Inc.	18,007	1,503,044

		11,507,423
Industrial Conglomerates - 2.33%
3M Company	134,444	12,688,825
General Electric Company	2,005,604	39,390,063
Tyco International, Ltd.	89,484	4,416,035

		56,494,923
Machinery - 2.34%
Caterpillar, Inc.	120,661	12,765,934
Cummins, Inc.	37,370	3,932,819
Danaher Corp.	102,092	5,567,077
Deere & Company	79,526	6,845,598
Dover Corp.	35,236	2,368,916
Eaton Corp.	64,294	3,322,071
Flowserve Corp.	10,528	1,276,309
Illinois Tool Works, Inc.	94,141	5,396,162
Ingersoll-Rand PLC	62,253	3,106,425
Joy Global, Inc.	19,793	1,774,442
PACCAR, Inc.	69,001	3,450,050
Pall Corp.	21,811	1,223,597
Parker Hannifin Corp.	30,576	2,716,678

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Snap-On, Inc.	11,009	$664,063
Stanley Black & Decker, Inc.	31,579	2,333,057

		56,743,198
Professional Services - 0.10%
Dun & Bradstreet Corp.	9,388	753,011
Equifax, Inc.	23,181	876,010
Robert Half International, Inc. (L)	27,633	761,842

		2,390,863
Road & Rail - 0.85%
CSX Corp.	69,958	5,547,669
Norfolk Southern Corp.	67,261	4,930,904
Ryder Systems, Inc.	9,680	532,400
Union Pacific Corp.	92,738	9,734,708

		20,745,681
Trading Companies & Distributors - 0.14%
Fastenal Company (L)	55,690	1,847,794
WW Grainger, Inc.	11,019	1,664,640

		3,512,434

		258,019,385
Information Technology - 17.16%
Communications Equipment - 1.98%
Cisco Systems, Inc.	1,044,110	17,541,048
F5 Networks, Inc. (I)	15,251	1,732,209
Harris Corp.	24,165	1,194,718
JDS Uniphase Corp. (I)	42,352	855,087
Juniper Networks, Inc. (I)	101,035	3,698,891
Motorola Mobility Holdings, Inc. (I)	55,575	1,397,156
Motorola Solutions, Inc. (I)	63,601	3,044,580
QUALCOMM, Inc.	310,467	18,190,262
Tellabs, Inc.	68,512	313,100

		47,967,051
Computers & Peripherals - 4.12%
Apple, Inc. (I)	174,010	60,525,898
Dell, Inc. (I)	317,187	5,100,367
EMC Corp. (I)	390,713	11,123,599
Hewlett-Packard Company	410,723	15,352,826
Lexmark International, Inc., Class A (I)	14,848	442,173
NetApp, Inc. (I)	69,481	3,805,474
SanDisk Corp. (I)	44,706	2,124,429
Western Digital Corp. (I)	43,757	1,603,694

		100,078,460
Electronic Equipment, Instruments & Components - 0.43%
Amphenol Corp., Class A	33,230	1,796,414
Corning, Inc.	295,727	5,958,899
FLIR Systems, Inc. (L)	30,124	1,088,983
Jabil Circuit, Inc.	37,035	799,215
Molex, Inc. (L)	26,090	714,083

		10,357,594
Internet Software & Services - 1.59%
Akamai Technologies, Inc. (I)	35,350	1,199,602
eBay, Inc. (I)	215,805	6,726,642
Google, Inc., Class A (I)	47,368	25,058,619
Monster Worldwide, Inc. (I)(L)	24,591	379,193
VeriSign, Inc.	32,767	1,147,500
Yahoo!, Inc. (I)	247,326	4,093,245

		38,604,801
IT Services - 3.03%
Automatic Data Processing, Inc.	93,767	5,167,499

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Cognizant Technology
Solutions Corp., Class A (I)	57,457	$4,369,030
Computer Sciences Corp.	29,295	1,168,578
Fidelity National Information Services, Inc.	50,282	1,618,075
Fiserv, Inc. (I)	27,589	1,780,042
International Business Machines Corp.	230,346	38,912,350
MasterCard, Inc., Class A	18,254	5,239,811
Paychex, Inc.	60,804	1,963,969
SAIC, Inc. (I)	55,480	974,229
Teradata Corp. (I)	31,771	1,772,504
The Western Union Company	122,162	2,511,651
Total Systems Services, Inc. (L)	30,694	570,908
Visa, Inc., Class A	91,534	7,419,746

		73,468,392
Office Electronics - 0.11%
Xerox Corp.	264,327	2,698,779
Semiconductors & Semiconductor Equipment - 2.42%
Advanced Micro Devices, Inc. (I)	108,715	943,646
Altera Corp.	60,432	2,906,175
Analog Devices, Inc.	56,602	2,330,304
Applied Materials, Inc.	249,204	3,434,031
Broadcom Corp., Class A (I)	89,819	3,231,688
First Solar, Inc. (I)(L)	10,220	1,269,835
Intel Corp.	1,036,563	23,333,033
KLA-Tencor Corp.	31,584	1,361,270
Linear Technology Corp.	42,848	1,482,112
LSI Corp. (I)	116,350	871,462
MEMC Electronic Materials, Inc. (I)(L)	43,502	457,641
Microchip Technology, Inc. (L)	35,588	1,406,794
Micron Technology, Inc. (I)	161,990	1,652,298
National Semiconductor Corp.	45,551	1,117,366
Novellus Systems, Inc. (I)	17,033	617,787
NVIDIA Corp. (I)	109,735	2,199,089
Teradyne, Inc. (I)(L)	35,011	560,526
Texas Instruments, Inc.	221,381	7,814,749
Xilinx, Inc. (L)	49,311	1,759,416

		58,749,222
Software - 3.48%
Adobe Systems, Inc. (I)	95,589	3,310,247
Autodesk, Inc. (I)	43,231	1,858,068
BMC Software, Inc. (I)	33,740	1,883,704
CA, Inc.	72,254	1,690,744
Citrix Systems, Inc. (I)	35,437	3,104,990
Compuware Corp. (I)	41,324	421,092
Electronic Arts, Inc. (I)	63,151	1,541,516
Intuit, Inc. (I)	51,435	2,775,947
Microsoft Corp.	1,396,587	34,928,641
Oracle Corp.	734,801	25,144,890
Red Hat, Inc. (I)	36,449	1,589,176
Salesforce.com, Inc. (I)	22,337	3,401,032
Symantec Corp. (I)	144,169	2,818,504

		84,468,551

		416,392,850
Materials - 3.44%
Chemicals - 2.03%
Air Products & Chemicals, Inc.	40,596	3,860,274
Airgas, Inc.	14,155	977,827
CF Industries Holdings, Inc.	13,467	2,070,955
E.I. du Pont de Nemours & Company	174,078	9,278,357
Eastman Chemical Company	13,364	1,414,579
Ecolab, Inc.	43,947	2,411,811
FMC Corp.	13,504	1,139,062

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.	15,160	$971,150
Monsanto Company	101,373	7,201,538
PPG Industries, Inc.	30,331	2,690,360
Praxair, Inc.	57,289	6,063,468
Sigma-Aldrich Corp.	23,031	1,618,849
The Dow Chemical Company	220,593	7,970,025
The Sherwin-Williams Company	16,812	1,476,766

		49,145,021
Construction Materials - 0.04%
Vulcan Materials Company (L)	24,372	986,822
Containers & Packaging - 0.15%
Ball Corp.	31,955	1,262,542
Bemis Company, Inc.	20,212	669,421
Owens-Illinois, Inc. (I)	30,918	993,086
Sealed Air Corp.	30,089	772,686

		3,697,735
Metals & Mining - 1.07%
AK Steel Holding Corp. (L)	20,833	318,745
Alcoa, Inc.	200,726	3,374,204
Allegheny Technologies, Inc. (L)	18,643	1,249,081
Cliffs Natural Resources, Inc.	25,586	2,320,650
Freeport-McMoRan Copper & Gold, Inc.	178,775	9,231,941
Newmont Mining Corp.	93,167	5,270,457
Nucor Corp.	59,667	2,526,301
Titanium Metals Corp.	17,014	318,672
United States Steel Corp.	27,153	1,252,025

		25,862,076
Paper & Forest Products - 0.15%
International Paper Company	83,057	2,593,040
MeadWestvaco Corp.	31,803	1,081,938

		3,674,978

		83,366,632
Telecommunication Services - 2.93%
Diversified Telecommunication Services - 2.59%
AT&T, Inc.	1,116,544	35,238,129
CenturyLink, Inc.	112,502	4,858,961
Frontier Communications Corp. (L)	187,740	1,661,499
Verizon Communications, Inc.	534,166	19,726,750
Windstream Corp.	95,270	1,281,382

		62,766,721
Wireless Telecommunication Services - 0.34%
American Tower Corp., Class A (I)	75,100	4,166,548
MetroPCS Communications, Inc. (I)	49,836	892,064
Sprint Nextel Corp. (I)	564,845	3,304,343

		8,362,955

		71,129,676
Utilities - 3.18%
Electric Utilities - 1.70%
American Electric Power Company, Inc.	90,815	3,469,133
Duke Energy Corp.	251,050	4,707,188
Edison International	61,537	2,422,096
Entergy Corp.	33,818	2,304,697
Exelon Corp.	125,017	5,231,961
FirstEnergy Corp.	79,003	3,525,114
NextEra Energy, Inc.	79,502	4,607,141
Northeast Utilities	33,337	1,174,796
Pepco Holdings, Inc.	42,547	849,664
Pinnacle West Capital Corp.	20,551	930,138
PPL Corp. (L)	106,606	3,005,223

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Progress Energy, Inc.	55,444	$2,640,243
Southern Company	159,714	6,401,337

		41,268,731
Gas Utilities - 0.08%
Nicor, Inc.	8,614	473,425
ONEOK, Inc.	20,213	1,436,942

		1,910,367
Independent Power Producers & Energy Traders - 0.17%
Constellation Energy Group, Inc.	37,757	1,403,805
NRG Energy, Inc. (I)	46,754	1,157,629
The AES Corp. (I)	125,066	1,620,855

		4,182,289
Multi-Utilities - 1.23%
Ameren Corp.	45,438	1,349,963
CenterPoint Energy, Inc.	80,255	1,551,329
CMS Energy Corp.	47,636	949,862
Consolidated Edison, Inc. (L)	55,144	2,925,941
Dominion Resources, Inc.	109,711	5,235,404
DTE Energy Company	32,005	1,652,098
Integrys Energy Group, Inc.	14,722	770,549
NiSource, Inc. (L)	52,770	1,071,231
PG&E Corp.	74,841	3,246,603
Public Service Enterprise Group, Inc.	95,581	3,201,964
SCANA Corp. (L)	21,495	874,202
Sempra Energy	45,428	2,506,263
TECO Energy, Inc.	40,606	779,635
Wisconsin Energy Corp.	44,147	1,380,477
Xcel Energy, Inc.	91,163	2,255,373

		29,750,894

		77,112,281

TOTAL COMMON STOCKS (Cost $1,619,354,446)		$2,317,532,495

RIGHTS - 0.01%
Health Care - 0.01%
Sanofi (Expiration Date: OPEN) (I)	48,712	116,909

TOTAL RIGHTS (Cost $114,668)		$116,909

SECURITIES LENDING COLLATERAL - 2.40%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	5,822,069	58,267,846

TOTAL SECURITIES LENDING
COLLATERAL (Cost $58,262,279)		$58,267,846

SHORT-TERM INVESTMENTS - 3.80%
Short-Term Securities - 2.22%
Federal Home Loan Bank Discount Notes,
0.105%, 06/01/2011 *	$4,000,000	$4,000,000
Federal Home Loan Mortgage Corp. Discount
Notes, 0.060%, 06/14/2011 *	20,000,000	19,999,567
Federal National Mortgage Association
Discount Notes, 0.054%, 08/10/2011 *	30,000,000	29,997,083

		53,996,650

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 1.58%
Repurchase Agreement with State Street Corp.
dated 05/31/2010 at 0.010% to be
repurchased at $38,317,011 on 06/01/2011,
collateralized by $38,780,000 US Treasury
Notes, 1.000% due 04/30/2012 (valued at
$39,087,176, including interest)	$38,317,000	$38,317,000

TOTAL SHORT-TERM INVESTMENTS (Cost $92,313,650)		$92,313,650

Total Investments (Index 500 Fund)
(Cost $1,770,045,043) - 101.70%		$2,468,230,900
Other assets and liabilities, net - (1.70%)		(41,254,445)

TOTAL NET ASSETS - 100.00%		$2,426,976,455

International Equity Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.94%
Australia - 5.58%
AGL Energy, Ltd.	12,164	$186,838
Alumina, Ltd.	70,857	175,296
Amcor, Ltd.	37,999	293,661
AMP, Ltd.	85,333	475,846
Asciano Group	95,876	162,129
Associated British Foods PLC	11,402	202,185
Australia & New Zealand Banking Group, Ltd.	76,842	1,821,025
Australian Stock Exchange, Ltd.	5,626	194,700
Bendigo and Adelaide Bank, Ltd.	9,409	90,066
BHP Billiton, Ltd.	94,589	4,510,916
BlueScope Steel, Ltd.	45,278	70,757
Boral, Ltd.	16,759	82,698
Brambles, Ltd.	39,967	314,616
Caltex Australia, Ltd.	3,106	46,937
CFS Gandel Retail Trust	66,856	134,044
Coca-Cola Amatil, Ltd.	17,532	220,819
Cochlear, Ltd.	1,479	126,342
Commonwealth Bank of Australia	45,367	2,456,641
Computershare, Ltd.	14,577	146,601
Crown, Ltd.	11,735	109,971
CSL, Ltd.	15,440	560,235
Dart Energy, Ltd. (I)	12,301	9,621
Dexus Property Group	158,225	149,772
Duluxgroup, Ltd.	11,759	36,320
Fortescue Metals Group, Ltd.	35,690	249,041
Foster’s Group, Ltd.	56,746	264,186
Goodman Group	221,551	174,146
GPT Group	50,538	168,600
Harvey Norman Holding, Ltd.	11,715	31,441
Iluka Resources, Ltd.	13,203	221,599
Incitec Pivot, Ltd.	51,479	211,060
John Fairfax Holdings, Ltd. (L)	52,429	60,371
Leighton Holdings, Ltd.	3,887	96,500
Lend Lease Corp.	14,370	137,725
Lynas Corp., Ltd. (I)	55,822	142,028
MacArthur Coal, Ltd.	5,967	76,081
Macquarie Airports, Ltd.	9,706	32,064
Macquarie Group, Ltd.	9,916	360,844
Metcash, Ltd.	17,690	74,093
Mirvac Group	90,112	122,893
National Australia Bank, Ltd.	64,217	1,819,280
Newcrest Mining, Ltd.	22,828	970,925

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
NRMA Insurance Group, Ltd.	59,606	$226,313
OneSteel, Ltd.	33,269	67,130
Orica, Ltd.	10,381	289,798
Origin Energy, Ltd.	32,056	562,501
Oz Minerals, Ltd.	9,856	148,700
Paladin Resources, Ltd. (I)	14,622	49,598
Qantas Airways, Ltd. (I)	24,543	55,162
QBE Insurance Group, Ltd.	30,267	572,630
QR National, Ltd. (I)	48,974	180,792
Ramsay Health Care, Ltd.	4,322	85,165
Rio Tinto, Ltd.	12,967	1,132,283
Santos, Ltd.	24,436	386,177
Sonic Healthcare, Ltd.	11,979	157,877
SP Ausnet	55,822	55,490
Stockland	68,321	258,029
Suncorp-Metway, Ltd.	36,917	330,258
TABCORP Holdings, Ltd.	18,861	157,588
Tattersall’s, Ltd.	32,804	80,662
Telstra Corp., Ltd.	124,942	403,395
Toll Holdings, Ltd.	16,820	94,298
Transurban Group, Ltd.	35,060	204,685
Treasury Wine Estates, Ltd. (I)	18,915	67,456
Wesfarmers, Ltd.	4,541	162,877
Wesfarmers, Ltd.	29,936	1,065,279
Westfield Group	65,605	637,921
Westfield Retail Trust	81,585	232,024
Westpac Banking Corp.	87,656	2,076,590
Woodside Petroleum, Ltd.	18,588	927,178
Woolworths, Ltd.	34,853	1,022,492
WorleyParsons, Ltd.	5,693	182,818

		29,664,079
Austria - 0.23%
Erste Group Bank AG (L)	5,862	292,715
Immoeast AG	14,582	0
IMMOFINANZ AG (I)(L)	32,792	144,800
Oesterreichische Elektrizitaets
AG, Class A (L)	2,358	105,966
OMV AG (L)	4,771	198,336
Raiffeisen Bank International AG	1,754	96,184
Telekom Austria AG (L)	10,922	141,628
Voestalpine AG	3,577	179,326
Wiener Staedtische Allgemeine
Versicherung AG	1,245	70,871

		1,229,826
Belgium - 0.68%
Ageas	67,935	187,977
Anheuser-Busch InBev NV	23,807	1,438,267
Anheuser-Busch InBev NV, VVPR (I)	9,984	43
Bekaert SA (I)	1,293	137,301
Belgacom SA	4,924	172,201
Colruyt SA	2,276	130,800
Compagnie Nationale a Portefeuille, ADR (I)	1,019	71,665
Delhaize Group SA (L)	3,027	249,840
Dexia SA (I)(L)	18,603	65,029
Groupe Bruxelles Lambert SA	2,432	220,649
KBC Bancassurance Holding NV	5,127	217,150
Mobistar SA	1,016	72,830
Solvay SA	1,847	276,583
UCB SA	3,118	149,026
Umicore SA	3,664	202,199

		3,591,560
Bermuda - 0.07%
Seadrill, Ltd.	9,526	345,756

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil - 1.68%
All America Latina Logistica SA	13,600	$113,351
Amil Participacoes SA	4,525	56,672
Anhanguera Educacional Participacoes SA	4,014	85,992
B2W Cia Global Do Varejo (I)	1,000	14,071
B2W Companhia Global Do Varejo	2,100	29,349
Banco do Brasil SA	15,958	283,709
Banco Santander Brasil SA	17,579	198,881
BM&F Bovespa SA	55,706	399,678
BR Malls Participacoes SA	13,224	153,047
Brookfield Incorporacoes SA	9,381	49,231
CCR SA	6,800	212,868
Centrais Eletricas Brasileiras SA	7,700	109,320
CETIP SA - Balcao Organizado de Ativos
e Derivativos	6,319	97,523
Cia de Bebidas Das Americas (I)	150	4,630
Cia de Saneamento Basico do Estado de
Sao Paulo	4,279	130,967
Cia de Transmissao de Energia Electrica
Paulista, ADR (I)	12	383
Cia Hering	4,600	105,105
Cielo SA	6,644	165,495
Companhia Siderurgica Nacional SA	20,732	289,611
Cosan SA Industria e Comercio	4,738	72,523
CPFL Energia SA	3,700	106,257
Cyrela Brazil Realty SA	10,000	107,115
Diagnosticos da America SA	7,000	99,382
Duratex SA	8,662	70,493
Ecorodovias Infraestrutura e Logistica SA	4,538	40,124
EDP - Energias do Brasil SA	2,700	65,029
Empresa Brasileira de Aeronautica SA	15,900	126,071
Fibria Celulose SA	5,892	91,270
Gafisa SA	12,563	69,275
HRT Participacoes em Petroleo SA (I)	200	180,003
Hypermarcas SA	8,677	81,669
Itausa - Investimentos Itau Sa (I)	631	4,679
JBS SA (I)	18,485	66,313
Localiza Rent a Car SA (I)	4,320	72,011
Lojas Renner SA (I)	3,500	132,768
Marfrig Frigorificos e Comercio
de Alimentos SA	2,646	23,982
MMX Mineracao e Metalicos SA (I)	7,493	44,880
MRV Engenharia e Participacoes SA	10,285	94,848
Multiplan Empreendimentos Imobiliarios SA	2,485	56,748
Natura Cosmeticos SA	5,700	152,819
Odontoprev SA	3,591	64,867
OGX Petroleo e Gas Participacoes SA (I)	37,500	381,714
PDG Realty SA Empreendimentos
e Participacoes	33,588	210,757
Perdigao SA	18,300	339,613
Petroleo Brasileiro SA	87,656	1,490,610
Porto Seguro SA	5,027	78,030
Redecard SA	10,633	160,396
Rossi Residencial SA (I)	6,137	54,456
Souza Cruz SA	13,500	169,504
Sul America SA	4,503	57,081
Tam SA	96	1,953
Tele Norte Leste Participacoes SA	2,500	51,672
Totvs SA	3,535	70,577
Tractebel Energia SA	5,400	91,554
Ultrapar Participacoes SA	10,000	175,123
Usinas Siderurgicas de Minas Gerais SA	4,400	64,839
Vale Fertilizantes SA	38,506	1,226,383

		8,947,271

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada - 7.59%
Agnico-Eagle Mines, Ltd.	4,700	$303,825
Agrium, Inc.	4,800	421,266
Alimentation Couche Tard, Inc.	3,500	97,249
ARC Resources, Ltd.	8,400	232,271
Athabasca Oil Sands Corp. (I)	9,700	177,711
Bank of Montreal (L)	16,900	1,080,093
Bank of Nova Scotia (L)	31,600	1,936,085
Barrick Gold Corp.	29,208	1,398,523
Baytex Energy Corp.	3,200	183,971
BCE, Inc.	7,073	284,716
Bell Aliant, Inc.	2,700	81,096
Bombardier, Inc.	41,100	286,345
Bonavista Energy Corp.	4,200	128,751
Brookfield Asset Management, Inc.	15,825	518,761
Brookfield Properties Corp.	7,050	137,893
CAE, Inc.	7,300	93,506
Cameco Corp.	10,900	304,662
Canadian Imperial Bank of Commerce	11,700	969,837
Canadian National Railway Company	13,300	1,040,141
Canadian Natural Resources, Ltd.	32,100	1,397,179
Canadian Oil Sands, Ltd. (L)	13,700	427,184
Canadian Pacific Railway, Ltd.	4,800	304,196
Canadian Tire Corp., Ltd.	2,200	146,894
Canadian Utilities, Ltd.	2,400	141,471
Cenovus Energy, Inc.	22,500	831,398
Centerra Gold, Inc.	5,000	91,861
CGI Group, Inc. (I)	6,100	140,655
Chorus Aviation, Inc.	415	2,069
CI Financial Corp.	4,500	108,732
Crescent Point Energy Corp.	6,800	329,314
Eldorado Gold Corp.	14,800	234,790
Empire Company, Ltd.	600	34,594
Enbridge, Inc.	21,800	730,604
Encana Corp.	20,800	708,898
Enerplus Corp.	4,800	155,467
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	600	231,305
Finning International, Inc.	4,600	136,455
First Quantum Minerals, Ltd.	2,400	326,391
Fortis, Inc. (L)	4,900	166,949
Franco-Nevada Corp.	4,000	154,080
George Weston, Ltd.	1,500	113,021
Gildan Activewear, Inc.	3,300	122,960
Goldcorp, Inc.	23,453	1,173,074
Great-West Lifeco, Inc. (L)	8,100	219,796
Husky Energy, Inc.	7,200	220,344
IAMGOLD Corp.	10,000	210,765
IGM Financial, Inc.	3,300	170,339
Imperial Oil, Ltd. (L)	8,300	412,237
Industrial Alliance Insurance and
Financial Services, Inc.	2,400	103,793
Inmet Mining Corp.	1,400	100,428
Intact Financial Corp.	3,200	164,385
Ivanhoe Mines, Ltd. (I)	8,715	219,303
Kinross Gold Corp.	32,070	503,799
Loblaw Companies, Ltd.	3,200	137,400
Magna International, Inc. (L)	6,200	300,129
Manulife Financial Corp. (C)(L)	53,000	944,739
MEG Energy Corp. (I)	3,900	206,301
Metro, Inc. (L)	3,000	149,806
National Bank of Canada	4,700	392,698
Nexen, Inc.	14,700	339,108
Niko Resources, Ltd.	1,300	107,733
Onex Corp.	2,300	86,435
Open Text Corp. (I)	1,600	104,289

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Osisko Mining Corp. (I)	9,800	$144,342
Pacific Rubiales Energy Corp.	7,200	200,948
Pan American Silver Corp.	2,500	84,920
Pengrowth Energy Trust	9,400	123,994
Penn West Petroleum, Ltd.	13,915	359,921
PetroBakken Energy, Ltd., Class A	1,400	23,929
Petrobank Energy & Resources, Ltd. (I)	2,300	40,761
Potash Corp. of Saskatchewan, Inc.	25,300	1,426,316
Power Corp. of Canada (L)	9,900	284,477
Power Financial Corp.	7,000	223,038
Progress Energy Resources Corp.	4,300	61,470
Research In Motion, Ltd. (I)	14,100	601,780
RioCan Real Estate Investment Trust	3,500	91,903
Ritchie Brothers Auctioneers, Inc. (L)	2,700	75,244
Rogers Communications, Inc., Class B (L)	12,200	465,158
Royal Bank of Canada (L)	41,700	2,436,965
Saputo, Inc.	3,900	191,206
Shaw Communications, Inc., Class B (L)	11,600	248,678
Shoppers Drug Mart Corp. (L)	6,200	258,981
Silver Wheaton Corp.	10,800	398,402
SNC-Lavalin Group, Inc.	4,300	253,113
Sun Life Financial, Inc. (L)	16,500	518,579
Suncor Energy, Inc.	45,924	1,917,351
Talisman Energy, Inc.	28,900	610,305
Teck Resources, Ltd.	16,752	878,708
TELUS Corp.	4,400	230,025
TELUS Corp.	1,400	76,629
The Toronto-Dominion Bank	25,800	2,223,830
Thomson Corp. (L)	11,393	443,796
Tim Hortons, Inc.	4,700	218,446
TMX Group, Inc. (L)	2,000	91,490
Tourmaline Oil Corptourmaline Oil Corp. (I)	3,700	114,485
Trans-Canada Corp. (L)	20,100	900,180
TransAlta Corp.	6,200	137,394
Valeant Pharmaceuticals International, Inc.	8,400	440,353
Vermilion Energy, Inc.	2,500	131,315
Viterra, Inc.	10,500	128,317
Yamana Gold, Inc.	22,393	287,294
Yellow Media, Inc. (L)	15,500	60,474

		40,384,587
Cayman Islands - 0.02%
ENN Energy Holdings, Ltd.	24,000	82,780
Chile - 0.34%
Banco Santander Chile SA, ADR (L)	2,529	227,838
Cia Cervecerias Unidas SA, ADR	1,107	64,427
CorpBanca SA, ADR (L)	2,166	54,800
Empresa Nacional de
Electricidad SA, ADR (L)	7,621	420,984
Enersis SA, ADR	18,311	397,349
Lan Airlines SA, ADR (L)	4,620	132,686
Sociedad Quimica y Minera de
Chile SA, ADR	7,677	480,350
Vina Concha Y Toro SA, ADR (L)	911	47,919

		1,826,353
China - 3.14%
Agile Property Holdings, Ltd.	47,211	81,560
Agricultural Bank of China	509,000	313,120
Air China, Ltd.	83,466	84,574
Alibaba.com, Ltd.	43,000	72,867
Aluminum Corp. of China, Ltd.	130,780	115,155
Angang Steel Company, Ltd., Class H	37,012	41,108
Anhui Conch Cement Company, Ltd.	39,210	174,677
Anta Sports Products, Ltd.	35,000	65,464

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Bank of China, Ltd., Class H	1,857,321	$1,027,731
Bank of Communications
Company, Ltd., Class H	199,160	207,585
BBMG Corp.	32,000	48,031
Beijing Datang Power Generation
Company, Ltd., Class H	137,136	51,524
Byd Company, Ltd., Class H (I)	16,994	55,472
China BlueChemical, Ltd.	68,000	54,357
China Citic Bank Corp., Ltd. (I)	191,000	137,431
China Coal Energy Company, Series H	115,295	156,447
China Communications
Construction Company, Ltd.	136,965	124,594
China Communications
Services Corp., Ltd., Class H	82,000	52,652
China Construction Bank Corp.	1,418,196	1,342,666
China COSCO Holdings Company, Ltd.	87,379	80,424
China Life Insurance Company, Ltd.	222,376	777,803
China Longyuan Power Group Corp.	70,000	75,658
China Merchants Bank Company, Ltd.	118,855	302,909
China Minsheng Banking Corp. Ltd.	122,500	116,424
China National Building
Material Company, Ltd.	92,000	187,645
China National Materials Company, Ltd.	43,000	40,394
China Oilfield Services, Ltd.	48,000	95,608
China Pacific Insurance Group Company, Ltd.	42,000	176,538
China Petroleum & Chemical Corp.	476,030	475,491
China Railway Construction Corp.	62,300	56,676
China Railway Group, Ltd.	150,000	75,673
China Rongsheng Heavy Industry
Group Company, Ltd.	59,500	37,674
China Shanshui Cement Group, Ltd.	61,000	65,879
China Shenhua Energy Company, Ltd.	103,000	513,866
China Shipping Container
Lines Company, Ltd. (I)	134,076	50,928
China Shipping Development Company, Ltd.	53,568	54,679
China Southern Airlines Company, Ltd. (I)	68,000	35,160
China Telecom Corp., Ltd.	428,396	256,998
China Yurun Food Group, Ltd.	44,400	144,777
China Zhongwang Holdings, Ltd.	66,400	28,194
CNOOC, Ltd.	527,716	1,333,562
Country Garden Holdings Company	166,301	73,209
CSR Corp., Ltd.	63,000	63,412
Dongfang Electric Corp. Ltd.	12,000	44,141
Dongfeng Motor Group Company, Ltd.	90,780	160,586
Evergrande Real Estate Group, Ltd.	163,000	114,349
Evertop Wire Cable Corp.	44,925	151,900
Fosun International, Ltd.	65,500	51,823
Foxconn International Holdings, Ltd. (I)	56,000	31,628
Golden Eagle Retail Group, Ltd.	24,000	62,509
Great Wall Motor Company, Ltd.	33,750	47,471
Greentown China Holdings, Ltd.	24,500	25,360
Guangdong Investment, Ltd.	96,780	49,320
Guangzhou Automobile Group Company, Ltd.	73,219	81,648
Guangzhou R&F Properties
Company, Ltd., Class H	41,600	57,945
Hengan International Group Company, Ltd.	23,500	203,210
Hidili Industry International Development, Ltd.	36,000	31,595
Huaneng Power International, Inc., Class H	124,564	72,755
Industrial & Commercial Bank of China, Ltd.	1,788,270	1,507,465
Jiangsu Expressway, Ltd.	46,855	49,129
Lenovo Group, Ltd.	194,564	113,712
Li Ning Company, Ltd.	26,949	46,667
Longfor Properties Company, Ltd.	44,000	69,481
Maanshan Iron & Steel Company, Ltd.	77,925	37,604
Metallurgical Corp of China, Ltd.	113,000	45,796

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Parkson Retail Group, Ltd.	42,500	$64,680
PetroChina Company, Ltd., Class H	629,739	909,369
PICC Property & Casualty
Company, Ltd., Class H (I)	74,780	107,805
Ping An Insurance Group Company	51,855	556,335
Semiconductor
Manufacturing International Corp. (I)	719,000	61,065
Shandong Weigao Group Medical
Polymer Company, Ltd.	48,000	64,242
Shanghai Electric Group Company, Ltd.	113,136	59,321
Shimao Property Holdings, Ltd., GDR	59,500	79,411
Shui On Land, Ltd.	122,959	54,429
Sino-Ocean Land Holdings, Ltd.	100,365	53,208
Sinopec Shanghai Petrochemical
Company, Ltd., Class H (I)	92,066	43,371
Sinopharm Group Company, Ltd.	28,000	100,180
Sinotruk Hong Kong, Ltd.	41,500	31,373
Soho China, Ltd.	73,500	63,275
Tencent Holdings, Ltd.	30,000	865,555
Tingyi (Cayman Islands) Holding Corp.	52,000	159,849
Tsingtao Brewery Company, Ltd., Series H	12,000	70,405
Want Want China Holdings, Ltd.	182,000	175,626
Weichai Power Company, Ltd.	13,600	77,172
Wumart Stores, Inc.	22,000	50,692
Yangzijiang Shipbuilding Holdings, Ltd.	65,000	84,353
Yanzhou Coal Mining Company, Ltd., Class H	59,210	247,820
Zhaojin Mining Industry Company., Ltd.	30,000	68,803
Zhejiang Expressway Company, Ltd., Class H	54,282	42,535
Zhuzhou CSR Times Electric Company, Ltd.	15,000	51,548
Zijin Mining Group Company, Ltd.	127,686	96,395
ZTE Corp., Class H	22,896	81,383

		16,702,890
Colombia - 0.16%
BanColombia SA ADR (L)	11,892	792,602
Petrominerales, Ltd.	1,412	47,555

		840,157
Cyprus - 0.02%
Bank of Cyprus PCL	27,657	91,633
Czech Republic - 0.09%
CEZ AS	4,862	268,019
Komercni Banka AS	489	116,602
Telefonica O2 Czech Republic AS (L)	3,732	90,079

		474,700
Denmark - 0.73%
A P Moller Maersk A/S	17	157,604
A P Moller Maersk A/S, Series A	40	386,323
Carlsberg A/S	3,226	373,277
Coloplast A/S	787	116,113
Danske Bank A/S (I)	18,666	394,280
DSV A/S, ADR	6,700	168,214
Novo Nordisk A/S	12,366	1,552,439
Novozymes A/S, B Shares	1,435	241,291
Pandora A/S	1,885	64,366
TDC A/S (I)	12,500	113,844
TrygVesta A/S	1,025	62,201
Vestas Wind Systems A/S (I)	6,363	192,728
William Demant Holdings A/S (I)	900	85,320

		3,908,000
Egypt - 0.07%
Commercial International Bank	14,646	77,629
Egypt Kuwait Holding Company	22,410	30,931
Egyptian Company for Mobile Services	751	18,591

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Egypt (continued)
Egyptian Financial Group-Hermes Holding	7,160	$27,303
National Societe Generale Bank SAE	4,147	25,822
Orascom Construction Industries	2,165	97,096
Orascom Telecom Holding SAE (I)	74,402	53,982
Talaat Moustafa Group (I)	21,101	16,620
Telecom Egypt	6,820	17,734

		365,708
Finland - 0.69%
Elisa OYJ, Class A (L)	4,629	102,297
Fortum OYJ	13,287	445,421
Kesko OYJ	2,298	114,486
Kone OYJ	4,763	300,976
Metso OYJ	4,027	232,507
Neste Oil OYJ	4,357	75,693
Nokia OYJ (L)	111,013	775,370
Nokian Renkaat OYJ	3,505	171,086
Orion OYJ, Series B	3,083	80,188
Outokumpu OYJ	4,862	71,698
Pohjola Bank OYJ	5,280	73,134
Rautaruukki OYJ	3,000	70,942
Sampo OYJ	12,617	413,624
Sanoma OYJ (L)	3,278	62,295
Stora Enso OYJ, Series R (L)	18,167	203,441
UPM-Kymmene OYJ	15,762	297,314
Wartsila OYJ	4,999	181,776

		3,672,248
France - 6.38%
Accor SA (L)	4,321	198,519
Aeroports de Paris	1,175	113,474
Air France KLM (I)	4,953	83,382
Air Liquide SA (L)	8,257	1,148,795
Alcatel-Lucent (I)	69,510	393,461
Alstom SA (L)	6,044	375,196
Arkema SA	1,764	193,648
Atos Origin SA	1,693	99,221
AXA SA (L)	50,131	1,073,627
BNP Paribas SA	28,345	2,217,628
Bouygues SA (L)	7,306	338,891
Bureau Veritas SA	1,578	132,607
Cap Gemini SA (L)	4,257	243,875
Carrefour SA (I)	17,600	780,921
Casino Guichard Perrachon SA	1,763	184,637
Christian Dior SA	1,778	275,819
Cie de Saint-Gobain	11,920	788,895
Cie Generale d’Optique
Essilor International SA (L)	6,124	497,654
Cie Generale de Geophysique-Veritas (I)	4,482	168,790
Cie Generale des Etablissements Michelin (L)	5,319	499,379
CNP Assurances SA	3,718	75,823
Credit Agricole SA (L)	28,718	440,782
Danone SA (L)	16,996	1,247,161
Dassault Systemes SA	1,563	133,145
Edenred	4,768	141,730
EDF SA	7,201	292,913
Eiffage SA	1,414	93,822
Eramet	92	30,886
Eurazeo	1,110	88,251
Eutelsat Communications SA	3,287	146,146
Fonciere Des Regions	869	91,833
France Telecom SA (L)	54,038	1,238,495
GDF Suez (L)	35,982	1,325,815
Gecina SA	636	92,959
Groupe Eurotunnel SA	16,246	177,085

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
ICADE	802	$102,283
Iliad SA	680	87,284
Imerys SA	1,219	89,178
JCDecaux SA (I)	1,422	45,775
Klepierre SA	2,919	124,704
L’Oreal SA	7,156	902,219
Lafarge SA	5,651	390,676
Lagardere SCA	3,626	148,697
Legrand SA, ADR (L)	6,146	260,563
LVMH Moet Hennessy Louis Vuitton (L)	7,137	1,248,828
M6-Metropole Television SA	1,462	34,371
Natixis (L)	22,776	128,198
Neopost SA	798	71,635
Pernod-Ricard SA	5,943	602,425
Peugeot SA (L)	4,623	196,761
PPR	2,142	374,327
Publicis Groupe SA	3,781	208,639
Renault SA (L)	5,918	336,836
Safran SA	4,861	198,685
Sanofi	32,901	2,610,336
Schneider Electric SA	7,176	1,184,719
SCOR SE	5,103	141,755
Societe BIC SA	1,009	95,462
Societe Generale (L)	18,739	1,116,748
Societe Television Francaise	2,677	48,100
Sodexo	2,845	219,320
Suez Environnement SA (L)	8,024	169,206
Technip SA (L)	2,761	297,539
Thales SA	2,998	125,918
Total SA (L)	61,773	3,575,587
Unibail-Rodamco SE	2,713	612,995
Vallourec SA	3,372	424,656
Veolia Environnement SA (L)	9,683	293,381
Vinci SA	13,122	848,046
Vivendi SA (L)	36,741	1,030,244
Wendel SA	1,089	132,495

		33,903,856
Germany - 5.31%
Adidas AG	6,344	477,908
Allianz SE	13,324	1,842,374
Axel Springer AG	475	71,159
BASF SE	26,896	2,485,018
Bayer AG	24,262	1,988,655
Bayerische Motoren Werke AG	9,868	875,007
Beiersdorf AG	3,207	212,821
Brenntag AG (I)	1,084	129,098
Celesio AG	2,695	64,853
Commerzbank AG (I)(L)	27,767	127,134
Continental AG (I)	2,499	257,396
Daimler AG	26,488	1,870,659
Deutsche Bank AG (L)	27,322	1,628,331
Deutsche Boerse AG	5,917	467,821
Deutsche Lufthansa AG	7,457	162,205
Deutsche Post AG	25,532	481,206
Deutsche Telekom AG	83,555	1,244,951
E.ON AG	52,953	1,502,501
Fraport AG, ADR	1,212	99,406
Fresenius Medical Care AG	5,901	428,346
Fresenius SE & Company KGaA	3,353	353,045
GEA Group AG	5,339	179,872
Hannover Rueckversicherung AG	1,887	100,449
HeidelbergCement AG	4,340	302,534
Henkel AG & Company, KGaA	3,941	228,970
Hochtief AG	1,429	120,306

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Infineon Technologies AG	32,861	$381,372
K&S AG	5,249	418,362
Kabel Deutschland Holding AG (I)	2,339	159,774
Lanxess AG	2,548	220,370
Linde AG	5,041	852,703
MAN SE (I)	3,210	446,871
Merck KGaA	2,044	224,669
Metro AG	4,025	268,857
Muenchener Rueckversicherungs AG	5,615	863,550
RWE AG	12,515	732,032
Salzgitter AG	1,324	97,859
SAP AG	27,248	1,695,514
Siemens AG	24,162	3,233,386
Suedzucker AG	2,382	75,106
ThyssenKrupp AG	10,138	482,860
TUI AG (I)(L)	4,864	53,783
United Internet AG (L)	4,193	81,776
Volkswagen AG	934	156,426
Wacker Chemie AG	534	119,160

		28,266,455
Greece - 0.15%
Alpha Bank AE (I)	18,097	82,471
Coca Cola Hellenic Bottling Company SA	6,011	154,452
EFG Eurobank Ergasias SA (I)	13,144	60,281
Hellenic Telecommunications Organization SA	8,670	88,841
National Bank of Greece SA (I)	30,320	214,271
OPAP SA	6,890	126,768
Public Power Corp. SA	4,535	60,202

		787,286
Hong Kong - 2.79%
AIA Group, Ltd. (I)	234,109	826,984
ASM Pacific Technology, Ltd.	5,000	67,574
Bank of East Asia, Ltd.	40,545	177,310
Beijing Capital International Airport
Company, Ltd., Class H (I)	81,211	38,152
Beijing Enterprises Holdings, Ltd.	16,714	85,087
Belle International Holdings, Ltd.	131,888	279,697
BOC Hong Kong Holdings, Ltd.	113,500	349,626
Bosideng International Holdings, Ltd.	88,000	25,603
Brilliance China Automotive Holdings, Ltd. (I)	72,000	65,984
Cathay Pacific Airways, Ltd.	36,000	86,534
Chaoda Modern Agriculture Holdings, Ltd.	107,214	52,733
Cheung Kong Holdings, Ltd.	42,000	656,429
Cheung Kong Infrastructure Holdings, Ltd.	12,000	56,722
China Agri-Industries Holdings, Ltd.	55,784	59,285
China Dongxiang Group Company	118,500	37,962
China Everbright, Ltd.	31,784	65,930
China Gas Holdings, Ltd.	96,000	39,904
China High Speed Transmission Equipment
Group Company, Ltd.	43,000	53,510
China Mengniu Dairy Company, Ltd.	36,498	116,476
China Merchants Holdings
International Company, Ltd.	34,565	151,940
China Mobile, Ltd.	176,970	1,619,284
China Overseas Land & Investment, Ltd.	126,397	264,376
China Resource Power Holdings, Ltd.	56,532	113,662
China Resources Cement Holdings, Ltd.	68,000	67,042
China Resources Enterprises, Ltd.	38,855	155,790
China Resources Land, Ltd.	61,211	109,659
China Taiping Insurance
Holdings Company, Ltd. (I)	26,000	62,852
China Unicom, Ltd.	178,416	396,376
Citic Pacific, Ltd.	36,033	102,509

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
CLP Holdings, Ltd.	57,500	$488,944
COSCO Pacific, Ltd.	51,508	101,844
Esprit Holdings, Ltd.	30,993	116,700
Franshion Properties China, Ltd.	168,000	50,813
Fushan International Energy Group, Ltd.	108,000	69,494
Galaxy Entertainment Group, Ltd. (I)	44,000	100,266
GCL Poly Energy Holdings, Ltd.	223,000	120,333
Geely Automobile Holdings Company, Ltd.	125,000	48,268
GOME Electrical Appliances Holdings, Ltd.	309,695	122,385
Hang Lung Group, Ltd.	26,000	169,427
Hang Lung Properties, Ltd.	71,000	295,660
Hang Seng Bank, Ltd.	23,100	370,042
Henderson Land Development Company, Ltd.	30,127	203,901
Hengdeli Holdings, Ltd.	76,000	44,795
Hong Kong & China Gas Company, Ltd.	131,182	301,854
Hong Kong Exchanges & Clearing, Ltd.	30,557	683,045
Hopewell Holdings, Ltd.	15,000	46,960
Huabao International Holdings, Ltd.	58,000	82,136
Hutchison Whampoa, Ltd.	64,000	741,349
Hysan Development Company, Ltd.	22,269	109,909
Kerry Properties, Ltd.	17,268	88,218
Kingboard Chemical Holdings, Ltd.	20,500	103,537
Kunlun Energy Company, Ltd.	80,000	139,788
Lee & Man Paper Manufacturing, Ltd.	58,000	35,506
Li & Fung, Ltd. (I)	163,200	365,720
Lifestyle International Holdings, Ltd.	15,500	45,375
Lonking Holdings, Ltd.	72,000	40,605
MTR Corp., Ltd.	42,028	154,624
New World Development Company, Ltd.	66,270	113,089
Nine Dragons Paper Holdings, Ltd.	64,000	60,884
Noble Group, Ltd.	119,001	203,671
NWS Holdings, Ltd.	24,616	35,697
Orient Overseas International, Ltd.	7,000	54,788
PCCW, Ltd.	148,000	57,217
Poly Hong Kong Investment, Ltd.	74,000	52,283
Power Assets Holdings, Ltd.	43,000	306,438
Renhe Commercial Holdings Compnay, Ltd.	294,000	52,923
Shanghai Industrial Holdings, Ltd.	18,070	66,289
Shangri-La Asia, Ltd.	46,500	122,089
Sino Land Company, Ltd.	81,254	143,102
Sino-Forest Corp. (I)(L)	6,600	131,271
Sinofert Holdings, Ltd.	76,000	35,134
SJM Holdings, Ltd.	50,384	123,250
Skyworth Digital Holdings, Ltd.	57,763	37,326
Sun Hung Kai Properties, Ltd.	42,281	658,337
Swire Pacific, Ltd.	23,500	363,111
The Link REIT	59,039	201,241
Wharf Holdings, Ltd.	42,625	314,624
Wheelock and Company, Ltd.	31,000	130,520
Wing Hang Bank, Ltd.	4,585	49,941
Yue Yuen Industrial Holdings, Ltd.	23,500	80,902
Yuexiu Property Company, Ltd. (I)	164,000	34,605

		14,855,222
Hungary - 0.11%
Magyar Telekom Telecommunications PLC	18,477	54,487
MOL Hungarian Oil and Gas PLC (I)	1,363	175,552
OTP Bank PLC	7,382	244,433
Richter Gedeon Nyrt	498	98,262

		572,734
India - 1.47%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	11,916	432,074
HDFC Bank, Ltd., ADR	3,000	488,490
ICICI Bank, Ltd., ADR	26,706	1,273,609

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Infosys, Ltd., ADR (L)	32,784	$2,024,412
Larsen & Toubro, Ltd.	11,995	431,460
Larsen & Toubro, Ltd., GDR (S)	2,732	99,609
Ranbaxy Laboratories, Ltd., ADR	12,742	153,541
Reliance Communication, Ltd., GDR (S)	34,017	67,588
Reliance Industries, Ltd., GDR (S)	34,268	1,452,278
Reliance Infrastructure, Ltd., GDR (I)(L)(S)	447	16,941
Satyam Computer Services, Ltd., ADR (I)	19,591	71,115
State Bank of India, GDR	2,697	282,915
Sterlite Industries India, Ltd., ADR (I)	10,000	155,500
Tata Motors, Ltd., ADR (L)	13,084	317,025
Ultratech Cement, Ltd., GDR (I)(L)	1,224	27,868
Wipro, Ltd., ADR (L)	36,394	503,329

		7,797,754
Indonesia - 0.59%
Adaro Energy Tbk PT	310,500	88,964
Aneka Tambang Tbk PT	157,500	39,684
Astra Agro Lestari Tbk PT	17,000	47,014
Astra International Tbk PT	58,000	399,312
Bank Central Asia Tbk PT	361,000	300,368
Bank Danamon Indonesia Tbk PT	103,426	75,142
Bank Mandiri Tbk PT	195,588	165,412
Bank Negara Indonesia Persero Tbk PT	246,698	112,024
Bank Pan Indonesia Tbk PT (I)	25,750	3,078
Bank Rakyat Indonesia Tbk PT	333,500	248,814
Bumi Resources Tbk PT	563,000	217,735
Charoen Pokphand Indonesia Tbk PT	293,000	66,186
Gudang Garam Tbk PT	19,500	99,515
Indo Tambangraya Megah PT	14,000	77,114
Indocement Tunggal Prakarsa Tbk PT	50,500	99,770
Indofood Sukses Makmur Tbk PT	150,500	95,219
Indosat Tbk PT	65,000	39,989
International Nickel Indonesia Tbk PT	91,500	51,088
Kalbe Farma Tbk PT	176,500	74,121
Perusahaan Gas Negara Tbk PT	334,500	158,753
PT Telekomunikiasi Indonesia Tbk PT, ADR	1,909	68,686
Semen Gresik Persero Tbk PT	98,000	111,394
Tambang Batubara Bukit Asam Tbk PT	29,500	73,455
Telekomunikasi Indonesia Tbk PT	225,000	202,787
Unilever Indonesia Tbk PT	50,500	86,852
United Tractors Tbk PT	47,333	127,553

		3,130,029
Ireland - 0.45%
Allied Irish Banks PLC - London Exchange (I)	1,000	269
Anglo Irish Bank Corp. PLC (I)	29,183	0
Bank of Ireland (I)	125,223	23,851
C&C Group PLC	193	1,004
CRH PLC	21,686	473,058
Elan Corp. PLC (I)	16,727	162,066
Experian PLC	30,797	406,589
Greencore Group PLC	33	53
James Hardie Industries, Ltd. (I)	10,488	65,658
Kerry Group PLC	4,475	191,911
Ryanair Holdings PLC, ADR (L)	1,496	43,982
Shire PLC	16,937	535,807
WPP PLC	38,117	477,193

		2,381,441
Israel - 0.48%
Bank Hapoalim, Ltd. (I)	28,604	147,283
Bank Leumi Le-Israel, Ltd.	37,175	180,586
Bezek Israeli Telecommunications Corp., Ltd.	50,097	127,361
Cellcom Israel, Ltd.	1,770	53,524
Delek Group, Ltd.	167	40,498

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Elbit Systems, Ltd.	841	$43,274
Israel Chemicals, Ltd.	13,704	222,743
Israel Corp., Ltd.	74	80,772
Israel Discount Bank, Ltd. (I)	27,078	54,093
Makhteshim-Agan Industries, Ltd. (I)	9,614	50,780
Mizrahi Tefahot Bank, Ltd.	4,548	48,568
Nice Systems, Ltd. (I)	2,100	75,342
Partner Communications Company, Ltd.	3,012	51,208
Teva Pharmaceutical Industries, Ltd.	27,247	1,388,132

		2,564,164
Italy - 1.81%
A2A SpA	38,352	64,968
Assicurazioni Generali SpA	36,067	790,710
Autogrill SpA (L)	4,018	51,453
Autostrade SpA (L)	9,379	221,960
Banca Carige SpA (L)	21,380	53,873
Banca Intesa SpA	39,651	86,784
Banca Monte dei Paschi di Siena SpA (L)	78,066	98,743
Banche Popolari Unite SpA (L)	19,544	154,090
Banco Popolare Societa Cooperativa	56,640	147,959
BGP Holdings PLC	181,302	0
Enel Green Power SpA	54,836	153,451
Enel SpA	200,337	1,377,182
ENI SpA (L)	71,175	1,704,526
Exor SpA	2,143	72,301
Fiat Industrial SpA (I)	23,478	310,530
Fiat SpA	25,781	276,400
Finmeccanica SpA	12,800	159,635
Intesa Sanpaolo SpA	239,526	624,010
Luxottica Group SpA (L)	3,820	122,252
Mediaset SpA (L)	22,737	119,096
Mediobanca SpA	15,221	169,385
Parmalat SpA (I)	39,639	147,129
Pirelli & Company SpA (L)	7,916	78,932
Prelios SpA (I)	4,987	3,747
Prysmian SpA	6,736	142,443
Saipem SpA (L)	8,036	424,531
Snam Rete Gas SpA	43,946	259,378
Telecom Italia SpA	285,248	405,069
Telecom Italia SpA - RSP	203,670	249,278
Terna Rete Elettrica Nazionale SpA	41,517	202,987
UniCredit SpA	414,253	945,032

		9,617,834
Japan - 12.49%
ABC-MART, Inc.	700	28,031
Advantest Corp.	4,200	78,556
AEON Company, Ltd.	18,800	217,118
AEON Credit Service Company, Ltd.	1,600	20,388
Aeon Mall Company, Ltd.	1,700	40,603
Air Water, Inc.	3,000	35,921
Aisin Seiki Company, Ltd.	5,800	214,925
Ajinomoto Company, Inc.	19,000	219,381
Alfresa Holdings Corp.	800	28,925
All Nippon Airways Company, Ltd.	20,000	60,869
Amada Company, Ltd.	9,000	66,242
Aozora Bank, Ltd.	13,000	28,034
Asahi Breweries, Ltd.	12,200	238,383
Asahi Glass Company, Ltd.	31,000	365,958
Asahi Kasei Corp.	36,000	236,509
Asics Corp.	4,000	62,421
Astellas Pharma, Inc.	13,200	504,449
Bank of Kyoto, Ltd.	11,000	98,126
Benesse Holdings, Inc.	1,800	77,446

The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Bridgestone Corp.	18,800	$427,311
Brother Industries, Ltd.	6,000	84,784
Canon, Inc.	33,400	1,610,752
Casio Computer Company, Ltd.	6,300	46,080
Central Japan Railway Company, Ltd.	42	329,973
Chiba Bank, Ltd.	23,000	138,653
Chiyoda Corp.	4,000	43,591
Chubu Electric Power Company, Inc.	19,500	307,729
Chugai Pharmaceutical Company, Ltd.	6,800	111,885
Chugoku Bank, Ltd.	4,000	46,954
Chugoku Electric Power Company, Inc.	7,600	107,829
Chuo Mitsui Trust Holdings, Inc.	96,000	331,352
Citizen Watch Company, Ltd.	7,400	41,747
Coca-Cola West Japan Company, Ltd.	900	17,067
Cosmo Oil Company, Ltd.	21,000	63,156
Credit Saison Company, Ltd.	4,000	60,787
Dai Nippon Printing Company, Ltd.	15,000	171,978
Daicel Chemical Industries, Ltd.	7,000	45,060
Daido Steel Company, Ltd.	7,000	42,886
Daihatsu Motor Company, Ltd.	6,000	99,567
Daiichi Sankyo Company, Ltd.	20,600	400,100
Daikin Industries, Ltd.	6,900	230,573
Dainippon Sumitomo Pharma Company, Ltd.	3,700	34,917
Daito Trust Construction Company, Ltd.	2,000	165,584
Daiwa House Industry Company, Ltd.	14,000	170,840
Daiwa Securities Group, Inc.	47,000	193,150
Dena Company, Ltd.	3,300	117,488
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	61,892
Denso Corp.	14,500	520,148
Dentsu, Inc.	5,900	159,168
East Japan Railway Company	10,200	596,388
Eisai Company, Ltd.	7,700	292,969
Electric Power Development Company, Ltd.	3,000	70,859
Elpida Memory, Inc. (I)	4,800	66,637
FamilyMart Company, Ltd.	2,200	78,762
FANUC Corp.	5,500	845,464
Fast Retailing Company, Ltd.	1,500	219,212
Fuji Electric Company, Ltd.	15,000	46,123
Fuji Heavy Industries, Ltd.	18,000	132,755
FUJIFILM Holdings Corp.	13,100	387,512
Fujitsu, Ltd.	52,000	273,972
Fukuoka Financial Group, Inc.	19,000	75,520
Furukawa Electric Company, Ltd.	16,000	58,335
Gree, Inc.	3,500	77,635
GS Yuasa Corp.	9,000	58,132
Gunma Bank	9,000	47,149
Hakuhodo DY Holdings, Inc.	650	33,401
Hamamatsu Photonics KK	2,100	85,779
Hino Motors, Ltd.	6,000	33,006
Hirose Electric Company, Ltd.	1,000	102,727
Hisamitsu Pharmaceutical Company, Inc.	2,400	102,155
Hitachi Chemical, Ltd.	2,800	57,007
Hitachi Construction
Machinery Company, Ltd.	2,700	57,052
Hitachi High-Technologies Corp.	2,500	52,749
Hitachi Metals, Ltd.	6,000	78,247
Hitachi, Ltd.	135,000	774,450
Hokkaido Electric Power Company, Inc.	5,800	85,220
Hokuhoku Financial Group, Inc.	29,000	55,153
Hokuriku Electric Power Company	5,400	91,648
Honda Motor Company, Ltd.	48,200	1,840,346
Hoya Corp.	12,800	266,008
Ibiden Company, Ltd.	3,900	126,709
Idemitsu Kosan Company, Ltd.	500	55,447
Inpex Corp.	62	448,915

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Isetan Mitsukoshi Holdings, Ltd.	9,840	$90,874
Ishikawajima-Harima Heavy
Industries Company, Ltd.	33,000	81,933
Isuzu Motors, Ltd.	35,000	164,054
ITOCHU Corp.	45,000	465,673
Itochu Techno-Science Corp.	800	27,044
Iyo Bank, Ltd.	6,000	53,890
J Front Retailing Company, Ltd.	12,000	49,219
Japan Petroleum Exploration Company, Ltd.	800	38,333
Japan Prime Realty Investment Corp.	23	66,737
Japan Real Estate Investment Corp.	13	127,063
Japan Retail Fund Investment Corp.	58	94,014
Japan Tobacco, Inc.	136	526,025
JFE Holdings, Inc.	13,300	333,365
JGC Corp.	6,000	160,529
Joyo Bank, Ltd.	16,000	64,789
JS Group Corp.	7,300	177,879
JSR Corp.	4,700	93,308
Jupiter Telecommunications Company, Ltd.	57	61,572
JX Holdings, Inc.	64,700	428,401
Kajima Corp.	20,000	55,863
Kamigumi Company, Ltd.	7,000	59,969
Kaneka Corp.	8,000	53,960
Kansai Electric Power Company, Ltd.	22,700	386,701
Kansai Paint Company, Ltd.	6,000	54,056
Kao Corp.	16,200	416,368
Kawasaki Heavy Industries, Ltd.	46,000	165,556
Kawasaki Kisen Kaisha, Ltd.	25,000	84,345
KDDI Corp.	87	623,611
Keihin Electric Express
Railway Company, Ltd.	12,000	80,625
Keio Corp.	14,000	75,282
Keisei Electric Railway Company, Ltd.	7,000	39,073
Keyence Corp.	1,300	341,069
Kikkoman Corp.	4,000	40,917
Kinden Corp.	4,000	32,479
Kintetsu Corp. (L)	44,000	132,488
Kirin Holdings Company, Ltd.	25,000	351,330
Kobe Steel, Ltd.	66,000	142,863
Koito Manufacturing Company, Ltd.	2,000	30,994
Komatsu, Ltd.	28,100	840,991
Konami Corp.	3,300	68,543
Konica Minolta Holdings, Inc.	14,000	117,902
Koyo Seiko Company, Ltd.	5,300	70,146
Kubota Corp.	34,000	307,072
Kuraray Company, Ltd.	11,200	169,086
Kurita Water Industries, Ltd.	2,800	80,711
Kyocera Corp.	4,800	504,805
Kyowa Hakko Kogyo Company, Ltd.	6,737	66,180
Kyushu Electric Power Company, Inc.	12,000	181,914
Lawson, Inc.	1,600	79,420
Mabuchi Motor Company, Ltd.	700	34,632
Makita Corp.	2,900	123,415
Marubeni Corp.	46,000	322,278
Marui Company, Ltd.	4,100	29,161
Maruichi Steel Tube, Ltd.	1,900	48,114
Matsushita Electric Industrial Company, Ltd.	63,900	751,471
Mazda Motor Corp. (I)	40,000	101,380
McDonald’s Holdings Company, Ltd.	1,900	49,371
Mediceo Holdings Company, Ltd.	3,700	32,932
MEIJI Holdings Company, Ltd.	1,700	72,252
Minebea Company, Ltd.	10,000	51,219
Miraca Holdings, Inc.	1,800	70,630
Mitsubishi Chemical Holdings Corp.	42,000	293,135
Mitsubishi Corp.	39,700	1,004,763

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Electric Corp.	57,000	$643,303
Mitsubishi Estate Company, Ltd.	38,000	678,985
Mitsubishi Gas & Chemicals Company, Inc.	14,000	105,588
Mitsubishi Heavy Industries, Ltd.	92,000	448,001
Mitsubishi Logistics Corp.	3,000	33,004
Mitsubishi Materials Corp.	35,000	108,676
Mitsubishi Motors Corp. (I)	127,000	150,605
Mitsubishi Tanabe Pharma Corp.	7,000	118,198
Mitsubishi UFJ Financial Group	369,600	1,710,854
Mitsubishi UFJ Lease &
Finance Company, Ltd.	2,030	77,491
Mitsui & Company, Ltd.	51,600	882,582
Mitsui Chemicals, Inc.	22,000	72,702
Mitsui Engineering &
Shipbuilding Company, Ltd.	19,000	41,843
Mitsui Fudosan Company, Ltd.	24,000	404,495
Mitsui O.S.K. Lines, Ltd.	37,000	198,268
Mizuho Financial Group, Inc.	599,300	947,715
Mizuho Trust & Banking Company, Ltd.	27,000	23,322
MS&AD Insurance Group Holdings	17,400	407,809
Murata Manufacturing Company, Ltd.	5,800	366,005
Nabtesco Corp.	3,200	72,425
Namco Bandai Holdings, Inc.	5,100	58,811
NEC Corp. (I)	77,000	162,067
NGK INSULATORS, Ltd.	7,000	121,215
NGK Spark Plug Company, Ltd.	5,000	66,897
NHK Spring Company, Ltd.	3,000	29,475
Nidec Corp.	3,200	287,306
Nikon Corp.	10,100	237,070
Nintendo Company, Ltd.	3,000	699,694
Nippon Building Fund, Inc.	16	163,547
Nippon Electric Glass Company, Ltd.	13,000	184,227
Nippon Express Company, Ltd.	27,000	104,577
Nippon Meat Packers, Inc.	7,000	98,544
Nippon Paper Group, Inc.	2,100	44,532
Nippon Sheet Glass Company, Ltd.	29,000	95,433
Nippon Steel Corp.	152,000	454,159
Nippon Telegraph & Telephone Corp.	14,200	668,207
Nippon Yusen Kabushiki Kaisha	49,000	185,324
Nishi-Nippon City Bank, Ltd.	17,000	48,306
Nissan Motor Company, Ltd.	74,300	744,648
Nisshin Seifun Group, Inc.	4,500	55,519
Nisshin Steel Company	27,000	52,033
Nisshinbo Holdings, Inc.	3,000	28,034
Nissin Food Products Company, Ltd.	1,700	61,456
Nitori Holdings Company, Ltd.	900	78,529
Nitto Denko Corp.	5,100	267,239
NKSJ Holdings, Inc.	43,000	272,690
NOK Corp.	2,500	42,788
Nomura Holdings, Inc.	101,500	512,178
Nomura Real Estate Holdings, Inc.	2,400	37,205
Nomura Real Estate Office Fund, Inc.	6	42,015
Nomura Research Institute, Ltd.	2,400	50,225
NSK, Ltd.	11,000	104,408
NTN Corp.	12,000	62,335
NTT Data Corp.	33	104,311
NTT DoCoMo, Inc.	456	852,875
NTT Urban Development Corp.	31	26,670
Obayashi Corp.	23,000	96,965
Odakyu Electric Railway Company, Ltd.	19,000	148,409
Oji Paper Company, Ltd.	27,000	119,887
Olympus Corp.	6,900	213,740
Omron Corp.	6,500	167,714
Ono Pharmaceutical Company, Ltd.	2,700	142,348
Oracle Corp.	1,000	43,768

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Oriental Land Company, Ltd.	1,300	$110,710
ORIX Corp.	2,920	279,828
Osaka Gas Company, Ltd.	56,000	198,485
Otsuka Corp.	400	23,348
Otsuka Holdings Company, Ltd.	7,000	183,780
Rakuten, Inc.	211	214,401
Resona Holdings, Inc.	52,400	231,626
Ricoh Company, Ltd.	18,000	199,267
Rinnai Corp.	1,000	69,785
Rohm Company, Ltd.	2,600	149,050
Sankyo Company, Ltd.	1,900	101,053
Santen Pharmaceutical Company, Ltd.	1,900	75,884
SBI Holdings, Inc.	446	43,250
Secom Company, Ltd.	6,100	289,067
SEGA SAMMY HOLDINGS, INC.	6,700	130,250
Seiko Epson Corp.	3,400	57,222
Sekisui Chemical Company, Ltd.	11,000	87,667
Sekisui House, Ltd.	19,000	181,049
Seven & I Holdings Company, Ltd.	22,700	603,403
Seven Bank, Ltd.	9	16,738
Sharp Corp. (L)	30,000	281,015
Shikoku Electric Power Company, Inc.	5,400	111,078
Shimadzu Corp.	9,000	80,020
Shimamura Company, Ltd.	600	56,662
Shimano, Inc.	2,300	119,087
Shimizu Corp.	16,000	66,336
Shin-Etsu Chemical Company, Ltd.	12,000	624,742
Shinko Securities Company, Ltd. (I)	14,000	32,504
Shinsei Bank, Ltd.	50,000	52,473
Shionogi & Company, Ltd.	8,700	147,058
Shiseido Company, Ltd.	10,900	187,459
Shizuoka Bank, Ltd.	18,000	165,157
Showa Denko KK	34,000	69,405
Showa Shell Sekiyu KK	4,600	44,947
SMC Corp.	1,600	257,131
Softbank Corp.	25,800	1,003,173
Sojitz Corp.	40,000	74,603
Sony Corp.	29,400	786,525
Sony Financial Holdings, Inc.	4,200	76,615
Square Enix Company, Ltd.	1,800	29,137
Stanley Electric Company, Ltd.	5,200	85,868
Sumco Corp. (I)	2,900	52,323
Sumitomo Chemical Company, Ltd.	49,000	245,662
Sumitomo Corp.	31,900	427,475
Sumitomo Electric Industries, Ltd.	22,200	321,034
Sumitomo Heavy Industries, Ltd.	14,000	97,027
Sumitomo Metal Industries, Ltd.	100,000	205,166
Sumitomo Metal Mining Company, Ltd.	15,000	243,312
Sumitomo Mitsui Financial Group	39,800	1,153,179
Sumitomo Realty &
Development Company, Ltd.	10,000	213,504
Sumitomo Rubber Industries, Inc.	3,600	41,631
Suruga Bank, Ltd.	5,000	41,459
Suzuken Company, Ltd.	1,500	34,991
Suzuki Motor Corp.	10,500	232,162
Sysmex Corp.	1,600	56,968
T&D Holdings, Inc.	8,600	207,274
Taisei Corp.	25,000	56,028
Taisho Pharmaceuticals Company, Ltd.	5,000	114,119
Taiyo Nippon Sanso Corp.	9,000	70,136
Takashimaya Company, Ltd.	6,000	39,204
Takeda Pharmaceutical Company, Ltd.	21,900	1,040,741
TDK Corp.	3,500	184,969
Teijin, Ltd.	28,000	129,483
Terumo Corp.	5,200	293,440

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
The 77th Bank, Ltd.	9,000	$34,819
The Bank of Yokohama, Ltd.	39,000	189,470
The Dai-ichi Life Insurance Company, Ltd.	274	414,668
The Hachijuni Bank, Ltd.	10,000	55,818
The Hiroshima Bank, Ltd.	13,000	55,598
The Japan Steel Works, Ltd.	8,000	58,055
The Tokyo Electric Power Company, Inc.	40,200	158,531
THK Company, Ltd.	3,000	74,017
Tobu Railway Company, Ltd.	32,000	121,348
Toho Company, Ltd.	2,200	35,651
Toho Gas Company, Ltd.	10,000	48,022
Tohoku Electric Power Company, Inc.	13,600	159,444
Tokio Marine Holdings, Inc.	20,800	574,044
Tokyo Electron, Ltd.	5,200	287,587
Tokyo Gas Company, Ltd.	73,000	310,852
Tokyu Corp.	31,000	128,290
Tokyu Land Corp.	10,000	45,781
TonenGeneral Sekiyu KK	9,000	110,224
Toppan Printing Company, Ltd.	15,000	114,798
Toray Industries, Inc.	42,000	319,452
Toshiba Corp.	118,000	630,035
Tosoh Corp.	12,000	47,993
Toto, Ltd.	7,000	51,600
Toyo Seikan Kaisha, Ltd.	3,900	60,425
Toyo Suisan Kaisha, Ltd.	4,000	93,606
Toyoda Gosei Company, Ltd.	1,600	34,821
Toyota Boshoku Corp.	1,800	28,536
Toyota Industries Corp.	5,800	177,901
Toyota Motor Corp.	80,700	3,359,915
Toyota Tsusho Corp.	5,200	85,302
Trend Micro, Inc.	2,400	73,018
Tsumura & Company, Ltd.	1,300	40,625
Ube Industries, Ltd.	33,000	102,407
Unicharm Corp.	3,900	157,804
Ushio, Inc.	2,900	57,335
USS Company, Ltd.	570	43,479
West Japan Railway Company, Ltd.	54	206,442
Yahoo! Japan Corp.	384	127,325
Yakult Honsha Company, Ltd.	2,400	66,505
Yamada Denki Company, Ltd.	2,620	204,978
Yamaguchi Financial Group, Inc.	6,000	53,758
Yamaha Corp.	3,400	38,195
Yamaha Motor Company, Ltd. (I)	9,100	162,965
Yamato Kogyo Company, Ltd.	1,200	39,066
Yamato Transport Company, Ltd.	12,700	193,245
Yamazaki Baking Company, Ltd.	3,000	38,294
Yaskawa Electric Corp.	6,000	65,521
Yokogawa Electric Corp. (I)	7,600	59,941

		66,447,405
Jersey, C.I. - 0.04%
Randgold Resources, Ltd.	2,818	231,281
Luxembourg - 0.33%
APERAM	1,164	42,762
ArcelorMittal (L)	25,588	859,087
Millicom International Cellular SA	2,372	274,843
SES SA	8,920	240,256
Tenaris SA	14,469	351,856

		1,768,804
Macau - 0.06%
Sands China, Ltd. (I)	72,452	189,923
Wynn Macau, Ltd.	40,750	143,303

		333,226

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia - 0.68%
AirAsia BHD	52,800	$52,283
Alliance Financial Group BHD	32,900	33,304
AMMB Holdings BHD	54,500	117,148
Asiatic Development BHD	12,400	33,031
Axiata Group BHD	80,125	133,081
Berjaya Corp. BHD (Kuala Lumpur Exchange)	48,700	19,580
Berjaya Sports Toto BHD	14,035	19,684
British American Tobacco Malaysia BHD	3,800	59,180
Bursa Malaysia BHD	7,600	19,288
CIMB Group Holdings BHD	118,900	330,625
DiGi.Com BHD	10,400	98,462
Gamuda BHD	49,500	62,485
Genting BHD	61,500	224,775
Hong Leong Bank BHD	11,600	47,398
Hong Leong Credit BHD	4,400	17,395
IJM Corp. BHD	35,460	72,432
IOI Corp. BHD	94,453	166,161
Kuala Lumpur Kepong BHD	13,400	97,819
Lafarge Malayan Cement BHD	7,380	17,625
Malayan Banking BHD	95,712	283,305
Malaysia Airports Holdings	19,700	41,696
Maxis BHD	70,800	127,429
MISC BHD	27,280	62,625
MMC Corp. BHD	44,200	40,981
Parkson Holdings BHD	19,075	36,497
Petronas Chemicals Group BHD (I)	61,000	146,725
Petronas Dagangan BHD	5,200	28,156
Petronas Gas BHD	16,800	63,173
PLUS Expressways BHD	35,400	52,799
PPB Group BHD	14,400	83,236
Public Bank BHD - Foreign Market	34,500	151,976
Resorts World BHD	81,800	98,145
RHB Capital BHD	20,730	63,496
Sime Darby BHD	83,638	255,327
SP Setia BHD	45,425	61,262
Telekom Malaysia BHD	30,000	38,766
Tenaga Nasional BHD	74,975	177,086
UMW Holdings BHD	23,600	55,895
YTL Corp. BHD	116,230	61,012
YTL Power International BHD	81,703	58,352

		3,609,695
Mauritius - 0.01%
Essar Energy PLC (I)	10,162	76,838
Mexico - 1.03%
Alfa SAB de CV	10,600	153,250
America Movil SAB de CV, Series L	579,333	1,528,781
Cemex SAB de CV (I)	297,385	258,584
Coca-Cola Femsa SAB de CV, Series L	8,800	76,595
Compartamos SAB de CV	33,200	63,711
Embotelladoras Arca SAB de CV	13,700	84,123
Fomento Economico Mexicano SA de CV	64,900	401,147
Fresnillo PLC	5,520	132,687
Grupo Aeroportuario del Pacifico SA
de CV, Series B	15,900	65,069
Grupo Bimbo SA de CV	44,000	102,367
Grupo Carso SAB de CV	18,283	64,856
Grupo Elektra SA de CV	2,400	111,650
Grupo Financiero Banorte SAB de CV	51,140	237,824
Grupo Financiero Inbursa SA	25,633	133,510
Grupo Mexico SAB de CV, Series B	116,487	416,241
Grupo Modelo SA	19,300	121,648
Grupo Televisa SA	71,100	333,170
Industrias Penoles SAB de CV	3,400	132,508
Kimberly-Clark de Mexico SAB de CV	17,100	100,014

The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Mexichem SAB de CV	25,725	$100,492
Minera Frisco SAB de CV, Class A1 (I)	18,283	76,213
Telefonos de Mexico SA de CV	179,100	160,846
Urbi Desarrollos Urbanos SAB de CV (I)	21,100	44,015
Wal-Mart de Mexico SAB de CV	185,276	562,657

		5,461,958
Netherlands - 3.10%
Aegon NV (I)	52,309	367,489
Akzo Nobel NV	7,306	528,390
ASML Holding NV	13,583	530,099
Corio NV	2,057	141,232
Delta Lloyd NV (L)	3,271	75,734
European Aeronautic Defence &
Space Company	11,536	381,331
Fugro NV	2,403	191,453
Heineken Holding NV	3,653	191,803
Heineken NV (L)	8,205	494,027
ING Groep NV (I)	116,469	1,411,408
Koninklijke (Royal) KPN NV	48,829	718,103
Koninklijke Ahold NV	37,634	537,858
Koninklijke Boskalis Westinster NV	2,396	113,763
Koninklijke DSM NV	5,048	338,528
Koninklijke Philips Electronics NV	30,000	833,057
Koninklijke Vopak NV	2,345	111,539
PostNL	11,557	121,378
Qiagen AG (I)	7,644	152,185
Randstad Holdings NV	3,451	170,779
Reed Elsevier NV	22,679	305,427
Royal Dutch Shell PLC	104,056	3,758,098
Royal Dutch Shell PLC, B Shares	78,899	2,867,413
SBM Offshore NV	6,096	161,306
Tnt Express NV (I)	11,557	163,805
Unilever NV	49,390	1,611,496
Wolters Kluwer NV	9,715	219,957

		16,497,658
New Zealand - 0.09%
Auckland International Airport, Ltd.	29,494	56,005
Contact Energy, Ltd. (I)	11,317	56,018
Fletcher Building, Ltd.	22,250	163,912
Sky City Entertainment Group, Ltd.	22,846	69,193
Telecom Corp. of New Zealand, Ltd.	54,204	107,593

		452,721
Norway - 0.52%
Aker Solutions ASA (L)	5,498	121,775
DnB NOR ASA	29,128	439,682
Gjensidige Forsikring ASA	7,072	90,556
Norsk Hydro ASA (L)	30,118	242,057
Orkla ASA	24,367	227,959
Renewable Energy Corp. ASA (I)(L)	18,178	43,181
Statoil ASA (L)	32,684	863,321
Telenor ASA (L)	22,792	386,979
Yara International ASA (L)	5,779	348,629

		2,764,139
Peru - 0.09%
Cia Minera Milpo SAA	4,000	9,830
Compania de Minas Buenaventura SA	1,807	78,171
Compania de Minas Buenaventura SA, ADR	2,819	124,374
Credicorp SA	840	85,176
Credicorp, Ltd., ADR	1,352	137,052
Southern Peru Copper Corp. (I)	1,346	47,110

		481,713

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Philippines - 0.15%
Aboitiz Equity Ventures, Inc.	74,300	$70,978
Aboitiz Power Corp.	75,100	52,365
Alliance Global Group, Inc.	172,800	42,044
Ascendas Real Estate Investment Trust	62,000	103,559
Ayala Corp.	8,363	74,658
Ayala Land, Inc.	118,600	41,735
Banco de Oro Unibank, Inc.	36,049	48,824
Bank of the Philippine Islands	51,988	66,907
Energy Development Corp. (I)	166,001	26,098
Globe Telecommunications, Inc.	690	14,195
Jollibee Foods Corp.	9,000	17,717
Manila Electric Company	9,142	50,845
Metropolitan Bank & Trust Company	14,139	22,591
Philippine Long Distance Telephone Company	1,100	59,636
SM Investments Corp.	6,504	81,540
SM Prime Holdings, Ltd.	84,941	23,499

		797,191
Poland - 0.41%
Asseco Poland SA	2,196	42,432
Bank Handlowy w Warszawie SA	917	32,379
Bank Millennium SA	21,361	43,514
Bank Pekao SA	3,711	229,939
Boryszew SA (I)	9,900	3,901
BRE Bank SA (I)	481	59,973
Cyfrowy Polsat SA	2,783	16,976
Enea SA (I)	5,180	37,234
Getin Holding SA (I)	13,044	66,219
Globe Trade Centre SA (I)	4,447	32,669
Grupa Lotos SA (I)	2,585	44,204
ING Bank Slaski SA	96	29,992
KGHM Polska Miedz SA (I)	4,388	309,077
Polish Oil & Gas Company	57,728	92,150
Polska Grupa Energetyczna SA	18,649	167,692
Polski Koncern Naftowy Orlen SA (I)	10,694	211,613
Powszechna Kasa Oszczednosci
Bank Polski SA	18,217	292,250
Powszechny Zaklad Ubezpieczen SA	1,343	191,087
Sygnity SA (I)	160	1,489
Tauron Polska Energia SA (I)	33,395	80,534
Telekomunikacja Polska SA	20,599	135,636
TVN SA	6,487	40,278

		2,161,238
Portugal - 0.17%
Banco Comercial Portugues SA (I)(L)	107,928	74,845
Banco Comercial Portugues SA (I)	3,907	2,709
Banco Espirito Santo SA (L)	18,181	71,333
Cimpor-Cimentos de Portugal SA	8,622	65,851
Electricidade de Portugal SA	60,339	224,654
Galp Energia SGPS SA	7,593	160,901
Jeronimo Martins SGPS SA	6,845	128,169
Portugal Telecom SGPS SA (L)	18,380	200,958

		929,420
Russia - 1.43%
Federal Grid Company Unified Energy System
JSC, GDR (I)(S)	1,540	8,547
Gazprom Neft, SADR	1,417	31,486
Gazprom OAO, ADR (I)	185,832	2,741,022
Gazprom OAO, ADR (London Exchange) (I)	15,384	227,626
Lukoil OAO, ADR	19,996	1,285,743
Mechel, ADR	4,598	121,847
MMC Norilsk Nickel OJSC, ADR (I)	32,800	822,296
Mobile TeleSystems, ADR	14,559	295,111
NovaTek OAO, ADR	2,460	335,662

The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia (continued)
NovaTek OAO, GDR	184	$25,061
Novolipetsk Steel OJSC, ADR	3,649	133,189
Polyus Gold Company ZAO, ADR	3,412	117,168
Rosneft Oil Company, GDR	49,399	429,294
Severstal, ADR	4,900	89,131
Sistema JSFC, GDR	1,044	28,324
Sistema JSFC, Reg. S, GDR	2,210	59,978
Surgutneftegaz ADR (I)	17,331	85,788
Surgutneftegaz, ADR (I)	19,977	192,179
Tatneft, ADR	6,077	242,715
TMK OAO, GDR	2,486	47,010
Uralkali, SADR (I)	4,329	185,783
VTB Bank OJSC, GDR	20,343	126,270

		7,631,230
Singapore - 1.10%
Capitaland, Ltd.	76,500	191,730
CapitaMall Trust	69,200	112,237
CapitaMalls Asia, Ltd.	51,000	66,183
City Developments, Ltd.	16,000	147,164
ComfortDelGro Corp., Ltd.	63,000	75,093
Cosco Corp. Singapore, Ltd.	31,000	49,539
DBS Group Holdings, Ltd.	52,147	625,914
Fraser and Neave, Ltd.	29,000	144,384
Genting Singapore PLC (I)	188,400	304,104
Global Logistic Properties, Ltd. (I)	54,000	87,575
Golden Agri-Resources, Ltd.	220,240	123,257
Hutchison Port Holdings Trust (I)	171,100	160,851
Jardine Cycle and Carriage, Ltd.	3,254	107,005
Keppel Corp., Ltd.	42,931	401,127
Keppel Land, Ltd.	22,000	72,985
Neptune Orient Lines, Ltd.	29,750	44,162
Olam International, Ltd.	43,799	105,863
Oversea-Chinese Banking Corp., Ltd.	74,312	572,444
SembCorp Industries, Ltd.	31,000	127,225
SembCorp Marine, Ltd.	28,600	124,073
Singapore Airlines, Ltd.	16,140	185,769
Singapore Exchange, Ltd.	26,000	158,541
Singapore Press Holdings, Ltd.	48,000	150,246
Singapore Technologies Engineering, Ltd.	56,000	134,785
Singapore Telecommunications, Ltd.	224,950	585,505
Singapore Telecommunications, Ltd.	11,000	28,007
StarHub, Ltd.	24,000	54,292
United Overseas Bank, Ltd.	37,236	586,747
UOL Group, Ltd.	18,000	72,116
Wilmar International, Ltd.	57,000	246,752

		5,845,675
South Africa - 1.65%
ABSA Group, Ltd.	9,273	187,065
African Bank Investments, Ltd.	18,007	94,431
African Rainbow Minerals, Ltd.	2,484	74,584
Anglo Platinum, Ltd.	2,093	201,091
AngloGold Ashanti, Ltd.	10,978	504,962
Aspen Pharmacare Holdings, Ltd. (I)	9,494	122,006
Aveng, Ltd.	8,562	44,954
Barloworld, Ltd.	7,558	80,764
Bidvest Group, Ltd.	9,054	206,377
Discovery Holdings, Ltd., ADR	4,568	26,471
FirstRand, Ltd.	84,489	254,973
Gold Fields, Ltd.	22,073	364,880
Growthpoint Properties, Ltd.	51,635	137,544
Harmony Gold Mining Company, Ltd.	9,965	138,595
Impala Platinum Holdings, Ltd.	15,329	428,084
Imperial Holdings, Ltd.	6,154	105,604

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Investec, Ltd.	4,018	$33,882
Kumba Iron Ore, Ltd.	2,445	167,336
Kumba Resources, Ltd.	2,734	65,202
Liberty Holdings, Ltd.	4,792	51,441
Massmart Holdings, Ltd.	4,757	99,957
Mittal Steel South Africa, Ltd.	3,731	44,914
MMI Holdings, Ltd.	33,223	86,041
MTN Group, Ltd.	50,516	1,078,433
Naspers, Ltd., ADR	11,533	688,433
Nedbank Group, Ltd.	5,760	126,427
Netcare, Ltd.	35,093	73,847
Northam Platinum, Ltd.	8,417	57,004
Pick’n Pay Stores, Ltd.	4,684	29,902
Pretoria Portland Cement Company, Ltd.	12,055	48,612
Redefine Income Fund, Ltd.	53,510	61,152
Remgro, Ltd.	12,879	213,666
Reunert, Ltd.	3,036	27,131
RMB Holdings, Ltd.	38,587	160,487
RMI Holdings	18,226	33,819
Sanlam, Ltd.	59,374	242,981
Sappi, Ltd. (I)	11,239	60,234
Sasol, Ltd.	16,395	872,752
Shoprite Holdings, Ltd.	10,482	153,628
Standard Bank Group, Ltd.	35,754	539,732
Steinhoff International Holdings, Ltd. (I)	38,878	138,900
Telkom SA, Ltd.	4,799	25,679
The Foschini Group, Ltd.	4,532	58,064
The Spar Group, Ltd.	5,380	73,360
Tiger Brands, Ltd.	5,298	147,960
Trans Hex Group, Ltd. (I)	611	296
Truworths International, Ltd.	11,150	118,604
Vodacom Group, Ltd.	9,464	116,122
Woolworths Holdings, Ltd.	26,054	113,996

		8,782,379
South Korea - 3.40%
Amorepacific Corp.	96	114,509
BS Financial Group, Inc. (I)	5,225	75,532
Celltrion, Inc. (I)	1,900	64,836
Cheil Industries, Inc.	1,465	187,903
CJ CheilJedang Corp.	318	71,028
Daegu Bank	4,210	60,469
Daelim Industrial Company, Ltd.	860	84,820
Daewoo Engineering &
Construction Company, Ltd. (I)	4,529	42,673
Daewoo International Corp.	1,795	65,276
Daewoo Securities Company, Ltd.	3,960	66,697
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	3,010	124,140
Dongbu Insurance Company, Ltd.	1,320	62,887
Dongkuk Steel Mill Company, Ltd.	1,380	50,880
Doosan Corp.	310	35,143
Doosan Heavy Industries and
Construction Company, Ltd.	1,330	70,253
Doosan Infracore Company, Ltd. (I)	2,880	65,609
GS Engineering & Construction Corp.	1,160	124,195
GS Holdings Corp.	1,630	140,101
Hana Financial Group, Inc.	6,460	231,373
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	826	26,335
Hanjin Shipping Company, Ltd.	1,780	42,369
Hankook Tire Company, Ltd.	2,600	108,837
Hanwha Chemical Corp.	2,754	125,506
Hanwha Corp.	1,570	68,647
Honam Petrochemical Corp.	430	158,290

The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hynix Semiconductor, Inc.	14,790	$414,173
Hyosung Corp.	857	64,569
Hyundai Department Store Company, Ltd.	490	83,637
Hyundai Development Company	2,190	57,715
Hyundai Engineering &
Construction Company, Ltd.	1,990	155,479
Hyundai Glovis Company, Ltd.	390	56,353
Hyundai Heavy Industries Company, Ltd.	1,264	593,076
Hyundai Hysco Company, Ltd.	1,290	61,574
Hyundai Merchant Marine Company, Ltd.	1,470	46,368
Hyundai Mipo Dockyard Company, Ltd.	360	59,066
Hyundai Mobis	2,007	706,698
Hyundai Motor Company, Ltd.	4,566	1,072,252
Hyundai Securities Company, Ltd.	4,428	50,441
Hyundai Steel Company	1,755	194,091
Hyundai Wia Corphyundai Wia Corp. (I)	460	63,939
Industrial Bank of Korea	5,230	92,265
Kangwon Land, Inc.	3,350	81,305
KB Financial Group, Inc.	8,589	410,940
KB Financial Group, Inc., ADR	2,563	122,793
KCC Corp.	160	47,305
Kia Motors Corp.	7,182	505,739
Korea Electric Power Corp. (I)	7,773	215,296
Korea Exchange Bank	9,620	83,173
Korea Gas Corp.	780	26,882
Korea Investment Holdings Company, Ltd.	1,530	48,088
Korea Kumho Petrochemical Company, Ltd.	373	84,592
Korea Life Insurance Company Ltd.	6,400	43,308
Korea Zinc Company, Ltd.	270	102,179
Korean Air Lines Company, Ltd.	1,207	71,031
KP Chemical Corp.	2,070	54,945
KT Corp.	3,652	127,548
KT&G Corp.	3,350	196,716
LG Chem, Ltd.	1,367	679,606
LG Corp.	2,972	248,644
LG Display Company, Ltd.	6,016	200,047
LG Display Company, Ltd., ADR	439	7,292
LG Electronics, Inc.	2,917	263,598
LG Household & Health Care, Ltd.	270	110,504
LG Innotek Company, Ltd.	481	43,839
LG Uplus Corp.	8,257	44,059
Lotte Confectionery Company, Ltd.	33	49,528
Lotte Shopping Company, Ltd.	320	148,634
LS Cable, Ltd.	610	64,066
LS Industrial Systems Company, Ltd.	651	48,727
Mando Corp.	360	66,629
Mirae Asset Securities Company, Ltd.	1,104	41,678
NCSoft Corp.	430	112,778
NHN Corp. (I)	1,270	226,291
OCI Company, Ltd.	440	201,642
POSCO	1,693	688,854
POSCO, ADR	575	58,662
S-Oil Corp.	1,370	193,520
S1 Corp.	870	40,338
Samsung Card Company, Ltd.	1,584	79,354
Samsung Corp.	3,833	287,106
Samsung Electro-Mechanics Company, Ltd.	1,770	152,768
Samsung Electronics Company, Ltd.	3,235	2,711,653
Samsung Engineering Company, Ltd.	962	220,776
Samsung Fire & Marine
Insurance Company, Ltd.	1,082	207,505
Samsung Heavy Industries Company, Ltd.	4,731	202,023
Samsung Life Insurance Company, Ltd.	1,653	137,824
Samsung SDI Company, Ltd.	1,098	180,068
Samsung Securities Company, Ltd.	1,540	113,935

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Samsung Techwin Company, Ltd.	1,282	$95,276
Seoul Semiconductor Company, Ltd.	980	24,666
Shinhan Financial Group Company, Ltd.	12,863	580,020
Shinsegae Company, Ltd.	810	202,660
SK C&C Company, Ltd.	460	55,336
SK Energy Company, Ltd.	1,800	386,907
SK Holdings Company, Ltd.	843	159,508
SK Networks Company, Ltd.	2,740	29,543
SK Telecom Company, Ltd.	1,197	177,354
STX Pan Ocean Company, Ltd.	4,057	29,255
Woongjin Holding Company, Ltd.	1,690	59,362
Woori Finance Holdings Company, Ltd.	8,980	115,594
Woori Investment & Securities Company, Ltd.	3,040	49,656
Yuhan Corp.	315	39,411

		18,098,340
Spain - 2.32%
Abertis Infraestructuras SA	11,506	266,467
Acciona SA	903	98,038
Acerinox SA	3,620	69,499
ACS Actividades de Construccion
y Servicios SA	4,272	205,938
Amadeus IT Holding SA, A Shares (I)	7,955	163,882
Banco Bilbao Vizcaya Argentaria SA	121,354	1,421,657
Banco de Sabadell SA (L)	34,210	147,446
Banco de Valencia SA (I)(L)	181	636
Banco Popular Espanol SA	26,171	152,380
Banco Santander SA (I)	249,051	2,969,218
Bankinter SA (L)	10,123	69,359
CaixaBank	26,962	196,468
EDP Renovaveis SA (I)	8,841	60,579
Enagas SA	5,969	140,781
Ferrovial SA (I)	13,156	167,431
Fomento de Construcciones y Contratas SA	1,979	60,916
Gas Natural SDG SA	9,300	176,736
Gestevision Telecinco SA	5,829	52,768
Grifols SA	4,822	98,486
Iberdrola Renovables SA	26,947	119,703
Iberdrola SA (I)	113,576	1,008,777
Inditex SA	6,470	588,608
Indra Sistemas SA	1,985	41,676
Mapfre SA	24,832	95,534
Red Electrica de Espana	3,447	208,728
Repsol YPF SA	21,557	735,770
Telefonica SA	120,686	2,932,603
Zardoya Otis SA	5,125	86,032

		12,336,116
Sweden - 2.06%
Alfa Laval AB	8,300	183,338
Assa Abloy AB, Series B	9,711	270,239
Atlas Copco AB (I)(L)	19,400	15,655
Atlas Copco AB, Series A	19,400	513,095
Atlas Copco AB, Series B	10,979	259,905
Atlas Copco Abatlas Copco Ab-
B Redemption (I)(L)	10,979	8,859
Boliden AB	6,500	127,359
CDON Group AB (I)	1,210	7,762
Electrolux AB	7,603	206,891
Getinge AB, Series B	6,416	179,266
Hennes & Mauritz AB, B Shares	30,404	1,130,871
Hexagon AB	7,300	198,784
Holmen AB, Series B	900	31,513
Husqvarna AB, B Shares	8,502	67,616
Industrivarden AB, C Shares (I)	4,000	70,733

The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Investor AB, B Shares	13,400	$321,775
Kinnevik Investment AB (L)	6,648	163,008
Modern Times Group AB, B Shares (L)	1,210	83,951
Nordea Bank AB	92,175	1,083,310
Ratos AB	4,400	89,832
Sandvik AB	29,027	551,655
Scania AB, Series B	10,008	247,226
Securitas AB, Series B	6,800	74,062
Skandinaviska Enskilda Banken AB, Series A	41,280	370,896
Skanska AB, Series B	11,237	208,460
SKF AB, B Shares	11,950	358,375
SSAB AB, Series A	4,300	72,218
Svenska Cellulosa AB	14,200	220,934
Svenska Handelsbanken AB, Series A	14,200	478,252
Swedbank AB, Class A	22,950	427,308
Swedish Match AB	6,500	229,788
Tele2 AB, Series B (L)	7,491	147,043
Telefonaktiebolaget LM Ericsson, B Shares	89,401	1,325,531
Teliasonera AB	64,500	502,918
Volvo AB, Series B	39,500	715,433

		10,943,861
Switzerland - 6.14%
ABB, Ltd. (I)	66,338	1,781,688
Actelion, Ltd. (I)	3,612	196,825
Adecco SA (I)	4,115	281,381
Aryzta AG	3,065	170,654
Baloise Holding AG	1,778	187,628
Cie Financiere Richemont SA	16,000	1,044,052
Credit Suisse Group AG (I)	34,232	1,473,307
GAM Holding, Ltd. (I)	7,098	135,285
Geberit AG (I)	1,285	310,326
Givaudan AG (I)	276	304,182
Glencore International PLC (I)	26,096	227,990
Holcim, Ltd. (I)	7,684	612,883
Julius Baer Group, Ltd. (I)	6,834	300,869
Kuehne & Nagel International AG	1,803	284,099
Lindt & Spruengli AG	36	111,943
Lindt & Spruengli AG - REG	4	143,042
Lonza Group AG (I)	1,765	152,655
Nestle SA	101,943	6,548,110
Nobel Biocare Holding AG (I)	4,707	102,813
Novartis AG	68,740	4,445,339
Pargesa Holding SA, ADR	1,287	122,104
Roche Holdings AG	21,080	3,710,428
Schindler Holding AG	1,691	213,531
Schindler Holding AG - REG	883	110,673
SGS SA	179	356,066
Sika AG	73	186,213
Sonova Holding AG (I)	1,608	169,802
STMicroelectronics NV	18,270	205,041
Straumann Holding AG	338	92,928
Sulzer AG	786	142,493
Swatch Group AG	1,631	146,102
Swiss Life Holding (I)	1,102	184,183
Swiss Re, Ltd. (I)	10,424	620,258
Swisscom AG	760	350,038
Syngenta AG (I)	2,906	1,003,684
The Swatch Group AG, BR Shares	979	487,858
Transocean, Ltd.	9,929	690,637
UBS AG (Swiss Exchange) (I)	109,905	2,112,047
Wolseley PLC	8,674	294,168
Xstrata PLC	61,368	1,441,880
Zurich Financial Services AG (I)	4,448	1,191,135

		32,646,340

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan - 1.98%
Acer, Inc.	57,177	$112,456
Advanced Semiconductor Engineering, Inc.	103,723	127,821
Advantech Company, Ltd.	1,519	4,897
Asia Cement Corp.	29,469	40,751
Asustek Computer, Inc. (I)	17,110	179,582
AU Optronics Corp. (I)	222,701	183,536
Catcher Technology Company, Ltd.	8,657	56,642
Cathay Financial Holdings Company, Ltd.	179,137	292,273
Chang Hwa Commercial Bank, Ltd.	82,000	70,724
Cheng Shin Rubber Industry Company, Ltd.	17,002	48,141
Cheng UEI Precision Industry Company, Ltd.	2,690	6,835
Chimei Innolux Corp. (I)	93,681	94,449
China Airlines, Ltd. (I)	19,577	13,193
China Development Financial Holdings Corp.	181,145	74,176
China Steel Corp.	291,239	348,978
Chinatrust Financial Holding Company, Ltd.	243,334	217,250
Chunghwa Picture Tubes, Ltd. (I)	53,201	7,122
Chunghwa Telecom Company, Ltd.	109,550	357,990
CMC Magnetics Corp. (I)	29,000	6,600
Compal Electronics, Inc.	127,510	154,860
Delta Electronics, Inc.	52,893	211,069
E.Sun Financial Holding Company, Ltd.	67,941	50,151
Epistar Corp.	8,946	29,754
Eternal Chemical Company, Ltd.	3,520	4,130
EVA Airways Corp. (I)	17,181	17,735
Evergreen Marine Corp. (I)	11,000	10,287
Everlight Electronics Company, Ltd.	2,177	5,984
Far Eastern Department Stores Company, Ltd.	6,651	12,685
Far Eastern New Century Corp.	57,267	90,863
Far EasTone
Telecommunications Company, Ltd.	30,463	47,348
First Financial Holding Company, Ltd.	108,235	93,331
Formosa Chemicals & Fibre Corp.	82,710	316,779
Formosa Petrochemical Corp.	26,780	94,783
Formosa Plastics Corp.	106,600	408,808
Formosa Taffeta Company, Ltd.	9,000	9,720
Foxconn Technology Company, Ltd.	14,580	70,663
Fubon Financial Holding Company, Ltd.	122,843	179,792
HannStar Display Corp. (I)	63,921	11,133
Hon Hai Precision Industry Company, Ltd.	240,110	844,955
HTC Corp.	19,905	850,774
Hua Nan Financial Holdings Company, Ltd.	132,915	104,857
Inotera Memories, Inc. (I)	5,395	2,392
Inventec Company, Ltd.	30,748	16,547
KGI Securities Company, Ltd.	23,000	12,197
Kinsus Interconnect Technology Corp.	527	2,384
Largan Precision Company, Ltd.	2,121	70,034
Lite-On Technology Corp.	44,537	56,890
Macronix International Company, Ltd.	69,453	43,723
MediaTek, Inc.	22,132	247,761
Mega Financial Holding Company, Ltd.	171,000	146,517
Mosel Vitelic, Inc. (I)	372	130
Motech Industries, Inc.	3,524	12,596
Nan Ya Plastics Corp.	134,180	373,966
Nan Ya Printed Circuit Board Corp.	2,147	8,665
Nanya Technology Corp. (I)	26,856	11,006
Novatek Microelectronics Corp., Ltd.	10,326	35,405
Pegatron Corp. (I)	32,596	35,177
Polaris Securities Company, Ltd.	27,990	20,335
Pou Chen Corp.	41,568	39,217
Powerchip Semiconductor Corp. (I)	105,639	19,082
Powertech Technology, Inc.	11,607	43,395
President Chain Store Corp.	7,952	45,598
Qisda Corp. (I)	12,400	6,693
Quanta Computer, Inc.	76,625	174,454

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Realtek Semiconductor Corp.	5,245	$11,787
Richtek Technology Corp.	1,212	9,142
Shin Kong Financial
Holding Company, Ltd. (I)	98,688	43,855
Siliconware Precision Industries Company	62,665	83,936
SinoPac Holdings Company, Ltd.	107,000	49,950
Synnex Technology International Corp.	23,608	55,523
Taishin Financial Holdings Company, Ltd. (I)	73,475	44,183
Taiwan Cement Corp.	68,251	99,205
Taiwan Cooperative Bank	68,310	57,317
Taiwan Fertilizer Company, Ltd.	16,000	52,543
Taiwan Glass Industrial Corp.	10,382	17,859
Taiwan Mobile Company, Ltd.	41,802	112,853
Taiwan Semiconductor
Manufacturing Company, Ltd.	677,788	1,811,972
Tatung Company, Ltd. (I)	19,380	9,136
Teco Electric & Machinery Company, Ltd.	15,000	11,251
Transcend Information, Inc.	2,202	6,481
Tripod Technology Corp.	8,542	40,322
Tung Ho Steel Enterprise Corp.	6,424	7,404
U-Ming Marine Transport Corp.	7,000	15,011
Uni-President Enterprises Corp.	81,078	116,892
Unimicron Technology Corp.	17,513	32,406
United Microelectronics Corp.	366,729	189,762
Vanguard International Semiconductor Corp.	284	160
Wafer Works Corp. (I)	33	49
Walsin Lihwa Corp. (I)	39,000	20,367
Wan Hai Lines, Ltd. (I)	11,400	8,790
Wintek Corp. (I)	36,000	48,408
Wistron Corp.	40,074	75,666
WPG Holdings Company, Ltd.	36,000	66,861
Ya Hsin Industrial Company, Ltd. (I)	18,000	0
Yang Ming Marine Transport Corp. (I)	7,609	6,634
Yuanta Financial Holdings Company, Ltd.	135,825	93,867
Yulon Motor Company, Ltd.	8,449	20,622

		10,508,255
Thailand - 0.36%
Advanced Info Service PCL	23,609	75,580
Bangkok Bank PCL	18,800	100,417
Bangkok Bank PCL (Foreign REG)	21,500	116,021
Bank of Ayudhya PCL	141,800	132,215
Banpu PCL	4,600	111,911
BEC World PCL	18,400	22,013
Charoen Pokphand Foods PCL	75,000	74,257
CP ALL PCL	49,000	71,964
Glow Energy PCL	32,900	54,562
IRPC PCL	254,154	49,069
Kasikornbank PCL	20,900	85,883
Kasikornbank PCL (Foreign Shares)	31,800	132,772
Krung Thai Bank PCL	57,000	35,931
PTT Aromatics & Refining PCL	17,600	22,218
PTT Chemical PCL	6,700	33,389
PTT Exploration & Production PCL	30,706	179,878
PTT PCL, Foreign Shares	18,082	211,255
Siam Cement PCL, Foreign Shares	8,900	119,692
Siam Commercial Bank PCL	51,128	194,050
Thai Oil PCL	32,800	87,413

		1,910,490
Turkey - 0.32%
Akbank AS	32,773	152,200
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,777	94,126
Arcelik AS	8,699	45,270
Asya Katilim Bankasi AS (I)	6,656	11,033

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
BIM Birlesik Magazalar AS	2,851	$90,403
Coca-Cola Icecek AS	2,683	36,948
Enka Insaat ve Sanayi AS	12,420	44,934
Eregli Demir ve Celik Fabrikalari TAS	19,370	49,068
HACI Omer Sabanci Holding AS	20,375	90,020
KOC Holdings AS	20,858	94,788
Tav Havalimanlari Holding As (I)	7,816	41,633
Tupras Turkiye Petrol Rafinerileri AS	4,261	111,878
Turk Hava Yollari (I)	14,866	39,574
Turk Sise ve Cam Fabrikalari AS	15,406	41,199
Turk Telekomunikasyon AS	19,775	89,490
Turkcell Iletisim Hizmetleri AS (I)	22,046	123,416
Turkiye Garanti Bankasi AS	59,070	264,031
Turkiye Halk Bankasi AS	7,392	54,057
Turkiye Is Bankasi	46,664	146,097
Turkiye Vakiflar Bankasi Tao	18,789	43,627
Yapi ve Kredi Bankasi AS (I)	20,051	50,863

		1,714,655
Ukraine - 0.01%
Kernel Holding SA (I)	2,168	64,463
United Kingdom - 12.25%
3i Group PLC	31,898	151,242
Admiral Group PLC	6,484	184,016
Aggreko PLC	8,209	253,110
AMEC PLC	10,578	201,719
Anglo American PLC	38,910	1,942,546
Antofagasta PLC	12,104	265,058
ARM Holdings PLC	39,753	376,613
AstraZeneca PLC	41,486	2,170,388
Autonomy Corp. PLC (I)	6,975	206,536
Aviva PLC	83,478	601,351
Babcock International Group PLC	11,127	126,336
BAE Systems PLC	102,494	559,082
Balfour Beatty PLC	23,268	123,401
Barclays PLC	341,858	1,562,163
BG Group PLC	99,235	2,308,358
BHP Billiton PLC	64,489	2,556,829
BP PLC	551,303	4,253,137
British American Tobacco PLC	58,484	2,628,557
British Land Company PLC	27,648	272,381
British Sky Broadcasting Group PLC	34,524	472,865
BT Group PLC	228,559	757,130
Bunzl PLC	10,066	127,319
Burberry Group PLC	13,503	293,621
Cairn Energy PLC (I)	42,570	309,238
Capital Shopping Centres Group PLC	17,856	120,160
Carnival PLC	5,690	229,242
Centrica PLC	153,842	808,184
Cobham PLC	35,242	131,586
Compass Group PLC	56,118	547,541
Diageo PLC	73,653	1,570,069
Eurasian Natural Resources Corp.	8,205	114,939
G4S PLC	44,943	211,993
GlaxoSmithKline PLC	151,935	3,299,577
Hammerson PLC	21,334	168,476
Home Retail Group PLC	26,830	95,097
HSBC Holdings PLC	518,206	5,419,302
ICAP PLC	18,513	147,660
Imperial Tobacco Group PLC	30,221	1,083,474
Inmarsat PLC	13,787	137,086
Intercontinental Hotels Group PLC	9,274	198,397
International Consolidated
Airlines Group SA (I)	16,241	63,248

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
International Consolidated
Airlines Group SA (I)	15,178	$59,213
International Power PLC	47,813	251,633
Intertek Group PLC	5,185	174,984
Invensys PLC	26,999	137,871
Investec PLC	16,367	136,548
ITV PLC (I)	123,540	144,609
J Sainsbury PLC	38,367	218,821
Johnson Matthey PLC	6,728	234,842
Kazakhmys PLC	7,111	153,966
Kingfisher PLC	71,787	340,157
Land Securities Group PLC	23,795	326,347
Legal & General Group PLC	180,547	349,663
Lloyds Banking Group PLC (I)	1,208,217	1,036,144
London Stock Exchange Group PLC	5,284	85,409
Lonmin PLC, ADR	4,896	129,744
Man Group PLC	55,627	235,616
Marks & Spencer Group PLC	48,322	317,909
National Grid PLC	103,805	1,071,129
Next PLC	5,820	217,715
Old Mutual PLC	164,620	357,257
Pearson PLC	24,585	462,378
Petrofac, Ltd.	8,285	219,377
Pharmstandard (I)	1,827	47,484
PIK Group, GDR (I)	5,907	23,600
Prudential PLC	75,807	922,009
Reckitt Benckiser Group PLC	18,324	1,040,201
Reed Elsevier PLC	37,350	339,382
Resolution, Ltd.	47,748	245,637
Rexam PLC	28,334	187,198
Rio Tinto PLC	42,435	2,969,121
Rolls-Royce Holdings PLC	5,131,680	8,442
Rolls-Royce Holdings PLC (I)	56,172	590,130
Royal Bank of Scotland Group PLC (I)	532,757	374,814
RSA Insurance Group PLC	103,786	235,155
SABMiller PLC	28,257	1,047,637
Schroders PLC	3,629	98,034
Scottish & Southern Energy PLC	27,995	636,571
Segro PLC	23,069	123,419
Serco Group PLC	16,293	154,834
Severn Trent PLC	7,624	191,014
Smith & Nephew PLC	27,161	303,376
Smiths Group PLC	12,298	250,951
Standard Chartered PLC	70,058	1,879,035
Standard Life PLC	74,116	257,112
Subsea 7 SA (I)	8,768	233,269
Tesco PLC	236,180	1,631,620
The Capita Group PLC	19,350	234,642
The Sage Group PLC	42,114	201,597
The Weir Group PLC	6,701	220,978
TUI Travel PLC	19,744	76,611
Tullow Oil PLC	26,248	584,878
Unilever PLC	38,019	1,234,998
United Utilities Group PLC	21,600	221,294
Vedanta Resources PLC	3,737	132,468
Vodafone Group PLC	1,530,900	4,262,179
Whitbread PLC	5,794	155,653
WM Morrison Supermarket PLC	65,436	327,916

		65,153,618
United States - 0.12%
Sims Group, Ltd.	5,704	103,988
Southern Copper Corp.	5,473	189,147

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Synthes, Inc. (S)	1,942	$338,807

		631,942

TOTAL COMMON STOCKS (Cost $398,242,479)		$494,284,974

PREFERRED SECURITIES - 2.38%
Brazil - 1.95%
AES Tiete SA	3,800	59,610
Banco Bradesco SA	55,063	1,082,589
Banco do Estado do Rio Grande do Sul SA	6,499	71,632
Bradespar SA	7,300	187,387
Brasil Telecom SA	9,780	98,497
Braskem SA, A Shares	6,600	103,324
Centrais Eletricas Brasileiras SA	5,700	102,241
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	2,918	116,905
Cia Paranaense de Energia	3,800	98,748
Companhia de Bebidas das Americas	36,215	1,117,839
Companhia de Transmissao de Energia
Eletrica Paulista	1,219	38,863
Companhia Energetica de Minas Gerais	11,764	220,703
Companhia Energetica de Sao Paulo	5,564	107,912
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	2,724	60,255
Gerdau SA	23,560	258,484
Gol Linhas Aereas Inteligentes SA	4,300	54,344
Investimentos Itau SA	67,030	501,743
Itau Unibanco Holding SA	67,181	1,526,076
Klabin SA	15,000	57,138
Lojas Americanas SA	11,027	109,376
Metalurgica Gerdau SA	8,800	121,368
Petroleo Brasileiro SA	123,386	1,883,929
Suzano Papel e Celulose SA	7,275	67,321
Tam SA	2,590	56,421
Tele Norte Leste Participacoes SA	7,000	122,675
Telemar Norte Leste SA	1,000	37,142
Tim Participacoes SA	23,759	114,296
Usinas Siderurgicas de Minas Gerais SA	13,484	129,477
Vale Fertilizantes SA	3,600	40,592
Vale SA	57,382	1,630,809
Vivo Participacoes SA	4,399	194,613

		10,372,309
Germany - 0.33%
Bayerische Motoren Werke AG	1,706	102,211
Henkel AG & Company KGaA	5,450	385,480
Porsche Automobil Holding SE	4,655	323,587
ProSiebenSat.1 Media AG	2,912	75,590
RWE AG (L)	1,274	70,061
Volkswagen AG	4,350	773,984

		1,730,913
South Korea - 0.10%
Hyundai Motor Company, Ltd.	910	65,202
Hyundai Motor Company, Ltd. -2nd Preferred	1,210	89,778
LG Chem, Ltd.	290	48,381
Samsung Electronics Company, Ltd.	611	339,102

		542,463

TOTAL PREFERRED SECURITIES (Cost $9,308,394)		$12,645,685

RIGHTS - 0.02%
Banco Comercial Portugues SA (Expiration
Date: 06/09/2011, Strike Price:
EUR 0.36) (I)(L)	111,835	$1,770

The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Boryszew SA (Expiration Date: 07/01/2011,
Strike Price: PLN 0.10) (I)	9,900	$3,536
Brookfield Incorporacoes SA (Expiration Date:
06/09/2011, Strike Price: BRL 8.20) (I)	479	21
Brookfield Office Properties, Inc. (Expiration
Date: 06/10/2011, Strike Price: USD 10) (I)	7,050	141
CETIP SA - Balcao Organizado de Ativos e
Derivativos (Expiration Date: 06/15/2011,
Strike Price: BRL 21.81) (I)	46	54
Commerzbank AG (Expiration Date
06/06/2011, Strike Price: EUR 2.18) (I)(L)	27,767	35,364
Dexia SA (Expiration Date: 06/10/2011)	18,603	3,607
Eurazeo (Expiration Date: 12/22/2011) (I)	1,058	1,587
Gas Natural SDG SA (Expiration
Date: 06/20/2011) (I)	9,300	6,384
Intesa Sanpaolo SpA (Expiration Date:
06/10/2011, Strike Price EUR 1.369) (I)	279,177	49,377
OMV AG (Expiration Date: 06/06/2011, Strike
Price EUR 27.50) (I)(L)	4,771	0
Suzano Papel e Celulose SA (Expiration Date:
06/13/2011, Strike Price: BRL 1000.00) (I)	21	1

TOTAL RIGHTS (Cost $114,842)		$101,842

WARRANTS - 0.00%
Kinross Gold Corp. (Expiration Date:
09/17/2014, Strike Price: $21.30) (I)	638	1,633
UBI Banca SCPA (Expiration Date:
06/30/2011, Strike Price: EUR 12.30) (I)	23,168	7

TOTAL WARRANTS (Cost $3,040)		$1,640

SECURITIES LENDING COLLATERAL - 7.13%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	3,788,001	37,910,692

TOTAL SECURITIES LENDING
COLLATERAL (Cost $37,906,937)		$37,910,692

SHORT-TERM INVESTMENTS - 2.88%
Commercial Paper - 2.88%
AIM Short-Term Investment Trust, STIC
Prime Portfolio,
Institutional Class.0.070% (Y)	$15,343,262	$15,343,262

TOTAL SHORT-TERM INVESTMENTS (Cost $15,343,262)		$15,343,262

Total Investments (International Equity Index Fund)
(Cost $460,918,954) - 105.35%		$560,288,095
Other assets and liabilities, net - (5.35%)		(28,462,039)

TOTAL NET ASSETS - 100.00%		$531,826,056

International Growth Stock Fund
	Shares	Value

COMMON STOCKS - 92.50%
Australia - 6.00%
BHP Billiton, Ltd.	76,937	$3,669,098
Cochlear, Ltd.	18,577	1,586,921
CSL, Ltd.	47,720	1,731,503
QBE Insurance Group, Ltd.	85,752	1,622,365
WorleyParsons, Ltd.	89,415	2,871,357

		11,481,244
Belgium - 1.59%
Anheuser-Busch InBev NV	50,317	3,039,832

International Growth Stock Fund (continued)
	Shares	Value

COMMON STOCKS (continued)
Brazil - 2.33%
Banco Bradesco SA, ADR	150,604	$3,000,032
Petroleo Brasileiro SA, SADR	46,864	1,464,969

		4,465,001
Canada - 6.04%
Agrium, Inc.	14,085	1,236,154
Canadian National Railway Company	18,997	1,485,682
Canadian Natural Resources, Ltd.	37,403	1,627,997
Cenovus Energy, Inc.	47,325	1,748,707
EnCana Corp.	35,359	1,205,093
Fairfax Financial Holdings, Ltd.	3,716	1,432,550
Suncor Energy, Inc.	43,637	1,821,868
Talisman Energy, Inc.	47,712	1,007,573

		11,565,624
China - 1.66%
Industrial & Commercial Bank of China, Ltd.	3,761,000	3,170,425
Denmark - 1.65%
Novo Nordisk A/S	25,189	3,162,251
France - 7.15%
BNP Paribas	32,254	2,523,457
Cap Gemini SA	37,577	2,152,707
Compagnie Generale des Etablissements
Michelin, Class B	15,382	1,444,153
Danone SA	33,370	2,448,680
Eutelsat Communications	29,081	1,292,996
Lafarge SA	21,631	1,495,436
Publicis Groupe SA	18,907	1,043,307
Total SA	22,221	1,286,211

		13,686,947
Germany - 5.53%
Adidas AG	36,910	2,780,512
Bayer AG	23,945	1,962,671
Bayerische Motoren Werke (BMW) AG	21,160	1,876,282
Fresenius Medical Care AG	26,862	1,949,880
SAP AG	32,414	2,016,970

		10,586,315
Hong Kong - 1.60%
Hutchison Whampoa, Ltd.	190,000	2,200,880
Li & Fung, Ltd. (I)	388,000	869,481

		3,070,361
India - 1.14%
Infosys Technologies, Ltd., ADR	35,501	2,192,187
Ireland - 2.48%
Shire PLC	96,873	3,064,606
WPP PLC	134,489	1,683,690

		4,748,296
Israel - 1.71%
Teva Pharmaceutical Industries, Ltd., SADR	64,235	3,269,559
Japan - 8.90%
Canon, Inc.	60,300	2,908,034
Denso Corp.	43,600	1,564,032
Fanuc, Ltd.	13,500	2,075,231
Keyence Corp.	6,700	1,757,819
Komatsu, Ltd.	52,900	1,583,217
Nidec Corp.	21,000	1,885,444
Toyota Motor Corp.	53,300	2,219,126
Yamada Denki Company, Ltd.	38,890	3,042,593

		17,035,496
Mexico - 3.21%
America Movil SAB de CV, Series L, ADR	58,971	3,107,772
Fomento Economico Mexicano SAB de CV	26,455	1,638,358

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Televisa SA, SADR	59,365	$1,396,858

		6,142,988
Netherlands - 3.87%
Koninklijke (Royal) KPN NV	25,484	374,780
Koninklijke Ahold NV	132,479	1,893,366
Royal Dutch Shell PLC, B Shares	67,867	2,466,479
Unilever NV	58,503	1,908,834
Vimpelcom, Ltd., ADR	55,132	776,259

		7,419,718
Russia - 1.17%
Gazprom OAO, SADR (London Exchange)	150,958	2,233,622
Singapore - 2.69%
Keppel Corp., Ltd.	306,900	2,867,530
United Overseas Bank, Ltd.	145,000	2,284,840

		5,152,370
South Korea - 2.79%
Hyundai Mobis	9,487	3,340,528
NHN Corp. (I)	11,251	2,004,726

		5,345,254
Sweden - 3.58%
Ericsson (LM), Series B	121,342	1,799,114
Kinnevik Investment AB	42,270	1,036,453
Swedbank AB, Class A	94,494	1,759,391
Volvo AB, Series B	125,139	2,266,545

		6,861,503
Switzerland - 9.11%
ABB, Ltd. (I)	72,511	1,947,481
Informa PLC	244,186	1,751,373
Julius Baer Group, Ltd. (I)	45,639	2,009,269
Nestle SA	54,978	3,531,406
Novartis AG	50,972	3,296,302
Roche Holdings AG	15,367	2,704,846
Syngenta AG (I)	6,360	2,196,637

		17,437,314
Taiwan - 2.13%
Hon Hai Precision Industry Company, Ltd.	388,000	1,365,385
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,017,000	2,718,808

		4,084,193
Turkey - 0.65%
Akbank T.A.S.	267,893	1,244,113
United Kingdom - 15.52%
BG Group PLC (I)	112,763	2,623,040
British American Tobacco PLC	58,320	2,621,186
Centrica PLC	463,201	2,433,351
Compass Group PLC	377,649	3,684,707
Imperial Tobacco Group PLC	105,452	3,780,634
International Power PLC	434,271	2,285,506
Kingfisher PLC	406,000	1,923,797
Next PLC	51,113	1,912,038
Reed Elsevier PLC	247,197	2,246,166
Smith & Nephew PLC	161,595	1,804,944
Tesco PLC	360,362	2,489,516
Vodafone Group PLC	684,041	1,904,439

		29,709,324

TOTAL COMMON STOCKS (Cost $156,629,016)		$177,103,937

International Growth Stock Fund (continued)
	Shares	Value

SHORT-TERM INVESTMENTS - 6.76%
Short-Term Securities - 6.76%
State Street Institutional Liquid Reserves
Fund, 0.1125% (Y)	$12,939,147	$12,939,147

TOTAL SHORT-TERM INVESTMENTS (Cost $12,939,147)		$12,939,147

Total Investments (International Growth Stock Fund)
(Cost $169,568,163) - 99.26%		$190,043,084
Other assets and liabilities, net - 0.74%		1,411,943

TOTAL NET ASSETS - 100.00%		$191,455,027

International Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.34%
Argentina - 1.83%
Arcos Dorados Holdings, Inc., Class A (I)	273,831	$6,229,655
MercadoLibre, Inc.	94,418	8,320,114

		14,549,769
Belgium - 1.03%
Anheuser-Busch InBev NV	134,671	8,135,962
Brazil - 6.58%
Anhanguera Educacional Participacoes SA	227,000	4,863,001
BR Malls Participacoes SA	1,126,800	13,040,956
OGX Petroleo e Gas Participacoes SA (I)	3,367,438	34,277,328

		52,181,285
Canada - 4.73%
Canadian National Railway Company	258,878	20,264,970
Imax Corp. (I)	28,561	1,062,755
Pacific Rubiales Energy Corp.	578,779	16,153,361

		37,481,086
China - 4.48%
Baidu, Inc., SADR (I)	58,607	7,953,556
CNOOC, Ltd.	3,587,600	9,066,029
SINA Corp. (I)	94,540	11,230,407
Youku.com, Inc., SADR (I)	171,377	7,244,106

		35,494,098
Denmark - 3.13%
Novo Nordisk A/S	129,877	16,304,882
Novozymes A/S, B Shares	50,708	8,526,391

		24,831,273
France - 4.73%
Pernod-Ricard SA	86,239	8,741,801
Publicis Groupe SA	151,310	8,349,439
Schneider Electric SA	123,648	20,413,620

		37,504,860
Germany - 8.60%
Adidas AG	121,034	9,117,760
BASF SE	236,680	21,867,712
Commerzbank AG (I)	2,242,620	10,268,073
Siemens AG	87,489	11,707,877
ThyssenKrupp AG	320,718	15,275,385

		68,236,807
Hong Kong - 8.00%
China Unicom, Ltd.	7,164,000	15,915,818
Hang Lung Properties, Ltd.	2,670,000	11,118,476
Hong Kong Exchanges & Clearing, Ltd.	719,115	16,074,474
Li & Fung, Ltd.	9,080,000	20,347,648

		63,456,416

The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India - 1.56%
ICICI Bank, Ltd., SADR	259,112	$12,357,051
Japan - 15.74%
Canon, Inc.	316,000	15,239,449
Dena Company, Ltd.	235,000	8,366,558
FANUC Corp.	80,000	12,297,662
Honda Motor Company, Ltd.	580,600	22,168,155
Komatsu, Ltd.	466,700	13,967,626
Marubeni Corp.	2,106,000	14,754,741
Sumitomo Realty &
Development Company, Ltd.	619,000	13,215,917
Toshiba Corp.	2,425,000	12,947,754
Yamada Denki Company, Ltd.	151,430	11,847,259

		124,805,121
Luxembourg - 1.76%
Millicom International Cellular SA	122,037	13,936,625
Macau - 0.04%
Wynn Macau, Ltd.	92,800	326,345
Netherlands - 6.46%
ASML Holding NV	532,060	20,764,519
LyondellBasell Industries, Class A	374,235	16,395,235
Sensata Technologies Holding NV (I)	386,915	14,037,276

		51,197,030
Singapore - 1.91%
Genting Singapore PLC (I)	9,409,000	15,187,424
Spain - 3.06%
CaixaBank	1,147,742	8,363,430
Inditex SA	174,736	15,896,608

		24,260,038
Switzerland - 10.38%
Julius Baer Group, Ltd.	358,603	15,787,594
Nestle SA	237,457	15,252,591
Roche Holdings AG	90,346	15,902,390
The Swatch Group AG, BR Shares	47,161	23,501,383
Xstrata PLC	507,379	11,921,194

		82,365,152
Taiwan - 1.24%
Taiwan Semiconductor Manufacturing
Company, Ltd., SADR	720,870	9,847,084
United Kingdom - 8.14%
ARM Holdings PLC	1,073,451	10,169,696
Barclays PLC	3,783,786	17,290,485
Rolls-Royce Holdings PLC (I)	83,264,832	136,971
Rolls-Royce Holdings PLC (I)	867,342	9,112,087
Standard Chartered PLC	597,794	16,033,512
Tullow Oil PLC	532,173	11,858,282

		64,601,033
United States - 1.94%
Citigroup, Inc.	373,814	15,382,446

TOTAL COMMON STOCKS (Cost $615,020,828)		$756,136,905

RIGHTS - 0.36%
Germany - 0.36%
Commerzbank AG (Expiration Date
06/06/2011, Strike Price: EUR 2.18) (I)	2,242,614	2,856,200

TOTAL RIGHTS (Cost $2,837,281)		$2,856,200

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 4.67%
Money Market Funds - 4.67%
State Street Institutional Investment Treasury
Money Market Fund, 0.000% (Y)	$37,067,928	$37,067,928

TOTAL SHORT-TERM INVESTMENTS (Cost $37,067,928)		$37,067,928

Total Investments (International Opportunities Fund)
(Cost $654,926,037) - 100.37%		$796,061,033
Other assets and liabilities, net - (0.37%)		(2,932,512)

TOTAL NET ASSETS - 100.00%		$793,128,521

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.57%
Australia - 6.12%
Billabong International, Ltd.	714,567	$4,858,702
Downer EDI, Ltd.	1,595,237	6,651,134
Emeco Holdings, Ltd.	5,610,164	6,369,590
Pacific Brands, Ltd.	4,747,577	3,628,561
PaperlinX, Ltd. (I)	3,944,547	718,540

		22,226,527
Austria - 1.95%
Wienerberger Baustoffindustrie AG (L)	362,905	7,067,643
Bahamas - 1.91%
Steiner Leisure, Ltd. (I)	138,970	6,948,500
Belgium - 1.85%
Barco NV (I)	84,270	6,708,657
Canada - 9.11%
ATS Automation Tooling Systems, Inc. (I)	837,060	5,935,493
Canaccord Capital, Inc.	571,106	8,252,551
Dorel Industries, Inc., Class B	150,200	4,511,349
Genworth MI Canada, Inc.	169,400	4,603,707
HudBay Minerals, Inc.	212,100	3,207,168
Mullen Group, Ltd.	309,000	6,554,111

		33,064,379
China - 2.82%
People’s Food Holdings, Ltd.	7,679,704	4,795,757
Sinotrans, Ltd., Class H	17,808,000	4,356,320
Travelsky Technology, Ltd.	1,794,808	1,096,034

		10,248,111
Finland - 2.94%
Amer Sports OYJ	444,778	7,109,473
Huhtamaki OYJ	260,656	3,559,359

		10,668,832
Germany - 2.36%
Jenoptik AG (I)	552,685	5,236,304
Kloeckner & Company SE (L)	111,930	3,313,216

		8,549,520
Greece - 1.54%
Athens Stock Exchange SA	704,870	5,581,930
Hong Kong - 8.93%
Dah Sing Financial Group	1,074,374	6,107,175
Fountain SET Holdings, Ltd.	7,339,425	1,580,725
Giordano International, Ltd.	8,202,365	7,477,920
Ju Teng International Holdings, Ltd.	4,432,000	1,266,224
Stella International Holdings, Ltd.	2,648,500	6,881,119

The accompanying notes are an integral part of the financial statements.	95

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Texwinca Holdings, Ltd.	3,140,907	$3,461,148
Yue Yuen Industrial Holdings, Ltd.	1,637,140	5,636,113

		32,410,424
India - 0.28%
HCL Infosystems, Ltd.	439,440	1,023,839
Japan - 7.41%
Asahi Company, Ltd. (I)	95,902	1,935,234
Descente, Ltd.	807,860	3,314,049
En-Japan, Inc. (L)	2,287	3,371,922
Kobayashi Pharmaceutical Company, Ltd.	136,500	6,478,931
Megane Top Company, Ltd.	121,872	1,431,291
Meitec Corp.	78,111	1,582,494
Shinko Plantech Company, Ltd. (L)	469,700	4,890,076
USS Company, Ltd.	51,080	3,896,371

		26,900,368
Liechtenstein - 1.20%
Verwaltungs & Privat Bank AG	33,515	4,364,762
Netherlands - 8.61%
Aalberts Industries NV	176,091	4,186,044
Accell Group NV	54,467	3,105,568
Arcadis NV (L)	150,800	3,546,692
Mediq NV	321,861	6,552,870
SBM Offshore NV	134,586	3,561,281
TKH Group NV	209,053	7,008,668
USG People NV	180,304	3,281,547

		31,242,670
Norway - 1.92%
Tomra Systems ASA	758,890	6,949,669
Singapore - 0.11%
Huan Hsin Holdings, Ltd. (I)	2,502,298	385,484
South Korea - 5.29%
Binggrae Company, Ltd.	58,460	3,404,992
BS Financial Group, Inc. (I)	283,930	4,104,441
Daegu Bank	200,600	2,881,249
Intops Company, Ltd. (I)	86,071	1,350,948
Sindoh Company, Ltd.	80,243	3,689,003
Youngone Corp.	290,900	3,766,848

		19,197,481
Spain - 2.24%
Antena 3 de Television SA (I)(L)	515,778	4,079,752
Sol Melia SA (L)	324,690	4,050,948

		8,130,700
Sweden - 1.86%
D Carnegie & Company AB (I)	739,376	0
Duni AB	159,070	1,531,065
Niscayah Group AB	1,871,930	5,219,035

		6,750,100
Switzerland - 3.15%
Panalpina Welttransport Holding AG (I)	56,620	7,986,545
Vontobel Holding AG	89,146	3,451,857

		11,438,402
Taiwan - 5.04%
D-Link Corp.	1,621,668	1,480,194
Giant Manufacturing Company, Ltd.	988,746	3,629,620
KYE System Corp.	3,198,066	2,199,926
Ta Chong Bank Company, Ltd. (I)	15,644,000	5,907,819
Taiwan Fu Hsing Industrial Company, Ltd.	2,164,000	1,679,529

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Test-Rite International Company, Ltd.	4,237,009	$3,388,602

		18,285,690
Thailand - 3.65%
Bank of Ayudhya PCL	7,217,100	6,729,279
Glow Energy PCL	2,270,788	3,765,911
Total Access Communication PCL	1,520,060	2,766,509

		13,261,699
United Kingdom - 12.61%
Bellway PLC	608,356	7,438,726
Bodycote PLC	786,785	4,903,135
Bovis Homes Group PLC	909,300	6,656,498
Dignity PLC	153,590	1,910,343
Fiberweb PLC	4,169,173	4,388,789
Future PLC	5,278,067	1,497,812
Game Group PLC	2,392,366	1,851,865
Henderson Group PLC (L)	2,761,970	6,832,105
Laird Group PLC	1,309,935	2,988,725
Persimmon PLC	923,715	7,292,812

		45,760,810
United States - 1.67%
MF Global Holdings, Ltd. (I)(L)	783,700	6,042,327

TOTAL COMMON STOCKS (Cost $265,436,299)		$343,208,524

RIGHTS - 0.10%
Kloeckner & Company SE (Expiration Date:
06/09/2011, Strike Price EUR 15.85) (I)(L)	111,930	360,816

TOTAL RIGHTS (Cost $0)		$360,816

SECURITIES LENDING COLLATERAL - 5.28%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	1,913,863	19,154,132

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,151,360)		$19,154,132

SHORT-TERM INVESTMENTS - 4.63%
Time Deposits - 4.63%
Bank of Montreal Time Deposit, 0.0800%,
06/01/2011 *	$10,000,000	$10,000,000
Paribas Corp., Time Deposit, 0.0700%,
06/01/2011 *	6,800,000	6,800,000

		16,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $16,800,000)		$16,800,000

Total Investments (International Small Cap Fund)
(Cost $301,387,659) - 104.58%		$379,523,472
Other assets and liabilities, net - (4.58%)		(16,627,910)

TOTAL NET ASSETS - 100.00%		$362,895,562

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.99%
Australia - 7.98%
Acrux, Ltd. (I)	23,000	$90,761
Adamus Resources, Ltd. (I)	26,750	18,780
Adelaide Brighton, Ltd.	62,951	211,907
Aditya Birla Minerals, Ltd.	40,783	77,637

The accompanying notes are an integral part of the financial statements.	96

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
AED Oil, Ltd. (I)(L)	18,722	$3,806
AJ Lucas Group, Ltd. (I)	6,727	9,697
Alchemia, Ltd. (I)	25,636	18,904
Alesco Corp., Ltd.	12,775	42,031
Alkane Resources, Ltd. (I)	24,556	54,327
Alliance Resources, Ltd. (I)	40,937	12,029
Amalgamated Holdings, Ltd.	18,031	113,013
Amcom Telecommunications, Ltd. (I)	85,249	30,487
Ampella Mining, Ltd. (I)	2,101	5,126
Ansell, Ltd.	23,019	345,981
Anvil Mining, Ltd. (I)	12,049	75,489
APA Group, Ltd.	47,372	217,665
APN News & Media, Ltd.	70,096	105,375
Arafura Resources, Ltd. (I)	26,667	32,498
ARB Corp., Ltd.	8,257	71,216
Aristocrat Leisure, Ltd.	23,946	69,972
ASG Group, Ltd. (I)	7,517	7,721
Atlantic, Ltd. (I)	4,449	9,111
Aurora Oil and Gas, Ltd. (I)	28,719	104,486
Ausdrill, Ltd.	24,174	90,428
Ausenco, Ltd. (I)	8,453	28,029
Austal, Ltd.	12,569	36,250
Austar United Communications, Ltd. (I)	82,457	118,072
Austbrokers Holdings, Ltd (I)	635	4,260
Austin Engineering, Ltd.	1,745	9,943
Australian Agricultural Company, Ltd. (I)	24,185	37,736
Australian Infrastructure Fund	82,078	160,196
Australian
Pharmaceutical Industries, Ltd. (I)	56,375	17,795
Australian Worldwide Exploration, Ltd. (I)	56,285	87,304
Automotive Holdings Group	26,456	66,203
AVJennings, Ltd.	32,942	17,420
Azumah Resources, Ltd. (I)	6,903	4,405
Bandanna Energy Ltd. (I)	20,036	45,097
Bank of Queensland, Ltd.	6,456	60,416
Bc Iron, Ltd. (I)	7,691	24,575
Beach Energy, Ltd.	164,336	177,643
Beadell Resources, Ltd. (I)	34,971	31,684
Becton Property Group (I)	11,935	167
Bendigo Mining, Ltd.	20,172	2,117
Berkeley Resources, Ltd. (I)	4,742	2,189
Billabong International, Ltd.	12,568	85,456
Biota Holdings, Ltd. (I)	39,986	50,861
Blackmores, Ltd.	1,614	48,316
Boart Longyear Group	78,496	360,174
Boom Logistics, Ltd. (I)	42,444	14,085
Bow Energy, Ltd. (I)	55,754	52,760
Bradken, Ltd.	33,927	316,685
Breville Group, Ltd.	19,121	68,391
Brickworks, Ltd.	5,184	58,163
Cabcharge Australia, Ltd.	20,355	113,256
Campbell Brothers, Ltd.	1,443	70,676
Cape Lambert Iron Ore, Ltd. (I)	117,043	61,991
Cardno, Ltd.	10,710	64,806
Carnarvon Petroleum, Ltd. (I)	59,353	13,997
Cash Converters International, Ltd.	16,548	12,123
Catalpa Resources, Ltd. (I)	31,172	59,718
Cellestis, Ltd.	9,557	34,124
Centamin Egypt, Ltd. (I)	81,495	172,064
Ceramic Fuel Cells, Ltd. (I)	126,217	17,531
Challenger, Ltd.	35,717	183,298
Chemgenex Pharmaceuticals, Ltd. (I)	16,902	12,557
Clough, Ltd.	23,830	17,570
Coal of Africa, Ltd. (I)	39,262	51,068
Coalspur Mines, Ltd. (I)	27,065	46,638

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Cockatoo Coal, Ltd. (I)	87,990	$43,709
Codan, Ltd.	4,533	6,040
Coffey International, Ltd.	17,660	9,807
Comdek, Ltd. (I)	9,069	8,416
Compass Resources, Ltd. (I)	15,577	2,495
ConnectEast Group	549,922	282,139
Conquest Mining, Ltd. (I)	63,601	31,557
Consolidated Media Holdings, Ltd.	37,958	114,789
Count Financial, Ltd.	16,149	18,549
Credit Corp. Group, Ltd.	4,455	23,732
CSR, Ltd.	18,988	59,944
CuDeco, Ltd. (I)	21,846	83,165
Customers, Ltd.	9,594	8,617
Decmil Group, Ltd. (I)	7,369	24,668
Deep Yellow, Ltd. (I)	56,297	10,268
Discovery Metals, Ltd. (I)	77,427	108,304
Domino’s Pizza Enterprises, Ltd.	456	3,019
Dragon Mining, Ltd. (I)	2,230	3,397
Duet Group	151,201	282,224
Duluxgroup, Ltd.	33,091	102,208
Eastern Star Gas, Ltd. (I)	95,905	69,832
Elders, Ltd. (I)	40,650	19,810
Elemental Minerals, Ltd. (I)	11,100	23,577
Emeco Holdings, Ltd.	73,594	83,556
Energy World Corp., Ltd. (I)	112,377	62,582
Envestra, Ltd.	87,615	58,986
Extract Resources, Ltd. (I)	11,558	97,375
Ferraus, Ltd. (I)(L)	36,238	30,206
FKP Property Group, Ltd.	82,975	64,452
Fleetwood Corp., Ltd.	5,897	68,907
FlexiGroup, Ltd.	75,857	178,522
Flight Centre, Ltd.	8,110	191,570
Flinders Mines, Ltd. (I)	121,835	18,826
Focus Minerals, Ltd. (I)	509,833	38,721
Forest Enterprises Australia, Ltd. (I)	29,109	0
Forge Group, Ltd.	8,127	46,233
Galaxy Resources, Ltd. (I)(L)	16,452	15,531
Geodynamics, Ltd. (I)	31,447	6,729
Gindalbie Metals, Ltd. (I)(L)	44,120	45,380
Gold One International, Ltd. (I)	25,363	13,855
Goodman Fielder, Ltd.	238,200	260,969
GrainCorp., Ltd.	31,091	274,773
Grange Resources Corp., Ltd. (I)	43,931	27,782
Great Southern Plantations, Ltd. (I)	47,114	0
Greenland Minerals & Energy, Ltd. (I)	35,101	24,992
Gryphon Minerals, Ltd. (I)	22,746	41,552
GUD Holdings, Ltd.	11,047	110,241
Gujarat NRE Coking Coal, Ltd. (I)	21,875	12,872
Gunns, Ltd. (I)	100,882	35,705
GWA International, Ltd.	27,947	90,185
Hastie Group, Ltd.	31,448	7,938
Heron Resources, Ltd. (I)	9,000	1,828
Hills Industries, Ltd.	27,614	37,611
Horizon Oil, Ltd. (I)	97,753	40,338
iiNET, Ltd.	9,172	28,235
Imdex, Ltd.	25,905	57,427
IMFAustralia, Ltd.	16,845	29,287
Independence Group NL	17,874	118,256
Indophil Resources NL (I)	41,044	24,843
Industrea, Ltd.	51,733	78,507
Infigen, Ltd.	70,305	23,342
Infomedia, Ltd.	45,314	10,889
Integra Mining, Ltd. (I)	66,637	33,976
International Ferro Metals, Ltd. (I)	582	205
Intrepid Mines, Ltd. (I)	48,378	98,422

The accompanying notes are an integral part of the financial statements.	97

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Invocare, Ltd.	12,728	$93,873
IOOF Holdings, Ltd.	29,308	209,733
Iress Market Technology, Ltd.	17,791	184,021
Iron Ore Holdings, Ltd. (I)	4,139	6,559
iSOFT Group Ltd. (I)	53,725	8,894
Ivanhoe Australia, Ltd. (I)	26,052	91,719
JB Hi-Fi, Ltd. (L)	4,566	83,815
Kagara Zinc, Ltd. (I)	47,616	30,154
Karoon Gas Australia, Ltd. (I)	19,998	141,251
Kimberley Metals, Ltd. (I)	8,314	2,980
Kingsgate Consolidated, Ltd.	21,020	176,462
Kingsrose Mining, Ltd. (I)	6,159	10,022
Linc Energy, Ltd. (I)	50,055	175,759
Liquefied Natural Gas, Ltd. (I)	19,165	9,252
Lynas Corp., Ltd. (I)	69,173	175,997
Macmahon Holdings, Ltd.	85,483	50,112
Marengo Mining, Ltd. (I)	31,237	10,217
Matrix Composites & Engineering, Ltd.	1,943	16,816
Mcmillan Shakespeare, Ltd.	7,069	80,135
McPherson’s, Ltd.	18,009	59,829
Medusa Mining, Ltd.	34,800	324,798
Melbourne IT, Ltd.	2,200	4,166
MEO Australia, Ltd. (I)	24,107	5,551
Mermaid Marine Australia, Ltd.	20,302	68,001
Metals X, Ltd. (I)	128,000	35,055
Metminco, Ltd. (I)	88,614	37,861
Minara Resources, Ltd.	40,832	32,350
Mincor Resources NL	36,432	43,693
Mineral Deposits, Ltd. (I)	1,331	9,312
Mineral Resources, Ltd.	12,820	166,031
Mirabela Nickel, Ltd. (I)	50,832	111,821
Molopo Australia, Ltd. (I)	28,437	24,621
Monadelphous Group, Ltd.	12,016	244,258
Mortgage Choice, Ltd.	11,340	15,279
Mount Gibson Iron, Ltd. (I)	151,507	301,107
Murchison Metals, Ltd. (I)(L)	59,669	62,699
Myer Holdings, Ltd.	76,525	234,820
Nanosonics, Ltd. (I)	8,290	7,075
Navitas, Ltd.	35,981	165,216
Neptune Marine Services, Ltd. (I)	23,710	860
Nexbis, Ltd. (I)	42,793	4,256
Nexus Energy, Ltd. (I)	90,761	34,494
NIB Holdings, Ltd.	31,272	49,813
Noble Mineral Resources, Ltd. (I)	41,564	27,127
Northern Iron, Ltd. (I)	12,457	24,574
NRW Holdings, Ltd.	17,785	54,324
Nucoal Resources Nl (I)	12,707	5,650
Nufarm, Ltd. (I)	20,622	106,825
Oakton, Ltd.	9,591	21,363
OceanaGold Corp. (I)	26,783	75,192
Orocobre, Ltd. (I)	3,375	7,921
OrotonGroup, Ltd.	2,980	24,925
Pacific Brands, Ltd.	174,508	133,376
Pan Pacific Petroleum NL (I)	67,247	10,468
Panaust, Ltd.	22,063	95,897
PaperlinX, Ltd. (I)	65,071	11,853
Peet & Company, Ltd.	33,458	63,955
Perilya, Ltd. (I)	30,460	21,413
Perpetual Trust of Australia, Ltd.	6,326	189,296
Perseus Mining, Ltd. (I)	62,541	182,947
Pharmaxis, Ltd. (I)	29,382	35,773
Photon Group, Ltd. (I)	155,087	7,286
Platinum Australia, Ltd. (I)	36,499	15,266
PMP, Ltd.	35,022	23,764
Premier Investments, Ltd.	15,519	104,384

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Primary Health Care, Ltd.	50,418	$189,491
Prime Television, Ltd.	15,587	11,828
PrimeAG Australia, Ltd. (I)	5,345	8,088
Programmed Maintenance Services, Ltd.	14,733	33,763
Ramelius Resources, Ltd. (I)	58,054	86,089
RCR Tomlinson, Ltd.	22,598	43,458
REA Group, Ltd.	8,665	118,534
Reckon, Ltd.	14,138	35,171
Redflex Holdings, Ltd.	5,472	10,641
Regis Resources, Ltd. (I)	30,552	77,193
Resolute Mining, Ltd. (I)	43,345	52,200
Rex Minerals, Ltd. (I)	25,561	76,990
Rialto Energy, Ltd. (I)	28,425	14,612
Ridley Corp., Ltd.	27,918	37,895
Roc Oil Company, Ltd. (I)	81,308	31,290
SAI Global, Ltd.	32,704	172,487
Sally Malay Mining, Ltd.	27,777	60,109
Salmat, Ltd.	15,825	66,847
Samson Oil & Gas, Ltd. (I)	96,490	12,885
Sandfire Resources Nl (I)	14,137	107,589
Saracen Mineral Holdings, Ltd. (I)	68,311	49,738
Sedgman, Ltd.	11,517	22,621
ServCorp, Ltd.	10,693	34,516
Service Stream, Ltd. (I)	8,282	4,745
Seven Network, Ltd.	6,416	62,118
Sigma Pharmaceuticals, Ltd. (I)	111,268	45,230
Silex Systems, Ltd. (I)	12,058	46,443
Silver Lake Resources, Ltd. (I)	11,183	21,593
Sirtex Medical, Ltd.	892	4,869
Skilled Group, Ltd. (I)	2,114	5,285
Slater & Gordon, Ltd.	1,921	4,564
SMS Management & Technology, Ltd.	12,633	85,093
Southern Cross Media Group, Ltd.	87,999	136,813
Spark Infrastructure Group	189,679	250,331
Specialty Fashion Group, Ltd.	51,331	51,929
Spotless Group, Ltd.	25,238	64,957
St. Barbara, Ltd. (I)	50,884	106,616
Starpharma Holdings, Ltd. (I)	7,424	12,561
Straits Metals, Ltd. (I)	26,787	20,494
STW Communications Group, Ltd.	36,346	42,859
Sundance Energy Australia, Ltd. (I)	9,305	7,448
Sundance Resources, Ltd. (I)	390,505	165,443
Super Cheap Auto Group, Ltd.	13,172	98,494
Swick Mining Services, Ltd. (I)	30,800	13,500
Talent2 International, Ltd.	6,000	9,615
Tanami Gold Nl (I)	7,535	6,841
Tap Oil, Ltd. (I)	27,939	28,416
Tassal Group, Ltd.	11,577	18,296
Technology One, Ltd.	32,670	38,287
Ten Network Holdings, Ltd.	157,654	205,889
Terramin Australia, Ltd. (I)	16,521	6,169
TFS Corp., Ltd.	25,702	25,158
Thakral Holdings Group, Ltd. (I)	63,390	39,212
The Reject Shop, Ltd.	2,608	33,929
Thorn Group, Ltd.	15,982	35,503
Tiger Resources, Ltd. (I)	48,884	25,082
Tox Free Solutions, Ltd.	8,234	18,297
TPG Telecom, Ltd.	63,587	116,469
Transfield Services Infrastructure Fund	24,510	21,995
Transfield Services, Ltd.	79,262	303,193
Transpacific Industries Group, Ltd. (I)	47,768	47,303
Troy Resources NL (I)	5,183	20,023
UXC, Ltd. (I)	32,540	20,887
Victoria Petroleum Nl (I)	30,752	11,989
Village Roadshow, Ltd.	20,000	87,289

The accompanying notes are an integral part of the financial statements.	98

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Virgin Blue Holdings, Ltd. (I)	221,987	$68,885
Watpac, Ltd.	13,238	20,101
WDS, Ltd.	18,432	14,975
Webjet, Ltd.	3,680	7,568
West Australian Newspapers Holdings, Ltd.	22,839	105,105
Western Areas NL	17,246	118,003
White Energy Company, Ltd. (I)	29,677	61,940
WHK Group, Ltd.	26,888	26,436
Wide Bay Australia, Ltd.	4,409	43,420
Windimurra Vanadium, Ltd. (I)	26,928	0
Wotif.com Holdings, Ltd.	16,900	92,025

		17,696,164
Austria - 0.71%
A-TEC Industries AG (I)	1,566	4,256
Agrana Beteiligungs AG	568	63,069
Andritz AG	3,509	369,650
Austria Technologie & Systemtechnik AG	726	15,806
Austriamicrosystems AG	1,229	65,230
BWT AG	1,074	30,437
CA Immobilien Anlagen AG (I)	1,265	24,419
Cat Oil AG	197	2,139
EVN AG (L)	2,988	58,343
Flughafen Wien AG	1,118	65,198
Intercell AG (I)	4,221	33,339
Kapsch Trafficcom Ag	53	4,892
Lenzing AG (L)	1,141	168,741
Mayr-Melnhof Karton AG	705	83,559
Oesterreichische Post AG	4,024	130,931
Palfinger AG	1,770	70,920
RHI AG	2,919	92,959
Rosenbauer International AG	395	21,922
S&T System Integration & Technology
Distribution AG (I)	487	1,908
Schoeller-Bleckmann Oilfield
Equipment AG	1,107	106,809
Semperit AG Holding	406	21,595
Strabag SE	720	22,301
Uniqa Versicherungen AG	4,818	108,239
Warimpex Finanz- und Beteiligungs AG (I)	3,221	10,857
Wienerberger Baustoffindustrie AG	427	8,316

		1,585,835
Belgium - 1.15%
Ablynx NV (I)	2,975	37,597
Ackermans & Van Haaren NV	3,700	356,148
AGFA Gevaert NV (I)	21,555	105,725
AGFA Gevaert NV (I)	5,388	16
Arseus NV	1,955	34,081
Banque Nationale de Belgique	23	114,303
Barco NV	1,197	95,292
Compagnie d’Entreprises CFE	756	57,756
Compagnie Immobiliere de Belgique SA	440	20,135
Compagnie Maritime Belge SA	1,734	50,371
D’ieteren SA	4,980	335,219
Deceuninck Plastics NV (I)	2,954	8,121
Duvel Moortgat SA	230	24,531
Econocom Group SA	1,728	41,726
Elia System Operator SA (I)	576	231
Elia System Operator SA/NV	4,268	198,648
Euronav NV	3,097	45,052
EVS Broadcast Equipment SA	1,071	72,432
Exmar NV	2,007	18,122
Galapagos NV (I)	1,369	19,136
Gimv NV	607	40,159

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Image Recognition Integrated Systems	78	$3,921
Ion Beam Applications SA	2,739	30,197
Kinepolis Group NV	391	30,701
Lotus Bakeries SA	34	19,904
Melexis NV	2,366	43,494
Nyrstar (I)	21,337	286,578
Nyrstar - Strip VVPR (I)(L)	7,875	0
Omega Pharma SA	1,826	95,201
Recticel Sarecticel	1,714	19,137
Roularta Media Group NV	668	24,117
Sapec SA (I)	305	24,760
Sipef SA	888	85,895
Tessenderlo Chemie (I)	120	74
Tessenderlo Chemie NV	2,837	124,913
ThromboGenics NV (I)	1,173	34,291
Van De Velde NV	796	46,539

		2,544,523
Bermuda - 0.51%
Catlin Group, Ltd.	56,365	388,123
COL Capital, Ltd. (I)	28,000	5,405
CSI Properties, Ltd (I)	650,000	27,620
Golden Ocean Group, Ltd.	54,737	57,587
Hardy Underwriting Bermuda, Ltd.	7,592	36,402
Hiscox, Ltd.	53,182	369,766
Katanga Mining, Ltd. (I)	70,996	123,841
Lancashire Holdings, Ltd.	9,581	102,027
Neway Group Holdings, Ltd.	270,000	13,721
Sewco International Holdings, Ltd. (I)	104,000	4,149

		1,128,641
Canada - 13.27%
5N Plus, Inc. (I)	3,445	30,864
Aastra Technologies, Ltd	834	17,698
Absolute Software Corp. (I)	3,900	17,712
Advantage Oil & Gas, Ltd. (I)	28,208	237,287
Aecon Group, Inc.	5,499	49,663
AG Growth International, Inc.	1,300	65,882
AGF Management, Ltd.	13,999	293,605
Ainsworth Lumber Company, Ltd. (I)	5,403	16,730
Alacer Gold Corp. (I)	28,134	270,930
Alamos Gold, Inc.	17,060	256,556
Alexco Resource Corp. (I)	5,500	47,685
Algoma Central Corp.	160	16,605
Algonquin Power & Utilities Corp.	10,333	61,858
Alliance Grain Traders, Inc.	1,200	30,878
Altagas, Ltd.	12,612	325,437
Alterra Power Corp. (I)	8,806	8,089
Altius Minerals Corp. (I)	2,400	28,487
Anderson Energy, Ltd. (I)	20,300	20,953
Angle Energy, Inc. (I)	4,527	42,520
Arsenal Energy, Inc. (I)	37,930	29,754
Astral Media, Inc.	8,440	329,551
Atlantic Power Corp.	7,231	111,281
Atrium Innovations, Inc. (I)	3,200	53,342
ATS Automation Tooling Systems, Inc. (I)	8,723	61,854
Augusta Resource Corp. (I)	13,400	59,058
Aura Minerals, Inc. (I)	11,783	32,472
Aurizon Mines, Ltd. (I)	23,946	138,162
Avalon Rare Metals, Inc. (I)(L)	8,025	62,620
Avion Gold Corp. (I)	26,800	45,918
Axia NetMedia Corp. (I)	9,200	13,009
Azure Dynamics Corp. (I)	27,638	7,417
B2Gold Corp. (I)	14,146	45,409
Baja Mining Corp. (I)	19,900	23,005

The accompanying notes are an integral part of the financial statements.	99

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Ballard Power Systems, Inc. (I)	9,800	$17,196
Bankers Petroleum, Ltd. (I)	43,086	354,436
Bellatrix Exploration, Ltd. (I)	3,088	17,179
BELLUS Health, Inc. (I)	3,500	271
BioExx Specialty Proteins, Ltd. (I)	22,280	40,474
Birch Mountain Resources, Ltd. (I)	11,200	16
Birchcliff Energy, Ltd. (I)	16,253	220,095
Bird Construction, Inc.	4,605	57,512
Black Diamond Group, Ltd.	1,816	55,763
BlackPearl Resources, Inc. (I)	36,440	287,353
BMTC Group, Inc., Class A (I)	3,096	63,911
Bonterra Energy Corp.	1,207	76,991
Boralex, Inc. (I)	3,000	27,094
Breakwater Resources, Ltd. (I)	6,330	38,613
Bridgewater Systems Corp. (I)	4,172	26,956
Brigus Gold Corp. (I)	4,209	6,386
Burcon NutraScience Corp. (I)	1,800	17,222
Calfrac Well Services, Ltd.	4,613	163,694
Calian Technologies, Ltd.	500	9,903
Calvalley Petroleums, Inc. (I)	9,777	27,146
Canaccord Capital, Inc.	12,077	174,514
Canada Bread Company, Ltd.	2,740	130,969
Canadian Energy Services
& Technology Corp.	1,650	61,463
Canadian Western Bank	9,597	297,365
Canam Group, Inc.	4,070	31,927
Candente Gold Corp. (I)	1,720	1,065
Candente Resource Corp. (I)	8,600	14,469
Canfor Corp. (I)	15,201	173,842
Cangene Corp. (I)	3,800	7,648
Canyon Services Group, Inc.	3,700	60,225
Capstone Infrastructure Corp.	1,702	14,370
Capstone Mining Corp. (I)	21,310	78,523
Cardero Resource Corp. (I)	7,700	12,398
Cardiome Pharma Corp. (I)	8,400	44,131
Carpathian Gold, Inc. (I)	20,000	9,289
Cascades, Inc.	8,818	56,611
Catalyst Paper Corp. (I)	54,263	8,411
Cathedral Energy Services, Ltd.	3,900	29,788
CCL Industries, Inc.	4,178	142,177
CE Franklin, Ltd. (I)	2,786	27,404
Celestica, Inc. (I)	30,304	311,219
Celtic Exploration, Ltd. (I)	10,392	216,668
Cequence Energy, Ltd. (I)	1,392	5,057
China Gold
International Resources Corp., Ltd. (I)	34,900	159,218
Chinook Energy, Inc. (I)	4,291	8,459
Cineplex, Inc.	3,816	102,288
Claude Resources, Inc. (I)	21,200	46,608
Cline Mining Corp. (I)	9,200	27,348
Cogeco Cable, Inc.	3,652	167,928
Colossus Minerals, Inc. (I)	7,150	59,777
COM DEV International, Ltd. (I)	7,500	21,133
Computer Modelling Group, Ltd.	800	24,446
Connacher Oil and Gas, Ltd. (I)	47,523	59,842
Constellation Software, Inc.	1,700	131,161
Contrans Group, Inc., Class A	4,660	40,884
Copper Mountain Mining Corp. (I)	5,675	47,621
Corby Distilleries, Ltd.	2,222	38,300
Corridor Resources, Inc. (I)	11,000	48,026
Corus Entertainment, Inc.	12,190	256,042
Corvus Gold, Inc. (I)	2,048	1,374
Cott Corp. (I)	6,083	52,991
Crew Energy, Inc. (I)	12,973	211,831
Crystallex International Corp. (I)	43,800	4,973

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Davis & Henderson Income Corp.	1,398	$28,974
Daylight Energy, Ltd. (L)	27,451	282,486
Delphi Energy Corp. (I)	14,600	39,482
Denison Mines Corp. (I)	33,697	76,865
Detour Gold Corp. (I)	7,000	223,688
Divestco, Inc., Class A	2,300	392
Dollarama, Inc. (I)	7,143	231,501
Dorel Industries, Inc., Class B	5,185	155,735
Dragonwave, Inc. (I)	2,598	17,644
Duluth Metals, Ltd. (I)	17,000	41,234
Dundee Capital Markets, Inc. (I)	10,643	15,489
Dundee Precious Metals, Inc. (I)	14,800	128,470
Eastern Platinum, Ltd. (I)	112,023	117,937
Easyhome, Ltd.	700	6,206
ECU Silver Mining, Inc. (I)	61,000	52,887
Electrovaya, Inc. (I)	5,656	11,617
Enbridge Income Fund Holdings, Inc.	1,350	28,439
Endeavour Silver Corp. (I)	6,200	63,865
Enghouse Systems, Ltd.	1,100	11,274
Ensign Energy Services, Inc. (L)	21,937	438,582
Entree Gold, Inc. (I)	7,500	18,114
Epsilon Energy, Ltd. (I)	5,500	22,367
Equal Energy, Ltd. (I)	729	5,440
Equinox Minerals, Ltd. (I)	17,416	145,965
Equitable Group, Inc.	1,700	55,693
European Goldfields, Ltd. (I)	20,019	279,772
Evertz Technologies, Ltd.	4,539	77,067
Excellon Resources, Inc. (I)	14,100	12,079
Exchange Income Corp.	966	23,291
Exeter Resource Corp. (I)	7,379	36,406
Exfo Electro Optical Engineering, Inc. (I)	912	8,331
Fairborne Energy, Ltd. (I)	8,600	42,962
Far West Mining, Ltd. (I)	4,700	36,626
First Capital Realty, Inc.	1,222	21,190
First Majestic Silver Corp (I)	11,500	243,211
FirstService Corp. (I)	1,882	69,367
Flint Energy Services, Ltd. (I)	5,120	74,460
Formation Metals, Inc. (I)	4,142	5,002
Forsys Metals Corp. (I)	15,300	26,057
Fortress Paper, Ltd. (I)	1,804	67,944
Fortuna Silver Mines, Inc. (I)	8,800	47,867
Fortune Minerals, Ltd. (I)	3,334	4,990
Forzani Group, Ltd.	5,528	150,517
Fraser Papers, Inc. (I)	4,800	0
Galleon Energy, Inc. (I)	11,550	37,552
Gammon Gold, Inc. (I)	23,650	244,104
Garda World Security Corp. (I)	7,700	83,688
GBS Gold International, Inc. (I)	30,800	0
Genivar, Inc.	1,300	38,765
Gennum Corp.	4,158	32,617
Geomark Exploration, Inc. (I)	5,776	6,856
Glacier Media, Inc. (I)	8,800	21,527
Glentel, Inc.	2,200	46,754
Gluskin Sheff & Associates, Inc.	1,700	32,830
GLV, Inc., Class A (I)	1,851	15,437
GMP Capital, Inc.	8,154	120,772
Grande Cache Coal Corp. (I)	17,700	151,816
Great Canadian Gaming Corp. (I)	8,850	70,336
Great Panther Silver, Ltd. (I)	5,550	18,045
Greystar Resources, Ltd. (I)	4,600	16,808
Groupe Aeroplan, Inc.	23,768	327,014
Guyana Goldfields, Inc. (I)	7,300	65,477
Hanfeng Evergreen, Inc. (I)	3,700	20,546
Harry Winston Diamond Corp. (I)	10,720	188,984
Hemisphere GPS, Inc. (I)	10,400	12,774

The accompanying notes are an integral part of the financial statements.	100

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Heroux-Devtek, Inc. (I)	3,900	$34,779
Home Capital Group, Inc.	5,312	309,174
HudBay Minerals, Inc.	26,092	394,538
Imax Corp. (I)	8,449	314,118
Imperial Metals Corp. (I)	2,600	55,792
Imris, Inc. (I)	2,000	14,842
Innergex Renewable Energy, Inc.	6,172	63,704
Inter Citic Minerals Inc Common Stock (I)	13,600	22,039
Intermap Technologies Corp. (I)	7,800	3,140
International Forest Products, Ltd. (I)	5,150	29,236
International Tower Hill Mines, Ltd. (I)	4,097	33,576
Ivanhoe Energy, Inc. (I)(L)	32,400	73,237
KAB Distribution, Inc. (I)	18,405	15
Keegan Resources, Inc. (I)	3,731	33,696
Keyera Corp.	2,394	103,682
Killam Properties Inc.	87	976
Kimber Resources, Inc. (I)	1,750	3,287
Kingsway Financial Services, Inc. (I)	8,700	8,890
Kirkland Lake Gold, Inc. (I)	5,309	80,113
La Mancha Resources, Inc. (I)	13,311	30,088
Labrador Iron Mines Holdings, Ltd. (I)	2,897	39,948
Lake Shore Gold Corp. (I)	39,157	146,710
Laramide Resources, Ltd. (I)	11,400	16,120
Laurentian Bank of Canada	6,628	357,790
Le Chateau, Inc.	2,400	24,524
Legacy Oil & Gas, Inc. (I)	16,652	238,733
Leon’s Furniture, Ltd.	7,809	109,617
Linamar Corp.	12,009	264,760
MacDonald Dettwiler & Associates, Ltd.	7,040	412,583
MAG Silver Corp. (I)	5,100	51,640
Major Drilling Group International	12,132	193,842
Manitoba Telecom Services, Inc.	3,400	120,931
Maple Leaf Foods, Inc.	14,133	172,423
Marsulex, Inc.	3,500	49,564
Martinrea International, Inc. (I)	11,418	99,938
Maxim Power Corp. (I)	6,300	20,093
Medwell Capital Corp. (I)	8,900	1,883
Mega Brands, Inc. (I)	4,144	2,010
Mega Uranium, Ltd. (I)	26,600	13,453
Mercator Minerals, Ltd. (I)	13,175	42,020
Methanex Corp.	14,988	477,865
Midway Energy, Ltd. (I)	4,402	20,446
Migao Corp. (I)	3,400	22,565
Minefinders Corp. (I)	7,000	93,276
Mineral Deposits, Ltd. (I)	3,505	9,260
MKS, Inc.	1,550	41,900
Mosaid Technologies, Inc.	1,500	50,952
Mullen Group, Ltd.	13,066	277,139
Nal Energy Corp.	9,561	116,052
Nautilus Minerals, Inc. (I)	20,040	56,675
Neo Material Technologies, Inc. (I)	10,100	103,935
Nevada Copper Corp. (I)	6,158	36,038
Newalta, Inc.	2,197	29,321
NGEx Resources, Inc. (I)	15,800	53,327
Norbord, Inc. (I)	3,223	42,847
Nordion, Inc.	15,568	173,058
North American Energy Partners, Inc. (I)	1,632	15,430
North American Palladium, Ltd. (I)	8,050	33,401
Northern Dynasty Minerals, Ltd. (I)	7,976	101,094
Northgate Minerals Corp. (I)	40,567	118,914
Novagold Resources, Inc. (I)	17,800	205,770
NuVista Energy, Ltd.	13,002	126,551
Oncolytics Biotech, Inc. (I)	3,800	24,161
OPTI Canada, Inc. (I)(L)	26,100	4,984
Orvana Minerals, Corp. (I)	9,998	25,799

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Pace Oil And Gas, Ltd. (I)	1,158	$10,076
Paladin Labs, Inc. (I)	1,400	58,306
Paramount Resources, Ltd. (I)	6,355	187,859
Parkland Fuel Corp.	2,700	35,002
Pason Systems, Inc.	9,795	150,132
Pelangio Exploration, Inc. (I)	4,200	3,035
Peregrine Diamonds, Ltd. (I)	13,425	29,376
Perpetual Energy, Inc.	12,832	49,535
Petaquilla Minerals, Ltd. (I)	10,038	7,149
Petrobank Energy & Resources, Ltd. (I)	204	3,615
Peyto Exploration & Development Corp.	5,192	112,859
PHX Energy Services Corp.	356	4,487
Pilot Gold, Inc. (I)	4,070	12,981
Platinum Group Metals, Ltd. (I)	11,200	23,236
Points International, Ltd. (I)	1,650	17,439
Polymet Mining Corp. (I)	13,500	23,688
Precision Drilling Corp. (I)	28,972	448,851
Premium Brands Holdings Corp.	2,145	38,678
Progress Energy Resources Corp.	29,900	427,429
Progressive Waste Solutions, Ltd.	3,500	87,712
Pulse Seismic, Inc. (I)	927	1,961
QLT, Inc. (I)	8,200	61,361
Quadra FNX Mining, Ltd. (I)	4,800	72,878
Quebecor, Inc.	7,318	253,941
Queenston Mining, Inc. (I)	5,100	38,111
Questerre Energy Corp. (I)	23,900	25,655
Ram Power Corp. (I)	11,984	5,999
Redcorp Ventures, Ltd. (I)	9,000	0
Reitmans Canada, Ltd.	300	5,187
Reitmans Canada, Ltd., Class A	7,751	142,004
Resverlogix Corp. (I)	5,300	10,722
Richelieu Hardware, Ltd.	2,200	63,898
Ritchie Brothers Auctioneers, Inc.	16,054	447,394
Rock Energy, Inc. (I)	373	1,617
RONA, Inc.	21,130	265,420
RS Technologies, Inc. (I)	184	65
Rubicon Minerals Corp. (I)	21,100	102,141
Ruggedcom, Inc. (I)	900	19,972
Russel Metals, Inc.	10,237	254,961
Sabina Gold & Silver Corp. (I)	8,968	62,480
San Gold Corp. (I)	18,482	59,327
Sandvine Corp. (I)	12,400	25,469
Savanna Energy Services Corp. (I)	9,568	101,423
Scorpio Mining Corp. (I)	7,800	10,949
Seabridge Gold, Inc. (I)	6,045	181,066
SEMAFO, Inc. (I)	32,100	280,629
Shawcor, Ltd., Class A	9,851	318,351
Sherritt International Corp.	40,823	301,269
Shore Gold, Inc. (I)	400	293
Sierra Wireless, Inc. (I)	3,750	45,286
Silver Standard Resources, Inc. (I)	11,791	348,065
Silvercorp Metals, Inc.	25,295	282,492
Softchoice Corp. (I)	2,000	17,340
Sonde Resources Corp. (I)	1,397	4,585
Southern Pacific Resource Corp. (I)	25,970	45,300
SouthGobi Energy Resources, Ltd. (I)	4,080	46,786
Sprott Resource Corp. (I)	11,715	60,942
Sprott Resource Lending Corp. (I)	18,000	33,256
Sprott, Inc.	2,900	26,789
St Andrew Goldfields, Ltd. (I)	15,500	16,478
Stantec, Inc. (I)	8,568	261,944
Stella-Jones, Inc.	700	24,926
Stornoway Diamond Corp. (I)	2,566	6,039
Student Transportation of America, Ltd.	5,410	37,301
SunOpta, Inc. (I)	5,771	44,674

The accompanying notes are an integral part of the financial statements.	101

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Superior Plus Corp.	14,000	$168,055
Tanzanian Royalty Exploration Corp. (I)	10,900	82,466
Taseko Mines, Ltd. (I)	19,800	102,592
Tembec, Inc. (I)	7,330	32,154
The Cash Store Financial Services, Inc.	1,710	23,686
The Churchill Corp. (I)	1,700	32,637
The Descartes Systems Group, Inc. (I)	4,700	31,969
The Jean Coutu Group (PJC), Inc.	14,361	168,831
Theratechnologies, Inc. (I)	6,398	30,047
Thompson Creek
Metals Company, Inc. (I)(L)	18,972	205,219
TMX Group, Inc. (L)	11,500	526,067
Torex Gold Resources, Inc. (I)	26,321	45,913
Toromont Industries, Ltd.	12,443	401,346
Torstar Corp.	7,600	100,329
Total Energy Services, Inc.	3,367	49,974
Transcontinental, Inc.	11,675	176,538
TransForce, Inc.	11,166	180,943
Transglobe Energy Corp. (I)	8,300	129,702
Transition Therapeutics, Inc. (I)	3,200	10,041
Trilogy Energy Corp.	7,916	206,632
Trinidad Drilling, Ltd.	16,500	186,484
Turnkey E&p, Inc. (I)	1,100	0
Twin Butte Energy, Ltd. (I)	12,900	35,817
U308 Corp. (I)	3,303	1,791
UEX Corp. (I)	14,600	16,878
Uni-Select, Inc.	2,200	61,287
UR-Energy, Inc. (I)	10,200	16,634
Valener, Inc.	412	6,953
Vecima Networks, Inc. (I)	2,921	10,070
Vector Aerospace Corp. (I)	2,300	30,648
Veresen, Inc.	5,210	78,189
Vero Energy, Inc. (I)	5,900	35,503
Vicwest, Inc.	663	10,901
Virginia Mines, Inc. (I)	3,063	26,367
Vitran Corp., Inc. (I)	300	4,490
Wajax Corp.	1,000	39,996
Waterfurance Renewable Energy, Inc.	1,161	27,885
Wesdome Gold Mines, Ltd.	11,600	31,369
West Fraser Timber Company, Ltd.	6,481	334,134
Westport Innovations, Inc. (I)	3,900	96,328
Wi-LAN, Inc.	12,200	99,731
Winpak, Ltd.	6,500	78,361
Xceed Mortgage Corp. (I)	1,800	1,338
Xtreme Coil Drilling Corp. (I)	6,548	33,793
Yellow Media, Inc. (L)	58,665	228,883
Yukon-nevada Gold Corp. (I)	5,000	2,529
Zargon Oil & Gas, Ltd.	1,600	36,480
Zarlink Semiconductor, Inc. (I)	9,400	22,897

		29,437,804
China - 0.12%
Aupu Group Holding Company, Ltd.	108,000	11,812
Bund Center Investment, Ltd. (I)	222,000	35,117
China XLX Fertiliser, Ltd.	70,000	23,279
Delong Holdings, Ltd. (I)	45,500	13,875
Epure International, Ltd.	79,000	47,571
Guangnan Holdings, Ltd.	108,000	19,482
Pacific Textile Holdings, Ltd.	116,000	75,634
Sino Dragon New
Energy Holdings, Ltd. (I)	288,000	33,362

		260,132
Cyprus - 0.26%
Bank of Cyprus PCL	87,950	291,397

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cyprus (continued)
Deep Sea Supply PLC (I)	4,703	$12,240
Marfin Popular Bank PLC (I)	36,605	33,220
ProSafe ASA	30,874	243,469

		580,326
Denmark - 1.05%
ALK-Abello A/S	663	41,347
Alm Brand A/S (I)	11,260	26,258
Ambu A/S	800	23,120
Auriga Industries	2,034	37,343
Bang & Olufsen A/S (I)	4,791	66,126
Bavarian Nordic A/S (I)(L)	1,471	20,602
Bavarian Nordic A/S	1,471	20,602
BoConcept Holding A/S (I)	75	2,270
Brodrene Hartmann A/S	800	13,077
Capinordic A/S (I)	9,300	1,560
D/S Norden A/S	2,936	104,825
Dalhoff Larsen & Horneman A/S (I)	2,500	6,370
DFDS A/S	425	36,698
DiBa Bank A/S (I)	550	5,864
East Asiatic Company, Ltd. A/S	1,821	54,926
Fionia Bank A/S (I)	1,250	0
Fluegger A/S	225	18,679
Genmab A/S (I)	3,921	36,210
GN Store Nord A/S	25,735	256,643
Greentech Energy Systems A/S (I)	6,004	21,440
Gronlandsbanken	20	1,671
Harboes Bryggeri A/S	441	10,153
IC Companys A/S	3,227	148,485
Jeudan A/S	492	40,666
NeuroSearch A/S (I)	2,902	29,749
NKT Holding A/S	383	25,474
Nordjyske Bank A/S	1,190	21,117
Ostjydsk Bank A/S (I)	213	12,728
Parken Sport & Entertainment A/S (I)(L)	864	17,993
PER Aarsleff A/S	420	38,104
Pharmexa A/S (I)	10,600	741
Ringkjoebing Landbobank A/S	485	62,647
Rockwool International A/S	296	36,392
Roskilde Bank A/S (I)	495	0
Royal Unibrew A/S	1,172	81,838
Satair A/S	591	58,265
Schouw & Company A/S	2,506	69,222
SimCorp A/S	783	145,874
Sjaelso Gruppen A/S (I)	2,935	4,663
Solar Holdings A/S	900	68,657
Spar Nord Bank A/S (I)	8,152	72,363
Sparbank (I)	275	3,361
Sydbank A/S	9,657	244,588
Thrane & Thrane A/S	800	40,722
TK Development A/S (I)	3,786	16,999
Topdanmark A/S (I)	1,269	236,966
TopoTarget A/S (I)	15,000	6,526
Torm A/S (I)	2,787	14,901
Vestjysk Bank A/S (I)	3,265	28,916

		2,333,741
Finland - 2.33%
Ahlstrom OYJ	1,578	39,312
Alma Media OYJ	7,542	73,160
Amer Sports OYJ	17,431	278,623
Aspo OYJ	2,896	30,224
Atria PLC	1,229	13,766
BasWare OYJ	314	11,657
Biotie Therapies OYJ (I)	12,137	11,009

The accompanying notes are an integral part of the financial statements.	102

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Cargotec Corp. OYJ	5,686	$292,864
Citycon OYJ	2,257	10,929
Cramo OYJ	3,712	90,888
Digia PLC	2,622	14,309
Elektrobit Corp.	9,773	7,596
Elisa OYJ, Class A	5,164	114,121
Etteplan OYJ	276	1,216
F-Secure OYJ	10,255	36,169
Finnair OYJ (I)	8,025	44,178
Finnlines OYJ (I)	2,378	27,021
Fiskars Corp.	7,608	190,090
HK Ruokatalo OYJ	5,218	42,939
Huhtamaki OYJ	10,866	148,379
Ilkka-Yhtyma OYJ	1,877	20,508
KCI Konecranes OYJ	8,126	336,477
Kemira OYJ	8,209	146,780
Lannen Tehtaat OYJ	930	22,515
Lassila & Tikanoja OYJ	3,716	69,063
Lemminkainen OYJ	993	33,464
M-real OYJ (I)	32,204	143,667
Olvi OYJ	1,918	51,483
Oriola-KD OYJ	22,667	91,435
Orion OYJ, Series A	6,324	163,141
Orion OYJ, Series B	15,474	402,473
Outotec OYJ	5,585	325,500
PKC Group OYJ	546	13,478
Ponsse OYJ	1,465	22,590
Poyry OYJ	4,503	72,820
Raisio OYJ	15,131	54,569
Ramirent OYJ	8,993	133,560
Rapala VMC OYJ	617	5,811
Rautaruukki OYJ	12,663	299,444
Ruukki Group OYJ (I)	20,289	47,585
Sanoma OYJ (L)	1,944	36,944
Scanfil OYJ	3,082	11,641
Stockmann OYJ Abp, Series A	1,949	62,676
Stockmann OYJ Abp, Series B	4,072	121,988
Talvivaara Mining Company PLC (I)	12,313	97,631
Tecnomen OYJ (I)	10,173	5,276
Teleste OYJ	1,377	7,720
Tieto OYJ	7,664	133,833
Tikkurila OYJ	2,052	48,476
Uponor OYJ	6,920	127,320
Vacon OYJ	1,063	69,078
Vaisala OYJ	1,483	47,240
YIT OYJ	17,181	466,487

		5,171,123
France - 4.20%
ABC Arbitrage	1,186	13,121
Ales Groupe SA (I)	435	9,117
Altamir Amboise (I)	488	5,380
Alten SA	2,039	81,089
Altran Technologies SA (I)	11,249	92,941
April Group SA	1,609	47,227
Assystem SA	1,674	42,436
Avanquest Software SA (I)	1,218	4,475
Beneteau SA	4,379	90,476
Boiron SA	834	38,332
Bonduelle SCA	372	37,237
Bongrain SA	645	59,681
Bourbon SA (L)	5,570	267,522
Boursorama (I)	382	4,888
Bull SA (I)	11,140	75,789
Canal Plus SA	6,204	46,733

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Cegedim SA	484	$30,389
Cegid SA	599	19,250
Cfao Sa	1,100	45,274
Ciments Francais SA	612	61,477
Club Mediterranee SA (I)	3,671	82,259
Compagnie Plastic Omnium SA	4,107	133,568
Delachaux SA	877	103,655
Devoteam SA	1,117	31,286
Electricite de Strasbourg SA	142	23,705
Esso SAF	513	70,133
Etablissements Maurel et Prom SA (I)	10,820	261,840
Euro Disney SCA (I)	3,416	40,568
Eurofins Scientific	684	66,097
Exel Industries SA	185	11,056
Faiveley Transport	274	27,040
Faurecia	5,887	252,132
Financiere Marc de Lacharriere SA	1,072	42,919
Fleury Michon SA	344	16,590
GameLoft SA (I)	3,864	28,122
Gaumont SA	489	32,127
GFI Informatique SA (I)	5,737	33,055
GIFI	408	49,357
GL Events SA	910	35,209
Groupe Steria SA	3,594	108,692
Guerbet SA	180	20,158
Guyenne & Gascogne SA	699	110,698
Haulotte Group (I)	1,065	23,195
Havas SA	57,577	295,377
Hi-Media SA (I)	1,625	8,885
IMS International Metal Service (I)	913	23,663
Infogrames Entertainment SA (I)	3,415	14,259
Ingenico SA	4,116	191,510
Inter Parfums	176	7,048
Ipsen SA	3,650	149,787
Ipsos SA	2,342	115,630
Kaufman & Broad SA (I)	1,176	38,213
Korian	1,887	47,743
Laurent-Perrier SA	374	46,017
Lisi SA	546	49,616
LVL Medical Groupe SA (I)	806	20,855
M6-Metropole Television SA	6,518	153,234
Maisons France Confort SA	510	25,605
Manitou BF SA (I)	1,754	55,180
Manutan SA	963	74,101
Marseill Tunnel Prado-Carena	219	8,150
Meetic (I)	1,062	22,982
Mersen	2,631	154,179
Montupet SA (I)	553	6,382
Naturex	383	32,299
Neopost SA	4,126	370,382
Nexans SA (L)	4,933	480,028
Nexity SA	4,255	203,849
NicOx SA (I)	3,351	9,181
Norbert Dentressangle SA	882	99,077
Orpea SA	3,018	146,169
PagesJaunes Groupe (L)	13,290	137,092
Parrot SA (I)	453	17,686
Penauille Polyservices SA (I)	11,988	105,295
Pierre & Vacances SA	562	45,290
Rallye SA	2,887	141,689
Recylex SA (I)	2,162	20,448
Remy Cointreau SA	2,840	233,530
Rhodia SA (L)	18,980	850,797
Robertet SA	258	45,242
Rubis SA	1,518	188,095

The accompanying notes are an integral part of the financial statements.	103

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Sa des Ciments Vicat	1,716	$146,278
Saft Groupe SA	2,859	101,139
Samse SA	285	32,717
Seche Environnement	150	12,902
Sechilienne-Sidec SA	1,925	50,356
Sequana Capital	1,840	28,312
Societe Industrielle
D’Aviations Latecoere SA (I)	350	5,547
Societe Television Francaise	8,787	157,884
SOITEC (I)(L)	11,308	165,133
Somfy SA (L)	383	115,772
Sopra Group SA	529	62,868
SR Teleperformance SA	8,271	283,161
Stef-TFE Group	993	63,402
Sucriere de Pithiviers-Le-Vieil SA	59	70,183
Sword Group	465	14,724
Synergie SA	1,224	39,261
Technicolor (I)	8,670	59,900
Tessi SA	206	21,626
Theolia SA (I)(L)	6,581	12,414
Toupargel-Agrigel SA	936	18,942
Transgene SA (I)(L)	1,227	23,071
Trigano SA	2,853	98,395
UBISOFT Entertainment SA (I)	7,630	75,902
Union Financiere de France Banque SA	577	24,152
Viel & Compagnie SA	6,221	33,009
Vilmorin & Compagnie SA	743	90,923
Virbac SA	457	82,856
VM Materiaux SA	539	35,107
Vranken-Pommery Monopole Group SA	407	20,981
Zodiac SA	633	51,005

		9,308,782
Gabon - 0.01%
Total Gabon	40	22,097
Germany - 5.24%
Aareal Bank AG (I)	6,420	224,761
Adlink Internet Media AG (I)	2,151	10,130
Adva AG Optical Networking (I)	5,896	41,098
Agennix AG (I)	1,121	5,467
Air Berlin PLC (I)	2,101	9,004
Aixtron AG, SADR (L)	3,360	133,661
Amadeus Fire AG	724	31,194
Arques Industries AG (I)	2,032	12,028
Asian Bamboo AG (L)	1,058	45,882
Augusta Technologie AG	1,041	28,554
Aurubis AG	5,430	339,448
Baader Wertpapierhandelsbank AG	4,116	17,488
Balda AG (I)	3,189	45,063
Bauer AG	995	48,126
BayWa AG	849	36,764
Beate Uhse AG (I)	8,223	4,036
Bechtle AG	1,192	53,447
Bertrandt AG	519	41,882
Bilfinger Berger SE (L)	3,051	300,153
Biotest AG	323	20,934
Boewe Systec AG (I)	126	57
Borussia Dortmund GmbH &
Company KGaA (I)	6,165	22,486
Carl Zeiss Meditec AG	3,844	88,889
Cenit AG	2,140	16,088
CENTROTEC Sustainable AG	1,362	41,204
Centrotherm Photovoltaics AG (I)	855	42,569
Cewe Color Holding AG	730	35,099
Comdirect Bank AG	4,577	52,899

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Conergy AG (I)(L)	12,524	$5,751
Constantin Medien AG (I)	7,438	21,755
CropEnergies AG	1,866	14,414
CTS Eventim AG	1,453	101,306
Curanum AG (I)	5,279	21,110
D Logistics AG (I)	4,397	9,517
DAB Bank AG	3,886	23,576
Data Modul AG	635	12,356
Delticom AG	242	25,932
Demag Cranes AG	2,393	157,759
Deutsche Beteiligungs AG	222	6,178
Deutsche Wohnen AG	8,354	131,484
Deutz AG (I)	7,867	78,297
Dialog Semiconductor PLC (I)	6,464	122,978
Douglas Holding AG	3,417	186,847
Drillisch AG	6,749	77,460
Duerr AG	839	31,709
DVB Bank AG	110	3,993
Elexis AG	1,107	30,787
ElringKlinger AG (L)	4,637	161,088
Evotec AG (I)	25,197	95,187
Fielmann AG	324	34,468
Freenet AG	18,757	253,730
Fuchs Petrolub AG	917	133,139
Gerresheimer AG	3,776	178,999
Gerry Weber International AG	1,425	93,547
Gesco AG	414	33,812
GFK AG	2,252	117,689
GFT Technologies AG	2,486	14,269
Gildemeister AG (I)	5,707	132,197
Grammer AG (I)	1,241	32,068
Grenkeleasing AG	1,123	67,270
H&R Wasag AG	399	12,199
Hamburger Hafen und Logistik AG	2,477	118,633
Hawesko Holding AG (I)	1,116	63,540
Heidelberger Druckmaschinen AG (I)	27,642	116,201
Homag Group AG	716	16,366
Indus Holding AG	2,697	90,451
Interseroh AG	294	21,981
Intershop Communications AG (I)	2,654	9,080
IVG Immobilien AG (I)	10,586	83,850
IWKA AG (I)	3,250	88,025
Jenoptik AG (I)	5,019	47,552
KIZOO AG (I)	1,380	17,668
Kloeckner & Company SE (L)	10,777	319,008
Koenig & Bauer AG	1,046	24,671
Kontron AG	6,351	73,432
Krones AG (L)	1,743	137,395
KSB AG	73	63,207
KWS Saat AG	290	66,573
Leoni AG	4,631	260,724
Loewe AG (I)	772	6,669
Manz Automation AG (I)	222	12,675
MasterFlex AG (I)	207	1,759
Masterflex AG (I)	207	1,759
Mediclin AG	8,179	49,531
Medigene AG (I)	3,374	8,865
Medion AG	3,090	49,152
MLP AG	6,309	62,122
Mologen AG (I)	1,495	18,089
Morphosys AG (I)	2,360	70,179
MTU Aero Engines Holding AG	5,349	410,158
MVV Energie AG	1,324	52,143
Nemetschek AG	1,050	49,721
Nordex AG (I)(L)	4,221	43,223

The accompanying notes are an integral part of the financial statements.	104

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
P&I Personal & Informatik AG	20	$783
Patrizia Immobilien Ag (I)	800	5,842
Pfeiffer Vacuum Technology AG	1,003	123,620
Pfleiderer AG (I)(L)	3,609	3,212
Phoenix Solar AG (I)	220	5,180
Plambeck Neue Energien AG	5,657	19,340
Praktiker Bau- und
Heimwerkermaerkte AG	6,704	60,230
Premiere AG (I)	41,539	190,721
PSI AG Gesellschaft Fuer Produkte Und
Systeme der Informationstechnologie	871	26,396
PVA TePla AG	1,400	9,137
Q-Cells AG (I)(L)	3,938	11,792
QSC AG (I)	10,874	46,817
R. Stahl AG	574	25,247
Rational AG	503	130,677
REpower Systems AG	129	26,091
Rheinmetall AG	6,290	541,929
Rhoen-Klinikum AG	17,907	451,312
Roth & Rau AG (I)	1,970	63,432
SAF-Holland SA (I)	357	4,866
Sartorius AG	997	48,833
SGL Carbon AG (I)(L)	7,924	415,186
SHB Stuttgarter Finanz & Beteiligungs AG	951	25,249
Singulus Technologies AG (I)	4,178	27,577
Sixt AG (I)	755	41,978
SKW Stahl-Metallurgie Holding AG	296	7,340
Solar Millennium AG (I)	1,423	36,450
Solarworld AG (L)	13,581	182,887
Solon SE (I)(L)	1,838	8,444
Stada Arzneimittel AG	10,586	449,031
Stratec Biomedical Systems AG	807	35,356
Suess MicroTec AG (I)	792	12,198
Symrise AG	14,466	452,014
Tag Immobilien AG (I)	3,686	38,568
Takkt AG	2,729	46,160
Technotrans AG (I)	258	2,539
Tognum AG (I)	5,701	211,338
TUI AG (I)(L)	21,877	241,900
United Internet AG (L)	4,743	92,503
Versatel AG (I)	1,054	10,433
Vossloh AG	1,255	173,764
VTG AG	971	24,869
Wacker Construction Equipment AG	2,519	46,318
Washtec AG	1,640	24,377
Wincor Nixdorf AG	4,939	343,184
Wire Card AG (I)	13,327	237,417
Wuerttembergische
Lebensversicherung AG	576	15,581

		11,623,802
Gibraltar - 0.07%
PartyGaming PLC (I)	68,966	166,127
Greece - 0.78%
Agricultural Bank of Greece SA (I)	21,674	12,385
Alapis Holding Industrial and
Commercial SA of Pharmaceutical	1,810	1,852
Anek Lines SA (I)	14,015	3,631
Athens Stock Exchange SA	6,411	50,769
Athens Water Supply and
Sewage Company SA	2,918	21,865
Bank of Attica SA (I)	9,882	11,666
Bank of Greece SA	2,525	99,039
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	12,760	5,881

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
EFG Eurobank Ergasias SA (I)	13,302	$61,006
Emporiki Bank SA (I)	8,531	20,635
Euromedica SA (I)	1,362	682
Folli Follie Group (I)	2,893	48,091
Forthnet SA (I)	14,320	7,027
Fourlis SA	4,391	31,090
Frigoglass SA	2,954	42,986
GEK Group of Companies SA (I)	7,981	20,453
Geniki Bank SA (I)	2,122	3,454
Greek Postal Savings Bank SA (I)	20,725	88,953
Halcor SA (I)	12,007	14,412
Hansard Global PLC	11,952	30,898
Hellenic Petroleum SA	12,576	120,577
Hellenic Technodomiki Tev SA	16,528	61,386
Heracles General Cement SA	5,225	30,050
Iaso SA	5,049	8,264
Intracom Holdings SA (I)	28,550	17,336
Intralot SA-integrated Lottery Systems
& Services	9,896	23,401
J&P-Avax SA	7,584	9,282
Jumbo SA	4,523	34,498
Lambrakis Press SA (I)	2,615	903
Marfin Investment Group SA (I)	74,177	59,878
Metka SA	2,434	27,767
Michaniki SA	5,586	2,022
Motor Oil Hellas Corinth Refineries SA	5,560	72,131
Mytilineos Holdings SA (I)	14,916	110,950
Piraeus Bank SA (I)	166,005	242,283
Piraeus Port Authority SA (I)	881	18,329
Public Power Corp. SA	340	4,514
Sidenor Steel Products
Manufacturing Company SA (I)	4,142	15,622
Teletypos SA Mega Channel (I)	4,590	11,692
Terna Energy SA	3,843	15,784
Thessaloniki Port Authority SA	488	10,416
Titan Cement Company SA	7,661	187,796
Viohalco SA (I)	12,925	73,427

		1,735,083
Hong Kong - 2.80%
Alco Holdings, Ltd.	54,000	24,588
Allied Group, Ltd.	18,000	61,790
Allied Properties HK, Ltd.	726,000	144,695
Apac Resources, Ltd. (I)	720,000	41,710
Artel Solutions Group Holdings, Ltd. (I)	565,000	18,565
Asia Financial Holdings, Ltd.	66,000	29,300
Asia Satellite Telecom
Holdings Company, Ltd.	26,220	60,673
Asia Standard International Group	162,000	37,522
Associated International Hotels, Ltd. (I)	26,000	58,513
Bonjour Holdings, Ltd.	272,000	45,501
Bright International Group, Ltd. (I)	406,000	13,315
Burwill Holdings Ltd. (I)	464,000	20,262
C Y Foundation Group, Ltd. (I)	605,000	9,101
Cafe de Coral Holdings, Ltd.	12,000	28,462
Century City International Holdings, Ltd.	164,000	12,237
Champion Technology Holdings, Ltd.	489,743	10,170
Chen Hsong Holdings, Ltd.	40,000	19,870
Chevalier International Holdings, Ltd.	24,000	31,485
Chevalier Pacific Holdings, Ltd.	125,000	5,648
China Energy
Development Holdings, Ltd. (I)	658,000	19,388
China Metal International Holdings, Inc.	58,000	17,382
China Public Procurement, Ltd. (I)	312,000	27,279
China Sci-Tech Holdings, Ltd. (I)	2,383,040	67,114

The accompanying notes are an integral part of the financial statements.	105

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Solar Energy Holdings, Ltd. (I)	1,270,000	$17,492
China Sonangol
Resources Enterprise, Ltd. (I)	94,000	17,454
China Strategic Holdings, Ltd. (I)	610,000	15,846
China Timber Resources Group, Ltd. (I)	1,100,000	52,949
China Ting Group Holdings, Ltd.	124,000	16,269
China WindPower Group, Ltd. (I)	560,000	56,908
Chong Hing Bank, Ltd.	32,000	74,145
Chow Sang Sang Holdings, Ltd.	30,000	94,775
Chu Kong Shipping Development	22,000	4,784
Chuang’s Consortium International, Ltd. (I)	164,021	22,790
Citic 1616 Holdings, Ltd.	219,000	59,516
City Telecom HK, Ltd.	1,717	24,622
CK Life Sciences
International Holdings, Inc.	532,000	33,315
CP Lotus, Corp. (I)	280,000	10,812
Cross-Harbour Holdings, Ltd.	22,000	19,628
Dickson Concepts International, Ltd.	37,000	29,177
Digitalhongkong.com (I)	908	153
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Entertainment Hotel, Ltd.	115,000	29,043
Emperor International Holdings, Ltd.	320,250	71,694
Emperor Watch & Jewellery, Ltd.	400,000	66,965
Enm Holdings, Ltd. (I)	60,000	5,404
eSun Holdings, Ltd. (I)	113,000	41,499
Eva Precision Industrial Holdings, Ltd.	160,000	60,126
Fairwood, Ltd.	4,000	5,525
Far East Consortium International, Ltd.	212,992	50,129
First Natural Foods Holdings, Ltd. (I)	375,000	0
Fong’s Industries Company, Ltd.	14,000	8,913
Fubon Bank, Ltd.	46,000	30,595
G-Resources Group, Ltd. (I)	2,643,000	244,900
Get Nice Holdings, Ltd.	246,000	16,769
Giordano International, Ltd.	221,708	202,126
Glorious Sun Enterprises, Ltd.	88,000	37,129
Golden Resorts Group, Ltd. (I)	754,000	101,890
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Harbour Centre Development, Ltd.	37,500	60,505
HKR International, Ltd.	114,400	71,238
Hongkong Chinese, Ltd.	126,000	25,523
Hung Hing Printing Group, Ltd.	76,216	29,285
Hutchison Harbour Ring, Ltd.	292,000	31,944
Hybrid Kinetic Group, Ltd. (I)	650,000	11,320
HyComm Wireless, Ltd. (I)	26,000	10,704
I-CABLE Communications, Ltd. (I)	179,000	18,644
I.T, Ltd.	126,808	120,006
Imagi International Holdings, Ltd. (I)	87,500	3,730
International Luk Fook Holdings, Ltd.	42,000	177,897
Ione Holdings, Ltd.	720,000	13,818
Jinchuan Group International
Resources Company, Ltd. (I)	34,000	20,414
Jinhui Holdings, Ltd. (I)	42,000	9,986
Jlf Investment Company, Ltd.	70,000	6,676
K Wah International Holdings, Ltd.	291,227	115,073
Keck Seng Investments, Ltd.	1,000	476
King Stone Energy Group, Ltd. (I)	2,400,000	46,028
Kowloon Development Company, Ltd.	84,000	117,799
Lai Sun Development Company, Ltd. (I)	632,000	19,279
Lee & Man Holding, Ltd.	80,000	107,009
Lippo China Resources, Ltd.	666,000	20,398
Lippo, Ltd.	31,250	13,795
Liu Chong Hing Investment	30,000	36,747
Lung Kee Holdings, Ltd.	48,000	32,077
Matsunichi
Communication Holdings, Ltd. (I)	89,000	36,634

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Media Chinese International, Ltd.	30,000	$12,344
Melco International Development	186,000	176,962
Midland Holdings, Ltd.	128,000	89,774
Ming Fai International Holdings, Ltd.	41,000	13,195
Ming Fung Jewellery Group, Ltd. (I)	170,000	22,103
Miramar Hotel &
Investment Company, Ltd.	8,000	9,714
Mongolia Energy Company, Ltd. (I)	130,000	26,948
Natural Beauty Bio-Technology, Ltd.	230,000	46,469
Neo-Neon Holdings, Ltd.	76,500	25,194
New Times Energy Corp., Ltd. (I)	488,000	8,905
NewOcean Energy Holdings, Ltd.	196,000	45,111
Norstar Founders Group, Ltd. (I)	168,000	15,769
Orange Sky Golden Harvest
Entertainment Holdings, Ltd. (I)	295,000	16,136
Pacific Andes International Holdings, Ltd.	228,580	34,403
Pacific Basin Shipping, Ltd.	279,000	165,855
Pacific Century
Premium Developments, Ltd. (I)	111,000	21,411
Paliburg Holdings, Ltd.	71,380	27,635
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Innovation, Ltd.	216,000	25,098
Pico Far East Holdings, Ltd.	126,000	24,796
Pme Group, Ltd. (I)	70,000	4,414
Png Resources Holdings, Ltd. (I)	88,000	2,547
Polytec Asset Holdings, Ltd.	210,000	31,616
Public Financial Holdings, Ltd.	48,000	29,697
PYI Corp., Ltd. (I)	801	32
Regal Hotels International Holdings, Ltd.	83,200	36,437
Rising Development Holdings (I)	104,000	21,172
SA SA International Holdings, Ltd.	228,000	138,473
SEA Holdings, Ltd.	52,000	30,519
Shenyin Wanguo Hk, Ltd.	75,000	30,705
Shui On Construction & Materials, Ltd.	54,000	76,280
Shun Tak Holdings, Ltd.	254,000	171,858
Sing Tao News Corp., Ltd.	58,000	16,984
Singamas Container Holdings, Ltd.	180,000	79,898
Sino-Tech International Holdings, Ltd. (I)	420,000	8,700
Sinocop Resources Holdings, Ltd. (I)	250,000	32,504
Smartone
Telecommunications Holdings, Ltd.	71,000	113,638
Sun Hung Kai & Company, Ltd. (I)	50,968	43,675
Sun Innovation Holdings, Ltd. (I)	400,000	12,606
Superb Summit International
Timber Company, Ltd. (I)	378,000	13,857
Tack Fat Group International, Ltd. (I)	20,000	0
Tack Hsin Holdings (I)	6,000	2,478
TAI Cheung Holdings, Ltd.	66,000	52,205
Taifook Securities Group, Ltd.	36,347	23,864
Tan Chong International, Ltd.	63,000	14,986
Texhong Textile Group, Ltd.	56,000	43,363
Texwinca Holdings, Ltd.	52,000	57,302
Theme International Holdings, Ltd. (I)	220,000	16,416
Titan Petrochemicals Group, Ltd. (I)	600,000	40,049
Tom Group Ltdtom Group Ltd. (I)	154,000	18,819
Tongda Group Holdings Ltdtongda
Group Holdings Ltd.	660,000	33,118
Tonic Industries Holdings, Ltd. (I)	4,000	463
Transport International Holdings, Ltd.	43,200	126,772
Trinity, Ltd.	60,000	59,638
TSC Offshore Group, Ltd. (I)	26,000	7,438
Tse Sui Luen Jewellery International, Ltd.	36,000	34,377
United Power Investment, Ltd. (I)	828,000	15,997
USI Holding Corp.	38,000	16,376
Value Partners Group, Ltd.	58,000	52,234

The accompanying notes are an integral part of the financial statements.	106

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Varitronix International
Ltdvaritronix International Ltd.	16,000	$10,200
Victory City International Holdings, Ltd.	153,908	32,074
Vitasoy International Holdings, Ltd.	146,000	122,626
VST Holdings Company, Ltd. (I)	88,000	21,751
Wah Nam International Holdings, Ltd. (I)	523,430	83,688
Wai Kee Holdings, Ltd.	72,000	15,488
Wing On Company International, Ltd.	17,000	37,635
Winteam Pharmaceutical Group, Ltd. (I)	212,000	40,899
Ygm Trading, Ltd.	10,000	24,302
ZZNode Technologies Company, Ltd. (I)	308,000	23,548

		6,216,457
Ireland - 1.02%
Aer Lingus (I)	25,626	29,176
C&C Group PLC	46,372	241,185
DCC PLC	12,042	372,375
FBD Holdings PLC (I)	4,678	49,203
Glanbia PLC (Dublin Exchange)	15,698	110,856
Grafton Group PLC	22,961	117,427
Greencore Group PLC	2,492	4,020
IFG Group PLC (I)	19,878	51,994
Independent News & Media PLC (I)	30,840	23,105
Irish Continental Group PLC	2,561	60,332
Irish Life & Permanent
Group Holdings PLC (I)	30,577	4,636
Kenmare Resources PLC	209,013	171,949
Kingspan Group PLC (I)	26,276	276,302
McInerney Holdings PLC (I)	20,779	1,184
Paddy Power PLC	5,958	307,486
Smurfit Kappa Group PLC (I)	28,993	360,196
United Drug PLC	26,909	87,873

		2,269,299
Israel - 1.11%
Africa Israel Investments, Ltd. (I)	8,854	63,808
AL-ROV Israel, Ltd. (I)	370	13,632
Alvarion, Ltd. (I)	5,360	6,898
Clal Biotechnology Industries, Ltd. (I)	5,223	31,329
Clal Industries & Investments, Ltd.	10,617	83,628
Clal Insurance Enterprise Holdings, Ltd.	3,648	86,163
Delek Automotive Systems, Ltd.	4,929	60,279
Electra Israel, Ltd.	114	13,680
Ezchip Semiconductor, Ltd. (I)	1,929	69,135
First International Bank of Israel, Ltd.	5,079	76,536
Frutarom Industries, Ltd.	7,174	74,032
Fundtech, Ltd.	498	8,944
Gilat Satellite Networks, Ltd. (I)	2,000	8,910
Given Imaging, Ltd. (I)	307	6,963
Hadera Paper, Ltd. (I)	503	36,623
Harel Insurance Investments, Ltd.	1,121	62,417
Hot Telecommunication System, Ltd. (I)	2,631	48,451
Ituran Location & Control, Ltd.	1,736	26,101
Jerusalem Oil Exploration (I)	705	13,505
Makhteshim-Agan Industries, Ltd. (I)	51,558	272,315
Matrix IT, Ltd.	2,531	15,607
Mellanox Technologies, Ltd. (I)	5,397	166,634
Menorah Mivtachim Holdings, Ltd. (I)	4,526	52,187
NICE Systems, Ltd., SADR (I)	10,299	366,644
Oil Refineries, Ltd. (I)	204,443	148,330
Ormat Industries, Ltd.	10,674	61,417
Osem Investments, Ltd.	5,160	83,695
Paz Oil Company, Ltd.	588	103,652
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	845	31,255

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Retalix, Ltd. (I)	3,157	$46,160
Shikun & Binu, Ltd.	35,668	96,100
Strauss Group, Ltd.	4,648	71,211
Super-Sol, Ltd.	17,277	99,500
The Phoenix Holdings, Ltd.	5,158	16,298
Tower Semiconductor, Ltd. (I)	25,831	30,887

		2,452,926
Italy - 3.00%
ACEA SpA	12,237	133,957
Acegas-APS SpA	2,167	13,431
Actelios SpA	3,469	7,364
Aedes SpA (I)	29,353	5,987
Alerion Cleanpower SpA	3,853	29,610
Amplifon SpA	8,041	45,869
Ansaldo STS SpA	12,218	172,934
Astaldi SpA	5,883	44,981
Autogrill SpA	492	6,300
Azimut Holding SpA	19,417	210,409
Banca Finnat Euramerica SpA	10,675	6,831
Banca Generali SpA	10,115	154,223
Banca IFIS SpA	5,519	39,724
Banca Popolare Dell’emilia
Romagna SCRL	22,409	258,180
Banca Popolare dell’Etruria e del
Lazio SpA (I)	8,572	28,396
Banca Popolare di Milano SpA (L)	41,743	115,400
Banca Popolare di Sondrio SCRL (L)	22,917	187,616
Banca Profilo SpA	23,984	11,814
Banco di Desio e della Brianza SpA	4,149	22,793
BasicNet SpA	1,777	6,552
Benetton Group SpA	8,658	69,143
Brembo SpA	3,286	44,140
Bulgari SpA (L)	25,204	439,637
Buongiorno SpA (I)	9,345	19,492
Buzzi Unicem SpA (I)	3,449	47,917
Caltagirone Editore SpA	5,211	10,208
Caltagirone SpA	3,553	9,872
Cementir SpA	6,234	18,021
CIR-Compagnie Industriali Riunite SpA	56,919	140,782
Credito Artigiano SpA	23,255	44,538
Credito Bergamasco SpA	711	23,080
Credito Emiliano SpA	16,311	110,755
Danieli & C Officine Meccaniche SpA	1,785	50,157
Davide Campari Milano SpA	10	75
De Longhi SpA	18,320	236,114
DeA Capital SpA (I)	1,854	4,247
DiaSorin SpA	3,295	159,353
Digital Multimedia Technologies SpA (I)	1,056	33,462
EEMS Italia SpA (I)	5,583	10,206
ERG SpA	10,331	137,491
ErgyCapital SpA (I)	175	108
Esprinet SpA	2,846	19,408
Eurotech SpA (I)	3,019	9,677
Fiera Milano SpA (I)	2,228	14,201
Gemina SpA (I)	51,524	55,694
Geox SpA	12,899	82,241
Gruppo Beghelli SpA	11,564	10,433
Gruppo Coin SpA (I)	8,302	77,046
Gruppo Editoriale L’Espresso SpA	19,434	56,440
Hera SpA (L)	79,274	198,903
Immsi SpA (L)	20,642	24,386
Impregilo SpA (I)	47,024	151,711
Indesit Company SpA	7,870	87,085
Industria Macchine Automatiche SpA	1,088	23,089

The accompanying notes are an integral part of the financial statements.	107

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Interpump SpA	7,154	$59,210
Iren SpA	58,545	113,555
Italcementi SpA (L)	6,288	61,452
Italmobiliare SpA	787	30,263
Juventus Football Club SpA (I)	8,911	11,607
KME Group SpA	26,355	13,633
Landi Renzo SpA (L)	9,280	30,970
Lottomatica SpA (I)	7,609	154,438
Maire Tecnimont SpA	17,000	33,178
Marr SpA	3,721	46,840
Mediolanum SpA	11,946	62,740
Milano Assicurazioni SpA (I)(L)	25,516	33,699
Mondadori (Arnoldo) Editore SpA	12,390	45,576
Nice SpA	3,458	14,701
Panariagroup Industrie Ceramiche SpA (I)	3,544	6,631
Piaggio & C SpA	12,658	48,381
Piccolo Credito Valtellinese SCRL	24,426	105,249
Prelios SpA (I)	55,202	41,472
Premafin Finanziaria SpA (I)(L)	26,879	20,688
Prysmian SpA	27,161	574,362
RCS Mediagroup SpA (I)	1,481	2,592
Recordati SpA	14,919	164,963
Sabaf SpA	962	27,704
Safilo Group SpA (I)	2,432	43,780
Saras SpA (I)	49,911	122,564
Save SpA	3,396	34,920
Seat Pagine Gialle SpA (I)	130,315	12,964
Snai SpA (I)	8,592	30,169
Societa Iniziative Autostradali e
Servizi SpA	7,495	93,773
Societa’ Cattolica di Assicurazioni SCRL	6,775	163,127
Socotherm SpA (I)	2,703	5,543
Sogefi SpA	7,700	27,249
Sol SpA	6,441	55,563
Sorin SpA (I)	67,066	195,323
Stefanel SpA (I)	11,908	10,206
Telecom Italia Media SpA (I)	23,548	6,594
Tod’s SpA	1,162	150,055
Trevi Finanziaria SpA	2,918	44,246
Vianini Lavori SpA	4,074	26,461
Zignago Vetro SpA	1,547	12,241

		6,660,165
Japan - 19.26%
Accordia Golf Company, Ltd.	96	61,633
Achilles Corp.	20,000	26,883
Adeka Corp.	13,391	128,337
Advanex, Inc. (I)	2,000	1,903
Aeon Delight Company, Ltd.	3,100	57,683
Aeon Fantasy Company, Ltd.	300	3,292
Ahresty Corp.	800	5,837
AI Holdings Corp.	4,300	17,985
Aica Kogyo Company, Ltd.	9,000	119,512
Aichi Bank, Ltd.	1,600	82,224
Aichi Machine Industry Company, Ltd.	7,000	23,580
Aichi Steel Corp.	19,000	122,680
Aichi Tokei Denki Company, Ltd.	6,000	20,274
Aida Engineering, Ltd.	7,500	30,358
Ain Pharmaciez, Inc.	900	35,104
Aiphone Company, Ltd.	1,900	30,549
Aisan Industry Company, Ltd.	3,200	31,008
Akebono Brake Industry Company, Ltd.	7,200	35,025
Akita Bank, Ltd.	35,000	97,241
Alpen Company, Ltd.	2,000	32,693
Alpha Corp.	1,000	11,098

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Alpha Systems, Inc.	600	$8,485
Alpine Electronics, Inc.	5,815	77,900
Alps Logistics Company, Ltd.	2,000	19,941
Amano Corp.	11,800	108,452
Amiyaki Tei Company., Ltd.	3	8,580
Ando Corp.	10,000	12,296
Anest Iwata Corp.	6,000	29,648
Anritsu Corp.	10,297	84,455
AOC Holdings, Inc.	3,400	20,623
AOKI Holdings, Inc.	3,200	47,975
Aomori Bank, Ltd.	18,000	52,853
Aoyama Trading Company, Ltd.	10,800	174,784
Arakawa Chemical Industries, Ltd.	1,700	14,778
Arc Land Sakamoto Company, Ltd. (I)	2,700	36,659
Arcs Company, Ltd.	4,800	72,563
Ariake Japan Company, Ltd.	3,200	58,125
Arisawa Manufacturing Company, Ltd.	3,200	18,738
Arnest One Corp.	6,500	61,197
Aronkasei Company, Ltd.	4,000	25,350
AS ONE CORP.	1,500	29,982
Asahi Company, Ltd. (I)	2,600	52,466
Asahi Diamond Industrial Company, Ltd.	10,000	219,343
Asahi Holdings, Inc.	3,700	73,847
Asahi Organic Chemicals
Industry Company, Ltd.	8,000	21,731
Asahi TEC Corp. (I)	45,000	15,578
ASATSU-DK, Inc.	4,800	120,422
ASKA Pharmaceutical Company, Ltd.	3,000	22,043
ASKUL Corp.	3,000	43,248
Asunaro Aoki Construction Company, Ltd.	4,000	20,177
Atom Corp. (I)	16,700	50,865
Atsugi Company, Ltd.	22,000	26,872
Autobacs Seven Company, Ltd.	4,500	177,172
Avex Group Holdings, Inc.	5,000	68,032
Azel Corp. (I)	17,000	0
BALS Corp.	1	905
Bando Chemical Industries, Ltd.	9,000	33,432
Bank of Iwate, Ltd.	2,500	94,020
Bank of Nagoya, Ltd.	22,000	63,807
Bank of Okinawa, Ltd.	3,088	124,878
Bank of Saga, Ltd.	19,000	42,860
Bank of the Ryukyus, Ltd.	5,600	69,073
Belc Company, Ltd.	100	1,139
Belluna Company, Ltd.	4,950	32,871
Best Denki Company, Ltd. (I)	6,500	16,348
BIC Camera, Inc.	98	47,898
BML, Inc.	1,500	36,866
Bookoff Corp.	2,100	17,620
Bunka Shutter Company, Ltd.	6,000	15,703
CAC Corp.	2,100	16,845
Calsonic Kansei Corp.	25,000	118,635
Can Do Company, Ltd.	1	896
Canon Electronics, Inc.	3,000	73,737
Capcom Company, Ltd.	6,700	132,484
Cawachi, Ltd.	2,200	41,905
Central Glass Company, Ltd.	29,432	130,639
Century Tokyo Leasing Corp.	7,200	122,744
Chiyoda Company, Ltd.	4,200	60,413
Chiyoda Integre Company, Ltd. (I)	1,600	20,234
Chofu Seisakusho Company, Ltd.	2,800	65,291
Chori Company, Ltd.	23,000	28,614
Chubu Shiryo Company, Ltd.	3,000	19,764
Chudenko Corp.	6,700	74,839
Chuetsu Pulp & Paper Company, Ltd.	10,000	16,614
Chugai Mining Company, Ltd. (I)	34,900	11,177

The accompanying notes are an integral part of the financial statements.	108

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Chugai Ro Company, Ltd.	8,000	$26,726
Chugoku Marine Paints, Ltd.	11,000	88,022
Chukyo Bank, Ltd.	18,000	39,871
Chuo Denki Kogyo Company, Ltd.	2,000	9,563
Chuo Gyorui Company, Ltd.	3,000	6,103
Circle K Sunkus Company, Ltd.	6,300	97,453
CKD Corp.	5,700	51,896
Clarion Company, Ltd. (I)	20,000	33,094
Cleanup Corp.	1,000	6,140
CMIC Company, Ltd.	1,400	22,653
CMK Corp. (I)	4,000	13,571
Coca-Cola Central Japan Company, Ltd.	4,300	56,245
Cocokara Fine Holdings, Inc.	2,630	63,000
Colowide Company, Ltd.	4,500	24,801
Columbia Music Entertainment, Inc. (I)	29,000	12,224
Computer Engineering & Consulting, Ltd.	1,500	7,082
COMSYS Holdings Corp.	15,100	147,217
Corona Corp.	900	8,600
Cosel Company, Ltd.	3,100	49,763
Cosmos Pharmaceutical Corp.	1,800	74,947
CSK Corp. (I)(L)	16,700	57,977
Cybozu, Inc.	45	9,521
D.G. Roland Corp.	1,400	20,060
Dai Nippon Toryo Company, Ltd.	12,000	14,523
Dai-Dan Company, Ltd.	5,000	29,140
Daibiru Corp.	10,100	73,991
Daido Metal Company, Ltd.	5,000	51,059
Daidoh, Ltd.	2,500	24,899
Daifuku Company, Ltd.	12,000	73,596
Daihen Corp.	10,000	37,408
Daiho Corp.	10,000	13,301
Daiichi Chuo Kisen Kaisha, Ltd. (I)(L)	20,000	36,936
Daiichi Jitsugyo Company, Ltd.	6,000	24,531
Daiichi Kigenso Kagaku-
Kogyo Company, Ltd.	900	43,721
Daiken Corp.	15,000	49,348
Daiki Aluminium Industry Company, Ltd.	5,000	13,481
Daiko Clearing Services Corp.	3,000	9,430
Daikoku Denki Company, Ltd.	1,600	15,343
Daikyo, Inc. (I)	19,144	32,706
Dainichi Company, Ltd.	2,100	16,196
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	6,000	28,388
Daio Paper Corp.	13,000	91,062
Daisan Bank, Ltd.	28,000	64,534
Daiseki Company, Ltd. (L)	5,500	108,250
Daiso Company, Ltd.	8,000	25,679
Daisyo Corp.	1,100	12,388
Daiwa Industries, Ltd.	5,000	24,218
Daiwabo Holdings Company, Ltd.	13,000	26,112
DCM Japan Holdings Company, Ltd.	9,520	60,553
Denki Kogyo Company, Ltd.	7,000	31,299
Denyo Company, Ltd.	3,100	37,763
Descente, Ltd.	5,000	20,511
Doshisha Company, Ltd.	1,000	23,446
Doutor Nichires Holdings Company, Ltd.	4,793	56,371
Dr. Ci:Labo Company, Ltd. (I)	20	85,091
DTS Corp.	2,700	26,767
Duskin Company, Ltd.	8,900	171,859
Dwango Company, Ltd. (L)	14	31,101
Dydo Drinco, Inc.	1,500	57,344
Eagle Industry Company, Ltd.	2,000	23,643
Earth Chemical Company, Ltd.	1,900	64,101
EDION Corp.	11,300	96,728
Ehime Bank, Ltd.	20,253	53,404

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Eighteenth Bank, Ltd.	30,000	$75,837
Eiken Chemical Company, Ltd.	1,600	21,150
Eizo Nanao Corp.	2,800	54,185
Elematec Corp.	1,000	12,824
Enplas Corp.	1,800	23,125
EPS Company, Ltd.	24	52,508
Espec Corp.	2,400	17,596
Exedy Corp.	4,000	132,975
F&A Aqua Holdings, Inc.	2,900	26,411
F-Tech, Inc.	100	1,496
Falco Biosystems, Ltd.	1,500	14,587
Fancl Corp.	5,200	68,557
FCC Company, Ltd.	5,700	130,850
FDK Corp. (I)	21,000	33,229
Fidea Holdings Company, Ltd.	2,600	6,192
Foster Electric Company, Ltd.	2,800	56,785
FP Corp.	2,000	116,532
France Bed Holdings Company, Ltd.	14,000	16,784
Fudo Tetra Corp. (I)	13,700	25,293
Fuji Company, Ltd.	3,000	65,294
Fuji Corp., Ltd.	2,600	12,012
Fuji Electronics Company, Ltd.	2,300	36,266
Fuji Kosan Company, Ltd. (I)	11,000	9,853
Fuji Kyuko Company, Ltd.	8,000	40,777
Fuji Oil Company, Ltd.	9,900	144,394
Fuji Seal International, Inc.	3,500	68,554
Fuji Software ABC, Inc.	4,300	60,940
Fujibo Holdings, Inc.	9,000	20,277
Fujicco Company, Ltd.	3,000	35,322
Fujikura Kasei Company, Ltd.	3,400	17,736
Fujimi, Inc.	2,500	30,493
Fujimori Kogyo Company, Ltd.	1,700	24,398
Fujita Kanko, Inc.	8,000	29,683
Fujitec Company, Ltd.	8,000	42,152
Fujitsu Frontech, Ltd.	2,000	14,416
Fujitsu General, Ltd.	7,000	42,104
Fujiya Company, Ltd. (I)	16,000	26,701
Fukui Bank, Ltd.	38,188	106,553
Fukushima Bank, Ltd. (I)	23,000	11,626
Fukuyama Transporting Company, Ltd.	5,000	25,674
Fumakilla, Ltd.	3,000	12,488
Funai Consulting Company, Ltd.	3,100	19,952
Funai Electric Company, Ltd.	3,500	106,413
Furukawa Battery Company, Ltd.	1,231	8,754
Furukawa Company, Ltd. (I)	26,000	27,289
Furukawa-Sky Aluminum Corp.	16,000	47,840
Fuso Pharmaceutical Industries, Ltd.	8,000	21,511
Futaba Corp.	5,657	99,602
Futaba Industrial Company, Ltd.	5,600	34,471
Fuyo General Lease Company, Ltd.	3,700	117,655
Gakken Company, Ltd.	6,000	9,419
Gecoss Corp.	4,000	16,867
Geo Corp.	68	86,225
GLOBERIDE, Inc.	10,000	10,338
Glory, Ltd.	300	6,366
GMO Internet, Inc.	5,300	22,873
Godo Steel, Ltd.	12,000	29,574
Goldcrest Company, Ltd.	3,070	67,818
Green Hospital Supply, Inc.	2,100	37,344
GSI Creos Corp. (I)	11,000	15,217
Gulliver International Company, Ltd.	480	18,568
Gun-Ei Chemical Industry Company, Ltd.	6,000	15,944
Gunze, Ltd.	21,000	71,774
H20 Retailing Corp.	18,000	133,150
Hakuto Company, Ltd.	1,500	14,119

The accompanying notes are an integral part of the financial statements.	109

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hakuyosha Company, Ltd.	5,000	$11,942
Hamakyorex Company, Ltd.	1,300	39,597
Hanwa Company, Ltd.	32,000	132,426
Harashin Narus Holdings Company, Ltd.	2,000	28,992
Haruyama Trading Company, Ltd.	2,700	12,923
Hayashikane Sangyo Company, Ltd. (I)	4,000	4,054
Hazama Corp. (I)	10,600	12,394
Heiwa Corp.	200	3,111
Heiwa Real Estate Company, Ltd.	14,500	30,574
Heiwado Company, Ltd.	4,500	53,665
Hibiya Engineering, Ltd.	3,500	32,247
Higashi-Nippon Bank, Ltd.	17,000	32,136
Higo Bank, Ltd.	20,000	109,535
Hikari Tsushin, Inc.	4,600	103,079
Hioki Ee Corp.	400	8,094
HIS Company, Ltd.	3,300	77,280
Hisaka Works, Ltd.	3,000	32,697
Hitachi Cable, Ltd.	30,000	74,464
Hitachi Koki Company, Ltd.	8,700	76,395
Hitachi Kokusai Electric, Inc.	10,000	78,527
Hitachi Medical Corp.	2,000	24,463
Hitachi Tool Engineering, Ltd.	2,500	26,517
Hitachi Zosen Corp.	91,000	128,749
Hodogaya Chemical Company, Ltd.	5,000	19,559
Hogy Medical Company, Ltd.	2,500	105,148
Hokkaido Gas Company, Ltd.	2,000	6,438
Hokkan Holdings, Ltd.	7,000	19,846
Hokuetsu Bank, Ltd.	22,000	44,854
Hokuetsu Paper Mills, Ltd.	18,000	106,382
Hokuriku Electric Industry Company, Ltd.	7,000	13,315
Hokuto Corp.	4,200	92,135
Honeys Company, Ltd.	1,230	12,607
Horiba, Ltd.	3,992	122,039
Hoshizaki Electric Company, Ltd.	3,800	74,342
Hosiden Corp.	8,600	74,674
Howa Machinery, Ltd. (I)	20,000	19,563
Hyakujushi Bank, Ltd.	12,000	40,669
I Metal Technology Company, Ltd.	4,000	9,274
IBJ Leasing Company, Ltd.	2,900	68,542
Ichibanya Company, Ltd.	700	20,889
Ichikoh Industries, Ltd. (I)	6,000	12,424
Ichiyoshi Securities Company, Ltd.	4,500	24,620
ICOM, Inc.	1,000	26,903
IDEC Corp.	2,900	32,726
Ihara Chemical Industry Company, Ltd.	7,000	21,644
Iida Home Max (I)	5,600	48,571
Iino Kaiun Kaisha, Ltd.	12,400	55,401
Ikyu Corp.	35	17,153
Imasen Electric Industrial	1,300	16,842
Imperial Hotel, Ltd.	2,200	55,100
Inaba Denki Sangyo Company, Ltd.	3,100	78,317
Inaba Seisakusho Company, Ltd.	1,900	20,117
Inabata & Company, Ltd.	4,400	25,890
Inageya Company, Ltd.	6,000	64,916
Ines Corp.	3,700	23,368
Intage, Inc.	600	12,177
Internet Initiative Japan, Inc.	1	3,580
Inui Steamship Company, Ltd.	2,300	11,609
Ise Chemical Corp.	3,000	19,817
Iseki & Company, Ltd. (I)	21,000	45,583
Ishihara Sangyo Kaisha, Ltd. (I)	34,000	40,746
Ishii Hyoki Company, Ltd. (I)	1,000	12,302
IT Holdings Corp.	8,600	74,226
ITC Networks Corp.	4,500	25,828
Itochu Enex Company, Ltd.	9,000	45,577

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Itochu-Shokuhin Company, Ltd.	600	$20,056
Itoham Foods, Inc.	24,000	92,898
Itoki Corpitoki Corp.	4,300	9,453
Iwai Securities Company, Ltd.	1,500	5,894
Iwasaki Electric Company, Ltd. (I)	6,000	19,721
Iwatani International Corp.	26,000	89,108
Izumi Company, Ltd.	1,900	26,949
Izumiya Company, Ltd.	7,773	31,310
J-Oil Mills, Inc.	13,000	39,792
Jalux, Inc.	1,500	12,956
Jamco Corp.	3,000	18,738
Japan Airport Terminal Company, Ltd.	5,800	61,617
Japan Aviation Electronics Industry, Ltd.	13,000	89,052
Japan Cash Machine Company, Ltd.	1,800	14,384
Japan Digital Laboratory Company, Ltd.	2,400	27,536
Japan Drilling Company, Ltd.	700	24,079
Japan Pulp & Paper Company, Ltd.	14,000	47,675
Japan Pure Chemical Company, Ltd.	6	17,048
Japan Transcity Corp., Ltd.	8,000	24,377
Japan Vilene Company, Ltd.	3,000	13,549
Japan Wool Textile Company, Ltd.	10,000	78,785
Jastec Company, Ltd.	2,100	11,938
Jeol, Ltd.	8,000	25,284
JFE Shoji Holdings, Inc.	22,000	94,667
JK Holdings Company, Ltd.	3,600	17,250
Joban Kosan Company, Ltd. (I)	8,000	7,972
Joshin Denki Company, Ltd.	7,000	69,696
JSP Corp.	2,800	47,200
Juki Corp. (L)	19,000	52,725
Juroku Bank, Ltd.	40,000	114,871
JVC Kenwood Holdings, Ltd. (I)	6,428	31,432
K’s Holding Corp.	3,100	117,474
kabu.com Securities Company, Ltd.	8,500	25,122
Kabuki-Za Company, Ltd.	1,000	42,528
Kadokawa Holdings, Inc.	3,000	94,750
Kaga Electronics Company, Ltd.	2,700	29,911
Kagoshima Bank, Ltd.	7,000	44,227
Kakaku.com, Inc.	25	157,196
Kaken Pharmaceutical Company, Ltd.	11,000	155,304
Kameda Seika Company, Ltd.	1,900	34,659
Kamei Corp.	3,000	11,412
Kanaden Corp.	4,000	24,234
Kanagawa Chuo Kotsu Company, Ltd.	6,000	29,553
Kanamoto Company, Ltd.	3,000	20,610
Kandenko Company, Ltd.	7,000	30,333
Kanematsu Corp. (I)	37,000	34,730
Kanematsu Electronics, Ltd.	2,300	23,783
Kanto Auto Works, Ltd.	9,600	63,007
Kanto Denka Kogyo Company, Ltd.	5,000	31,007
Kanto Natural Gas Development, Ltd.	4,000	22,165
Kanto Tsukuba Bank, Ltd.	8,000	22,670
Kappa Create Company, Ltd.	2,600	49,843
Kasai Kogyo Company, Ltd.	1,000	5,136
Kasumi Company, Ltd.	5,100	27,739
Katakura Industries Company, Ltd.	3,100	31,409
Kato Sangyo Company, Ltd.	3,100	54,544
Kato Works Company, Ltd.	5,000	14,382
Kawai Musical Instruments
Manufacturing Company, Ltd.	11,000	20,270
Kawasumi Laboratories, Inc.	2,000	12,821
Kayaba Industry Company, Ltd.	21,000	143,913
Keihanshin Real Estate Company, Ltd.	2,800	12,831
Keihin Company, Ltd.	10,000	10,979
Keiyo Company, Ltd. (L)	4,600	24,338
Kenedix, Inc. (I)	332	58,266

The accompanying notes are an integral part of the financial statements.	110

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kentucky Fried Chicken Japan, Ltd.	1,000	$25,107
KEY Coffee, Inc.	2,000	34,440
Kimoto Company, Ltd.	3,400	33,707
Kimura Chemical Plants Company, Ltd.	1,900	8,520
Kinki Nippon Tourist Company, Ltd. (I)	12,000	12,750
Kinki Sharyo Company, Ltd.	3,000	12,019
Kintetsu World Express, Inc.	2,000	66,025
Kisoji Company, Ltd.	2,800	55,743
Kissei Pharmaceutical Company, Ltd.	5,100	99,383
Kita-Nippon Bank, Ltd.	900	20,387
Kitagawa Iron Works Company, Ltd.	12,000	21,057
Kitano Construction Corp.	8,000	18,144
Kitz Corp.	11,800	60,781
Kiyo Holdings, Inc.	71,395	94,043
Koa Corp.	4,200	45,834
Koatsu Gas Kogyo Company, Ltd.	3,000	15,764
Kohnan Shoji Company, Ltd.	3,300	54,341
Koike Sanso Kogyo Company, Ltd.	5,000	14,011
Kokuyo Company, Ltd.	11,973	85,531
Komatsu Seiren Company, Ltd.	1,000	4,215
Komatsu Wall Industry Company, Ltd.	1,200	10,921
Komeri Company, Ltd.	4,800	130,322
Komori Corp.	9,724	86,082
Konaka Company, Ltd. (I)	4,600	21,547
Kondotec, Inc.	1,600	19,418
Konishi Company, Ltd.	2,600	33,551
Kosaido Company, Ltd. (I)	2,300	6,344
Kose Corp.	2,500	61,212
Kosei Securities Company, Ltd. (I)	10,000	8,617
Kourakuen Corp.	500	6,802
Kumagai Gumi Company, Ltd. (I)	18,000	16,382
Kumiai Chemical Industry Company, Ltd.	4,000	10,771
Kura Corp.	2,000	27,020
Kurabo Industries, Ltd.	18,000	33,075
Kureha Corp.	16,000	71,685
Kuroda Electric Company, Ltd.	3,600	39,653
Kyoden Company, Ltd.	7,000	10,934
Kyodo Printing Company, Ltd.	9,000	21,110
Kyoei Steel, Ltd.	3,800	61,933
Kyoei Tanker Company, Ltd.	5,000	9,038
Kyokuto Kaihatsu Kogyo Company, Ltd.	3,400	17,615
Kyokuto Securities Company, Ltd.	4,500	30,209
Kyokuyo Company, Ltd.	11,000	22,784
Kyorin Company, Ltd.	8,000	150,672
Kyoritsu Maintenance Company, Ltd.	1,500	19,962
Kyosan Electric
Manufacturing Company, Ltd.	8,000	46,153
Kyoto Kimono Yuzen Company, Ltd.	1,500	16,605
Kyowa Exeo Corp.	13,600	127,264
Kyowa Leather Cloth Company, Ltd.	200	657
Kyudenko Corp.	5,000	28,244
Laox Company, Ltd. (I)	24,000	16,292
Leopalace21 Corp. (I)(L)	15,200	17,830
Life Corp.	5,600	85,467
Livedoor Auto Company, Ltd. (I)	29,500	10,158
Macnica, Inc.	1,200	27,631
Macromill, Inc.	2,000	18,671
Maeda Corp.	18,000	55,652
Maeda Road Construction Company, Ltd.	7,000	60,285
Maezawa Kasei Industries Company, Ltd.	2,000	18,417
Maezawa Kyuso Industries Company, Ltd.	1,600	21,956
Makino Milling Machine Company, Ltd.	15,575	139,392
Mandom Corp.	2,970	76,324
Mars Engineering Corp.	1,500	23,616
Marubun Corp.	2,200	10,243

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Marudai Food Company, Ltd.	13,000	$40,721
Maruei Department
Store Company, Ltd. (I)	7,000	7,533
Maruetsu, Inc.	7,000	24,032
Maruha Group, Inc.	46,815	69,278
Marusan Securities Company, Ltd.	6,861	25,711
Maruwa Company, Ltd.	800	34,853
Maruyama Manufacturing Company, Inc.	7,000	14,791
Maruzen Showa Unyu Company, Ltd.	7,000	20,261
Maspro Denkoh Corp.	1,900	14,827
Matsuda Sangyo Company, Ltd.	2,020	30,287
Matsuya Company, Ltd. (I)	3,300	17,196
Matsuya Foods Company, Ltd.	400	7,505
Max Company, Ltd.	9,000	113,252
Maxvalu Tokai Company, Ltd.	2,000	25,844
MEC Company, Ltd.	2,400	11,488
Megachips Corp.	1,900	33,005
Megane Top Company, Ltd.	3,000	35,233
Megmilk Snow Brand Company, Ltd.	7,600	135,398
Meidensha Corp. (L)	17,086	75,794
Meiji Shipping Company, Ltd.	3,900	12,451
Meiko Network Japan Company, Ltd.	900	8,415
Meitec Corp.	4,000	81,038
Meito Sangyo Company, Ltd.	900	11,265
Meiwa Estate Company, Ltd.	3,300	19,281
Melco Holdings, Inc.	2,300	60,738
Michinoku Bank, Ltd.	16,000	27,399
Mikuni Coca-Cola Bottling Company, Ltd.	4,000	34,354
Mikuni Corp.	1,000	2,237
Milbon Company, Ltd.	1,100	32,098
Mimasu Semiconductor
Industry Company, Ltd.	2,100	23,880
Minato Bank, Ltd.	28,000	49,035
Ministop Company, Ltd.	1,900	31,880
Mirait Holdings Corp.	6,980	54,432
Misawa Homes Company, Ltd. (I)	1,200	7,215
Mitani Corp.	2,500	31,131
Mito Securities Company, Ltd.	6,000	7,188
Mitsuba Corp.	2,000	15,123
Mitsubishi Kakoki Kaisha, Ltd.	7,000	16,508
Mitsubishi Paper Mills, Ltd. (I)	29,387	28,694
Mitsubishi Pencil Company, Ltd.	2,300	42,482
Mitsubishi Steel
Manufacturing Company, Ltd.	20,000	63,369
Mitsuboshi Belting Company, Ltd.	9,000	42,628
Mitsui High-Tec, Inc.	3,200	14,949
Mitsui Home Company, Ltd.	2,000	10,178
Mitsui Knowledge Industry Company, Ltd.	104	15,436
Mitsui Mining Company, Ltd.	27,500	45,944
Mitsui Sugar Company, Ltd.	17,000	74,041
Mitsui-Soko Company, Ltd.	11,000	40,266
Mitsumura Printing Company, Ltd.	4,000	12,053
Mitsuuroko Company, Ltd.	4,000	23,961
Miura Company, Ltd.	4,200	115,970
Miyazaki Bank, Ltd.	23,000	49,090
Miyoshi Oil & Fat Company, Ltd.	7,000	9,583
Mizuho Investors Securities Company, Ltd.	64,000	55,371
Mizuno Corp.	16,000	71,134
Mochida Pharmaceutical Company, Ltd.	11,000	118,741
Modec, Inc.	4,100	69,270
Monex Group, Inc.	251	50,085
Mori Seiki Company, Ltd. (L)	14,600	189,252
Morinaga & Company, Ltd.	33,000	73,059
Morinaga Milk Industry Company, Ltd.	24,000	103,356
Morita Corp.	3,000	17,567

The accompanying notes are an integral part of the financial statements.	111

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
MOS Food Services, Inc.	3,600	$66,436
Moshi Moshi Hotline, Inc.	3,750	66,874
Mr. Max Corp.	3,200	10,704
Musashi Seimitsu Industry Company, Ltd.	4,000	98,598
Musashino Bank, Ltd.	5,600	173,627
Mutoh Holdings Company, Ltd.	8,000	16,924
Nachi-Fujikoshi Corp.	29,000	156,601
Nagaileben Company, Ltd.	700	19,103
Nagano Bank, Ltd.	3,000	6,172
Nagatanien Company, Ltd.	2,000	20,192
Nakamuraya Company, Ltd.	6,000	26,399
Nakayama Steel Works, Ltd. (I)	11,000	14,638
NEC Fielding, Ltd.	1,900	21,802
NEC Leasing, Ltd.	2,000	26,482
NEC Mobiling, Ltd.	1,200	39,569
NEC Networks & System Integration Corp.	4,200	52,135
Net One Systems Company, Ltd.	70	131,757
Neturen Company, Ltd.	4,500	34,426
New Tachikawa Aircraft Company, Ltd.	700	33,192
Nice Corp.	4,000	8,324
Nichia Steel Works, Ltd.	4,000	9,581
Nichias Corp.	12,000	65,784
Nichicon Corp.	8,073	121,411
Nichiden Corp.	600	17,908
Nichiha Corp.	3,100	26,069
Nichii Gakkan Company, Ltd.	7,000	59,241
NICHIREI Corp.	31,000	131,844
Nichireki Company, Ltd.	1,000	4,463
Nidec Copal Corp.	1,800	21,031
Nidec Copal Electronics Corp.	2,600	16,597
Nidec Sankyo Corp.	2,000	13,579
Nidec Tosok Corp.	3,000	31,753
Nifco, Inc.	7,104	177,790
Nifty Corp.	3	3,862
Nihon Chouzai Company, Ltd.	540	19,032
Nihon Dempa Kogyo Company, Ltd.	2,000	28,945
Nihon Eslead Corp.	2,000	16,696
Nihon Kohden Corp.	7,000	163,922
Nihon M&A Center, Inc. (I)	4	19,548
Nihon Nohyaku Company, Ltd.	3,000	13,393
Nihon Parkerizing Company, Ltd.	7,000	95,544
Nihon Unisys, Ltd.	10,725	61,738
Nihon Yamamura Glass Company, Ltd.	13,000	32,558
Nikkiso Company, Ltd.	11,000	89,098
Nikko Company, Ltd.	5,000	18,473
Nippo Corp.	9,000	63,379
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	32,781
Nippon Carbon Company, Ltd.	13,000	33,628
Nippon Ceramic Company, Ltd.	2,500	51,961
Nippon Chemi-Con Corp.	13,271	81,982
Nippon Chemical Industrial Company, Ltd.	8,000	17,306
Nippon Chemiphar Company, Ltd.	5,000	17,065
Nippon Denko Company, Ltd.	8,000	49,901
Nippon Densetsu Kogyo Company, Ltd.	7,000	69,518
Nippon Denwa Shisetsu Company, Ltd.	6,000	18,167
Nippon Felt Company, Ltd.	2,700	12,610
Nippon Filcon Company, Ltd.	3,100	14,955
Nippon Fine Chemical Company, Ltd.	3,000	18,569
Nippon Flour Mills Company, Ltd.	18,000	82,554
Nippon Gas Company, Ltd.	4,800	59,007
Nippon Kanzai Company, Ltd.	800	13,195
Nippon Kasei Chemical Company, Ltd.	9,000	17,879
Nippon Koei Company, Ltd.	9,000	29,443
Nippon Konpo Unyu Soko Company, Ltd.	11,000	108,158

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Light Metal Company, Ltd.	64,000	$128,369
Nippon Metal Industry Company, Ltd. (I)	16,000	17,798
Nippon Parking
Development Company, Ltd.	293	13,536
Nippon Pillar Packing Co Ltdnippon
Pillar Packing Co Ltd.	5,000	38,685
Nippon Piston Ring Company, Ltd. (I)	13,000	28,200
Nippon Road Company, Ltd.	8,000	21,963
Nippon Seiki Company, Ltd.	7,000	87,009
Nippon Seisen Company, Ltd.	7,000	34,607
Nippon Sharyo, Ltd.	11,000	45,119
Nippon Shinyaku Company, Ltd.	8,000	101,305
Nippon Signal Company, Ltd.	9,100	68,630
Nippon Soda Company, Ltd.	21,000	80,906
Nippon Steel Trading Company., Ltd.	14,000	36,200
Nippon Suisan Kaisha, Ltd.	28,165	83,617
Nippon Synthetic Chemical
Industry Company, Ltd.	9,000	63,564
Nippon System
Development Company, Ltd.	6,015	53,391
Nippon Thompson Company, Ltd.	7,000	56,576
Nippon Valqua Industries, Ltd.	11,000	31,943
Nippon Yakin Kogyo Company, Ltd. (I)	9,500	25,700
Nippon Yusoki Company, Ltd.	5,000	11,830
Nipro Corp.	7,200	138,977
Nishimatsu Construction Company, Ltd.	30,000	43,033
Nishimatsuya Chain Company, Ltd.	9,600	78,519
Nissan Shatai Company, Ltd.	15,277	112,068
Nissei Corp.	3,000	26,430
Nissen Holdings Company, Ltd.	4,600	28,852
Nissha Printing Company, Ltd.	3,000	56,856
Nisshin Fudosan Company, Ltd.	3,000	17,546
Nisshin Oillio Group, Ltd.	15,000	69,754
Nissin Corp.	11,000	26,608
Nissin Electric Company, Ltd.	4,000	34,637
Nissin Kogyo Company, Ltd.	7,300	121,427
Nissui Pharmaceutical Company, Ltd.	2,600	21,069
Nitta Corp.	3,100	58,615
Nittan Valve Company, Ltd.	4,000	14,288
Nittetsu Mining Company, Ltd.	7,000	29,711
Nitto Boseki Company, Ltd.	25,229	56,729
Nitto Kogyo Corp.	3,600	38,170
Nitto Kohki Company, Ltd.	1,700	39,908
Nitto Seiko Company, Ltd.	4,000	10,676
Noevir Holdings Company, Ltd. (I)	500	5,522
NOF Corp.	29,000	124,264
Nohmi Bosai, Ltd.	2,000	10,940
Noritake Company, Ltd.	18,000	65,786
Noritsu Koki Company, Ltd. (I)	2,000	11,043
Noritz Corp.	2,700	49,174
NS Solutions Corp.	3,000	52,645
OBIC Business Consultants, Ltd.	650	38,065
Oenon Holdings, Inc.	4,000	9,021
Ogaki Kyoritsu Bank, Ltd.	31,000	91,061
Ohara, Inc.	2,000	20,047
Oiles Corp.	4,427	81,651
Oita Bank, Ltd.	21,000	57,985
Okabe Company, Ltd.	4,800	25,695
Okamoto Industries, Inc.	7,000	25,978
Okamura Corp.	13,000	76,016
Okasan Holdings, Inc.	28,000	89,283
Oki Electric Industry Company, Ltd. (I)	83,000	70,848
Okinawa Electric Power Company, Inc.	3,000	119,361
OKK Corp. (I)	10,000	13,082
OKUMA Corp.	15,382	138,217

The accompanying notes are an integral part of the financial statements.	112

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Okumura Corp.	25,000	$89,538
Okura Industrial Company, Ltd.	8,000	26,071
Okuwa Company, Ltd.	3,000	31,953
ONO Sokki Company, Ltd. (I)	4,000	11,442
Onoken Company, Ltd.	1,400	12,084
Onward Kashiyama Company, Ltd.	18,000	131,935
Optex Company, Ltd.	400	5,358
Organo Corp.	3,000	22,820
Osaka Organic Chemical Industry, Ltd.	3,200	16,452
Osaka Steel Company, Ltd.	2,500	48,771
Osaki Electric Company, Ltd.	3,000	28,127
OSG Corp.	10,400	135,908
Oyo Corp.	2,400	22,265
Pacific Golf Group International
Holdings KK	68	36,051
Pacific Industrial Company, Ltd.	4,000	18,648
Pal Company, Ltd.	950	29,027
PanaHome Corp.	11,000	72,822
Panasonic Electric Works Information
Systems Company, Ltd.	500	13,654
Paramount Bed Company, Ltd.	2,500	68,779
Parco Company, Ltd.	7,200	56,475
Paris Miki, Inc.	2,800	27,456
Pasco Corp.	4,000	14,286
Pasona Group, Inc.	31	27,668
Penta-Ocean
Construction Company, Ltd. (L)	23,000	51,810
PIA Corp. (I)	1,300	12,777
Pigeon Corp.	2,731	92,656
Pilot Corp.	22	42,264
Piolax, Inc.	1,000	22,296
Pioneer Corp. (I)	19,200	84,669
Plenus Company, Ltd.	2,800	43,749
Point, Inc.	2,780	124,228
Press Kogyo Company, Ltd.	8,000	35,068
Prima Meat Packers, Ltd.	14,000	17,274
Pronexus, Inc.	3,500	16,164
PS Mitsubishi Construction Company, Ltd.	4,200	16,522
Raito Kogyo Company, Ltd.	7,600	24,717
Rasa Industries, Ltd. (I)	10,000	15,706
Resorttrust, Inc.	5,800	68,272
Rhythm Watch Company, Ltd.	14,000	19,507
Ricoh Leasing Company, Ltd.	3,200	68,695
Right On Company, Ltd. (I)	1,800	9,547
Riken Corp.	11,000	47,852
Riken Keiki Company, Ltd.	2,500	20,155
Riken Technos Corp.	8,000	28,271
Riken Vitamin Company, Ltd.	2,000	49,535
Ringer Hut Company, Ltd.	1,700	22,899
Riso Kagaku Corp. (L)	2,000	30,743
Riso Kyoiku Company, Ltd. (I)	338	16,460
Rock Field Company, Ltd.	1,000	14,967
Rohto Pharmaceutical Company, Ltd.	4,000	43,377
Roland Corp.	2,500	25,291
Round One Corp.	9,000	57,847
Royal Holdings Company, Ltd.	3,300	35,021
Ryobi, Ltd.	18,000	68,992
Ryoden Trading Company, Ltd.	4,000	24,141
Ryohin Keikaku Company, Ltd.	3,500	158,800
Ryosan Company, Ltd.	5,929	125,768
Ryoshoku, Ltd.	1,000	21,636
Ryoyo Electro Corp.	3,200	32,366
Sagami Chain Company, Ltd. (I)	2,000	11,492
Saibu Gas Company, Ltd.	38,000	85,122
Saizeriya Company, Ltd.	3,900	69,245

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sakai Chemical Industry Company, Ltd.	14,000	$66,318
Sakata INX Corp.	5,000	22,801
Sakata Seed Corp.	5,400	75,399
Sala Corp.	4,500	20,310
San-A Company, Ltd.	1,100	41,810
San-Ai Oil Company, Ltd.	6,000	31,109
Sanden Corp.	11,000	50,678
Sanei-International Company, Ltd.	1,700	19,042
Sangetsu Company, Ltd.	3,900	91,716
Sankei Building Company, Ltd.	3,300	18,135
Sanken Electric Company, Ltd.	11,437	72,668
Sanki Engineering Company, Ltd.	9,000	47,685
Sankyo Seiko Company, Ltd.	7,700	24,305
Sankyo-Tateyama Holdings, Inc. (I)	32,000	43,386
Sankyu, Inc.	41,000	176,043
Sanoh Industrial Company, Ltd.	4,600	35,860
Sanshin Electronics Company, Ltd.	3,600	27,499
Sanwa Shutter Corp.	26,124	86,133
Sanyo Chemical Industries, Ltd.	10,000	77,023
Sanyo Denki Company, Ltd.	6,000	46,558
Sanyo Shokai, Ltd.	10,000	29,653
Sanyo Special Steel Company, Ltd.	16,648	100,779
Sasebo Heavy Industries Company, Ltd.	13,000	22,505
Sato Corp.	3,000	38,636
Satori Electric Company, Ltd.	2,400	14,966
Sawai Pharmaceutical Company, Ltd.	1,800	178,558
Seibu Electric Industry Company, Ltd.	3,000	12,164
Seika Corp.	11,000	28,320
Seikagaku Corp.	5,700	62,640
Seiko Holdings Corp.	11,000	35,348
Seino Holdings Company, Ltd.	8,000	56,930
Seiren Company, Ltd.	7,000	43,795
Sekisui Jushi Corp.	4,000	39,182
Sekisui Plastics Company, Ltd.	5,000	18,369
Senko Company, Ltd.	9,000	30,030
Senshu Electric Company, Ltd.	1,500	21,316
Senshukai Company, Ltd.	4,500	26,684
Shibaura Mechatronics Corp.	5,000	20,686
Shibusawa Warehouse Company, Ltd.	6,000	19,809
Shibuya Kogyo Company, Ltd.	3,300	33,901
Shikibo, Ltd.	11,000	11,656
Shikoku Bank, Ltd.	29,000	84,935
Shikoku Chemicals Corp.	5,000	28,034
Shima Seiki Manufacturing, Ltd.	4,700	127,906
Shimachu Company, Ltd.	5,800	140,327
Shimizu Bank, Ltd.	1,100	39,246
Shimojima Company, Ltd.	1,000	12,177
Shin Nippon Air
Technologies Company, Ltd.	3,100	15,075
Shin-Etsu Polymer Company, Ltd.	5,300	26,639
Shin-Keisei Electric
Railway Company, Ltd.	4,000	16,801
Shin-Kobe Electric
Machinery Company, Ltd.	2,000	29,015
Shinagawa Refractories Company, Ltd.	5,000	13,978
Shindengen Electric
Manufacturing Company, Ltd.	7,000	33,585
Shinkawa, Ltd.	1,700	14,326
Shinko Electric Company, Ltd.	14,000	44,524
Shinko Plantech Company, Ltd.	4,800	49,973
Shinko Shoji Company, Ltd.	2,700	20,116
Shinmaywa Industries, Ltd.	13,000	49,474
Shinnihon Corp.	8,000	24,905
Shinsho Corp.	7,000	16,289
Shinwa Kaiun Kaisha, Ltd.	11,000	21,716

The accompanying notes are an integral part of the financial statements.	113

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shiroki Corpshiroki Corp.	19,000	$60,755
Shizuki Electric Company, Inc.	3,000	12,019
Shizuoka Gas Company, Ltd.	9,500	52,673
SHO-BOND Holdings Company, Ltd.	4,000	93,824
Shobunsha Publications, Inc.	2,400	17,169
Shochiku Company, Ltd.	14,000	104,996
Shoko Company, Ltd.	11,000	14,644
Showa Aircraft Industry Company, Ltd.	3,000	24,163
Showa Corp. (I)	4,900	32,729
Showa Sangyo Company, Ltd.	13,000	34,434
Siix Corp.	2,100	33,190
Simplex Technology, Inc.	31	13,712
Sinanen Company, Ltd.	5,000	20,002
Sintokogio, Ltd.	8,000	75,729
Sky Perfect JSAT Corp.	226	88,210
SMK Corp.	6,000	24,793
So-net Entertainment Corp.	26	99,176
So-net M3, Inc.	21	146,240
Sodick Company Ltd.	4,200	31,997
Sogo Medical Company, Ltd.	900	29,264
Sohgo Security Services Company, Ltd.	12,500	132,522
Space Company, Ltd.	2,700	17,163
SRI Sports, Ltd.	1	1,066
ST Corp.	1,100	11,620
St. Marc Holdings Company, Ltd.	1,100	41,432
Star Micronics Company, Ltd.	5,100	54,407
Starzen Company, Ltd.	9,000	25,716
Stella Chemifa Corp.	900	30,453
Sugi Pharmacy Company, Ltd.	4,000	95,897
Sumida Corp.	2,600	24,022
Sumikin Bussan Corp.	10,000	22,181
Sumiseki Holdings, Inc. (I)	9,800	12,853
Sumisho Computer Systems Corp. (L)	3,700	55,903
Sumitomo Bakelite Company, Ltd.	24,000	156,899
Sumitomo Densetsu Company, Ltd.	4,300	20,577
Sumitomo Forestry Company, Ltd.	100	866
Sumitomo Light
Metal Industries, Ltd. (I)(L)	35,000	34,714
Sumitomo Mitsui Company, Ltd. (I)(L)	31,300	25,834
Sumitomo Osaka Cement Company, Ltd.	44,000	112,153
Sumitomo Pipe & Tube Company, Ltd.	4,100	27,306
Sumitomo Precision
Products Company, Ltd.	4,000	34,800
Sumitomo Real Estate Sales Company, Ltd.	1,690	74,579
Sumitomo Seika Chemicals Company, Ltd.	4,000	21,369
Sumitomo Warehouse Company, Ltd.	14,952	67,013
Sunx, Ltd.	6,100	34,220
SWCC Showa Holdings Company, Ltd. (I)	34,000	40,774
SxL Corp. (I)	10,000	8,369
SystemPro Company, Ltd.	49	44,839
T Rad Company, Ltd.	4,000	16,392
T. Hasegawa Company, Ltd.	2,900	44,249
Tachi-S Company, Ltd.	3,100	50,591
Tachibana Eletech Company, Ltd.	1,700	15,668
Tact Home Company, Ltd.	17	14,513
Tadano, Ltd.	17,000	90,905
Taihei Dengyo Kaisha, Ltd.	4,000	31,070
Taihei Kogyo Company, Ltd.	11,000	43,541
Taiheiyo Cement Corp. (L)	68,000	128,360
Taiho Kogyo Company, Ltd.	2,900	26,517
Taikisha, Ltd.	5,800	115,937
Taiyo Ink Manufacturing Company, Ltd.	2,500	73,191
Takamatsu Corp.	1,900	24,597
Takano Company, Ltd.	2,000	11,595

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Takaoka Electric
Manufacturing Company, Ltd.	8,000	$24,896
Takara Holdings, Inc.	12,000	59,229
Takara Standard Company, Ltd.	15,000	108,224
Takasago International Corp.	12,000	57,952
Takasago Thermal
Engineering Company, Ltd.	10,200	77,019
Takihyo Company, Ltd.	1,000	4,864
Takiron Company, Ltd.	7,000	25,798
Takisawa Machine Tool Company, Ltd.	3,000	4,158
Takuma Company, Ltd. (I)	10,000	48,913
Tamron Company, Ltd.	1,300	28,977
Tamura Corp.	7,000	22,313
Tatsuta Electric Wire &
Cable Company, Ltd.	8,000	43,167
Tayca Corp.	1,000	3,653
Teac Corp. (I)	35,000	15,578
Tecmo Koei Holdings Company, Ltd.	5,200	40,672
Teikoku Electric
Manufacturing Company, Ltd.	700	12,746
Teikoku Piston Ring Company, Ltd.	2,700	29,636
Teikoku Tsushin Kogyo Company, Ltd.	6,000	10,877
Tekken Corp.	14,000	17,804
Telepark Corp.	28	51,885
Temp Holdings Company, Ltd.	2,600	23,045
Tenma Corp.	2,100	21,161
The Chiba Kogyo Bank, Ltd. (I)	3,500	17,675
The Daiei, Inc. (I)	14,050	50,125
The Hokkoku Bank, Ltd.	40,000	133,983
The Hyakugo Bank, Ltd.	31,000	118,435
The Mie Bank, Ltd.	12,000	28,420
The Pack Corp.	1,500	24,705
The San-in Godo Bank, Ltd.	21,000	137,561
The Yachiyo Bank, Ltd.	300	7,578
Tigers Polymer Corp.	2,000	9,442
TKC Corp.	2,100	43,922
TOA Corp.	22,000	35,852
TOA Oil Company, Ltd.	14,000	17,479
Toagosei Company, Ltd.	29,000	147,407
Tobishima Corp. (I)	48,000	15,994
Tobu Store Company, Ltd.	8,000	24,294
TOC Company, Ltd.	11,400	52,303
Tocalo Company, Ltd.	1,300	26,673
Tochigi Bank, Ltd.	16,000	56,198
Toda Corp.	39,000	140,507
Toda Kogyo Corp.	5,000	44,986
Toei Company, Ltd.	6,000	27,760
Toenec Corp.	5,000	25,126
Toho Bank, Ltd.	28,000	61,017
Toho Company, Ltd.	6,000	22,255
Toho Holdings Company, Ltd.	7,300	70,808
Toho Titanium Company, Ltd.	800	24,532
Toho Zinc Company, Ltd.	12,000	54,910
Tohoku Bank, Ltd.	9,000	13,512
Tohto Suisan Company, Ltd.	5,000	7,484
Tokai Carbon Company, Ltd.	20,000	110,266
Tokai Holdings
Corptokai Holdings Corp. (I)	4,000	19,629
Tokai Rubber Industries, Ltd.	7,400	88,962
Tokai Tokyo Securities Company, Ltd.	32,966	88,077
Token Corp.	970	37,942
Toko Electric Corp.	6,000	29,171
Toko, Inc. (I)	10,000	25,213
Tokushu Tokai Holdings Company, Ltd.	11,000	21,155
Tokyo Dome Corp. (I)	17,000	32,893

The accompanying notes are an integral part of the financial statements.	114

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tokyo Energy & Systems, Inc.	3,000	$14,678
Tokyo Individualized
Educational Institute, Inc.	2,600	5,208
Tokyo Kikai Seisakusho, Ltd. (I)	10,000	9,014
Tokyo Ohka Kogyo Company, Ltd.	7,200	154,483
Tokyo Rakutenchi Company, Ltd.	6,000	19,618
Tokyo Rope Manufacturing Company, Ltd.	12,000	48,519
Tokyo Seimitsu Company, Ltd.	6,500	133,152
Tokyo Style Company, Ltd.	11,000	75,169
Tokyo Tekko Company, Ltd.	7,000	18,346
Tokyo Tomin Bank, Ltd.	4,200	52,078
Tokyotokeiba Company, Ltd.	18,000	22,923
Tokyu Community Corp.	1,300	38,818
Tokyu Construction Company, Ltd.	8,480	21,899
Tokyu Livable, Inc.	2,200	19,790
Tokyu Recreation Company, Ltd.	4,000	25,347
Toli Corp.	7,000	14,058
Tomato Bank, Ltd.	10,000	17,726
Tomen Electronics Corp.	900	11,442
Tomoe Corp.	4,400	17,195
Tomoe Engineering Company, Ltd.	400	8,663
Tomoku Company, Ltd.	11,000	28,109
TOMONY Holdings, Inc.	14,100	45,342
Tomy Company, Ltd.	6,100	56,604
Topcon Corp. (L)	8,200	41,842
Toppan Forms Company, Ltd.	7,900	60,535
Topre Corp.	5,000	43,154
Topy Industries, Ltd.	21,000	53,484
Tori Holdings Company, Ltd. (I)	6,300	1,478
Toridoll Corp.	22	26,833
Torigoe Company, Ltd.	2,300	19,657
Torii Pharmaceutical Company, Ltd.	1,700	34,871
Torishima Pump
Manufacturing Company, Ltd.	2,300	32,887
Tosei Corp.	16	5,016
Toshiba Machine Company, Ltd.	15,000	74,336
Toshiba Plant Systems & Services Corp.	8,000	80,273
Toshiba TEC Corp.	17,000	78,133
Tosho Printing Company, Ltd.	3,000	5,137
Totetsu Kogyo Company, Ltd.	4,000	34,343
Tottori Bank, Ltd.	11,000	20,378
Touei Housing Corp.	2,500	28,890
Towa Bank, Ltd.	28,000	32,200
Towa Pharmaceutical Company, Ltd.	1,500	83,662
Toyo Construction Company, Ltd.	33,000	35,383
Toyo Corp.	3,100	33,106
Toyo Electric
Manufacturing Company, Ltd.	4,000	18,872
Toyo Engineering Corp.	25,000	91,027
Toyo Ink Manufacturing Company, Ltd.	30,000	141,363
Toyo Kanetsu KK	16,000	37,064
Toyo Kohan Company, Ltd.	9,000	41,288
Toyo Securities Company, Ltd.	7,000	9,499
Toyo Tanso Company, Ltd.	1,700	94,003
Toyo Tire & Rubber Company, Ltd.	22,000	50,109
Toyobo Company, Ltd.	71,064	102,340
Transcosmos, Inc.	3,700	38,244
Trusco Nakayama Corp.	4,000	73,345
TS Tech Company, Ltd.	6,600	114,489
Tsubakimoto Chain Company, Ltd.	19,000	107,453
Tsukishima Kikai Company, Ltd.	1,000	8,598
Tsuruha Holdings, Inc.	2,400	111,003
Tsurumi Manufacturing Company, Ltd.	3,000	21,198
Tsutsumi Jewelry Company, Ltd.	900	21,958
TV Asahi Corp.	4	5,834

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
U-Shin, Ltd.	6,300	$45,993
Ube Material Industries, Ltd.	9,000	31,444
Uchida Yoko Company, Ltd.	5,000	14,570
ULVAC, Inc.	7,400	188,383
Uniden Corp.	7,000	26,657
Unihair Company, Ltd. (I)	4,600	41,858
Union Tool Company, Ltd.	1,600	35,292
Unipres Corp.	4,300	98,330
United Arrows, Ltd.	2,400	45,353
Unitika, Ltd. (I)	42,000	30,030
Universe Company, Ltd.	900	13,431
Utoc Corp.	4,300	10,735
Valor Company, Ltd.	4,700	61,189
Venture Link Company, Ltd. (I)	9,800	241
Vital KSK Holdings, Inc.	7,700	59,796
Wacom Company, Ltd.	51	60,885
Wakachiku Construction Company, Ltd. (I)	17,000	20,711
Warabeya Nichiyo Company, Ltd.	1,500	17,262
Watabe Wedding Corp.	800	6,577
Watami Company, Ltd.	3,600	68,078
Weathernews, Inc.	800	18,413
Wood One Company, Ltd.	2,000	7,805
Xebio Company, Ltd.	4,700	98,554
Yahagi Construction Company, Ltd.	4,000	19,113
Yaizu Suisankagaku
Industry Company, Ltd.	1,700	15,440
Yamagata Bank, Ltd.	29,000	127,407
Yamanashi Chuo Bank, Ltd.	25,255	103,947
Yamatane Corp.	13,000	18,660
Yamazen Corp.	7,500	46,187
Yaoko Company, Ltd.	800	23,528
Yasuda Warehouse Company, Ltd.	2,600	14,758
Yellow Hat, Ltd.	2,000	20,186
Yodogawa Steel Works, Ltd.	20,825	85,035
Yokogawa Bridge Corp.	3,000	18,040
Yokohama Reito Company, Ltd.	4,000	26,215
Yokowo Company, Ltd.	2,800	17,866
Yomeishu Seizo Company, Ltd.	3,000	27,133
Yomiuri Land Company, Ltd.	2,000	6,655
Yondenko Corp.	1,000	4,066
Yonekyu Corp.	3,000	21,469
Yorozu Corp.	1,600	34,838
Yoshinoya D&C Company, Ltd.	69	84,940
Yuasa Funashoku Company, Ltd.	4,000	9,319
Yuasa Trading Company, Ltd.	24,000	37,694
Yukiguni Maitake Company, Ltd.	600	3,468
Yurtec Corp.	5,000	23,384
Yusen Logistics Company, Ltd.	4,000	69,949
Yushin Precision Equipment Company, Ltd.	1,400	26,892
Yushiro Chemical Industry Company, Ltd.	1,100	14,158
Zenrin Company, Ltd.	2,900	27,350
Zensho Company, Ltd.	12,300	149,934
Zeria Pharmaceutical Company, Ltd.	3,000	36,920
Zuken, Inc.	2,300	15,849

		42,714,976
Jersey, C.I. - 0.01%
Atrium European Real Estate, Ltd.	1,774	12,103
Liechtenstein - 0.03%
Liechtensteinische Landesbank AG	30	2,691
Verwaltungs & Privat Bank AG	503	65,507

		68,198
Luxembourg - 0.09%
Elcoteq SE (I)	353	467

The accompanying notes are an integral part of the financial statements.	115

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Luxembourg (continued)
Gagfah Sagagfah SA	7,615	$59,323
Orco Property Group SA (I)	1,119	14,525
Regus PLC	62,639	118,920

		193,235
Malaysia - 0.02%
Samling Global, Ltd.	380,000	49,255
Monaco - 0.03%
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco SA	930	58,759
Netherlands - 1.98%
Aalberts Industries NV	15,017	356,985
Accell Groupaccell Group	1,618	46,127
AMG Advanced
Metallurgical Group N.V. (I)	1,512	29,598
Arcadis NV	4,659	109,576
ASM International NV	5,127	216,727
BE Semiconductor Industries NV	9,412	86,663
Beter Bed Holding NV	1,715	48,236
BinckBank NV	4,255	69,837
Brunel International NV	2,644	120,429
Crown Van Gelder NV (I)	152	1,316
CSM (L)	12,445	434,034
Exact Holdings NV	1,691	54,802
Fornix Biosciences NV	1,231	2,692
Grontmij NV	1,805	39,341
Heijmans NV	492	15,296
Imtech NV	9,643	363,191
KAS Bank NV	1,372	22,191
Kendrion NV	951	24,286
Koninklijke BAM Groep NV	35,534	241,343
Koninklijke Ten Cate NV	3,044	126,312
Koninklijke Wessanen Nv	263	1,141
Macintosh Retail Group NV	3,311	89,162
Mediq NV	4,854	98,824
Nederlandsche
Apparatenfabriek NEDAP NV	441	15,127
Nutreco Holding NV	4,941	377,134
Ordina NV (I)	4,821	24,858
SBM Offshore NV	22,149	586,085
Sligro Food Group NV	4,030	150,302
SNS REAAL NV (I)	6,924	36,563
Telegraaf Media Groep NV	2,614	50,971
TKH Group NV	3,241	108,657
TomTom NV (I)	11,876	98,511
Unit 4 Agresso NV	2,949	107,832
USG People NV	6,455	117,482
Wavin NV (I)	7,572	125,248

		4,396,879
New Zealand - 0.83%
Air New Zealand, Ltd.	34,980	31,480
Ebos Group, Ltd.	3,312	19,274
Fisher & Paykel
Appliances Holdings, Ltd. (I)	50,069	25,625
Fisher & Paykel Healthcare Corp.	92,865	220,608
Fletcher Building, Ltd.	13,039	95,394
Freightways, Ltd.	13,503	36,776
Hallenstein Glasson Holdings, Ltd.	6,230	20,205
Infratil, Ltd.	111,284	172,634
Mainfreight, Ltd.	7,607	62,950
New Zealand Exchange, Ltd.	8,304	17,215
New Zealand Oil & Gas, Ltd.	43,598	33,020
New Zealand Refining Company, Ltd.	20,150	71,348
Nuplex Industries, Ltd.	22,627	57,721

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
New Zealand (continued)
PGG Wrightson, Ltd. (I)	18,780	$7,903
Pike River Coal Company, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	15,938	115,687
Pumpkin Patch, Ltd.	30,500	29,270
Rakon, Ltd. (I)	10,503	9,361
Ryman Healthcare, Ltd.	28,341	63,387
Sanford, Ltd.	6,681	30,580
Sky City Entertainment Group, Ltd.	110,681	335,215
Sky Network Television, Ltd.	33,191	154,736
Steel & Tube Holdings, Ltd.	7,400	16,178
Tower, Ltd.	43,309	61,847
Vector, Ltd.	43,347	90,493
Warehouse Group, Ltd.	16,872	50,935

		1,829,842
Norway - 1.03%
ABG Sundal Collier Holding ASA	19,225	22,906
Acta Holding ASA	30,000	17,524
Aktiv Kapital ASA	3,800	22,226
Algeta ASA (I)	544	13,984
Birdstep Technology ASA (I)	6,000	1,894
BW Offshore, Ltd.	58,362	141,462
BWG Homes ASA	10,828	45,722
Camillo Eitzen & Company ASA (I)	5,800	7,339
Cermaq ASA (I)	5,902	117,002
Copeinca ASA (I)(L)	9,400	78,404
Det Norske Oljeselskap ASA (I)	1,807	10,221
DNO International ASA (I)	5	7
DOF ASA (I)	6,333	58,167
EDB Business Partner ASA (I)	7,241	20,192
Eitzen Chemical ASA (I)	8,000	1,087
Ekornes ASA	3,813	95,082
Electromagnetic GeoServices ASA (I)	11,288	27,242
Eltek ASA (I)	14,600	14,159
Ementor ASA	10,153	107,981
Farstad Shipping ASA	4,400	147,431
Ganger Rolf ASA	1,427	35,072
Kongsberg Automotive Holding ASA (I)	59,856	52,563
Kverneland Gruppen ASA (I)	1,000	1,228
Leroy Seafood Group ASA	246	7,355
Nordic Semiconductor ASA (L)	28,917	112,953
Norse Energy Corp. ASA (I)	42,880	4,632
Norske Skogindustrier ASA (I)	18,500	45,320
Norwegian Air Shuttle ASA (I)(L)	2,792	55,049
Odfjell ASA (I)	6,307	56,463
Opera Software ASA	7,301	49,076
Panoro Energy ASA (I)	4,287	5,408
PhotoCure ASA (I)	1,408	12,198
Pronova Biopharma AS (I)	16,346	31,187
Q-Free ASA (I)	7,500	25,038
Scana Industrier ASA (I)	15,396	18,067
Sevan Marine ASA (I)	36,322	5,222
Siem Offshore, Inc. (I)	20,762	45,452
Solstad Offshore ASA	3,000	62,931
Songa Offshore SE (I)	20,284	106,274
Sparebanken Midt-Norge ASA	13,729	134,051
Tomra Systems ASA	25,129	230,123
Veidekke ASA (L)	14,364	130,719
Wilh Wilhelmsen Holding ASA, Class A	4,200	107,232

		2,283,645
Peru - 0.11%
Hochschild Mining PLC	26,736	233,583
Portugal - 0.30%
Altri SGPS SA	18,174	41,630

The accompanying notes are an integral part of the financial statements.	116

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Portugal (continued)
Banco BPI SA (I)	43,354	$68,937
BANIF SGPS SA (I)	4,673	5,090
Brisa Auto Estrada SA	2,548	16,302
Impresa SGPS SA (I)	13,622	13,338
Investimentos Participacoes
e Gestao SA (I)(L)	31,635	13,671
Mota Engil	9,080	22,289
Novabase SGPS SA	2,054	8,058
Pararede SGPS SA (I)	10,834	3,743
Portucel - Empresa Produtora de Pasta
e Papel SA	30,403	105,656
Redes Energeticas Nacionais SA	6,644	22,529
Semapa-Sociedade de Investimento
& Gestao	5,951	66,868
Sonae	84,965	94,013
Sonae Industria SGPS SA (I)	4,886	9,953
Sonaecom - SGPS SA	12,082	27,110
Teixeira Duarte SA	37,298	27,400
Zon Multimedia SA (L)	24,934	122,735

		669,322
Singapore - 1.37%
Allgreen Properties, Ltd.	164,000	212,770
Asia Food & Properties, Ltd. (I)	280,000	72,536
Baker Technology, Ltd.	101,000	28,264
Banyan Tree Holdings, Ltd.	78,000	57,238
Biosensors International Group, Ltd. (I)	79,000	81,997
Bonvests Holdings, Ltd.	36,400	30,695
Boustead Singapore, Ltd.	7,000	5,898
Bukit Sembawang Estates, Ltd.	20,000	70,867
Cerebos Pacific, Ltd.	18,000	73,856
CH Offshore, Ltd.	50,000	18,387
China Aviation Oil Singapore Corp., Ltd.	60,000	60,816
China Merchants Holdings Pacific, Ltd.	41,000	19,281
Chip Eng Seng Corp., Ltd.	63,000	24,265
Chuan Hup Holdings, Ltd.	78,000	15,180
Creative Technology, Ltd.	7,050	18,537
CSE Global, Ltd.	81,000	79,033
CWT, Ltd.	31,000	30,678
Ezion Holdings, Ltd.	55,000	30,110
Ezra Holdings, Ltd.	100,800	130,813
Falcon Energy Group, Ltd.	32,000	8,566
First Resources, Ltd.	66,000	75,996
Food Empire Holdings, Ltd.	43,800	13,407
Gallant Venture, Ltd. (I)	111,000	34,668
Goodpack, Ltd.	47,000	78,126
Healthway Medical Corp, Ltd. (I)	299,000	24,251
Hi-P International, Ltd.	13,000	11,385
Ho Bee Investment, Ltd.	71,000	83,489
Hong Fok Corp., Ltd. (I)	39,800	18,557
Hong Leong Asia, Ltd.	16,000	31,527
Hotel Plaza, Ltd.	30,000	46,293
Hotel Properties, Ltd.	27,100	52,518
HTL International Holdings, Ltd.	24,000	9,147
Hwa Hong Corp., Ltd.	55,000	23,675
Hyflux, Ltd.	81,000	134,034
Jaya Holdings, Ltd. (I)	57,000	28,484
Jurong
Technologies Industrial Corp., Ltd. (I)	83,200	0
Keppel Telecommunications
& Transportation, Ltd.	15,000	15,485
Kim Eng Holdings, Ltd. (I)	29,795	74,649
KS Energy Services, Ltd. (I)	22,000	17,754
Manhattan Resources, Ltd. (I)	34,000	31,127
MediaRing, Ltd. (I)	316,000	14,168

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Mercator Lines Singapore, Ltd.	70,000	$11,920
Metro Holdings, Ltd.	38,000	28,502
MFS Technology, Ltd. (I)	56,000	5,676
Midas Holdings, Ltd.	104,000	56,522
MobileOne, Ltd.	53,000	104,425
NatSteel, Ltd.	29,000	32,424
Oceanus Group, Ltd. (I)	142,000	28,786
Orchard Parade Holdings, Ltd.	18,000	22,669
Osim International, Ltd.	44,000	60,679
Otto Marine, Ltd.	149,000	25,978
Petra Foods, Ltd.	46,000	66,002
Raffles Education Corp., Ltd.	131,028	62,167
Raffles Medical Group, Ltd.	27,000	50,205
Rotary Engineering, Ltd.	37,000	25,951
SBS Transit, Ltd.	20,500	31,737
SC Global Developments, Ltd.	34,000	25,093
Sim Lian Group, Ltd.	63,000	24,003
Singapore Reinsurance Corp., Ltd.	47,000	11,607
Stamford Land Corp., Ltd.	100,000	51,490
Super Coffeemix Manufacturing, Ltd.	35,000	41,663
Swiber Holdings, Ltd. (I)	83,000	51,161
Tat Hong Holdings, Ltd.	28,000	18,617
Tuan Sing Holdings, Ltd.	104,000	32,471
United Engineers, Ltd.	29,000	51,499
UOB-Kay Hian Holdings, Ltd.	37,000	51,001
WBL Corp., Ltd.	14,000	41,665
Wing Tai Holdings, Ltd.	95,300	121,323
Yongnam Holdings, Ltd.	118,000	24,405

		3,048,168
South Africa - 0.05%
First Uranium Corp. (I)(L)	25,500	18,424
Great Basin Gold, Ltd. (I)(L)	41,400	85,035
Platmin, Ltd. (I)	537	388

		103,847
Spain - 2.15%
Abengoa SA (I)	5,452	166,680
Adolfo Dominguez SA (I)	1,580	18,846
Amper SA (I)	2,862	16,987
Antena 3 de Television SA (I)	8,128	64,292
Avanzit SA (I)	25,467	11,554
Azkoyen SA (I)	2,428	8,106
Banco de Sabadell SA	4,375	18,856
Banco de Valencia SA (I)(L)	403	1,416
Banco de Valencia SA (I)(L)	20,224	71,035
Banco Pastor SA (L)	14,006	61,940
Banco Pastor SA (L)	310	1,371
Bankinter SA (L)	29,748	203,821
Baron de Ley SA (I)	517	34,940
Bolsas y Mercados Espanoles SA (L)	8,689	269,998
Caja de Ahorros del Mediterraneo	1,684	12,441
Campofrio Alimentacion SA (I)	2,513	32,936
Cementos Portland Valderrivas SA (I)	1,810	34,106
Codere SA (I)	798	11,853
Construcciones & Auxiliar
de Ferrocarriles SA	318	179,951
Corporacion Dermoestetica SA (I)	898	2,116
Duro Felguera SA (I)	8,082	69,426
Ebro Foods SA	12,956	302,166
Elecnor SA	5,244	86,247
Ercros SA (I)	14,570	21,345
Faes Farma SA	20,129	72,137
General de Alquiler de Maquinaria (I)	6,496	17,582
Gestevision Telecinco SA	19,801	179,253

The accompanying notes are an integral part of the financial statements.	117

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Grifols SA	22,685	$463,327
Grupo Catalana Occidente SA (I)	7,194	175,774
Grupo Empresarial Ence SA (I)	13,567	53,775
Grupo Tavex SA (I)	8,440	5,292
Iberpapel Gestion SA (I)	1,271	28,972
Indra Sistemas SA	14,890	312,620
La Seda de Barcelona SA (I)	859,572	112,718
Laboratorios Almirall SA	5,422	63,262
Miquel y Costas SA	1,078	34,776
Natraceutical SA (I)	22,388	9,908
NH Hoteles SA (I)	13,111	107,039
Obrascon Huarte Lain SA	6,042	226,655
Papeles y Cartones de Europa SA (I)	5,661	32,618
Pescanova SA	658	27,718
Prim SA	1,511	11,586
Promotora de Informaciones SA (I)	17,908	43,847
Prosegur Cia de Seguridad SA (I)	2,960	171,150
Realia Business SA (I)	2,646	6,477
Service Point Solutions SA (I)	39,748	22,835
Sociedad Nacional Inds. (I)	11,792	26,390
Sol Melia SA	6,841	85,351
SOS Cuetara SA (I)	13,721	11,860
Tecnicas Reunidas SA	3,090	174,945
Tecnocom (I)	4,417	13,101
Tubacex SA (I)	10,497	47,518
Tubos Reunidos SA (I)	9,612	31,106
Urbas Proyectos Urbanisticos SA (I)	10,449	867
Vertice Trescientos Sesenta Grados (I)	1,265	411
Vidrala SA (I)	2,317	71,409
Viscofan SA	7,252	291,100
Vocento SA (I)	6,333	31,403
Vueling Airlines SA (I)	2,475	32,434
Zeltia SA (I)	18,631	70,208

		4,769,853
Sweden - 2.82%
AarhusKarlshamn AB (L)	3,985	121,721
Acando AB	7,431	19,314
Active Biotech AB (I)	6,544	96,160
AddTech AB	3,143	102,903
Angpanneforeningen AB	4,594	96,196
Avanza Bank Holding AB	2,433	82,087
Axfood AB	4,116	152,249
Axis Communications AB	4,940	119,132
BE Group AB (I)	5,044	35,101
Beijer Alma AB	2,125	47,268
Beijer Electronics AB	232	8,961
Bergman & Beving AB	3,668	63,631
Betsson Abbetsson AB (I)	4,726	117,507
Betsson Abbetsson AB-RED SHS B (I)	4,726	5,322
Bilia AB	4,374	86,199
Billerud Aktibolag AB	14,115	159,067
BioGaia AB	2,335	56,231
BioInvent International AB (I)	3,907	15,163
Bjoern Borg AB (I)	1,242	10,272
Bure Equity AB (I)	11,904	62,912
Castellum AB	4,888	76,658
Clas Ohlson AB	5,692	93,726
Cloetta AB	6,455	35,989
Concordia Maritime AB	748	2,093
D Carnegie & Company AB (I)	52,789	0
Diamyd Medical AB (I)	1,643	3,190
Duni AB	1,441	13,870
East Capital Explorer AB	1,176	13,848
Eniro AB (I)	3,060	11,726

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Etrion Corp. (I)	2,686	$2,391
Fabege AB	5,703	62,759
Fagerhult AB	600	18,420
Fastighets AB Balder - B Shares (I)	556	3,066
G & L Beijer AB	2,000	82,286
Gunnebo AB	11,783	75,431
Hakon Invest AB	2,736	43,696
Haldex AB (L)	13,150	240,284
Hexpol AB	897	26,243
HIQ International AB (I)	5,688	37,128
Hiq International AB (I)	5,688	1,650
Hoganas AB	3,718	156,419
Holmen AB, Series B	3,621	126,785
HQ AB (I)	1,886	2,491
Hufvudstaden AB-A SHS	475	6,015
Industrial & Financial Systems AB	3,313	68,255
Indutrade AB	2,469	79,406
Intrum Justitia AB	9,285	145,347
JM AB	14,111	377,547
KappAhl Holding AB (L)	6,786	39,256
Klovern AB	2,491	13,341
Kungsleden AB	5,864	59,568
Lagercrantz AB	4,000	44,719
Lindab International AB	9,627	117,734
Loomis AB	8,473	133,834
Medivir AB (I)	2,195	51,067
Mekonomen AB	3,500	126,243
Micronic Laser Systems AB (I)	11,550	32,318
NCC AB	13,610	331,705
Net Entertainment Ne AB (I)	1,863	18,214
Net Insight AB (I)(L)	50,000	25,743
New Wave Group AB	6,000	45,452
Nibe Industrier AB	12,042	219,257
Niscayah Group AB	23,554	65,670
Nobia AB (I)	25,872	202,294
Nolato AB	3,557	42,275
Nordnet AB	5,328	21,265
Northland Resources SA (I)	9,900	30,144
OEM International AB	8,427	89,592
ORC Software AB	1,800	23,205
PA Resources AB (I)	78,665	52,867
Peab AB	21,831	174,202
Proact IT Group AB	50	1,120
Proffice AB	10,000	58,141
Rezidor Hotel Group AB (I)	13,763	90,197
RNB Retail & Brands AB (I)	17,418	15,719
Saab AB	2,264	55,419
SAS AB (I)(L)	12,629	38,053
Seco Tools AB	2,291	40,348
Sensys Traffic AB (I)	50,268	7,124
SkiStar AB	2,852	51,984
Studsvik AB (I)	1,200	11,676
Sweco AB	5,392	59,511
Swedish Orphan Biovitrum AB (I)(L)	19,035	72,431
Swedish Orphan Biovitrum AB (I)	4,758	17,193
TradeDoubler AB (I)	5,818	39,771
Trelleborg AB, Series B	34,490	401,241
Wihlborgs Fastigheter AB	4,898	77,409

		6,261,417
Switzerland - 5.98%
Advanced Digital Broadcast Holdings SA	310	7,536
AFG Arbonia-Forster Holding AG (I)	929	35,846
Allreal Holding AG (I)	1,292	212,129
Also Holding AG	779	47,353

The accompanying notes are an integral part of the financial statements.	118

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Aryzta AG	12,491	$695,478
Ascom Holding AG	3,992	60,858
Autoneum Holding AG (I)	353	41,388
Bachem Holding AG	525	29,575
Bank Coop AG	2,190	173,002
Bank Sarasin & Compagnie AG	5,747	268,923
Banque Cantonale de Geneve	76	20,645
Banque Privee Edmond de Rothschild SA	1	31,070
Barry Callebaut AG (I)	226	222,668
Basilea Pharmaceutica (I)	1,026	85,069
Belimo Holding AG	69	156,090
Bell Holding AG	23	60,407
Berner Kantonalbank	492	141,366
Bobst Group AG (I)	1,425	61,862
Bossard Holding AG	748	145,654
Bucher Industries AG	639	158,016
Burckhardt Compression Holding AG	344	113,065
Card Guard AG (I)	1,457	9,097
Centralschweizerische Kraftwerke AG	280	107,267
Charles Voegele Holding AG (I)	1,112	81,085
Clariant AG (I)	35,519	781,370
Conzzeta Holding AG	69	196,787
Daetwyler Holding AG	806	74,496
Dufry Group AG (I)	2,489	324,035
EFG International (I)	8,296	109,134
Emmi AG	563	139,134
EMS-Chemie Holding AG	1,110	233,708
Energiedienst Holding AG (I)	982	66,827
Ferrexpo PLC	30,116	227,177
Flughafen Zuerich AG	560	250,400
Forbo Holding AG (I)	152	125,016
Galenica Holding AG	578	392,928
GAM Holding, Ltd. (I)	26,212	499,591
Gategroup Holding AG (I)	99	4,890
Georg Fischer AG (I)	549	342,251
Gurit Heberlein AG (I)	40	30,040
Helvetia Patria Holding AG	530	233,725
Huber & Suhner AG	74	5,608
Inficon Holding AG (I)	112	26,063
Interroll Holding AG (I)	57	26,947
Kaba Holding AG	295	128,283
Kardex AG (I)	444	13,023
Komax Holding AG (I)	335	41,645
Kudelski SA	4,963	83,338
Kuoni Reisen Holding AG (I)	298	124,033
LEM Holding SA	310	214,004
Logitech International SA (I)(L)	26,205	324,834
Luzerner Kantonalbank AG (I)	283	108,032
Medisize Holding AG (I)	524	31,978
Metall Zug AG	24	114,287
Meyer Burger Technology AG (I)	4,801	214,952
Micronas Semiconductor Holding AG (I)	3,027	28,254
Mobilezone Holding AG	5,131	61,483
Mobimo Holding AG (I)	582	149,934
Nobel Biocare Holding AG (I)	22,850	499,101
Orascom Development Holding AG (I)	169	6,861
Orell Fuessli Holding AG	223	35,116
Panalpina Welttransport Holding AG (I)	1,791	252,630
Partners Group Holding AG	85	16,702
Petroplus Holdings AG (I)	2,950	46,703
Phoenix Mecano AG	81	65,494
Precious Woods Holding AG (I)	327	6,529
PubliGroupe SA	276	49,586
Rieter Holding AG (I)	353	102,631
Romande Energie Holding SA	43	82,703

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Schaffner Holding AG (I)	90	$36,839
Schulthess Group AG (I)	805	55,162
Schweiter Technologies AG	117	89,797
Schweizerhall Holding AG (I)	305	30,419
Schweizerische National-Versicherungs-
Gesellschaft AG	1,491	64,012
Siegfried Holding AG (I)	396	47,981
St. Galler Kantonalbank	271	148,075
Straumann Holding AG	466	128,120
Sulzer AG	3,135	568,341
Swiss Life Holding (I)	3,036	507,421
Swissfirst AG (I)	887	22,687
Swisslog Holding AG (I)	60,097	65,301
Swissquote Group Holding SA	1,018	59,767
Tamedia AG (I)	586	89,990
Tecan Group AG (I)	1,142	93,041
Temenos Group AG (I)	9,132	321,514
Tornos SA (I)	2,185	34,977
U-Blox AG (I)	264	13,340
Unaxis Holding AG (I)	6,985	58,053
Valiant Holding AG	840	120,319
Valora Holding AG	333	110,612
Vaudoise Assurances Holding SA	211	69,658
Von Roll Holding AG (I)	1,526	7,346
Vontobel Holding AG	4,837	187,295
VZ Holding AG (L)	879	135,273
WMH Walter Meier AG	120	31,210
Ypsomed Holding AG (I)	908	57,386
Zehnder Group AG	36	113,100
Zuger Kantonalbank	20	133,522

		13,258,270
United Arab Emirates - 0.01%
Lamprell PLC	2,831	18,266
United Kingdom - 16.99%
888 Holdings PLC (I)	10,776	6,118
A.G. Barr PLC	4,530	101,484
Aberdeen Asset Management PLC	111,289	429,371
AEA Technology Group PLC (I)	18,852	1,280
Aegis Group PLC	154,574	360,533
Afren PLC (I)	108,404	296,738
Aga Rangemaster Group PLC	16,809	32,844
Alphameric PLC	33,484	13,588
Amlin PLC	7,920	55,406
Anglo Pacific Group PLC	13,955	71,330
Anglo-Eastern Plantations PLC	3,005	37,708
Anite PLC	32,668	39,415
Antisoma PLC (I)	100,552	3,869
Ashmore Group PLC	19,568	122,103
Ashtead Group PLC	78,654	236,997
Assura Group, Ltd.	39,777	28,478
Aveva Group PLC	8,970	246,382
Avis Europe PLC (I)	14,774	44,752
Axis-Shield PLC	9,883	55,412
Babcock International Group PLC	47,441	538,644
Balfour Beatty PLC	108,498	575,414
Barratt Developments PLC (I)	137,739	258,309
BBA Aviation PLC	48,884	176,665
Beazley PLC	61,656	129,545
Bellway PLC	15,504	189,577
Berkeley Group Holdings PLC (I)	19,444	362,700
Bloomsbury Publishing PLC	9,864	21,273
Bodycote PLC	25,304	157,691
Booker Group PLC	767	874
Bovis Homes Group PLC	21,822	159,747

The accompanying notes are an integral part of the financial statements.	119

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Braemar Seascope Group PLC	1,189	$8,982
Brammer PLC	3,768	19,216
Brewin Dolphin Holdings PLC	29,852	81,992
British Polythene Industries PLC	4,400	20,199
Britvic PLC	40,254	289,423
BTG PLC (I)	28,645	128,810
Cable & Wireless Communications PLC	420,071	313,035
Capital & Counties Properties PLC	4,083	12,097
Capital & Regional PLC (I)	10,673	6,687
Carclo Plc	580	2,794
Carillion PLC	68,444	431,842
Carpetright PLC	6,037	71,852
Castings PLC	6,764	33,333
Centaur Media PLC	19,732	18,210
Charles Stanley Group PLC	5,789	31,310
Charles Taylor Consulting PLC	5,241	11,211
Charter International PLC	23,693	304,073
Chaucer Holdings PLC	23,479	20,367
Chemring Group PLC	21,480	235,523
Chesnara PLC	17,735	71,787
Chime Communications PLC	5,000	24,611
Clarkson PLC	1,076	21,230
Clinton Cards PLC (I)	33,476	9,654
Close Brothers Group PLC	21,899	287,979
Collins Stewart PLC	27,764	36,333
Colt Telecom Group SA (I)	38,071	91,049
Communisis PLC (I)	19,820	10,784
Computacenter PLC	11,130	79,975
Consort Medical PLC	7,040	63,224
Cookson Group PLC	39,606	448,651
Corin Group PLC	4,201	3,799
Costain Group PLC	4,761	18,012
Cranswick PLC (I)	5,196	64,903
Creston PLC	10,587	20,221
Croda International PLC (I)	18,931	607,577
CSR PLC	27,703	164,257
D.S. Smith PLC	37,951	131,904
Daily Mail & General Trust PLC	40,524	302,773
Dairy Crest Group PLC	14,905	95,410
Davis Service Group PLC	19,057	151,909
De La Rue PLC	11,851	160,511
Debenhams PLC	160,381	197,486
Dechra Pharmaceuticals PLC	6,959	56,243
Development Securities PLC	19,418	75,245
Devro PLC	17,033	80,406
Dicom Group PLC (I)	6,393	48,798
Dignity PLC	5,242	65,200
Diploma PLC	10,843	65,074
Dixons Retail PLC (I)	575,734	185,799
Domino Printing Sciences PLC	9,846	108,351
Domino’s Pizza UK & IRL PLC	7,432	48,712
Drax Group PLC	54,749	418,928
DTZ Holdings PLC	19,551	12,961
Dunelm Group PLC	6,736	49,933
E2V Technologies PLC	662	1,412
easyJet PLC (I)	34,911	208,774
Electrocomponents PLC	66,269	320,722
Elementis PLC (I)	49,703	129,435
Enquest PLC (I)	56,433	123,845
Enterprise Inns PLC (I)	57,459	74,387
Euromoney Institutional Investor PLC	4,164	45,549
Evolution Group PLC	21,877	25,390
F&C Asset Management PLC	63,376	83,191
Fenner PLC	22,158	142,196
Fidessa Group PLC	5,020	160,631

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Filtrona PLC	20,887	$127,695
Findel PLC (I)	37,373	3,082
FirstGroup PLC	75,809	421,669
Forth Ports PLC	4,321	115,646
Fortune Oil PLC	205,675	45,117
French Connection Group PLC	23,030	34,328
Fuller Smith & Turner PLC	8,112	86,438
Future PLC (I)	44,714	12,689
Galliford Try PLC	10,310	78,339
Game Group PLC	48,348	37,425
Gem Diamonds, Ltd. (I)	11,000	46,937
Genus PLC (I)	6,656	106,838
Go-Ahead Group PLC	5,115	121,406
Greene King PLC	33,132	266,758
Greggs PLC	9,039	78,292
Halfords Group PLC	31,910	210,560
Halma PLC (I)	59,276	384,828
Hampson Industries PLC	36,786	14,046
Hardy Oil & Gas PLC (I)	7,986	27,768
Hays PLC	208,392	374,551
Headlam Group PLC	14,115	71,616
Helical Bar PLC	8,701	39,082
Helphire PLC (I)	51,338	4,082
Henderson Group PLC	116,394	287,916
Henry Boot PLC	14,125	30,548
Heritage Oil, Ltd. (I)	33,279	132,840
Hikma Pharmaceuticals PLC	20,715	289,545
Hill & Smith Holdings PLC	14,323	92,701
HMV Group PLC	39,707	5,590
Hogg Robinson Group PLC	39,788	37,647
Holidaybreak PLC	7,960	35,955
Home Retail Group PLC	134,021	475,027
Homeserve PLC	42,363	363,896
Howden Joinery Group PLC (I)	112,844	211,503
Hunting PLC	16,230	200,148
Huntsworth PLC	22,389	27,149
Hyder Consulting PLC	630	3,782
IG Group Holdings PLC	48,173	356,783
Imagination Technologies Group PLC (I)	42,827	348,911
Inchcape PLC	52,778	341,969
Intermediate Capital Group PLC	51,098	290,042
International Personal Finance PLC	25,827	158,059
Interserve PLC	21,602	103,357
Invensys PLC	66,882	341,533
ITE Group PLC	42,551	173,652
J.D. Wetherspoon PLC	11,284	82,954
James Fisher & Sons PLC	4,903	45,328
Jardine Lloyd Thompson Group PLC	17,079	196,652
Jazztel PLC (I)	27,263	178,228
JD Sports Fashion PLC	1,433	22,378
JKX Oil & Gas PLC	17,585	82,641
John Menzies PLC (I)	7,960	66,892
John Wood Group PLC	49,305	509,732
Johnston Press PLC (I)	131,792	10,207
Kcom Group PLC	123,424	149,968
Keller Group PLC	6,834	58,896
Kesa Electricals PLC	50,341	123,930
Kier Group PLC	3,880	81,825
Ladbrokes PLC	121,469	297,571
Laird Group PLC	31,586	72,066
Laura Ashley Holdings PLC	68,094	22,885
Lavendon Group PLC	13,340	21,742
Liontrust Asset Management PLC (I)	5,127	7,053
Logica PLC (I)	150,627	342,866
London Stock Exchange Group PLC	22,726	367,335

The accompanying notes are an integral part of the financial statements.	120

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Lookers PLC	35,795	$37,233
LSL Property Services PLC	7,930	36,338
Luminar Group Holdings PLC (I)	13,431	1,164
Management Consulting Group PLC	82,095	49,356
Manganese Bronze Holdings PLC (I)	3,263	2,816
Marshalls PLC	29,028	55,052
Marston’s PLC	54,611	96,286
McBride PLC (I)	17,330	43,932
Mears Group PLC (I)	4,649	21,515
Mecom Group PLC (I)	4,224	17,591
Meggitt PLC (I)	82,913	500,522
Melrose PLC	67,503	380,303
Melrose Resources PLC	4,954	18,071
Michael Page International PLC	49,381	434,457
Micro Focus International PLC	23,736	146,601
Millennium & Copthorne Hotels PLC	26,060	221,523
Misys PLC (I)	51,674	308,633
Mitchells & Butlers PLC (I)	36,713	192,905
Mitie Group PLC (I)	40,930	155,891
Moneysupermarket.com Group PLC	30,065	48,917
Morgan Crucible Company PLC	27,442	143,240
Morgan Sindall PLC	5,441	57,635
Mothercare PLC	9,403	67,707
Mouchel Parkman PLC (I)	10,894	11,464
MWB Group Holdings PLC (I)	15,166	11,674
N. Brown Group PLC	18,394	88,260
National Express Group PLC	57,516	242,077
Northgate PLC (I)	3,121	16,856
Northumbrian Water Group PLC	80,060	479,811
Novae Group PLC	7,625	46,950
Oxford Biomedica PLC (I)	110,000	10,569
Oxford Instruments PLC	5,102	64,164
Pace Micro Technology PLC (I)	30,754	59,736
Paypoint PLC	5,847	49,972
Pendragon PLC (I)	119,021	48,936
Pennon Group PLC	29,046	323,535
Persimmon PLC	54,373	429,280
Petropavlovsk PLC	15,756	202,857
Phoenix IT Group, Ltd.	9,852	34,922
Photo-Me International PLC	22,753	20,159
Premier Farnell PLC	56,405	272,754
Premier Foods PLC (I)	327,535	174,613
Premier Oil PLC (I)	67,904	534,714
Provident Financial PLC	19,013	305,980
Psion PLC	11,459	17,207
Puma Brandenburg, Ltd. (I)	82,607	2,718
Puma Brandenburg, Ltd. - Capital (I)	82,607	6,115
Punch Taverns PLC (I)	73,594	85,818
PV Crystalox Solar PLC	29,561	23,345
PZ Cussons PLC	25,137	151,065
Qinetiq PLC (I)	70,388	132,997
Quintain Estates & Development PLC (I)	161,428	142,082
R.E.A. Holdings PLC	2,127	23,892
Rank Group PLC	26,068	65,515
Rathbone Brothers PLC	4,711	93,590
Redrow PLC (I)	26,678	56,970
Renishaw PLC	3,900	108,617
Rentokil Initial PLC (I)	162,363	264,454
Restaurant Group PLC	19,119	93,255
Ricardo PLC	9,643	56,658
Rightmove PLC	14,759	268,281
RM PLC	13,737	33,130
Robert Walters PLC	8,828	42,604
Robert Wiseman Dairies PLC	4,588	23,648
Rotork PLC	13,424	382,214

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
RPC Group PLC	16,705	$97,904
RPS Group PLC (I)	23,867	97,291
Salamander Energy PLC (I)	16,320	77,176
Savills PLC	12,782	86,472
SDL PLC	11,260	131,057
Senior PLC	55,744	142,629
Severfield Rowen PLC	8,148	33,519
Shanks Group PLC	46,134	96,373
Shore Capital Group, Ltd.	82,607	40,776
SIG PLC (I)	85,077	214,189
Smiths News PLC	49,558	80,089
Soco International PLC (I)	31,687	208,114
Southern Cross Healthcare, Ltd. (I)	18,768	2,410
Spectris PLC	17,534	454,682
Speedy Hire PLC	24,086	12,886
Spirax-Sarco Engineering PLC	8,494	278,652
Spirent Communications PLC	60,889	154,847
Sports Direct International PLC (I)	28,725	106,765
St James’s Place PLC	28,640	161,850
St. Ives Group PLC (I)	12,932	21,777
St. Modwen Properties PLC	18,212	54,323
Stagecoach Group PLC	88,630	347,327
Sthree PLC	11,092	75,253
Synergy Health PLC	6,621	93,904
TalkTalk Telecom Group PLC	24,453	58,146
Taylor Wimpey PLC (I)	554,501	336,629
Ted Baker PLC	5,384	65,812
Telecity Group PLC (I)	2,024	18,117
Telecom Plus PLC	5,142	47,592
Thomas Cook Group PLC	134,786	334,704
Thorntons PLC	10,805	11,967
Topps Tiles PLC	25,009	27,838
Travis Perkins PLC (I)	34,648	615,353
Tribal Group PLC	1,323	915
Trinity Mirror PLC (I)	37,867	29,153
TT electronics PLC	26,687	89,334
TUI Travel PLC	1,769	6,864
Tullett Prebon PLC	25,044	157,295
UK Coal PLC (I)	20,780	13,822
UK Mail Group PLC	6,109	29,735
Ultra Electronics Holdings PLC	7,537	209,872
Umeco PLC	6,440	47,476
Unite Group PLC (I)	1,885	6,696
United Business Media, Ltd.	36,361	347,384
UTV Media PLC	12,462	26,729
Vectura Group PLC (I)	35,006	44,076
Victrex PLC	10,789	268,159
Vislink PLC	10,699	3,383
Vitec Group PLC	3,750	40,044
Volex Group PLC (I)	1,453	8,461
VP PLC	664	2,548
W.S. Atkins PLC	12,327	166,798
WH Smith PLC	15,331	122,642
William Hill PLC	118,436	417,399
Wilmington Group PLC	8,311	16,616
Wincanton PLC	11,768	18,362
Wolfson Microelectronics PLC (I)	11,249	45,105
WSP Group PLC	7,138	40,601
Xaar PLC	20,020	82,612
Xchanging PLC (I)	27,038	38,547
XP Power, Ltd.	293	8,091
Yell Group PLC (I)(L)	201,603	21,388
Yule Catto & Company PLC	29,330	107,331

		37,694,325

The accompanying notes are an integral part of the financial statements.	121

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
United States - 0.32%
Golden Star Resources, Ltd. (I)		38,298	$101,590
Gran Tierra Energy, Inc. (I)		17,023	122,992
Jaguar Mining, Inc. (I)(L)		8,155	44,190
Minera Andes, Inc. (I)		20,500	53,744
pSivida Corp. (I)		2,379	9,875
Storm Cat Energy Corp. (I)		2,400	4
Swisher Hygiene, Inc. (I)		6,396	42,184
SXC Health Solutions Corp. (I)		5,500	325,228
Tethys Petroleum Ltd. (I)		10,200	14,213

			714,020

TOTAL COMMON STOCKS (Cost $206,379,731)			$219,570,990

CONVERTIBLE BONDS - 0.00%
Spain - 0.00%
Banco de Sabadell SA
7.750%, 11/11/2013 (I)	EUR	6,964	$6,926

TOTAL CONVERTIBLE BONDS (Cost $31,442)			$6,926

WARRANTS - 0.01%
AFP Properties, Ltd. (Expiration Date:
11/18/2015, Strike Price: SGD 0.10) (I)		140,000	18,162
Allied Properties HK, Ltd. (Expiration
Date: 06/13/2016), Strike Price:
HKD 2.00)		145,200	5,355
Management Consulting Group PLC
(Expiration Date 12/31/2011, Strike
Price: GBP 0.22)		3,799	820

TOTAL WARRANTS (Cost $32,942)			$24,337

RIGHTS - 0.02%
Africa Israel Investments, Ltd. (Expiration
Date 05/30/2011, Strike Price:
ILS 16.50) (I)		1	2
Banca Popolare Dell’etruria E Del Lazio
(Expiration Date 06/17/2011, Strike
Price: EUR 3.02) (I)		8,572	648
Bure Equity AB (Expiration Date
06/22/2011, Strike Price: SEK 38.00) (I)		11,904	405
Healthway Medical Corp. Ltd. (Expiration
Date: 06/10/2011, Strike Place:
SGD 0.075) (I)		37,375	455
Kloeckner & Company SE (Expiration
Date: 06/09/2011, Strike Price
EUR 15.85) (I)		10,777	34,741
Lenzing AG (Expiration Date: 06/15/2011,
Strike Price EUR 92.00) (I)		1,141	5,443

TOTAL RIGHTS (Cost $394)			$41,694

SECURITIES LENDING COLLATERAL - 3.67%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)		813,195	8,138,536

TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,136,199)			$8,138,536

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.41%
Short-Term Securities - 0.41%
State Street Institutional Liquid Reserves
Fund, 0.1125% (Y)	$911,136	$911,136

TOTAL SHORT-TERM INVESTMENTS (Cost $911,136)		$911,136

Total Investments (International Small Company Fund)
(Cost $215,491,844) - 103.10%		$228,693,619
Other assets and liabilities, net - (3.10%)		(6,867,316)

TOTAL NET ASSETS - 100.00%		$221,826,303

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.80%
Australia - 0.93%
Billabong International, Ltd.	835,209	$5,679,008
Downer EDI, Ltd.	1,720,994	7,175,462

		12,854,470
Austria - 0.82%
Telekom Austria AG (L)	873,300	11,324,294
Bermuda - 0.52%
PartnerRe, Ltd.	95,760	7,166,678
Canada - 1.07%
Talisman Energy, Inc.	696,840	14,715,742
China - 0.80%
China Telecom Corp., Ltd.	18,363,589	11,016,442
Shanghai Electric Group Company, Ltd.	84,000	44,044

		11,060,486
Denmark - 0.35%
Danske Bank A/S (I)	228,300	4,822,361
France - 10.97%
AXA SA (L)	1,170,957	25,077,728
BNP Paribas SA	169,730	13,279,168
France Telecom SA (L)	1,489,511	34,138,037
GDF Suez	210,400	7,752,527
Sanofi	438,326	34,776,397
Total SA (L)	377,362	21,842,726
Vivendi SA	521,760	14,630,532

		151,497,115
Germany - 6.71%
E.ON AG	515,730	14,633,449
Merck KGaA	257,330	28,284,766
Muenchener Rueckversicherungs - Gesellschaft
AG (MunichRe)	141,276	21,727,311
SAP AG	171,810	10,690,922
Siemens AG	128,659	17,217,292

		92,553,740
Hong Kong - 1.90%
AIA Group, Ltd. (I)	1,402,400	4,953,940
Cheung Kong Holdings, Ltd.	830,000	12,972,281
China Mobile, Ltd.	908,000	8,308,243

		26,234,464
India - 0.41%
Reliance Industries, Ltd.	267,560	5,647,811
Ireland - 1.29%
CRH PLC (London Exchange)	457,470	10,039,738

The accompanying notes are an integral part of the financial statements.	122

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Elan Corp. PLC (I)	807,130	$7,724,234

		17,763,972
Italy - 1.87%
Autogrill SpA (L)	949,325	12,156,768
UniCredit SpA	5,999,554	13,686,735

		25,843,503
Japan - 7.73%
ITOCHU Corp.	823,200	8,518,710
Mazda Motor Corp. (I)	2,668,000	6,762,073
Nintendo Company, Ltd.	82,394	19,216,852
NKSJ Holdings, Inc.	1,841,000	11,674,958
Nomura Holdings, Inc.	2,789,000	14,073,547
Sony Corp.	257,914	6,899,857
Toyota Motor Corp.	390,200	16,245,832
Trend Micro, Inc.	402,100	12,233,539
USS Company, Ltd.	145,569	11,103,971

		106,729,339
Netherlands - 7.82%
ING Groep NV (I)	3,770,598	45,693,280
Koninklijke Philips Electronics NV	546,066	15,163,473
Randstad Holdings NV	121,640	6,019,585
Reed Elsevier NV	997,669	13,436,005
Royal Dutch Shell PLC, B Shares	759,903	27,617,023

		107,929,366
Norway - 4.09%
Statoil ASA (L)	1,109,010	29,293,602
Telenor ASA (L)	1,599,741	27,161,537

		56,455,139
Russia - 1.46%
Gazprom OAO, SADR (I)	1,369,400	20,198,650
Singapore - 3.40%
Flextronics International, Ltd. (I)	2,521,640	18,256,674
Singapore Telecommunications, Ltd.	11,087,000	28,722,941

		46,979,615
South Korea - 5.09%
KB Financial Group, Inc., ADR (L)	572,318	27,419,755
POSCO	20,885	8,497,766
Samsung Electronics Company, Ltd., GDR (L)	82,864	34,405,133

		70,322,654
Spain - 2.85%
Iberdrola SA	1,579,068	14,025,218
Telefonica SA	1,043,457	25,355,427

		39,380,645
Sweden - 0.95%
Niscayah Group AB	305,683	852,260
Telefonaktiebolaget LM Ericsson, B Shares	822,984	12,202,221

		13,054,481
Switzerland - 9.05%
Adecco SA	120,130	8,214,403
Basilea Pharmaceutica AG (I)	45,060	3,736,092
Credit Suisse Group AG (I)	355,870	15,316,242
Lonza Group AG (I)	59,760	5,168,635
Nestle SA	149,710	9,616,332
Novartis AG	127,860	8,268,563
Roche Holdings AG	251,350	44,241,755
Swiss Reinsurance Company, Ltd. (I)	301,383	17,933,154
UBS AG (Swiss Exchange) (I)	648,158	12,455,665

		124,950,841

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan - 5.78%
Compal Electronics, Inc., GDR (S)	2,926,528	$17,743,832
Lite-On Technology Corp.	6,424,222	8,206,023
Lite-On Technology Corp., GDR	446,419	5,709,342
Siliconware Precision Industries Company	8,647,000	11,582,120
Taiwan Semiconductor
Manufacturing Company, Ltd.	13,692,576	36,605,191

		79,846,508
United Kingdom - 17.44%
Aviva PLC	4,474,750	32,234,772
BP PLC	1,889,822	14,579,409
Carillion PLC	1,641,950	10,359,762
G4S PLC	3,311,780	15,621,435
GlaxoSmithKline PLC	1,266,935	27,514,066
Hays PLC	9,665,800	17,372,707
HSBC Holdings PLC	1,019,450	10,661,219
Kingfisher PLC	4,505,730	21,350,021
Marks & Spencer Group PLC	1,044,400	6,871,068
Premier Foods PLC (I)	8,745,586	4,662,386
Rexam PLC	1,822,340	12,039,927
Tesco PLC	4,045,810	27,949,973
Vodafone Group PLC	14,195,196	39,520,856

		240,737,601
United States - 1.50%
ACE, Ltd.	136,676	9,406,042
BAE Systems PLC	2,058,400	11,228,109

		20,634,151

TOTAL COMMON STOCKS (Cost $1,223,017,882)		$1,308,703,626

SECURITIES LENDING COLLATERAL - 8.84%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	12,188,640	121,985,127

TOTAL SECURITIES LENDING
COLLATERAL (Cost $121,970,787)		$121,985,127

SHORT-TERM INVESTMENTS - 3.74%
Time Deposits - 3.74%
Bank of Montreal Time Deposit, 0.0700%,
06/01/2011 *	$21,700,000	$21,700,000
Paribas Corp., Time Deposit, 0.0800%,
06/01/2011 *	30,000,000	30,000,000

		51,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost $51,700,000)		$51,700,000

Total Investments (International Value Fund)
(Cost $1,396,688,669) - 107.38%		$1,482,388,753
Other assets and liabilities, net - (7.38%)		(101,827,177)

TOTAL NET ASSETS - 100.00%		$1,380,561,576

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 42.70%
U.S. Government - 28.78%
Treasury Inflation Protected Securities
2.000%, 04/15/2012	$35,537,375	$36,639,602

The accompanying notes are an integral part of the financial statements.	123

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds
4.250%, 05/15/2039		$1,325,000	$1,335,559
4.375%, 11/15/2039		4,550,000	4,677,259
4.500%, 02/15/2036 to 08/15/2039		3,725,000	3,922,296
4.625%, 02/15/2040		2,250,000	2,409,611
6.000%, 02/15/2026		2,075,000	2,627,469
6.250%, 08/15/2023		6,250,000	8,042,969
8.125%, 08/15/2019 (F)		2,900,000	4,091,720
8.750%, 05/15/2017 (L)		2,500,000	3,454,298
8.750%, 08/15/2020		285,000	421,800
U.S. Treasury Notes
0.625%, 02/28/2013		21,925,000	22,014,936
1.250%, 02/15/2014 (F)		6,425,000	6,521,876
2.375%, 07/31/2017		3,425,000	3,478,516
3.125%, 08/31/2013 to 10/31/2016		17,675,000	18,771,343
4.750%, 08/15/2017		10,300,000	11,902,938

			130,312,192
U.S. Government Agency - 13.92%
Federal Home Loan Mortgage Corp.
4.875%, 06/13/2018		2,000,000	2,288,238
5.000%, 03/01/2019 to 12/01/2019		304,535	328,827
6.500%, 04/01/2029 to 08/01/2034		14,262	16,125
7.500%, 08/01/2025 to 05/01/2028		3,577	4,076
Federal National Mortgage Association
3.500%, TBA		28,300,000	27,362,053
4.663%, 05/01/2013		85,714	89,131
4.860%, 01/01/2015		2,700,616	2,960,146
4.939%, 02/01/2013		205,717	212,231
5.000%, 03/15/2016 to 06/01/2019		2,651,463	3,000,085
5.500%, TBA		8,000,000	8,672,946
5.500%, 08/01/2035 to 11/01/2035		596,223	648,380
5.616%, 12/01/2011		124,239	126,560
5.867%, 11/01/2011		63,909	64,920
6.062%, 05/01/2012		112,184	113,578
6.064%, 03/01/2012		59,488	59,973
6.500%, 09/01/2031		59	67
7.000%, 06/01/2029		81	91
Government National
Mortgage Association
4.000%, TBA		16,500,000	16,911,292
6.000%, 12/15/2013 to 04/15/2035		30,720	34,256
6.500%, 06/15/2028 to 08/15/2034		21,592	24,574
7.000%, 11/15/2031 to 11/15/2033		91,242	104,757
8.000%, 07/15/2030		1,150	1,333
U.S. Department of Housing & Urban
Development
7.498%, 08/01/2011		33,000	33,196

			63,056,835

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $193,046,486)			$193,369,027

FOREIGN GOVERNMENT
OBLIGATIONS - 0.69%
Brazil - 0.60%
Federative Republic of Brazil
5.875%, 01/15/2019		775,000	887,375
10.000%, 01/01/2012	BRL	2,832,000	1,842,537

			2,729,912

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Qatar - 0.09%
Government of Qatar
4.000%, 01/20/2015 (S)	$380,000	$398,525

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $2,750,199)		$3,128,437

CORPORATE BONDS - 49.43%
Consumer Discretionary - 6.22%
Affinia Group, Inc.
9.000%, 11/30/2014	5,000	5,125
AMC Entertainment, Inc.
8.750%, 06/01/2019	10,000	10,738
AutoZone, Inc.
4.000%, 11/15/2020	930,000	895,895
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)	131,000	147,323
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017	5,000	5,625
Catalina Marketing Corp. PIK
10.500%, 10/01/2015 (S)	10,000	10,650
CBS Corp.
5.750%, 04/15/2020	1,065,000	1,166,277
8.200%, 05/15/2014	335,000	393,926
CCO Holdings LLC/CCO
Holdings Capital Corp.
7.875%, 04/30/2018	5,000	5,300
8.125%, 04/30/2020	5,000	5,406
Clear Channel Worldwide Holdings, Inc.,
Series B
9.250%, 12/15/2017	5,000	5,463
Comcast Corp.
5.700%, 05/15/2018 to 07/01/2019	625,000	699,210
5.850%, 11/15/2015	600,000	681,218
COX Communications, Inc.
6.250%, 06/01/2018 (S)	500,000	575,214
CSC Holdings, Inc.
7.625%, 07/15/2018	341,000	372,116
D.R. Horton, Inc.
7.875%, 08/15/2011	250,000	252,656
Daimler Finance North America LLC
7.300%, 01/15/2012	1,131,000	1,177,156
8.500%, 01/18/2031	300,000	416,214
DIRECTV Holdings LLC
3.125%, 02/15/2016	1,225,000	1,243,036
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
3.500%, 03/01/2016	680,000	701,051
4.750%, 10/01/2014	220,000	241,076
DISH DBS Corp.
6.750%, 06/01/2021 (S)(S)	55,000	55,550
Easton-Bell Sports, Inc.
9.750%, 12/01/2016	5,000	5,613
ERAC USA Finance LLC
5.600%, 05/01/2015 (S)	500,000	556,435
Ford Motor Company
7.450%, 07/16/2031	70,000	79,493
Grupo Televisa SA
6.625%, 01/15/2040	715,000	778,293
HSN, Inc.
11.250%, 08/01/2016	5,000	5,650
Liberty Media LLC
8.250%, 02/01/2030	102,000	99,323

The accompanying notes are an integral part of the financial statements.	124

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Limited Brands, Inc.
6.900%, 07/15/2017	$50,000	$54,500
7.000%, 05/01/2020	80,000	86,000
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013	494,000	528,580
5.900%, 12/01/2016	395,000	447,338
6.700%, 09/15/2028	15,000	16,650
6.900%, 04/01/2029	156,000	175,500
7.000%, 02/15/2028	15,000	17,325
Mediacom Broadband LLC / Mediacom
Broadband Corp
8.500%, 10/15/2015	27,000	28,046
NBCUniversal Media LLC
5.150%, 04/30/2020 (S)	1,420,000	1,510,651
NetFlix, Inc.
8.500%, 11/15/2017	30,000	33,825
News America, Inc.
4.500%, 02/15/2021 (S)	505,000	510,345
6.900%, 03/01/2019 to 08/15/2039	1,000,000	1,164,549
7.750%, 01/20/2024	453,000	562,677
Peninsula Gaming LLC / Peninsula
Gaming Corp
8.375%, 08/15/2015	5,000	5,350
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	10,000	10,800
Quebecor Media, Inc.
7.750%, 03/15/2016	20,000	20,751
QVC, Inc.
7.500%, 10/01/2019 (S)	80,000	86,200
Royal Caribbean Cruises, Ltd.
11.875%, 07/15/2015	5,000	6,200
Service Corp. International
7.625%, 10/01/2018	10,000	11,038
Staples, Inc.
9.750%, 01/15/2014	820,000	982,221
Target Corp.
7.000%, 01/15/2038	600,000	738,984
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	192,671
8.750%, 08/01/2015	183,000	225,258
Tenneco, Inc.
8.125%, 11/15/2015	80,000	84,800
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	145,000	172,913
Time Warner Cable, Inc.
5.000%, 02/01/2020	1,180,000	1,226,842
5.850%, 05/01/2017	815,000	911,919
6.550%, 05/01/2037	550,000	585,339
8.250%, 02/14/2014	440,000	514,093
Time Warner Companies, Inc.
7.250%, 10/15/2017	60,000	72,479
Time Warner, Inc.
4.875%, 03/15/2020	1,400,000	1,458,075
7.625%, 04/15/2031	500,000	603,071
7.700%, 05/01/2032	602,000	734,068
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	100,000	111,500
Viacom, Inc.
3.500%, 04/01/2017	625,000	637,280
4.500%, 03/01/2021	515,000	520,970
6.125%, 10/05/2017	600,000	690,356
Videotron Ltee
9.125%, 04/15/2018	120,000	134,100
Volkswagen International Finance NV
4.000%, 08/12/2020 (S)	1,650,000	1,668,678

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
7.750%, 08/15/2020	$35,000	$38,369

		28,171,343
Consumer Staples - 5.14%
Altria Group, Inc.
4.750%, 05/05/2021	260,000	262,657
9.250%, 08/06/2019	1,020,000	1,347,407
9.700%, 11/10/2018	650,000	868,050
10.200%, 02/06/2039	200,000	296,879
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/2020	485,000	537,655
6.875%, 11/15/2019	965,000	1,180,078
7.750%, 01/15/2019	700,000	893,637
Cargill, Inc.
4.307%, 05/14/2021 (S)	1,213,000	1,233,323
Cia de Bebidas das Americas
8.750%, 09/15/2013	930,000	1,064,850
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	1,300,000	1,291,277
ConAgra Foods, Inc.
5.819%, 06/15/2017	74,000	82,552
6.750%, 09/15/2011	5,000	5,088
Constellation Brands, Inc.
7.250%, 09/01/2016 to 05/15/2017	95,000	103,907
CVS Caremark Corp.
4.750%, 05/18/2020	1,650,000	1,733,495
6.250%, 06/01/2027	325,000	363,636
CVS Pass-Through Trust
5.880%, 01/10/2028	314,424	328,262
6.943%, 01/10/2030	46,396	52,256
General Mills, Inc.
5.200%, 03/17/2015	190,000	212,115
5.250%, 08/15/2013	440,000	479,514
5.650%, 02/15/2019	105,000	119,571
Kraft Foods, Inc.
4.125%, 02/09/2016	605,000	642,944
6.125%, 02/01/2018	850,000	977,883
6.500%, 11/01/2031	766,000	873,523
6.875%, 02/01/2038	250,000	292,677
Lorillard Tobacco Company
6.875%, 05/01/2020	135,000	150,344
PepsiCo, Inc.
7.900%, 11/01/2018	650,000	844,129
Pernod-Ricard SA
5.750%, 04/07/2021 (S)(S)	220,000	232,654
Procter & Gamble
9.360%, 01/01/2021	242,313	313,684
Revlon Consumer Products Corp.
9.750%, 11/15/2015	5,000	5,438
Reynolds American, Inc.
7.250%, 06/01/2013	150,000	166,945
Rite Aid Corp.
10.375%, 07/15/2016	15,000	16,125
Smithfield Foods, Inc.
10.000%, 07/15/2014	95,000	111,150
Smithfield Foods, Inc., Series B
7.750%, 05/15/2013	6,000	6,503
The Kroger Company
4.950%, 01/15/2015	700,000	771,588
6.150%, 01/15/2020	150,000	175,568
6.750%, 04/15/2012	1,219,000	1,281,274
Tyson Foods, Inc.
10.500%, 03/01/2014	5,000	6,019

The accompanying notes are an integral part of the financial statements.	125

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Wal-Mart Stores, Inc.
4.875%, 07/08/2040	$2,600,000	$2,447,890
6.200%, 04/15/2038	750,000	843,731
WM Wrigley Jr. Company
3.700%, 06/30/2014 (S)	625,000	653,419

		23,269,697
Energy - 3.75%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	16,000	16,100
6.250%, 06/01/2021	10,000	10,175
Anadarko Petroleum Corp.
6.375%, 09/15/2017	70,000	80,485
6.450%, 09/15/2036	1,220,000	1,299,099
Antero Resources Finance Corp.
9.375%, 12/01/2017	5,000	5,450
Aquilex Holdings LLC/Aquilex
Finance Corp.
11.125%, 12/15/2016	5,000	4,925
BP Capital Markets PLC
3.125%, 10/01/2015	1,550,000	1,587,495
4.750%, 03/10/2019	60,000	63,517
Burlington Resources Finance Company
7.400%, 12/01/2031	309,000	389,975
Chesapeake Energy Corp.
6.875%, 11/15/2020	40,000	42,100
ConocoPhillips
4.600%, 01/15/2015	330,000	366,446
5.900%, 05/15/2038	425,000	469,832
6.500%, 02/01/2039	1,050,000	1,254,200
Consol Energy Inc.
8.000%, 04/01/2017	15,000	16,425
8.250%, 04/01/2020	15,000	16,650
El Paso Corp.
7.000%, 06/15/2017	325,000	376,764
El Paso Natural Gas Company
5.950%, 04/15/2017	25,000	28,523
Energy Transfer Equity LP
7.500%, 10/15/2020	55,000	59,950
Enterprise Products Operating LLC
5.250%, 01/31/2020	1,565,000	1,685,514
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	50,000	52,750
Kinder Morgan Energy Partners LP
5.800%, 03/01/2021	490,000	542,213
6.500%, 09/01/2039	300,000	323,266
6.850%, 02/15/2020	530,000	624,236
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	55,000	57,544
Motiva Enterprises LLC
5.200%, 09/15/2012 (S)	148,000	154,447
Newfield Exploration Company
6.625%, 04/15/2016	10,000	10,338
7.125%, 05/15/2018	30,000	32,138
Nexen, Inc.
6.200%, 07/30/2019	585,000	665,420
7.500%, 07/30/2039	40,000	46,849
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	675,000	711,788
Old Dominion Electric Cooperative
6.250%, 06/01/2011	141,000	141,000
Peabody Energy Corp.
6.500%, 09/15/2020	186,000	200,183
7.375%, 11/01/2016	65,000	73,450

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petrobras International Finance Company
5.375%, 01/27/2021	$1,600,000	$1,641,435
Pioneer Natural Resources Company
5.875%, 07/15/2016	135,000	143,468
6.650%, 03/15/2017	10,000	10,956
6.875%, 05/01/2018	15,000	16,440
Plains All American Pipeline LP/PAA
Finance Corp.
5.750%, 01/15/2020	220,000	242,590
Pride International, Inc.
6.875%, 08/15/2020	10,000	11,812
Range Resources Corp.
5.750%, 06/01/2021	70,000	69,738
7.500%, 10/01/2017	25,000	26,688
San Diego Gas & Electric Company
4.500%, 08/15/2040	811,000	751,954
Statoil ASA
3.125%, 08/17/2017	750,000	758,734
Transocean, Inc.
4.950%, 11/15/2015	1,000,000	1,080,305
Valero Energy Corp.
6.625%, 06/15/2037	600,000	641,634
8.750%, 06/15/2030	162,000	203,335

		17,008,336
Financials - 21.04%
ACE INA Holdings, Inc.
5.700%, 02/15/2017	100,000	113,126
5.875%, 06/15/2014	55,000	61,899
AIG Retirement Services, Inc.
8.125%, 04/28/2023	135,000	151,281
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)	100,000	113,765
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	104,000	119,334
AMB Property LP
4.500%, 08/15/2017	920,000	941,255
6.125%, 12/01/2016	85,000	94,394
7.500%, 06/30/2018	106,000	123,628
American Express Centurion Bank
6.000%, 09/13/2017	875,000	1,003,422
American Express Company
7.000%, 03/19/2018	550,000	660,522
American Express Credit Corp.
5.125%, 08/25/2014	360,000	395,162
7.300%, 08/20/2013	500,000	560,022
American International Group, Inc.
6.400%, 12/15/2020	200,000	217,825
Ameriprise Financial, Inc.
5.300%, 03/15/2020	145,000	158,145
AvalonBay Communities, Inc.
5.500%, 01/15/2012	79,000	81,241
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	250,000	293,454
AXA Financial, Inc.
7.000%, 04/01/2028	235,000	255,166
Bank of America Corp.
5.420%, 03/15/2017	800,000	841,961
5.625%, 07/01/2020	1,460,000	1,533,242
5.650%, 05/01/2018	125,000	133,529
5.750%, 12/01/2017	500,000	542,267
Barclays Bank PLC
6.050%, 12/04/2017 (S)	950,000	1,024,143

The accompanying notes are an integral part of the financial statements.	126

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Brandywine Operating Partnership LP
4.950%, 04/15/2018	$425,000	$436,698
5.700%, 05/01/2017	835,000	906,523
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	20,000	8,000
Capital One Financial Corp.
6.150%, 09/01/2016	200,000	223,611
6.750%, 09/15/2017	675,000	807,473
7.375%, 05/23/2014	115,000	133,823
CIT Group, Inc.
7.000%, 05/01/2014 to 05/01/2017	78,858	79,395
Citigroup, Inc.
4.587%, 12/15/2015	255,000	271,191
4.875%, 05/07/2015	286,000	303,037
5.375%, 08/09/2020	1,265,000	1,332,887
5.500%, 08/27/2012	900,000	946,734
6.125%, 11/21/2017 to 05/15/2018	1,925,000	2,158,009
6.500%, 08/19/2013	420,000	461,735
6.875%, 03/05/2038	275,000	318,634
Credit Acceptance Corp.
9.125%, 02/01/2017	5,000	5,425
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	615,000	636,616
Credit Suisse AG
5.400%, 01/14/2020	2,200,000	2,308,940
Credit Suisse New York
6.000%, 02/15/2018	95,000	104,567
Discover Financial Services
6.450%, 06/12/2017	950,000	1,068,928
DuPont Fabros Technology LP
8.500%, 12/15/2017	75,000	82,594
Equity One, Inc.
6.000%, 09/15/2017	235,000	251,667
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	1,130,000	1,208,379
ERP Operating LP
5.250%, 09/15/2014	975,000	1,075,214
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	495,000	475,200
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	350,000	369,275
Federal Realty Investment Trust
5.650%, 06/01/2016	55,000	61,250
Fifth Third Bancorp
3.625%, 01/25/2016	720,000	736,500
Ford Motor Credit Company LLC
7.000%, 10/01/2013	21,000	22,736
8.000%, 12/15/2016	150,000	173,654
8.125%, 01/15/2020	100,000	117,438
General Electric Capital Corp.
2.800%, 01/08/2013	1,075,000	1,103,246
5.300%, 02/11/2021	860,000	903,274
5.500%, 01/08/2020	900,000	974,077
5.625%, 09/15/2017	1,000,000	1,117,635
5.875%, 01/14/2038	850,000	884,490
6.750%, 03/15/2032	934,000	1,067,339
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	205,000	223,606
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	130,000	145,600

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
HCP, Inc.
3.750%, 02/01/2016	$220,000	$225,991
5.650%, 12/15/2013	200,000	218,330
5.950%, 09/15/2011	150,000	152,135
6.000%, 01/30/2017	480,000	537,312
7.072%, 06/08/2015	67,000	76,433
Health Care Property, Inc.
6.000%, 03/01/2015	175,000	195,518
Health Care REIT, Inc.
5.250%, 01/15/2022	885,000	892,862
Host Hotels & Resorts LP
6.375%, 03/15/2015	80,000	81,800
6.750%, 06/01/2016	155,000	160,038
HSBC Bank PLC
4.750%, 01/19/2021 (S)	700,000	716,706
HSBC Holdings PLC
0.446%, 10/06/2016	600,000	592,789
5.100%, 04/05/2021	900,000	936,507
6.800%, 06/01/2038	200,000	221,547
HSBC USA, Inc.
9.500%, 04/15/2014	135,000	160,215
International Lease Finance Corp.
5.650%, 06/01/2014	140,000	143,500
5.750%, 05/15/2016	10,000	10,080
5.875%, 05/01/2013	250,000	260,000
6.250%, 05/15/2019	20,000	20,075
6.375%, 03/25/2013	145,000	152,250
8.625%, 09/15/2015	10,000	11,088
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	377,000	431,493
JPMorgan Chase & Company
3.700%, 01/20/2015	575,000	602,481
4.250%, 10/15/2020	1,750,000	1,721,536
4.400%, 07/22/2020	1,100,000	1,090,038
5.150%, 10/01/2015	200,000	218,397
6.000%, 01/15/2018	1,655,000	1,868,068
Kimco Realty Corp.
4.300%, 02/01/2018	600,000	616,844
5.584%, 11/23/2015	425,000	472,113
6.875%, 10/01/2019	300,000	351,886
Lazard Group LLC
6.850%, 06/15/2017	650,000	727,506
LBG Capital No.1 PLC
7.875%, 11/01/2020 (S)	200,000	197,000
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	620,000	609,462
5.750%, 03/15/2014 (S)	50,000	53,309
Liberty Mutual Insurance Company
7.697%, 10/15/2097 (S)	925,000	883,249
Liberty Property LP
6.625%, 10/01/2017	100,000	116,342
Lincoln National Corp.
4.300%, 06/15/2015	825,000	878,220
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	300,000	309,968
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	630,000	908,155
MassMutual Global Funding II
2.875%, 04/21/2014 (S)	118,000	123,535
Merrill Lynch & Company, Inc.
5.700%, 05/02/2017	200,000	211,070
6.220%, 09/15/2026	425,000	441,096
6.400%, 08/28/2017	1,990,000	2,233,090
6.875%, 04/25/2018	1,825,000	2,079,814

The accompanying notes are an integral part of the financial statements.	127

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Merrill Lynch & Company, Inc. (continued)
7.750%, 05/14/2038	$135,000	$158,458
MetLife, Inc.
5.375%, 12/15/2012	650,000	692,132
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	1,825,000	1,849,696
5.125%, 04/10/2013 (S)	335,000	357,572
Morgan Stanley
4.200%, 11/20/2014	215,000	225,524
5.500%, 07/24/2020	1,150,000	1,183,197
5.550%, 04/27/2017	225,000	243,262
5.750%, 01/25/2021	140,000	146,420
6.000%, 04/28/2015	350,000	388,389
6.250%, 08/28/2017	850,000	948,952
6.625%, 04/01/2018	1,975,000	2,223,182
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	260,000	293,556
NBD Bancorp NA
8.250%, 11/01/2024	270,000	344,180
Nomura Holdings, Inc.
5.000%, 03/04/2015	350,000	371,356
Nordea Bank AB
4.875%, 05/13/2021 (S)(S)	1,440,000	1,436,927
PacifiCorp
6.350%, 07/15/2038	110,000	129,438
Petroleum Export, Ltd.
5.265%, 06/15/2011 (S)	10,396	10,396
PNC Funding Corp.
5.625%, 02/01/2017	1,200,000	1,330,379
Principal Life Global Funding I
5.125%, 10/15/2013 (S)	225,000	241,113
6.125%, 10/15/2033 (S)	108,000	115,172
Provident Funding Associates LP/PFG
Finance Corp.
10.250%, 04/15/2017 (S)	40,000	44,200
Prudential Financial, Inc.
3.000%, 05/12/2016	600,000	600,075
4.750%, 09/17/2015	1,425,000	1,546,242
5.150%, 01/15/2013	355,000	375,590
Realty Income Corp.
5.750%, 01/15/2021	600,000	648,332
6.750%, 08/15/2019	450,000	525,472
Reinsurance Group of America, Inc.
6.750%, 12/15/2011	135,000	138,915
Royal Bank of Scotland PLC
3.950%, 09/21/2015	340,000	344,850
Simon Property Group LP
6.100%, 05/01/2016	150,000	172,710
SLM Corp.
6.250%, 01/25/2016	1,320,000	1,382,635
8.000%, 03/25/2020	11,000	12,129
8.450%, 06/15/2018	44,000	49,610
Societe Generale
5.200%, 04/15/2021 (S)	1,120,000	1,128,355
Sovereign Bank
8.750%, 05/30/2018	250,000	300,785
Springleaf Finance Corp.
5.375%, 10/01/2012	154,000	154,770
Standard Chartered PLC
3.850%, 04/27/2015 (S)	185,000	193,604
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	262,969
SunTrust Banks, Inc.
3.600%, 04/15/2016	820,000	839,560

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	$2,170,000	$2,200,886
The Bear Stearns Companies LLC
6.400%, 10/02/2017	605,000	696,639
The Charles Schwab Corp.
4.950%, 06/01/2014	230,000	252,927
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	1,050,000	1,052,956
5.375%, 03/15/2020	290,000	299,053
6.000%, 05/01/2014	140,000	154,109
6.150%, 04/01/2018	2,350,000	2,576,620
6.250%, 02/01/2041	610,000	616,539
6.750%, 10/01/2037	1,405,000	1,411,726
7.500%, 02/15/2019	635,000	744,330
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	425,000	449,025
UDR, Inc.
6.050%, 06/01/2013	200,000	213,239
Unitrin, Inc.
6.000%, 05/15/2017	135,000	145,464
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	125,000	141,520
US Bancorp
7.500%, 06/01/2026	750,000	941,423
Ventas Realty LP/Ventas Capital Corp.
4.750%, 06/01/2021	661,000	658,813
Virgin Media Secured Finance PLC
6.500%, 01/15/2018	140,000	154,175
W.R. Berkley Corp.
5.600%, 05/15/2015	313,000	339,666
Wachovia Corp.
5.500%, 08/01/2035	600,000	593,491
5.750%, 06/15/2017	385,000	437,344
WCI Finance LLC/WEA Finance LLC
5.400%, 10/01/2012 (S)	250,000	263,837
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
7.500%, 06/02/2014 (S)	130,000	150,445
Wells Fargo & Company
4.600%, 04/01/2021	440,000	450,514
4.950%, 10/16/2013	1,820,000	1,959,334
5.625%, 12/11/2017	900,000	1,012,315
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	20,000	21,975
Weyerhaeuser Company
7.375%, 10/01/2019	35,000	40,671
7.950%, 03/15/2025	40,000	46,753

		95,269,924
Health Care - 2.91%
Alere, Inc.
9.000%, 05/15/2016	10,000	10,600
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,070,000	1,219,514
Amgen, Inc.
3.450%, 10/01/2020	1,225,000	1,184,990
6.400%, 02/01/2039	245,000	281,899
Biomet, Inc.
10.000%, 10/15/2017	5,000	5,525
BioScrip, Inc.
10.250%, 10/01/2015	5,000	5,194
Cardinal Health, Inc.
5.800%, 10/15/2016	500,000	567,893

The accompanying notes are an integral part of the financial statements.	128

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Community Health Systems, Inc.
8.875%, 07/15/2015	$10,000	$10,325
Express Scripts, Inc.
3.125%, 05/15/2016	881,000	890,464
6.250%, 06/15/2014	235,000	265,610
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	75,000	85,781
HCA, Inc.
6.375%, 01/15/2015	5,000	5,150
7.250%, 09/15/2020	110,000	119,900
8.500%, 04/15/2019	215,000	240,531
HCA, Inc., PIK
9.625%, 11/15/2016	21,000	22,470
Life Technologies Corp.
3.500%, 01/15/2016	775,000	792,237
4.400%, 03/01/2015	500,000	534,087
McKesson Corp.
7.500%, 02/15/2019	30,000	37,208
Medco Health Solutions, Inc.
7.125%, 03/15/2018	190,000	228,329
Merck & Company, Inc.
4.000%, 06/30/2015	425,000	461,428
Pfizer, Inc.
6.200%, 03/15/2019	750,000	885,239
7.200%, 03/15/2039	550,000	702,925
Quest Diagnostics, Inc.
3.200%, 04/01/2016	495,000	509,060
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	475,000	555,160
Schering Plough Corp.
6.500%, 12/01/2033	1,000,000	1,209,657
St Jude Medical, Inc.
2.500%, 01/15/2016	606,000	606,250
Tenet Healthcare Corp.
8.875%, 07/01/2019	170,000	189,125
9.000%, 05/01/2015	40,000	43,550
Thermo Fisher Scientific, Inc.
3.200%, 05/01/2015	125,000	130,193
WellPoint, Inc.
4.350%, 08/15/2020	520,000	529,453
7.000%, 02/15/2019	720,000	873,486

		13,203,233
Industrials - 1.32%
ACCO Brands Corp.
7.625%, 08/15/2015	5,000	5,069
BE Aerospace, Inc.
6.875%, 10/01/2020	30,000	31,650
Bombardier, Inc.
7.500%, 03/15/2018 (S)	70,000	78,400
7.750%, 03/15/2020 (S)	60,000	67,800
Case New Holland, Inc.
7.875%, 12/01/2017 (S)	100,000	111,250
Cenveo Corp.
7.875%, 12/01/2013	5,000	4,938
CNH America LLC
7.250%, 01/15/2016	30,000	32,738
Continental Airlines, Inc., Series 071A
5.983%, 04/19/2022	28,411	29,229
Continental Airlines, Inc., Series 974A
6.900%, 01/02/2018	93,024	98,726
Continental Airlines, Inc., Series 981A
6.648%, 09/15/2017	172,880	182,821
Continental Airlines, Inc., Series ERJ1
9.798%, 04/01/2021	7,711	8,096

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Crown Americas LLC / Crown Americas
Capital Corp. II
7.625%, 05/15/2017	$195,000	$214,013
Deluxe Corp.
7.375%, 06/01/2015	100,000	103,500
Esterline Technologies Corp.
7.000%, 08/01/2020	35,000	37,275
GATX Financial Corp.
5.500%, 02/15/2012	200,000	205,034
General Electric Company
5.250%, 12/06/2017	735,000	826,442
Goodrich Corp.
7.100%, 11/15/2027	115,000	137,816
Harland Clarke Holdings Corp.
9.500%, 05/15/2015	10,000	9,500
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018 (S)	15,000	15,638
7.125%, 03/15/2021 (S)	25,000	26,094
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	5,000	5,375
6.750%, 09/01/2016 (S)	10,000	10,850
7.125%, 09/01/2018 (S)	995,000	1,089,525
Marquette Transportation Company /
Marquette Transportation Finance Corp.
10.875%, 01/15/2017	5,000	5,175
Masco Corp.
6.125%, 10/03/2016	130,000	135,599
6.500%, 08/15/2032	45,000	41,806
Meritor, Inc.
8.125%, 09/15/2015	10,000	10,500
10.625%, 03/15/2018	5,000	5,675
Navios Maritime Holdings, Inc. / Navios
Maritime Finance US, Inc.
8.875%, 11/01/2017	80,000	85,800
Navistar International Corp.
8.250%, 11/01/2021	80,000	87,900
Republic Services, Inc.
3.800%, 05/15/2018	580,000	586,997
5.250%, 11/15/2021	160,000	171,680
5.500%, 09/15/2019	445,000	490,587
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	268,249	292,392
SPX Corp.
7.625%, 12/15/2014	10,000	11,150
Textron, Inc.
7.250%, 10/01/2019	200,000	238,189
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	80,000	77,600
Waste Management, Inc.
6.375%, 03/11/2015	340,000	393,364

		5,966,193
Information Technology - 0.12%
Avnet, Inc.
6.625%, 09/15/2016	245,000	278,314
eAccess, Ltd.
8.250%, 04/01/2018 (S)	30,000	30,338
EH Holding Corp.
6.500%, 06/15/2019 (S)(S)	46,000	46,518
Equinix, Inc.
8.125%, 03/01/2018	30,000	32,400
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	15,000	15,656

The accompanying notes are an integral part of the financial statements.	129

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Jabil Circuit, Inc.
5.625%, 12/15/2020	$35,000	$34,956
Mantech International Corp.
7.250%, 04/15/2018	20,000	21,100
Seagate HDD Cayman
6.875%, 05/01/2020 (S)	90,000	90,675

		549,957
Materials - 1.88%
Agrium, Inc.
7.125%, 05/23/2036	580,000	695,062
Alcoa, Inc,
6.150%, 08/15/2020	330,000	357,684
Alcoa, Inc.
5.720%, 02/23/2019	500,000	538,190
ArcelorMittal
3.750%, 08/05/2015	500,000	513,836
5.375%, 06/01/2013	150,000	160,322
6.125%, 06/01/2018	400,000	431,864
Ashland, Inc.
9.125%, 06/01/2017	10,000	11,400
Ball Corp.
6.750%, 09/15/2020	155,000	164,881
7.125%, 09/01/2016	40,000	43,800
Celanese US Holdings LLC
6.625%, 10/15/2018	21,000	22,129
CF Industries, Inc.
6.875%, 05/01/2018	40,000	45,950
7.125%, 05/01/2020	40,000	46,850
Clearwater Paper Corp.
7.125%, 11/01/2018 (S)	30,000	31,200
Corp Nacional del Cobre de Chile
6.375%, 11/30/2012 (S)	165,000	176,631
Cytec Industries, Inc.
4.600%, 07/01/2013	133,000	141,999
6.000%, 10/01/2015	950,000	1,059,098
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	100,000	110,960
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	30,000	31,188
7.125%, 01/15/2017 (S)	190,000	201,875
Lyondell Chemical Company
8.000%, 11/01/2017 (S)	100,000	112,500
Nalco Company
6.625%, 01/15/2019 (S)	70,000	72,713
Neenah Paper, Inc.
7.375%, 11/15/2014	7,000	7,149
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	170,000	187,850
Rio Tinto Finance USA, Ltd.
1.875%, 11/02/2015	415,000	409,215
6.500%, 07/15/2018	425,000	500,525
Rock-Tenn Company
9.250%, 03/15/2016	25,000	27,375
Temple-Inland, Inc.
6.625%, 01/15/2018	125,000	139,588
The Dow Chemical Company
4.250%, 11/15/2020	935,000	924,944
5.900%, 02/15/2015	950,000	1,078,703
Vale Canada, Ltd.
5.700%, 10/15/2015	233,000	257,153

		8,502,634

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 3.27%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	$148,000	$170,220
AT&T Mobility LLC
7.125%, 12/15/2031	67,000	82,622
AT&T Wireless Services, Inc.
8.125%, 05/01/2012	56,000	59,761
AT&T, Inc.
5.350%, 09/01/2040	989,000	943,294
5.625%, 06/15/2016	360,000	408,554
6.300%, 01/15/2038	1,775,000	1,898,242
British Telecommunications PLC
5.150%, 01/15/2013	350,000	372,502
COX Communications, Inc.
5.875%, 12/01/2016 (S)	750,000	850,481
7.125%, 10/01/2012	458,000	494,189
Cricket Communications, Inc.
7.750%, 05/15/2016	45,000	47,813
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	475,000	649,819
Frontier Communications Corp.
7.125%, 03/15/2019	155,000	160,231
8.125%, 10/01/2018	115,000	126,356
8.250%, 04/15/2017	20,000	21,950
8.500%, 04/15/2020	5,000	5,481
GTE Corp.
8.750%, 11/01/2021	285,000	381,902
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	5,000	5,350
Qwest Communications International, Inc.
7.125%, 04/01/2018	105,000	113,794
8.000%, 10/01/2015	100,000	109,500
Qwest Corp.
7.500%, 10/01/2014	15,000	17,025
8.375%, 05/01/2016	180,000	213,750
Rogers Communications, Inc.
6.250%, 06/15/2013	130,000	143,383
SBA Telecommunications, Inc.
8.250%, 08/15/2019	30,000	33,038
SBC Communications, Inc.
5.875%, 08/15/2012	150,000	159,230
Sitel LLC / Sitel Finance Corp.
11.500%, 04/01/2018	10,000	9,425
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	10,000	7,150
Sprint Capital Corp.
6.900%, 05/01/2019	70,000	73,150
Sprint Nextel Corp.
6.000%, 12/01/2016	5,000	5,088
Telecom Italia Capital SA
5.250%, 11/15/2013	625,000	665,361
6.000%, 09/30/2034	146,000	133,130
6.200%, 07/18/2011	675,000	679,510
Telefonica Emisiones SAU
3.992%, 02/16/2016	810,000	829,300
5.134%, 04/27/2020	350,000	357,556
7.045%, 06/20/2036	475,000	529,270
Verizon Communications, Inc.
5.550%, 02/15/2016	870,000	981,260
6.400%, 02/15/2038	1,665,000	1,837,138
6.900%, 04/15/2038	275,000	321,560
Verizon Wireless Capital LLC
5.550%, 02/01/2014	595,000	657,258
Windstream Corp.
7.875%, 11/01/2017	100,000	109,375

The accompanying notes are an integral part of the financial statements.	130

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Windstream Corp. (continued)
8.125%, 09/01/2018	$120,000	$130,950

		14,794,968
Utilities - 3.78%
Appalachian Power Company
5.000%, 06/01/2017	1,200,000	1,297,381
Atmos Energy Corp.
6.350%, 06/15/2017	100,000	115,156
Baltimore Gas & Electric Company
5.900%, 10/01/2016	700,000	805,258
Carolina Power & Light Company
6.500%, 07/15/2012	671,000	714,090
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	143,786
CenterPoint Energy Resources Corp.,
Series B
5.950%, 01/15/2014	600,000	662,995
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	645,534
Commonwealth Edison Company
4.000%, 08/01/2020	1,000,000	999,805
5.950%, 08/15/2016	125,000	143,352
6.150%, 03/15/2012	92,000	95,969
Dominion Resources, Inc.
2.250%, 09/01/2015	345,000	344,467
6.400%, 06/15/2018	1,295,000	1,513,960
7.000%, 06/15/2038	215,000	263,434
Duke Energy Corp.
5.650%, 06/15/2013	600,000	652,774
Edison International
3.750%, 09/15/2017	475,000	479,275
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, 05/01/2021 (S)	56,000	55,790
Georgia Power Company
5.250%, 12/15/2015	600,000	677,491
Idaho Power Company
4.850%, 08/15/2040	1,000,000	946,217
Intergen NV
9.000%, 06/30/2017 (S)	75,000	80,813
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	110,000	123,475
MidAmerican Energy Holdings Company
6.125%, 04/01/2036	250,000	276,245
Nevada Power Company
6.500%, 08/01/2018	225,000	264,116
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	229,464
Northern States Power Company
6.250%, 06/01/2036	125,000	148,056
6.500%, 03/01/2028	67,000	80,822
NRG Energy, Inc.
7.375%, 01/15/2017	35,000	36,925
Ohio Edison Company
6.875%, 07/15/2036	230,000	262,302
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	205,000	257,893
Progress Energy, Inc.
4.400%, 01/15/2021	1,240,000	1,274,016
PSEG Power LLC
8.625%, 04/15/2031	154,000	203,688
Puget Sound Energy, Inc.
5.757%, 10/01/2039	365,000	386,237
7.000%, 03/09/2029	54,000	62,387

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Sempra Energy
6.000%, 10/15/2039	$600,000	$646,874
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	225,000	259,319
Southern California Edison Company
4.500%, 09/01/2040	500,000	459,247
6.000%, 01/15/2034	326,000	367,217
The AES Corp.
8.000%, 06/01/2020	155,000	167,788
Union Electric Company
6.700%, 02/01/2019	110,000	130,205
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	150,085
Wisconsin Power and Light Company
5.000%, 07/15/2019	425,000	468,049
Xcel Energy, Inc.
4.700%, 05/15/2020	215,000	227,519

		17,119,476

TOTAL CORPORATE BONDS (Cost $213,893,488)		$223,855,761

CAPITAL PREFERRED SECURITIES - 0.17%
Financials - 0.17%
ACE Capital Trust II
9.700%, 04/01/2030	248,000	333,269
AGFC Capital Trust I, (6.000% to
01/15/2017, then 3 month LIBOR
+1.750%)
01/15/2067 (S)	170,000	120,700
Capital One Capital IV (6.745% to
02/17/2032, then 1 month
LIBOR + 1.170%)
02/17/2037	125,000	126,719
NB Capital Trust IV
8.250%, 04/15/2027	180,000	185,175

		765,863

TOTAL CAPITAL PREFERRED SECURITIES (Cost $806,520)		$765,863

CONVERTIBLE BONDS - 0.01%
Health Care - 0.00%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	$5,000	$4,563
Telecommunication Services - 0.01%
Leap Wireless International, Inc.
4.500%, 07/15/2014	10,000	9,788
Consumer Discretionary - 0.00%
Ford Motor Company
4.250%, 11/15/2016	5,000	9,081

TOTAL CONVERTIBLE BONDS (Cost $18,224)		$23,432

MUNICIPAL BONDS - 2.91%
Arizona - 0.16%
Salt River Project Agricultural
Improvement & Power District
4.839%, 01/01/2041	740,000	705,213
California - 1.06%
Bay Area Toll Authority
6.263%, 04/01/2049	875,000	969,859
Irvine Ranch Water District Joint Powers
Agency
2.605%, 03/15/2014	455,000	468,727

The accompanying notes are an integral part of the financial statements.	131

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
California (continued)
Los Angeles Unified School District
5.750%, 07/01/2034	$425,000	$436,802
State of California
7.300%, 10/01/2039	1,050,000	1,204,686
7.550%, 04/01/2039	850,000	1,002,414
University of California
5.770%, 05/15/2043	715,000	735,456

		4,817,944
Florida - 0.03%
Miami Beach Florida Redevelopment
Agency
8.950%, 12/01/2022	135,000	140,740
Illinois - 0.88%
City of Chicago Illinois
6.845%, 01/01/2038	500,000	508,875
Illinois State Toll Highway Authority
6.184%, 01/01/2034	415,000	421,258
State of Illinois
5.665%, 03/01/2018	1,615,000	1,702,501
5.877%, 03/01/2019	1,290,000	1,355,919

		3,988,553
Maryland - 0.04%
Maryland State Transportation Authority
5.840%, 07/01/2011	40,000	40,153
5.888%, 07/01/2043	125,000	135,523

		175,676
Massachusetts - 0.10%
Massachusetts School Building Authority
5.715%, 08/15/2039	400,000	432,764
Missouri - 0.10%
University of Missouri
5.960%, 11/01/2039	400,000	455,248
New Jersey - 0.20%
Jersey City Municipal Utilities Authority
4.550%, 05/15/2012	20,000	20,264
New Jersey State Turnpike Authority
7.414%, 01/01/2040	730,000	903,010

		923,274
New York - 0.21%
New York State Thruway Authority
5.883%, 04/01/2030	590,000	661,532
Port Authority of New York & New
Jersey
6.040%, 12/01/2029	180,000	201,031
Sales Tax Asset Receivable Corp.,
Series B
4.250%, 10/15/2011	65,000	65,709

		928,272
Texas - 0.13%
North Texas Tollway Authority
6.718%, 01/01/2049	535,000	593,459

TOTAL MUNICIPAL BONDS (Cost $12,380,150)		$13,161,143

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.82%
Cash Equivalents - 0.46%
Banc of America Commercial
Mortgage, Inc., Series 2006-2,
Class A4
5.734%, 05/10/2045	1,880,000	2,093,234

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential - 8.32%
American Tower Trust, Series 2007-1A,
Class AFX
5.420%, 04/15/2037 (S)	$300,000	$323,378
Banc of America
Commercial Mortgage, Inc.
Series 2005-6, Class A4,
5.195%, 09/10/2047 (P)	1,000,000	1,100,780
Series 2002-PB2, Class A4,
6.186%, 06/11/2035	337,376	342,715
Bear Stearns Commercial
Mortgage Securities
Series 2003-T12, Class A4,
4.680%, 08/13/2039 (P)	405,797	429,104
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	560,000	604,296
Series 2005-T20, Class A4A,
5.148%, 10/12/2042 (P)	575,000	628,782
Series 2006-PW 14, Class A4,
5.201%, 12/11/2038	1,275,000	1,381,992
Series 2006-T24, Class A4,
5.537%, 10/12/2041	1,605,000	1,769,153
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	2,000,000	2,199,946
Series 2007-PW16, Class A4,
5.716%, 06/11/2040 (P)	2,000,000	2,219,799
Series 2006-PW12, Class A4,
5.722%, 09/11/2038 (P)	1,000,000	1,115,090
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	145,000	162,800
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2005-CD1, Class A4,
5.220%, 07/15/2044 (P)	500,000	549,525
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	750,000	800,695
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A3
6.640%, 01/17/2032	12,181	12,181
Commercial Mortgage Pass
Through Certificates
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	810,000	815,473
Series 2005-C6, Class A5A,
5.116%, 06/10/2044 (P)	500,000	545,220
Credit Suisse Mortgage
Capital Certificates
Series 2006-C4, Class A3,
5.467%, 09/15/2039	1,635,000	1,772,534
Series 2006-C1, Class A4,
5.540%, 02/15/2039 (P)	1,000,000	1,101,251
CS First Boston Mortgage
Securities Corp., Series 2003-C3,
Class A5
3.936%, 05/15/2038	500,000	519,010
CW Capital Cobalt, Ltd., Series 2006-C1,
Class A4
5.223%, 08/15/2048	1,655,000	1,779,527
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	99,950
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	1,000,000	1,090,091

The accompanying notes are an integral part of the financial statements.	132

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	$315,000	$339,313
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	940,000	1,012,239
Series 2005-LDP5, Class A4,
5.203%, 12/15/2044 (P)	1,000,000	1,098,395
Series 2007-CB20, Class A4,
5.794%, 02/12/2051 (P)	1,600,000	1,759,473
Series 2008-C2, Series A4,
6.068%, 02/12/2051	1,200,000	1,299,645
LB-UBS Commercial Mortgage Trust,
Series 2008-C1, Class A2
6.148%, 04/15/2041 (P)	1,000,000	1,131,096
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A4,
5.047%, 07/12/2038 (P)	1,000,000	1,087,819
Series 2005-CIP1, Class AM,
5.107%, 07/12/2038 (P)	1,650,000	1,724,615
Series 2006-C1, Class A4,
5.667%, 05/12/2039 (P)	1,500,000	1,673,301
Morgan Stanley Capital I
Series 2005-T17, Class A5,
4.780%, 12/13/2041	500,000	538,119
Series 2007-T27, Class A4,
5.641%, 06/11/2042 (P)	1,000,000	1,123,967
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	37,676	38,734
Series 2001, Class A4,
6.390%, 07/15/2033	22,213	22,196
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	992,000	1,047,595
Prudential Commercial Mortgage Trust
Series 2003-PWR1, Class A1,
3.669%, 02/11/2036	81,196	81,319
Series 2003-PWR1, Class A2,
4.493%, 02/11/2036	405,797	423,378
Wachovia Bank Commercial
Mortgage Trust, Series 2005-C20,
Class A7
5.118%, 07/15/2042 (P)	310,000	339,066
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Series A4
4.869%, 02/15/2044 (P)(S)	1,500,000	1,590,622

		37,694,184
U.S. Government Agency - 0.04%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	135,265	144,277
Government National Mortgage
Association, Series 2006-38, Class XS
IO
7.052%, 09/16/2035 (P)	47,658	8,483

		152,760

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $38,204,483)		$39,940,178

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 1.48%
Ally Master Owner Trust, Series 2010-3,
Class A
2.880%, 04/15/2015 (S)	$1,000,000	$1,030,222
Avis Budget Car Funding AESOP LLC,
Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	430,000	458,785
Chase Issuance Trust, Series 2008-A4,
Class A4
4.650%, 03/15/2015	345,000	368,967
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261%, 04/25/2037 (S)	300,000	304,500
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	1,045,000	1,098,666
John Deere Owner Trust, Series 2010-A,
Class A4
2.130%, 10/17/2016	1,000,000	1,024,238
LCM LP, Series 8A, Class A
1.881%, 01/14/2021 (P)(S)	1,300,000	1,302,600
Massachusetts RRB Special
Purpose Trust, Series 2001-1, Class A
6.530%, 06/01/2015	34,169	36,200
Santander Drive Auto Receivables Trust,
Series 2011-1, Class B
2.350%, 11/16/2015	1,095,000	1,099,299

TOTAL ASSET BACKED SECURITIES (Cost $6,608,467)		$6,723,477

SECURITIES LENDING COLLATERAL - 0.62%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	282,194	2,824,229

TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,824,004)		$2,824,229

SHORT-TERM INVESTMENTS - 5.30%
Repurchase Agreement - 5.30%
Bank of New York Tri-Party Repurchase
Agreement dated 05/31/2011 at 0.140%
to be repurchased at $24,000,093 on
06/01/2011, collateralized by
$24,400,794 Government National
Mortgage Association, 4.000% due
10/15/2040 (valued at $24,480,001,
including interest)	$24,000,000	$24,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $24,000,000)		$24,000,000

Total Investments (Investment Quality Bond Fund)
(Cost $494,532,021) - 112.13%		$507,791,547
Other assets and liabilities, net - (12.13%)		(54,918,922)

TOTAL NET ASSETS - 100.00%		$452,872,625

Large Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.90%
Consumer Discretionary - 12.48%
Automobiles - 1.53%
General Motors Company (I)	165,700	$5,270,917
Diversified Consumer Services - 0.64%
Apollo Group, Inc., Class A (I)	53,300	2,191,163

The accompanying notes are an integral part of the financial statements.	133

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.58%
Carnival Corp.	137,699	$5,344,098
International Game Technology (L)	204,100	3,518,684

		8,862,782
Internet & Catalog Retail - 1.61%
Amazon.com, Inc. (I)	28,200	5,546,658
Media - 5.09%
Comcast Corp., Class A	247,400	6,244,376
Time Warner, Inc.	187,900	6,845,197
Viacom, Inc., Class B	87,300	4,400,793

		17,490,366
Specialty Retail - 1.03%
GameStop Corp., Class A (I)(L)	126,000	3,525,480

		42,887,366
Consumer Staples - 10.51%
Beverages - 1.88%
PepsiCo, Inc.	90,800	6,457,696
Food & Staples Retailing - 1.45%
The Kroger Company	200,500	4,976,410
Food Products - 1.95%
Kraft Foods, Inc., Class A	191,500	6,696,755
Household Products - 3.97%
Colgate-Palmolive Company	62,100	5,435,613
The Procter & Gamble Company (L)	122,500	8,207,500

		13,643,113
Personal Products - 1.26%
Avon Products, Inc.	145,300	4,316,863

		36,090,837
Energy - 11.40%
Energy Equipment & Services - 2.93%
Ensco International PLC, ADR (L)	86,700	4,622,844
Noble Corp. (L)	130,300	5,455,661

		10,078,505
Oil, Gas & Consumable Fuels - 8.47%
EOG Resources, Inc.	49,000	5,347,860
Exxon Mobil Corp.	181,100	15,116,416
Hess Corp.	43,800	3,461,514
Ultra Petroleum Corp. (I)(L)	106,200	5,163,444

		29,089,234

		39,167,739
Financials - 14.30%
Capital Markets - 3.85%
Morgan Stanley	197,300	4,766,768
The Bank of New York Mellon Corp.	120,868	3,397,599
The Goldman Sachs Group, Inc.	36,000	5,066,280

		13,230,647
Commercial Banks - 3.36%
U.S. Bancorp	176,000	4,505,600
Wells Fargo & Company	247,978	7,035,136

		11,540,736
Diversified Financial Services - 4.33%
Citigroup, Inc.	153,570	6,319,406
JPMorgan Chase & Company	197,800	8,552,872

		14,872,278
Insurance - 2.76%
Aflac, Inc.	83,200	3,976,128

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	124,800	$5,503,680

		9,479,808

		49,123,469
Health Care - 15.87%
Biotechnology - 3.05%
Acorda Therapeutics, Inc. (I)	68,200	2,240,370
Alexion Pharmaceuticals, Inc. (I)(L)	58,100	2,755,102
Amgen, Inc. (I)	49,400	2,990,676
Amylin Pharmaceuticals, Inc. (I)(L)	54,900	762,561
Pharmasset, Inc. (I)(L)	16,800	1,716,960

		10,465,669
Health Care Equipment & Supplies - 3.43%
Baxter International, Inc.	57,500	3,422,400
Covidien PLC	68,700	3,778,500
Medtronic, Inc.	112,434	4,576,064

		11,776,964
Health Care Providers & Services - 2.83%
HCA Holdings, Inc. (I)	78,000	2,721,420
UnitedHealth Group, Inc.	143,200	7,009,640

		9,731,060
Health Care Technology - 0.34%
Emdeon, Inc., Class A (I)	75,900	1,164,306
Life Sciences Tools & Services - 0.49%
Bio-Rad Laboratories, Inc., Class A (I)	13,600	1,692,248
Pharmaceuticals - 5.73%
Allergan, Inc.	59,626	4,932,859
Johnson & Johnson	130,600	8,788,074
Merck & Company, Inc.	161,900	5,949,825

		19,670,758

		54,501,005
Industrials - 11.14%
Aerospace & Defense - 3.68%
General Dynamics Corp.	101,900	7,563,018
The Boeing Company	65,200	5,087,556

		12,650,574
Air Freight & Logistics - 1.30%
FedEx Corp.	47,783	4,474,400
Airlines - 0.92%
Southwest Airlines Company (L)	268,500	3,176,355
Machinery - 2.54%
Illinois Tool Works, Inc.	110,148	6,313,683
PACCAR, Inc.	47,900	2,395,000

		8,708,683
Road & Rail - 2.70%
Hertz Global Holdings, Inc. (I)(L)	268,500	4,336,275
Norfolk Southern Corp. (L)	67,200	4,926,432

		9,262,707

		38,272,719
Information Technology - 17.54%
Communications Equipment - 3.29%
Cisco Systems, Inc.	313,000	5,258,400
QUALCOMM, Inc.	103,000	6,034,770

		11,293,170
Computers & Peripherals - 4.65%
Apple, Inc. (I)	31,100	10,817,513

The accompanying notes are an integral part of the financial statements.	134

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Hewlett-Packard Company	137,900	$5,154,702

		15,972,215
IT Services - 1.52%
Visa, Inc., Class A	64,700	5,244,582
Semiconductors & Semiconductor Equipment - 2.12%
Broadcom Corp., Class A (I)	97,100	3,493,658
Intersil Corp., Class A (L)	264,000	3,788,400

		7,282,058
Software - 5.96%
Adobe Systems, Inc. (I)	207,300	7,178,799
Microsoft Corp.	381,300	9,536,313
Symantec Corp. (I)	192,400	3,761,420

		20,476,532

		60,268,557
Materials - 1.14%
Chemicals - 1.14%
Celanese Corp., Series A	75,400	3,927,586
Utilities - 3.52%
Electric Utilities - 3.52%
American Electric Power Company, Inc.	96,643	3,691,763
FirstEnergy Corp.	96,500	4,305,830
NextEra Energy, Inc.	70,500	4,085,475

		12,083,068

		12,083,068

TOTAL COMMON STOCKS (Cost $286,597,208)		$336,322,346

INVESTMENT COMPANIES - 0.59%
SPDR S&P 500 ETF Trust	15,000	2,023,350

TOTAL INVESTMENT COMPANIES (Cost $1,852,811)		$2,023,350

SECURITIES LENDING COLLATERAL - 8.52%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	2,924,142	29,265,104

TOTAL SECURITIES LENDING
COLLATERAL (Cost $29,260,104)		$29,265,104

SHORT-TERM INVESTMENTS - 1.51%
Repurchase Agreement - 1.51%
Repurchase Agreement with State Street Corp.
dated 05/31/2011 at 0.010% to be
repurchased at $5,195,001 on 06/01/2011,
collateralized by $4,920,000 Federal Farm
Credit Bank., 3.875% due 10/07/2013
(valued at $5,301,300, including interest)	$5,195,000	$5,195,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,195,000)		$5,195,000

Total Investments (Large Cap Fund)
(Cost $322,905,123) - 108.52%		$372,805,800
Other assets and liabilities, net - (8.52%)		(29,282,462)

TOTAL NET ASSETS - 100.00%		$343,523,338

Lifecycle 2050 Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 55.70%
Affiliated Investment Companies - 55.70%
Equity - 50.70%
John Hancock Funds II (G) - 50.70%
Emerging Markets, Class NAV (DFA)	4,038	$49,469
Global Real Estate, Class NAV (Deutsche)	516	4,169
Index 500, Class NAV (John Hancock) (A)(2)	14,228	142,014
International Equity Index, Class NAV (SSgA)	2,245	41,965
International Small Cap, Class NAV (Franklin)	358	6,114
International Small Company,
Class NAV (DFA)	670	6,114
Mid Cap Growth Index, Class NAV (SSgA)	660	8,338
Mid Cap Value Index, Class NAV (SSgA)	731	8,338
Natural Resources, Class NAV (Wellington)	626	15,285
Fixed Income - 2.80%
John Hancock Funds II (G) - 2.80%
Active Bond, Class NAV
(John Hancock/Declaration) (A)(1)	198	2,057
Global High Yield, Class NAV (Stone Harbor)	130	1,390
Multi-Sector Bond, Class NAV (Stone Harbor)	186	1,945
Spectrum Income, Class NAV (T. Rowe Price)	203	2,223
Strategic Income Opportunities, Class NAV
(John Hancock) (A)(1)	198	2,223
Total Return, Class NAV (PIMCO)	405	5,725
Fixed Income - 2.20%
John Hancock Funds II (G) - 2.20%
Floating Rate Income, Class NAV (WAMCO)	435	4,169
High Yield, Class NAV (WAMCO)	207	1,945
John Hancock Funds II Global Bond,
Class NAV (PIMCO)	219	2,779
Real Return Bond, Class NAV (PIMCO)	154	1,945
U.S. High Yield Bond, Class NAV
(Wells Capital)	106	1,390

INVESTMENT COMPANIES - 44.30%
Affiliated Investment Companies - 44.30%
All Cap Value, Class NAV (Lord Abbett)	448	5,558
Alpha Opportunities, Class NAV (Wellington)	1,273	16,119
Blue Chip Growth, Class NAV (T. Rowe Price)	1,227	26,958
Capital Appreciation Value, Class NAV
(T.Rowe Price) (I)	1,021	10,839
Capital Appreciation, Class NAV (Jennison)	2,201	26,958
Currency Strategies, Class NAV
(First Quadrant) (I)	1,181	11,117
Equity-Income, Class NAV (T. Rowe Price)	716	10,839
Fundamental Value, Class NAV (Davis)	1,005	16,119
Heritage, Class NAV (American Century) (I)	554	5,558
International Core, Class NAV (GMO)	220	6,948
International Growth Stock ,
Class NAV (Invesco)	237	2,779
International Opportunities,
Class NAV (Marsico)	289	4,169
International Value, Class NAV (Franklin)	438	6,948
Mid Cap Stock, Class NAV (Wellington) (I)	590	11,673
Mid Cap Value Equity, Class NAV (Columbia)	409	4,447
Mid Value, Class NAV (T. Rowe Price)	530	8,338
Mutual Shares, Class NAV (Franklin) (I)	929	10,839
Real Estate Equity, Class NAV (T. Rowe Price)	376	3,335
Small Cap Growth, Class NAV (Wellington) (I)	320	3,891
Small Cap Index, Class NAV
(John Hancock) (A)(2)	612	8,893
Small Cap Intrinsic Value, Class NAV
(John Hancock) (1)(A)	286	4,169
Small Cap Value, Class NAV (Wellington)	283	5,003

The accompanying notes are an integral part of the financial statements.	135

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Lifecycle 2050 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Affiliated Investment Companies (continued)
Small Company Growth,
Class NAV (Invesco) (I)	256	$3,891
Small Company Value, Class NAV (T.
Rowe Price)	241	6,670
Smaller Company Growth, Class NAV
(Frontier/John Hancock/Perimeter) (A)(I)(2)	312	3,891
Value & Restructuring, Class NAV (Columbia)	1,295	15,841
Value, Class NAV (Invesco)	410	4,447
Total investments (Cost $549,109) - 100.00%		$555,834
Other assets and liabilities, net - 0.00%		(11)

TOTAL NET ASSETS - 100.00%		$555,823

Mid Cap Growth Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.53%
Consumer Discretionary - 19.88%
Auto Components - 1.45%
Autoliv, Inc. (L)	2,584	$198,916
BorgWarner, Inc. (I) (L)	9,384	680,434
The Goodyear Tire & Rubber Company (I)	20,475	363,022
TRW Automotive Holdings Corp. (I)	5,691	323,647

		1,566,019
Automobiles - 0.69%
Harley-Davidson, Inc.	19,920	740,227
Distributors - 0.29%
LKQ Corp. (I)	11,657	309,960
Diversified Consumer Services - 1.03%
Apollo Group, Inc., Class A (I)	10,967	450,853
DeVry, Inc.	5,503	296,337
ITT Educational Services, Inc. (I)	2,076	142,787
Weight Watchers International, Inc.	2,800	224,620

		1,114,597
Hotels, Restaurants & Leisure - 2.48%
Chipotle Mexican Grill, Inc. (I) (L)	2,614	755,629
Hyatt Hotels Corp., Class A (I)	1,281	57,107
International Game Technology	25,268	435,620
MGM Resorts International (I)	18,721	282,125
Royal Caribbean Cruises, Ltd. (I)	4,097	159,783
Starwood Hotels & Resorts Worldwide, Inc.	16,243	990,498

		2,680,762
Household Durables - 0.70%
Harman International Industries, Inc.	2,904	139,305
NVR, Inc. (I) (L)	244	182,024
Pulte Group, Inc. (I)	14,500	122,352
Toll Brothers, Inc. (I)	4,394	95,570
Tupperware Brands Corp.	3,400	222,513

		761,764
Internet & Catalog Retail - 1.49%
Expedia, Inc. (L)	16,747	469,083
Netflix, Inc. (I)	4,209	1,139,797

		1,608,880
Media - 4.27%
Cablevision Systems Corp., Class A	17,996	639,218

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Clear Channel Outdoor
Holdings, Inc., Class A (I)	2,181	$32,279
Lamar Advertising Company, Class A (I)	3,352	97,342
Liberty Global, Inc., Series A (I) (L)	6,200	279,310
Liberty Global, Inc., Series C (I)	5,835	249,913
Liberty Media Corp. - Capital, Series A (I)	5,740	523,144
Liberty Media Corp. - Starz, Series A (I)	4,138	315,605
Scripps Networks Interactive, Inc., Class A	7,925	399,658
Sirius XM Radio, Inc. (I) (L)	315,478	741,373
The Interpublic Group of Companies, Inc.	41,264	492,280
Virgin Media, Inc. (L)	25,861	843,586

		4,613,708
Multiline Retail - 1.17%
Dollar Tree, Inc. (I)	10,549	672,393
Family Dollar Stores, Inc.	10,640	593,074

		1,265,467
Specialty Retail - 5.32%
Abercrombie & Fitch Company, Class A	7,368	558,273
Advance Auto Parts, Inc. (L)	6,947	431,409
AutoNation, Inc. (I)	3,800	133,349
CarMax, Inc. (I) (L)	19,009	563,807
Dick’s Sporting Goods, Inc. (I)	7,714	306,554
Guess?, Inc.	3,544	162,032
O’Reilly Automotive, Inc. (I)	11,881	714,167
PetSmart, Inc.	9,952	450,826
Ross Stores, Inc. (L)	10,014	820,747
Tiffany & Company (L)	10,175	769,841
Tractor Supply Company	6,100	385,276
Urban Outfitters, Inc. (I)	10,978	334,390
Williams-Sonoma, Inc.	2,800	109,595

		5,740,266
Textiles, Apparel & Luxury Goods - 0.99%
Fossil, Inc. (I)	4,386	464,214
Lululemon Athletica, Inc. (I) (L)	4,200	381,360
PVH Corp.	3,337	220,142

		1,065,716

		21,467,366
Consumer Staples - 3.02%
Beverages - 0.42%
Hansen Natural Corp. (I)	6,389	457,772
Food & Staples Retailing - 0.71%
Whole Foods Market, Inc.	12,480	763,277
Food Products - 0.94%
Green Mountain Coffee Roasters, Inc. (I)	10,820	891,243
Hormel Foods Corp.	4,306	126,295

		1,017,538
Household Products - 0.43%
Energizer Holdings, Inc. (I)	5,960	459,218
Personal Products - 0.52%
Herbalife, Ltd.	9,942	559,536

		3,257,341
Energy - 13.78%
Energy Equipment & Services - 2.78%
Core Laboratories NV	3,818	392,070
Dresser-Rand Group, Inc. (I)	6,743	354,547
FMC Technologies, Inc. (I)	20,266	904,472
Helmerich & Payne, Inc.	8,991	563,556
McDermott International, Inc. (I)	19,752	419,137

The accompanying notes are an integral part of the financial statements.	136

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Oceaneering International, Inc. (I)	4,609	$375,634

		3,009,416
Oil, Gas & Consumable Fuels - 11.00%
Alpha Natural Resources, Inc. (I) (L)	10,137	555,406
Arch Coal, Inc.	13,731	410,420
Cabot Oil & Gas Corp. (L)	8,803	517,176
Cobalt International Energy, Inc. (I) (L)	9,584	137,914
Concho Resources, Inc. (I)	8,227	778,356
Consol Energy, Inc.	19,116	980,077
Continental Resources, Inc. (I)	3,778	250,179
Denbury Resources, Inc. (I)	33,690	739,832
El Paso Corp.	59,465	1,251,738
EXCO Resources, Inc.	10,779	217,089
Forest Oil Corp. (I)	5,831	174,347
Kinder Morgan Management LLC (I)	2,482	162,000
Massey Energy Company (L)	4,329	285,714
Newfield Exploration Company (I)	5,666	422,627
Petrohawk Energy Corp. (I)	25,489	674,694
Pioneer Natural Resources Company	8,875	814,903
QEP Resources, Inc.	14,888	647,628
Quicksilver Resources, Inc. (I)	7,949	113,591
Range Resources Corp.	13,504	755,144
SandRidge Energy, Inc. (I)	31,200	353,103
SM Energy Company	5,400	359,046
Sunoco, Inc.	10,156	411,216
Tesoro Corp. (I)	7,900	192,716
Whiting Petroleum Corp. (I)	9,992	670,463

		11,875,379

		14,884,795
Financials - 4.85%
Capital Markets - 1.14%
Affiliated Managers Group, Inc. (I)	4,351	460,031
Eaton Vance Corp. (L)	9,930	313,292
Janus Capital Group, Inc.	15,201	157,026
SEI Investments Company	12,600	297,864

		1,228,213
Diversified Financial Services - 1.76%
CBOE Holdings, Inc.	4,400	115,808
IntercontinentalExchange, Inc. (I)	6,166	743,928
Leucadia National Corp.	8,800	311,976
Moody’s Corp.	8,700	347,137
MSCI, Inc. (I)	10,055	379,777

		1,898,626
Insurance - 0.25%
Brown & Brown, Inc.	10,212	269,495
Real Estate Investment Trusts - 0.76%
Digital Realty Trust, Inc. (L)	2,652	165,405
Federal Realty Investment Trust	1,800	157,644
Host Hotels & Resorts, Inc.	28,691	504,388

		827,437
Real Estate Management & Development - 0.87%
CB Richard Ellis Group, Inc., Class A (I)	24,627	650,892
Jones Lang LaSalle, Inc.	2,312	224,611
The St. Joe Company (I) (L)	2,956	64,234

		939,737
Thrifts & Mortgage Finance - 0.07%
TFS Financial Corp. (I)	7,699	78,915

		5,242,423

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 16.45%
Biotechnology - 2.76%
Alexion Pharmaceuticals, Inc. (I) (L)	15,376	$729,130
Dendreon Corp. (I)	12,471	528,646
Human Genome Sciences, Inc. (I)	15,963	436,907
Regeneron Pharmaceuticals, Inc. (I)	5,900	354,037
Vertex Pharmaceuticals, Inc. (I) (L)	17,225	929,978

		2,978,698
Health Care Equipment & Supplies - 3.92%
C.R. Bard, Inc.	7,200	804,816
CareFusion Corp. (I)	9,369	271,514
DENTSPLY International, Inc.	12,040	472,450
Edwards Lifesciences Corp. (I)	9,742	864,408
Gen-Probe, Inc. (I)	4,115	336,566
IDEXX Laboratories, Inc. (I) (L)	4,794	377,384
ResMed, Inc. (I) (L)	12,954	417,119
Varian Medical Systems, Inc. (I) (L)	10,181	687,625

		4,231,882
Health Care Providers & Services - 3.25%
AmerisourceBergen Corp.	23,168	956,006
Community Health Systems, Inc. (I)	2,749	78,731
DaVita, Inc. (I)	8,095	680,385
Henry Schein, Inc. (I)	7,730	555,169
Laboratory Corp. of America Holdings (I)	8,600	867,138
Lincare Holdings, Inc.	2,781	84,320
Patterson Companies, Inc.	8,325	287,920

		3,509,669
Health Care Technology - 0.96%
Allscripts Healthcare Solutions, Inc. (I)	16,100	323,697
Cerner Corp. (I) (L)	5,938	713,154

		1,036,851
Life Sciences Tools & Services - 3.12%
Bio-Rad Laboratories, Inc., Class A (I)	1,679	208,918
Charles River
Laboratories International, Inc. (I)	2,000	77,342
Covance, Inc. (I) (L)	5,060	297,832
Illumina, Inc. (I) (L)	10,726	773,130
Life Technologies Corp. (I)	15,199	789,892
Mettler-Toledo International, Inc. (I)	2,733	457,422
Waters Corp. (I)	7,738	762,657

		3,367,193
Pharmaceuticals - 2.44%
Endo Pharmaceuticals Holdings, Inc. (I)	4,974	207,068
Hospira, Inc. (I)	14,067	777,764
Mylan, Inc. (I)	36,852	867,680
Perrigo Company	7,060	604,054
Warner Chilcott PLC, Class A	7,528	181,500

		2,638,066

		17,762,359
Industrials - 12.63%
Aerospace & Defense - 0.68%
Spirit Aerosystems Holdings, Inc., Class A (I)	9,045	198,086
Textron, Inc. (L)	23,329	533,768

		731,854
Building Products - 0.26%
Masco Corp.	10,600	151,015
Owens Corning, Inc. (I)	3,497	133,585

		284,600

The accompanying notes are an integral part of the financial statements.	137

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies - 1.43%
Copart, Inc. (I)	5,016	$235,752
Covanta Holding Corp.	11,340	192,440
Iron Mountain, Inc.	15,211	517,326
Stericycle, Inc. (I)	6,805	606,257

		1,551,775
Construction & Engineering - 1.03%
Foster Wheeler AG (I)	10,517	360,312
Jacobs Engineering Group, Inc. (I)	10,624	489,341
The Shaw Group, Inc. (I)	7,182	262,358

		1,112,011
Electrical Equipment - 1.67%
AMETEK, Inc.	13,618	592,247
Roper Industries, Inc.	8,051	672,017
Sensata Technologies Holding NV (I)	7,349	266,622
The Babcock & Wilcox Company (I)	9,631	270,150

		1,801,036
Machinery - 3.30%
AGCO Corp. (I) (L)	7,927	409,588
Bucyrus International, Inc.	6,493	596,382
Donaldson Company, Inc.	6,166	368,172
Flowserve Corp.	4,703	570,145
Joy Global, Inc.	8,810	789,817
Navistar International Corp. (I)	5,743	378,291
Pall Corp.	4,905	275,171
SPX Corp.	2,105	174,526

		3,562,092
Professional Services - 1.64%
Dun & Bradstreet Corp.	4,197	336,641
IHS, Inc., Class A (I)	3,561	312,371
Manpower, Inc.	3,405	208,148
Nielsen Holdings NV (I)	7,600	239,324
Robert Half International, Inc.	11,775	324,637
Verisk Analytics, Inc., Class A (I)	10,267	349,591

		1,770,712
Road & Rail - 0.94%
Hertz Global Holdings, Inc. (I)	8,016	129,458
J.B. Hunt Transport Services, Inc.	8,199	375,924
Kansas City Southern (I)	8,621	507,691

		1,013,073
Trading Companies & Distributors - 1.68%
Fastenal Company (L)	23,636	784,242
MSC Industrial Direct Company, Inc., Class A	3,915	272,132
WW Grainger, Inc.	5,019	758,220

		1,814,594

		13,641,747
Information Technology - 19.48%
Communications Equipment - 2.02%
Acme Packet, Inc. (I)	4,700	355,661
F5 Networks, Inc. (I)	6,775	769,505
Motorola Mobility Holdings, Inc. (I)	23,600	593,304
Riverbed Technology, Inc. (I) (L)	12,100	458,832

		2,177,302
Computers & Peripherals - 0.77%
SanDisk Corp. (I)	9,994	474,915
Western Digital Corp. (I)	9,750	357,338

		832,253
Electronic Equipment, Instruments & Components - 2.01%
Amphenol Corp., Class A	14,806	800,412

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Avnet, Inc. (I)	6,400	$231,627
Dolby Laboratories, Inc., Class A (I) (L)	4,457	208,320
FLIR Systems, Inc. (L)	13,404	484,555
Trimble Navigation, Ltd. (I)	10,283	449,264

		2,174,178
Internet Software & Services - 1.78%
Akamai Technologies, Inc. (I)	15,823	536,954
AOL, Inc. (I)	5,900	121,335
Equinix, Inc. (I)	3,866	392,012
Rackspace Hosting, Inc. (I)	8,700	382,800
VeriSign, Inc.	13,838	484,607

		1,917,708
IT Services - 2.60%
Alliance Data Systems Corp. (I) (L)	4,331	406,811
Fiserv, Inc. (I)	12,372	798,241
Global Payments, Inc.	6,700	348,132
Lender Processing Services, Inc.	3,815	101,403
Teradata Corp. (I)	14,181	791,158
VeriFone Systems, Inc. (I)	7,500	360,975

		2,806,720
Semiconductors & Semiconductor Equipment - 4.90%
Advanced Micro Devices, Inc. (I)	49,213	427,169
Atmel Corp. (I)	38,648	580,493
Avago Technologies, Ltd.	15,539	525,063
Cree, Inc. (I) (L)	9,201	403,832
Lam Research Corp. (I)	3,677	172,801
Linear Technology Corp.	19,146	662,260
National Semiconductor Corp.	13,200	323,722
NVIDIA Corp. (I)	49,000	981,960
ON Semiconductor Corp. (I)	37,270	418,169
Skyworks Solutions, Inc. (I)	15,669	399,089
Xilinx, Inc. (L)	11,015	393,015

		5,287,573
Software - 5.40%
ANSYS, Inc. (I) (L)	7,796	447,257
Autodesk, Inc. (I) (L)	19,293	829,213
BMC Software, Inc. (I)	15,069	841,302
Electronic Arts, Inc. (I)	28,240	689,338
FactSet Research Systems, Inc.	3,684	408,408
Informatica Corp. (I)	8,900	522,074
Nuance Communications, Inc. (I)	20,300	445,788
Red Hat, Inc. (I)	16,304	710,854
Rovi Corp. (I)	9,440	547,142
TIBCO Software, Inc. (I)	14,000	393,260

		5,834,636

		21,030,370
Materials - 6.98%
Chemicals - 3.92%
Celanese Corp., Series A	13,199	687,536
CF Industries Holdings, Inc.	5,988	920,835
FMC Corp.	2,064	174,098
Lubrizol Corp.	5,403	726,704
Nalco Holding Company	11,475	327,497
Sigma-Aldrich Corp.	10,269	721,808
The Sherwin-Williams Company	7,700	676,368

		4,234,846
Containers & Packaging - 1.22%
Ball Corp.	14,174	560,015
Crown Holdings, Inc. (I)	13,214	536,621

The accompanying notes are an integral part of the financial statements.	138

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Rock-Tenn Company, Class A	2,900	$222,807

		1,319,443
Metals & Mining - 1.84%
Allegheny Technologies, Inc. (L)	5,503	368,701
Cliffs Natural Resources, Inc.	5,700	516,990
Molycorp, Inc. (I)	3,100	205,886
Steel Dynamics, Inc.	8,700	148,736
Titanium Metals Corp.	4,838	90,616
Walter Energy, Inc.	5,200	647,660

		1,978,589

		7,532,878
Telecommunication Services - 1.33%
Wireless Telecommunication Services - 1.33%
Clearwire Corp. (I) (L)	11,300	51,980
MetroPCS Communications, Inc. (I)	21,054	376,867
NII Holdings, Inc. (I)	14,339	626,041
SBA Communications Corp., Class A (I)	9,751	383,117

		1,438,005

		1,438,005
Utilities - 0.13%
Independent Power Producers & Energy Traders - 0.13%
Calpine Corp. (I)	9,155	144,557

TOTAL COMMON STOCKS (Cost $92,431,473)		$106,401,841

SECURITIES LENDING COLLATERAL - 10.65%
John Hancock Collateral
Investment Trust, 0.2531% (W) (Y)	1,149,282	11,502,128

TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,501,113)		$11,502,128

SHORT-TERM INVESTMENTS - 1.19%
Commercial Paper - 1.07%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, Institutional
Class, 0.050% (Y)	$1,157,264	$1,157,264
AIM Short-Term Investment Trust, STIC
Prime Portfolio,
Institutional Class.0.070% (Y)	268	268

		1,157,532
U.S. Government & Agency
Obligations - 0.12%
U.S. Treasury Bill, 0.030%, 08/25/2011 *	10,000	9,999
U.S. Treasury Bill, 0.050%, 07/07/2011 *	30,000	29,999
U.S. Treasury Bill, 0.055%, 07/07/2011 *	85,000	84,995

		124,993

TOTAL SHORT-TERM INVESTMENTS (Cost $1,282,525)		$1,282,525

Total Investments (Mid Cap Growth Index Fund)
(Cost $105,215,111) - 110.37%		$119,186,494
Other assets and liabilities, net - (10.37%)		(11,198,186)

TOTAL NET ASSETS - 100.00%		$107,988,308

Mid Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.81%
Consumer Discretionary - 12.65%
Auto Components - 0.96%
BorgWarner, Inc. (I) (L)	31,574	$2,289,431
Gentex Corp.	40,257	1,181,543

		3,470,974
Automobiles - 0.11%
Thor Industries, Inc.	11,986	387,148
Distributors - 0.30%
LKQ Corp. (I)	41,204	1,095,614
Diversified Consumer Services - 0.96%
Career Education Corp. (I) (L)	17,706	380,679
ITT Educational Services, Inc. (I)	6,962	478,846
Matthews International Corp., Class A	8,360	326,792
Regis Corp. (L)	16,324	243,717
Service Corp. International	67,855	778,975
Sotheby’s (L)	18,950	806,512
Strayer Education, Inc. (L)	3,750	450,675

		3,466,196
Hotels, Restaurants & Leisure - 1.43%
Bally Technologies, Inc. (I) (L)	15,137	596,549
Bob Evans Farms, Inc.	8,563	268,450
Boyd Gaming Corp. (I) (L)	15,839	149,520
Brinker International, Inc.	25,226	650,326
International Speedway Corp., Class A	8,281	236,919
Life Time Fitness, Inc. (I)	11,873	436,808
Panera Bread Company, Class A (I) (L)	8,891	1,111,642
Scientific Games Corp., Class A (I)	17,933	176,819
The Cheesecake Factory, Inc. (I) (L)	16,934	537,993
The Wendy’s Company	91,227	458,872
WMS Industries, Inc. (I)	16,279	512,137

		5,136,035
Household Durables - 1.50%
American Greetings Corp., Class A (L)	11,359	272,616
KB Home (L)	20,402	250,537
MDC Holdings, Inc. (L)	10,688	288,042
Mohawk Industries, Inc. (I)	15,905	1,058,001
NVR, Inc. (I) (L)	1,665	1,242,090
Ryland Group, Inc.	12,491	228,335
Toll Brothers, Inc. (I) (L)	41,014	892,055
Tupperware Brands Corp.	17,748	1,161,784

		5,393,460
Leisure Equipment & Products - 0.37%
Eastman Kodak Co. (I) (L)	76,212	254,548
Polaris Industries, Inc. (L)	9,635	1,063,222

		1,317,770
Media - 0.70%
DreamWorks Animation SKG, Inc. (I) (L)	20,299	485,349
Harte-Hanks, Inc.	10,976	90,003
John Wiley & Sons, Inc.	13,214	700,342
Lamar Advertising Company, Class A (I) (L)	16,245	471,755
Meredith Corp. (L)	10,309	325,867
Scholastic Corp.	6,734	183,434
The New York Times
Company, Class A (I) (L)	33,646	269,841

		2,526,591
Multiline Retail - 0.84%
99 Cents Only Stores (I)	13,267	274,096
Dollar Tree, Inc. (I)	35,383	2,255,312
Saks, Inc. (I) (L)	45,464	514,198

		3,043,606

The accompanying notes are an integral part of the financial statements.	139

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 3.71%
Aaron’s, Inc.	20,379	$574,892
Advance Auto Parts, Inc.	22,622	1,404,826
Aeropostale, Inc. (I) (L)	24,857	469,797
American Eagle Outfitters, Inc.	55,295	733,212
ANN, Inc. (I)	16,379	461,069
Ascena Retail Group, Inc. (I)	19,588	655,414
Barnes & Noble, Inc. (L)	11,062	217,036
Chico’s FAS, Inc.	50,185	756,790
Collective Brands, Inc. (I)	17,626	274,966
Dick’s Sporting Goods, Inc. (I)	25,044	995,249
Foot Locker, Inc.	43,808	1,092,572
Guess?, Inc.	17,940	820,217
Office Depot, Inc. (I)	78,318	329,719
PetSmart, Inc.	33,231	1,505,364
Rent-A-Center, Inc.	17,948	582,592
Tractor Supply Company (L)	20,573	1,299,391
Williams-Sonoma, Inc.	29,702	1,162,833

		13,335,939
Textiles, Apparel & Luxury Goods - 1.77%
Deckers Outdoor Corp. (I) (L)	10,902	993,172
Fossil, Inc. (I)	15,162	1,604,746
Hanesbrands, Inc. (I)	27,230	825,341
PVH Corp.	18,942	1,249,604
The Timberland Company, Class A (I)	10,849	354,437
The Warnaco Group, Inc. (I)	12,351	681,158
Under Armour, Inc., Class A (I) (L)	9,974	650,105

		6,358,563

		45,531,896
Consumer Staples - 3.82%
Beverages - 0.39%
Hansen Natural Corp. (I)	19,617	1,405,558
Food & Staples Retailing - 0.36%
BJ’s Wholesale Club, Inc. (I)	15,429	777,930
Ruddick Corp. (L)	12,081	530,960

		1,308,890
Food Products - 2.09%
Corn Products International, Inc.	21,529	1,221,340
Flowers Foods, Inc. (L)	21,313	710,362
Green Mountain Coffee Roasters, Inc. (I) (L)	32,810	2,702,560
Lancaster Colony Corp. (L)	5,381	326,304
Ralcorp Holdings, Inc. (I)	15,535	1,366,148
Smithfield Foods, Inc. (I) (L)	46,912	982,806
Tootsie Roll Industries, Inc. (L)	7,041	206,583

		7,516,103
Household Products - 0.90%
Church & Dwight Company, Inc.	20,147	1,694,363
Energizer Holdings, Inc. (I) (L)	19,961	1,537,995

		3,232,358
Tobacco - 0.08%
Universal Corp. (L)	6,628	279,503

		13,742,412
Energy - 6.41%
Energy Equipment & Services - 3.11%
Atwood Oceanics, Inc. (I)	15,898	689,019
CARBO Ceramics, Inc.	5,261	790,570
Dril-Quip, Inc. (I)	9,732	721,920
Exterran Holdings, Inc. (I)	17,865	384,991
Helix Energy Solutions Group, Inc. (I) (L)	29,890	523,673
Oceaneering International, Inc.	15,291	1,246,217

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Oil States International, Inc. (I)	14,569	$1,151,679
Patterson-UTI Energy, Inc.	43,573	1,365,142
Pride International, Inc. (I)	50,025	2,036,018
Superior Energy Services, Inc. (I)	22,293	835,319
Tidewater, Inc.	14,536	794,392
Unit Corp. (I)	11,267	648,867

		11,187,807
Oil, Gas & Consumable Fuels - 3.30%
Arch Coal, Inc.	45,910	1,372,250
Bill Barrett Corp. (I) (L)	13,246	590,374
Cimarex Energy Company	24,165	2,318,148
Comstock Resources, Inc. (I)	13,480	405,344
Forest Oil Corp. (I)	32,103	959,880
Frontier Oil Corp.	29,883	892,306
Northern Oil and Gas, Inc. (I) (L)	15,334	308,213
Overseas Shipholding Group, Inc. (L)	7,576	206,901
Patriot Coal Corp. (I) (L)	25,801	596,777
Plains Exploration & Production Company (I)	39,588	1,458,818
Quicksilver Resources, Inc. (I) (L)	34,222	489,032
SM Energy Company	17,925	1,191,833
Southern Union Company	35,224	1,068,344

		11,858,220

		23,046,027
Financials - 18.77%
Capital Markets - 2.05%
Affiliated Managers Group, Inc. (I)	14,668	1,550,848
Apollo Investment Corp.	55,281	630,756
Eaton Vance Corp. (L)	33,661	1,062,005
Greenhill & Company, Inc. (L)	7,207	401,142
Jefferies Group, Inc. (L)	36,160	800,582
Raymond James Financial, Inc.	28,537	1,019,912
SEI Investments Company	41,020	969,713
Waddell & Reed Financial, Inc., Class A	24,276	937,054

		7,372,012
Commercial Banks - 3.18%
Associated-Banc Corp.	48,934	689,480
BancorpSouth, Inc. (L)	20,821	267,342
Bank of Hawaii Corp. (L)	13,552	642,365
Cathay General Bancorp (L)	22,257	362,789
City National Corp.	13,297	749,020
Commerce Bancshares, Inc.	21,869	935,556
Cullen/Frost Bankers, Inc.	17,273	1,005,980
East West Bancorp, Inc.	41,951	842,796
FirstMerit Corp.	30,748	500,885
Fulton Financial Corp.	56,268	626,826
International Bancshares Corp.	14,922	254,719
PacWest Bancorp (L)	9,222	194,584
Prosperity Bancshares, Inc. (L)	13,226	578,638
SVB Financial Group (I) (L)	11,987	711,788
Synovus Financial Corp. (L)	221,893	528,105
TCF Financial Corp. (L)	44,098	663,675
Trustmark Corp. (L)	16,114	384,158
Valley National Bancorp (L)	47,997	652,273
Webster Financial Corp.	20,688	431,552
Westamerica Bancorp. (L)	8,199	412,410

		11,434,941
Diversified Financial Services - 0.36%
MSCI, Inc. (I)	33,823	1,277,495
Insurance - 3.81%
American Financial Group, Inc.	21,656	770,087
Arthur J. Gallagher & Company	30,688	881,052

The accompanying notes are an integral part of the financial statements.	140

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Aspen Insurance Holdings, Ltd. (L)	19,946	$535,750
Brown & Brown, Inc.	33,031	871,688
Everest Re Group, Ltd.	15,381	1,368,448
Fidelity National Financial, Inc., Class A	63,218	1,010,224
First American Financial Corp.	29,545	475,084
HCC Insurance Holdings, Inc.	32,467	1,074,333
Mercury General Corp.	10,066	419,450
Old Republic International Corp. (L)	73,255	910,560
Protective Life Corp.	24,207	584,357
Reinsurance Group of America, Inc.	22,291	1,416,147
StanCorp Financial Group, Inc. (L)	12,982	560,563
The Hanover Insurance Group, Inc.	12,786	524,993
Transatlantic Holdings, Inc.	17,613	819,709
Unitrin, Inc.	14,005	417,769
W.R. Berkley Corp.	32,682	1,082,101

		13,722,315
Real Estate Investment Trusts - 7.95%
Alexandria Real Estate Equities, Inc. (L)	15,659	1,292,494
AMB Property Corp. (I)	47,870	1,770,711
BRE Properties, Inc.	18,295	933,411
Camden Property Trust	19,718	1,267,473
Corporate Office Properties Trust (L)	18,915	669,969
Cousins Properties, Inc.	29,283	256,812
Duke Realty Corp.	71,354	1,073,164
Equity One, Inc. (L)	16,960	332,586
Essex Property Trust, Inc. (L)	9,090	1,250,875
Federal Realty Investment Trust	17,389	1,523,276
Highwoods Properties, Inc. (L)	20,261	731,017
Hospitality Properties Trust	34,882	860,888
Liberty Property Trust (L)	32,370	1,167,262
Mack-Cali Realty Corp.	24,535	867,558
Nationwide Health Properties, Inc.	35,736	1,565,237
Omega Healthcare Investors, Inc. (L)	28,262	601,698
Potlatch Corp. (L)	11,338	408,168
Rayonier, Inc.	22,908	1,520,862
Realty Income Corp. (L)	35,519	1,248,138
Regency Centers Corp. (L)	23,139	1,071,567
Senior Housing Properties Trust	40,084	968,029
SL Green Realty Corp.	22,303	2,007,493
Taubman Centers, Inc. (L)	15,764	954,825
The Macerich Company (L)	36,833	2,002,610
UDR, Inc.	51,568	1,343,862
Weingarten Realty Investors (L)	34,048	906,358

		28,596,343
Real Estate Management & Development - 0.33%
Jones Lang LaSalle, Inc.	12,112	1,176,681
Thrifts & Mortgage Finance - 1.09%
Astoria Financial Corp. (L)	23,303	338,360
First Niagara Financial Group, Inc.	77,044	1,094,025
New York Community Bancorp, Inc. (L)	123,469	2,000,198
Washington Federal, Inc.	31,755	504,587

		3,937,170

		67,516,957
Health Care - 10.56%
Biotechnology - 1.12%
United Therapeutics Corp. (I)	14,361	927,290
Vertex Pharmaceuticals, Inc. (I) (L)	57,761	3,118,508

		4,045,798
Health Care Equipment & Supplies - 3.07%
Gen-Probe, Inc. (I)	13,642	1,115,779
Hill-Rom Holdings, Inc.	17,830	813,761

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Hologic, Inc. (I)	73,663	$1,583,755
IDEXX Laboratories, Inc. (I) (L)	16,201	1,275,343
Immucor, Inc. (I) (L)	19,787	414,142
Kinetic Concepts, Inc. (I) (L)	17,745	1,052,988
Masimo Corp. (L)	16,828	516,956
ResMed, Inc. (I) (L)	43,321	1,394,936
STERIS Corp. (L)	16,764	605,013
Teleflex, Inc.	11,303	701,916
The Cooper Cos, Inc.	13,178	987,164
Thoratec Corp. (I)	16,573	576,243

		11,037,996
Health Care Providers & Services - 3.39%
Catalyst Health Solutions, Inc. (I)	14,069	858,631
Community Health Systems, Inc. (I)	26,231	751,256
Health Management
Associates, Inc., Class A (I)	71,143	811,030
Health Net, Inc. (I)	26,369	846,181
Henry Schein, Inc. (I)	25,967	1,864,950
Kindred Healthcare, Inc. (I) (L)	11,160	273,866
LifePoint Hospitals, Inc. (I) (L)	14,549	611,058
Lincare Holdings, Inc. (L)	27,201	824,734
MEDNAX, Inc. (I)	13,559	1,018,959
Omnicare, Inc. (L)	33,027	1,038,369
Owens & Minor, Inc.	17,952	621,139
Universal Health Services, Inc., Class B	27,543	1,500,818
VCA Antech, Inc. (I) (L)	24,365	595,724
WellCare Health Plans, Inc. (I)	12,012	591,591

		12,208,306
Health Care Technology - 0.30%
Allscripts Healthcare Solutions, Inc. (I)	53,415	1,074,176
Life Sciences Tools & Services - 1.56%
Bio-Rad Laboratories, Inc., Class A (I)	5,516	686,356
Charles River
Laboratories International, Inc. (I)	15,959	617,294
Covance, Inc. (I) (L)	17,070	1,004,740
Mettler-Toledo International, Inc. (I) (L)	9,133	1,528,590
Pharmaceutical Product Development, Inc.	32,552	939,125
Techne Corp.	10,489	854,854

		5,630,959
Pharmaceuticals - 1.12%
Endo Pharmaceuticals Holdings, Inc. (I) (L)	33,142	1,379,701
Medicis Pharmaceutical Corp., Class A	16,666	624,475
Perrigo Company	23,482	2,009,120

		4,013,296

		38,010,531
Industrials - 14.78%
Aerospace & Defense - 0.77%
Alliant Techsystems, Inc.	9,439	675,172
BE Aerospace, Inc. (I)	28,895	1,081,251
Huntington Ingalls Industries, Inc. (I)	13,750	502,838
Triumph Group, Inc.	5,371	502,296

		2,761,557
Air Freight & Logistics - 0.17%
UTi Worldwide, Inc.	26,843	596,720
Airlines - 0.29%
Alaska Air Group, Inc. (I)	10,125	683,843
JetBlue Airways Corp. (I) (L)	57,157	346,943

		1,030,786

The accompanying notes are an integral part of the financial statements.	141

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products - 0.16%
Lennox International, Inc.	12,768	$595,116
Commercial Services & Supplies - 1.49%
Clean Harbors, Inc. (I)	6,499	657,439
Copart, Inc. (I)	16,882	793,454
Corrections Corp. of America (I)	30,848	709,504
Deluxe Corp. (L)	14,540	374,260
Herman Miller, Inc. (L)	16,180	406,118
HNI Corp.	12,671	315,635
Mine Safety Appliances Company	8,751	328,863
Rollins, Inc.	17,938	360,913
The Brinks Company	13,151	391,242
Waste Connections, Inc.	32,199	1,012,337

		5,349,765
Construction & Engineering - 1.31%
Aecom Technology Corp. (I)	33,549	961,850
Granite Construction, Inc.	9,635	264,866
KBR, Inc.	42,741	1,595,094
The Shaw Group, Inc. (I) (L)	24,036	878,035
URS Corp. (I)	22,784	1,003,863

		4,703,708
Electrical Equipment - 1.67%
Acuity Brands, Inc. (L)	12,207	744,139
AMETEK, Inc.	45,431	1,975,794
Hubbell, Inc., Class B	17,125	1,132,990
Regal-Beloit Corp.	10,915	753,135
Thomas & Betts Corp. (I)	14,758	808,001
Woodward, Inc.	16,706	588,385

		6,002,444
Industrial Conglomerates - 0.23%
Carlisle Companies, Inc.	17,245	838,107
Machinery - 5.45%
AGCO Corp. (I) (L)	26,678	1,378,452
Bucyrus International, Inc.	23,015	2,113,928
Crane Company	13,048	641,831
Donaldson Company, Inc.	21,733	1,297,677
Gardner Denver, Inc.	14,747	1,235,504
Graco, Inc. (L)	16,971	858,054
Harsco Corp.	22,818	764,631
IDEX Corp.	23,295	1,056,195
Kennametal, Inc.	23,214	968,720
Lincoln Electric Holdings, Inc.	11,902	888,484
Nordson Corp. (L)	19,276	1,002,738
Oshkosh Corp. (I)	25,641	710,256
Pentair, Inc. (L)	27,807	1,125,627
SPX Corp.	14,294	1,185,116
Terex Corp. (I)	30,828	914,050
Timken Company	22,958	1,185,092
Trinity Industries, Inc. (L)	22,539	775,116
Valmont Industries, Inc. (L)	6,024	603,725
Wabtec Corp.	13,552	915,980

		19,621,176
Marine - 0.40%
Alexander & Baldwin, Inc. (L)	11,670	571,480
Kirby Corp. (I)	15,171	871,877

		1,443,357
Professional Services - 0.95%
FTI Consulting, Inc. (I) (L)	13,071	498,920
Korn/Ferry International (I)	13,120	280,243
Manpower, Inc.	23,138	1,414,426
The Corporate Executive Board Company	9,722	408,810

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Towers Watson & Company, Class A	12,839	$814,635

		3,417,034
Road & Rail - 1.22%
Con-way, Inc.	15,563	615,205
J.B. Hunt Transport Services, Inc.	24,688	1,131,945
Kansas City Southern (I)	29,012	1,708,517
Landstar System, Inc.	13,526	640,050
Werner Enterprises, Inc. (L)	12,557	314,930

		4,410,647
Trading Companies & Distributors - 0.67%
GATX Corp.	13,122	521,206
MSC Industrial Direct
Company, Inc., Class A (L)	12,723	884,376
United Rentals, Inc. (I)	17,158	469,100
Watsco, Inc. (L)	7,916	529,897

		2,404,579

		53,174,996
Information Technology - 15.54%
Communications Equipment - 1.40%
ADTRAN, Inc.	18,237	781,638
Ciena Corp. (I) (L)	26,824	717,542
Plantronics, Inc.	13,809	505,133
Polycom, Inc. (I)	24,776	1,422,390
Riverbed Technology, Inc. (I) (L)	42,640	1,616,909

		5,043,612
Computers & Peripherals - 0.55%
Diebold, Inc.	18,615	615,226
NCR Corp. (I)	45,239	883,065
QLogic Corp. (I) (L)	29,780	481,840

		1,980,131
Electronic Equipment, Instruments & Components - 2.24%
Arrow Electronics, Inc. (I)	32,443	1,447,931
Avnet, Inc. (I)	43,142	1,561,740
Ingram Micro, Inc., Class A (I)	45,027	855,963
Itron, Inc. (I) (L)	11,453	586,966
National Instruments Corp. (L)	25,168	734,906
Tech Data Corp. (I)	13,175	624,100
Trimble Navigation, Ltd. (I) (L)	34,522	1,508,266
Vishay Intertechnology, Inc. (I) (L)	46,747	741,875

		8,061,747
Internet Software & Services - 1.09%
AOL, Inc. (I) (L)	30,255	622,345
Digital River, Inc. (I) (L)	11,027	358,929
Equinix, Inc. (I)	12,996	1,317,794
Rackspace Hosting, Inc. (I)	27,811	1,223,684
ValueClick, Inc. (I) (L)	22,841	412,280

		3,935,032
IT Services - 2.42%
Acxiom Corp. (I)	22,734	312,593
Alliance Data Systems Corp. (I) (L)	14,448	1,357,101
Broadridge Financial Solutions, Inc.	35,385	809,609
Convergys Corp. (I)	34,555	441,613
CoreLogic, Inc. (I)	29,426	532,905
DST Systems, Inc.	10,049	505,163
Gartner, Inc. (I)	24,141	942,223
Global Payments, Inc.	22,542	1,171,282
Jack Henry & Associates, Inc. (L)	24,345	760,538
Lender Processing Services, Inc.	25,110	667,424
ManTech International Corp., Class A (L)	6,392	287,768

The accompanying notes are an integral part of the financial statements.	142

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
NeuStar, Inc., Class A (I)	20,851	$557,973
SRA International, Inc., Class A (I)	12,139	375,702

		8,721,894
Office Electronics - 0.20%
Zebra Technologies Corp., Class A (I)	15,756	700,354
Semiconductors & Semiconductor Equipment - 3.43%
Atmel Corp. (I) (L)	129,102	1,939,112
Cree, Inc. (I)	30,905	1,356,420
Cypress Semiconductor Corp. (I)	49,068	1,149,173
Fairchild Semiconductor International, Inc. (I)	35,699	644,010
Integrated Device Technology, Inc. (I)	42,638	357,733
International Rectifier Corp. (I)	19,735	567,973
Intersil Corp., Class A (L)	35,244	505,751
Lam Research Corp. (I)	34,911	1,640,642
RF Micro Devices, Inc. (I)	77,900	490,770
Semtech Corp. (I) (L)	17,903	512,384
Silicon Laboratories, Inc. (I)	12,445	534,886
Skyworks Solutions, Inc. (I)	52,398	1,334,577
Varian Semiconductor
Equipment Associates, Inc. (I)	21,224	1,303,472

		12,336,903
Software - 4.21%
ACI Worldwide, Inc. (I)	9,402	304,343
Advent Software, Inc. (I) (L)	9,170	256,302
ANSYS, Inc. (I) (L)	25,934	1,487,834
Cadence Design Systems, Inc. (I)	75,866	811,008
Concur Technologies, Inc. (I) (L)	13,191	659,154
FactSet Research Systems, Inc. (L)	13,096	1,451,823
Fair Isaac Corp.	11,305	330,671
Informatica Corp. (I)	26,811	1,572,733
Mentor Graphics Corp. (I) (L)	30,990	415,576
MICROS Systems, Inc. (I)	22,839	1,166,159
Parametric Technology Corp. (I)	33,405	778,002
Quest Software, Inc. (I)	17,899	406,218
Rovi Corp. (I)	31,912	1,849,620
Solera Holdings, Inc. (L)	19,911	1,176,541
Synopsys, Inc. (I)	42,650	1,166,051
TIBCO Software, Inc. (I)	46,764	1,313,601

		15,145,636

		55,925,309
Materials - 7.14%
Chemicals - 3.42%
Albemarle Corp.	25,893	1,834,260
Ashland, Inc.	22,350	1,527,399
Cabot Corp.	18,499	781,213
Cytec Industries, Inc.	13,973	785,143
Intrepid Potash, Inc. (I)	12,525	403,180
Lubrizol Corp.	18,106	2,435,257
Minerals Technologies, Inc.	5,161	350,948
NewMarket Corp. (L)	2,708	471,788
Olin Corp.	22,488	540,162
RPM International, Inc. (L)	36,743	863,461
Sensient Technologies Corp. (L)	14,122	537,342
The Scotts Miracle-Gro Company, Class A (L)	12,887	743,580
Valspar Corp.	27,107	1,042,806

		12,316,539
Construction Materials - 0.31%
Martin Marietta Materials, Inc. (L)	12,856	1,101,245
Containers & Packaging - 1.74%
AptarGroup, Inc.	18,939	1,011,343
Greif, Inc., Class A	8,820	583,178

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Packaging Corp. of America	28,933	$841,950
Rock-Tenn Company, Class A (L)	19,186	1,474,060
Silgan Holdings, Inc. (L)	13,821	620,425
Sonoco Products Company	28,337	1,003,697
Temple-Inland, Inc.	30,559	725,471

		6,260,124
Metals & Mining - 1.25%
Carpenter Technology Corp.	12,436	653,761
Commercial Metals Company	32,347	481,647
Compass Minerals International, Inc.	9,275	862,297
Reliance Steel & Aluminum Company	21,097	1,086,706
Steel Dynamics, Inc.	61,580	1,053,018
Worthington Industries, Inc.	15,740	343,604

		4,481,033
Paper & Forest Products - 0.42%
Domtar Corp.	11,806	1,209,879
Louisiana-Pacific Corp. (I) (L)	37,404	313,446

		1,523,325

		25,682,266
Telecommunication Services - 0.49%
Diversified Telecommunication Services - 0.26%
TW Telecom, Inc. (I) (L)	42,541	923,140
Wireless Telecommunication Services - 0.23%
Telephone & Data Systems, Inc.	25,847	845,197

		1,768,337
Utilities - 5.65%
Electric Utilities - 1.66%
Cleco Corp.	17,221	604,285
DPL, Inc.	33,670	1,015,824
Great Plains Energy, Inc. (L)	38,342	811,700
Hawaiian Electric Industries, Inc. (L)	26,807	665,618
IDACORP, Inc. (L)	13,966	549,841
NV Energy, Inc.	66,571	1,049,825
PNM Resources, Inc.	24,491	404,836
Westar Energy, Inc. (L)	32,090	872,527

		5,974,456
Gas Utilities - 1.99%
AGL Resources, Inc.	22,040	906,064
Atmos Energy Corp.	25,628	854,694
Energen Corp.	20,375	1,268,751
National Fuel Gas Company	23,268	1,676,227
Questar Corp.	49,952	865,668
UGI Corp.	31,397	1,029,194
WGL Holdings, Inc.	14,447	567,045

		7,167,643
Multi-Utilities - 1.75%
Alliant Energy Corp.	31,331	1,288,644
Black Hills Corp. (L)	11,124	345,066
MDU Resources Group, Inc.	53,356	1,260,802
NSTAR	29,270	1,347,591
OGE Energy Corp.	27,589	1,408,970
Vectren Corp. (L)	23,077	651,233

		6,302,306
Water Utilities - 0.25%
Aqua America, Inc. (L)	38,985	887,688

		20,332,093

TOTAL COMMON STOCKS (Cost $210,379,147)		$344,730,824

The accompanying notes are an integral part of the financial statements.	143

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 19.89%
John Hancock Collateral
Investment Trust, 0.2531% (W) (Y)	7,151,726	$71,575,193

TOTAL SECURITIES LENDING
COLLATERAL (Cost $71,568,151)		$71,575,193

SHORT-TERM INVESTMENTS - 3.96%
U.S. Government Agency - 0.86%
Federal Home Loan Bank Discount Notes,
0.105%, 06/01/2011 *	$3,100,000	$3,100,000
Repurchase Agreement - 3.10%
Repurchase Agreement with State Street Corp.
dated 05/31/2011 at 0.01% to be
repurchased at $11,128,003 on 06/01/2011,
collateralized by $11,720,000 Federal Home
Loan Mortgage Corp., 3.310% due
11/10/2020 (valued at $11,353,750,
including interest)	11,128,000	11,128,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,228,000)		$14,228,000

Total Investments (Mid Cap Index Fund)
(Cost $296,175,298) - 119.66%		$430,534,017
Other assets and liabilities, net - (19.66%)		(70,722,547)

TOTAL NET ASSETS - 100.00%		$359,811,470

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.41%
Consumer Discretionary - 25.95%
Auto Components - 0.82%
Gentex Corp. (L)	315,800	$9,268,730
Automobiles - 1.06%
Thor Industries, Inc. (L)	370,277	11,959,947
Distributors - 0.67%
LKQ Corp. (I)	283,600	7,540,924
Diversified Consumer Services - 3.65%
Anhanguera Educacional Participacoes SA	415,600	8,903,362
Estacio Participacoes SA	741,100	10,897,493
Weight Watchers International, Inc.	209,520	16,811,885
Xueda Education Group (I)	517,422	4,403,261

		41,016,001
Hotels, Restaurants & Leisure - 3.63%
Domino’s Pizza UK & IRL PLC	1,662,710	10,898,027
Marriott International, Inc., Class A	175,300	6,628,093
MGM China Holdings, Ltd. (I)	1,027,500	2,026,635
MGM Resorts International (I)(L)	805,100	12,132,857
The Cheesecake Factory, Inc. (I)(L)	289,090	9,184,389

		40,870,001
Household Durables - 2.07%
Jarden Corp.	185,268	6,491,791
Tempur-Pedic International, Inc. (I)(L)	259,114	16,852,775

		23,344,566
Internet & Catalog Retail - 3.32%
Netflix, Inc. (I)(L)	46,170	12,502,836
priceline.com, Inc. (I)	26,440	13,621,624
Shutterfly, Inc. (I)(L)	185,643	11,253,679

		37,378,139

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products - 0.94%
Brunswick Corp. (L)	486,510	$10,547,537
Specialty Retail - 5.96%
Abercrombie & Fitch Company, Class A (L)	153,100	11,600,387
Advance Auto Parts, Inc. (L)	151,810	9,427,401
Dick’s Sporting Goods, Inc. (I)	135,263	5,375,352
Express, Inc.	580,761	12,265,672
Ross Stores, Inc. (L)	136,800	11,212,128
SA SA International Holdings, Ltd.	8,876,000	5,390,714
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	209,810	11,745,164

		67,016,818
Textiles, Apparel & Luxury Goods - 3.83%
Coach, Inc.	183,100	11,656,146
Columbia Sportswear Company (L)	142,900	9,374,240
Hanesbrands, Inc. (I)(L)	433,600	13,142,416
Under Armour, Inc., Class A (I)(L)	137,600	8,968,768

		43,141,570

		292,084,233
Consumer Staples - 4.35%
Food & Staples Retailing - 1.27%
The Fresh Market, Inc. (I)	149,200	6,003,808
Whole Foods Market, Inc.	135,359	8,278,556

		14,282,364
Food Products - 3.08%
Green Mountain Coffee Roasters, Inc. (I)(L)	420,452	34,632,631

		48,914,995
Energy - 7.68%
Energy Equipment & Services - 1.68%
Ensco International PLC, ADR (L)	164,600	8,776,472
Tidewater, Inc. (L)	186,500	10,192,225

		18,968,697
Oil, Gas & Consumable Fuels - 6.00%
Alpha Natural Resources, Inc. (I)(L)	200,400	10,979,916
Cabot Oil & Gas Corp. (L)	186,900	10,980,375
Cobalt International Energy, Inc. (I)(L)	171,300	2,465,007
Consol Energy, Inc.	202,840	10,399,607
Karoon Gas Australia, Ltd. (I)	308,387	2,178,223
Pioneer Natural Resources Company (L)	121,000	11,110,220
Southwestern Energy Company (I)	225,500	9,870,135
Ultra Petroleum Corp. (I)(L)	195,600	9,510,072

		67,493,555

		86,462,252
Financials - 2.47%
Capital Markets - 1.71%
Invesco, Ltd.	264,100	6,515,347
LPL Investment Holdings, Inc. (I)	39,600	1,423,224
SEI Investments Company	479,300	11,330,652

		19,269,223
Diversified Financial Services - 0.76%
Great American Group, Inc. (I)	984,000	246,000
Justice Holdings, Ltd. (I)	456,298	7,392,685
The NASDAQ OMX Group, Inc. (I)(L)	35,168	897,487

		8,536,172

		27,805,395
Health Care - 14.69%
Biotechnology - 0.81%
Amylin Pharmaceuticals, Inc. (I)(L)	146,867	2,039,983
Onyx Pharmaceuticals, Inc. (I)(L)	74,500	3,162,525

The accompanying notes are an integral part of the financial statements.	144

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc. (I)(L)	64,700	$3,883,294

		9,085,802
Health Care Equipment & Supplies - 5.85%
Edwards Lifesciences Corp. (I)	262,400	23,282,752
Gen-Probe, Inc. (I)	203,100	16,611,549
HeartWare International, Inc. (I)(L)	72,400	5,274,340
Hologic, Inc. (I)	654,600	14,073,900
Zoll Medical Corp. (I)(L)	107,600	6,543,156

		65,785,697
Health Care Providers & Services - 2.17%
Cardinal Health, Inc.	207,300	9,415,566
Catalyst Health Solutions, Inc. (I)	246,200	15,025,586

		24,441,152
Health Care Technology - 2.10%
Allscripts Healthcare Solutions, Inc. (I)(L)	542,900	10,917,719
SXC Health Solutions Corp. (I)	216,386	12,753,791

		23,671,510
Life Sciences Tools & Services - 2.73%
Parexel International Corp. (I)	277,400	6,982,158
Pharmaceutical Product Development, Inc.	416,400	12,013,140
Waters Corp. (I)	119,200	11,748,352

		30,743,650
Pharmaceuticals - 1.03%
Auxilium Pharmaceuticals, Inc. (I)(L)	245,100	5,487,789
Salix Pharmaceuticals, Ltd. (I)	153,800	6,156,614

		11,644,403

		165,372,214
Industrials - 13.32%
Aerospace & Defense - 0.98%
DigitalGlobe, Inc. (I)	448,600	11,044,532
Air Freight & Logistics - 0.98%
Expeditors International
of Washington, Inc. (L)	208,700	11,023,534
Commercial Services & Supplies - 1.19%
Corrections Corp. of America (I)	299,430	6,886,890
The Geo Group, Inc. (I)(L)	266,900	6,563,071

		13,449,961
Construction & Engineering - 4.13%
Aecom Technology Corp. (I)	550,300	15,777,101
FLS Industries A/S	147,604	12,240,835
Fluor Corp.	103,700	7,148,041
Foster Wheeler AG (I)	328,800	11,264,688

		46,430,665
Machinery - 1.07%
Navistar International Corp. (I)	182,400	12,014,688
Professional Services - 0.75%
Manpower, Inc.	138,700	8,478,731
Road & Rail - 3.23%
Con-way, Inc. (L)	220,000	8,696,600
J.B. Hunt Transport Services, Inc. (L)	213,800	9,802,730
Localiza Rent a Car SA	617,100	10,286,630
Swift Transporation Company (I)	556,156	7,535,914

		36,321,874
Trading Companies & Distributors - 0.99%
United Rentals, Inc. (I)(L)	407,960	11,153,626

		149,917,611

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 25.53%
Communications Equipment - 5.53%
AAC Acoustic Technologies Holdings, Inc.	1,968,000	$5,083,535
Acme Packet, Inc. (I)(L)	156,900	11,875,761
ADTRAN, Inc.	322,000	13,800,920
Aruba Networks, Inc. (I)(L)	361,460	10,272,693
Finisar Corp. (I)(L)	175,468	4,214,741
Polycom, Inc. (I)	295,400	16,958,914

		62,206,564
Electronic Equipment, Instruments & Components - 1.73%
Jabil Circuit, Inc.	625,620	13,500,880
Universal Display Corp. (I)	123,700	5,902,964

		19,403,844
Internet Software & Services - 0.29%
Demand Media, Inc. (I)(L)	216,800	3,297,528
IT Services - 3.52%
Gartner, Inc. (I)	195,229	7,619,788
Genpact, Ltd. (I)	476,900	7,639,938
Teradata Corp. (I)	196,800	10,979,472
The Western Union Company	647,300	13,308,488

		39,547,686
Semiconductors & Semiconductor Equipment - 7.73%
Broadcom Corp., Class A	268,000	9,642,640
Cavium Networks, Inc. (I)(L)	256,300	11,400,224
Cree, Inc. (I)(L)	257,800	11,314,842
Cymer, Inc. (I)	191,832	9,182,998
Cypress Semiconductor Corp. (I)	472,100	11,056,582
NVIDIA Corp. (I)(L)	528,000	10,581,120
NXP Semiconductor NV (I)	295,700	8,436,321
Skyworks Solutions, Inc. (I)(L)	605,400	15,419,538

		87,034,265
Software - 6.73%
BroadSoft, Inc. (I)	192,800	7,623,312
Cadence Design Systems, Inc. (I)(L)	1,189,800	12,718,962
Citrix Systems, Inc. (I)	136,500	11,960,130
Concur Technologies, Inc. (I)(L)	227,200	11,353,184
Fortinet, Inc. (I)(L)	100,200	4,858,698
QLIK Technologies, Inc. (I)	174,100	5,795,789
RealD, Inc. (I)(L)	212,500	5,801,250
SuccessFactors, Inc. (I)(L)	133,900	4,695,873
TIBCO Software, Inc. (I)(L)	390,400	10,966,335

		75,773,533

		287,263,420
Materials - 3.42%
Chemicals - 1.89%
CF Industries Holdings, Inc.	70,600	10,856,868
Methanex Corp.	327,300	10,444,143

		21,301,011
Containers & Packaging - 1.07%
Ball Corp.	303,800	12,003,138
Metals & Mining - 0.46%
Vallar PLC (I)	266,007	5,146,357

		38,450,506

TOTAL COMMON STOCKS (Cost $853,308,285)		$1,096,270,626

The accompanying notes are an integral part of the financial statements.	145

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 21.25%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	23,894,628	$239,139,831

TOTAL SECURITIES LENDING
COLLATERAL (Cost $239,091,949)		$239,139,831

SHORT-TERM INVESTMENTS - 2.74%
Repurchase Agreement - 2.74%
Deutsche Tri-Party Repurchase Agreement
dated 05/31/2011 at 0.140% to be
repurchased at $30,900,120 on 06/01/2011,
collateralized by $31,416,021 Government
National Mortgage Association, 4.000% due
10/15/2040 (valued at $31,518,001
including interest)	$30,900,000	$30,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $30,900,000)		$30,900,000

Total Investments (Mid Cap Stock Fund)
(Cost $1,123,300,234) - 121.40%		$1,366,310,457
Other assets and liabilities, net - (21.40%)		(240,874,206)

TOTAL NET ASSETS - 100.00%		$1,125,436,251

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.39%
Consumer Discretionary - 12.87%
Auto Components - 1.02%
TRW Automotive Holdings Corp. (I) (L)	18,251	$1,037,934
Visteon Corp. (I)	17,071	1,046,282

		2,084,216
Automobiles - 0.62%
Ford Motor Company (I)	85,373	1,273,765
Diversified Consumer Services - 1.35%
Apollo Group, Inc., Class A (I)	12,753	524,276
Capella Education Company (I)	10,375	501,528
Career Education Corp. (I) (L)	25,074	539,091
Corinthian Colleges, Inc. (I) (L)	58,375	225,328
DeVry, Inc.	9,907	533,492
ITT Educational Services, Inc. (I) (L)	6,372	438,266

		2,761,981
Hotels, Restaurants & Leisure - 1.56%
Penn National Gaming, Inc. (I) (L)	50,097	2,028,929
Royal Caribbean Cruises, Ltd. (I) (L)	29,567	1,153,113

		3,182,042
Household Durables - 0.88%
D.R. Horton, Inc. (L)	29,006	353,293
KB Home (L)	13,239	162,575
Lennar Corp., Class A (L)	21,031	399,168
Mohawk Industries, Inc. (I)	13,068	869,283

		1,784,319
Leisure Equipment & Products - 1.71%
Hasbro, Inc.	76,470	3,497,738
Media - 3.18%
DISH Network Corp. (I)	56,102	1,698,769
Liberty Media Corp. - Starz, Series A (I)	11,817	901,283
National CineMedia, Inc.	91,354	1,627,015
Regal Entertainment Group (L)	118,227	1,601,976

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Valassis Communications, Inc. (I) (L)	22,614	$656,484

		6,485,527
Multiline Retail - 1.94%
Macy’s, Inc.	91,671	2,647,458
Nordstrom, Inc.	27,894	1,306,276

		3,953,734
Specialty Retail - 0.61%
Abercrombie & Fitch Company, Class A (L)	16,377	1,240,885

		26,264,207
Consumer Staples - 3.56%
Tobacco - 3.56%
Lorillard, Inc.	63,021	7,265,061
Energy - 10.36%
Energy Equipment & Services - 2.20%
McDermott International, Inc. (I)	67,508	1,432,520
Nabors Industries, Ltd. (I)	77,377	2,158,045
Noble Corp. (L)	21,640	906,067

		4,496,632
Oil, Gas & Consumable Fuels - 8.16%
Alpha Natural Resources, Inc. (I) (L)	19,471	1,066,816
El Paso Corp.	90,742	1,910,119
Enbridge, Inc.	51,935	3,494,706
EQT Corp.	8,729	472,937
Newfield Exploration Company (I)	59,840	4,463,466
QEP Resources, Inc.	37,881	1,647,824
Whiting Petroleum Corp. (I)	53,551	3,593,272

		16,649,140

		21,145,772
Financials - 16.13%
Capital Markets - 1.23%
Artio Global Investors, Inc. (L)	19,817	277,240
Invesco, Ltd.	90,690	2,237,322

		2,514,562
Commercial Banks - 6.83%
CIT Group, Inc. (I)	112,310	4,978,702
Comerica, Inc.	45,006	1,625,167
Cullen/Frost Bankers, Inc. (L)	14,369	836,851
Fifth Third Bancorp	144,101	1,881,959
Huntington Bancshares, Inc.	176,365	1,164,009
KeyCorp	149,441	1,265,765
SunTrust Banks, Inc.	46,786	1,316,090
TCF Financial Corp.	57,712	868,566

		13,937,109
Diversified Financial Services - 0.29%
PICO Holdings, Inc. (I)	20,144	600,896
Insurance - 5.35%
Assurant, Inc.	29,333	1,085,028
Axis Capital Holdings, Ltd.	25,533	841,057
Everest Re Group, Ltd.	14,083	1,252,965
Lincoln National Corp.	80,910	2,374,709
PartnerRe, Ltd.	15,159	1,134,500
Transatlantic Holdings, Inc.	11,759	547,264
XL Group PLC	155,193	3,671,866

		10,907,389
Real Estate Investment Trusts - 2.43%
AvalonBay Communities, Inc. (L)	3,562	473,995
Boston Properties, Inc.	4,954	536,766

The accompanying notes are an integral part of the financial statements.	146

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Equity Residential	11,188	$691,754
Pebblebrook Hotel Trust	16,046	348,840
ProLogis	71,840	1,189,670
Rayonier, Inc. (L)	15,072	1,000,630
Ventas, Inc. (L)	12,507	705,395

		4,947,050

		32,907,006
Health Care - 11.59%
Health Care Providers & Services - 2.87%
CIGNA Corp.	87,861	4,383,385
Universal Health Services, Inc., Class B (L)	27,053	1,474,118

		5,857,503
Life Sciences Tools & Services - 4.19%
Agilent Technologies, Inc. (I)	109,626	5,467,049
Life Technologies Corp. (I)	59,290	3,081,301

		8,548,350
Pharmaceuticals - 4.53%
Hospira, Inc. (I)	19,460	1,075,943
Mylan, Inc. (I) (L)	211,218	4,973,128
Watson Pharmaceuticals, Inc. (I)	49,780	3,203,343

		9,252,414

		23,658,267
Industrials - 15.99%
Aerospace & Defense - 0.91%
Goodrich Corp.	21,194	1,850,024
Airlines - 1.07%
Delta Air Lines, Inc. (I)	87,695	883,966
United Continental Holdings, Inc. (I) (L)	41,856	1,010,822
US Airways Group, Inc. (I) (L)	31,685	288,334

		2,183,122
Building Products - 0.73%
AO Smith Corp. (L)	35,827	1,485,746
Commercial Services & Supplies - 0.22%
Ritchie Brothers Auctioneers, Inc. (L)	16,187	448,704
Construction & Engineering - 2.26%
Chicago Bridge & Iron Co NV	35,621	1,355,735
Fluor Corp.	9,911	683,165
Foster Wheeler AG (I)	25,676	879,660
Jacobs Engineering Group, Inc. (I)	18,128	834,976
KBR, Inc.	22,907	854,889

		4,608,425
Electrical Equipment - 3.50%
Cooper Industries PLC	77,739	4,885,896
Rockwell Automation, Inc. (L)	16,024	1,331,755
The Babcock & Wilcox Company (I)	33,157	930,054

		7,147,705
Machinery - 4.47%
AGCO Corp. (I) (L)	24,976	1,290,510
Eaton Corp.	52,925	2,734,635
Navistar International Corp. (I)	30,880	2,034,066
Parker Hannifin Corp.	14,144	1,256,694
Terex Corp. (I)	35,387	1,049,225
The Manitowoc Company, Inc. (L)	42,508	765,994

		9,131,124
Road & Rail - 2.83%
Con-way, Inc. (L)	28,783	1,137,792
J.B. Hunt Transport Services, Inc. (L)	31,389	1,439,186

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Kansas City Southern (I)	37,659	$2,217,739
Werner Enterprises, Inc. (L)	38,716	970,997

		5,765,714

		32,620,564
Information Technology - 7.63%
Computers & Peripherals - 0.81%
Western Digital Corp. (I)	45,039	1,650,679
Electronic Equipment, Instruments & Components - 0.97%
Avnet, Inc. (I)	54,519	1,973,588
IT Services - 0.44%
Computer Sciences Corp. (L)	22,665	904,107
Semiconductors & Semiconductor Equipment - 2.73%
LSI Corp. (I)	592,643	4,438,896
Microchip Technology, Inc. (L)	28,602	1,130,637

		5,569,533
Software - 2.68%
BMC Software, Inc. (I)	40,700	2,272,281
Check Point
Software Technologies, Ltd. (I) (L)	58,100	3,190,852

		5,463,133

		15,561,040
Materials - 7.85%
Chemicals - 5.19%
Agrium, Inc.	8,996	792,188
Eastman Chemical Company	41,653	4,408,970
Huntsman Corp.	82,718	1,567,506
Lubrizol Corp.	7,605	1,022,873
PPG Industries, Inc.	31,634	2,805,936

		10,597,473
Construction Materials - 0.28%
Cemex SAB de CV, SADR (I) (L)	65,810	566,624
Containers & Packaging - 0.23%
Rock-Tenn Company, Class A	5,943	456,615
Metals & Mining - 1.41%
Cliffs Natural Resources, Inc.	4,978	451,505
Freeport-McMoRan Copper & Gold, Inc.	31,616	1,632,650
Kobe Steel Ltd. SADR	44,179	471,832
Steel Dynamics, Inc.	19,176	327,910

		2,883,897
Paper & Forest Products - 0.74%
Domtar Corp.	14,785	1,515,167

		16,019,776
Telecommunication Services - 2.50%
Diversified Telecommunication Services - 2.16%
CenturyLink, Inc.	54,020	2,333,124
Windstream Corp. (L)	153,909	2,070,076

		4,403,200
Wireless Telecommunication Services - 0.34%
Sprint Nextel Corp. (I)	118,097	690,867

		5,094,067
Utilities - 6.91%
Electric Utilities - 2.67%
Entergy Corp.	19,506	1,329,334
FirstEnergy Corp.	22,789	1,016,845
Pepco Holdings, Inc.	91,754	1,832,327

The accompanying notes are an integral part of the financial statements.	147

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Pinnacle West Capital Corp.	28,255	$1,278,821

		5,457,327
Gas Utilities - 0.21%
Questar Corp.	25,201	436,733
Multi-Utilities - 4.03%
CenterPoint Energy, Inc.	119,064	2,301,507
DTE Energy Company (L)	42,885	2,213,724
Sempra Energy	31,867	1,758,102
Wisconsin Energy Corp.	62,055	1,940,454

		8,213,787

		14,107,847

TOTAL COMMON STOCKS (Cost $132,443,548)		$194,643,607

CONVERTIBLE BONDS - 0.15%
Materials - 0.15%
Cemex SAB de CV
3.750%, 03/15/2018 (S)	$312,000	$312,000

TOTAL CONVERTIBLE BONDS (Cost $312,000)		$312,000

SECURITIES LENDING COLLATERAL - 13.35%
John Hancock Collateral
Investment Trust, 0.2531% (W) (Y)	2,721,410	27,236,141

TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,225,443)		$27,236,141

SHORT-TERM INVESTMENTS - 3.72%
U.S. Government & Agency
Obligations - 3.63%
Federal Home Loan Bank Discount Notes,
0.0101%, 06/01/2011 *	$7,400,000	$7,400,000
Repurchase Agreement - 0.09%
Repurchase Agreement with State Street Corp.
dated 05/31/2011 at 0.010% to be
repurchased at $185,000 on 06/01/2011,
collateralized by $145,000 Federal Home
Loan Mortgage Corp., 6.750% due
03/15/2031 (valued at $191,763,
including interest)	185,000	185,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,585,000)		$7,585,000

Total Investments (Mid Cap Value Equity Fund)
(Cost $167,565,991) - 112.61%		$229,776,748
Other assets and liabilities, net - (12.61%)		(25,731,700)

TOTAL NET ASSETS - 100.00%		$204,045,048

Mid Cap Value Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.99%
Consumer Discretionary - 12.54%
Auto Components - 0.94%
Autoliv, Inc. (L)	4,600	$354,108
Lear Corp.	8,400	426,888
TRW Automotive Holdings Corp. (I)	3,000	170,610

		951,606

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Distributors - 0.68%
Genuine Parts Company	12,542	$687,302
Diversified Consumer Services - 0.39%
H&R Block, Inc. (L)	24,302	393,692
Hotels, Restaurants & Leisure - 1.55%
Darden Restaurants, Inc.	10,903	552,237
Hyatt Hotels Corp., Class A (I)	2,300	102,534
MGM Resorts International (I)	9,500	143,165
Royal Caribbean Cruises, Ltd. (I)	7,285	284,115
Wyndham Worldwide Corp.	13,844	481,910

		1,563,961
Household Durables - 3.78%
D.R. Horton, Inc.	22,930	279,287
Fortune Brands, Inc.	10,974	710,347
Garmin, Ltd. (L)	9,300	316,944
Harman International Industries, Inc.	2,900	139,113
Leggett & Platt, Inc.	11,649	300,894
Lennar Corp., Class A (L)	12,700	241,046
Mohawk Industries, Inc. (I)	4,683	311,513
Newell Rubbermaid, Inc.	23,193	413,067
NVR, Inc. (I) (L)	257	191,722
Pulte Group, Inc. (I)	13,700	115,628
Toll Brothers, Inc. (I)	7,600	165,300
Tupperware Brands Corp.	1,800	117,828
Whirlpool Corp.	6,081	509,588

		3,812,277
Internet & Catalog Retail - 0.82%
Liberty Media Corp. - Interactive, Series A (I)	45,489	828,355
Leisure Equipment & Products - 1.18%
Hasbro, Inc.	9,872	451,545
Mattel, Inc.	27,835	734,705

		1,186,250
Media - 0.78%
Clear Channel Outdoor
Holdings, Inc., Class A (I)	1,200	17,760
Gannett Company, Inc.	19,131	272,808
Lamar Advertising Company, Class A (I)	1,700	49,368
Liberty Global, Inc., Series A (I)	3,200	144,160
Liberty Global, Inc., Series C (I)	3,000	128,490
The Washington Post Company, Class B (L)	430	176,554

		789,140
Multiline Retail - 0.65%
Nordstrom, Inc.	13,900	650,937
Specialty Retail - 1.66%
American Eagle Outfitters, Inc.	14,000	185,640
GameStop Corp., Class A (I) (L)	11,870	332,123
Guess?, Inc.	1,800	82,296
Limited Brands, Inc. (L)	22,024	880,079
Williams-Sonoma, Inc.	4,900	191,835

		1,671,973
Textiles, Apparel & Luxury Goods - 0.11%
PVH Corp.	1,700	112,149

		12,647,642
Consumer Staples - 5.89%
Beverages - 1.81%
Coca-Cola Enterprises, Inc.	26,300	759,807
Constellation Brands, Inc., Class A (I)	14,857	326,260
Dr. Pepper Snapple Group, Inc.	17,900	737,480

		1,823,547

The accompanying notes are an integral part of the financial statements.	148

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 3.61%
Bunge, Ltd.	11,515	$857,292
Dean Foods Company (I)	15,100	209,588
Hormel Foods Corp.	7,926	232,470
McCormick & Company, Inc., Class B	9,625	483,079
Ralcorp Holdings, Inc. (I)	4,386	385,705
Smithfield Foods, Inc. (I)	12,339	258,502
The J.M. Smucker Company	9,501	753,239
Tyson Foods, Inc., Class A	24,198	460,246

		3,640,121
Household Products - 0.47%
Church & Dwight Company, Inc.	5,691	478,613

		5,942,281
Energy - 4.49%
Energy Equipment & Services - 1.41%
Nabors Industries, Ltd. (I)	22,766	634,944
Patterson-UTI Energy, Inc.	12,270	384,419
Rowan Companies, Inc. (I)	10,100	400,465

		1,419,828
Oil, Gas & Consumable Fuels - 3.08%
Cimarex Energy Company	6,817	653,955
EQT Corp.	11,300	612,234
Forest Oil Corp. (I)	3,111	93,019
Kinder Morgan Management LLC (I)	4,375	285,556
Massey Energy Company	4,100	270,600
Newfield Exploration Company (I)	5,327	397,341
Plains Exploration & Production Company (I)	11,171	411,651
Southern Union Company	9,400	285,102
Tesoro Corp. (I)	3,976	97,014

		3,106,472

		4,526,300
Financials - 29.12%
Capital Markets - 1.20%
Federated Investors, Inc., Class B (L)	7,700	197,351
Jefferies Group, Inc.	11,000	243,540
Legg Mason, Inc.	11,500	389,160
LPL Investment Holdings, Inc. (I)	2,300	82,662
Raymond James Financial, Inc.	8,300	296,642

		1,209,355
Commercial Banks - 4.69%
BOK Financial Corp.	2,214	117,364
CIT Group, Inc. (I)	15,200	673,816
City National Corp.	3,900	219,687
Comerica, Inc.	14,092	508,862
Commerce Bancshares, Inc.	5,873	251,247
Cullen/Frost Bankers, Inc.	4,400	256,256
First Horizon National Corp.	20,985	220,552
Huntington Bancshares, Inc.	68,826	454,252
KeyCorp	75,773	641,797
Marshall & Ilsley Corp.	41,516	332,128
Regions Financial Corp.	100,267	707,885
Zions Bancorporation (L)	14,732	351,064

		4,734,910
Consumer Finance - 0.71%
SLM Corp.	42,046	716,464
Diversified Financial Services - 1.61%
Leucadia National Corp.	8,300	294,318
Moody’s Corp.	8,200	327,262
NYSE Euronext	20,800	757,328

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
The NASDAQ OMX Group, Inc. (I) (L)	9,800	$250,096

		1,629,004
Insurance - 8.54%
American Financial Group, Inc.	6,200	220,472
Arch Capital Group, Ltd. (I)	10,700	360,911
Assurant, Inc.	7,953	294,181
Assured Guaranty, Ltd.	12,895	219,473
Axis Capital Holdings, Ltd.	8,872	292,244
Cincinnati Financial Corp.	12,355	375,839
Everest Re Group, Ltd.	4,379	389,600
Fidelity National Financial, Inc., Class A	16,900	270,062
Genworth Financial, Inc., Class A (I)	39,061	433,968
HCC Insurance Holdings, Inc.	9,173	303,535
Lincoln National Corp.	25,206	739,796
Markel Corp. (I)	705	291,637
Old Republic International Corp.	20,399	253,560
PartnerRe, Ltd.	5,125	383,555
Reinsurance Group of America, Inc.	5,828	370,253
RenaissanceRe Holdings, Ltd.	4,260	306,550
Torchmark Corp.	6,232	413,182
Transatlantic Holdings, Inc.	5,000	232,700
Unum Group	24,654	648,647
Validus Holdings, Ltd.	5,054	162,890
W.R. Berkley Corp.	9,537	315,770
White Mountains Insurance Group, Ltd.	528	216,216
Willis Group Holdings PLC	12,950	537,425
XL Group PLC	24,839	587,691

		8,620,157
Real Estate Investment Trusts - 10.91%
Alexandria Real Estate Equities, Inc.	4,800	396,192
AMB Property Corp.	13,482	498,699
AvalonBay Communities, Inc. (L)	6,856	912,328
Chimera Investment Corp. (L)	83,500	326,485
Digital Realty Trust, Inc. (L)	4,709	293,700
Duke Realty Corp.	20,100	302,304
Federal Realty Investment Trust	3,200	280,320
Health Care REIT, Inc.	13,736	730,618
Hospitality Properties Trust	9,855	243,221
Host Hotels & Resorts, Inc.	27,100	476,418
Kimco Realty Corp.	32,388	631,890
Liberty Property Trust	9,178	330,959
Nationwide Health Properties, Inc.	10,102	442,468
Piedmont Office Realty Trust, Inc., Class A	13,800	283,728
Plum Creek Timber Company, Inc. (L)	12,876	521,736
ProLogis	45,462	752,851
Rayonier, Inc.	6,436	427,286
Realty Income Corp. (L)	10,000	351,400
Regency Centers Corp.	6,533	302,543
SL Green Realty Corp.	6,283	565,533
The Macerich Company	10,389	564,850
UDR, Inc.	14,565	379,564
Ventas, Inc.	13,048	735,907
Weingarten Realty Investors	9,475	252,225

		11,003,225
Real Estate Management & Development - 0.18%
Jones Lang LaSalle, Inc.	1,200	116,580
The St. Joe Company (I)	2,800	60,830

		177,410
Thrifts & Mortgage Finance - 1.28%
Hudson City Bancorp, Inc.	37,800	345,114
New York Community Bancorp, Inc. (L)	34,311	555,838

The accompanying notes are an integral part of the financial statements.	149

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
People’s United Financial, Inc.	28,879	$385,535

		1,286,487

		29,377,012
Health Care - 5.92%
Biotechnology - 0.47%
Cephalon, Inc. (I) (L)	6,000	478,140
Health Care Equipment & Supplies - 1.73%
Alere, Inc. (I)	6,402	256,080
Beckman Coulter, Inc.	5,700	473,613
CareFusion Corp. (I)	9,200	266,616
Hologic, Inc. (I)	20,830	447,845
Kinetic Concepts, Inc. (I)	5,148	305,482

		1,749,636
Health Care Providers & Services - 2.47%
Community Health Systems, Inc. (I)	4,800	137,472
Coventry Health Care, Inc. (I)	11,900	418,642
Humana, Inc. (I)	13,444	1,082,645
Lincare Holdings, Inc.	5,300	160,696
Omnicare, Inc. (L)	9,594	301,635
Universal Health Services, Inc., Class B	7,162	390,257

		2,491,347
Life Sciences Tools & Services - 0.32%
Charles River
Laboratories International, Inc. (I)	1,874	72,486
Pharmaceutical Product Development, Inc.	8,700	250,995

		323,481
Pharmaceuticals - 0.93%
Endo Pharmaceuticals Holdings, Inc. (I)	4,700	195,661
Warner Chilcott PLC, Class A	4,000	96,440
Watson Pharmaceuticals, Inc. (I)	10,000	643,500

		935,601

		5,978,205
Industrials - 9.82%
Aerospace & Defense - 1.06%
Alliant Techsystems, Inc.	2,700	193,131
Goodrich Corp.	10,020	874,646

		1,067,777
Airlines - 0.63%
United Continental Holdings, Inc. (I) (L)	26,300	635,145
Building Products - 0.49%
Masco Corp.	18,665	265,976
Owens Corning, Inc. (I)	6,100	233,020

		498,996
Commercial Services & Supplies - 1.42%
Avery Dennison Corp.	8,200	347,188
Cintas Corp.	10,447	343,184
Pitney Bowes, Inc.	16,295	389,288
R.R. Donnelley & Sons Company	16,493	351,961

		1,431,621
Construction & Engineering - 1.30%
Aecom Technology Corp. (I)	8,481	243,150
KBR, Inc.	12,085	451,012
Quanta Services, Inc. (I)	16,800	331,800
URS Corp. (I)	6,413	282,557

		1,308,519
Electrical Equipment - 1.09%
Cooper Industries PLC	13,080	822,078

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Hubbell, Inc., Class B	4,300	$284,488

		1,106,566
Machinery - 2.56%
Dover Corp.	14,920	1,003,072
Harsco Corp.	6,700	224,517
Pall Corp.	4,766	267,373
Pentair, Inc.	7,822	316,635
SPX Corp.	2,047	169,717
Terex Corp. (I)	8,700	257,955
Timken Company	6,600	340,692

		2,579,961
Professional Services - 0.83%
Equifax, Inc.	9,749	368,415
Manpower, Inc.	3,236	197,817
Towers Watson & Company, Class A	4,300	272,835

		839,067
Road & Rail - 0.44%
Hertz Global Holdings, Inc. (I)	13,400	216,410
Ryder Systems, Inc.	4,101	225,555

		441,965

		9,909,617
Information Technology - 10.37%
Communications Equipment - 0.88%
Brocade Communications Systems, Inc. (I)	37,600	250,792
Harris Corp. (L)	10,200	504,288
Tellabs, Inc.	29,013	132,589

		887,669
Computers & Peripherals - 1.57%
Lexmark International, Inc., Class A (I)	6,492	193,332
SanDisk Corp. (I)	9,400	446,688
Seagate Technology PLC	36,162	607,522
Western Digital Corp. (I)	9,235	338,463

		1,586,005
Electronic Equipment, Instruments & Components - 1.92%
Arrow Electronics, Inc. (I)	9,141	407,963
Avnet, Inc. (I)	6,106	221,037
Flextronics International, Ltd. (I)	60,600	438,744
Ingram Micro, Inc., Class A (I)	12,986	246,864
Jabil Circuit, Inc.	15,681	338,396
Molex, Inc.	5,142	140,737
Molex, Inc., Class A	6,179	141,128

		1,934,869
Internet Software & Services - 0.31%
AOL, Inc. (I) (L)	2,958	60,846
IAC/InterActiveCorp (I)	6,710	246,794

		307,640
IT Services - 1.47%
Broadridge Financial Solutions, Inc.	10,000	228,800
Computer Sciences Corp. (L)	12,378	493,758
Lender Processing Services, Inc.	3,800	101,004
SAIC, Inc. (I) (L)	23,698	416,137
Total Systems Services, Inc.	13,100	243,660

		1,483,359
Semiconductors & Semiconductor Equipment - 3.90%
KLA-Tencor Corp.	13,307	573,532
Lam Research Corp. (I)	6,433	302,319
LSI Corp. (I)	49,100	367,759
Maxim Integrated Products, Inc.	23,602	643,155

The accompanying notes are an integral part of the financial statements.	150

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
MEMC Electronic Materials, Inc. (I)	18,400	$193,568
Microchip Technology, Inc. (L)	15,034	594,294
Micron Technology, Inc. (I)	71,511	729,412
National Semiconductor Corp.	6,695	164,228
Xilinx, Inc.	10,395	370,894

		3,939,161
Software - 0.32%
Synopsys, Inc. (I)	11,900	325,346

		10,464,049
Materials - 7.93%
Chemicals - 3.43%
Airgas, Inc.	6,423	443,701
Albemarle Corp.	6,849	485,183
Ashland, Inc.	6,183	422,546
Eastman Chemical Company	5,598	592,548
FMC Corp.	3,783	319,096
Huntsman Corp.	15,300	289,935
International Flavors & Fragrances, Inc.	6,402	410,112
The Scotts Miracle-Gro Company, Class A	3,700	213,490
Valspar Corp.	7,400	284,678

		3,461,289
Construction Materials - 0.72%
Martin Marietta Materials, Inc. (L)	3,592	307,691
Vulcan Materials Company (L)	10,263	415,549

		723,240
Containers & Packaging - 1.63%
Bemis Company, Inc.	8,524	282,315
Greif, Inc., Class A	1,830	121,000
Owens-Illinois, Inc. (I)	13,060	419,487
Rock-Tenn Company, Class A	2,800	215,124
Sealed Air Corp.	12,704	326,239
Sonoco Products Company	8,005	283,537

		1,647,702
Metals & Mining - 1.70%
Allegheny Technologies, Inc.	2,800	187,600
Cliffs Natural Resources, Inc.	5,446	493,952
Reliance Steel & Aluminum Company	6,028	310,502
Steel Dynamics, Inc.	8,300	141,930
Titanium Metals Corp.	2,600	48,698
United States Steel Corp.	11,463	528,559

		1,711,241
Paper & Forest Products - 0.45%
MeadWestvaco Corp.	13,380	455,188

		7,998,660
Telecommunication Services - 1.46%
Diversified Telecommunication Services - 1.23%
Frontier Communications Corp. (L)	79,202	700,938
Windstream Corp. (L)	40,054	538,726

		1,239,664
Wireless Telecommunication Services - 0.23%
Telephone & Data Systems, Inc.	3,600	117,720
Telephone & Data Systems, Inc. -
Special Shares	2,179	62,102
United States Cellular Corp. (I)	1,033	51,030

		230,852

		1,470,516

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 11.45%
Electric Utilities - 1.81%
DPL, Inc.	9,457	$285,318
Northeast Utilities	14,093	496,637
NV Energy, Inc.	18,800	296,476
Pepco Holdings, Inc.	17,960	358,661
Pinnacle West Capital Corp.	8,657	391,816

		1,828,908
Gas Utilities - 1.87%
AGL Resources, Inc.	6,433	264,461
Energen Corp.	5,672	353,195
National Fuel Gas Company	5,610	404,144
ONEOK, Inc.	8,056	572,701
UGI Corp.	8,876	290,955

		1,885,456
Independent Power Producers & Energy Traders - 1.30%
Calpine Corp. (I)	16,100	254,219
Constellation Energy Group, Inc.	15,182	564,467
NRG Energy, Inc. (I)	19,718	488,218

		1,306,904
Multi-Utilities - 5.80%
Alliant Energy Corp.	8,850	364,001
Ameren Corp.	19,200	570,432
CenterPoint Energy, Inc.	32,219	622,793
CMS Energy Corp.	20,222	403,227
DTE Energy Company	13,504	697,069
Integrys Energy Group, Inc.	6,400	334,976
MDU Resources Group, Inc.	14,800	349,724
NiSource, Inc. (L)	22,252	451,716
NSTAR	8,255	380,060
OGE Energy Corp.	7,753	395,946
SCANA Corp. (L)	9,659	392,832
TECO Energy, Inc.	16,252	312,038
Wisconsin Energy Corp.	18,590	581,309

		5,856,123
Water Utilities - 0.67%
American Water Works Company, Inc.	14,011	420,470
Aqua America, Inc.	11,400	259,578

		680,048

		11,557,439

TOTAL COMMON STOCKS (Cost $90,802,862)		$99,871,721

SECURITIES LENDING COLLATERAL - 7.68%
John Hancock Collateral
Investment Trust, 0.2531% (W) (Y)	773,840	7,744,664

TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,744,022)		$7,744,664

SHORT-TERM INVESTMENTS - 1.17%
Money Market Funds - 0.98%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, Institutional
Class, 0.050% (Y)	$988,925	$988,925
AIM Short-Term Investment Trust, STIC
Prime Portfolio, Institutional
Class., 0.070% (Y)	259	259

		989,184

The accompanying notes are an integral part of the financial statements.	151

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government & Agency
Obligations - 0.19%
U.S. Treasury Bill, 0.055%, 07/07/2011 *	$195,000	$194,989

TOTAL SHORT-TERM INVESTMENTS (Cost $1,184,173)		$1,184,173

Total Investments (Mid Cap Value Index Fund)
(Cost $99,731,057) - 107.84%		$108,800,558
Other assets and liabilities, net - (7.84%)		(7,913,640)

TOTAL NET ASSETS - 100.00%		$100,886,918

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.88%
Consumer Discretionary - 13.65%
Auto Components - 1.40%
BorgWarner, Inc. (I) (L)	50,900	$3,690,759
Visteon Corp. (I)	42,200	2,586,438
Visteon Corp. (I) (S)	19,000	1,164,510

		7,441,707
Diversified Consumer Services - 2.98%
Career Education Corp. (I) (L)	224,300	4,822,450
H&R Block, Inc. (L)	212,100	3,436,020
Strayer Education, Inc. (L)	13,600	1,634,448
Weight Watchers International, Inc.	74,200	5,953,808

		15,846,726
Hotels, Restaurants & Leisure - 1.01%
International Game Technology	310,900	5,359,916
Household Durables - 1.29%
Fortune Brands, Inc.	96,700	6,259,391
Pulte Group, Inc. (I) (L)	69,500	586,580

		6,845,971
Internet & Catalog Retail - 0.80%
Liberty Media Corp. - Interactive, Series A (I)	232,000	4,224,720
Leisure Equipment & Products - 1.50%
Mattel, Inc.	232,600	6,139,477
Sankyo Company, Ltd.	33,900	1,803,001

		7,942,478
Media - 3.37%
DISH Network Corp. (I)	173,200	5,244,496
Liberty Media Corp. - Starz, Series A (I)	45,100	3,439,777
Meredith Corp. (L)	137,700	4,352,697
Scholastic Corp. (L)	127,200	3,464,928
The Washington Post Company, Class B (L)	3,400	1,396,006

		17,897,904
Specialty Retail - 1.30%
CarMax, Inc. (I) (L)	65,000	1,927,900
The Gap, Inc. (L)	256,300	4,972,220

		6,900,120

		72,459,542
Consumer Staples - 7.61%
Beverages - 0.40%
Brown Forman Corp., Class B (L)	29,500	2,138,160
Food & Staples Retailing - 2.09%
Sysco Corp. (L)	106,800	3,440,028

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
The Kroger Company	307,200	$7,624,704

		11,064,732
Food Products - 3.18%
Campbell Soup Company (L)	112,500	3,909,375
Flowers Foods, Inc. (L)	76,200	2,539,746
McCormick & Company, Inc., Class B (L)	76,900	3,859,611
Sara Lee Corp.	116,100	2,269,755
The Hershey Company	38,800	2,162,324
Tootsie Roll Industries, Inc. (L)	73,062	2,143,639

		16,884,450
Household Products - 0.64%
Clorox Company (L)	48,500	3,418,280
Personal Products - 1.30%
Avon Products, Inc.	157,700	4,685,267
The Estee Lauder Companies, Inc., Class A	21,500	2,203,965

		6,889,232

		40,394,854
Energy - 9.26%
Energy Equipment & Services - 1.20%
Exterran Holdings, Inc. (I) (L)	185,200	3,991,060
Weatherford International, Ltd. (I)	120,300	2,378,331

		6,369,391
Oil, Gas & Consumable Fuels - 8.06%
Arch Coal, Inc.	90,506	2,705,224
El Paso Corp.	350,900	7,386,445
EQT Corp.	157,600	8,538,768
Hess Corp.	53,800	4,251,814
Marathon Oil Corp.	179,100	9,701,847
Murphy Oil Corp.	17,100	1,178,019
Nexen, Inc.	377,700	8,724,870
Quicksilver Resources, Inc. (I)	21,600	308,664

		42,795,651

		49,165,042
Financials - 21.94%
Capital Markets - 5.29%
Apollo Global Management LLC	3,700	66,674
E*TRADE Financial Corp. (I)	381,310	6,028,511
Federated Investors, Inc., Class B (L)	97,300	2,493,799
Greenhill & Company, Inc. (L)	78,500	4,369,310
Janus Capital Group, Inc. (L)	373,700	3,860,321
Legg Mason, Inc.	57,800	1,955,952
Northern Trust Corp.	190,400	9,289,616

		28,064,183
Commercial Banks - 2.93%
CIT Group, Inc. (I)	147,400	6,534,242
Commerce Bancshares, Inc. (L)	36,075	1,543,289
First Horizon National Corp. (L)	297,458	3,126,284
First Republic Bank/San Francisco CA (I)	6,200	199,950
Westamerica Bancorp. (L)	82,400	4,144,720

		15,548,485
Consumer Finance - 1.02%
Discover Financial Services	227,300	5,418,832
Insurance - 6.55%
Assured Guaranty, Ltd. (L)	73,800	1,256,076
Axis Capital Holdings, Ltd.	54,300	1,788,642
Fidelity National Financial, Inc., Class A	333,500	5,329,330
First American Financial Corp.	333,300	5,359,464
Marsh & McLennan Companies, Inc.	251,500	7,713,505

The accompanying notes are an integral part of the financial statements.	152

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
OneBeacon Insurance Group, Ltd.	71,600	$1,074,000
The Allstate Corp.	71,600	2,246,808
The Progressive Corp.	183,800	3,979,270
Unitrin, Inc.	46,700	1,393,061
White Mountains Insurance Group, Ltd.	11,300	4,627,350

		34,767,506
Real Estate Investment Trusts - 4.39%
Cousins Properties, Inc. (L)	190,748	1,672,860
Federal Realty Investment Trust	5,700	499,320
General Growth Properties, Inc.	161,447	2,660,647
Kimco Realty Corp.	153,600	2,996,736
ProLogis	212,100	3,512,376
SL Green Realty Corp. (L)	27,800	2,502,278
Weingarten Realty Investors (L)	83,400	2,220,108
Weyerhaeuser Company	335,797	7,233,067

		23,297,392
Real Estate Management & Development - 0.79%
Forest City Enterprises, Inc., Class A (I) (L)	102,100	1,957,257
The St. Joe Company (I) (L)	104,300	2,266,439

		4,223,696
Thrifts & Mortgage Finance - 0.97%
BankUnited, Inc.	30,700	870,652
Capitol Federal Financial, Inc.	244,512	2,921,918
MGIC Investment Corp. (I)	167,800	1,352,468

		5,145,038

		116,465,132
Health Care - 6.42%
Biotechnology - 1.66%
Cephalon, Inc. (I) (L)	110,900	8,837,621
Health Care Equipment & Supplies - 1.14%
Beckman Coulter, Inc.	43,000	3,572,870
Zimmer Holdings, Inc. (I)	36,500	2,473,240

		6,046,110
Health Care Providers & Services - 3.14%
Cardinal Health, Inc.	47,200	2,143,824
Healthsouth Corp. (I) (L)	257,500	7,228,025
Kindred Healthcare, Inc. (I)	64,400	1,580,376
Quest Diagnostics, Inc.	29,100	1,700,022
Select Medical Holdings Corp. (I)	210,600	2,000,700
Tenet Healthcare Corp. (I) (L)	315,300	2,011,614

		16,664,561
Life Sciences Tools & Services - 0.25%
Charles River
Laboratories International, Inc. (I)	34,300	1,326,724
Pharmaceuticals - 0.23%
Forest Laboratories, Inc. (I)	34,100	1,228,282

		34,103,298
Industrials - 8.79%
Aerospace & Defense - 1.78%
Raytheon Company	73,200	3,687,816
Textron, Inc. (L)	252,700	5,781,776

		9,469,592
Airlines - 2.03%
Delta Air Lines, Inc. (I)	216,400	2,181,312
Southwest Airlines Company	726,200	8,590,946

		10,772,258

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies - 0.94%
Cintas Corp. (L)	151,900	$4,989,915
Electrical Equipment - 0.18%
The Babcock & Wilcox Company (I)	34,400	964,920
Machinery - 0.74%
WABCO Holdings, Inc. (I)	57,300	3,927,915
Professional Services - 1.80%
Equifax, Inc.	20,700	782,253
Manpower, Inc.	90,900	5,556,717
Verisk Analytics, Inc., Class A (I)	94,500	3,217,725

		9,556,695
Road & Rail - 0.66%
Hertz Global Holdings, Inc. (I)	215,100	3,473,865
Trading Companies & Distributors - 0.66%
Air Lease Corp. (I) (L)	123,500	3,519,750

		46,674,910
Information Technology - 7.15%
Communications Equipment - 1.42%
Harris Corp. (L)	60,400	2,986,176
Motorola Mobility Holdings, Inc. (I)	180,000	4,525,200

		7,511,376
Electronic Equipment, Instruments & Components - 2.55%
AVX Corp.	135,200	2,126,696
Molex, Inc., Class A	209,200	4,778,128
TE Connectivity, Ltd.	180,600	6,651,498

		13,556,322
IT Services - 2.07%
Automatic Data Processing, Inc.	6,300	347,193
Computer Sciences Corp. (L)	82,900	3,306,881
CoreLogic, Inc. (I)	99,500	1,801,945
Lender Processing Services, Inc.	43,200	1,148,256
Paychex, Inc.	92,200	2,978,060
SAIC, Inc. (I) (L)	81,500	1,431,140

		11,013,475
Semiconductors & Semiconductor Equipment - 0.69%
ASML Holding NV -New York
Registered Shares (L)	46,700	1,821,767
National Semiconductor Corp.	40,200	986,106
Novellus Systems, Inc. (I)	24,200	877,734

		3,685,607
Software - 0.42%
Electronic Arts, Inc. (I) (L)	90,600	2,211,546

		37,978,326
Materials - 6.12%
Chemicals - 2.06%
International Flavors & Fragrances, Inc. (L)	70,000	4,484,200
Nalco Holding Company (L)	226,500	6,464,310

		10,948,510
Construction Materials - 0.61%
Vulcan Materials Company (L)	79,500	3,218,955
Containers & Packaging - 1.15%
Temple-Inland, Inc.	256,000	6,077,440
Metals & Mining - 2.10%
Agnico Eagle Mines, Ltd.	39,500	2,555,650
Franco-Nevada Corp.	112,200	4,321,932
United States Steel Corp. (L)	93,000	4,288,230

		11,165,812

The accompanying notes are an integral part of the financial statements.	153

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 0.20%
Domtar Corp.	10,333	$1,058,926

		32,469,643
Telecommunication Services - 1.17%
Diversified Telecommunication Services - 0.25%
Hellenic Telecommunications
Organization SA, SADR	269,200	1,335,232
Wireless Telecommunication Services - 0.92%
Telephone & Data Systems, Inc. (L)	33,800	1,105,260
Telephone & Data Systems, Inc. -
Special Shares	131,900	3,759,150

		4,864,410

		6,199,642
Utilities - 8.77%
Electric Utilities - 3.91%
American Electric Power Company, Inc.	51,400	1,963,480
Duke Energy Corp. (L)	111,900	2,098,125
FirstEnergy Corp.	184,254	8,221,413
Pepco Holdings, Inc.	85,300	1,703,441
Pinnacle West Capital Corp.	15,100	683,426
PPL Corp. (L)	215,600	6,077,764

		20,747,649
Independent Power Producers & Energy Traders - 3.66%
Calpine Corp. (I) (L)	295,400	4,664,366
Constellation Energy Group, Inc.	124,900	4,643,782
GenOn Energy, Inc. (I)	1,750,384	6,984,032
NRG Energy, Inc. (I)	128,400	3,179,184

		19,471,364
Multi-Utilities - 1.20%
NiSource, Inc. (L)	288,400	5,854,520
TECO Energy, Inc.	26,800	514,560

		6,369,080

		46,588,093

TOTAL COMMON STOCKS (Cost $374,203,813)		$482,498,482

PREFERRED SECURITIES - 0.23%
Financials - 0.14%
Insurance - 0.14%
Assured Guaranty, Ltd., 8.500%	10,250	715,860
Utilities - 0.09%
Electric Utilities - 0.09%
PPL Corp., 9.500% (L)	8,300	479,076

TOTAL PREFERRED SECURITIES (Cost $978,205)		$1,194,936

CONVERTIBLE BONDS - 1.02%
Financials - 0.13%
Janus Capital Group, Inc.
3.250%, 07/15/2014	$402,000	$449,738
MGIC Investment Corp.
5.000%, 05/01/2017	232,000	240,120

		689,858
Industrials - 0.28%
Textron, Inc., Series TXT
4.500%, 05/01/2013	832,000	1,501,760

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Telecommunication Services - 0.61%
Alcatel-Lucent USA, Inc.
2.875%, 06/15/2025	$3,250,000	$3,213,438

TOTAL CONVERTIBLE BONDS (Cost $4,557,283)		$5,405,056

SECURITIES LENDING COLLATERAL - 23.27%
John Hancock Collateral
Investment Trust, 0.2531% (W) (Y)	12,342,761	123,527,587

TOTAL SECURITIES LENDING
COLLATERAL (Cost $123,514,599)		$123,527,587

SHORT-TERM INVESTMENTS - 7.73%
Money Market Funds - 7.73%
State Street Institutional US Government
Money Market Fund, 0.0009% (Y)	$1,050,651	$1,050,651
T. Rowe Price Reserve Fund, 0.1438% (Y)	40,001,106	40,001,106

		41,051,757

TOTAL SHORT-TERM INVESTMENTS (Cost $41,051,757)		$41,051,757

Total Investments (Mid Value Fund)
(Cost $544,305,657) - 123.13%		$653,677,818
Other assets and liabilities, net - (23.13%)		(122,788,465)

TOTAL NET ASSETS - 100.00%		$530,889,353

Mutual Shares Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.16%
Consumer Discretionary - 7.88%
Automobiles - 1.25%
Daimler AG	34,736	$2,453,156
General Motors Company (I)	72,630	2,310,360

		4,763,516
Hotels, Restaurants & Leisure - 0.07%
Thomas Cook Group PLC	113,639	282,191
Leisure Equipment & Products - 0.70%
Mattel, Inc.	101,105	2,668,666
Media - 5.86%
British Sky Broadcasting Group PLC	250,184	3,426,695
News Corp., Class A	232,067	4,256,109
Time Warner Cable, Inc.	63,916	4,935,594
Time Warner, Inc.	130,198	4,743,113
Viacom, Inc., Class B	48,970	2,468,578
Virgin Media, Inc. (L)	76,898	2,508,413

		22,338,502

		30,052,875
Consumer Staples - 22.70%
Beverages - 3.76%
Coca-Cola Enterprises, Inc.	74,811	2,161,290
Dr. Pepper Snapple Group, Inc.	87,187	3,592,104
PepsiCo, Inc.	41,293	2,936,758
Pernod-Ricard SA	55,850	5,661,355

		14,351,507
Food & Staples Retailing - 5.02%
Carrefour SA (I)	38,209	1,695,353
CVS Caremark Corp.	273,553	10,583,766

The accompanying notes are an integral part of the financial statements.	154

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
The Kroger Company	186,709	$4,634,117
Wal-Mart Stores, Inc.	40,309	2,225,863

		19,139,099
Food Products - 5.02%
General Mills, Inc.	85,865	3,414,851
Kraft Foods, Inc., Class A	247,883	8,668,469
Nestle SA	109,710	7,047,010

		19,130,330
Tobacco - 8.90%
Altria Group, Inc.	245,907	6,900,150
British American Tobacco PLC	232,958	10,470,270
Imperial Tobacco Group PLC	204,631	7,336,370
Japan Tobacco, Inc.	253	978,561
Lorillard, Inc.	18,089	2,085,300
Philip Morris International, Inc.	45,528	3,266,634
Reynolds American, Inc.	72,341	2,877,725

		33,915,010

		86,535,946
Energy - 6.88%
Energy Equipment & Services - 2.16%
Exterran Holdings, Inc. (I)	49,222	1,060,734
Pride International, Inc. (I)	58,012	2,361,088
Transocean, Ltd.	69,188	4,795,420

		8,217,242
Oil, Gas & Consumable Fuels - 4.72%
Marathon Oil Corp.	158,633	8,593,150
Murphy Oil Corp.	27,660	1,905,497
Royal Dutch Shell PLC	157,058	5,598,567
The Williams Companies, Inc.	60,918	1,912,216

		18,009,430

		26,226,672
Financials - 13.47%
Capital Markets - 1.84%
Morgan Stanley	177,876	4,297,484
UBS AG Swiss Exchange (I)	141,451	2,718,267

		7,015,751
Commercial Banks - 4.00%
Barclays PLC	760,070	3,473,235
CIT Group, Inc. (I)	31,784	1,408,985
Intesa Sanpaolo SpA	373,002	971,741
PNC Financial Services Group, Inc.	70,702	4,413,219
Wells Fargo & Company	176,101	4,995,985

		15,263,165
Diversified Financial Services - 2.10%
Bank of America Corp.	308,400	3,623,700
Deutsche Boerse AG	29,779	2,354,442
NYSE Euronext	55,278	2,012,672

		7,990,814
Insurance - 4.19%
ACE, Ltd.	62,989	4,334,903
American International Group, Inc. (I)(L)	96,030	2,736,855
MetLife, Inc.	41,410	1,826,181
Old Republic International Corp.	61,129	759,833
White Mountains Insurance Group, Ltd.	9,814	4,018,833
Zurich Financial Services AG (I)	8,588	2,299,790

		15,976,395

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 1.16%
Weyerhaeuser Company	205,750	$4,431,855
Real Estate Management & Development - 0.18%
Forestar Group, Inc. (I)	37,350	680,891

		51,358,871
Health Care - 14.84%
Biotechnology - 1.51%
Amgen, Inc. (I)(L)	76,025	4,602,554
Cephalon, Inc. (I)(L)	14,460	1,152,317

		5,754,871
Health Care Equipment & Supplies - 2.23%
Boston Scientific Corp. (I)	311,298	2,235,120
Medtronic, Inc.	111,710	4,546,597
Zimmer Holdings, Inc. (I)	24,955	1,690,951

		8,472,668
Health Care Providers & Services - 4.30%
Community Health Systems, Inc. (I)	99,543	2,850,912
Coventry Health Care, Inc. (I)	43,972	1,546,935
Tenet Healthcare Corp. (I)	535,415	3,415,948
UnitedHealth Group, Inc.	175,381	8,584,900

		16,398,695
Pharmaceuticals - 6.80%
Eli Lilly & Company (L)	164,379	6,325,304
Merck & Company, Inc.	195,660	7,190,505
Novartis AG	49,559	3,204,925
Pfizer, Inc.	362,223	7,769,683
Teva Pharmaceutical Industries, Ltd., SADR	28,310	1,440,979

		25,931,396

		56,557,630
Industrials - 5.04%
Aerospace & Defense - 0.21%
Huntington Ingalls Industries, Inc. (I)	22,025	805,454
Air Freight & Logistics - 0.58%
PostNL	89,554	940,546
TNT Express NV (I)	89,554	1,269,311

		2,209,857
Building Products - 0.95%
Owens Corning, Inc. (I)	94,610	3,614,102
Electrical Equipment - 0.35%
Alstom SA (L)	21,234	1,318,153
Industrial Conglomerates - 1.08%
Koninklijke Philips Electronics NV	67,250	1,867,436
Orkla ASA	240,791	2,252,657

		4,120,093
Machinery - 0.59%
Stanley Black & Decker, Inc.	30,591	2,260,063
Marine - 1.28%
A P Moller Maersk A/S, Series A	506	4,886,982

		19,214,704
Information Technology - 8.80%
Communications Equipment - 1.15%
Cisco Systems, Inc.	174,980	2,939,664
Motorola Solutions, Inc. (I)	29,926	1,432,558

		4,372,222
Computers & Peripherals - 1.14%
Hewlett-Packard Company	116,266	4,346,023

The accompanying notes are an integral part of the financial statements.	155

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.78%
TE Connectivity, Ltd.	80,933	$2,980,762
Office Electronics - 1.68%
Xerox Corp.	625,993	6,391,389
Semiconductors & Semiconductor Equipment - 1.06%
LSI Corp. (I)	539,994	4,044,555
Software - 2.99%
Microsoft Corp.	287,217	7,183,297
Nintendo Company, Ltd.	8,000	1,865,850
Symantec Corp. (I)	120,613	2,357,984

		11,407,131

		33,542,082
Materials - 5.17%
Chemicals - 1.37%
Linde AG	30,850	5,218,384
Metals & Mining - 1.27%
ThyssenKrupp AG	101,780	4,847,650
Paper & Forest Products - 2.53%
Domtar Corp.	18,224	1,867,596
International Paper Company	163,009	5,089,141
MeadWestvaco Corp.	78,846	2,682,341

		9,639,078

		19,705,112
Telecommunication Services - 2.64%
Diversified Telecommunication Services - 1.01%
Telefonica SA	158,218	3,844,610
Wireless Telecommunication Services - 1.63%
Vodafone Group PLC	2,235,634	6,224,230

		10,068,840
Utilities - 3.74%
Electric Utilities - 2.27%
E.ON AG	134,508	3,816,560
Entergy Corp.	21,994	1,498,891
Exelon Corp.	79,969	3,346,703

		8,662,154
Independent Power Producers & Energy Traders - 0.83%
NRG Energy, Inc. (I)	127,708	3,162,050
Multi-Utilities - 0.64%
GDF Suez (L)	65,826	2,425,465

		14,249,669

TOTAL COMMON STOCKS (Cost $305,877,782)		$347,512,401

CORPORATE BONDS - 0.20%
Consumer Discretionary - 0.10%
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016	$408,000	$383,520
Energy - 0.10%
OPTI Canada, Inc.
9.000%, 12/15/2012 (S)	191,000	191,955
9.750%, 08/15/2013 (S)	206,000	207,288

		399,243

TOTAL CORPORATE BONDS (Cost $782,220)		$782,763

TERM LOANS (M) - 0.29%
Consumer Discretionary - 0.29%
Clear Channel Communications, Inc.
3.841%, 01/28/2016	406,000	354,855

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Clear Channel Communications, Inc. (continued)
3.861%, 01/29/2016	$361,000	$313,318
3.861%, 01/29/2016	242,000	211,515
3.861%, 01/28/2016	268,963	234,670

TOTAL TERM LOANS (Cost $1,109,083)		$1,114,358

RIGHTS - 0.06%
Financials - 0.02%
Intesa Sanpaolo SpA (Expiration Date:
06/10/2011, Strike Price: EUR 1.369) (I)	373,002	$65,971
Health Care - 0.04%
Sanofi-Aventis SA (Expiration Date:
12/31/2020, Strike Price: $2.38) (I)	61,231	146,954

TOTAL RIGHTS (Cost $135,933)		$212,925

SECURITIES LENDING COLLATERAL - 3.85%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	1,466,696	14,678,837

TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,677,036)		$14,678,837

COMMERCIAL PAPER - 6.82%
U.S. Government & Agency
Obligations - 6.82%
Federal Home Loan Bank Discount Notes,
0.0101%, 06/01/2011 *	$11,000,000	$11,000,000
U.S. Treasury Bills, 0.1000%, 09/22/2011 *	5,000,000	4,999,060
U.S. Treasury Bills, 0.1250%, 08/25/2011 *	5,000,000	4,999,410
U.S. Treasury Bills, 0.1475%, 08/04/2011 *	5,000,000	4,999,690

		25,998,160

TOTAL COMMERCIAL PAPER (Cost $25,995,643)		$25,998,160

Total Investments (Mutual Shares Fund)
(Cost $348,577,697) - 102.38%		$390,299,444
Other assets and liabilities, net - (2.38%)		(9,072,711)

TOTAL NET ASSETS - 100.00%		$381,226,733

Optimized Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.16%
Consumer Discretionary - 15.50%
Hotels, Restaurants & Leisure - 3.01%
Carnival Corp.	316,835	$12,296,366
Household Durables - 1.52%
Lennar Corp., Class A	326,865	6,203,898
Media - 2.77%
Comcast Corp., Class A	225,068	5,680,716
Omnicom Group, Inc.	120,511	5,636,299

		11,317,015
Multiline Retail - 1.43%
Target Corp.	118,290	5,858,904
Specialty Retail - 5.81%
Home Depot, Inc.	408,205	14,809,677
Lowe’s Companies, Inc.	371,893	8,977,497

		23,787,174

The accompanying notes are an integral part of the financial statements.	156

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.96%
The Timberland Company, Class A (I)	120,935	$3,950,946

		63,414,303
Consumer Staples - 11.82%
Beverages - 5.58%
Diageo PLC, ADR	187,429	15,948,334
PepsiCo, Inc.	96,854	6,888,256

		22,836,590
Food & Staples Retailing - 3.21%
Safeway, Inc.	271,285	6,700,740
Walgreen Company	147,481	6,434,596

		13,135,336
Household Products - 1.95%
Clorox Company	59,929	4,223,796
The Procter & Gamble Company	55,768	3,736,456

		7,960,252
Tobacco - 1.08%
Philip Morris International, Inc.	61,633	4,422,168

		48,354,346
Energy - 9.87%
Oil, Gas & Consumable Fuels - 9.87%
Chevron Corp.	98,650	10,349,372
ConocoPhillips	138,270	10,124,129
Exxon Mobil Corp.	108,485	9,055,243
Occidental Petroleum Corp.	100,641	10,854,132

		40,382,876

		40,382,876
Financials - 23.64%
Capital Markets - 4.39%
Northern Trust Corp.	119,083	5,810,060
State Street Corp.	173,928	7,960,685
The Goldman Sachs Group, Inc.	29,570	4,161,386

		17,932,131
Commercial Banks - 3.97%
U.S. Bancorp	312,606	8,002,714
Wells Fargo & Company	290,597	8,244,237

		16,246,951
Diversified Financial Services - 11.39%
Bank of America Corp.	1,100,202	12,927,374
JPMorgan Chase & Company	349,578	15,115,753
Moody’s Corp.	464,755	18,548,372

		46,591,499
Insurance - 3.89%
Prudential Financial, Inc.	162,158	10,342,437
Stewart Information Services Corp.	532,894	5,579,400

		15,921,837

		96,692,418
Health Care - 18.12%
Biotechnology - 3.47%
Amgen, Inc. (I)	234,572	14,200,989
Health Care Equipment & Supplies - 1.93%
Medtronic, Inc.	193,412	7,871,868
Health Care Providers & Services - 4.33%
AmSurg Corp. (I)	174,391	4,518,471
WellPoint, Inc.	168,680	13,185,716

		17,704,187

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 8.39%
Merck & Company, Inc.	283,727	$10,426,967
Novartis AG, ADR	173,159	11,172,219
Pfizer, Inc.	593,251	12,725,234

		34,324,420

		74,101,464
Industrials - 9.34%
Aerospace & Defense - 1.17%
The Boeing Company	61,141	4,770,832
Air Freight & Logistics - 2.34%
FedEx Corp.	102,080	9,558,771
Commercial Services & Supplies - 4.03%
Avery Dennison Corp.	292,668	12,391,563
Cintas Corp.	124,417	4,087,098

		16,478,661
Industrial Conglomerates - 1.80%
General Electric Company	375,549	7,375,782

		38,184,046
Information Technology - 7.87%
Communications Equipment - 3.20%
QUALCOMM, Inc.	207,715	12,170,022
Tellabs, Inc.	202,967	927,559

		13,097,581
Computers & Peripherals - 0.96%
Dell, Inc. (I)	243,015	3,907,681
IT Services - 1.10%
Automatic Data Processing, Inc.	81,843	4,510,368
Software - 2.61%
Nintendo Company, Ltd., Unsponsored ADR	145,943	4,217,753
Oracle Corp.	188,017	6,433,942

		10,651,695

		32,167,325
Utilities - 1.00%
Electric Utilities - 1.00%
Entergy Corp.	59,758	4,072,507

TOTAL COMMON STOCKS (Cost $365,170,090)		$397,369,285

SHORT-TERM INVESTMENTS - 4.30%
U.S. Government & Agency
Obligations - 4.30%
Federal Home Loan Bank Discount Notes,
0.0101%, 06/01/2011 *	$17,600,000	$17,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $17,600,000)		$17,600,000

Total Investments (Optimized Value Fund)
(Cost $382,770,090) - 101.46%		$414,969,285
Other assets and liabilities, net - (1.46%)		(5,968,428)

TOTAL NET ASSETS - 100.00%		$409,000,857

The accompanying notes are an integral part of the financial statements.	157

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.99%
Consumer Discretionary - 3.56%
Hotels, Restaurants & Leisure - 3.56%
Marriott International, Inc., Class A	213,473	$8,071,414
Starwood Hotels & Resorts Worldwide, Inc.	93,000	5,671,140

		13,742,554

		13,742,554
Financials - 90.43%
Real Estate Investment Trusts - 89.50%
Diversified REIT’s - 5.87%
Vornado Realty Trust (L)	176,874	17,400,864
Washington Real Estate Investment Trust	153,900	5,314,167

		22,715,031
Industrial REIT’s - 6.40%
AMB Property Corp. (L)	298,800	11,052,612
DCT Industrial Trust, Inc. (L)	305,300	1,727,998
EastGroup Properties, Inc.	86,300	4,048,333
ProLogis	419,400	6,945,264
Terreno Realty Corp.	55,800	951,390

		24,725,597
Mortgage REIT’s - 0.58%
Starwood Property Trust, Inc.	102,400	2,226,176
Office REIT’s - 16.35%
Alexandria Real Estate Equities, Inc. (L)	53,000	4,374,620
BioMed Realty Trust, Inc.	255,400	5,233,146
Boston Properties, Inc.	138,550	15,011,893
Douglas Emmett, Inc. (L)	405,400	8,533,670
Highwoods Properties, Inc. (L)	144,200	5,202,736
Kilroy Realty Corp. (L)	260,400	10,798,788
SL Green Realty Corp. (L)	156,100	14,050,561

		63,205,414
Residential REIT’s - 19.00%
AvalonBay Communities, Inc. (L)	127,016	16,902,019
BRE Properties, Inc.	223,540	11,405,011
Camden Property Trust	185,400	11,917,512
Equity Residential	332,750	20,573,933
Essex Property Trust, Inc. (L)	75,400	10,375,794
Post Properties, Inc.	54,200	2,281,820

		73,456,089
Retail REIT’s - 30.13%
CBL & Associates Properties, Inc. (L)	263,814	5,075,781
Equity One, Inc. (L)	246,700	4,837,787
Federal Realty Investment Trust	156,380	13,698,888
General Growth Properties, Inc.	573,094	9,444,589
Kimco Realty Corp.	552,300	10,775,373
Regency Centers Corp. (L)	203,050	9,403,246
Simon Property Group, Inc.	320,751	37,867,863
Taubman Centers, Inc. (L)	127,400	7,716,618
The Macerich Company (L)	264,212	14,365,206
Weingarten Realty Investors (L)	124,300	3,308,866

		116,494,217
Specialized REIT’s - 11.17%
Healthcare Realty Trust, Inc. (L)	341,800	7,526,436
Host Hotels & Resorts, Inc. (L)	717,062	12,605,950
Plum Creek Timber Company, Inc. (L)	136,000	5,510,720
Public Storage (L)	148,400	17,561,656

		43,204,762

		346,027,286

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 0.93%
Forest City Enterprises, Inc., Class A (I)	188,141	$3,606,663

		349,633,949

TOTAL COMMON STOCKS (Cost $197,707,228)		$363,376,503

SECURITIES LENDING COLLATERAL - 17.26%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	6,670,247	66,756,501

TOTAL SECURITIES LENDING
COLLATERAL (Cost $66,733,770)		$66,756,501

SHORT-TERM INVESTMENTS - 6.00%
Money Market Funds - 6.00%
State Street Institutional US Government
Money Market Fund, 0.0009%	$615,700	$615,700
T. Rowe Price Prime Reserve
Fund, 0.1438% (Y)	22,579,179	22,579,179

		23,194,879

TOTAL SHORT-TERM INVESTMENTS (Cost $23,194,879)		$23,194,879

Total Investments (Real Estate Equity Fund)
(Cost $287,635,877) - 117.25%		$453,327,883
Other assets and liabilities, net - (17.25%)		(66,705,089)

TOTAL NET ASSETS - 100.00%		$386,622,794

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.44%
Financials - 96.07%
Real Estate Investment Trusts - 95.15%
Diversified REIT’s - 2.87%
American Assets Trust, Inc.	165,700	$3,714,994
Colonial Properties Trust (L)	341,050	7,196,155
PS Business Parks, Inc. (L)	53,150	3,055,594

		13,966,743
Industrial REIT’s - 6.63%
AMB Property Corp. (L)	215,350	7,965,797
DuPont Fabros Technology, Inc. (L)	129,600	3,387,744
ProLogis (L)	1,267,410	20,988,310

		32,341,851
Office REIT’s - 20.17%
Alexandria Real Estate Equities, Inc.	142,250	11,741,315
Boston Properties, Inc. (L)	353,314	38,281,572
Brandywine Realty Trust (L)	749,950	9,569,362
Douglas Emmett, Inc. (L)	374,450	7,882,173
Duke Realty Corp. (L)	543,250	8,170,480
Mack-Cali Realty Corp.	188,600	6,668,896
SL Green Realty Corp. (L)	177,800	16,003,778

		98,317,576
Real Estate Operating Companies - 0.35%
Hudson Pacific Properties, Inc.	105,650	1,695,683
Residential REIT’s - 17.69%
AvalonBay Communities, Inc. (L)	185,899	24,737,580
BRE Properties, Inc.	297,770	15,192,225
Camden Property Trust (L)	250,050	16,073,214
Education Realty Trust, Inc.	166,700	1,450,290

The accompanying notes are an integral part of the financial statements.	158

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Residential REIT’s (continued)
Equity Lifestyle Properties, Inc.	128,400	$7,543,500
Equity Residential	166,903	10,319,612
Post Properties, Inc.	259,350	10,918,635

		86,235,056
Retail REIT’s - 24.93%
Federal Realty Investment Trust (L)	165,300	14,480,280
General Growth Properties, Inc.	512,463	8,445,390
Glimcher Realty Trust (L)	127,050	1,300,992
Kimco Realty Corp. (L)	888,500	17,334,635
Ramco-Gershenson Properties Trust (L)	249,976	3,284,685
Simon Property Group, Inc. (L)	420,897	49,691,100
Tanger Factory Outlet Centers, Inc. (L)	414,200	11,373,932
Taubman Centers, Inc. (L)	257,750	15,611,918

		121,522,932
Specialized REIT’s - 22.51%
Chesapeake Lodging Trust	183,450	3,265,410
Cogdell Spencer, Inc.	57,000	342,000
Entertainment Properties Trust (L)	103,711	5,038,280
Extra Space Storage, Inc.	463,300	10,081,408
HCP, Inc. (L)	536,487	20,354,317
Health Care REIT, Inc.	44,300	2,356,317
Host Hotels & Resorts, Inc. (L)	1,088,756	19,140,330
LTC Properties, Inc.	206,350	6,091,452
Pebblebrook Hotel Trust	337,550	7,338,337
Public Storage	138,126	16,345,831
Sabra Healthcare, Inc.	53,300	927,953
Senior Housing Properties Trust (L)	463,723	11,198,910
Strategic Hotels & Resorts, Inc. (I)	863,750	5,778,488
Sunstone Hotel Investors, Inc. (I)	141,450	1,438,547

		109,697,580

		463,777,421
Real Estate Management & Development - 0.92%
Brookfield Properties Corp. (L)	227,450	4,473,942

		468,251,363
Health Care - 2.37%
Health Care Providers & Services - 2.37%
Brookdale Senior Living, Inc. (I)	446,850	11,533,195

TOTAL COMMON STOCKS (Cost $359,041,773)		$479,784,558

RIGHTS - 0.00%
Financials - 0.00%
Brookfield Office Properties, Inc. (Expiration
Date: 06/10/2011, Strike
Price: $10.00) (I)(L)	227,450	5,914

TOTAL RIGHTS (Cost $22,745)		$5,914

SECURITIES LENDING COLLATERAL - 22.18%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	10,801,661	108,104,106

TOTAL SECURITIES LENDING
COLLATERAL (Cost $108,090,904)		$108,104,106

Real Estate Securities Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS - 1.33%
Repurchase Agreement - 1.33%
Repurchase Agreement with State Street Corp.
dated 05/31/2011 at 0.010% to be
repurchased at $6,466,002 on 06/01/2011,
collateralized by $4,990,000 Federal Home
Loan Mortgage Corp., 6.750% due
03/15/2031 (valued at $6,599,275,
including interest)		$6,466,000	$6,466,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,466,000)			$6,466,000

Total Investments (Real Estate Securities Fund)
(Cost $473,621,422) - 121.95%			$594,360,578
Other assets and liabilities, net - (21.95%)			(106,963,601)

TOTAL NET ASSETS - 100.00%			$487,396,977

Real Return Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 82.81%
U.S. Government - 82.30%
Treasury Inflation Protected Securities
0.625%, 04/15/2013 (F)		$29,593,760	$30,742,827
1.125%, 01/15/2021		11,744,145	12,137,762
1.375%, 07/15/2018		20,305,012	21,962,733
1.375%, 01/15/2020 (F)		30,062,337	32,105,644
1.625%, 01/15/2015 to 01/15/2018		23,793,371	25,955,870
1.750%, 01/15/2028		21,221,623	22,113,589
1.875%, 07/15/2013 to 07/15/2019		67,197,304	72,510,227
2.000%, 01/15/2014 to 01/15/2016		52,357,147	57,282,844
2.000%, 01/15/2026 (F)		29,827,340	32,481,496
2.125%, 02/15/2040 to 02/15/2041		13,385,392	14,393,454
2.375%, 01/15/2017 to 01/15/2027		84,873,395	96,736,170
2.500%, 07/15/2016 to 01/15/2029		38,158,977	44,052,699
2.625%, 07/15/2017		19,509,628	22,693,658
3.000%, 07/15/2012 (F)		85,736,538	90,398,462
3.375%, 01/15/2012 to 04/15/2032		38,502,060	42,522,375
3.625%, 04/15/2028		29,867,965	39,243,698
3.875%, 04/15/2029		56,095,959	76,636,729

			733,970,237
U.S. Government Agency - 0.51%
FDIC Structured Sale Guaranteed Notes
Zero Coupon 10/25/2011 (S)		4,500,000	4,492,935
Federal National Mortgage Association
1.507%, 10/01/2044 (P)		56,869	56,806

			4,549,741

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $727,414,716)			$738,519,978

FOREIGN GOVERNMENT
OBLIGATIONS - 5.35%
Australia - 1.81%
Commonwealth of Australia
3.000%, 09/20/2025	AUD	13,400,000	16,089,460
Canada - 0.35%
Government of Canada
2.750%, 09/01/2016	CAD	3,000,000	3,148,760

The accompanying notes are an integral part of the financial statements.	159

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy - 3.19%
Republic of Italy
2.100%, 09/15/2016 to 09/15/2021	EUR	13,621,464	$19,039,059
2.350%, 09/15/2019		3,174,000	4,553,542
2.426%, 10/15/2017 (P)		2,400,000	3,350,569
2.600%, 09/15/2023		1,091,160	1,541,552

			28,484,722

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $44,293,961)			$47,722,942

CORPORATE BONDS - 23.11%
Consumer Discretionary - 0.75%
EchoStar DBS Corp.
6.375%, 10/01/2011		$1,708,000	1,731,485
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)		1,000,000	1,028,132
Macy’s Retail Holdings, Inc.
7.450%, 07/15/2017		1,000,000	1,210,000
Pearson Dollar Finance PLC
5.700%, 06/01/2014 (S)		2,500,000	2,752,838

			6,722,455
Energy - 1.78%
Gaz Capital SA
7.343%, 04/11/2013 (S)		300,000	329,250
8.146%, 04/11/2018 (S)		400,000	477,000
Gazprom Via Gaz Capital SA
5.092%, 11/29/2015 (S)		200,000	209,612
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)		9,300,000	9,806,850
Petrobras International Finance Company
3.875%, 01/27/2016		4,300,000	4,400,414
Petroleos Mexicanos
6.500%, 06/02/2041 (S)		700,000	699,998

			15,923,124
Financials - 17.60%
Ally Financial, Inc.
5.375%, 06/06/2011		4,200,000	4,200,000
6.875%, 09/15/2011		500,000	505,000
American Express Bank FSB
0.321%, 05/29/2012 (P)		5,900,000	5,884,875
0.350%, 06/12/2012 (P)		700,000	698,293
American Express Centurion Bank
0.350%, 06/12/2012		5,100,000	5,087,561
American International Group, Inc.
0.386%, 10/18/2011 (P)		1,200,000	1,195,758
5.850%, 01/16/2018		2,800,000	2,980,866
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		1,500,000	1,650,000
Bank of America Corp.
0.908%, 06/11/2012 (P)	GBP	3,600,000	5,874,177
Barclays Bank PLC
6.050%, 12/04/2017 (S)		$5,200,000	5,605,834
Barclays Bank PLC (7.434% to
12/15/2017, then 3 month
LIBOR + 3.170%)
12/15/2017 (Q)(S)		600,000	621,750
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		1,300,000	1,310,860
Countrywide Financial Corp, Series MTN
0.708%, 05/07/2012 (P)		6,700,000	6,696,938

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Countrywide Financial Corp.
5.800%, 06/07/2012		$3,400,000	$3,560,521
FCE Bank PLC
7.125%, 01/16/2012	EUR	200,000	294,871
Ford Motor Credit Company LLC
7.250%, 10/25/2011		$6,350,000	6,474,822
7.800%, 06/01/2012		450,000	473,369
GMAC Canada, Ltd.
6.000%, 05/23/2012	EUR	2,000,000	2,935,763
HBOS PLC
6.750%, 05/21/2018 (S)		$1,000,000	1,009,234
ICICI Bank, Ltd.
2.008%, 02/24/2014 (P)(S)		1,000,000	993,572
ING Bank NV
0.913%, 01/13/2012 (P)(S)		10,800,000	10,821,697
1.596%, 10/18/2013 (P)(S)		400,000	403,009
JPMorgan Chase & Company, Series 1
1.091%, 10/12/2015 (P)	EUR	4,900,000	6,692,556
LeasePlan Corp. NV
3.000%, 05/07/2012 (S)		$1,800,000	1,842,512
Lehman Brothers Holdings, Inc.
5.125%, 06/27/2014 (H)	EUR	850,000	293,576
6.200%, 09/26/2014 (H)		$300,000	79,500
6.875%, 05/02/2018 (H)		1,200,000	321,000
7.000%, 09/27/2027 (H)		300,000	78,000
Merrill Lynch & Company, Inc.
1.359%, 08/09/2013 (P)	EUR	2,100,000	2,963,015
1.457%, 09/27/2012 (P)		1,500,000	2,111,437
Morgan Stanley
0.726%, 10/18/2016 (P)		$400,000	374,178
1.760%, 03/01/2013 (P)	EUR	12,900,000	18,321,190
Mystic Re, Ltd.
10.311%, 06/07/2011 (P)(S)		$1,500,000	1,500,000
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		1,700,000	1,833,069
Pacific Life Global Funding
5.150%, 04/15/2013 (S)		600,000	638,087
Pricoa Global Funding I
0.439%, 06/26/2012 (P)(S)		7,600,000	7,558,344
Santander US Debt SA Unipersonal
1.107%, 03/30/2012 (P)(S)		12,000,000	12,000,228
SLM Corp.
4.258%, 02/01/2014 (P)		13,000	13,051
5.050%, 11/14/2014		1,000,000	1,033,737
5.375%, 05/15/2014		4,000,000	4,192,152
Swedbank AB
2.800%, 02/10/2012 (S)		7,200,000	7,326,619
The Goldman Sachs Group, Inc.
1.711%, 01/30/2017 (P)	EUR	1,000,000	1,342,134
The Royal Bank of Scotland Group PLC
2.679%, 08/23/2013 (P)		$8,200,000	8,419,448
4.875%, 03/16/2015		4,200,000	4,413,864
TransCapitalInvest, Ltd.
7.700%, 08/07/2013 (S)		1,300,000	1,451,610
UBS AG/Stamford CT
1.359%, 02/23/2012 (P)		1,355,000	1,364,764
Vita Capital III, Ltd.
1.425%, 01/01/2012 (P)(S)		500,000	495,800
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)		900,000	988,875

			156,927,516

The accompanying notes are an integral part of the financial statements.	160

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care - 0.65%
Cardinal Health, Inc.
6.000%, 06/15/2017		$95,000	$107,606
HCA, Inc.
7.250%, 09/15/2020		5,200,000	5,668,000

			5,775,606
Industrials - 1.02%
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,084,877
International Lease Finance Corp.
5.350%, 03/01/2012		4,300,000	4,407,500
6.500%, 09/01/2014 (S)		700,000	752,500
6.625%, 11/15/2013		600,000	633,000
6.750%, 09/01/2016 (S)		700,000	759,500
7.125%, 09/01/2018 (S)		1,300,000	1,423,500

			9,060,877
Information Technology - 0.39%
NXP BV/NXP Funding LLC
4.077%, 10/15/2013 (P)	EUR	2,405,045	3,443,794
Materials - 0.60%
Cemex SAB de CV
5.301%, 09/30/2015 (P)(S)		$4,300,000	4,251,625
RPM International, Inc.
6.500%, 02/15/2018		1,000,000	1,096,869

			5,348,494
Telecommunication Services - 0.32%
TDC A/S
3.500%, 02/23/2015	EUR	2,000,000	2,903,038

TOTAL CORPORATE BONDS (Cost $197,713,982)			$206,104,904

MUNICIPAL BONDS - 0.20%
New Jersey - 0.06%
Tobacco Settlement Financing Corp. of
New Jersey
5.000%, 06/01/2041		900,000	573,363
Ohio - 0.06%
Buckeye Tobacco Settlement Financing
Authority
6.000%, 06/01/2042		800,000	556,856
West Virginia - 0.08%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047		950,000	670,320

TOTAL MUNICIPAL BONDS (Cost $2,472,761)			$1,800,539

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.29%
Commercial & Residential - 9.60%
Arran Residential
Mortgages Funding PLC
Series 2010-1A, Class A1B,
2.620%, 05/16/2047 (P)(S)	EUR	438,479	631,638
Series 2011-1A, Class A2B,
2.874%, 11/19/2047 (P)(S)		3,900,000	5,618,898
Banc of America
Commercial Mortgage, Inc.
Series 2007-3 A2FL,
0.374%, 06/10/2049 (P)(S)		$137,361	132,432
Series 2006-5, Class A4,
5.414%, 09/10/2047		500,000	542,385
Series 2007-3 A2,
5.624%, 06/10/2049 (P)		137,361	141,459

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Funding Corp.,
Series 2006-A, Class 1A1
2.791%, 02/20/2036 (P)	$4,827,135	$4,481,710
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.948%, 11/15/2015 (P)(S)	3,032,804	2,854,676
Banc of America Mortgage
Securities, Inc., Series 2005-A,
Class 2A2
2.880%, 02/25/2035 (P)	710,603	630,815
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A1,
2.340%, 08/25/2035 (P)	314,339	298,348
Series 2005-5, Class A2,
2.400%, 08/25/2035 (P)	547,349	510,397
Series 2003-3, Class 3A2,
2.611%, 05/25/2033 (P)	120,931	120,090
Series 2005-2, Class A1,
2.710%, 03/25/2035 (P)	987,188	933,378
Series 2005-2, Class A2,
2.731%, 03/25/2035 (P)	300,983	284,824
Bear Stearns Commercial Mortgage
Securities, Series 2006-BBA7,
Class A2
0.358%, 03/15/2019 (P)(S)	5,800,000	5,642,569
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 3A1
5.500%, 04/25/2037	973,991	872,646
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.698%, 12/10/2049 (P)	183,000	202,990
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3,
2.100%, 08/25/2035 (P)	87,558	81,105
Series 2005-6, Class A1,
2.370%, 08/25/2035 (P)	390,208	374,199
Series 2005-6, Class A2,
2.450%, 08/25/2035 (P)	407,431	356,348
Series 2005-11, Class 1A1,
2.660%, 12/25/2035 (P)	70,852	63,487
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD5,
Class A4
5.886%, 11/15/2044 (P)	500,000	554,940
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2004-HYB5,
Class 2A1
3.046%, 04/20/2035 (P)	2,634,274	2,495,719
Credit Suisse Mortgage Capital
Certificates, Series 2007-C3, Class A4
5.716%, 06/15/2039 (P)	750,000	814,883
CS First Boston Mortgage
Securities Corp., Series 2004-AR3,
Class 2A
2.498%, 04/25/2034 (P)	7,349,692	6,953,161
Granite Master Issuer PLC
Series 2006-3, Class A3,
0.236%, 12/20/2054 (P)	1,028,110	992,201
Series 2006-4, Class A6,
0.286%, 12/20/2054 (P)	200,821	193,808
GSR Mortgage Loan TrusT,
Series 2005-AR7, Class 2A1
2.752%, 11/25/2035 (P)	4,065,904	3,790,740

The accompanying notes are an integral part of the financial statements.	161

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Harborview Mortgage Loan Trust,
Series 2004-1, Class 2A
2.732%, 04/19/2034 (P)		$8,766,547	$8,449,137
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.677%, 10/15/2054 (P)(S)	EUR	4,700,000	6,789,280
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		$800,000	862,677
Series 2006-CB17, Class A4,
5.429%, 12/12/2043		620,000	678,772
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.978%, 07/25/2035 (P)		764,742	739,059
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3
5.866%, 09/15/2045 (P)		200,000	220,899
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.594%, 03/25/2036 (P)		756,750	257,989
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A10, Class A
0.404%, 02/25/2036 (P)		8,894,493	6,483,899
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-9,
Class A4
5.700%, 09/12/2049		400,000	435,711
Morgan Stanley Capital I,
Series 2007-IQ15, Class A4
5.879%, 06/11/2049 (P)		1,160,000	1,280,719
Morgan Stanley Mortgage Loan Trust,
Series 2005-4, Class 5A3
5.500%, 08/25/2035		1,524,869	1,496,165
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.820%, 05/25/2036 (P)		1,700,000	1,385,320
RBSCF Trust, Series 2009-RR2,
Class WBA
5.899%, 02/16/2051 (P)(S)		3,300,000	3,651,329
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.374%, 06/25/2046 (P)		1,262,554	492,270
Structured Asset Mortgage
Investments, Inc., Series 2005-AR5,
Class A3
0.447%, 07/19/2035 (P)		6,505,760	5,928,049
Swan, Series 2010-1, Class A
6.122%, 04/25/2041 (P)	AUD	2,165,823	2,276,632
Thornburg Mortgage Securities Trust,
Series 2007-2 ,Class A2A
0.324%, 06/25/2037 (P)		$762,844	749,290
Wachovia Bank
Commercial Mortgage Trust
Series 2006-C23, Class A4,
5.418%, 01/15/2045 (P)		870,000	951,416
Series 2006-C28, Class A4,
5.572%, 10/15/2048		500,000	546,375
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1
3.063%, 03/25/2037 (P)		1,065,419	914,943

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036		$811,507	$468,497
U.S. Government Agency - 2.69%
Federal Home Loan Mortgage Corp.
Series 3397, Class FC,
0.798%, 12/15/2037 (P)		7,246,465	7,263,548
Series 2979, Class MB,
5.500%, 11/15/2018		622,389	643,275
Federal National Mortgage Association
Series 2007-63, Class FC,
0.544%, 07/25/2037 (P)		7,119,008	7,073,623
Series 2006-30, Class KF,
0.634%, 05/25/2036 (P)		7,219,764	7,195,100
Series 2007-4, Class DF,
0.639%, 02/25/2037 (P)		1,625,275	1,608,145
Series 2003-34, Class A1,
6.000%, 04/25/2043		16,759	18,377
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		25,662	28,233
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		153,891	168,804

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $105,243,229)			$109,627,379

ASSET BACKED SECURITIES - 4.04%
AMMC CDO, Series 2005-5A,
Class A1A
0.544%, 08/08/2017 (P)(S)		2,091,627	2,032,035
ARES CLO Funds, Series 2006-6RA,
Class A1B
0.537%, 03/12/2018 (P)(S)		1,484,006	1,443,806
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.394%, 10/25/2035 (P)		248,087	227,807
Babson CLO Ltd./Cayman Islands,
Series 2004-2A, Class A2A
0.581%, 11/15/2016 (P)(S)		650,433	634,172
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.948%, 08/15/2018 (P)(S)		4,800,000	5,090,352
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		806,422	472,008
Duane Street CLC, Series 2005-1A,
Class A2
0.518%, 11/08/2017 (P)(S)		485,188	469,536
First Franklin Mortgage Loan Asset
Backed Certificates, Series 2006-FF15,
Class A3
0.244%, 11/25/2036 (P)		208,668	207,396
Harvest CLO SA, Series IX, Class A1
2.003%, 03/29/2017 (P)	EUR	302,076	393,419
Katonah, Ltd., Series 6A, Class A1A
0.629%, 09/20/2016 (P)(S)		$1,614,511	1,584,090
Magnolia Funding, Ltd.
Series 2010-1A, Class A,
1.835%, 04/11/2021 (P)	EUR	650,639	884,783
Series 2010-1A, Class A1,
3.000%, 04/20/2017 (S)(P)		662,387	951,413

The accompanying notes are an integral part of the financial statements.	162

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
MBNA Credit Card Master Note Trust,
Series 2002-A2, Class A
5.600%, 07/17/2014		$3,700,000	$5,424,532
Race Point CLO, Series 2A, Class A1
0.811%, 05/15/2015 (P)(S)		$326,690	323,266
SLM Student Loan Trust, Series 2008-9,
Class A
1.774%, 04/25/2023 (P)		14,867,220	15,351,658
Wood Street CLO BV, Series II-A,
Class A1
1.763%, 03/29/2021 (P)(S)	EUR	394,198	520,266

TOTAL ASSET BACKED SECURITIES (Cost $35,321,315)			$36,010,539

PREFERRED SECURITIES - 0.06%
Financials - 0.06%
Wells Fargo & Company,
Series L, 7.500%		500	$542,500

TOTAL PREFERRED SECURITIES (Cost $500,000)			$542,500

OPTIONS PURCHASED - 0.04%
Puts - 0.01%
Over the Counter USD Purchased
Options (Expiration Date: 11/19/2012;
Strike Price : $2.00; Counterparty:
Goldman Sachs Capital
Markets LP) (I)		12,600,000	32,688
Calls - 0.03%
Over the Counter USD Purchased
Options (Expiration Date: 04/30/2012;
Strike Price : $1.25; Counterparty:
Goldman Sachs Capital
Markets LP) (I)		19,400,000	102,195
Over the Counter USD Purchased
Options (Expiration Date: 04/30/2012;
Strike Price : $1.25; Counterparty: The
Royal Bank of Scotland PLC) (I)		33,600,000	176,998

			279,193

TOTAL OPTIONS PURCHASED (Cost $206,065)			$311,881

SHORT-TERM INVESTMENTS - 0.33%
Repurchase Agreement - 0.29%
Credit Suisse Tri-Party Repurchase
Agreement dated 05/31/2011 at
0.110% to be repurchased at
$1,200,004 on 06/01/2011,
collateralized by $1,219,000
U.S. Treasury Notes, 0.625% due
06/30/2012 (valued at $1,227,511,
including interest)		$1,200,000	$1,200,000
Repurchase Agreement with State
Street Corp. dated 05/31/2011 at
0.010% to be repurchased at
$1,409,000 on 06/01/2011,
collateralized by $1,355,000 Federal
National Mortgage Association,
4.375% due 09/15/2012 (valued at
$1,437,994, including interest)		1,409,000	1,409,000

			2,609,000

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT - 0.04%
U.S. Treasury Bill, 0.157%, 09/15/2011 *	$330,000	$329,876

TOTAL SHORT-TERM INVESTMENTS (Cost $2,938,876)		$2,938,876

Total Investments (Real Return Bond Fund)
(Cost $1,116,104,905) - 128.23%		$1,143,579,538
Other assets and liabilities, net - (28.23%)		(251,743,364)

TOTAL NET ASSETS - 100.00%		$891,836,174

Retirement 2010 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 8.01%
John Hancock Funds II (G) - 8.01%
Index 500, Class NAV (John Hancock) (2)(A)	191,512	$1,911,283
International Equity Index, Class NAV (SSgA)	34,258	640,291
Fixed Income - 92.00%
John Hancock Funds II (G) - 92.00%
Total Bond Market,
Class NAV (Declaration) (A)	2,815,211	29,306,347
Total investments (Retirement 2010 Portfolio)
(Cost $31,306,958) - 100.01%		$31,857,921
Other assets and liabilities, net - (0.01%)		(4,066)

TOTAL NET ASSETS - 100.00%		$31,853,855

Retirement 2015 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 23.18%
John Hancock Funds II (G) - 23.18%
Index 500, Class NAV (John Hancock) (2)(A)	574,576	$5,734,300
International Equity Index, Class NAV (SSgA)	103,824	1,940,475
Mid Cap Index, Class NAV
(John Hancock) (2)(A)	7,156	155,003
Small Cap Index, Class NAV
(John Hancock) (2)(A)	7,143	103,785
Fixed Income - 76.83%
John Hancock Funds II (G) - 76.83%
Total Bond Market,
Class NAV (Declaration) (A)	2,526,454	26,300,390
Total investments (Retirement 2015 Portfolio)
(Cost $33,580,813) - 100.01%		$34,233,953
Other assets and liabilities, net - (0.01%)		(4,231)

TOTAL NET ASSETS - 100.00%		$34,229,722

The accompanying notes are an integral part of the financial statements.	163

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Retirement 2020 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 44.04%
John Hancock Funds II (G) - 44.04%
Index 500, Class NAV (John Hancock) (2)(A)	1,510,285	$15,072,646
International Equity Index, Class NAV (SSgA)	276,031	5,159,027
Mid Cap Index, Class NAV
(John Hancock) (2)(A)	82,152	1,779,410
Small Cap Index, Class NAV
(John Hancock) (2)(A)	72,089	1,047,449
Fixed Income - 55.97%
John Hancock Funds II (G) - 55.97%
Total Bond Market,
Class NAV (Declaration) (A)	2,815,362	29,307,922
Total investments (Retirement 2020 Portfolio)
(Cost $51,124,967) - 100.01%		$52,366,454
Other assets and liabilities, net - (0.01%)		(6,293)

TOTAL NET ASSETS - 100.00%		$52,360,161

Retirement 2025 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 62.55%
John Hancock Funds II (G) - 62.55%
Index 500, Class NAV (John Hancock) (2)(A)	2,471,276	$24,663,338
International Equity Index, Class NAV (SSgA)	435,539	8,140,229
Mid Cap Index, Class NAV
(John Hancock) (2)(A)	128,056	2,773,689
Small Cap Index, Class NAV
(John Hancock) (2)(A)	135,787	1,972,980
Fixed Income - 37.46%
John Hancock Funds II (G) - 37.46%
Total Bond Market,
Class NAV (Declaration) (A)	2,160,362	22,489,367
Total investments (Retirement 2025 Portfolio)
(Cost $58,318,678) - 100.01%		$60,039,603
Other assets and liabilities, net - (0.01%)		(7,443)

TOTAL NET ASSETS - 100.00%		$60,032,160

Retirement 2030 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 73.01%
John Hancock Funds II (G) - 73.01%
Index 500, Class NAV (John Hancock) (2)(A)	2,290,432	$22,858,499
International Equity Index, Class NAV (SSgA)	404,266	7,555,738
Mid Cap Index, Class NAV
(John Hancock) (2)(A)	114,806	2,486,699

Retirement 2030 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
John Hancock Funds II (G) (continued)
Small Cap Index, Class NAV
(John Hancock) (2)(A)	138,230	$2,008,487

FIXED INCOME - 27.00%
John Hancock Funds II (G) - 27.00%
Total Bond Market,
Class NAV (Declaration) (A)	1,240,317	12,911,704
Total investments (Retirement 2030 Portfolio)
(Cost $46,478,839) - 100.01%		$47,821,127
Other assets and liabilities, net - (0.01%)		(5,578)

TOTAL NET ASSETS - 100.00%		$47,815,549

Retirement 2035 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 79.15%
John Hancock Funds II (G) - 79.15%
Index 500, Class NAV (John Hancock) (2)(A)	1,878,939	$18,751,812
International Equity Index, Class NAV (SSgA)	342,015	6,392,251
Mid Cap Index, Class NAV
(John Hancock) (2)(A)	94,334	2,043,282
Small Cap Index, Class NAV
(John Hancock) (2)(A)	116,017	1,685,726
Fixed Income - 20.86%
John Hancock Funds II (G) - 20.86%
Total Bond Market,
Class NAV (Declaration) (A)	731,156	7,611,331
Total investments (Retirement 2035 Portfolio)
(Cost $35,364,788) - 100.01%		$36,484,402
Other assets and liabilities, net - (0.01%)		(4,552)

TOTAL NET ASSETS - 100.00%		$36,479,850

Retirement 2040 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 82.13%
John Hancock Funds II (G) - 82.13%
Index 500, Class NAV (John Hancock) (2)(A)	1,282,250	$12,796,857
International Equity Index, Class NAV (SSgA)	237,038	4,430,238
Mid Cap Index, Class NAV
(John Hancock) (2)(A)	64,551	1,398,168
Small Cap Index, Class NAV
(John Hancock) (2)(A)	80,202	1,165,331

The accompanying notes are an integral part of the financial statements.	164

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Retirement 2040 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 17.88%
John Hancock Funds II (G) - 17.88%
Total Bond Market,
Class NAV (Declaration) (A)	414,031	$4,310,063
Total investments (Retirement 2040 Portfolio)
(Cost $23,389,878) - 100.01%		$24,100,657
Other assets and liabilities, net - (0.01%)		(2,937)

TOTAL NET ASSETS - 100.00%		$24,097,720

Retirement 2045 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 82.02%
John Hancock Funds II (G) - 82.02%
Index 500, Class NAV (John Hancock) (2)(A)	1,291,696	$12,891,135
International Equity Index, Class NAV (SSgA)	236,394	4,418,207
Mid Cap Index, Class NAV
(John Hancock) (2)(A)	64,886	1,405,424
Small Cap Index, Class NAV
(John Hancock) (2)(A)	80,381	1,167,932
Fixed Income - 17.99%
John Hancock Funds II (G) - 17.99%
Total Bond Market,
Class NAV (Declaration) (A)	418,988	4,361,662
Total investments (Retirement 2045 Portfolio)
(Cost $23,547,439) - 100.01%		$24,244,360
Other assets and liabilities, net - (0.01%)		(2,922)

TOTAL NET ASSETS - 100.00%		$24,241,438

Retirement 2050 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
Affiliated Investment Companies - 100.00%
Equity - 82.00%
John Hancock Funds II (G) - 82.00%
Index 500, Class NAV (John Hancock) (2)(A)	9,288	$92,677
International Equity Index, Class NAV (SSgA)	1,696	31,706
Mid Cap Index, Class NAV
(John Hancock) (2)(A)	466	10,104
Small Cap Index, Class NAV
(John Hancock) (2)(A)	575	8,362
Fixed Income - 18.00%
John Hancock Funds II (G) - 18.00%
Total Bond Market,
Class NAV (Declaration) (A)	3,012	31,357
Total investments (Retirement 2050 Portfolio)
(Cost $173,209) - 100.00%		$174,206
Other assets and liabilities, net - 0.00%		(2)

TOTAL NET ASSETS - 100.00%		$174,204

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 96.51%
U.S. Government - 23.32%
U.S. Treasury Notes
0.750%, 08/15/2013	$6,875,000	$6,909,911
1.125%, 12/15/2012	4,835,000	4,894,495
1.250%, 08/31/2015 to 09/30/2015	3,095,000	3,079,748
1.500%, 12/31/2013	910,000	929,977
1.750%, 03/31/2014	690,000	709,838
1.875%, 06/15/2012	4,755,000	4,835,982
2.000%, 01/31/2016 (L)	1,325,000	1,352,950
2.000%, 04/30/2016	1,250,000	1,270,600
2.125%, 05/31/2015	5,215,000	5,397,525
2.500%, 04/30/2015	2,540,000	2,667,792

		32,048,818
U.S. Government Agency - 73.19%
Federal Agricultural Mortgage Corp.
1.250%, 12/06/2013	3,070,000	3,099,254
2.125%, 09/15/2015	3,580,000	3,664,710
2.375%, 07/22/2015	4,990,000	5,093,123
3.150%, 06/05/2014	3,500,000	3,708,075
3.250%, 08/11/2014	805,000	853,872
Federal Farm Credit Bank
1.550%, 03/10/2014	4,500,000	4,501,328
1.625%, 11/19/2014	1,825,000	1,855,744
2.625%, 04/17/2014	1,980,000	2,077,283
3.875%, 10/07/2013	1,890,000	2,030,002
Federal Home Loan Bank
1.050%, 11/25/2013	3,435,000	3,440,139
1.200%, 03/06/2014	2,500,000	2,504,688
1.625%, 04/14/2014	1,795,000	1,797,484
3.625%, 10/18/2013	1,740,000	1,858,752
Federal Home Loan Mortgage Corp.
1.125%, 10/25/2013	2,520,000	2,523,130
1.150%, 09/03/2013	2,500,000	2,500,115
4.239%, 09/01/2039 (P)	819,249	876,325
4.500%, 10/01/2024 to 11/01/2024	3,805,084	4,031,707
5.000%, 09/01/2015	1,800,000	1,927,828
6.500%, 04/01/2038	574,840	647,189
Federal National Mortgage Association
1.250%, 02/27/2014	1,770,000	1,789,916
1.500%, 04/18/2014	4,425,000	4,465,502
2.000%, 01/28/2015	3,320,000	3,330,099
2.375%, 07/28/2015	1,835,000	1,905,152
2.625%, 03/14/2016	1,740,000	1,751,468
3.157%, 10/01/2040 (P)	5,041,460	5,244,893
3.525%, 07/01/2039 (P)	259,041	271,310
4.289%, 05/01/2034 (P)	262,937	279,715
4.500%, 07/01/2025	1,313,849	1,393,348
4.948%, 04/01/2048 (P)	20,984	22,584
5.500%, 05/01/2034	3,197,026	3,479,692
6.000%, 02/01/2037	1,655,841	1,823,064
6.500%, 09/01/2036 to 01/01/2039	6,736,870	7,597,659
Government National Mortgage Association
3.500%, 10/20/2039 (P)	245,810	260,062
4.000%, 08/20/2039 (P)	845,893	902,514
Tennessee Valley Authority
4.375%, 06/15/2015	4,745,000	5,273,408
4.750%, 08/01/2013	1,460,000	1,586,097
6.000%, 03/15/2013	1,342,000	1,472,488
6.790%, 05/23/2012	7,525,000	8,001,355

The accompanying notes are an integral part of the financial statements.	165

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Tennessee Valley Authority (continued)
7.140%, 05/23/2012	$700,000	$745,620

		100,586,694

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $130,751,972)		$132,635,512

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.57%
U.S. Government Agency - 3.57%
Federal Home Loan Mortgage Corp.,
Series 3499, Class PA
4.500%, 08/15/2036	1,345,838	1,423,669
Federal National Mortgage Association,
Series 2010-53, Class MA
4.500%, 09/25/2037	1,012,511	1,075,994
Government National Mortgage Association
Series 2010-88, Class BA,
4.500%, 01/20/2036	1,936,660	2,049,924
Series 2010-91, Class GA,
4.500%, 09/20/2036	325,893	348,484

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $4,862,342)		$4,898,071

SECURITIES LENDING COLLATERAL - 0.91%
John Hancock
Collateral Investment Trust 0.2531% (W)(Y)	124,757	1,248,585

TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,248,548)		$1,248,585

SHORT-TERM INVESTMENTS - 4.00%
Short-Term Securities* - 4.00%
Federal Home Loan Bank Discount Notes,
0.010%, 06/01/2011 *	5,500,000	5,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,500,000)		$5,500,000

Total Investments (Short Term Government Income Fund)
(Cost $142,362,862) - 104.99%		$144,282,168
Other assets and liabilities, net - (4.99%)		(6,854,747)

TOTAL NET ASSETS - 100.00%		$137,427,421

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.13%
Consumer Discretionary - 16.62%
Automobiles - 1.41%
Thor Industries, Inc.	89,970	$2,906,031
Distributors - 0.36%
LKQ Corp. (I)	28,000	744,520
Diversified Consumer Services - 1.23%
Weight Watchers International, Inc.	31,480	2,525,955
Hotels, Restaurants & Leisure - 1.39%
AFC Enterprises, Inc. (I)	64,013	1,061,335
The Cheesecake Factory, Inc. (I)(L)	56,927	1,808,571

		2,869,906

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 1.16%
Tempur-Pedic International, Inc. (I)	36,600	$2,380,464
Internet & Catalog Retail - 1.14%
Shutterfly, Inc. (I)	38,700	2,345,994
Leisure Equipment & Products - 1.04%
Brunswick Corp.	98,450	2,134,396
Media - 1.16%
Cinemark Holdings, Inc.	109,770	2,387,497
Specialty Retail - 4.29%
Dick’s Sporting Goods, Inc. (I)(L)	16,500	655,710
Express, Inc.	134,030	2,830,714
GNC Holdings, Inc., Class A (I)	42,200	857,926
Lumber Liquidators Holdings, Inc. (I)(L)	69,440	1,872,797
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	46,620	2,609,788

		8,826,935
Textiles, Apparel & Luxury Goods - 3.44%
Columbia Sportswear Company (L)	30,320	1,988,992
Hanesbrands, Inc. (I)	106,748	3,235,532
Steven Madden, Ltd. (I)	33,180	1,849,453

		7,073,977

		34,195,675
Consumer Staples - 3.45%
Food & Staples Retailing - 0.81%
The Fresh Market, Inc. (I)	41,170	1,656,681
Food Products - 2.64%
Diamond Foods, Inc.	3,200	238,176
Green Mountain Coffee Roasters, Inc. (I)	63,110	5,198,371

		5,436,547

		7,093,228
Energy - 6.52%
Energy Equipment & Services - 3.69%
Global Industries, Ltd. (I)(L)	135,100	847,077
Gulfmark Offshore, Inc., Class A (I)	61,760	2,525,984
Hornbeck Offshore Services, Inc. (I)(L)	32,590	879,604
ION Geophysical Corp. (I)	108,000	1,089,720
Tidewater, Inc. (L)	40,940	2,237,371

		7,579,756
Oil, Gas & Consumable Fuels - 2.83%
James River Coal Company (I)(L)	98,133	2,151,075
Kodiak Oil & Gas Corp. (I)	34,400	235,640
Petroleum Development Corp. (I)	21,900	796,065
Rosetta Resources, Inc. (I)	53,850	2,646,728

		5,829,508

		13,409,264
Financials - 2.04%
Capital Markets - 0.82%
Evercore Partners, Inc., Class A	43,170	1,597,722
LPL Investment Holdings, Inc. (I)	2,500	89,850

		1,687,572
Commercial Banks - 0.64%
Signature Bank (I)	22,935	1,305,460
Consumer Finance - 0.58%
Green Dot Corp., Class A (I)(L)	24,440	946,806
Netspend Holdings, Inc. (I)(L)	30,400	254,752

		1,201,558

		4,194,590

The accompanying notes are an integral part of the financial statements.	166

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 19.34%
Biotechnology - 5.18%
Ardea Biosciences, Inc. (I)	34,507	$862,330
Exelixis, Inc. (I)(L)	100,400	1,167,652
Immunogen, Inc. (I)	57,800	702,848
Incyte Corp. (I)(L)	79,390	1,407,585
Ironwood Pharmaceuticals, Inc. (I)	89,680	1,355,962
Onyx Pharmaceuticals, Inc. (I)	33,560	1,424,622
Pharmasset, Inc. (I)	10,540	1,077,188
Regeneron Pharmaceuticals, Inc. (I)	17,502	1,050,470
Seattle Genetics, Inc. (I)(L)	82,880	1,605,386

		10,654,043
Health Care Equipment & Supplies - 5.64%
Gen-Probe, Inc. (I)	36,550	2,989,424
HeartWare International, Inc. (I)(L)	21,830	1,590,315
NuVasive, Inc. (I)(L)	63,150	2,133,839
Orthofix International NV (I)	6,900	281,727
Tornier BV (I)	2,300	63,365
Volcano Corp. (I)	66,380	2,086,323
Zoll Medical Corp. (I)(L)	40,400	2,456,724

		11,601,717
Health Care Providers & Services - 2.79%
Catalyst Health Solutions, Inc. (I)	54,770	3,342,613
WellCare Health Plans, Inc. (I)	48,720	2,399,460

		5,742,073
Health Care Technology - 1.80%
Allscripts Healthcare Solutions, Inc. (I)	67,190	1,351,191
SXC Health Solutions Corp. (I)	39,966	2,355,596

		3,706,787
Life Sciences Tools & Services - 2.73%
Parexel International Corp. (I)	70,398	1,771,918
Pharmaceutical Product Development, Inc.	85,710	2,472,734
WuXi PharmaTech Cayman, Inc., ADR (I)	74,700	1,363,275

		5,607,927
Pharmaceuticals - 1.20%
Auxilium Pharmaceuticals, Inc. (I)(L)	34,600	774,694
Salix Pharmaceuticals, Ltd. (I)	42,290	1,692,869

		2,467,563

		39,780,110
Industrials - 19.03%
Aerospace & Defense - 1.27%
DigitalGlobe, Inc. (I)	75,580	1,860,780
Moog, Inc., Class A (I)	18,000	738,900

		2,599,680
Airlines - 1.38%
Copa Holdings SA, Class A	45,520	2,844,545
Building Products - 0.98%
Trex Company, Inc. (I)(L)	66,076	2,019,283
Commercial Services & Supplies - 3.22%
Corrections Corp. of America (I)	101,478	2,333,994
SYKES Enterprises, Inc. (I)	103,424	2,237,061
The Geo Group, Inc. (I)(L)	83,570	2,054,986

		6,626,041
Construction & Engineering - 1.05%
Aecom Technology Corp. (I)(L)	75,110	2,153,404
Machinery - 1.93%
Commercial Vehicle Group, Inc. (I)	83,626	1,294,530
Meritor, Inc. (I)	125,376	2,069,958

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Sauer-Danfoss, Inc. (I)	11,400	$608,760

		3,973,248
Professional Services - 2.10%
The Advisory Board Company (I)	60,860	3,199,410
TrueBlue, Inc. (I)	75,672	1,107,838

		4,307,248
Road & Rail - 4.71%
Con-way, Inc.	48,680	1,924,320
J.B. Hunt Transport Services, Inc.	49,045	2,248,713
Old Dominion Freight Line, Inc. (I)	62,080	2,317,446
Vitran Corp., Inc. (I)	68,750	1,031,250
Werner Enterprises, Inc. (L)	86,630	2,172,680

		9,694,409
Trading Companies & Distributors - 2.39%
Beacon Roofing Supply, Inc. (I)	12,300	269,493
RSC Holdings, Inc. (I)	85,350	1,141,130
United Rentals, Inc. (I)(L)	128,210	3,505,261

		4,915,884

		39,133,742
Information Technology - 29.83%
Communications Equipment - 4.45%
Acme Packet, Inc. (I)(L)	22,575	1,708,702
ADTRAN, Inc. (L)	41,661	1,785,590
Aruba Networks, Inc. (I)(L)	63,005	1,790,602
Finisar Corp. (I)(L)	46,410	1,114,768
Ixia (I)(L)	47,050	740,567
Polycom, Inc. (I)	35,070	2,013,369

		9,153,598
Electronic Equipment, Instruments & Components - 2.74%
Jabil Circuit, Inc. (L)	212,310	4,581,650
Universal Display Corp. (I)	22,110	1,055,089

		5,636,739
Internet Software & Services - 4.56%
Ancestry.com, Inc. (I)(L)	48,380	1,989,869
Constant Contact, Inc. (I)(L)	50,360	1,211,158
Demand Media, Inc. (I)(L)	92,070	1,400,385
Dice Holdings, Inc. (I)	119,770	1,769,003
Liquidity Services, Inc. (I)	13,500	282,960
LivePerson, Inc. (I)	100,403	1,190,779
QuinStreet, Inc. (I)(L)	98,640	1,524,974

		9,369,128
IT Services - 3.13%
Forrester Research, Inc.	62,478	2,370,415
Sapient Corp. (I)	169,620	2,491,718
Syntel, Inc. (L)	29,270	1,576,775

		6,438,908
Semiconductors & Semiconductor Equipment - 6.39%
Applied Micro Circuits Corp. (I)(L)	178,159	1,884,922
Cavium Networks, Inc. (I)(L)	66,670	2,965,482
Cymer, Inc. (I)	38,500	1,842,995
Mindspeed Technologies, Inc. (I)(L)	123,120	1,069,913
Netlogic Microsystems, Inc. (I)	47,580	1,823,266
Skyworks Solutions, Inc. (I)	117,840	3,001,385
TriQuint Semiconductor, Inc. (I)	42,955	556,267

		13,144,230
Software - 8.56%
BroadSoft, Inc. (I)	51,520	2,037,101
Cadence Design Systems, Inc. (I)	313,660	3,353,025

The accompanying notes are an integral part of the financial statements.	167

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
CommVault Systems, Inc. (I)	34,930	$1,444,006
Concur Technologies, Inc. (I)(L)	40,690	2,033,279
Parametric Technology Corp. (I)	46,520	1,083,451
QLIK Technologies, Inc. (I)	36,800	1,225,072
Quest Software, Inc. (I)	4,680	106,213
RealD, Inc. (I)(L)	24,850	678,405
RealPage, Inc. (I)	52,894	1,557,728
SuccessFactors, Inc. (I)(L)	57,680	2,022,838
Velti PLC (I)(L)	133,358	2,061,715

		17,602,833

		61,345,436
Materials - 1.03%
Chemicals - 1.03%
Methanex Corp.	66,220	2,113,080
Telecommunication Services - 0.27%
Wireless Telecommunication Services - 0.27%
Leap Wireless International, Inc. (I)	33,300	559,773

TOTAL COMMON STOCKS (Cost $160,204,121)		$201,824,898

SECURITIES LENDING COLLATERAL - 18.84%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	3,872,895	38,760,319

TOTAL SECURITIES LENDING
COLLATERAL (Cost $38,755,243)		$38,760,319

SHORT-TERM INVESTMENTS - 2.19%
Repurchase Agreement - 2.19%
Deutsche Bank Tri-Party Repurchase
Agreement dated 05-31-11 at 0.140% to be
repurchased at $4,500,018 on 06-01-11,
collateralized by $4,575,149 Government
National Mortgage Association, 4.000% due
10-15-40 (valued at $4,590,001,
including interest)	$4,500,000	$4,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,500,000)		$4,500,000

Total Investments (Small Cap Growth Fund)
(Cost $203,459,364) - 119.16%		$245,085,217
Other assets and liabilities, net - (19.16%)		(39,413,273)

TOTAL NET ASSETS - 100.00%		$205,671,944

Small Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.78%
Consumer Discretionary - 12.18%
Auto Components - 0.85%
American Axle &
Manufacturing Holdings, Inc. (I)	4,526	$52,321
Amerigon, Inc. (I)	1,675	27,855
Cooper Tire & Rubber Company	4,571	110,435
Dana Holding Corp. (I)	10,503	190,314
Dorman Products, Inc. (I)	846	32,030
Drew Industries, Inc.	1,463	38,623
Exide Technologies (I)	5,698	56,182
Fuel Systems Solutions, Inc. (I)	1,221	30,452
Modine Manufacturing Company (I)	3,511	55,755

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Spartan Motors, Inc.	2,660	$12,741
Standard Motor Products, Inc.	1,518	22,922
Stoneridge, Inc. (I)	1,160	17,771
Superior Industries International, Inc.	1,739	38,101
Tenneco, Inc. (I)	4,478	186,957
Tower International, Inc. (I)	560	9,677

		882,136
Automobiles - 0.03%
Winnebago Industries, Inc. (I)	2,242	25,671
Distributors - 0.16%
Audiovox Corp., Class A (I)	1,421	10,814
Core-Mark Holding Company, Inc. (I)	833	29,771
Pool Corp. (L)	3,744	113,219
Weyco Group, Inc.	630	15,170

		168,974
Diversified Consumer Services - 0.96%
American Public Education, Inc. (I)	1,398	61,204
Archipelago Learning, Inc. (I)	1,042	11,056
Bridgepoint Education, Inc. (I)(L)	1,503	35,305
Capella Education Company (I)(L)	1,269	61,343
Coinstar, Inc. (I)(L)	2,385	126,715
Corinthian Colleges, Inc. (I)(L)	6,752	26,063
CPI Corp.	425	6,090
Grand Canyon Education, Inc. (I)	2,379	30,689
K12, Inc. (I)	1,896	65,981
Lincoln Educational Services Corp.	1,099	16,078
Mac-Gray Corp.	943	14,503
Matthews International Corp., Class A	2,256	88,187
Pre-Paid Legal Services, Inc. (I)	555	36,830
Regis Corp.	4,312	64,378
Sotheby’s	5,035	214,290
Steiner Leisure, Ltd. (I)	1,125	56,250
Stewart Enterprises, Inc., Class A (L)	6,086	45,341
Universal Technical Institute, Inc.	1,626	29,496

		989,799
Hotels, Restaurants & Leisure - 2.17%
AFC Enterprises, Inc. (I)	1,979	32,812
Ambassadors Group, Inc.	1,620	15,422
Ameristar Casinos, Inc.	2,037	45,751
Biglari Holdings, Inc. (I)	102	40,642
BJ’s Restaurants, Inc. (I)	1,692	86,681
Bob Evans Farms, Inc.	2,295	71,948
Boyd Gaming Corp. (I)(L)	4,105	38,751
Bravo Brio Restaurant Group, Inc. (I)	862	19,136
Buffalo Wild Wings, Inc. (I)(L)	1,365	85,504
California Pizza Kitchen, Inc. (I)	1,520	27,983
Carrols Restaurant Group, Inc. (I)	1,126	10,528
CEC Entertainment, Inc.	1,545	62,866
Churchill Downs, Inc.	876	38,264
Cracker Barrel Old Country Store, Inc.	1,783	84,479
Denny’s Corp. (I)	7,699	31,489
DineEquity, Inc. (I)	1,353	72,737
Domino’s Pizza, Inc. (I)	2,793	69,602
Gaylord Entertainment Company (I)	2,607	84,076
Interval Leisure Group, Inc. (I)	3,037	41,182
Isle of Capri Casinos, Inc. (I)	1,521	13,415
Jack in the Box, Inc. (I)	3,873	86,019
Jamba, Inc. (I)	5,131	11,801
Krispy Kreme Doughnuts, Inc. (I)	4,487	37,691
Life Time Fitness, Inc. (I)	3,138	115,447
Marcus Corp.	1,672	17,556

The accompanying notes are an integral part of the financial statements.	168

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
McCormick & Schmick’s
Seafood Restaurants, Inc. (I)	1,322	$12,096
Morgans Hotel Group Company (I)	1,825	15,239
Multimedia Games Holding Company, Inc. (I)	2,336	12,895
O’Charley’s, Inc. (I)	1,576	11,426
Orient-Express Hotels, Ltd., Class A (I)	7,726	90,317
P.F. Chang’s China Bistro, Inc. (L)	1,727	69,754
Papa John’s International, Inc. (I)	1,491	49,397
Peet’s Coffee & Tea, Inc. (I)	898	45,699
Pinnacle Entertainment, Inc. (I)	4,602	66,867
Red Lion Hotels Corp. (I)	1,173	9,525
Red Robin Gourmet Burgers, Inc. (I)	1,196	43,893
Ruby Tuesday, Inc. (I)	4,880	51,728
Ruth’s Hospitality Group, Inc. (I)	2,534	13,557
Scientific Games Corp., Class A (I)	4,997	49,270
Shuffle Master, Inc. (I)	4,152	45,215
Sonic Corp. (I)	4,736	54,417
Speedway Motorsports, Inc.	1,006	14,567
Texas Roadhouse, Inc., Class A	4,326	74,537
The Cheesecake Factory, Inc. (I)(L)	4,533	144,013
Vail Resorts, Inc. (I)	2,720	132,328

		2,248,522
Household Durables - 0.64%
American Greetings Corp., Class A	2,970	71,280
Beazer Homes USA, Inc. (I)(L)	5,763	24,262
Blyth, Inc.	434	19,782
Cavco Industries, Inc. (I)	501	21,623
CSS Industries, Inc.	660	12,164
Ethan Allen Interiors, Inc. (L)	1,867	43,445
Furniture Brands International, Inc. (I)	3,702	17,733
Helen of Troy, Ltd. (I)	2,306	74,691
Hooker Furniture Corp.	888	9,768
Hovnanian Enterprises, Inc., Class A (I)(L)	4,922	12,994
iRobot Corp. (I)	1,586	53,290
Kid Brands, Inc. (I)	1,048	5,628
La-Z-Boy, Inc. (I)	3,927	43,472
Libbey, Inc. (I)	1,550	24,537
Lifetime Brands, Inc.	778	8,924
M/I Homes, Inc. (I)	1,453	18,264
Meritage Homes Corp. (I)	2,422	60,550
Ryland Group, Inc.	3,336	60,982
Sealy Corp. (I)(L)	3,938	10,318
Skyline Corp.	575	10,494
Standard Pacific Corp. (I)(L)	8,154	32,371
Universal Electronics, Inc. (I)	1,041	26,535

		663,107
Internet & Catalog Retail - 0.38%
Blue Nile, Inc. (I)(L)	963	48,150
drugstore.com, Inc. (I)	7,733	29,347
Gaiam, Inc., Class A	1,440	7,402
HSN, Inc. (I)	2,916	102,672
NutriSystem, Inc. (L)	2,103	29,778
Overstock.com, Inc. (I)	1,170	17,000
PetMed Express, Inc.	1,808	23,160
Shutterfly, Inc. (I)	2,146	130,091
US Auto Parts Network, Inc. (I)	1,166	8,733

		396,333
Leisure Equipment & Products - 0.61%
Arctic Cat, Inc. (I)	973	13,963
Brunswick Corp.	6,659	144,367
Callaway Golf Company	4,941	33,451
Eastman Kodak Co. (I)(L)	20,464	68,350
Jakks Pacific, Inc. (I)	2,133	42,297

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
Leapfrog Enterprises, Inc. (I)	2,772	$12,557
Polaris Industries, Inc.	2,327	256,784
Smith & Wesson Holding Corp. (I)	4,595	15,991
Steinway Musical Instruments, Inc. (I)	493	12,315
Sturm Ruger & Company, Inc.	1,448	31,885

		631,960
Media - 1.02%
AH Belo Corp.	1,458	10,571
Arbitron, Inc.	2,005	85,614
Ascent Media Corp., Class A (I)	1,114	53,439
Ballantyne of Omaha, Inc. (I)	1,282	7,295
Belo Corp., Class A	6,995	55,540
Cinemark Holdings, Inc.	4,309	93,721
CKX, Inc. (I)	4,534	24,801
Cumulus Media, Inc., Class A (I)	1,922	7,650
Dex One Corp. (I)	3,971	9,292
Entercom Communications Corp., Class A (I)	1,857	17,214
Entravision
Communications Corp., Class A (I)	4,399	9,106
EW Scripps Company (I)	2,518	21,604
Fisher Communications, Inc. (I)	578	17,224
Global Sources, Ltd. (I)	1,386	16,036
Gray Television, Inc. (I)	4,335	11,488
Harte-Hanks, Inc.	2,982	24,452
Journal Communications, Inc., Class A (I)	3,371	18,170
Knology, Inc. (I)	2,367	36,949
Lee Enterprises, Inc. (I)(L)	3,695	4,434
LIN TV Corp., Class A (I)	2,515	11,921
Lions Gate Entertainment Corp. (I)	5,265	31,221
Live Nation Entertainment, Inc. (I)	10,666	122,979
Martha Stewart Living
Omnimedia, Inc., Class A (I)(L)	2,306	12,060
Media General, Inc., Class A (I)	1,871	9,187
National CineMedia, Inc.	4,054	72,202
Rentrak Corp. (I)	769	15,818
Scholastic Corp.	1,944	52,955
Sinclair Broadcast Group, Inc., Class A	3,495	33,622
The McClatchy Company, Class A (I)(L)	4,606	13,910
Valassis Communications, Inc. (I)	3,752	108,921
Warner Music Group Corp. (I)	3,627	29,923
World Wrestling Entertainment, Inc., Class A	1,934	20,114

		1,059,433
Multiline Retail - 0.41%
99 Cents Only Stores (I)	3,458	71,442
Dillard’s, Inc., Class A	3,024	169,919
Fred’s, Inc., Class A	2,991	43,519
Saks, Inc. (I)(L)	10,189	115,238
The Bon-Ton Stores, Inc.	948	10,077
Tuesday Morning Corp. (I)	2,489	12,296

		422,491
Specialty Retail - 2.95%
Americas Car-Mart, Inc. (I)	749	21,159
ANN, Inc. (I)	4,421	124,451
Asbury Automotive Group, Inc. (I)	2,204	37,027
Ascena Retail Group, Inc. (I)	4,458	149,165
Barnes & Noble, Inc. (L)	2,958	58,036
Bebe Stores, Inc.	2,659	17,629
Big 5 Sporting Goods Corp.	1,751	16,635
Brown Shoe Company, Inc.	3,285	33,868
Build-A-Bear Workshop, Inc. (I)	1,459	9,775
Cabela’s, Inc. (I)	3,028	74,368
Casual Male Retail Group, Inc. (I)	3,407	14,820
Charming Shoppes, Inc. (I)	9,034	37,401

The accompanying notes are an integral part of the financial statements.	169

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Christopher & Banks Corp.	2,850	$17,072
Citi Trends, Inc. (I)	1,157	19,322
Coldwater Creek, Inc. (I)	4,893	9,199
Collective Brands, Inc. (I)	4,886	76,222
Destination Maternity Corp.	777	16,022
DSW, Inc., Class A (I)(L)	1,819	91,223
Express, Inc.	1,217	25,703
Genesco, Inc. (I)	1,808	81,342
Group 1 Automotive, Inc.	1,843	71,379
Haverty Furniture Companies, Inc.	1,470	16,361
hhgregg, Inc. (I)(L)	1,030	15,934
Hibbett Sports, Inc. (I)	2,184	90,942
HOT Topic, Inc.	3,564	27,764
Jos. A. Bank Clothiers, Inc. (I)	2,065	117,912
Kirkland’s, Inc. (I)	1,321	17,252
Lithia Motors, Inc., Class A	1,634	29,249
Lumber Liquidators Holdings, Inc. (I)(L)	1,693	45,660
MarineMax, Inc. (I)	1,816	15,109
Midas, Inc. (I)	1,232	8,698
Monro Muffler Brake, Inc.	2,236	72,335
New York & Company, Inc. (I)	1,995	10,574
OfficeMax, Inc. (I)	6,407	53,563
Pacific Sunwear of California, Inc. (I)	5,184	16,537
Penske Automotive Group, Inc.	3,338	69,297
Pep Boys - Manny, Moe & Jack	3,981	56,530
Pier 1 Imports, Inc. (I)	7,886	94,001
Rent-A-Center, Inc.	4,935	160,190
Rue21, Inc. (I)	1,130	38,239
Sally Beauty Holdings, Inc. (I)(L)	7,124	119,398
Select Comfort Corp. (I)	4,140	67,648
Shoe Carnival, Inc. (I)	718	19,544
Sonic Automotive, Inc. (L)	3,023	39,511
Stage Stores, Inc.	2,765	49,881
Stein Mart, Inc.	2,126	20,835
Systemax, Inc. (I)	899	12,964
Talbots, Inc. (I)(L)	5,398	25,748
The Buckle, Inc.	1,953	83,374
The Cato Corp., Class A	2,072	56,400
The Children’s Place Retail Stores, Inc. (I)	1,945	97,717
The Finish Line, Inc., Class A	3,835	88,435
The Men’s Wearhouse, Inc.	3,951	136,033
The Wet Seal, Inc., Class A (I)	7,854	33,772
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	2,364	132,337
Vitamin Shoppe, Inc. (I)	1,201	48,917
West Marine, Inc. (I)	1,184	12,302
Zumiez, Inc. (I)(L)	1,562	47,454

		3,050,235
Textiles, Apparel & Luxury Goods - 2.00%
Carter’s, Inc. (I)	4,470	141,699
Cherokee, Inc.	775	14,818
Columbia Sportswear Company (L)	865	56,744
CROCS, Inc. (I)	6,461	146,859
Deckers Outdoor Corp. (I)	2,904	264,554
G-III Apparel Group, Ltd. (I)	1,169	50,173
Iconix Brand Group, Inc. (I)	5,470	135,109
K-Swiss, Inc., Class A (I)	2,126	23,450
Liz Claiborne, Inc. (I)	7,294	47,630
Maidenform Brands, Inc. (I)	1,748	52,667
Movado Group, Inc.	1,225	20,286
Oxford Industries, Inc.	1,096	41,593
Perry Ellis International, Inc. (I)	796	24,839
Quiksilver, Inc. (I)(L)	9,873	46,008
RG Barry Corp.	866	10,305
Skechers U.S.A., Inc., Class A (I)	2,629	45,955

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Steven Madden, Ltd. (I)	1,857	$103,509
The Jones Group, Inc.	6,590	80,991
The Timberland Company, Class A (I)	2,962	96,769
The Warnaco Group, Inc. (I)	3,334	183,870
True Religion Apparel, Inc. (I)	1,980	58,192
Under Armour, Inc., Class A (I)(L)	2,646	172,466
Unifi, Inc. (I)	1,085	15,082
Vera Bradley, Inc. (I)	973	48,095
Volcom, Inc.	1,528	37,390
Wolverine World Wide, Inc.	3,739	146,270

		2,065,323

		12,603,984
Consumer Staples - 2.88%
Beverages - 0.15%
Boston Beer Company, Inc. (I)	640	53,638
Coca-Cola Bottling Company Consolidated	337	22,744
Heckmann Corp. (I)	6,858	41,148
MGP Ingredients, Inc.	1,023	8,317
National Beverage Corp.	892	12,622
Primo Water Corpprimo Water Corp. (I)	877	12,410

		150,879
Food & Staples Retailing - 0.81%
Casey’s General Stores, Inc.	2,822	116,972
Ingles Markets, Inc.	1,027	18,281
Nash Finch Company	958	35,992
Pricesmart, Inc.	1,211	56,493
Rite Aid Corp. (I)	42,749	44,886
Ruddick Corp.	3,279	144,112
Spartan Stores, Inc.	1,770	33,011
Susser Holdings Corp. (I)	664	9,522
The Andersons, Inc.	1,387	60,099
The Fresh Market, Inc. (I)	1,152	46,356
The Pantry, Inc. (I)	1,774	32,766
United Natural Foods, Inc. (I)	3,614	157,245
Village Super Market, Inc.	507	13,319
Weis Markets, Inc.	824	33,100
Winn-Dixie Stores, Inc. (I)	4,292	39,100

		841,254
Food Products - 1.22%
B&G Foods, Inc.	3,592	66,596
Cal-Maine Foods, Inc. (L)	1,083	32,284
Calavo Growers, Inc.	888	19,660
Chiquita Brands International, Inc. (I)	3,402	50,690
Darling International, Inc. (I)	8,044	154,043
Diamond Foods, Inc. (L)	1,649	122,735
Dole Food Company, Inc. (I)(L)	2,739	36,730
Fresh Del Monte Produce, Inc.	2,963	81,453
Imperial Sugar Company	1,046	18,587
J & J Snack Foods Corp.	1,096	56,466
John B. Sanfilippo & Son, Inc. (I)	748	7,181
Lancaster Colony Corp.	1,453	88,110
Limoneira Company	631	12,809
Pilgrim’s Pride Corp. (I)	3,802	18,896
Sanderson Farms, Inc. (L)	1,720	75,525
Seneca Foods Corp., Class A (I)	683	18,735
Smart Balance, Inc. (I)	5,130	28,164
Snyders-Lance, Inc.	1,985	42,201
The Hain Celestial Group, Inc. (I)	3,242	115,934
Tootsie Roll Industries, Inc. (L)	1,877	55,071
TreeHouse Foods, Inc. (I)	2,609	158,966

		1,260,836

The accompanying notes are an integral part of the financial statements.	170

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 0.15%
Central Garden & Pet Company, Class A (I)	4,093	$41,176
Oil-Dri Corp of America	494	11,006
Spectrum Brands Holdings, Inc. (I)	1,388	49,926
WD-40 Company	1,261	53,441

		155,549
Personal Products - 0.35%
Elizabeth Arden, Inc. (I)	1,853	56,943
Inter Parfums, Inc.	1,143	25,466
Medifast, Inc. (I)	1,040	27,789
Nu Skin Enterprises, Inc., Class A	3,671	143,499
Nutraceutical International Corp. (I)	821	12,857
Prestige Brands Holdings, Inc. (I)	3,218	41,544
Revlon, Inc. (I)	863	15,206
Schiff Nutrition International, Inc.	1,078	10,446
Synutra International, Inc. (I)(L)	1,547	16,971
USANA Health Sciences, Inc. (I)(L)	489	14,372

		365,093
Tobacco - 0.20%
Alliance One International, Inc. (I)(L)	6,958	26,997
Star Scientific, Inc. (I)(L)	7,860	40,951
Universal Corp.	1,800	75,906
Vector Group, Ltd. (L)	3,412	65,715

		209,569

		2,983,180
Energy - 6.26%
Energy Equipment & Services - 2.18%
Basic Energy Services, Inc. (I)	1,749	47,573
Bristow Group, Inc.	2,685	123,376
Cal Dive International, Inc. (I)	7,228	47,054
CARBO Ceramics, Inc.	1,411	212,031
Complete Production Services, Inc. (I)	5,831	193,531
Dawson Geophysical Company (I)	599	21,232
Dril-Quip, Inc. (I)	2,538	188,269
Global Geophysical Services, Inc. (I)	612	10,612
Global Industries, Ltd. (I)	7,696	48,254
Gulf Islands Fabrication, Inc.	1,088	36,992
Gulfmark Offshore, Inc., Class A (I)	1,740	71,166
Helix Energy Solutions Group, Inc. (I)	7,865	137,795
Hercules Offshore, Inc. (I)	8,718	54,488
Hornbeck Offshore Services, Inc. (I)	1,748	47,179
ION Geophysical Corp. (I)	9,562	96,481
Key Energy Services, Inc. (I)	9,402	166,227
Lufkin Industries, Inc.	2,239	203,100
Matrix Service Company (I)	2,027	27,101
Natural Gas Services Group, Inc. (I)	965	17,370
Newpark Resources, Inc. (I)	6,738	65,426
OYO Geospace Corp. (I)	306	27,785
Parker Drilling Company (I)	8,796	56,118
PHI, Inc. (I)	1,069	22,663
Pioneer Drilling Company (I)	4,079	59,717
RPC, Inc. (L)	3,242	81,634
Tesco Corp. (I)	2,288	46,607
TetraTechnologies, Inc. (I)	5,714	77,939
Union Drilling, Inc. (I)	1,238	12,925
Vantage Drilling Company (I)	11,617	23,234
Willbros Group, Inc. (I)	3,635	36,132

		2,260,011
Oil, Gas & Consumable Fuels - 4.08%
Abraxas Petroleum Corp. (I)(L)	6,186	27,218
Amyris, Inc. (I)	463	13,663
Apco Oil and Gas International, Inc.	629	55,597

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Approach Resources, Inc. (I)	1,312	$34,164
ATP Oil & Gas Corp. (I)(L)	3,383	62,518
Berry Petroleum Company, Class A	3,837	201,097
Bill Barrett Corp. (I)	3,439	153,276
BPZ Resources, Inc. (I)(L)	7,423	32,513
Brigham Exploration Company (I)(L)	8,744	272,288
Callon Petroleum Company (I)	2,926	20,862
Carrizo Oil & Gas, Inc. (I)(L)	2,645	101,065
Cheniere Energy, Inc. (I)(L)	4,342	50,845
Clayton Williams Energy, Inc. (I)	435	32,621
Clean Energy Fuels Corp. (I)(L)	3,510	50,193
Cloud Peak Energy, Inc. (I)	2,358	50,084
Contango Oil & Gas Company (I)	887	54,959
Crosstex Energy, Inc. (L)	3,121	35,236
CVR Energy, Inc. (I)	2,285	49,950
Delek US Holdings, Inc.	1,081	16,312
Delta Petroleum Corp. (I)	14,792	10,502
DHT Holdings, Inc. (L)	3,817	15,268
Endeavour International Corp. (I)(L)	1,707	24,154
Energy Partners, Ltd. (I)	2,221	35,625
Energy XXI Bermuda, Ltd. (I)	5,526	189,597
Evolution Petroleum Corp. (I)	1,259	9,694
FX Energy, Inc. (I)	3,301	28,686
Gastar Exploration, Ltd. (I)	4,357	14,770
General Maritime Corp.	6,406	10,826
Georesources, Inc. (I)	1,238	30,665
GMX Resources, Inc. (I)(L)	4,147	21,855
Golar LNG Energy, Ltd. (I)	574	2,837
Golar LNG, Ltd.	2,718	86,595
Goodrich Petroleum Corp. (I)(L)	1,868	38,201
Green Plains Renewable Energy, Inc. (I)	1,441	14,857
Gulfport Energy Corp. (I)	2,034	60,186
Harvest Natural Resources, Inc. (I)	2,507	30,811
Houston American Energy Corp. (L)	1,397	25,663
International Coal Group, Inc. (I)	9,861	143,280
James River Coal Company (I)(L)	2,090	45,813
Knightsbridge Tankers, Ltd. (L)	1,830	38,522
Kodiak Oil & Gas Corp. (I)(L)	13,349	91,441
L&L Energy, Inc. (I)(L)	1,481	8,027
Magnum Hunter Resources Corp. (I)	4,513	32,178
McMoRan Exploration Company (I)(L)	7,213	132,863
Miller Energy Resources Incmiller
Energy Resources Inc (I)(L)	1,734	10,075
Nordic American Tanker Shipping, Ltd. (L)	3,486	81,433
Northern Oil and Gas, Inc. (I)(L)	4,054	81,485
Oasis Petroleum, Inc. (I)	3,636	109,989
Overseas Shipholding Group, Inc. (L)	1,923	52,517
Panhandle Oil and Gas, Inc.	571	17,473
Patriot Coal Corp. (I)(L)	5,878	135,958
Penn Virginia Corp.	3,472	50,656
Petroleum Development Corp. (I)	1,767	64,230
Petroquest Energy, Inc. (I)	4,188	33,462
RAM Energy Resources, Inc. (I)	4,963	7,941
Rentech, Inc. (I)	17,035	17,716
Resolute Energy Corp. (I)	2,858	49,729
REX American Resources Corp (I)	639	10,678
Rex Energy Corp. (I)	2,485	32,454
Rosetta Resources, Inc. (I)	3,960	194,634
Scorpio Tankers, Inc. (I)	1,349	13,611
Ship Finance International, Ltd. (L)	3,293	63,654
Stone Energy Corp. (I)	3,252	104,910
Swift Energy Company (I)	3,147	123,457
Syntroleum Corp. (I)	5,796	10,607
Teekay Tankers, Ltd., Class A (L)	2,844	26,250
Transatlantic Petroleum, Ltd. (I)(L)	11,217	25,014

The accompanying notes are an integral part of the financial statements.	171

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Uranium Energy Corp. (I)(L)	4,627	$14,575
USEC, Inc. (I)	8,543	35,710
Vaalco Energy, Inc. (I)	3,868	27,463
Venoco, Inc. (I)	1,671	24,564
W&T Offshore, Inc.	2,625	67,988
Warren Resources, Inc. (I)	5,507	21,202
Western Refining, Inc. (I)(L)	3,869	67,437
World Fuel Services Corp.	5,144	188,168

		4,222,417

		6,482,428
Financials - 18.21%
Capital Markets - 2.02%
American Capital, Ltd. (I)	25,501	252,460
Apollo Investment Corp.	14,480	165,217
Arlington Asset Investment Corp.	540	15,595
Artio Global Investors, Inc.	2,166	30,302
BGC Partners, Inc., Class A	4,305	35,775
BlackRock Kelso Capital Corp.	5,357	53,088
Calamos Asset Management, Inc.	1,505	22,560
Capital Southwest Corp.	197	18,390
Cohen & Steers, Inc.	1,324	40,620
Cowen Group, Inc., Class A (I)(L)	2,955	12,175
Diamond Hill Investment Group, Inc.	198	15,846
Duff & Phelps Corp.	2,103	30,956
Edelman Financial Group, Inc.	1,684	13,405
Epoch Holding Corp.	977	16,404
Evercore Partners, Inc., Class A	1,183	43,783
FBR Capital Markets Corp. (I)	4,303	15,620
Fifth Street Finance Corp.	4,933	60,824
Financial Engines, Inc. (I)	992	24,701
GAMCO Investors, Inc., Class A	493	22,836
GFI Group, Inc.	5,196	23,538
Gladstone Capital Corp. (L)	1,678	16,881
Gladstone Investment Corp.	1,812	13,536
Gleacher & Company, Inc. (I)	6,294	14,036
Golub Capital BDC Inc.	630	9,872
Harris & Harris Group, Inc. (I)	2,561	14,675
Hercules Technology Growth Capital, Inc.	2,772	30,353
HFF, Inc. (I)	1,406	22,960
ICG Group, Inc. (I)	2,772	36,119
Intl. FCStone, Inc. (I)	982	25,385
Investment Technology Group, Inc. (I)	3,274	49,568
JMP Group, Inc.	1,323	9,393
Kayne Anderson Energy
Development Company	806	15,588
KBW, Inc.	2,681	56,998
Knight Capital Group, Inc., Class A (I)	7,060	87,120
LaBranche & Company, Inc. (I)	3,004	12,136
Main Street Capital Corp.	1,134	21,172
MCG Capital Corp.	5,782	39,780
Medallion Financial Corp.	1,378	13,201
MF Global Holdings, Ltd. (I)	8,735	67,347
MVC Capital, Inc.	1,856	25,019
NGP Capital Resources Company	1,734	13,751
Oppenheimer Holdings, Inc., Class A	765	21,749
optionsXpress Holdings, Inc.	3,205	58,652
PennantPark Investment Corp.	3,315	41,205
Penson Worldwide, Inc. (I)(L)	1,737	6,548
Piper Jaffray Companies (I)	1,175	39,034
Prospect Capital Corp.	6,554	76,747
Safeguard Scientifics, Inc. (I)	1,570	30,646
Solar Capital Ltd.	407	10,073
Stifel Financial Corp. (I)	3,835	154,435

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
SWS Group, Inc.	2,331	$15,152
Teton Advisors, Inc., Class A	20	335
THL Credit, Inc.	779	10,493
TICC Capital Corp.	2,394	24,539
TradeStation Group, Inc. (I)	3,233	31,489
Triangle Capital Corp.	1,411	27,077
Virtus Investment Partners, Inc. (I)	390	21,590
Westwood Holdings Group, Inc.	434	15,776

		2,094,525
Commercial Banks - 4.87%
1st Source Corp.	1,068	22,449
1st United Bancorp, Inc. (I)	1,964	12,236
Alliance Financial Corp.	404	11,680
American National Bankshares, Inc.	528	10,639
Ameris Bancorp (I)(L)	1,775	16,543
Ames National Corp.	651	11,269
Arrow Financial Corp.	764	18,749
BancFirst Corp.	510	20,385
Banco Latinoamericano de
Comercio Exterior SA	2,098	37,890
Bancorp Rhode Island, Inc.	334	14,482
Bancorp, Inc. (I)	1,830	18,538
Bank of Marin Bancorp	428	15,639
Bank of the Ozarks, Inc. (L)	954	46,374
Boston Private Financial Holdings, Inc.	5,753	37,970
Bridge Bancorp, Inc.	521	11,420
Bryn Mawr Bank Corp.	808	16,960
Camden National Corp.	555	18,193
Capital City Bank Group, Inc.	952	10,253
Cardinal Financial Corp.	2,275	25,184
Cathay General Bancorp	5,919	96,480
Center Financial Corp. (I)	2,795	18,279
Centerstate Banks, Inc.	2,197	15,401
Chemical Financial Corp.	1,729	34,027
Citizens & Northern Corp.	937	13,334
Citizens Republic Banking Corp., Inc. (I)	29,363	25,478
City Holding Company	1,179	38,046
CNB Financial Corp.	964	13,380
CoBiz Financial, Inc.	2,651	17,019
Columbia Banking System, Inc.	2,992	53,826
Community Bank Systems, Inc.	2,464	61,797
Community Trust Bancorp, Inc.	922	25,337
CVB Financial Corp.	6,853	61,471
Danvers Bancorp, Inc.	1,432	32,134
Eagle Bancorp, Inc. (I)	1,237	15,673
Enterprise Financial Services Corp. (L)	1,204	16,928
Financial Institutions, Inc.	858	14,011
First Bancorp, Inc.	779	11,257
First Bancorp/Troy NC	1,141	13,624
First Busey Corp.	4,889	24,885
First Commonwealth Financial Corp.	7,850	45,923
First Community Bancshares, Inc.	1,298	18,873
First Financial Bancorp	4,378	70,048
First Financial Bankshares, Inc. (L)	1,549	81,880
First Financial Corp./Indiana	806	26,147
First Interstate Bancsystem, Inc.	999	14,186
First Merchants Corp.	1,988	16,799
First Midwest Bancorp, Inc.	5,624	68,838
First of Long Island Corp.	538	14,494
FirstMerit Corp.	8,069	131,444
FNB Corp.	9,070	95,689
German American Bancorp, Inc.	859	15,093
Glacier Bancorp, Inc. (L)	5,418	77,044
Great Southern Bancorp, Inc.	825	15,230

The accompanying notes are an integral part of the financial statements.	172

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Hancock Holding Company (L)	2,203	$71,179
Hanmi Financial Corp. (I)	8,759	10,511
Heartland Financial USA, Inc.	977	13,981
Heritage Financial Corp.	807	10,927
Home Bancorp, Inc. (I)	657	9,947
Home Bancshares, Inc.	1,660	39,807
Hudson Valley Holding Corp.	950	20,796
Iberiabank Corp.	1,998	117,383
Independent Bank Corp. - MA (L)	1,596	47,305
International Bancshares Corp.	4,015	68,536
Investors Bancorp, Inc. (I)	3,564	53,353
Lakeland Bancorp, Inc.	1,646	17,053
Lakeland Financial Corp.	1,236	27,625
MainSource Financial Group, Inc.	1,549	11,927
MB Financial, Inc.	4,009	79,659
Merchants Bancshares, Inc.	413	10,453
Metro Bancorp, Inc. (I)	1,155	13,017
Midsouth Bancorp, Inc.	659	9,233
Nara Bancorp, Inc. (I)	2,945	25,003
National Bankshares, Inc.	549	13,796
National Penn Bancshares, Inc.	9,559	72,170
NBT Bancorp, Inc.	2,600	57,174
Northfield Bancorp, Inc. (L)	1,402	19,838
Old National Bancorp	7,048	76,118
OmniAmerican Bancorp, Inc. (I)	991	14,201
Oriental Financial Group, Inc.	3,505	43,252
Orrstown Financial Services, Inc.	554	14,470
Pacific Continental Corp.	1,567	14,526
PacWest Bancorp (L)	2,335	49,269
Park National Corp. (L)	927	62,508
Peapack Gladstone Financial Corp.	781	10,036
Penns Woods Bancorp, Inc.	343	12,146
Peoples Bancorp, Inc.	847	10,554
Pinnacle Financial Partners, Inc. (I)(L)	2,541	39,411
PrivateBancorp, Inc.	3,952	64,694
Prosperity Bancshares, Inc. (L)	3,485	152,469
Renasant Corp. (L)	1,919	28,727
Republic Bancorp, Inc., Class A	782	16,000
S&T Bancorp, Inc. (L)	1,858	34,615
Sandy Spring Bancorp, Inc.	1,703	32,067
SCBT Financial Corp.	894	27,875
Sierra Bancorp	947	10,455
Signature Bank (I)	3,061	174,232
Simmons First National Corp., Class A	1,166	30,479
Southside Bancshares, Inc.	1,193	24,051
Southwest Bancorp, Inc. (I)	1,507	18,883
State Bancorp, Inc.	1,396	18,148
StellarOne Corp.	1,666	20,392
Sterling Bancorp	2,153	20,540
Sterling Bancshares, Inc.	6,894	58,530
Suffolk Bancorp	816	12,526
Susquehanna Bancshares, Inc.	9,773	85,221
SVB Financial Group (I)(L)	3,125	185,563
SY Bancorp, Inc.	823	20,213
Taylor Capital Group, Inc. (I)	867	8,323
Texas Capital Bancshares, Inc. (I)	2,730	68,332
Tompkins Financial Corp.	574	22,243
Tower Bancorp., Inc.	776	16,257
TowneBank (L)	1,673	23,171
TriCo Bancshares	1,036	15,405
Trustmark Corp. (L)	4,798	114,384
UMB Financial Corp.	2,362	100,739
Umpqua Holdings Corp.	8,646	103,579
Union First Market Bankshares Corp.	1,444	18,252
United Bankshares, Inc. (L)	2,918	70,762

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
United Community Banks, Inc. (I)	8,084	$17,704
Univest Corp. of Pennsylvania	1,237	21,066
Virginia Commerce Bancorp, Inc. (I)	1,868	10,872
Washington Banking Company	1,240	16,455
Washington Trust Bancorp, Inc.	1,049	24,589
Webster Financial Corp.	5,316	110,892
WesBanco, Inc.	1,730	34,271
West Bancorp, Inc.	1,358	10,538
West Coast Bancorp (I)	1,472	25,701
Westamerica Bancorp. (L)	2,174	109,352
Western Alliance Bancorp (I)	4,998	36,835
Whitney Holding Corp.	7,287	97,864
Wilshire Bancorp, Inc. (I)	1,717	5,374
Wintrust Financial Corp.	2,583	83,870

		5,040,602
Consumer Finance - 0.58%
Advance America Cash Advance Centers, Inc.	4,334	26,654
Cash America International, Inc.	2,232	116,198
Credit Acceptance Corp. (I)	422	33,760
Dollar Financial Corp. (I)	2,778	63,088
EZCORP, Inc., Class A (I)	3,489	114,404
First Cash Financial Services, Inc. (I)	2,292	95,691
Nelnet, Inc., Class A	2,009	44,178
Netspend Holdings, Inc. (I)	2,352	19,710
The First Marblehead Corp. (I)(L)	4,878	8,780
World Acceptance Corp. (I)	1,238	82,550

		605,013
Diversified Financial Services - 0.40%
Compass Diversified Holdings (L)	2,759	43,068
Encore Capital Group, Inc. (I)	1,072	35,472
MarketAxess Holdings, Inc.	2,081	49,861
Marlin Business Services Corp. (I)	722	8,917
NewStar Financial, Inc. (I)	2,195	21,445
PHH Corp. (I)(L)	4,161	87,256
PICO Holdings, Inc. (I)	1,732	51,666
Portfolio Recovery Associates, Inc. (I)	1,284	111,220

		408,905
Insurance - 2.20%
Alterra Capital Holdings, Ltd.	7,157	162,822
American Equity Investment Life
Holding Company	4,424	57,468
American Safety Insurance Holdings, Ltd. (I)	836	15,491
AMERISAFE, Inc. (I)	1,451	33,576
Amtrust Financial Services, Inc.	1,690	38,414
Argo Group International Holdings, Ltd.	2,304	68,083
Baldwin & Lyons, Inc., Class B	621	14,090
Citizens, Inc., Class A (I)(L)	2,841	19,688
CNA Surety Corp. (I)	1,326	35,192
CNO Financial Group, Inc. (I)	16,714	129,366
Crawford & Company, Class B	2,160	15,746
Delphi Financial Group, Inc., Class A	3,561	103,874
Donegal Group, Inc.	915	12,819
eHealth, Inc. (I)	1,761	23,351
EMC Insurance Group, Inc.	406	8,088
Employers Holdings, Inc.	3,006	49,930
Enstar Group, Ltd. (I)	482	49,034
FBL Financial Group, Inc., Class A	1,029	32,691
First American Financial Corp.	7,769	124,926
Flagstone Reinsurance Holdings SA	3,360	29,366
FPIC Insurance Group, Inc. (I)	705	29,173
Global Indemnity PLC (I)	1,032	23,911
Greenlight Capital Re, Ltd., Class A (I)	2,114	55,471
Hallmark Financial Services, Inc. (I)	1,101	7,872

The accompanying notes are an integral part of the financial statements.	173

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Harleysville Group, Inc.	864	$27,674
Hilltop Holdings, Inc. (I)	3,114	30,673
Horace Mann Educators Corp.	2,913	47,540
Infinity Property & Casualty Corp.	919	48,854
Kansas City Life Insurance Company	347	10,441
Maiden Holdings, Ltd.	3,732	35,081
Meadowbrook Insurance Group, Inc.	4,088	40,349
Montpelier Re Holdings, Ltd.	4,941	92,940
National Financial Partners Corp. (I)	3,220	42,085
National Interstate Corp.	537	11,594
National Western Life Insurance
Company, Class A	161	24,553
Platinum Underwriters Holdings, Ltd.	2,759	94,192
Presidential Life Corp. (L)	1,772	18,695
Primerica, Inc.	1,778	38,174
ProAssurance Corp. (I)	2,271	159,674
RLI Corp.	1,349	81,277
Safety Insurance Group, Inc.	920	41,308
SeaBright Holdings, Inc.	1,818	18,416
Selective Insurance Group, Inc.	4,037	66,893
State Auto Financial Corp.	1,098	18,326
Stewart Information Services Corp.	1,425	14,920
The Navigators Group, Inc. (I)	913	43,660
The Phoenix Companies, Inc. (I)	9,078	21,606
Tower Group, Inc.	2,813	68,356
United Fire & Casualty Company	1,749	33,161
Universal Insurance Holdings, Inc.	1,521	8,198

		2,279,082
Real Estate Investment Trusts - 6.96%
Acadia Realty Trust	3,058	63,148
Agree Realty Corp.	700	15,925
Alexander’s, Inc.	144	56,480
American Campus Communities, Inc.	4,897	173,060
American Capital Agency Corp.	6,723	204,178
Anworth Mortgage Asset Corp.	8,705	63,111
Apollo Commercial Real Estate Finance, Inc.	1,395	22,780
Ashford Hospitality Trust, Inc.	3,457	49,331
Associated Estates Realty Corp.	3,136	52,873
BioMed Realty Trust, Inc.	9,785	200,495
Campus Crest Communities, Inc.	2,347	30,042
CapLease, Inc.	4,589	23,450
Capstead Mortage Corp.	5,190	68,871
CBL & Associates Properties, Inc. (L)	10,391	199,923
Cedar Shopping Centers, Inc.	4,383	23,230
Chatham Lodging Trust	1,020	16,718
Chesapeake Lodging Trust	1,213	21,591
Cogdell Spencer, Inc.	3,559	21,354
Colonial Properties Trust	5,824	122,886
Colony Financial, Inc.	1,358	25,055
Coresite Realty Corp.	1,534	27,152
Cousins Properties, Inc.	6,985	61,258
CreXus Investment Corp.	1,221	13,810
Cypress Sharpridge Investments, Inc.	5,103	65,523
DCT Industrial Trust, Inc. (L)	18,410	104,201
DiamondRock Hospitality Company	12,464	143,336
DuPont Fabros Technology, Inc. (L)	3,075	80,381
Dynex Capital, Inc.	2,095	20,782
EastGroup Properties, Inc.	2,014	94,477
Education Realty Trust, Inc.	5,528	48,094
Entertainment Properties Trust	3,475	168,816
Equity Lifestyle Properties, Inc.	1,948	114,445
Equity One, Inc.	2,986	58,555
Excel Trust, Inc.	1,288	15,611
Extra Space Storage, Inc.	6,533	142,158

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
FelCor Lodging Trust, Inc. (I)	7,402	$46,114
First Industrial Realty Trust, Inc. (I)	4,783	60,170
First Potomac Realty Trust	3,760	63,093
Franklin Street Properties Corp.	5,228	71,571
Getty Realty Corp.	1,746	45,309
Gladstone Commercial Corp.	921	17,683
Glimcher Realty Trust	7,528	77,087
Government Properties Income Trust	2,028	53,701
Hatteras Financial Corp.	4,152	121,280
Healthcare Realty Trust, Inc.	5,036	110,893
Hersha Hospitality Trust	10,278	61,874
Highwoods Properties, Inc.	5,311	191,621
Home Properties, Inc.	2,767	171,277
Hudson Pacific Properties, Inc.	1,176	18,875
Inland Real Estate Corp.	5,765	52,634
Invesco Mortgage Capital, Inc.	3,611	82,222
Investors Real Estate Trust	5,704	55,272
iStar Financial, Inc. (I)(L)	7,039	60,606
Kilroy Realty Corp.	4,045	167,746
Kite Realty Group Trust	4,387	21,979
LaSalle Hotel Properties	5,238	146,559
Lexington Realty Trust	8,000	75,520
LTC Properties, Inc.	1,890	55,793
Medical Properties Trust, Inc.	8,388	103,676
MFA Financial, Inc.	20,669	170,313
Mid-America Apartment Communities, Inc.	2,422	166,028
Mission West Properties, Inc.	1,889	15,584
Monmouth Real Estate Investment Corp.	2,305	19,800
MPG Office Trust, Inc. (I)	3,912	10,719
National Health Investments, Inc.	1,790	84,345
National Retail Properties, Inc. (L)	6,160	158,805
Newcastle Investment Corp. (I)	4,719	25,860
NorthStar Realty Finance Corp.	5,789	25,356
Omega Healthcare Investors, Inc.	7,313	155,694
One Liberty Properties, Inc.	872	13,926
Parkway Properties, Inc.	1,710	31,396
Pebblebrook Hotel Trust	2,793	60,720
Pennsylvania Real Estate Investment Trust (L)	4,199	72,055
Pennymac Mortgage Investment Trust	1,961	33,474
Post Properties, Inc.	3,606	151,813
Potlatch Corp.	2,970	106,920
PS Business Parks, Inc.	1,389	79,854
RAIT Financial Trust (I)(L)	8,158	17,458
Ramco-Gershenson Properties Trust	2,909	38,224
Redwood Trust, Inc. (L)	5,850	90,968
Resource Capital Corp.	3,763	25,513
Retail Opportunity Investments Corp.	3,153	34,557
Sabra Healthcare, Inc.	1,927	33,549
Saul Centers, Inc.	504	20,120
Sovran Self Storage, Inc.	2,075	87,067
Starwood Property Trust, Inc.	5,308	115,396
Strategic Hotels & Resorts, Inc. (I)	10,647	71,228
Sun Communities, Inc.	1,427	56,852
Sunstone Hotel Investors, Inc. (I)	8,930	90,818
Tanger Factory Outlet Centers, Inc.	5,992	164,540
Terreno Realty Corp.	797	13,589
Two Harbors Investment Corp.	3,038	32,628
U-Store-It Trust	7,062	79,589
UMH Properties, Inc.	1,063	10,683
Universal Health Realty Income Trust	859	37,203
Urstadt Biddle Properties, Inc., Class A	1,707	32,706
Walter Investment Management Corp.	1,935	33,901
Washington Real Estate Investment Trust	4,770	164,708

The accompanying notes are an integral part of the financial statements.	174

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Winthrop Realty Trust	1,820	$22,331

		7,201,945
Real Estate Management & Development - 0.14%
Avatar Holdings, Inc. (I)	713	12,684
Brookfield Residential Properties, Inc. (I)(L)	582	5,983
Consolidated-Tomoka Land Company	457	13,824
Forestar Group, Inc. (I)	2,772	50,534
Kennedy-Wilson Holdings, Inc.	1,595	18,343
Tejon Ranch Company (I)	1,016	37,440
Thomas Properties Group, Inc. (I)	2,869	9,496

		148,304
Thrifts & Mortgage Finance - 1.04%
Abington Bancorp, Inc.	1,630	18,566
Astoria Financial Corp.	6,409	93,059
Bank Mutual Corp.	3,771	15,386
BankFinancial Corp.	1,555	13,218
Beneficial Mutual Bancorp, Inc. (I)	2,654	22,320
Berkshire Hill Bancorp, Inc.	1,096	24,167
BofI Holding, Inc. (I)	617	9,341
Brookline Bancorp, Inc.	4,502	39,302
Clifton Savings Bancorp, Inc.	834	9,157
Dime Community Bancshares	2,011	28,194
ESB Financial Corp.	919	10,532
ESSA Bancorp, Inc.	1,126	13,264
Federal Agricultural Mortgage Corp., Class C	757	14,421
First Financial Holdings, Inc.	1,373	13,730
First Niagara Financial Group, Inc.	1,241	17,622
Flagstar Bancorp, Inc. (I)	5,422	7,699
Flushing Financial Corp.	2,394	32,127
Home Federal Bancorp, Inc.	1,412	15,716
Kearny Financial Corp.	1,203	11,332
Meridian Interstate Bancorp, Inc. (I)	743	9,874
MGIC Investment Corp. (I)	15,147	122,085
Northwest Bancshares, Inc.	8,184	102,709
OceanFirst Financial Corp.	1,150	15,640
Ocwen Financial Corp. (I)	5,667	68,117
Oritani Financial Corp.	4,245	53,147
Provident Financial Services, Inc.	4,409	63,005
Provident New York Bancorp	2,740	25,235
Radian Group, Inc. (L)	10,089	50,243
Rockville Financial, Inc.	986	9,387
Territorial Bancorp, Inc.	947	19,129
The PMI Group, Inc. (I)	11,018	15,976
TrustCo Bank Corp.	5,901	34,934
United Financial Bancorp, Inc.	1,328	21,235
Viewpoint Financial Group	1,181	15,388
Westfield Financial, Inc.	2,430	20,461
WSFS Financial Corp.	468	19,548

		1,075,266

		18,853,642
Health Care - 12.01%
Biotechnology - 3.28%
Acorda Therapeutics, Inc. (I)	2,924	96,053
Affymax, Inc. (I)	1,725	12,213
Alkermes, Inc. (I)	7,107	130,200
Allos Therapeutics, Inc. (I)(L)	6,202	13,644
Alnylam Pharmaceuticals, Inc. (I)(L)	2,821	29,536
AMAG Pharmaceuticals, Inc. (I)	1,655	30,551
Ardea Biosciences, Inc. (I)(L)	1,159	28,963
Arena Pharmaceuticals, Inc. (I)	9,789	14,096
Ariad Pharmaceuticals, Inc. (I)	9,571	83,076
Arqule, Inc. (I)	3,805	27,472

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Array BioPharma, Inc. (I)	4,718	$12,597
AVEO Pharmaceuticals, Inc. (I)	869	15,929
AVI BioPharma, Inc. (I)	8,703	14,012
BioCryst Pharmaceuticals, Inc. (I)	2,442	8,498
BioMimetic Therapeutics, Inc. (I)	1,485	12,281
Biosante Pharmaceuticals, Inc. (I)(L)	6,569	20,561
BioSpecifics Technologies Corp. (I)	328	7,892
Biotime, Inc. (I)(L)	1,967	10,209
Celldex Therapeutics, Inc. (I)	2,679	9,778
Cepheid, Inc. (I)(L)	4,472	143,641
Chelsea Therapeutics International, Inc. (I)	3,729	16,967
Codexis, Inc. (I)	997	10,917
Cubist Pharmaceuticals, Inc. (I)	4,353	167,721
Curis, Inc. (I)(L)	5,961	22,384
Cytori Therapeutics, Inc. (I)(L)	3,604	20,615
Dyax Corp. (I)	8,210	18,555
Dynavax Technologies Corp. (I)	7,381	20,372
Emergent Biosolutions, Inc. (I)	1,500	37,470
Enzon Pharmaceuticals, Inc. (I)	3,703	38,844
Exact Sciences Corp. (I)	3,568	26,617
Exelixis, Inc. (I)(L)	8,190	95,250
Genomic Health, Inc. (I)	1,054	29,017
Geron Corp. (I)	9,276	40,722
Halozyme Therapeutics, Inc. (I)	5,966	40,211
Idenix Pharmaceuticals, Inc. (I)	2,893	13,742
Immunogen, Inc. (I)	5,129	62,369
Immunomedics, Inc. (I)	5,135	22,697
Incyte Corp. (I)(L)	6,623	117,426
Inhibitex, Inc. (I)(L)	4,058	18,626
InterMune, Inc. (I)	3,414	127,001
Ironwood Pharmaceuticals, Inc. (I)	1,625	24,570
Isis Pharmaceuticals, Inc. (I)(L)	7,120	65,718
Keryx Biopharmaceuticals Inc. (I)	3,983	21,588
Lexicon Pharmaceuticals, Inc. (I)	15,199	24,774
Ligand Pharmaceuticals, Inc., Class B (I)	1,571	16,653
Mannkind Corp. (I)(L)	5,193	21,187
Maxygen, Inc.	2,577	13,555
Medivation, Inc. (I)	2,597	62,614
Metabolix, Inc. (I)(L)	2,136	18,882
Micromet, Inc. (I)(L)	6,971	43,150
Momenta Pharmaceuticals, Inc. (I)(L)	3,342	66,873
Nabi Biopharmaceuticals (I)	3,290	18,095
Neurocrine Biosciences, Inc. (I)	3,708	30,591
Novavax, Inc. (I)(L)	7,149	17,229
NPS Pharmaceuticals, Inc. (I)	5,076	48,577
Nymox Pharmaceutical Corp. (I)(L)	1,486	12,245
Omeros Corp. (I)(L)	1,595	7,433
Onyx Pharmaceuticals, Inc. (I)	4,699	199,473
Opko Health, Inc. (I)	6,744	25,357
Osiris Therapeutics, Inc. (I)	1,416	10,521
PDL BioPharma, Inc.	10,520	69,853
Peregrine Pharmaceuticals, Inc. (I)	5,319	11,329
Pharmacyclics, Inc. (I)	3,409	24,068
Pharmasset, Inc. (I)	2,415	246,813
Progenics Pharmaceuticals, Inc. (I)(L)	2,330	19,316
Rigel Pharmaceuticals, Inc. (I)	4,089	33,939
Sangamo Biosciences, Inc. (I)(L)	3,449	24,488
Savient Pharmaceuticals, Inc. (I)	5,097	43,274
SciClone Pharmaceuticals, Inc. (I)	2,940	17,140
Seattle Genetics, Inc. (I)(L)	7,034	136,249
SIGA Technologies, Inc. (I)(L)	2,631	36,676
Spectrum Pharmaceuticals, Inc. (I)	3,800	36,176
StemCells, Inc. (I)	10,380	6,857
SuperGen, Inc. (I)	4,534	14,872
Synta Pharmaceuticals Corp. (I)	1,815	10,346

The accompanying notes are an integral part of the financial statements.	175

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Targacept, Inc. (I)	1,800	$40,500
Theravance, Inc. (I)	4,707	122,994
Vanda Pharmaceuticals, Inc. (I)	2,218	16,546
Vical, Inc. (I)	5,892	22,625
Zalicus Inc. (I)	5,580	14,731
ZIOPHARM Oncology, Inc. (I)	4,553	32,417

		3,399,019
Health Care Equipment & Supplies - 3.19%
Abaxis, Inc. (I)(L)	1,668	51,925
ABIOMED, Inc. (I)	2,400	45,072
Accuray, Inc. (I)	4,157	31,759
Align Technology, Inc. (I)	4,465	109,393
Alphatec Holdings, Inc. (I)(L)	4,348	16,479
American Medical Systems Holdings, Inc. (I)	5,650	169,161
Analogic Corp.	950	50,778
Angiodynamics, Inc. (I)	1,888	29,642
Antares Pharma, Inc. (I)	6,061	11,213
Arthrocare Corp. (I)	2,034	69,665
Atrion Corp.	110	20,332
Cantel Medical Corp.	987	23,402
Cerus Corp. (I)(L)	3,880	11,640
Conceptus, Inc. (I)	2,405	30,616
CONMED Corp. (I)	2,176	61,581
CryoLife, Inc. (I)	2,372	13,307
Cutera, Inc. (I)	1,157	10,575
Cyberonics, Inc. (I)	2,077	67,814
Cynosure, Inc. (I)	829	10,802
Delcath Systems, Inc. (I)(L)	3,395	20,540
DexCom, Inc. (I)	4,654	73,394
Endologix, Inc. (I)	3,786	32,446
Exactech, Inc. (I)	697	13,090
Greatbatch, Inc. (I)	1,727	49,997
Haemonetics Corp. (I)	1,854	125,386
HeartWare International, Inc. (I)	698	50,849
ICU Medical, Inc. (I)	875	37,940
Immucor, Inc. (I)	5,255	109,987
Insulet Corp. (I)(L)	3,303	69,627
Integra LifeSciences Holdings Corp. (I)	1,575	80,782
Invacare Corp.	2,168	72,801
IRIS International, Inc. (I)	1,403	14,030
Kensey Nash Corp. (I)	586	15,418
MAKO Surgical Corp. (I)(L)	2,314	76,177
Masimo Corp. (L)	3,890	119,501
Medical Action Industries, Inc. (I)	1,230	11,980
Meridian Bioscience, Inc. (L)	3,057	72,940
Merit Medical Systems, Inc. (I)	2,682	52,621
Natus Medical, Inc. (I)	2,176	36,535
Neogen Corp. (I)	1,725	77,349
NuVasive, Inc. (I)(L)	2,963	100,120
NxStage Medical, Inc. (I)	2,061	38,767
OraSure Technologies, Inc. (I)	3,556	30,653
Orthofix International NV (I)	1,334	54,467
Orthovita, Inc. (I)	5,584	21,387
Palomar Medical Technologies, Inc. (I)	1,443	20,462
Quidel Corp. (I)(L)	1,898	29,115
Rochester Medical Corp. (I)	957	9,666
RTI Biologics, Inc. (I)	4,720	14,396
Sirona Dental Systems, Inc. (I)	2,510	135,691
Solta Medical, Inc. (I)	4,783	15,114
SonoSite, Inc. (I)	1,023	36,531
Spectranetics Corp. (I)	2,659	15,981
STAAR Surgical Company (I)	2,827	16,736
Stereotaxis, Inc. (I)	2,753	9,498
STERIS Corp.	4,410	159,157

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
SurModics, Inc. (I)	1,410	$20,530
Symmetry Medical, Inc. (I)	2,772	28,330
Syneron Medical, Ltd., ADR (I)	2,719	35,293
Synovis Life Technologies, Inc. (I)	909	15,958
TomoTherapy, Inc. (I)	4,067	17,813
Unilife Corp. (I)(L)	3,657	17,883
Vascular Solutions, Inc. (I)	1,328	17,516
Volcano Corp. (I)	3,783	118,900
West Pharmaceutical Services, Inc. (L)	2,476	115,084
Wright Medical Group, Inc. (I)	2,957	45,981
Young Innovations, Inc.	447	12,780
Zoll Medical Corp. (I)	1,607	97,722

		3,300,077
Health Care Providers & Services - 3.22%
Accretive Health, Inc. (I)	892	21,711
Air Methods Corp. (I)	831	50,733
Alliance HealthCare Services, Inc. (I)	2,384	10,323
Allied Healthcare International, Inc. (I)	3,806	9,896
Almost Family, Inc. (I)	619	18,700
Amedisys, Inc. (I)	2,151	67,326
America Service Group, Inc.	717	18,620
American Dental Partners, Inc. (I)	1,291	17,170
AMERIGROUP Corp. (I)(L)	3,845	272,649
AMN Healthcare Services, Inc. (I)	3,077	26,616
AmSurg Corp. (I)	2,321	60,137
Assisted Living Concepts, Inc.	745	24,995
Bio-Reference Labs, Inc. (I)	1,785	44,500
BioScrip, Inc. (I)	3,101	23,723
Capital Senior Living Corp. (I)	2,117	20,344
CardioNet, Inc. (I)	2,066	11,590
Catalyst Health Solutions, Inc. (I)	2,837	173,142
Centene Corp. (I)	3,671	127,751
Chemed Corp.	1,677	113,315
Chindex International, Inc. (I)	1,071	16,054
Continucare Corp. (I)	2,324	10,946
Corvel Corp. (I)	539	28,535
Cross Country Healthcare, Inc. (I)	2,488	19,083
Emeritus Corp. (I)(L)	1,710	40,014
Examworks Group, Inc. (I)	897	22,784
Five Star Quality Care, Inc. (I)	2,430	18,760
Gentiva Health Services, Inc. (I)	2,238	54,786
Hanger Orthopedic Group, Inc. (I)	1,948	48,992
Healthsouth Corp. (I)(L)	6,998	196,434
Healthspring, Inc. (I)	4,337	190,177
Healthways, Inc. (I)	2,599	42,130
HMS Holdings Corp. (I)	2,027	158,228
IPC The Hospitalist Co, Inc. (I)	1,216	61,748
Kindred Healthcare, Inc. (I)	2,950	72,393
Landauer, Inc.	702	41,923
LCA-Vision, Inc. (I)	1,525	8,662
LHC Group, Inc. (I)	1,174	31,675
Magellan Health Services, Inc. (I)	2,473	130,921
MedCath Corp. (I)	1,566	21,235
Metropolitan Health Networks, Inc. (I)	3,122	15,204
Molina Healthcare, Inc. (I)	1,721	46,763
MWI Veterinary Supply, Inc. (I)	934	78,736
National Healthcare Corp.	642	30,598
Owens & Minor, Inc.	4,659	161,201
PharMerica Corp. (I)	2,368	29,221
PSS World Medical, Inc. (I)(L)	4,272	124,828
RehabCare Group, Inc. (I)	1,872	70,350
Rural/Metro Corp. (I)	1,451	24,957
Select Medical Holdings Corp. (I)	3,808	36,176
Skilled Healthcare Group, Inc. (I)	1,493	16,931

The accompanying notes are an integral part of the financial statements.	176

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Sun Healthcare Group, Inc. (I)	1,889	$18,833
Sunrise Senior Living, Inc. (I)	4,210	41,847
Team Health Holdings, Inc. (I)	1,196	26,790
The Ensign Group, Inc.	1,069	31,963
The Providence Service Corp. (I)	1,028	13,981
Triple-S Management Corp., Class B (I)	1,511	33,287
Universal American Corp.	2,409	22,404
US Physical Therapy, Inc.	805	20,721
WellCare Health Plans, Inc. (I)	3,173	156,270

		3,329,782
Health Care Technology - 0.45%
athenahealth, Inc. (I)(L)	2,497	111,791
Computer Programs & Systems, Inc.	734	46,059
MedAssets, Inc. (I)	3,293	47,913
Medidata Solutions, Inc. (I)	1,425	32,761
Merge Healthcare, Inc. (I)	4,010	24,341
Omnicell, Inc. (I)	2,514	38,741
Quality Systems, Inc.	1,408	121,201
Transcend Services, Inc. (I)	714	19,021
Vital Images, Inc. (I)	1,222	22,864

		464,692
Life Sciences Tools & Services - 0.48%
Affymetrix, Inc. (I)	5,492	33,446
Albany Molecular Research, Inc. (I)	2,018	10,151
Bruker Corp. (I)	5,440	107,277
Caliper Life Sciences, Inc. (I)	3,426	24,564
Cambrex Corp. (I)	2,489	12,171
Enzo Biochem, Inc. (I)	2,782	11,128
eResearch Technology, Inc. (I)	3,629	23,008
Furiex Pharmaceuticals, Inc. (I)	755	12,835
Kendle International, Inc. (I)	1,284	19,324
Luminex Corp. (I)	2,829	59,041
Pacific Biosciences of California, Inc. (I)	1,174	14,053
Parexel International Corp. (I)	4,396	110,647
Sequenom, Inc. (I)	7,480	59,316

		496,961
Pharmaceuticals - 1.39%
Akorn, Inc. (I)	4,304	29,310
Auxilium Pharmaceuticals, Inc. (I)	3,189	71,402
AVANIR Pharmaceuticals, Class A (I)(L)	7,056	31,823
Cadence Pharmaceuticals, Inc. (I)(L)	2,521	24,302
Clinical Data, Inc. (I)	891	846
Corcept Therapeutics, Inc. (I)	2,488	12,291
Depomed, Inc. (I)	4,029	36,744
Durect Corp. (I)	6,895	24,133
Hi-Tech Pharmacal Company, Inc. (I)	820	23,009
Impax Laboratories, Inc. (I)	4,742	127,323
Indevus Pharmaceuticals, Inc. (I)	156	12
Jazz Pharmaceuticals, Inc. (I)	1,136	33,273
MAP Pharmaceuticals, Inc. (I)	1,243	21,119
Medicis Pharmaceutical Corp., Class A	4,547	170,376
Nektar Therapeutics (I)	8,680	84,022
Obagi Medical Products, Inc. (I)	1,471	14,695
Optimer Pharmaceuticals, Inc. (I)	3,089	44,821
Pain Therapeutics, Inc. (I)	2,927	29,124
Par Pharmaceutical Companies, Inc. (I)	2,654	91,191
Pozen, Inc. (I)(L)	2,214	11,402
Questcor Pharmaceuticals, Inc. (I)	4,160	95,971
Salix Pharmaceuticals, Ltd. (I)	4,305	172,329
Santarus, Inc. (I)	4,280	14,894
Somaxon Pharmaceuticals, Inc. (I)(L)	3,127	7,192
The Medicines Company (I)	4,042	77,243
Viropharma, Inc. (I)	5,831	112,830

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Vivus, Inc. (I)(L)	6,213	$54,488
XenoPort, Inc. (I)	2,560	19,840

		1,436,005

		12,426,536
Industrials - 13.80%
Aerospace & Defense - 1.60%
AAR Corp. (L)	2,937	77,507
Aerovironment, Inc. (I)	1,268	38,281
American Science & Engineering, Inc.	669	57,889
Astronics Corp. (I)	751	20,134
Ceradyne, Inc. (I)	1,909	85,447
Cubic Corp.	1,171	60,002
Curtiss-Wright Corp.	3,423	116,759
DigitalGlobe, Inc. (I)	2,050	50,471
Ducommun, Inc.	826	16,214
Esterline Technologies Corp. (I)	2,224	168,179
GenCorp, Inc. (I)(L)	4,640	29,139
GeoEye, Inc. (I)	1,668	55,328
HEICO Corp.	2,741	150,700
Hexcel Corp. (I)	7,266	150,188
Kratos Defense & Security Solutions, Inc. (I)	1,809	21,961
LMI Aerospace, Inc. (I)	731	15,600
Moog, Inc., Class A (I)	3,386	138,995
National Presto Industries, Inc.	354	37,117
Orbital Sciences Corp., Class A (I)	4,353	81,880
Taser International, Inc. (I)(L)	5,062	22,931
Teledyne Technologies, Inc. (I)	2,709	133,012
The Keyw Holding Corp. (I)	870	9,814
Triumph Group, Inc.	1,236	115,591

		1,653,139
Air Freight & Logistics - 0.35%
Air Transport Services Group, Inc. (I)	4,140	30,843
Atlas Air Worldwide Holdings, Inc. (I)	1,943	122,972
Forward Air Corp.	2,212	77,641
HUB Group, Inc., Class A (I)	2,811	107,268
Pacer International, Inc. (I)	2,849	14,872
Park-Ohio Holdings Corp. (I)	629	13,373

		366,969
Airlines - 0.58%
Alaska Air Group, Inc. (I)	2,662	179,791
Allegiant Travel Company (I)(L)	1,152	52,543
Hawaiian Holdings, Inc. (I)	4,010	22,215
JetBlue Airways Corp. (I)(L)	18,312	111,154
Pinnacle Airlines Corp. (I)	1,573	7,661
Republic Airways Holdings, Inc. (I)(L)	3,736	18,232
Skywest, Inc.	4,196	64,744
Southwest Airlines Company (L)	3,248	38,424
US Airways Group, Inc. (I)	12,144	110,510

		605,274
Building Products - 0.56%
AAON, Inc.	942	31,745
Ameresco, Inc., Class A (I)	718	10,497
American Woodmark Corp.	714	14,337
Ameron International Corp.	695	46,690
AO Smith Corp.	2,710	112,384
Apogee Enterprises, Inc.	2,173	28,771
Builders FirstSource, Inc. (I)	3,923	9,494
Gibraltar Industries, Inc. (I)	2,339	30,547
Griffon Corp. (I)	3,420	36,218
Insteel Industries, Inc.	1,425	19,437
NCI Building Systems, Inc. (I)	1,543	16,757

The accompanying notes are an integral part of the financial statements.	177

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Quanex Building Products Corp.	2,814	$55,830
Simpson Manufacturing Company, Inc.	2,962	82,995
Trex Company, Inc. (I)	1,170	35,755
Universal Forest Products, Inc.	1,474	43,085

		574,542
Commercial Services & Supplies - 2.19%
ABM Industries, Inc.	3,886	88,523
ACCO Brands Corp. (I)	4,191	34,785
American Reprographics Company (I)	2,911	27,305
APAC Customer Services, Inc. (I)	2,544	14,882
Casella Waste Systems, Inc., Class A (I)	2,007	12,644
Cenveo, Inc. (I)	4,399	28,506
Clean Harbors, Inc. (I)	1,701	172,073
Consolidated Graphics, Inc. (I)	714	39,406
Courier Corp.	993	11,211
Deluxe Corp.	3,854	99,202
EnergySolutions, Inc.	6,682	34,145
EnerNOC, Inc. (I)(L)	1,512	27,292
Ennis, Inc.	2,012	38,409
Fuel Tech, Inc. (I)	1,471	12,415
G&K Services, Inc., Class A	1,398	44,219
Healthcare Services Group, Inc.	4,937	84,225
Herman Miller, Inc.	4,268	107,127
Higher One Holdings, Inc. (I)	807	12,371
HNI Corp.	3,386	84,345
InnerWorkings, Inc. (I)	1,955	16,559
Interface, Inc., Class A	3,779	72,746
Kimball International, Inc., Class B	2,502	16,964
Knoll, Inc. (L)	3,523	67,606
M&F Worldwide Corp. (I)	832	17,638
McGrath Rentcorp	1,808	50,696
Metalico, Inc. (I)	2,912	17,239
Mine Safety Appliances Company (L)	1,977	74,296
Mobile Mini, Inc. (I)	2,733	61,493
Multi-Color Corp.	915	20,688
Rollins, Inc.	4,785	96,274
Schawk, Inc., Class A	880	15,294
Standard Parking Corp. (I)	1,202	19,809
Steelcase, Inc., Class A	5,711	62,079
SYKES Enterprises, Inc. (I)	3,145	68,026
Team, Inc. (I)	1,443	33,189
Tetra Tech, Inc. (I)	4,596	111,821
The Brinks Company	3,590	106,803
The Geo Group, Inc. (I)	4,567	112,303
Unifirst Corp.	1,057	56,676
United Stationers, Inc.	1,817	134,494
US Ecology, Inc.	1,423	24,959
Viad Corp.	1,564	35,378

		2,266,115
Construction & Engineering - 0.71%
Comfort Systems USA, Inc.	2,870	29,762
Dycom Industries, Inc. (I)	2,638	45,083
EMCOR Group, Inc. (I)	4,948	150,271
Furmanite Corp. (I)	2,863	21,702
Granite Construction, Inc.	2,614	71,859
Great Lakes Dredge & Dock Corp.	4,426	26,866
Insituform Technologies, Inc., Class A (I)	2,962	76,449
Layne Christensen Company (I)	1,475	43,616
MasTec, Inc. (I)	3,989	83,968
Michael Baker Corp. (I)	618	16,068
MYR Group, Inc. (I)	1,502	33,870
Northwest Pipe Company (I)	744	19,448
Orion Marine Group, Inc. (I)	2,088	22,216

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Pike Electric Corp. (I)	1,307	$11,645
Primoris Services Corp.	1,714	21,716
Sterling Construction Company, Inc. (I)	1,243	16,557
Tutor Perini Corp.	2,005	40,702

		731,798
Electrical Equipment - 1.56%
A123 Systems, Inc. (I)(L)	5,595	34,409
Acuity Brands, Inc. (L)	3,242	197,632
Advanced Battery Technologies, Inc. (I)(L)	5,126	7,689
American Superconductor Corp. (I)(L)	3,812	40,750
AZZ, Inc.	929	40,987
Belden, Inc.	3,502	125,862
Brady Corp., Class A	3,660	126,160
Broadwind Energy, Inc. (I)	7,783	13,542
Capstone Turbine Corp. (I)(L)	18,714	32,562
Encore Wire Corp.	1,381	33,544
Ener1, Inc. (I)	5,103	6,379
EnerSys (I)	3,612	129,310
Franklin Electric Company, Inc.	1,746	77,697
Fuelcell Energy, Inc. (I)(L)	8,732	16,591
Generac Holdings, Inc. (I)	1,487	27,376
GrafTech International, Ltd. (I)	9,021	190,704
II-VI, Inc. (I)	1,872	106,442
LaBarge, Inc. (I)	1,004	19,237
LSI Industries, Inc.	1,549	11,648
Polypore International, Inc. (I)	1,630	106,847
Powell Industries, Inc. (I)	668	22,946
PowerSecure International, Inc. (I)	1,548	12,678
Preformed Line Products Company	178	12,738
Satcon Technology Corp. (I)(L)	8,833	23,496
UQM Technologies, Inc. (I)(L)	3,078	8,064
Vicor Corp.	1,476	24,443
Woodward, Inc.	4,577	161,202

		1,610,935
Industrial Conglomerates - 0.18%
Raven Industries, Inc.	1,215	68,040
Seaboard Corp.	23	53,130
Standex International Corp.	948	31,493
Tredegar Industries, Inc.	1,852	35,910

		188,573
Machinery - 3.02%
3D Systems Corp. (I)	2,752	55,012
Actuant Corp., Class A	5,073	127,535
Alamo Group, Inc.	503	12,827
Albany International Corp., Class A	2,100	57,960
Altra Holdings, Inc. (I)	2,025	53,359
American Railcar Industries, Inc. (I)	732	17,568
Ampco-Pittsburgh Corp.	676	15,981
Astec Industries, Inc. (I)	1,485	55,717
Badger Meter, Inc. (L)	1,120	41,686
Barnes Group, Inc.	3,670	88,484
Blount International, Inc. (I)	3,606	61,122
Briggs & Stratton Corp.	3,759	78,375
Cascade Corp.	684	27,791
Chart Industries, Inc. (I)	2,161	104,981
CIRCOR International, Inc.	1,284	56,894
CLARCOR, Inc.	3,763	160,341
Colfax Corp. (I)	1,809	40,757
Columbus McKinnon Corp./NY (I)	1,477	28,802
Commercial Vehicle Group, Inc. (I)	1,873	28,994
Douglas Dynamics, Inc.	855	13,244
Dynamic Materials Corp.	995	22,407
Energy Recovery, Inc. (I)	3,642	10,052

The accompanying notes are an integral part of the financial statements.	178

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
EnPro Industries, Inc. (I)	1,529	$69,692
ESCO Technologies, Inc.	1,990	74,764
Federal Signal Corp.	4,818	31,654
Flow International Corp. (I)	3,840	15,782
Force Protection, Inc. (I)	5,405	26,160
FreightCar America, Inc. (I)	926	25,604
Graham Corp.	788	17,974
Greenbrier Companies, Inc. (I)	1,615	42,087
John Bean Technologies Corp.	2,101	41,264
Kadant, Inc. (I)	953	28,037
Kaydon Corp.	2,498	90,852
LB Foster Co.	775	28,102
Lindsay Corp.	933	62,586
Lydall, Inc. (I)	1,422	17,007
Meritor, Inc. (I)	7,070	116,726
Met-Pro Corp.	1,269	14,758
Middleby Corp. (I)	1,245	107,132
Miller Industries, Inc.	813	13,984
Mueller Industries, Inc.	2,802	104,178
Mueller Water Products, Inc.	11,850	47,874
NACCO Industries, Inc., Class A	430	42,054
Nordson Corp.	5,120	266,342
PMFG, Inc. (I)	1,365	27,300
RBC Bearings, Inc. (I)	1,628	65,120
Robbins & Myers, Inc.	2,880	126,893
Sauer-Danfoss, Inc. (I)	874	46,672
Sun Hydraulics, Inc.	950	46,009
Tecumseh Products Company, Class A (I)	1,486	15,425
Tennant Company	1,410	54,468
The Gorman-Rupp Company	923	40,520
Titan International, Inc.	2,626	72,189
TriMas Corp. (I)	1,135	23,154
Twin Disc, Inc.	642	21,417
Wabash National Corp. (I)	5,135	49,655
Watts Water Technologies, Inc., Class A (L)	2,186	76,488
Xerium Technologies, Inc. (I)	613	12,738

		3,122,550
Marine - 0.07%
Baltic Trading, Ltd.	1,368	8,700
Eagle Bulk Shipping, Inc. (I)(L)	4,906	14,129
Excel Maritime Carriers, Ltd. (I)(L)	3,131	10,677
Genco Shipping & Trading, Ltd. (I)(L)	2,178	17,337
Horizon Lines, Inc. (L)	2,557	2,864
International Shipholding Corp.	473	10,695
Ultrapetrol Bahamas, Ltd. (I)	1,955	10,146

		74,548
Professional Services - 1.07%
Acacia Research - Acacia Technologies (I)	2,543	98,567
Barrett Business Services, Inc.	704	10,757
CBIZ, Inc. (I)(L)	2,704	20,686
CDI Corp.	1,005	14,120
CoStar Group, Inc. (I)(L)	1,557	98,247
CRA International, Inc. (I)	880	24,640
Exponent, Inc. (I)	1,044	44,767
GP Strategies Corp. (I)	1,200	16,632
Heidrick & Struggles International, Inc.	1,331	27,884
Hill International, Inc. (I)	2,032	9,347
Hudson Highland Group, Inc. (I)	2,578	13,535
Huron Consulting Group, Inc. (I)	1,682	51,015
ICF International, Inc. (I)	1,311	33,719
Insperity, Inc.	1,636	51,469
Kelly Services, Inc., Class A (I)	2,001	35,278
Kforce, Inc. (I)	2,319	31,283

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Korn/Ferry International (I)	3,466	$74,034
Mistras Group, Inc. (I)	1,097	19,099
Navigant Consulting Company (I)	3,871	39,097
On Assignment, Inc. (I)	2,817	31,466
Resources Connection, Inc.	3,525	49,738
School Specialty, Inc. (I)	1,502	23,101
SFN Group, Inc. (I)	3,922	40,750
The Advisory Board Company (I)	1,161	61,034
The Corporate Executive Board Company	2,567	107,942
The Dolan Company (I)	2,334	24,460
TrueBlue, Inc. (I)	3,339	48,883
VSE Corp.	354	9,324

		1,110,874
Road & Rail - 1.02%
AMERCO, Inc. (I)	640	57,786
Arkansas Best Corp.	1,940	47,511
Avis Budget Group, Inc. (I)(L)	7,734	136,041
Celadon Group, Inc. (I)	1,597	22,358
Dollar Thrifty Automotive Group, Inc. (I)	2,150	178,343
Genesee & Wyoming, Inc., Class A (I)	2,882	171,047
Heartland Express, Inc. (L)	3,791	63,006
Knight Transportation, Inc.	4,436	75,856
Marten Transport, Ltd.	1,205	27,040
Old Dominion Freight Line, Inc. (I)	3,127	116,731
Patriot Transportation Holding, Inc. (I)	378	8,467
RailAmerica, Inc. (I)	1,744	27,398
Roadrunner Transportation Systems, Inc. (I)	855	12,825
Saia, Inc. (I)	1,272	19,983
USA Truck, Inc. (I)	719	8,499
Werner Enterprises, Inc.	3,207	80,432

		1,053,323
Trading Companies & Distributors - 0.89%
Aceto Corp.	2,079	14,657
Aircastle, Ltd.	3,831	48,041
Applied Industrial Technologies, Inc.	3,156	112,417
Beacon Roofing Supply, Inc. (I)	3,436	75,283
CAI International, Inc. (I)	821	19,179
DXP Enterprises, Inc. (I)	656	16,990
H&E Equipment Services, Inc. (I)	2,117	30,718
Houston Wire & Cable Company (L)	1,417	22,658
Interline Brands, Inc. (I)	2,487	45,935
Kaman Corp., Class A	1,941	70,031
RSC Holdings, Inc. (I)	3,730	49,870
Rush Enterprises, Inc., Class A (I)	2,421	48,347
Seacube Container Leasing, Ltd.	876	15,724
TAL International Group, Inc.	1,258	42,432
Textainer Group Holdings, Ltd.	697	22,492
Titan Machinery, Inc. (I)	981	26,281
United Rentals, Inc. (I)(L)	4,541	124,151
Watsco, Inc.	2,066	138,298

		923,504

		14,282,144
Information Technology - 17.42%
Communications Equipment - 2.76%
Acme Packet, Inc. (I)(L)	3,524	266,732
ADTRAN, Inc. (L)	4,643	198,999
Anaren, Inc. (I)	1,133	19,374
Arris Group, Inc. (I)	9,528	107,571
Aruba Networks, Inc. (I)(L)	5,805	164,978
Aviat Networks, Inc. (I)	4,670	21,809
Bel Fuse, Inc., Class B	845	16,537
BigBand Networks, Inc. (I)	4,468	9,383

The accompanying notes are an integral part of the financial statements.	179

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Black Box Corp.	1,317	$43,408
Blue Coat Systems, Inc. (I)	3,146	72,201
Calix, Inc. (I)	862	18,593
Comtech Telecommunications Corp.	2,152	59,804
DG FastChannel, Inc. (I)	1,904	67,364
Digi International, Inc. (I)	1,979	23,332
EMS Technologies, Inc. (I)	1,191	31,073
Emulex Corp. (I)	6,570	61,101
Extreme Networks, Inc. (I)	7,011	23,277
Finisar Corp. (I)(L)	6,109	146,738
Globecomm Systems, Inc. (I)	1,716	25,157
Harmonic, Inc. (I)	8,452	65,841
Infinera Corp. (I)	6,675	47,393
InterDigital, Inc. (L)	3,299	141,890
Ixia (I)	2,605	41,003
KVH Industries, Inc. (I)	1,225	14,504
Loral Space & Communications, Inc. (I)	814	54,147
Meru Networks, Inc. (I)	443	7,934
Netgear, Inc. (I)	2,661	111,363
Network Equipment Technologies, Inc. (I)	2,608	7,146
Oclaro, Inc. (I)	3,735	35,744
Oplink Communications, Inc. (I)	1,461	26,999
OpNext, Inc. (I)	3,470	9,994
PC-Tel, Inc. (I)	1,593	11,024
Plantronics, Inc. (L)	3,606	131,907
Powerwave Technologies, Inc. (I)	12,809	48,418
Riverbed Technology, Inc. (I)	10,054	381,248
Seachange International, Inc. (I)	2,198	24,749
ShoreTel, Inc. (I)	3,501	38,511
Sonus Networks, Inc. (I)	15,707	50,891
Sycamore Networks, Inc.	1,468	35,584
Symmetricom, Inc. (I)	3,484	19,754
Tekelec, Inc. (I)	5,254	47,811
UTStarcom, Inc. (I)(L)	9,298	18,317
Viasat, Inc. (I)	2,494	110,409

		2,860,012
Computers & Peripherals - 0.60%
Avid Technology, Inc. (I)	2,201	38,451
Cray, Inc. (I)	2,797	17,901
Electronics for Imaging, Inc. (I)	3,420	61,731
Hypercom Corp. (I)	3,482	37,223
Imation Corp. (I)	2,287	22,230
Immersion Corp. (I)	2,267	19,247
Intermec, Inc. (I)	3,775	45,602
Intevac, Inc. (I)	1,745	20,713
Novatel Wireless, Inc. (I)	2,464	13,158
Quantum Corp. (I)	17,136	52,608
Rimage Corp.	834	12,168
Silicon Graphics International Corp. (I)	2,347	42,481
STEC, Inc. (I)(L)	3,063	54,858
Stratasys, Inc. (I)	1,547	54,454
Super Micro Computer, Inc. (I)	1,879	31,530
Synaptics, Inc. (I)(L)	2,546	71,415
Xyratex, Ltd. (I)	2,315	22,097

		617,867
Electronic Equipment, Instruments & Components - 2.33%
Anixter International, Inc.	2,088	141,337
Benchmark Electronics, Inc. (I)	4,731	81,752
Brightpoint, Inc. (I)	5,351	48,373
Checkpoint Systems, Inc. (I)	2,995	54,239
Cognex Corp.	2,987	105,411
Coherent, Inc. (I)	1,891	106,085
Comverge, Inc. (I)	2,153	7,536

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
CTS Corp.	2,585	$26,470
Daktronics, Inc.	2,595	27,896
DDi Corp.	1,074	9,795
DTS, Inc. (I)	1,297	59,766
Echelon Corp. (I)	2,602	24,875
Electro Rent Corp.	1,217	18,669
Electro Scientific Industries, Inc. (I)	2,102	37,836
Fabrinet (I)	737	17,460
FARO Technologies, Inc. (I)	1,221	54,652
Gerber Scientific, Inc. (I)	2,035	19,719
Insight Enterprises, Inc. (I)	3,506	58,796
IPG Photonics Corp. (I)	1,956	146,993
L-1 Identity Solutions, Inc. (I)	5,769	64,151
Littelfuse, Inc.	1,641	98,460
Maxwell Technologies, Inc. (I)	2,023	33,015
Measurement Specialties, Inc. (I)	1,108	42,381
Mercury Computer Systems, Inc. (I)	2,187	41,815
Methode Electronics, Inc.	2,835	33,907
Microvision, Inc. (I)(L)	7,755	9,616
MTS Systems Corp.	1,152	47,209
Multi-Fineline Electronix, Inc. (I)	741	15,702
Newport Corp. (I)	2,771	50,404
OSI Systems, Inc. (I)	1,209	48,336
Park Electrochemical Corp.	1,530	46,068
Plexus Corp. (I)	3,044	113,480
Power-One, Inc. (I)(L)	5,278	44,282
Pulse Electronics Corp.	3,261	16,044
RadiSys Corp. (I)	1,964	16,949
Richardson Electronics, Ltd.	1,159	15,878
Rofin-Sinar Technologies, Inc. (I)	2,120	76,617
Rogers Corp. (I)	1,186	55,659
Sanmina-SCI Corp. (I)	6,003	64,172
Scansource, Inc. (I)	2,029	71,887
SMART Modular
Technologies (WWH), Inc. (I)	4,019	37,055
Spectrum Control, Inc. (I)	1,036	20,699
SYNNEX Corp. (I)(L)	1,661	54,381
TTM Technologies, Inc. (I)	6,020	99,691
Universal Display Corp. (I)	2,266	108,134
X-Rite, Inc. (I)	2,652	12,703
Zygo Corp. (I)	1,388	19,779

		2,406,134
Internet Software & Services - 1.96%
Ancestry.com, Inc. (I)(L)	1,422	58,487
comScore, Inc. (I)	1,719	48,252
Constant Contact, Inc. (I)(L)	2,167	52,116
DealerTrack Holdings, Inc. (I)	3,068	71,086
Dice Holdings, Inc. (I)	1,277	18,861
Digital River, Inc. (I)	2,987	97,227
Earthlink, Inc.	8,121	64,115
GSI Commerce, Inc. (I)	5,017	146,747
InfoSpace, Inc. (I)	2,825	26,273
Internap Network Services Corp. (I)	4,014	33,116
IntraLinks Holdings, Inc. (I)	897	18,523
j2 Global Communications, Inc. (I)	3,400	98,566
Keynote Systems, Inc.	994	21,103
KIT Digital, Inc. (I)	2,202	26,975
Limelight Networks, Inc. (I)	3,521	20,175
Liquidity Services, Inc. (I)	1,139	23,873
LivePerson, Inc. (I)	3,432	40,704
LogMeIn, Inc. (I)	1,119	48,699
LoopNet, Inc. (I)	1,475	27,243
Marchex, Inc., Class B	1,555	12,113

The accompanying notes are an integral part of the financial statements.	180

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
ModusLink Global Solutions, Inc.	3,520	$16,685
Move, Inc. (I)	12,381	24,391
NIC, Inc.	4,223	55,152
OpenTable, Inc. (I)	1,184	104,583
Openwave Systems, Inc. (I)	6,895	16,755
Perficient, Inc. (I)	1,693	18,877
QuinStreet, Inc. (I)(L)	777	12,012
Rackspace Hosting, Inc. (I)	7,279	320,231
RealNetworks, Inc. (I)	6,503	24,321
RightNow Technologies, Inc. (I)	1,641	54,317
Saba Software, Inc. (I)	2,326	23,004
SAVVIS, Inc. (I)	2,829	111,180
Stamps.com, Inc.	915	11,383
Support.com, Inc. (I)	3,685	17,688
TechTarget, Inc. (I)	1,110	8,969
The Knot, Inc. (I)	2,373	24,347
Travelzoo, Inc. (I)	420	31,559
United Online, Inc.	6,756	41,076
ValueClick, Inc. (I)	6,131	110,665
Vocus, Inc. (I)	1,277	34,785
Zix Corp. (I)	4,401	16,768

		2,033,002
IT Services - 1.95%
Acxiom Corp. (I)	5,164	71,005
CACI International, Inc., Class A (I)	2,250	143,618
Cardtronics, Inc. (I)	2,036	45,077
Cass Information Systems, Inc.	611	24,348
Ciber, Inc. (I)	4,797	29,262
Computer Task Group, Inc. (I)	1,204	16,158
CSG Systems International, Inc. (I)	2,590	49,443
Echo Global Logistics, Inc. (I)	914	13,619
Euronet Worldwide, Inc. (I)	3,724	64,388
ExlService Holdings, Inc. (I)	1,165	27,354
Forrester Research, Inc.	1,089	41,317
Global Cash Access Holdings, Inc. (I)	4,129	13,254
Heartland Payment Systems, Inc.	2,862	54,435
iGate Corp.	1,800	33,210
Integral Systems, Inc. (I)	1,410	16,737
Jack Henry & Associates, Inc.	6,376	199,186
Lionbridge Technologies, Inc. (I)	4,741	15,361
ManTech International Corp., Class A	1,661	74,778
MAXIMUS, Inc.	1,304	109,275
MoneyGram International, Inc. (I)	6,940	25,400
NCI, Inc. (I)	543	12,326
Online Resources Corp. (I)	2,204	7,405
Sapient Corp.	7,771	114,156
SRA International, Inc., Class A (I)	3,214	99,473
Syntel, Inc.	987	53,170
TeleTech Holdings, Inc. (I)	2,286	41,377
The Hackett Group, Inc. (I)	2,503	12,440
TNS, Inc. (I)	2,021	33,205
Unisys Corp. (I)	3,218	89,943
VeriFone Systems, Inc. (I)	6,416	308,802
Virtusa Corp. (I)	1,050	21,158
Wright Express Corp. (I)	2,901	156,538

		2,017,218
Semiconductors & Semiconductor Equipment - 3.57%
Advanced Analogic Technologies, Inc. (I)	3,660	22,070
Advanced Energy Industries, Inc. (I)	2,733	40,585
Amkor Technology, Inc. (I)(L)	7,902	50,494
Anadigics, Inc. (I)	4,997	16,340
Applied Micro Circuits Corp. (I)	4,950	52,371
ATMI, Inc. (I)	2,377	45,615

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Axcelis Technologies, Inc. (I)	8,030	$14,454
AXT, Inc. (I)	2,406	19,585
Brooks Automation, Inc. (I)	4,884	55,385
Cabot Microelectronics Corp. (I)	1,759	88,390
Cavium Networks, Inc. (I)	3,325	147,896
Ceva, Inc. (I)	1,583	54,344
Cirrus Logic, Inc. (I)(L)	5,160	84,882
Cohu, Inc.	1,818	23,998
Cymer, Inc. (I)	2,246	107,516
Diodes, Inc. (I)	2,560	74,752
DSP Group, Inc. (I)	1,967	16,247
Energy Conversion Devices, Inc. (I)(L)	4,272	5,981
Entegris, Inc. (I)	9,902	90,900
Entropic Communications, Inc. (I)(L)	4,901	43,619
Exar Corp. (I)	2,960	18,826
FEI Company (I)	2,859	111,530
FormFactor, Inc. (I)	3,875	38,401
FSI International, Inc. (I)	3,071	13,543
GSI Technology, Inc. (I)	1,507	10,564
GT Solar International, Inc. (I)(L)	4,079	52,048
Hittite Microwave Corp. (I)	2,031	128,806
Inphi Corp. (I)	526	10,436
Integrated Device Technology, Inc. (I)	11,524	96,686
Integrated Silicon Solution, Inc. (I)	1,987	18,360
IXYS Corp. (I)	1,841	25,571
Kopin Corp. (I)	5,264	27,425
Kulicke & Soffa Industries, Inc. (I)	5,271	64,043
Lattice Semiconductor Corp. (I)	8,684	57,228
LTX-Credence Corp. (I)	3,723	35,369
Mattson Technology, Inc. (I)	4,251	7,227
Micrel, Inc.	3,775	44,432
Microsemi Corp. (I)	6,232	137,416
Mindspeed Technologies, Inc. (I)	2,504	21,760
MIPS Technologies, Inc. (I)	3,772	29,874
MKS Instruments, Inc.	3,759	98,862
Monolithic Power Systems, Inc. (I)	2,482	42,939
MoSys, Inc. (I)	2,554	15,426
Nanometrics, Inc. (I)	1,356	21,384
Netlogic Microsystems, Inc. (I)	4,699	180,066
NVE Corp. (I)	368	22,477
Omnivision Technologies, Inc. (I)	4,176	147,455
PDF Solutions, Inc. (I)	1,883	11,882
Pericom Semiconductor Corp. (I)	2,007	18,505
Photronics, Inc. (I)	4,043	40,592
PLX Technology, Inc. (I)	3,175	11,144
Power Integrations, Inc.	1,856	68,338
RF Micro Devices, Inc. (I)	20,148	126,932
Rubicon Technology, Inc. (I)	1,202	27,574
Rudolph Technologies, Inc. (I)	2,408	28,246
Semtech Corp. (I)	4,633	132,596
Sigma Designs, Inc. (I)	2,357	21,189
Silicon Image, Inc. (I)	5,770	43,737
Spansion, Inc., Class A (I)	1,006	20,150
Standard Microsystems Corp. (I)	1,680	45,058
Supertex, Inc. (I)	773	16,898
Tessera Technologies, Inc. (I)	3,794	65,636
Trident Microsystems, Inc. (I)	6,462	6,334
TriQuint Semiconductor, Inc. (I)	11,627	150,570
Ultra Clean Holdings, Inc. (I)	1,685	17,120
Ultratech, Inc. (I)	1,804	57,313
Veeco Instruments, Inc. (I)(L)	3,042	175,189
Volterra Semiconductor Corp. (I)	1,853	45,714
Zoran Corp. (I)	3,890	32,015

		3,696,310

The accompanying notes are an integral part of the financial statements.	181

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 4.25%
Accelrys, Inc. (I)	4,245	$30,691
ACI Worldwide, Inc. (I)	2,564	82,997
Actuate Corp. (I)	3,639	19,796
Advent Software, Inc. (I)	2,367	66,158
American Software, Inc., Class A	1,959	15,045
Ariba, Inc. (I)	6,743	226,160
Aspen Technology, Inc. (I)	4,715	78,033
Blackbaud, Inc.	3,384	95,260
Blackboard, Inc. (I)(L)	2,585	111,388
Bottomline Technologies, Inc. (I)	2,519	65,494
BroadSoft, Inc. (I)	573	22,656
CommVault Systems, Inc. (I)	3,249	134,314
Concur Technologies, Inc. (I)	3,015	150,660
Deltek, Inc. (I)	1,657	12,345
DemandTec, Inc. (I)	1,494	14,850
Digimarc Corp. (I)	547	16,328
Ebix, Inc. (I)	2,277	45,085
EPIQ Systems, Inc.	2,475	37,026
Fair Isaac Corp.	3,141	91,874
FalconStor Software, Inc. (I)	2,439	10,732
Fortinet, Inc. (I)	3,135	152,016
Guidance Software, Inc. (I)	1,219	9,789
Interactive Intelligence, Inc. (I)	990	35,947
JDA Software Group, Inc. (I)	3,306	109,197
Kenexa Corp. (I)	1,719	54,355
Lawson Software, Inc. (I)	10,430	116,086
Magma Design Automation, Inc. (I)	5,067	35,368
Manhattan Associates, Inc. (I)	1,693	60,863
Mentor Graphics Corp. (I)	8,019	107,535
MicroStrategy, Inc., Class A (I)	634	92,684
Monotype Imaging Holdings, Inc. (I)	1,731	24,667
Netscout Systems, Inc. (I)	2,307	53,522
NetSuite, Inc. (I)	1,384	52,232
Opnet Technologies, Inc.	999	39,131
Parametric Technology Corp. (I)	8,688	202,344
Pegasystems, Inc.	1,223	45,679
Progress Software Corp. (I)	5,025	136,027
PROS Holdings, Inc. (I)	1,540	25,872
QLIK Technologies, Inc. (I)	1,022	34,022
Quest Software, Inc. (I)	4,466	101,356
Radiant Systems, Inc. (I)	2,494	52,374
RealD, Inc. (I)(L)	1,192	32,542
RealPage, Inc. (I)	1,164	34,280
Renaissance Learning, Inc.	1,092	12,744
Rosetta Stone, Inc. (I)(L)	856	12,001
S1 Corp. (I)	4,034	29,368
Smith Micro Software, Inc. (I)	2,360	12,532
SolarWinds, Inc. (I)(L)	2,653	65,396
Sourcefire, Inc. (I)	2,089	55,797
SRS Labs, Inc. (I)	1,004	9,729
SS&C Technologies Holdings, Inc. (I)	1,008	19,706
SuccessFactors, Inc. (I)(L)	4,737	166,127
Synchronoss Technologies, Inc. (I)	1,759	56,464
Take-Two Interactive Software, Inc. (I)(L)	5,291	86,719
Taleo Corp. (I)	2,999	111,953
TeleCommunication Systems, Inc. (I)	3,679	18,358
THQ, Inc. (I)	5,216	21,542
TIBCO Software, Inc. (I)	12,426	349,046
TiVo, Inc. (I)	8,771	90,692
Tyler Technologies, Inc. (I)	2,160	54,886
Ultimate Software Group, Inc. (I)	1,879	105,938
VASCO Data Security International, Inc. (I)	2,136	25,504
VirnetX Holding Corp. (L)	2,677	70,298
Wave Systems Corp. Class A (I)(L)	6,272	17,185

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Websense, Inc. (I)	3,082	$76,588

		4,403,353

		18,033,896
Materials - 5.36%
Chemicals - 2.46%
A. Schulman, Inc.	2,379	60,641
American Vanguard Corp.	1,662	19,861
Arch Chemicals, Inc.	1,709	61,780
Balchem Corp.	2,132	91,996
Calgon Carbon Corp. (I)(L)	4,256	73,416
Ferro Corp. (I)	6,490	85,019
Georgia Gulf Corp. (I)	2,549	72,239
H.B. Fuller Company	3,685	82,139
Hawkins, Inc.	663	28,874
Innophos Holdings, Inc.	1,605	72,048
KMG Chemicals, Inc.	522	9,657
Koppers Holdings, Inc.	1,544	61,961
Kraton Performance Polymers, Inc. (I)	833	32,037
Landec Corp. (I)	2,273	13,047
LSB Industries, Inc. (I)	1,285	60,832
Minerals Technologies, Inc.	1,406	95,608
NewMarket Corp.	709	123,522
Olin Corp. (L)	5,907	141,886
OM Group, Inc. (I)	2,325	86,676
Omnova Solutions, Inc. (I)	3,454	32,502
PolyOne Corp.	6,979	106,290
Quaker Chemical Corp.	846	36,852
Rockwood Holdings, Inc. (I)	3,907	205,469
Senomyx, Inc. (I)	2,969	19,002
Sensient Technologies Corp.	3,709	141,127
Solutia, Inc. (I)	9,108	227,427
Spartech Corp. (I)	2,446	17,391
Stepan Company	581	39,003
STR Holdings, Inc. (I)(L)	2,164	34,213
TPC Group, Inc. (I)	537	19,536
Westlake Chemical Corp.	1,476	82,804
WR Grace & Company (I)	5,458	255,380
Zep, Inc.	1,696	31,596
Zoltek Companies, Inc. (I)	2,136	23,539

		2,545,370
Construction Materials - 0.08%
Headwaters, Inc. (I)	4,726	17,297
Texas Industries, Inc. (L)	1,567	65,642

		82,939
Containers & Packaging - 0.55%
AEP Industries, Inc. (I)	390	11,973
Boise, Inc.	5,250	44,310
Graham Packaging Company, Inc. (I)	1,323	30,019
Graphic Packaging Holding Company (I)	8,537	46,783
Myers Industries, Inc.	2,743	28,719
Rock-Tenn Company, Class A (L)	2,901	222,884
Silgan Holdings, Inc.	4,008	179,919

		564,607
Metals & Mining - 1.80%
A. M. Castle & Company (I)	1,281	23,673
Allegheny Technologies, Inc.	529	35,443
Allied Nevada Gold Corp. (I)	5,607	207,908
AMCOL International Corp. (L)	1,798	66,023
Century Aluminum Company (I)	4,806	77,569
Coeur d’Alene Mines Corp. (I)(L)	6,609	182,210
Gammon Gold, Inc. (I)	2,455	25,385

The accompanying notes are an integral part of the financial statements.	182

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
General Moly, Inc. (I)(L)	5,271	$25,722
Globe Specialty Metals, Inc.	4,595	104,123
Golden Star Resources, Ltd. (I)	19,376	51,734
Haynes International, Inc.	916	51,543
Hecla Mining Company (I)	20,863	177,127
Horsehead Holding Corp. (I)	3,276	43,702
Jaguar Mining, Inc. (I)	6,499	35,225
Kaiser Aluminum Corp. (L)	1,128	59,491
Materion Corp. (I)	1,521	60,338
Metals USA Holdings Corp. (I)	887	13,944
Molycorp, Inc. (I)(L)	1,926	127,944
Noranda Aluminum Holding Corp. (I)	1,041	15,428
Olympic Steel, Inc.	704	20,641
RTI International Metals, Inc. (I)	2,264	86,326
Stillwater Mining Company (I)	3,330	67,433
Thompson Creek Metals Company, Inc. (I)	12,343	134,045
Universal Stainless & Alloy Products, Inc. (I)	535	19,479
US Energy Corp. (I)	2,209	11,023
US Gold Corp. (I)	7,434	52,558
Worthington Industries, Inc.	4,221	92,144

		1,868,181
Paper & Forest Products - 0.47%
Buckeye Technologies, Inc.	2,949	75,111
Clearwater Paper Corp. (I)	852	58,865
Deltic Timber Corp.	817	46,986
KapStone Paper and Packaging Corp. (I)	2,879	47,360
Louisiana-Pacific Corp. (I)(L)	9,541	79,954
Neenah Paper, Inc.	1,130	26,205
P.H. Glatfelter Company	3,482	53,658
Schweitzer-Mauduit International, Inc.	1,370	72,172
Wausau Paper Corp.	3,810	26,137

		486,448

		5,547,545
Telecommunication Services - 0.84%
Diversified Telecommunication Services - 0.71%
AboveNet, Inc.	1,671	130,455
Alaska Communications
Systems Group, Inc. (L)	3,449	31,110
Atlantic Tele-Network, Inc.	709	27,105
Cbeyond, Inc. (I)	2,081	29,883
Cincinnati Bell, Inc. (I)	15,395	48,956
Cogent Communications Group, Inc. (I)	3,417	53,134
Consolidated Communications Holdings, Inc.	1,914	36,634
General Communication, Inc., Class A (I)	3,141	38,791
Global Crossing, Ltd. (I)	2,289	79,749
Hughes Communications, Inc. (I)	675	40,500
IDT Corp., Class B	1,074	31,683
Iridium Communications, Inc. (I)(L)	2,588	23,085
Neutral Tandem, Inc. (I)(L)	2,521	42,781
PAETEC Holding Corp. (I)	9,647	43,026
Premiere Global Services, Inc. (I)	4,607	38,791
Vonage Holdings Corp. (I)	8,332	39,744

		735,427
Wireless Telecommunication Services - 0.13%
FiberTower Corp. (I)	3,653	6,758
ICO Global
Communications Holdings, Ltd. (I)	7,451	21,757
NTELOS Holdings Corp.	2,215	46,183
Shenandoah Telecommunications Company	1,723	31,376

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
USA Mobility, Inc.	1,709	$27,788

		133,862

		869,289
Utilities - 2.82%
Electric Utilities - 1.18%
Allete, Inc.	2,325	92,721
Central Vermont Public Service Corp.	1,095	37,559
Cleco Corp.	4,464	156,642
El Paso Electric Company	3,282	102,201
IDACORP, Inc.	3,543	139,488
MGE Energy, Inc.	1,740	72,454
Otter Tail Corp.	2,744	60,148
PNM Resources, Inc.	6,554	108,338
Portland General Electric Company	5,570	144,653
The Empire District Electric Company (L)	3,052	58,476
UIL Holding Corp.	3,752	124,304
Unisource Energy Corp.	2,688	101,848
Unitil Corp.	959	24,579

		1,223,411
Gas Utilities - 1.03%
Chesapeake Utilities Corp.	734	29,683
New Jersey Resources Corp.	3,023	139,300
Nicor, Inc.	3,331	183,072
Northwest Natural Gas Company	1,952	88,172
Piedmont Natural Gas Company, Inc. (L)	5,295	166,634
South Jersey Industries, Inc.	2,190	122,574
Southwest Gas Corp.	3,338	130,382
The Laclede Group, Inc.	1,649	62,019
WGL Holdings, Inc.	3,701	145,264

		1,067,100
Independent Power Producers & Energy Traders - 0.04%
Dynegy, Inc. (I)	7,885	47,783
Multi-Utilities - 0.34%
Avista Corp.	4,100	102,213
Black Hills Corp. (L)	2,952	91,571
CH Energy Group, Inc.	1,211	65,333
NorthWestern Corp.	2,706	89,487

		348,604
Water Utilities - 0.23%
American States Water Company	1,429	49,415
Artesian Resources Corp.	711	13,978
Cadiz, Inc. (I)	1,130	11,876
California Water Service Group	1,515	57,328
Connecticut Water Service, Inc. (L)	767	19,336
Consolidated Water Company, Ltd.	1,314	12,667
Middlesex Water Company	1,336	25,063
SJW Corp.	1,031	24,002
York Water Company	1,181	20,774

		234,439

		2,921,337

TOTAL COMMON STOCKS (Cost $57,335,969)		$95,003,981

CORPORATE BONDS - 0.00%
Financials - 0.00%
GAMCO Investors, Inc.
Zero Coupon 12/31/2015	$1,500	$1,017

TOTAL CORPORATE BONDS (Cost $1,176)		$1,017

The accompanying notes are an integral part of the financial statements.	183

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 9.89%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	$1,023,109	$10,239,382

TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,238,464)		$10,239,382

SHORT-TERM INVESTMENTS - 7.57%
Repurchase Agreement - 7.57%
Repurchase Agreement with State Street Corp.
dated 5-31-2011 at 0.01% to be repurchased
at $7,839,002 on 6-1-2011, collateralized by
$8,130,000 Federal Home Loan Bank.,
3.250% due 11/10/2020 (valued at
$7,997,888, including interest)	$7,839,000	$7,839,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,839,000)		$7,839,000

Total Investments (Small Cap Index Fund)
(Cost $75,414,609) - 109.24%		$113,083,380
Other assets and liabilities, net - (9.24%)		(9,565,769)

TOTAL NET ASSETS - 100.00%		$103,517,611

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.72%
Consumer Discretionary - 15.98%
Auto Components - 1.92%
Dana Holding Corp. (I)	65,529	$1,187,385
Dorman Products, Inc. (I)	142	5,376
Drew Industries, Inc.	2,900	76,560
Exide Technologies (I)	14,279	140,791
Federal-Mogul Corp. (I)	1,584	36,685
Modine Manufacturing Company (I)	74,840	1,188,459
Motorcar Parts of America, Inc. (I)	2,590	39,757
Shiloh Industries, Inc.	1,546	16,913
Spartan Motors, Inc.	8,066	38,636
Standard Motor Products, Inc.	4,900	73,990
Superior Industries International, Inc.	6,650	145,702
TRW Automotive Holdings Corp. (I)	21,362	1,214,857

		4,165,111
Distributors - 0.05%
Audiovox Corp., Class A (I)	2,806	21,354
Core-Mark Holding Company, Inc. (I)	2,490	88,993

		110,347
Diversified Consumer Services - 0.25%
Cambium Learning Group, Inc. (I)	2,810	9,329
Carriage Services, Inc.	1,315	7,798
Education Management Corp. (I)(L)	460	9,904
Jackson Hewitt Tax Service, Inc. (I)(L)	2,200	112
Mac-Gray Corp.	693	10,658
Regis Corp. (L)	11,767	175,681
Service Corp. International	27,375	314,265
Stewart Enterprises, Inc., Class A (L)	1,666	12,412

		540,159
Hotels, Restaurants & Leisure - 4.11%
Bally Technologies, Inc. (I)(L)	18,945	746,622
Benihana, Inc. (I)	700	7,028
Benihana, Inc., Class A (I)	1,322	13,365
Biglari Holdings, Inc. (I)	222	88,456
Bluegreen Corp. (I)	8,443	29,044

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Bob Evans Farms, Inc.	6,300	$197,505
Boyd Gaming Corp. (I)(L)	13,073	123,409
Brinker International, Inc. (L)	43,385	1,118,465
Canterbury Park Holding Corp. (I)	100	1,446
Churchill Downs, Inc.	1,871	81,725
DineEquity, Inc. (I)	22,959	1,234,276
Dover Downs Gaming & Entertainment, Inc.	2,392	8,516
Full House Resorts, Inc. (I)	632	2,515
Gaming Partners International Corp.	400	3,052
Gaylord Entertainment Company (I)(L)	9,200	296,700
Great Wolf Resorts, Inc. (I)	6,052	18,035
International Speedway Corp., Class A	5,732	163,993
Isle of Capri Casinos, Inc. (I)(L)	7,512	66,256
Lakes Gaming, Inc. (I)	4,339	10,066
Life Time Fitness, Inc. (I)	6,300	231,777
Luby’s, Inc. (I)	6,823	34,115
Marcus Corp.	4,570	47,985
McCormick & Schmick’s
Seafood Restaurants, Inc. (I)	2,184	19,984
Monarch Casino & Resort, Inc. (I)	2,300	21,436
MTR Gaming Group, Inc. (I)	4,201	11,889
Multimedia Games Holding Company, Inc. (I)	1,794	9,903
O’Charley’s, Inc. (I)(L)	4,887	35,431
Orient-Express Hotels, Ltd., Class A (I)	11,800	137,942
P.F. Chang’s China Bistro, Inc. (L)	17,290	698,343
Papa John’s International, Inc. (I)	21,482	711,699
Penn National Gaming, Inc. (I)(L)	8,043	325,742
Pinnacle Entertainment, Inc. (I)	8,929	129,738
Red Lion Hotels Corp. (I)	314	2,550
Red Robin Gourmet Burgers, Inc. (I)	3,900	143,130
Rick’s Cabaret International, Inc. (I)	2,792	26,775
Ruby Tuesday, Inc. (I)	13,125	139,125
Ruth’s Hospitality Group, Inc. (I)(L)	2,390	12,787
Speedway Motorsports, Inc.	7,516	108,832
Texas Roadhouse, Inc., Class A	61,619	1,061,695
The Wendy’s Company	35,500	178,565
Vail Resorts, Inc.	5,349	260,229
Wyndham Worldwide Corp.	10,164	353,809

		8,913,955
Household Durables - 1.61%
Acme United Corp.	300	2,850
Bassett Furniture Industries, Inc.	1,320	11,352
Beazer Homes USA, Inc. (I)(L)	17,420	73,338
Blyth, Inc.	1,011	46,081
Cavco Industries, Inc. (I)	648	27,968
CSS Industries, Inc.	649	11,961
D.R. Horton, Inc.	10,574	128,791
Emerson Radio Corp. (I)	6,514	15,503
Ethan Allen Interiors, Inc. (L)	51,858	1,206,736
Furniture Brands International, Inc. (I)	11,907	57,035
Helen of Troy, Ltd. (I)	6,300	204,057
Hooker Furniture Corp.	2,945	32,395
Jarden Corp.	2,206	77,298
KB Home (L)	7,492	92,002
Kid Brands, Inc. (I)	2,309	12,399
La-Z-Boy, Inc. (I)	7,801	86,357
Lennar Corp., Class A (L)	16,400	311,272
Lennar Corp., Class B	1,865	28,460
Lifetime Brands, Inc.	120	1,376
M/I Homes, Inc. (I)	4,600	57,822
Meritage Homes Corp. (I)	2,200	55,000
Mohawk Industries, Inc. (I)	8,400	558,768
Ryland Group, Inc.	4,400	80,432
Skyline Corp.	705	12,866

The accompanying notes are an integral part of the financial statements.	184

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Standard Pacific Corp. (I)(L)	12,794	$50,792
Stanley Furniture Company, Inc. (I)	2,115	10,829
Toll Brothers, Inc. (I)	10,694	232,595

		3,486,335
Internet & Catalog Retail - 0.02%
1-800-Flowers.com, Inc., Class A (I)	5,890	18,259
dELiA*s, Inc. (I)	3,000	5,190
Gaiam, Inc., Class A	3,680	18,915
ValueVision Media, Inc. (I)	1,164	8,427

		50,791
Leisure Equipment & Products - 0.17%
Arctic Cat, Inc. (I)	2,570	36,880
Callaway Golf Company	12,707	86,026
Jakks Pacific, Inc. (I)(L)	5,577	110,592
Leapfrog Enterprises, Inc. (I)	3,876	17,558
Smith & Wesson Holding Corp. (I)	7,968	27,729
Steinway Musical Instruments, Inc. (I)	2,960	73,941
The Nautilus Group, Inc. (I)	2,700	6,750

		359,476
Media - 1.43%
AH Belo Corp.	4,621	33,502
Ascent Media Corp., Class A (I)	3,374	161,851
Atrinsic, Inc. (I)(L)	900	2,088
Beasley Broadcasting Group, Inc. (I)	447	2,217
Cinemark Holdings, Inc.	7,098	154,382
CKX, Inc. (I)	3,100	16,957
Clear Channel Outdoor
Holdings, Inc., Class A (I)	2,642	39,102
EW Scripps Company (I)	10,582	90,794
Fisher Communications, Inc. (I)	2,124	63,295
Gannett Company, Inc.	12,178	173,658
Gray Television, Inc. (I)	6,317	16,740
Harte-Hanks, Inc.	9,457	77,547
Journal Communications, Inc., Class A (I)	8,668	46,721
Lee Enterprises, Inc. (I)(L)	6,700	8,040
Liberty Media Corp. - Capital, Series A (I)	636	57,965
Live Nation Entertainment, Inc. (I)	18,924	218,194
Madison Square Garden, Inc., Class A (I)	2,055	56,533
Martha Stewart Living
Omnimedia, Inc., Class A (I)(L)	3,000	15,690
Media General, Inc., Class A (I)(L)	5,000	24,550
New Frontier Media, Inc. (I)	1,891	2,950
Outdoor Channel Holdings, Inc. (I)	1,659	10,120
Radio One, Inc., Class D (I)	4,508	10,323
Salem Communications Corp., Class A	1,200	4,320
The Interpublic Group of Companies, Inc.	107,951	1,287,834
The McClatchy Company, Class A (I)(L)	13,372	40,383
The Washington Post Company, Class B (L)	1,176	482,854

		3,098,610
Multiline Retail - 1.05%
Dillard’s, Inc., Class A (L)	33,509	1,882,871
Fred’s, Inc., Class A	8,613	125,319
Saks, Inc. (I)(L)	22,686	256,579
Tuesday Morning Corp. (I)	4,400	21,736

		2,286,505
Specialty Retail - 4.37%
A.C. Moore Arts & Crafts, Inc. (I)	5,107	13,993
Americas Car-Mart, Inc. (I)	1,101	31,103
Asbury Automotive Group, Inc. (I)	3,500	58,800
AutoNation, Inc. (I)(L)	11,100	389,610
Barnes & Noble, Inc. (L)	9,129	179,111

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Bebe Stores, Inc.	16,585	$109,959
Books-A-Million, Inc.	2,241	8,449
Borders Group, Inc. (I)	1,861	577
Brown Shoe Company, Inc.	6,762	69,716
Build-A-Bear Workshop, Inc. (I)	4,447	29,795
Cabela’s, Inc. (I)	8,792	215,932
Cache, Inc. (I)	2,290	11,885
Casual Male Retail Group, Inc. (I)	5,983	26,026
Charming Shoppes, Inc. (I)	17,375	71,933
Christopher & Banks Corp.	8,227	49,280
Citi Trends, Inc. (I)	20	334
Collective Brands, Inc. (I)	4,984	77,750
Conn’s, Inc. (I)(L)	7,677	47,674
Cost Plus, Inc. (I)	2,370	21,425
Destination Maternity Corp.	400	8,248
DSW, Inc., Class A (I)	2,814	141,122
Foot Locker, Inc.	16,400	409,016
GameStop Corp., Class A (I)(L)	4,200	117,516
Genesco, Inc. (I)	30,848	1,387,852
GNC Holdings, Inc., Class A (I)	67,296	1,368,128
Golfsmith International Holdings, Inc. (I)	700	3,066
Group 1 Automotive, Inc. (L)	3,100	120,063
Haverty Furniture Companies, Inc.	4,600	51,198
HOT Topic, Inc.	9,900	77,121
Lithia Motors, Inc., Class A	5,348	95,729
MarineMax, Inc. (I)	5,938	49,404
New York & Company, Inc. (I)	3,700	19,610
Pacific Sunwear of California, Inc. (I)(L)	15,200	48,488
Penske Automotive Group, Inc.	62,445	1,296,358
Pep Boys - Manny, Moe & Jack	9,800	139,160
Rent-A-Center, Inc.	13,500	438,210
Shoe Carnival, Inc. (I)(L)	2,944	80,136
Sonic Automotive, Inc. (L)	6,465	84,498
Stage Stores, Inc.	9,100	164,164
Stein Mart, Inc.	5,906	57,879
Systemax, Inc. (I)	4,206	60,651
The Finish Line, Inc., Class A	59,658	1,375,713
The Men’s Wearhouse, Inc.	7,700	265,111
The Wet Seal, Inc., Class A (I)	23,505	101,072
West Marine, Inc. (I)	5,185	53,872
Zale Corp. (I)	6,957	43,551

		9,470,288
Textiles, Apparel & Luxury Goods - 1.00%
Charles & Colvard, Ltd. (I)	775	2,116
Delta Apparel, Inc. (I)	522	8,681
Heelys, Inc. (I)	1,265	2,644
Iconix Brand Group, Inc. (I)	14,828	366,252
K-Swiss, Inc., Class A (I)	2,617	28,866
Kenneth Cole Productions, Inc., Class A (I)	2,300	28,727
Lacrosse Footwear, Inc. (L)	1,274	18,906
Lakeland Industries, Inc. (I)	700	6,027
Lazare Kaplan International, Inc. (I)	200	270
Movado Group, Inc.	4,162	68,923
Perry Ellis International, Inc. (I)	2,600	81,133
PVH Corp.	16,341	1,078,016
Quiksilver, Inc. (I)(L)	20,460	95,344
RG Barry Corp.	1,273	15,149
Rocky Brands, Inc. (I)	1,126	13,360
Skechers U.S.A., Inc., Class A (I)	1,756	30,695
Tandy Brands Accessories, Inc. (I)	100	194
The Jones Group, Inc.	4,200	51,618
The Timberland Company, Class A (I)	6,496	212,224

The accompanying notes are an integral part of the financial statements.	185

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Unifi, Inc. (I)	4,466	$62,077

		2,171,222

		34,652,799
Consumer Staples - 4.35%
Beverages - 0.25%
Central European Distribution Corp. (I)(L)	5,941	74,619
Coca-Cola Bottling Company Consolidated	570	38,469
Constellation Brands, Inc., Class A (I)	16,820	369,367
Craft Brewers Alliance, Inc. (I)	2,766	25,171
Heckmann Corp. (I)	550	3,300
MGP Ingredients, Inc.	3,125	25,406

		536,332
Food & Staples Retailing - 0.83%
Ingles Markets, Inc.	2,801	49,858
Nash Finch Company	2,459	92,385
Spartan Stores, Inc.	4,932	91,982
SUPERVALU, Inc.	1,500	15,390
Susser Holdings Corp. (I)	3,944	56,557
The Andersons, Inc.	2,861	123,967
The Pantry, Inc. (I)	5,183	95,730
United Natural Foods, Inc. (I)(L)	25,118	1,092,884
Weis Markets, Inc.	2,061	82,790
Winn-Dixie Stores, Inc. (I)(L)	11,287	102,825

		1,804,368
Food Products - 2.90%
Alico, Inc.	490	12,211
B&G Foods, Inc.	6,392	118,508
Chiquita Brands International, Inc. (I)	5,723	85,273
Corn Products International, Inc.	23,724	1,345,863
Darling International, Inc. (I)	74,513	1,426,924
Dole Food Company, Inc. (I)(L)	9,737	130,573
Farmer Brothers Company	100	1,024
Fresh Del Monte Produce, Inc.	12,485	343,213
HQ Sustainable
Maritime Industries, Inc. (I)(L)	3,482	9,680
Imperial Sugar Company	2,770	49,223
Omega Protein Corp. (I)	4,810	62,386
Ralcorp Holdings, Inc. (I)	5,500	483,670
Sanderson Farms, Inc. (L)	800	35,128
Seneca Foods Corp., Class A (I)	2,016	55,299
Smart Balance, Inc. (I)	6,834	37,519
Smithfield Foods, Inc. (I)	19,535	409,258
The Hain Celestial Group, Inc. (I)	9,339	333,963
TreeHouse Foods, Inc. (I)	22,119	1,347,711

		6,287,426
Household Products - 0.09%
Central Garden & Pet Company (I)	3,500	35,770
Central Garden & Pet Company, Class A (I)	9,400	94,564
Oil-Dri Corp of America	655	14,593
Orchids Paper Products Company	100	1,196
Spectrum Brands Holdings, Inc. (I)	1,699	61,113

		207,236
Personal Products - 0.17%
CCA Industries, Inc.	400	2,432
Elizabeth Arden, Inc. (I)	5,100	156,723
Inter Parfums, Inc.	78	1,738
Mannatech, Inc. (I)	838	1,006
Nutraceutical International Corp. (I)	2,456	38,461
Parlux Fragrances, Inc. (I)	5,083	17,994
Physicians Formula Holdings, Inc. (I)	100	460

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
Prestige Brands Holdings, Inc. (I)	11,237	$145,070

		363,884
Tobacco - 0.11%
Alliance One International, Inc. (I)(L)	19,383	75,206
Universal Corp.	3,700	156,029

		231,235

		9,430,481
Energy - 10.08%
Energy Equipment & Services - 5.64%
Basic Energy Services, Inc. (I)	9,920	269,824
Bolt Technology Corp. (I)	959	13,157
Bristow Group, Inc.	7,457	342,649
Bronco Drilling Company, Inc. (I)	7,054	77,523
Cal Dive International, Inc. (I)	8,437	54,925
Complete Production Services, Inc. (I)	10,837	359,680
Dawson Geophysical Company (I)	1,849	65,538
Dresser-Rand Group, Inc. (I)(L)	19,778	1,039,927
ENGlobal Corp. (I)	267	1,041
Exterran Holdings, Inc. (I)	9,219	198,669
Geokinetics, Inc. (I)	1,068	9,345
Global Industries, Ltd. (I)	19,600	122,892
Gulf Islands Fabrication, Inc.	3,360	114,240
Gulfmark Offshore, Inc., Class A (I)	5,420	221,678
Helix Energy Solutions Group, Inc. (I)(L)	22,253	389,873
Helmerich & Payne, Inc.	1,700	106,556
Hercules Offshore, Inc. (I)	20,463	127,894
Hornbeck Offshore Services, Inc. (I)	5,800	156,542
Key Energy Services, Inc. (I)	18,999	335,902
Lufkin Industries, Inc.	12,072	1,095,051
Matrix Service Company (I)	5,600	74,872
Mitcham Industries, Inc. (I)	2,445	35,599
Natural Gas Services Group, Inc. (I)	2,836	51,048
Newpark Resources, Inc. (I)	14,056	136,484
Oceaneering International, Inc.	12,733	1,037,740
Oil States International, Inc. (I)	8,316	657,380
Parker Drilling Company (I)	16,600	105,908
Patterson-UTI Energy, Inc.	46,730	1,464,051
PHI, Inc. (I)	2,800	59,360
Pioneer Drilling Company (I)	13,710	200,714
Rowan Companies, Inc. (I)	11,921	472,668
SEACOR Holdings, Inc.	5,000	498,350
Superior Energy Services, Inc. (I)	29,367	1,100,381
TetraTechnologies, Inc. (I)	7,049	96,148
TGC Industries, Inc. (I)	2,854	18,836
Tidewater, Inc. (L)	6,200	338,830
Union Drilling, Inc. (I)	5,316	55,499
Unit Corp. (I)	10,500	604,695
Willbros Group, Inc. (I)	11,697	116,268

		12,227,737
Oil, Gas & Consumable Fuels - 4.44%
Alon USA Energy, Inc. (L)	8,155	99,817
Approach Resources, Inc. (I)	4,993	130,018
ATP Oil & Gas Corp. (I)	633	11,698
Berry Petroleum Company, Class A	7,500	393,075
Bill Barrett Corp. (I)	5,456	243,174
BioFuel Energy Corp. (I)	4,818	2,987
BPZ Resources, Inc. (I)	257	1,126
Clayton Williams Energy, Inc. (I)	1,200	89,988
Cloud Peak Energy, Inc. (I)	500	10,620
Comstock Resources, Inc. (I)	1,252	37,648
Crimson Exploration, Inc. (I)	6,418	24,388
Crosstex Energy, Inc. (L)	10,600	119,674

The accompanying notes are an integral part of the financial statements.	186

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
CVR Energy, Inc. (I)	13,091	$286,169
Delek US Holdings, Inc.	9,762	147,309
DHT Holdings, Inc. (L)	11,039	44,156
Double Eagle Petroleum &
Mining Company (I)	1,718	12,438
Endeavour International Corp. (I)	10	142
Energy Partners, Ltd. (I)	9,893	158,684
Forest Oil Corp. (I)	28,057	838,904
Frontier Oil Corp.	61,263	1,829,313
General Maritime Corp.	8,231	13,910
Georesources, Inc. (I)	2,359	58,432
GMX Resources, Inc. (I)	500	2,635
Green Plains Renewable Energy, Inc. (I)(L)	8,407	86,676
Harvest Natural Resources, Inc. (I)(L)	7,131	87,640
HKN, Inc. (I)	349	998
International Coal Group, Inc. (I)	31,300	454,789
James River Coal Company (I)(L)	40,020	877,238
Overseas Shipholding Group, Inc. (L)	4,418	120,656
Patriot Coal Corp. (I)(L)	3,300	76,329
Penn Virginia Corp.	5,500	80,245
Petroleum Development Corp. (I)	4,460	162,121
Petroquest Energy, Inc. (I)	6,000	47,940
Plains Exploration & Production Company (I)	11,564	426,133
Rex Energy Corp. (I)	4,079	53,272
SandRidge Energy, Inc. (I)(L)	85,199	964,453
SemGroup Corp., Class A (I)	700	17,815
Sunoco, Inc.	3,426	138,719
Swift Energy Company (I)	4,796	188,147
Teekay Corp.	8,700	291,885
Tesoro Corp. (I)	21,000	512,400
USEC, Inc. (I)(L)	23,391	97,774
Warren Resources, Inc. (I)	7,110	27,374
Western Refining, Inc. (I)(L)	21,251	370,405

		9,639,314

		21,867,051
Financials - 17.84%
Capital Markets - 1.98%
Affiliated Managers Group, Inc. (I)	8,512	899,974
American Capital, Ltd. (I)	35,854	354,955
Calamos Asset Management, Inc.	700	10,493
Capital Southwest Corp.	697	65,065
Cowen Group, Inc., Class A (I)(L)	16,363	67,416
E*TRADE Financial Corp. (I)	17,244	272,628
Edelman Financial Group, Inc.	4,208	33,496
Evercore Partners, Inc., Class A	166	6,144
FirstCity Financial Corp. (I)	400	2,700
GFI Group, Inc.	7,507	34,007
Gleacher & Company, Inc. (I)	4,718	10,521
Harris & Harris Group, Inc. (I)	4,423	25,344
ICG Group, Inc. (I)	4,360	56,811
Intl. FCStone, Inc. (I)	1,595	41,231
Investment Technology Group, Inc. (I)	7,631	115,533
JMP Group, Inc.	3,000	21,300
KBW, Inc. (L)	30,871	656,317
Knight Capital Group, Inc., Class A (I)	1,243	15,339
LaBranche & Company, Inc. (I)	9,046	36,546
Legg Mason, Inc.	4,021	136,071
MCG Capital Corp.	17,694	121,735
Medallion Financial Corp.	3,955	37,889
MF Global Holdings, Ltd. (I)	26,200	202,002
Oppenheimer Holdings, Inc., Class A	1,467	41,707
Penson Worldwide, Inc. (I)(L)	4,893	18,447
Piper Jaffray Companies (I)	300	9,966

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Safeguard Scientifics, Inc. (I)	4,031	$78,685
SEI Investments Company	37,159	878,439
SWS Group, Inc.	4,200	27,300
TradeStation Group, Inc. (I)	823	8,016

		4,286,077
Commercial Banks - 5.89%
1st Source Corp.	3,784	79,540
1st United Bancorp, Inc. (I)	1,274	7,937
American National Bankshares, Inc.	48	967
Ameris Bancorp (I)(L)	2,190	20,411
Associated-Banc Corp.	72,735	1,024,836
BancFirst Corp.	410	16,388
Bancorp Rhode Island, Inc.	221	9,583
Bancorp, Inc. (I)	5,697	57,711
BancTrust Financial Group, Inc. (I)(L)	2,912	7,105
Bank of Florida Corp. (I)	2,087	25
Banner Corp.	10,360	29,008
Boston Private Financial Holdings, Inc.	13,212	87,199
Cape Bancorp, Inc. (I)	443	4,488
Capital City Bank Group, Inc. (L)	3,058	32,935
CapitalSource, Inc.	23,150	149,781
Cardinal Financial Corp.	4,974	55,062
Cascade Financial Corp. (I)	800	350
Cathay General Bancorp	16,481	268,640
Center Bancorp, Inc.	785	7,968
Center Financial Corp. (I)	6,298	41,189
Centerstate Banks, Inc.	2,800	19,628
Central Pacific Financial Corp. (I)	92	1,319
Chemical Financial Corp.	2,400	47,232
City Holding Company (L)	1,045	33,722
City National Corp.	400	22,532
CoBiz Financial, Inc.	8,144	52,284
Columbia Banking System, Inc.	5,361	96,444
Commerce Bancshares, Inc. (L)	19,903	851,450
Community Bank Systems, Inc.	5,200	130,416
Community Trust Bancorp, Inc.	1,131	31,080
Crescent Financial Corp. (I)	510	1,964
CVB Financial Corp.	3,200	28,704
Danvers Bancorp, Inc.	1,684	37,789
East West Bancorp, Inc.	57,020	1,145,532
Encore Bancshares, Inc. (I)	1,486	17,817
Enterprise Financial Services Corp. (L)	3,305	46,468
Fidelity Southern Corp. (I)	756	5,012
Financial Institutions, Inc.	1,180	19,269
First BanCorp/Puerto Rico (I)	378	1,913
First Bancorp/Troy NC	3,981	47,533
First Busey Corp.	5,925	30,158
First California Financial Group, Inc. (I)	2,356	8,482
First Commonwealth Financial Corp.	18,527	108,383
First Community Bancshares, Inc.	2,035	29,589
First Financial Bancorp	2,000	32,000
First Financial Corp./Indiana	1,041	33,770
First Horizon National Corp.	19,542	205,386
First Interstate Bancsystem, Inc.	1,520	21,584
First Merchants Corp. (L)	5,559	46,974
First Midwest Bancorp, Inc.	11,464	140,319
First Security Group, Inc. (I)	1,566	987
First South Bancorp, Inc.	777	3,263
FNB Corp.	21,938	231,446
Fulton Financial Corp.	14,960	166,654
Glacier Bancorp, Inc.	2,400	34,128
Great Southern Bancorp, Inc.	1,385	25,567
Greene County Bancshares, Inc. (I)(L)	3,216	8,651
Hampden Bancorp, Inc.	942	13,047

The accompanying notes are an integral part of the financial statements.	187

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Hanmi Financial Corp. (I)	6,186	$7,423
Heartland Financial USA, Inc.	1,787	25,572
Heritage Commerce Corp. (I)	1,454	7,910
Home Bancorp, Inc. (I)	1,531	23,179
Home Bancshares, Inc.	820	19,664
Iberiabank Corp. (L)	1,900	111,625
Independent Bank Corp. - MA (L)	3,998	118,501
Independent Bank Corp. - Michigan (I)(L)	2,100	5,376
International Bancshares Corp. (L)	12,800	218,496
Intervest Bancshares Corp. (I)	337	1,089
Investors Bancorp, Inc. (I)	238	3,563
Lakeland Bancorp, Inc.	4,194	43,450
Lakeland Financial Corp.	1,505	33,637
Macatawa Bank Corp. (I)(L)	400	960
MainSource Financial Group, Inc.	4,787	36,860
Marshall & Ilsley Corp.	33,400	267,200
MB Financial, Inc.	9,169	182,188
MBT Financial Corp. (I)	1,037	1,556
Mercantile Bank Corp. (I)	1,058	9,575
Metro Bancorp, Inc. (I)	1,942	21,886
Midsouth Bancorp, Inc.	91	1,275
MidWestOne Financial Group, Inc.	305	4,188
Nara Bancorp, Inc. (I)	5,517	46,839
National Penn Bancshares, Inc.	22,952	173,288
NBT Bancorp, Inc.	1,063	23,375
NewBridge Bancorp. (I)	2,100	9,828
North Valley Bancorp (I)	43	438
Northrim BanCorp, Inc.	492	9,727
Old National Bancorp	5,001	54,011
Old Second Bancorp, Inc. (I)(L)	1,554	1,787
OmniAmerican Bancorp, Inc. (I)	1,069	15,319
Oriental Financial Group, Inc.	3,385	41,771
Pacific Capital Bancorp (I)	778	23,924
Pacific Continental Corp.	1,881	17,437
Pacific Mercantile Bancorp (I)(L)	1,399	5,078
PacWest Bancorp (L)	1,100	23,210
Park National Corp.	500	33,715
Peoples Bancorp, Inc.	2,772	34,539
Pinnacle Financial Partners, Inc. (I)(L)	7,190	111,517
Popular, Inc. (I)	64,102	185,896
Porter Bancorp, Inc.	735	4,395
Preferred Bank/Los Angeles CA	866	1,308
PrivateBancorp, Inc.	200	3,274
Renasant Corp. (L)	5,654	84,640
Republic Bancorp, Inc., Class A	34	696
Republic First Bancorp, Inc. (I)	1,501	3,677
S&T Bancorp, Inc. (L)	3,300	61,479
Sandy Spring Bancorp, Inc.	2,720	51,218
SCBT Financial Corp.	1,000	31,180
Seacoast Banking Corp. of Florida (I)	3,000	5,400
Shore Bancshares, Inc.	600	4,650
Sierra Bancorp	1,510	16,670
Simmons First National Corp., Class A	1,300	33,982
Southern Community Financial Corp. (I)	1,600	2,848
Southside Bancshares, Inc.	1,593	32,115
Southwest Bancorp, Inc. (I)	4,870	61,021
State Bancorp, Inc.	2,399	31,187
StellarOne Corp.	5,710	69,890
Sterling Bancorp	2,100	20,034
Sterling Bancshares, Inc.	18,924	160,665
Sun Bancorp, Inc. (I)	1,280	4,915
Susquehanna Bancshares, Inc.	23,025	200,778
Synovus Financial Corp. (L)	116,588	277,479
Taylor Capital Group, Inc. (I)	2,668	25,613
Tennessee Commerce Bancorp, Inc. (I)	1,148	2,916

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Texas Capital Bancshares, Inc. (I)(L)	7,676	$192,130
TIB Financial Corp. (I)	275	4,428
Tower Bancorp., Inc.	1,034	21,662
TowneBank (L)	2,574	35,650
TriCo Bancshares	1,200	17,844
Trustmark Corp.	1,900	45,296
UMB Financial Corp.	1,200	51,180
Umpqua Holdings Corp.	13,990	167,600
Union First Market Bankshares Corp.	2,929	37,023
United Bankshares, Inc. (L)	4,500	109,125
United Community Banks, Inc.	13,213	28,936
Univest Corp. of Pennsylvania	1,457	24,813
Virginia Commerce Bancorp, Inc. (I)(L)	5,971	34,751
Washington Banking Company	1,415	18,777
Washington Trust Bancorp, Inc.	2,492	58,412
Webster Financial Corp.	9,859	205,659
WesBanco, Inc.	6,561	129,973
West Bancorp, Inc.	1,300	10,088
West Coast Bancorp (I)	948	16,552
Western Alliance Bancorp (I)	13,721	101,124
Whitney Holding Corp.	12,607	169,312
Wilshire Bancorp, Inc. (I)	4,239	13,268
Wintrust Financial Corp. (L)	35,278	1,145,477
Yadkin Valley Financial Corp. (I)	1,614	3,793
Zions Bancorporation (L)	54,646	1,302,214

		12,773,608
Consumer Finance - 0.19%
Cash America International, Inc.	5,000	260,300
CompuCredit Holdings Corp. (I)	1,528	5,577
Nelnet, Inc., Class A	5,914	130,049
The First Marblehead Corp. (I)(L)	15,641	28,154

		424,080
Diversified Financial Services - 0.50%
Asset Acceptance Capital Corp. (I)	2,909	11,927
Asta Funding, Inc.	2,466	19,038
Encore Capital Group, Inc. (I)	2,498	82,659
Interactive Brokers Group, Inc., Class A	7,700	132,132
Marlin Business Services Corp. (I)(L)	2,737	33,802
MicroFinancial, Inc.	400	2,248
NewStar Financial, Inc. (I)	8,564	83,670
PHH Corp. (I)(L)	9,859	206,743
PICO Holdings, Inc. (I)	1,400	41,762
Primus Guaranty, Ltd. (I)	379	1,876
Resource America, Inc.	2,796	17,391
The NASDAQ OMX Group, Inc. (I)(L)	17,558	448,080

		1,081,328
Insurance - 5.92%
21st Century Holding Company (I)	1,233	3,452
Affirmative Insurance Holdings, Inc. (I)	1,153	2,825
Alleghany Corp. (I)	516	171,916
Allied World Assurance
Company Holdings, Ltd.	7,100	430,402
Alterra Capital Holdings, Ltd.	6,553	149,081
American Equity Investment Life
Holding Company	13,300	172,767
American Financial Group, Inc.	15,574	553,811
American National Insurance Company	298	23,959
American Safety Insurance Holdings, Ltd. (I)	2,200	40,766
AMERISAFE, Inc. (I)	2,500	57,850
Amtrust Financial Services, Inc.	1,800	40,914
Arch Capital Group, Ltd. (I)	1,743	58,791
Argo Group International Holdings, Ltd.	6,262	185,042
Arthur J. Gallagher & Company	27,105	778,185

The accompanying notes are an integral part of the financial statements.	188

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Aspen Insurance Holdings, Ltd. (L)	7,600	$204,136
Assurant, Inc.	6,139	227,082
Assured Guaranty, Ltd.	9,166	156,005
Axis Capital Holdings, Ltd.	10,224	336,779
Baldwin & Lyons, Inc., Class B	49	1,112
Citizens, Inc., Class A (I)(L)	3,000	20,790
CNA Surety Corp. (I)	7,732	205,207
CNO Financial Group, Inc. (I)	43,615	337,580
Delphi Financial Group, Inc., Class A	8,413	245,407
Donegal Group, Inc.	2,470	34,605
Eastern Insurance Holdings, Inc.	2,200	28,930
EMC Insurance Group, Inc.	570	11,354
Employers Holdings, Inc.	1,300	21,593
Endurance Specialty Holdings, Ltd. (L)	7,600	308,636
Enstar Group, Ltd. (I)	371	37,742
Everest Re Group, Ltd.	2,377	211,482
FBL Financial Group, Inc., Class A	6,307	200,373
First Acceptance Corp. (I)	4,470	7,912
First American Financial Corp.	4,994	80,304
Flagstone Reinsurance Holdings SA	13,753	120,201
FPIC Insurance Group, Inc. (I)	18,459	763,833
Global Indemnity PLC (I)	2,353	54,519
Greenlight Capital Re, Ltd., Class A (I)	2,200	57,728
Hallmark Financial Services, Inc. (I)	4,571	32,683
Harleysville Group, Inc.	2,099	67,231
HCC Insurance Holdings, Inc.	14,800	489,732
Hilltop Holdings, Inc. (I)	10,029	98,786
Horace Mann Educators Corp.	8,400	137,088
Independence Holding Company	2,560	26,547
Maiden Holdings, Ltd.	10,359	97,375
MBIA, Inc. (I)(L)	32,626	287,109
Meadowbrook Insurance Group, Inc.	6,998	69,070
Montpelier Re Holdings, Ltd.	12,327	231,871
National Financial Partners Corp. (I)	6,530	85,347
National Interstate Corp.	809	17,466
Old Republic International Corp.	25,554	317,636
OneBeacon Insurance Group, Ltd.	3,729	55,935
Platinum Underwriters Holdings, Ltd.	2,500	85,350
Presidential Life Corp. (L)	5,383	56,791
ProAssurance Corp. (I)	800	56,248
Protective Life Corp.	11,042	266,554
Reinsurance Group of America, Inc.	9,191	583,904
RenaissanceRe Holdings, Ltd.	1,400	100,744
RLI Corp.	700	42,175
Safety Insurance Group, Inc.	7,118	319,598
SeaBright Holdings, Inc.	3,788	38,372
Selective Insurance Group, Inc.	1,535	25,435
StanCorp Financial Group, Inc.	4,763	205,666
State Auto Financial Corp.	4,942	82,482
Stewart Information Services Corp.	3,944	41,294
The Hanover Insurance Group, Inc.	16,672	684,552
The Navigators Group, Inc. (I)	3,069	146,760
The Phoenix Companies, Inc. (I)	26,230	62,427
Tower Group, Inc.	8,683	210,997
Transatlantic Holdings, Inc.	6,644	309,212
United Fire & Casualty Company	847	16,059
Unitrin, Inc.	11,870	354,082
Universal Insurance Holdings, Inc.	1,687	9,093
Validus Holdings, Ltd.	5,398	173,978
White Mountains Insurance Group, Ltd. (L)	1,470	601,965

		12,830,685
Real Estate Investment Trusts - 1.81%
Alexandria Real Estate Equities, Inc. (L)	9,838	812,029
Digital Realty Trust, Inc. (L)	14,500	904,365

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
LaSalle Hotel Properties	41,420	$1,158,932
Tanger Factory Outlet Centers, Inc.	38,600	1,059,956

		3,935,282
Real Estate Management & Development - 0.61%
Avatar Holdings, Inc. (I)	2,810	49,990
Brookfield Residential Properties, Inc. (I)(L)	2,814	28,928
Forest City Enterprises, Inc., Class A (I)	4,761	91,268
Forestar Group, Inc. (I)	300	5,469
Jones Lang LaSalle, Inc.	11,618	1,128,689
Thomas Properties Group, Inc. (I)	4,895	16,202
ZipRealty, Inc. (I)	1,500	3,795

		1,324,341
Thrifts & Mortgage Finance - 0.94%
Abington Bancorp, Inc.	5,011	57,075
Astoria Financial Corp.	8,163	118,527
Atlantic Coast Financial Corp. (I)	176	1,380
Bank Mutual Corp.	7,714	31,473
BankAtlantic Bancorp, Inc. (I)(L)	11,198	8,648
BankFinancial Corp.	5,021	42,679
Beneficial Mutual Bancorp, Inc. (I)	2,325	19,553
Berkshire Hill Bancorp, Inc.	3,107	68,509
BofI Holding, Inc. (I)(L)	1,889	28,599
Brookline Bancorp, Inc.	2,000	17,460
Clifton Savings Bancorp, Inc.	702	7,708
Dime Community Bancshares	2,740	38,415
Doral Financial Corp. (I)	7,640	15,891
ESSA Bancorp, Inc.	2,503	29,485
Federal Agricultural
Mortgage Corp., Class C (L)	1,987	37,852
First Defiance Financial Corp. (I)	1,173	16,739
First Financial Holdings, Inc.	3,791	37,910
First Financial Northwest, Inc. (I)	2,932	17,064
First Niagara Financial Group, Inc.	22,247	315,907
First PacTrust Bancorp, Inc.	935	14,605
Flushing Financial Corp.	6,985	93,739
Fox Chase Bancorp, Inc.	84	1,116
Home Federal Bancorp, Inc.	3,822	42,539
Kaiser Federal Financial Group, Inc.	627	7,800
Kearny Financial Corp.	378	3,561
Legacy Bancorp, Inc.	689	9,370
Louisiana Bancorp, Inc. (I)	100	1,532
Meridian Interstate Bancorp, Inc. (I)	1,683	22,367
MGIC Investment Corp. (I)	6,497	52,366
New England Bancshares, Inc.	100	957
Northwest Bancshares, Inc.	10,407	130,608
OceanFirst Financial Corp.	1,700	23,120
Ocwen Financial Corp. (I)	6,390	76,808
People’s United Financial, Inc.	2,030	27,101
Provident Financial Holdings, Inc.	505	3,894
Provident Financial Services, Inc.	11,062	158,076
Provident New York Bancorp	2,310	21,275
Radian Group, Inc. (L)	23,661	117,832
Roma Financial Corp.	100	1,091
Territorial Bancorp, Inc.	952	19,230
The PMI Group, Inc. (I)	25,414	36,850
TierOne Corp. (I)	1,301	2
Tree.com, Inc. (I)	2,817	16,029
United Financial Bancorp, Inc.	3,437	54,958
Washington Federal, Inc.	8,700	138,243
Waterstone Financial, Inc. (I)(L)	718	1,989
Westfield Financial, Inc.	6,030	50,773

		2,038,705

		38,694,106

The accompanying notes are an integral part of the financial statements.	189

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 10.31%
Biotechnology - 0.09%
ADVENTRX Pharmaceuticals, Inc. (I)(L)	3,772	$9,505
Codexis, Inc. (I)	625	6,844
Emergent Biosolutions, Inc. (I)	200	4,996
Enzon Pharmaceuticals, Inc. (I)(L)	8,100	84,969
Infinity Pharmaceuticals, Inc. (I)	2,152	15,408
Maxygen, Inc.	6,500	34,190
Repligen Corp. (I)	1,800	6,858
SuperGen, Inc. (I)	2,576	8,449
Transcept Pharmaceuticals, Inc. (I)	736	8,633
Trimeris, Inc. (I)	4,175	11,648

		191,500
Health Care Equipment & Supplies - 2.94%
Alere, Inc. (I)	7,515	300,600
Alphatec Holdings, Inc. (I)(L)	10,087	38,230
Analogic Corp.	1,500	80,175
Angiodynamics, Inc. (I)	5,487	86,146
Anika Therapeutics, Inc. (I)	2,936	20,787
Cantel Medical Corp.	300	7,113
CONMED Corp. (I)	2,667	75,476
CryoLife, Inc. (I)	1,033	5,795
Cutera, Inc. (I)	3,218	29,413
Cynosure, Inc. (I)	2,183	28,444
Digirad Corp. (I)	3,687	10,176
Exactech, Inc. (I)	1,030	19,343
Greatbatch, Inc. (I)	43,709	1,265,376
Hologic, Inc. (I)	28,700	617,050
ICU Medical, Inc. (I)	200	8,672
Invacare Corp.	5,104	171,392
LeMaitre Vascular, Inc.	300	2,118
Medical Action Industries, Inc. (I)	1,100	10,714
Merit Medical Systems, Inc. (I)	2,500	49,050
Natus Medical, Inc. (I)	2,800	47,012
Palomar Medical Technologies, Inc. (I)	1,400	19,852
RTI Biologics, Inc. (I)	10,804	32,952
Solta Medical, Inc. (I)	2,013	6,361
SurModics, Inc. (I)	1,317	19,176
Symmetry Medical, Inc. (I)	8,226	84,070
Synovis Life Technologies, Inc. (I)	188	3,300
Teleflex, Inc.	20,629	1,281,061
The Cooper Cos, Inc.	25,400	1,902,714
TomoTherapy, Inc. (I)	10,316	45,184
TranS1, Inc. (I)	1,749	8,308
West Pharmaceutical Services, Inc.	200	9,296
Wright Medical Group, Inc. (I)	5,200	80,860
Young Innovations, Inc.	600	17,154

		6,383,370
Health Care Providers & Services - 4.37%
Air Methods Corp. (I)	2,857	174,420
Allied Healthcare International, Inc. (I)	10,597	27,552
Amedisys, Inc. (I)	4,462	139,661
American Dental Partners, Inc. (I)	3,840	51,072
AMN Healthcare Services, Inc. (I)	2,215	19,160
AmSurg Corp. (I)	9,863	255,550
Animal Health International, Inc. (I)	785	3,313
Assisted Living Concepts, Inc.	2,580	86,559
BioScrip, Inc. (I)	900	6,885
Brookdale Senior Living, Inc. (I)	7,591	195,924
Capital Senior Living Corp. (I)	6,728	64,656
CardioNet, Inc. (I)	4,900	27,489
Centene Corp. (I)	2,721	94,691
Community Health Systems, Inc. (I)	8,200	234,848
Continucare Corp. (I)	250	1,178

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Coventry Health Care, Inc. (I)	14,671	$516,126
Cross Country Healthcare, Inc. (I)	4,185	32,099
Dynacq Healthcare, Inc. (I)(L)	941	1,835
Five Star Quality Care, Inc. (I)	7,281	56,209
Gentiva Health Services, Inc. (I)(L)	30,823	754,547
Hanger Orthopedic Group, Inc. (I)	44,650	1,122,948
Health Net, Inc. (I)	12,204	391,626
Healthspring, Inc. (I)	34,781	1,525,147
Healthways, Inc. (I)	5,068	82,152
Integramed America, Inc. (I)	590	5,959
LCA-Vision, Inc. (I)	95	540
LifePoint Hospitals, Inc. (I)	4,432	186,144
Magellan Health Services, Inc. (I)	4,500	238,230
MedCath Corp. (I)	4,610	62,512
Molina Healthcare, Inc. (I)	5,724	155,578
National Healthcare Corp.	917	43,704
Omnicare, Inc. (L)	11,321	355,932
Owens & Minor, Inc.	20,652	714,559
PharMerica Corp. (I)	3,150	38,871
RehabCare Group, Inc. (I)	1,651	62,045
Select Medical Holdings Corp. (I)	828	7,866
Skilled Healthcare Group, Inc. (I)	2,200	24,948
Sun Healthcare Group, Inc. (I)	2,289	22,821
Triple-S Management Corp., Class B (I)	4,238	93,363
Universal American Corp. (L)	16,337	151,934
Universal Health Services, Inc., Class B	25,956	1,414,342
WellCare Health Plans, Inc. (I)	600	29,550

		9,474,545
Health Care Technology - 0.38%
Emdeon, Inc., Class A (I)	285	4,372
Omnicell, Inc. (I)	48,892	753,426
Vital Images, Inc. (I)	3,100	58,001

		815,799
Life Sciences Tools & Services - 0.60%
Affymetrix, Inc. (I)	17,285	105,266
Albany Molecular Research, Inc. (I)	1,696	8,531
BioClinica, Inc. (I)	1,800	9,504
Cambrex Corp. (I)	6,793	33,218
Charles River
Laboratories International, Inc. (I)	26,299	1,017,245
Enzo Biochem, Inc. (I)	2,322	9,288
Furiex Pharmaceuticals, Inc. (I)	1,124	19,108
Harvard Bioscience, Inc. (I)	6,820	38,669
Kendle International, Inc. (I)	2,783	41,884
Medtox Scientific, Inc.	1,823	30,790

		1,313,503
Pharmaceuticals - 1.93%
Caraco Pharmaceutical Laboratories, Ltd. (I)	2,200	11,506
Endo Pharmaceuticals Holdings, Inc. (I)	29,401	1,223,964
K-V Pharmaceutical Company, Class A (I)(L)	9,379	29,919
Lannett Company, Inc. (I)	2,790	14,871
Par Pharmaceutical Companies, Inc. (I)	2,620	90,023
Questcor Pharmaceuticals, Inc. (I)(L)	52,345	1,207,599
Sucampo Pharmaceuticals, Inc. (I)	2,120	9,137
Viropharma, Inc. (I)	82,360	1,593,666

		4,180,685

		22,359,402
Industrials - 16.39%
Aerospace & Defense - 1.48%
AAR Corp. (L)	44,084	1,163,377
Aerovironment, Inc. (I)(L)	16,574	500,369

The accompanying notes are an integral part of the financial statements.	190

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Ascent Solar Technologies, Inc. (I)(L)	6,979	$9,422
Ceradyne, Inc. (I)	5,778	258,623
CPI Aerostructures, Inc. (I)	1,142	16,068
Curtiss-Wright Corp.	6,324	215,712
Ducommun, Inc.	2,356	46,248
Esterline Technologies Corp. (I)	6,602	499,243
Innovative Solutions & Support, Inc. (I)	975	5,382
Kratos Defense &
Security Solutions, Inc. (I)(L)	2,100	25,494
LMI Aerospace, Inc. (I)	2,716	57,959
Moog, Inc., Class A (I)	2,075	85,179
SIFCO Industries, Inc.	400	6,640
Sparton Corp. (I)	2,225	21,115
Sypris Solutions, Inc. (I)	500	1,955
Triumph Group, Inc.	3,146	294,214

		3,207,000
Air Freight & Logistics - 0.73%
Air Transport Services Group, Inc. (I)	14,088	104,956
Atlas Air Worldwide Holdings, Inc. (I)	4,477	283,349
Pacer International, Inc. (I)	2,183	11,395
Park-Ohio Holdings Corp. (I)	344	7,313
UTi Worldwide, Inc.	52,688	1,171,254

		1,578,267
Airlines - 0.19%
Alaska Air Group, Inc. (I)	1,100	74,294
Hawaiian Holdings, Inc. (I)	6,800	37,672
JetBlue Airways Corp. (I)(L)	14,897	90,425
Pinnacle Airlines Corp. (I)	4,650	22,646
Republic Airways Holdings, Inc. (I)(L)	6,019	29,373
Skywest, Inc.	10,160	156,769

		411,179
Building Products - 0.66%
American Woodmark Corp.	1,000	20,080
Ameron International Corp.	2,100	141,078
Apogee Enterprises, Inc.	5,813	76,964
Armstrong World Industries, Inc.	1,906	91,507
Builders FirstSource, Inc. (I)	7,312	17,695
Gibraltar Industries, Inc. (I)	4,938	64,490
Griffon Corp. (I)	12,823	135,796
Insteel Industries, Inc.	3,980	54,287
Owens Corning, Inc. (I)	9,932	379,402
PGT, Inc. (I)	6,113	14,610
Quanex Building Products Corp.	700	13,888
Simpson Manufacturing Company, Inc.	7,000	196,140
Universal Forest Products, Inc.	4,334	126,683
US Home Systems, Inc.	400	2,096
USG Corp. (I)(L)	7,301	104,039

		1,438,755
Commercial Services & Supplies - 2.17%
ABM Industries, Inc.	47,771	1,088,223
American Reprographics Company (I)	6,377	59,816
AMREP Corp. (I)	100	964
Casella Waste Systems, Inc., Class A (I)	3,091	19,473
CECO Environmental Corp. (I)	1,341	8,797
Consolidated Graphics, Inc. (I)	2,600	143,494
Courier Corp.	1,247	14,079
Covanta Holding Corp.	10,291	174,638
EnergySolutions, Inc.	11,905	60,835
Ennis, Inc.	6,351	121,241
Fuel Tech, Inc. (I)	2,200	18,568
G&K Services, Inc., Class A	2,091	66,138
InnerWorkings, Inc. (I)(L)	3,233	27,384

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Intersections, Inc.	2,600	$40,352
KAR Auction Services, Inc. (I)	20	418
Kimball International, Inc., Class B	5,215	35,358
M&F Worldwide Corp. (I)	302	6,402
McGrath Rentcorp	2,176	61,015
Metalico, Inc. (I)	2,130	12,610
Mobile Mini, Inc. (I)	8,178	184,005
Multi-Color Corp.	1,848	41,783
Schawk, Inc., Class A	3,135	54,486
Steelcase, Inc., Class A	10,496	114,092
SYKES Enterprises, Inc. (I)	375	8,111
Team, Inc. (I)	44,023	1,012,529
The Brinks Company	299	8,895
The Geo Group, Inc. (I)	931	22,893
Unifirst Corp.	1,724	92,441
United Stationers, Inc.	2,142	158,551
Versar, Inc. (I)	2,653	9,047
Viad Corp.	4,481	101,360
Virco Manufacturing Corp.	700	2,226
Waste Connections, Inc.	29,841	938,201

		4,708,425
Construction & Engineering - 0.59%
Aecom Technology Corp. (I)	605	17,345
Argan, Inc. (I)	107	1,045
Dycom Industries, Inc. (I)	9,199	157,211
EMCOR Group, Inc. (I)	6,300	191,331
Granite Construction, Inc.	800	21,992
Great Lakes Dredge & Dock Corp.	13,265	80,519
Integrated Electrical Services, Inc. (I)	427	1,383
Layne Christensen Company (I)(L)	3,684	108,936
Michael Baker Corp. (I)	600	15,600
MYR Group, Inc. (I)	1,600	36,080
Northwest Pipe Company (I)	1,838	48,045
Pike Electric Corp. (I)	6,752	60,160
Quanta Services, Inc. (I)	8,219	162,325
Sterling Construction Company, Inc. (I)	1,497	19,940
Tutor Perini Corp.	7,045	143,014
URS Corp. (I)	4,563	201,046

		1,265,972
Electrical Equipment - 1.55%
AZZ, Inc.	238	10,501
Belden, Inc.	31,338	1,126,288
Brady Corp., Class A	1,812	62,460
Encore Wire Corp.	4,977	120,891
EnerSys (I)	7,300	261,340
Franklin Electric Company, Inc.	711	31,640
General Cable Corp. (I)	6,249	260,896
Global Power Equipment Group, Inc. (I)	155	4,359
GrafTech International, Ltd. (I)(L)	56,719	1,199,040
Hoku Corp. (I)	435	857
LaBarge, Inc. (I)	1,000	19,160
LSI Industries, Inc.	3,351	25,200
Ocean Power Technologies, Inc. (I)(L)	1,713	7,863
Orion Energy Systems, Inc. (I)	2,343	9,677
Polypore International, Inc. (I)	2,088	136,868
Powell Industries, Inc. (I)	1,269	43,590
PowerSecure International, Inc. (I)	1,924	15,758
SL Industries, Inc. (I)	300	6,960
Ultralife Corp. (I)	4,215	20,654

		3,364,002
Industrial Conglomerates - 0.04%
Standex International Corp.	2,850	94,677

The accompanying notes are an integral part of the financial statements.	191

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 5.35%
Actuant Corp., Class A	1,600	$40,224
Alamo Group, Inc.	2,592	66,096
Albany International Corp., Class A	3,813	105,239
American Railcar Industries, Inc. (I)	4,946	118,704
Ampco-Pittsburgh Corp.	1,873	44,278
Astec Industries, Inc. (I)	500	18,760
Barnes Group, Inc.	8,981	216,532
Briggs & Stratton Corp.	8,705	181,499
Cascade Corp.	2,291	93,083
Chart Industries, Inc. (I)	6,240	303,139
CIRCOR International, Inc.	432	19,142
Columbus McKinnon Corp./NY (I)	2,631	51,305
Dynamic Materials Corp.	12	270
EnPro Industries, Inc. (I)	2,900	132,182
ESCO Technologies, Inc.	596	22,392
Federal Signal Corp.	13,380	87,907
Flow International Corp. (I)	800	3,288
FreightCar America, Inc. (I)	2,800	77,420
Gardner Denver, Inc.	17,251	1,445,289
Gencor Industries, Inc. (I)	604	4,675
Greenbrier Companies, Inc. (I)	4,947	128,919
Hardinge, Inc.	3,300	35,838
Hurco Companies, Inc. (I)	1,523	45,583
IDEX Corp.	24,435	1,107,883
Kaydon Corp.	3,024	109,983
Key Technology, Inc. (I)	105	1,862
LB Foster Co.	153	5,548
Lydall, Inc. (I)	2,591	30,988
Met-Pro Corp.	2,624	30,517
MFRI, Inc. (I)	780	7,192
Miller Industries, Inc.	2,791	48,005
Mueller Industries, Inc.	6,181	229,810
Mueller Water Products, Inc.	23,325	94,233
NACCO Industries, Inc., Class A	1,100	107,580
NN, Inc. (I)	3,985	57,822
Robbins & Myers, Inc.	7,576	333,799
Sauer-Danfoss, Inc. (I)	3,707	197,954
Tecumseh Products Company, Class A (I)	100	1,038
Terex Corp. (I)	7,100	210,515
The Eastern Company	100	1,775
The Manitowoc Company, Inc.	61,398	1,106,392
Titan International, Inc. (L)	67,511	1,855,877
Trinity Industries, Inc. (L)	47,914	1,647,762
Twin Disc, Inc.	2,123	70,823
Valmont Industries, Inc.	9,501	952,190
Watts Water Technologies, Inc., Class A (L)	4,496	157,315

		11,608,627
Marine - 0.22%
Alexander & Baldwin, Inc.	7,217	353,416
Eagle Bulk Shipping, Inc. (I)(L)	14,465	41,659
Excel Maritime Carriers, Ltd. (I)(L)	16,644	56,756
Genco Shipping & Trading, Ltd. (I)(L)	2,300	18,308
International Shipholding Corp.	569	12,865

		483,004
Professional Services - 0.37%
Barrett Business Services, Inc.	1,353	20,674
CBIZ, Inc. (I)(L)	2,920	22,338
CDI Corp.	4,398	61,792
CRA International, Inc. (I)	1,920	53,760
Franklin Covey Company (I)	3,206	29,303
GP Strategies Corp. (I)	2,590	35,897
Heidrick & Struggles International, Inc.	1,007	21,097
Hill International, Inc. (I)	2,744	12,622

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Hudson Highland Group, Inc. (I)	3,400	$17,850
Huron Consulting Group, Inc. (I)	878	26,630
ICF International, Inc. (I)	1,637	42,104
Kelly Services, Inc., Class A (I)	6,524	115,018
Korn/Ferry International (I)	3,249	69,399
LECG Corp. (I)	3,950	198
National Technical Systems, Inc.	1,900	12,027
Navigant Consulting Company (I)	85	859
On Assignment, Inc. (I)	6,697	74,805
RCM Technologies, Inc. (I)	100	535
School Specialty, Inc. (I)	2,471	38,004
SFN Group, Inc. (I)	2,923	30,370
The Dolan Company (I)	6,694	70,153
Volt Information Sciences, Inc. (I)	4,968	50,177

		805,612
Road & Rail - 1.64%
AMERCO, Inc. (I)	3,260	294,345
Arkansas Best Corp.	3,208	78,564
Avis Budget Group, Inc. (I)(L)	13,390	235,530
Celadon Group, Inc. (I)	1,601	22,414
Covenant Transport, Inc. (I)	1,017	9,326
Dollar Thrifty Automotive Group, Inc. (I)	300	24,885
Frozen Food Express Industries (I)	1,999	7,576
Landstar System, Inc.	18,094	856,208
Marten Transport, Ltd.	4,720	105,917
Old Dominion Freight Line, Inc. (I)	34,491	1,287,549
P.A.M. Transportation Services, Inc. (I)	2,122	23,024
RailAmerica, Inc. (I)	1,849	29,048
Ryder Systems, Inc.	8,700	478,500
Saia, Inc. (I)	3,449	54,184
Universal Truckload Services, Inc. (I)	533	8,731
USA Truck, Inc. (I)	2,424	28,652

		3,544,453
Trading Companies & Distributors - 1.40%
Aceto Corp.	4,911	34,623
Aircastle, Ltd. (L)	11,800	147,972
Applied Industrial Technologies, Inc.	5,900	210,158
Beacon Roofing Supply, Inc. (I)	54,597	1,196,220
CAI International, Inc. (I)	4,100	95,776
GATX Corp.	10,584	420,396
H&E Equipment Services, Inc. (I)	7,028	101,976
Interline Brands, Inc. (I)	6,430	118,762
Kaman Corp., Class A	437	15,767
Lawson Products, Inc.	2,029	38,247
Rush Enterprises, Inc., Class B (I)	7,405	128,329
TAL International Group, Inc.	4,902	165,344
Titan Machinery, Inc. (I)	3,197	85,648
United Rentals, Inc. (I)	80	2,187
WESCO International, Inc. (I)(L)	4,994	277,666
Willis Lease Finance Corp. (I)	281	3,608

		3,042,679

		35,552,652
Information Technology - 14.25%
Communications Equipment - 1.25%
Anaren, Inc. (I)	1,390	23,769
Arris Group, Inc. (I)	12,525	141,407
Aviat Networks, Inc. (I)	8,658	40,433
Aware, Inc. (I)	3,300	10,164
Bel Fuse, Inc., Class B	2,040	39,923
BigBand Networks, Inc. (I)	4,600	9,660
Black Box Corp.	3,723	122,710
Brocade Communications Systems, Inc. (I)	1,606	10,712

The accompanying notes are an integral part of the financial statements.	192

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Calix, Inc. (I)	393	$8,477
Cogo Group, Inc. (I)	8,403	55,796
Communications Systems, Inc.	1,201	22,098
Comtech Telecommunications Corp.	2,342	65,084
Digi International, Inc. (I)	5,726	67,510
EchoStar Corp., Class A (I)	3,771	127,045
Emcore Corp. (I)	1,800	4,572
EMS Technologies, Inc. (I)	3,696	96,429
Emulex Corp. (I)	12,377	115,106
Extreme Networks, Inc. (I)	3,605	11,969
Globecomm Systems, Inc. (I)	5,280	77,405
Harmonic, Inc. (I)	11,465	89,312
JDS Uniphase Corp. (I)	52,093	1,051,758
KVH Industries, Inc. (I)	2,148	25,432
Loral Space & Communications, Inc. (I)	456	30,333
Netgear, Inc. (I)	161	6,738
Network Engines, Inc. (I)	185	211
Oclaro, Inc. (I)	1,500	14,355
Oplink Communications, Inc. (I)	1,681	31,065
OpNext, Inc. (I)	7,650	22,032
Optical Cable Corp.	100	443
ORBCOMM, Inc. (I)	8,038	26,043
Performance Technologies, Inc. (I)	1,302	2,669
Relm Wireless Corp. (I)	877	1,201
Seachange International, Inc. (I)	4,594	51,728
Sycamore Networks, Inc.	6,141	148,858
Symmetricom, Inc. (I)	2,967	16,823
UTStarcom, Inc. (I)(L)	35,058	69,064
Viasat, Inc. (I)	1,415	62,642
Westell Technologies, Inc., Class A (I)	2,150	7,375

		2,708,351
Computers & Peripherals - 0.30%
Avid Technology, Inc. (I)	8,929	155,990
Concurrent Computer Corp. (I)	526	3,266
Cray, Inc. (I)	807	5,165
Datalink Corp. (I)	1,469	10,606
Dot Hill Systems Corp. (I)	1,000	2,910
Electronics for Imaging, Inc. (I)	5,909	106,657
Hutchinson Technology, Inc. (I)(L)	3,000	7,500
Hypercom Corp. (I)	2,100	22,449
Imation Corp. (I)	8,805	85,585
Interphase Corp. (I)	400	1,752
Intevac, Inc. (I)	4,906	58,234
KEY Tronic Corp. (I)	900	4,050
Novatel Wireless, Inc. (I)	6,924	36,974
Rimage Corp.	2,000	29,180
Silicon Graphics International Corp. (I)	6,217	112,528

		642,846
Electronic Equipment, Instruments & Components - 3.18%
ADDvantage Technologies Group, Inc. (I)	471	1,243
Arrow Electronics, Inc. (I)	13,183	588,357
Avnet, Inc. (I)	4,087	147,949
AVX Corp.	7,646	120,272
Benchmark Electronics, Inc. (I)	4,167	72,006
Brightpoint, Inc. (I)	2,100	18,984
Checkpoint Systems, Inc. (I)	6,338	114,781
Cognex Corp.	58	2,047
Coherent, Inc. (I)	3,429	192,367
Daktronics, Inc.	3,800	40,850
Electro Rent Corp.	5,479	84,048
Electro Scientific Industries, Inc. (I)	552	9,936
FARO Technologies, Inc. (I)	2,008	89,878
Gerber Scientific, Inc. (I)	7,039	68,208

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
ID Systems, Inc. (I)	861	$3,857
Ingram Micro, Inc., Class A (I)	64,536	1,226,829
Insight Enterprises, Inc. (I)	4,706	78,920
IntriCon Corp. (I)	80	324
L-1 Identity Solutions, Inc. (I)(L)	20,315	225,903
Measurement Specialties, Inc. (I)	2,180	83,385
Mercury Computer Systems, Inc. (I)	2,190	41,873
Methode Electronics, Inc.	4,959	59,310
Multi-Fineline Electronix, Inc. (I)	3,411	72,279
Newport Corp. (I)	1,100	20,009
OSI Systems, Inc. (I)	34,499	1,379,270
PAR Technology Corp. (I)	1,700	6,936
Park Electrochemical Corp.	380	11,442
PC Connection, Inc. (I)	4,289	37,443
PC Mall, Inc. (I)	2,932	24,277
Perceptron, Inc. (I)	1,146	8,263
Planar Systems, Inc. (I)	1,500	4,590
RadiSys Corp. (I)	2,116	18,261
Richardson Electronics, Ltd.	1,662	22,769
Rofin-Sinar Technologies, Inc. (I)	12,050	435,487
Rogers Corp. (I)	3,200	150,176
Sanmina-SCI Corp. (I)	2,300	24,587
Scansource, Inc. (I)	1,144	40,532
SMART Modular
Technologies (WWH), Inc. (I)	15,830	145,953
Spectrum Control, Inc. (I)	2,917	58,282
SYNNEX Corp. (I)	7,365	241,130
Tech Data Corp. (I)	6,299	298,384
Tessco Technologies, Inc.	1,768	20,208
TTM Technologies, Inc. (I)	8,002	132,513
Viasystems Group, Inc. (I)	286	6,489
Vicon Industries, Inc. (I)	102	458
Vishay Intertechnology, Inc. (I)	23,932	379,801
Vishay Precision Group, Inc. (I)	1,709	31,155
X-Rite, Inc. (I)	6,319	30,268
Zygo Corp. (I)	1,490	21,233

		6,893,522
Internet Software & Services - 1.76%
AOL, Inc. (I)(L)	2,699	55,518
DealerTrack Holdings, Inc. (I)	2,284	52,920
Digital River, Inc. (I)	1,500	48,825
Earthlink, Inc.	15,205	120,043
IAC/InterActiveCorp (I)	11,000	404,580
InfoSpace, Inc. (I)	8,265	76,865
Internap Network Services Corp. (I)	9,947	82,063
Keynote Systems, Inc.	600	12,738
Marchex, Inc., Class B	3,900	30,381
Market Leader, Inc. (I)	500	1,120
ModusLink Global Solutions, Inc.	9,124	43,248
Open Text Corp. (I)(L)	18,971	1,237,858
Perficient, Inc. (I)	1,626	18,130
RealNetworks, Inc. (I)	23,478	87,808
Soundbite Communications, Inc. (I)	200	472
Support.com, Inc. (I)	6,257	30,034
TechTarget, Inc. (I)	5,473	44,222
The Knot, Inc.	342	3,509
TheStreet.com, Inc.	6,959	23,800
United Online, Inc. (L)	19,113	116,207
ValueClick, Inc. (I)	70,942	1,280,503
Web.com Group, Inc. (I)	4,251	50,714

		3,821,558

The accompanying notes are an integral part of the financial statements.	193

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 1.63%
Acorn Energy, Inc. (I)	767	$3,122
Acxiom Corp. (I)	7,534	103,593
CACI International, Inc., Class A (I)	4,865	310,533
China Information Technology, Inc. (I)	4,800	9,264
Ciber, Inc. (I)	17,378	106,006
Computer Task Group, Inc. (I)	1,544	20,720
Convergys Corp. (I)	15,251	194,908
CoreLogic, Inc. (I)	6,410	116,085
CSG Systems International, Inc. (I)	177	3,379
Dynamics Research Corp. (I)	2,094	31,996
Integral Systems, Inc. (I)	2,513	29,829
INX, Inc. (I)	814	4,681
Jack Henry & Associates, Inc.	32,845	1,026,078
ManTech International Corp., Class A	216	9,724
Online Resources Corp. (I)	6,713	22,556
SRA International, Inc., Class A (I)	6,412	198,451
StarTek, Inc. (I)	2,139	9,946
The Hackett Group, Inc. (I)	9,407	46,753
Tier Technologies, Inc., Class B (I)	1,809	8,665
Virtusa Corp. (I)	1,500	30,225
Wright Express Corp. (I)	23,275	1,255,919

		3,542,433
Semiconductors & Semiconductor Equipment - 3.95%
Advanced Analogic Technologies, Inc. (I)	5,632	33,961
Advanced Energy Industries, Inc. (I)	51,763	768,681
Amtech Systems, Inc. (I)(L)	2,127	46,539
Anadigics, Inc. (I)	8,400	27,468
ATMI, Inc. (I)	6,878	131,989
AuthenTec, Inc. (I)	5,081	12,855
Axcelis Technologies, Inc. (I)	3,500	6,300
AXT, Inc. (I)	4,300	35,002
BTU International, Inc. (I)	682	5,947
Cabot Microelectronics Corp. (I)	3,400	170,850
Cascade Microtech, Inc. (I)	1,613	8,920
Ceva, Inc. (I)	2,219	76,178
Cohu, Inc.	5,143	67,888
Cymer, Inc. (I)	22,617	1,082,676
DSP Group, Inc. (I)	5,613	46,363
Evergreen Solar, Inc. (I)(L)	3,516	2,456
Exar Corp. (I)	10,153	64,573
Fairchild Semiconductor International, Inc. (I)	16,880	304,515
FEI Company (I)	5,400	210,654
FormFactor, Inc. (I)	3,354	33,238
FSI International, Inc. (I)	1,300	5,733
GSI Technology, Inc. (I)	4,700	32,947
Ikanos Communications, Inc. (I)	1,900	2,907
Integrated Device Technology, Inc. (I)	24,164	202,736
Integrated Silicon Solution, Inc. (I)	4,650	42,966
International Rectifier Corp. (I)	10,474	301,442
Intersil Corp., Class A	9,750	139,913
IXYS Corp. (I)	2,893	40,184
Lattice Semiconductor Corp. (I)	171,745	1,131,800
LTX-Credence Corp. (I)	851	8,085
Mattson Technology, Inc. (I)	6,000	10,200
MEMC Electronic Materials, Inc. (I)	9,085	95,574
MEMSIC, Inc. (I)	1,771	6,021
Microsemi Corp. (I)	400	8,820
MKS Instruments, Inc.	4,914	129,238
MoSys, Inc. (I)	544	3,286
Nanometrics, Inc. (I)	179	2,823
Pericom Semiconductor Corp. (I)	5,664	52,222
Photronics, Inc. (I)	13,324	133,773
Rudolph Technologies, Inc. (I)	4,000	46,920
Semtech Corp. (I)	44,838	1,283,264

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Sigma Designs, Inc. (I)	7,274	$65,393
Silicon Image, Inc. (I)	7,398	56,077
Standard Microsystems Corp. (I)	4,999	134,073
SunPower Corp., Class A (I)(L)	7,409	156,034
SunPower Corp., Class B (I)	5,759	119,730
Supertex, Inc. (I)	1,700	37,162
Trident Microsystems, Inc. (I)	5,100	4,999
TriQuint Semiconductor, Inc. (I)	493	6,384
Veeco Instruments, Inc. (I)(L)	19,491	1,122,487
Zoran Corp. (I)	6,685	55,018

		8,575,264
Software - 2.18%
American Software, Inc., Class A	3,149	24,184
Ariba, Inc. (I)(L)	33,925	1,137,845
AsiaInfo Holdings, Inc. (I)(L)	1,321	23,686
Bsquare Corp. (I)	100	644
EPIQ Systems, Inc.	3,500	52,360
ePlus, Inc. (I)	1,906	50,090
Fair Isaac Corp.	300	8,775
JDA Software Group, Inc. (I)	1,800	59,454
Mentor Graphics Corp. (I)	600	8,046
Parametric Technology Corp. (I)	42,642	993,132
Quest Software, Inc. (I)	41,230	935,715
S1 Corp. (I)	4,818	35,075
Smith Micro Software, Inc. (I)	3,270	17,364
TeleCommunication Systems, Inc. (I)	6,815	34,007
THQ, Inc. (I)	11,400	47,082
TIBCO Software, Inc. (I)(L)	46,264	1,299,556

		4,727,015

		30,910,989
Materials - 7.77%
Chemicals - 3.68%
A. Schulman, Inc.	3,820	97,372
American Pacific Corp. (I)	1,717	11,452
American Vanguard Corp.	5,720	68,354
Arabian American Development Company (I)	2,312	9,525
Ashland, Inc.	7,504	512,823
Cabot Corp.	7,889	333,152
Chase Corp.	1,432	23,757
Cytec Industries, Inc.	7,000	393,330
Ferro Corp. (I)	5,832	76,399
FMC Corp.	11,631	981,075
Georgia Gulf Corp. (I)	7,700	218,218
H.B. Fuller Company	300	6,687
Huntsman Corp.	4,200	79,590
Innophos Holdings, Inc.	29,964	1,345,084
Innospec, Inc. (I)	1,700	57,613
KMG Chemicals, Inc.	652	12,062
Kraton Performance Polymers, Inc. (I)	31,220	1,200,721
Landec Corp. (I)	5,781	33,183
Minerals Technologies, Inc.	2,700	183,600
NL Industries, Inc.	3,600	69,084
OM Group, Inc. (I)	5,098	190,053
Penford Corp. (I)	2,346	13,654
PolyOne Corp.	86,133	1,311,806
Quaker Chemical Corp.	975	42,471
Rockwood Holdings, Inc. (I)	3,661	192,532
Spartech Corp. (I)	6,400	45,504
Westlake Chemical Corp.	6,868	385,295
Zoltek Companies, Inc. (I)(L)	8,005	88,215

		7,982,611

The accompanying notes are an integral part of the financial statements.	194

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials - 0.12%
Headwaters, Inc. (I)	13,927	$50,973
Texas Industries, Inc. (L)	4,800	201,072
Vulcan Materials Company	311	12,592

		264,637
Containers & Packaging - 0.76%
AptarGroup, Inc.	18,076	965,258
Boise, Inc.	17,400	146,856
Graphic Packaging Holding Company (I)	24,214	132,693
Myers Industries, Inc.	7,603	79,603
Temple-Inland, Inc.	13,500	320,490

		1,644,900
Metals & Mining - 1.90%
A. M. Castle & Company (I)	5,252	97,057
Allegheny Technologies, Inc.	1,183	79,261
Allied Nevada Gold Corp. (I)	8,020	297,382
Century Aluminum Company (I)	11,480	185,287
Coeur d’Alene Mines Corp. (I)	5,466	150,698
Commercial Metals Company	19,700	293,333
Compass Minerals International, Inc.	10,911	1,014,396
Detour Gold Corp. (I)	9,885	315,879
Friedman Industries, Inc.	1,405	13,881
Haynes International, Inc.	2,800	157,556
Hecla Mining Company (I)	8,800	74,712
Horsehead Holding Corp. (I)	10,408	138,843
Kaiser Aluminum Corp.	4,400	232,056
Materion Corp. (I)	3,000	119,010
Metals USA Holdings Corp. (I)	108	1,698
Olympic Steel, Inc.	2,278	66,791
Reliance Steel & Aluminum Company	8,700	448,137
RTI International Metals, Inc. (I)(L)	5,200	198,276
Steel Dynamics, Inc.	400	6,840
Synalloy Corp.	380	5,594
Universal Stainless & Alloy Products, Inc. (I)	1,778	64,737
US Gold Corp. (I)	8,964	63,375
Worthington Industries, Inc.	3,800	82,954

		4,107,753
Paper & Forest Products - 1.31%
Buckeye Technologies, Inc.	8,200	208,854
Clearwater Paper Corp. (I)	1,399	96,657
Domtar Corp.	5,000	512,400
KapStone Paper and Packaging Corp. (I)	6,511	107,106
Louisiana-Pacific Corp. (I)(L)	23,781	199,285
MeadWestvaco Corp.	14,845	505,027
Mercer International, Inc. (I)	8,709	119,575
Neenah Paper, Inc.	3,386	78,521
P.H. Glatfelter Company	8,879	136,825
Schweitzer-Mauduit International, Inc.	16,009	843,354
Wausau Paper Corp.	5,400	37,044

		2,844,648

		16,844,549
Telecommunication Services - 0.83%
Diversified Telecommunication Services - 0.48%
Alaska Communications
Systems Group, Inc. (L)	73,589	663,773
General Communication, Inc., Class A (I)	6,287	77,644
Hughes Communications, Inc. (I)	1,496	89,760
Iridium Communications, Inc. (I)(L)	10,611	94,650
Premiere Global Services, Inc. (I)	9,046	76,167
SureWest Communications	2,869	42,662

		1,044,656

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.35%
FiberTower Corp. (I)	8,641	$15,986
Leap Wireless International, Inc. (I)	3,505	58,919
MetroPCS Communications, Inc. (I)	1,700	30,430
Shenandoah Telecommunications Company	198	3,606
Telephone & Data Systems, Inc.	7,100	232,170
Telephone & Data Systems, Inc. -
Special Shares	6,500	185,250
United States Cellular Corp. (I)	4,446	219,632
USA Mobility, Inc.	700	11,382

		757,375

		1,802,031
Utilities - 0.92%
Gas Utilities - 0.68%
Energen Corp.	11,949	744,064
UGI Corp.	22,848	748,957

		1,493,021
Independent Power Producers & Energy Traders - 0.20%
Dynegy, Inc. (I)	9,941	60,242
GenOn Energy, Inc. (I)	90,120	359,579
Ormat Technologies, Inc.	531	11,687

		431,508
Water Utilities - 0.04%
Consolidated Water Company, Ltd.	835	8,049
Pennichuck Corp.	233	6,603
SJW Corp.	2,989	69,584

		84,236

		2,008,765

TOTAL COMMON STOCKS (Cost $149,816,603)		$214,122,825

RIGHTS - 0.00%
Bankatlantic Bancorp, Inc. (Expiration Date:
06/16/2011, Strike Price: $0.75) (I)(L)	6,986	156
Macatawa Bank Corp. Rights (Expiration
Date: 06/07/2011, Strike Price: $2.30) (I)(L)	400	40

TOTAL RIGHTS (Cost $0)		$196

SECURITIES LENDING COLLATERAL - 10.94%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	2,369,930	23,718,497

TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,714,373)		$23,718,497

SHORT-TERM INVESTMENTS - 1.12%
Short-Term Securities - 1.12%
State Street Institutional Liquid Reserves
Fund, 0.1125% (Y)	$2,429,443	$2,429,443

TOTAL SHORT-TERM INVESTMENTS (Cost $2,429,443)		$2,429,443

Total Investments (Small Cap Opportunities Fund)
(Cost $175,960,419) - 110.78%		$240,270,961
Other assets and liabilities, net - (10.78%)		(23,374,860)

TOTAL NET ASSETS - 100.00%		$216,896,101

The accompanying notes are an integral part of the financial statements.	195

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.82%
Consumer Discretionary - 17.34%
Diversified Consumer Services - 1.19%
Matthews International Corp., Class A	53,400	$2,087,406
Hotels, Restaurants & Leisure - 4.22%
Bally Technologies, Inc. (I)(L)	35,700	1,406,937
CEC Entertainment, Inc.	53,200	2,164,708
Choice Hotels International, Inc. (L)	49,600	1,767,744
Sonic Corp. (I)	178,500	2,050,965

		7,390,354
Household Durables - 2.02%
Helen of Troy, Ltd. (I)	93,300	3,021,987
Tempur-Pedic International, Inc. (I)(L)	7,900	513,816

		3,535,803
Media - 2.31%
Arbitron, Inc.	94,700	4,043,690
Multiline Retail - 0.96%
Fred’s, Inc., Class A	114,700	1,668,885
Specialty Retail - 5.87%
Ascena Retail Group, Inc. (I)	79,700	2,666,762
Stage Stores, Inc.	219,400	3,957,976
The Cato Corp., Class A	134,200	3,652,924

		10,277,662
Textiles, Apparel & Luxury Goods - 0.77%
Skechers U.S.A., Inc., Class A (I)(L)	76,700	1,340,716

		30,344,516
Consumer Staples - 1.20%
Food & Staples Retailing - 1.20%
Casey’s General Stores, Inc.	50,800	2,105,660
Energy - 4.59%
Energy Equipment & Services - 2.18%
Bristow Group, Inc.	35,900	1,649,605
SEACOR Holdings, Inc.	21,700	2,162,839

		3,812,444
Oil, Gas & Consumable Fuels - 2.41%
Georesources, Inc. (I)	59,400	1,471,338
Penn Virginia Corp. (L)	103,000	1,502,770
Scorpio Tankers, Inc. (I)(L)	123,600	1,247,124

		4,221,232

		8,033,676
Financials - 22.80%
Capital Markets - 1.67%
Ares Capital Corp.	174,000	2,926,680
Commercial Banks - 7.37%
First Busey Corp. (L)	260,002	1,323,410
First Midwest Bancorp, Inc.	194,700	2,383,128
Hancock Holding Company (L)	41,800	1,350,558
International Bancshares Corp. (L)	127,000	2,167,890
MB Financial, Inc.	87,000	1,728,690
Webster Financial Corp.	137,800	2,874,508
Westamerica Bancorp. (L)	21,300	1,071,390

		12,899,574
Insurance - 6.81%
Alleghany Corp. (I)	4,695	1,564,233
AMERISAFE, Inc. (I)	74,200	1,716,988
Assured Guaranty, Ltd.	82,100	1,397,342
Delphi Financial Group, Inc., Class A	121,200	3,535,404
Platinum Underwriters Holdings, Ltd.	59,900	2,044,986

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Primerica, Inc.	76,900	$1,651,043

		11,909,996
Real Estate Investment Trusts - 3.83%
American Campus Communities, Inc.	40,600	1,434,804
Campus Crest Communities, Inc.	110,900	1,419,520
DiamondRock Hospitality Company	102,312	1,176,588
Education Realty Trust, Inc.	179,300	1,559,910
Mack-Cali Realty Corp.	31,500	1,113,840

		6,704,662
Thrifts & Mortgage Finance - 3.12%
First Niagara Financial Group, Inc.	110,880	1,574,496
Flushing Financial Corp.	84,000	1,127,280
Northwest Bancshares, Inc.	220,000	2,761,000

		5,462,776

		39,903,688
Health Care - 8.45%
Health Care Equipment & Supplies - 1.80%
Haemonetics Corp. (I)	13,515	914,019
ICU Medical, Inc. (I)	51,500	2,233,040

		3,147,059
Health Care Providers & Services - 2.72%
AmSurg Corp. (I)	100,800	2,611,728
Corvel Corp. (I)	40,700	2,154,658

		4,766,386
Life Sciences Tools & Services - 3.93%
Charles River
Laboratories International, Inc. (I)	74,200	2,870,056
ICON PLC, SADR (I)	156,800	4,012,512

		6,882,568

		14,796,013
Industrials - 22.37%
Commercial Services & Supplies - 5.54%
ACCO Brands Corp. (I)	224,050	1,859,615
G&K Services, Inc., Class A	43,000	1,360,090
Standard Parking Corp. (I)	77,398	1,275,519
Unifirst Corp.	16,700	895,454
United Stationers, Inc.	58,100	4,300,562

		9,691,240
Construction & Engineering - 0.36%
Sterling Construction Company, Inc. (I)	46,700	622,044
Electrical Equipment - 3.49%
Acuity Brands, Inc.	25,600	1,560,576
Belden, Inc.	126,800	4,557,192

		6,117,768
Industrial Conglomerates - 3.25%
Carlisle Companies, Inc.	117,200	5,695,922
Machinery - 4.45%
Albany International Corp., Class A	99,800	2,754,480
ESCO Technologies, Inc.	50,200	1,886,014
Mueller Industries, Inc.	84,700	3,149,146

		7,789,640
Marine - 1.82%
Kirby Corp. (I)	55,300	3,178,091
Road & Rail - 1.81%
Genesee & Wyoming, Inc., Class A (I)	53,400	3,169,290

The accompanying notes are an integral part of the financial statements.	196

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 1.65%
GATX Corp.	72,800	$2,891,616

		39,155,611
Information Technology - 8.46%
Computers & Peripherals - 1.67%
Diebold, Inc.	73,300	2,422,565
Electronics for Imaging, Inc. (I)	27,648	499,046

		2,921,611
Electronic Equipment, Instruments & Components - 2.07%
Coherent, Inc. (I)	22,200	1,245,420
MTS Systems Corp.	45,400	1,860,492
NAM TAI Electronics, Inc.	83,100	513,558

		3,619,470
IT Services - 2.02%
MAXIMUS, Inc.	42,300	3,544,740
Office Electronics - 1.32%
Zebra Technologies Corp., Class A (I)	52,100	2,315,845
Software - 1.38%
Websense, Inc. (I)(L)	97,100	2,412,935

		14,814,601
Materials - 5.38%
Chemicals - 2.67%
Kraton Performance Polymers, Inc. (I)	44,800	1,723,008
Zep, Inc.	158,800	2,958,444

		4,681,452
Containers & Packaging - 1.48%
AptarGroup, Inc.	48,400	2,584,560
Paper & Forest Products - 1.23%
Deltic Timber Corp. (L)	37,300	2,145,123

		9,411,135
Utilities - 5.23%
Electric Utilities - 2.56%
Unisource Energy Corp.	69,600	2,637,144
Westar Energy, Inc. (L)	67,600	1,838,044

		4,475,188
Gas Utilities - 2.67%
Atmos Energy Corp.	51,800	1,727,530
New Jersey Resources Corp.	31,000	1,428,480
WGL Holdings, Inc.	38,600	1,515,050

		4,671,060

		9,146,248

TOTAL COMMON STOCKS (Cost $118,965,366)		$167,711,148

SECURITIES LENDING COLLATERAL - 4.21%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	736,608	7,372,049

TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,371,057)		$7,372,049

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 4.12%
Repurchase Agreement - 4.12%
Deutsche Tri-Party Repurchase Agreement
dated 05/31/2011 at 0.140% to be
repurchased at $7,200,028 on 06/01/2011,
collateralized by $7,320,239 Government
National Mortgage Association, 4.000% due
10/15/2040 (valued at $7,344,001
including interest)	$7,200,000	$7,200,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,200,000)		$7,200,000

Total Investments (Small Cap Value Fund)
(Cost $133,536,423) - 104.15%		$182,283,197
Other assets and liabilities, net - (4.15%)		(7,256,288)

TOTAL NET ASSETS - 100.00%		$175,026,909

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.80%
Consumer Discretionary - 17.81%
Auto Components - 1.78%
Tenneco, Inc. (I)	27,204	$1,135,767
TRW Automotive Holdings Corp. (I)	29,826	1,696,205

		2,831,972
Distributors - 0.67%
Pool Corp. (L)	35,011	1,058,733
Diversified Consumer Services - 1.39%
Weight Watchers International, Inc.	27,527	2,208,766
Hotels, Restaurants & Leisure - 5.33%
Buffalo Wild Wings, Inc. (I)(L)	18,450	1,155,708
Choice Hotels International, Inc. (L)	24,470	872,111
Darden Restaurants, Inc.	20,120	1,019,078
Jack in the Box, Inc. (I)	42,788	950,321
Life Time Fitness, Inc. (I)	29,193	1,074,010
P.F. Chang’s China Bistro, Inc. (L)	31,773	1,283,311
Penn National Gaming, Inc. (I)(L)	35,620	1,442,610
WMS Industries, Inc. (I)	21,325	670,885

		8,468,034
Media - 0.88%
DreamWorks Animation SKG, Inc. (I)(L)	22,678	542,231
National CineMedia, Inc.	48,292	860,081

		1,402,312
Specialty Retail - 6.12%
Dick’s Sporting Goods, Inc. (I)	30,363	1,206,626
DSW, Inc., Class A (I)(L)	27,260	1,367,089
Foot Locker, Inc.	56,001	1,396,665
Group 1 Automotive, Inc. (L)	28,977	1,122,279
Tractor Supply Company	26,639	1,682,519
Vitamin Shoppe, Inc. (I)	34,415	1,401,723
Williams-Sonoma, Inc.	39,792	1,557,857

		9,734,758
Textiles, Apparel & Luxury Goods - 1.64%
Maidenform Brands, Inc. (I)	37,420	1,127,465
Steven Madden, Ltd. (I)	26,501	1,477,166

		2,604,631

		28,309,206

The accompanying notes are an integral part of the financial statements.	197

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 2.24%
Food Products - 1.45%
Diamond Foods, Inc. (L)	18,386	$1,368,470
Ralcorp Holdings, Inc. (I)	10,596	931,812

		2,300,282
Personal Products - 0.79%
Nu Skin Enterprises, Inc., Class A	32,241	1,260,301

		3,560,583
Energy - 7.91%
Energy Equipment & Services - 3.82%
Dresser-Rand Group, Inc. (I)	23,886	1,255,926
Dril-Quip, Inc. (I)	14,354	1,064,780
FMC Technologies, Inc. (I)	24,619	1,098,746
Lufkin Industries, Inc.	14,859	1,347,860
Patterson-UTI Energy, Inc.	41,555	1,301,918

		6,069,230
Oil, Gas & Consumable Fuels - 4.09%
Bill Barrett Corp. (I)	23,156	1,032,063
Carrizo Oil & Gas, Inc. (I)(L)	30,702	1,173,123
Frontier Oil Corp.	60,835	1,816,533
James River Coal Company (I)(L)	41,690	913,845
SandRidge Energy, Inc. (I)(L)	139,179	1,575,506

		6,511,070

		12,580,300
Financials - 5.04%
Capital Markets - 1.74%
Affiliated Managers Group, Inc. (I)	12,198	1,289,695
Greenhill & Company, Inc. (L)	12,423	691,464
Stifel Financial Corp. (I)	19,707	793,601

		2,774,760
Commercial Banks - 2.08%
City National Corp.	16,144	909,392
Huntington Bancshares, Inc.	143,454	946,796
SVB Financial Group (I)(L)	24,380	1,447,684

		3,303,872
Insurance - 1.22%
Brown & Brown, Inc.	27,719	731,504
ProAssurance Corp. (I)	17,217	1,210,527

		1,942,031

		8,020,663
Health Care - 14.99%
Biotechnology - 1.95%
Acorda Therapeutics, Inc. (I)	27,825	914,051
BioMarin Pharmaceutical, Inc. (I)	42,417	1,197,432
United Therapeutics Corp. (I)	15,320	989,212

		3,100,695
Health Care Equipment & Supplies - 3.62%
Insulet Corp. (I)	39,242	827,221
Masimo Corp. (L)	34,560	1,061,683
Meridian Bioscience, Inc. (L)	35,910	856,813
Sirona Dental Systems, Inc. (I)	24,361	1,316,956
Zoll Medical Corp. (I)	27,717	1,685,471

		5,748,144
Health Care Providers & Services - 3.48%
Chemed Corp.	19,974	1,349,643
Health Management
Associates, Inc., Class A (I)	99,020	1,128,828
MEDNAX, Inc. (I)	14,959	1,124,169

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
PSS World Medical, Inc. (I)(L)	38,277	$1,118,454
VCA Antech, Inc. (I)(L)	33,259	813,183

		5,534,277
Health Care Technology - 1.50%
Allscripts Healthcare Solutions, Inc. (I)	58,853	1,183,534
Quality Systems, Inc.	13,953	1,201,074

		2,384,608
Life Sciences Tools & Services - 2.60%
Bruker Corp. (I)	54,848	1,081,603
Parexel International Corp. (I)	37,777	950,847
PerkinElmer, Inc.	38,563	1,067,809
Techne Corp.	12,726	1,037,169

		4,137,428
Pharmaceuticals - 1.84%
Medicis Pharmaceutical Corp., Class A	34,698	1,300,134
Perrigo Company	15,146	1,295,892
Salix Pharmaceuticals, Ltd. (I)	8,177	327,325

		2,923,351

		23,828,503
Industrials - 14.56%
Aerospace & Defense - 2.27%
Hexcel Corp. (I)	51,751	1,069,693
TransDigm Group, Inc. (I)	30,903	2,534,043

		3,603,736
Air Freight & Logistics - 1.61%
Forward Air Corp.	35,885	1,259,564
HUB Group, Inc., Class A (I)	34,087	1,300,760

		2,560,324
Commercial Services & Supplies - 1.49%
Corrections Corp. of America (I)	44,337	1,019,751
Fuel Tech, Inc. (I)(L)	45,713	385,818
Tetra Tech, Inc. (I)	39,691	965,682

		2,371,251
Electrical Equipment - 1.38%
General Cable Corp. (I)	26,029	1,086,711
Thomas & Betts Corp. (I)	20,074	1,099,052

		2,185,763
Machinery - 4.89%
Crane Company	17,614	866,433
Kaydon Corp.	4,563	165,956
Kennametal, Inc.	26,664	1,112,689
Lincoln Electric Holdings, Inc.	15,413	1,150,580
Lindsay Corp.	13,086	877,809
Meritor, Inc. (I)	64,809	1,069,997
Terex Corp. (I)	32,773	971,719
Wabtec Corp.	23,013	1,555,449

		7,770,632
Professional Services - 0.96%
CoStar Group, Inc. (I)(L)	24,295	1,533,015
Road & Rail - 0.68%
Knight Transportation, Inc.	63,654	1,088,483
Trading Companies & Distributors - 1.28%
Watsco, Inc. (L)	13,207	884,077
WESCO International, Inc. (I)	20,545	1,142,302

		2,026,379

		23,139,583

The accompanying notes are an integral part of the financial statements.	198

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 27.73%
Communications Equipment - 3.70%
Ciena Corp. (I)(L)	43,942	$1,175,449
Finisar Corp. (I)(L)	48,316	1,160,550
Harmonic, Inc. (I)(L)	100,629	783,900
Netgear, Inc. (I)	31,827	1,331,960
Polycom, Inc. (I)	24,760	1,421,472

		5,873,331
Electronic Equipment, Instruments & Components - 1.49%
Coherent, Inc. (I)	19,637	1,101,636
Littelfuse, Inc.	21,229	1,273,740

		2,375,376
Internet Software & Services - 2.74%
Open Text Corp. (I)	19,873	1,296,713
ValueClick, Inc. (I)	74,197	1,339,256
VistaPrint NV (I)(L)	17,609	866,011
WebMD Health Corp. (I)	17,784	847,941

		4,349,921
IT Services - 1.33%
Alliance Data Systems Corp. (I)(L)	12,739	1,196,574
Global Payments, Inc.	17,720	920,731

		2,117,305
Semiconductors & Semiconductor Equipment - 6.63%
Cymer, Inc. (I)	22,553	1,079,612
Hittite Microwave Corp. (I)	20,926	1,327,127
Microsemi Corp. (I)	61,280	1,351,224
ON Semiconductor Corp. (I)	101,500	1,138,830
Power Integrations, Inc.	22,651	834,010
Semtech Corp. (I)	45,291	1,296,228
Teradyne, Inc. (I)(L)	79,646	1,275,132
Veeco Instruments, Inc. (I)(L)	21,251	1,223,845
Volterra Semiconductor Corp. (I)	41,095	1,013,814

		10,539,822
Software - 11.84%
ANSYS, Inc. (I)	20,144	1,155,661
Aspen Technology, Inc. (I)	78,712	1,302,684
BroadSoft, Inc. (I)	18,854	745,487
CommVault Systems, Inc. (I)	35,791	1,479,600
Fair Isaac Corp.	33,962	993,389
Informatica Corp. (I)	37,387	2,193,121
Lawson Software, Inc. (I)	137,007	1,524,888
Manhattan Associates, Inc. (I)	33,593	1,207,668
MICROS Systems, Inc. (I)	30,679	1,566,470
NICE Systems, Ltd., SADR (I)	33,230	1,182,988
Parametric Technology Corp. (I)	42,948	1,000,259
Quest Software, Inc. (I)	48,924	1,110,330
SolarWinds, Inc. (I)	49,156	1,211,695
SuccessFactors, Inc. (I)(L)	30,053	1,053,959
Websense, Inc. (I)	43,955	1,092,282

		18,820,481

		44,076,236
Materials - 4.93%
Chemicals - 2.81%
Calgon Carbon Corp. (I)(L)	4,695	80,989
Intrepid Potash, Inc. (I)	30,437	979,767
Olin Corp.	52,634	1,264,269
Rockwood Holdings, Inc. (I)	27,118	1,426,136
Solutia, Inc. (I)	28,717	717,063

		4,468,224

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging - 0.79%
Greif, Inc., Class A	19,088	$1,262,099
Metals & Mining - 1.33%
Allied Nevada Gold Corp. (I)	11,586	429,609
Carpenter Technology Corp.	23,572	1,239,180
Detour Gold Corp. (I)	13,700	437,789

		2,106,578

		7,836,901
Telecommunication Services - 0.85%
Wireless Telecommunication Services - 0.85%
SBA Communications Corp., Class A (I)	34,362	1,350,083
Utilities - 0.74%
Electric Utilities - 0.74%
ITC Holdings Corp.	16,294	1,177,893

TOTAL COMMON STOCKS (Cost $103,675,876)		$153,879,951

SECURITIES LENDING COLLATERAL - 15.65%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	2,486,470	24,884,840

TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,869,692)		$24,884,840

SHORT-TERM INVESTMENTS - 3.34%
Short-Term Securities - 3.34%
State Street Institutional Liquid Reserves
Fund, 0.1125% (Y)	$5,317,042	$5,317,042

TOTAL SHORT-TERM INVESTMENTS (Cost $5,317,042)		$5,317,042

Total Investments (Small Company Growth Fund)
(Cost $133,862,610) - 115.79%		$184,081,833
Other assets and liabilities, net - (15.79%)		(25,107,584)

TOTAL NET ASSETS - 100.00%		$158,974,249

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.03%
Consumer Discretionary - 11.39%
Auto Components - 0.81%
Drew Industries, Inc. (L)	143,800	$3,796,320
Automobiles - 0.44%
Winnebago Industries, Inc. (I)(L)	178,800	2,047,260
Distributors - 0.76%
Pool Corp. (L)	117,000	3,538,080
Diversified Consumer Services - 1.00%
Matthews International Corp., Class A	120,000	4,690,800
Hotels, Restaurants & Leisure - 0.70%
Orient-Express Hotels, Ltd., Class A (I)(L)	279,000	3,261,510
Household Durables - 1.66%
CSS Industries, Inc.	86,600	1,596,038
Ethan Allen Interiors, Inc. (L)	56,000	1,303,120
M/I Homes, Inc. (I)(L)	79,000	993,030
Meritage Homes Corp. (I)(L)	131,000	3,275,000
Stanley Furniture Company, Inc. (I)	111,600	571,392

		7,738,580

The accompanying notes are an integral part of the financial statements.	199

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products - 0.27%
Brunswick Corp. (L)	58,000	$1,257,440
Media - 0.88%
Ascent Media Corp., Class A (I)	51,000	2,446,470
Saga Communications, Inc., Class A (I)	45,800	1,683,150

		4,129,620
Multiline Retail - 0.43%
Fred’s, Inc., Class A (L)	138,000	2,007,900
Specialty Retail - 4.27%
Aaron’s, Inc. (L)	368,150	10,385,512
Haverty Furniture Companies, Inc. (L)	164,700	1,833,111
MarineMax, Inc. (I)(L)	146,600	1,219,712
Stein Mart, Inc. (L)	262,000	2,567,600
The Men’s Wearhouse, Inc.	115,000	3,959,450

		19,965,385
Textiles, Apparel & Luxury Goods - 0.17%
Culp, Inc. (I)(L)	91,000	811,720

		53,244,615
Consumer Staples - 0.91%
Food & Staples Retailing - 0.64%
Nash Finch Company (L)	74,000	2,780,180
Pricesmart, Inc. (L)	4,552	212,351

		2,992,531
Tobacco - 0.27%
Alliance One International, Inc. (I)(L)	324,300	1,258,284

		4,250,815
Energy - 6.42%
Energy Equipment & Services - 2.78%
Atwood Oceanics, Inc. (I)	50,400	2,184,336
CARBO Ceramics, Inc. (L)	38,600	5,800,422
Hercules Offshore, Inc. (I)(L)	165,000	1,031,250
TetraTechnologies, Inc. (I)(L)	231,000	3,150,840
Union Drilling, Inc. (I)	80,000	835,200

		13,002,048
Oil, Gas & Consumable Fuels - 3.64%
Cloud Peak Energy, Inc. (I)(L)	110,000	2,336,400
Forest Oil Corp. (I)	80,500	2,406,950
Northern Oil and Gas, Inc. (I)(L)	163,000	3,276,300
Oasis Petroleum, Inc. (I)	166,000	5,021,500
Overseas Shipholding Group, Inc. (L)	33,000	901,230
Penn Virginia Corp. (L)	208,000	3,034,720

		16,977,100

		29,979,148
Financials - 20.69%
Capital Markets - 3.43%
Ares Capital Corp.	316,400	5,321,848
Hercules Technology Growth Capital, Inc.	209,500	2,294,025
JMP Group, Inc.	104,000	738,400
Kohlberg Capital Corp.	188,267	1,489,192
Piper Jaffray Companies (I)	40,700	1,352,054
Safeguard Scientifics, Inc. (I)	58,204	1,136,142
Stifel Financial Corp. (I)	92,249	3,714,867

		16,046,528
Commercial Banks - 5.26%
Columbia Banking System, Inc. (L)	75,000	1,349,250
East West Bancorp, Inc.	176,700	3,549,903
Glacier Bancorp, Inc. (L)	206,000	2,929,320
Home Bancshares, Inc.	135,000	3,237,300

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Signature Bank (I)(L)	57,000	$3,244,440
SVB Financial Group (I)(L)	110,800	6,579,304
Wintrust Financial Corp. (L)	113,100	3,672,357

		24,561,874
Diversified Financial Services - 0.53%
Compass Diversified Holdings (L)	158,000	2,466,380
Insurance - 3.99%
Alterra Capital Holdings, Ltd.	136,300	3,100,825
Employers Holdings, Inc.	74,900	1,244,089
Fortegra Financial Corp. (I)	42,300	398,889
Markel Corp. (I)(L)	6,700	2,771,589
National Interstate Corp.	124,700	2,692,273
ProAssurance Corp. (I)(L)	120,200	8,451,262

		18,658,927
Real Estate Investment Trusts - 7.30%
Acadia Realty Trust (L)	86,500	1,786,225
CBL & Associates Properties, Inc. (L)	364,500	7,012,980
Cedar Shopping Centers, Inc.	166,000	879,800
First Potomac Realty Trust (L)	187,000	3,137,860
Hatteras Financial Corp.	83,200	2,430,272
Kilroy Realty Corp. (L)	127,000	5,266,690
LaSalle Hotel Properties (L)	153,500	4,294,930
Parkway Properties, Inc.	50,200	921,672
Potlatch Corp. (L)	91,000	3,276,000
Redwood Trust, Inc.	146,000	2,270,300
Washington Real Estate Investment Trust	82,000	2,831,460

		34,108,189
Thrifts & Mortgage Finance - 0.18%
Radian Group, Inc. (L)	173,400	863,532

		96,705,430
Health Care - 5.95%
Biotechnology - 0.62%
Exelixis, Inc. (I)(L)	249,000	2,895,870
Health Care Equipment & Supplies - 2.05%
Analogic Corp. (L)	37,900	2,025,755
Angiodynamics, Inc. (I)	106,800	1,676,760
Quidel Corp. (I)(L)	110,000	1,687,400
West Pharmaceutical Services, Inc. (L)	90,000	4,183,200

		9,573,115
Health Care Providers & Services - 3.28%
Landauer, Inc.	37,300	2,227,556
National Healthcare Corp.	67,000	3,193,220
Owens & Minor, Inc. (L)	223,000	7,715,800
Triple-S Management Corp., Class B (I)	100,500	2,214,015

		15,350,591

		27,819,576
Industrials - 25.16%
Aerospace & Defense - 0.22%
Kratos Defense &
Security Solutions, Inc. (I)(L)	86,000	1,044,040
Air Freight & Logistics - 0.86%
UTi Worldwide, Inc.	180,000	4,001,400
Airlines - 1.30%
Alaska Air Group, Inc. (I)	90,000	6,078,600
Building Products - 1.62%
Ameron International Corp.	45,400	3,049,972
Gibraltar Industries, Inc. (I)	170,100	2,221,506

The accompanying notes are an integral part of the financial statements.	200

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Universal Forest Products, Inc. (L)	78,000	$2,279,940

		7,551,418
Commercial Services & Supplies - 3.25%
G&K Services, Inc., Class A (L)	98,000	3,099,740
McGrath Rentcorp	184,000	5,159,360
Mine Safety Appliances Company	64,800	2,435,184
Waste Connections, Inc. (L)	142,700	4,486,488

		15,180,772
Construction & Engineering - 1.36%
Comfort Systems USA, Inc. (L)	140,000	1,451,800
Insituform Technologies, Inc., Class A (I)(L)	166,000	4,284,460
Sterling Construction Company, Inc. (I)	46,200	615,384

		6,351,644
Electrical Equipment - 2.03%
Belden, Inc.	107,500	3,863,550
Franklin Electric Company, Inc.	29,000	1,290,500
Woodward, Inc.	123,100	4,335,582

		9,489,632
Machinery - 5.53%
Astec Industries, Inc. (I)(L)	51,000	1,913,520
Cascade Corp. (L)	51,200	2,080,256
CIRCOR International, Inc. (L)	69,000	3,057,390
IDEX Corp.	110,700	5,019,138
Nordson Corp. (L)	169,000	8,791,380
Robbins & Myers, Inc.	113,000	4,978,780

		25,840,464
Marine - 1.65%
Kirby Corp. (I)(L)	133,800	7,689,486
Professional Services - 1.76%
FTI Consulting, Inc. (I)(L)	59,000	2,252,030
Navigant Consulting Company (I)	193,000	1,949,300
On Assignment, Inc. (I)(L)	263,000	2,937,710
The Dolan Company (I)	105,000	1,100,400

		8,239,440
Road & Rail - 3.57%
Genesee & Wyoming, Inc., Class A (I)	135,200	8,024,120
Landstar System, Inc. (L)	183,000	8,659,560

		16,683,680
Trading Companies & Distributors - 2.01%
Beacon Roofing Supply, Inc. (I)(L)	308,000	6,748,280
Kaman Corp., Class A (L)	74,000	2,669,920

		9,418,200

		117,568,776
Information Technology - 10.41%
Communications Equipment - 1.13%
Ixia (I)(L)	225,000	3,541,500
Sonus Networks, Inc. (I)(L)	535,900	1,736,314

		5,277,814
Computers & Peripherals - 0.21%
Xyratex, Ltd. (I)	104,500	997,453
Electronic Equipment, Instruments & Components - 3.73%
Cognex Corp.	43,100	1,520,999
Electro Rent Corp.	204,500	3,137,030
Electro Scientific Industries, Inc. (I)(L)	85,000	1,530,000
Littelfuse, Inc.	77,200	4,632,000
Methode Electronics, Inc.	80,000	956,800
Newport Corp. (I)(L)	128,000	2,328,320

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
SYNNEX Corp. (I)(L)	102,000	$3,339,480

		17,444,629
IT Services - 0.14%
StarTek, Inc. (I)(L)	142,812	664,076
Semiconductors & Semiconductor Equipment - 3.16%
Advanced Energy Industries, Inc. (I)(L)	167,500	2,487,375
ATMI, Inc. (I)	79,000	1,516,010
Brooks Automation, Inc. (I)(L)	160,000	1,814,400
Cabot Microelectronics Corp. (I)	45,700	2,296,425
Cymer, Inc. (I)	70,200	3,360,474
Teradyne, Inc. (I)(L)	205,400	3,288,454

		14,763,138
Software - 2.04%
Accelrys, Inc. (I)	112,000	809,760
Progress Software Corp. (I)	207,450	5,615,672
Websense, Inc. (I)(L)	124,000	3,081,400

		9,506,832

		48,653,942
Materials - 10.51%
Chemicals - 2.85%
American Vanguard Corp. (L)	141,000	1,684,950
Arch Chemicals, Inc. (L)	101,000	3,651,150
Innospec, Inc. (I)	162,600	5,510,514
Minerals Technologies, Inc.	36,000	2,448,000

		13,294,614
Containers & Packaging - 1.94%
AptarGroup, Inc.	129,000	6,888,600
Myers Industries, Inc.	208,000	2,177,760

		9,066,360
Metals & Mining - 3.95%
AMCOL International Corp. (L)	78,500	2,882,520
Carpenter Technology Corp. (L)	91,500	4,810,155
Franco-Nevada Corp.	88,000	3,389,751
North American Palladium, Ltd. (I)(L)	218,600	900,632
Royal Gold, Inc. (L)	58,000	3,597,160
Sims Metal Management, Ltd. (L)	157,800	2,900,364

		18,480,582
Paper & Forest Products - 1.77%
Clearwater Paper Corp. (I)	48,000	3,316,320
Deltic Timber Corp. (L)	63,000	3,623,130
Wausau Paper Corp.	193,700	1,328,782

		8,268,232

		49,109,788
Telecommunication Services - 0.43%
Diversified Telecommunication Services - 0.43%
Premiere Global Services, Inc. (I)	240,000	2,020,800
Utilities - 4.16%
Electric Utilities - 2.15%
Cleco Corp. (L)	126,000	4,421,340
El Paso Electric Company (L)	158,100	4,923,234
The Empire District Electric Company (L)	36,500	699,340

		10,043,914
Gas Utilities - 0.72%
Southwest Gas Corp.	85,500	3,339,630
Multi-Utilities - 1.29%
Black Hills Corp. (L)	59,500	1,845,690

The accompanying notes are an integral part of the financial statements.	201

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
NorthWestern Corp.	76,000	$2,513,320
Vectren Corp. (L)	59,600	1,681,912

		6,040,922

		19,424,466

TOTAL COMMON STOCKS (Cost $320,186,923)		$448,777,356

PREFERRED SECURITIES - 1.11%
Financials - 1.11%
Commercial Banks - 0.66%
East West Bancorp., Inc., Series A, 8.000%	2,114	3,093,522
Insurance - 0.45%
Assured Guaranty, Ltd., 8.500%	30,200	2,109,168

		5,202,690

TOTAL PREFERRED SECURITIES (Cost $3,602,606)		$5,202,690

INVESTMENT COMPANIES - 0.53%
First Opportunity Fund, Inc. (I)	147,700	1,061,963
iShares Russell 2000 Value Index Fund (L)	18,600	1,400,394

TOTAL INVESTMENT COMPANIES (Cost $2,892,941)		$2,462,357

SECURITIES LENDING COLLATERAL - 27.21%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	12,703,226	127,135,151

TOTAL SECURITIES LENDING
COLLATERAL (Cost $127,102,249)		$127,135,151

SHORT-TERM INVESTMENTS - 2.29%
Short-Term Securities - 2.29%
State Street Institutional U.S. Government
Money Market Fund, 0.0009% (Y)	$770,415	$770,415
T. Rowe Price Prime Reserve Investment
Fund, 0.1438% (Y)	9,923,151	9,923,151

		10,693,566

TOTAL SHORT-TERM INVESTMENTS (Cost $10,693,566)		$10,693,566

Total Investments (Small Company Value Fund)
(Cost $464,478,285) - 127.17%		$594,271,120
Other assets and liabilities, net - (27.17%)		(126,963,303)

TOTAL NET ASSETS - 100.00%		$467,307,817

Smaller Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.91%
Consumer Discretionary - 13.10%
Auto Components - 0.45%
American Axle &
Manufacturing Holdings, Inc. (I)	1,508	$17,432
Exide Technologies (I)	2,316	22,836
Federal-Mogul Corp. (I)	305	7,064
Fuel Systems Solutions, Inc. (I)	587	14,640
Gentex Corp.	5,016	147,220
Modine Manufacturing Company (I)	905	14,371
Stoneridge, Inc. (I)	869	13,313
Tenneco, Inc. (I)	11,082	462,674
Tower International, Inc. (I)	235	4,061

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Wonder Auto Technology, Inc. (I)(L)	426	$2,309

		705,920
Automobiles - 0.84%
Harley-Davidson, Inc.	32,800	1,218,848
Tesla Motors, Inc. (I)	1,510	45,511
Thor Industries, Inc.	1,572	50,776
Winnebago Industries, Inc. (I)	513	5,874

		1,321,009
Distributors - 0.86%
LKQ Corp. (I)	48,700	1,294,933
Pool Corp.	1,750	52,920

		1,347,853
Diversified Consumer Services - 0.85%
American Public Education, Inc. (I)	655	28,676
Archipelago Learning, Inc. (I)	325	3,448
Bridgepoint Education, Inc. (I)	735	17,265
Capella Education Company (I)	545	26,345
Coinstar, Inc. (I)(L)	1,065	56,583
Education Management Corp. (I)(L)	775	16,686
Grand Canyon Education, Inc. (I)	1,208	15,583
Hillenbrand, Inc.	19,800	450,450
K12, Inc. (I)	877	30,520
Matthews International Corp., Class A	1,042	40,732
Pre-Paid Legal Services, Inc. (I)(L)	223	14,798
Sotheby’s	2,372	100,952
Steiner Leisure, Ltd. (I)	4,800	240,000
Strayer Education, Inc. (L)	2,304	276,895
Universal Technical Institute, Inc.	772	14,004

		1,332,937
Hotels, Restaurants & Leisure - 1.22%
AFC Enterprises, Inc. (I)	902	14,955
Bally Technologies, Inc. (I)(L)	1,888	74,406
Biglari Holdings, Inc. (I)	16	6,375
BJ’s Restaurants, Inc. (I)	863	44,211
Bravo Brio Restaurant Group, Inc. (I)	542	12,032
Buffalo Wild Wings, Inc. (I)(L)	642	40,215
California Pizza Kitchen, Inc. (I)	822	15,133
Caribou Coffee Company, Inc. (I)	21,632	229,948
CEC Entertainment, Inc.	716	29,134
Choice Hotels International, Inc.	524	18,675
Denny’s Corp. (I)	3,335	13,640
DineEquity, Inc. (I)	270	14,515
Domino’s Pizza, Inc. (I)	19,361	482,476
Gaylord Entertainment Company (I)	1,271	40,990
Interval Leisure Group, Inc. (I)	1,407	19,079
Isle of Capri Casinos, Inc. (I)	740	6,527
Krispy Kreme Doughnuts, Inc. (I)	2,139	17,968
Life Time Fitness, Inc. (I)	1,329	48,894
P.F. Chang’s China Bistro, Inc.	804	32,474
Panera Bread Company, Class A (I)	1,059	132,407
Papa John’s International, Inc. (I)	723	23,953
Peet’s Coffee & Tea, Inc. (I)	460	23,409
Pinnacle Entertainment, Inc. (I)	1,090	15,838
Ruby Tuesday, Inc. (I)(L)	20,616	218,530
Shuffle Master, Inc. (I)	1,902	20,713
Six Flags Entertainment Corp.	784	62,485
Sonic Corp. (I)	2,062	23,692
Texas Roadhouse, Inc., Class A	2,295	39,543
The Cheesecake Factory, Inc. (I)	2,004	63,667
Vail Resorts, Inc. (I)	1,267	61,640
WMS Industries, Inc. (I)	2,028	63,801

		1,911,325

The accompanying notes are an integral part of the financial statements.	202

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 1.11%
Beazer Homes USA, Inc. (I)	941	$3,962
Blyth, Inc.	188	8,569
Ethan Allen Interiors, Inc.	910	21,176
Furniture Brands International, Inc. (I)	872	4,177
Harman International Industries, Inc.	30,800	1,477,476
Hovnanian Enterprises, Inc., Class A (I)(L)	1,464	3,865
iRobot Corp. (I)	825	27,720
Libbey, Inc. (I)	693	10,970
Ryland Group, Inc.	545	9,963
Sealy Corp. (I)	862	2,258
Tempur-Pedic International, Inc. (I)	2,422	157,527
Universal Electronics, Inc. (I)	471	12,006

		1,739,669
Internet & Catalog Retail - 0.26%
Blue Nile, Inc. (I)	513	25,650
HSN, Inc. (I)	1,430	50,350
Orbitz Worldwide, Inc. (I)	721	1,658
Overstock.com, Inc. (I)	573	8,326
PetMed Express, Inc.	278	3,561
Shutterfly, Inc. (I)	2,083	126,271
US Auto Parts Network, Inc. (I)	24,950	186,876
Vitacost.com, Inc. (I)	560	3,192

		405,884
Leisure Equipment & Products - 0.14%
Brunswick Corp.	1,487	32,238
Eastman Kodak Co. (I)(L)	9,467	31,620
Leapfrog Enterprises, Inc. (I)	1,539	6,972
Marine Products Corp. (I)	137	862
Polaris Industries, Inc.	1,134	125,137
Smith & Wesson Holding Corp. (I)	2,015	7,012
Sturm Ruger & Company, Inc.	659	14,511

		218,352
Media - 0.27%
Arbitron, Inc.	953	40,693
CKX, Inc. (I)	1,967	10,759
John Wiley & Sons, Inc.	1,622	85,966
Knology, Inc. (I)	1,110	17,327
Lions Gate Entertainment Corp. (I)	1,095	6,493
Live Nation Entertainment, Inc. (I)	5,117	58,999
Madison Square Garden, Inc., Class A (I)	1,973	54,277
Martha Stewart Living
Omnimedia, Inc., Class A (I)(L)	1,012	5,293
Morningstar, Inc.	880	53,161
National CineMedia, Inc.	968	17,240
ReachLocal, Inc. (I)	295	6,192
Valassis Communications, Inc. (I)	1,748	50,744
Warner Music Group Corp. (I)	1,910	15,758

		422,902
Multiline Retail - 0.93%
99 Cents Only Stores (I)(L)	13,764	284,364
Big Lots, Inc. (I)	2,657	88,770
Gordmans Stores, Inc. (I)	198	3,443
Kohl’s Corp.	20,100	1,070,124
Saks, Inc. (I)	1,388	15,698

		1,462,399
Specialty Retail - 4.36%
Aaron’s, Inc.	2,680	75,603
Aeropostale, Inc. (I)	3,097	58,533
Americas Car-Mart, Inc. (I)	118	3,334
ANN, Inc. (I)	2,041	57,454
Asbury Automotive Group, Inc. (I)	676	11,357

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Ascena Retail Group, Inc. (I)	4,788	$160,206
Bebe Stores, Inc.	1,332	8,831
Body Central Corp. (I)	382	9,260
Casual Male Retail Group, Inc. (I)	63,009	274,089
Charming Shoppes, Inc. (I)	1,423	5,891
Chico’s FAS, Inc.	87,093	1,313,362
Citi Trends, Inc. (I)	522	8,717
Coldwater Creek, Inc. (I)	2,277	4,281
DSW, Inc., Class A (I)(L)	330	16,550
Express, Inc.	1,874	39,579
Genesco, Inc. (I)	11,104	499,569
hhgregg, Inc. (I)(L)	349	5,399
Hibbett Sports, Inc. (I)(L)	9,514	396,163
HOT Topic, Inc.	969	7,549
Jos. A. Bank Clothiers, Inc. (I)	8,836	504,536
Kirkland’s, Inc. (I)	561	7,327
Lithia Motors, Inc., Class A	9,033	161,691
Lumber Liquidators Holdings, Inc. (I)	875	23,599
Monro Muffler Brake, Inc.	7,211	233,276
New York & Company, Inc. (I)	618	3,275
OfficeMax, Inc. (I)	1,497	12,515
Penske Automotive Group, Inc.	570	11,833
Pep Boys - Manny, Moe & Jack (L)	29,329	416,472
Pier 1 Imports, Inc. (I)	34,076	406,186
Rent-A-Center, Inc.	8,500	275,910
Rue21, Inc. (I)	557	18,849
Sally Beauty Holdings, Inc. (I)(L)	3,548	59,464
Select Comfort Corp. (I)	1,757	28,709
Signet Jewelers, Ltd. (I)	3,019	138,904
The Buckle, Inc. (L)	10,596	452,343
The Children’s Place Retail Stores, Inc. (I)	7,437	373,635
The Finish Line, Inc., Class A	16,610	383,027
The Wet Seal, Inc., Class A (I)	3,525	15,158
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	5,152	288,409
Vitamin Shoppe, Inc. (I)	907	36,942
Zumiez, Inc. (I)	756	22,967

		6,830,754
Textiles, Apparel & Luxury Goods - 1.81%
Carter’s, Inc. (I)	1,012	32,080
CROCS, Inc. (I)	22,733	516,721
Deckers Outdoor Corp. (I)	1,357	123,623
G-III Apparel Group, Ltd. (I)	578	24,808
Hanesbrands, Inc. (I)	2,205	66,834
Iconix Brand Group, Inc. (I)(L)	14,808	365,758
K-Swiss, Inc., Class A (I)	626	6,905
Liz Claiborne, Inc. (I)	3,329	21,738
Maidenform Brands, Inc. (I)	822	24,767
Perry Ellis International, Inc. (I)(L)	9,032	281,844
Steven Madden, Ltd. (I)	7,986	445,140
The Timberland Company, Class A (I)	1,406	45,934
The Warnaco Group, Inc. (I)	7,396	407,889
True Religion Apparel, Inc. (I)	847	24,893
Under Armour, Inc., Class A (I)(L)	1,293	84,278
Vera Bradley, Inc. (I)	642	31,734
Volcom, Inc.	645	15,783
Wolverine World Wide, Inc.	8,374	327,591

		2,848,320

		20,547,324
Consumer Staples - 1.64%
Beverages - 0.04%
Boston Beer Company, Inc. (I)	327	27,406
Coca-Cola Bottling Company Consolidated	114	7,694
Heckmann Corp. (I)	3,259	19,554

The accompanying notes are an integral part of the financial statements.	203

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
National Beverage Corp.	406	$5,745

		60,399
Food & Staples Retailing - 0.36%
BJ’s Wholesale Club, Inc. (I)	1,250	63,025
Casey’s General Stores, Inc.	1,335	55,336
Pricesmart, Inc.	7,502	349,968
Rite Aid Corp. (I)	23,507	24,682
Susser Holdings Corp. (I)	199	2,854
United Natural Foods, Inc. (I)	1,612	70,138

		566,003
Food Products - 0.98%
Alico, Inc.	45	1,121
Calavo Growers, Inc.	207	4,583
Darling International, Inc. (I)	4,111	78,726
Diamond Foods, Inc.	773	57,534
J & J Snack Foods Corp.	523	26,945
Pilgrim’s Pride Corp. (I)	660	3,280
Sanderson Farms, Inc. (L)	8,690	381,578
Smart Balance, Inc. (I)	2,112	11,595
SunOpta, Inc. (I)	23,650	183,761
The Hain Celestial Group, Inc. (I)(L)	10,821	386,959
Tootsie Roll Industries, Inc. (L)	231	6,778
TreeHouse Foods, Inc. (I)	6,484	395,070

		1,537,930
Personal Products - 0.25%
Elizabeth Arden, Inc. (I)	430	13,214
Inter Parfums, Inc.	12,452	277,431
Medifast, Inc. (I)	489	13,066
Nu Skin Enterprises, Inc., Class A	1,959	76,577
USANA Health Sciences, Inc. (I)	281	8,259

		388,547
Tobacco - 0.01%
Alliance One International, Inc. (I)(L)	1,019	3,954
Star Scientific, Inc. (I)	1,888	9,836

		13,790

		2,566,669
Energy - 7.65%
Energy Equipment & Services - 1.63%
Atwood Oceanics, Inc. (I)	1,024	44,380
Basic Energy Services, Inc. (I)	806	21,923
CARBO Ceramics, Inc.	693	104,137
Complete Production Services, Inc. (I)	2,214	73,483
Dawson Geophysical Company (I)(L)	6,903	244,677
Dril-Quip, Inc. (I)	1,128	83,675
Exterran Holdings, Inc. (I)	2,115	45,578
Global Geophysical Services, Inc. (I)	636	11,028
ION Geophysical Corp. (I)	2,155	21,744
Key Energy Services, Inc. (I)	24,324	430,048
Lufkin Industries, Inc.	1,058	95,971
Matrix Service Company (I)	930	12,434
Newpark Resources, Inc. (I)	40,520	393,449
North American Energy Partners, Inc. (I)	29,140	274,207
Oil States International, Inc. (I)	627	49,564
OYO Geospace Corp. (I)	4,722	428,758
Pioneer Drilling Company (I)	1,719	25,166
RPC, Inc. (L)	1,565	39,407
Superior Energy Services, Inc. (I)	2,778	104,092
Tesco Corp. (I)	1,132	23,059
TetraTechnologies, Inc. (I)	939	12,808

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Willbros Group, Inc. (I)	1,434	$14,254

		2,553,842
Oil, Gas & Consumable Fuels - 6.02%
Abraxas Petroleum Corp. (I)(L)	60,363	265,597
Alon USA Energy, Inc.	382	4,676
Approach Resources, Inc. (I)	720	18,749
ATP Oil & Gas Corp. (I)(L)	568	10,497
Berry Petroleum Company, Class A	815	42,714
Bill Barrett Corp. (I)	825	36,770
BPZ Resources, Inc. (I)(L)	3,253	14,248
Brigham Exploration Company (I)(L)	4,115	128,141
Carrizo Oil & Gas, Inc. (I)(L)	54,685	2,089,514
Cheniere Energy, Inc. (I)(L)	2,333	27,319
China Integrated Energy, Inc. (I)	271	499
Clayton Williams Energy, Inc. (I)	278	20,847
Clean Energy Fuels Corp. (I)(L)	1,674	23,938
Comstock Resources, Inc. (I)	11,826	355,608
Contango Oil & Gas Company (I)	444	27,510
CVR Energy, Inc. (I)	1,082	23,653
Endeavour International Corp. (I)	1,113	15,749
Energy XXI Bermuda, Ltd. (I)	1,132	38,839
FX Energy, Inc. (I)	1,810	15,729
Gastar Exploration, Ltd. (I)	1,977	6,702
Georesources, Inc. (I)	12,286	304,324
Goodrich Petroleum Corp. (I)	995	20,348
Gran Tierra Energy, Inc. (I)	8,480	60,717
Gulfport Energy Corp. (I)	1,326	39,236
Harvest Natural Resources, Inc. (I)	566	6,956
Holly Corp.	1,875	116,831
Houston American Energy Corp.	657	12,069
Hyperdynamics Corp. (I)	5,057	24,021
International Coal Group, Inc. (I)	6,100	88,633
InterOil Corp. (I)(L)	25,000	1,525,000
Kodiak Oil & Gas Corp. (I)(L)	57,981	397,170
Magnum Hunter Resources Corp. (I)(L)	51,641	368,200
McMoRan Exploration Company (I)(L)	2,175	40,064
Northern Oil and Gas, Inc. (I)	1,919	38,572
Oasis Petroleum, Inc. (I)	1,786	54,027
Patriot Coal Corp. (I)(L)	3,215	74,363
Petroleum Development Corp. (I)	9,856	358,266
Petroquest Energy, Inc. (I)	701	5,601
Rentech, Inc. (I)	7,823	8,136
Resolute Energy Corp. (I)	1,449	25,213
Rex Energy Corp. (I)(L)	150,842	1,969,997
Rosetta Resources, Inc. (I)	1,862	91,517
Swift Energy Company (I)	8,178	320,823
Triangle Petroleum Corp. (I)	30,730	212,652
Uranium Energy Corp. (I)(L)	2,333	7,349
Venoco, Inc. (I)	1,063	15,626
W&T Offshore, Inc.	657	17,016
Warren Resources, Inc. (I)	2,381	9,167
Western Refining, Inc. (I)(L)	1,213	21,143
World Fuel Services Corp.	1,225	44,811

		9,445,147

		11,998,989
Financials - 5.60%
Capital Markets - 1.24%
Duff & Phelps Corp.	956	14,072
E*TRADE Financial Corp. (I)	5,750	90,908
Epoch Holding Corp.	483	8,110
Evercore Partners, Inc., Class A	384	14,212
Financial Engines, Inc. (I)	1,138	28,336
GAMCO Investors, Inc., Class A	92	4,261

The accompanying notes are an integral part of the financial statements.	204

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Gleacher & Company, Inc. (I)	1,497	$3,338
HFF, Inc. (I)	1,076	17,571
ICG Group, Inc. (I)	1,291	16,822
Intl. FCStone, Inc. (I)	540	13,959
KBW, Inc.	796	16,923
Knight Capital Group, Inc., Class A (I)	23,170	285,918
optionsXpress Holdings, Inc.	1,518	27,779
Safeguard Scientifics, Inc. (I)	727	14,191
Stifel Financial Corp. (I)	7,055	284,105
TD Ameritrade Holding Corp.	50,400	1,086,120
THL Credit, Inc.	227	3,058
TradeStation Group, Inc. (I)	468	4,558

		1,934,241
Commercial Banks - 0.88%
Boston Private Financial Holdings, Inc.	28,490	188,034
CapitalSource, Inc.	5,407	34,983
Cardinal Financial Corp.	481	5,325
Columbia Banking System, Inc. (L)	8,660	155,793
Danvers Bancorp, Inc.	700	15,708
First Citizens BancShares, Inc.	1,091	213,389
Iberiabank Corp. (L)	4,750	279,063
Investors Bancorp, Inc. (I)	1,788	26,766
Nara Bancorp, Inc. (I)	445	3,778
Pinnacle Financial Partners, Inc. (I)	568	8,810
Signature Bank (I)	1,429	81,339
SVB Financial Group (I)(L)	523	31,056
Texas Capital Bancshares, Inc. (I)	1,307	32,714
Umpqua Holdings Corp.	25,187	301,740

		1,378,498
Consumer Finance - 0.90%
Cash America International, Inc.	8,783	457,243
Credit Acceptance Corp. (I)	358	28,640
Dollar Financial Corp. (I)	22,008	499,802
EZCORP, Inc., Class A (I)	1,570	51,480
First Cash Financial Services, Inc. (I)	8,046	335,921
Green Dot Corp., Class A (I)	510	19,757
Netspend Holdings, Inc. (I)	782	6,553
The First Marblehead Corp. (I)	746	1,343
World Acceptance Corp. (I)	195	13,003

		1,413,742
Diversified Financial Services - 1.64%
Asset Acceptance Capital Corp. (I)	386	1,583
Encore Capital Group, Inc. (I)	15,231	503,994
MarketAxess Holdings, Inc.	817	19,575
Moody’s Corp. (L)	49,850	1,989,514
NewStar Financial, Inc. (I)	581	5,676
Portfolio Recovery Associates, Inc. (I)	602	52,145

		2,572,487
Insurance - 0.17%
Citizens, Inc., Class A (I)	685	4,747
eHealth, Inc. (I)	273	3,620
Greenlight Capital Re, Ltd., Class A (I)	372	9,761
Hilltop Holdings, Inc. (I)	522	5,142
Montpelier Re Holdings, Ltd.	12,540	235,877
Tower Group, Inc.	486	11,810

		270,957
Real Estate Investment Trusts - 0.44%
Alexander’s, Inc.	72	28,240
Apartment Investment & Management
Company, Class A	1,456	38,919
Cogdell Spencer, Inc.	595	3,570

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Coresite Realty Corp.	692	$12,248
DCT Industrial Trust, Inc. (L)	4,320	24,451
Developers Diversified Realty Corp.	2,532	36,689
DuPont Fabros Technology, Inc. (L)	1,071	27,996
Equity Lifestyle Properties, Inc.	520	30,550
Extra Space Storage, Inc.	3,095	67,347
FelCor Lodging Trust, Inc. (I)	2,628	16,372
First Industrial Realty Trust, Inc. (I)	1,299	16,341
Pebblebrook Hotel Trust	1,741	37,849
PS Business Parks, Inc.	695	39,956
Retail Opportunity Investments Corp.	736	8,067
Sabra Healthcare, Inc.	877	15,269
Saul Centers, Inc.	148	5,908
Strategic Hotels & Resorts, Inc. (I)	3,118	20,859
Sun Communities, Inc.	697	27,768
Tanger Factory Outlet Centers, Inc.	2,861	78,563
Taubman Centers, Inc.	1,964	118,959
U-Store-It Trust	3,298	37,168

		693,089
Real Estate Management & Development - 0.27%
Altisource Portfolio Solutions SA (I)	9,061	323,659
Forest City Enterprises, Inc., Class A (I)	2,798	53,638
Forestar Group, Inc. (I)	624	11,376
Kennedy-Wilson Holdings, Inc. (I)	709	8,154
Tejon Ranch Company (I)	521	19,199

		416,026
Thrifts & Mortgage Finance - 0.06%
Beneficial Mutual Bancorp, Inc. (I)	1,284	10,798
Capitol Federal Financial, Inc.	5,897	70,469
Doral Financial Corp. (I)	4,258	8,857
Radian Group, Inc.	1,638	8,157

		98,281

		8,777,321
Health Care - 15.69%
Biotechnology - 2.64%
Achillion Pharmaceuticals, Inc. (I)	734	5,498
Acorda Therapeutics, Inc. (I)	1,376	45,202
Alkermes, Inc. (I)	3,357	61,500
Allos Therapeutics, Inc. (I)	2,782	6,120
Alnylam Pharmaceuticals, Inc. (I)(L)	824	8,627
AMAG Pharmaceuticals, Inc. (I)	744	13,734
Amylin Pharmaceuticals, Inc. (I)	4,619	64,158
Ardea Biosciences, Inc. (I)	828	20,692
Arena Pharmaceuticals, Inc. (I)	2,778	4,000
Ariad Pharmaceuticals, Inc. (I)	4,467	38,774
Arqule, Inc. (I)	1,736	12,534
AVEO Pharmaceuticals, Inc. (I)	882	16,167
BioMarin Pharmaceutical, Inc. (I)	3,898	110,041
BioMimetic Therapeutics, Inc. (I)	477	3,945
BioSpecifics Technologies Corp. (I)	155	3,729
Biotime, Inc. (I)	545	2,829
Cell Therapeutics, Inc. (I)(L)	5,021	11,046
Cepheid, Inc. (I)(L)	2,152	69,122
Codexis, Inc. (I)	679	7,435
Cubist Pharmaceuticals, Inc. (I)	2,093	80,643
Dyax Corp. (I)	2,142	4,841
Emergent Biosolutions, Inc. (I)	428	10,691
Enzon Pharmaceuticals, Inc. (I)	1,211	12,703
Exelixis, Inc. (I)(L)	4,376	50,893
Genomic Health, Inc. (I)	508	13,985
Geron Corp. (I)	2,947	12,937
Halozyme Therapeutics, Inc. (I)	2,829	19,067

The accompanying notes are an integral part of the financial statements.	205

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Idenix Pharmaceuticals, Inc. (I)	1,970	$9,358
Immunogen, Inc. (I)	1,722	20,940
Immunomedics, Inc. (I)	2,520	11,138
Incyte Corp. (I)	3,910	69,324
InterMune, Inc. (I)	1,677	62,384
Ironwood Pharmaceuticals, Inc. (I)	1,639	24,782
Isis Pharmaceuticals, Inc. (I)(L)	3,331	30,745
Lexicon Pharmaceuticals, Inc. (I)	3,268	5,327
Ligand Pharmaceuticals, Inc., Class B (I)	621	6,583
Mannkind Corp. (I)(L)	2,925	11,934
Medivation, Inc. (I)	1,156	27,871
Metabolix, Inc. (I)	554	4,897
Micromet, Inc. (I)	1,664	10,300
Momenta Pharmaceuticals, Inc. (I)	1,478	29,575
Myriad Genetics, Inc. (I)	21,694	551,245
Nabi Biopharmaceuticals (I)	1,046	5,753
Neurocrine Biosciences, Inc. (I)	1,739	14,347
Novavax, Inc. (I)	1,760	4,242
NPS Pharmaceuticals, Inc. (I)	2,772	26,528
Onyx Pharmaceuticals, Inc. (I)	14,499	615,483
Opko Health, Inc. (I)	4,972	18,695
Orexigen Therapeutics, Inc. (I)	1,089	3,082
Osiris Therapeutics, Inc. (I)	577	4,287
Pharmasset, Inc. (I)	652	66,634
Progenics Pharmaceuticals, Inc. (I)(L)	718	5,952
PROLOR Biotech, Inc. (I)	1,223	6,213
Protalix BioTherapeutics, Inc. (I)	1,718	10,652
Rigel Pharmaceuticals, Inc. (I)	2,414	20,036
Sangamo Biosciences, Inc. (I)(L)	1,749	12,418
Savient Pharmaceuticals, Inc. (I)	1,622	13,771
Seattle Genetics, Inc. (I)(L)	3,389	65,645
SIGA Technologies, Inc. (I)	822	11,459
Spectrum Pharmaceuticals, Inc. (I)	1,831	17,431
SuperGen, Inc. (I)	98,440	322,883
Talecris Biotherapeutics Holdings Corp. (I)	2,215	63,792
Targacept, Inc. (I)	979	22,028
Theravance, Inc. (I)	2,457	64,201
United Therapeutics Corp. (I)	17,730	1,144,826
ZIOPHARM Oncology, Inc. (I)	1,852	13,186

		4,140,860
Health Care Equipment & Supplies - 6.48%
Abaxis, Inc. (I)(L)	793	24,686
ABIOMED, Inc. (I)	1,133	21,278
Accuray, Inc. (I)	1,962	14,990
Align Technology, Inc. (I)	2,165	53,043
Alimera Sciences, Inc. (I)	274	2,310
American Medical Systems Holdings, Inc. (I)	2,704	80,958
Angiodynamics, Inc. (I)	16,009	251,341
Arthrocare Corp. (I)	14,069	481,863
Atrion Corp.	1,017	187,982
Cantel Medical Corp.	511	12,116
Conceptus, Inc. (I)	1,039	13,226
CONMED Corp. (I)	54,720	1,548,576
CryoLife, Inc. (I)	927	5,200
Cyberonics, Inc. (I)	888	28,993
DexCom, Inc. (I)	2,361	37,233
Endologix, Inc. (I)	1,396	11,964
Exactech, Inc. (I)	273	5,127
Greatbatch, Inc. (I)	287	8,309
Haemonetics Corp. (I)	895	60,529
HeartWare International, Inc. (I)	342	24,915
Hill-Rom Holdings, Inc.	778	35,508
ICU Medical, Inc. (I)	8,828	382,782
Immucor, Inc. (I)	2,219	46,444

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Insulet Corp. (I)	1,500	$31,620
Integra LifeSciences Holdings Corp. (I)	9,457	485,050
Invacare Corp.	12,850	431,503
Kensey Nash Corp. (I)	100	2,631
MAKO Surgical Corp. (I)	975	32,097
Masimo Corp. (L)	14,957	459,479
Meridian Bioscience, Inc.	505	12,049
Merit Medical Systems, Inc. (I)	2,452	48,108
Natus Medical, Inc. (I)	1,018	17,092
Neogen Corp. (I)	773	34,661
Neoprobe Corp. (I)	2,794	15,311
NuVasive, Inc. (I)(L)	1,395	47,137
NxStage Medical, Inc. (I)	1,514	28,478
OraSure Technologies, Inc. (I)	1,546	13,327
Orthofix International NV (I)	624	25,478
Orthovita, Inc. (I)	2,436	9,330
Palomar Medical Technologies, Inc. (I)	411	5,828
Quidel Corp. (I)	1,050	16,107
RTI Biologics, Inc. (I)	1,192	3,636
Sirona Dental Systems, Inc. (I)	8,395	453,834
SonoSite, Inc. (I)	475	16,962
St. Jude Medical, Inc.	28,330	1,435,481
Stereotaxis, Inc. (I)	1,628	5,617
SurModics, Inc. (I)	205	2,985
Symmetry Medical, Inc. (I)	1,265	12,928
Synovis Life Technologies, Inc. (I)	18,113	317,974
The Cooper Cos, Inc.	34,870	2,612,112
Thoratec Corp. (I)	2,065	71,800
TomoTherapy, Inc. (I)	1,870	8,191
Unilife Corp. (I)(L)	1,381	6,753
Volcano Corp. (I)	1,822	57,265
West Pharmaceutical Services, Inc. (L)	1,174	54,568
Zoll Medical Corp. (I)	763	46,398

		10,161,163
Health Care Providers & Services - 1.59%
Accretive Health, Inc. (I)	1,172	28,526
Air Methods Corp. (I)	397	24,237
Alliance HealthCare Services, Inc. (I)	544	2,356
Almost Family, Inc. (I)	296	8,942
AMERIGROUP Corp. (I)	1,743	123,596
AMN Healthcare Services, Inc. (I)	1,101	9,524
Bio-Reference Labs, Inc. (I)(L)	11,776	293,576
Brookdale Senior Living, Inc. (I)	3,614	93,277
Catalyst Health Solutions, Inc. (I)	1,561	95,268
Centene Corp. (I)	643	22,376
Chemed Corp.	744	50,272
Corvel Corp. (I)	246	13,023
Emeritus Corp. (I)	997	23,330
Hanger Orthopedic Group, Inc. (I)	1,029	25,879
Healthsouth Corp. (I)	3,286	92,238
Healthspring, Inc. (I)	11,287	494,935
HMS Holdings Corp. (I)	978	76,343
IPC The Hospitalist Co, Inc. (I)	573	29,097
Landauer, Inc.	116	6,928
LHC Group, Inc. (I)	10,759	290,278
Molina Healthcare, Inc. (I)	960	26,093
MWI Veterinary Supply, Inc. (I)	419	35,322
PSS World Medical, Inc. (I)(L)	1,948	56,921
RehabCare Group, Inc. (I)	307	11,537
Rural/Metro Corp. (I)	759	13,055
Sunrise Senior Living, Inc. (I)	1,789	17,783
Team Health Holdings, Inc. (I)	1,023	22,915
Tenet Healthcare Corp. (I)(L)	17,109	109,155
The Ensign Group, Inc.	7,783	232,712

The accompanying notes are an integral part of the financial statements.	206

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Universal American Corp.	419	$3,897
VCA Antech, Inc. (I)(L)	2,884	70,514
WellCare Health Plans, Inc. (I)	1,850	91,113

		2,495,018
Health Care Technology - 0.71%
athenahealth, Inc. (I)	1,159	51,888
Computer Programs & Systems, Inc.	4,350	272,963
Emdeon, Inc., Class A (I)	1,120	17,181
HealthStream, Inc. (I)	1,925	24,544
MedAssets, Inc. (I)	1,648	23,978
Medidata Solutions, Inc. (I)	13,953	320,779
Merge Healthcare, Inc. (I)	51,350	311,695
Omnicell, Inc. (I)	1,161	17,891
Quality Systems, Inc.	714	61,461

		1,102,380
Life Sciences Tools & Services - 1.69%
Bruker Corp. (I)	24,169	476,613
Enzo Biochem, Inc. (I)	1,209	4,836
eResearch Technology, Inc. (I)	40,197	254,849
ICON PLC, SADR (I)	10,178	260,455
Illumina, Inc. (I)(L)	14,680	1,058,134
Luminex Corp. (I)	1,309	27,319
Pacific Biosciences of California, Inc. (I)	558	6,679
Parexel International Corp. (I)	17,260	434,434
Sequenom, Inc. (I)	3,480	27,596
Techne Corp.	1,242	101,223

		2,652,138
Pharmaceuticals - 2.58%
Akorn, Inc. (I)	53,338	363,232
Auxilium Pharmaceuticals, Inc. (I)	1,680	37,615
AVANIR Pharmaceuticals, Class A (I)	3,849	17,359
Cadence Pharmaceuticals, Inc. (I)(L)	1,202	11,587
Cardiome Pharma Corp. (I)	39,070	203,164
Clinical Data, Inc. (I)	446	424
Depomed, Inc. (I)	12,617	115,067
Durect Corp. (I)	2,601	9,104
Hi-Tech Pharmacal Company, Inc. (I)	335	9,400
Impax Laboratories, Inc. (I)	18,038	484,320
Jazz Pharmaceuticals, Inc. (I)	9,378	274,682
MAP Pharmaceuticals, Inc. (I)	689	11,706
Medicis Pharmaceutical Corp., Class A	2,134	79,961
Nektar Therapeutics (I)	30,910	299,209
Obagi Medical Products, Inc. (I)	651	6,503
Optimer Pharmaceuticals, Inc. (I)	984	14,278
Pain Therapeutics, Inc. (I)	835	8,308
Par Pharmaceutical Companies, Inc. (I)	1,264	43,431
Pozen, Inc. (I)	895	4,609
Questcor Pharmaceuticals, Inc. (I)	2,089	48,193
Salix Pharmaceuticals, Ltd. (I)	10,668	427,040
Sucampo Pharmaceuticals, Inc. (I)	215	927
The Medicines Company (I)	1,880	35,927
Viropharma, Inc. (I)	2,753	53,271
Vivus, Inc. (I)(L)	1,874	16,435
Watson Pharmaceuticals, Inc. (I)	22,700	1,460,745
XenoPort, Inc. (I)	712	5,518

		4,042,015

		24,593,574
Industrials - 22.66%
Aerospace & Defense - 2.47%
AAR Corp. (L)	908	23,962
Aerovironment, Inc. (I)	615	18,567

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
American Science & Engineering, Inc.	320	$27,690
BE Aerospace, Inc. (I)	54,900	2,054,358
Ceradyne, Inc. (I)	7,360	329,434
Cubic Corp.	565	28,951
DigitalGlobe, Inc. (I)	11,877	292,412
Esterline Technologies Corp. (I)	4,748	359,044
GenCorp, Inc. (I)	1,565	9,828
GeoEye, Inc. (I)	701	23,252
HEICO Corp.	380	20,892
HEICO Corp., Class A	834	33,385
Hexcel Corp. (I)	20,491	423,549
National Presto Industries, Inc.	85	8,912
Orbital Sciences Corp., Class A (I)	2,053	38,617
Taser International, Inc. (I)(L)	2,205	9,989
Teledyne Technologies, Inc. (I)	607	29,804
The Keyw Holding Corp. (I)	444	5,008
TransDigm Group, Inc. (I)	1,661	136,202

		3,873,856
Air Freight & Logistics - 2.81%
Atlas Air Worldwide Holdings, Inc. (I)	7,140	451,891
Forward Air Corp.	1,026	36,013
HUB Group, Inc., Class A (I)	58,959	2,249,817
Pacer International, Inc. (I)	1,229	6,415
UTi Worldwide, Inc.	74,585	1,658,025

		4,402,161
Airlines - 0.83%
Allegiant Travel Company (I)	535	24,401
AMR Corp. (I)(L)	7,631	47,846
United Continental Holdings, Inc. (I)(L)	51,000	1,231,650

		1,303,897
Building Products - 0.29%
AAON, Inc. (L)	436	14,693
Ameresco, Inc., Class A (I)	488	7,135
AO Smith Corp.	9,387	389,279
Simpson Manufacturing Company, Inc.	494	13,842
Trex Company, Inc. (I)	463	14,149
USG Corp. (I)(L)	1,268	18,069

		457,167
Commercial Services & Supplies - 1.56%
ACCO Brands Corp. (I)	677	5,619
American Reprographics Company (I)	1,208	11,331
APAC Customer Services, Inc. (I)	21,252	124,324
Cenveo, Inc. (I)	1,988	12,882
Clean Harbors, Inc. (I)	835	84,469
Consolidated Graphics, Inc. (I)	6,640	366,462
Corrections Corp. of America (I)	3,843	88,389
EnerNOC, Inc. (I)(L)	693	12,509
Fuel Tech, Inc. (I)	639	5,393
Healthcare Services Group, Inc.	2,215	37,788
Herman Miller, Inc.	1,911	47,966
Higher One Holdings, Inc. (I)	1,092	16,740
InnerWorkings, Inc. (I)	1,045	8,851
Interface, Inc., Class A	1,102	21,214
KAR Auction Services, Inc. (I)	1,432	29,943
Knoll, Inc. (L)	1,653	31,721
M&F Worldwide Corp. (I)	143	3,032
Mobile Mini, Inc. (I)	1,283	28,868
Progressive Waste Solutions Ltd.	15,117	379,890
Rollins, Inc.	2,079	41,829
Standard Parking Corp. (I)	553	9,113
Steelcase, Inc., Class A (L)	33,618	365,428
SYKES Enterprises, Inc. (I)	21,192	458,383

The accompanying notes are an integral part of the financial statements.	207

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Team, Inc. (I)	323	$7,429
Tetra Tech, Inc. (I)	2,193	53,356
United Stationers, Inc.	774	57,291
Viad Corp.	355	8,030
Waste Connections, Inc.	3,811	119,818

		2,438,068
Construction & Engineering - 2.31%
Chicago Bridge & Iron Co NV	38,400	1,461,504
Furmanite Corp. (I)	1,229	9,316
Great Lakes Dredge & Dock Corp.	687	4,170
Insituform Technologies, Inc., Class A (I)	1,387	35,798
MasTec, Inc. (I)	88,528	1,863,514
MYR Group, Inc. (I)	10,889	245,547
Pike Electric Corp. (I)	651	5,800

		3,625,649
Electrical Equipment - 3.13%
A123 Systems, Inc. (I)(L)	3,267	20,092
Acuity Brands, Inc.	760	46,330
American Superconductor Corp. (I)(L)	1,102	11,780
AZZ, Inc.	154	6,794
Belden, Inc.	50,300	1,807,782
Broadwind Energy, Inc. (I)	2,637	4,588
Capstone Turbine Corp. (I)	8,660	15,068
Cooper Industries PLC	15,400	967,890
Ener1, Inc. (I)	2,593	3,241
EnerSys (I)	8,697	311,353
Franklin Electric Company, Inc.	695	30,928
Fushi Copperweld, Inc. (I)(L)	19,272	129,508
General Cable Corp. (I)	9,739	406,603
Global Power Equipment Group, Inc. (I)	545	15,325
GrafTech International, Ltd. (I)	14,114	298,370
Harbin Electric, Inc. (I)(L)	15,708	258,868
II-VI, Inc. (I)	5,384	306,134
Polypore International, Inc. (I)	1,206	79,053
Powell Industries, Inc. (I)	330	11,336
Thomas & Betts Corp. (I)	1,747	95,648
Vicor Corp.	738	12,221
Woodward, Inc.	2,057	72,448

		4,911,360
Industrial Conglomerates - 1.19%
Carlisle Companies, Inc. (L)	36,650	1,781,190
Raven Industries, Inc.	604	33,824
Seaboard Corp.	13	30,030
Standex International Corp.	440	14,617
Tredegar Industries, Inc.	275	5,332

		1,864,993
Machinery - 4.76%
3D Systems Corp. (I)	1,488	29,745
Actuant Corp., Class A	15,262	383,687
Albany International Corp., Class A	344	9,494
Altra Holdings, Inc. (I)	946	24,927
American Railcar Industries, Inc. (I)	188	4,512
Astec Industries, Inc. (I)	678	25,439
Badger Meter, Inc. (L)	503	18,722
Barnes Group, Inc.	813	19,601
Blount International, Inc. (I)	1,694	28,713
Briggs & Stratton Corp. (L)	9,570	199,535
Chart Industries, Inc. (I)	1,978	96,091
CLARCOR, Inc.	1,095	46,658
Colfax Corp. (I)	841	18,948
Columbus McKinnon Corp./NY (I)	13,600	265,200
Commercial Vehicle Group, Inc. (I)	880	13,622

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Dynamic Materials Corp.	469	$10,562
Energy Recovery, Inc. (I)	1,293	3,569
EnPro Industries, Inc. (I)(L)	11,541	526,039
ESCO Technologies, Inc.	935	35,128
FreightCar America, Inc. (I)	147	4,065
Gardner Denver, Inc.	1,837	153,904
Graco, Inc.	2,116	106,985
Greenbrier Companies, Inc. (I)	416	10,841
IDEX Corp.	2,903	131,622
John Bean Technologies Corp.	994	19,522
Kadant, Inc. (I)	429	12,621
Kennametal, Inc.	9,249	385,961
LB Foster Co.	361	13,090
Lindsay Corp.	442	29,649
Meritor, Inc. (I)	86,952	1,435,578
Middleby Corp. (I)	617	53,093
NACCO Industries, Inc., Class A	1,242	121,468
Navistar International Corp. (I)	20,630	1,358,898
Nordson Corp.	2,042	106,225
Oshkosh Corp. (I)	2,077	57,533
RBC Bearings, Inc. (I)	777	31,080
Robbins & Myers, Inc.	7,062	311,152
Sauer-Danfoss, Inc. (I)	426	22,748
Sun Hydraulics, Inc.	479	23,198
Tennant Company	604	23,333
The Gorman-Rupp Company	532	23,355
The Manitowoc Company, Inc.	2,197	39,590
The Toro Company	1,119	71,482
Titan International, Inc.	1,405	38,623
TriMas Corp. (I)	19,570	399,228
Valmont Industries, Inc.	394	39,487
Wabash National Corp. (I)(L)	34,397	332,619
WABCO Holdings, Inc. (I)	820	56,211
Wabtec Corp.	1,689	114,160
Westport Innovations, Inc. (I)	7,249	179,993

		7,467,506
Marine - 0.06%
Kirby Corp. (I)	1,701	97,756
Professional Services - 1.36%
Acacia Research - Acacia Technologies (I)	1,445	56,008
CBIZ, Inc. (I)	750	5,738
CoStar Group, Inc. (I)	870	54,897
Exponent, Inc. (I)	494	21,183
FTI Consulting, Inc. (I)(L)	8,734	333,377
Hill International, Inc. (I)	569	2,617
Huron Consulting Group, Inc. (I)	12,391	375,819
ICF International, Inc. (I)	684	17,592
Insperity, Inc.	828	26,049
Kforce, Inc. (I)	12,788	172,510
Korn/Ferry International (I)	13,157	281,034
Mistras Group, Inc. (I)	526	9,158
Resources Connection, Inc.	1,622	22,886
School Specialty, Inc. (I)	565	8,690
SFN Group, Inc. (I)	1,769	18,380
The Advisory Board Company (I)	558	29,334
The Corporate Executive Board Company	1,209	50,838
The Dolan Company (I)	22,180	232,446
TrueBlue, Inc. (I)	19,404	284,075
VSE Corp.	4,675	123,140

		2,125,771
Road & Rail - 0.83%
Avis Budget Group, Inc. (I)(L)	3,649	64,186
Celadon Group, Inc. (I)	751	10,514

The accompanying notes are an integral part of the financial statements.	208

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Dollar Thrifty Automotive Group, Inc. (I)	1,013	$84,028
Genesee & Wyoming, Inc., Class A (I)	1,389	82,437
Heartland Express, Inc. (L)	1,916	31,844
Knight Transportation, Inc.	2,209	37,774
Landstar System, Inc.	1,685	79,734
Marten Transport, Ltd.	10,185	228,551
Old Dominion Freight Line, Inc. (I)	12,867	480,325
Patriot Transportation Holding, Inc. (I)	127	2,845
RailAmerica, Inc. (I)	565	8,876
Saia, Inc. (I)	532	8,358
Universal Truckload Services, Inc. (I)	78	1,278
Werner Enterprises, Inc. (L)	7,290	182,833

		1,303,583
Trading Companies & Distributors - 1.06%
Applied Industrial Technologies, Inc.	11,559	411,732
Beacon Roofing Supply, Inc. (I)	15,913	348,654
CAI International, Inc. (I)	407	9,508
DXP Enterprises, Inc. (I)	6,656	172,390
H&E Equipment Services, Inc. (I)	987	14,321
Houston Wire & Cable Company (L)	386	6,172
Kaman Corp., Class A	273	9,850
RSC Holdings, Inc. (I)	2,007	26,834
Rush Enterprises, Inc., Class A (I)(L)	13,403	267,658
Rush Enterprises, Inc., Class B (I)	245	4,246
TAL International Group, Inc.	7,928	267,411
Titan Machinery, Inc. (I)	572	15,324
United Rentals, Inc. (I)(L)	2,135	58,371
Watsco, Inc.	580	38,825

		1,651,296

		35,523,063
Information Technology - 24.86%
Communications Equipment - 1.41%
ADTRAN, Inc. (L)	2,159	92,535
Anaren, Inc. (I)	177	3,027
Aruba Networks, Inc. (I)(L)	2,639	75,000
BigBand Networks, Inc. (I)	639	1,342
Blue Coat Systems, Inc. (I)	12,339	283,180
Calix, Inc. (I)	795	17,148
Ciena Corp. (I)	3,342	89,399
DG FastChannel, Inc. (I)	895	31,665
Digi International, Inc. (I)	887	10,458
Extreme Networks, Inc. (I)	1,014	3,366
Finisar Corp. (I)(L)	12,344	296,503
Harmonic, Inc. (I)	3,941	30,700
Infinera Corp. (I)	3,474	24,665
InterDigital, Inc. (L)	1,596	68,644
Ixia (I)	1,309	20,604
JDS Uniphase Corp. (I)	7,894	159,380
Loral Space & Communications, Inc. (I)	328	21,819
Meru Networks, Inc. (I)	339	6,071
Netgear, Inc. (I)	832	34,819
Oclaro, Inc. (I)	1,758	16,824
Plantronics, Inc. (L)	10,051	367,666
Polycom, Inc. (I)	3,087	177,225
Powerwave Technologies, Inc. (I)	5,945	22,472
RADWARE, Ltd., ADR (I)	7,360	270,995
Seachange International, Inc. (I)	890	10,021
ShoreTel, Inc. (I)	1,056	11,616
Sonus Networks, Inc. (I)	7,300	23,652
Sycamore Networks, Inc.	377	9,138
Viasat, Inc. (I)	696	30,812

		2,210,746

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals - 0.95%
Avid Technology, Inc. (I)(L)	14,880	$259,954
Cray, Inc. (I)	1,141	7,302
Electronics for Imaging, Inc. (I)	16,490	297,645
Hypercom Corp. (I)	1,661	17,756
Intermec, Inc. (I)	1,591	19,219
Novatel Wireless, Inc. (I)(L)	52,830	282,112
OCZ Technology Group, Inc. (I)(L)	49,822	417,508
QLogic Corp. (I)	3,710	60,028
Quantum Corp. (I)	7,539	23,145
Silicon Graphics International Corp. (I)	624	11,294
STEC, Inc. (I)(L)	1,531	27,420
Stratasys, Inc. (I)	691	24,323
Super Micro Computer, Inc. (I)	933	15,656
Synaptics, Inc. (I)	1,193	33,464

		1,496,826
Electronic Equipment, Instruments & Components - 2.91%
Anixter International, Inc.	1,023	69,247
Brightpoint, Inc. (I)	100,700	910,328
Checkpoint Systems, Inc. (I)	1,404	25,426
Cognex Corp.	689	24,315
Daktronics, Inc.	1,241	13,341
DTS, Inc. (I)	603	27,786
Echelon Corp. (I)	1,105	10,564
Fabrinet (I)	654	15,493
FARO Technologies, Inc. (I)	571	25,558
Insight Enterprises, Inc. (I)	83,110	1,393,755
IPG Photonics Corp. (I)	993	74,624
Itron, Inc. (I)	1,426	73,083
L-1 Identity Solutions, Inc. (I)(L)	2,703	30,057
Littelfuse, Inc.	2,800	168,000
Maxwell Technologies, Inc. (I)(L)	13,189	215,244
Measurement Specialties, Inc. (I)	500	19,125
Mercury Computer Systems, Inc. (I)	989	18,910
Multi-Fineline Electronix, Inc. (I)	338	7,162
National Instruments Corp.	3,304	96,477
Newport Corp. (I)	5,335	97,044
OSI Systems, Inc. (I)	9,597	383,688
Power-One, Inc. (I)(L)	44,178	370,653
Pulse Electronics Corp.	486	2,391
Rofin-Sinar Technologies, Inc. (I)	10,034	362,629
Rogers Corp. (I)	196	9,198
Scansource, Inc. (I)	947	33,552
TTM Technologies, Inc. (I)	1,191	19,723
Universal Display Corp. (I)	1,409	67,237
Viasystems Group, Inc. (I)	116	2,632

		4,567,242
Internet Software & Services - 4.70%
Ancestry.com, Inc. (I)(L)	1,028	42,282
comScore, Inc. (I)	885	24,842
Constant Contact, Inc. (I)	972	23,377
DealerTrack Holdings, Inc. (I)	935	21,664
Dice Holdings, Inc. (I)	1,642	24,252
Digital River, Inc. (I)	1,374	44,724
Envestnet, Inc. (I)	552	8,192
Equinix, Inc. (I)	19,800	2,007,720
GSI Commerce, Inc. (I)	2,243	65,608
Internap Network Services Corp. (I)	1,740	14,355
IntraLinks Holdings, Inc. (I)	1,039	21,455
j2 Global Communications, Inc. (I)	1,615	46,819
Keynote Systems, Inc.	11,000	233,530
Limelight Networks, Inc. (I)	2,325	13,322
Liquidity Services, Inc. (I)	622	13,037
LivePerson, Inc. (I)	31,901	378,346

The accompanying notes are an integral part of the financial statements.	209

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
LogMeIn, Inc. (I)	632	$27,505
LoopNet, Inc. (I)	963	17,787
Mediamind Technologies Inc. (I)	359	6,275
MercadoLibre, Inc.	1,010	89,001
Monster Worldwide, Inc. (I)	4,355	67,154
Move, Inc. (I)	3,628	7,147
NIC, Inc.	20,998	274,234
Open Text Corp. (I)(L)	6,122	399,461
OpenTable, Inc. (I)	567	50,083
Perficient, Inc. (I)	994	11,083
QuinStreet, Inc. (I)(L)	905	13,991
RightNow Technologies, Inc. (I)	854	28,267
SAVVIS, Inc. (I)	1,087	42,719
The Knot, Inc. (I)	1,029	10,558
Travelzoo, Inc. (I)(L)	5,022	377,353
ValueClick, Inc. (I)	29,030	523,992
VistaPrint NV (I)(L)	40,597	1,996,560
Vocus, Inc. (I)	653	17,788
WebMD Health Corp. (I)	2,003	95,503
Zix Corp. (I)	86,730	330,441

		7,370,427
IT Services - 4.06%
Acxiom Corp. (I)	2,829	38,899
Alliance Data Systems Corp. (I)(L)	24,310	2,283,438
Cardtronics, Inc. (I)	1,282	28,383
Cass Information Systems, Inc.	281	11,198
Ciber, Inc. (I)	1,543	9,412
CSG Systems International, Inc. (I)	17,507	334,209
DST Systems, Inc.	652	32,776
Echo Global Logistics, Inc. (I)	387	5,766
Euronet Worldwide, Inc. (I)	1,619	27,993
ExlService Holdings, Inc. (I)	568	13,337
Forrester Research, Inc.	556	21,095
Gartner, Inc. (I)(L)	3,042	118,729
Heartland Payment Systems, Inc.	1,352	25,715
iGate Corp.	1,089	20,092
Jack Henry & Associates, Inc.	2,882	90,034
ManTech International Corp., Class A	817	36,781
MAXIMUS, Inc.	605	50,699
NCI, Inc. (I)	268	6,084
NeuStar, Inc., Class A (I)	10,418	278,786
Sapient Corp. (I)	3,859	56,689
SRA International, Inc., Class A (I)	1,565	48,437
Syntel, Inc.	588	31,676
TeleTech Holdings, Inc. (I)	20,241	366,362
TNS, Inc. (I)	600	9,858
Unisys Corp. (I)	1,351	37,760
VeriFone Systems, Inc. (I)(L)	40,240	1,936,751
Virtusa Corp. (I)	561	11,304
Wright Express Corp. (I)	8,121	438,209

		6,370,472
Office Electronics - 0.06%
Zebra Technologies Corp., Class A (I)	1,963	87,255
Semiconductors & Semiconductor Equipment - 5.86%
Amtech Systems, Inc. (I)(L)	9,508	208,035
Anadigics, Inc. (I)	2,330	7,619
Applied Micro Circuits Corp. (I)	2,280	24,122
Cabot Microelectronics Corp. (I)	818	41,105
Cavium Networks, Inc. (I)	1,574	70,012
Ceva, Inc. (I)	775	26,606
Cirrus Logic, Inc. (I)(L)	2,264	37,243
Cymer, Inc. (I)	22,279	1,066,496
Cypress Semiconductor Corp. (I)	2,033	47,613

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Diodes, Inc. (I)	6,272	$183,142
Energy Conversion Devices, Inc. (I)(L)	937	1,312
Entegris, Inc. (I)	39,800	365,364
Entropic Communications, Inc. (I)(L)	2,704	24,066
EZchip Semiconductor, Ltd. (I)	13,090	471,764
Fairchild Semiconductor International, Inc. (I)	50,200	905,608
FEI Company (I)	1,358	52,976
FormFactor, Inc. (I)	625	6,194
GT Solar International, Inc. (I)	4,399	56,131
Hittite Microwave Corp. (I)	990	62,786
Integrated Device Technology, Inc. (I)	2,656	22,284
IXYS Corp. (I)	880	12,223
Kopin Corp. (I)	2,171	11,311
Lattice Semiconductor Corp. (I)	50,431	332,340
Maxlinear, Inc., Class A (I)	530	4,828
Mellanox Technologies, Ltd. (I)	11,062	341,595
Micrel, Inc.	1,854	21,822
Microsemi Corp. (I)	3,019	66,569
MIPS Technologies, Inc. (I)(L)	35,237	279,077
Monolithic Power Systems, Inc. (I)	116,785	2,020,381
Netlogic Microsystems, Inc. (I)	2,144	82,158
Nova Measuring Instruments, Ltd. (I)	9,050	92,763
NVE Corp. (I)	4,101	250,489
O2Micro International, Ltd., ADR (I)	20,903	147,784
Omnivision Technologies, Inc. (I)	11,300	399,003
Pericom Semiconductor Corp. (I)	292	2,692
PMC-Sierra, Inc. (I)	2,874	22,532
Power Integrations, Inc.	1,012	37,262
Rambus, Inc. (I)	3,406	49,625
Rubicon Technology, Inc. (I)	646	14,819
Semtech Corp. (I)	1,450	41,499
Sigma Designs, Inc. (I)	525	4,720
Silicon Image, Inc. (I)(L)	37,629	285,228
Silicon Laboratories, Inc. (I)	1,473	63,310
Standard Microsystems Corp. (I)	805	21,590
SunPower Corp., Class A (I)	1,286	27,083
SunPower Corp., Class B (I)	962	20,000
Teradyne, Inc. (I)(L)	6,387	102,256
Tessera Technologies, Inc. (I)	1,797	31,088
TriQuint Semiconductor, Inc. (I)	5,728	74,178
Ultratech, Inc. (I)	871	27,672
Varian Semiconductor
Equipment Associates, Inc. (I)	2,644	162,381
Veeco Instruments, Inc. (I)(L)	1,430	82,354
Volterra Semiconductor Corp. (I)	14,841	366,127
Zoran Corp. (I)	821	6,757

		9,185,994
Software - 4.91%
Accelrys, Inc. (I)	1,961	14,178
ACI Worldwide, Inc. (I)	9,710	314,313
Actuate Corp. (I)	1,424	7,747
Advent Software, Inc. (I)	1,190	33,261
Ariba, Inc. (I)	3,287	110,246
Aspen Technology, Inc. (I)	1,565	25,901
Blackbaud, Inc.	1,545	43,492
Blackboard, Inc. (I)(L)	1,221	52,613
Bottomline Technologies, Inc. (I)	1,169	30,394
BroadSoft, Inc. (I)	8,455	334,311
Cadence Design Systems, Inc. (I)	9,453	101,053
Clicksoftware Technologies, Ltd.	38,110	406,253
CommVault Systems, Inc. (I)	1,458	60,274
Compuware Corp. (I)	13,496	137,524
Concur Technologies, Inc. (I)	1,606	80,252
Deltek, Inc. (I)	363	2,704

The accompanying notes are an integral part of the financial statements.	210

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
DemandTec, Inc. (I)	1,096	$10,894
Ebix, Inc. (I)	1,363	26,987
EPIQ Systems, Inc.	1,115	16,680
Fortinet, Inc. (I)	1,589	77,051
Interactive Intelligence, Inc. (I)	11,372	412,917
Kenexa Corp. (I)	883	27,920
Lawson Software, Inc. (I)	4,320	48,082
Manhattan Associates, Inc. (I)	769	27,646
MICROS Systems, Inc. (I)	2,846	145,317
MicroStrategy, Inc., Class A (I)	281	41,079
Monotype Imaging Holdings, Inc. (I)	1,250	17,813
Motricity, Inc. (I)	758	7,057
Netscout Systems, Inc. (I)	10,899	252,857
NetSuite, Inc. (I)	793	29,928
NICE Systems, Ltd., SADR (I)	11,667	415,345
Opnet Technologies, Inc.	8,186	320,646
Parametric Technology Corp. (I)	4,159	96,863
Pegasystems, Inc.	587	21,924
Progress Software Corp. (I)	13,717	371,319
PROS Holdings, Inc. (I)	702	11,794
QLIK Technologies, Inc. (I)	2,504	83,358
Quest Software, Inc. (I)	2,296	52,108
Radiant Systems, Inc. (I)	1,320	27,720
RealD, Inc. (I)	1,264	34,507
RealPage, Inc. (I)	1,206	35,517
Renaissance Learning, Inc.	129	1,505
Rosetta Stone, Inc. (I)	404	5,664
Rovi Corp. (I)	31,300	1,814,148
S1 Corp. (I)	1,779	12,951
Smith Micro Software, Inc. (I)	1,108	5,883
SolarWinds, Inc. (I)(L)	1,785	44,000
Solera Holdings, Inc.	2,480	146,543
Sourcefire, Inc. (I)	15,756	420,843
SS&C Technologies Holdings, Inc. (I)	928	18,142
SuccessFactors, Inc. (I)	2,407	84,413
Synchronoss Technologies, Inc. (I)	882	28,312
Taleo Corp. (I)	1,437	53,643
TeleCommunication Systems, Inc. (I)	1,661	8,288
TeleNav, Inc. (I)	296	4,837
TIBCO Software, Inc. (I)	8,180	229,776
TiVo, Inc. (I)	2,679	27,701
Tyler Technologies, Inc. (I)	957	24,317
Ultimate Software Group, Inc. (I)	5,187	292,443
VASCO Data Security International, Inc. (I)	1,060	12,656
Verint Systems, Inc. (I)	648	21,993
VirnetX Holding Corp. (L)	1,204	31,617
Websense, Inc. (I)	1,430	35,536

		7,693,056

		38,982,018
Materials - 2.67%
Chemicals - 1.25%
Balchem Corp.	1,013	43,711
Calgon Carbon Corp. (I)	1,986	34,259
Ferro Corp. (I)	2,731	35,776
Georgia Gulf Corp. (I)	419	11,874
Hawkins, Inc.	309	13,457
Innospec, Inc. (I)	747	25,316
Intrepid Potash, Inc. (I)	1,851	59,584
Koppers Holdings, Inc.	724	29,054
Kraton Performance Polymers, Inc. (I)	9,170	352,678
Kronos Worldwide, Inc. (L)	14,540	438,236
LSB Industries, Inc. (I)	594	28,120
NewMarket Corp.	391	68,120

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Olin Corp.	981	$23,564
Omnova Solutions, Inc. (I)	1,426	13,419
PolyOne Corp.	2,152	32,775
Rockwood Holdings, Inc. (I)	2,278	119,800
Solutia, Inc. (I)	19,264	481,022
Stepan Company	100	6,713
STR Holdings, Inc. (I)(L)	1,020	16,126
WR Grace & Company (I)	2,575	120,484
Zoltek Companies, Inc. (I)(L)	1,029	11,340

		1,965,428
Construction Materials - 0.01%
Headwaters, Inc. (I)	1,069	3,913
Texas Industries, Inc.	223	9,341
United States Lime & Minerals, Inc. (I)	79	3,117

		16,371
Containers & Packaging - 0.29%
Graham Packaging Company, Inc. (I)	809	18,356
Graphic Packaging Holding Company (I)	2,407	13,190
Rock-Tenn Company, Class A (L)	659	50,631
Silgan Holdings, Inc. (L)	8,281	371,734

		453,911
Metals & Mining - 0.87%
AK Steel Holding Corp.	1,359	20,793
Allied Nevada Gold Corp. (I)	2,977	110,387
General Moly, Inc. (I)(L)	2,073	10,116
Globe Specialty Metals, Inc.	2,117	47,971
Gold Resource Corp.	1,120	31,304
Golden Minerals Company (I)	403	7,552
Haynes International, Inc.	214	12,042
Hecla Mining Company (I)	3,440	29,206
Materion Corp. (I)	676	26,817
Metals USA Holdings Corp. (I)	228	3,584
Paramount Gold and Silver Corp. (I)	3,568	12,096
Royal Gold, Inc.	900	55,818
RTI International Metals, Inc. (I)(L)	11,074	422,252
Schnitzer Steel Industries, Inc.	848	50,117
Stillwater Mining Company (I)(L)	22,841	462,530
US Gold Corp. (I)	4,106	29,029
Worthington Industries, Inc.	1,358	29,645

		1,361,259
Paper & Forest Products - 0.25%
Buckeye Technologies, Inc.	12,097	308,111
Clearwater Paper Corp. (I)	404	27,912
Deltic Timber Corp.	243	13,975
KapStone Paper and Packaging Corp. (I)	1,377	22,652
Mercer International, Inc. (I)	412	5,657
Schweitzer-Mauduit International, Inc.	213	11,221

		389,528

		4,186,497
Telecommunication Services - 3.82%
Diversified Telecommunication Services - 1.61%
AboveNet, Inc.	5,512	430,322
Alaska Communications Systems Group, Inc.	1,575	14,207
Atlantic Tele-Network, Inc.	4,266	163,089
Cbeyond, Inc. (I)	1,031	14,805
Cogent Communications Group, Inc. (I)	97,509	1,516,265
General Communication, Inc., Class A (I)	1,171	14,462
Global Crossing, Ltd. (I)	1,175	40,937
Hughes Communications, Inc. (I)	346	20,760
Iridium Communications, Inc. (I)(L)	476	4,246
Level 3 Communications, Inc. (I)	58,926	134,941

The accompanying notes are an integral part of the financial statements.	211

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Neutral Tandem, Inc. (I)(L)	1,110	$18,837
PAETEC Holding Corp. (I)	2,980	13,291
Premiere Global Services, Inc. (I)	1,136	9,565
TW Telecom, Inc. (I)	5,036	109,281
Vonage Holdings Corp. (I)	5,072	24,193

		2,529,201
Wireless Telecommunication Services - 2.21%
ICO Global
Communications Holdings, Ltd. (I)	4,929	14,393
Leap Wireless International, Inc. (I)	1,108	18,625
NII Holdings, Inc. (I)	34,870	1,522,424
NTELOS Holdings Corp.	388	8,090
SBA Communications Corp., Class A (I)	48,000	1,885,920
Shenandoah Telecommunications Company	794	14,459

		3,463,911

		5,993,112
Utilities - 0.22%
Electric Utilities - 0.08%
ITC Holdings Corp.	1,787	129,182
Independent Power Producers & Energy Traders - 0.03%
Dynegy, Inc. (I)	1,193	7,230
GenOn Energy, Inc. (I)	9,500	37,905

		45,135
Multi-Utilities - 0.11%
Avista Corp.	6,660	166,034

		340,351

TOTAL COMMON STOCKS (Cost $121,379,986)		$153,508,918

CORPORATE BONDS - 0.00%
Financials - 0.00%
GAMCO Investors, Inc.
Zero Coupon 12/31/2015	$200	$136

TOTAL CORPORATE BONDS (Cost $157)		$136

SECURITIES LENDING COLLATERAL - 12.03%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	1,884,144	18,856,705

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,855,591)		$18,856,705

SHORT-TERM INVESTMENTS - 1.84%
Repurchase Agreement - 1.15%
Repurchase Agreement with State Street Corp.
dated 05/31/2011 at 0.010% to be
repurchased at $1,802,001 on 06/01/2011,
collateralized by $1,840,000 U.S. Treasury
Bills, 0.010% due 06/16/2011 (valued at
$1,839,974, including interest)	$1,802,000	$1,802,000
Short-Term Securities - 0.69%
Federal Home Loan Bank Discount Notes,
0.010%, 06/01/2011 *	540,000	540,000

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities (continued)
State Street Institutional Liquid Reserves
Fund, 0.1125% (Y)	$536,440	$536,440

		1,076,440

TOTAL SHORT-TERM INVESTMENTS (Cost $2,878,440)		$2,878,440

Total Investments (Smaller Company Growth Fund)
(Cost $143,114,174) - 111.78%		$175,244,199
Other assets and liabilities, net - (11.78%)		(18,466,590)

TOTAL NET ASSETS - 100.00%		$156,777,609

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 22.69%
U.S. Government - 3.92%
Treasury Inflation Protected Securities
0.500%, 04/15/2015	$474,191	$496,530
1.750%, 01/15/2028	85,308	88,894
2.125%, 02/15/2040	102,324	110,047
2.500%, 01/15/2029	98,848	114,564
U.S. Treasury Bonds
3.500%, 02/15/2039	1,115,000	985,207
3.875%, 08/15/2040	4,300,000	4,047,375
4.500%, 08/15/2039	755,000	792,868
4.625%, 02/15/2040	4,620,000	4,947,734
6.000%, 02/15/2026	400,000	506,500
6.125%, 08/15/2029	935,000	1,213,454
6.750%, 08/15/2026	1,325,000	1,800,550
7.125%, 02/15/2023	365,000	500,791
7.250%, 08/15/2022	80,000	110,488
7.625%, 02/15/2025	515,000	745,382
U.S. Treasury Notes
1.000%, 08/31/2011 to 07/15/2013	3,055,000	3,071,001
1.125%, 01/15/2012	680,000	684,117
1.250%, 03/15/2014	2,655,000	2,694,825
1.750%, 08/15/2012	1,580,000	1,608,453
2.250%, 05/31/2014	3,915,000	4,084,750
2.625%, 07/31/2014	10,525,000	11,107,159
2.625%, 08/15/2020 (L)	1,935,000	1,886,021
U.S. Treasury Strips, PO
Zero Coupon 05/15/2021	540,000	387,397

		41,984,107
U.S. Government Agency - 18.77%
Federal Home Loan Bank
1.625%, 11/21/2012	865,000	880,979
Federal Home Loan Mortgage Corp.
0.875%, 10/28/2013	890,000	892,671
2.498%, 01/01/2036 (P)	88,732	93,049
2.507%, 02/01/2035 (P)	93,920	98,240
2.702%, 07/01/2035 (P)	30,422	31,798
2.708%, 07/01/2035 (P)	55,109	57,603
2.940%, 09/01/2032 (P)	4,262	4,464
4.000%, 09/01/2040 to 02/01/2041	2,695,992	2,715,907
4.500%, 11/01/2018 to 09/01/2040	4,281,989	4,462,837
4.596%, 06/01/2038 (P)	94,058	99,154
4.692%, 07/01/2038 (P)	163,187	172,423
4.890%, 10/01/2036 (P)	260,705	272,861
4.996%, 11/01/2035 (P)	16,523	17,525

The accompanying notes are an integral part of the financial statements.	212

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.000%, 10/01/2018 to 04/01/2040	$2,549,620	$2,729,778
5.048%, 03/01/2036 (P)	37,284	39,416
5.079%, 09/01/2035 (P)	66,250	69,811
5.148%, 02/01/2037 (P)	34,834	37,130
5.290%, 02/01/2037 (P)	89,813	95,449
5.350%, 04/01/2037 (P)	228,751	243,530
5.382%, 02/01/2038 (P)	229,041	242,884
5.384%, 05/01/2037 (P)	71,859	76,597
5.391%, 01/01/2036 (P)	6,250	6,654
5.500%, 03/01/2018 to 10/01/2038	3,310,563	3,587,318
5.773%, 02/01/2037 (P)	53,806	57,239
5.931%, 12/01/2036 (P)	242,150	260,614
5.986%, 10/01/2036 (P)	251,530	270,709
6.000%, 11/01/2011 to 12/01/2033	438,930	479,412
6.013%, 11/01/2036 (P)	170,442	183,439
6.034%, 01/01/2037 (P)	16,302	17,211
6.091%, 10/01/2036 (P)	223,215	240,235
6.236%, 08/01/2036 (P)	189,255	203,686
6.500%, 05/01/2017 to 11/01/2033	98,155	109,648
7.000%, 02/01/2024 to 06/01/2032	21,356	24,423
7.500%, 05/01/2024 to 06/01/2024	2,660	3,013
10.500%, 05/01/2019	132	156
Federal National Mortgage Association
1.000%, 09/23/2013	325,000	327,205
1.250%, 06/22/2012	1,680,000	1,697,165
1.860%, 10/01/2033 (P)	64,402	66,240
2.561%, 11/01/2035 (P)	93,967	97,962
2.604%, 07/01/2035 (P)	45,717	47,578
2.801%, 07/01/2027 (P)	994	1,023
3.500%, 01/01/2026	734,413	749,685
4.000%, 03/01/2025 to 01/01/2041	14,261,270	14,560,619
4.140%, 07/01/2036 (P)	81,691	85,275
4.500%, 05/01/2019 to 04/01/2041	27,686,524	28,933,195
4.711%, 09/01/2035 (P)	267,784	282,016
4.809%, 05/01/2038 (P)	64,223	67,907
4.834%, 05/01/2038 (P)	236,421	250,065
4.841%, 04/01/2038 (P)	113,672	120,483
4.882%, 05/01/2038 (P)	233,593	247,746
4.918%, 08/01/2038 (P)	132,180	139,762
5.000%, 03/01/2018 to 10/01/2040	14,664,199	15,650,000
5.254%, 12/01/2035 (P)	17,143	18,186
5.268%, 12/01/2035 (P)	14,267	15,146
5.417%, 09/01/2037 (P)	70,722	74,622
5.420%, 06/01/2037 (P)	83,972	89,509
5.433%, 12/01/2035 (P)	17,898	18,943
5.459%, 12/01/2035 (P)	27,216	28,820
5.470%, 01/01/2019 (P)	744	788
5.500%, 07/01/2013 to 09/01/2040	17,607,230	19,115,642
5.510%, 01/01/2037 (P)	95,962	101,943
5.763%, 08/01/2037 (P)	93,272	99,423
5.885%, 12/01/2036 (P)	136,299	144,365
5.992%, 09/01/2036 (P)	135,094	145,395
6.000%, 03/01/2021 to 11/01/2038	10,107,539	11,139,791
6.026%, 08/01/2036 (P)	173,748	180,421
6.500%, 06/01/2013 to 04/01/2038	2,005,101	2,267,319
7.000%, 12/01/2029 to 04/01/2037	39,857	45,175
7.125%, 01/15/2030	365,000	494,899
Government National
Mortgage Association
4.000%, 08/15/2040 to 02/15/2041	7,442,444	7,620,466
4.500%, 03/20/2036 to 12/20/2040	30,598,139	28,047,523
5.000%, 02/15/2018 to 11/20/2040	22,654,835	24,570,884
5.500%, 02/15/2029 to 12/20/2040	12,108,395	13,346,330

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
6.000%, 11/15/2012 to 06/20/2040		$6,098,516	$6,781,407
6.500%, 12/15/2014 to 12/20/2033		3,045,225	3,461,347
7.000%, 04/15/2017 to 10/20/2036		1,225,602	1,406,650
9.250%, 10/15/2016 to 12/15/2019		2,588	2,957
9.750%, 07/15/2017 to 02/15/2021		2,431	2,831
10.250%, 11/15/2020		2,030	2,466
11.750%, 08/15/2013		664	728
12.000%, 12/15/2012		43	46
12.250%, 03/15/2014 to 06/20/2015		467	539
12.750%, 12/20/2013 to 11/20/2014		550	634

			201,326,984

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $236,565,266)			$243,311,091

FOREIGN GOVERNMENT
OBLIGATIONS - 13.62%
Argentina - 0.27%
City of Buenos Aires
12.500%, 04/06/2015 (S)		350,000	394,625
Republic of Argentina
2.500%, 12/31/2038		900,000	385,650
7.000%, 10/03/2015 to 04/17/2017		1,600,000	1,535,475
8.280%, 12/31/2033	ARS	637,466	559,376

			2,875,126
Austria - 0.02%
Republic of Austria
6.250%, 07/15/2027	EUR	98,000	182,499
Belgium - 0.12%
Kingdom of Belgium
4.000%, 03/28/2018		314,000	457,851
4.250%, 09/28/2013		197,000	294,843
5.000%, 09/28/2012 to 03/28/2035		373,000	566,409

			1,319,103
Bermuda - 0.01%
Government of Bermuda
5.603%, 07/20/2020 (S)		$100,000	109,250
Brazil - 1.21%
Federative Republic of Brazil
5.625%, 01/07/2041		1,410,000	1,436,085
6.000%, 05/15/2015 to 08/15/2020	BRL	3,756,000	4,799,543
7.125%, 01/20/2037		$1,660,000	2,016,900
8.750%, 02/04/2025		475,000	663,338
10.000%, 01/01/2012 to 01/01/2021	BRL	6,534,000	4,054,792

			12,970,658
Canada - 0.58%
Canada Housing Trust
4.000%, 06/15/2012 (S)	CAD	190,000	201,445
Government of Canada
3.500%, 06/01/2013 to 06/01/2020		2,371,000	2,544,426
4.000%, 06/01/2017		85,000	94,895
4.500%, 06/01/2015		775,000	872,462
5.000%, 06/01/2037		407,000	525,552
5.250%, 06/01/2012		832,000	892,533
Province of Ontario
4.200%, 06/02/2020		600,000	642,508
Province of Quebec
5.000%, 12/01/2038		410,000	463,503

			6,237,324

The accompanying notes are an integral part of the financial statements.	213

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Chile - 0.01%
Republic of Chile
3.875%, 08/05/2020		$130,000	$129,350
Colombia - 0.03%
Republic of Colombia, Bond
9.850%, 06/28/2027	COP	364,000,000	274,090
Congo - 0.01%
Republic of Congo (Brazzaville)
3.000%, 06/30/2029		$109,250	69,920
Denmark - 0.07%
Kingdom of Denmark
5.000%, 11/15/2013	DKK	3,277,000	680,651
7.000%, 11/10/2024		364,000	97,524

			778,175
Dominican Republic - 0.02%
Government of Dominican Republic
7.500%, 05/06/2021		$200,000	210,000
9.040%, 01/23/2018		38,254	43,189

			253,189
Egypt - 0.04%
Arab Republic of Egypt
5.750%, 04/29/2020		400,000	393,000
Fiji - 0.02%
Republic of Fiji
9.000%, 03/15/2016		200,000	201,618
France - 0.43%
Government of France
3.750%, 01/12/2012	EUR	1,700,000	2,483,166
5.500%, 04/25/2029		386,000	669,507
5.750%, 10/25/2032		813,000	1,471,962

			4,624,635
Gabon - 0.04%
Republic of Gabon
8.200%, 12/12/2017		$385,000	450,450
Germany - 1.92%
Federal Republic of Germany
zero coupon 07/27/2011	EUR	970,000	1,392,459
0.010%, 08/24/2011		2,000,000	2,871,723
2.000%, 02/26/2016		675,000	960,182
2.500%, 01/04/2021		3,086,000	4,263,463
3.000%, 07/04/2020		170,000	245,838
4.000%, 01/04/2037		1,426,000	2,183,720
4.500%, 01/04/2013		4,730,000	7,126,662
4.750%, 07/04/2034		143,000	241,619
5.000%, 01/04/2012		911,000	1,340,164

			20,625,830
Greece - 0.01%
Republic of Greece
4.625%, 06/25/2013		$185,000	139,620
Grenada - 0.02%
Government of Grenada
2.500%, 09/15/2025		430,000	258,000
Hungary - 0.05%
Republic of Hungary
6.250%, 01/29/2020		204,000	216,444
6.500%, 06/24/2019	HUF	46,990,000	243,196
6.750%, 02/24/2017		22,240,000	118,028

			577,668

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Indonesia - 0.25%
Republic of Indonesia
5.875%, 03/13/2020		$179,000	$196,229
6.625%, 02/17/2037		220,000	243,718
6.875%, 01/17/2018		300,000	347,250
7.750%, 01/17/2038		450,000	556,500
8.250%, 07/15/2021	IDR	3,614,000,000	445,430
11.000%, 09/15/2025		2,925,000,000	420,268
11.625%, 03/04/2019 (S)		$300,000	438,750

			2,648,145
Iraq - 0.17%
Republic of Iraq, Bond
5.800%, 01/15/2028		2,007,000	1,836,405
Ireland - 0.17%
Government of Ireland
5.000%, 04/18/2013	EUR	1,460,000	1,863,452
Italy - 0.55%
Republic of Italy
3.750%, 03/01/2021		942,000	1,263,720
4.250%, 08/01/2014		613,000	901,761
4.500%, 02/01/2018		127,000	185,270
5.000%, 02/01/2012 to 09/01/2040		1,570,000	2,149,226
5.250%, 08/01/2017		682,000	1,041,041
7.250%, 11/01/2026		198,000	348,022

			5,889,040
Ivory Coast - 0.01%
Republic of Ivory Coast
2.500%, 12/31/2032 (H)		$185,000	98,975
Jamaica - 0.11%
Government of Jamaica
8.000%, 06/24/2019		450,000	474,750
9.000%, 06/02/2015		215,000	237,575
10.625%, 06/20/2017		350,000	420,000

			1,132,325
Japan - 2.45%
Government of Japan
0.500%, 12/20/2015	JPY	163,300,000	2,012,966
0.600%, 09/20/2014		154,350,000	1,914,188
1.300%, 03/20/2015 to 06/20/2020		316,700,000	4,009,742
1.400%, 09/20/2015 to 03/20/2018		180,300,000	2,314,471
1.500%, 06/20/2019		54,050,000	694,161
1.700%, 09/20/2016 to 03/20/2017		238,350,000	3,113,541
1.900%, 03/20/2025		116,000,000	1,480,277
2.000%, 06/20/2022 to 12/20/2033		104,000,000	1,311,299
2.200%, 06/22/2020		266,050,000	3,592,560
2.300%, 06/20/2028 to 03/20/2040		441,850,000	5,786,409

			26,229,614
Lebanon - 0.07%
Republic of Lebanon
4.000%, 12/31/2017		$175,000	168,875
7.000%, 12/03/2024		250,000	253,553
8.250%, 04/12/2021		100,000	114,500
9.000%, 03/20/2017		175,000	203,875

			740,803
Lithuania - 0.13%
Republic of Lithuania
5.125%, 09/14/2017 (S)		200,000	207,106
6.750%, 01/15/2015		120,000	133,500
6.750%, 01/15/2015 (S)		320,000	356,777

The accompanying notes are an integral part of the financial statements.	214

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Lithuania (continued)
Republic of Lithuania (continued)
7.375%, 02/11/2020		$615,000	$716,475

			1,413,858
Malaysia - 0.15%
Government of Malaysia
3.700%, 05/15/2013	MYR	866,000	290,291
3.702%, 02/25/2013		805,000	269,885
4.012%, 09/15/2017		617,000	208,005
4.378%, 11/29/2019		1,705,000	584,564
4.392%, 04/15/2026		420,000	141,831
4.498%, 04/15/2030		350,000	116,979

			1,611,555
Mexico - 0.82%
Government of Mexico
5.125%, 01/15/2020		$300,000	322,500
5.625%, 01/15/2017		90,000	101,160
5.950%, 03/19/2019		1,274,000	1,456,182
8.000%, 12/07/2023	MXN	1,000,000	93,182
8.500%, 12/13/2018 to 11/18/2038		40,392,000	3,841,629
9.000%, 12/22/2011		5,000,000	443,156
10.000%, 12/05/2024 to 11/20/2036		23,088,000	2,483,730

			8,741,539
Netherlands - 0.05%
Kingdom of Netherlands
5.500%, 01/15/2028	EUR	277,000	491,033
Nigeria - 0.02%
Federal Republic of Nigeria
6.750%, 01/28/2021 (S)		$200,000	207,000
Peru - 0.10%
Republic of Peru
5.625%, 11/18/2050		850,000	796,875
7.840%, 08/12/2020 (S)	PEN	304,000	118,805
8.750%, 11/21/2033		$150,000	203,775

			1,119,455
Philippines - 0.18%
Republic of Philippines
6.375%, 01/15/2032 to 10/23/2034		1,550,000	1,674,000
8.375%, 06/17/2019		200,000	256,250

			1,930,250
Poland - 0.16%
Republic of Poland
3.875%, 07/16/2015		170,000	176,067
5.000%, 10/24/2013	PLN	1,441,000	524,624
5.500%, 04/25/2015 to 10/25/2019		2,221,000	802,473
5.750%, 09/23/2022		587,000	207,891

			1,711,055
Russia - 0.80%
Government of Russia
7.500%, 03/31/2030		$7,109,435	8,375,839
7.850%, 03/10/2018 (S)	RUB	5,000,000	187,316

			8,563,155
Serbia - 0.07%
Republic of Serbia
6.750%, 11/01/2024		$702,000	707,265
South Africa - 0.33%
Republic of South Africa
5.500%, 03/09/2020		245,000	267,050
6.250%, 03/08/2041		300,000	326,250

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Africa (continued)
Republic of South Africa (continued)
6.500%, 06/02/2014		$135,000	$151,706
6.750%, 03/31/2021	ZAR	14,999,000	1,967,303
8.000%, 12/21/2018		2,960,000	431,979
13.500%, 09/15/2015		2,467,000	441,099

			3,585,387
South Korea - 0.16%
Republic of Korea
4.500%, 03/10/2015	KRW	1,116,900,000	1,062,027
5.000%, 06/10/2020		627,330,000	615,480

			1,677,507
Spain - 0.12%
Kingdom of Spain
4.100%, 07/30/2018	EUR	630,000	858,490
5.750%, 07/30/2032		338,000	480,175

			1,338,665
Sweden - 0.16%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	3,590,000	612,658
Svensk Exportkredit AB
3.625%, 05/27/2014	EUR	404,000	598,996
5.125%, 03/01/2017		$425,000	482,194

			1,693,848
Turkey - 0.66%
Republic of Turkey
5.625%, 03/30/2021		1,000,000	1,050,790
6.000%, 01/14/2041		315,000	307,913
6.750%, 05/30/2040		550,000	594,688
6.875%, 03/17/2036		185,000	203,500
7.000%, 03/11/2019 to 06/05/2020		2,438,000	2,805,212
7.375%, 02/05/2025		200,000	236,950
7.500%, 11/07/2019		180,000	213,750
8.000%, 02/14/2034		437,000	541,880
10.000%, 06/17/2015	TRY	333,000	213,869
10.500%, 01/15/2020		1,000,000	673,580
14.000%, 09/26/2012		300,000	199,818

			7,041,950
Ukraine - 0.10%
Republic of Ukraine
6.580%, 11/21/2016		$325,000	329,063
7.650%, 06/11/2013		250,000	264,688
7.750%, 09/23/2020		210,000	215,250
7.750%, 09/23/2020 (S)		300,000	308,250

			1,117,251
United Arab Emirates - 0.03%
Mubadala Development Company
5.750%, 05/06/2014 (S)		250,000	274,765
United Kingdom - 0.56%
Government of United Kingdom
4.250%, 06/07/2032 to 09/07/2039	GBP	2,843,000	4,789,438
4.500%, 03/07/2013		551,000	963,135
8.750%, 08/25/2017		133,000	298,403

			6,050,976
Venezuela - 0.26%
Republic of Venezuela
5.750%, 02/26/2016		$1,000,000	742,500
6.000%, 12/09/2020		145,000	85,550
7.000%, 12/01/2018		84,000	57,750
7.650%, 04/21/2025		500,000	306,250

The accompanying notes are an integral part of the financial statements.	215

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Venezuela (continued)
Republic of Venezuela (continued)
7.750%, 10/13/2019		$52,500	$35,700
8.500%, 10/08/2014		337,000	304,985
12.750%, 08/23/2022		1,500,000	1,278,000

			2,810,735
Vietnam - 0.10%
Socialist Republic of Vietnam
6.750%, 01/29/2020		1,020,000	1,065,900

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $135,218,187)			$146,061,413

CORPORATE BONDS - 39.97%
Consumer Discretionary - 5.28%
ACE Hardware Corp.
9.125%, 06/01/2016 (S)		475,000	510,625
Advance Auto Parts, Inc.
5.750%, 05/01/2020		360,000	385,621
Affinia Group, Inc.
10.750%, 08/15/2016 (S)		90,000	102,150
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		200,000	198,500
AMC Entertainment Holdings, Inc.
9.750%, 12/01/2020 (S)		325,000	344,906
American Honda Finance Corp.
0.474%, 08/28/2012 (P) (S)		235,000	234,968
6.250%, 07/16/2013	EUR	50,000	77,188
Ameristar Casinos, Inc.
7.500%, 04/15/2021 (S)		$450,000	466,875
AMO Escrow Corp.
11.500%, 12/15/2017 (S)		219,000	237,068
Arcos Dorados BV
7.500%, 10/01/2019 (S)		500,000	547,950
Bankrate, Inc.
11.750%, 07/15/2015 (S)		225,000	256,219
Banque PSA Finance
3.625%, 04/29/2014	EUR	100,000	144,623
4.375%, 04/04/2016 (S)		$605,000	620,801
Beazer Homes USA, Inc.
9.125%, 06/15/2018		575,000	546,250
9.125%, 05/15/2019 (S)		175,000	165,813
BMW Finance NV
8.875%, 09/19/2013	EUR	90,000	147,354
Bresnan Broadband Holdings LLC
8.000%, 12/15/2018 (S)		$225,000	238,219
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		155,000	176,571
9.500%, 11/15/2018 (S)		180,000	241,824
BSKYB Finance UK PLC
5.750%, 10/20/2017	GBP	65,000	116,716
Cablevision Systems Corp.
8.000%, 04/15/2020		$225,000	246,938
8.625%, 09/15/2017		50,000	56,375
Caesars Entertainment
Operating Company, Inc.
10.000%, 12/15/2018		475,000	439,375
11.250%, 06/01/2017		900,000	1,012,500
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016		150,000	178,500
CCO Holdings LLC/CCO
Holdings Capital Corp.
7.000%, 01/15/2019		300,000	306,375
7.250%, 10/30/2017		500,000	520,000
7.875%, 04/30/2018		500,000	530,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Cedar Fair LP/Canada’s Wonderland
Company/Magnum Management Corp.
9.125%, 08/01/2018		$300,000	$325,875
Cequel Communications
Holdings I LLC/Cequel Capital Corp.
8.625%, 11/15/2017 (S)		750,000	796,875
Chrysler Group LLC/CG Co-Issuer, Inc.
8.250%, 06/15/2021 (S)		575,000	573,563
Cinemark USA, Inc.
7.375%, 06/15/2021 (S)		100,000	101,625
8.625%, 06/15/2019		50,000	54,625
Cirsa Finance Luxembourg SA
8.750%, 05/15/2018 (S)	EUR	300,000	448,999
Cirsa Funding Luxembourg SA
8.750%, 05/15/2018		90,000	134,700
Claire’s Stores, Inc.
8.875%, 03/15/2019 (S)		$250,000	240,000
Claire’s Stores, Inc., PIK
9.625%, 06/01/2015		100,000	99,750
Clear Channel Communications, Inc.
7.250%, 10/15/2027		125,000	78,125
9.000%, 03/01/2021 (S)		500,000	501,250
Clear Channel Communications, Inc.,
PIK
11.000%, 08/01/2016		625,000	587,500
Codere Finance Luxembourg SA
8.250%, 06/15/2015	EUR	80,000	117,143
8.250%, 06/15/2015 (S)		650,000	951,784
Comcast Corp.
6.400%, 03/01/2040		$30,000	32,701
6.950%, 08/15/2037		145,000	166,981
Conti-Gummi Finance BV
6.500%, 01/15/2016 (S)	EUR	75,000	111,976
7.500%, 09/15/2017 (S)		225,000	341,201
8.500%, 07/15/2015 (S)		50,000	79,258
Corp GEO SAB de CV
8.875%, 09/25/2014 (S)		$100,000	109,000
COX Communications, Inc.
5.450%, 12/15/2014		215,000	240,324
6.250%, 06/01/2018 (S)		255,000	293,359
8.375%, 03/01/2039 (S)		115,000	157,400
Cyfrowy Polsat Finance AB
7.125%, 05/20/2018 (S)	EUR	200,000	290,698
Daimler Finance North America LLC
0.919%, 03/28/2014 (P) (S)		$380,000	380,120
DineEquity, Inc.
9.500%, 10/30/2018 (S)		550,000	602,250
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
3.550%, 03/15/2015		325,000	340,619
4.750%, 10/01/2014		420,000	460,236
5.875%, 10/01/2019		475,000	531,031
Discovery Communications LLC
5.625%, 08/15/2019		235,000	259,728
DISH DBS Corp.
6.750%, 06/01/2021 (S)		300,000	303,000
Easton-Bell Sports, Inc.
9.750%, 12/01/2016		100,000	112,250
Education Management LLC/Education
Management Finance Corp.
8.750%, 06/01/2014		175,000	178,063
10.250%, 06/01/2016		48,000	50,160
Fiat Finance & Trade, Ltd.
6.625%, 02/15/2013	EUR	55,000	82,752

The accompanying notes are an integral part of the financial statements.	216

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Ford Motor Company
7.450%, 07/16/2031		$450,000	$511,025
Ford Motor Credit Company LLC
5.750%, 02/01/2021		1,550,000	1,562,047
12.000%, 05/15/2015		550,000	702,924
Gaylord Entertainment Company
6.750%, 11/15/2014		325,000	329,875
Giraffe Acquisition Corp.
9.125%, 12/01/2018 (S)		450,000	419,625
Goodyear Dunlop Tires Europe BV
6.750%, 04/15/2019 (S)	EUR	150,000	220,182
Grupo Televisa SA
6.625%, 01/15/2040		$285,000	310,228
Hanesbrands, Inc.
6.375%, 12/15/2020		400,000	393,000
8.000%, 12/15/2016		150,000	162,750
Hella KGaA Hueck & Company
7.250%, 10/20/2014	EUR	70,000	110,055
Historic TW, Inc.
6.875%, 06/15/2018		$570,000	674,115
Home Depot, Inc.
5.400%, 03/01/2016		345,000	388,827
5.950%, 04/01/2041		275,000	288,441
Hyatt Hotels Corp.
5.750%, 08/15/2015 (S)		510,000	537,302
Intercontinental Hotels Group PLC
6.000%, 12/09/2016	GBP	50,000	87,058
Isle of Capri Casinos, Inc.
7.750%, 03/15/2019 (S)		$50,000	50,813
ITT Corp.
7.375%, 11/15/2015		125,000	141,875
ITV PLC
10.000%, 06/30/2014	EUR	50,000	82,209
J Crew Group, Inc.
8.125%, 03/01/2019 (S)		$400,000	384,000
JC Penney Corp., Inc.
7.125%, 11/15/2023		50,000	51,875
Johnson Controls, Inc.
0.683%, 02/04/2014 (P)		320,000	320,370
Kabel BW Erste
Beteiligungs GmbH/Kabel Baden-
Wurttemberg GmbH & Company KG
7.500%, 03/15/2019 (S)	EUR	400,000	600,104
Kingfisher PLC
5.625%, 12/15/2014	GBP	30,000	52,799
Lamar Media Corp.
7.875%, 04/15/2018		$300,000	322,500
Levi Strauss & Company
7.625%, 05/15/2020		525,000	531,563
8.875%, 04/01/2016		100,000	104,250
Lions Gate Entertainment, Inc.
10.250%, 11/01/2016 (S)		400,000	411,500
Liz Claiborne, Inc.
10.500%, 04/15/2019 (S)		150,000	153,750
Lottomatica SpA
5.375%, 12/05/2016	EUR	150,000	221,974
Lowe’s Companies, Inc.
2.125%, 04/15/2016		$155,000	154,518
Mac-Gray Corp.
7.625%, 08/15/2015		450,000	460,125
Macy’s Retail Holdings, Inc.
5.350%, 03/15/2012		35,000	36,138
5.900%, 12/01/2016		25,000	28,313
Marks & Spencer PLC
5.625%, 03/24/2014	GBP	30,000	52,106

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
MCE Finance, Ltd.
10.250%, 05/15/2018		$315,000	$363,825
MDC Holdings, Inc.
5.375%, 12/15/2014		60,000	63,500
5.625%, 02/01/2020		260,000	259,537
MGM Resorts International
9.000%, 03/15/2020		125,000	139,063
10.000%, 11/01/2016 (S)		275,000	298,375
10.375%, 05/15/2014		150,000	173,250
11.125%, 11/15/2017		725,000	841,000
11.375%, 03/01/2018		75,000	86,250
13.000%, 11/15/2013		250,000	301,563
Michaels Stores, Inc.
7.750%, 11/01/2018 (S)		500,000	511,250
Michaels Stores, Inc. (Zero Coupon
Steps up to 13.000% on 11/01/2011)
11/01/2016		625,000	650,000
Michelin Luxembourg SCS
8.625%, 04/24/2014	EUR	50,000	83,240
Mohawk Industries, Inc.
6.875%, 01/15/2016		$125,000	136,094
NBCUniversal Media LLC
5.150%, 04/30/2020 (S)		920,000	978,732
NCL Corp. Ltd.
9.500%, 11/15/2018 (S)		125,000	134,375
11.750%, 11/15/2016		400,000	467,500
Needle Merger Sub Corp.
8.125%, 03/15/2019 (S)		275,000	278,438
Net Servicos De Comunicacao SA
7.500%, 01/27/2020		400,000	459,000
NetFlix, Inc.
8.500%, 11/15/2017		200,000	225,500
News America, Inc.
6.150%, 03/01/2037		170,000	176,204
7.850%, 03/01/2039		85,000	105,002
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014		105,000	105,131
Nexstar Broadcasting, Inc., PIK
7.000%, 01/15/2014		319,999	320,399
Nielsen Finance LLC/Nielsen Finance
Company
11.500%, 05/01/2016		65,000	76,863
Nordstrom, Inc.
4.750%, 05/01/2020		85,000	90,129
6.750%, 06/01/2014		50,000	57,497
O’Charleys, Inc.
9.000%, 11/01/2013		250,000	252,500
O’Reilly Automotive, Inc.
4.875%, 01/14/2021		430,000	440,884
Odeon & UCI Finco PLC
9.000%, 08/01/2018 (S)	GBP	100,000	162,051
Omnicom Group, Inc.
4.450%, 08/15/2020		$100,000	100,369
6.250%, 07/15/2019		505,000	574,809
OSI Restaurant Partners, Inc.
10.000%, 06/15/2015		450,000	473,625
Palace Entertainment
Holdings LLC/Palace Entertainment
Holdings Corp.
8.875%, 04/15/2017 (S)		100,000	103,500
Pinnacle Entertainment, Inc.
8.625%, 08/01/2017		275,000	302,500
8.750%, 05/15/2020		200,000	215,500
Pittsburgh Glass Works LLC
8.500%, 04/15/2016 (S)		150,000	155,625

The accompanying notes are an integral part of the financial statements.	217

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Polish Television Holding BV
11.250%, 05/15/2017 (S)	EUR	100,000	$153,267
PPR
8.625%, 04/03/2014		100,000	165,030
QVC, Inc.
7.125%, 04/15/2017 (S)		$350,000	374,500
7.500%, 10/01/2019 (S)		325,000	350,188
Regal Cinemas Corp.
8.625%, 07/15/2019		300,000	321,000
Regal Entertainment Group
9.125%, 08/15/2018		425,000	451,563
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019 (S)		500,000	530,625
Sealy Mattress Company
8.250%, 06/15/2014		125,000	125,000
10.875%, 04/15/2016 (S)		194,000	217,765
Seminole Indian Tribe of Florida
7.750%, 10/01/2017 (S)		225,000	236,250
Seneca Gaming Corp.
8.250%, 12/01/2018 (S)		275,000	288,750
Shea Homes LP/Shea Homes
Funding Corp.
8.625%, 05/15/2019 (S)		450,000	455,063
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)		400,000	447,000
Sirius XM Radio, Inc.
8.750%, 04/01/2015 (S)		800,000	894,000
9.750%, 09/01/2015 (S)		275,000	309,031
Speedway Motorsports, Inc.
8.750%, 06/01/2016		275,000	301,125
Standard Pacific Corp.
8.375%, 05/15/2018		100,000	101,750
10.750%, 09/15/2016		250,000	288,750
Staples, Inc.
9.750%, 01/15/2014		315,000	377,316
TAM Capital 2, Inc.
9.500%, 01/29/2020		100,000	110,070
TCM Sub LLC
3.550%, 01/15/2015 (S)		810,000	848,148
The Goodyear Tire & Rubber Company
10.500%, 05/15/2016		20,000	22,650
The Interpublic Group
of Companies, Inc.
6.250%, 11/15/2014		190,000	209,475
10.000%, 07/15/2017		100,000	119,250
The McClatchy Company
11.500%, 02/15/2017		450,000	492,750
The Reader’s Digest Association, Inc.
9.500%, 02/15/2017 (P)		400,000	420,000
Thomson Reuters Corp.
5.950%, 07/15/2013		145,000	159,398
Ticketmaster Entertainment, Inc.
10.750%, 08/01/2016		250,000	273,125
Time Warner Cable, Inc.
5.400%, 07/02/2012		325,000	340,852
8.250%, 02/14/2014		75,000	87,630
Time Warner, Inc.
7.700%, 05/01/2032		95,000	115,841
Toys R Us Property Company LLC
8.500%, 12/01/2017		300,000	321,375
Toys R Us, Inc.
7.375%, 10/15/2018		275,000	275,000
TVN Finance Corp. II AB
10.750%, 11/15/2017 (S)	EUR	100,000	160,460

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Unitymedia GmbH
9.625%, 12/01/2019	EUR	50,000	$79,510
Unitymedia Hessen GmbH & Company
KG/Unitymedia NRW GmbH
8.125%, 12/01/2017 (S)		$325,000	345,313
Universal City Development
Partners, Ltd./UCDP Finance, Inc.
8.875%, 11/15/2015		350,000	387,625
10.875%, 11/15/2016		150,000	172,875
Univision Communications, Inc.
7.875%, 11/01/2020 (S)		550,000	583,000
8.500%, 05/15/2021 (S)		875,000	901,250
UPC Germany GmbH
9.625%, 12/01/2019 (S)	EUR	57,000	90,642
Urbi Desarrollos Urbanos SAB de CV
8.500%, 04/19/2016		$125,000	129,371
9.500%, 01/21/2020 (S)		100,000	111,000
Videotron Ltee
6.375%, 12/15/2015		50,000	51,500
9.125%, 04/15/2018		100,000	111,750
Virgin Media Finance PLC
8.875%, 10/15/2019	GBP	50,000	91,709
Wendy’s/Arby’s Restaurants LLC
10.000%, 07/15/2016		$575,000	639,688
Whirlpool Corp.
6.125%, 06/15/2011		80,000	80,143
WPP PLC
6.625%, 05/12/2016	EUR	100,000	162,643
Wyndham Worldwide Corp.
7.375%, 03/01/2020		$115,000	129,371
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
7.875%, 11/01/2017		350,000	384,125
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)		175,000	185,938
13.000%, 08/01/2013 (S)		1,125,000	1,338,750
Ziggo Bond Company BV
8.000%, 05/15/2018	EUR	50,000	75,103

			56,601,844
Consumer Staples - 1.87%
Altria Group, Inc.
4.125%, 09/11/2015		$505,000	537,618
4.750%, 05/05/2021		685,000	691,999
8.500%, 11/10/2013		305,000	355,812
9.250%, 08/06/2019		295,000	389,691
Anheuser-Busch InBev NV
6.500%, 06/23/2017	GBP	30,000	56,173
8.625%, 01/30/2017	EUR	100,000	180,846
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/2012		$390,000	400,407
7.200%, 01/15/2014		200,000	229,018
ARAMARK Holdings Corp., PIK
8.625%, 05/01/2016 (S)		375,000	383,438
Avangardco Investments Public, Ltd.
10.000%, 10/29/2015		200,000	198,000
Bacardi, Ltd.
7.750%, 04/09/2014	EUR	100,000	161,334
BAT International Finance PLC
5.375%, 06/29/2017		100,000	157,242
6.375%, 12/12/2019	GBP	35,000	65,086
8.125%, 11/15/2013 (S)		$355,000	410,664
BFF International, Ltd.
7.250%, 01/28/2020 (S)		100,000	109,810

The accompanying notes are an integral part of the financial statements.	218

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Bumble Bee Acquisition Corp.
9.000%, 12/15/2017 (S)		$225,000	$231,188
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016		195,000	202,836
Bunge NA Finance LP
5.900%, 04/01/2017		295,000	323,791
Campofrio Food Group SA
8.250%, 10/31/2016 (S)	EUR	62,000	91,901
8.250%, 10/31/2016		50,000	74,114
Carlsberg Breweries A/S
6.000%, 05/28/2014		100,000	155,380
Casino Guichard Perrachon SA
4.875%, 04/10/2014		50,000	75,526
6.375%, 04/04/2013		50,000	76,750
CEDC Finance Corp. International, Inc.
8.875%, 12/01/2016		110,000	147,220
9.125%, 12/01/2016 (S)		$100,000	94,500
Central Garden and Pet Company
8.250%, 03/01/2018		225,000	236,953
Coca-Cola Enterprises, Inc.
1.125%, 11/12/2013		320,000	319,656
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020		245,000	253,376
Constellation Brands, Inc.
8.375%, 12/15/2014		25,000	28,656
Controladora Mabe SA CV
7.875%, 10/28/2019 (S)		450,000	504,000
Cosan Finance, Ltd.
7.000%, 02/01/2017		100,000	108,500
Cott Beverages, Inc.
8.125%, 09/01/2018		475,000	509,438
8.375%, 11/15/2017		125,000	133,750
Darling International, Inc.
8.500%, 12/15/2018 (S)		100,000	109,000
Del Monte Foods Company
7.625%, 02/15/2019 (S)		700,000	714,438
Delhaize Group SA
5.625%, 06/27/2014	EUR	50,000	76,835
6.500%, 06/15/2017		$435,000	505,774
DP World, Ltd.
6.850%, 07/02/2037 (S)		490,000	475,913
Energizer Holdings, Inc.
4.700%, 05/19/2021 (S)		145,000	146,146
General Mills, Inc.
1.550%, 05/16/2014		155,000	156,080
Heineken NV
7.125%, 04/07/2014	EUR	75,000	119,798
7.250%, 03/10/2015	GBP	40,000	74,793
Hypermarcas SA
6.500%, 04/20/2021 (S)		$200,000	199,500
Imperial Tobacco Finance PLC
4.375%, 11/22/2013	EUR	100,000	148,818
6.875%, 06/13/2012	GBP	49,000	84,555
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)		$350,000	367,815
JBS USA LLC/JBS USA Finance, Inc.
7.250%, 06/01/2021 (S)		300,000	294,000
11.625%, 05/01/2014		275,000	321,750
Kraft Foods, Inc.
6.500%, 02/09/2040		200,000	225,218
Loblaw Companies, Ltd.
5.220%, 06/18/2020	CAD	25,000	27,087
MHP SA
10.250%, 04/29/2015		$635,000	676,980

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Michael Foods, Inc.
9.750%, 07/15/2018 (S)		$525,000	$577,500
Minerva Overseas, Ltd.
10.875%, 11/15/2019 (S)		275,000	302,638
Mriya Agro Holding PLC
10.950%, 03/30/2016 (S)		200,000	201,553
Pernod-Ricard SA
5.750%, 04/07/2021 (S)		150,000	158,628
7.000%, 01/15/2015	EUR	100,000	156,895
Philip Morris International, Inc.
5.875%, 09/04/2015		50,000	79,880
R&R Ice Cream, PLC
8.375%, 11/15/2017 (S)		200,000	287,820
Ralcorp Holdings Corp.
4.950%, 08/15/2020		$160,000	163,549
Refresco Group BV
7.375%, 05/15/2018 (S)	EUR	200,000	294,469
Reynolds American, Inc.
7.250%, 06/01/2013		$485,000	539,789
Reynolds Group Issuer, Inc./Reynolds
Group Issuer LLC
7.125%, 04/15/2019 (S)		700,000	728,000
7.750%, 10/15/2016	EUR	90,000	135,833
Rite Aid Corp.
8.000%, 08/15/2020		$75,000	80,719
8.625%, 03/01/2015		450,000	417,375
9.500%, 06/15/2017		100,000	91,750
10.250%, 10/15/2019		375,000	418,125
10.375%, 07/15/2016		150,000	161,250
SABMiller PLC
6.200%, 07/01/2011 (S)		355,000	356,522
Safeway, Inc.
5.800%, 08/15/2012		150,000	158,552
Smithfield Foods, Inc.
7.750%, 07/01/2017		125,000	132,500
10.000%, 07/15/2014		75,000	87,750
Susser Holdings LLC/Susser
Finance Corp.
8.500%, 05/15/2016		300,000	324,000
Tesco PLC
5.875%, 09/12/2016	EUR	50,000	80,760
6.125%, 02/24/2022	GBP	50,000	89,757
The Coca-Cola Company
1.500%, 11/15/2015		$365,000	358,644
The Kroger Company
5.400%, 07/15/2040		175,000	173,719
US Foodservice
8.500%, 06/30/2019 (S)		325,000	327,438
Viterra, Inc.
5.950%, 08/01/2020 (S)		150,000	156,196
Wesfarmers, Ltd.
2.983%, 05/18/2016 (S)		90,000	90,433
3.875%, 07/10/2015	EUR	50,000	73,269
Yasar Holdings SA Via Willow No 2
9.625%, 10/07/2015		$200,000	213,000

			20,037,486
Energy - 5.16%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)		300,000	334,500
Afren PLC
11.500%, 02/01/2016 (S)		200,000	220,000
Alta Mesa Holdings/Alta Mesa Finance
Services Corp.
9.625%, 10/15/2018 (S)		500,000	511,250

The accompanying notes are an integral part of the financial statements.	219

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Anadarko Petroleum Corp.
6.375%, 09/15/2017		$180,000	$206,960
8.700%, 03/15/2019		245,000	315,467
Antero Resources Finance Corp.
9.375%, 12/01/2017		900,000	981,000
Apache Corp.
5.100%, 09/01/2040		650,000	640,232
Berry Petroleum Company
6.750%, 11/01/2020		225,000	232,313
10.250%, 06/01/2014		150,000	173,250
BG Energy Capital PLC
5.125%, 12/07/2017	GBP	50,000	88,504
Bill Barrett Corp.
9.875%, 07/15/2016		$300,000	340,500
Boardwalk Pipelines LP
5.750%, 09/15/2019		205,000	225,366
BP Capital Markets PLC
3.125%, 10/01/2015		395,000	404,555
3.830%, 10/06/2017	EUR	100,000	144,801
Buckeye Partners LP
4.875%, 02/01/2021		$65,000	67,042
5.500%, 08/15/2019		505,000	550,843
6.050%, 01/15/2018		140,000	158,193
Calumet Specialty Products
Partners LP/Calumet Finance Corp.
9.375%, 05/01/2019 (S)		150,000	157,594
Canadian Natural Resources Ltd.
4.950%, 06/01/2015	CAD	35,000	38,809
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013		$180,000	192,072
5.450%, 10/01/2012		65,000	68,952
6.250%, 03/15/2038		305,000	342,157
6.450%, 06/30/2033		75,000	85,450
Chesapeake Energy Corp.
6.625%, 08/15/2020		650,000	683,313
9.500%, 02/15/2015		100,000	118,000
Cie Generale de Geophysique - Veritas
6.500%, 06/01/2021 (S)		400,000	395,838
7.500%, 05/15/2015		19,000	19,475
CNOOC Finance 2011, Ltd.
5.750%, 01/26/2041 (S)		200,000	205,621
Colorado Interstate Gas Company
5.950%, 03/15/2015		150,000	167,483
Complete Production Services, Inc.
8.000%, 12/15/2016		500,000	526,250
Concho Resources, Inc.
7.000%, 01/15/2021		425,000	445,188
8.625%, 10/01/2017		675,000	735,750
Connacher Oil and Gas, Ltd.
8.500%, 08/01/2019 (S)		575,000	567,813
Consol Energy Inc.
8.000%, 04/01/2017		550,000	602,250
8.250%, 04/01/2020		350,000	388,500
Continental Resources, Inc.
7.125%, 04/01/2021		225,000	239,625
DCP Midstream LLC
9.700%, 12/01/2013 (S)		140,000	164,546
DCP Midstream Operating LP
3.250%, 10/01/2015		325,000	327,476
Denbury Resources, Inc.
8.250%, 02/15/2020		374,000	413,270
9.750%, 03/01/2016		325,000	365,625
Devon Financing Corp. ULC
6.875%, 09/30/2011		420,000	428,820

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015		$240,000	$262,255
5.150%, 09/01/2014		330,000	364,106
5.700%, 10/15/2039		75,000	77,576
5.875%, 05/01/2019		80,000	90,669
Drummond Company, Inc.
7.375%, 02/15/2016		186,000	190,185
El Paso Corp.
7.750%, 01/15/2032		50,000	60,911
7.800%, 08/01/2031		25,000	30,370
8.250%, 02/15/2016		225,000	268,903
El Paso Natural Gas Company
5.950%, 04/15/2017		27,000	30,805
Enbridge Energy Partners LP
5.200%, 03/15/2020		70,000	75,885
5.500%, 09/15/2040		220,000	217,925
Enbridge, Inc.
4.260%, 02/01/2021	CAD	55,000	56,980
Encana Corp.
5.800%, 01/18/2018 (S)		30,000	34,997
Encore Acquisition Company
9.500%, 05/01/2016		$150,000	168,375
Energy Transfer Equity LP
7.500%, 10/15/2020		750,000	817,500
Ensco PLC
3.250%, 03/15/2016		830,000	846,291
Enterprise Products Operating LLC
3.200%, 02/01/2016		320,000	326,390
5.900%, 04/15/2013		300,000	324,694
5.950%, 02/01/2041		190,000	194,534
7.550%, 04/15/2038		300,000	367,684
EOG Resources, Inc.
2.500%, 02/01/2016		360,000	360,972
5.625%, 06/01/2019		50,000	56,786
5.875%, 09/15/2017		185,000	211,959
6.125%, 10/01/2013		215,000	238,627
Exterran Holdings, Inc.
7.250%, 12/01/2018 (S)		600,000	618,000
Forest Oil Corp.
7.250%, 06/15/2019		93,000	95,558
Gazprom OAO Via Gaz Capital SA
6.605%, 02/13/2018	EUR	100,000	156,502
7.288%, 08/16/2037		$490,000	543,900
8.625%, 04/28/2034		175,000	221,375
Goodrich Petroleum Corp.
8.875%, 03/15/2019 (S)		375,000	377,813
Gulfstream Natural Gas System LLC
6.950%, 06/01/2016 (S)		40,000	47,404
Helix Energy Solutions Group, Inc.
9.500%, 01/15/2016 (S)		325,000	344,500
Hess Corp.
6.000%, 01/15/2040		280,000	294,624
7.875%, 10/01/2029		238,000	306,630
8.125%, 02/15/2019		55,000	70,782
Hilcorp Energy I LP / Hilcorp
Finance Company
7.625%, 04/15/2021 (S)		450,000	474,750
8.000%, 02/15/2020 (S)		375,000	399,375
Inergy LP/Inergy Finance Corp.
6.875%, 08/01/2021 (S)		75,000	77,250
7.000%, 10/01/2018 (S)		475,000	489,250
8.750%, 03/01/2015		162,000	173,340
KazMunayGas National Company
6.375%, 04/09/2021 (S)		200,000	213,290
9.125%, 07/02/2018		1,400,000	1,730,750

The accompanying notes are an integral part of the financial statements.	220

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan Finance Company
5.700%, 01/05/2016		$480,000	$509,400
Kinder Morgan, Inc.
6.500%, 09/01/2012		139,000	146,819
Linn Energy LLC/Linn Energy
Finance Corp.
8.625%, 04/15/2020		475,000	520,125
Lukoil International Finance BV
7.250%, 11/05/2019		100,000	112,410
Magellan Midstream Partners LP
6.550%, 07/15/2019		145,000	170,184
Marathon Oil Corp.
5.900%, 03/15/2018		100,000	114,990
6.000%, 10/01/2017		220,000	254,720
6.600%, 10/01/2037		50,000	56,989
MEG Energy Corp.
6.500%, 03/15/2021 (S)		600,000	604,500
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)		155,000	184,725
Nabors Industries, Inc.
5.375%, 08/15/2012		130,000	135,275
9.250%, 01/15/2019		415,000	539,051
NAK Naftogaz Ukraine
9.500%, 09/30/2014		300,000	329,250
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)		105,000	100,275
Newfield Exploration Company
6.875%, 02/01/2020		580,000	614,800
Niska Gas Storage US LLC/Niska Gas
Storage Canada ULC
8.875%, 03/15/2018		300,000	322,500
Noble Energy, Inc.
6.000%, 03/01/2041		365,000	384,077
Noble Holding International, Ltd.
3.450%, 08/01/2015		40,000	41,559
6.050%, 03/01/2041		210,000	223,113
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		200,000	206,526
6.604%, 02/03/2021 (S)		300,000	317,850
NuStar Logistics LP
4.800%, 09/01/2020		205,000	210,064
7.650%, 04/15/2018		180,000	215,365
Oasis Petroleum, Inc.
7.250%, 02/01/2019 (S)		175,000	176,313
Occidental Petroleum Corp.
1.450%, 12/13/2013		325,000	329,697
Offshore Group Investments, Ltd.
11.500%, 08/01/2015		250,000	275,625
OGX Petroleo e Gas Participacoes SA
8.500%, 06/01/2018 (S)		600,000	601,358
ONEOK Partners LP
3.250%, 02/01/2016		300,000	307,068
Peabody Energy Corp.
7.375%, 11/01/2016		375,000	423,750
Pemex Project Funding Master Trust
5.750%, 03/01/2018		965,000	1,047,743
6.250%, 08/05/2013	EUR	120,000	184,563
6.625%, 06/15/2035		$85,000	88,664
7.500%, 12/18/2013	GBP	50,000	89,981
Penn Virginia Corp.
10.375%, 06/15/2016		$450,000	506,250
Penn Virginia Resource Partners LP/Penn
Virginia Resource Finance Corp.
8.250%, 04/15/2018		200,000	211,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petrobras International Finance Company
5.750%, 01/20/2020		$360,000	$381,771
5.875%, 03/01/2018		260,000	281,331
7.875%, 03/15/2019		115,000	138,127
Petrohawk Energy Corp.
7.250%, 08/15/2018		625,000	655,469
7.875%, 06/01/2015		175,000	184,625
10.500%, 08/01/2014		175,000	198,625
Petroleos de Venezuela SA
4.900%, 10/28/2014		913,324	671,293
5.000%, 10/28/2015		1,527,667	1,008,260
5.250%, 04/12/2017		862,300	517,380
Petroleos Mexicanos
5.500%, 01/21/2021		320,000	332,689
6.500%, 06/02/2041 (S)		220,000	219,999
8.000%, 05/03/2019		150,000	183,750
Petroleum Company of Trinidad &
Tobago, Ltd.
9.750%, 08/14/2019 (S)		200,000	242,300
Petroplus Finance, Ltd.
9.375%, 09/15/2019 (S)		675,000	691,875
Plains All American
Pipeline LP/PAA Finance Corp.
4.250%, 09/01/2012		345,000	358,197
5.750%, 01/15/2020		385,000	424,532
6.500%, 05/01/2018		200,000	229,544
Plains Exploration & Production
Company
10.000%, 03/01/2016		300,000	339,000
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		100,000	116,246
Precision Drilling Corp.
6.625%, 11/15/2020 (S)		300,000	309,000
QEP Resources, Inc.
6.875%, 03/01/2021		175,000	188,125
Quicksilver Resources, Inc.
9.125%, 08/15/2019		275,000	301,125
11.750%, 01/01/2016		400,000	464,000
Range Resources Corp.
6.750%, 08/01/2020		500,000	527,500
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)		525,000	588,000
Regency Energy Partners LP/Regency
Energy Finance Corp.
6.875%, 12/01/2018		350,000	368,375
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)		500,000	476,040
Repsol International Finance BV
4.625%, 10/08/2014	EUR	37,000	55,500
4.750%, 02/16/2017		55,000	82,883
Rowan Companies, Inc.
5.000%, 09/01/2017		$210,000	227,309
7.875%, 08/01/2019		230,000	283,219
SandRidge Energy, Inc.
7.500%, 03/15/2021 (S)		500,000	517,500
SeaRiver Maritime, Inc.
zero coupon, 09/01/2012		315,000	305,992
SESI LLC
6.375%, 05/01/2019 (S)		250,000	249,375
Shell International Finance BV
1.875%, 03/25/2013		360,000	367,893
SM Energy Co.
6.625%, 02/15/2019 (S)		600,000	614,250

The accompanying notes are an integral part of the financial statements.	221

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)		$100,000	$106,883
Southern Natural Gas Company
5.900%, 04/01/2017 (S)		99,000	113,455
Southwestern Energy Company
7.500%, 02/01/2018		525,000	600,469
Swift Energy Company
8.875%, 01/15/2020		500,000	547,500
Talisman Energy, Inc.
3.750%, 02/01/2021		570,000	547,498
Tesoro Corp.
9.750%, 06/01/2019		25,000	28,375
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)		446,000	475,767
TransCanada PipeLines Ltd.
4.650%, 10/03/2016	CAD	60,000	66,325
Transocean, Inc.
5.250%, 03/15/2013		$305,000	324,404
Unit Corp.
6.625%, 05/15/2021		525,000	532,875
Valero Energy Corp.
6.125%, 06/15/2017		510,000	582,240
9.375%, 03/15/2019		140,000	183,556
Weatherford International, Inc.
5.950%, 06/15/2012		380,000	396,302
Weatherford International, Ltd.
6.750%, 09/15/2040		270,000	296,545
9.625%, 03/01/2019		200,000	261,088
Western Gas Partners LP
5.375%, 06/01/2021		145,000	149,927
Whiting Petroleum Corp.
6.500%, 10/01/2018		50,000	52,000
Williams Partners LP
3.800%, 02/15/2015		145,000	152,996
4.125%, 11/15/2020		295,000	291,651
6.300%, 04/15/2040		400,000	435,863

			55,389,022
Financials - 11.80%
Aflac, Inc.
8.500%, 05/15/2019		540,000	669,749
Agile Property Holdings, Ltd.
10.000%, 11/14/2016 (S)		200,000	215,000
Ahold Finance USA, Inc.
5.875%, 03/14/2012	EUR	50,000	73,955
6.500%, 03/14/2017	GBP	45,000	82,228
Akbank TAS
5.125%, 07/22/2015 (S)		$440,000	440,528
6.500%, 03/09/2018 (S)		200,000	206,740
Alfa Bank OJSC Via Alfa Bond
Issuance PLC
7.875%, 09/25/2017 (S)		220,000	232,214
Allianz Finance II BV (6.500% to
01/13/2015, then 3 month
EURIBOR + 2.770%)
01/13/2025	EUR	135,000	206,124
Ally Financial, Inc.
6.250%, 12/01/2017 (S)		$500,000	515,079
7.500%, 09/15/2020		475,000	511,219
AMB Property LP
4.500%, 08/15/2017		330,000	337,624
6.625%, 12/01/2019		185,000	207,431
American Express Centurion Bank
5.550%, 10/17/2012		100,000	106,056

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American Express Credit Corp.
5.125%, 08/25/2014		$215,000	$236,000
American Honda Finance Corp.
2.375%, 03/18/2013 (S)		175,000	178,490
American International Group, Inc.
6.250%, 03/15/2037		425,000	393,125
Ameriprise Financial, Inc.
7.300%, 06/28/2019		365,000	446,425
AmSouth Bank NA
5.200%, 04/01/2015		450,000	448,875
ANZ National International, Ltd.
2.375%, 12/21/2012 (S)		265,000	269,431
AON Financial Services Luxembourg SA
6.250%, 07/01/2014	EUR	50,000	77,002
Assured Guaranty Municipal
Holdings, Inc. (6.400% to 12/15/2036,
then 1 month LIBOR + 2.215%)
12/15/2066 (S)		$550,000	434,500
Aviv Healthcare Properties LP
7.750%, 02/15/2019 (S)		150,000	153,375
Aviva PLC (6.875% to 05/22/2018, then
3 month EURIBOR + 3.350%)
05/22/2038	EUR	50,000	72,675
AXA SA (5.250% to 04/16/2020, then
3 month EURIBOR + 3.050%)
04/16/2040		100,000	133,066
Banca Monte dei Paschi di Siena SpA
4.750%, 04/30/2014		150,000	221,445
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/09/2014		250,000	346,055
Banco Bradesco SA/Cayman Islands
4.125%, 05/16/2016 (S)		$400,000	396,936
Banco de Credito del Peru
4.750%, 03/16/2016 (S)		200,000	197,250
5.375%, 09/16/2020 (S)		300,000	285,000
Banco de Galicia y Buenos Aires
8.750%, 05/04/2018 (S)		350,000	351,750
Banco Santander SA
4.625%, 01/20/2016	EUR	500,000	722,151
Banco Votorantim SA
7.375%, 01/21/2020 (S)		$250,000	265,600
BanColombia SA
4.250%, 01/12/2016 (S)		300,000	299,250
5.950%, 06/03/2021 (S)		200,000	200,750
Bank Nederlandse Gemeenten
2.500%, 01/18/2016	EUR	727,000	1,028,951
4.125%, 06/28/2016		570,000	865,946
Bank of America Corp.
1.693%, 01/30/2014 (P)		$435,000	439,234
4.625%, 02/07/2017	EUR	150,000	206,885
5.250%, 11/09/2016	GBP	50,000	82,970
5.650%, 05/01/2018		$1,540,000	1,645,080
5.750%, 08/15/2016		210,000	225,675
6.500%, 08/01/2016		550,000	622,209
7.375%, 05/15/2014		340,000	388,297
Bank of America Corp. (4.000% to
03/28/2013, then 3 month
EURIBOR + 0.840%)
03/28/2018	EUR	100,000	131,312
Bank of Montreal
6.170%, 03/28/2023 (P)	CAD	60,000	70,545
Bank of New York Mellon Corp.
0.553%, 01/31/2014 (P)		$420,000	421,811
Bank of Nova Scotia
2.250%, 01/22/2013		160,000	163,829

The accompanying notes are an integral part of the financial statements.	222

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Bank of Nova Scotia (continued)
2.375%, 12/17/2013		$270,000	$277,464
3.340%, 03/25/2015	CAD	70,000	73,749
Bank One Corp.
5.250%, 01/30/2013		$200,000	212,604
Banque du Liban
10.000%, 04/25/2015		100,000	117,000
Barclays Bank PLC
4.000%, 10/07/2019	EUR	400,000	581,365
4.875%, 03/31/2013 to 08/13/2019		180,000	264,542
5.200%, 07/10/2014		$905,000	990,043
5.250%, 05/27/2014	EUR	50,000	75,860
5.750%, 08/17/2021	GBP	50,000	85,201
6.000%, 01/14/2021	EUR	125,000	174,632
6.750%, 05/22/2019		$280,000	322,719
BB&T Corp.
3.375%, 09/25/2013		45,000	47,080
5.700%, 04/30/2014		375,000	417,125
BBVA Senior Finance SAU
4.875%, 01/23/2014	EUR	100,000	147,037
Berkshire Hathaway Finance Corp.
2.450%, 12/15/2015		$285,000	288,344
4.250%, 01/15/2021		455,000	468,798
BNP Paribas
5.000%, 01/15/2021		440,000	448,809
5.250%, 12/17/2012	EUR	50,000	74,641
5.431%, 09/07/2017		50,000	76,911
Boardwalk Pipelines LP
5.500%, 02/01/2017		$155,000	170,042
Boston Properties LP
4.125%, 05/15/2021		145,000	140,831
BPCE SA
2.375%, 10/04/2013 (S)		860,000	874,335
BR Properties SA
9.000%, 10/07/2015 (Q) (S)		200,000	204,780
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041		275,000	261,586
5.400%, 06/01/2041		435,000	436,266
Capital One Financial Corp.
7.375%, 05/23/2014		225,000	261,828
CB Richard Ellis Services, Inc.
6.625%, 10/15/2020		275,000	289,438
11.625%, 06/15/2017		200,000	236,000
CIT Group, Inc.
6.625%, 04/01/2018 (S)		1,025,000	1,077,908
7.000%, 05/01/2017		1,525,000	1,530,719
Citigroup Finance Canada, Inc.
6.750%, 09/22/2014	CAD	45,000	51,330
Citigroup, Inc.
1.235%, 04/01/2014 (P)		$585,000	583,401
3.500%, 08/05/2015	EUR	160,000	225,438
4.587%, 12/15/2015		$775,000	824,207
5.375%, 08/09/2020		465,000	489,955
5.500%, 10/15/2014		375,000	409,918
6.125%, 05/15/2018		915,000	1,020,742
6.250%, 09/02/2019	GBP	70,000	123,760
6.400%, 03/27/2013	EUR	110,000	167,071
6.500%, 08/19/2013		$590,000	648,628
7.375%, 06/16/2014	EUR	50,000	79,635
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2019		40,000	55,005

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Cloverie PLC for Zurich Insurance
Company (7.500% until 07/24/2019,
then 3 month EURIBOR + 5.850%)
07/24/2039	EUR	100,000	$159,608
CNA Financial Corp.
5.875%, 08/15/2020		$330,000	353,706
6.500%, 08/15/2016		140,000	157,734
Commonwealth Bank of Australia
2.750%, 10/15/2012 (S)		210,000	214,931
3.625%, 10/14/2014	CAD	50,000	52,347
5.500%, 08/06/2019	EUR	75,000	112,802
Country Garden Holdings Company
11.125%, 02/23/2018 (S)		$450,000	469,125
11.250%, 04/22/2017 (S)		100,000	106,000
Credit Suisse Group Finance
Guernsey, Ltd.
6.375%, 06/07/2013	EUR	116,000	176,678
Credit Suisse/London
5.125%, 09/18/2017		125,000	192,267
6.125%, 08/05/2013		50,000	76,951
Crown Castle Towers LLC
4.523%, 01/15/2015 (S)		$258,000	270,202
6.113%, 01/15/2020 (S)		240,000	263,953
Daimler Finance North America LLC
4.375%, 03/21/2013	EUR	100,000	148,595
Danske Bank A/S (6.000% to
03/20/2013, then 3 month
EURIBOR + 2.950%)
6.000%, 03/20/2016		75,000	110,078
Dar Al-Arkan International Sukuk
Company
10.750%, 02/18/2015 (S)		$300,000	296,850
Deutsche Bank AG
4.875%, 09/24/2012	EUR	50,000	74,432
5.000%, 06/24/2020		100,000	142,114
5.125%, 01/31/2013		35,000	52,059
5.375%, 10/12/2012		$380,000	403,089
Discover Financial Services
10.250%, 07/15/2019		245,000	326,702
DnB NOR Bank ASA
3.875%, 06/29/2020	EUR	75,000	105,583
DTEK Finance BV
9.500%, 04/28/2015 (S)		$100,000	107,583
9.500%, 04/28/2015		100,000	107,583
Dunkin Finance Corp.
9.625%, 12/01/2018 (S)		285,000	287,491
E*Trade Financial Corp.
6.750%, 06/01/2016		300,000	300,000
7.875%, 12/01/2015		450,000	464,063
E*Trade Financial Corp., PIK
12.500%, 11/30/2017		1,316,000	1,582,490
EC Finance PLC
9.750%, 08/01/2017 (S)	EUR	350,000	549,016
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)		$110,000	111,145
2.750%, 07/01/2013 (S)		95,000	96,948
4.500%, 08/16/2021 (S)		135,000	135,328
5.250%, 10/01/2020 (S)		350,000	374,277
5.800%, 10/15/2012 (S)		507,000	537,168
Eurohypo AG
4.500%, 01/21/2013 (S)	EUR	342,000	510,003
European Investment Bank
4.750%, 10/15/2017		535,000	842,914
6.500%, 08/07/2019	AUD	680,000	742,719
8.750%, 08/25/2017	GBP	450,000	972,590

The accompanying notes are an integral part of the financial statements.	223

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
FCE Bank PLC
9.375%, 01/17/2014	EUR	50,000	$80,698
Federal Realty Investment Trust
5.900%, 04/01/2020		$55,000	61,090
6.000%, 07/15/2012		135,000	141,970
Fifth Third Bancorp
3.625%, 01/25/2016		395,000	404,052
6.250%, 05/01/2013		380,000	413,032
8.250%, 03/01/2038		270,000	336,796
Fortis Bank SA/NV
5.757%, 10/04/2017	EUR	75,000	114,542
GE Capital Canada Funding Company
5.730%, 10/22/2037	CAD	35,000	37,694
GE Capital European Funding Company
3.500%, 02/14/2013	EUR	110,000	160,962
4.625%, 02/22/2027		100,000	136,093
5.250%, 05/18/2015		145,000	223,028
GE Capital Trust IV (4.625% to
09/15/2016 then 3 month EURIBOR
+1.600%)
09/15/2066		135,000	177,279
GE Capital UK Funding Company
5.625%, 12/12/2014	GBP	80,000	142,840
General Electric Capital Corp.
2.100%, 01/07/2014		$1,215,000	1,229,253
2.250%, 11/09/2015		390,000	384,695
4.625%, 01/07/2021		355,000	360,231
5.300%, 02/11/2021		250,000	262,580
5.875%, 01/14/2038		450,000	468,259
6.875%, 01/10/2039		815,000	957,520
General Motors Financial Company, Inc.
6.750%, 06/01/2018 (S)		225,000	227,250
General Shopping Finance, Ltd.
10.000%, 11/09/2015 (Q) (S)		200,000	210,500
GMAC International Finance BV
7.500%, 04/21/2015	EUR	100,000	152,185
GTB Finance B.V.
7.500%, 05/19/2016 (S)		$600,000	612,060
HBOS PLC
6.000%, 11/01/2033 (S)		420,000	342,955
HBOS PLC (4.375% to 10/30/2014, then
3 month EURIBOR + 1.36%)
4.375%, 10/30/2019	EUR	59,000	79,155
Health Care REIT, Inc.
4.700%, 09/15/2017		$180,000	186,881
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021		150,000	157,118
Hospitality Properties Trust
5.625%, 03/15/2017		225,000	238,206
7.875%, 08/15/2014		145,000	163,933
Host Hotels & Resorts LP
6.750%, 06/01/2016		300,000	309,750
Host Hotels & Resorts, Inc.
5.875%, 06/15/2019 (S)		150,000	150,750
HSBC Bank Canada/Toronto
3.558%, 10/04/2017	CAD	60,000	61,964
HSBC Bank PLC
1.625%, 08/12/2013 (S)		$160,000	160,918
HSBC Bank USA, Inc.
4.625%, 04/01/2014		100,000	107,295
HSBC Covered Bonds France
3.375%, 01/20/2017	EUR	250,000	360,119
HSBC Holdings PLC
4.875%, 01/15/2014		50,000	75,426
5.100%, 04/05/2021		$905,000	941,710

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC (continued)
5.250%, 12/12/2012		$235,000	$249,257
6.000%, 06/10/2019	EUR	50,000	77,134
6.250%, 03/19/2018		200,000	313,360
6.500%, 05/02/2036		$175,000	186,700
HSBC Holdings PLC (9.875% to
04/08/2013, then 3 month UK
GILT + 2.500%)
9.875%, 04/08/2018	GBP	60,000	109,497
HSBK Europe BV
7.250%, 05/03/2017		$100,000	103,750
HUB International Holdings, Inc.
9.000%, 12/15/2014 (S)		550,000	572,688
10.250%, 06/15/2015 (S)		975,000	1,011,563
Hypothekenbank in Essen AG
3.875%, 11/21/2013	EUR	421,000	627,493
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.28%)
6.375%, 04/30/2022		$425,000	425,000
ING Bank NV
5.500%, 01/04/2012	EUR	71,000	103,762
Inter-American Development Bank
4.400%, 01/26/2026	CAD	410,000	431,413
Intergas Finance BV
6.375%, 05/14/2017		$200,000	214,252
International Lease Finance Corp.
5.750%, 05/15/2016		225,000	226,804
8.250%, 12/15/2020		750,000	841,875
8.875%, 09/01/2017		425,000	484,500
Intesa Sanpaolo SpA
3.875%, 04/01/2015	EUR	50,000	72,630
4.000%, 11/08/2018		100,000	138,731
5.000%, 09/23/2019		50,000	71,738
6.625%, 05/08/2018		50,000	74,063
Intesa Sanpaolo SpA (4.375% to
06/26/2013, then 3 month
EURIBOR + 1.000%)
06/26/2018		50,000	72,007
iPayment Holdings, Inc.
10.250%, 05/15/2018 (S)		$375,000	379,688
IRSA Inversiones y Representaciones SA
11.500%, 07/20/2020 (S)		302,000	341,141
Jefferies Group, Inc.
6.250%, 01/15/2036		260,000	252,980
8.500%, 07/15/2019		80,000	96,997
John Deere Capital Corp.
4.950%, 12/17/2012		475,000	506,149
John Deere Credit, Inc.
5.450%, 09/16/2015 (S)	CAD	60,000	68,158
JPMorgan Chase & Company
1.023%, 05/02/2014 (P)		$420,000	420,375
3.400%, 06/24/2015		1,165,000	1,204,272
3.700%, 01/20/2015		245,000	256,709
4.650%, 06/01/2014		905,000	979,827
5.250%, 01/14/2015	EUR	50,000	76,961
6.000%, 01/15/2018		$155,000	174,955
6.300%, 04/23/2019		95,000	108,489
JPMorgan Chase & Company (4.375% to
11/12/2014, then 3 month
EURIBOR + 1.500%)
11/12/2019	EUR	150,000	212,249
Kazakhstan Temir Zholy Finance BV
7.000%, 05/11/2016		$150,000	166,125
Kazkommertsbank JSC
8.500%, 05/11/2018 (S)		400,000	388,500

The accompanying notes are an integral part of the financial statements.	224

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
KBC Internationale
Financieringsmaatschappij NV
3.875%, 03/31/2015	EUR	70,000	$99,643
KeyCorp
3.750%, 08/13/2015		$765,000	795,700
5.100%, 03/24/2021		165,000	171,732
Kilroy Realty LP
5.000%, 11/03/2015		225,000	236,063
6.625%, 06/01/2020		295,000	323,784
Kreditanstalt fuer Wiederaufbau
4.375%, 07/04/2018	EUR	365,000	564,808
4.700%, 06/02/2037	CAD	245,000	258,571
5.500%, 12/07/2015	GBP	525,000	975,606
6.000%, 08/20/2020	AUD	807,000	849,678
Legal & General Group PLC (4.000% to
06/08/2015 then 3 month EURIBOR
+1.700%)
06/08/2025	EUR	60,000	79,900
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)		$250,000	258,307
6.375%, 06/17/2016	EUR	110,000	171,130
6.500%, 03/24/2020		150,000	206,668
Longfor Properties Company, Ltd.
9.500%, 04/07/2016 (S)		$405,000	420,714
MassMutual Global Funding II
3.625%, 07/16/2012 (S)		254,000	261,810
Mellon Funding Corp.
6.375%, 11/08/2011	GBP	60,000	100,661
Merrill Lynch & Company, Inc.
4.450%, 01/31/2014	EUR	110,000	162,299
5.450%, 02/05/2013		$350,000	372,629
7.750%, 05/14/2038		410,000	481,244
MetLife Institutional Funding II
1.201%, 04/04/2014 (P) (S)		345,000	345,975
MetLife, Inc.
1.520%, 08/06/2013 (P)		350,000	354,205
Metropolitan Life Global Funding I
4.625%, 05/16/2017	EUR	100,000	149,400
Morgan Stanley
1.874%, 01/24/2014 (P)		$650,000	656,772
3.450%, 11/02/2015		245,000	245,493
4.000%, 07/24/2015		1,200,000	1,242,583
4.100%, 01/26/2015		885,000	921,877
4.200%, 11/20/2014		75,000	78,671
4.500%, 10/29/2014	EUR	150,000	219,938
4.900%, 02/23/2017	CAD	65,000	67,461
5.000%, 05/02/2019	EUR	150,000	215,965
5.125%, 11/30/2015	GBP	100,000	172,721
6.000%, 04/28/2015		$1,150,000	1,276,137
6.625%, 04/01/2018		100,000	112,566
7.300%, 05/13/2019		550,000	633,366
MPT Operating Partnership LP/MPT
Finance Corp.
6.875%, 05/01/2021 (S)		350,000	351,750
MU Finance PLC
8.375%, 02/01/2017 (S)		625,000	675,000
8.750%, 02/01/2017 (S)	GBP	50,000	89,241
Muenchener Rueckversicherungs AG
(5.767% to 06/12/2017, then 3 month
EURIBOR + 2.040%)
5.767%, 06/12/2017 (Q)	EUR	100,000	132,397
National Australia Bank, Ltd.
2.350%, 11/16/2012 (S)		$315,000	320,590
4.750%, 07/15/2016	EUR	75,000	113,783
5.375%, 12/08/2014	GBP	50,000	89,083

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
National Rural Utilities
Cooperative Finance Corp.
1.125%, 11/01/2013		$140,000	$140,199
2.625%, 09/16/2012		185,000	189,635
Nationwide Building Society
3.750%, 01/20/2015	EUR	100,000	142,005
4.375%, 02/28/2022		250,000	357,222
5.625%, 09/09/2019	GBP	50,000	85,330
New York Life Funding
5.125%, 02/03/2015		50,000	88,432
New York Life Global Funding
2.250%, 12/14/2012 (S)		$420,000	429,656
4.375%, 01/19/2017	EUR	100,000	148,355
Nissan Motor Acceptance Corp.
3.250%, 01/30/2013 (S)		$130,000	133,118
Nordea Bank AB
1.750%, 10/04/2013 (S)		195,000	195,868
2.125%, 01/14/2014 (S)		200,000	202,152
2.500%, 11/13/2012 (S)		165,000	168,384
4.500%, 03/26/2020	EUR	150,000	209,886
4.875%, 05/13/2021 (S)		$650,000	648,613
Nordea Hypotek AB
3.500%, 01/18/2017	EUR	294,000	427,867
Nuveen Investments, Inc.
5.500%, 09/15/2015		$1,025,000	922,500
10.500%, 11/15/2015		650,000	689,000
10.500%, 11/15/2015 (S)		350,000	369,250
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)		100,000	110,000
Ohio National Financial Services, Inc.
6.350%, 04/01/2013 (S)		15,000	16,005
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022 (S)		475,000	473,813
Ono Finance II PLC
10.875%, 07/15/2019 (S)		150,000	166,500
11.125%, 07/15/2019 (S)	EUR	285,000	442,955
PACCAR Financial Corp.
1.950%, 12/17/2012		$135,000	137,499
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	89,000	153,406
PartnerRe Finance B LLC
5.500%, 06/01/2020		$290,000	298,242
PHH Corp.
9.250%, 03/01/2016		275,000	305,938
Pinafore LLC/Pinafore, Inc.
9.000%, 10/01/2018 (S)		425,000	466,438
Pinnacle Foods Finance LLC/Pinnacle
Foods Finance Corp.
9.250%, 04/01/2015		200,000	209,500
10.625%, 04/01/2017		175,000	187,688
PNC Funding Corp.
4.375%, 08/11/2020		350,000	359,667
5.625%, 02/01/2017		115,000	127,495
6.700%, 06/10/2019		345,000	411,235
Principal Financial Global
Funding II LLC
4.500%, 01/26/2017	EUR	50,000	71,023
Principal Financial Group, Inc.
6.050%, 10/15/2036		$180,000	192,157
7.875%, 05/15/2014		385,000	447,626
8.875%, 05/15/2019		135,000	175,473
Principal Life Global Funding I
5.250%, 01/15/2013 (S)		190,000	202,491

The accompanying notes are an integral part of the financial statements.	225

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Promsvyazbank OJSC Via PSB
Finance SA
6.200%, 04/25/2014 (S)		$400,000	$401,481
Provident Companies, Inc.
7.000%, 07/15/2018		435,000	492,311
Provident Funding
Associates LP/PFG Finance Corp.
10.125%, 02/15/2019 (S)		125,000	129,375
10.250%, 04/15/2017 (S)		350,000	386,750
Prudential Financial, Inc.
2.750%, 01/14/2013		95,000	97,341
3.625%, 09/17/2012		325,000	335,515
4.750%, 09/17/2015		465,000	504,563
5.375%, 06/21/2020		140,000	150,599
Rabobank Nederland NV
4.125%, 01/14/2020	EUR	200,000	288,845
Raymond James Financial, Inc.
4.250%, 04/15/2016		$120,000	124,165
RCI Banque SA
2.155%, 04/11/2014 (P) (S)		145,000	144,486
4.375%, 01/27/2015	EUR	228,000	334,949
4.600%, 04/12/2016 (S)		$435,000	448,767
Realogy Corp.
11.500%, 04/15/2017 (S)		700,000	738,500
Reckson Operating Partnership LP
6.000%, 03/31/2016		395,000	429,544
Regency Centers LP
5.875%, 06/15/2017		120,000	135,439
6.000%, 06/15/2020		165,000	183,186
Regions Bank
7.500%, 05/15/2018		250,000	270,574
Regions Financial Corp.
5.750%, 06/15/2015		310,000	316,975
Reinsurance Group of America, Inc.
5.000%, 06/01/2021		360,000	363,372
5.625%, 03/15/2017		35,000	37,878
6.450%, 11/15/2019		250,000	278,583
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		425,000	471,219
Rouse Company LP
6.750%, 11/09/2015		625,000	645,313
Rouse Company LP/TRC Co-Issuer, Inc.
6.750%, 05/01/2013 (S)		100,000	103,500
Royal Bank of Canada
4.625%, 01/22/2018	EUR	390,000	601,599
Royal Bank of Canada (4.350% to
06/15/2015, then 3 month
CDOR + 1.410%)
06/15/2020	CAD	60,000	64,474
Royal Bank of Scotland Group PLC
5.250%, 05/15/2013	EUR	60,000	89,351
RSHB Capital SA for OJSC Russian
Agricultural Bank
6.299%, 05/15/2017		$500,000	531,875
9.000%, 06/11/2014		100,000	115,000
Santander Issuances S.A. Unipersonal
(4.500% to 09/30/2014, then 3 month
EURIBOR + 0.860%)
09/30/2019	EUR	100,000	134,832
Santander Issuances S.A. Unipersonal
(4.750% to 05/29/2014, then 3 month
EURIBOR + 0.800%)
05/29/2019		100,000	137,170
Skandinaviska Enskilda Banken AB
6.625%, 07/09/2014	GBP	50,000	91,121

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SLM Corp.
4.750%, 03/17/2014	EUR	100,000	$140,998
5.050%, 11/14/2014		$75,000	77,530
5.125%, 08/27/2012		510,000	527,940
5.375%, 05/15/2014		500,000	524,019
6.250%, 01/25/2016		735,000	769,876
8.450%, 06/15/2018		965,000	1,088,038
Societe Financement de l’Economie
Francaise
3.250%, 01/16/2014	EUR	278,000	409,876
Societe Generale SA
2.500%, 01/15/2014 (S)		$305,000	310,258
3.500%, 01/15/2016 (S)		420,000	421,984
5.250%, 03/28/2013	EUR	100,000	150,448
5.400%, 01/30/2018	GBP	25,000	41,178
6.125%, 08/20/2018	EUR	50,000	78,895
Springleaf Finance Corp.
6.900%, 12/15/2017		$600,000	570,000
Standard Bank PLC
8.125%, 12/02/2019		500,000	552,800
Standard Chartered Bank
5.875%, 09/26/2017	EUR	200,000	303,165
Standard Chartered PLC
3.850%, 04/27/2015 (S)		$755,000	790,115
State Street Corp.
0.603%, 03/07/2014 (P)		270,000	270,445
Sun Life Financial, Inc.
5.700%, 07/02/2019	CAD	60,000	67,509
SunTrust Banks, Inc.
3.600%, 04/15/2016		$305,000	312,275
Svenska Handelsbanken AB
4.875%, 03/25/2014	EUR	75,000	114,131
5.500%, 05/26/2016	GBP	50,000	89,233
Synovus Financial Corp.
5.125%, 06/15/2017		$275,000	258,543
Tam Capital, Inc.
7.375%, 04/25/2017		200,000	203,000
The Allstate Corp.
7.450%, 05/16/2019		270,000	328,266
The Goldman Sachs Group, Inc.
1.268%, 02/07/2014 (P)		720,000	718,184
3.625%, 02/07/2016		915,000	917,576
3.700%, 08/01/2015		1,140,000	1,157,473
3.750%, 02/04/2013	EUR	75,000	109,057
4.500%, 01/30/2017		150,000	215,142
5.125%, 10/16/2014		100,000	150,077
5.250%, 12/15/2015	GBP	10,000	17,354
6.125%, 02/14/2017		20,000	35,775
6.150%, 04/01/2018		$640,000	701,718
6.250%, 02/01/2041		350,000	353,752
6.375%, 05/02/2018	EUR	50,000	78,100
6.750%, 10/01/2037		$190,000	190,910
7.500%, 02/15/2019		140,000	164,104
The Royal Bank of Scotland PLC
3.400%, 08/23/2013		860,000	881,960
5.375%, 09/30/2019	EUR	100,000	142,033
5.750%, 05/21/2014		50,000	75,912
6.000%, 05/10/2013		40,000	59,376
The Toronto-Dominion Bank (5.69% to
06/03/2013 then 3 month
CDOR + 1.000%)
06/03/2018	CAD	75,000	82,519
The Travelers Companies, Inc.
5.900%, 06/02/2019		$175,000	197,310

The accompanying notes are an integral part of the financial statements.	226

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
TNK-BP Finance SA
6.625%, 03/20/2017		$150,000	$162,945
7.250%, 02/02/2020 (S)		100,000	111,500
7.875%, 03/13/2018		100,000	115,750
Toyota Motor Credit Corp.
3.200%, 06/17/2015		195,000	203,013
TransCapitalInvest, Ltd.
8.700%, 08/07/2018		290,000	360,325
Travelers Insurance Company
Institutional Funding, Ltd.
5.750%, 12/06/2011	GBP	54,000	90,285
Tube City IMS Corp.
9.750%, 02/01/2015		$575,000	600,875
Turkiye Garanti Bankasi AS
6.250%, 04/20/2021 (S)		400,000	392,000
U.S. Bancorp
1.375%, 09/13/2013		160,000	161,190
3.442%, 02/01/2016		515,000	525,269
U.S. Bank NA
6.375%, 08/01/2011		305,000	308,016
U.S. Bank NA (3.778% to 04/29/2015
then 3 month LIBOR + 2.003%)
04/29/2020		250,000	259,658
UBS AG (4.250% to 09/16/2014, then
3 month EURIBOR + 1.260%)
09/16/2019	EUR	100,000	144,693
UBS AG/London
6.000%, 04/18/2018		50,000	80,895
6.375%, 07/20/2016	GBP	25,000	45,905
UBS AG/Stamford CT
1.273%, 01/28/2014 (P)		$250,000	252,047
1.359%, 02/23/2012 (P)		250,000	251,802
UniCredit SpA
4.250%, 07/29/2016	EUR	232,000	341,695
4.375%, 02/10/2014		50,000	73,323
5.750%, 09/26/2017		145,000	214,850
6.100%, 02/28/2012		24,000	35,220
Unum Group
5.625%, 09/15/2020		$115,000	122,013
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)		105,000	118,877
USI Holdings Corp.
9.750%, 05/15/2015 (S)		225,000	230,625
VEB Finance, Ltd.
6.902%, 07/09/2020 (S)		585,000	630,139
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/2015		255,000	255,605
6.500%, 06/01/2016		45,000	46,569
VTB Capital SA
6.875%, 05/29/2018		350,000	378,000
WEA Finance LLC
4.625%, 05/10/2021 (S)		185,000	184,601
WEA Finance LLC/WT
Finance Australia Pty, Ltd.
6.750%, 09/02/2019 (S)		220,000	256,210
7.500%, 06/02/2014 (S)		175,000	202,522
Wells Fargo & Company
4.600%, 04/01/2021		1,340,000	1,372,019
5.250%, 10/23/2012		235,000	249,262
Wells Fargo Financial Canada Corp.
4.330%, 12/06/2013	CAD	30,000	32,164
Westpac Banking Corp.
2.100%, 08/02/2013		$250,000	254,171
4.875%, 09/28/2012	EUR	75,000	111,606
5.000%, 10/21/2019	GBP	50,000	84,773

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)		$320,000	$346,301
WPP Finance UK
8.000%, 09/15/2014		65,000	76,599
WT Finance Australia Pty, Ltd.
3.625%, 06/27/2012	EUR	50,000	72,381
Xstrata Finance Canada, Ltd.
5.500%, 11/16/2011 (S)		$240,000	245,239
Ziggo Bond Company BV
8.000%, 05/15/2018 (S)	EUR	50,000	75,103
Zions Bancorporation
7.750%, 09/23/2014		$215,000	236,413

			126,490,792
Health Care - 1.82%
Accellent, Inc.
8.375%, 02/01/2017		75,000	79,875
10.000%, 11/01/2017 (S)		600,000	594,000
AmerisourceBergen Corp.
5.625%, 09/15/2012		385,000	405,910
Bausch & Lomb, Inc.
9.875%, 11/01/2015		100,000	107,000
Bayer AG
5.625%, 05/23/2018	GBP	50,000	90,536
Biomet, Inc.
11.625%, 10/15/2017		$625,000	701,563
Boston Scientific Corp.
4.500%, 01/15/2015		630,000	663,605
Capella Healthcare, Inc.
9.250%, 07/01/2017 (S)		625,000	675,000
Cardinal Health, Inc.
4.625%, 12/15/2020		435,000	446,572
5.500%, 06/15/2013		280,000	301,964
Community Health Systems, Inc.
8.875%, 07/15/2015		250,000	258,125
Crown Newco 3 PLC
7.000%, 02/15/2018 (S)	GBP	200,000	329,000
DaVita, Inc.
6.375%, 11/01/2018		$300,000	307,125
6.625%, 11/01/2020		325,000	333,125
Endo Pharmaceuticals Holdings, Inc.
7.000%, 12/15/2020 (S)		150,000	154,500
Express Scripts, Inc.
3.125%, 05/15/2016		535,000	540,747
5.250%, 06/15/2012		400,000	417,211
6.250%, 06/15/2014		245,000	276,912
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)		100,000	114,375
Giant Funding Corp.
8.250%, 02/01/2018 (S)		225,000	236,813
HCA, Inc.
8.500%, 04/15/2019		100,000	111,875
9.250%, 11/15/2016		300,000	320,250
HCA, Inc., PIK
9.625%, 11/15/2016		250,000	267,500
IASIS Healthcare LLC/IASIS
Capital Corp
8.375%, 05/15/2019 (S)		525,000	528,281
Kindred Healthcare, Inc.
8.250%, 06/01/2019 (S)		275,000	277,406
Labco SAS
8.500%, 01/15/2018 (S)	EUR	100,000	146,788
Life Technologies Corp.
3.375%, 03/01/2013		$265,000	273,052
3.500%, 01/15/2016		480,000	490,676

The accompanying notes are an integral part of the financial statements.	227

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Life Technologies Corp. (continued)
4.400%, 03/01/2015		$460,000	$491,360
LifePoint Hospitals, Inc.
6.625%, 10/01/2020 (S)		150,000	155,625
McKesson Corp.
3.250%, 03/01/2016		75,000	77,466
MedAssets, Inc.
8.000%, 11/15/2018 (S)		300,000	309,375
Medco Health Solutions, Inc.
2.750%, 09/15/2015		230,000	232,317
Merck Financial Services GmbH
3.375%, 03/24/2015	EUR	100,000	145,654
MultiPlan, Inc.
9.875%, 09/01/2018 (S)		$500,000	540,000
Mylan, Inc.
7.625%, 07/15/2017 (S)		200,000	220,250
Ontex IV SA
7.500%, 04/15/2018 (S)	EUR	450,000	660,547
9.000%, 04/15/2019 (S)		150,000	219,103
Radiation Therapy Services, Inc.
9.875%, 04/15/2017		$300,000	304,125
Sanofi-Aventis SA
0.618%, 03/28/2014 (P)		335,000	336,421
Tenet Healthcare Corp.
6.500%, 06/01/2012		225,000	229,500
8.000%, 08/01/2020		525,000	542,719
8.875%, 07/01/2019		300,000	333,750
Teva Pharmaceutical Finance III BV
0.809%, 03/21/2014 (P)		235,000	235,723
United Surgical Partners
International, Inc.
8.875%, 05/01/2017		450,000	476,438
UnitedHealth Group, Inc.
3.875%, 10/15/2020		190,000	188,006
4.700%, 02/15/2021		200,000	209,514
Universal Health Services, Inc.
7.000%, 10/01/2018		100,000	104,625
Universal Hospital Services, Inc.
3.778%, 06/01/2015 (P)		200,000	192,000
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015		100,000	103,500
Valeant
Pharmaceuticals International, Inc.
6.750%, 10/01/2017 (S)		250,000	247,500
6.875%, 12/01/2018 (S)		425,000	418,625
7.000%, 10/01/2020 (S)		350,000	343,000
Vanguard Health Holding
Company II LLC/Vanguard
Holding Company II, Inc.
7.750%, 02/01/2019 (S)		225,000	231,750
8.000%, 02/01/2018 (S)		225,000	234,000
Vanguard Health Systems, Inc.
zero coupon, 02/01/2016 (S)		500,000	323,125
Warner Chilcott Company LLC
7.750%, 09/15/2018 (S)		775,000	807,938
Watson Pharmaceuticals, Inc.
5.000%, 08/15/2014		260,000	283,517
WellPoint, Inc.
4.350%, 08/15/2020		270,000	274,908
6.000%, 02/15/2014		285,000	318,243
6.800%, 08/01/2012		250,000	266,972

			19,507,382

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials - 3.28%
ACCO Brands Corp.
10.625%, 03/15/2015		$125,000	$140,313
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)		247,500	269,156
Aguila 3 SA
7.875%, 01/31/2018 (S)		300,000	306,750
AGY Holding Corp.
11.000%, 11/15/2014		250,000	243,438
Air Jamaica, Ltd.
9.375%, 07/08/2015		73,929	79,104
Aircastle, Ltd.
9.750%, 08/01/2018		375,000	422,813
American Airlines, Inc.
7.500%, 03/15/2016 (S)		300,000	296,250
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)		200,000	212,000
Ardagh Glass Finance PLC
7.125%, 06/15/2017	EUR	100,000	140,672
Associated Materials, Inc.
9.125%, 11/01/2017 (S)		$725,000	749,469
Atlantia SpA
5.625%, 05/06/2016	EUR	100,000	157,192
6.250%, 06/09/2022	GBP	20,000	35,433
Autoroutes du Sud de la France
7.375%, 03/20/2019	EUR	100,000	176,636
Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.
7.625%, 05/15/2014		$360,000	366,300
9.625%, 03/15/2018		75,000	82,313
BE Aerospace, Inc.
8.500%, 07/01/2018		450,000	498,375
Bombardier, Inc.
6.125%, 05/15/2021 (S)	EUR	100,000	140,789
7.250%, 11/15/2016		50,000	75,193
Canadian Pacific Railway Company
7.250%, 05/15/2019		$260,000	316,419
Case New Holland, Inc.
7.875%, 12/01/2017 (S)		950,000	1,056,875
Caterpillar Financial Services Corp.
0.595%, 04/01/2014 (P)		400,000	401,702
CDRT Merger Sub, Inc.
8.125%, 06/01/2019 (S)		100,000	100,875
Cemex Espana Luxembourg
9.250%, 05/12/2020		75,000	76,781
CHC Helicopter SA
9.250%, 10/15/2020 (S)		550,000	533,500
Cie de St-Gobain
4.000%, 10/08/2018	EUR	100,000	144,887
Clondalkin Acquisition BV
2.310%, 12/15/2013 (P) (S)		$175,000	169,750
CMA CGM SA
8.500%, 04/15/2017 (S)		400,000	364,000
Coleman Cable, Inc.
9.000%, 02/15/2018		325,000	344,500
Columbus McKinnon Corp.
7.875%, 02/01/2019 (S)		150,000	155,250
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016		178,480	204,360
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019		237,979	257,910
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		89,443	93,021

The accompanying notes are an integral part of the financial statements.	228

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2010 Class A Pass
Through Trust
4.750%, 01/12/2021		$135,000	$131,625
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		825,000	837,375
Cooper US, Inc.
2.375%, 01/15/2016		150,000	150,881
CSX Corp.
5.750%, 03/15/2013		200,000	215,987
Danaher European Finance Company
4.500%, 07/22/2013	EUR	50,000	74,153
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		$109,886	114,281
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019		73,215	79,805
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019		118,281	118,281
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019		85,000	85,213
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)		359,000	386,823
12.250%, 03/15/2015 (S)		800,000	897,000
DP World Sukuk, Ltd.
6.250%, 07/02/2017		550,000	572,825
6.250%, 07/02/2017 (S)		1,120,000	1,167,600
DP World, Ltd.
6.850%, 07/02/2037		200,000	194,250
Dycom Investments, Inc.
7.125%, 01/15/2021 (S)		375,000	387,188
Embraer Overseas, Ltd.
6.375%, 01/15/2020		175,000	189,438
Euramax International, Inc.
9.500%, 04/01/2016 (S)		400,000	408,000
Experian Finance PLC
4.750%, 02/04/2020	EUR	100,000	149,239
Finmeccanica Finance SA
5.750%, 12/12/2018		135,000	211,707
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017 (S)		$175,000	182,438
Florida East Coast Railway Corp.
8.125%, 02/01/2017 (S)		225,000	234,563
FTI Consulting, Inc.
7.750%, 10/01/2016		550,000	573,375
G4S PLC
7.750%, 05/13/2019	GBP	50,000	95,803
Garda World Security Corp.
9.750%, 03/15/2017 (S)		$250,000	267,500
GATX Corp.
3.500%, 07/15/2016		205,000	210,027
4.850%, 06/01/2021		410,000	411,554
GATX Financial Corp.
5.500%, 02/15/2012		275,000	281,922
General Dynamics Corp.
1.800%, 07/15/2011		150,000	150,336
General Electric Capital Corp.
0.924%, 04/07/2014 (P)		410,000	409,900
GeoEye, Inc.
9.625%, 10/01/2015		150,000	169,313
Georgian Railway LLC
9.875%, 07/22/2015		200,000	223,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Gibraltar Industries, Inc.
8.000%, 12/01/2015		$475,000	$488,063
Greater Toronto Airports Authority
6.470%, 02/02/2034 (S)	CAD	25,000	31,077
Griffon Corp.
7.125%, 04/01/2018 (S)		$25,000	25,500
Grohe Holding GmbH
8.625%, 10/01/2014 (S)	EUR	50,000	73,214
Grupo Petrotemex SA de CV
9.500%, 08/19/2014 (S)		$325,000	359,938
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	250,000	384,959
Interline Brands, Inc.
7.000%, 11/15/2018		$375,000	383,906
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		200,000	215,000
6.625%, 11/15/2013		490,000	516,950
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018		400,000	443,000
Kratos Defense &
Security Solutions, Inc.
10.000%, 06/01/2017		300,000	330,000
10.000%, 06/01/2017 (S)		500,000	550,000
L-3 Communications Corp.
4.750%, 07/15/2020		475,000	489,802
6.375%, 10/15/2015		200,000	206,500
Legrand SA
4.250%, 02/24/2017	EUR	100,000	145,764
MAN SE
7.250%, 05/20/2016		25,000	42,285
Manpower, Inc.
4.750%, 06/14/2013		50,000	72,800
Masco Corp.
6.125%, 10/03/2016		$125,000	130,383
7.125%, 03/15/2020		150,000	156,705
Maxim Crane Works LP
12.250%, 04/15/2015 (S)		200,000	206,250
McJunkin Red Man Corp.
9.500%, 12/15/2016 (S)		325,000	334,750
Mega Advance Investments, Ltd.
5.000%, 05/12/2021 (S)		500,000	490,322
National Express Group PLC
6.250%, 01/13/2017	GBP	50,000	86,980
Nortek, Inc.
8.500%, 04/15/2021 (S)		$450,000	429,188
10.000%, 12/01/2018 (S)		200,000	208,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		100,000	105,250
OI European Group BV
6.750%, 09/15/2020 (S)	EUR	100,000	147,148
Oshkosh Corp.
8.250%, 03/01/2017		$275,000	299,750
Plastipak Holdings, Inc.
10.625%, 08/15/2019 (S)		175,000	200,813
Ply Gem Industries, Inc.
8.250%, 02/15/2018 (S)		400,000	395,000
RBS Global, Inc./Rexnord LLC
8.500%, 05/01/2018		500,000	542,500
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		350,000	383,670
Rentokil Initial PLC
4.625%, 03/27/2014	EUR	100,000	146,541
5.750%, 03/31/2016	GBP	50,000	85,653

The accompanying notes are an integral part of the financial statements.	229

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Republic Services, Inc.
5.700%, 05/15/2041		$275,000	$277,961
6.750%, 08/15/2011		125,000	126,336
Rolls-Royce PLC
7.375%, 06/14/2016	GBP	25,000	48,730
Roper Industries, Inc.
6.250%, 09/01/2019		$355,000	402,598
6.625%, 08/15/2013		125,000	139,022
RSC Equipment Rental Inc/RSC
Holdings III LLC
8.250%, 02/01/2021		325,000	335,563
Securitas AB
6.500%, 04/02/2013	EUR	50,000	76,496
Sequa Corp.
11.750%, 12/01/2015 (S)		$325,000	347,750
13.500%, 12/01/2015 (S)		125,000	133,750
Sigma Alimentos SA de CV
5.625%, 04/14/2018 (S)		300,000	305,625
Southwest Airlines Company
5.125%, 03/01/2017		385,000	413,838
6.500%, 03/01/2012		410,000	426,288
Spirit Aerosystems, Inc.
7.500%, 10/01/2017		125,000	134,375
SPX Corp.
6.875%, 09/01/2017 (S)		250,000	267,500
Stena AB
6.125%, 02/01/2017	EUR	85,000	114,067
Terex Corp.
8.000%, 11/15/2017		$350,000	362,250
10.875%, 06/01/2016		25,000	29,063
The Manitowoc Company, Inc.
8.500%, 11/01/2020		175,000	190,313
TransDigm, Inc.
7.750%, 12/15/2018 (S)		475,000	504,688
Travelport LLC
11.875%, 09/01/2016		125,000	108,750
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		105,000	101,850
United Air Lines, Inc.
12.000%, 11/01/2013 (S)		100,000	108,000
United Rentals North America, Inc.
8.375%, 09/15/2020		450,000	468,000
10.875%, 06/15/2016		500,000	573,125
USG Corp.
8.375%, 10/15/2018 (S)		125,000	128,750
Valmont Industries, Inc.
6.625%, 04/20/2020		200,000	221,400
Verisk Analytics, Inc.
5.800%, 05/01/2021		260,000	275,441
Volvo Treasury AB
9.875%, 02/27/2014	EUR	50,000	84,490
Votorantim Cimentos SA
5.250%, 04/28/2017 (S)		50,000	72,135
7.250%, 04/05/2041 (S)		$400,000	395,000
Waste Management, Inc.
6.100%, 03/15/2018		335,000	386,291
Xefin Lux SCA
8.000%, 06/01/2018 (S)	EUR	200,000	287,820

			35,148,354
Information Technology - 1.49%
Advanced Micro Devices, Inc.
7.750%, 08/01/2020		$275,000	288,750
8.125%, 12/15/2017		100,000	105,750

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Affiliated Computer Services, Inc.
5.200%, 06/01/2015		$130,000	$142,911
Agilent Technologies, Inc.
2.500%, 07/15/2013		70,000	71,295
5.000%, 07/15/2020		145,000	153,479
Anixter, Inc.
10.000%, 03/15/2014		300,000	345,750
Aspect Software, Inc.
10.625%, 05/17/2017		150,000	162,000
Avaya, Inc.
7.000%, 04/01/2019 (S)		200,000	195,500
9.750%, 11/01/2015		50,000	51,938
Avaya, Inc., PIK
10.125%, 11/01/2015		1,100,000	1,144,000
Broadcom Corp.
1.500%, 11/01/2013 (S)		100,000	100,229
2.375%, 11/01/2015 (S)		275,000	272,547
Brocade Communications Systems, Inc.
6.875%, 01/15/2020		45,000	48,881
CDW LLC/CDW Finance Corp.
8.500%, 04/01/2019 (S)		525,000	532,875
11.000%, 10/12/2015		575,000	618,125
12.535%, 10/12/2017		1,425,000	1,560,375
CDW LLC/CDW Finance Corp., PIK
11.500%, 10/12/2015		325,000	350,594
Cisco Systems, Inc.
0.559%, 03/14/2014 (P)		430,000	431,554
CommScope, Inc.
8.250%, 01/15/2019 (S)		425,000	445,188
Eagle Parent, Inc.
8.625%, 05/01/2019 (S)		250,000	252,813
Earthlink, Inc.
8.875%, 05/15/2019 (S)		200,000	188,750
EH Holding Corp.
6.500%, 06/15/2019 (S)		425,000	429,781
7.625%, 06/15/2021 (S)		475,000	485,688
Equinix, Inc.
8.125%, 03/01/2018		275,000	297,000
Fidelity National
Information Services, Inc.
7.625%, 07/15/2017		325,000	357,500
7.875%, 07/15/2020		200,000	220,500
First Data Corp.
7.375%, 06/15/2019 (S)		400,000	407,000
11.250%, 03/31/2016		625,000	626,563
12.625%, 01/15/2021 (S)		1,900,000	2,066,250
iGate Corp.
9.000%, 05/01/2016 (S)		525,000	539,438
Jabil Circuit, Inc.
5.625%, 12/15/2020		145,000	144,819
Lender Processing Services, Inc.
8.125%, 07/01/2016		125,000	127,500
MEMC Electronic Materials, Inc.
7.750%, 04/01/2019 (S)		475,000	486,875
NXP BV/NXP Funding LLC
9.750%, 08/01/2018 (S)		400,000	462,000
Sensata Technologies BV
6.500%, 05/15/2019 (S)		325,000	328,656
SunGard Data Systems, Inc.
10.250%, 08/15/2015		75,000	78,000
10.625%, 05/15/2015		175,000	191,188
Telefonaktiebolaget LM Ericsson
5.000%, 06/24/2013	EUR	50,000	75,274
5.375%, 06/27/2017		50,000	78,373

The accompanying notes are an integral part of the financial statements.	230

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Viasat, Inc.
8.875%, 09/15/2016		$150,000	$159,750
Xerox Corp.
1.081%, 05/16/2014 (P)		105,000	105,429
5.500%, 05/15/2012		35,000	36,531
5.650%, 05/15/2013		270,000	291,587
6.350%, 05/15/2018		350,000	404,242
8.250%, 05/15/2014		130,000	153,317

			16,016,565
Materials - 3.16%
AEP Industries, Inc.
8.250%, 04/15/2019 (S)		250,000	255,000
AK Steel Corp.
7.625%, 05/15/2020		300,000	312,000
Akzo Nobel NV
7.250%, 03/27/2015	EUR	100,000	164,094
Allegheny Technologies, Inc.
5.950%, 01/15/2021		$500,000	547,878
9.375%, 06/01/2019		165,000	215,400
ALROSA Finance SA
7.750%, 11/03/2020 (S)		325,000	355,602
Anglo American Capital PLC
2.150%, 09/27/2013 (S)		210,000	213,071
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020		410,000	421,706
ArcelorMittal
3.750%, 08/05/2015		150,000	154,151
5.375%, 06/01/2013		800,000	855,050
9.375%, 06/03/2016	EUR	100,000	176,730
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)		$225,000	240,188
Ball Corp.
7.375%, 09/01/2019		250,000	271,875
Barrick Gold Finance Company LLC
6.125%, 09/15/2013		305,000	338,055
Barrick North America Finance LLC
5.700%, 05/30/2041 (S)		665,000	664,052
Boise Paper Holdings LLC/Boise Co-
Issuer Company
8.000%, 04/01/2020		150,000	162,000
Boise Paper Holdings LLC/Boise
Finance Company
9.000%, 11/01/2017		200,000	222,750
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		325,000	327,438
BWAY Holding Company
10.000%, 06/15/2018		250,000	278,750
Cascades, Inc.
7.750%, 12/15/2017		225,000	238,500
7.875%, 01/15/2020		275,000	290,125
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021		190,000	189,960
5.125%, 07/09/2013		80,000	84,462
Cemex Finance LLC
9.500%, 12/14/2016 (S)		905,000	967,219
Cemex SAB de CV
5.301%, 09/30/2015 (P) (S)		230,000	227,413
9.000%, 01/11/2018 (S)		200,000	208,500
CF Industries, Inc.
6.875%, 05/01/2018		550,000	631,813
China Oriental Group Company, Ltd.
8.000%, 08/18/2015 (S)		200,000	207,000
China Shanshui Cement Group, Ltd.
8.500%, 05/25/2016 (S)		250,000	251,575

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Clarendon Alumina Production, Ltd.
8.500%, 11/16/2021		$100,000	$103,975
Clearwater Paper Corp.
7.125%, 11/01/2018 (S)		150,000	156,000
10.625%, 06/15/2016		200,000	226,500
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021		455,000	464,407
Corp. Nacional del Cobre de Chile
3.750%, 11/04/2020 (S)		145,000	139,395
7.500%, 01/15/2019 (S)		230,000	283,038
CRH America, Inc.
5.300%, 10/15/2013		140,000	150,446
CRH Finance BV
7.375%, 05/28/2014	EUR	100,000	159,667
Crown European Holdings SA
7.125%, 08/15/2018 (S)		225,000	338,368
7.125%, 08/15/2018		50,000	75,193
Domtar Corp.
9.500%, 08/01/2016		$50,000	60,563
Exopack Holding Corp.
10.000%, 06/01/2018 (S)		275,000	277,063
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)		287,000	318,455
FMG Resources August 2006 Pty, Ltd.
7.000%, 11/01/2015 (S)		475,000	494,000
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017		580,000	635,825
Graphic Packaging International, Inc.
7.875%, 10/01/2018		300,000	327,000
9.500%, 06/15/2017		350,000	390,250
HeidelbergCement Finance BV
8.000%, 01/31/2017	EUR	175,000	279,797
Hexion US Finance Corp./Hexion Nova
Scotia Finance ULC
8.875%, 02/01/2018		$250,000	268,438
9.000%, 11/15/2020		175,000	188,125
Holcim US Finance
6.000%, 12/30/2019 (S)		555,000	602,480
Huntsman International LLC
8.625%, 03/15/2020 to 03/15/2021		800,000	894,875
Hyundai Steel Company
4.625%, 04/21/2016 (S)		200,000	206,480
Inversiones CMPC SA
4.750%, 01/19/2018 (S)		235,000	235,677
JMC Steel Group
8.250%, 03/15/2018 (S)		350,000	361,375
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	450,000	702,640
Koppers, Inc.
7.875%, 12/01/2019		$150,000	162,750
Lafarge SA
6.150%, 07/15/2011		340,000	342,288
6.250%, 04/13/2018	EUR	150,000	219,586
LBI Escrow Corp.
8.000%, 11/01/2017		80,580	128,139
Linde Finance BV
6.500%, 01/29/2016	GBP	45,000	84,014
Lyondell Chemical Company
8.000%, 11/01/2017 (S)		$224,000	252,000
11.000%, 05/01/2018		800,000	901,000
Mercer International, Inc.
9.500%, 12/01/2017		475,000	520,719
Metals USA, Inc.
11.125%, 12/01/2015		175,000	185,063

The accompanying notes are an integral part of the financial statements.	231

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		$300,000	$302,250
Momentive Performance Materials, Inc.
9.000%, 01/15/2021 (S)		175,000	187,250
11.500%, 12/01/2016		425,000	457,938
New World Resources BV
7.875%, 05/01/2018 (S)	EUR	425,000	639,140
Novelis, Inc.
8.750%, 12/15/2020		$475,000	524,875
PolyOne Corp.
7.375%, 09/15/2020		200,000	214,250
POSCO
4.250%, 10/28/2020 (S)		175,000	167,752
Praxair, Inc.
2.125%, 06/14/2013		340,000	348,676
Rexam PLC (6.750% to 06/292017, then
3 month EURIBOR + 2.900%)
06/29/2067	EUR	150,000	210,468
Rhodia SA
6.875%, 09/15/2020 (S)		$200,000	233,250
Rio Tinto Finance USA, Ltd.
4.125%, 05/20/2021		655,000	656,834
8.950%, 05/01/2014		390,000	471,678
Ryerson Holding Corp.
zero coupon, 02/01/2015		1,725,000	966,000
Ryerson, Inc.
12.000%, 11/01/2015		600,000	646,500
Sappi Papier Holding GmbH
6.625%, 04/15/2018 (S)	EUR	100,000	144,489
6.625%, 04/15/2021 (S)		$200,000	202,500
Severstal Columbus LLC
10.250%, 02/15/2018		375,000	416,250
Severstal OAO Via Steel Capital SA
6.700%, 10/25/2017 (S)		175,000	184,287
Smurfit Kappa Acquisitions Company
7.250%, 11/15/2017 (S)	EUR	125,000	185,734
7.750%, 11/15/2019 (S)		254,000	381,066
Solo Cup Company
10.500%, 11/01/2013		$350,000	364,875
Solutia, Inc.
7.875%, 03/15/2020		325,000	357,500
8.750%, 11/01/2017		325,000	358,719
Southern Copper Corp.
7.500%, 07/27/2035		200,000	217,850
Steel Capital SA
9.750%, 07/29/2013 (S)		250,000	280,535
Steel Dynamics, Inc.
7.625%, 03/15/2020		230,000	249,550
7.750%, 04/15/2016		50,000	53,063
Styrolution GmbH
7.625%, 05/15/2016 (S)	EUR	200,000	289,021
Teck Resources, Ltd.
4.500%, 01/15/2021		$110,000	113,269
9.750%, 05/15/2014		25,000	30,538
10.250%, 05/15/2016		80,000	96,000
Texas Industries, Inc.
9.250%, 08/15/2020		300,000	317,625
The Dow Chemical Company
2.500%, 02/15/2016		470,000	466,073
8.550%, 05/15/2019		595,000	774,821
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018 (S)		225,000	227,531
Vale Overseas, Ltd.
6.250%, 01/23/2017		405,000	463,129

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Vedanta Resources PLC
8.250%, 06/07/2021 (S)		$250,000	$250,769
9.500%, 07/18/2018 (S)		425,000	470,688
Verso Paper Holdings LLC/Verso
Paper, Inc.
11.500%, 07/01/2014		113,000	122,605
West China Cement, Ltd.
7.500%, 01/25/2016 (S)		200,000	195,500

			33,848,796
Telecommunication Services - 3.48%
America Movil SAB de CV
3.625%, 03/30/2015		150,000	157,808
5.625%, 11/15/2017		110,000	124,488
5.750%, 01/15/2015		190,000	213,053
6.375%, 03/01/2035		245,000	268,888
8.460%, 12/18/2036	MXN	1,000,000	78,078
American Tower Corp.
4.500%, 01/15/2018		$155,000	155,970
4.625%, 04/01/2015		255,000	270,596
5.050%, 09/01/2020		135,000	135,484
7.250%, 05/15/2019		610,000	700,738
Ameritech Capital Funding, Inc.
6.550%, 01/15/2028		130,000	141,297
AT&T, Inc.
2.950%, 05/15/2016		370,000	375,321
5.875%, 04/28/2017	GBP	50,000	90,835
6.300%, 01/15/2038		$690,000	737,908
6.550%, 02/15/2039		85,000	93,789
Bell Canada
5.000%, 02/15/2017 (S)	CAD	65,000	71,225
Bertelsmann AG
4.750%, 09/26/2016	EUR	75,000	114,261
British Telecommunications PLC
5.150%, 01/15/2013		$175,000	186,251
6.500%, 07/07/2015	EUR	50,000	80,466
8.625%, 03/26/2020	GBP	40,000	82,066
Buccaneer Merger Sub, Inc.
9.125%, 01/15/2019 (S)		$250,000	267,813
CC Holdings GS V LLC/Crown Castle
GS III Corp.
7.750%, 05/01/2017 (S)		380,000	417,525
Cincinnati Bell, Inc.
7.000%, 02/15/2015		450,000	456,750
Clearwire
Communications LLC/Clearwire
Finance, Inc.
12.000%, 12/01/2015
to 12/01/2017 (S)		1,425,000	1,557,407
Cricket Communications, Inc.
7.750%, 05/15/2016 to 10/15/2020		500,000	509,500
7.750%, 10/15/2020 (S)		300,000	295,875
10.000%, 07/15/2015		325,000	353,844
Deutsche Telekom
International Finance BV
6.000%, 01/20/2017	EUR	30,000	48,331
7.125%, 09/26/2012	GBP	30,000	52,660
8.125%, 05/29/2012	EUR	35,000	53,373
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)		$280,000	288,400
8.875%, 01/15/2015		100,000	103,000
10.500%, 04/15/2018 (S)		1,000,000	1,130,000
Digicel, Ltd.
8.250%, 09/01/2017 (S)		375,000	393,750

The accompanying notes are an integral part of the financial statements.	232

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
France Telecom SA
8.000%, 12/20/2017	GBP	15,000	$30,419
GCI, Inc.
6.750%, 06/01/2021 (S)		$275,000	277,750
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 to 10/15/2020 (S)		950,000	954,875
8.500%, 11/01/2019		225,000	240,750
Intelsat Luxembourg SA
11.250%, 02/04/2017		1,425,000	1,539,000
Intelsat Luxembourg SA, PIK
11.500%, 02/04/2017 (S)		750,000	812,813
inVentiv Health, Inc.
10.000%, 08/15/2018 (S)		325,000	338,406
Koninklijke KPN NV
4.500%, 03/18/2013	EUR	80,000	119,169
5.750%, 03/18/2016	GBP	50,000	89,597
7.500%, 02/04/2019	EUR	50,000	87,009
Level 3 Communications, Inc.
11.875%, 02/01/2019 (S)		$350,000	387,625
Level 3 Escrow, Inc.
8.125%, 07/01/2019 (S)		200,000	202,500
Level 3 Financing, Inc.
8.750%, 02/15/2017		200,000	206,000
9.375%, 04/01/2019 (S)		450,000	473,625
MetroPCS Wireless, Inc.
7.875%, 09/01/2018		575,000	618,844
Musketeer GmbH
9.500%, 03/15/2021 (S)	EUR	200,000	313,724
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		100,000	147,508
NBCUniversal Media LLC
2.100%, 04/01/2014 (S)		$305,000	309,300
5.950%, 04/01/2041 (S)		290,000	298,200
Nextel Communications, Inc.
5.950%, 03/15/2014		325,000	327,438
7.375%, 08/01/2015		625,000	628,906
Nielsen Finance LLC
11.625%, 02/01/2014		163,000	191,933
NII Capital Corp.
7.625%, 04/01/2021		575,000	610,219
8.875%, 12/15/2019		224,000	248,080
10.000%, 08/15/2016		631,000	724,073
OTE PLC
4.625%, 05/20/2016	EUR	500,000	621,511
PAETEC Holding Corp.
8.875%, 06/30/2017		$375,000	406,875
Qwest Communications
International, Inc.
7.500%, 02/15/2014		450,000	456,188
Qwest Corp.
7.500%, 10/01/2014		175,000	198,625
Rogers Communications, Inc.
5.380%, 11/04/2019	CAD	25,000	27,004
6.250%, 06/15/2013		$145,000	159,927
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)		250,000	257,500
Satmex Escrow SA de CV
9.500%, 05/15/2017 (S)		450,000	461,250
SBA Telecommunications, Inc.
8.000%, 08/15/2016		25,000	27,156
8.250%, 08/15/2019		150,000	165,188
SBA Tower Trust
4.254%, 04/15/2015 (S)		280,000	293,793
Sprint Capital Corp.
6.875%, 11/15/2028		325,000	315,250

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Sprint Capital Corp. (continued)
8.750%, 03/15/2032		$850,000	$938,188
Sprint Nextel Corp.
8.375%, 08/15/2017		1,225,000	1,381,188
Sunrise Communications
International SA
7.000%, 12/31/2017 (S)	EUR	100,000	148,587
Telecom Italia Capital SA
5.250%, 11/15/2013		$935,000	995,380
6.175%, 06/18/2014		195,000	213,331
6.200%, 07/18/2011		90,000	90,601
Telecom Italia Finance SA
6.875%, 01/24/2013	EUR	130,000	199,465
Telecom Italia SpA
5.250%, 02/10/2022		50,000	71,981
8.250%, 03/21/2016		110,000	184,716
Telefonica Emisiones SAU
2.582%, 04/26/2013		$125,000	126,802
3.661%, 09/18/2017	EUR	100,000	137,700
3.992%, 02/16/2016		$515,000	527,271
4.674%, 02/07/2014	EUR	50,000	74,475
4.693%, 11/11/2019		50,000	71,387
5.375%, 02/02/2018	GBP	50,000	85,349
5.431%, 02/03/2014	EUR	100,000	151,534
5.855%, 02/04/2013		$295,000	315,513
5.877%, 07/15/2019		370,000	399,032
5.984%, 06/20/2011		20,000	20,050
6.221%, 07/03/2017		440,000	491,333
Telekom Finanzmanagement GmbH
6.375%, 01/29/2016	EUR	68,000	108,852
Telesat Canada
11.000%, 11/01/2015		$500,000	551,250
12.500%, 11/01/2017		350,000	418,250
TELUS Corp.
4.950%, 03/15/2017	CAD	25,000	27,279
Thomson Reuters Corp.
5.200%, 12/01/2014		40,000	44,677
TPSA Eurofinance France SA
6.000%, 05/22/2014	EUR	100,000	155,423
Trilogy International Partners LLC
10.250%, 08/15/2016 (S)		$425,000	444,125
UPC Holding BV
8.375%, 08/15/2020 (S)	EUR	275,000	404,657
9.875%, 04/15/2018 (S)		$350,000	392,000
Verizon Virginia, Inc.
4.625%, 03/15/2013		900,000	951,501
Virgin Media Finance PLC
9.500%, 08/15/2016		250,000	285,625
Virgin Media Secured Finance PLC
5.250%, 01/15/2021 (S)		200,000	209,178
Vodafone Group PLC
5.625%, 02/27/2017		205,000	233,280
8.125%, 11/26/2018	GBP	50,000	103,043
West Corp.
7.875%, 01/15/2019 (S)		$300,000	305,625
8.625%, 10/01/2018 (S)		650,000	684,938
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		425,000	451,563
11.750%, 07/15/2017 (S)		500,000	581,250
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		354,385	438,551

The accompanying notes are an integral part of the financial statements.	233

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Windstream Corp.
8.625%, 08/01/2016		$325,000	$341,250

			37,330,980
Utilities - 2.63%
Abu Dhabi National Energy Company
5.620%, 10/25/2012 (S)		720,000	752,400
AES Andres Dominicana Ltd./Itabo
Dominicana Ltd.
9.500%, 11/12/2020		200,000	213,300
AGL Capital Corp.
5.250%, 08/15/2019		300,000	324,317
Alabama Power Company
4.850%, 12/15/2012		100,000	106,215
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)		400,000	417,901
8.250%, 04/15/2012 (S)		95,000	100,742
Appalachian Power Company
5.650%, 08/15/2012		170,000	178,846
6.375%, 04/01/2036		115,000	125,152
Black Hills Corp.
6.500%, 05/15/2013		235,000	254,816
9.000%, 05/15/2014		115,000	133,730
Calpine Corp.
7.500%, 02/15/2021 (S)		675,000	702,000
7.875%, 07/31/2020 (S)		475,000	503,500
CenterPoint Energy Resources Corp.
5.850%, 01/15/2041 (S)		140,000	144,919
Centrais Eletricas do Para SA
10.500%, 06/03/2016 (S)		200,000	195,572
Centrica PLC
5.125%, 12/10/2014	GBP	50,000	88,778
7.125%, 12/09/2013	EUR	50,000	79,667
CEZ AS
5.000%, 10/19/2021		50,000	74,406
5.750%, 05/26/2015		50,000	78,352
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		$200,000	204,500
CMS Energy Corp.
4.250%, 09/30/2015		110,000	114,230
6.250%, 02/01/2020		105,000	114,496
Constellation Energy Group, Inc.
5.150%, 12/01/2020		560,000	585,143
Consumers Energy Company
6.000%, 02/15/2014		160,000	178,878
Dominion Resources, Inc.
2.250%, 09/01/2015		160,000	159,753
DTE Energy Company
0.955%, 06/03/2013 (P)		185,000	184,820
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		425,000	436,875
E.CL SA
5.625%, 01/15/2021 (S)		100,000	103,545
E.ON International Finance BV
5.500%, 01/19/2016	EUR	80,000	126,796
5.750%, 05/07/2020		60,000	98,997
6.000%, 10/30/2019	GBP	50,000	92,679
EDF SA
4.600%, 01/27/2020 (S)		$300,000	316,588
6.250%, 01/25/2021	EUR	50,000	84,732
6.875%, 12/12/2022	GBP	50,000	97,239
EDP Finance BV
4.750%, 09/26/2016	EUR	60,000	80,326
4.900%, 10/01/2019 (S)		$355,000	319,898

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Enel Finance International NV
3.875%, 10/07/2014 (S)		$250,000	$262,583
6.000%, 10/07/2039 (S)		650,000	615,716
Enel SpA
5.250%, 01/14/2015	EUR	105,000	161,658
6.250%, 06/20/2019	GBP	50,000	90,231
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		$400,000	404,399
Enogex LLC
6.250%, 03/15/2020 (S)		175,000	194,294
Eskom Holdings, Ltd.
5.750%, 01/26/2021 (S)		768,000	804,480
Exelon Generation Company LLC
6.250%, 10/01/2039		335,000	347,943
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, 05/01/2021 (S)		550,000	547,938
FirstEnergy Solutions Corp.
4.800%, 02/15/2015		560,000	600,348
Florida Gas Transmission Company LLC
4.000%, 07/15/2015 (S)		75,000	78,952
Foresight Energy LLC/Foresight
Energy Corp.
9.625%, 08/15/2017 (S)		425,000	463,250
Gas Natural Capital Markets SA
4.125%, 01/26/2018	EUR	100,000	136,211
5.250%, 07/09/2014		100,000	149,569
GDF Suez
5.625%, 01/18/2016		75,000	119,539
GenOn Energy, Inc.
7.875%, 06/15/2017		$125,000	125,625
9.500%, 10/15/2018		575,000	605,188
Georgia Power Company
4.750%, 09/01/2040		480,000	451,454
Great Plains Energy, Inc.
2.750%, 08/15/2013		160,000	163,733
Hydro One, Inc.
5.180%, 10/18/2017	CAD	45,000	51,417
Ipalco Enterprises, Inc.
5.000%, 05/01/2018 (S)		$85,000	85,638
Israel Electric Corp., Ltd.
9.375%, 01/28/2020		250,000	307,186
Kentucky Utilities Company
1.625%, 11/01/2015 (S)		95,000	92,371
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)		200,000	199,493
LG&E and KU Energy LLC
2.125%, 11/15/2015 (S)		350,000	341,066
Majapahit Holding BV
7.750%, 01/20/2020		550,000	642,125
8.000%, 08/07/2019 (S)		100,000	117,380
Massachusetts Electric Company
5.900%, 11/15/2039 (S)		290,000	312,942
Monongahela Power Company
5.700%, 03/15/2017 (S)		45,000	49,306
National Grid Gas PLC
6.000%, 06/07/2017	GBP	10,000	18,601
National Grid PLC
5.000%, 07/02/2018	EUR	62,000	95,006
6.500%, 04/22/2014		50,000	78,914
National Power Corp.
4.509%, 08/23/2011 (P) (S)		$200,000	200,500
6.875%, 11/02/2016		100,000	114,221
9.625%, 05/15/2028		135,000	179,550

The accompanying notes are an integral part of the financial statements.	234

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Nevada Power Company
6.650%, 04/01/2036		$410,000	$483,042
6.750%, 07/01/2037		245,000	293,113
8.250%, 06/01/2011		250,000	250,000
NiSource Finance Corp.
5.400%, 07/15/2014		55,000	60,688
6.150%, 03/01/2013		145,000	156,813
6.250%, 12/15/2040		185,000	196,772
10.750%, 03/15/2016		185,000	243,180
Northeast Utilities Corp.
5.650%, 06/01/2013		370,000	399,185
Northern States Power Company
5.350%, 11/01/2039		60,000	63,590
NRG Energy, Inc.
7.625%, 01/15/2018 (S)		675,000	681,750
8.250%, 09/01/2020		75,000	76,875
NV Energy, Inc.
6.250%, 11/15/2020		85,000	88,679
Ohio Power Company
5.750%, 09/01/2013		195,000	213,378
PacifiCorp
6.250%, 10/15/2037		100,000	116,002
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	252,955
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033		15,000	15,436
PNM Resources, Inc.
9.250%, 05/15/2015		550,000	624,250
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)		535,000	552,178
Progress Energy, Inc.
4.400%, 01/15/2021		460,000	472,627
Public Service Company of Oklahoma
5.150%, 12/01/2019		205,000	221,040
Public Service Electric & Gas Company
5.500%, 03/01/2040		155,000	164,164
5.700%, 12/01/2036		285,000	309,028
RusHydro Finance, Ltd.
7.875%, 10/28/2015	RUB	7,300,000	262,000
RWE Finance BV
6.375%, 06/03/2013	GBP	30,000	53,640
6.625%, 01/31/2019	EUR	50,000	85,073
San Diego Gas & Electric Company
6.000%, 06/01/2039		$175,000	201,945
Scottish Power UK PLC
8.375%, 02/20/2017	GBP	20,000	40,235
Sempra Energy
1.069%, 03/15/2014 (P)		$385,000	386,174
6.000%, 10/15/2039		280,000	301,875
Severn Trent Utilities Finance PLC
5.250%, 03/11/2016	EUR	65,000	100,981
Sierra Pacific Power Compnay
5.450%, 09/01/2013		$190,000	206,873
Tampa Electric Company
6.150%, 05/15/2037		230,000	260,743
TECO Finance, Inc.
5.150%, 03/15/2020		345,000	370,103
6.572%, 11/01/2017		37,000	43,295
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015		500,000	318,750
Texas Competitive Electric Holdings
Company LLC, Series B
10.250%, 11/01/2015		275,000	171,188

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Texas Competitive Electric Holdings
Company LLC/TCEH Finance, Inc.
11.500%, 10/01/2020 (S)		$400,000	$405,000
The AES Corp.
7.750%, 03/01/2014		50,000	54,750
9.750%, 04/15/2016		500,000	578,750
United Maritime Group LLC
11.750%, 06/15/2015		250,000	262,500
Veolia Environnement
4.875%, 05/28/2013	EUR	85,000	127,886
5.250%, 06/03/2013		$360,000	387,004
5.875%, 02/01/2012	EUR	30,000	44,292
Virginia Electric and Power Company
5.100%, 11/30/2012		$210,000	223,314
West Penn Power Company
5.950%, 12/15/2017 (S)		220,000	251,398
Westar Energy, Inc.
5.100%, 07/15/2020		185,000	200,381

			28,255,830

TOTAL CORPORATE BONDS (Cost $406,211,278)			$428,627,051

CAPITAL PREFERRED SECURITIES - 0.26%
Consumer Staples - 0.04%
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (S)		450,000	430,313
Financials - 0.22%
BAC Capital Trust VI
5.625%, 03/08/2035		445,000	410,761
BB&T Capital Trust II
6.750%, 06/07/2036		180,000	187,002
Capital One Capital IV (6.745% to
02/17/2032, then 1 month
LIBOR + 1.170%)
6.745%, 02/17/2037		110,000	111,513
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039		900,000	927,623
JPMorgan Chase Capital XVIII
6.950%, 08/17/2036		115,000	118,250
JPMorgan Chase Capital XXII
6.450%, 02/02/2037		245,000	252,630
The Goldman Sachs Capital I
6.345%, 02/15/2034		324,000	312,099
USB Capital XIII Trust
6.625%, 12/15/2039		75,000	78,720

			2,398,598

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,662,282)			$2,828,911

CONVERTIBLE BONDS - 0.03%
Telecommunication Services - 0.03%
Clearwire
Communications LLC/Clearwire
Finance, Inc.
8.250%, 12/01/2040 (S)		$275,000	$275,688

TOTAL CONVERTIBLE BONDS (Cost $303,224)			$275,688

MUNICIPAL BONDS - 0.38%
Arizona - 0.01%
Salt River Project Agricultural
Improvement & Power District
4.839%, 01/01/2041		155,000	147,713

The accompanying notes are an integral part of the financial statements.	235

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
California - 0.06%
Bay Area Toll Authority
6.263%, 04/01/2049	$200,000	$221,682
East Bay Municipal Utility District
5.874%, 06/01/2040	60,000	64,513
Los Angeles Department of Airports
7.053%, 05/15/2040	185,000	201,861
San Diego County Water Authority
6.138%, 05/01/2049	100,000	104,750

		592,806
Colorado - 0.02%
Regional Transportation District
5.000%, 11/01/2038	195,000	201,501
District of Columbia - 0.02%
District of Columbia
5.250%, 12/01/2034	200,000	212,822
5.591%, 12/01/2034	40,000	43,480

		256,302
Guam - 0.01%
Guam Power Authority
7.500%, 10/01/2015	110,000	113,672
Illinois - 0.09%
Chicago Metropolitan Water Reclamation
District
5.720%, 12/01/2038	165,000	175,314
Chicago Transit Authority, Series A
6.899%, 12/01/2040	245,000	265,911
City of Chicago
6.395%, 01/01/2040	150,000	160,187
State of Illinois
4.961%, 03/01/2016	315,000	329,125

		930,537
Kansas - 0.01%
Kansas Development Finance Authority
5.501%, 05/01/2034	120,000	118,723
Maryland - 0.01%
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	135,523
New York - 0.05%
City of New York
5.846%, 06/01/2040	95,000	100,883
Metropolitan Transportation Authority
7.336%, 11/15/2039	55,000	68,691
New York City Housing
Development Corp.
6.420%, 11/01/2027	90,000	92,776
New York City Municipal Water Finance
Authority
5.952%, 06/15/2042	95,000	106,102
Tompkins County Industrial
Development Agency
5.000%, 07/01/2037	195,000	201,170

		569,622
Oregon - 0.01%
State of Oregon
5.892%, 06/01/2027	60,000	64,853
Pennsylvania - 0.02%
Commonwealth of Pennsylvania
5.000%, 01/01/2018	240,000	257,287

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Texas - 0.02%
Texas Transportation Commission
5.178%, 04/01/2030	$190,000	$197,148
Utah - 0.01%
Utah Transit Authority
5.937%, 06/15/2039	135,000	149,167
Virginia - 0.03%
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	35,000	36,799
Virginia Public Building Authority
5.900%, 08/01/2030	205,000	226,757

		263,556
West Virginia - 0.01%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	67,500	47,628

TOTAL MUNICIPAL BONDS (Cost $3,868,487)		$4,046,038

TERM LOANS (M) - 1.52%
Consumer Discretionary - 0.40%
Adesa, Inc.
5.000%, 05/19/2017	175,000	175,525
CCM Merger, Inc.
7.000%, 03/01/2017	500,000	506,750
Charter Communications Operating LLC
3.560%, 09/06/2016	149,621	149,690
7.250%, 03/06/2014	12,460	12,554
Chrysler Group LLC
- 06/02/2017 (T)	425,000	422,541
CSC Holdings LLC
1.059%, 02/24/2012	246,081	243,620
Dunkin Brands, Inc.
- 11/23/2017 (T)	215,000	215,134
Federal-Mogul Corp.
2.139%, 12/28/2015	83,595	80,426
2.146%, 12/29/2014	163,847	157,634
Ford Motor Company
2.950%, 12/16/2013	82,322	82,309
Getty Images, Inc.
5.250%, 11/07/2016	149,250	150,090
Las Vegas Sands LLC
3.000%, 11/23/2016	290,695	285,608
3.000%, 11/23/2016	58,426	57,403
Six Flags Theme Parks, Inc.
5.250%, 06/30/2016	341,883	344,276
The ServiceMaster Company
2.700%, 07/24/2014	22,409	21,860
2.739%, 07/24/2014	225,021	219,516
Univision Communications, Inc.
4.441%, 03/31/2017	715,551	690,954
Weather Channel
4.250%, 02/13/2017	464,438	466,953

		4,282,843
Consumer Staples - 0.02%
Del Monte Corp.
4.500%, 03/08/2018	215,000	214,931
Energy - 0.07%
Frac Tech International LLC
- 05/06/2016 (T)	725,000	725,518
Financials - 0.38%
AGFS Funding Company
5.500%, 05/05/2017	325,000	324,492

The accompanying notes are an integral part of the financial statements.	236

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials (continued)
Asurion Corp.
- 06/10/2019 (T)	$750,000	$756,407
Claire’s Stores, Inc.
3.051%, 05/29/2014	247,482	227,856
HUB International Holdings, Inc.
2.807%, 06/13/2014	44,501	43,767
2.807%, 06/13/2014	197,972	194,705
New Customer Service Companies, Inc.
9.500%, 03/22/2017	475,000	492,813
Nuveen Investments, Inc.
3.292%, 11/13/2014	747,867	735,403
5.791%, 05/12/2017	810,942	814,152
Pinafore LLC
4.250%, 09/29/2016	295,246	295,923
Pinnacle Foods Finance LLC/Pinnacle
Foods Finance Corp.
2.711%, 04/02/2014	241,549	239,637

		4,125,155
Health Care - 0.17%
Bausch & Lomb, Inc.
3.441%, 04/24/2015	47,326	47,183
3.531%, 04/24/2015	194,668	194,083
Biomet, Inc.
3.276%, 03/25/2015	199,483	198,260
Community Health Systems, Inc.
3.754%, 01/25/2017	249,373	243,022
HCA, Inc.
1.557%, 11/19/2012	329,981	328,180
2.557%, 11/18/2013	250,000	248,540
Health Management Associates, Inc.
2.057%, 02/28/2014	231,484	225,668
Universal Health Services, Inc.
4.000%, 11/15/2016	149,593	150,154
Warner Chilcott Company LLC
4.250%, 03/15/2018	57,143	57,250
4.250%, 03/15/2018	114,286	114,499
Warner Chilcott PLC
4.250%, 03/15/2018	78,571	78,718

		1,885,557
Industrials - 0.10%
AWAS Aviation Capital, Ltd.
7.750%, 06/10/2016	528,000	538,120
DAE Aviation Holdings, Inc.
5.280%, 07/31/2014	121,737	122,041
5.280%, 07/31/2014	126,370	126,686
International Lease Finance Corp.
6.750%, 03/17/2015	250,000	250,580

		1,037,427
Information Technology - 0.18%
Fidelity National Information
Services, Inc.
5.250%, 07/18/2016	298,500	299,619
First Data Corp.
2.945%, 09/24/2014	986,701	922,463
2.945%, 09/24/2014	333,484	311,743
Softlayer Technologies, Inc.
7.250%, 11/05/2016	374,044	376,625

		1,910,450
Materials - 0.09%
Anchor Glass Container Corp.
6.000%, 03/02/2016	211,557	212,879

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Materials (continued)
Global Brass and Copper
10.251%, 07/29/2015	$348,167	$358,612
Rock-Tenn Company
- 03/28/2018 (T)	150,000	150,431
Walter Industries, Inc.
4.000%, 04/02/2018	215,000	215,440

		937,362
Telecommunication Services - 0.11%
Commscope, Inc.
5.000%, 01/14/2018	475,000	477,375
Intelsat Jackson Holdings SA
- 04/02/2018 (T)	250,000	251,424
Syniverse Technologies, Inc.
5.250%, 12/21/2017	473,813	476,182

		1,204,981

TOTAL TERM LOANS (Cost $15,655,157)		$16,324,224

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.91%
Commercial & Residential - 1.71%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.434%, 11/25/2035 (P)	16,857	15,571
American Tower Trust, Series 2007-1A,
Class D
5.957%, 04/15/2037 (S)	350,000	373,459
Banc of America
Commercial Mortgage, Inc.
Series 2003-1, Class A1,
3.878%, 09/11/2036	45,315	45,501
Series 2005-3, Class A2,
4.501%, 07/10/2043	264,245	264,183
Series 2003-1, Class A2,
4.648%, 09/11/2036	796,000	827,543
Series 2007-1, Class AAB,
5.422%, 01/15/2049	300,000	315,232
Banc of America Funding Corp.
Series 2005-A 5A1,
0.496%, 02/20/2035 (P)	9,975	8,514
Series BAFC 2005-B 2A1,
2.892%, 04/20/2035 (P)	256,061	202,217
Banc of America Mortgage Securities
Series 2004-A, Class 2A2,
2.829%, 02/25/2034 (P)	80,300	70,267
Series 2004-D, Class 2A2,
2.878%, 05/25/2034 (P)	46,280	43,141
Series 2005-J, Class 2A1,
3.122%, 11/25/2035 (P)	263,682	214,386
Series 2004-H, Class 2A2,
3.166%, 09/25/2034 (P)	109,836	99,944
Series 2004-I, Class 3A2,
4.808%, 10/25/2034 (P)	28,217	26,743
Series 2005-J, Class 3A1,
5.240%, 11/25/2035 (P)	239,264	223,480
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	355,349	369,416
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	320,000	329,854
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	1,170,000	1,262,548

The accompanying notes are an integral part of the financial statements.	237

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities (continued)
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	$500,000	$522,756
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	628,000	690,783
Series 2006-PW12, Class A4,
5.722%, 09/11/2038 (P)	385,000	429,310
Citicorp Mortgage Securities, Inc.,
Series 2003-11, Class 2A10
5.500%, 12/25/2033	98,948	99,394
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	45,000	47,497
Series 2006-CD3, Class AAB,
5.608%, 10/15/2048	250,000	264,893
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	170,000	186,630
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.012%, 12/10/2049 (P)	1,225,000	1,274,739
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
5.815%, 12/10/2049 (P)	580,000	646,716
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class A4
4.832%, 04/15/2037	575,000	616,422
Credit Suisse Mortgage Capital
Certificates, Series 2006-C5, Class A3
5.311%, 12/15/2039	455,000	489,546
Fosse Master Issuer PLC,
Series 2011-1A, Class A2
1.619%, 10/18/2054 (P) (S)	195,000	195,539
GMAC Commercial Mortgage
Securities, Inc., Series 2001-C2,
Class A2
6.700%, 04/15/2034	8,167	8,155
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A2,
4.305%, 08/10/2042	139,008	139,176
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	250,000	255,932
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	104,643	108,190
GS Mortgage Securities Corp.,
Series 2011-GC3, Class A1
2.331%, 03/12/2044 (S)	422,475	429,734
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2011-C4, Class A1,
1.525%, 07/15/2046 (S)	100,000	100,000
Series 2011-C3A, Class A1,
1.875%, 02/16/2046 (S)	117,096	118,035
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	165,000	164,644
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	441,915	462,845
Series 2006-CB17, Class A1,
5.279%, 12/12/2043	73,608	73,852
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	290,000	312,720

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2007-C1, Class A4,
5.716%, 02/15/2051	$920,000	$1,005,309
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	475,000	477,140
Series 2005-C1, Class A4,
4.742%, 02/15/2030	133,000	142,389
Series 2003-C8, Class A3,
4.830%, 11/15/2027	331,403	338,031
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	338,813
Series 2007-C2, Class A3,
5.430%, 02/15/2040	50,000	54,177
Series 2006-C4, Class A4,
5.877%, 06/15/2038 (P)	395,000	441,426
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
5.826%, 06/12/2050 (P)	815,000	899,659
Morgan Stanley Capital,
Series 2006-HQ0, Class A4
5.328%, 11/12/2041	395,000	430,011
Morgan Stanley Capital I
Series 2003-IQ4, Class A2,
4.070%, 05/15/2040	402,517	414,590
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	245,000	266,448
Series 2007-T27, Class A1,
5.606%, 06/11/2042	223,409	227,907
Sequoia Mortgage Trust, Series 2010-H1,
Class A1
3.750%, 02/25/2040 (P)	59,093	59,617
Vendee Mortgage Trust, Series 1996-3,
Class 4
9.601%, 03/15/2025 (P)	6,597	7,578
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C23,
Class A4 ,Class A4
5.418%, 01/15/2045 (P)	395,000	431,965
WaMu Mortgage Pass Through
Certificates, Series 2005-AR12,
Class 2A1
4.976%, 09/25/2035 (P)	60,324	55,464
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR2,
Class 2A2
2.742%, 03/25/2035 (P)	209,036	184,526
Wells Fargo Mortgage
Backed Securities Trust
Series 2003-O, Class 5A1,
4.830%, 01/25/2034 (P)	162,002	162,731
Series 2005-AR2, Class 3A1,
4.867%, 03/25/2035 (P)	106,426	99,094

		18,366,382
U.S. Government Agency - 0.20%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
zero coupon 08/01/2028	4,666	4,145
Series 2568, Class KA,
4.250%, 12/15/2021	40,392	40,918
Series 2003-2614, Class IH IO,
4.500%, 05/15/2016	12,390	60

The accompanying notes are an integral part of the financial statements.	238

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2003-2586, Class NJ,
4.500%, 08/15/2016	$17,195	$17,184
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	12,544	673
Series 2688, Class DE,
4.500%, 02/15/2020	4,639	4,633
Series 2003-41, Class YV,
5.500%, 04/25/2014	125,691	133,160
Series 2005-R003, Class VA,
5.500%, 08/15/2016	318,817	341,917
Series R005, Class AB,
5.500%, 12/15/2018	133,039	137,767
Series R006, Class AK,
5.750%, 12/15/2018	127,481	131,494
Series 2006-3123, Class VB,
6.000%, 09/15/2013	102,343	103,220
Series 2006-R007, Class VA,
6.000%, 09/15/2016	117,648	123,178
Series R013, Class AB,
6.000%, 12/15/2021	39,462	40,686
Series 2006-3195, Class PN,
6.500%, 08/15/2030	80,965	81,156
Federal National Mortgage Association
Series 2005-46, Class CN,
5.000%, 01/25/2020	78,068	79,930
Series 2002-84, Class VA,
5.500%, 11/25/2013	82,203	86,169
Series 2006-B2, Class AB,
5.500%, 05/25/2014	26,835	26,819
Series 2006-3136, Class PB,
6.000%, 01/15/2030	411,000	416,899
Series 319, Class 2 IO,
6.500%, 02/01/2032	17,088	4,171
Government National
Mortgage Association
Series 1998-6, Class EA PO,
zero coupon 03/16/2028	20,017	18,203
Series 2004-43, Class A,
2.822%, 12/16/2019	220,947	222,164
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	56,000	60,414

		2,074,960

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $19,485,293)		$20,441,342

ASSET BACKED SECURITIES - 1.44%
Ally Auto Receivables Trust
Series 2010-4, Class A4,
1.350%, 12/15/2015	445,000	442,815
Series 2010-2, Class A3,
1.380%, 07/15/2014	240,000	241,678
Series 2011-2, Class A4,
1.980%, 04/15/2016	215,000	217,363
Ally Master Owner Trust
Series 2011-3, Class A2,
1.810%, 05/15/2016	355,000	355,869
Series 2011-1, Class A2,
2.150%, 01/15/2016	330,000	335,809
American Express Credit
Account Master Trust
Series 2010-1, Class B,
0.798%, 11/16/2015 (P)	390,000	390,466

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
American Express Credit Account
Master Trust (continued)
Series 2006-2 Class B,
5.550%, 01/15/2014	$175,000	$175,335
AmeriCredit
Automobile Receivables Trust
Series 2011-2, Class B,
2.330%, 03/08/2016	355,000	360,101
Series 2011-1, Class C,
2.850%, 08/08/2016	75,000	75,803
AmeriCredit
Automobile Receivables Trust
Series 2010-1, Class C,
5.190%, 08/17/2015	135,000	144,413
Series 2006-RM, Class A3,
5.530%, 01/06/2014	399,495	399,752
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.590%, 11/17/2014	290,000	305,241
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	28,159	27,547
BMW Vehicle Lease Trust,
Series 2009-1, Class A3
2.910%, 03/15/2012	55,667	55,776
Cabela’s Master Credit Card Trust,
Series 2006-3A, Class A2
0.248%, 10/15/2014 (P) (S)	500,000	499,181
Carmax Auto Owner Trust,
Series 2011-1, Class A3
1.290%, 09/15/2015	280,000	281,455
CarMax Auto Owner Trust
Series 2010-2, Class A3,
1.410%, 02/16/2015	180,000	181,689
Series 2010-3, Class A4,
1.410%, 02/16/2016	665,000	666,489
Series 2010-2, Class A4,
2.040%, 10/15/2015	175,000	178,646
CenterPoint Energy Transition Bond
Company LLC, Series 2005-A,
Class A2
4.970%, 08/01/2014	66,364	67,946
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.934%, 10/25/2032 (P)	7,558	6,412
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	99,733	99,568
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	19,877	14,419
CitiFinancial Auto Issuance Trust,
Series 2009-1, Class A3
2.590%, 10/15/2013 (S)	326,000	330,056
CNH Equipment Trust
Series 2010-A, Class A4,
2.490%, 01/15/2016	355,000	364,413
Series 2009-C, Class A4,
3.000%, 08/17/2015	625,000	643,372
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.799%, 01/25/2034 (P)	156,562	104,402
Discover Card Master Trust
Series 2011-A1, Class A1,
0.548%, 08/15/2016 (P)	345,000	346,238
Series 2009-A2, Class A,
1.498%, 02/17/2015 (P)	545,000	552,046

The accompanying notes are an integral part of the financial statements.	239

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2011-A, Class A3,
0.970%, 01/15/2015	$205,000	$205,691
Series 2009-E, Class A3,
1.510%, 01/15/2014	106,720	107,399
Series 2009-E, Class A4,
2.420%, 11/15/2014	101,000	103,806
Series 2009-D, Class A4,
2.980%, 08/15/2014	250,000	258,501
Ford Credit Floorplan
Master Owner Trust
Series 2010-5, Class A1,
1.500%, 09/15/2015	190,000	190,954
Series 2011-1, Class A1,
2.120%, 02/15/2016	840,000	854,922
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	225,000	243,097
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	485,000	528,164
GE Equipment Midticket LLC
Series 2010-1, Class A3,
0.940%, 07/14/2014 (S)	185,000	185,288
Series 2009-1, Class A3,
2.340%, 06/17/2013	172,011	173,418
GE Equipment Small Ticket LLC,
Series 2011-1, Class A3
1.450%, 01/21/2018 (S)	260,000	261,650
GS Auto Loan Trust, Series 2007-1,
Class A4
5.480%, 12/15/2014	209,535	216,217
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A4
4.430%, 07/15/2015	190,000	197,793
Hyundai Auto Receivables Trust
Series 2011-A, Class A4,
1.780%, 12/15/2015	590,000	596,843
Series 2009-A, Class A4,
3.150%, 03/15/2016	295,000	306,741
John Deere Owner Trust, Series 2009-B,
Class A3
1.570%, 10/15/2013	97,631	98,111
John Deere Owner Trust, Series 2009-A,
Class A3
2.590%, 10/15/2013	29,376	29,577
JPMorgan Auto Receivables Trust,
Series 2007-A, Class A4
5.190%, 02/15/2014 (S)	23,701	23,735
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.254%, 11/25/2036 (P)	15,491	15,306
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	72,121	74,581
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	229,622	237,671
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	10,760	11,150
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.694%, 09/25/2035 (P)	139,857	128,136
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	99,822	100,644
Navistar Financial Corp Owner Trust,
Series 2010-B, Class A3
1.080%, 03/18/2014 (S)	315,000	315,320

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Nissan Auto Lease Trust, Series 2009-A,
Class A3
2.920%, 12/15/2011	$10,618	$10,627
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.610%, 06/15/2015	281,000	298,813
Residential Asset Mortgage
Products, Inc., Series 2003-RZ2
3.600%, 04/25/2033	17,348	16,707
SLM Student Loan Trust, Series 2008-4,
Class A2
1.324%, 07/25/2016 (P)	275,000	279,283
SMART Trust, Series 2011-1USA,
Class A3A
1.770%, 10/14/2014 (S)	385,000	388,369
Toyota Auto Receivables Owner Trust,
Series 2010-B, ClassA4
1.470%, 01/17/2017	65,000	65,744
Volkswagen Auto Lease Trust,
Series 2009-A, Class A3
3.410%, 04/16/2012	133,922	134,463
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Class A2
0.660%, 05/21/2012	9,376	9,377
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Class A3
1.220%, 06/22/2015	215,000	216,277
World Financial Network Credit
Card Master Trust
Series 2009-B, Class A,
3.790%, 05/15/2016	85,000	87,323
Series 2010-A, Class A,
3.960%, 04/15/2019	155,000	164,363
Series 2009-D, Class A,
4.660%, 05/15/2017	430,000	459,967

TOTAL ASSET BACKED SECURITIES (Cost $15,265,033)		$15,460,328

COMMON STOCKS - 13.66%
Consumer Discretionary - 2.00%
Ameristar Casinos, Inc.	9,625	$216,178
Bed Bath & Beyond, Inc. (I)	10,600	571,234
Cablevision Systems Corp., Class A	31,600	1,122,432
Comcast Corp., Class A	32,700	825,348
D.R. Horton, Inc. (L)	6,500	79,170
Dollar General Corp. (I)	6,300	220,941
Ford Motor Company (I)	20,925	312,201
Fortune Brands, Inc.	29,900	1,935,427
General Motors Company (I)	20,825	662,443
Genuine Parts Company (L)	13,400	734,320
H&R Block, Inc. (L)	20,700	335,340
Harley-Davidson, Inc.	18,800	698,608
Home Depot, Inc.	55,700	2,020,796
Lakes Gaming, Inc. (I)	22,900	53,128
Macy’s, Inc.	23,200	670,016
Madison Square Garden, Inc., Class A (I)	8,525	234,523
Marriott International, Inc., Class A	20,499	775,067
Mattel, Inc.	48,300	1,274,879
MGM Resorts International (I)	14,300	215,501
Staples, Inc.	42,600	716,532
The McGraw-Hill Companies, Inc.	36,600	1,554,402
The New York Times
Company, Class A (I) (L)	47,000	376,940
The Walt Disney Company	40,600	1,690,178
Tiffany & Company	1,700	128,622
Time Warner, Inc.	56,433	2,055,854

The accompanying notes are an integral part of the financial statements.	240

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Whirlpool Corp. (L)	17,700	$1,483,260
WPP PLC	34,500	431,911

		21,395,251
Consumer Staples - 0.98%
Archer-Daniels-Midland Company	12,800	414,848
Avon Products, Inc.	50,500	1,500,355
Campbell Soup Company (L)	23,000	799,250
Clorox Company (L)	22,700	1,599,896
ConAgra Foods, Inc.	35,700	907,851
Kimberly-Clark Corp.	22,600	1,543,580
McCormick &
Company, Inc., Class B (L)	12,700	637,413
Molson Coors Brewing Company	3,300	153,945
PepsiCo, Inc.	20,500	1,457,960
The Hershey Company	27,000	1,504,710

		10,519,808
Energy - 1.84%
Anadarko Petroleum Corp.	25,050	1,991,976
Baker Hughes, Inc.	7,200	532,296
BP PLC, ADR	23,800	1,100,512
Chevron Corp.	38,700	4,060,017
ConocoPhillips	13,000	951,860
Exxon Mobil Corp.	40,000	3,338,800
Murphy Oil Corp.	28,200	1,942,698
Royal Dutch Shell PLC, ADR (L)	38,600	2,757,198
Schlumberger, Ltd.	20,300	1,740,116
Spectra Energy Corp.	25,100	692,509
Sunoco, Inc. (L)	15,700	635,693

		19,743,675
Financials - 2.89%
American Express Company	59,700	3,080,520
Ares Capital Corp.	18,400	309,488
Bank of America Corp.	167,185	1,964,424
Capital One Financial Corp.	19,400	1,054,196
Chubb Corp. (L)	10,000	655,900
CIT Group, Inc. (I)	7,400	328,042
General Growth Properties, Inc.	13,050	215,064
JPMorgan Chase & Company	89,600	3,874,304
KeyCorp	61,600	521,752
Legg Mason, Inc.	37,500	1,269,000
Lincoln National Corp.	34,100	1,000,835
Marsh & McLennan Companies, Inc.	50,500	1,548,835
Morgan Stanley	19,400	468,704
Northern Trust Corp.	17,100	834,309
NYSE Euronext	20,100	731,841
PNC Financial Services Group, Inc.	14,000	873,880
Regions Financial Corp. (L)	72,200	509,732
SLM Corp.	64,200	1,093,968
Sun Life Financial, Inc.	27,100	851,753
SunTrust Banks, Inc.	45,300	1,274,289
The Allstate Corp.	39,800	1,248,924
The Bank of New York Mellon Corp.	39,900	1,121,589
TLF Fund Term Asset Backed
Management Fees Company	153,095	1,270,691
U.S. Bancorp	77,400	1,981,440
Wells Fargo & Company	82,100	2,329,177
Weyerhaeuser Company	23,589	508,107

		30,920,764
Health Care - 0.78%
Amgen, Inc. (I)	17,200	1,041,288
Bristol-Myers Squibb Company	40,100	1,153,276
Eli Lilly & Company	20,000	769,600

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care (continued)
Johnson & Johnson	30,900	$2,079,261
Merck & Company, Inc.	42,900	1,576,575
Pfizer, Inc.	79,106	1,696,824

		8,316,824
Industrials - 1.67%
3M Company (L)	24,200	2,283,996
Avery Dennison Corp.	21,100	893,374
Cooper Industries PLC	17,400	1,093,590
Emerson Electric Company	10,200	556,410
General Electric Company	187,300	3,678,572
Honeywell International, Inc.	29,300	1,744,815
Illinois Tool Works, Inc.	33,500	1,920,220
ITT Corp.	17,100	985,302
Lockheed Martin Corp.	10,000	779,000
Masco Corp.	55,600	792,300
The Boeing Company	18,300	1,427,949
United Parcel Service, Inc., Class B	20,100	1,477,149
USG Corp. (I) (L)	19,900	283,575

		17,916,252
Information Technology - 0.96%
Analog Devices, Inc.	27,900	1,148,643
Applied Materials, Inc.	71,500	985,270
Cisco Systems, Inc.	53,000	890,400
Computer Sciences Corp. (L)	32,800	1,308,392
Dell, Inc. (I)	27,300	438,984
Electronic Arts, Inc. (I) (L)	25,400	620,014
Harris Corp. (L)	30,700	1,517,808
Hewlett-Packard Company	38,200	1,427,916
Microsoft Corp.	64,800	1,620,648
Texas Instruments, Inc.	10,200	360,060

		10,318,135
Materials - 0.84%
E.I. du Pont de Nemours & Company	16,300	868,790
International Flavors
& Fragrances, Inc. (L)	17,000	1,089,020
International Paper Company	57,600	1,798,272
MeadWestvaco Corp.	26,200	891,324
Monsanto Company	22,100	1,569,984
Nucor Corp. (L)	33,900	1,435,326
Rock-Tenn Company, Class A (L)	4,381	336,602
Vulcan Materials Company (L)	25,900	1,048,691

		9,038,009
Telecommunication Services - 0.61%
American Tower Corp., Class A (I)	1,975	109,573
AT&T, Inc.	87,635	2,765,761
CenturyLink, Inc.	25,575	1,104,584
Crown Castle International Corp. (I)	2,500	103,525
Sprint Nextel Corp. (I)	43,600	255,060
Telefonica SA	16,800	408,231
Verizon Communications, Inc.	34,300	1,266,699
Vodafone Group PLC	202,500	563,780

		6,577,213
Utilities - 1.09%
CenterPoint Energy, Inc.	21,600	417,528
Constellation Energy Group, Inc.	35,800	1,331,044
Duke Energy Corp. (L)	40,100	751,875
Entergy Corp.	22,200	1,512,930
Exelon Corp. (L)	38,200	1,598,670
FirstEnergy Corp.	15,500	691,610
NiSource, Inc. (L)	67,400	1,368,220
Pinnacle West Capital Corp.	16,700	755,842

The accompanying notes are an integral part of the financial statements.	241

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
PPL Corp. (L)	25,400	$716,026
Progress Energy, Inc.	21,800	1,038,116
TECO Energy, Inc.	16,800	322,560
The AES Corp. (I)	16,900	219,024
Xcel Energy, Inc.	40,200	994,548

		11,717,993

TOTAL COMMON STOCKS (Cost $124,662,446)		$146,463,924

PREFERRED SECURITIES - 0.64%
Consumer Discretionary - 0.18%
General Motors Company,
Series B, 4.750% (L)	28,525	1,429,103
Las Vegas Sands Corp., 10.000%	2,500	278,641
Spanish Broadcasting System, Series B,
PIK, 10.750%	308	224,840

		1,932,584
Financials - 0.25%
Ally Financial, Inc., 7.000% (S)	1,700	1,642,147
Ally Financial, Inc., 8.500%	39,450	1,039,508

		2,681,655
Telecommunication Services - 0.21%
Lucent Technologies
Capital Trust I, 7.750%	2,300	2,277,000

TOTAL PREFERRED SECURITIES (Cost $6,107,651)		$6,891,239

SECURITIES LENDING COLLATERAL - 2.10%
John Hancock Collateral
Investment Trust, 0.2531% (W) (Y)	2,253,914	22,557,393

TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,556,549)		$22,557,393

SHORT-TERM INVESTMENTS - 3.49%
Repurchase Agreement - 0.19%
Repurchase Agreement with State
Street Corp. dated 05/28/2011 at
0.010% to be repurchased at
$2,005,941 on 06/01/2011,
collateralized by $1,880,000 Federal
Home Loan Mortgage Corp., 4.500%
due 07/15/2013 (valued at $2,041,350,
including interest) and $5,000
U.S. Treasury Notes, 1.375% due
05/15/2013 (valued at $5,090,
including interest)	$2,005,941	$2,005,941
Money Market Funds - 3.27%
T. Rowe Price Reserve
Fund, 0.1438% (Y)	35,005,884	35,005,884
Certificate of Deposit - 0.03%
Svenska Handelsbanken AB, 0.7590% *	370,000	370,000

TOTAL SHORT-TERM INVESTMENTS (Cost $37,381,825)		$37,381,825

Total Investments (Spectrum Income Fund)
(Cost $1,025,942,678) - 101.71%		$1,090,670,467
Other assets and liabilities, net - (1.71%)		(18,379,641)

TOTAL NET ASSETS - 100.00%		$1,072,290,826

Total Bond Market Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 64.36%
U.S. Government - 31.84%
U.S. Treasury Bonds
4.250%, 11/15/2040	$3,500,000	$3,516,408
4.375%, 02/15/2038	2,000	2,068
4.750%, 02/15/2041	2,400,000	2,620,500
5.250%, 02/15/2029	1,875,000	2,210,449
6.750%, 08/15/2026	700,000	951,234
7.125%, 02/15/2023	3,100,000	4,253,296
7.500%, 11/15/2024	400,000	572,375
8.125%, 08/15/2021	1,300,000	1,882,969
U.S. Treasury Notes
0.500%, 11/30/2012 to 10/15/2013	11,150,000	11,145,402
0.625%, 01/31/2013 to 04/30/2013	18,300,000	18,374,821
0.750%, 03/31/2013	3,000,000	3,018,510
1.250%, 03/15/2014	3,000,000	3,045,000
1.250%, 10/31/2015 (L)	4,700,000	4,664,383
1.875%, 02/28/2014 to 04/30/2014	11,250,000	11,612,115
2.125%, 02/29/2016	6,400,000	6,563,002
2.375%, 02/28/2015	6,200,000	6,486,750
2.500%, 06/30/2017	12,200,000	12,497,375
2.625%, 04/30/2018	3,000,000	3,052,500
3.375%, 11/15/2019	5,000,000	5,244,530
3.500%, 05/15/2020	1,500,000	1,576,635
3.625%, 02/15/2020	800,000	851,813
3.625%, 02/15/2021 (L)	7,900,000	8,307,340
3.750%, 11/15/2018 (L)	4,968,000	5,407,747

		117,857,222
U.S. Government Agency - 32.52%
Federal Farm Credit Bank
4.875%, 12/16/2015	780,000	891,713
Federal Home Loan Bank
5.500%, 07/15/2036	410,000	465,017
Federal Home Loan Mortgage Corp.
3.750%, 06/28/2013	2,000,000	2,135,068
4.000%, 08/01/2024 to 04/01/2039	2,084,136	2,128,534
4.500%, 07/01/2023 to 11/01/2039	8,922,341	9,347,932
5.000%, 07/01/2035 to 07/01/2039	2,156,887	2,301,008
5.500%, 08/23/2017 to 11/01/2038	8,232,441	8,996,835
6.000%, 11/01/2036 to 10/01/2038	2,529,586	2,780,288
6.250%, 07/15/2032	150,000	188,357
6.500%, 08/01/2038	1,062,487	1,196,211
7.000%, 11/01/2037	458,202	519,594
Federal National Mortgage Association
2.108%, 01/01/2035 (P)	481,810	497,414
2.391%, 04/01/2036 (P)	771,554	804,423
3.250%, 04/09/2013	2,400,000	2,526,622
3.520%, 05/01/2036 (P)	280,608	296,016
4.000%, 07/01/2018 to 02/01/2041	10,588,553	10,763,260
4.500%, TBA	5,000,000	5,193,692
4.500%, 04/01/2018 to 01/01/2040	4,938,814	5,179,981
4.954%, 07/01/2034 (P)	1,259,557	1,340,102
5.000%, TBA	7,000,000	7,451,244
5.000%, 05/01/2019 to 07/01/2038	5,400,536	5,777,179
5.375%, 06/12/2017	2,000,000	2,339,420
5.500%, 09/01/2017 to 07/01/2038	11,873,955	12,902,527
5.607%, 04/01/2037 (P)	870,270	927,654
5.721%, 04/01/2037 (P)	504,741	538,023
6.000%, 07/01/2027 to 08/01/2038	6,662,908	7,345,700
6.125%, 03/15/2012	500,000	522,991
6.235%, 10/01/2037 (P)	772,812	831,739
6.500%, 07/01/2031 to 11/01/2037	1,225,915	1,383,160
7.000%, 10/01/2038	866,231	984,492
7.250%, 05/15/2030	150,000	207,946

The accompanying notes are an integral part of the financial statements.	242

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
4.000%, 07/15/2039	$447,982	$459,988
4.500%, 06/15/2023 to 11/20/2039	3,235,172	3,425,553
5.000%, 11/20/2038 to 11/20/2039	5,665,581	6,141,052
5.500%, 08/15/2023 to 09/20/2039	5,622,204	6,190,837
6.000%, 07/20/2037 to 10/15/2038	3,096,190	3,446,579
6.500%, 10/20/2038	763,910	860,354
Tennessee Valley Authority
6.750%, 11/01/2025	580,000	748,043
The Financing Corp.
8.600%, 09/26/2019	265,000	369,921

		120,406,469

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $230,508,736)		$238,263,691

FOREIGN GOVERNMENT
OBLIGATIONS - 1.51%
Austria - 0.11%
Government of Austria
5.000%, 05/19/2014 (S)	364,000	404,090
Brazil - 0.17%
Federative Republic of Brazil
7.125%, 01/20/2037	500,000	607,500
Canada - 0.50%
Export Development Canada
3.500%, 05/16/2013	240,000	253,564
Government of Canada
2.375%, 09/10/2014	110,000	114,664
Hydro-Quebec
8.400%, 01/15/2022	50,000	69,404
Province of British Columbia
6.500%, 01/15/2026	260,000	330,335
Province of Manitoba
5.000%, 02/15/2012	160,000	165,186
Province of New Brunswick
5.200%, 02/21/2017	200,000	228,729
Province of Nova Scotia
5.125%, 01/26/2017	245,000	279,250
Province of Quebec
7.500%, 07/15/2023	200,000	267,834
Province of Saskatchewan
8.000%, 02/01/2013	115,000	128,746

		1,837,712
Israel - 0.12%
Government of Israel
5.125%, 03/26/2019	210,000	223,937
5.500%, 09/18/2023	195,000	228,728

		452,665
Italy - 0.13%
Republic of Italy
6.875%, 09/27/2023	415,000	487,593
Japan - 0.06%
Development Bank of Japan
5.125%, 02/01/2017	100,000	113,558
Japan Finance Organization for Municipalities
4.625%, 04/21/2015	100,000	110,977

		224,535
Mexico - 0.07%
Government of Mexico
5.950%, 03/19/2019	11,000	12,573

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
6.050%, 01/11/2040	$240,000	$254,760

		267,333
Norway - 0.06%
Eksportfinans ASA
5.500%, 06/26/2017	200,000	230,788
Panama - 0.03%
Republic of Panama
6.700%, 01/26/2036	100,000	116,750
South Africa - 0.10%
Republic of South Africa
5.500%, 03/09/2020	330,000	359,700
Sweden - 0.16%
Svensk Exportkredit AB
3.250%, 09/16/2014	400,000	424,981
4.875%, 09/29/2011	165,000	167,471

		592,452

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,316,953)		$5,581,118

CORPORATE BONDS - 24.99%
Consumer Discretionary - 1.36%
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	280,000	376,170
CBS Corp.
8.875%, 05/15/2019	200,000	258,352
Comcast Corp.
5.700%, 07/01/2019	190,000	212,352
DIRECTV Holdings LLC / DIRECTV
Financing Company, Inc.
5.200%, 03/15/2020	240,000	255,791
Discovery Communications LLC
5.625%, 08/15/2019	160,000	176,836
Family Dollar Stores, Inc.
5.000%, 02/01/2021	165,000	163,866
Grupo Televisa SA
6.625%, 01/15/2040	160,000	174,163
Hasbro, Inc.
6.350%, 03/15/2040	120,000	126,220
Home Depot, Inc.
5.875%, 12/16/2036	190,000	197,841
McDonald’s Corp.
5.000%, 02/01/2019	145,000	162,833
NBCUniversal Media LLC
5.150%, 04/30/2020 (S)	240,000	255,321
News America, Inc.
6.650%, 11/15/2037	335,000	366,514
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	160,000	164,050
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	170,000	188,657
Target Corp.
6.500%, 10/15/2037	220,000	256,773
TCI Communications, Inc.
7.125%, 02/15/2028	308,000	362,191
The Walt Disney Company
5.625%, 09/15/2016	250,000	291,916
Time Warner Cable, Inc.
4.125%, 02/15/2021	100,000	96,372
Time Warner Entertainment Company LP
8.375%, 07/15/2033	200,000	257,877

The accompanying notes are an integral part of the financial statements.	243

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Time Warner, Inc.
7.625%, 04/15/2031	$120,000	$144,737
Toll Brothers Finance Corp.
6.750%, 11/01/2019	100,000	106,315
Viacom, Inc.
4.250%, 09/15/2015	100,000	106,820
Vivendi SA
5.750%, 04/04/2013 (S)	102,000	109,501
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	100,000	101,066
Yum! Brands, Inc.
6.250%, 03/15/2018	95,000	109,902

		5,022,436
Consumer Staples - 2.43%
Altria Group, Inc.
8.500%, 11/10/2013	255,000	297,482
9.250%, 08/06/2019	425,000	561,419
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	300,000	366,864
7.750%, 01/15/2019	290,000	370,221
Bottling Group LLC
5.125%, 01/15/2019	290,000	322,387
Brown-Forman Corp.
2.500%, 01/15/2016	150,000	151,699
5.000%, 02/01/2014	290,000	318,140
Cargill, Inc.
7.350%, 03/06/2019 (S)	250,000	309,054
Clorox Company
5.950%, 10/15/2017	260,000	297,767
ConAgra Foods, Inc.
5.819%, 06/15/2017	25,000	27,889
9.750%, 03/01/2021	140,000	182,539
CVS Caremark Corp.
4.125%, 05/15/2021	120,000	118,025
6.125%, 08/15/2016	305,000	351,111
6.600%, 03/15/2019	300,000	354,140
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	164,600	202,356
Diageo Capital PLC
4.828%, 07/15/2020	240,000	254,387
General Mills, Inc.
5.650%, 02/15/2019	215,000	244,836
Kellogg Company
4.150%, 11/15/2019	100,000	104,049
Kimberly-Clark Corp.
7.500%, 11/01/2018	240,000	304,122
Kraft Foods, Inc.
6.125%, 02/01/2018	330,000	379,649
6.875%, 02/01/2038	120,000	140,485
Mead Johnson Nutrition Company
4.900%, 11/01/2019	100,000	106,371
PepsiCo, Inc.
5.500%, 01/15/2040	230,000	246,291
7.900%, 11/01/2018	42,000	54,544
Philip Morris International, Inc.
4.125%, 05/17/2021	120,000	121,121
6.875%, 03/17/2014	270,000	311,474
SABMiller PLC
6.500%, 07/15/2018 (S)	200,000	235,475
Safeway, Inc.
6.350%, 08/15/2017	155,000	179,321
Sysco Corp.
5.375%, 03/17/2019	150,000	170,130

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	$260,000	$275,412
Tesco PLC
6.150%, 11/15/2037 (S)	82,000	92,421
The Coca-Cola Company
3.150%, 11/15/2020	150,000	145,569
The Kroger Company
3.900%, 10/01/2015	100,000	106,086
6.400%, 08/15/2017	210,000	248,680
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	265,000	280,324
6.200%, 04/15/2038	386,000	434,240
Walgreen Company
5.250%, 01/15/2019	290,000	327,610

		8,993,690
Energy - 3.21%
Apache Corp.
6.000%, 09/15/2013	200,000	222,541
Boardwalk Pipelines LP
5.750%, 09/15/2019	160,000	175,896
BP Capital Markets PLC
5.250%, 11/07/2013	220,000	238,849
Cameron International Corp.
7.000%, 07/15/2038	100,000	119,242
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	200,000	224,365
Cenovus Energy, Inc.
5.700%, 10/15/2019	100,000	115,112
Chevron Corp.
4.950%, 03/03/2019	215,000	241,313
CNOOC Finance 2011, Ltd.
4.250%, 01/26/2021 (S)	200,000	197,776
ConocoPhillips
5.750%, 02/01/2019	270,000	314,683
DCP Midstream LLC
9.700%, 12/01/2013 (S)	270,000	317,338
Devon Financing Corp. ULC
7.875%, 09/30/2031	120,000	159,423
Energy Transfer Partners LP
6.700%, 07/01/2018	250,000	287,865
Enterprise Products Operating LLC
6.650%, 04/15/2018	110,000	128,913
6.875%, 03/01/2033	163,000	185,795
9.750%, 01/31/2014	175,000	210,651
EOG Resources, Inc.
4.100%, 02/01/2021	150,000	149,969
GlobalSantaFe Corp.
5.000%, 02/15/2013	275,000	290,827
Hess Corp.
8.125%, 02/15/2019	210,000	270,257
Kerr-McGee Corp.
6.950%, 07/01/2024	300,000	346,564
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	110,000	123,789
5.850%, 09/15/2012	225,000	238,457
6.500%, 09/01/2039	130,000	140,082
7.300%, 08/15/2033	30,000	35,033
9.000%, 02/01/2019	175,000	227,148
Magellan Midstream Partners LP
6.550%, 07/15/2019	150,000	176,053
Marathon Oil Corp.
6.000%, 10/01/2017	93,000	107,677
Nexen, Inc.
6.200%, 07/30/2019	380,000	432,239

The accompanying notes are an integral part of the financial statements.	244

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Noble Holding International, Ltd.
6.050%, 03/01/2041	$170,000	$180,616
7.375%, 03/15/2014	240,000	272,840
Occidental Petroleum Corp.
4.100%, 02/01/2021	150,000	154,128
Pemex Project Funding Master Trust
6.625%, 06/15/2035	120,000	125,173
7.375%, 12/15/2014	180,000	207,093
Petro-Canada
5.950%, 05/15/2035	190,000	199,866
6.050%, 05/15/2018	325,000	373,094
Petrobras International Finance Company
8.375%, 12/10/2018	415,000	508,541
Petroleos Mexicanos
4.875%, 03/15/2015	300,000	323,550
Plains All American Pipeline LP/PAA
Finance Corp.
8.750%, 05/01/2019	190,000	244,717
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	220,000	223,240
Shell International Finance BV
6.375%, 12/15/2038	265,000	316,687
Talisman Energy, Inc.
3.750%, 02/01/2021	160,000	153,684
6.250%, 02/01/2038	155,000	169,878
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	70,000	81,281
The Williams Companies, Inc.
7.875%, 09/01/2021	330,000	430,029
Tosco Corp.
8.125%, 02/15/2030	285,000	380,580
Total Capital SA
3.125%, 10/02/2015	100,000	104,694
4.125%, 01/28/2021	130,000	133,255
4.250%, 12/15/2021	230,000	238,265
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	200,000	214,915
Valero Energy Corp.
6.125%, 06/15/2017	275,000	313,953
7.500%, 04/15/2032	71,000	82,544
Weatherford International, Ltd.
5.500%, 02/15/2016	215,000	237,001
6.000%, 03/15/2018	178,000	198,506
Williams Partners LP
5.250%, 03/15/2020	310,000	334,818

		11,880,805
Financials - 9.18%
AEGON Funding Company LLC
5.750%, 12/15/2020	145,000	155,189
African Development Bank
6.875%, 10/15/2015	105,000	124,855
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	320,000	367,181
American Express Bank FSB
3.150%, 12/09/2011	205,000	208,187
6.000%, 09/13/2017	405,000	464,195
American Express Company
8.125%, 05/20/2019	250,000	322,427
American Express Credit Corp.
7.300%, 08/20/2013	240,000	268,810
American International Group, Inc.
5.450%, 05/18/2017	480,000	502,875

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Asian Development Bank
5.593%, 07/16/2018	$405,000	$473,072
AXA SA
8.600%, 12/15/2030	140,000	175,062
Banco Bradesco SA/Cayman Islands
4.125%, 05/16/2016 (S)(S)	320,000	317,549
Bank of America Corp.
3.125%, 06/15/2012	350,000	360,223
4.500%, 04/01/2015	120,000	127,010
5.000%, 05/13/2021	120,000	119,780
5.420%, 03/15/2017	300,000	315,735
6.500%, 08/01/2016	200,000	226,258
Barclays Bank PLC
5.125%, 01/08/2020	340,000	351,800
5.450%, 09/12/2012	290,000	306,897
BB&T Corp.
5.200%, 12/23/2015	290,000	317,450
BNP Paribas
3.250%, 03/11/2015	320,000	329,857
Boston Properties LP
4.125%, 05/15/2021	160,000	155,399
Capital One Bank USA NA
8.800%, 07/15/2019	350,000	449,854
Capital One Financial Corp.
7.375%, 05/23/2014	290,000	337,468
Chubb Corp.
5.750%, 05/15/2018	100,000	114,559
Citigroup Funding, Inc.
1.875%, 11/15/2012	205,000	209,297
Citigroup, Inc.
2.875%, 12/09/2011	210,000	212,978
5.500%, 04/11/2013	345,000	369,026
5.875%, 05/29/2037	250,000	257,268
6.125%, 11/21/2017	433,000	487,723
8.500%, 05/22/2019	190,000	238,605
CNA Financial Corp.
7.350%, 11/15/2019	210,000	246,332
Credit Suisse AG
5.400%, 01/14/2020	230,000	241,389
Credit Suisse Guernsey, Ltd. (5.860% to
05/01/2017, then 3 month LIBOR + 1.690%)
05/15/2017 (Q)	290,000	282,025
Deutsche Bank AG
3.450%, 03/30/2015	440,000	459,436
3.875%, 08/18/2014	380,000	404,085
Discover Financial Services
10.250%, 07/15/2019	100,000	133,348
Dresdner Bank AG
7.250%, 09/15/2015	220,000	240,618
Duke Realty LP
5.950%, 02/15/2017	72,000	79,618
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	210,000	224,566
European Investment Bank
4.625%, 05/15/2014 to 10/20/2015	824,000	916,746
Fifth Third Bancorp
5.450%, 01/15/2017	295,000	317,951
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	210,000	214,109
First Horizon National Corp.
5.375%, 12/15/2015	150,000	161,316
FleetBoston Financial Corp.
6.700%, 07/15/2028	317,000	333,288
General Electric Capital Corp.
2.200%, 06/08/2012	290,000	295,577

The accompanying notes are an integral part of the financial statements.	245

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp. (continued)
3.000%, 12/09/2011	$350,000	$355,189
6.000%, 08/07/2019	150,000	168,001
6.875%, 01/10/2039	290,000	340,713
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	200,000	218,152
Hartford Financial Services Group, Inc.
4.000%, 03/30/2015	220,000	228,769
5.950%, 10/15/2036	135,000	132,905
Health Care REIT, Inc.
4.950%, 01/15/2021	160,000	158,160
Hospitality Properties Trust
7.875%, 08/15/2014	180,000	203,503
Inter-American Development Bank
7.000%, 06/15/2025	175,000	229,605
International Bank for Reconstruction
& Development
3.625%, 05/21/2013	200,000	211,976
8.625%, 10/15/2016	285,000	373,495
International Finance Corp.
3.500%, 05/15/2013	155,000	164,091
John Deere Capital Corp.
5.250%, 10/01/2012	280,000	296,593
JPMorgan Chase & Company
3.125%, 12/01/2011	350,000	355,193
4.750%, 05/01/2013	350,000	373,360
6.400%, 05/15/2038	500,000	569,770
KeyCorp
6.500%, 05/14/2013	305,000	333,222
Kimco Realty Corp.
6.875%, 10/01/2019	190,000	222,861
Kreditanstalt fuer Wiederaufbau
5.125%, 03/14/2016	450,000	516,274
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	210,000	241,351
Lincoln National Corp.
5.650%, 08/27/2012	145,000	152,403
Lincoln National Corp. (7.000% to 5/17/2016,
then 3 month LIBOR + 2.358%)
05/17/2066	30,000	30,750
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	290,000	317,056
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018 to 11/15/2018	585,000	666,787
7.750%, 05/14/2038	345,000	404,949
Morgan Stanley
2.250%, 03/13/2012	200,000	203,198
3.250%, 12/01/2011	350,000	355,391
7.300%, 05/13/2019	490,000	564,271
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	200,000	279,466
Nomura Holdings, Inc.
4.125%, 01/19/2016	320,000	325,752
Nordic Investment Bank
2.375%, 12/15/2011	355,000	358,993
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	329,000	370,802
PartnerRe Finance B LLC
5.500%, 06/01/2020	220,000	226,252
PNC Funding Corp.
2.300%, 06/22/2012	345,000	352,081
4.250%, 09/21/2015	130,000	139,859
5.625%, 02/01/2017	200,000	221,730
6.700%, 06/10/2019	190,000	226,477

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ProLogis
5.625%, 11/15/2016	$60,000	$64,634
7.625%, 08/15/2014	410,000	472,214
Prudential Financial, Inc.
3.875%, 01/14/2015	110,000	115,944
4.750%, 04/01/2014 to 09/17/2015	490,000	530,401
5.375%, 06/21/2020	210,000	225,898
Realty Income Corp.
5.950%, 09/15/2016	135,000	151,852
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	120,000	121,124
Royal Bank of Scotland Group PLC
5.000%, 11/12/2013	300,000	305,310
Senior Housing Properties Trust
4.300%, 01/15/2016	320,000	324,025
Simon Property Group LP
5.650%, 02/01/2020	350,000	388,925
5.875%, 03/01/2017	86,000	98,061
State Street Corp.
2.150%, 04/30/2012	215,000	218,763
SunTrust Banks, Inc.
6.000%, 09/11/2017	290,000	324,636
The Allstate Corp.
5.950%, 04/01/2036	270,000	285,689
The Bank of New York Mellon Corp.
4.500%, 04/01/2013	435,000	464,534
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	315,000	324,507
6.125%, 02/15/2033	345,000	353,968
7.500%, 02/15/2019	360,000	421,983
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	120,000	126,110
The Travelers Companies, Inc.
5.500%, 12/01/2015	190,000	214,343
5.900%, 06/02/2019	190,000	214,222
6.250%, 06/20/2016	190,000	220,261
U.S. Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	250,000	259,658
Union Bank NA
5.950%, 05/11/2016	250,000	276,843
Unitrin, Inc.
6.000%, 11/30/2015	200,000	216,167
US Central Federal Credit Union
1.900%, 10/19/2012	200,000	204,038
Ventas Realty LP/Ventas Capital Corp.
4.750%, 06/01/2021	120,000	119,603
Vornado Realty LP
4.250%, 04/01/2015	220,000	230,624
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
7.500%, 06/02/2014 (S)	390,000	451,335
Wells Fargo & Company
3.000%, 12/09/2011	350,000	355,226
3.625%, 04/15/2015	220,000	232,215
5.000%, 11/15/2014	290,000	315,207
Wells Fargo Bank NA
5.950%, 08/26/2036	485,000	516,964
Westpac Banking Corp.
3.000%, 12/09/2015	230,000	233,032
Willis North America, Inc.
7.000%, 09/29/2019	150,000	169,880

The accompanying notes are an integral part of the financial statements.	246

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	$290,000	$329,168

		33,983,757
Health Care - 1.69%
Abbott Laboratories
4.125%, 05/27/2020	210,000	215,958
4.350%, 03/15/2014	350,000	380,375
Aetna, Inc.
6.000%, 06/15/2016	290,000	334,230
Amgen, Inc.
5.700%, 02/01/2019	145,000	166,183
5.750%, 03/15/2040	160,000	169,575
AstraZeneca PLC
5.900%, 09/15/2017	300,000	351,380
Baxter International, Inc.
5.900%, 09/01/2016	145,000	170,962
Becton Dickinson and Company
3.250%, 11/12/2020	160,000	153,316
Bristol-Myers Squibb Company
6.800%, 11/15/2026	140,000	174,383
Covidien International Finance SA
6.000%, 10/15/2017	287,000	337,497
Eli Lilly & Company
7.125%, 06/01/2025	220,000	284,306
Gilead Sciences, Inc.
4.500%, 04/01/2021	100,000	101,905
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	370,000	403,057
6.375%, 05/15/2038	140,000	164,380
Howard Hughes Medical Institute
3.450%, 09/01/2014	210,000	223,867
Johnson & Johnson
2.150%, 05/15/2016	120,000	120,449
5.850%, 07/15/2038	245,000	279,300
Life Technologies Corp.
5.000%, 01/15/2021	150,000	154,963
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	210,000	234,281
Pharmacia Corp.
6.500%, 12/01/2018	290,000	345,804
Quest Diagnostics, Inc.
5.450%, 11/01/2015	90,000	100,225
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	200,000	233,752
St. Jude Medical, Inc.
4.875%, 07/15/2019	100,000	108,901
UnitedHealth Group, Inc.
4.875%, 03/15/2015	31,000	34,045
5.800%, 03/15/2036	210,000	217,869
WellPoint, Inc.
6.375%, 06/15/2037	120,000	134,438
Wyeth
5.500%, 03/15/2013	385,000	417,082
6.000%, 02/15/2036	230,000	256,093

		6,268,576
Industrials - 1.69%
Allied Waste North America, Inc.
6.875%, 06/01/2017	200,000	217,250
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	160,000	171,015
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	260,000	294,420

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
CSX Corp.
6.250%, 04/01/2015	$205,000	$237,080
7.375%, 02/01/2019	290,000	357,072
Emerson Electric Company
4.875%, 10/15/2019	215,000	237,093
FedEx Corp.
8.000%, 01/15/2019	145,000	184,179
GATX Corp.
4.750%, 05/15/2015	170,000	180,826
General Dynamics Corp.
5.250%, 02/01/2014	265,000	294,655
General Electric Company
5.000%, 02/01/2013	525,000	559,973
Honeywell International, Inc.
3.875%, 02/15/2014	220,000	237,052
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	270,000	322,048
Lockheed Martin Corp., Series B
6.150%, 09/01/2036	250,000	280,116
Norfolk Southern Corp.
7.050%, 05/01/2037	200,000	250,487
Pitney Bowes, Inc.
6.250%, 03/15/2019	120,000	132,662
Roper Industries, Inc.
6.250%, 09/01/2019	100,000	113,408
Snap-On, Inc.
6.125%, 09/01/2021	210,000	240,907
The Boeing Company
8.750%, 09/15/2031	275,000	382,127
Tyco Electronics Group SA
6.550%, 10/01/2017	305,000	361,786
Union Pacific Corp.
6.625%, 02/01/2029	260,000	308,822
United Technologies Corp.
5.375%, 12/15/2017	285,000	330,481
6.125%, 02/01/2019	350,000	414,467
Waste Management, Inc.
6.125%, 11/30/2039	160,000	172,850

		6,280,776
Information Technology - 0.64%
Cisco Systems, Inc.
5.900%, 02/15/2039	250,000	270,104
Dell, Inc.
4.700%, 04/15/2013	225,000	239,987
Google, Inc.
3.625%, 05/19/2021	120,000	119,057
Hewlett-Packard Company
3.750%, 12/01/2020	150,000	148,229
4.750%, 06/02/2014	240,000	263,347
International Business Machines Corp.
5.600%, 11/30/2039	300,000	325,260
Microsoft Corp.
2.950%, 06/01/2014	200,000	210,619
Motorola Solutions, Inc.
6.000%, 11/15/2017	180,000	204,243
Oracle Corp.
5.750%, 04/15/2018	380,000	437,464
SAIC, Inc.
4.450%, 12/01/2020 (S)	150,000	155,649

		2,373,959
Materials - 0.82%
Agrium, Inc.
6.750%, 01/15/2019	250,000	297,055

The accompanying notes are an integral part of the financial statements.	247

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Alcoa, Inc.
6.750%, 07/15/2018	$325,000	$370,005
ArcelorMittal
5.375%, 06/01/2013	440,000	470,277
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	100,000	102,068
Commercial Metals Company
7.350%, 08/15/2018	140,000	154,866
CRH America, Inc.
8.125%, 07/15/2018	100,000	121,744
E.I. du Pont de Nemours & Company
5.875%, 01/15/2014	45,000	50,210
International Paper Company
8.700%, 06/15/2038	100,000	132,255
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	60,000	65,066
PPG Industries, Inc.
3.600%, 11/15/2020	100,000	97,878
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	240,000	269,260
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	110,000	129,548
The Dow Chemical Company
5.700%, 05/15/2018	140,000	156,078
5.900%, 02/15/2015	150,000	170,322
9.400%, 05/15/2039	130,000	200,905
The Sherwin-Williams Company
3.125%, 12/15/2014	110,000	116,551
Vale Overseas, Ltd.
6.875%, 11/10/2039	110,000	121,678

		3,025,766
Telecommunication Services - 1.50%
America Movil SAB de CV
5.000%, 03/30/2020 (S)	213,000	225,413
5.000%, 03/30/2020	480,000	507,973
American Tower Corp.
4.500%, 01/15/2018	150,000	150,939
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	138,000	151,699
AT&T Corp.
8.000%, 11/15/2031	11,000	14,672
AT&T, Inc.
5.350%, 09/01/2040	366,000	349,086
5.625%, 06/15/2016	200,000	226,975
6.700%, 11/15/2013	270,000	303,891
British Telecommunications PLC
5.950%, 01/15/2018	160,000	179,434
9.875%, 12/15/2030	160,000	228,274
CenturyTel, Inc.
7.600%, 09/15/2039	140,000	143,191
COX Communications, Inc.
9.375%, 01/15/2019 (S)	95,000	127,130
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	165,000	225,727
Qwest Corp.
8.375%, 05/01/2016	270,000	320,625
Telecom Italia Capital SA
7.721%, 06/04/2038	200,000	213,951
Telefonica Europe BV
8.250%, 09/15/2030	125,000	155,127
Verizon Communications, Inc.
5.250%, 04/15/2013	275,000	296,211
Verizon Global Funding Corp.
7.375%, 09/01/2012	250,000	270,293

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Verizon Wireless Capital LLC
7.375%, 11/15/2013	$330,000	$376,333
8.500%, 11/15/2018	210,000	275,074
Vodafone Group PLC
5.375%, 01/30/2015	515,000	576,240
5.450%, 06/10/2019	205,000	229,817

		5,548,075
Utilities - 2.47%
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021 (S)	207,000	210,518
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	265,000	328,793
Constellation Energy Group, Inc.
5.150%, 12/01/2020	150,000	156,735
7.600%, 04/01/2032	58,000	70,481
Dominion Resources, Inc.
5.000%, 03/15/2013	262,000	280,160
DTE Energy Company
6.350%, 06/01/2016	215,000	249,931
Duke Energy Carolinas LLC
5.625%, 11/30/2012	300,000	320,654
6.000%, 01/15/2038	140,000	158,119
7.000%, 11/15/2018	270,000	333,050
E.ON International Finance BV
5.800%, 04/30/2018 (S)	385,000	437,089
Enel Finance International NV
5.125%, 10/07/2019 (S)	300,000	312,864
6.000%, 10/07/2039 (S)	100,000	94,726
6.250%, 09/15/2017 (S)	144,000	164,080
Entergy Texas, Inc.
7.125%, 02/01/2019	135,000	161,098
Exelon Generation Company LLC
6.250%, 10/01/2039	100,000	103,864
FirstEnergy Corp.
6.450%, 11/15/2011	6,000	6,140
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	150,000	164,945
Florida Power & Light Company
5.650%, 02/01/2037	200,000	217,899
Florida Power Corp.
5.650%, 04/01/2040	220,000	237,977
Georgia Power Company
4.250%, 12/01/2019	130,000	137,091
5.950%, 02/01/2039	265,000	293,752
Indiana Michigan Power Company
6.050%, 03/15/2037	295,000	316,975
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	170,000	185,185
MidAmerican Energy Holdings Company
8.480%, 09/15/2028	365,000	482,588
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	265,000	319,522
NiSource Finance Corp.
6.800%, 01/15/2019	250,000	292,282
Oglethorpe Power Corp.
5.375%, 11/01/2040	150,000	148,244
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	140,000	176,122
Pacific Gas & Electric Company
6.050%, 03/01/2034	170,000	185,414
6.250%, 12/01/2013	355,000	397,387
Pennsylvania Electric Company
5.200%, 04/01/2020	200,000	212,309

The accompanying notes are an integral part of the financial statements.	248

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)(S)	$110,000	$115,362
Progress Energy, Inc.
4.400%, 01/15/2021	165,000	169,529
Public Service Electric & Gas Company
6.330%, 11/01/2013	355,000	396,211
San Diego Gas & Electric Company
6.125%, 09/15/2037	160,000	186,806
Southern California Edison Company
5.350%, 07/15/2035	345,000	360,551
Southwestern Public Service Company
8.750%, 12/01/2018	155,000	200,499
Virginia Electric and Power Company
8.875%, 11/15/2038	190,000	287,849
Wisconsin Electric Power Company
6.000%, 04/01/2014	230,000	260,449

		9,133,250

TOTAL CORPORATE BONDS (Cost $83,494,663)		$92,511,090

MUNICIPAL BONDS - 0.73%
California - 0.12%
State of California
7.500%, 04/01/2034	200,000	232,866
University of California
5.770%, 05/15/2043	220,000	226,294

		459,160
District of Columbia - 0.03%
Metropolitan Washington Airports Authority
7.462%, 10/01/2046	100,000	102,324
Georgia - 0.06%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	230,000	227,155
Illinois - 0.10%
State of Illinois
5.100%, 06/01/2033	285,000	250,797
7.350%, 07/01/2035	100,000	111,315

		362,112
Maryland - 0.07%
Maryland State Transportation Authority
5.888%, 07/01/2043	230,000	249,361
New Jersey - 0.08%
New Jersey State Turnpike Authority
7.102%, 01/01/2041	250,000	300,223
New York - 0.11%
New York State Dormitory Authority
5.628%, 03/15/2039	210,000	220,569
New York State Urban Development Corp.
5.770%, 03/15/2039	200,000	211,164

		431,733
North Carolina - 0.05%
North Carolina Turnpike Authority
6.700%, 01/01/2039	170,000	178,526
Texas - 0.05%
State of Texas
5.517%, 04/01/2039	160,000	172,600
Utah - 0.03%
State of Utah
4.554%, 07/01/2024	100,000	106,438

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Washington - 0.03%
State of Washington
5.481%, 08/01/2039	$100,000	$105,965

TOTAL MUNICIPAL BONDS (Cost $2,541,952)		$2,695,597

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.13%
Commercial & Residential - 6.13%
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A3,
5.390%, 09/10/2047	320,000	332,953
Series 2006-4, Class A4,
5.634%, 07/10/2046	410,000	451,831
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	700,000	772,205
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A3,
5.296%, 10/12/2042 (P)	610,000	629,456
Series 2006-PW12, Class A4,
5.903%, 09/11/2038 (P)	260,000	289,923
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.343%, 01/15/2046 (P)	680,000	744,246
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	760,000	834,347
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	340,000	358,074
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A2,
4.353%, 06/10/2048	398,425	398,748
Series 2005-C1, Class A3,
4.578%, 06/10/2048	540,000	558,650
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023%, 04/10/2040	1,020,000	1,090,047
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
5.992%, 08/10/2045 (P)	1,105,000	1,188,527
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	940,000	1,007,724
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	540,000	581,680
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	420,000	452,277
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	349,106	355,244
Series 2005-LDP5, Class A4,
5.371%, 12/15/2044 (P)	275,000	302,059
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	210,000	216,184
Series 2005-CB13, Class A3A1,
5.457%, 01/12/2043 (P)	880,000	910,434
Series 2006-CB14, Class A3A,
5.491%, 12/12/2044 (P)(S)	920,000	940,778
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
5.961%, 07/15/2044 (P)	660,000	732,060
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A2,
4.310%, 02/15/2030	96,340	96,552

The accompanying notes are an integral part of the financial statements.	249

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB-UBS Commercial
Mortgage Trust (continued)
Series 2006-C7, Class A3,
5.347%, 11/15/2038	$968,000	$1,054,568
Series 2007-C2, Class A3,
5.430%, 02/15/2040	710,000	769,308
Series 2006-C3, Class A4,
5.661%, 03/15/2039 (P)	380,000	418,975
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	145,000	159,585
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8, Class A2
5.928%, 08/12/2049 (P)	1,080,000	1,131,703
Morgan Stanley Capital I
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	870,000	925,137
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	788,254	794,973
Series 2006-T21, Class A2,
5.090%, 10/12/2052	165,227	164,940
Series 2007-T25, Class A3,
5.514%, 11/12/2049 (P)	1,295,000	1,441,779
Series 2007-T27, Class A4,
5.789%, 06/11/2042 (P)	1,630,000	1,832,066
Series 2006-T23, Class A2,
5.920%, 08/12/2041 (P)	297,820	300,987
Wachovia Bank Commercial Mortgage Trust
Series 2004-C12, Class A2,
5.001%, 07/15/2041	3,077	3,074
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	410,000	442,983

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $18,316,477)		$22,684,077

ASSET BACKED SECURITIES - 0.22%
American Express Credit Account
Master Trust, Series 2006-2, Class A
5.350%, 01/15/2014	440,000	440,844
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	372,049	375,105

TOTAL ASSET BACKED SECURITIES (Cost $819,812)		$815,949

SECURITIES LENDING COLLATERAL - 2.87%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	1,063,181	10,640,419

TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,639,961)		$10,640,419

SHORT-TERM INVESTMENTS - 5.91%
Money Market Funds - 5.91%
State Street Institutional U.S. Government
Money Market Fund, 0.0009% *	21,863,251	21,863,251

TOTAL SHORT-TERM INVESTMENTS (Cost $21,863,251)		$21,863,251

Total Investments (Total Bond Market Fund)
(Cost $373,501,805) - 106.72%		$395,055,192
Other assets and liabilities, net - (6.72%)		(24,872,451)

TOTAL NET ASSETS - 100.00%		$370,182,741

Total Return Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 23.56%
U.S. Government - 3.12%
Treasury Inflation Protected Securities
1.750%, 01/15/2028		$746,445	$777,819
2.000%, 01/15/2026		4,952,464	5,393,154
2.375%, 01/15/2025 to 01/15/2027		2,609,775	2,972,116
2.500%, 01/15/2029 (F)		13,214,477	15,315,367
3.875%, 04/15/2029 (F)		3,397,300	4,641,296
U.S. Treasury Notes
0.500%, 05/31/2013		39,200,000	39,227,558
2.625%, 11/15/2020		3,800,000	3,684,514
3.625%, 02/15/2021		5,100,000	5,362,966

			77,374,790
U.S. Government Agency - 20.44%
Federal Home Loan Mortgage Corp.
4.500%, TBA		26,000,000	26,892,657
4.500%, 03/01/2041		1,183,089	1,228,874
4.803%, 11/01/2035 (P)		358,638	382,233
5.500%, 12/01/2036 to 02/01/2039		8,827,424	9,564,281
6.000%, TBA		45,000,000	49,486,541
6.000%, 08/01/2026 to 05/01/2040		34,351,934	37,781,990
Federal National Mortgage Association
2.181%, 11/01/2034 (P)		320,780	330,993
2.231%, 05/01/2035 (P)		497,208	518,027
2.264%, 11/01/2035 (P)		251,408	255,231
2.329%, 01/01/2035 (P)		198,030	206,002
2.425%, 03/01/2035 (P)		126,595	132,437
2.684%, 06/01/2035 (P)		772,193	807,669
2.767%, 07/01/2034 (P)		198,791	208,210
3.500%, 02/01/2041		6,927,407	6,708,095
4.000%, 06/01/2025 to 02/01/2041		10,068,267	10,257,406
4.500%, TBA		85,700,000	89,144,571
4.500%, 03/01/2023 to 06/01/2041		105,991,134	110,392,705
4.745%, 09/01/2035 (P)		389,480	419,178
5.000%, TBA		45,000,000	47,900,853
5.000%, 02/01/2034 to 04/01/2037		5,037,845	5,387,905
5.500%, TBA		15,800,000	17,129,069
5.500%, 11/01/2013 to 04/01/2040		32,966,207	35,830,231
6.000%, TBA		500,000	550,085
6.000%, 10/01/2026 to 06/01/2040		39,141,956	43,124,884
Government National Mortgage
Association
3.500%, 11/15/2040 to 02/15/2041		11,999,995	11,788,529

			506,428,656

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $575,539,316)			$583,803,446

FOREIGN GOVERNMENT
OBLIGATIONS - 26.82%
Brazil - 0.29%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	6,400,000	4,370,781
12.500%, 01/05/2022		3,600,000	2,806,528

			7,177,309
Canada - 2.74%
Canada Housing Trust
1.375%, 01/27/2014		$3,200,000	3,237,853
2.750%, 12/15/2015 (S)	CAD	4,500,000	4,703,298
3.350%, 12/15/2020 (S)		4,100,000	4,232,837
4.000%, 06/15/2012 (S)		3,600,000	3,816,851
4.550%, 12/15/2012 (S)		3,600,000	3,886,150
4.800%, 06/15/2012 (S)		2,700,000	2,885,490
Canada Housing Trust No 1
3.950%, 12/15/2011 (S)		700,000	733,322

The accompanying notes are an integral part of the financial statements.	250

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Government of Canada
1.500%, 12/01/2012		2,200,000	$2,273,004
1.750%, 03/01/2013		4,700,000	4,872,273
2.000%, 08/01/2013 to 12/01/2014		8,900,000	9,222,069
2.250%, 08/01/2014		1,600,000	1,667,704
2.500%, 09/01/2013		5,200,000	5,460,416
3.000%, 12/01/2015		800,000	852,086
4.500%, 06/01/2015		600,000	675,454
Province of Ontario
4.200%, 03/08/2018		400,000	437,285
4.300%, 03/08/2017		1,300,000	1,436,595
4.400%, 06/02/2019		2,700,000	2,955,662
4.600%, 06/02/2039		1,100,000	1,185,913
4.700%, 06/02/2037		11,100,000	12,099,155
5.500%, 06/02/2018		700,000	820,037
Province of Quebec
4.500%, 12/01/2016 to 12/01/2020		300,000	329,304

			67,782,758
France - 0.35%
Societe Financement de
l’Economie Francaise
0.476%, 07/16/2012 (P)(S)		$2,000,000	2,004,460
2.125%, 05/20/2012	EUR	800,000	1,157,540
3.375%, 05/05/2014 (S)		$5,100,000	5,436,988

			8,598,988
Italy - 0.53%
Republic of Italy
2.100%, 09/15/2016 to 09/15/2021	EUR	5,262,447	7,357,911
2.350%, 09/15/2019		4,126,200	5,919,604

			13,277,515
Japan - 21.02%
Government of Japan
zero coupon 06/02/2011 to 08/22/2011	JPY	42,460,000,000	520,852,776
Mexico - 0.80%
Government of Mexico
6.000%, 06/18/2015	MXN	163,900,000	14,130,043
6.050%, 01/11/2040		$1,400,000	1,486,100
9.500%, 12/18/2014	MXN	45,000,000	4,336,088

			19,952,231
Russia - 0.44%
Government of Russia
3.625%, 04/29/2015		$400,000	406,880
7.500%, 03/31/2030		8,909,500	10,496,549

			10,903,429
South Korea - 0.03%
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		700,000	727,475
Spain - 0.47%
Instituto de Credito Oficial
2.941%, 03/25/2014 (P)(S)	EUR	3,900,000	5,574,536
Kingdom of Spain
4.650%, 07/30/2025		4,600,000	5,996,863

			11,571,399
Turkey - 0.15%
Republic of Turkey
7.000%, 09/26/2016		$3,200,000	3,668,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $655,903,214)			$664,511,880

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 29.89%
Consumer Discretionary - 0.70%
American Honda Finance Corp.
0.389%, 02/21/2012 (P)(S)	$550,000	$549,773
Banque PSA Finance
2.203%, 04/04/2014 (P)(S)	3,500,000	3,490,568
Comcast Corp.
5.875%, 02/15/2018	700,000	789,485
6.450%, 03/15/2037	700,000	760,902
General Motors Company, Escrow
Certificate
(I)	20,000	13,800
President and Fellows of Harvard
College
6.500%, 01/15/2039 (S)	7,900,000	9,871,603
Volkswagen International Finance NV
0.917%, 04/01/2014 (P)(S)	2,000,000	2,006,794

		17,482,925
Consumer Staples - 0.27%
CVS Pass-Through Trust
6.943%, 01/10/2030	278,378	313,534
Kraft Foods, Inc.
6.125%, 02/01/2018	2,500,000	2,876,128
6.875%, 02/01/2038	1,100,000	1,287,779
PepsiCo, Inc.
0.308%, 07/15/2011 (P)	410,000	410,093
Philip Morris International, Inc.
5.650%, 05/16/2018	1,600,000	1,823,914

		6,711,448
Energy - 1.92%
Cameron International Corp.
1.183%, 06/02/2014 (P)	2,400,000	2,404,300
Gazprom via Gaz Capital SA
6.212%, 11/22/2016 (S)	500,000	543,750
Gazprom via Gazprom International SA
7.201%, 02/01/2020	155,255	169,849
Gazprom via Morgan Stanley Bank AG
9.625%, 03/01/2013	300,000	339,000
Gazprom via White Nights Finance BV
10.500%, 03/08/2014 to 03/25/2014	6,800,000	8,177,487
Indian Oil Corp. Ltd.
4.750%, 01/22/2015	4,600,000	4,806,995
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	4,600,000	4,850,700
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)	700,000	722,841
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021	2,000,000	2,105,000
Petrobras International Finance Company
3.875%, 01/27/2016	5,900,000	6,037,777
Petroleos Mexicanos
6.500%, 06/02/2041 (S)	8,600,000	8,599,975
8.000%, 05/03/2019	6,500,000	7,962,500
Total Capital SA
4.450%, 06/24/2020	800,000	843,160

		47,563,334
Financials - 22.69%
AK Transneft OJSC via
TransCapitalInvest, Ltd.
8.700%, 08/07/2018 (S)	1,000,000	1,242,500
Allstate Life Global Funding Trusts
5.375%, 04/30/2013	2,500,000	2,705,138
Ally Financial, Inc.
3.466%, 02/11/2014 (P)	1,000,000	1,009,100
6.250%, 12/01/2017 (S)	5,500,000	5,665,869

The accompanying notes are an integral part of the financial statements.	251

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Ally Financial, Inc. (continued)
6.875%, 08/28/2012		$5,810,000	$6,071,450
7.000%, 02/01/2012		3,800,000	3,890,250
7.500%, 09/15/2020		1,500,000	1,614,375
8.300%, 02/12/2015		6,500,000	7,247,500
American Express Bank FSB
5.500%, 04/16/2013		3,500,000	3,762,028
6.000%, 09/13/2017		200,000	229,232
American Express Centurion Bank
6.000%, 09/13/2017		200,000	229,354
American Express Company
7.000%, 03/19/2018		2,700,000	3,242,562
American Express Credit Corp.
5.375%, 10/01/2014	GBP	8,100,000	14,188,414
5.875%, 05/02/2013		$2,300,000	2,488,855
American Express Travel Related
Services Company, Inc.
5.250%, 11/21/2011 (S)		1,366,000	1,395,664
American International Group, Inc.
0.409%, 03/20/2012 (P)		4,200,000	4,170,793
4.950%, 03/20/2012		22,268,000	22,880,370
5.850%, 01/16/2018		5,400,000	5,748,813
6.250%, 03/15/2037		1,100,000	1,017,500
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,100,000	3,382,388
Australia & New Zealand Banking
Group, Ltd.
2.125%, 01/10/2014 (S)		3,000,000	3,042,126
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	600,000	836,692
Banco Santander Brasil SA
zero coupon 07/13/2011 (S)		$8,600,000	8,582,800
4.250%, 01/14/2016 (S)		2,500,000	2,506,250
4.500%, 04/06/2015 (S)		400,000	406,354
Banco Santander Chile
1.524%, 04/20/2012 (P)(S)		3,800,000	3,803,732
Bank of America Corp.
0.591%, 08/15/2016 (P)		1,100,000	1,024,498
6.500%, 08/01/2016		7,900,000	8,937,183
Bank of America NA
6.000%, 10/15/2036		900,000	917,656
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		700,000	723,222
Bank of Montreal
2.850%, 06/09/2015 (S)		1,400,000	1,449,108
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		1,400,000	1,382,459
Barclays Bank PLC
2.375%, 01/13/2014		1,100,000	1,121,736
5.000%, 09/22/2016		9,700,000	10,475,166
5.450%, 09/12/2012		23,000,000	24,340,072
6.050%, 12/04/2017 (S)		2,900,000	3,126,331
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		900,000	905,782
6.500%, 03/10/2021 (S)		1,900,000	1,915,873
BNP Paribas SA
1.190%, 01/10/2014 (P)		6,100,000	6,126,907
BNP Paribas SA (5.186% to 06/29/2015,
then 3 month LIBOR + 1.680%)
06/29/2015 (Q)(S)		7,600,000	7,296,000
BPCE SA
2.375%, 10/04/2013 (S)		600,000	610,001

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
C10 Capital SPV, Ltd. (6.722% to
12/31/2016, then 3 month
LIBOR + 4.710%)
12/31/2016 (Q)(S)		$1,700,000	$1,317,500
Caelus Re, Ltd.
6.561%, 06/07/2011 (P)(S)		1,200,000	1,196,280
CIT Group, Inc.
5.250%, 04/01/2014 (S)		600,000	611,221
7.000%, 05/01/2014 to 05/01/2017		2,438,664	2,456,540
Citigroup, Inc.
1.111%, 02/15/2013 (P)		2,100,000	2,110,876
2.262%, 08/13/2013 (P)		400,000	410,181
5.300%, 10/17/2012		800,000	843,569
5.500%, 08/27/2012 to 10/15/2014		20,800,000	22,443,736
5.625%, 08/27/2012		1,700,000	1,782,705
5.850%, 07/02/2013		600,000	648,758
6.000%, 08/15/2017		900,000	1,005,541
6.125%, 08/25/2036		3,500,000	3,515,288
8.500%, 05/22/2019		2,200,000	2,762,791
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2019	EUR	1,500,000	2,062,706
Countrywide Financial Corp.
5.800%, 06/07/2012		$3,300,000	3,455,800
Credit Suisse/New York NY
2.200%, 01/14/2014		1,300,000	1,322,803
Danske Bank A/S
2.500%, 05/10/2012 (S)		2,500,000	2,538,215
Deutsche Bank AG/London
6.000%, 09/01/2017		4,600,000	5,268,132
Dexia Credit Local
0.753%, 04/29/2014 (P)(S)		7,100,000	7,081,888
0.959%, 09/23/2011 (P)(S)		5,200,000	5,206,755
Export-Import Bank of Korea
1.050%, 03/03/2012 (S)	SGD	4,400,000	3,564,202
4.000%, 01/29/2021		$600,000	565,353
Export-import Bank of Korea
5.125%, 06/29/2020		1,100,000	1,138,112
Ford Motor Credit Company LLC
3.033%, 01/13/2012 (P)		1,300,000	1,308,242
7.250%, 10/25/2011		100,000	101,966
7.500%, 08/01/2012		3,500,000	3,705,223
7.800%, 06/01/2012		7,800,000	8,205,070
8.000%, 12/15/2016		1,000,000	1,157,693
Fortis Bank Nederland Holding NV
3.000%, 04/17/2012	EUR	500,000	727,560
General Electric Capital Corp. (5.500%
to 09/15/2017, then 3 month
EURIBOR + 2.000%)
09/15/2067 (S)		9,900,000	13,303,215
General Electric Capital Corp. (6.375%
to 11/15/2017, then 3 month
LIBOR + 2.289%)
11/15/2067		$4,100,000	4,264,000
HSBC Bank PLC
2.000%, 01/19/2014 (S)		1,400,000	1,413,689
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037		2,100,000	2,243,373
Icici Bank, Ltd./dubai
4.750%, 11/25/2016 (S)		10,400,000	10,405,834
ING Bank NV
1.107%, 03/30/2012 (P)(S)		18,700,000	18,771,116
International Lease Finance Corp.
1.037%, 08/15/2011 (P)	EUR	7,600,000	10,828,539
5.750%, 05/15/2016		$600,000	604,811

The accompanying notes are an integral part of the financial statements.	252

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Intesa Sanpaolo SpA
2.375%, 12/21/2012		$12,700,000	$12,794,298
2.658%, 02/24/2014 (P)(S)	EUR	3,300,000	3,380,190
IPIC, Ltd.
5.000%, 11/15/2020 (S)		800,000	798,000
JPMorgan Chase & Company
0.992%, 09/26/2013 (P)		3,800,000	5,412,339
6.000%, 01/15/2018		2,300,000	2,596,107
JPMorgan Chase Bank NA
6.000%, 10/01/2017		3,900,000	4,384,786
LeasePlan Corp. NV
3.125%, 02/10/2012	EUR	1,900,000	2,759,215
Lehman Brothers Holdings, Inc.
6.875%, 05/02/2018 (H)		$1,100,000	294,250
11/24/2008 to 12/23/2010 (H)		20,100,000	5,150,625
Lloyds TSB Bank PLC
4.875%, 01/21/2016		1,700,000	1,771,172
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013		1,400,000	1,490,514
6.050%, 08/15/2012		900,000	951,774
6.400%, 08/28/2017		3,100,000	3,478,684
6.875%, 04/25/2018		7,600,000	8,661,142
MetLife, Inc.
6.400%, 12/15/2036		900,000	897,166
Metropolitan Life Global Funding I
0.683%, 07/13/2011 (P)(S)		12,100,000	12,105,869
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)		1,900,000	2,027,374
Morgan Stanley
2.761%, 05/14/2013 (P)		4,100,000	4,219,909
6.250%, 08/28/2017		800,000	893,131
7.300%, 05/13/2019		300,000	345,472
Mystic Re, Ltd.
10.311%, 06/07/2011 (P)(S)		700,000	700,000
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		2,600,000	2,803,518
Nationwide Building Society
6.250%, 02/25/2020 (S)		3,000,000	3,213,678
Nordea Bank AB
2.125%, 01/14/2014 (S)		600,000	606,457
Northern Rock Asset Management PLC
5.625%, 06/22/2017 (S)		15,300,000	16,297,759
Pacific LifeCorp.
6.000%, 02/10/2020 (S)		700,000	766,597
Pricoa Global Funding I
0.373%, 01/30/2012 (P)(S)		3,200,000	3,189,642
0.509%, 09/27/2013 (P)(S)		2,700,000	2,665,489
Principal Life Income Funding Trusts
5.300%, 04/24/2013		2,200,000	2,374,907
5.550%, 04/27/2015		3,500,000	3,887,625
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)		1,200,000	1,228,500
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (I)(Q)(S)		6,800,000	6,290,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		5,000,000	4,737,500
Royal Bank of Scotland PLC
3.000%, 12/09/2011 (S)		5,900,000	5,984,246
3.950%, 09/21/2015		1,600,000	1,622,822
RZD Capital, Ltd.
5.739%, 04/03/2017		1,100,000	1,174,250

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Santander US Debt SA Unipersonal
1.107%, 03/30/2012 (P)(S)		$13,900,000	$13,900,264
2.991%, 10/07/2013 (S)		5,700,000	5,728,922
SLM Corp.
0.504%, 10/25/2011 (P)		200,000	199,511
0.964%, 11/15/2011 (P)	EUR	5,400,000	7,639,681
1.044%, 06/17/2013 (P)	EUR	2,100,000	2,888,604
5.375%, 05/15/2014		$500,000	524,019
6.250%, 01/25/2016		600,000	628,471
Spingleaf Finance Corp.
3.250%, 01/16/2013	EUR	2,193,000	2,986,531
Springleaf Finance Corp.
4.875%, 07/15/2012		$600,000	603,000
6.900%, 12/15/2017		2,700,000	2,565,000
State Bank of India/London
4.500%, 07/27/2015 (S)		1,700,000	1,765,868
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)		2,450,139	2,489,881
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)		1,300,000	1,312,527
Swedbank AB
3.625%, 12/02/2011	EUR	100,000	145,174
Sydney Airport Finance
Company Pty, Ltd.
5.125%, 02/22/2021 (S)		$400,000	406,801
Temasek Financial I, Ltd.
4.300%, 10/25/2019 (S)		1,600,000	1,656,752
The Bear Stearns Companies LLC
6.950%, 08/10/2012		4,100,000	4,399,189
The Goldman Sachs Group, Inc.
1.042%, 05/23/2016 (P)	EUR	600,000	815,771
5.625%, 01/15/2017		$1,300,000	1,396,594
6.150%, 04/01/2018		7,500,000	8,223,255
6.250%, 09/01/2017		5,400,000	5,969,333
6.375%, 05/02/2018	EUR	700,000	1,093,397
The Royal Bank of Scotland PLC
2.625%, 05/11/2012 (S)		$3,100,000	3,162,623
TNK-BP Finance SA
6.125%, 03/20/2012 (S)		500,000	518,150
Turkiye Garanti Bankasi Asturkiye
Garanti Bankasi
2.774%, 04/20/2016 (P)(S)		900,000	902,250
UBS AG/Stamford CT
1.273%, 01/28/2014 (P)		1,000,000	1,008,189
1.359%, 02/23/2012 (P)		9,100,000	9,165,575
5.750%, 04/25/2018		1,900,000	2,113,988
5.875%, 12/20/2017		2,100,000	2,377,893
Vnesheconombank Via VEB
Finance, Ltd.
5.450%, 11/22/2017 (S)		700,000	722,659
Wachovia Corp.
0.408%, 10/15/2011 (P)		1,100,000	1,100,656
5.750%, 02/01/2018		6,200,000	6,976,203
Westpac Banking Corp.
0.756%, 07/16/2014 (P)(S)		1,000,000	1,004,309
3.585%, 08/14/2014 (S)		1,600,000	1,707,773

			562,115,206
Health Care - 0.48%
Amgen, Inc.
6.150%, 06/01/2018		9,100,000	10,700,563
AstraZeneca PLC
5.900%, 09/15/2017		1,000,000	1,171,268

			11,871,831

The accompanying notes are an integral part of the financial statements.	253

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials - 0.99%
Caterpillar, Inc.
0.425%, 05/21/2013 (P)	$8,500,000	$8,505,015
International Lease Finance Corp.
6.750%, 09/01/2016 (S)	1,300,000	1,410,500
Noble Group, Ltd.
4.875%, 08/05/2015 (S)	1,000,000	1,040,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)	12,800,000	13,472,000

		24,427,515
Information Technology - 0.40%
Hewlett-Packard Company
0.534%, 05/24/2013 (P)	9,900,000	9,907,178
Materials - 1.70%
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020	300,000	308,565
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)	800,000	800,000
C8 Capital SPV, Ltd. (6.640% to
12/31/2014, then 3 month
LIBOR + 4.400%)
12/31/2014 (Q)(S)	4,500,000	3,465,000
CSN Resources SA
6.500%, 07/21/2020	2,600,000	2,769,000
6.500%, 07/21/2020 (S)	8,000,000	8,520,000
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	600,000	601,500
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)	10,400,000	11,674,000
7.250%, 10/20/2017	2,900,000	3,255,250
Rohm & Haas Company
6.000%, 09/15/2017	1,500,000	1,720,544
The Dow Chemical Company
4.850%, 08/15/2012	7,000,000	7,319,270
6.000%, 10/01/2012	800,000	852,045
Vale Overseas, Ltd.
4.625%, 09/15/2020	900,000	894,776

		42,179,950
Telecommunication Services - 0.25%
Qtel International Finance, Ltd.
4.750%, 02/16/2021 (S)	3,000,000	2,917,500
Telecom Italia Capital SA
0.886%, 07/18/2011 (P)	3,200,000	3,201,203

		6,118,703
Utilities - 0.49%
Comision Federal de Electricidad
4.875%, 05/26/2021 (S)	11,900,000	11,825,625
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)	400,000	404,399

		12,230,024

TOTAL CORPORATE BONDS (Cost $720,025,248)		$740,608,114

CONVERTIBLE BONDS - 0.46%
Energy - 0.46%
Transocean, Inc.
1.500%, 12/15/2037	11,500,000	11,471,250

TOTAL CONVERTIBLE BONDS (Cost $10,704,121)		$11,471,250

TERM LOANS (M) - 0.39%
Consumer Discretionary - 0.05%
Ford Motor Company
2.950%, 12/15/2013	1,176,032	1,175,848

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)

Financials - 0.34%
AGFS Funding Company
05/05/2017 (T)	$5,200,000	$5,191,878
CIT Group, Inc.
6.250%, 08/11/2015	621,689	627,615
Petroleum Export, Ltd.
3.309%, 12/20/2012	2,570,700	2,547,134

		8,366,627

TOTAL TERM LOANS (Cost $9,548,670)		$9,542,475

MUNICIPAL BONDS - 3.29%
California - 1.93%
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	1,000,000	1,032,460
California State University
6.434%, 11/01/2030	1,200,000	1,249,500
California Statewide Communities
Development Authority
6.400%, 06/01/2039	12,900,000	13,220,307
City of Los Angeles, CA
5.713%, 06/01/2039	1,000,000	966,560
Los Angeles Unified School District
4.500%, 07/01/2023	5,000,000	5,118,750
6.758%, 07/01/2034	2,700,000	3,140,883
San Diego Tobacco Settlement Revenue
Funding Corp.
7.125%, 06/01/2032	1,450,000	1,085,833
State of California
5.650%, 04/01/2039	800,000	854,080
7.500%, 04/01/2034	2,600,000	3,027,258
7.550%, 04/01/2039	900,000	1,061,379
7.600%, 11/01/2040	1,600,000	1,896,288
7.950%, 03/01/2036	7,900,000	8,790,093
Tobacco Securitization Authority of
Southern California
5.125%, 06/01/2046	1,500,000	925,710
University of California
6.270%, 05/15/2031	5,300,000	5,456,774

		47,825,875
Illinois - 0.42%
Chicago Transit Authority
6.200%, 12/01/2040	1,000,000	985,260
Chicago Transit Authority, Series A
6.300%, 12/01/2021	100,000	108,235
6.899%, 12/01/2040	2,700,000	2,930,445
Chicago Transit Authority, Series B
6.300%, 12/01/2021	300,000	324,705
6.899%, 12/01/2040	2,600,000	2,821,910
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	206,220
State of Illinois
4.071%, 01/01/2014	2,100,000	2,177,196
6.725%, 04/01/2035	800,000	835,496

		10,389,467
Iowa - 0.03%
Tobacco Settlement Authority of Iowa,
Series A
6.500%, 06/01/2023	895,000	809,778
Louisiana - 0.11%
State of Louisiana
3.000%, 05/01/2043 (P)	2,600,000	2,589,054

The accompanying notes are an integral part of the financial statements.	254

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
Nevada - 0.07%
County of Clark
6.820%, 07/01/2045		$1,400,000	$1,561,308
Truckee Meadows Water Authority,
Series A
5.000%, 07/01/2036		200,000	192,254

			1,753,562
New Jersey - 0.37%
New Jersey State Turnpike Authority
7.414%, 01/01/2040		7,400,000	9,153,800
North Carolina - 0.01%
North Carolina Turnpike Authority
6.700%, 01/01/2039		300,000	315,045
Ohio - 0.08%
American Municipal Power-Ohio, Inc.
8.084%, 02/15/2050		1,600,000	2,049,568
Texas - 0.11%
City of San Antonio, TX
6.308%, 02/01/2037		2,600,000	2,793,076
West Virginia - 0.09%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047		3,120,000	2,201,472
Wisconsin - 0.07%
Badger Tobacco Asset
Securitization Corp.
6.125%, 06/01/2027		1,520,000	1,572,835

TOTAL MUNICIPAL BONDS (Cost $76,762,032)			$81,453,532

CAPITAL PREFERRED SECURITIES - 1.17%
Financials - 1.17%
BAC Capital Trust VII
5.250%, 08/10/2035	GBP	1,000,000	1,307,758
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month
LIBOR + 4.170%)
12/21/2057		$20,525,000	21,089,438
JPMorgan Chase Capital XX
6.550%, 09/29/2036		400,000	410,210
MUFG Capital Finance 5, Ltd. (6.299%
to 01/25/2017, then 6 month GBP
LIBOR + 2.060%)
01/25/2017 (Q)	GBP	1,500,000	2,368,799
State Street Capital Trust III
5.300%, 07/14/2011 (Q)		2,900,000	2,901,972
State Street Capital Trust IV
1.310%, 06/15/2037 (P)		400,000	337,930
USB Capital IX
3.500%, 07/14/2011 (Q)		300,000	252,336
ZFS Finance USA Trust IV (5.875% to
05/09/2012, then 3 month
LIBOR + 1.815%)
05/09/2032 (S)		321,000	324,364

			28,992,807

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $19,310,447)			$28,992,807

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.76%
Commercial & Residential - 4.98%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.194%, 02/25/2045 (P)		$162,169	$144,594
Arran Residential
Mortgages Funding PLC
Series 2010-1A, Class A1B,
2.620%, 05/16/2047 (P)(S)	EUR	964,654	1,389,604
Series 2010-1A, Class A2B,
2.820%, 05/16/2047 (P)(S)		3,100,000	4,466,624
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.948%, 11/15/2015 (P)(S)		1,076,156	1,012,949
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (P)		2,700,000	2,551,758
Series 2011-RR5, Class 12A1,
5.923%, 03/26/2037 (P)		400,000	311,349
Series 2011-RR5, Class 5A1,
6.385%, 08/26/2037 (P)(S)		6,000,000	5,909,765
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
3.040%, 11/25/2034 (P)		2,351,582	1,912,323
Series 2004-9, Class 22A1,
3.586%, 11/25/2034 (P)		647,705	626,698
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1
2.932%, 09/25/2035 (P)		885,798	665,012
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		400,000	429,316
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)		1,000,000	1,103,185
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		4,300,000	4,730,666
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.660%, 12/25/2035 (P)		743,950	666,610
Series 2005-11, Class A2A,
2.670%, 12/25/2035 (P)		331,240	309,109
Commercial Mortgage Pass Through
Certificates, Series 2006-C8, Class A4
5.306%, 12/10/2046		2,900,000	3,122,964
Countrywide Alternative Loan Trust
Series 2005-81, Class A1,
0.474%, 02/25/2037 (P)		5,961,356	3,464,389
Series 2005-62, Class 2A1,
1.295%, 12/25/2035 (P)		7,621,962	4,851,745
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-HYB9, Class 1A1,
2.797%, 02/20/2035 (P)		2,844,684	2,350,292
Series 2005-HYB9, Class 3A2A,
3.017%, 02/20/2036 (P)		419,524	339,095
Series 2004-22, Class A3,
3.104%, 11/25/2034 (P)		1,662,390	1,403,691
Credit Suisse Mortgage Capital
Certificates, Series 2006-C2, Class A3
5.661%, 03/15/2039 (P)		300,000	329,463
European Loan Conduit, Series 25X,
Class A
1.570%, 05/15/2019 (P)	EUR	276,269	366,438

The accompanying notes are an integral part of the financial statements.	255

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GE Capital Commercial Mortgage Corp.,
Series 2002-3A, Class A1
4.229%, 12/10/2037		$368,157	$368,228
Granite Master Issuer PLC,
Series 2005-1, Class A5
1.420%, 12/20/2054 (P)	EUR	3,525,400	4,895,832
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.274%, 10/25/2046 (P)		350,061	327,649
Series 2006-AR8, Class 1A1A,
0.274%, 01/25/2047 (P)		338,781	321,488
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		100,000	107,776
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,400,000	1,516,259
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
1.143%, 03/06/2020 (P)(S)		2,702,635	2,668,782
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.174%, 11/25/2035 (P)		1,683,321	1,619,085
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.677%, 10/15/2054 (P)(S)	EUR	1,700,000	2,455,697
Homebanc Mortgage Trust,
Series 2005-4, Class A1
0.464%, 10/25/2035 (P)		$5,576,648	4,130,729
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)		3,000,000	2,990,725
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		3,000,000	3,235,038
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		400,000	433,727
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		1,000,000	1,099,009
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
5.022%, 02/25/2035 (P)		763,891	765,670
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		299,673	280,407
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.638%, 12/15/2030 (P)		2,884,050	2,717,268
Merrill Lynch Commercial Trust,
Series 2008-LAQA, Class A1
0.744%, 07/09/2021 (P)(S)		4,998,969	4,786,228
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.404%, 02/25/2036 (P)		964,463	703,073
Series 2005-2, Class 3A,
1.211%, 10/25/2035 (P)		449,489	396,094
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4
5.485%, 03/12/2051 (P)		2,000,000	2,156,549
MLCC Mortgage Investors, Inc.,
Series 2005-3, Class 4A
0.444%, 11/25/2035 (P)		219,491	189,617

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I
Series 2007-XLFA, Class A1,
0.258%, 10/15/2020 (P)(S)		$449,100	$434,059
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		3,192,800	3,291,790
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049		200,000	220,418
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
5.807%, 08/12/2045 (P)(S)		1,000,000	1,102,554
RBSSP Resecuritization Trust,
Series 2011-3, Class 2A1
0.444%, 02/26/2037 (P)(S)		3,600,000	2,977,524
Structured Asset
Mortgage Investments, Inc.
Series 2007-AR2, Class 2A1,
0.324%, 03/25/2037 (P)		2,577,816	1,507,424
Series 2005-AR5, Class A3,
0.447%, 07/19/2035 (P)		1,942,693	1,770,182
Series 2005-AR8, Class A1A,
0.474%, 02/25/2036 (P)		524,398	332,933
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.756%, 10/25/2035 (P)(S)		787,984	643,861
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1,
0.304%, 11/25/2046 (P)		896,692	887,047
Series 2006-5, Class A1,
0.314%, 10/25/2046 (P)		2,220,456	2,207,289
Titan Europe PLC, Series, 2007-3X,
Class A1
1.099%, 10/23/2016 (P)	GBP	6,798,711	8,972,774
Wachovia Bank
Commercial Mortgage Trust
Series 2007-WHL8, Class A1,
0.278%, 06/15/2020 (P)(S)		$3,023,865	2,817,019
Series 2006-WL7A, Class A1,
0.288%, 09/15/2021 (P)(S)		6,066,155	5,835,034
WaMu Mortgage Pass Through
Certificates, Series 2005-AR19,
Class A1A1
0.464%, 12/25/2045 (P)		2,505,830	2,051,904
WaMu Mortgage Pass-Through
Certificates, Series 2002-AR17,
Class 1A
1.495%, 11/25/2042 (P)		156,610	135,570
Washington Mutual, Inc., Series 2001-7,
Class A
1.503%, 05/25/2041 (P)		95,955	87,874
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR2, Class 2A1,
2.754%, 03/25/2036 (P)		1,641,468	1,473,180
Series 2006-AR2, Class 2A5,
2.754%, 03/25/2036 (P)		5,117,517	4,380,815
Series 2004-CC, Class A1,
4.907%, 01/25/2035 (P)		1,542,098	1,521,059

			123,272,879
U.S. Government Agency - 0.78%
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.348%, 07/15/2019 (P)		1,453,598	1,454,587

The accompanying notes are an integral part of the financial statements.	256

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3335, Class FT,
0.348%, 08/15/2019 (P)	$3,502,684	$3,505,324
Series 3149, Class LF,
0.498%, 05/15/2036 (P)	1,198,729	1,194,228
Series 2637, Class F,
0.598%, 06/15/2018 (P)	153,255	153,866
Series T-63, Class 1A1,
1.507%, 02/25/2045 (P)	152,361	147,284
Federal National Mortgage Association
Series 2007-73, Class A1,
0.254%, 07/25/2037 (P)	1,598,696	1,580,334
Series 2005-120, Class NF,
0.294%, 01/25/2021 (P)	4,648,023	4,647,112
Series 2007-30, Class AF,
0.504%, 04/25/2037 (P)	1,655,108	1,637,866
Series 2003-W6, Class F,
0.544%, 09/25/2042 (P)	1,438,121	1,414,822
Series 2005-75, Class FL,
0.644%, 09/25/2035 (P)	3,050,399	3,023,524
Series 2006-5, Class 3A2,
2.535%, 05/25/2035 (P)	200,466	207,348
Series 2003-37, Class HY,
5.000%, 12/25/2016	345,025	344,397
Series 2003-21, Class M,
5.000%, 02/25/2017	65,563	66,464

		19,377,156

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $147,754,110)		$142,650,035

ASSET BACKED SECURITIES - 2.48%
Access Group, Series 2008-1, Class A
1.574%, 10/27/2025 (P)	8,666,800	8,753,943
Bank of America Credit Card Trust,
Series 2008-A5, Class A5
1.398%, 12/16/2013 (P)	5,100,000	5,106,582
Bear Stearns Asset
Backed Securities Trust
Series 2007-HE1, Class 21A1,
0.254%, 01/25/2037 (P)	1,135,147	1,068,752
Series 2007-HE5, Class 1A1,
0.284%, 06/25/2047 (P)	413,394	398,357
BNC Mortgage Loan Trust,
Series 2007-2, Class A2
0.294%, 05/25/2037 (P)	1,101,644	973,127
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.514%, 10/25/2035 (P)	781,654	733,066
Citibank Omni Master Trust,
Series 2009-A8, Class A8
2.298%, 05/16/2016 (P)(S)	19,505,000	19,761,900
Countrywide Asset-Backed Certificates,
Series 2007-1, Class 2A1
0.244%, 07/25/2037 (P)	2,198,941	2,143,912
First Franklin Mortgage Loan Asset
Backed Certificates, Series 2006-FF15,
Class A3
0.244%, 11/25/2036 (P)	112,037	111,353
GSAMP Trust, Series 2007-FM1,
Class A2A
0.264%, 12/25/2036 (P)	436,614	322,183

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
HFC Home Equity Loan Asset Backed
Certificates, Series 2005-1, Class A
0.486%, 01/20/2034 (P)		$1,981,752	$1,775,273
Hillmark Funding, Series 2006-1A,
Class A1
0.509%, 05/21/2021 (P)(S)		7,100,000	6,704,161
HSBC Asset Loan Obligation,
Series 2007-WF1, Class A1
0.254%, 12/25/2036 (P)		1,286,515	1,252,322
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
0.244%, 12/25/2036 (P)		27,249	27,031
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV1
0.254%, 03/25/2047 (P)		922,824	776,861
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.754%, 10/25/2034 (P)		58,753	47,451
Master Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.274%, 05/25/2037 (P)		403,424	385,221
Park Place Securities, Inc.,
Series 2004-MCW1, Class A1
0.507%, 10/25/2034 (P)		63,542	63,192
Penta CLO SA, Series 2007-1X,
Class A1
1.478%, 06/04/2024 (P)	EUR	968,307	1,264,593
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.254%, 12/25/2036 (P)		$536,457	179,960
SLM Student Loan Trust, Series 2009-B,
Class A1
6.198%, 07/15/2042 (P)(S)		6,925,522	6,626,154
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027		1,584,093	1,729,119
Specialty Underwriting & Residential
Finance, Series 2007-BC1, Class A2A
0.254%, 01/25/2038 (P)		949,393	860,214
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
0.244%, 10/25/2036 (P)		52,990	52,832
Wind River CLO, Ltd., Series 2004-1A,
Class A1
0.639%, 12/19/2016 (P)(S)		267,568	260,610

TOTAL ASSET BACKED SECURITIES (Cost $62,149,325)			$61,378,169

PREFERRED SECURITIES - 0.69%
Financials - 0.69%
Commercial Banks
Wells Fargo & Company,
Series L, 7.500%		11,000	11,935,000
Diversified Financial Services
Citigroup, Inc., Series 1, 6.150%		445,000	5,101,925
Insurance
American International
Group, Inc., 8.500%		6,200	10,602

			17,047,527

TOTAL PREFERRED SECURITIES (Cost $16,024,604)			$17,047,527

The accompanying notes are an integral part of the financial statements.	257

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS PURCHASED - 0.01%
Calls - 0.01%
Over the Counter USD Purchased
Options (Expiration Date: 04/30/2012;
Strike Price : $1.25; Counterparty: The
Royal Bank of Scotland PLC) (I)	35,200,000	$185,427

TOTAL OPTIONS PURCHASED (Cost $138,908)		$185,427

SHORT-TERM INVESTMENTS - 16.37%
Repurchase Agreement - 5.00%
JPMorgan Tri-Party Repurchase
Agreement dated 05/31/2011 at
0.120% to be repurchased at
$6,600,022 on 06/01/2011,
collateralized by $6,450,000 Federal
Farm Credit Bank, 2.270% due
12/24/2013 (valued at $6,691,501,
including interest)	$6,600,000	$6,600,000
Barclays Bank Tri-Party Repurchase
Agreement dated 5/31/2011 at 0.130%
to be repurchased at $6,600,024 on
06/01/2011, collateralized by
$6,453,420 Government National
Mortgage Association, 4.500% due
09/20/2040 (valued at $6,817,984,
including interest)	6,600,000	6,600,000
Bank of America Tri-Party Repurchase
Agreement dated 05/31/2011 at
0.120% to be repurchased at
$58,500,195 on 06/01/2011,
collateralized by $67,568,000
U.S. Treasury Bonds, 3.500% due
02/15/2039 (valued at $60,462,511,
including interest)	58,500,000	58,500,000
Repurchase Agreement with State
Street Corp. dated 05/31/2011 at
0.010% to be repurchased at
$9,542,003 on 06/01/2011,
collateralized by $9,485,000 Federal
Home Loan Bank., 2.000% due
09/14/2012 (valued at $9,733,981,
including interest)	9,542,000	9,542,000
Citigroup Tri-Party Repurchase
Agreement dated 05/31/2011 at
0.130% to be repurchased at
$6,600,024 on 06/01/2011,
collateralized by $6,735,000 Federal
National Mortgage Association,
0.970% due 10/29/2013 (valued at
$6,739,842, including interest)	6,600,000	6,600,000
BNP Tri-Party Repurchase Agreement
dated 05/31/2011 at 0.110% to be
repurchased at $31,900,097 on
06/01/2011, collateralized by
$23,859,300 U.S. Treasury Bonds,
2.375% due 01/15/2025 (valued at
$32,806,027, including interest)	31,900,000	31,900,000
Morgan Stanley Tri-Party Repurchase
Agreement dated 05/31/2011 at
0.110% to be repurchased at
$4,000,012 on 06/01/2011,
collateralized by $4,082,700
U.S. Treasury Bill, 0.010% due
11/17/2011 (valued at $4,080,772,
including interest)	4,000,000	4,000,000

		123,742,000

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Commercial Paper* - 10.52%
Banco Bradesco SA
1.291%, 06/27/2011	$22,100,000	$22,021,545
Bank of Nova Scotia
0.020%, 08/09/2012	3,700,000	3,698,890
Itau Unibanco Holding SA
1.282%, 07/11/2011	8,800,000	8,787,331
1.403%, 12/05/2011	2,100,000	2,084,354
Kells Funding LLC
0.226%, 09/02/2011	14,500,000	14,491,385
0.238%, 08/19/2011	8,900,000	8,895,313
0.248%, 08/16/2011	1,500,000	1,499,208
0.258%, 09/02/2011	25,000,000	24,983,208
0.258%, 10/05/2011	4,000,000	3,996,360
0.258%, 10/05/2011	4,000,000	3,996,360
0.266%, 10/04/2011	19,700,000	19,681,531
0.268%, 10/04/2011	4,000,000	3,996,250
0.277%, 06/10/2011	2,300,000	2,299,839
0.277%, 06/29/2011	5,400,000	5,398,881
0.277%, 07/08/2011	11,200,000	11,197,043
0.278%, 07/13/2011	2,800,000	2,799,085
0.278%, 07/18/2011	4,300,000	4,298,590
0.297%, 07/07/2011	7,000,000	6,997,900
0.298%, 10/03/2011	25,000,000	24,974,167
0.308%, 11/16/2011	6,300,000	6,290,886
0.353%, 09/07/2011	1,200,000	1,198,824
Nissan Motor Acceptance Corp.
0.587%, 06/22/2011	3,600,000	3,598,740
Straight A Funding LLC
0.116%, 06/01/2011	500,000	500,000
0.168%, 08/03/2011	10,400,000	10,396,906
0.168%, 08/04/2011	25,000,000	24,992,444
0.168%, 08/05/2011	3,200,000	3,199,018
0.177%, 07/05/2011	3,800,000	3,799,354
0.195%, 07/07/2011	400,000	399,920
0.198%, 07/07/2011	5,000,000	4,999,000
0.234%, 06/06/2011	25,200,000	25,199,490

		260,671,822
U.S. Government & Agency
Obligations* - 0.85%
Federal National Mortgage Association
Discount Notes
0.080%, 07/21/2011	11,900,000	11,898,678
0.080%, 07/22/2011	7,000,000	6,999,170
U.S. Treasury Bill
0.157%, 09/15/2011	450,000	449,905
0.167%, 08/18/2011	1,690,000	1,689,334
0.178%, 08/11/2011	20,000	19,993
0.183%, 07/21/2011	40,000	39,965

		21,097,045

TOTAL SHORT-TERM INVESTMENTS (Cost $405,510,867)		$405,510,867

Total Investments (Total Return Fund)
(Cost $2,699,370,862) - 110.89%		$2,747,155,529
Other assets and liabilities, net - (10.89%)		(269,699,614)

TOTAL NET ASSETS - 100.00%		$2,477,455,915

SALE COMMITMENTS OUTSTANDING
Federal National Mortgage Association - (0.89)%
Federal National Mortgage Association
3.500%, TBA	(7,000,000)	(6,746,944)
4.000%, TBA	(7,000,000)	(7,048,707)
5.500%, TBA	(3,000,000)	(3,252,355)
6.000%, TBA	(4,000,000)	(4,400,678)

The accompanying notes are an integral part of the financial statements.	258

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SALE COMMITMENTS OUTSTANDING (continued)
Federal National Mortgage Association (continued)
Federal National Mortgage
Association (continued)
6.000%, TBA	(500,000)	$(548,893)

		(21,997,577)
Government National Mortgage Association - (0.47)%
Government National
Mortgage Association
3.500%, TBA	(7,000,000)	(6,867,530)
3.500%, TBA	(5,000,000)	(4,899,910)

		(11,767,440)
U.S. Treasury Notes - (0.37)%
U.S. Treasury Notes
2.625%, 11/15/2020	(3,800,000)	(3,684,515)
3.625%, 02/15/2021	(5,100,000)	(5,362,966)

		(9,047,481)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(42,454,744))		$(42,812,498)

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 78.52%
Consumer Discretionary - 21.76%
Allbritton Communications Company
8.000%, 05/15/2018	$1,925,000	$2,006,789
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)	1,625,000	1,612,813
American Tire Distributors, Inc.
9.750%, 06/01/2017	3,350,000	3,618,000
Ameristar Casinos, Inc.
7.500%, 04/15/2021 (S)	1,400,000	1,452,500
Barrington Broadcasting Group LLC
10.500%, 08/15/2014	4,925,000	4,851,125
CCO Holdings LLC/CCO
Holdings Capital Corp.
7.875%, 04/30/2018	825,000	874,500
8.125%, 04/30/2020	450,000	486,563
Charter Communications Operating LLC
8.000%, 04/30/2012 (S)	10,216,000	10,675,720
Charter Communications, Inc.
10.875%, 09/15/2014 (S)	1,400,000	1,554,000
Chukchansi Economic Development Authority
3.917%, 11/15/2012 (P)(S)	875,000	719,688
8.000%, 11/15/2013 (S)	2,817,000	2,324,025
Cinemark USA, Inc.
7.375%, 06/15/2021 (S)	425,000	431,906
8.625%, 06/15/2019	4,500,000	4,916,250
CityCenter Holdings LLC/CityCenter
Finance Corp.
7.625%, 01/15/2016 (S)	225,000	230,625
CityCenter Holdings LLC/CityCenter
Finance Corp. PIK
10.750%, 01/15/2017 (S)	1,175,000	1,313,063
Cooper Tire & Rubber Company
7.625%, 03/15/2027	3,225,000	3,136,313
CSC Holdings LLC
6.750%, 04/15/2012	790,000	817,650
8.500%, 04/15/2014	2,175,000	2,436,000

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
DineEquity, Inc.
9.500%, 10/30/2018 (S)	$625,000	$684,375
DISH DBS Corp.
6.625%, 10/01/2014	2,250,000	2,396,250
7.000%, 10/01/2013	200,000	215,500
7.750%, 05/31/2015	2,500,000	2,725,000
Eastman Kodak Company
7.250%, 11/15/2013	470,000	447,675
Fisher Communications, Inc.
8.625%, 09/15/2014	1,616,000	1,656,400
Gray Television, Inc.
10.500%, 06/29/2015	2,305,000	2,449,063
Greektown Superholdings, Inc.
13.000%, 07/01/2015	6,400,000	7,232,000
KAR Holdings, Inc.
10.000%, 05/01/2015	13,610,000	14,324,525
Lamar Media Corp.
7.875%, 04/15/2018	425,000	456,875
9.750%, 04/01/2014	2,520,000	2,929,500
Limited Brands, Inc.
6.625%, 04/01/2021	625,000	651,563
Lin Television Corp.
8.375%, 04/15/2018	650,000	695,500
Mac-Gray Corp.
7.625%, 08/15/2015	3,470,000	3,548,075
Macy’s Retail Holdings, Inc.
7.450%, 09/15/2011 to 10/15/2016	3,741,000	4,357,951
NAI Entertainment Holdings LLC
8.250%, 12/15/2017 (S)	2,100,000	2,268,000
Nexstar Broadcasting, Inc./Mission
Broadcasting, Inc.
8.875%, 04/15/2017	850,000	922,250
Nielsen Finance LLC/Nielsen
Finance Company
7.750%, 10/15/2018 (S)	5,605,000	6,011,363
11.500%, 05/01/2016	509,000	601,893
O’Charleys, Inc.
9.000%, 11/01/2013	6,825,000	6,893,250
Radioshack Corp.
6.750%, 05/15/2019 (S)	325,000	324,188
Regal Cinemas Corp.
8.625%, 07/15/2019	5,375,000	5,751,250
Rent-A-Center, Inc.
6.625%, 11/15/2020 (S)	450,000	448,875
Salem Communications Corp.
9.625%, 12/15/2016	3,754,000	4,026,165
Service Corp. International
6.750%, 04/01/2015 to 04/01/2016	2,696,000	2,892,794
7.000%, 06/15/2017 to 05/15/2019	4,000,000	4,331,750
7.500%, 04/01/2027	1,798,000	1,744,060
7.625%, 10/01/2018	80,000	88,300
7.875%, 02/01/2013	850,000	896,219
8.000%, 11/15/2021	1,000,000	1,107,500
Sonic Automotive, Inc., Series B
8.625%, 08/15/2013	1,252,000	1,264,520
Speedway Motorsports, Inc.
6.750%, 02/01/2019	300,000	304,500
The Gap, Inc.
5.950%, 04/12/2021	800,000	784,185
The Goodyear Tire & Rubber Company
8.750%, 08/15/2020	1,377,000	1,542,240
Toys R Us Property Company LLC
8.500%, 12/01/2017	800,000	857,000
10.750%, 07/15/2017	2,400,000	2,712,000

The accompanying notes are an integral part of the financial statements.	259

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Videotron Ltee
6.375%, 12/15/2015	$1,195,000	$1,230,850
6.875%, 01/15/2014	2,260,000	2,291,075
9.125%, 04/15/2018	1,660,000	1,855,050
Yonkers Racing Corp.
11.375%, 07/15/2016 (S)	2,670,000	2,940,338

		142,317,397
Consumer Staples - 1.80%
B&G Foods, Inc.
7.625%, 01/15/2018	811,000	871,825
Brickman Group Holdings, Inc.
9.125%, 11/01/2018 (S)	475,000	492,813
Carriage Services, Inc.
7.875%, 01/15/2015	2,915,000	2,951,438
Darling International, Inc.
8.500%, 12/15/2018 (S)	150,000	163,500
Del Monte Foods Company
7.625%, 02/15/2019 (S)	950,000	969,594
KAR Holdings, Inc.
8.750%, 05/01/2014	1,200,000	1,237,500
NCO Group, Inc.
11.875%, 11/15/2014	3,625,000	3,153,750
Susser Holdings LLC/Susser Finance Corp.
8.500%, 05/15/2016	1,800,000	1,944,000

		11,784,420
Energy - 12.25%
Arch Coal, Inc.
8.750%, 08/01/2016	2,775,000	3,087,188
Bristow Group, Inc.
7.500%, 09/15/2017	825,000	866,250
Cloud Peak Energy Resources LLC/Cloud
Peak Energy Finance Corp.
8.250%, 12/15/2017	450,000	490,500
8.500%, 12/15/2019	650,000	724,750
Coffeyville Resources LLC
9.000%, 04/01/2015 (S)	5,647,000	6,126,995
Consol Energy Inc.
8.000%, 04/01/2017	300,000	328,500
8.250%, 04/01/2020	260,000	288,600
Denbury Resources, Inc.
6.375%, 08/15/2021	475,000	480,938
8.250%, 02/15/2020	3,014,000	3,330,470
Dresser-Rand Group, Inc.
6.500%, 05/01/2021 (S)	1,375,000	1,419,688
El Paso Corp.
6.875%, 06/15/2014	500,000	567,986
6.950%, 06/01/2028	1,325,000	1,457,219
7.000%, 06/15/2017	2,800,000	3,245,964
7.250%, 06/01/2018	4,650,000	5,470,446
7.800%, 08/01/2031	1,425,000	1,731,073
8.050%, 10/15/2030	700,000	867,143
8.250%, 02/15/2016	525,000	627,441
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	175,000	200,913
Encore Acquisition Company
9.500%, 05/01/2016	1,525,000	1,711,813
Energy Transfer Equity LP
7.500%, 10/15/2020	4,715,000	5,139,350
Forest Oil Corp.
7.250%, 06/15/2019	1,875,000	1,926,563
8.500%, 02/15/2014	250,000	276,875

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
General Maritime Corp.
12.000%, 11/15/2017	$1,800,000	$1,584,000
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	3,325,000	3,374,875
Hilcorp Energy I LP
7.750%, 11/01/2015 (S)	2,315,000	2,396,025
9.000%, 06/01/2016 (S)	1,295,000	1,346,800
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017	1,550,000	1,588,750
Inergy LP/Inergy Finance Corp.
6.875%, 08/01/2021 (S)	775,000	798,250
7.000%, 10/01/2018 (S)	725,000	746,750
Oil States International, Inc.
6.500%, 06/01/2019 (S)	825,000	825,422
OPTI Canada, Inc.
7.875%, 12/15/2014	1,725,000	849,563
8.250%, 12/15/2014	1,500,000	746,250
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024	5,545,000	4,699,388
PHI, Inc.
8.625%, 10/15/2018	5,850,000	6,215,625
Regency Energy Partners LP/Regency Energy
Finance Corp.
6.875%, 12/01/2018	300,000	315,750
Sabine Pass LNG LP
7.500%, 11/30/2016	10,945,000	11,245,988
7.500%, 11/30/2016 (S)	1,563,000	1,605,983
Teekay Corp.
8.500%, 01/15/2020	475,000	518,938
Thermon Industries, Inc.
9.500%, 05/01/2017	787,000	840,123

		80,065,145
Financials - 11.91%
Aviv Healthcare Properties LP
7.750%, 02/15/2019 (S)	2,500,000	2,556,250
CIT Group, Inc.
5.250%, 04/01/2014 (S)	2,850,000	2,903,298
6.625%, 04/01/2018 (L)(S)	950,000	999,037
7.000%, 05/01/2014 to 05/01/2017	13,831,294	13,907,888
Dunkin Finance Corp.
9.625%, 12/01/2018 (S)	684,000	689,978
DuPont Fabros Technology LP
8.500%, 12/15/2017	5,550,000	6,111,938
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (S)	3,000,000	2,687,199
FelCor Escrow Holdings LLC
6.750%, 06/01/2019 (I)(S)	2,075,000	2,064,625
Ford Motor Credit Company LLC
7.000%, 10/01/2013	1,580,000	1,710,641
8.000%, 12/15/2016	5,975,000	6,917,216
General Motors Financial Company, Inc.
6.750%, 06/01/2018 (S)	1,400,000	1,414,000
HUB International Holdings, Inc.
10.250%, 06/15/2015 (S)	4,700,000	4,876,250
Local TV Finance LLC, PIK
9.250%, 06/15/2015 (S)	1,009,250	1,009,250
MPT Operating Partnership LP/MPT
Finance Corp.
6.875%, 05/01/2021 (S)	825,000	829,125
National Retail Properties, Inc.
6.875%, 10/15/2017	275,000	310,860
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,125,000	2,125,000

The accompanying notes are an integral part of the financial statements.	260

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Nuveen Investments, Inc.
5.500%, 09/15/2015	$8,589,000	$7,730,100
10.500%, 11/15/2015 (S)	325,000	342,875
10.500%, 11/15/2015	3,145,000	3,333,700
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022 (S)	2,950,000	2,942,625
Oppenheimer Holdings, Inc.
8.750%, 04/15/2018 (S)	750,000	791,250
Sabra Health Care LP/Sabra Capital Corp.
8.125%, 11/01/2018	2,265,000	2,315,963
Springleaf Finance Corp.
5.400%, 12/01/2015	425,000	401,625
5.750%, 09/15/2016	1,650,000	1,530,375
6.500%, 09/15/2017	900,000	837,000
6.900%, 12/15/2017	3,125,000	2,968,750
USI Holdings Corp.
9.750%, 05/15/2015 (S)	3,000,000	3,075,000
Ventas Realty LP/Ventas Capital Corp.
6.500%, 06/01/2016	500,000	517,436

		77,899,254
Health Care - 5.09%
Biomet, Inc.
11.625%, 10/15/2017	3,765,000	4,226,213
Centene Corp.
5.750%, 06/01/2017	1,325,000	1,305,125
Community Health Systems, Inc.
8.875%, 07/15/2015	3,360,000	3,469,200
FMC Finance III SA
6.875%, 07/15/2017	700,000	744,625
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	1,500,000	1,473,750
HCA, Inc.
8.500%, 04/15/2019	3,375,000	3,775,781
9.125%, 11/15/2014	600,000	627,375
9.250%, 11/15/2016	2,900,000	3,095,750
HCA, Inc., PIK
9.625%, 11/15/2016	1,709,000	1,828,630
Health Management Associates, Inc.
6.125%, 04/15/2016	2,100,000	2,194,500
Healthsouth Corp.
7.250%, 10/01/2018	500,000	531,250
7.750%, 09/15/2022	500,000	533,750
10.750%, 06/15/2016	2,100,000	2,220,750
Mylan, Inc.
6.000%, 11/15/2018 (S)	375,000	385,313
7.625%, 07/15/2017 (S)	850,000	936,063
7.875%, 07/15/2020 (S)	175,000	193,813
Tenet Healthcare Corp.
9.000%, 05/01/2015	2,640,000	2,874,300
United Surgical Partners International, Inc.
8.875%, 05/01/2017	2,725,000	2,885,094

		33,301,282
Industrials - 3.16%
Casella Waste Systems, Inc.
7.750%, 02/15/2019 (S)	175,000	177,188
CDRT Merger Sub, Inc.
8.125%, 06/01/2019 (S)	550,000	554,813
Columbus McKinnon Corp.
7.875%, 02/01/2019 (S)	1,075,000	1,112,625
Corrections Corp. of America
6.250%, 03/15/2013	1,790,000	1,803,425
7.750%, 06/01/2017	1,000,000	1,095,000

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Crown Americas LLC / Crown Americas
Capital Corp. II
7.625%, 05/15/2017	$700,000	$768,250
GEO Group, Inc.
7.750%, 10/15/2017	775,000	831,188
Griffon Corp.
7.125%, 04/01/2018 (S)	500,000	510,000
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018 (S)	150,000	156,375
7.125%, 03/15/2021 (S)	150,000	156,563
Interactive Data Corp.
10.250%, 08/01/2018 (S)	800,000	890,000
Interface, Inc.
7.625%, 12/01/2018	200,000	214,000
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	675,000	725,625
6.750%, 09/01/2016 (S)	675,000	732,375
7.125%, 09/01/2018 (S)	1,725,000	1,888,875
Iron Mountain, Inc.
8.000%, 06/15/2020	3,650,000	3,850,750
8.375%, 08/15/2021	25,000	26,750
L-3 Communications Corp.
6.375%, 10/15/2015	500,000	516,250
RailAmerica, Inc.
9.250%, 07/01/2017	3,755,000	4,158,663
Titan International, Inc.
7.875%, 10/01/2017 (S)	450,000	483,750

		20,652,465
Information Technology - 4.07%
Aspect Software, Inc.
10.625%, 05/15/2017	400,000	432,000
Equinix, Inc.
8.125%, 03/01/2018	1,700,000	1,836,000
Fidelity National Information Services, Inc.
7.625%, 07/15/2017	75,000	82,500
7.875%, 07/15/2020	300,000	330,750
First Data Corp.
11.250%, 03/31/2016	2,875,000	2,882,188
Lender Processing Services, Inc.
8.125%, 07/01/2016	4,095,000	4,176,900
Seagate HDD Cayman
6.875%, 05/01/2020 (S)	425,000	428,188
7.000%, 11/01/2021 (S)	500,000	507,500
7.750%, 12/15/2018 (S)	1,575,000	1,657,688
Seagate Technology HDD Holdings
6.800%, 10/01/2016	875,000	931,875
SunGard Data Systems, Inc.
4.875%, 01/15/2014	1,600,000	1,632,000
7.375%, 11/15/2018	650,000	663,000
7.625%, 11/15/2020	325,000	337,188
10.250%, 08/15/2015	10,264,000	10,674,560

		26,572,337
Materials - 2.81%
Ball Corp.
5.750%, 05/15/2021	900,000	904,500
Celanese US Holdings LLC
6.625%, 10/15/2018	1,550,000	1,633,313
Chemtura Corp.
7.875%, 09/01/2018 (S)	250,000	271,250
Georgia-Pacific LLC
7.125%, 01/15/2017 (S)	2,230,000	2,369,375
8.250%, 05/01/2016 (S)	1,000,000	1,135,000

The accompanying notes are an integral part of the financial statements.	261

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Graham Packaging Company LP/GPC
Capital Corp. I
9.875%, 10/15/2014	$5,270,000	$5,467,625
Koppers, Inc.
7.875%, 12/01/2019	100,000	108,500
Lyondell Chemical Company
11.000%, 05/01/2018	1,275,000	1,435,969
Novelis, Inc.
8.375%, 12/15/2017	700,000	763,000
8.750%, 12/15/2020	1,350,000	1,491,750
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	1,000,000	1,105,000
Owens-Illinois, Inc.
7.800%, 05/15/2018	1,550,000	1,697,250

		18,382,532
Telecommunication Services - 10.07%
Buccaneer Merger Sub, Inc.
9.125%, 01/15/2019 (S)	4,525,000	4,847,406
CC Holdings GS V LLC/Crown Castle
GS III Corp.
7.750%, 05/01/2017 (S)	5,175,000	5,686,031
Cricket Communications, Inc.
7.750%, 05/15/2016	6,850,000	7,278,125
Crown Castle International Corp.
7.125%, 11/01/2019	1,725,000	1,837,125
9.000%, 01/15/2015	625,000	693,750
GCI, Inc.
6.750%, 06/01/2021 (S)	850,000	858,500
8.625%, 11/15/2019	4,825,000	5,373,844
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 to 10/15/2020 (S)	1,875,000	1,888,188
7.500%, 04/01/2021 (S)	1,050,000	1,063,125
9.500%, 06/15/2016	125,000	131,250
11.250%, 06/15/2016	7,475,000	7,923,500
MetroPCS Wireless, Inc.
6.625%, 11/15/2020	2,375,000	2,369,063
7.875%, 09/01/2018	1,700,000	1,829,625
Qwest Corp.
6.500%, 06/01/2017	750,000	834,375
7.625%, 06/15/2015	300,000	344,438
SBA Telecommunications, Inc.
8.000%, 08/15/2016	650,000	706,063
8.250%, 08/15/2019	825,000	908,531
Sprint Capital Corp.
6.875%, 11/15/2028	1,050,000	1,018,500
8.750%, 03/15/2032	4,540,000	5,011,025
Sprint Nextel Corp.
6.000%, 12/01/2016	13,350,000	13,583,625
TW Telecom Holdings, Inc.
8.000%, 03/01/2018	1,525,000	1,656,531

		65,842,620
Utilities - 5.60%
AmeriGas Partners LP/AmericGas Eagle
Finance Corp.
7.125%, 05/20/2016	3,750,000	3,871,875
AmeriGas Partners LP/AmeriGas
Finance Corp.
6.500%, 05/20/2021	800,000	824,000
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	600,000	654,000
Calpine Corp.
7.250%, 10/15/2017 (S)	9,526,000	9,907,040

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, 05/01/2021 (S)	$775,000	$772,094
9.125%, 10/01/2017	3,400,000	3,808,000
Ferrellgas Partners LP/Ferrellgas Partners
Finance Corp.
8.625%, 06/15/2020	1,349,000	1,483,900
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	6,185,000	6,942,663
NRG Energy, Inc.
7.375%, 01/15/2017	5,200,000	5,486,000
Suburban Propane Partners LP
7.375%, 03/15/2020	2,700,000	2,889,000

		36,638,572

TOTAL CORPORATE BONDS (Cost $476,934,265)		$513,456,024

CAPITAL PREFERRED SECURITIES - 0.18%
Financials - 0.18%
Emigrant Capital Trust I
2.785%, 12/10/2033 (P)(S)	2,450,000	1,199,932

TOTAL CAPITAL PREFERRED SECURITIES (Cost $950,405)		$1,199,932

CONVERTIBLE BONDS - 0.56%
Energy - 0.56%
Hornbeck Offshore Services, Inc. (1.625%
until 11/15/2013, then 1.375%)
11/15/2026	3,800,000	3,686,000

TOTAL CONVERTIBLE BONDS (Cost $3,115,459)		$3,686,000

TERM LOANS (M) - 17.89%
Consumer Discretionary - 7.30%
Advantage Sales & Marketing LLC
9.250%, 06/18/2018	600,000	612,000
Allison Transmission, Inc.
2.960%, 08/07/2014	2,800,224	2,779,223
Barrington Broadcasting Group LLC
4.499%, 08/11/2013	1,053,242	1,013,745
CCM Merger, Inc.
7.000%, 03/01/2017	2,751,870	2,789,021
CCO Holdings LLC
2.691%, 09/06/2014	4,900,000	4,840,793
Coinmach Service Corp.
3.254%, 11/21/2014	3,703,003	3,564,140
CSC Holdings LLC
2.059%, 03/29/2013	519,105	518,843
Federal-Mogul Corp.
2.139%, 12/27/2015	2,848,742	2,740,726
2.146%, 12/27/2014	3,068,589	2,952,238
Ford Motor Company
2.950%, 12/15/2013	1,878,882	1,876,534
2.950%, 12/15/2013	4,907,106	4,906,341
Gray Television, Inc.
3.710%, 12/31/2014	2,578,412	2,558,136
Greenwood Racing, Inc.
2.450%, 11/14/2011	952,500	950,118
HHI Holdings LLC
7.012%, 03/21/2017	800,000	798,000
Local TV On Satellite LLC
2.310%, 05/07/2013	3,803,215	3,724,773
Nielsen Finance LLC
2.206%, 08/09/2013	1,193,936	1,188,464
Penn National Gaming, Inc.
1.980%, 10/03/2012	5,003,978	4,985,438

The accompanying notes are an integral part of the financial statements.	262

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Pep Boys-Manny Moe & Jack
2.310%, 10/27/2013	232,987	$232,405
Regal Cinemas Corp.
3.557%, 08/23/2017	199,500	199,375
The Goodyear Tire & Rubber Company
1.940%, 04/30/2014	2,850,000	2,775,900
Web Service Company LLC
7.000%, 08/04/2014	1,702,547	1,702,547

		47,708,760
Financials - 3.03%
AGFS Funding Company
5.500%, 05/05/2017	1,900,000	1,897,032
Amwins Group, Inc.
2.781%, 06/08/2013	2,147,807	2,118,274
5.810%, 06/08/2014	1,950,000	1,774,500
Arrowhead General Insurance Agency, Inc.
7.500%, 03/03/2017	900,000	885,000
Capital Automotive LP
5.000%, 03/10/2017	5,146,619	5,104,803
LPL Holdings, Inc.
2.021%, 06/28/2013	4,154,331	4,149,138
NSG Holdings LLC/NSG Holdings, Inc.
1.810%, 06/15/2014	65,341	63,708
1.810%, 06/15/2014	24,169	23,565
Nuveen Investments, Inc.
3.292%, 11/13/2014	503,976	495,576
5.791%, 05/13/2017	588,869	591,199
Swett & Crawford
2.442%, 04/03/2014	386,456	299,503
5.692%, 04/03/2014	2,650,000	1,894,750
TPF Generation Holdings LLC
2.307%, 12/15/2011	54,791	54,263
2.307%, 12/15/2013	174,783	173,098
2.307%, 12/15/2013	316,668	313,615

		19,838,024
Health Care - 1.57%
Community Health Systems, Inc.
2.504%, 07/25/2014	113,571	109,696
2.504%, 07/25/2014	2,208,480	2,133,115
Emdeon Business Services Llc
2.200%, 11/16/2013	448,287	446,605
5.200%, 05/16/2014	2,700,000	2,700,000
HCA, Inc.
1.557%, 11/19/2012	2,913,590	2,897,685
Health Management Associates, Inc.
2.057%, 02/28/2014	1,092,449	1,065,002
Skilled Healthcare Group, Inc.
5.250%, 04/09/2016	942,857	938,143

		10,290,246
Industrials - 0.27%
Covanta Energy Corp.
1.803%, 02/11/2014	609,148	602,296
1.813%, 02/11/2014	1,187,839	1,174,476

		1,776,772
Information Technology - 1.07%
First Data Corp.
2.945%, 09/24/2014	500,000	467,404
2.945%, 09/24/2014	2,181,582	2,038,416
2.945%, 09/24/2014	3,696,703	3,456,033
Sungard Data Systems, Inc.
1.955%, 02/28/2014	1,052,018	1,038,868

		7,000,721

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Materials - 0.61%
Celanese Holdings LLC
0.211%, 04/02/2014	166,667	$166,667
3.303%, 10/31/2016	734,092	736,386
Chemtura Corp.
5.500%, 08/27/2016	750,000	753,750
Georgia-Pacific LLC
2.309%, 12/21/2012	2,152,383	2,148,795
Graham Packaging Company LP
6.000%, 09/23/2016	149,250	149,664

		3,955,262
Telecommunication Services - 1.57%
Crown Castle Operating Co.
1.691%, 03/05/2014	1,564,218	1,551,174
FairPoint Communications, Inc.
6.500%, 01/22/2016	5,550,000	5,134,743
Level 3 Financing, Inc.
2.533%, 03/13/2014	2,450,000	2,395,257
Mission Broadcasting, Inc.
5.000%, 09/30/2016	464,490	466,232
Nexstar Broadcasting, Inc.
5.565%, 09/30/2016	726,510	721,969

		10,269,375
Utilities - 2.47%
NRG Energy, Inc.
2.057%, 02/01/2013	747,971	746,101
3.557%, 08/31/2015	881,125	880,987
Texas Competitive Electric
Holdings Company LLC
3.706%, 10/10/2014	15,829,267	13,405,410
4.738%, 10/10/2017	1,400,000	1,104,600

		16,137,098

TOTAL TERM LOANS (Cost $110,538,958)		$116,976,258

COMMON STOCKS - 0.02%
Consumer Discretionary - 0.02%
Tropicana Entertainment LLC (I)	7,500	97,500

TOTAL COMMON STOCKS (Cost $750,000)		$97,500

PREFERRED SECURITIES - 0.16%
Consumer Discretionary - 0.02%
Tropicana Las Vegas Resort & Casino LLC (I)	2,110	109,720
Financials - 0.14%
GMAC Capital Trust I (8.125% to 02/15/2016,
then 3 month LIBOR + 5.785%)	36,000	945,720

TOTAL PREFERRED SECURITIES (Cost $1,111,000)		$1,055,440

WARRANTS - 0.00%
Muzak Holdings LLC (Strike
Price: $25.00) (I)	8,366	0

TOTAL WARRANTS (Cost $680,016)		$0

SECURITIES LENDING COLLATERAL - 0.07%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	44,021	440,563

TOTAL SECURITIES LENDING
COLLATERAL (Cost $440,550)		$440,563

The accompanying notes are an integral part of the financial statements.	263

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.92%
Money Market Funds - 1.92%
State Street Institutional Liquid Reserves Fund,
0.1125% *	$12,563,798	$12,563,798
Repurchase Agreement - 0.00%
Repurchase Agreement with State Street Corp.
dated 05/31/2011 at 0.010% to be
repurchased at $18,423 on 06/01/2011,
collateralized by $20,000 U.S. Treasury
Notes, 1.375% due 05/15/2013 (valued at
$20,360, including interest)	18,423	18,423

TOTAL SHORT-TERM INVESTMENTS (Cost $12,582,221)		$12,582,221

Total Investments (U.S. High Yield Bond Fund)
(Cost $607,102,874) - 99.32%		$649,493,938
Other assets and liabilities, net - 0.68%		4,435,374

TOTAL NET ASSETS - 100.00%		$653,929,312

U.S. Multi-Sector Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.04%
Consumer Discretionary - 6.29%
Auto Components - 0.08%
Autoliv, Inc. (L)	1,400	$107,772
BorgWarner, Inc. (I)(L)	4,600	333,546
Lear Corp.	1,800	91,476
TRW Automotive Holdings Corp. (I)	6,500	369,655

		902,449
Distributors - 0.17%
Audiovox Corp., Class A (I)	13,100	99,691
Genuine Parts Company (L)	34,000	1,863,200

		1,962,891
Diversified Consumer Services - 0.25%
Apollo Group, Inc., Class A (I)	46,200	1,899,282
Career Education Corp. (I)	5,500	118,250
DeVry, Inc.	2,000	107,700
H&R Block, Inc.	7,000	113,400
ITT Educational Services, Inc. (I)	1,520	104,546
Pre-Paid Legal Services, Inc. (I)	1,600	106,176
Weight Watchers International, Inc.	5,800	465,392

		2,914,746
Hotels, Restaurants & Leisure - 2.03%
Brinker International, Inc.	5,500	141,790
Chipotle Mexican Grill, Inc. (I)(L)	810	234,147
Choice Hotels International, Inc. (L)	8,900	317,196
Cracker Barrel Old Country Store, Inc. (L)	1,600	75,808
Darden Restaurants, Inc.	2,100	106,365
Einstein Noah Restaurant Group, Inc.	8,800	132,000
Las Vegas Sands Corp. (I)	21,300	884,802
McDonald’s Corp.	251,500	20,507,310
Multimedia Games Holding Company, Inc. (I)	19,800	109,296
Penn National Gaming, Inc. (I)(L)	2,900	117,450
Ruth’s Hospitality Group, Inc. (I)(L)	17,700	94,695
Yum! Brands, Inc. (I)	11,200	619,584

		23,340,443
Household Durables - 0.09%
Fortune Brands, Inc.	6,900	446,637
Garmin, Ltd.	3,200	109,056

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
MDC Holdings, Inc. (L)	3,700	$99,715
Mohawk Industries, Inc. (I)	1,800	119,736
Newell Rubbermaid, Inc.	4,800	85,488
NVR, Inc. (I)	150	111,900

		972,532
Internet & Catalog Retail - 0.19%
Amazon.com, Inc. (I)	2,670	525,162
Liberty Media Corp. - Interactive, Series A (I)	26,400	480,744
Netflix, Inc. (I)	1,470	398,076
priceline.com, Inc. (I)	1,470	757,329

		2,161,311
Leisure Equipment & Products - 0.02%
Johnson Outdoors, Inc. (I)	6,700	106,865
Polaris Industries, Inc. (L)	1,400	154,490

		261,355
Media - 0.66%
Arbitron, Inc.	7,400	315,980
CBS Corp., Class B	14,400	402,480
Charter Communications, Inc., Class A (I)	6,700	378,483
Clear Channel Outdoor
Holdings, Inc., Class A (I)	7,100	105,080
Comcast Corp., Class A	48,600	1,226,664
DIRECTV, Class A (I)	9,000	452,340
Gannett Company, Inc.	20,700	295,182
Liberty Global, Inc., Series A (I)(L)	7,200	324,360
Liberty Media Corp. - Capital, Series A (I)	1,400	127,596
News Corp., Class A	24,700	452,998
The McGraw-Hill Companies, Inc.	32,500	1,380,275
The Washington Post Company, Class B	240	98,542
Time Warner Cable, Inc.	4,812	371,583
Time Warner, Inc.	39,400	1,435,342
Viacom, Inc., Class B	5,100	257,091

		7,623,996
Multiline Retail - 0.49%
Dillard’s, Inc., Class A	2,300	129,237
Dollar Tree, Inc. (I)	32,650	2,081,111
Family Dollar Stores, Inc.	16,500	919,710
J.C. Penney Company, Inc.	12,200	432,246
Macy’s, Inc.	15,800	456,304
Sears Holdings Corp. (I)(L)	11,800	837,800
Target Corp.	15,900	787,527

		5,643,935
Specialty Retail - 1.05%
Abercrombie & Fitch Company, Class A	1,600	121,232
Advance Auto Parts, Inc.	18,300	1,136,430
Aeropostale, Inc. (I)(L)	42,170	797,013
AutoNation, Inc. (I)(L)	14,900	522,990
AutoZone, Inc. (I)	5,360	1,575,840
Best Buy Company, Inc.	31,700	1,006,792
Cabela’s, Inc. (I)(L)	4,800	117,888
Destination Maternity Corp.	6,400	131,968
Foot Locker, Inc.	7,400	184,556
GameStop Corp., Class A (I)(L)	12,700	355,346
Group 1 Automotive, Inc. (L)	2,500	96,825
Guess?, Inc.	2,400	109,728
Jos. A. Bank Clothiers, Inc. (I)	2,300	131,330
O’Reilly Automotive, Inc. (I)	4,300	258,473
Penske Automotive Group, Inc. (L)	7,100	147,396
PetSmart, Inc.	2,600	117,780
RadioShack Corp. (L)	10,000	157,600
Rent-A-Center, Inc.	4,200	136,332

The accompanying notes are an integral part of the financial statements.	264

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Ross Stores, Inc.	18,100	$1,483,476
Sonic Automotive, Inc.	7,500	98,025
The Gap, Inc.	4,600	89,240
TJX Companies, Inc.	54,300	2,878,986
Tractor Supply Company	5,100	322,116
Williams-Sonoma, Inc.	3,100	121,365

		12,098,727
Textiles, Apparel & Luxury Goods - 1.26%
Coach, Inc.	48,600	3,093,876
Deckers Outdoor Corp. (I)	1,550	141,205
Fossil, Inc. (I)	5,400	571,536
NIKE, Inc., Class B	111,200	9,390,840
Steven Madden, Ltd. (I)	2,500	139,350
Under Armour, Inc., Class A (I)(L)	1,800	117,324
VF Corp. (L)	10,700	1,066,469

		14,520,600

		72,402,985
Consumer Staples - 23.78%
Beverages - 6.02%
Brown Forman Corp., Class B (L)	34,000	2,464,320
Coca-Cola Enterprises, Inc.	25,200	728,028
Constellation Brands, Inc., Class A (I)	4,900	107,604
Hansen Natural Corp. (I)	24,700	1,769,755
Heckmann Corp. (I)	22,900	137,400
PepsiCo, Inc.	364,685	25,936,397
The Coca-Cola Company	569,900	38,075,019

		69,218,523
Food & Staples Retailing - 6.13%
BJ’s Wholesale Club, Inc. (I)	2,400	121,008
Costco Wholesale Corp.	50,900	4,198,232
CVS Caremark Corp.	42,400	1,640,456
Safeway, Inc. (L)	13,200	326,040
SUPERVALU, Inc. (L)	13,790	141,485
Sysco Corp.	135,000	4,348,350
The Kroger Company	53,000	1,315,460
Wal-Mart Stores, Inc.	868,289	47,946,919
Walgreen Company	239,200	10,436,296
Weis Markets, Inc.	2,200	88,374

		70,562,620
Food Products - 2.20%
Archer-Daniels-Midland Company	7,700	249,557
Bunge, Ltd.	4,600	342,470
Campbell Soup Company (L)	64,200	2,230,950
Corn Products International, Inc.	2,300	130,479
Dean Foods Company (I)	12,400	172,112
Farmer Brothers Company (L)	14,000	143,360
Flowers Foods, Inc. (L)	19,900	663,267
Fresh Del Monte Produce, Inc.	3,700	101,713
General Mills, Inc.	148,700	5,913,799
Green Mountain Coffee Roasters, Inc. (I)	1,400	115,318
H.J. Heinz Company (L)	48,700	2,674,604
Hormel Foods Corp. (L)	67,600	1,982,708
Kellogg Company	87,300	4,975,227
McCormick & Company, Inc., Class B	30,500	1,530,795
The Hershey Company	56,000	3,120,880
The J.M. Smucker Company	11,800	935,504

		25,282,743
Household Products - 5.57%
Church & Dwight Company, Inc.	16,600	1,396,060
Clorox Company (L)	32,200	2,269,456
Colgate-Palmolive Company	114,600	10,030,938

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
Energizer Holdings, Inc. (I)	1,500	$115,575
Kimberly-Clark Corp.	95,900	6,549,970
Spectrum Brands Holdings, Inc. (I)	3,400	122,298
The Procter & Gamble Company (L)	651,800	43,670,600

		64,154,897
Personal Products - 0.62%
Avon Products, Inc.	52,400	1,556,804
Herbalife, Ltd.	26,800	1,508,304
The Estee Lauder Companies, Inc., Class A	39,700	4,069,647

		7,134,755
Tobacco - 3.24%
Altria Group, Inc.	225,100	6,316,306
Lorillard, Inc.	33,700	3,884,936
Philip Morris International, Inc.	332,331	23,844,749
Reynolds American, Inc.	82,100	3,265,938

		37,311,929

		273,665,467
Energy - 3.40%
Energy Equipment & Services - 0.74%
Atwood Oceanics, Inc. (I)	3,100	134,354
Baker Hughes, Inc.	10,100	746,693
Complete Production Services, Inc. (I)	4,900	162,631
Core Laboratories NV	1,200	123,228
Diamond Offshore Drilling, Inc. (L)	1,350	99,455
Dril-Quip, Inc. (I)	1,500	111,270
Gulfmark Offshore, Inc., Class A (I)	3,600	147,240
Halliburton Company	16,500	827,475
Helmerich & Payne, Inc.	1,500	94,020
McDermott International, Inc. (I)	9,000	190,980
National Oilwell Varco, Inc.	26,600	1,930,628
Oceaneering International, Inc.	1,300	105,950
Oil States International, Inc. (I)	1,500	118,575
Patterson-UTI Energy, Inc.	3,900	122,187
Rowan Companies, Inc. (I)	7,100	281,515
RPC, Inc. (L)	5,800	146,044
Schlumberger, Ltd.	33,857	2,902,222
SEACOR Holdings, Inc.	960	95,683
Weatherford International, Ltd. (I)	10,600	209,562

		8,549,712
Oil, Gas & Consumable Fuels - 2.66%
Anadarko Petroleum Corp.	6,900	548,688
Apache Corp.	1,040	129,584
Apco Oil and Gas International, Inc.	1,300	114,907
Chevron Corp.	61,086	6,408,532
Cloud Peak Energy, Inc. (I)	5,000	106,200
Cobalt International Energy, Inc. (I)	7,900	113,681
Concho Resources, Inc. (I)	2,800	264,908
ConocoPhillips	113,509	8,311,129
CVR Energy, Inc. (I)	5,200	113,672
Energy Partners, Ltd. (I)	8,800	141,152
Exxon Mobil Corp.	99,398	8,296,751
Hess Corp.	6,630	523,969
Holly Corp.	1,800	112,158
International Coal Group, Inc. (I)	10,000	145,300
Marathon Oil Corp.	33,700	1,825,529
Murphy Oil Corp.	8,300	571,787
Occidental Petroleum Corp.	5,749	620,030
Peabody Energy Corp.	6,400	392,704
Pioneer Natural Resources Company	2,510	230,468
SemGroup Corp., Class A (I)	2,900	73,805
Stone Energy Corp. (I)	3,200	103,232

The accompanying notes are an integral part of the financial statements.	265

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco, Inc. (L)	2,500	$101,225
Tesoro Corp. (I)	5,300	129,320
Valero Energy Corp.	30,600	841,500
W&T Offshore, Inc. (L)	4,100	106,190
Western Refining, Inc. (I)	10,200	177,786
World Fuel Services Corp. (L)	2,700	98,766

		30,602,973

		39,152,685
Financials - 1.69%
Capital Markets - 0.03%
American Capital, Ltd. (I)	12,400	122,760
GAMCO Investors, Inc., Class A	2,400	111,168
Safeguard Scientifics, Inc. (I)	7,500	146,400

		380,328
Commercial Banks - 0.08%
CapitalSource, Inc.	50,900	329,323
CIT Group, Inc. (I)	10,300	456,599
OmniAmerican Bancorp, Inc. (I)	8,300	118,939

		904,861
Consumer Finance - 0.17%
Capital One Financial Corp.	7,100	385,814
Cash America International, Inc. (L)	2,500	130,150
Credit Acceptance Corp. (I)	2,000	160,000
Discover Financial Services	10,700	255,088
EZCORP, Inc., Class A (I)	4,700	154,113
First Cash Financial Services, Inc. (I)(L)	3,400	141,950
SLM Corp.	32,300	550,392
World Acceptance Corp. (I)	2,300	153,364

		1,930,871
Diversified Financial Services - 0.18%
Bank of America Corp.	135,179	1,588,353
Encore Capital Group, Inc. (I)	5,300	175,377
Leucadia National Corp. (L)	6,100	216,306
Moody’s Corp.	2,800	111,748

		2,091,784
Insurance - 0.98%
ACE, Ltd.	7,400	509,268
Allied World Assurance
Company Holdings, Ltd.	3,700	224,294
American Financial Group, Inc.	7,600	270,256
American International Group, Inc. (I)(L)	41,700	1,188,450
AON Corp.	5,100	265,965
Arch Capital Group, Ltd. (I)(L)	8,760	295,475
Aspen Insurance Holdings, Ltd.	4,200	112,812
Assurant, Inc.	14,500	536,355
Axis Capital Holdings, Ltd.	9,300	306,342
Brown & Brown, Inc.	4,300	113,477
Chubb Corp.	6,100	400,099
CNA Surety Corp. (I)	5,000	132,700
CNO Financial Group, Inc. (I)	16,200	125,388
Employers Holdings, Inc.	5,900	97,999
Endurance Specialty Holdings, Ltd.	2,500	101,525
Enstar Group, Ltd. (I)	1,300	132,249
Erie Indemnity Company	1,700	121,074
Everest Re Group, Ltd.	3,600	320,292
Genworth Financial, Inc., Class A (I)	9,000	99,990
Hartford Financial Services Group, Inc.	17,900	477,035
Hilltop Holdings, Inc. (I)	8,400	82,740
MBIA, Inc. (I)(L)	14,100	124,080
Montpelier Re Holdings, Ltd. (L)	5,100	95,931
Old Republic International Corp.	14,200	176,506

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
PartnerRe, Ltd.	3,200	$239,488
Platinum Underwriters Holdings, Ltd.	4,500	153,630
Presidential Life Corp. (L)	9,900	104,445
Protective Life Corp.	4,300	103,802
Prudential Financial, Inc.	11,100	707,958
RenaissanceRe Holdings, Ltd.	5,300	381,388
StanCorp Financial Group, Inc. (L)	2,500	107,950
Symetra Financial Corp.	7,800	104,676
The Allstate Corp.	10,200	320,076
The Travelers Companies, Inc.	34,400	2,135,552
Torchmark Corp.	1,600	106,080
Transatlantic Holdings, Inc.	1,600	74,464
Unitrin, Inc.	3,800	113,354
Validus Holdings, Ltd.	10,700	344,861

		11,308,026
Real Estate Investment Trusts - 0.15%
American Capital Agency Corp.	3,200	97,184
Annaly Capital Management, Inc.	26,500	480,445
CommonWealth	3,700	96,570
General Growth Properties, Inc.	16,966	279,600
Getty Realty Corp. (L)	7,100	184,245
Hatteras Financial Corp.	2,500	73,025
One Liberty Properties, Inc.	6,200	99,014
Pennymac Mortgage Investment Trust	9,500	162,165
Starwood Property Trust, Inc.	4,700	102,178
Winthrop Realty Trust	7,300	89,571

		1,663,997
Real Estate Management & Development - 0.03%
Forest City Enterprises, Inc., Class A (I)	6,200	118,854
Tejon Ranch Company (I)(L)	4,300	158,455
The St. Joe Company (I)(L)	4,900	106,477

		383,786
Thrifts & Mortgage Finance - 0.07%
Abington Bancorp, Inc. (L)	8,800	100,232
Capitol Federal Financial, Inc.	32,600	389,570
Fox Chase Bancorp, Inc.	10,000	132,900
Oritani Financial Corp.	9,300	116,436

		739,138

		19,402,791
Health Care - 28.37%
Biotechnology - 2.48%
Alexion Pharmaceuticals, Inc. (I)	6,900	327,198
Amgen, Inc. (I)	257,900	15,613,266
AVEO Pharmaceuticals, Inc. (I)	7,100	130,143
Biogen Idec, Inc. (I)	30,200	2,860,846
Cephalon, Inc. (I)	5,200	414,388
Enzon Pharmaceuticals, Inc. (I)(L)	19,900	208,751
Gilead Sciences, Inc. (I)	192,800	8,047,472
PDL BioPharma, Inc. (L)	18,700	124,168
Regeneron Pharmaceuticals, Inc. (I)(L)	3,300	198,066
Synta Pharmaceuticals Corp. (I)	17,800	101,460
Theravance, Inc. (I)(L)	13,300	347,529
United Therapeutics Corp. (I)	1,660	107,186

		28,480,473
Health Care Equipment & Supplies - 4.81%
Alere, Inc. (I)	33,200	1,328,000
Baxter International, Inc.	162,418	9,667,119
Becton, Dickinson & Company	56,000	4,902,800
C.R. Bard, Inc. (L)	19,780	2,211,008
CareFusion Corp. (I)	11,500	333,270
DENTSPLY International, Inc.	33,400	1,310,616

The accompanying notes are an integral part of the financial statements.	266

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. (I)	26,600	$2,360,218
Gen-Probe, Inc. (I)	10,900	891,511
IDEXX Laboratories, Inc. (I)(L)	15,200	1,196,544
Intuitive Surgical, Inc. (I)	5,270	1,839,230
Kinetic Concepts, Inc. (I)	7,200	427,248
Medtronic, Inc.	293,000	11,925,100
Palomar Medical Technologies, Inc. (I)	7,600	107,768
ResMed, Inc. (I)(L)	37,300	1,201,060
St. Jude Medical, Inc.	77,200	3,911,724
Stryker Corp.	91,300	5,697,120
Syneron Medical, Ltd., ADR (I)	10,700	138,886
The Cooper Cos, Inc.	2,000	149,820
Varian Medical Systems, Inc. (I)(L)	28,800	1,945,152
Zimmer Holdings, Inc. (I)	56,900	3,855,544

		55,399,738
Health Care Providers & Services - 3.92%
Aetna, Inc.	32,100	1,402,128
Amedisys, Inc. (I)	4,000	125,200
AMERIGROUP Corp. (I)(L)	3,400	241,094
AmerisourceBergen Corp.	30,900	1,273,698
Cardinal Health, Inc.	33,400	1,517,028
Centene Corp. (I)	4,200	146,160
Chemed Corp.	1,700	114,869
CIGNA Corp.	3,500	174,615
Coventry Health Care, Inc. (I)	18,900	664,902
Express Scripts, Inc. (I)	129,510	7,713,616
Health Management
Associates, Inc., Class A (I)	12,500	142,500
Health Net, Inc. (I)	8,500	272,765
Healthspring, Inc. (I)	6,800	298,180
Henry Schein, Inc. (I)	21,000	1,508,220
Humana, Inc.	17,400	1,401,222
Laboratory Corp. of America Holdings (I)	27,200	2,742,576
Lincare Holdings, Inc. (L)	29,787	903,142
McKesson Corp.	14,400	1,232,784
MEDNAX, Inc. (I)	12,000	901,800
Omnicare, Inc. (L)	3,600	113,184
Owens & Minor, Inc.	3,400	117,640
Patterson Companies, Inc. (L)	28,000	968,380
Quest Diagnostics, Inc.	36,400	2,126,488
Triple-S Management Corp., Class B (I)	34,276	755,100
UnitedHealth Group, Inc.	305,190	14,939,051
Universal American Corp. (L)	5,300	49,290
WellCare Health Plans, Inc. (I)	3,500	172,375
WellPoint, Inc.	39,000	3,048,630

		45,066,637
Health Care Technology - 0.19%
Cerner Corp. (I)(L)	18,070	2,170,207
Life Sciences Tools & Services - 0.53%
Covance, Inc. (I)(L)	10,000	588,600
Illumina, Inc. (I)	3,400	245,072
Mettler-Toledo International, Inc. (I)	8,170	1,367,413
Pharmaceutical Product Development, Inc.	25,100	724,135
Techne Corp.	9,500	774,250
Thermo Fisher Scientific, Inc. (I)	4,900	320,705
Waters Corp. (I)	21,600	2,128,896

		6,149,071
Pharmaceuticals - 16.44%
Abbott Laboratories	404,300	21,124,675
Allergan, Inc.	78,300	6,477,759
Bristol-Myers Squibb Company	410,200	11,797,352
Eli Lilly & Company	388,900	14,964,872

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Endo Pharmaceuticals Holdings, Inc. (I)	41,800	$1,740,134
Forest Laboratories, Inc. (I)	101,900	3,670,438
Hospira, Inc. (I)	5,100	281,979
Johnson & Johnson	634,900	42,722,421
Merck & Company, Inc.	903,310	33,196,643
Perrigo Company	1,400	119,784
Pfizer, Inc.	2,415,226	51,806,596
Viropharma, Inc. (I)(L)	6,500	125,775
Warner Chilcott PLC, Class A	46,100	1,111,471

		189,139,899

		326,406,025
Industrials - 4.84%
Aerospace & Defense - 1.11%
Alliant Techsystems, Inc.	1,300	92,989
GenCorp, Inc. (I)(L)	21,900	137,532
General Dynamics Corp.	51,000	3,785,220
ITT Corp.	6,200	357,244
L-3 Communications Holdings, Inc.	6,500	530,725
Lockheed Martin Corp.	4,000	311,600
Northrop Grumman Corp.	7,400	483,146
Precision Castparts Corp.	5,710	897,041
Raytheon Company	6,100	307,318
Rockwell Collins, Inc.	16,400	1,002,532
Spirit Aerosystems Holdings, Inc., Class A (I)	4,700	102,930
United Technologies Corp.	54,900	4,818,573

		12,826,850
Air Freight & Logistics - 0.40%
C.H. Robinson Worldwide, Inc.	43,100	3,457,482
Expeditors International of Washington, Inc.	21,100	1,114,502

		4,571,984
Airlines - 0.01%
Republic Airways Holdings, Inc. (I)(L)	23,900	116,632
Commercial Services & Supplies - 0.36%
Avery Dennison Corp.	2,700	114,318
Copart, Inc. (I)(L)	15,800	742,600
Deluxe Corp.	4,900	126,126
M&F Worldwide Corp. (I)(L)	3,500	74,200
Pitney Bowes, Inc. (L)	19,100	456,299
R.R. Donnelley & Sons Company	9,100	194,194
Rollins, Inc.	36,000	724,320
Stericycle, Inc. (I)	19,900	1,772,891

		4,204,948
Construction & Engineering - 0.05%
Granite Construction, Inc. (L)	4,100	112,709
KBR, Inc.	6,700	250,044
Primoris Services Corp.	14,200	179,914

		542,667
Electrical Equipment - 0.03%
AMETEK, Inc.	2,400	104,376
Hubbell, Inc., Class B	1,600	105,856
Polypore International, Inc. (I)	1,300	85,215
Roper Industries, Inc. (L)	1,200	100,164

		395,611
Industrial Conglomerates - 1.94%
3M Company	163,800	15,459,444
Danaher Corp.	121,200	6,609,036
Seaboard Corp.	51	117,810
Tyco International, Ltd.	2,300	113,505

		22,299,795

The accompanying notes are an integral part of the financial statements.	267

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 0.50%
AGCO Corp. (I)	1,900	$98,173
Caterpillar, Inc.	14,030	1,484,374
Cummins, Inc.	4,720	496,733
Deere & Company	9,900	852,192
Eaton Corp.	8,160	421,627
Ingersoll-Rand PLC	4,400	219,560
John Bean Technologies Corp.	5,800	113,912
Joy Global, Inc.	7,090	635,619
Meritor, Inc. (I)	6,600	108,966
Middleby Corp. (I)	1,500	129,075
Miller Industries, Inc.	7,000	120,400
Oshkosh Corp. (I)	3,400	94,180
PACCAR, Inc.	5,300	265,000
Parker Hannifin Corp.	3,300	293,205
RBC Bearings, Inc. (I)(L)	3,100	124,000
Timken Company	2,200	113,564
WABCO Holdings, Inc. (I)	2,200	150,810

		5,721,390
Professional Services - 0.18%
Dun & Bradstreet Corp.	8,900	713,869
IHS, Inc., Class A (I)	12,600	1,105,272
Manpower, Inc.	1,700	103,921
Verisk Analytics, Inc., Class A (I)	3,900	132,795

		2,055,857
Road & Rail - 0.11%
AMERCO, Inc. (I)	1,100	99,319
Arkansas Best Corp.	4,600	112,654
Hertz Global Holdings, Inc. (I)	6,500	104,975
Ryder Systems, Inc.	2,200	121,000
Union Pacific Corp.	7,400	776,778

		1,214,726
Trading Companies & Distributors - 0.15%
Fastenal Company (L)	36,800	1,221,024
RSC Holdings, Inc. (I)(L)	12,500	167,125
United Rentals, Inc. (I)	3,400	92,956
WESCO International, Inc. (I)(L)	2,400	133,440
WW Grainger, Inc.	790	119,345

		1,733,890

		55,684,350
Information Technology - 26.72%
Communications Equipment - 3.47%
Acme Packet, Inc. (I)	1,100	83,259
ADTRAN, Inc.	3,100	132,866
Cisco Systems, Inc.	644,533	10,828,154
F5 Networks, Inc. (I)	3,060	347,555
Harris Corp. (L)	6,700	331,248
Juniper Networks, Inc. (I)	2,300	84,203
Motorola Solutions, Inc. (I)	2,400	114,888
Qualcomm, Inc.	464,698	27,226,656
Riverbed Technology, Inc. (I)(L)	3,100	117,552
Seachange International, Inc. (I)(L)	12,600	141,876
Symmetricom, Inc. (I)	17,600	99,792
Viasat, Inc. (I)(L)	9,500	420,565

		39,928,614
Computers & Peripherals - 1.86%
Apple, Inc. (I)	31,020	10,789,687
Dell, Inc. (I)	91,400	1,469,712
Hewlett-Packard Company	186,100	6,956,418
Lexmark International, Inc., Class A (I)	3,400	101,252
NCR Corp. (I)	7,300	142,496
NetApp, Inc. (I)	8,100	443,637

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Seagate Technology PLC	35,800	$601,440
Western Digital Corp. (I)	25,252	925,486

		21,430,128
Electronic Equipment, Instruments & Components - 0.28%
Anixter International, Inc.	1,800	121,842
Arrow Electronics, Inc. (I)	8,000	357,040
Dolby Laboratories, Inc., Class A (I)(L)	19,600	916,104
FLIR Systems, Inc.	18,500	668,775
Ingram Micro, Inc., Class A (I)	22,400	425,824
SYNNEX Corp. (I)(L)	3,300	108,042
Tech Data Corp. (I)	6,000	284,220
Trimble Navigation, Ltd. (I)	2,700	117,963
Universal Display Corp. (I)(L)	2,500	119,300
Vishay Intertechnology, Inc. (I)(L)	5,900	93,633

		3,212,743
Internet Software & Services - 4.70%
Ancestry.com, Inc. (I)(L)	2,600	106,938
AOL, Inc. (I)(L)	7,800	160,446
Earthlink, Inc.	8,900	70,266
eBay, Inc. (I)	293,200	9,139,044
Google, Inc., Class A (I)	82,842	43,825,075
IAC/InterActiveCorp (I)	3,600	132,408
j2 Global Communications, Inc. (I)(L)	3,700	107,263
OpenTable, Inc. (I)	1,400	123,662
Rackspace Hosting, Inc. (I)	2,500	110,000
SAVVIS, Inc. (I)	3,200	125,760
ValueClick, Inc. (I)	6,600	119,130
VeriSign, Inc.	3,100	108,562

		54,128,554
IT Services - 5.57%
Accenture PLC, Class A	151,500	8,694,585
Amdocs, Ltd. (I)	42,400	1,290,656
Automatic Data Processing, Inc.	85,000	4,684,350
Broadridge Financial Solutions, Inc.	13,200	302,016
CACI International, Inc., Class A (I)(L)	2,100	134,043
Cognizant Technology
Solutions Corp., Class A (I)	59,500	4,524,380
Computer Sciences Corp.	8,300	331,087
Convergys Corp. (I)	8,900	113,742
CoreLogic, Inc. (I)	5,600	101,416
DST Systems, Inc.	2,100	105,567
Fidelity National Information Services, Inc.	3,800	122,284
Fiserv, Inc. (I)	7,100	458,092
Global Payments, Inc.	18,000	935,280
International Business Machines Corp.	215,893	36,470,804
Jack Henry & Associates, Inc.	22,000	687,280
Lender Processing Services, Inc.	3,900	103,662
MasterCard, Inc., Class A	2,900	832,445
NeuStar, Inc., Class A (I)	3,800	101,688
Paychex, Inc.	87,200	2,816,560
SAIC, Inc. (I)	6,200	108,872
Syntel, Inc. (L)	2,100	113,127
The Western Union Company	5,100	104,856
Total Systems Services, Inc. (L)	39,000	725,400
VeriFone Systems, Inc. (I)	4,600	221,398

		64,083,590
Office Electronics - 0.03%
Xerox Corp.	31,501	321,625
Semiconductors & Semiconductor Equipment - 0.51%
Altera Corp.	2,300	110,607
Atmel Corp. (I)	18,100	271,862
Avago Technologies, Ltd.	3,600	121,644

The accompanying notes are an integral part of the financial statements.	268

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp., Class A	8,300	$298,634
Cypress Semiconductor Corp.	5,200	121,784
Fairchild Semiconductor International, Inc. (I)	5,400	97,416
First Solar, Inc. (I)(L)	790	98,158
NVIDIA Corp. (I)	5,600	112,224
ON Semiconductor Corp. (I)	10,500	117,810
Skyworks Solutions, Inc. (I)	10,500	267,435
Texas Instruments, Inc.	117,100	4,133,630
TriQuint Semiconductor, Inc. (I)	8,200	106,190

		5,857,394
Software - 10.30%
Adobe Systems, Inc. (I)	48,800	1,689,944
Advent Software, Inc. (I)(L)	3,800	106,210
ANSYS, Inc. (I)(L)	13,500	774,495
Ariba, Inc. (I)	4,300	144,222
BMC Software, Inc. (I)	41,000	2,289,030
Citrix Systems, Inc. (I)	31,200	2,733,744
Compuware Corp. (I)	9,500	96,805
FactSet Research Systems, Inc. (L)	12,490	1,384,641
Fortinet, Inc. (I)	2,600	126,074
Informatica Corp. (I)	28,000	1,642,480
Intuit, Inc. (I)	87,000	4,695,390
Mentor Graphics Corp. (I)(L)	7,200	96,552
MICROS Systems, Inc. (I)	20,800	1,062,048
Microsoft Corp.	2,086,644	52,186,966
MicroStrategy, Inc., Class A (I)	890	130,109
Oracle Corp.	1,345,700	46,049,854
Quest Software, Inc. (I)	23,900	542,411
Red Hat, Inc. (I)	2,300	100,280
Rovi Corp. (I)	2,000	115,920
Salesforce.com, Inc. (I)	2,340	356,288
Symantec Corp. (I)	53,200	1,040,060
Take-Two Interactive Software, Inc. (I)(L)	6,600	108,174
TIBCO Software, Inc. (I)	10,200	286,518
VMware, Inc., Class A (I)	7,400	720,168

		118,478,383

		307,441,031
Materials - 0.97%
Chemicals - 0.62%
Celanese Corp., Series A	2,200	114,598
CF Industries Holdings, Inc.	150	23,067
E.I. du Pont de Nemours & Company	29,700	1,583,010
Eastman Chemical Company	3,040	321,784
Ecolab, Inc.	45,500	2,497,040
FMC Corp.	1,400	118,090
Huntsman Corp.	7,000	132,650
Kronos Worldwide, Inc. (L)	4,800	144,672
Monsanto Company	7,060	501,542
PPG Industries, Inc.	4,100	363,670
Sigma-Aldrich Corp.	17,200	1,208,988
Westlake Chemical Corp. (L)	1,900	106,590

		7,115,701
Construction Materials - 0.01%
Vulcan Materials Company (L)	2,400	97,176
Containers & Packaging - 0.01%
Sealed Air Corp.	3,400	87,312
Metals & Mining - 0.20%
Alcoa, Inc.	13,300	223,573
Freeport-McMoRan Copper & Gold, Inc.	22,900	1,182,556
Kaiser Aluminum Corp. (L)	2,300	121,302
Schnitzer Steel Industries, Inc.	1,700	100,470

U.S. Multi-Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Southern Copper Corp.	12,900	$445,824
Stillwater Mining Company (I)(L)	5,500	111,375
Walter Energy, Inc.	770	95,904

		2,281,004
Paper & Forest Products - 0.13%
Schweitzer-Mauduit International, Inc.	29,840	1,571,971

		11,153,164
Telecommunication Services - 1.93%
Diversified Telecommunication Services - 1.79%
AT&T, Inc.	286,805	9,051,566
CenturyLink, Inc.	34,500	1,490,055
Verizon Communications, Inc.	269,800	9,963,714
Windstream Corp. (L)	8,600	115,670

		20,621,005
Wireless Telecommunication Services - 0.14%
Crown Castle International Corp. (I)	7,300	302,293
MetroPCS Communications, Inc. (I)	6,400	114,560
Sprint Nextel Corp. (I)	180,500	1,055,925
Telephone & Data Systems, Inc.	3,900	127,530

		1,600,308

		22,221,313
Utilities - 0.05%
Electric Utilities - 0.03%
Edison International	2,800	110,208
NextEra Energy, Inc.	4,200	243,390

		353,598
Gas Utilities - 0.01%
UGI Corp.	3,300	108,174
Independent Power Producers & Energy Traders - 0.01%
NRG Energy, Inc. (I)	5,500	136,180

		597,952

TOTAL COMMON STOCKS (Cost $908,077,798)		$1,128,127,763

Investment Companies - 0.77%
SPDR S&P 500 ETF Trust	65,665	8,857,552

TOTAL INVESTMENT COMPANIES (Cost $8,207,741)		$8,857,552

SECURITIES LENDING COLLATERAL - 3.07%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	3,536,448	35,393,123

TOTAL SECURITIES LENDING
COLLATERAL (Cost $35,385,332)		$35,393,123

SHORT-TERM INVESTMENTS - 0.96%

Short-Term Securities - 0.96%
State Street Institutional Treasury Money
Market Fund, 0.0000% *	$11,069,985	$11,069,985

TOTAL SHORT-TERM INVESTMENTS (Cost $11,069,985)		$11,069,985

Total Investments (U.S. Multi-Sector Fund)
(Cost $962,740,856) - 102.84%		$1,183,448,423
Other assets and liabilities, net - (2.84%)		(32,733,263)

TOTAL NET ASSETS - 100.00%		$1,150,715,160

The accompanying notes are an integral part of the financial statements.	269

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.39%
Consumer Discretionary - 13.62%
Automobiles - 2.78%
Harley-Davidson, Inc.	152,719	$5,675,038
Hotels, Restaurants & Leisure - 2.45%
Darden Restaurants, Inc.	98,734	5,000,877
Household Durables - 6.59%
Mohawk Industries, Inc. (I)	60,969	4,055,658
Newell Rubbermaid, Inc.	331,999	5,912,902
Whirlpool Corp.	41,231	3,455,158

		13,423,718
Specialty Retail - 1.80%
Staples, Inc.	217,799	3,663,379

		27,763,012
Consumer Staples - 9.03%
Beverages - 1.01%
Coca-Cola Enterprises, Inc.	71,053	2,052,721
Food & Staples Retailing - 3.91%
Safeway, Inc.	172,107	4,251,043
Sysco Corp.	115,249	3,712,170

		7,963,213
Food Products - 2.45%
ConAgra Foods, Inc.	196,772	5,003,912
Personal Products - 1.66%
Avon Products, Inc.	113,718	3,378,562

		18,398,408
Energy - 9.22%
Oil, Gas & Consumable Fuels - 9.22%
El Paso Corp.	312,053	6,568,716
Murphy Oil Corp.	36,692	2,527,712
Pioneer Natural Resources Company	42,450	3,897,759
The Williams Companies, Inc.	184,555	5,793,181

		18,787,368

		18,787,368
Financials - 19.05%
Capital Markets - 4.22%
Northern Trust Corp.	86,571	4,223,799
The Charles Schwab Corp.	243,149	4,379,113

		8,602,912
Commercial Banks - 6.86%
BB&T Corp.	138,439	3,812,610
Comerica, Inc.	92,195	3,329,161
First Horizon National Corp.	159,229	1,673,497
Wintrust Financial Corp.	102,071	3,314,245
Zions Bancorporation	77,704	1,851,686

		13,981,199
Insurance - 6.39%
ACE, Ltd.	64,691	4,452,035
Marsh & McLennan Companies, Inc.	139,314	4,272,760
Willis Group Holdings PLC	103,414	4,291,681

		13,016,476
Real Estate Investment Trusts - 1.58%
Weingarten Realty Investors	121,000	3,221,020

		38,821,607
Health Care - 5.61%
Health Care Equipment & Supplies - 0.62%
Teleflex, Inc.	20,250	1,257,525

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 4.99%
Brookdale Senior Living, Inc. (I)	181,185	$4,676,385
Healthsouth Corp. (I)	168,560	4,731,479
Henry Schein, Inc. (I)	10,802	775,800

		10,183,664

		11,441,189
Industrials - 11.34%

Aerospace & Defense - 2.49%
Goodrich Corp.	58,126	5,073,819
Commercial Services & Supplies - 2.70%
Avery Dennison Corp.	129,831	5,497,045
Electrical Equipment - 1.62%
The Babcock & Wilcox Company (I)	117,543	3,297,081
Machinery - 3.43%
Snap-On, Inc.	115,950	6,994,104
Road & Rail - 1.10%
Swift Transporation Company (I)	165,312	2,239,978

		23,102,027
Information Technology - 8.66%
Computers & Peripherals - 1.94%
Diebold, Inc.	119,411	3,946,534
Electronic Equipment, Instruments & Components - 1.06%
Flextronics International, Ltd. (I)	298,953	2,164,420
IT Services - 2.44%
Fidelity National Information Services, Inc.	154,764	4,980,306
Office Electronics - 3.22%
Zebra Technologies Corp., Class A (I)	147,573	6,559,620

		17,650,880
Materials - 7.24%
Chemicals - 5.31%
Valspar Corp.	111,439	4,287,058
WR Grace & Company (I)	139,814	6,541,897

		10,828,955
Containers & Packaging - 1.93%
Sonoco Products Company	110,907	3,928,326

		14,757,281
Telecommunication Services - 2.68%
Diversified Telecommunication Services - 2.68%
TW Telecom, Inc. (I)	251,916	5,466,577
Utilities - 7.94%
Electric Utilities - 4.98%
Edison International	148,497	5,844,842
Great Plains Energy, Inc.	203,355	4,305,025

		10,149,867
Multi-Utilities - 2.96%
CenterPoint Energy, Inc.	139,505	2,696,632
Wisconsin Energy Corp.	106,309	3,324,282

		6,020,914

		16,170,781

TOTAL COMMON STOCKS (Cost $139,532,232)		$192,359,130

The accompanying notes are an integral part of the financial statements.	270

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 5.55%
Short-Term Securities - 5.55%
State Street Institutional Liquid Reserves Fund,
0.1125% *	$11,308,838	$11,308,838

TOTAL SHORT-TERM INVESTMENTS (Cost $11,308,838)		$11,308,838

Total Investments (Value Fund) (Cost $150,841,070) - 99.94%		$203,667,968
Other assets and liabilities, net - 0.06%		124,105

TOTAL NET ASSETS - 100.00%		$203,792,073

Value & Restructuring Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.05%
Consumer Discretionary - 4.26%
Automobiles - 0.98%
Ford Motor Company (I)	436,000	$6,505,120
Household Durables - 0.93%
Newell Rubbermaid, Inc.	347,500	6,188,975
Specialty Retail - 2.35%
TJX Companies, Inc. (L)	294,700	15,624,994

		28,319,089
Consumer Staples - 5.30%
Food Products - 0.16%
Dole Food Company, Inc. (I)(L)	82,000	1,099,620
Tobacco - 5.14%
Lorillard, Inc.	296,500	34,180,520

		35,280,140
Energy - 21.83%
Oil, Gas & Consumable Fuels - 21.83%
Alpha Natural Resources, Inc. (I)(L)	436,800	23,932,272
Anadarko Petroleum Corp.	174,800	13,900,096
Apache Corp.	29,050	3,619,630
ConocoPhillips	251,500	18,414,830
Consol Energy, Inc.	386,600	19,820,982
Devon Energy Corp.	242,300	20,370,161
Murphy Oil Corp.	87,100	6,000,319
Noble Energy, Inc.	174,500	16,263,400
Petrohawk Energy Corp. (I)	128,000	3,388,160
Petroleo Brasileiro SA, ADR	560,100	19,396,263

		145,106,113

		145,106,113
Financials - 14.00%
Capital Markets - 3.77%
Apollo Investment Corp.	438,000	4,997,580
Invesco, Ltd.	466,000	11,496,220
The Goldman Sachs Group, Inc.	61,000	8,584,530

		25,078,330
Commercial Banks - 1.19%
PNC Financial Services Group, Inc.	126,200	7,877,404
Diversified Financial Services - 1.70%
JPMorgan Chase & Company	262,100	11,333,204
Insurance - 6.85%
ACE, Ltd.	299,400	20,604,708
AIA Group, Ltd. (I)	1,451,180	5,126,254
Loews Corp.	185,000	7,773,700

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	272,200	$12,004,020

		45,508,682
Real Estate Investment Trusts - 0.49%
Weyerhaeuser Company (L)	151,615	3,265,787

		93,063,407
Health Care - 5.75%
Health Care Equipment & Supplies - 1.03%
Baxter International, Inc.	115,300	6,862,656
Health Care Providers & Services - 2.75%
AmerisourceBergen Corp.	442,500	18,239,850
Pharmaceuticals - 1.97%
Pfizer, Inc.	384,000	8,236,800
Warner Chilcott PLC, Class A	202,400	4,879,864

		13,116,664

		38,219,170
Industrials - 18.53%
Aerospace & Defense - 3.76%
AerCap Holdings NV (I)	521,837	7,076,110
Bombardier, Inc.	507,908	3,524,018
United Technologies Corp.	164,200	14,411,834

		25,011,962
Airlines - 1.72%
Copa Holdings SA, Class A	183,150	11,445,044
Construction & Engineering - 0.77%
Aecom Technology Corp. (I)(L)	179,300	5,140,531
Industrial Conglomerates - 1.66%
Tyco International, Ltd.	223,560	11,032,686
Machinery - 5.42%
AGCO Corp. (I)(L)	193,500	9,998,145
Eaton Corp.	328,700	16,983,929
Stanley Black & Decker, Inc.	122,500	9,050,300

		36,032,374
Road & Rail - 5.20%
Union Pacific Corp.	329,000	34,535,130

		123,197,727
Information Technology - 8.57%
Communications Equipment - 3.52%
Cisco Systems, Inc.	250,000	4,200,000
Harris Corp. (L)	388,000	19,182,720

		23,382,720
Electronic Equipment, Instruments & Components - 0.56%
Corning, Inc.	184,000	3,707,600
IT Services - 3.96%
International Business Machines Corp.	135,000	22,805,550
Visa, Inc., Class A	43,500	3,526,110

		26,331,660
Office Electronics - 0.53%
Xerox Corp.	347,600	3,548,996

		56,970,976
Materials - 14.85%
Chemicals - 7.16%
Celanese Corp., Series A	482,900	25,154,261
Lanxess AG	165,000	14,270,450
Methanex Corp.	135,000	4,307,850

The accompanying notes are an integral part of the financial statements.	271

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
PPG Industries, Inc.	43,433	$3,852,507

		47,585,068
Metals & Mining - 7.69%
Freeport-McMoRan Copper & Gold, Inc.	298,300	15,404,212
Grupo Mexico SAB de CV, Series B	2,305,000	8,236,416
Schnitzer Steel Industries, Inc. (L)	113,500	6,707,850
Southern Copper Corp.	366,200	12,655,872
Vale SA, ADR (L)	251,700	8,119,842

		51,124,192

		98,709,260
Telecommunication Services - 3.96%
Diversified Telecommunication Services - 0.52%
Windstream Corp. (L)	259,000	3,483,550
Wireless Telecommunication Services - 3.44%
America Movil SAB de CV, Series L, ADR	433,500	22,845,449

		26,328,999

TOTAL COMMON STOCKS (Cost $393,663,537)		$645,194,881

PREFERRED SECURITIES - 1.84%
Energy - 0.34%
Oil, Gas & Consumable Fuels - 0.34%
Apache Corp., Series D, 6.000% (L)	34,000	2,262,020
Financials - 1.50%
Diversified Financial Services - 1.00%
2009 Dole Food Automatic Common
Exchange Security Trust, 7.000% (S)	251,300	3,168,893
Citigroup, Inc., 7.500%	29,047	3,500,164

		6,669,057
Insurance - 0.50%
Hartford Financial Services Group, Inc.,
Series F, 7.250% (L)	125,000	3,285,000

		9,954,057

TOTAL PREFERRED SECURITIES (Cost $10,920,476)		$12,216,077

CONVERTIBLE BONDS - 0.24%
Financials - 0.24%
Apollo Investment Corp.
5.750%, 01/15/2016 (S)	$1,557,000	$1,570,624

TOTAL CONVERTIBLE BONDS (Cost $1,535,080)		$1,570,624

WARRANTS - 0.32%
Hartford Financial Services Group, Inc.
(Expiration Date: 06/26/2019, Strike
Price: $9.79) (I)	117,000	2,103,660

TOTAL WARRANTS (Cost $1,718,120)		$2,103,660

SECURITIES LENDING COLLATERAL - 9.47%
John Hancock Collateral
Investment Trust, 0.2531% (W)(Y)	6,293,327	62,984,253

TOTAL SECURITIES LENDING
COLLATERAL (Cost $62,969,453)		$62,984,253

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.58%
Repurchase Agreement - 0.58%
Repurchase Agreement with State Street Corp.
dated 05/31/2011 at 0.010% to be
repurchased at $3,850,001 on 06/01/2011,
collateralized by $3,885,000 Federal Home
Loan Bank, 4.250% due 02/26/2029 (valued
at $3,928,706, including interest)	$3,850,000	$3,850,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,850,000)		$3,850,000

Total Investments (Value & Restructuring Fund)
(Cost $474,656,666) - 109.50%		$727,919,495
Other assets and liabilities, net - (9.50%)		(63,142,953)

TOTAL NET ASSETS - 100.00%		$664,776,542

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
COP	- Colombian Peso
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
ILS	- Israel, New Shekels
INR	- Indian Rupee
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
PEN	- Peruvian Nuevo Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SGD	- Singapore Dollar
SEK	- Swedish Krona
TRY	- Turkish Lira
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
CDOR	- Canadian Dealer Offered Rate
CMT	- Constant Maturity Treasury
EURIBOR	- Euro Interbank Offered Rate
GBPLIBOR	- Pound Sterling LIBOR
GDR	- Global Depositary Receipts
IO	- Interest Only (Interest Tranche of Stripped Mortgage Pool)
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security
SADR	- Sponsored American Depositary Receipts
TBA	- To Be Announced
(A)	The subadviser is an affiliate of the adviser.
(D)	Principal amount of security is adjusted for inflation.

The accompanying notes are an integral part of the financial statements.	272

John Hancock Funds II

Portfolio of Investments — May 31, 2011 (Unaudited) (showing percentage of total net assets)

(F)	All or portion of this security is held at a broker to meet the margin requirements for futures contracts.
(G)	The Fund’s sub-adviser is shown parenthetically.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of May 31, 2011.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.
(P)	Variable rate obligation. Securities reset coupon rates periodically.
The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.
(S)	The securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(T)	All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.
(U)	All or a portion of this position represents unfunded
loan commitment.
(V)	The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund (See notes for further details).
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser.
Also, it represents the investment of securities lending
collateral received.
(Y)	The rate shown is the annualized seven-day yield as of
May 31, 2011.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing
business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	273

Notes to Portfolio of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, for All Cap Core Fund, Core Diversified Growth & Income Fund, Core Fundamental Holdings Fund, Core Global Diversification Fund, Index 500 Fund, Lifecycle 2050 Fund, Real Estate Equity Fund, Retirement 2010 Fund, Retirement 2015 Fund, Retirement 2020 Fund, Retirement 2025 Fund, Retirement 2030 Fund, Retirement 2035 Fund, Retirement 2040 Fund, Retirement 2045 Fund, Retirement 2050 Fund, Small Company Growth Fund, U.S. Multi Sector Fund and Value Fund, all investments are categorized as Level 1 under the hierarchy described above.

For All Cap Value Fund, Large Cap Fund, Mid Cap Index Fund, Optimized Value Fund, Real Estate Securities Fund, Small Cap Growth Fund and Small Cap Value Fund, all investments are categorized as Level 1 under the hierarchy described above except for repurchase agreements and/or short term discount notes which are categorized as Level 2.

For Mid Cap Growth Index Fund and Mid Cap Value Index Fund, all investments are categorized as Level 1 under the hierarchy described above except for short term Treasury Bill which are categorized as Level 2.

For Mid Cap Value Equity Fund, all investments are categorized as Level 1 under the hierarchy described above except for repurchase agreements, convertible bonds and short term discount notes which are categorized as Level 2.

For Small Company Value Fund, all investments are categorized as Level 1 under the hierarchy described above except for Preferred Securities which are categorized as Level 2.

For Short Term Government Income Fund, all investments are categorized as Level 2 under the hierarchy described above except for securities lending collateral which are categorized as Level 1.

The following is a summary of the values by input classification of the Funds’ investments as of May 31, 2011, by major security category or type:

274

	Total Market Value	Level 1 Quoted	Level 2 Significant	Level 3 Significant
	at 5/30/2011	Price	Observable Inputs	Unoberservable Inputs
Active Bond Fund

U.S. Government & Agency Obligations	$396,612,082	-	$396,612,082	-
Foreign Government Obligations	2,754,446	-	2,754,446	-
Corporate Bonds	516,780,798	-	515,901,629	$879,169
Capital Preferred Securities	29,863,165	-	29,863,165	-
Convertible Bonds	1,753,188	-	1,753,188	-
Term Loans	7,502,366	-	4,337,366	3,165,000
Municipal Bonds	2,486,512	-	2,486,512	-
Collateralized Mortgage Obligations	252,000,435	-	243,127,117	8,873,318
Asset Backed Securities	37,141,675	-	32,738,270	4,403,405
Common Stocks	11,925	-	11,925	-
Preferred Securities	3,950,044	$3,283,985	666,059	-
Securities Lending Collateral	65,093,674	65,093,674	-	-
Short-Term Investments	49,891,428	27,591,428	22,300,000
Total Investments in Securities	$1,365,841,738	$95,969,087	$1,252,551,759	$17,320,892
Other Financial Instruments:
Futures	($45,841)	($45,841)	-	-
Forward Foreign Currency Contracts	($25,870)	-	($25,870)	-
Credit Default Swaps	$246,432	-	$246,432	-

Alpha Opportunities Fund

Common Stocks
Consumer Discretionary	$254,109,703	$236,305,086	$17,804,617	-
Consumer Staples	113,150,924	98,087,591	15,063,333	-
Energy	160,459,717	143,985,614	16,474,103	-
Financials	150,605,448	125,579,583	25,025,865	-
Health Care	194,139,681	190,983,649	3,156,032	-

275

Industrials	170,911,862	148,181,322	22,730,540	-
Information Technology	294,855,918	281,360,277	13,495,641	-
Materials	120,142,303	91,228,965	28,913,338	-
Telecommunication Services	7,585,906	6,267,783	1,318,123	-
Utilities	5,161,211	5,161,211	-	-
Preferred Securities
Financials	25,351	25,351	-	-
Investment Companies	5,373,624	5,373,624	-	-
Securities Lending Collateral	207,359,898	207,359,898	-	-
Short-Term Investments	35,500,000	-	35,500,000	-
Total Investments in Securities	$1,719,381,546	$1,539,899,954	$179,481,592	-
Other Financial Instruments:
Forward Foreign Currency Contracts	$235,005	-	$235,005	-

Blue Chip Growth Fund

Common Stocks
Consumer Discretionary	$524,197,689	$524,197,689	-	-
Consumer Staples	9,689,066	9,296,377	$392,689	-
Energy	213,662,918	213,662,918	-	-
Financials	236,230,460	235,287,909	942,551	-
Health Care	206,373,339	206,373,339	-	-
Industrials	404,564,177	404,564,177	-	-
Information Technology	718,379,584	676,757,334	30,505,053	$11,117,197
Materials	94,421,577	94,421,577	-	-
Telecommunication Services	46,107,320	46,107,320	-	-
Securities Lending Collateral	100,760,131	100,760,131	-	-
Short-Term Investments	20,636,686	20,636,686	-	-
Total Investments in Securities	$2,575,022,947	$2,532,065,457	$31,840,293	$11,117,197

Capital Appreciation Fund

Common Stocks
Consumer Discretionary	$460,927,014	$402,209,388	$58,717,626	-
Consumer Staples	108,737,330	108,737,330	-	-

276

Energy	122,226,474	122,226,474	-	-
Financials	72,176,076	72,176,076	-	-
Health Care	256,361,517	256,361,517	-	-
Industrials	200,199,121	200,199,121	-	-
Information Technology	677,052,700	651,209,370	25,843,330	-
Materials	71,574,940	71,574,940	-	-
Telecommunication Services	28,297,963	28,297,963	-	-
Securities Lending Collateral	120,768,081	120,768,081	-	-
Short-Term Investments	8,395,281	8,395,281	-	-
Total Investments in Securities	$2,126,716,497	$2,042,155,541	$84,560,956	-

Capital Appreciation Value Fund

Common Stocks
Consumer Discretionary	$30,366,768	$30,366,768	-	-
Consumer Staples	43,836,861	43,734,602	$102,259	-
Energy	27,021,398	27,021,398	-	-
Financials	41,633,889	39,570,323	2,063,566	-
Health Care	32,500,953	32,500,953	-	-
Industrials	36,320,777	31,669,002	4,651,775	-
Information Technology	40,856,395	40,856,395	-	-
Materials	5,115,842	5,115,842	-	-
Telecommunication Services	6,848,516	6,848,516	-	-
Utilities	2,037,760	2,037,760	-	-
Preferred Securities
Consumer Discretionary	3,678,730	3,678,730	-	-
Financials	3,590,413	3,590,413	-	-
Utilities	761,025	761,025	-	-
Corporate Bonds
Consumer Discretionary	6,710,013	-	6,710,013	-
Consumer Staples	1,879,907	-	1,879,907	-
Energy	1,566,775	-	1,566,775	-
Industrials	8,899,816	-	8,899,816	-
Information Technology	1,416,645	-	1,416,645	-

277

Telecommunication Services	922,838	-	922,838	-
Utilities	1,890,230	-	1,890,230	-
Convertible Bonds
Consumer Discretionary	2,264,334	-	2,264,334	-
Energy	970,069	-	970,069	-
Financials	1,344,021	-	1,344,021	-
Industrials	854,070	-	854,070	-
Information Technology	2,376,479	-	2,376,479	-
Materials	970,520	-	970,520	-
Telecommunication Services	237,229	-	237,229	-
Term Loans
Consumer Discretionary	19,156,025	-	19,156,025	-
Consumer Staples	1,493,125	-	1,493,125	-
Financials	2,691,719	-	2,691,719	-
Health Care	3,903,676	-	3,903,676	-
Information Technology	1,565,886	-	1,565,886	-
Materials	743,665	-	743,665	-
Telecommunication Services	5,355,321	-	5,355,321	-
Securities Lending Collateral	13,641,212	13,641,212	-	-
Short-Term Investments	31,182,479	31,182,479	-	-
Total Investments in Securities	$386,605,381	$312,575,418	$74,029,963	-

Core Bond Fund

U.S. Government & Agency Obligations	$356,916,868	-	$353,614,199	$3,302,669
Foreign Government Obligations	9,250,608	-	9,250,608	-
Corporate Bonds	123,004,223	-	123,004,223	-
Municipal Bonds	6,940,519	-	6,940,519	-
Capital Preferred Securities	1,109,739	-	1,109,739	-
Collateralized Mortgage Obligations	144,776,652	-	139,931,584	4,845,068
Asset Backed Securities	59,040,558	-	50,495,851	8,544,707
Securities Lending Collateral	3,410,945	$3,410,945	-	-
Short-Term Investments	33,375,181	33,375,181	-	-

278

Total Investments in Securities	$737,825,293	$36,786,126	$684,346,723	$16,692,444
TBA Sale Commitments	($37,568,462)	-	($37,568,462)	-

Emerging Markets Debt Fund

Foreign Government Obligations	$2,816,444	-	$2,816,444	-
Corporate Bonds	13,361,423	-	13,162,275	$199,148
Convertible Bonds	50,125	-	50,125	-
Preferred Securities	111,652	$80,371	31,281	-
Short-Term Investments	157,000	-	157,000	-
Total Investments in Securities	$16,496,644	$80,371	$16,217,125	$199,148
Other Financial Instruments:
Futures	($4,583)	($4,583)	-	-
Forward Foreign Currency Contracts	$23,152	-	$23,152	-

Equity-Income Fund

Common Stocks
Consumer Discretionary	$215,114,220	$210,052,434	$5,061,786	-
Consumer Staples	112,358,926	112,358,926	-	-
Energy	200,023,710	200,023,710	-	-
Financials	302,278,231	302,278,231	-	-
Health Care	87,037,195	87,037,195	-	-
Industrials	183,800,683	183,800,683	-	-
Information Technology	111,681,915	111,681,915	-	-
Materials	91,306,754	91,306,754	-	-
Telecommunication Services	63,689,594	52,631,272	11,058,322	-
Utilities	121,522,133	121,522,133	-	-
Consumer Discretionary	11,708,370	11,708,370	-	-
Securities Lending Collateral	134,045,609	134,045,609	-	-
Short-Term Investments	72,619,165	72,619,165	-	-
Total Investments in Securities	$1,707,186,505	$1,691,066,397	$16,120,108	-

Fundamental Value Fund

Common Stocks

279

Consumer Discretionary	$92,887,542	$90,013,279	$2,874,263	-
Consumer Staples	292,774,118	267,320,131	25,453,987	-
Energy	268,794,672	258,559,111	10,235,561	-
Financials	470,519,343	418,906,216	51,613,127	-
Health Care	202,283,881	186,864,833	15,419,048	-
Industrials	94,693,554	52,430,448	42,263,106	-
Information Technology	104,652,611	104,652,611	-	-
Materials	128,333,912	107,053,493	21,280,419	-
Telecommunication Services	4,994,010	4,994,010	-	-
Materials	2,376,657	-	2,376,657	-
Securities Lending Collateral	91,328,363	91,328,363	-	-
Short-Term Investments	57,214,000	-	57,214,000	-
Total Investments in Securities	$1,810,852,663	$1,582,122,495	$228,730,168	-

Global Agribusiness Fund

Common Stocks
Australia	$29,164	-	$29,164	-
Brazil	130,822	$130,822	-	-
Canada	758,847	758,847	-	-
Chile	56,313	56,313	-	-
Germany	23,911	-	23,911	-
Indonesia	95,385	-	95,385	-
Ireland	53,676	-	53,676	-
Japan	26,936	-	26,936	-
Malaysia	50,418	-	50,418	-
Netherlands	84,640	84,640	-	-
Norway	66,253	66,253	-	-
Singapore	168,851	-	168,851	-
Switzerland	251,996	251,996	-	-
United Kingdom	74,605	-	74,605	-
United States	1,221,959	1,221,959	-	-
Warrants	1,137	1,137	-	-
Total Investments in Securities	$3,094,913	$2,571,967	$522,946	-

280

Global Bond Fund

Foreign Government Obligations	$222,486,901	-	$222,486,901	-
Corporate Bonds	416,745,020	-	414,883,067	$1,861,953
U.S. Government & Agency Obligations	153,191,419	-	153,191,419	-
Municipal Bonds	29,214,230	-	29,214,230	-
Term Loans	6,476,081	-	6,476,081	-
Capital Preferred Securities	2,558,294	-	2,558,294	-
Collateralized Mortgage Obligations	134,885,174	-	134,885,174	-
Asset Backed Securities	35,818,485	-	25,466,511	10,351,974
Preferred Securities	140,864	$140,864	-	-
Certificate of Deposit	8,337,041	-	8,337,041	-
Short-Term Investments	20,462,443	-	20,462,443	-
Total Investments in Securities	$1,030,315,952	$140,864	$1,017,961,161	$12,213,927
Other Financial Instruments:
Futures	$2,334,961	$2,334,961	-	-
Forward Foreign Currency Contracts	$3,184,800	-	$3,184,800	-
Written Options	($1,299,245)	($219,301)	($1,062,770)	($17,174)
Interest Rate Swaps	($677,744)	-	($677,744)	-
Credit Default Swaps	$1,432,098	-	$1,432,098	-

Global Infrastructure Fund

Common Stocks
Australia	$35,029	-	$35,029	-
Belgium	30,114	-	30,114	-
Bermuda	6,315	$6,315	-	-
Brazil	85,287	85,287	-	-
Canada	589,258	589,258	-	-
China	14,679	-	14,679	-
France	124,937	51,582	73,355	-
Germany	213,625	82,418	131,207	-
Hong Kong	147,867	-	147,867	-

281

Indonesia	6,108	-	6,108	-
Italy	292,930	-	292,930	-
Japan	6,952	-	6,952	-
Netherlands	33,295	-	33,295	-
Portugal	22,605	22,605	-	-
Singapore	38,437	-	38,437	-
Spain	71,793	-	71,793	-
Sweden	14,623	-	14,623	-
Thailand	85,786	-	85,786	-
United Kingdom	207,005	63,497	143,508	-
United States	791,935	791,935	-	-
Total Investments in Securities	$2,818,580	$1,692,897	$1,125,683	-

Global Real Estate Fund

Common Stocks
Australia	$41,922,084	-	$41,922,084	-
Brazil	1,966,172	$1,966,172	-	-
Canada	22,182,765	22,182,765	-	-
China	8,010,464	-	8,010,464	-
Finland	1,049,411	-	1,049,411	-
France	23,614,869	-	23,614,869	-
Germany	1,568,988	-	1,568,988	-
Guernsey, C.I.	458,955	-	458,955	-
Hong Kong	84,823,103	-	84,823,103	-
Italy	1,641,314	-	1,641,314	-
Japan	51,973,271	-	51,973,271	-
Jersey, C.I.	4,155,134	-	4,155,134	-
Netherlands	8,024,896	-	8,024,896	-
Norway	3,852,308	-	3,852,308	-
Philippines	1,451,493	-	1,451,493	-
Singapore	16,180,818	-	16,180,818	-
South Africa	952,784	-	952,784	-
Sweden	4,950,315	-	4,950,315	-

282

United Kingdom	28,089,848	-	28,089,848	-
United States	248,033,632	248,033,632	-	-
Rights	12,078	12,078	-	-
Securities Lending Collateral	22,803,401	22,803,401	-	-
Short-Term Investments	1,431,000	-	1,431,000	-
Total Investments in Securities	$579,149,103	$294,998,048	$284,151,055	-

Heritage Fund

Common Stocks
Consumer Discretionary	$55,665,907	$55,665,907	-	-
Consumer Staples	17,082,879	17,082,879	-	-
Energy	16,742,440	16,742,440	-	-
Financials	13,342,419	13,342,419	-	-
Health Care	35,757,214	35,757,214	-	-
Industrials	46,083,998	46,083,998	-	-
Information Technology	57,925,871	56,434,690	$1,491,181	-
Materials	10,468,957	10,468,957	-	-
Telecommunication Services	4,236,073	4,236,073	-	-
Utilities	1,620,900	1,620,900	-	-
Securities Lending Collateral	31,996,345	31,996,345	-	-
Short-Term Investments	688,927	688,927	-	-
Total Investments in Securities	$291,611,930	$290,120,749	$1,491,181	-
Other Financial Instruments:
Forward Foreign Currency Contracts	($6,502)	-	($6,502)	-

High Income Fund

Corporate Bonds	$151,616,317	-	$136,311,097	$15,305,220
Convertible Bonds	134,966,862	-	134,966,862	-
Term Loans	30,486,512	-	30,486,512	-
Collateralized Mortgage Obligations	738,331	-	477,567	260,764
Common Stocks	78,051,863	$68,087,499	3,910,668	6,053,696
Preferred Securities	66,102,677	26,922,695	39,179,982	-
Warrants	2,842,976	2,842,976	-	-

283

Short-Term Investments	6,132,273	-	6,132,273	-
Total Investments in Securities	$470,937,811	$97,853,170	$351,464,961	$21,619,680
Other Financial Instruments:
Forward Foreign Currency Contracts	($59,254)	-	($59,254)	-

High Yield Fund

Foreign Government Obligations	$37,078,124	-	$36,995,011	$83,113
Corporate Bonds	915,777,226	-	910,053,226	5,724,000
Capital Preferred Securities	16,072,941	-	16,072,941	-
Convertible Bonds	12,647,875	-	12,647,875	-
Term Loans	25,394,995	-	24,257,669	1,137,326
Common Stocks	31,416,548	$21,469,331	48,634	9,898,583
Preferred Securities	42,392,460	38,697,838	2,778,347	916,275
Warrants	2,621,967	2,084,882	96,216	440,869
Securities Lending Collateral	155,255	155,255	-	-
Short-Term Investments	40,989,859	-	40,989,859	-
Total Investments in Securities	$1,124,547,250	$62,407,306	$1,043,939,778	$18,200,166
Other Financial Instruments:
Futures	($114,305)	($114,305)	-	-
Forward Foreign Currency Contracts	$269,690	-	$269,690	-

International Equity Index Fund

Common Stocks
Australia	$29,527,552	-	$29,527,552	-
Austria	1,229,826	-	1,229,826	-
Belgium	3,591,560	-	3,591,560	-
Bermuda	345,756	-	345,756	-
Brazil	8,947,271	$8,947,271	-	-
Canada	40,384,587	40,384,587	-	-
Cayman Islands	82,780	-	82,780	-
Chile	1,826,353	1,826,353	-	-
China	16,702,890	-	16,702,890	-
Colombia	840,157	840,157	-	-

284

Czech Republic	474,700	-	474,700	-
Denmark	3,908,000	-	3,908,000	-
Egypt	365,708	-	365,708	-
Finland	3,672,248	-	3,672,248	-
France	33,903,856	-	33,903,856	-
Germany	28,418,640	-	28,418,640	-
Greece	878,919	-	878,919	-
Hong Kong	14,855,222	131,271	14,723,951	-
Hungary	572,734	-	572,734	-
India	7,797,754	7,585,748	212,006	-
Indonesia	3,130,029	68,686	3,061,343	-
Ireland	2,315,783	43,982	2,271,801	-
Israel	2,564,164	-	2,564,164	-
Italy	9,617,834	-	9,617,834	-
Japan	66,447,405	-	66,447,405	-
Luxembourg	1,768,804	-	1,768,804	-
Macau	333,226	-	333,226	-
Malaysia	3,609,695	-	3,609,695	-
Mauritius	76,838	-	76,838	-
Mexico	5,461,958	5,329,271	132,687	-
Netherlands	16,345,473	-	16,345,473	-
New Zealand	452,721	-	452,721	-
Norway	2,764,139	-	2,764,139	-
Peru	481,713	481,713	-	-
Philippines	797,191	-	797,191	-
Poland	2,161,238	-	2,161,238	-
Portugal	929,420	-	929,420	-
Russia	7,631,230	6,258,070	1,373,160	-
Singapore	5,845,675	-	5,845,675	-
South Africa	8,782,379	-	8,782,379	-
South Korea	18,098,340	188,747	17,909,593	-
Spain	12,336,116	-	12,336,116	-
Sweden	10,943,861	-	10,943,861	-

285

Switzerland	32,985,147	-	32,985,147	-
Taiwan	10,508,255	-	10,508,255	-
Thailand	1,910,490	-	1,910,490	-
Turkey	1,714,655	-	1,714,655	-
Ukraine	64,463	-	64,463	-
United Kingdom	65,587,084	47,484	65,539,600	-
United States	293,135	189,147	103,988	-
Preferred Securities
Brazil	10,372,309	10,372,309	-	-
Germany	1,730,913	-	1,730,913	-
South Korea	542,463	-	542,463	-
Rights	101,842	94,699	7,143	-
Warrants	1,640	1,640	-	-
Securities Lending Collateral	37,910,692	37,910,692	-	-
Short-Term Investments	15,343,262	15,343,262	-	-
Total Investments in Securities	$560,288,095	$136,045,089	$424,243,006	-
Other Financial Instruments:
Futures	$200,697	$200,697	-	-
Forward Foreign Currency Contracts	$194,853	-	$194,853	-

International Growth Stock Fund

Common Stocks
Australia	$11,481,244	-	$11,481,244	-
Belgium	3,039,832	-	3,039,832	-
Brazil	4,465,001	$4,465,001	-	-
Canada	11,565,624	11,565,624	-	-
China	3,170,425	-	3,170,425	-
Denmark	3,162,251	-	3,162,251	-
France	13,686,947	-	13,686,947	-
Germany	10,586,315	-	10,586,315	-
Hong Kong	3,070,361	-	3,070,361	-
India	2,192,187	2,192,187	-	-
Ireland	4,748,296	-	4,748,296	-

286

Israel	3,269,559	3,269,559	-	-
Japan	17,035,496	-	17,035,496	-
Mexico	6,142,988	6,142,988	-	-
Netherlands	7,419,718	776,259	6,643,459	-
Russia	2,233,622	-	2,233,622	-
Singapore	5,152,370	-	5,152,370	-
South Korea	5,345,254	-	5,345,254	-
Sweden	6,861,503	-	6,861,503	-
Switzerland	17,437,314	-	17,437,314	-
Taiwan	4,084,193	-	4,084,193	-
Turkey	1,244,113	-	1,244,113	-
United Kingdom	29,709,324	-	29,709,324	-
Short-Term Investments	12,939,147	12,939,147	-	-
Total Investments in Securities	$190,043,084	$41,350,765	$148,692,319	-

International Opportunities Fund

Common Stocks
Argentina	$14,549,769	$14,549,769	-	-
Belgium	8,135,962	-	$8,135,962	-
Brazil	52,181,285	52,181,285	-	-
Canada	37,481,086	37,481,086	-	-
China	35,494,098	26,428,069	9,066,029	-
Denmark	24,831,273	-	24,831,273	-
France	37,504,860	-	37,504,860	-
Germany	68,236,807	-	68,236,807	-
Hong Kong	63,456,416	-	63,456,416	-
India	12,357,051	12,357,051	-	-
Japan	124,805,121	-	124,805,121	-
Luxembourg	13,936,625	13,936,625	-	-
Macau	326,345	-	326,345	-
Netherlands	51,197,030	30,432,511	20,764,519	-
Singapore	15,187,424	-	15,187,424	-
Spain	24,260,038	-	24,260,038	-

287

Switzerland	82,365,152	-	82,365,152	-
Taiwan	9,847,084	9,847,084	-	-
United Kingdom	64,601,033	-	64,601,033	-
United States	15,382,446	15,382,446	-	-
Rights
Germany	2,856,200	2,856,200	-	-
Short-Term Investments	37,067,928	37,067,928	-	-
Total Investments in Securities	$796,061,033	$252,520,054	$543,540,979	-
Other Financial Instruments:
Forward Foreign Currency Contracts	($2,915,821)	-	($2,915,821)	-

International Small Cap Fund

Common Stocks
Australia	$22,226,527	-	$22,226,527	-
Austria	7,067,643	-	7,067,643	-
Bahamas	6,948,500	$6,948,500	-	-
Belgium	6,708,657	-	6,708,657	-
Canada	33,064,379	33,064,379	-	-
China	10,248,111	-	10,248,111	-
Finland	10,668,832	-	10,668,832	-
Germany	8,549,520	-	8,549,520	-
Greece	5,581,930	-	5,581,930	-
Hong Kong	32,410,424	-	32,410,424	-
India	1,023,839	-	1,023,839	-
Japan	26,900,368	-	26,900,368	-
Liechtenstein	4,364,762	-	4,364,762	-
Netherlands	31,242,670	-	31,242,670	-
Norway	6,949,669	-	6,949,669	-
Singapore	385,484	-	385,484	-
South Korea	19,197,481	-	19,197,481	-
Spain	8,130,700	-	8,130,700	-
Sweden	6,750,100	-	6,750,100	-
Switzerland	11,438,402	-	11,438,402	-

288

Taiwan	18,285,690	-	18,285,690	-
Thailand	13,261,699	-	13,261,699	-
United Kingdom	45,760,810	-	45,760,810	-
United States	6,042,327	6,042,327	-	-
Rights	360,816	360,816	-	-
Securities Lending Collateral	19,154,132	19,154,132	-	-
Short-Term Investments	16,800,000	-	16,800,000	-
Total Investments in Securities	$379,523,472	$65,570,154	$313,953,318	-

International Small Company Fund

Common Stocks
Australia	$17,696,164	$310,877	$17,382,792	$2,495
Austria	1,585,835	-	1,585,835	-
Belgium	2,544,523	-	2,544,523	-
Bermuda	1,128,641	123,841	1,004,800	-
Canada	29,437,804	29,428,544	9,260	-
Cayman Islands	45,452	-	45,452	-
China	260,132	-	260,132	-
Cyprus	288,929	-	288,929	-
Denmark	2,333,741	-	2,333,741	-
Finland	5,171,123	-	5,171,123	-
France	9,308,782	-	9,308,782	-
Gabon	22,097	-	22,097	-
Germany	11,623,802	133,661	11,490,141	-
Gibraltar	166,127	-	166,127	-
Greece	2,026,480	-	2,026,480	-
Hong Kong	6,216,457	24,622	6,139,686	52,149
Ireland	2,269,299	-	2,268,115	1,184
Israel	2,452,926	375,588	2,077,338	-
Italy	6,660,165	-	6,654,622	5,543
Japan	42,714,976	-	42,714,976	-
Jersey, C.I.	12,103	-	12,103	-
Liechtenstein	68,198	-	68,198	-

289

Luxembourg	193,235	-	193,235	-
Malaysia	49,255	-	49,255	-
Monaco	58,759	-	58,759	-
Netherlands	4,396,879	39,341	4,357,538	-
New Zealand	1,829,842	-	1,829,842	-
Norway	2,238,193	-	2,238,193	-
Peru	233,583	-	233,583	-
Portugal	669,322	-	669,322	-
Singapore	3,048,168	-	3,048,168	-
South Africa	103,847	103,847	-	-
Spain	4,769,853	-	4,769,853	-
Sweden	6,261,417	30,144	6,231,273	-
Switzerland	13,258,270	-	13,258,270	-
United Arab Emirates	18,266	-	18,266	-
United Kingdom	37,694,325	-	37,694,325	-
United States	714,020	704,145	9,875	-
Convertible Bonds	6,926	-	6,926	-
Warrants	24,337	18,162	6,175	-
Rights	41,694	36,251	5,443	-
Securities Lending Collateral	8,138,536	8,138,536	-	-
Short-Term Investments	911,136	911,136	-	-
Total Investments in Securities	$228,693,619	$40,378,695	$188,253,553	$61,371

International Value Fund

Common Stocks
Australia	$12,854,470	-	$12,854,470	-
Austria	11,324,294	-	11,324,294	-
Bermuda	7,166,678	$7,166,678	-	-
Canada	14,715,742	14,715,742	-	-
China	11,060,486	-	11,060,486	-
Denmark	4,822,361	-	4,822,361	-
France	151,497,115	-	151,497,115	-
Germany	92,553,740	-	92,553,740	-

290

Hong Kong	26,234,464	-	26,234,464	-
India	5,647,811	-	5,647,811	-
Ireland	17,763,972	7,724,234	10,039,738	-
Italy	25,843,503	-	25,843,503	-
Japan	106,729,339	-	106,729,339	-
Netherlands	107,929,366	-	107,929,366	-
Norway	56,455,139	-	56,455,139	-
Russia	20,198,650	20,198,650	-	-
Singapore	46,979,615	18,256,674	28,722,941	-
South Korea	70,322,654	61,824,888	8,497,766	-
Spain	39,380,645	-	39,380,645	-
Sweden	13,054,481	-	13,054,481	-
Switzerland	124,950,841	-	124,950,841	-
Taiwan	79,846,508	-	79,846,508	-
United Kingdom	251,965,710	-	251,965,710	-
United States	9,406,042	9,406,042	-	-
Securities Lending Collateral	121,985,127	121,985,127	-	-
Short-Term Investments	51,700,000	-	51,700,000	-
Total Investments in Securities	$1,482,388,753	$261,278,035	$1,221,110,718	-

Investment Quality Bond Fund

U.S. Government & Agency Obligations	$193,369,027	-	$193,369,027	-
Foreign Government Obligations	3,128,437	-	3,128,437	-
Corporate Bonds	223,855,761	-	223,855,761	-
Capital Preferred Securities	765,863	-	765,863	-
Convertible Bonds	23,432	-	23,432	-
Municipal Bonds	13,161,143	-	13,161,143	-
Collateralized Mortgage Obligations	39,940,178	-	39,940,178	-
Asset Backed Securities	6,723,477	-	5,420,877	$1,302,600
Securities Lending Collateral	2,824,229	$2,824,229	-	-
Short-Term Investments	24,000,000	-	24,000,000	-
Total Investments in Securities	$507,791,547	$2,824,229	$503,664,718	$1,302,600

291

Other Financial Instruments:
Futures	($116,579)	($116,579)	-	-
Forward Foreign Currency Contracts	($150,266)	-	($150,266)	-
Interest Rate Swaps	($161,775)	-	($161,775)	-
Credit Default Swaps	($4,166,276)	-	($4,166,276)	-

Mid Cap Stock Fund

Common Stocks
Consumer Discretionary	$292,084,233	$273,768,857	$18,315,376	-
Consumer Staples	48,914,995	48,914,995	-	-
Energy	86,462,252	84,284,029	2,178,223	-
Financials	27,805,395	20,412,710	7,392,685	-
Health Care	165,372,214	165,372,214	-	-
Industrials	149,917,611	137,676,776	12,240,835	-
Information Technology	287,263,420	282,179,885	5,083,535	-
Materials	38,450,506	33,304,149	5,146,357	-
Securities Lending Collateral	239,139,831	239,139,831	-	-
Short-Term Investments	30,900,000	-	30,900,000	-
Total Investments in Securities	$1,366,310,457	$1,285,053,446	$81,257,011	-

Mid Value Fund

Common Stocks
Consumer Discretionary	$72,459,542	$70,656,541	$1,803,001	-
Consumer Staples	40,394,854	40,394,854	-	-
Energy	49,165,042	49,165,042	-	-
Financials	116,465,132	116,465,132	-	-
Health Care	34,103,298	34,103,298	-	-
Industrials	46,674,910	46,674,910	-	-
Information Technology	37,978,326	37,978,326	-	-
Materials	32,469,643	32,469,643	-	-
Telecommunication Services	6,199,642	6,199,642	-	-
Utilities	46,588,093	46,588,093	-	-
Preferred Securities

292

Financials	715,860	-	715,860	-
Utilities	479,076	479,076	-	-
Convertible Bonds
Financials	689,858	-	689,858	-
Industrials	1,501,760	-	1,501,760	-
Telecommunication Services	3,213,438	-	3,213,438	-
Securities Lending Collateral	123,527,587	123,527,587	-	-
Short-Term Investments	41,051,757	41,051,757	-	-
Total Investments in Securities	$653,677,818	$645,753,901	$7,923,917	-

Mutual Shares Fund

Common Stocks
Consumer Discretionary	$30,052,875	$23,890,833	$6,162,042	-
Consumer Staples	86,535,946	53,347,027	33,188,919	-
Energy	26,226,672	20,628,105	5,598,567	-
Financials	51,358,871	39,541,396	11,817,475	-
Health Care	56,557,630	53,352,705	3,204,925	-
Industrials	19,214,704	6,679,619	12,535,085	-
Information Technology	33,542,082	31,676,232	1,865,850	-
Materials	19,705,112	9,639,078	10,066,034	-
Telecommunication Services	10,068,840	-	10,068,840	-
Utilities	14,249,669	8,007,644	6,242,025	-
Corporate Bonds
Consumer Discretionary	383,520	-	383,520	-
Energy	399,243	-	399,243	-
Term Loans	1,114,358	-	1,114,358	-
Rights
Financials	65,971	65,971	-	-
Health Care	146,954	146,954	-	-
Securities Lending Collateral	14,678,837	14,678,837	-	-
U.S. Government & Agency Obligations	25,998,160	-	25,998,160	-
Total Investments in Securities	$390,299,444	$261,654,401	$128,645,043	-

293

Other Financial Instruments:
Forward Foreign Currency Contracts	($224,760)	-	($224,760)	-

Real Return Bond Fund

U.S. Government & Agency Obligations	$738,519,978	-	$738,519,978	-
Foreign Government Obligations	47,722,942	-	47,722,942	-
Corporate Bonds	206,104,904	-	206,104,904	-
Municipal Bonds	1,800,539	-	1,800,539	-
Collateralized Mortgage Obligations	109,627,379	-	109,627,379	-
Asset Backed Securities	36,010,539	-	31,993,809	$4,016,730
Preferred Securities	542,500	$542,500	-	-
Options Purchased	311,881	-	311,881	-
Short-Term Investments	2,938,876	-	2,938,876	-
Total Investments in Securities	$1,143,579,538	$542,500	$1,139,020,308	$4,016,730
Other Financial Instruments:
Futures	$394,135	$394,135	-	-
Forward Foreign Currency Contracts	$1,253,192	-	$1,253,192	-
Written Options	($1,854,449)	($40,779)	($1,642,516)	($171,154)
Interest Rate Swaps	$17,330	-	$17,330	-
Credit Default Swaps	$1,959,737	-	$1,959,737	-

Small Cap Index Fund

Common Stocks
Consumer Discretionary	$12,603,984	$12,603,984	-	-
Consumer Staples	2,983,180	2,983,180	-	-
Energy	6,482,428	6,479,591	$2,837	-
Financials	18,853,642	18,853,642	-	-
Health Care	12,426,536	12,425,678	-	$858
Industrials	14,282,144	14,282,144	-	-
Information Technology	18,033,896	18,033,896	-	-
Materials	5,547,545	5,547,545	-	-
Telecommunication Services	869,289	869,289	-	-

294

Utilities	2,921,337	2,921,337	-	-
Corporate Bonds
Financials	1,017	-	1,017	-
Securities Lending Collateral	10,239,382	10,239,382	-	-
Short-Term Investments	7,839,000	-	7,839,000
Total Investments in Securities	$113,083,380	$105,239,668	$7,842,854	$858
Other Financial Instruments:
Futures	$223,396	$223,396	-	-

Small Cap Opportunities Fund

Common Stocks
Consumer Discretionary	$34,652,799	$34,652,799	-	-
Consumer Staples	9,430,481	9,420,801	-	$9,680
Energy	21,867,051	21,867,051	-	-
Financials	38,694,106	38,694,106	-	-
Health Care	22,359,402	22,359,402	-	-
Industrials	35,552,652	35,552,652	-	-
Information Technology	30,910,989	30,910,989	-	-
Materials	16,844,549	16,844,549	-	-
Telecommunication Services	1,802,031	1,802,031	-	-
Utilities	2,008,765	2,008,765	-	-
Rights	196	-	$196	-
Securities Lending Collateral	23,718,497	23,718,497	-	-
Short-Term Investments	2,429,443	2,429,443	-	-
Total Investments in Securities	$240,270,961	$240,261,085	$196	$9,680

Smaller Company Growth Fund

Common Stocks
Consumer Discretionary	$20,547,324	$20,541,823	-	$5,501
Consumer Staples	2,566,669	2,566,669	-	-
Energy	11,998,989	11,998,490	-	499
Financials	8,777,321	8,777,321	-	-
Health Care	24,593,574	24,593,150	-	424

295

Industrials	35,523,063	35,523,063	-	-
Information Technology	38,982,018	38,982,018	-	-
Materials	4,186,497	4,186,497	-	-
Telecommunication Services	5,993,112	5,993,112	-	-
Utilities	340,351	340,351	-	-
Corporate Bonds	136	-	$136	-
Securities Lending Collateral	18,856,705	18,856,705	-	-
Short-Term Investments	2,878,440	536,440	2,342,000	-
Total Investments in Securities	$175,244,199	$172,895,639	$2,342,136	$6,424
Other Financial Instruments:
Futures	$26,383	$26,383	-	-

Spectrum Income Fund

U.S. Government & Agency Obligations	$243,311,091	-	$243,311,091	-
Foreign Government Obligations	146,061,413	-	145,803,413	$258,000
Corporate Bonds	428,627,051	-	428,416,551	210,500
Capital Preferred Securities	2,828,911	-	2,828,911	-
Convertible Bonds	275,688	-	275,688	-
Municipal Bonds	4,046,038	-	4,046,038	-
Term Loans	16,324,224		16,324,224
Collateralized Mortgage Obligations	20,441,342	-	20,441,342	-
Asset Backed Securities	15,460,328	-	15,071,959	388,369
Common Stocks	146,463,924	$145,060,002	1,403,922	-
Preferred Securities	6,891,239	3,706,103	3,185,136	-
Securities Lending Collateral	22,557,393	22,557,393	-	-
Short-Term Investments	37,381,825	35,005,884	2,375,941	-
Total Investments in Securities	$1,090,670,467	$206,329,382	$883,484,216	$856,869
Other Financial Instruments:
Futures	($284,493)	($284,493)	-	-
Forward Foreign Currency Contracts	($533,401)	-	($533,401)	-
Interest Rate Swaps	($152,714)	-	($152,714)	-
Credit Default Swaps	(9,657)	-	($9,657)	-

296

Total Bond Market Fund

U.S. Government & Agency Obligations	$238,263,691	-	$238,263,691	-
Foreign Government Obligations	5,581,118	-	5,581,118	-
Corporate Bonds	92,511,090	-	92,511,090	-
Municipal Bonds	2,695,597	-	2,695,597	-
Collateralized Mortgage Obligations	22,684,077	-	22,684,077	-
Asset Backed Securities	815,949	-	815,949	-
Securities Lending Collateral	10,640,419	$10,640,419	-	-
Short-Term Investments	21,863,251	21,863,251	-	-
Total Investments in Securities	$395,055,192	$32,503,670	$362,551,522	-

Total Return Fund

U.S. Government & Agency Obligations	$583,803,446	-	$583,803,446	-
Foreign Government Obligations	664,511,880	-	664,511,880	-
Corporate Bonds	740,608,114	-	740,608,114	-
Convertible Bonds	11,471,250	-	11,471,250	-
Term Loans	9,542,475	-	9,542,475	-
Municipal Bonds	81,453,532	-	81,453,532	-
Capital Preferred Securities	28,992,807	-	28,992,807	-
Collateralized Mortgage Obligations	142,650,035	-	139,786,928	$2,863,107
Asset Backed Securities	61,378,169	-	60,113,576	1,264,593
Preferred Securities	17,047,527	$11,945,602	5,101,925	-
Options Purchased	185,427	-	185,427	-
Short-Term Investments	405,510,867	-	405,510,867	-
Total Investments in Securities	$2,747,155,529	$11,945,602	$2,731,082,227	$4,127,700
TBA Sale Commitments	($42,812,498)		($42,812,498)
Other Financial Instruments:
Futures	$12,720,270	$12,720,270	-	-
Forward Foreign Currency Contracts	$2,277,088	-	$2,277,088	-
Written Options	($5,888,161)	($225,340)	($5,568,195)	($94,626)

297

Interest Rate Swaps	($2,176,402)	-	($2,176,402)	-
Credit Default Swaps	$6,934,649	-	$6,934,649	-

U.S. High Yield Bond Fund

Corporate Bonds	$513,456,024	-	$513,456,024	-
Capital Preferred Securities	1,199,932	-	1,199,932	-
Convertible Bonds	3,686,000	-	3,686,000	-
Term Loans	116,976,258	-	116,976,258	-
Common Stocks	97,500	-	97,500	-
Preferred Securities	1,055,440	$945,720	-	$109,720
Short-Term Investments	12,582,221	12,563,798	18,423	-
Securities Lending Collateral	440,563	440,563	-	-
Total Investments in Securities	$649,493,938	$13,950,081	$635,434,137	$109,720

Value & Restructuring Fund

Common Stocks
Consumer Discretionary	$28,319,089	$28,319,089	-	-
Consumer Staples	35,280,140	35,280,140	-	-
Energy	145,106,113	145,106,113	-	-
Financials	93,063,407	87,937,153	$5,126,254	-
Health Care	38,219,170	38,219,170	-	-
Industrials	123,197,727	123,197,727	-	-
Information Technology	56,970,976	56,970,976	-	-
Materials	98,709,260	84,438,810	14,270,450	-
Telecommunication Services	26,328,999	26,328,999	-	-
Preferred Securities
Energy	2,262,020	2,262,020	-	-
Financials	9,954,057	6,785,164	3,168,893	-
Convertible Bonds
Financials	1,570,624	-	1,570,624	-
Warrants	2,103,660	2,103,660	-	-
Securities Lending Collateral	62,984,253	62,984,253	-	-

298

Short-Term Investments	3,850,000	-	3,850,000	-
Total Investments in Securities	$727,919,495	$699,933,274	$27,986,221	-

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended May 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Active Bond Fund

		Collateralized
		Mortgage	Asset Backed	Common	Preferred
	Corporate Bonds	Obligations	Securities	Stocks	Securities	Term Loan	Total
Balance as of 8-31-10	$201,858	$1,457,503	$1,864,506	$18,356	$359,270	-	$3,901,493
Realized gain (loss)	(139,442)	-	(928,979)	-	-	-	(1,068,421)
Changed in unrealized appreciation
(depreciation)	141,706	1,639	1,061,117	-	-	-	1,204,462
Purchases	698,550	8,171,021	3,538,000	-	-	$3,165,000	15,572,571
Sales	(23,503)	(123,047)	(533,671)	-	-	-	(680,221)
Transfers into Level 3	-	-	-	-	-	-	-
Transfers out of Level 3	-	(633,798)	(597,568)	(18,356)	(359,270)	-	(1,608,992)
Balance as of 5-31-11	$879,169	$8,873,318	$4,403,405	-	-	$3,165,000	$17,320,892
Change in unrealized at period end*	$1,096	$1,639	$143,041	-	-	-	$145,776

Core Bond Fund

	U.S. Government	Collateralized
	& Agency	Mortgage	Asset Backed
	Obligations	Obligations	Securities	Total
Balance as of 8-31-10	-	$1,631,384	-	$1,631,384
Realized gain (loss)	$9,417	61	-	9,478
Changed in unrealized appreciation
(depreciation)	27,979	20,085	$84,414	132,478

299

Purchases	3,774,093	3,219,144	8,460,293	15,453,530
Sales	(508,820)	(25,606)	-	(534,426)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of 5-31-11	$3,302,669	$4,845,068	$8,544,707	$16,692,444
Change in unrealized at period end*	$27,979	$20,014	$84,401	$132,394

Emerging Markets Debt Fund

	Corporate Bond
Balance as of 8-31-10	-
Realized gain (loss)	-
Changed in unrealized appreciation
(depreciation)	($1,491)
Purchases	200,639
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 5-31-11	$199,148
Change in unrealized at period end*	($1,491)

Global Bond Fund

		Asset Backed		Written
	Corporate Bonds	Securities	Total	Options
Balance as of 8-31-10	-	$741,201	$741,201	-
Realized gain (loss)	-	38,706	38,706	-
Changed in unrealized appreciation
(depreciation)	$24,653	489,458	514,111	$24,356
Purchases	1,837,300	10,476,007	12,313,307
Sales	-	(1,393,398)	(1,393,398)	(41,530)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of 5-31-11	$1,861,953	$10,351,974	$12,213,927	($17,174)
Change in unrealized at period end*	$22,333	$462,558	$484,891	$24,356

300

High Income Fund

		Collateralized
		Mortgage		Preferred
	Corporate Bonds	Obligations	Common Stocks	Securities	Total
Balance as of 8-31-10	$3,331,456	$306,024	$6,701,677	$20,222,011	$30,561,168
Realized gain (loss)	(8,657,076)	(2,758,339)	(782,436)	-	(12,197,851)
Changed in unrealized appreciation
(depreciation)	9,200,604	2,754,453	(1,215,273)	(436,738)	10,303,046
Purchases	15,169,134	2,307	2,417,490	2,272	17,591,203
Sales	(3,770,278)	(43,681)	-	(2,731,883)	(6,545,842)
Transfers into Level 3	31,380	-	-	-	31,380
Transfers out of Level 3	-	-	(1,067,762)	(17,055,662)	(18,123,424)
Balance as of 5-31-11	$15,305,220	$260,764	$6,053,696	-	$21,619,680
Change in unrealized at period end*	$461,831	($3,885)	($2,297,886)	-	($1,839,940)

High Yield Fund

	Foreign
	Government	Corporate		Common	Preferred
	Obligations	Bonds	Term Loans	Stocks	Securities	Warrants	Total
Balance as of 8-31-10	$4,261,167	$72,000	$7,069	-	$16,826	$102,981	$4,460,043
Realized gain (loss)	41,133	(1,940,125)	15	-	-	-	(1,898,977)
Changed in unrealized appreciation
(depreciation)	(18,437)	2,569,906	2,111	$1,179,845	53,197	219,632	4,006,254
Purchases		5,598,050	6,443,935	8,718,738	846,252	118,256	21,725,231
Sales	(100,585)	(503,831)	(5,315,804)	-		-	(5,920,220)
Transfers into Level 3	-	-	-	-	-	-	-
Transfers out of Level 3	(4,100,165)	(72,000)	-	-	-	-	(4,172,165)
Balance as of 5-31-11	$83,113	5,724,000	1,137,326	$9,898,583	$916,275	$440,869	$18,200,166
Change in unrealized at period end*	$2,288	$125,950	($2,812,968)	$1,179,845	$53,197	$219,632	($1,232,056)

International Opportunities Fund

	China

301

Balance as of 8-31-10	$8,797,367
Realized gain (loss)	1,745,572
Changed in unrealized appreciation
(depreciation)	(460,095)
Purchases	7,358,566
Sales	(17,441,410)
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 5-31-11	-
Change in unrealized at period end*	-

Mid Cap Value Equity Fund

Asset Backed
Securities
Balance as of 8-31-10	$3,396,484
Realized gain (loss)	(1,461,586)
Changed in unrealized appreciation
(depreciation)	1,617,516
Purchases	-
Sales	(3,552,414)
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 5-31-11	-
Change in unrealized at period end*	-

*Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

302

In order to value the securities, the Funds use the following valuation techniques. Equity securities held by the Funds are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional -size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Funds may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Funds may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked -to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Funds.

When-issued/delayed delivery securities. The Funds may purchase or sell debt securities on a when-issued or delayed -delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (TBA Sale Commitments Outstanding) . At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed -delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

303

Term loans (Floating rate loans). Certain Funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Stripped securities. Stripped mortgage backed or asset backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed or asset backed security. If the underlying assets experience greater than anticipated prepayments of principal, a Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that a Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of Investment Securities for Federal Income Tax Purposes The costs of investments owned on May 31, 2011, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
			Unrealized	Appreciation
Fund	Aggregate Cost	Unrealized Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$1,310,085,619	$74,688,932	($18,932,813)	$55,756,119
All Cap Core Fund	668,397,186	84,281,699	(5,158,358)	79,123,341
All Cap Value Fund	539,937,845	122,385,914	(2,147,859)	120,238,055
Alpha Opportunities Fund	1,571,572,934	181,225,682	(33,417,070)	147,808,612
Blue Chip Growth Fund	1,795,105,080	781,883,616	(1,965,749)	779,917,867
Capital Appreciation Fund	1,581,125,154	548,843,586	(3,252,243)	545,591,343
Capital Appreciation Value Fund	370,457,199	19,696,714	(3,548,532)	16,148,182
Core Bond Fund	728,548,146	10,418,175	(1,141,028)	9,277,147
Core Diversified Growth & Income Portfolio	26,488,019	4,266,047	-	4,266,047

304

Core Fundamental Holdings Portfolio	11,150,197	1,897,010	-	1,897,010
Core Global Diversification Portfolio	28,663,020	3,338,454	-	3,338,454
Emerging Markets Debt Fund	15,718,795	805,602	(27,753)	777,849
Equity-Income Fund	1,510,600,728	224,065,345	(27,479,568)	196,585,777
Fundamental Value Fund	1,413,683,298	409,643,612	(12,474,247)	397,169,365
Global Agribusiness Fund	2,269,606	850,091	(24,784)	825,307
Global Bond Fund	1,016,312,928	36,561,050	(22,558,026)	14,003,024
Global Infrastructure Fund	2,278,420	567,092	(26,932)	540,160
Global Real Estate Fund	506,063,599	76,926,108	(3,840,604)	73,085,504
Heritage Fund	229,181,580	63,858,840	(1,428,490)	62,430,350
High Income Fund	475,890,788	80,727,445	(85,680,422)	(4,952,977)
High Yield Fund	1,096,027,526	62,832,802	(34,313,078)	28,519,724
Index 500 Fund	1,864,745,264	616,548,530	(13,062,894)	603,485,636
International Equity Index Fund	473,244,519	107,244,806	(20,201,230)	87,043,576
International Growth Stock Fund	169,568,163	22,291,121	(1,816,200)	20,474,921
International Opportunities Fund	691,537,820	114,950,976	(10,427,763)	104,523,213
International Small Cap Fund	303,487,777	103,077,365	(27,041,670)	76,035,695
International Small Company Fund	217,284,215	46,402,321	(34,992,917)	11,409,404
International Value Fund	1,397,554,506	197,561,985	(112,727,738)	84,834,247
Investment Quality Bond Fund	497,312,824	13,306,246	(2,827,523)	10,478,723
Large Cap Fund	330,275,002	49,119,106	(6,588,308)	42,530,798
Lifecycle 2050 Portfolio	549,109	6,733	(8)	6,725
Mid Cap Growth Index Fund	105,703,277	14,313,402	(830,185)	13,483,217
Mid Cap Index Fund	318,951,531	113,854,903	(2,272,417)	111,582,486
Mid Cap Stock Fund	1,128,622,251	260,311,071	(22,622,865)	237,688,206
Mid Cap Value Equity Fund	174,210,697	56,477,750	(911,699)	55,566,051
Mid Cap Value Index Fund	100,082,671	9,962,391	(1,244,504)	8,717,887
Mid Value Fund	545,881,480	112,947,980	(5,151,642)	107,796,338
Mutual Shares Fund	348,577,697	46,428,593	(4,706,846)	41,721,747
Optimized Value Fund	393,942,344	28,427,538	(7,400,597)	21,026,941
Real Estate Equity Fund	361,428,160	92,032,191	(132,468)	91,899,723
Real Estate Securities Fund	484,452,428	109,924,981	(16,831)	109,908,150
Real Return Bond Fund	1,128,968,186	20,530,508	(5,919,156)	14,611,352

305

Retirement 2010 Portfolio	31,306,958	550,963	-	550,963
Retirement 2015 Portfolio	33,580,813	653,140	-	653,140
Retirement 2020 Portfolio	51,124,967	1,241,487	-	1,241,487
Retirement 2025 Portfolio	58,318,678	1,720,925	-	1,720,925
Retirement 2030 Portfolio	46,478,839	1,342,288	-	1,342,288
Retirement 2035 Portfolio	35,364,788	1,119,614	-	1,119,614
Retirement 2040 Portfolio	23,389,878	710,779	-	710,779
Retirement 2045 Portfolio	23,547,439	696,921	-	696,921
Retirement 2050 Portfolio	173,209	997	-	997
Short Term Government Income Fund	143,261,256	1,538,459	(517,547)	1,020,912
Small Cap Growth Fund	205,236,839	43,171,403	(3,323,025)	39,848,378
Small Cap Index Fund	82,450,887	32,053,136	(1,420,643)	30,632,493
Small Cap Opportunities Fund	178,137,416	65,366,534	(3,232,989)	62,133,545
Small Cap Value Fund	133,621,693	49,433,030	(771,526)	48,661,504
Small Company Growth Fund	136,215,347	49,082,631	(1,216,145)	47,866,486
Small Company Value Fund	479,848,247	130,087,395	(15,664,522)	114,422,873
Smaller Company Growth Fund	144,272,690	33,542,718	(2,571,209)	30,971,509
Spectrum Income Fund	1,033,150,271	64,897,366	(7,377,170)	57,520,196
Total Bond Market Fund	374,443,481	20,821,798	(210,087)	20,611,711
Total Return Fund	2,701,648,778	84,367,312	(38,860,561)	45,506,751
U.S. High Yield Bond Fund	608,886,099	44,045,586	(3,437,747)	40,607,839
U.S. Multi Sector Fund	1,004,320,503	182,751,351	(3,623,431)	179,127,920
Value Fund	152,679,347	52,077,262	(1,088,641)	50,988,621
Value & Restructuring Fund	504,783,355	223,669,583	(533,443)	223,136,140

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following table summarizes the contracts held at May 31, 2011 and the range of futures contracts notional amounts held by the Funds during the period ended May 31, 2011. In addition the table details how the Funds used futures contracts during the period ended May 31, 2011.

306

Active Bond Fund

The Fund used futures contracts to manage duration. During the period ended May 31, 2011, the Fund held futures contracts with total absolute values ranging from approximately $12.3 million to $12.9 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Active Bond Fund	U.S. Treasury 30-Year Bond Futures	21	Long	Sep 2011	$2,621,719	$17,987
	U.S. Treasury 5-Year Note Futures	62	Short	Sep 2011	(7,386,719)	(44,738)
	U.S. Treasury 10-Year Note Futures	21	Short	Sep 2011	(2,574,797)	(19,090)

						($45,841)

All Cap Core Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended May 31, 2011, the Fund held futures contracts with total absolute values ranging from approximately $8.1 million to $10.3 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

All Cap Core Fund	Russell 2000 Mini Index Futures	14	Long	Jun 2011	$1,186,920	$67,410
	S&P Emini Index Futures	136	Long	Jun 2011	9,138,520	284,245

						$351,655

Emerging Markets Debt Fund

The Fund used futures contracts to manage duration. During the period ended May 31, 2011, the Fund held futures contracts with total absolute values up to approximately $613.0 thousand, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Emerging Markets
Debt Fund	U.S. Treasury 10-Year Note Futures	5	Short	Sep 2011	($613,047)	($4,583)

						($4,583)

307

Global Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the period ended May 31, 2011, the Fund held futures contracts with total absolute values ranging from approximately $179.2 million to $1.9 billion, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Global Bond Fund	3-Month EURIBOR Futures	248	Long	Sep 2011	$87,711,817	$75,038
	3-Month EURIBOR Futures	248	Long	Dec 2011	87,569,059	115,152
	3-Month EuroYen TIBOR Futures	1,488	Long	Jun 2011	454,879,647	86,063
	5-Year German Euro-BOBL Futures	209	Long	Jun 2011	35,163,230	180,976
	5-Year German Euro-BOBL Futures	29	Long	Aug 2011	417	(35)
	5-Year German Euro-BOBL Futures	10	Long	Sep 2011	1,674,680	(300)
	10-Year German Euro-BUND Futures	829	Long	Jun 2011	149,544,237	1,841,933
	10-Year German Euro-BUND Futures	62	Long	Aug 2011	83	(439)
	10-Year German Euro-BUND Futures	20	Long	Sep 2011	3,598,900	(888)
	10-Year Government of Canada Bond
	Futures	135	Long	Sep 2011	17,314,445	45,009
	10-Year Japan Government Bond Futures	9	Long	Sep 2011	15,503,497	(17,705)
	Eurex Indices BOBL Futures	120	Long	Aug 2011	863	(389)
	Eurex Indices BUND Futures	55	Long	Aug 2011	792	(67)
	U.K. Long Gilt Bond Futures	131	Long	Sep 2011	25,876,628	10,613

						$2,334,961

Heritage Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended May 31, 2011, the Fund held futures contracts with total absolute values ranging up to approximately $3.1 million, as measured at each quarter end. At May 31, 2011, the Fund held no futures contracts.

High Yield Fund

The Fund used futures contracts to manage against anticipated interest rate changes. During the period ended May 31, 2011, the Fund held futures contracts with total absolute values ranging from approximately $56.3 million to $59.6 million, as measured at each quarter end.

308

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

High Yield Fund	U.S. Treasury Long-Term Bond Futures	95	Long	Sep 2011	$12,260,938	$162,855
	U.S. Treasury 5-Year Note Futures	381	Short	Sep 2011	(45,392,578)	(277,160)

						($114,305)

Index 500 Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended May 31, 2011, the Fund held futures contracts with total absolute values ranging from approximately $35.1 million to $108.9 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Index 500 Fund	S&P 500 Index Futures	324	Long	Jun 2011	$108,855,900	$2,062,175

						$2,062,175

International Equity Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended May 31, 2011, the Fund held futures contracts with total absolute values ranging from approximately $16.4 million to $22.4 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

International Equity
Index Fund	ASX SPI 200 Index Futures	17	Long	Jun 2011	$2,137,822	$45,470
	CAC 40 Index Futures	40	Long	Jun 2011	2,296,803	195,783
	DAX Index Futures	5	Long	Jun 2011	1,312,459	110,451
	FTSE 100 Index Futures	29	Long	Jun 2011	2,845,840	174,028
	FTSE JSE Top 40 Index Futures	20	Long	Jun 2011	862,100	40,732
	Hang Seng Index Futures	5	Long	Jun 2011	756,781	28,284
	IBEX 35 Index Futures	4	Long	Jun 2011	603,299	7,656
	MSCI Taiwan Index Futures	91	Long	Jun 2011	2,911,090	90,638
	OMX 30 Index Futures	55	Long	Jun 2011	1,028,446	(14,705)

309

S&P TSE 60 Index Futures	19	Long	Jun 2011	3,091,851	30,568
Topix Index Futures	44	Long	Jun 2011	4,520,918	(508,208)

					$200,697

Investment Quality Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased. During the period ended May 31, 2011, the Fund held futures contracts with total absolute values ranging from approximately $65.4 million to $155.3 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Investment Quality
Bond Fund	5-Year German Euro-BOBL Futures	45	Long	Jun 2011	$7,571,030	$134,997
	U.S. Treasury 2-Year Note Futures	114	Long	Sep 2011	24,987,375	38,911
	U.S. Treasury 5-Year Note Futures	332	Long	Sep 2011	39,554,687	224,853
	U.S. Treasury Long-Term Bond Futures	39	Long	Sep 2011	5,033,438	37,697
	U.S. Treasury 10-Year Note Futures	571	Short	Sep 2011	(70,009,953)	(526,205)
	U.S. Treasury 30-Year Bond Futures	27	Short	Sep 2011	(3,370,781)	(26,832)

						($116,579)

Mid Cap Growth Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended May 31, 2011, the Fund held futures contracts with total absolute values ranging from approximately $605.8 thousand to $1.5 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Mid Cap Growth Index
Fund	S&P MidCap 400 EMINI Index Futures	15	Long	Jun 2011	$1,499,400	$16,710

						$16,710

Mid Cap Index Fund

310

The Fund used futures contracts as a substitute for securities purchased. During the period ended May 31, 2011, the Fund held futures contracts with total absolute values ranging from approximately $6.6 million to $15.5 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Mid Cap Index Fund	S&P MidCap 400 E-Mini Index Futures	155	Long	Jun 2011	$15,493,800	$323,937

						$323,937

Mid Cap Value Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended May 31, 2011, the Fund held futures contracts with total absolute values ranging from approximately $1.2 million to $1.9 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Mid Cap Value Index
Fund	S&P MidCap 400 E-Mini Index Futures	12	Long	Jun 2011	$1,199,520	$41,610

						$41,610

Real Return Bond Fund

The Fund used futures contracts to manage duration, to act as a substitute for securities purchased, to maintain diversity and liquidity of the portfolio and to manage against anticipated interest rate changes. During the period ended May 31, 2011, the Fund held futures contracts and total notional value ranging from approximately $82.8 million to $182.5 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration date	Value	(Depreciation

Real Return Bond
Fund	3-Month EURIBOR Futures	20	Long	Jun 2012	$7,046,191	$20,802
	3-Month EURIBOR Futures	20	Long	Sep 2012	7,038,636	23,842
	3-Month EURIBOR Futures	20	Long	Dec 2012	7,030,001	25,767
	3-Month EURIBOR Futures	20	Long	Mar 2013	7,023,885	26,936
	Eurodollar Futures	95	Long	Dec 2011	23,655,000	39,713

311

Eurodollar Futures	257	Long	Mar 2012	63,935,175	172,475
Eurodollar Futures	52	Long	Jun 2012	12,916,800	42,120
Eurodollar Futures	95	Long	Sep 2012	23,546,938	43,636
U.S. Treasury 10-Year Note Futures	7	Short	Sep 2011	(858,266)	(1,156)

					$394,135

Small Cap Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended May 31, 2011, the Fund held futures contracts with total absolute values ranging from approximately $1.7 million to $8.6 million, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Small Cap Index Fund	Russell 2000 Mini Index Futures	102	Long	Jun 2011	$8,647,560	$223,396

						$223,396

Smaller Company Growth Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended May 31, 2011, the Fund held futures contracts with total absolute values ranging from approximately $363.3 thousand to $847.8 thousand, as measured at each quarter end.

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Smaller Company
Growth Fund	Russell 2000 Mini Index Futures	10	Long	Jun 2011	$847,800	$26,383

						$26,383

Spectrum Income Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, gain exposure to foreign currency and as a substitute for securities purchased. During the period ended May 31, 2011 the Fund held futures contracts with total absolute values ranging from approximately $3.5 million to $32.7 million, as measured at each quarter end.

312

						Unrealized
		Number of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Spectrum Income Fund	U.S. Treasury 10-Year Note Futures	8	Long	Sep 2011	$980,875	$6,593
	U.S. Treasury 30-Year Bond Futures	1	Long	Sep 2011	124,844	1,078
	U.S. Treasury Long-Term Bond Futures	1	Long	Sep 2011	129,063	1,405
	10-Year Government of Canada Bond
	Futures	21	Short	Sep 2011	(2,693,358)	(10,688)
	U.K. Long Gilt Bond Futures	1	Short	Sep 2011	(197,531)	(150)
	U.S. Treasury 2-Year Note Futures	22	Short	Sep 2011	(4,822,125)	(6,963)
	U.S. Treasury 5-Year Note Futures	11	Short	Jun 2011	(1,323,094)	(39,848)
	U.S. Treasury 5-Year Note Futures	129	Short	Sep 2011	(15,369,141)	(76,102)
	U.S. Treasury 10-Year Note Futures	26	Short	Jun 2011	(3,224,813)	(134,022)
	U.S. Treasury 10-Year Note Futures	31	Short	Sep 2011	(3,800,891)	(25,796)

						($284,493)

Total Return Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the period ended May 31, 2011, the Fund held futures contracts with total absolute values ranging from approximately $921.0 million to $4.0 billion, as measured at each quarter end.

		Number				Unrealized
		of				Appreciation
Fund	Open Contracts	Contracts	Position	Expiration Date	Value	(Depreciation)

Total Return Fund	3-Month EURIBOR Futures	35	Long	Jun 2012	$12,330,834	$35,432
	3-Month EURIBOR Futures	35	Long	Sep 2012	12,317,612	41,495
	3-Month EURIBOR Futures	35	Long	Dec 2012	12,302,502	44,553
	3-Month EURIBOR Futures	35	Long	Mar 2013	12,291,798	46,873
	Eurodollar Futures	761	Long	Sep 2011	189,622,175	226,467
	Eurodollar Futures	3,718	Long	Dec 2011	925,782,000	3,204,268
	Eurodollar Futures	6,340	Long	Mar 2012	1,577,233,500	6,044,308
	Eurodollar Futures	3,649	Long	Jun 2012	906,411,600	2,959,548
	Eurodollar Futures	846	Long	Sep 2012	209,691,675	111,440

313

Eurodollar Futures	67	Long	Dec 2012	16,564,075	38,500
Eurodollar Futures	133	Long	Mar 2013	32,801,125	77,621
U.S. Treasury 2-Year Note Futures	183	Long	Sep 2011	40,111,313	59,803
U.S. Treasury 10-Year Note Futures	205	Short	Sep 2011	(25,134,922)	(170,038)

					$12,720,270

U.S. Multi Sector Fund

The Fund used futures contracts as a substitute for securities purchased. During the period ended May 31, 2011, the Fund held futures contracts with total absolute values ranging up to approximately $6.1 million, as measured at each quarter end. At May 31, 2011, the Fund held no futures contracts.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked -to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

The following table summarizes the contracts held at May 31, 2011 and the range of notional contract amounts held by the Funds during the period ended May 31, 2011. In addition, the table details how the Funds used forward foreign currency contracts during the period ended May 31, 2011.

Active Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended May 31, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging up to approximately $4.6 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Active Bond Fund	Buys

	Pound Sterling	929,615	$1,487,385	Royal Bank of Scotland PLC	6/30/2011	$41,304

314

		$1,487,385			$41,304

Sells

Pound Sterling	1,950,984	$3,141,084	Royal Bank of Canada	6/30/2011	($67,174)

		$3,141,084			($67,174)

Alpha Opportunities Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended May 31, 2011, the Fund held forward foreign currency contracts with USD notional absolute values up to approximately $6.7 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Alpha Opportunities
Fund	Sells

	Japanese Yen	526,613,000	$6,699,485	Bank of America N.A.	9/16/2011	$235,005

			$6,699,485			$235,005

Emerging Markets Debt Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended May 31, 2011, the Fund held forward foreign currency contracts with USD notional absolute values up to approximately $4.8 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Emerging Markets Debt
Fund	Buys

	Australian Dollar	500,000	$505,074	Bank of Nova Scotia	6/30/2011	$26,902
	Canadian Dollar	496,715	506,919	Bank of Nova Scotia	6/30/2011	5,414
	Euro	300,000	432,240	UBS AG	6/30/2011	(790)
	Japanese Yen	24,548,100	306,909	Bank of Montreal	6/30/2011	(5,713)
	Pound Sterling	250,000	415,948	Bank of Montreal	6/30/2011	(4,840)

			$2,167,090			$20,973

315

Sells

Australian Dollar	500,000	$544,050	Bank of Montreal	6/30/2011	$12,073
Canadian Dollar	496,715	511,585	Bank of Montreal	6/30/2011	(748)
Euro	300,000	424,329	UBS AG	6/30/2011	(7,121)
Japanese Yen	24,548,100	300,037	Bank of Montreal	6/30/2011	(1,158)
Pound Sterling	250,000	410,955	Bank of Montreal	6/30/2011	(153)
Pound Sterling	250,000	410,394	UBS AG	6/30/2011	(714)

		$2,601,350			$2,179

Global Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund. During the period ended May 31, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $791.0 million to $1.2 billion, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Global Bond Fund	Buys

	Australian Dollar	2,083,000	$2,187,319	Deutsche Bank AG	6/30/2011	$28,906
	Brazilian Real	604,905	357,087	Citibank N.A.	6/2/2011	26,310
	Brazilian Real	604,905	382,876	UBS AG	6/2/2011	522
	Brazilian Real	604,905	374,184	UBS AG	8/2/2011	4,699
	Canadian Dollar	421,000	433,480	Citibank N.A.	6/20/2011	860
	Canadian Dollar	133,000	138,650	HSBC Bank USA	6/20/2011	(1,436)
	Canadian Dollar	2,376,000	2,490,809	Royal Bank of Scotland PLC	6/20/2011	(39,520)
	Chilean Peso	11,892,800	24,197	Deutsche Bank AG	6/3/2011	1,385
	Chilean Peso	11,892,800	24,951	JPMorgan Chase Bank N.A.	10/26/2011	226
	Chinese Yuan Renminbi	7,508,850	1,130,000	Bank of America N.A.	9/14/2011	34,688
	Chinese Yuan Renminbi	3,868,200	630,000	Bank of America N.A.	9/8/2015	16,802
	Chinese Yuan Renminbi	15,361,766	2,299,598	Barclays Capital	6/15/2011	72,744
	Chinese Yuan Renminbi	1,046,000	162,802	Barclays Capital	11/15/2011	96
	Chinese Yuan Renminbi	30,124,967	4,698,583	Barclays Capital	2/13/2012	18,745

316

Chinese Yuan Renminbi	6,158,020	1,012,000	Barclays Capital	4/25/2014	1,402
Chinese Yuan Renminbi	6,668,200	1,092,925	Barclays Capital	9/8/2015	22,066
Chinese Yuan Renminbi	7,390,320	1,113,000	Citibank N.A.	9/14/2011	33,303
Chinese Yuan Renminbi	6,292,666	968,624	Citibank N.A.	11/15/2011	11,359
Chinese Yuan Renminbi	12,947,975	2,126,000	Citibank N.A.	4/25/2014	4,800
Chinese Yuan Renminbi	30,936,600	5,114,018	Citibank N.A.	9/8/2015	58,896
Chinese Yuan Renminbi	11,611,655	1,770,831	Deutsche Bank AG	6/15/2011	22,376
Chinese Yuan Renminbi	42,000,000	6,738,328	Goldman Sachs International	8/5/2013	116,556
Chinese Yuan Renminbi	4,762,380	782,000	Goldman Sachs International	4/25/2014	1,727
Chinese Yuan Renminbi	10,312,576	1,548,000	HSBC Bank USA	6/15/2011	44,588
Chinese Yuan Renminbi	18,401,664	2,768,000	HSBC Bank USA	9/14/2011	86,259
Chinese Yuan Renminbi	4,101,290	674,000	HSBC Bank USA	4/25/2014	934
Chinese Yuan Renminbi	15,517,000	2,360,000	JPMorgan Chase Bank N.A.	6/15/2011	36,316
Chinese Yuan Renminbi	36,862,580	5,537,000	JPMorgan Chase Bank N.A.	9/14/2011	180,709
Chinese Yuan Renminbi	2,570,000	400,125	JPMorgan Chase Bank N.A.	11/15/2011	112
Chinese Yuan Renminbi	7,796,270	1,280,000	JPMorgan Chase Bank N.A.	4/25/2014	3,003
Chinese Yuan Renminbi	3,950,000	653,595	JPMorgan Chase Bank N.A.	9/8/2015	6,885
			Morgan Stanley & Company,
Chinese Yuan Renminbi	3,753,050	610,000	Inc.	9/8/2015	17,548
Chinese Yuan Renminbi	30,243,209	4,515,373	Royal Bank of Scotland PLC	6/15/2011	155,135
Chinese Yuan Renminbi	7,939,353	1,301,000	Royal Bank of Scotland PLC	4/25/2014	5,550
Chinese Yuan Renminbi	8,208,665	1,349,000	UBS AG	4/25/2014	1,869
Danish Krone	30,215,000	5,997,871	Citibank N.A.	8/8/2011	(172,001)
Euro	877,000	1,236,105	Bank of America N.A.	7/5/2011	25,020
Euro	4,556,000	6,496,027	Barclays Bank PLC	6/2/2011	60,510
Euro	1,986,000	2,857,814	BNP Paribas SA	6/3/2011	171
Euro	3,374,000	4,846,565	BNP Paribas SA	7/5/2011	5,245
Euro	19,453,000	28,158,144	Citibank N.A.	6/2/2011	(163,342)
Euro	1,641,000	2,340,424	Credit Suisse London Branch	6/2/2011	21,138
Euro	2,723,000	3,921,672	Royal Bank of Canada	6/2/2011	(3,004)
Euro	5,136,000	7,625,948	Royal Bank of Scotland PLC	6/2/2011	(234,733)
Euro	3,374,000	4,843,846	Royal Bank of Scotland PLC	7/5/2011	7,964
Euro	328,000	463,264	Royal Bank of Scotland PLC	7/18/2011	8,234
Euro	2,112,000	3,068,350	Royal Bank of Scotland PLC	7/18/2011	(32,365)

317

Indian Rupee	422,835,535	9,021,795	Citibank N.A.	8/12/2011	260,928
Indian Rupee	38,400,000	821,390	Deutsche Bank AG	8/12/2011	21,624
Indonesian Rupiah	9,207,850,000	999,531	Citibank N.A.	7/27/2011	69,394
Indonesian Rupiah	22,954,000,000	2,540,002	Citibank N.A.	1/31/2012	51,268
Indonesian Rupiah	5,241,000,000	565,067	Deutsche Bank AG	10/31/2011	33,649
Indonesian Rupiah	8,377,950,000	893,267	HSBC Bank USA	7/27/2011	79,316
Indonesian Rupiah	2,702,000,000	294,368	JPMorgan Chase Bank N.A.	7/27/2011	19,303
Indonesian Rupiah	11,063,500,000	1,198,442	Royal Bank of Scotland PLC	10/31/2011	65,421
Japanese Yen	11,267,509,000	137,812,336	Barclays Bank PLC	6/27/2011	434,040
Japanese Yen	12,206,468,000	149,498,563	BNP Paribas SA	6/27/2011	268,342
Malaysian Ringgit	600,000	194,963	Barclays Capital	8/11/2011	3,381
Malaysian Ringgit	2,531,275	821,541	Citibank N.A.	8/11/2011	15,231
Malaysian Ringgit	1,019,852	331,390	HSBC Bank USA	8/11/2011	5,746
Malaysian Ringgit	600,000	194,710	JPMorgan Chase Bank N.A.	8/11/2011	3,634
Mexican Peso	49,686,402	4,223,000	Barclays Bank PLC	11/18/2011	10,724
Mexican Peso	11,781,000	1,000,000	BNP Paribas SA	11/18/2011	3,846
Mexican Peso	11,542,648	993,634	Citibank N.A.	7/7/2011	1,710
Mexican Peso	23,141,230	1,960,000	Citibank N.A.	11/18/2011	11,839
Mexican Peso	1,897,727	155,000	Deutsche Bank AG	7/7/2011	8,645
Mexican Peso	172,381,883	14,160,881	HSBC Bank USA	7/7/2011	703,928
Mexican Peso	29,256,796	2,488,000	HSBC Bank USA	11/18/2011	4,940
			Morgan Stanley & Company,
Mexican Peso	18,937,205	1,629,000	Inc.	7/7/2011	3,990
			Morgan Stanley & Company,
Mexican Peso	141,070,909	11,832,774	Inc.	11/18/2011	187,725
Mexican Peso	34,815,606	2,868,000	UBS AG	7/7/2011	134,214
New Zealand Dollar	201,000	161,987	Citibank N.A.	6/1/2011	3,768
New Zealand Dollar	201,000	162,881	Royal Bank of Scotland PLC	6/30/2011	2,570
Norwegian Krone	2,250,000	403,703	Bank of America N.A.	8/8/2011	12,429
			Morgan Stanley & Company,
Norwegian Krone	60,032,000	11,325,884	Inc.	8/8/2011	(223,111)
Norwegian Krone	9,121,000	1,639,730	Royal Bank of Canada	8/8/2011	47,177
Philippine Peso	11,000,000	255,102	Bank of America N.A.	6/15/2011	(1,057)
Philippine Peso	168,030,000	3,851,738	Citibank N.A.	6/15/2011	28,917

318

Philippine Peso	38,474,000	877,200	Deutsche Bank AG	6/15/2011	11,357
Philippine Peso	28,905,000	660,384	HSBC Bank USA	6/15/2011	7,177
Philippine Peso	39,525,000	901,368	JPMorgan Chase Bank N.A.	6/15/2011	11,462
			Morgan Stanley & Company,
Philippine Peso	87,995,980	1,999,000	Inc.	6/15/2011	33,268
Philippine Peso	47,192,500	1,091,660	Royal Bank of Scotland PLC	6/15/2011	(1,749)
Pound Sterling	19,244,000	30,886,043	Bank of America N.A.	6/13/2011	766,025
Pound Sterling	2,534,000	4,106,669	BNP Paribas SA	6/13/2011	61,194
Pound Sterling	161,000	263,771	Citibank N.A.	6/13/2011	1,038
Pound Sterling	1,086,000	1,737,476	Credit Suisse London Branch	6/13/2011	48,750
			Morgan Stanley & Company,
Pound Sterling	131,000	212,033	Inc.	6/13/2011	3,433
Pound Sterling	415,000	669,432	Royal Bank of Canada	6/13/2011	13,150
Singapore Dollar	703,714	550,390	Barclays Bank PLC	9/9/2011	20,232
Singapore Dollar	400,000	312,810	Citibank N.A.	9/9/2011	11,538
Singapore Dollar	200,000	156,357	JPMorgan Chase Bank N.A.	9/9/2011	5,817
Singapore Dollar	200,000	155,554	Royal Bank of Scotland PLC	9/9/2011	6,620
South Korean Won	2,612,770,000	2,302,000	Barclays Capital	8/12/2011	114,806
South Korean Won	1,438,111,635	1,309,577	Barclays Capital	8/12/2011	20,673
			Morgan Stanley & Company,
South Korean Won	5,808,637,450	5,273,592	Inc.	8/12/2011	99,384
South Korean Won	3,558,000,000	3,186,744	Royal Bank of Scotland PLC	8/12/2011	104,397
Swedish Krona	26,618,000	4,379,011	Citibank N.A.	8/8/2011	(80,968)
Taiwan Dollar	20,000,000	698,568	Barclays Capital	1/11/2012	3,262
Taiwan Dollar	63,239,185	2,202,612	JPMorgan Chase Bank N.A.	1/11/2012	16,547

		$559,135,315			$4,050,201

Sells

Australian Dollar	4,966,000	$5,294,304	JPMorgan Chase Bank N.A.	6/7/2011	($4,768)
Brazilian Real	604,905	382,876	Citibank N.A.	6/2/2011	(522)
Brazilian Real	604,905	379,013	UBS AG	6/2/2011	(4,384)
Canadian Dollar	7,088,000	7,437,534	Bank of America N.A.	6/20/2011	124,934
Canadian Dollar	6,969,000	7,140,116	Barclays Bank PLC	6/20/2011	(49,713)
Canadian Dollar	9,478,000	9,705,128	BNP Paribas SA	6/20/2011	(73,205)

319

Canadian Dollar	1,290,000	1,352,774	Citibank N.A.	6/20/2011	21,897
Canadian Dollar	227,807	235,000	Deutsche Bank AG	6/7/2011	(98)
			Morgan Stanley & Company,
Canadian Dollar	696,928	720,000	Inc.	6/7/2011	767
Canadian Dollar	147,000	150,288	Royal Bank of Scotland PLC	6/1/2011	(1,438)
Canadian Dollar	542,000	562,559	Royal Bank of Scotland PLC	6/20/2011	3,384
Chilean Peso	11,892,800	25,344	JPMorgan Chase Bank N.A.	6/3/2011	(237)
Chinese Yuan Renminbi	41,046,206	6,303,323	Barclays Capital	6/15/2011	(35,509)
Chinese Yuan Renminbi	42,000,000	6,462,533	Goldman Sachs International	6/15/2011	(23,596)
Euro	75,000	105,606	Barclays Bank PLC	6/2/2011	(2,326)
Euro	1,986,000	2,835,962	Barclays Bank PLC	6/3/2011	(22,023)
Euro	1,002,000	1,441,278	Barclays Bank PLC	6/7/2011	(533)
Euro	5,341,000	7,591,222	Barclays Bank PLC	11/30/2011	(55,479)
Euro	1,079,000	1,554,807	BNP Paribas SA	6/6/2011	2,162
Euro	1,986,000	2,855,689	BNP Paribas SA	7/5/2011	(178)
Euro	7,281,000	10,779,717	Citibank N.A.	6/2/2011	301,634
Euro	3,472,000	4,968,866	Credit Suisse London Branch	6/2/2011	(27,687)
Euro	7,280,000	10,760,932	JPMorgan Chase Bank N.A.	6/2/2011	284,288
Euro	2,385,000	3,435,235	JPMorgan Chase Bank N.A.	6/7/2011	3,381
Euro	1,649,000	2,329,138	Royal Bank of Scotland PLC	6/2/2011	(43,937)
Euro	7,280,000	10,782,663	UBS AG	6/2/2011	306,019
Indonesian Rupiah	30,580,410,000	3,479,000	Citibank N.A.	7/27/2011	(71,033)
Japanese Yen	2,010,000,000	24,614,857	JPMorgan Chase Bank N.A.	8/1/2011	(51,329)
Japanese Yen	660,000,000	8,163,669	Royal Bank of Scotland PLC	6/27/2011	65,818
Mexican Peso	24,319,939	2,012,224	Citibank N.A.	7/7/2011	(84,930)
Mexican Peso	57,922,621	4,808,000	HSBC Bank USA	7/7/2011	(186,775)
Mexican Peso	47,888,677	4,071,068	HSBC Bank USA	11/18/2011	(9,474)
			Morgan Stanley & Company,
Mexican Peso	157,332,509	13,303,705	Inc.	7/7/2011	(263,368)
Mexican Peso	27,658,553	2,352,000	UBS AG	11/18/2011	(4,755)
New Zealand Dollar	24,474,000	19,466,620	HSBC Bank USA	6/30/2011	(678,884)
New Zealand Dollar	201,000	163,201	Royal Bank of Scotland PLC	6/1/2011	(2,554)
Pound Sterling	3,676,000	5,901,682	Bank of America N.A.	6/13/2011	(144,514)
Pound Sterling	5,468,000	8,941,760	BNP Paribas SA	6/13/2011	(51,874)

320

Pound Sterling	3,410,000	5,621,532	Citibank N.A.	6/13/2011	12,846
Pound Sterling	1,305,000	2,154,881	HSBC Bank USA	6/13/2011	8,449
Pound Sterling	3,637,000	5,940,130	Royal Bank of Canada	6/13/2011	(41,920)
Pound Sterling	7,611,000	12,459,462	Royal Bank of Scotland PLC	6/13/2011	(58,927)
South African Rand	92,876	13,576	JPMorgan Chase Bank N.A.	7/28/2011	49
South Korean Won	3,089,801,250	2,853,000	JPMorgan Chase Bank N.A.	8/12/2011	(5,059)

		$231,912,274			($865,401)

Heritage Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended May 31, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $1.0 million to $1.7 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Heritage Fund	Sells

	Pound Sterling	19,478	$1,104,864	Bank of America N.A.	6/30/2011	($6,502)

			$1,104,864			($6,502)

High Income Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended May 31, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $1.2 million to $5.3 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

High Income Fund	Buys

	Canadian Dollar	123,396	$126,275	Toronto Dominion Bank	6/30/2011	$1,001

			$126,275			$1,001

	Sells

321

			State Street Bank and Trust
Canadian Dollar	4,140,000	$4,231,095	Company	6/30/2011	($39,080)
Pound Sterling	615,000	990,150	Royal Bank of Canada	6/30/2011	(21,175)

		$5,221,245			($60,255)

High Yield Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended May 31, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $14.2 to $53.2 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

High Yield Fund	Sells

	Euro	2,008,733	$2,851,798	Citibank N.A.	8/18/2011	($33,283)
	Euro	4,397,540	6,313,768	JPMorgan Chase Bank N.A.	6/15/2011	(12,823)
	Euro	24,832,700	36,008,905	UBS AG	8/18/2011	342,463
	Pound Sterling	4,899,224	8,024,733	UBS AG	8/18/2011	(26,667)

			$53,199,204			$269,690

International Equity Index Fund

The Fund used forward foreign currency contracts as a substitute for securities purchased. During the period ended May 31, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $13.7 to $16.4, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

International Equity
Index Fund	Buys

	Australian Dollar	1,800,000	$1,867,896	Credit Suisse London Branch	7/15/2011	$43,534
	Canadian Dollar	2,500,000	2,576,390	Credit Suisse London Branch	7/15/2011	1,286
				Morgan Stanley & Company,
	Euro	2,400,000	3,405,050	Inc.	7/15/2011	45,214
	Hong Kong Dollar	5,000,000	643,364	Credit Suisse London Branch	7/15/2011	(327)

322

Japanese Yen	375,000,000	4,553,402	Credit Suisse London Branch	7/15/2011	48,042
			Morgan Stanley & Company,
Pound Sterling	1,500,000	2,432,873	Inc.	7/15/2011	33,316
			Morgan Stanley & Company,
Swedish Krona	6,000,000	946,297	Inc.	7/15/2011	23,788

		$16,425,272			$194,853

International Opportunities Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. During the period ended May 31, 2011, the Fund held forward foreign currency contracts with USD notional absolute values up to approximately $64.9 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

International
Opportunities Fund	Sells

				State Street Bank and Trust
	Japanese Yen	2,721,463,017	$64,900,288	Company	7/8/2011	($2,915,821)

			$64,900,288			($2,915,821)

Investment Quality Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and as a substitute for securities purchased. During the period ended May 31, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $40.2 million to $126.2 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Investment Quality
Bond Fund	Buys

	Australian Dollar	872,000	$853,941	Barclays Bank PLC	6/15/2011	$75,598
	Australian Dollar	1,715,000	1,812,326	Deutsche Bank AG	6/15/2011	15,838
	Australian Dollar	873,000	854,842	HSBC Bank USA	6/15/2011	75,763

323

Australian Dollar	1,695,000	1,788,698	Royal Bank of Canada	6/15/2011	18,145
Australian Dollar	2,273,000	2,225,472	UBS AG	6/15/2011	197,511
Australian Dollar	4,001,000	3,966,845	Westpac Banking Corp.	6/15/2011	298,159
Brazilian Real	2,729,000	1,679,902	BNP Paribas SA	6/2/2011	49,777
Brazilian Real	2,729,000	1,727,325	Royal Bank of Canada	6/2/2011	2,354
Canadian Dollar	875,000	884,080	HSBC Bank USA	6/15/2011	18,754
Canadian Dollar	4,694,000	4,783,288	Royal Bank of Canada	6/15/2011	60,026
Canadian Dollar	1,725,000	1,747,959	UBS AG	6/15/2011	31,912
Euro	1,270,000	1,760,347	Bank of America N.A.	6/15/2011	66,759
Euro	623,000	860,145	HSBC Bank USA	6/15/2011	36,144
Euro	1,886,000	2,664,447	Royal Bank of Scotland PLC	6/15/2011	48,877
Mexican Peso	49,870,000	4,103,530	Citibank N.A.	6/15/2011	205,869
Norwegian Krone	7,235,000	1,271,987	Citibank N.A.	6/15/2011	70,656
Norwegian Krone	7,235,000	1,271,959	HSBC Bank USA	6/15/2011	70,684
Norwegian Krone	14,680,000	2,720,655	UBS AG	6/15/2011	3,602
Pound Sterling	1,665,000	2,661,203	Barclays Bank PLC	6/15/2011	77,281
Pound Sterling	1,645,000	2,675,181	HSBC Bank USA	6/15/2011	30,408
Pound Sterling	2,483,000	3,978,609	Royal Bank of Scotland PLC	6/15/2011	105,269
Swedish Krona	8,230,000	1,289,936	Bank of America N.A.	6/15/2011	42,796
Swedish Krona	24,960,000	3,925,044	JPMorgan Chase Bank N.A.	6/15/2011	116,874
			Morgan Stanley & Company,
Swedish Krona	11,340,000	1,802,403	Inc.	6/15/2011	33,949
Swedish Krona	11,340,000	1,777,981	UBS AG	6/15/2011	58,371
Swiss Franc	4,850,000	5,366,647	JPMorgan Chase Bank N.A.	6/15/2011	320,260

		$60,454,752			$2,131,636

Sells

Australian Dollar	2,607,000	$2,652,388	Bank of America N.A.	6/15/2011	($126,633)
Australian Dollar	833,000	871,855	Barclays Bank PLC	6/15/2011	(16,110)
Australian Dollar	4,546,000	4,503,472	Deutsche Bank AG	6/15/2011	(342,495)
Australian Dollar	880,000	862,365	JPMorgan Chase Bank N.A.	6/15/2011	(75,701)
Australian Dollar	848,000	898,897	Westpac Banking Corp.	6/15/2011	(5,058)
Brazilian Real	2,729,000	1,727,325	BNP Paribas SA	6/2/2011	(2,354)
Brazilian Real	2,729,000	1,649,640	BNP Paribas SA	9/2/2011	(48,502)

324

Brazilian Real	2,729,000	1,614,793	Royal Bank of Canada	6/2/2011	(114,885)
Canadian Dollar	2,600,000	2,650,072	Bank of America N.A.	6/15/2011	(32,632)
Canadian Dollar	2,149,000	2,199,579	Royal Bank of Canada	6/15/2011	(17,780)
Canadian Dollar	1,690,000	1,731,504	UBS AG	6/15/2011	(12,254)
Canadian Dollar	855,000	876,568	Westpac Banking Corp.	6/15/2011	(5,629)
Euro	1,270,000	1,771,180	BNP Paribas SA	6/15/2011	(55,926)
Euro	629,000	892,087	Credit Suisse London Branch	6/15/2011	(12,833)
Euro	1,257,000	1,776,853	Goldman Sachs International	6/15/2011	(31,550)
Euro	623,000	866,250	Royal Bank of Scotland PLC	6/15/2011	(30,039)
Mexican Peso	49,870,000	4,120,636	Royal Bank of Canada	6/15/2011	(188,763)
New Zealand Dollar	871,000	652,597	Bank of America N.A.	6/15/2011	(65,062)
New Zealand Dollar	2,260,000	1,825,023	Deutsche Bank AG	6/15/2011	(37,098)
New Zealand Dollar	3,609,000	2,759,899	Westpac Banking Corp.	6/15/2011	(213,728)
Norwegian Krone	7,235,000	1,288,911	Bank of America N.A.	6/15/2011	(53,732)
Norwegian Krone	1,447,000	258,319	Citibank N.A.	6/15/2011	(10,210)
Norwegian Krone	14,680,000	2,646,356	JPMorgan Chase Bank N.A.	6/15/2011	(77,901)
Norwegian Krone	5,788,000	1,031,196	UBS AG	6/15/2011	(42,918)
Pound Sterling	2,054,000	3,335,495	Barclays Bank PLC	6/15/2011	(42,791)
Pound Sterling	409,000	664,204	BNP Paribas SA	6/15/2011	(8,493)
Pound Sterling	3,330,000	5,386,059	Deutsche Bank AG	6/15/2011	(90,910)
			Morgan Stanley & Company,
Pound Sterling	1,115,000	1,800,413	Inc.	6/15/2011	(33,467)
Pound Sterling	1,115,000	1,801,862	UBS AG	6/15/2011	(32,018)
Swedish Krona	8,230,000	1,279,992	Citibank N.A.	6/15/2011	(52,740)
Swedish Krona	8,230,000	1,279,806	HSBC Bank USA	6/15/2011	(52,925)
Swedish Krona	16,730,000	2,724,271	UBS AG	6/15/2011	15,085
Swiss Franc	1,610,000	1,788,541	BNP Paribas SA	6/15/2011	(99,277)
Swiss Franc	812,000	883,338	Goldman Sachs International	6/15/2011	(68,779)
Swiss Franc	2,428,000	2,651,177	UBS AG	6/15/2011	(195,794)

		$65,722,923			($2,281,902)

Mid Cap Stock Fund

325

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended May 31, 2011, the Fund held forward foreign currency contracts with USD notional absolute values up to approximately $16.3 million, as measured at each quarter end. At May 31, 2011, the Fund held no forward foreign currency contracts.

Mutual Shares Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and maintain diversity and liquidity of the portfolio. During the period ended May 31, 2011, the Fund held forward foreign currency contracts with USD notional absolute values up to approximately $84.5 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Mutual Shares Fund	Buys

	Euro	414,992	$589,781	Bank of America N.A.	6/15/2011	$7,253
	Euro	630,000	884,879	Deutsche Bank AG	6/15/2011	21,480
				State Street Bank and Trust
	Euro	89,971	127,917	Company	6/15/2011	1,522
	Japanese Yen	10,574,650	128,752	Bank of America N.A.	10/20/2011	1,091
	Japanese Yen	11,679,137	143,683	Deutsche Bank AG	10/20/2011	(278)
	Norwegian Krone	508,530	91,902	Deutsche Bank AG	8/19/2011	2,084

			$1,966,914			$33,152

	Sells

	Euro	359,392	$515,591	Bank of America N.A.	6/15/2011	($1,454)
	Euro	24,473,348	35,386,993	Barclays Bank	6/15/2011	178,021
	Japanese Yen	79,007,923	958,834	Bank of America N.A.	10/20/2011	(11,281)
	Japanese Yen	4,982,160	60,000	Barclays Bank	10/20/2011	(1,175)
	Japanese Yen	18,191,846	220,000	Deutsche Bank AG	10/20/2011	(3,372)
	Japanese Yen	53,089,920	647,244	HSBC Bank USA	10/20/2011	(4,632)
	Norwegian Krone	11,523,939	2,069,101	Barclays Bank	8/19/2011	(60,745)
	Pound Sterling	16,405,079	26,821,902	Bank of America N.A.	8/12/2011	(140,446)
	Pound Sterling	820,000	1,332,787	Deutsche Bank AG	8/12/2011	(14,913)

326

			State Street Bank and Trust
Swiss Franc	6,851,191	7,838,891	Company	8/10/2011	(197,915)

		$75,851,343			($257,912)

Real Return Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the period ended May 31, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $132.7 million to $208.1 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Real Return Bond Fund	Buys

	Brazilian Real	10,846,224	$6,402,730	Citibank N.A.	6/2/2011	$471,759
	Brazilian Real	10,846,224	6,865,135	UBS AG	6/2/2011	9,355
	Brazilian Real	10,846,224	6,709,281	UBS AG	8/2/2011	84,257
	Canadian Dollar	8,291,000	8,483,204	BNP Paribas SA	6/20/2011	70,516
	Chinese Yuan Renminbi	1,335,000	207,782	Barclays Capital	11/15/2011	123
	Chinese Yuan Renminbi	8,032,795	1,236,480	Citibank N.A.	11/15/2011	14,500
	Chinese Yuan Renminbi	10,000,000	1,543,448	Deutsche Bank AG	2/13/2012	22,472
	Chinese Yuan Renminbi	4,979,150	774,754	JPMorgan Chase Bank N.A.	11/15/2011	669
	Chinese Yuan Renminbi	29,032,780	4,457,787	JPMorgan Chase Bank N.A.	2/13/2012	88,514
	Euro	140,000	200,071	Barclays Bank PLC	7/18/2011	1,178
	Euro	180,000	257,372	BNP Paribas SA	7/18/2011	1,377
	Indian Rupee	1,356,300	30,000	Barclays Capital	8/12/2011	(224)
	Indian Rupee	45,500,000	973,262	Deutsche Bank AG	8/12/2011	25,623
	Indian Rupee	253,887,603	5,461,710	HSBC Bank USA	8/12/2011	112,013
	Indian Rupee	31,808,000	700,000	JPMorgan Chase Bank N.A.	8/12/2011	(1,703)
	Indian Rupee	82,345,317	1,772,296	Royal Bank of Scotland PLC	8/12/2011	35,472
	Malaysian Ringgit	3,810,970	1,232,575	Barclays Capital	8/11/2011	27,231
	Malaysian Ringgit	3,610,000	1,170,181	Citibank N.A.	8/11/2011	23,190

327

Malaysian Ringgit	963,101	322,972	Citibank N.A.	11/10/2011	(6,655)
Malaysian Ringgit	1,050,760	341,433	HSBC Bank USA	8/11/2011	5,921
Malaysian Ringgit	600,000	194,710	JPMorgan Chase Bank N.A.	8/11/2011	3,634
Mexican Peso	12,699,750	1,050,000	Barclays Bank PLC	7/7/2011	45,123
Mexican Peso	15,337,140	1,300,000	Citibank N.A.	7/7/2011	22,550
Mexican Peso	11,560,490	970,000	HSBC Bank USA	7/7/2011	26,882
			Morgan Stanley & Company,
Mexican Peso	14,626,645	1,210,000	Inc.	7/7/2011	51,283
			Morgan Stanley & Company,
Mexican Peso	54,224,025	4,593,699	Inc.	11/18/2011	26,671
Singapore Dollar	2,887,280	2,255,925	Bank of America N.A.	6/9/2011	85,093
Singapore Dollar	1,014,421	793,400	Barclays Bank PLC	9/9/2011	29,165
Singapore Dollar	627,655	500,000	Citibank N.A.	6/9/2011	8,905
Singapore Dollar	500,000	390,941	Citibank N.A.	9/9/2011	14,494
Singapore Dollar	126,015	99,992	Citibank N.A.	12/9/2011	2,210
Singapore Dollar	1,000,000	812,222	Goldman Sachs International	9/9/2011	(1,352)
Singapore Dollar	747,300	600,000	HSBC Bank USA	6/9/2011	5,914
Singapore Dollar	300,000	234,535	JPMorgan Chase Bank N.A.	9/9/2011	8,726
Singapore Dollar	1,200,000	960,078	Royal Bank of Scotland PLC	9/9/2011	12,966

		$65,107,975			$1,327,852

Sells

Australian Dollar	9,305,000	$9,771,004	Deutsche Bank AG	6/30/2011	($129,094)
Brazilian Real	10,846,224	6,865,133	Citibank N.A.	6/2/2011	(9,355)
Brazilian Real	10,846,224	6,795,880	UBS AG	6/2/2011	(78,609)
Canadian Dollar	3,033,000	3,129,527	Barclays Bank PLC	6/20/2011	419
Euro	7,740,000	11,087,723	BNP Paribas SA	7/18/2011	(38,474)
Euro	9,732,000	13,997,752	Citibank N.A.	7/18/2011	8,068
Euro	2,355,000	3,489,639	HSBC Bank USA	7/18/2011	104,343
Euro	51,213,000	73,895,750	JPMorgan Chase Bank N.A.	7/18/2011	277,411
Euro	582,000	821,062	Royal Bank of Scotland PLC	7/18/2011	(15,559)
Japanese Yen	88,742,000	1,059,410	JPMorgan Chase Bank N.A.	7/14/2011	(29,494)
			Morgan Stanley & Company,
Mexican Peso	54,224,025	4,656,421	Inc.	7/7/2011	(19,417)

328

Pound Sterling	3,558,000	5,712,120	Bank of America N.A.	6/13/2011	(139,993)
Pound Sterling	54,245	89,273	Citibank N.A.	6/9/2011	47
Singapore Dollar	1,000,000	812,150	Goldman Sachs International	6/9/2011	1,346
Singapore Dollar	1,000,000	804,505	Royal Bank of Scotland PLC	6/9/2011	(6,299)

		$142,987,349			($74,660)

Spectrum Income Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies, maintain diversity and liquidity of the Fund and for risk management. During the period ended May 31, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $93.7 million to $125.1 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Spectrum Income Fund	Buys

	Australian Dollar	1,235,300	$1,287,529	Royal Bank of Canada	8/18/2011	$18,487
				Morgan Stanley & Company,
	Brazilian Real	652,000	393,245	Inc.	8/18/2011	13,754
	Canadian Dollar	42,711	44,000	JPMorgan Chase Bank N.A.	8/18/2011	1
	Canadian Dollar	317,509	325,239	Royal Bank of Canada	8/18/2011	1,862
	Chilean Peso	162,402,400	344,000	Credit Suisse London Branch	8/18/2011	2,293
	Chilean Peso	13,125,000	28,000	JPMorgan Chase Bank N.A.	8/18/2011	(13)
	Chinese Yuan Renminbi	3,045,000	476,451	Citibank N.A.	12/16/2011	(1,317)
	Chinese Yuan Renminbi	4,855,000	736,611	Credit Suisse	7/7/2011	13,893
				Morgan Stanley & Company,
	Chinese Yuan Renminbi	3,245,000	497,661	Inc.	12/19/2011	8,772
				State Street Bank & Trust
	Chinese Yuan Renminbi	4,748,455	719,341	Company	7/7/2011	14,692
				State Street Bank & Trust
	Chinese Yuan Renminbi	5,460,000	838,002	Company	12/16/2011	13,963
				State Street Bank & Trust
	Chinese Yuan Renminbi	9,740,000	1,493,292	Company	12/19/2011	26,787
	Czech Koruna	4,623,996	268,689	UBS AG	8/18/2011	1,985

329

Danish Krone	922,952	175,065	Deutsche Bank AG	8/18/2011	2,853
Euro	141,000	198,781	Citibank N.A.	6/9/2011	4,099
Euro	2,470,000	3,467,139	Deutsche Bank AG	6/1/2011	87,437
Euro	185,000	263,824	Goldman Sachs International	6/1/2011	2,410
Euro	1,110,368	1,595,771	JPMorgan Chase Bank N.A.	8/18/2011	(984)
			Morgan Stanley & Company,
Euro	544,831	775,000	Inc.	8/18/2011	7,524
Euro	99,443	141,778	Royal Bank of Canada	6/9/2011	1,308
Euro	399,000	576,634	Royal Bank of Scotland PLC	6/9/2011	(2,526)
			State Street Bank & Trust
Euro	77,000	107,171	Company	6/9/2011	3,622
Hungarian Forint	49,139,865	257,690	JPMorgan Chase Bank N.A.	8/18/2011	5,068
Japanese Yen	1,038,675,362	12,851,712	JPMorgan Chase Bank N.A.	8/18/2011	(103,957)
			State Street Bank & Trust
Japanese Yen	6,363,608	79,000	Company	8/18/2011	(899)
Malaysian Ringgit	2,151,435	715,000	Bank of America Merrill Lynch	6/22/2011	(1,333)
Malaysian Ringgit	4,189,107	1,383,000	Credit Suisse London Branch	6/22/2011	6,596
Malaysian Ringgit	432,288	143,000	JPMorgan Chase Bank N.A.	6/22/2011	397
			Morgan Stanley & Company,
Malaysian Ringgit	3,295,000	1,087,333	Inc.	7/13/2011	4,103
Malaysian Ringgit	3,375,000	1,127,078	Royal Bank of Canada	7/13/2011	(9,142)
Malaysian Ringgit	2,303,167	761,000	Standard Chartered Bank	6/22/2011	2,999
Malaysian Ringgit	1,755,000	580,165	Standard Chartered Bank	7/13/2011	1,161
Mexican Peso	7,414,661	627,776	Goldman Sachs International	8/18/2011	9,153
			State Street Bank & Trust
Mexican Peso	1,924,157	163,570	Company	8/18/2011	1,717
Mexican Peso	11,665,000	997,648	UBS AG	6/1/2011	11,610
Norwegian Krone	2,820,000	506,256	Deutsche Bank AG	6/28/2011	16,650
Norwegian Krone	3,325,000	602,888	Royal Bank of Canada	8/11/2011	11,947
			State Street Bank & Trust
Norwegian Krone	13,109,392	2,355,305	Company	8/18/2011	67,715
Norwegian Krone	6,100,000	1,116,987	UBS AG	6/28/2011	14,123
Polish Zloty	1,565,000	539,005	Credit Suisse Securities Ltd.	6/3/2011	31,362
Polish Zloty	86,405	31,292	JPMorgan Chase Bank N.A.	8/18/2011	(17)

330

			Morgan Stanley & Company,
Polish Zloty	797,224	286,236	Inc.	8/18/2011	2,321
			Morgan Stanley & Company,
Pound Sterling	340,000	548,427	Inc.	6/28/2011	10,693
Pound Sterling	24,433	39,843	Royal Bank of Canada	8/18/2011	310
Pound Sterling	330,000	538,269	Royal Bank of Scotland PLC	7/8/2011	4,340
Pound Sterling	201,821	326,793	Royal Bank of Scotland PLC	8/18/2011	4,881
			State Street Bank & Trust
Pound Sterling	2,000	3,293	Company	7/8/2011	(4)
Russian Ruble	29,685,000	1,031,912	Citibank N.A.	6/10/2011	28,492
Russian Ruble	58,525,675	2,041,000	Goldman Sachs & Company	6/23/2011	47,223
Russian Ruble	17,185,000	603,353	Goldman Sachs & Company	8/18/2011	6,125
Russian Ruble	1,801,054	64,000	JPMorgan Chase Bank N.A.	6/23/2011	262
			State Street Bank & Trust
Russian Ruble	1,681,950	60,000	Company	6/23/2011	13
Singapore Dollar	730,000	585,539	Standard Chartered Bank	7/18/2011	6,364
Singapore Dollar	2,791,989	2,235,344	Standard Chartered Bank	8/18/2011	28,530
Singapore Dollar	660,000	528,380	Standard Chartered Bank	8/19/2011	6,779
South Korean Won	363,392,000	334,000	Bank of America Merrill Lynch	7/14/2011	2,615
South Korean Won	102,893,900	95,000	JPMorgan Chase Bank N.A.	7/14/2011	312
South Korean Won	691,230,000	628,963	Royal Bank of Canada	8/18/2011	10,252
South Korean Won	514,145,000	454,553	Standard Chartered Bank	6/14/2011	21,898
South Korean Won	2,483,572,500	2,265,000	Standard Chartered Bank	7/14/2011	35,567
Swedish Krona	14,249,677	2,240,868	Credit Suisse Securities Ltd.	8/18/2011	58,798
Swedish Krona	223,482	36,000	JPMorgan Chase Bank N.A.	8/18/2011	66
Swedish Krona	7,100,000	1,114,652	Merrill Lynch International	8/29/2011	30,489
			Morgan Stanley & Company,
Swedish Krona	6,695,000	1,064,744	Inc.	6/1/2011	20,090
Swiss Franc	1,629,155	1,837,262	UBS AG	8/18/2011	73,934
Taiwan Dollar	23,895,564	847,000	Bank of America Merrill Lynch	8/18/2011	(12,342)
Thailand Baht	12,161,000	399,836	Citibank N.A.	8/18/2011	(540)
			Morgan Stanley & Company,
Turkish Lira	422,239	261,513	Inc.	8/18/2011	(416)

331

			State Street Bank & Trust
Turkish Lira	64,748	40,000	Company	8/18/2011	38

		$61,190,708			$677,245

Sells

Brazilian Real	5,386,727	$3,276,000	Citibank N.A.	8/18/2011	($86,563)
			Morgan Stanley & Company,
Brazilian Real	3,040,000	1,797,221	Inc.	7/5/2011	(117,078)
			State Street Bank & Trust
Canadian Dollar	1,455,000	1,488,911	Company	8/18/2011	(10,033)
Chinese Yuan Renminbi	5,935,000	923,592	Credit Suisse London Branch	12/19/2011	(2,658)
Euro	13,709,602	19,386,749	Bank of America Merrill Lynch	8/18/2011	(303,931)
Euro	93,000	132,771	Citibank International PLC	6/9/2011	(1,044)
Euro	126,000	187,107	Citibank N.A.	6/9/2011	5,810
Euro	405,000	600,238	Credit Suisse Securities Ltd.	8/8/2011	18,387
Euro	100,000	142,872	Deutsche Bank AG	6/9/2011	(1,015)
Euro	2,510,000	3,515,092	Deutsche Bank AG	8/29/2011	(88,840)
Euro	880,000	1,244,472	Goldman Sachs International	6/9/2011	(21,730)
Euro	318,426	452,814	JPMorgan Chase Bank N.A.	8/18/2011	(4,532)
			Morgan Stanley & Company,
Euro	2,655,000	3,648,275	Inc.	6/1/2011	(172,534)
			Morgan Stanley & Company,
Euro	695,000	983,988	Inc.	6/28/2011	(15,584)
Euro	1,300,000	1,828,151	Royal Bank of Canada	6/28/2011	(41,551)
Euro	5,529,829	7,757,030	Royal Bank of Scotland PLC	6/9/2011	(199,652)
			State Street Bank & Trust
Euro	100,480	142,720	Company	6/9/2011	(1,856)
			State Street Bank & Trust
Euro	41,115	58,648	Company	8/18/2011	(404)
Euro	51,366	72,898	UBS AG	6/9/2011	(1,010)
Japanese Yen	40,535,000	501,175	Citibank N.A.	6/28/2011	3,830
Japanese Yen	47,345,000	579,371	Citibank N.A.	8/19/2011	(1,703)
Japanese Yen	39,890,000	484,543	Deutsche Bank AG	6/8/2011	(4,855)
Japanese Yen	15,268,514	188,000	JPMorgan Chase Bank N.A.	8/18/2011	608

332

Japanese Yen	40,335,000	493,292	Standard Chartered Bank	6/16/2011	(1,579)
Japanese Yen	16,645,000	201,706	Standard Chartered Bank	6/28/2011	(2,520)
Japanese Yen	59,987,987	733,000	UBS AG	8/18/2011	(3,238)
Japanese Yen	42,720,000	524,998	UBS AG	8/19/2011	688
Malaysian Ringgit	2,119,643	691,000	Bank of America Merrill Lynch	6/22/2011	(12,121)
			State Street Bank & Trust
Malaysian Ringgit	65,911	22,000	Company	6/22/2011	136
Mexican Peso	11,665,000	954,544	Goldman Sachs International	6/1/2011	(54,714)
Mexican Peso	11,896,271	1,007,220	Goldman Sachs International	8/18/2011	(14,685)
Mexican Peso	921,033	79,000	JPMorgan Chase Bank N.A.	8/18/2011	(118)
Mexican Peso	12,780,000	1,084,439	UBS AG	8/23/2011	(12,885)
			Morgan Stanley & Company,
Norwegian Krone	3,060,000	570,496	Inc.	6/28/2011	3,087
Polish Zloty	1,889,843	681,000	Credit Suisse Securities Ltd.	8/18/2011	(3,033)
Polish Zloty	1,565,000	567,910	Royal Bank of Canada	6/3/2011	(2,457)
Pound Sterling	100,000	162,231	Citibank N.A.	7/8/2011	(2,196)
Pound Sterling	220,954	361,469	JPMorgan Chase Bank N.A.	8/18/2011	(1,646)
Pound Sterling	102,381	166,822	Royal Bank of Canada	7/8/2011	(1,519)
Pound Sterling	340,000	555,074	Royal Bank of Scotland PLC	6/28/2011	(4,046)
			State Street Bank & Trust
Pound Sterling	10,087	16,402	Company	8/18/2011	(174)
			Morgan Stanley & Company,
Russian Ruble	15,410,000	548,106	Inc.	6/10/2011	(2,368)
Russian Ruble	18,409,140	657,000	UBS AG Total	6/23/2011	154
South African Rand	7,217,507	1,022,310	Citibank N.A.	8/18/2011	(25,694)
South African Rand	5,045,000	750,387	Deutsche Bank AG	7/12/2011	13,885
South African Rand	196,650	28,000	JPMorgan Chase Bank N.A.	8/18/2011	(554)
South Korean Won	743,480,700	681,000	UBS AG	7/14/2011	(7,696)
Swedish Krona	6,695,000	1,055,994	Merrill Lynch International	6/1/2011	(28,841)
			Morgan Stanley & Company,
Turkish Lira	1,447,954	896,788	Inc.	8/18/2011	1,426

		$63,904,826			($1,210,646)

Total Return Bond Fund

333

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, as a substitute for securities purchased and to maintain diversity and liquidity of the portfolio. During the period ended May 31, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $324.3 million to $1.2 billion, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Fund	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Total Return Bond
Fund	Buys

	Brazilian Real	372,200	$200,000	Bank of America N.A.	9/2/2011	$31,604
	Brazilian Real	52,064,531	30,734,670	Citibank N.A.	6/2/2011	2,264,557
				Morgan Stanley & Company,
	Brazilian Real	185,950	100,000	Inc.	9/2/2011	15,709
	Brazilian Real	52,064,531	32,954,321	Royal Bank of Scotland PLC	6/2/2011	44,907
	Brazilian Real	52,064,531	32,302,104	Royal Bank of Scotland PLC	8/2/2011	308,545
	Canadian Dollar	16,150,000	16,524,393	BNP Paribas SA	6/20/2011	137,358
	Canadian Dollar	868,000	905,923	Citibank N.A.	6/20/2011	(10,418)
	Canadian Dollar	1,982,000	2,004,176	Deutsche Bank AG	6/20/2011	40,628
	Canadian Dollar	435,000	448,569	Royal Bank of Canada	6/20/2011	215
	Chinese Yuan Renminbi	1,549,000	241,089	Barclays Capital	11/15/2011	143
	Chinese Yuan Renminbi	27,280,000	4,266,767	Barclays Capital	2/13/2012	5,062
	Chinese Yuan Renminbi	9,317,509	1,434,235	Citibank N.A.	11/15/2011	16,819
	Chinese Yuan Renminbi	22,915,219	3,569,071	HSBC Bank USA	11/15/2011	(388)
	Chinese Yuan Renminbi	26,307,000	4,089,760	JPMorgan Chase Bank	11/15/2011	7,138
	Euro	2,467,000	3,530,599	Citibank N.A.	7/18/2011	15,696
	Euro	103,000	146,019	Royal Bank of Scotland PLC	7/18/2011	2,043
	Indian Rupee	88,125,000	1,916,177	Barclays Capital	11/18/2011	(10,661)
	Indian Rupee	380,092,000	8,246,046	Citibank N.A.	8/12/2011	98,307
	Indonesian Rupiah	9,463,559,500	1,021,452	Barclays Capital	7/27/2011	77,158
	Indonesian Rupiah	661,500,000	70,000	BNP Paribas SA	7/27/2011	6,793
	Indonesian Rupiah	16,454,000,000	1,773,822	Citibank N.A.	7/27/2011	136,297
	Indonesian Rupiah	32,320,360,000	3,576,448	Citibank N.A.	1/31/2012	72,188
	Indonesian Rupiah	6,456,000,000	696,065	Deutsche Bank AG	10/31/2011	41,450
	Indonesian Rupiah	16,247,100,000	1,738,865	HSBC Bank USA	7/27/2011	147,236

334

Indonesian Rupiah	15,528,800,000	1,762,676	JPMorgan Chase Bank	7/27/2011	40,039
Indonesian Rupiah	661,500,000	70,000	Royal Bank of Scotland PLC	7/27/2011	6,793
Indonesian Rupiah	13,629,200,000	1,476,368	Royal Bank of Scotland PLC	10/31/2011	80,592
Japanese Yen	102,016,000	1,213,898	Citibank N.A.	7/14/2011	37,884
Japanese Yen	5,908,942,000	72,317,879	Citibank N.A.	7/25/2011	192,129
Japanese Yen	1,960,000,000	24,188,274	JPMorgan Chase Bank N.A.	6/2/2011	(142,144)
Japanese Yen	187,864,000	2,242,737	JPMorgan Chase Bank N.A.	7/14/2011	62,438
Malaysian Ringgit	3,400,000	1,100,435	Barclays Capital	8/11/2011	23,515
Malaysian Ringgit	6,660,000	2,158,714	Citibank N.A.	8/11/2011	42,906
Malaysian Ringgit	1,888,696	613,711	HSBC Bank USA	8/11/2011	10,642
Malaysian Ringgit	1,100,000	356,969	JPMorgan Chase Bank	8/11/2011	6,662
Mexican Peso	1,570,000	127,249	Citibank N.A.	7/7/2011	8,135
Mexican Peso	46,734,374	3,960,037	Citibank N.A.	11/18/2011	22,148
Mexican Peso	6,614,285	536,678	Deutsche Bank AG	7/7/2011	33,684
Mexican Peso	223,927,157	18,270,074	HSBC Bank USA	7/7/2011	1,039,580
Mexican Peso	185,377,068	15,675,780	HSBC Bank USA	11/18/2011	119,999
Philippine Peso	6,000,000	139,147	Bank of America N.A.	6/15/2011	(577)
Philippine Peso	115,790,000	2,600,000	Barclays Capital	6/15/2011	74,171
Philippine Peso	30,087,000	678,048	Barclays Capital	11/15/2011	10,144
Philippine Peso	67,928,000	1,570,504	Citibank N.A.	6/15/2011	(1,706)
Philippine Peso	97,237,500	2,216,558	Citibank N.A.	11/15/2011	7,595
Philippine Peso	20,951,000	480,643	Deutsche Bank AG	6/15/2011	3,221
Philippine Peso	13,215,000	300,000	Deutsche Bank AG	11/15/2011	2,272
Philippine Peso	13,176,000	300,000	Goldman Sachs International	11/15/2011	1,380
Philippine Peso	9,247,000	211,263	HSBC Bank USA	6/15/2011	2,296
Philippine Peso	18,000,000	413,674	HSBC Bank USA	3/15/2012	(4,404)
Philippine Peso	91,745,000	2,088,369	JPMorgan Chase Bank	6/15/2011	30,482
Philippine Peso	39,498,000	900,000	JPMorgan Chase Bank	11/15/2011	3,454
Philippine Peso	23,198,627	530,922	JPMorgan Chase Bank	3/15/2012	(3,449)
			Morgan Stanley & Company,
Philippine Peso	19,519,873	448,269	Inc.	3/15/2012	(4,441)
Singapore Dollar	4,278,304	3,345,012	Bank of America N.A.	6/9/2011	123,853
Singapore Dollar	700,000	547,485	Barclays Bank PLC	9/9/2011	20,125
Singapore Dollar	257,280	200,000	Citibank N.A.	6/9/2011	8,604

335

Singapore Dollar	1,300,000	1,016,276	Citibank N.A.	9/9/2011	37,856
Singapore Dollar	1,857,876	1,425,439	Deutsche Bank AG	6/9/2011	80,935
Singapore Dollar	1,200,000	940,918	Deutsche Bank AG	9/9/2011	32,127
Singapore Dollar	2,270,030	1,750,000	Goldman Sachs International	6/9/2011	90,549
Singapore Dollar	2,000,000	1,624,445	Goldman Sachs International	9/9/2011	(2,703)
Singapore Dollar	3,644,454	2,837,300	JPMorgan Chase Bank N.A.	6/9/2011	117,781
Singapore Dollar	1,182,399	898,295	Royal Bank of Scotland PLC	6/9/2011	60,399
Singapore Dollar	3,500,000	2,783,356	Royal Bank of Scotland PLC	9/9/2011	54,691
South African Rand	2,280,450	300,000	Barclays Bank PLC	9/13/2011	29,860
South African Rand	1,392,600	200,000	Citibank N.A.	7/28/2011	2,834
South African Rand	2,090,150	300,000	HSBC Bank USA	7/28/2011	4,433
South African Rand	46,215,307	6,755,636	JPMorgan Chase Bank N.A.	7/28/2011	(24,325)
			Morgan Stanley & Company,
South African Rand	6,275,350	918,496	Inc.	7/28/2011	(4,485)
			Morgan Stanley & Company,
South African Rand	759,900	100,000	Inc.	9/13/2011	9,917
South African Rand	760,000	100,000	UBS AG	9/13/2011	9,932
South Korean Won	13,923,911,600	12,776,471	Citibank N.A.	8/12/2011	103,114
South Korean Won	349,463,000	310,000	Goldman Sachs International	8/12/2011	13,252
South Korean Won	13,000,000,000	11,810,666	JPMorgan Chase Bank N.A.	8/12/2011	214,303
			Morgan Stanley & Company,
South Korean Won	150,220,000	133,618	Inc.	8/12/2011	5,335
South Korean Won	188,000,000	168,383	Royal Bank of Scotland PLC	8/12/2011	5,516
Taiwan Dollar	46,076,300	1,609,371	Barclays Capital	1/11/2012	7,516

		$364,290,614			$6,155,245

Sells

Brazilian Real	52,064,531	$32,954,321	Citibank N.A.	6/2/2011	($44,907)
Brazilian Real	52,064,531	32,714,126	Royal Bank of Scotland PLC	6/2/2011	(285,102)
Canadian Dollar	1,000	1,023	Barclays Bank PLC	6/20/2011	(8)
Canadian Dollar	2,613,000	2,667,620	BNP Paribas SA	6/20/2011	(28,180)
Canadian Dollar	1,634,000	1,695,492	Credit Suisse London Branch	6/20/2011	9,715
Canadian Dollar	598,000	622,424	Deutsche Bank AG	6/20/2011	5,475
Canadian Dollar	950,000	990,357	HSBC Bank USA	6/20/2011	10,254

336

			Morgan Stanley & Company,
Canadian Dollar	286,131	300,000	Inc.	6/20/2011	4,803
Canadian Dollar	435,000	448,768	Royal Bank of Canada	6/2/2011	(207)
Canadian Dollar	933,000	960,041	Royal Bank of Canada	6/20/2011	(2,523)
Canadian Dollar	1,927,000	1,998,111	Royal Bank of Scotland PLC	6/20/2011	10,049
Canadian Dollar	2,266,000	2,336,191	UBS AG	6/20/2011	(1,613)
Euro	62,000	88,455	Barclays Bank PLC	7/18/2011	(669)
Euro	5,383,000	7,601,794	BNP Paribas SA	7/18/2011	(136,232)
Euro	1,447,000	2,099,426	Citibank N.A.	7/18/2011	19,373
Euro	23,072,000	33,275,592	Credit Suisse London Branch	7/18/2011	109,749
Euro	19,034,000	27,464,349	JPMorgan Chase Bank N.A.	7/18/2011	103,104
Euro	956,000	1,371,525	Royal Bank of Canada	7/18/2011	(2,719)
Euro	16,587,000	23,864,310	Royal Bank of Scotland PLC	7/18/2011	20,610
Euro	3,858,000	5,429,363	UBS AG	7/18/2011	(116,485)
Japanese Yen	2,992,000,000	35,450,237	Bank of America N.A.	7/11/2011	(1,262,298)
Japanese Yen	1,899,990,000	22,700,000	Bank of America N.A.	7/19/2011	(614,406)
Japanese Yen	4,129,000,000	49,867,150	Bank of America N.A.	7/25/2011	(800,773)
Japanese Yen	20,661,980,000	32,385,661	Bank of America N.A.	8/18/2011	230,170
Japanese Yen	313,608,000	3,748,646	Barclays Bank PLC	7/14/2011	(99,464)
Japanese Yen	5,470,000,000	67,662,012	BNP Paribas SA	6/6/2011	552,773
Japanese Yen	2,080,000,000	25,790,453	BNP Paribas SA	6/10/2011	271,421
Japanese Yen	100,000,000	1,193,584	BNP Paribas SA	6/20/2011	(33,334)
Japanese Yen	7,290,000,000	90,822,561	Citibank N.A.	6/13/2011	1,382,354
Japanese Yen	46,734,374	4,012,740	Citibank N.A.	7/7/2011	(17,252)
Japanese Yen	872,000,000	10,536,809	Citibank N.A.	7/25/2011	(163,706)
Japanese Yen	4,129,000,000	49,892,759	Credit Suisse London Branch	7/25/2011	(775,164)
Japanese Yen	1,960,000,000	23,275,643	Deutsche Bank AG	6/2/2011	(770,486)
Japanese Yen	2,080,000,000	25,780,064	Deutsche Bank AG	8/8/2011	253,707
Japanese Yen	185,377,068	15,884,921	HSBC Bank USA	7/7/2011	(100,484)
Japanese Yen	991,790,000	11,800,000	JPMorgan Chase Bank N.A.	7/11/2011	(369,494)
Japanese Yen	6,160,000,000	76,075,962	JPMorgan Chase Bank N.A.	8/15/2011	475,219
Japanese Yen	1,960,000,000	24,197,531	JPMorgan Chase Bank N.A.	8/22/2011	141,649
Japanese Yen	2,496,299,850	29,700,000	Royal Bank of Scotland PLC	7/11/2011	(930,179)
Japanese Yen	960,067,675	11,470,000	Royal Bank of Scotland PLC	7/19/2011	(310,803)

337

Japanese Yen	180,000,000	2,204,086	UBS AG	8/1/2011	(4,826)
Pound Sterling	12,294,000	19,737,156	Bank of America N.A.	6/13/2011	(483,718)
Pound Sterling	6,452,000	10,493,972	BNP Paribas SA	6/13/2011	(118,123)
Singapore Dollar	2,000,000	1,624,300	Goldman Sachs International	6/9/2011	2,691
Singapore Dollar	2,000,000	1,609,010	Royal Bank of Scotland PLC	6/9/2011	(12,598)
South African Rand	670,800	100,000	Barclays Bank PLC	7/28/2011	2,297
South African Rand	671,590	100,000	Credit Suisse London Branch	7/28/2011	2,183

		$826,998,545			($3,878,157)

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter (OTC) or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Funds’ exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Funds’ exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked -to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked -to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the period ended May 31, 2011, the Funds used purchased options for the following reasons: Real Return Bond Fund and Total Return Fund used purchased options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund. During the period ended May 31, 2011, Real Return Bond Fund and Total Return Fund held purchased options with market values ranging up to approximately $311.9 thousand and $185.4 thousand, respectively.

The following tables summarize the Funds’ written options activities during the period ended May 31, 2011.

338

	Number of Contracts	Premiums Received
Alpha Opportunities Fund

Outstanding, beginning of period	370	$59,318
Options written	432	137,190
Options closed	(674)	(155,343)
Options expired	(128)	(41,165)
Outstanding, end of period	-	-

Global Bond Fund

Outstanding, beginning of period	217,300,000	$1,683,382
Options written	472,492,979	4,011,195
Options closed	(98,600,305)	(393,031)
Options expired	(415,292,158)	(3,424,553)
Outstanding, end of period	175,900,516	$1,876,993

Real Return Bond Fund

Outstanding, beginning of period	240,900,000	$1,953,290
Options written	439,601,886	2,877,817
Options closed	(10,500,777)	(438,846)
Options expired	(282,401,005)	(1,919,837)
Outstanding, end of period	387,600,104	$2,472,424

Total Return Fund

Outstanding, beginning of period	653,000,118	$4,990,767
Options written	1,100,403,474	7,306,167
Options closed	(141,901,297)	(1,023,267)
Options expired	(570,001,156)	(3,056,157)
Outstanding, end of period	1,041,501,139	$8,217,510

Value & Restructuring Fund

Outstanding, beginning of period	8,498	$1,738,841
Options written	7,865	1,063,881
Options closed	(10,012)	(2,105,257)

339

Options expired	(6,351)	(697,465)
Outstanding, end of period	-	-

Options on Securities

Value & Restructuring Fund

The Fund used written options as a substitute for securities purchased. At May 31, 2011, the Fund held no options on securities.

Options on Exchange -Traded Futures Contracts

Global Bond Fund

The Fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Global Bond Fund	Calls

	Eurodollar Futures	$99.375	Sep 2011	258	$111,713	($204,788)

				258	$111,713	($204,788)

	Puts

	Eurodollar Futures	$99.375	Sep 2011	258	$158,589	($14,513)

				258	$158,589	($14,513)

Real Return Bond Fund

The Fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Real Return Bond Fund	Calls

	Eurodollar Futures	$99.375	Sep 2011	37	$17,319	($29,369)

340

U.S. Treasury 5-Year Note Futures	120.000	Jul 2011	15	4,766	(4,766)

			52	$22,085	($34,135)
Puts

Eurodollar Futures	$99.375	Sep 2011	37	$23,677	($2,081)
U.S. Treasury 5-Year Note Futures	$118.000	Jul 2011	15	4,563	(4,563)

			52	$28,240	($6,644)

Total Return Fund

The Fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

		Exercise	Expiration	Number of
Fund	Name of Issuer	Price	Date	Contracts	Premium	Value

Total Return Fund	Calls

	U.S. Treasury 5-Year Note Futures	$120.000	Jul 2011	140	$44,480	($44,481)
	U.S. Treasury 10-Year Note Futures	121.000	Jun 2011	36	14,441	(65,813)

				176	$58,921	($110,294)
	Puts

	Eurodollar Futures	$99.000	Mar 2012	340	$268,510	($46,750)
	Eurodollar Futures	99.375	Sep 2011	447	278,485	(25,144)
	U.S. Treasury 5-Year Note Futures	118.000	Jul 2011	140	42,589	(42,589)
	U.S. Treasury 10-Year Note Futures	117.000	Jun 2011	36	18,797	(563)

				963	$608,381	($115,046)

Foreign Currency Options (OTC)

Global Bond Fund

The Fund used written options to manage against anticipated currency exchange rates.

341

			Exercise	Expiration			USD Notional
Fund	Description	Counterparty	Price	Date		Notional Amount	Amount	Premium	Value

Global Bond Fund	Calls

	Euro versus	Morgan
	U.S. Dollar	Stanley	$1.44	Jun 2011	EUR	1,000,000	$1,439,100	$9,443	($18,056)
	Euro versus	Morgan
	U.S. Dollar	Stanley	1.45	Jun 2011	EUR	6,100,000	8,778,507	43,892	(74,872)
	Euro versus	Bank of
	U.S. Dollar	America N.A	1.45	Jul 2011	EUR	2,900,000	4,173,388	47,019	(53,987)

						10,000,000	$14,390,995	$100,354	($146,915)

	Puts

	Euro versus	Morgan
	U.S. Dollar	Stanley	$1.42	Jun 2011	EUR	4,500,000	$6,475,948	$49,092	($29,770)

						4,500,000	$6,475,948	$49,092	($29,770)

Real Return Bond Fund

The Fund used written options to manage against anticipated currency exchange rates.

			Exercise	Expiration			USD Notional
Fund	Description	Counterparty	Price	Date		Notional Amount	Amount	Premium	Value

Real Return Bond Fund	Puts

	Australian
	Dollar
	versus U.S.
	Dollar	UBS AG	$0.9975	Aug 2011	AUD	2,400,000	$2,562,600	$30,085	($20,778)

						2,400,000	$2,562,600	$30,085	($20,778)

Interest Rate Swaptions (OTC)

Global Bond Fund

342

The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				Pay/Receive
				Floating	Exercise	Expiration		Notional
Fund	Description	Counterparty	Floating Rate Index	Rate	Rate	Date		Amount	Premium	Value

Global
Bond
Fund	Puts

	2-Year Interest Rate Swap	Bank of America N.A	3-Month USD LIBOR	Receive	2.25%	Sep 2012	USD	25,900,000	$228,133	($142,735)
		The Royal Bank of
	2-Year Interest Rate Swap	Scotland PLC	3-Month USD LIBOR	Receive	2.25%	Sep 2012	USD	50,800,000	390,799	(279,959)
	3-Year Interest Rate Swap	Bank of America N.A	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	10,800,000	109,872	(39,788)
	3-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	5,000,000	44,795	(18,421)
	3-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	8,100,000	87,856	(29,841)
	3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	6,400,000	69,580	(23,578)
	3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.75%	Jun 2012	USD	6,900,000	71,626	(33,448)
	3-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	7,500,000	71,054	(27,631)
		The Royal Bank of
	3-Year Interest Rate Swap	Scotland PLC	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	7,700,000	85,321	(28,368)
		The Royal Bank of
	3-Year Interest Rate Swap	Scotland PLC	3-Month USD LIBOR	Receive	2.75%	Jun 2012	USD	6,600,000	64,680	(31,994)
		Morgan Stanley Capital
	10-Year Interest Rate Swap	Services, Inc.	3-Month USD LIBOR	Receive	10.00%	Jul 2012	USD	6,600,000	39,600	(70)

								142,300,000	$1,263,316	($655,833)

Real Return Bond Fund

The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

Pay/Receive
				Floating	Exercise	Expiration	Notional
Fund	Name of Issuer	Counterparty	Floating Rate Index	Rate	Rate	Date	Amount	Premium	Value

Real
Return
Bond
Fund	Calls

343

	Credit Suisse
5-Year Interest Rate Swap	International	3 Month USD-LIBOR	Receive	1.80%	Aug 2011	USD	7,000,000	$14,000	($18,113)
10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.50%	Jun 2011	USD	4,100,000	23,470	(121,585)
	Credit Suisse
10-Year Interest Rate Swap	International	3 Month USD-LIBOR	Receive	3.00%	Aug 2011	USD	5,000,000	27,727	(31,853)
	Morgan Stanley Capital
10-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	3.00%	Oct 2011	USD	12,800,000	88,320	(109,458)

							28,900,000	$153,517	($281,009)

Puts

	Goldman Sachs
1-Year Interest Rate Swap	International	3 Month USD-LIBOR	Receive	2.00%	Apr 2012	USD	38,800,000	$68,870	($25,957)
	The Royal Bank of
1-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	2.00%	Apr 2012	USD	67,200,000	113,862	(44,957)
	Goldman Sachs
1-Year Interest Rate Swap	International	3 Month USD-LIBOR	Receive	1.00%	Nov 2012	USD	12,600,000	71,887	(78,472)
2-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	3,400,000	23,237	(18,737)
	Morgan Stanley Capital
2-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	1,500,000	9,600	(8,267)
	The Royal Bank of
2-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	67,900,000	547,222	(374,197)
3-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	35,000,000	328,913	(128,944)
3-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	7,500,000	86,014	(27,631)
	Credit Suisse
5-Year Interest Rate Swap	International	3 Month USD-LIBOR	Receive	2.50%	Aug 2011	USD	7,000,000	27,825	(16,092)
10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	4.00%	Jun 2011	USD	4,100,000	26,420	-
	Credit Suisse
10-Year Interest Rate Swap	International	3 Month USD-LIBOR	Receive	3.75%	Aug 2011	USD	5,000,000	27,727	(15,161)
	Morgan Stanley Capital
10-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	3.75%	Oct 2011	USD	12,800,000	144,640	(93,024)
	Morgan Stanley Capital
10-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	2,400,000	15,840	(25)
	The Royal Bank of
10-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	4,200,000	28,560	(45)

							269,400,000	$1,520,617	($831,509)

344

Total Return Fund

The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				Pay/Receive
				Floating	Exercise	Expiration		Notional
Fund	Name of Issuer	Counterparty	Floating Rate Index	Rate	Rate	Date		Amount	Premium	Value

Total
Return
Fund	Calls

		The Royal Bank of
	5-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	1.80%	Sep 2011	USD	29,800,000	$71,520	($85,922)
	10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.50%	Jun 2011	USD	11,800,000	62,320	(349,927)
	10-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	3.00%	Aug 2011	USD	3,400,000	17,680	(21,660)
		Credit Suisse
	10-Year Interest Rate Swap	International	3 Month USD-LIBOR	Receive	3.00%	Aug 2011	USD	9,000,000	49,909	(57,335)
	10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.00%	Aug 2011	USD	29,300,000	178,730	(186,659)
	10-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	3.00%	Oct 2011	USD	9,600,000	48,000	(82,093)
		Morgan Stanley Capital
	10-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	3.00%	Oct 2011	USD	71,200,000	362,224	(608,860)
		The Royal Bank of
	10-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	3.00%	Oct 2011	USD	8,600,000	44,649	(73,542)

								172,700,000	$835,032	($1,465,998)

Total
Return
Fund	Puts

		The Royal Bank of
	1-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	2.00%	Apr 2012	USD	70,400,000	$140,800	($47,098)
		The Royal Bank of
	1-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	1.75%	Nov 2012	USD	37,900,000	143,073	(121,803)
	1-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	2.25%	May 2013	USD	38,000,000	188,100	(175,123)
	2-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	22,500,000	189,369	(123,998)
	2-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	2,700,000	18,394	(14,880)
		Morgan Stanley Capital
	2-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	32,000,000	195,800	(176,352)

345

	The Royal Bank of
2-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	97,800,000	769,975	(538,976)
3-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	29,700,000	307,948	(109,418)
3-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	13,000,000	116,262	(47,893)
3-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	28,300,000	308,165	(104,260)
3-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	19,800,000	215,447	(72,945)
3-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.75%	Jun 2012	USD	12,500,000	129,758	(60,594)
3-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	35,200,000	359,696	(129,680)
	The Royal Bank of
3-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	52,400,000	448,986	(193,047)
	The Royal Bank of
3-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	2.75%	Jun 2012	USD	15,700,000	153,860	(76,106)
	The Royal Bank of
5-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	2.50%	Sep 2011	USD	29,800,000	131,120	(102,786)
5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.25%	Jul 2012	USD	17,900,000	442,548	(222,640)
	The Royal Bank of
5-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	3.25%	Jul 2012	USD	5,900,000	148,149	(73,384)
10-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	4.00%	Jun 2011	USD	5,900,000	82,010	(1)
10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.00%	Jun 2011	USD	3,200,000	44,960	-
10-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	4.00%	Jun 2011	USD	11,800,000	77,345	(1)
10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	4.00%	Jun 2011	USD	2,900,000	39,585	-
	The Royal Bank of
10-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	4.00%	Jun 2011	USD	6,700,000	94,701	(1)
10-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	3.75%	Aug 2011	USD	3,400,000	21,250	(10,309)
	Credit Suisse
10-Year Interest Rate Swap	International	3 Month USD-LIBOR	Receive	3.75%	Aug 2011	USD	9,000,000	49,909	(27,290)
10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.75%	Aug 2011	USD	29,300,000	146,500	(88,843)
10-Year Interest Rate Swap	Bank of America N.A	3 Month USD-LIBOR	Receive	4.25%	Oct 2011	USD	9,600,000	58,800	(17,267)
	Morgan Stanley Capital
10-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	4.25%	Oct 2011	USD	71,200,000	362,224	(128,060)
	The Royal Bank of
10-Year Interest Rate Swap	Scotland PLC	3 Month USD-LIBOR	Receive	4.25%	Oct 2011	USD	8,600,000	54,180	(15,468)
	Morgan Stanley Capital
10-Year Interest Rate Swap	Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	11,300,000	68,083	(120)

							734,400,000	$5,506,997	($2,678,343)

346

Credit Default Swaptions (OTC)

Real Return Bond Fund
The Fund used credit default swaptions to manage duration of the portfolio.

				Buy/Sell	Exercise	Expiration		Notional	USD Notional
Fund	Description	Counterparty	Index	Protection	Rate	Date		Amount	Amount	Premium	Value

Real
Return
Bond
Fund	Calls

		Barclays Bank
	5-Year Credit Default Swap	PLC	CDX IOG15	Sell	0.80%	Jun 2011	USD	1,200,000	$1,200,000	$3,780	($2,069)
		Credit Suisse
	5-Year Credit Default Swap	International	CDX IOG15	Sell	0.80%	Jun 2011	USD	600,000	600,000	1,800	(1,035)
		JPMorgan
	5-Year Credit Default Swap	Chase Bank	CDX IOG15	Sell	0.80%	Jun 2011	USD	500,000	500,000	1,650	(862)
	5-Year Credit Default Swap	UBS AG	CDX IOG15	Sell	0.80%	Jun 2011	USD	600,000	600,000	1,680	(1,035)
	5-Year Credit Default Swap	BNP Paribas	CDX IOG15	Sell	0.80%	Sep 2011	USD	1,000,000	1,000,000	2,150	(2,545)
		Credit Suisse
	5-Year Credit Default Swap	International	CDX IOG15	Sell	0.80%	Sep 2011	USD	300,000	300,000	1,170	(763)

								4,200,000	$4,200,000	$12,230	($8,309)

	Puts

		Barclays Bank
	5-Year Credit Default Swap	PLC	CDX IOG15	Sell	1.20%	Jun 2011	USD	1,800,000	$1,800,000	$5,700	($15)
	5-Year Credit Default Swap	BNP Paribas	CDX IOG15	Sell	1.20%	Jun 2011	USD	200,000	200,000	880	(2)
		Credit Suisse
	5-Year Credit Default Swap	International	CDX IOG15	Sell	1.20%	Jun 2011	USD	600,000	600,000	2,220	(5)
		JPMorgan
	5-Year Credit Default Swap	Chase Bank	CDX IOG15	Sell	1.20%	Jun 2011	USD	500,000	500,000	2,175	(4)
		Morgan
		Stanley
		Capital
	5-Year Credit Default Swap	Services, Inc.	CDX IOG15	Sell	1.20%	Jun 2011	USD	800,000	800,000	4,000	(7)
	5-Year Credit Default Swap	BNP Paribas	CDX IOG15	Sell	1.20%	Sep 2011	USD	1,000,000	1,000,000	4,100	(568)
	5-Year Credit Default Swap	Credit Suisse	CDX IOG15	Sell	1.20%	Sep 2011	USD	300,000	300,000	1,380	(170)

347

	International
	Morgan
	Stanley
	Capital
5-Year Credit Default Swap	Services, Inc.	CDX.IG16	Sell	1.30%	Sep 2011	USD	1,500,000	1,500,000	6,750	(1,740)
5-Year Credit Default Swap	UBS AG	CDX IOG15	Sell	1.20%	Sep 2011	USD	500,000	500,000	2,700	(284)

							7,200,000	$7,200,000	$29,905	($2,795)

Total Return Fund
The Fund used credit default swaptions to manage duration of the portfolio.

				Buy/Sell	Exercise	Expiration		Notional	USD Notional
Fund	Description	Counterparty	Index	Protection	Rate	Date		Amount	Amount	Premium	Value

Total
Return
Fund	Calls

		Bank of
	5-Year Credit Default Swap	America N.A	CDX.IG15	Sell	0.80%	Jun 2011	USD	5,000,000	$5,000,000	$16,500	($8,623)
	5-Year Credit Default Swap	BNP Paribas	CDX.IG15	Sell	0.80%	Sep 2011	USD	4,000,000	4,000,000	8,600	(10,178)

								9,000,000	$9,000,000	$25,100	($18,801)

	Puts

		Bank of
	5-Year Credit Default Swap	America N.A	CDX.IG15	Sell	1.20%	Jun 2011	USD	5,000,000	$5,000,000	$15,500	($41)
		Bank of
	5-Year Credit Default Swap	America N.A	CDX.IG16	Sell	1.30%	Sep 2011	USD	2,000,000	2,000,000	9,100	(2,320)
		Barclays Bank
	5-Year Credit Default Swap	PLC	CDX.IG15	Sell	1.20%	Sep 2011	USD	1,000,000	1,000,000	5,000	(568)
	5-Year Credit Default Swap	BNP Paribas	CDX.IG15	Sell	1.20%	Sep 2011	USD	4,000,000	4,000,000	16,400	(2,271)

								12,000,000	$12,000,000	$46,000	($5,200)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or “floor”.

Global Bond Fund

348

The Fund used inflation floors to manage against anticipated inflation rate changes.

			Strike		Expiration		Notional
Fund	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

	Floor- OTC			Maximum of ((1+0.0%)[10] -
Global Bond Fund	CPURNSA Index	Citibank N.A.	217.965	(Index Final/Index Initial)) or $0	Sep 2020	USD	1,700,000	$21,930	($8,206)
	Floor- OTC			Maximum of ((1+0.0%)[10] -
	CPURNSA Index	Deutsche Bank AG	218.011	(Index Final/Index Initial)) or $0	Oct 2020	USD	2,000,000	19,600	(8,968)

							3,700,000	$41,530	($17,174)

Real Return Bond Fund

The Fund used inflation floors to manage against anticipated inflation rate changes.

			Strike		Expiration		Notional		Market
Fund	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

	Floor- OTC			Maximum of ((1+0.0%)[10] -
Real Return Bond Fund	CPURNSA Index	Deutsche Bank AG	215.949	(Index Final/Index Initial)) or $0	Mar 2020	USD	2,900,000	$21,750	($11,661)
	Floor- OTC			Maximum of ((1+0.0%)[10] -
	CPURNSA Index	Citibank N.A.	215.949	(Index Final/Index Initial)) or $0	Mar 2020	USD	12,300,000	103,980	(53,007)
	Floor- OTC			Maximum of ((1+0.0%)[10] -
	CPURNSA Index	Citibank N.A.	216.687	(Index Final/Index Initial)) or $0	Apr 2020	USD	23,900,000	213,520	(106,486)

							39,100,000	$339,250	($171,154)

Total Return Fund

The Fund used inflation floors to manage against anticipated inflation rate changes.

			Strike		Expiration		Notional
Fund	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

	Floor- OTC			Maximum of ((1+0.0%)[10] -
Total Return Fund	CPURNSA Index	Deutsche Bank AG	215.949	(Index Final/Index Initial)) or $0	Mar 2020	USD	1,600,000	$12,000	($6,433)

349

Floor- OTC			Maximum of ((1+0.0%)[10] -
CPURNSA Index	Citibank N.A.	215.949	(Index Final/Index Initial)) or $0	Mar 2020	USD	4,500,000	38,060	(19,393)
Floor- OTC			Maximum of ((1+0.0%)[10] -
CPURNSA Index	Citibank N.A.	216.687	(Index Final/Index Initial)) or $0	Apr 2020	USD	11,000,000	98,100	(49,010)
Floor- OTC			Maximum of ((1+0.0%)[10] -
CPURNSA Index	Citibank N.A.	217.965	(Index Final/Index Initial)) or $0	Sep 2020	USD	4,100,000	52,890	(19,790)

						21,200,000	$201,050	($94,626)

Forward Volatility Options (OTC)

Global Bond Fund

The Fund used written forward volatility options to hedge against future expectations of volatility.

			Exercise
Fund	Description	Counterparty	Price *	Expiration Date	Notional Amount	Premium	Value

Global Bond Fund

	Call & Put - OTC 1-Year
	Forward Volatility
	Agreement	JPMorgan Chase Bank	-	Oct 2011	$2,600,000	$13,208	($17,985)
	Call & Put - OTC 2-Year
	Forward Volatility	Morgan Stanley Capital
	Agreement	Services, Inc.	-	Nov 2011	12,800,000	139,191	(212,267)

					$15,400,000	$152,399	($230,252)

Real Return Bond Fund

The Fund used written forward volatility options to hedge against future expectations of volatility.

			Exercise
Fund	Description	Counterparty	Price *	Expiration Date	Notional Amount	Premium	Value

Real Return Bond Fund

	Call & Put - OTC 1-Year
	Forward Volatility	Goldman Sachs
	Agreement	International	-	Oct 2011	$5,400,000	$28,513	($37,353)
	Call & Put - OTC 1-Year
	Forward Volatility	JPMorgan Chase Bank	-	Oct 2011	5,500,000	27,940	(38,044)

350

Agreement

Call & Put - OTC 2-Year
Forward Volatility	Morgan Stanley Capital
Agreement	Services, Inc.	-	Oct 2011	11,900,000	132,156	(197,186)
Call & Put - OTC 2-Year
Forward Volatility	Morgan Stanley Capital
Agreement	Services, Inc.	-	Nov 2011	13,600,000	147,886	(225,533)

				$36,400,000	$336,495	($498,116)

Total Return Fund

The Fund used written forward volatility options to hedge against future expectations of volatility.

			Exercise
Fund	Description	Counterparty	Price *	Expiration Date	Notional Amount	Premium	Value

Total Return Fund

	Call & Put - OTC 1-Year
	Forward Volatility
	Agreement	JPMorgan Chase Bank	-	Oct 2011	$13,300,000	$67,564	($91,998)
	Call & Put - OTC 2-Year
	Forward Volatility	Morgan Stanley Capital
	Agreement	Services, Inc.	-	Oct 2011	43,500,000	483,455	(720,805)
	Call & Put - OTC 2-Year
	Forward Volatility	Morgan Stanley Capital
	Agreement	Services, Inc.	-	Nov 2011	35,400,000	385,010	(587,050)

					$92,200,000	$936,029	($1,399,853)

* Exercise price determined on a future date, based upon implied volatility parameters.

Swaps. The Funds may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are privately negotiated agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market -linked returns at specified intervals. Swaps are marked -to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis.

351

The following table summarizes the contracts held at May 31, 2011 and the range of notional contracts amounts held by the Funds during the period ended May 31, 2011. In addition, the table details how the Funds used interest rate swap contracts during the period ended May 31, 2011.

Global Bond Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration of the Fund and substitute for securities purchase. During the period ended May 31, 2011, the Fund held interest rate swaps with total USD notional amounts ranging approximately from $125.6 million to $272.6 million, as measured at each quarter end.

								UNAMORTIZED
				USD	PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE BY	RECEIVED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
						Fixed
	Barclays Bank PLC	38,677,883	BRL	$24,142,349	CDI	11.315%	Jan 2012	-	($107,608)	($107,608)
					MXN-TIIE-	Fixed
	Barclays Bank PLC	21,100,000	MXN	1,799,735	Banxico	6.750%	Jun 2016	$9,299	13,295	22,594
					MXN-TIIE-	Fixed
	Barclays Bank PLC	16,100,000	MXN	1,385,179	Banxico	6.960%	Jul 2020	(32,621)	20,986	(11,635)
						3 Month
	Barclays Bank PLC	1,900,000	USD	1,900,000	Fixed 3.500%	LIBOR	Jun 2021	70,490	(126,596)	(56,106)
						3 Month
	BNP Paribas	5,100,000	USD	5,100,000	Fixed 3.500%	LIBOR	Jun 2021	51,918	(202,518)	(150,600)
						3 Month
	Citibank N.A.	4,300,000	USD	4,300,000	Fixed 4.250%	LIBOR	Jun 2041	105,124	(315,134)	(210,010)
	Credit Suisse				6 Month	Fixed
	International	1,610,000,000	JPY	19,397,383	LIBOR	1.500%	Jun 2021	292,950	272,387	565,337
						3 Month
	Deutsche Bank AG	5,900,000	EUR	8,309,859	Fixed 3.000%	LIBOR	Sep 2016	30,193	13,267	43,460
						3 Month
	Deutsche Bank AG	2,900,000	USD	2,900,000	Fixed 4.250%	LIBOR	Jun 2041	50,460	(192,095)	(141,635)
						GBP-
	Goldman Sachs	24,200,000	GBP	39,223,748	Fixed 2.500%	LIBOR-BBA	Sep 2013	(153,232)	(447,697)	(600,929)
						3 Month
	Goldman Sachs	4,200,000	USD	4,200,000	Fixed 3.500%	LIBOR	Jun 2021	122,892	(246,916)	(124,024)
						Fixed
	HSBC Bank USA	15,411,080	BRL	9,705,393	CDI	11.360%	Jan 2012	167,891	(8,993)	158,898
						Fixed
	HSBC Bank USA	38,522,894	BRL	24,971,958	CDI	11.530%	Jan 2012	30,953	(90,181)	(59,228)
					MXN-TIIE-	Fixed
	HSBC Bank USA	40,600,000	MXN	3,493,059	Banxico	6.590%	Dec 2015	12,988	23,391	36,379

352

				MXN-TIIE-	Fixed
HSBC Bank USA	18,800,000	MXN	1,617,587	Banxico	6.750%	Jun 2016	10,582	9,549	20,131
				MXN-TIIE-	Fixed
HSBC Bank USA	20,800,000	MXN	1,723,203	Banxico	6.960%	Jul 2020	(90,693)	75,662	(15,031)
				MXN-TIIE-	Fixed
HSBC Bank USA	61,900,000	MXN	5,304,952	Banxico	7.500%	Jun 2021	23,195	103,380	126,575
					3 Month
HSBC Bank USA	6,200,000	USD	6,200,000	Fixed 3.500%	LIBOR	Jun 2021	115,378	(298,461)	(183,083)
JPMorgan Chase					Fixed
Bank	8,396,574	BRL	5,346,351	CDI	11.250%	Jan 2012	-	(28,651)	(28,651)
JPMorgan Chase					GBP-
Bank	2,600,000	GBP	4,170,918	Fixed 3.000%	LIBOR-BBA	Jun 2016	16,684	(104,155)	(87,471)
JPMorgan Chase				3 Month BA-	Fixed
Bank	2,500,000	CAD	2,387,661	CDOR	5.800%	Dec 2023	13,576	69,114	82,690
Morgan Stanley				MXN-TIIE-	Fixed
Capital Services, Inc.	62,900,000	MXN	5,208,538	Banxico	6.590%	Dec 2015	(65,687)	122,048	56,361
Morgan Stanley				MXN-TIIE-	Fixed
Capital Services, Inc.	163,000,000	MXN	14,002,856	Banxico	6.750%	Jun 2016	114,795	59,748	174,543
Morgan Stanley				MXN-TIIE-	Fixed
Capital Services, Inc.	23,200,000	MXN	1,996,171	Banxico	7.500%	Jun 2021	14,639	32,801	47,440
Morgan Stanley				JPY-LIBOR-	Fixed
Capital Services, Inc.	890,000,000	JPY	10,804,249	BBA	1.500%	Jun 2021	105,341	207,174	312,515
Morgan Stanley					3 Month
Capital Services, Inc.	300,000	USD	300,000	Fixed 3.500%	LIBOR	Jun 2021	10,283	(19,142)	(8,859)
Morgan Stanley					3 Month
Capital Services, Inc.	8,200,000	USD	8,200,000	Fixed 4.250%	LIBOR	Jun 2041	21,320	(421,804)	(400,484)
The Royal Bank of					Fixed
Scotland PLC	5,019,884	BRL	3,196,188	CDI	11.245%	Jan 2012	-	(17,129)	(17,129)
The Royal Bank of				6 Month	Fixed
Scotland PLC	450,000,000	JPY	5,439,381	LIBOR	1.500%	Jun 2021	78,371	79,642	158,013
The Royal Bank of					3 Month
Scotland PLC	3,700,000	USD	3,700,000	Fixed 3.500%	LIBOR	Jun 2021	35,150	(144,409)	(109,259)
The Royal Bank of					3 Month
Scotland PLC	2,400,000	USD	2,400,000	Fixed 4.250%	LIBOR	Jun 2041	130,800	(248,015)	(117,215)
					3 Month
UBS AG	1,100,000	USD	1,100,000	Fixed 4.250%	LIBOR	Jun 2041	33,330	(87,053)	(53,723)

			$233,926,718				$1,326,369	($2,004,113)	($677,744)

Investment Quality Bond Fund

The Fund used interest rate swaps to manage duration of the Fund, manage against anticipated interest rate changes and as a substitute for securities purchased. During the period ended May 31, 2011, the Fund held interest rate swaps with total USD notional amounts as represented below.

353

								UNAMORTIZED
				USD	PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE BY	RECEIVED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond
Fund
	JPMorgan Chase				FIXED	3 Month
	Bank	2,480,000	USD	$2,480,000	4.3175%	LIBOR	Dec 2028	-	($233,642)	($233,642)
	JPMorgan Chase					3 Month
	Bank	925,000	USD	925,000	FIXED 3.425%	LIBOR	Jul 2039	-	71,867	71,867

				$3,405,000				-	($161,775)	($161,775)

Real Return Bond Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration of the Fund and as a substitute for securities purchase. During the period ended May 31, 2011, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $90.2 million to $198.4 million as measured at each quarter end.

								UNAMORTIZED
				USD	PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE BY	RECEIVED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
						Fixed
	Barclays Bank PLC	19,525,675	BRL	$11,120,392	CDI	10.680%	Jan 2012	($20,187)	($186,453)	($206,640)
						Fixed
	Barclays Bank PLC	6,600,000	BRL	3,603,604	CDI	12.285%	Jan 2013	20,715	47,601	68,316
						3 Month
	Barclays Bank PLC	300,000	USD	300,000	Fixed 4.25%	LIBOR	Jun 2041	1,800	(16,452)	(14,652)
						Fixed
	BNP Paribas	5,247,035	BRL	3,894,170	CDI	11.880%	Jan 2013	(32,069)	60,736	28,667
						Fixed
	Goldman Sachs	25,921,174	BRL	18,417,873	CDI	11.890%	Jan 2013	19,124	134,186	153,310
						3 Month
	Goldman Sachs	12,900,000	USD	12,900,000	Fixed 4.25%	LIBOR	Jun 2041	443,760	(1,073,790)	(630,030)
						Fixed
	HSBC Bank USA	25,350,771	BRL	15,638,672	CDI	11.360%	Jan 2012	11,777	249,606	261,383
						Fixed
	HSBC Bank USA	5,663,361	BRL	3,531,959	CDI	11.1400%	Jan 2012	23,786	44,172	67,958

354

					Fixed
HSBC Bank USA	6,004,205	BRL	3,819,549	CDI	11.670%	Jan 2012	53,400	68,709	122,109
					Fixed
HSBC Bank USA	5,785,976	BRL	4,226,631	CDI	11.890%	Jan 2013	10,384	23,839	34,223
JPMorgan Chase					Fixed
Bank	2,700,000	EUR	3,428,053	FRCPXTOB	2.028%	Oct 2011	-	94,300	94,300
JPMorgan Chase					Fixed
Bank	5,476,026	BRL	3,507,746	CDI	11.250%	Jan 2012	(153)	(18,533)	(18,686)
JPMorgan Chase					Fixed
Bank	1,687,451	BRL	1,189,189	CDI	12.170%	Jan 2013	9,342	10,017	19,359
Morgan Stanley					Fixed
Capital Services, Inc.	8,010,338	BRL	4,763,208	CDI	10.115%	Jan 2012	(24,055)	(192,201)	(216,256)
Morgan Stanley					Fixed
Capital Services, Inc.	910,007	BRL	547,345	CDI	11.630%	Jan 2012	(12)	4,099	4,087
Morgan Stanley					Fixed
Capital Services, Inc.	5,370,281	BRL	3,444,250	CDI	11.600%	Jan 2012	9,245	93,869	103,114
Morgan Stanley					Fixed
Capital Services, Inc.	4,620,194	BRL	3,222,342	CDI	11.980%	Jan 2013	-	32,569	32,569
					Fixed
UBS AG	1,800,000	EUR	2,276,369	FRCPXTOB	2.095%	Oct 2011	-	72,308	72,308
					Fixed
UBS AG	4,534,769	BRL	3,263,274	CDI	12.070%	Jan 2013	(20,768)	62,659	41,891

			$103,094,626				$506,089	($488,759)	$17,330

Spectrum Income Fund

The Fund used interest rate swaps to manage duration of the portfolio and to manage against anticipated interest rate changes. During the period ended May 31, 2011, the Fund held interest rate swaps with total USD notional amounts ranging up to approximately $9.8 million.

								UNAMORTIZED
				USD	PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE BY	RECEIVED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Spectrum Income Fund
	JPMorgan Chase					3 Month
	Bank, N.A.	4,600,000	USD	$4,600,000	Fixed 2.580%	LIBOR	Feb 2016	-	($196,602)	($196,602)
	JPMorgan Chase				3 Month	Fixed
	Bank, N.A.	625,000	USD	625,000	LIBOR	3.79000%	Feb 2021	-	43,888	43,888

				$5,225,000				-	($152,714)	($152,714)

Total Return Fund

355

The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration of the Fund and as a substitute for securities purchase. During the period ended May 31, 2011, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $228.2 million to 507.2 million as measured at each quarter end.

								UNAMORTIZED
				USD	PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE BY	RECEIVED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
						3 Month
	Bank of America N.A.	3,000,000	USD	$3,000,000	Fixed 3.000%	LIBOR	Jun 2018	($37,200)	($44,837)	($82,037)
						3 Month
	Bank of America N.A.	11,400,000	USD	11,400,000	Fixed 3.500%	LIBOR	Jun 2021	43,214	(379,850)	(336,636)
						3 Month
	Bank of America N.A.	1,100,000	EUR	1,578,994	Fixed 3.500%	LIBOR	Sep 2021	(17,596)	27,302	9,706
						3 Month
	Bank of America N.A.	800,000	USD	800,000	Fixed 4.250%	LIBOR	Jun 2041	34,768	(73,840)	(39,072)
						Fixed
	Barclays Bank PLC	825,540	BRL	383,992	CDI	10.600%	Jan 2012	-	2,607	2,607
						Fixed
	Barclays Bank PLC	915,599	BRL	568,828	CDI	10.835%	Jan 2012	1,683	4,912	6,595
						3 Month
	Barclays Bank PLC	19,800,000	EUR	27,887,324	Fixed 3.500%	LIBOR	Sep 2021	105,972	68,743	174,715
						3 Month
	Barclays Bank PLC	1,700,000	USD	1,700,000	Fixed 4.250%	LIBOR	Jun 2041	38,250	(121,277)	(83,027)
						Fixed
	BNP Paribas	4,742,806	BRL	2,874,313	CDI	11.390%	Jan 2012	-	19,953	19,953
						Fixed
	BNP Paribas	3,782,636	BRL	2,721,289	CDI	11.880%	Jan 2013	375	20,282	20,657
						Fixed
	BNP Paribas	27,636,545	BRL	20,255,272	CDI	12.800%	Jan 2013	55,042	396,532	451,574
						Fixed
	BNP Paribas	1,302,167	BRL	1,094,901	CDI	12.110%	Jan 2014	-	11,005	11,005
						3 Month
	BNP Paribas	800,000	USD	800,000	Fixed 4.250%	LIBOR	Jun 2041	35,200	(74,272)	(39,072)
						3 Month
	Citibank N.A	15,400,000	USD	15,400,000	Fixed 4.250%	LIBOR	Jun 2041	436,570	(1,188,698)	(752,128)
						3 Month
	Citibank N.A.	6,000,000	USD	6,000,000	Fixed 3.500%	LIBOR	Jun 2018	(98,400)	(65,674)	(164,074)
						3 Month
	Citibank N.A.	5,400,000	USD	5,400,000	Fixed 3.500%	LIBOR	Jun 2021	(14,634)	(144,825)	(159,459)
						3 Month
	Citibank N.A.	2,800,000	EUR	4,019,258	Fixed 3.650%	LIBOR	Sep 2021	3,424	72,297	75,721
	Credit Suisse					Fixed
	International	21,416,410	BRL	15,228,639	CDI	12.480%	Jan 2013	46,762	182,337	229,099

356

Credit Suisse					3 Month
International	3,800,000	EUR	5,410,439	Fixed 3.500%	LIBOR	Sep 2021	(8,981)	42,512	33,531
Credit Suisse					3 Month
International	600,000	USD	600,000	Fixed 4.250%	LIBOR	Jun 2041	18,990	(48,294)	(29,304)
				3 Month BBR-	Fixed
Deutsche Bank AG	2,500,000	AUD	1,774,875	BBSW	4.500%	Jun 2011	(2,203)	(784)	(2,987)
					3 Month
Deutsche Bank AG	8,000,000	USD	8,000,000	Fixed 3.500%	LIBOR	Jun 2021	202,797	(439,033)	(236,236)
					3 Month
Deutsche Bank AG	9,500,000	USD	9,500,000	Fixed 4.500%	LIBOR	Jun 2041	(352,450)	(111,525)	(463,975)
					Fixed
Goldman Sachs	274,680	BRL	157,522	CDI	10.835%	Jan 2012	52	1,927	1,979
					Fixed
Goldman Sachs	4,755,417	BRL	2,858,905	CDI	10.990%	Jan 2012	8,778	23,781	32,559
					Fixed
Goldman Sachs	20,298,538	BRL	14,275,191	CDI	11.890%	Jan 2013	6,548	113,454	120,002
					Fixed
Goldman Sachs	4,624,962	BRL	3,183,732	CDI	11.930%	Jan 2013	(8,611)	38,608	29,997
					Fixed
Goldman Sachs	8,756,247	BRL	7,723,783	CDI	12.650%	Jan 2014	94,095	111,433	205,528
					3 Month
Goldman Sachs	16,900,000	EUR	24,257,980	Fixed 3.500%	LIBOR	Sep 2021	(187,469)	336,594	149,125
					3 Month
Goldman Sachs	3,700,000	USD	3,700,000	Fixed 4.250%	LIBOR	Jun 2041	102,200	(282,906)	(180,706)
					Fixed
HSBC Bank USA	444,329	BRL	318,167	CDI	14.765%	Jan 2012	1,055	31,273	32,328
					Fixed
HSBC Bank USA	1,284,074	BRL	597,321	CDI	10.610%	Jan 2012	-	4,265	4,265
					Fixed
HSBC Bank USA	2,648,991	BRL	1,660,703	CDI	11.140%	Jan 2012	13,188	18,599	31,787
					Fixed
HSBC Bank USA	3,282,834	BRL	1,976,393	CDI	11.360%	Jan 2012	16,337	17,511	33,848
					Fixed
HSBC Bank USA	1,376,953	BRL	958,977	CDI	12.300%	Jan 2013	6,033	13,395	19,428
					Fixed
HSBC Bank USA	2,855,004	BRL	1,970,010	CDI	11.880%	Jan 2013	(2,570)	13,633	11,063
					Fixed
HSBC Bank USA	21,215,247	BRL	14,957,584	CDI	11.890%	Jan 2013	13,388	112,095	125,483
					Fixed
HSBC Bank USA	15,788,126	BRL	13,625,209	CDI	12.540%	Jan 2014	31,811	291,544	323,355
					Fixed
HSBC Bank USA	28,900,000	MXN	2,214,983	TIIE-Banxico	7.330%	Jan 2015	9,341	95,942	105,283
					3 Month
HSBC Bank USA	2,700,000	USD	2,700,000	Fixed 3.500%	LIBOR	Jun 2021	(11,259)	(68,471)	(79,730)
					3 Month
HSBC Bank USA	7,400,000	EUR	10,422,535	Fixed 3.500%	LIBOR	Sep 2021	36,826	28,471	65,297

357

					3 Month
HSBC Bank USA	300,000	USD	300,000	Fixed 4.250%	LIBOR	Jun 2041	5,586	(20,238)	(14,652)
JPMorgan Chase					Fixed
Bank	550,360	BRL	255,995	CDI	10.600%	Jan 2012	-	1,739	1,739
JPMorgan Chase					Fixed
Bank	7,520,254	BRL	5,491,349	CDI	12.170%	Jan 2013	15,267	70,968	86,235
JPMorgan Chase					Fixed
Bank	2,854,846	BRL	2,370,490	CDI	12.200%	Jan 2014	(859)	31,422	30,563
JPMorgan Chase					3 Month
Bank	6,000,000	USD	6,000,000	Fixed 3.000%	LIBOR	Jun 2018	(102,660)	(61,414)	(164,074)
JPMorgan Chase					4 Month
Bank	5,700,000	USD	5,700,000	Fixed 3.500%	LIBOR	Jun 2021	(11,448)	(156,870)	(168,318)
JPMorgan Chase					3 Month
Bank	11,100,000	USD	11,100,000	Fixed 4.250%	LIBOR	Jun 2041	(334,784)	(207,334)	(542,118)
Merrill Lynch Capital					Fixed
Services, Inc.	5,214,826	BRL	3,204,292	CDI	10.990%	Jan 2012	8,545	27,145	35,690
Merrill Lynch Capital					Fixed
Services, Inc.	1,421,853	BRL	1,012,701	CDI	14.765%	Jan 2012	2,114	101,335	103,449
Merrill Lynch Capital					Fixed
Services, Inc.	6,988,280	BRL	3,936,605	CDI	11.980%	Jan 2012	-	157,734	157,734
Merrill Lynch Capital					Fixed
Services, Inc.	17,516,421	BRL	12,314,109	CDI	11.900%	Jan 2013	29,016	62,735	91,751
Morgan Stanley					Fixed
Capital Services, Inc.	2,695,113	BRL	1,854,796	CDI	11.980%	Jan 2013	5,453	13,546	18,999
Morgan Stanley					Fixed
Capital Services, Inc.	9,049,132	BRL	6,360,809	CDI	12.590%	Jan 2013	39,735	74,576	114,311
Morgan Stanley					3 Month
Capital Services, Inc.	8,900,000	MXN	738,746	Fixed 6.500%	LIBOR	Mar 2013	(347)	5,725	5,378
Morgan Stanley					Fixed
Capital Services, Inc.	17,401,885	BRL	15,128,282	CDI	12.510%	Jan 2014	64,102	279,174	343,276
Morgan Stanley					3 Month
Capital Services, Inc.	3,000,000	USD	3,000,000	Fixed 2.500%	LIBOR	Jun 2016	22,200	(102,346)	(80,146)
Morgan Stanley					3 Month
Capital Services, Inc.	5,600,000	USD	5,600,000	Fixed 3.000%	LIBOR	Jun 2018	(72,730)	(80,405)	(153,135)
Morgan Stanley					3 Month
Capital Services, Inc.	2,700,000	USD	2,700,000	Fixed 3.500%	LIBOR	Jun 2021	3,888	(83,618)	(79,730)
Morgan Stanley					3 Month
Capital Services, Inc.	13,800,000	EUR	19,524,576	Fixed 3.500%	LIBOR	Sep 2021	(62,858)	184,629	121,771
Morgan Stanley					3 Month
Capital Services, Inc.	6,400,000	EUR	9,186,875	Fixed 3.650%	LIBOR	Sep 2021	31,235	141,841	173,076
Morgan Stanley					3 Month
Capital Services, Inc.	6,400,000	USD	6,400,000	Fixed 4.250%	LIBOR	Jun 2041	69,500	(382,073)	(312,573)
Royal Bank of					3 Month
Scotland PLC	28,500,000	USD	28,500,000	Fixed 4.250%	LIBOR	Jun 2041	709,530	(2,101,456)	(1,391,926)
				3 Month BBR-	Fixed
UBS AG	33,700,000	AUD	23,967,444	BBSW	4.500%	Jun 2011	(6,504)	(33,760)	(40,264)

358

					Fixed
UBS AG	3,647,474	BRL	2,182,691	CDI	11.420%	Jan 2012	-	17,005	17,005
					Fixed
UBS AG	8,165,255	BRL	4,551,967	CDI	10.575%	Jan 2012	(15,343)	(91,459)	(106,802)
					Fixed
UBS AG	1,460,349	BRL	1,042,238	CDI	12.070%	Jan 2013	4,734	8,756	13,490
					Fixed
UBS AG	1,165,938	BRL	986,842	CDI	12.250%	Jan 2014	4,991	9,535	14,526
					3 Month
UBS AG	3,400,000	USD	3,400,000	Fixed 3.500%	LIBOR	Jun 2021	(1,462)	(98,938)	(100,400)
					3 Month
UBS AG	600,000	USD	600,000	Fixed 4.250%	LIBOR	Jun 2041	22,650	(51,954)	(29,304)

			$441,367,926				$1,050,877	($3,227,279)	($2,176,402)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy) . Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. A Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, a Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The following table summarizes the contracts held by the Funds as buyers of protection at May 31, 2011 and the range of contracts notional amounts held by the Funds during the period ended May 31, 2011.

Credit Default Swaps -Buys

Active Bond Fund

The Fund used credit default swaps to manage against potential credit events. During the period ended May 31, 2011, the Fund held credit default swaps with total USD notional amounts as represented below.

								UNAMORTIZED
						(PAY) /		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	NOTIONAL	CUR-	NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AMOUNT	RENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Active Bond Fund
	Bank of America N.A.	Republic of Italy	10,000,000	USD	$10,000,000	(1.000)%	Mar 2016	$689,317	($442,885)	$246,432

					$10,000,000			$689,317	($442,885)	$246,432

Global Bond Fund

359

The Fund used credit default swaps to manage against potential credit events. During the period ended May 31, 2011, the Fund held credit default swaps with total USD notional amounts ranging approximately from $22.9 million to $98.9 million, as measured at each quarter end.

								UNAMORTIZED
						(PAY) /		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	NOTIONAL	CUR-	NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AMOUNT	RENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	Xstrata Canada Corp.	3,000,000	USD	$3,000,000	(0.910)%	Jun 2012	-	($29,738)	($29,738)
	Bank of America N.A.	Lafarge	2,000,000	USD	2,000,000	(1.690)%	Sep 2016	-	54,752	54,752
	Bank of America N.A.	Intuit Inc.	2,000,000	USD	2,000,000	(1.380)%	Mar 2017	-	(96,518)	(96,518)
	Bank of America N.A.	CBS Corp.	1,800,000	USD	1,800,000	(1.000)%	Jun 2019	$188,597	(151,533)	37,064
	Barclays Bank PLC	XL Capital Ltd.	300,000	USD	300,000	(0.310)%	Mar 2012	-	(225)	(225)
	Barclays Bank PLC	Norfolk Southern	2,000,000	USD	2,000,000	(0.450)%	Sep 2014	-	(14,010)	(14,010)
	Bear Stearns	CNA Financial Corp.	500,000	USD	500,000	(0.440)%	Sep 2011	-	(438)	(438)
	Bear Stearns	Loews Corp.	200,000	USD	200,000	(0.330)%	Mar 2016	-	4,537	4,537
	BNP Paribas	D.R. Horton, Inc.	800,000	USD	800,000	(4.030)%	Jun 2011	-	(7,872)	(7,872)
	BNP Paribas	Vivendi	800,000	USD	800,000	(1.743)%	Jun 2013	-	(23,763)	(23,763)
	BNP Paribas	Vivendi	800,000	USD	800,000	(1.780)%	Jun 2013	-	(24,451)	(24,451)
	BNP Paribas	Vivendi	700,000	USD	700,000	(1.820)%	Jun 2013	-	(22,028)	(22,028)
	Citibank N.A.	Autozone, Inc.	500,000	USD	500,000	(0.680)%	Dec 2012	-	(4,302)	(4,302)
	Citibank N.A.	Pearson PLC	1,000,000	USD	1,000,000	(0.690)%	Jun 2018	-	6,777	6,777
	Credit Suisse
	International	Sealed Air Corp.	700,000	USD	700,000	(0.500)%	Sep 2013	-	6,444	6,444
	Credit Suisse
	International	Masco Corp.	700,000	USD	700,000	(0.907)%	Dec 2016	-	52,555	52,555
		Nationwide Health
	Deutsche Bank AG	Properties, Inc.	600,000	USD	600,000	(0.620)%	Sep 2011	-	(1,205)	(1,205)
		Tate & Lyle Public Limited
	Deutsche Bank AG	Company	300,000	USD	300,000	(0.510)%	Dec 2014	-	1,300	1,300
	Deutsche Bank AG	Jones Apparel Group	600,000	USD	600,000	(1.000)%	Dec 2014	13,504	16,016	29,520
	JPMorgan Chase
	Bank	CNA Financial Corp.	500,000	USD	500,000	(0.440)%	Sep 2011	-	(438)	(438)
	JPMorgan Chase
	Bank	Sabre Holdings Corp.	700,000	USD	700,000	(0.930)%	Sep 2011	-	4,117	4,117
	JPMorgan Chase
	Bank	D.R. Horton, Inc.	1,800,000	USD	1,800,000	(1.000)%	Mar 2015	68,763	(13,376)	55,387
		Capital One Financial
	UBS AG	Corp.	600,000	USD	600,000	(0.350)%	Sep 2011	-	(563)	(563)

					$22,900,000			$270,864	($243,962)	$26,902

360

Investment Quality Bond Fund

The Fund used credit default swaps to manage against potential credit events. During the period ended May 31, 2011, the Fund held credit default swaps with total USD notional amounts ranging approximately from $1.1 million to $38.5 million, as measured at each quarter end.

								UNAMORTIZED
						(PAY) /		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	NOTIONAL	CUR-	NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AMOUNT	RENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond
Fund
	Goldman Sachs	CDX-NAIGS16V1-5Y	2,105,000	USD	$2,105,000	1.000%	Jun 2016	($6,188)	($8,374)	($14,562)
	Goldman Sachs	CDX-NAIGS16V1-5Y	5,155,000	USD	5,155,000	1.000%	Jun 2016	(16,483)	(19,177)	(35,660)
	Goldman Sachs	CDX-EMS15V1-5Y	23,800,000	USD	23,800,000	5.000%	Jun 2016	(3,198,907)	(186,815)	(3,385,722)
	Goldman Sachs	CDX-NAHYS16V1-5Y	610,000	USD	610,000	5.000%	Jun 2016	(14,053)	(4,864)	(18,917)
	Goldman Sachs	CMBX.NA.A.3	1,060,000	USD	1,060,000	2.700%	Dec 2049	359,285	77,909	437,194
	Goldman Sachs	CMBX.NA.AJ	1,590,000	USD	1,590,000	2.700%	Dec 2049	554,817	100,975	655,792
	Goldman Sachs	CMBX.NA.BBB	1,590,000	USD	1,590,000	1.340%	Oct 2052	(1,063,547)	(60,964)	(1,124,511)
	Goldman Sachs	CDX-NAIGS16V1-5Y	1,260,000	USD	1,260,000	8.400%	Oct 2052	(91,996)	(41,673)	(133,669)
	Goldman Sachs	CMBX.NA.A.1	695,000	USD	695,000	3.500%	Oct 2052	156,154	38,399	194,553
	UBS AG	CDSRE1.812-13	600,000	USD	600,000	(1.800)%	Dec 2013	-	(16,265)	(16,265)

					$38,465,000			($3,320,918)	($120,849)	($3,441,767)

Real Return Bond Fund

The Fund used credit default swaps to manage against potential credit events. During the period ended May 31, 2011, the Fund held credit default swaps with total USD notional amounts ranging from approximately $6.2 million to $7.6 million as measured at each quarter end.

								UNAMORTIZED
						(PAY) /		UPFRONT
					USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	NOTIONAL	CUR-	NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AMOUNT	RENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Barclays Bank PLC	Cardinal Health, Inc.	95,000	USD	$95,000	(1.000)%	Jun 2017	($1,792)	$274	($1,518)
		International Lease
	BNP Paribas	Finance Corp.	600,000	USD	600,000	(1.600)%	Dec 2013	-	6,450	6,450
	Citibank N.A	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	-	18,865	18,865
	Deutsche Bank AG	Macy's Inc.	1,000,000	USD	1,000,000	(2.100)%	Sep 2017	-	(58,167)	(58,167)
	Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	-	(1,167)	(1,167)
	Morgan Stanley
	Capital Services, Inc.	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	-	(30,776)	(30,776)

361

$6,195,000	($1,792)	($64,521)	($66,313)

Implied credit spreads are utilized in determining the market value of CDS agreements in which a Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

The following table summarizes the contracts held by the Funds as sellers of protection at May 31, 2011 and the range of notional contracts amounts held by the Funds during the period ended May 31, 2011.

Credit Default Swaps -Sells

Global Bond Fund

The Fund used credit default swaps to gain exposure to a security or credit index and to take a long position in the exposure of the benchmark. During the period ended May 31, 2011, the Fund held credit default swaps with total USD notional amounts ranging approximately from $23.7 million to $138.6 million, as measured at each quarter end.

			IMPLIED
			CREDIT				(PAY) /		UNAMORTIZED
			SPREAD			USD	RECEIVE		UPFRONT	UNREALIZED
		REFERENCE	AT	NOTIONAL	CUR-	NOTIONAL	FIXED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	5-31-11	AMOUNT	RENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America	Federative
	N.A.	Republic of Brazil	22.39	1,300,000	USD	$1,300,000	1.000%	Dec 2011	$2,520	$5,786	$8,306
	Bank of America
	N.A.	Ally Financial, Inc.	170.70	1,500,000	USD	1,500,000	5.000%	Dec 2012	19,752	71,038	90,790
	Bank of America
	N.A.	French Republic	70.08	1,500,000	USD	1,500,000	0.250%	Mar 2016	(56,813)	26,229	(30,584)
	Bank of America
	N.A.	French Republic	70.08	2,800,000	USD	2,800,000	0.250%	Mar 2016	(107,377)	50,287	(57,090)
		United Mexican
	Barclays Bank PLC	States	29.85	6,300,000	USD	6,300,000	1.000%	Dec 2011	10,893	26,695	37,588
		Federative
	Barclays Bank PLC	Republic of Brazil	22.39	700,000	USD	700,000	1.000%	Dec 2011	1,416	3,057	4,473
		United Kingdom of
		Great Britain and
	Citibank N.A	Northern Ireland	46.94	6,500,000	USD	6,500,000	1.000%	Jun 2015	34,319	115,936	150,255

362

	United Kingdom of
	Great Britain and
Citibank N.A	Northern Ireland	46.94	2,000,000	USD	2,000,000	1.000%	Jun 2015	15,202	31,030	46,232
	United Kingdom of
	Great Britain and
Citibank N.A	Northern Ireland	46.94	2,100,000	USD	2,100,000	1.000%	Jun 2015	12,723	35,821	48,544
Citibank N.A.	Russian Federation	38.31	2,100,000	USD	2,100,000	1.000%	Dec 2011	3,302	8,221	11,523
Citibank N.A.	Republic of Korea	92.76	2,400,000	USD	2,400,000	1.000%	Dec 2015	23,057	(10,657)	12,400
Citibank N.A.	MCDX.NA.15	n/a	2,800,000	USD	2,800,000	1.000%	Dec 2015	(72,362)	68,050	(4,312)
	People's Republic
Citibank N.A.	of China	70.14	3,000,000	USD	3,000,000	1.000%	Mar 2016	29,920	17,550	47,470
Credit Suisse	People's Republic
International	of China	70.14	2,700,000	USD	2,700,000	1.000%	Mar 2016	26,859	15,864	42,723
	Federative
Deutsche Bank AG	Republic of Brazil	22.39	1,800,000	USD	1,800,000	1.000%	Dec 2011	3,726	7,775	11,501
	United Kingdom of
	Great Britain and
Deutsche Bank AG	Northern Ireland	46.94	1,600,000	USD	1,600,000	1.000%	Jun 2015	9,716	27,270	36,986
	United States of
Deutsche Bank AG	America	48.28	6,700,000	USD	6,700,000	0.250%	Dec 2015	(83,135)	(8,864)	(91,999)
Deutsche Bank AG	French Republic	66.90	7,400,000	USD	7,400,000	0.250%	Dec 2015	(171,466)	38,234	(133,232)
	United Kingdom of
	Great Britain and
Deutsche Bank AG	Northern Ireland	53.43	5,200,000	USD	5,200,000	1.000%	Dec 2015	100,099	17,635	117,734
Deutsche Bank AG	French Republic	66.90	3,800,000	USD	3,800,000	0.250%	Dec 2015	(71,943)	3,527	(68,416)
Deutsche Bank AG	MCDX.NA.15	n/a	1,400,000	USD	1,400,000	1.000%	Dec 2015	(31,682)	29,526	(2,156)
	Commonwealth of
Deutsche Bank AG	Australia	47.16	2,700,000	USD	2,700,000	1.000%	Mar 2016	53,726	18,268	71,994
Deutsche Bank AG	Republic of Korea	95.08	600,000	USD	600,000	1.000%	Mar 2016	(1,479)	4,032	2,553
	People's Republic
Goldman Sachs	of China	67.59	5,000,000	USD	5,000,000	1.000%	Dec 2015	96,975	(15,479)	81,496
Goldman Sachs	MCDX.NA.15	n/a	6,000,000	USD	6,000,000	1.000%	Dec 2015	(205,275)	196,036	(9,239)
Goldman Sachs	MCDX.NA.16	n/a	3,800,000	USD	3,800,000	1.000%	Jun 2016	(79,205)	56,117	(23,088)
	United Kingdom of
JP Morgan Chase	Great Britain and
Bank	Northern Ireland	46.94	6,400,000	USD	6,400,000	1.000%	Jun 2015	26,563	121,380	147,943
JP Morgan Chase
Bank	Republic of Korea	95.08	1,500,000	USD	1,500,000	1.000%	Mar 2016	(4,032)	10,415	6,383
JP Morgan Chase	Commonwealth of
Bank	Australia	49.47	5,100,000	USD	5,100,000	1.000%	Jun 2016	112,453	23,729	136,182
Merrill Lynch
International	Russian Federation	38.31	3,300,000	USD	3,300,000	1.000%	Dec 2011	5,535	12,573	18,108

363

Morgan Stanley
Capital Services,
Inc.	French Republic	66.90	5,100,000	USD	5,100,000	0.250%	Dec 2015	(109,132)	17,310	(91,822)
Morgan Stanley
Capital Services,
Inc.	Russian Federation	38.31	300,000	USD	300,000	1.000%	Dec 2011	505	1,141	1,646
Morgan Stanley
Capital Services,
Inc.	French Republic	66.90	2,300,000	USD	2,300,000	0.250%	Dec 2015	(42,470)	1,060	(41,410)
Morgan Stanley
Capital Services,
Inc.	MCDX.NA.15	n/a	2,800,000	USD	2,800,000	1.000%	Dec 2015	(69,013)	64,701	(4,312)
Morgan Stanley
Capital Services,	Government of
Inc.	Japan	83.54	300,000	USD	300,000	1.000%	Mar 2016	(2,699)	5,574	2,875
Morgan Stanley
Capital Services,
Inc.	State of California	150.44	1,600,000	USD	1,600,000	2.150%	Jun 2016	-	75,811	75,811
Morgan Stanley
Capital Services,
Inc.	State of California	105.44	2,400,000	USD	2,400,000	1.350%	Jun 2016	-	34,768	34,768
Morgan Stanley
Capital Services,
Inc.	State of California	147.66	4,300,000	USD	4,300,000	2.950%	Dec 2020	-	453,737	453,737
Morgan Stanley
Capital Services,	State of
Inc.	Connecticut	101.27	2,300,000	USD	2,300,000	1.630%	Mar 2021	-	110,701	110,701
Morgan Stanley
Capital Services,
Inc.	State of California	149.08	1,400,000	USD	1,400,000	2.150%	Mar 2021	-	69,629	69,629
The Royal Bank of	Commonwealth of
Scotland PLC	Australia	47.16	1,200,000	USD	1,200,000	1.000%	Mar 2016	25,218	6,779	31,997
The Royal Bank of	Commonwealth of
Scotland PLC	Australia	47.16	2,000,000	USD	2,000,000	1.000%	Mar 2016	41,168	12,161	53,329
The Royal Bank of	Commonwealth of
Scotland PLC	Australia	47.16	2,600,000	USD	2,600,000	1.000%	Mar 2016	52,952	16,375	69,327
UBS AG	French Republic	66.90	1,200,000	USD	1,200,000	0.250%	Dec 2015	(21,571)	(34)	(21,605)
UBS AG	French Republic	70.08	4,500,000	USD	4,500,000	0.250%	Mar 2016	(164,754)	73,002	(91,752)
	Government of
UBS AG	Japan	83.54	4,300,000	USD	4,300,000	1.000%	Mar 2016	(29,072)	70,281	41,209

					$138,600,000			($614,881)	$2,020,077	$1,405,196

Investment Quality Bond
Fund

364

The Fund used credit default swaps to take a long position in the exposure of the benchmark. During the period ended May 31, 2011, the Fund held credit default swaps with total USD notional amounts as represented below.

			IMPLIED
			CREDIT				(PAY) /		UNAMORTIZED
			SPREAD			USD	RECEIVE		UPFRONT	UNREALIZED
		REFERENCE	AT	NOTIONAL	CUR-	NOTIONAL	FIXED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	5-31-11	AMOUNT	RENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond
Fund
		ITRAXX-
	Goldman Sachs	XOVERS15V1-5Y	n/a	1,125,000	USD	$1,125,000	5.00%	Jun 2016	$92,825	$10,956	$103,781
	Goldman Sachs	CMBX.NA.AJ	n/a	8,900,000	USD	8,900,000	1.00%	Jun 2016	(33,257)	(28,310)	(61,567)
		ITRAXX-
	Goldman Sachs	XOVERS15V1-5Y	n/a	340,000	EUR	504,254	5.00%	Jun 2016	30,926	439	31,365
		ITRAXX-
	Goldman Sachs	XOVERS15V1-5Y	n/a	1,465,000	EUR	2,080,667	5.00%	Jun 2016	128,951	6,194	135,145
	Goldman Sachs	CDS USD	n/a	1,950,000	EUR	1,950,000	1.00%	Jun 2016	(29,196)	5,559	(23,637)
		ITRAXX-
	Goldman Sachs	XOVERS15V1-5Y	n/a	120,000	EUR	170,856	5.00%	Jun 2016	10,145	925	11,070
		CDX-NAIGS16V1-
	Goldman Sachs	5Y	n/a	1,480,000	USD	1,480,000	1.00%	Jun 2016	7,238	3,000	10,238
		ITRAXX-
	Goldman Sachs	EUROPES15V1	n/a	2,525,000	EUR	3,556,338	1.00%	Jun 2016	(4,926)	8,096	3,170
		CDX-NAHYS16V1-
	Goldman Sachs	5Y	n/a	1,060,000	USD	1,060,000	6.20%	Dec 2049	(544,217)	(81,056)	(625,273)
	Goldman Sachs	CMBX.NA.AA.	n/a	2,120,000	USD	2,120,000	3.48%	Feb 2051	(1,075,071)	(84,194)	(1,159,265)
	Goldman Sachs	CMBX.NA.AA.	n/a	2,120,000	USD	2,120,000	1.65%	Feb 2051	758,399	136,621	895,020
	Goldman Sachs	CMBX.NA.AJ	n/a	420,000	USD	420,000	8.40%	Oct 2052	(40,117)	(4,439)	(44,556)

						$25,487,115			($698,300)	($26,209)	($724,509)

Real Return Bond Fund

The Fund used credit default swaps to gain exposure to a security or credit index and to take a long position in the exposure of the benchmark. During the period ended May 31, 2011, the Fund held credit default swaps with total USD notional amounts ranging from approximately $49.2 million to $51.4 million as measured at each quarter end.

			IMPLIED				(PAY) /		UNAMORTIZED
			CREDIT			USD	RECEIVE		UPFRONT	UNREALIZED
		REFERENCE	SPREAD	NOTIONAL	CUR-	NOTIONAL	FIXED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	AT 5-31-11	AMOUNT	RENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Bank of America	Republic of Italy	50.26	200,000	USD	$200,000.00	1.000%	Jun 2011	($130)		$458

365

N.A.									$588
Bank of America	Government of
N.A.	Japan	80.32	4,100,000	USD	4,100,0000	1.000%	Dec 2015	82,230	(38,597)	43,633
	Federative
Barclays Bank PLC	Republic of Brazil	89.94	1,300,000	USD	1,300,0000	1.000%	Jun 2015	(8,791)	16,555	7,764
	Federative
Barclays Bank PLC	Republic of Brazil	89.94	1,000,000	USD	1,000,0000	1.000%	Jun 2015	(15,106)	21,079	5,973

Barclays Bank PLC	French Republic	66.9	2,300,000	USD	2,300,0000	0.250%	Dec 2015	(40,299)	(1,111)	(41,410)

Barclays Bank PLC	CDX.EM.15	n/a	900,000	USD	900,000	5.000%	Jun 2016	117,122	10,909	128,031
	United Kingdom of
	Great Britain and
Citibank N.A	Northern Ireland	46.94	2,500,000	USD	2,500,000	1.000%	Jun 2015	16,052	41,738	57,790

Citibank N.A	French Republic	59.28	2,000,000	USD	2,000,000	0.250%	Jun 2015	(37,882)	11,682	(26,200)

Citibank N.A	CDX.NA.IG.15	n/a	11,700,000	USD	11,700,00	5.000%	Dec 2015	1,442,735	106,950	1,549,685
	United Kingdom of
	Great Britain and
Deutsche Bank AG	Northern Ireland	46.94	1,000,000	USD	1,000,000	1.000%	Jun 2015	3,772	19,344	23,116
	United Kingdom of
	Great Britain and
Deutsche Bank AG	Northern Ireland	46.94	3,100,000	USD	3,100,000	1.000%	Jun 2015	21,033	50,627	71,660

Deutsche Bank AG	French Republic	59.28	1,600,000	USD	1,600,000	0.250%	Jun 2015	(42,232)	21,272	(20,960)

Deutsche Bank AG	CDX.EM.14	n/a	300,000	USD	300,000	5.000%	Dec 2015	37,668	2,068	39,736
	Federative
Deutsche Bank AG	Republic of Brazil	144.95	4,100,000	USD	4,100,000	1.000%	Jun 2020	(121,042)	(13,910)	(134,952)

Goldman Sachs	CDX.NA.IG.16	n/a	7,200,000	USD	7,200,000	1.000%	Jun 2016	13,883	35,924	49,807
	Federative
HSBC Bank USA	Republic of Brazil	89.94	1,000,000	USD	1,000,000	1.000%	Jun 2015	(11,205)	17,178	5,973
JP Morgan Chase	Federative
Bank	Republic of Brazil	89.94	400,000	USD	400,000	1.000%	Jun 2015	(3,601)	5,990	2,389
JP Morgan Chase
Bank	French Republic	59.28	1,400,000	USD	1,400,000	0.250%	Jun 2015	(39,856)	21,516	(18,340)
JP Morgan Chase	Petroleo Brasileiro
Bank	S/A Petrobras	120.72	400,000	USD	400,000	1.000%	Sep 2015	(9,613)	6,977	(2,636)
The Royal Bank of	Government of
Scotland PLC	Japan	80.32	600,000	USD	600,000	1.000%	Dec 2015	11,889	(5,504)	6,385
The Royal Bank of
Scotland PLC	CDX.EM.14	n/a	700,000	USD	700,000	5.000%	Dec 2015	88,727	3,989	92,716

366

UBS AG	CDX.EM.14	n/a	1,400,000	USD	1,400,000	5.000%	Dec 2015	173,233	12,199	185,432

					$49,200,000			$1,678,587	$347,463	$2,026,050

Spectrum Income Fund

The Fund used credit default swaps to take a long position in the exposure of the benchmark. During the period ended May 31, 2011, the Fund held credit default swaps with total USD notional amounts as represented below.

IMPLIED
			CREDIT				(PAY) /		UNAMORTIZED
			SPREAD			USD	RECEIVE		UPFRONT	UNREALIZED
		REFERENCE	AT	NOTIONAL	CUR-	NOTIONAL	FIXED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	5-31-11	AMOUNT	RENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Spectrum Income Fund
	JP Morgan Chase	Arab Republic of
	Bank	Egypt	3.25	100,000	USD	$100,000	0.250%	Mar 2016	($11,928)	$2,271	($9,657)

						$100,000			($11,928)	$2,271	($9,657)

Total Return Fund

The Fund used credit default swaps gain exposure to a security or credit index and to take a long position in the exposure of the benchmark. During the period ended May 31, 2011, the Fund held credit default swaps with total USD notional amounts ranging from approximately $189.6 million to $438.0 million as measured at each quarter end.

			IMPLIED
			CREDIT				(PAY) /		UNAMORTIZED
			SPREAD			USD	RECEIVE		UPFRONT	UNREALIZED
		REFERENCE	AT	NOTIONAL	CUR-	NOTIONAL	FIXED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	5-31-11	AMOUNT	RENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
	Bank of America
	N.A.	Sallie Mae	38.54	2,600,000	USD	$2,600,000	5.000%	Sep 2011	($86,394)	$149,984	$63,590
	Bank of America	Berkshire
	N.A.	Hathaway, Inc.	80.04	1,800,000	USD	1,800,000	1.000%	Mar 2015	(23,709)	40,662	16,953
	Bank of America	People's Republic
	N.A.	of China	61.46	500,000	USD	500,000	1.000%	Jun 2015	6,839	1,799	8,638
	Bank of America	People's Republic
	N.A.	of China	61.46	1,500,000	USD	1,500,000	1.000%	Jun 2015	19,550	6,365	25,915
	Bank of America	United Mexican
	N.A.	States	93.6	300,000	USD	300,000	1.000%	Sep 2015	(3,646)	5,048	1,402
	Bank of America
	N.A.	CDX.EM.14	n/a	6,100,000	USD	6,100,000	5.000%	Dec 2015	745,638	62,317	807,955
	Bank of America	Prudential
	N.A.	Financial, Inc.	127.06	2,400,000	USD	2,400,000	1.000%	Dec 2015	(63,646)	40,185	(23,461)

367

Bank of America
N.A.	Metlife, Inc.	131.62	1,700,000	USD	1,700,000	1.000%	Dec 2015	(56,161)	36,197	(19,964)
Bank of America	Government of
N.A.	Japan	83.54	200,000	USD	200,000	1.000%	Mar 2016	2,634	(717)	1,917
Bank of America	Government of
N.A.	Japan	83.54	200,000	USD	200,000	1.000%	Mar 2016	2,453	(536)	1,917
Bank of America
N.A.	French Republic	70.08	1,200,000	USD	1,200,000	0.250%	Mar 2016	(44,986)	20,519	(24,467)
Bank of America
N.A.	Kingdom of Spain	249.55	14,800,000	USD	14,800,000	1.000%	Mar 2016	(931,726)	3,426	(928,300)
Bank of America
N.A.	Kingdom of Spain	249.55	400,000	USD	400,000	1.000%	Mar 2016	(24,981)	(108)	(25,089)
Bank of America
N.A.	Credit Agricole SA	289.82	2,000,000	USD	2,000,000	1.000%	Jun 2016	(209,292)	(30,459)	(239,751)
Bank of America
N.A.	CDX.NA.IG.16	n/a	38,700,000	USD	38,700,000	1.000%	Jun 2021	172,250	94,378	266,628
	Bank of America
Barclays Bank PLC	Corp.	28.36	500,000	USD	500,000	1.000%	Dec 2011	(558)	3,583	3,025
	General Electric
Barclays Bank PLC	Capital Corp.	48.62	3,900,000	USD	3,900,000	0.640%	Dec 2012	-	14,416	14,416
Barclays Bank PLC	CDX.NA.IG.9	n/a	14,949,732	USD	14,949,732	0.758%	Dec 2012	-	188,731	188,731
	United Mexican
Barclays Bank PLC	States	86.61	1,200,000	USD	1,200,000	1.000%	Mar 2015	(20,093)	28,472	8,379
	Federative
Barclays Bank PLC	Republic of Brazil	89.94	500,000	USD	500,000	1.000%	Jun 2015	(5,598)	8,584	2,986
Barclays Bank PLC	CDX.EM.13	n/a	1,000,000	USD	1,000,000	5.000%	Jun 2015	96,285	26,781	123,066
Barclays Bank PLC	CDX.EM.13	n/a	7,900,000	USD	7,900,000	5.000%	Jun 2015	792,636	179,583	972,219
Barclays Bank PLC	CDX.EM.14	n/a	3,500,000	USD	3,500,000	5.000%	Dec 2015	405,593	57,988	463,581
Barclays Bank PLC	French Republic	70.08	800,000	USD	800,000	0.250%	Mar 2016	(27,197)	10,886	(16,311)
Barclays Bank PLC	Republic of Italy	159.38	900,000	USD	900,000	1.000%	Mar 2016	(32,715)	10,536	(22,179)
	People's Republic
Barclays Bank PLC	of China	70.14	700,000	USD	700,000	1.000%	Mar 2016	7,842	3,234	11,076
Barclays Bank PLC	Republic of Italy	159.38	1,900,000	USD	1,900,000	1.000%	Mar 2016	(59,415)	12,593	(46,822)
Barclays Bank PLC	CDX.EM.15	n/a	1,100,000	USD	1,100,000	5.000%	Jun 2016	142,667	13,816	156,483
Barclays Bank PLC	CDX.NA.HY.16	n/a	12,800,000	USD	12,800,000	5.000%	Jun 2016	346,926	50,020	396,946
	General Electric
BNP Paribas	Capital Corp.	29.35	2,000,000	USD	2,000,000	5.000%	Sep 2011	13,371	36,130	49,501
	People's Republic
BNP Paribas	of China	70.14	300,000	USD	300,000	1.000%	Mar 2016	3,402	1,345	4,747
	United States of
BNP Paribas	America	49.2	5,100,000	EUR	7,150,709	0.250%	Mar 2016	(69,074)	(7,662)	(76,736)
BNP Paribas	CDX.NA.IG.16	n/a	27,400,000	USD	27,400,000	1.000%	Jun 2016	145,576	43,966	189,542

368

	General Electric
Citibank N.A	Capital Corp.	28.21	1,000,000	USD	1,000,000	5.000%	Jun 2011	(1,217)	13,967	12,750
	General Electric
Citibank N.A	Capital Corp.	28.21	1,000,000	USD	1,000,000	5.000%	Jun 2011	(1,154)	13,904	12,750
Citibank N.A	CDX.NA.HY.8	n/a	5,777,640	USD	5,777,640	0.355%	Jun 2012	-	22,639	22,639
Citibank N.A	CDX.NA.HY.8	n/a	4,814,700	USD	4,814,700	0.360%	Jun 2012	-	19,172	19,172
Citibank N.A	CDX.NA.HY.8	n/a	1,348,116	USD	1,348,116	0.401%	Jun 2012	-	6,069	6,069
Citibank N.A	Dell, Inc.	36.78	4,800,000	USD	4,800,000	1.000%	Sep 2013	23,844	56,005	79,849
	General Electric
Citibank N.A	Capital Corp.	68.69	600,000	USD	600,000	4.325%	Dec 2013	-	60,755	60,755
	United Mexican
Citibank N.A	States	86.61	1,200,000	USD	1,200,000	1.000%	Mar 2015	(20,505)	28,884	8,379
	People's Republic
Citibank N.A	of China	61.46	400,000	USD	400,000	1.000%	Jun 2015	5,163	1,748	6,911
	Republic of
Citibank N.A	Kazakhstan	143.75	300,000	USD	300,000	1.000%	Mar 2016	(8,117)	2,719	(5,398)
	Federative
Citibank N.A.	Republic of Brazil	94.39	1,000,000	USD	1,000,000	1.000%	Sep 2015	(13,386)	17,725	4,339
	United Mexican
Citibank N.A.	States	93.6	700,000	USD	700,000	1.000%	Sep 2015	(9,068)	12,340	3,272
Citibank N.A.	CDX.EM.14	n/a	14,800,000	USD	14,800,000	5.000%	Dec 2015	1,733,208	227,077	1,960,285
Citibank N.A.	Metlife, Inc.	131.62	2,500,000	USD	2,500,000	1.000%	Dec 2015	(82,589)	53,231	(29,358)
Credit Suisse	Federative
International	Republic of Brazil	89.94	4,300,000	USD	4,300,000	1.000%	Jun 2015	(46,608)	72,290	25,682
Credit Suisse
International	CDX.EM.13	n/a	600,000	USD	600,000	5.000%	Jun 2015	62,584	11,255	73,839
Credit Suisse	Federative
International	Republic of Brazil	94.39	1,900,000	USD	1,900,000	1.000%	Sep 2015	(19,822)	28,066	8,244
Credit Suisse
International	Arcelormittal	210.49	1,000,000	USD	1,000,000	1.000%	Jun 2016	(49,699)	487	(49,212)
Credit Suisse
International	CDX.NA.IG.16	n/a	12,500,000	USD	12,500,000	1.000%	Jun 2016	59,068	27,402	86,470
	General Electric
Deutsche Bank AG	Capital Corp.	29.35	500,000	USD	500,000	1.500%	Sep 2011	-	3,391	3,391
	General Electric
Deutsche Bank AG	Capital Corp.	29.35	2,400,000	USD	2,400,000	1.000%	Sep 2011	(9,794)	19,908	10,114
Deutsche Bank AG	CDX.NA.IG.9	n/a	9,837,888	USD	9,837,888	0.708%	Dec 2012	-	115,484	115,484
	Berkshire
Deutsche Bank AG	Hathaway, Inc.	42.41	1,600,000	USD	1,600,000	0.850%	Mar 2013	-	15,089	15,089
Deutsche Bank AG	CDX.NA.IG.10	n/a	1,928,998	USD	1,928,998	0.530%	Jun 2013	-	21,602	21,602
	United Kingdom of
	Great Britain and
Deutsche Bank AG	Northern Ireland	41.96	1,600,000	USD	1,600,000	1.000%	Dec 2014	7,977	27,886	35,863

369

	United Mexican
Deutsche Bank AG	States	86.61	700,000	USD	700,000	1.000%	Mar 2015	(11,961)	16,849	4,888
	Federative
Deutsche Bank AG	Republic of Brazil	89.94	1,700,000	USD	1,700,000	1.000%	Jun 2015	(14,595)	24,748	10,153
	Federative
Deutsche Bank AG	Republic of Brazil	89.94	500,000	USD	500,000	1.000%	Jun 2015	(3,741)	6,727	2,986
Deutsche Bank AG	CDX.EM.13	n/a	5,400,000	USD	5,400,000	5.000%	Jun 2015	535,227	129,328	664,555
Deutsche Bank AG	CDX.EM.14	n/a	2,800,000	USD	2,800,000	5.000%	Dec 2015	306,435	64,430	370,865
Deutsche Bank AG	Metlife, Inc.	138.34	1,500,000	USD	1,500,000	1.000%	Mar 2016	(28,991)	5,809	(23,182)
Deutsche Bank AG	French Republic	70.08	400,000	USD	400,000	0.250%	Mar 2016	(15,010)	6,854	(8,156)
	United Kingdom of
	Great Britain and
Deutsche Bank AG	Northern Ireland	56.13	700,000	USD	700,000	1.000%	Mar 2016	12,704	2,983	15,687
	Republic of
Deutsche Bank AG	Kazakhstan	143.75	300,000	USD	300,000	1.000%	Mar 2016	(8,507)	3,109	(5,398)
Deutsche Bank AG	Metlife, Inc.	162.58	7,700,000	USD	7,700,000	1.000%	Mar 2016	(424,404)	147,617	(276,787)
Deutsche Bank AG	CDX.EM.15	n/a	700,000	USD	700,000	5.000%	Jun 2016	91,432	8,148	99,580
Deutsche Bank AG	CDX.NA.IG.16	n/a	4,100,000	USD	4,100,000	1.000%	Jun 2016	19,498	8,864	28,362
Goldman Sachs	CDX.NA.IG.10	n/a	2,411,247	USD	2,411,247	0.463%	Jun 2013	-	23,287	23,287
	Berkshire
Goldman Sachs	Hathaway, Inc.	80.04	1,000,000	USD	1,000,000	1.000%	Mar 2015	(13,172)	22,590	9,418
	Federative
Goldman Sachs	Republic of Brazil	89.94	500,000	USD	500,000	1.000%	Jun 2015	(5,228)	8,214	2,986
	United Kingdom of
	Great Britain and
Goldman Sachs	Northern Ireland	53.43	1,000,000	USD	1,000,000	1.000%	Dec 2015	20,452	2,189	22,641
Goldman Sachs	French Republic	66.9	300,000	USD	300,000	0.250%	Dec 2015	(5,187)	(214)	(5,401)
Goldman Sachs	Republic of Italy	159.38	300,000	USD	300,000	1.000%	Mar 2016	(10,780)	3,387	(7,393)
Goldman Sachs	Kingdom of Spain	249.55	15,900,000	USD	15,900,000	1.000%	Mar 2016	(870,513)	(126,783)	(997,296)
Goldman Sachs	Republic of Italy	159.38	13,600,000	USD	13,600,000	1.000%	Mar 2016	(387,335)	52,187	(335,148)
Goldman Sachs	Kingdom of Spain	249.55	6,300,000	USD	6,300,000	1.000%	Mar 2016	(373,699)	(21,456)	(395,155)
Goldman Sachs	Republic of Italy	159.38	5,900,000	USD	5,900,000	1.000%	Mar 2016	(186,985)	41,590	(145,395)
Goldman Sachs	Kingdom of Spain	249.55	3,600,000	USD	3,600,000	1.000%	Mar 2016	(208,663)	(17,140)	(225,803)
Goldman Sachs	Republic of Italy	159.38	4,900,000	USD	4,900,000	1.000%	Mar 2016	(169,277)	48,525	(120,752)
Goldman Sachs	Kingdom of Spain	249.55	300,000	USD	300,000	1.000%	Mar 2016	(18,974)	157	(18,817)
	Government of
Goldman Sachs	Japan	83.54	7,200,000	USD	7,200,000	1.000%	Mar 2016	(64,619)	133,620	69,001
Goldman Sachs	CDX.NA.IG.9	n/a	868,049	USD	868,049	0.553%	Dec 2017	-	10,860	10,860
Goldman Sachs	Kingdom of Spain	251.08	1,000,000	USD	1,000,000	1.000%	Jun 2021	(58,571)	(7,633)	(66,204)

370

	Federative
HSBC Bank	Republic of Brazil	94.39	700,000	USD	700,000	1.000%	Sep 2015	(5,999)	9,036	3,037
HSBC Bank	CDX.EM.14	n/a	1,000,000	USD	1,000,000	5.000%	Dec 2015	113,803	18,649	132,452
HSBC Bank	CDX.EM.13	n/a	8,400,000	USD	8,400,000	5.000%	Jun 2015	812,442	221,310	1,033,752
	Federative
HSBC Bank	Republic of Brazil	89.94	1,300,000	USD	1,300,000	1.000%	Jun 2015	(28,111)	35,875	7,764
	Republic of
HSBC Bank	Kazakhstan	143.75	400,000	USD	400,000	1.000%	Mar 2016	(10,996)	3,799	(7,197)
JPMorgan Chase	General Electric
Bank, N.A.	Capital Corp.	29.35	2,400,000	USD	2,400,000	5.000%	Sep 2011	16,045	43,356	59,401
	United Kingdom of
JPMorgan Chase	Great Britain and
Bank, N.A.	Northern Ireland	44.59	900,000	USD	900,000	1.000%	Mar 2015	3,185	17,303	20,488
	United Kingdom of
JPMorgan Chase	Great Britain and
Bank, N.A.	Northern Ireland	44.59	1,800,000	USD	1,800,000	1.000%	Mar 2015	5,731	35,245	40,976
JPMorgan Chase
Bank, N.A.	CDX.EM.13	n/a	1,200,000	USD	1,200,000	5.000%	Jun 2015	119,201	28,478	147,679
JPMorgan Chase	Federative
Bank, N.A.	Republic of Brazil	94.39	8,800,000	USD	8,800,000	1.000%	Sep 2015	(100,852)	139,037	38,185
JPMorgan Chase
Bank, N.A.	CDX.EM.14	n/a	300,000	USD	300,000	5.000%	Dec 2015	34,642	5,094	39,736
JPMorgan Chase	Government of
Bank, N.A.	Japan	83.54	800,000	USD	800,000	1.000%	Mar 2016	6,540	1,127	7,667
JPMorgan Chase
Bank, N.A.	State of Qatar	93.86	2,900,000	USD	2,900,000	1.000%	Mar 2016	(6,528)	20,568	14,040
JPMorgan Chase
Bank, N.A.	Kingdom of Spain	249.55	5,000,000	USD	5,000,000	1.000%	Mar 2016	(273,746)	(39,869)	(313,615)
JPMorgan Chase	Arab Republic of
Bank, N.A.	Egypt	326.15	800,000	USD	800,000	1.000%	Mar 2016	(94,307)	17,052	(77,255)
JPMorgan Chase
Bank, N.A.	CDX.NA.IG.9	n/a	1,928,998	USD	1,928,998	0.553%	Dec 2017	-	24,736	24,736
Morgan Stanley
Capital Services,	General Electric
Inc.	Capital Corp.	29.35	2,300,000	USD	2,300,000	1.000%	Sep 2011	(5,837)	15,530	9,693
Morgan Stanley
Capital Services,
Inc.	CDX.NA.IG.9	n/a	3,900,000	USD	3,900,000	0.963%	Dec 2012	-	60,892	60,892
Morgan Stanley
Capital Services,	Federative
Inc.	Republic of Brazil	57.21	900,000	USD	900,000	1.660%	Mar 2013	-	20,751	20,751
Morgan Stanley	United Kingdom of
Capital Services,	Great Britain and
Inc.	Northern Ireland	41.96	300,000	USD	300,000	1.000%	Dec 2014	1,593	5,131	6,724

371

Morgan Stanley
Capital Services,	Federative
Inc.	Republic of Brazil	89.94	500,000	USD	500,000	1.000%	Jun 2015	(3,788)	6,774	2,986
Morgan Stanley
Capital Services,
Inc.	CDX.EM.13	n/a	9,800,000	USD	9,800,000	5.000%	Jun 2015	1,011,542	194,502	1,206,044
Morgan Stanley
Capital Services,	Federative
Inc.	Republic of Brazil	94.39	9,900,000	USD	9,900,000	1.000%	Sep 2015	(115,084)	158,042	42,958
Morgan Stanley
Capital Services,
Inc.	CDX.EM.14	n/a	4,400,000	USD	4,400,000	5.000%	Dec 2015	498,813	83,974	582,787
Morgan Stanley
Capital Services,
Inc.	Abu Dhabi	93.28	4,800,000	USD	4,800,000	1.000%	Mar 2016	(12,961)	37,480	24,519
Morgan Stanley
Capital Services,
Inc.	French Republic	70.08	500,000	USD	500,000	0.250%	Mar 2016	(15,962)	5,767	(10,195)
Morgan Stanley
Capital Services,
Inc.	Kingdom of Spain	249.55	2,000,000	USD	2,000,000	1.000%	Mar 2016	(115,124)	(10,322)	(125,446)
Morgan Stanley
Capital Services,	Government of
Inc.	Japan	83.54	2,400,000	USD	2,400,000	1.000%	Mar 2016	(22,608)	45,608	23,000
Morgan Stanley
Capital Services,
Inc.	CDX.NA.IG.16	n/a	2,700,000	USD	2,700,000	1.000%	Jun 2016	13,001	5,677	18,678
Royal Bank of	People's Republic
Scotland PLC	of China	61.46	900,000	USD	900,000	1.000%	Jun 2015	11,962	3,587	15,549
Royal Bank of	United Mexican
Scotland PLC	States	93.6	1,900,000	USD	1,900,000	1.000%	Sep 2015	(18,310)	27,191	8,881
	United Kingdom of
Societe Generale	Great Britain and
Paris	Northern Ireland	44.59	5,000,000	USD	5,000,000	1.000%	Mar 2015	7,057	106,764	113,821
	United Kingdom of
Societe Generale	Great Britain and
Paris	Northern Ireland	44.59	8,600,000	USD	8,600,000	1.000%	Mar 2015	27,337	168,435	195,772
The Royal Bank of
Scotland PLC	French Republic	66.9	700,000	USD	700,000	0.250%	Dec 2015	(12,255)	(348)	(12,603)
The Royal Bank of
Scotland PLC	French Republic	70.08	500,000	USD	500,000	0.250%	Mar 2016	(15,744)	5,549	(10,195)
	Berkshire
UBS AG	Hathaway, Inc.	80.04	1,000,000	USD	1,000,000	1.000%	Mar 2015	(13,513)	22,931	9,418
UBS AG	French Republic	66.9	1,600,000	USD	1,600,000	0.250%	Dec 2015	(28,762)	(45)	(28,807)
UBS AG	CDX.EM.14	n/a	500,000	USD	500,000	5.000%	Dec 2015	60,644	5,582	66,226

372

UBS AG	French Republic	70.08	1,400,000	USD	1,400,000	0.250%	Mar 2016	(52,484)	23,939	(28,545)

					$438,016,077			$2,770,459	$4,164,190	$6,934,649

The following are abbreviations for the tables above:
BA-CDOR	Bankers' Acceptance-Canadian Deposit Offering Rate
BBA	British Bankers Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDI	Brazil Interbank Deposit Rate
FRCPXTOB	French CPI Ex Tobacco Daily Reference Index
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Intere's Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Funds at May 31, 2011 by risk category:

Fund	Risk	Statement of Assets and	Financial instruments	Asset Derivatives	Liability Derivatives
		Liabilities location	location	Fair Value	Fair Value

Active Bond Fund	Interest rate contracts	Receivable/payable for	Futures†	$17,987	($63,828)
		futures
	Foreign currency	Receivable/payable for	Forward foreign currency	41,304	(67,174)
	contracts	forward foreign currency	contracts
		exchange contracts
	Credit contracts	Swap contracts, at value	Credit default swaps	246,432	-

	Total			$305,723	($131,002)

All Cap Core Fund	Equity contracts	Receivable/payable for	Futures†	$351,655	-
		futures

	Total			$351,655	-

373

Alpha Opportunities	Foreign currency	Receivable/payable for	Forward foreign currency	$235,005	-
Fund	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$235,005	-

Emerging Markets Debt	Interest rate contracts	Receivable/payable for	Futures†	-	($4,583)
Fund		futures
	Foreign currency	Receivable/payable for	Forward foreign currency	$44,389	(21,237)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$44,389	($25,820)

Global Bond Fund	Interest rate contracts	Receivable/payable for	Futures†/Written	$4,159,720	($3,625,063)
		futures; Written options, at	Options/Interest rate
		value; Swap contracts, at	swaps
		value
	Credit contracts	Swap contracts, at value;	Credit default swaps	2,328,666	(896,568)

	Foreign currency	Receivable/payable for	Forward foreign currency	6,139,115	(3,131,000)
	contracts	forward foreign currency	contracts/Written
		exchange contracts;	Options
		Written options, at value

	Total			$12,627,501	($7,652,631)

Heritage Fund	Foreign currency	Receivable/payable for	Forward foreign currency	-	($6,502)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			-	($6,502)

High Income Fund	Foreign currency	Receivable/payable for	Forward foreign currency	$1,001	($60,255)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$1,001	($60,255)

374

High Yield Fund	Interest rate contracts	Receivable/payable for	Futures†	$162,855	($277,160)
		futures
	Foreign currency	Receivable/payable for	Forward foreign currency	342,463	(72,773)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$505,318	($349,933)

Index 500 Fund	Equity contracts	Receivable/payable for	Futures†	$2,062,175	-
		futures

	Total			$2,062,175	-

International Equity	Equity contracts	Receivable/payable for	Futures†	$723,610	($522,913)
Index Fund		futures
	Foreign currency	Receivable/payable for	Forward foreign currency	195,180	(327)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$918,790	($523,240)

International	Foreign currency	Receivable/payable for	Forward foreign currency	-	($2,915,821)
Opportunities Fund	contracts	forward foreign currency	contracts
		exchange contracts

	Total			-	($2,915,821)

Investment Quality Bond	Interest rate contracts	Receivable/payable for	Futures†/Interest rate	$508,325	($786,679)
Fund		futures; Swap contracts, at	swaps
		value
	Credit contracts	Swap contracts, at value	Credit default swaps	2,477,328	(6,643,604)
	Foreign currency	Receivable/payable for	Forward foreign currency	2,146,721	(2,296,987)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$5,132,374	($9,727,270)

Mid Cap Growth Index	Equity contracts	Receivable/payable for	Futures†	$16,710	-
Fund		futures

375

	Total			$16,710	-

Mid Cap Index Fund	Equity contracts	Receivable/payable for	Futures†	$323,937	-
		futures

	Total			$323,937	-

Mid Cap Value Index	Equity contracts	Receivable/payable for	Futures†	$41,610	-
Fund		futures

	Total			$41,610	-

Mutual Shares Fund	Foreign currency	Receivable/payable for	Forward foreign currency	$211,451	($436,211)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$211,451	($436,211)

Real Return Bond Fund	Interest rate contracts	Receivable/payable for	Futures†/Written	$1,810,766	($2,909,987)
		futures; Written options, at	Options/Purchased
		value; Investments in	Options/Interest rate
		unaffiliated issuers, at	swaps
		value*; Swap contracts, at
		value
	Credit contracts	Swap contracts, at value;	Credit default	2,295,863	(347,230)
		Written options, at value	swaps/Written Options
	Foreign currency	Receivable/payable for	Forward foreign currency	1,729,420	(497,006)
	contracts	forward foreign currency	contracts/Written
		exchange contracts;	Options
		Written options, at value

	Total			$5,836,049	($3,754,223)

Small Cap Index Fund	Equity contracts	Receivable/payable for	Futures†	$223,396	-
		futures

	Total			$223,396	-

376

Smaller Company	Equity contracts	Receivable/payable for	Futures†	$26,383	-
Growth Fund		futures

	Total			$26,383	-

Spectrum Income Fund	Interest rate contracts	Receivable/payable for	Futures†/Interest rate	$52,964	(490,171)
		futures	swaps
	Credit Contracts	Swap contracts, at value	Credit default swaps	-	(9,657)
	Foreign currency	Receivable/payable for	Forward foreign currency	858,746	(1,392,147)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$911,710	($1,891,975)

Total Return Fund	Interest rate contracts	Receivable/payable for	Futures†/Written	$16,731,218	($11,866,083)
		futures; Written options, at	Options/Purchased
		value; Investments in	Options/Interest rate
		unaffiliated issuers, at	swaps
		value*; Swap contracts, at
		value
	Credit contracts	Swap contracts, at value;	Credit default	11,686,442	(4,775,794)
		Written options, at value	swaps/Written Options
	Foreign currency	Receivable/payable for	Forward foreign currency	9,972,542	(7,695,454)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$38,390,202	($24,337,331)

† Reflects cumulative appreciation/depreciation on futures as disclosed previously.
* Purchased options are included in the Portfolio’s Investments

Direct placement securities The Funds may hold direct placement securities which are restricted to resale and the Funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at May 31, 2011.

377

						Value as a
		Original			Ending	percentage
		Acquisition	Acquisition	Beginning	share	of Fund's	Value as of 5-
Portfolio	Issuer, Description	date	cost	share amount	amount	net assets	31-11
Blue Chip Growth Fund	Facebook, Inc.	3/31/2011	$9,807,459	-	392,206	0.45%	$11,117,197
	Bought : 392,206
High Income Fund	Dominion Petroleum Acquisitions	9/19/2007	$838,461	948,612	1,026,513	0.16%	$769,905
	Bought : 77,901		$77,901
	Talmer Bank & Trust Company
	(formerly, First Michigan Bank)	4/30/2010	$1,675,002	279,167	279,167	0.33%	$1,552,902

Transactions in securities of affiliated issuers Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended May 31, 2011, is set forth below:

		Beginning share	Ending share	Realized	Dividend	Ending
Portfolio	Issuer, Description	amount	amount	gain (loss)	income	value
High Income Fund	Greektown Superholdings, Inc.	7,894	7,894	-	-	$556,527
	Bought: none Sold: none
	Greektown Superholdings, Inc., Series A	154,240	154,240	-	-	$11,568,000
	Bought: none Sold: none

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

378

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: July 26, 2011

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: July 26, 2011